UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.8%
Communication services – 9.7%
Diversified telecommunication services – 1.9%
AT&T, Inc.	1,594,449	$53,541,597
CenturyLink, Inc.	208,638	4,423,126
Verizon Communications, Inc.	907,264	48,438,825
		106,403,548
Entertainment – 2.1%
Activision Blizzard, Inc.	167,414	13,927,171
Electronic Arts, Inc. (A)	66,759	8,043,792
Netflix, Inc. (A)	95,620	35,774,311
Take-Two Interactive Software, Inc. (A)	24,923	3,439,125
The Walt Disney Company	326,524	38,183,717
Twenty-First Century Fox, Inc., Class A	231,048	10,704,454
Twenty-First Century Fox, Inc., Class B	107,247	4,914,058
Viacom, Inc., Class B	78,226	2,640,910
		117,627,538
Interactive media and services – 4.5%
Alphabet, Inc., Class A (A)	65,636	79,227,903
Alphabet, Inc., Class C (A)	67,612	80,692,894
Facebook, Inc., Class A (A)	529,574	87,093,740
TripAdvisor, Inc. (A)	22,418	1,144,887
Twitter, Inc. (A)	158,095	4,499,384
		252,658,808
Media – 1.2%
CBS Corp., Class B	74,290	4,267,961
Charter Communications, Inc.,
Class A (A)	39,194	12,772,541
Comcast Corp., Class A	1,004,241	35,560,174
Discovery, Inc., Series A (A)(B)	34,932	1,117,824
Discovery, Inc., Series C (A)	78,261	2,314,960
DISH Network Corp., Class A (A)	50,775	1,815,714
News Corp., Class A	83,238	1,097,909
News Corp., Class B	29,652	403,267
Omnicom Group, Inc.	49,627	3,375,629
The Interpublic Group of
Companies, Inc.	83,605	1,912,046
		64,638,025
		541,327,919
Consumer discretionary – 10.0%
Auto components – 0.1%
Aptiv PLC	57,901	4,857,894
BorgWarner, Inc.	45,925	1,964,672
The Goodyear Tire & Rubber Company	50,894	1,190,411
		8,012,977
Automobiles – 0.4%
Ford Motor Company	861,415	7,968,089
General Motors Company	288,154	9,702,145
Harley-Davidson, Inc.	36,704	1,662,691
		19,332,925
Distributors – 0.1%
Genuine Parts Company	32,083	3,189,050
LKQ Corp. (A)	69,922	2,214,430
		5,403,480
Diversified consumer services – 0.0%
H&R Block, Inc.	44,587	1,148,115
Hotels, restaurants and leisure – 1.6%
Carnival Corp.	88,391	5,636,694
Chipotle Mexican Grill, Inc. (A)	5,394	2,451,681
Darden Restaurants, Inc.	27,415	3,048,274
Hilton Worldwide Holdings, Inc.	65,483	5,289,717
Marriott International, Inc., Class A	63,246	8,350,369
McDonald’s Corp.	170,313	28,491,662
MGM Resorts International	112,196	3,131,390
Norwegian Cruise Line
Holdings, Ltd. (A)	44,907	2,579,009
Royal Caribbean Cruises, Ltd.	37,608	4,886,784
Starbucks Corp.	296,200	16,836,008
Wynn Resorts, Ltd.	21,469	2,727,851
Yum! Brands, Inc.	69,647	6,331,609
		89,761,048
Household durables – 0.3%
D.R. Horton, Inc.	75,583	3,188,091
Garmin, Ltd.	26,509	1,856,955
Leggett & Platt, Inc.	28,947	1,267,589
Lennar Corp., A Shares	64,106	2,993,109
Mohawk Industries, Inc. (A)	14,077	2,468,402
Newell Brands, Inc.	95,401	1,936,640
PulteGroup, Inc.	58,074	1,438,493
Whirlpool Corp.	14,098	1,674,138
		16,823,417
Internet and direct marketing retail – 3.8%
Amazon.com, Inc. (A)	89,965	180,199,895
Booking Holdings, Inc. (A)	10,424	20,681,216
eBay, Inc. (A)	204,238	6,743,939
Expedia Group, Inc.	26,054	3,399,526
		211,024,576
Leisure products – 0.1%
Hasbro, Inc.	25,608	2,691,913
Mattel, Inc. (A)	76,628	1,203,060
		3,894,973
Multiline retail – 0.5%
Dollar General Corp.	58,295	6,371,644
Dollar Tree, Inc. (A)	52,100	4,248,755
Kohl’s Corp.	36,829	2,745,602
Macy’s, Inc.	67,243	2,335,349
Nordstrom, Inc.	25,138	1,503,504
Target Corp.	115,535	10,191,342
		27,396,196
Specialty retail – 2.3%
Advance Auto Parts, Inc.	16,320	2,747,146
AutoZone, Inc. (A)	5,825	4,518,453
Best Buy Company, Inc.	53,632	4,256,236
CarMax, Inc. (A)	38,792	2,896,599
Foot Locker, Inc.	25,835	1,317,068
L Brands, Inc.	50,086	1,517,606
Lowe’s Companies, Inc.	178,070	20,445,997
O’Reilly Automotive, Inc. (A)	17,685	6,142,354
Ross Stores, Inc.	82,606	8,186,255
The Gap, Inc.	47,380	1,366,913
The Home Depot, Inc.	251,221	52,040,430
The TJX Companies, Inc.	137,670	15,421,793
Tiffany & Company	23,916	3,084,447
Tractor Supply Company	26,683	2,424,951
Ulta Beauty, Inc. (A)	12,444	3,510,701
		129,876,949
Textiles, apparel and luxury goods – 0.8%
Hanesbrands, Inc. (B)	78,967	1,455,362
Michael Kors Holdings, Ltd. (A)	32,697	2,241,706
NIKE, Inc., Class B	281,143	23,818,435
PVH Corp.	16,904	2,440,938
Ralph Lauren Corp.	12,062	1,659,128
Tapestry, Inc.	63,524	3,193,351
Under Armour, Inc., Class A (A)(B)	40,491	859,219
Under Armour, Inc., Class C (A)	43,643	849,293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	71,402	$6,672,517
		43,189,949
		555,864,605
Consumer staples – 6.5%
Beverages – 1.6%
Brown-Forman Corp., Class B	37,059	1,873,332
Constellation Brands, Inc., Class A	36,760	7,926,191
Molson Coors Brewing Company,
Class B	41,131	2,529,557
Monster Beverage Corp. (A)	87,357	5,091,166
PepsiCo, Inc.	310,555	34,720,049
The Coca-Cola Company	840,479	38,821,725
		90,962,020
Food and staples retailing – 1.4%
Costco Wholesale Corp.	96,272	22,612,367
Sysco Corp.	105,053	7,695,132
The Kroger Company	174,932	5,092,271
Walgreens Boots Alliance, Inc.	185,214	13,502,101
Walmart, Inc.	315,073	29,588,505
		78,490,376
Food products – 1.0%
Archer-Daniels-Midland Company	123,017	6,184,065
Campbell Soup Company (B)	41,799	1,531,097
Conagra Brands, Inc.	85,980	2,920,741
General Mills, Inc.	130,843	5,615,782
Hormel Foods Corp. (B)	59,624	2,349,186
Kellogg Company	55,552	3,889,751
McCormick & Company, Inc. (B)	26,759	3,525,498
Mondelez International, Inc., Class A	322,467	13,853,182
The Hershey Company	30,493	3,110,286
The J.M. Smucker Company	25,116	2,577,153
The Kraft Heinz Company	136,533	7,524,334
Tyson Foods, Inc., Class A	64,551	3,842,721
		56,923,796
Household products – 1.3%
Church & Dwight Company, Inc.	54,021	3,207,227
Colgate-Palmolive Company	190,821	12,775,466
Kimberly-Clark Corp.	76,504	8,693,915
The Clorox Company	28,096	4,225,919
The Procter & Gamble Company	546,492	45,484,529
		74,387,056
Personal products – 0.2%
Coty, Inc., Class A (B)	98,770	1,240,551
The Estee Lauder Companies, Inc.,
Class A	49,321	7,167,328
		8,407,879
Tobacco – 1.0%
Altria Group, Inc.	413,969	24,966,470
Philip Morris International, Inc.	341,316	27,830,907
		52,797,377
		361,968,504
Energy – 5.8%
Energy equipment and services – 0.7%
Baker Hughes, a GE Company	90,738	3,069,667
Halliburton Company	193,250	7,832,423
Helmerich & Payne, Inc.	24,105	1,657,701
National Oilwell Varco, Inc.	83,940	3,616,135
Schlumberger, Ltd.	303,980	18,518,462
TechnipFMC PLC	93,566	2,923,938
		37,618,326
Oil, gas and consumable fuels – 5.1%
Anadarko Petroleum Corp.	112,594	7,589,962
Apache Corp.	83,968	4,002,755
Cabot Oil & Gas Corp.	96,191	2,166,221
Chevron Corp.	420,751	51,449,432
Cimarex Energy Company	20,916	1,943,933
Concho Resources, Inc. (A)	43,965	6,715,654
ConocoPhillips	255,130	19,747,062
Devon Energy Corp.	111,686	4,460,739
EOG Resources, Inc.	127,162	16,222,056
EQT Corp.	57,967	2,563,880
Exxon Mobil Corp.	929,691	79,042,329
Hess Corp.	55,248	3,954,652
HollyFrontier Corp.	35,595	2,488,091
Kinder Morgan, Inc.	416,860	7,390,928
Marathon Oil Corp.	188,708	4,393,122
Marathon Petroleum Corp.	147,270	11,777,182
Newfield Exploration Company (A)	44,217	1,274,776
Noble Energy, Inc.	105,791	3,299,621
Occidental Petroleum Corp.	168,052	13,808,833
ONEOK, Inc.	90,196	6,114,387
Phillips 66	93,801	10,573,249
Pioneer Natural Resources Company	37,505	6,532,996
The Williams Companies, Inc.	265,620	7,222,208
Valero Energy Corp.	93,850	10,675,438
		285,409,506
		323,027,832
Financials – 12.9%
Banks – 5.7%
Bank of America Corp.	2,039,794	60,092,331
BB&T Corp.	169,564	8,230,637
Citigroup, Inc.	552,613	39,644,457
Citizens Financial Group, Inc.	104,444	4,028,405
Comerica, Inc.	37,742	3,404,328
Fifth Third Bancorp	146,244	4,083,132
Huntington Bancshares, Inc.	243,697	3,635,959
JPMorgan Chase & Co.	738,012	83,277,274
KeyCorp	231,131	4,597,196
M&T Bank Corp.	31,474	5,178,732
People’s United Financial, Inc.	77,476	1,326,389
Regions Financial Corp.	241,828	4,437,544
SunTrust Banks, Inc.	101,169	6,757,078
SVB Financial Group (A)	11,689	3,633,292
The PNC Financial Services Group, Inc.	101,957	13,885,524
U.S. Bancorp	336,325	17,761,323
Wells Fargo & Company	951,824	50,027,869
Zions Bancorporation	42,888	2,150,833
		316,152,303
Capital markets – 2.6%
Affiliated Managers Group, Inc.	11,756	1,607,280
Ameriprise Financial, Inc.	31,142	4,598,428
BlackRock, Inc.	26,958	12,706,114
Cboe Global Markets, Inc.	24,470	2,348,141
CME Group, Inc.	74,819	12,734,942
E*TRADE Financial Corp. (A)	57,015	2,987,016
Franklin Resources, Inc.	67,147	2,041,940
Intercontinental Exchange, Inc.	125,986	9,435,092
Invesco, Ltd.	90,302	2,066,110
Moody’s Corp.	36,525	6,106,980
Morgan Stanley	291,155	13,559,088
MSCI, Inc.	19,465	3,453,286
Nasdaq, Inc.	25,245	2,166,021
Northern Trust Corp.	49,025	5,006,923
Raymond James Financial, Inc.	28,907	2,660,889
S&P Global, Inc.	55,236	10,792,562

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	83,322	$6,980,717
T. Rowe Price Group, Inc.	53,406	5,830,867
The Bank of New York Mellon Corp.	202,019	10,300,949
The Charles Schwab Corp.	264,063	12,978,696
The Goldman Sachs Group, Inc.	77,099	17,288,680
		147,650,721
Consumer finance – 0.7%
American Express Company	155,075	16,513,937
Capital One Financial Corp.	105,066	9,973,915
Discover Financial Services	75,259	5,753,551
Synchrony Financial	149,651	4,651,153
		36,892,556
Diversified financial services – 1.7%
Berkshire Hathaway, Inc., Class B (A)	428,077	91,655,566
Jefferies Financial Group, Inc.	62,995	1,383,370
		93,038,936
Insurance – 2.2%
Aflac, Inc.	168,543	7,933,319
American International Group, Inc.	195,072	10,385,633
Aon PLC	53,281	8,193,552
Arthur J. Gallagher & Company	39,887	2,969,188
Assurant, Inc.	11,811	1,274,997
Brighthouse Financial, Inc. (A)	26,312	1,164,043
Chubb, Ltd.	101,856	13,612,024
Cincinnati Financial Corp.	33,202	2,550,246
Everest Re Group, Ltd.	8,911	2,035,896
Lincoln National Corp.	47,294	3,199,912
Loews Corp.	61,052	3,066,642
Marsh & McLennan Companies, Inc.	111,100	9,190,192
MetLife, Inc.	218,397	10,203,508
Principal Financial Group, Inc.	58,426	3,423,179
Prudential Financial, Inc.	91,604	9,281,317
The Allstate Corp.	76,005	7,501,694
The Hartford Financial Services
Group, Inc.	78,596	3,926,656
The Progressive Corp.	128,026	9,094,967
The Travelers Companies, Inc.	58,682	7,611,642
Torchmark Corp.	22,633	1,962,055
Unum Group	48,662	1,901,224
Willis Towers Watson PLC	28,726	4,048,642
		124,530,528
		718,265,044
Health care – 14.6%
Biotechnology – 2.5%
AbbVie, Inc.	332,513	31,449,080
Alexion Pharmaceuticals, Inc. (A)	48,812	6,785,356
Amgen, Inc.	142,133	29,462,750
Biogen, Inc. (A)	44,236	15,629,021
Celgene Corp. (A)	154,520	13,827,995
Gilead Sciences, Inc.	284,973	22,002,765
Incyte Corp. (A)	38,828	2,682,238
Regeneron Pharmaceuticals, Inc. (A)	16,949	6,848,074
Vertex Pharmaceuticals, Inc. (A)	56,121	10,816,762
		139,504,041
Health care equipment and supplies – 3.2%
Abbott Laboratories	385,278	28,263,994
ABIOMED, Inc. (A)	9,856	4,432,736
Align Technology, Inc. (A)	16,053	6,280,255
Baxter International, Inc.	109,148	8,414,219
Becton, Dickinson and Company	58,769	15,338,709
Boston Scientific Corp. (A)	303,733	11,693,721
Danaher Corp.	135,253	14,696,591
DENTSPLY SIRONA, Inc.	48,392	1,826,314
Edwards Lifesciences Corp. (A)	45,922	7,995,020
Hologic, Inc. (A)	59,882	2,453,964
IDEXX Laboratories, Inc. (A)	19,091	4,766,259
Intuitive Surgical, Inc. (A)	24,984	14,340,816
Medtronic PLC	296,604	29,176,935
ResMed, Inc.	31,385	3,619,946
Stryker Corp.	68,188	12,115,644
The Cooper Companies, Inc.	10,764	2,983,243
Varian Medical Systems, Inc. (A)	19,919	2,229,534
Zimmer Biomet Holdings, Inc.	44,542	5,855,937
		176,483,837
Health care providers and services – 3.3%
Aetna, Inc.	71,828	14,570,310
AmerisourceBergen Corp.	35,109	3,237,752
Anthem, Inc.	57,086	15,644,418
Cardinal Health, Inc.	67,501	3,645,054
Centene Corp. (A)	44,881	6,497,871
Cigna Corp.	53,485	11,138,251
CVS Health Corp.	223,537	17,596,833
DaVita, Inc. (A)	27,855	1,995,254
Envision Healthcare Corp. (A)	26,221	1,199,086
Express Scripts Holding Company (A)	123,459	11,729,840
HCA Healthcare, Inc.	59,264	8,244,808
Henry Schein, Inc. (A)	33,500	2,848,505
Humana, Inc.	30,320	10,263,926
Laboratory Corp. of America
Holdings (A)	22,493	3,906,584
McKesson Corp.	43,786	5,808,213
Quest Diagnostics, Inc.	30,036	3,241,185
UnitedHealth Group, Inc.	211,343	56,225,692
Universal Health Services, Inc., Class B	18,901	2,416,304
WellCare Health Plans, Inc. (A)	10,972	3,516,416
		183,726,302
Health care technology – 0.1%
Cerner Corp. (A)	72,250	4,653,623
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	69,987	4,936,883
Illumina, Inc. (A)	32,354	11,875,859
IQVIA Holdings, Inc. (A)	35,596	4,618,225
Mettler-Toledo International, Inc. (A)	5,496	3,346,954
PerkinElmer, Inc.	24,350	2,368,525
Thermo Fisher Scientific, Inc.	88,455	21,590,096
Waters Corp. (A)	16,862	3,282,694
		52,019,236
Pharmaceuticals – 4.6%
Allergan PLC	70,071	13,347,124
Bristol-Myers Squibb Company	358,349	22,246,306
Eli Lilly & Company	209,902	22,524,584
Johnson & Johnson	589,118	81,398,434
Merck & Company, Inc.	584,017	41,430,166
Mylan NV (A)	113,563	4,156,406
Nektar Therapeutics (A)	37,868	2,308,433
Perrigo Company PLC	27,354	1,936,663
Pfizer, Inc.	1,287,283	56,730,562
Zoetis, Inc.	105,865	9,692,999
		255,771,677
		812,158,716
Industrials – 9.4%
Aerospace and defense – 2.7%
Arconic, Inc.	94,489	2,079,703
General Dynamics Corp.	61,193	12,527,431
Harris Corp.	25,662	4,342,267
Huntington Ingalls Industries, Inc.	9,422	2,412,786

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L3 Technologies, Inc.	17,203	$3,657,702
Lockheed Martin Corp.	54,334	18,797,391
Northrop Grumman Corp.	38,313	12,159,397
Raytheon Company	62,556	12,927,823
Rockwell Collins, Inc.	36,084	5,068,719
Textron, Inc.	54,639	3,905,049
The Boeing Company	117,345	43,640,606
TransDigm Group, Inc. (A)	10,606	3,948,614
United Technologies Corp.	165,211	23,098,150
		148,565,638
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	30,556	2,992,044
Expeditors International of
Washington, Inc.	38,072	2,799,434
FedEx Corp.	53,421	12,863,243
United Parcel Service, Inc., Class B	152,249	17,775,071
		36,429,792
Airlines – 0.4%
Alaska Air Group, Inc.	26,658	1,835,670
American Airlines Group, Inc.	90,057	3,722,056
Delta Air Lines, Inc.	138,247	7,994,824
Southwest Airlines Company	113,339	7,078,021
United Continental Holdings, Inc. (A)	50,331	4,482,479
		25,113,050
Building products – 0.3%
Allegion PLC	20,666	1,871,720
AO Smith Corp.	31,776	1,695,885
Fortune Brands Home & Security, Inc.	30,913	1,618,605
Johnson Controls International PLC	203,600	7,126,000
Masco Corp.	66,887	2,448,064
		14,760,274
Commercial services and supplies – 0.3%
Cintas Corp.	18,834	3,725,554
Copart, Inc. (A)	44,667	2,301,691
Republic Services, Inc.	47,771	3,471,041
Rollins, Inc.	21,451	1,301,861
Stericycle, Inc. (A)	19,095	1,120,495
Waste Management, Inc.	86,859	7,848,579
		19,769,221
Construction and engineering – 0.1%
Fluor Corp.	30,918	1,796,336
Jacobs Engineering Group, Inc.	26,054	1,993,131
Quanta Services, Inc. (A)	32,563	1,086,953
		4,876,420
Electrical equipment – 0.5%
AMETEK, Inc.	51,249	4,054,821
Eaton Corp. PLC	94,983	8,237,876
Emerson Electric Company	138,286	10,589,942
Rockwell Automation, Inc.	27,047	5,071,853
		27,954,492
Industrial conglomerates – 1.5%
3M Company	128,823	27,144,294
General Electric Company	1,908,610	21,548,207
Honeywell International, Inc.	162,978	27,119,539
Roper Technologies, Inc.	22,717	6,729,003
		82,541,043
Machinery – 1.5%
Caterpillar, Inc.	130,374	19,880,731
Cummins, Inc.	33,001	4,820,456
Deere & Company	70,543	10,604,729
Dover Corp.	32,440	2,871,913
Flowserve Corp.	29,112	1,592,135
Fortive Corp.	67,581	5,690,320
Illinois Tool Works, Inc.	67,748	9,560,598
Ingersoll-Rand PLC	53,682	5,491,669
PACCAR, Inc.	77,140	5,260,177
Parker-Hannifin Corp.	29,039	5,341,143
Pentair PLC	35,788	1,551,410
Snap-on, Inc.	12,510	2,296,836
Stanley Black & Decker, Inc.	33,519	4,908,522
Xylem, Inc.	39,368	3,144,322
		83,014,961
Professional services – 0.3%
Equifax, Inc.	26,548	3,466,372
IHS Markit, Ltd. (A)	78,693	4,246,274
Nielsen Holdings PLC	78,190	2,162,735
Robert Half International, Inc.	26,897	1,893,011
Verisk Analytics, Inc. (A)	36,160	4,359,088
		16,127,480
Road and rail – 1.0%
CSX Corp.	179,193	13,269,242
J.B. Hunt Transport Services, Inc.	19,302	2,295,780
Kansas City Southern	22,318	2,528,183
Norfolk Southern Corp.	61,460	11,093,530
Union Pacific Corp.	162,426	26,447,826
		55,634,561
Trading companies and distributors – 0.2%
Fastenal Company	63,303	3,672,840
United Rentals, Inc. (A)	18,164	2,971,630
W.W. Grainger, Inc.	9,983	3,568,024
		10,212,494
		524,999,426
Information technology – 20.3%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	11,335	3,013,523
Cisco Systems, Inc.	1,003,789	48,834,335
F5 Networks, Inc. (A)	13,296	2,651,488
Juniper Networks, Inc.	74,890	2,244,453
Motorola Solutions, Inc.	35,701	4,646,128
		61,389,927
Electronic equipment, instruments and components – 0.4%
Amphenol Corp., Class A	65,926	6,198,363
Corning, Inc.	177,874	6,278,952
FLIR Systems, Inc.	30,511	1,875,511
IPG Photonics Corp. (A)	7,903	1,233,421
TE Connectivity, Ltd.	76,636	6,738,603
		22,324,850
IT services – 4.7%
Accenture PLC, Class A	140,633	23,935,737
Akamai Technologies, Inc. (A)	37,208	2,721,765
Alliance Data Systems Corp.	10,461	2,470,470
Automatic Data Processing, Inc.	96,330	14,513,078
Broadridge Financial Solutions, Inc.	25,379	3,348,759
Cognizant Technology Solutions Corp.,
Class A	127,133	9,808,311
DXC Technology Company	61,733	5,773,270
Fidelity National Information
Services, Inc.	72,172	7,871,800
Fiserv, Inc. (A)	88,898	7,323,417
FleetCor Technologies, Inc. (A)	19,410	4,422,374
Gartner, Inc. (A)	19,994	3,169,049
Global Payments, Inc.	34,625	4,411,225
IBM Corp.	200,423	30,305,962
Mastercard, Inc., Class A	200,225	44,572,087

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Paychex, Inc.	70,168	$5,167,873
PayPal Holdings, Inc. (A)	259,921	22,831,461
The Western Union Company	96,969	1,848,229
Total System Services, Inc.	36,880	3,641,531
VeriSign, Inc. (A)(B)	23,552	3,771,146
Visa, Inc., Class A	390,178	58,561,816
		260,469,360
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (A)(B)	188,383	5,819,151
Analog Devices, Inc.	81,858	7,568,591
Applied Materials, Inc.	215,861	8,343,028
Broadcom, Inc.	94,797	23,389,264
Intel Corp.	1,012,516	47,881,882
KLA-Tencor Corp.	34,166	3,475,024
Lam Research Corp.	34,605	5,249,579
Microchip Technology, Inc. (B)	51,544	4,067,337
Micron Technology, Inc. (A)	254,784	11,523,880
NVIDIA Corp.	133,512	37,519,542
Qorvo, Inc. (A)	27,543	2,117,781
QUALCOMM, Inc.	308,833	22,245,241
Skyworks Solutions, Inc.	39,127	3,549,210
Texas Instruments, Inc.	213,493	22,905,664
Versum Materials, Inc.	799	28,772
Xilinx, Inc.	55,501	4,449,515
		210,133,461
Software – 5.8%
Adobe Systems, Inc. (A)	107,474	29,012,606
ANSYS, Inc. (A)	18,526	3,458,434
Autodesk, Inc. (A)	47,996	7,492,656
CA, Inc.	69,070	3,049,441
Cadence Design Systems, Inc. (A)	62,102	2,814,463
Citrix Systems, Inc. (A)	28,190	3,133,600
Intuit, Inc.	56,801	12,916,547
Microsoft Corp.	1,683,840	192,580,781
Oracle Corp.	620,702	32,003,395
Red Hat, Inc. (A)	38,927	5,304,972
salesforce.com, Inc. (A)	166,170	26,426,015
Symantec Corp.	137,619	2,928,532
Synopsys, Inc. (A)	32,854	3,239,733
		324,361,175
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	1,007,542	227,442,531
Hewlett Packard Enterprise Company	323,031	5,268,636
HP, Inc.	347,344	8,951,055
NetApp, Inc.	56,910	4,888,000
Seagate Technology PLC	57,343	2,715,191
Western Digital Corp.	63,958	3,744,101
Xerox Corp.	49,659	1,339,800
		254,349,314
		1,133,028,087
Materials – 2.3%
Chemicals – 1.7%
AdvanSix, Inc. (A)	223	7,571
Air Products & Chemicals, Inc.	47,991	8,016,897
Albemarle Corp.	23,718	2,366,582
CF Industries Holdings, Inc.	51,401	2,798,270
DowDuPont, Inc.	506,581	32,578,224
Eastman Chemical Company	31,119	2,978,711
Ecolab, Inc.	55,798	8,748,010
FMC Corp.	29,403	2,563,354
International Flavors & Fragrances, Inc.	17,517	2,436,965
LyondellBasell Industries NV, Class A	70,327	7,209,221
PPG Industries, Inc.	53,151	5,800,369
Praxair, Inc.	63,149	10,149,939
The Mosaic Company	77,383	2,513,400
The Sherwin-Williams Company	18,056	8,219,272
		96,386,785
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,734	2,498,901
Vulcan Materials Company	28,964	3,220,797
		5,719,698
Containers and packaging – 0.3%
Avery Dennison Corp.	19,189	2,079,128
Ball Corp.	75,335	3,313,987
International Paper Company	89,653	4,406,445
Packaging Corp. of America	20,893	2,291,753
Sealed Air Corp.	35,145	1,411,072
WestRock Company	55,795	2,981,685
		16,484,070
Metals and mining – 0.2%
Freeport-McMoRan, Inc.	318,178	4,429,038
Newmont Mining Corp.	117,187	3,539,047
Nucor Corp.	69,478	4,408,379
		12,376,464
		130,967,017
Real estate – 2.6%
Equity real estate investment trusts – 2.5%
Alexandria Real Estate Equities, Inc.	23,138	2,910,529
American Tower Corp.	96,623	14,039,322
Apartment Investment & Management
Company, Class A	35,043	1,546,448
AvalonBay Communities, Inc.	30,488	5,522,901
Boston Properties, Inc.	33,964	4,180,629
Crown Castle International Corp.	91,314	10,165,988
Digital Realty Trust, Inc.	45,267	5,091,632
Duke Realty Corp.	79,160	2,245,769
Equinix, Inc.	17,514	7,581,635
Equity Residential	80,505	5,334,261
Essex Property Trust, Inc.	14,526	3,583,709
Extra Space Storage, Inc.	27,718	2,401,488
Federal Realty Investment Trust	16,261	2,056,529
HCP, Inc.	102,164	2,688,956
Host Hotels & Resorts, Inc.	162,267	3,423,834
Iron Mountain, Inc.	62,916	2,171,860
Kimco Realty Corp.	91,009	1,523,491
Mid-America Apartment
Communities, Inc.	25,029	2,507,405
Prologis, Inc.	138,103	9,362,002
Public Storage	32,962	6,646,128
Realty Income Corp.	63,503	3,612,686
Regency Centers Corp.	37,084	2,398,222
SBA Communications Corp. (A)	25,260	4,057,514
Simon Property Group, Inc.	67,746	11,974,106
SL Green Realty Corp.	19,174	1,870,040
The Macerich Company	23,680	1,309,267
UDR, Inc.	59,001	2,385,410
Ventas, Inc.	78,099	4,247,024
Vornado Realty Trust	38,314	2,796,922
Welltower, Inc.	81,697	5,254,751
Weyerhaeuser Company	165,803	5,350,463
		140,240,921
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	69,274	3,054,983
		143,295,904

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 2.7%
Electric utilities – 1.7%
Alliant Energy Corp.	51,454	$2,190,397
American Electric Power Company, Inc.	108,252	7,672,902
Duke Energy Corp.	156,424	12,517,048
Edison International	71,684	4,851,573
Entergy Corp.	39,857	3,233,598
Evergy, Inc.	59,309	3,257,250
Eversource Energy	69,182	4,250,542
Exelon Corp.	212,081	9,259,456
FirstEnergy Corp.	106,687	3,965,556
NextEra Energy, Inc.	103,562	17,356,991
PG&E Corp. (A)	113,619	5,227,610
Pinnacle West Capital Corp.	24,584	1,946,561
PPL Corp.	153,171	4,481,783
The Southern Company	222,694	9,709,458
Xcel Energy, Inc.	111,816	5,278,833
		95,199,558
Independent power and renewable electricity producers – 0.1%
AES Corp.	145,883	2,042,362
NRG Energy, Inc.	66,707	2,494,842
		4,537,204
Multi-utilities – 0.9%
Ameren Corp.	53,166	3,361,155
CenterPoint Energy, Inc.	95,019	2,627,275
CMS Energy Corp.	62,318	3,053,582
Consolidated Edison, Inc.	68,509	5,219,701
Dominion Energy, Inc.	143,557	10,089,186
DTE Energy Company	39,709	4,333,443
NiSource, Inc.	79,616	1,984,031
Public Service Enterprise Group, Inc.	111,202	5,870,354
SCANA Corp.	30,840	1,199,368
Sempra Energy	60,050	6,830,688
WEC Energy Group, Inc.	69,648	4,649,700
		49,218,483
Water utilities – 0.0%
American Water Works Company, Inc.	39,620	3,485,371
		152,440,616
TOTAL COMMON STOCKS (Cost $2,559,067,566)		$5,397,343,670

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust,
2.1505% (C)(D)	2,187,113	21,881,189
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,883,653)		$21,881,189

SHORT-TERM INVESTMENTS – 3.2%
U.S. Government Agency – 3.0%
Federal Home Loan Bank Discount Note
2.000%, 10/17/2018 *	$105,000,000	104,901,510
2.020%, 10/19/2018 *	15,000,000	14,984,175
2.050%, 10/23/2018 *	40,000,000	39,948,440
Tennessee Valley Authority Discount Note
2.050%, 10/16/2018 *	10,000,000	9,991,210
		169,825,335
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $10,680,935 on
10-1-18, collateralized by $11,255,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $10,894,559,
including interest)	10,680,000	10,680,000
TOTAL SHORT-TERM INVESTMENTS (Cost $180,509,366)		$180,505,335
Total Investments (500 Index Trust)
(Cost $2,761,460,585) – 100.4%		$5,599,730,194
Other assets and liabilities, net – (0.4%)		(24,143,860)
TOTAL NET ASSETS – 100.0%		$5,575,586,334

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $21,442,801.
(C)	The rate shown is the annualized seven-day yield as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1,323	Long	Dec 2018	$192,561,729	$193,091,850	$530,121
						$530,121

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 33.9%
U.S. Government – 10.4%
U.S. Treasury Bonds
2.500%, 02/15/2045		$4,501,000	$3,940,661
2.750%, 11/15/2042		9,745,000	9,014,506
3.000%, 02/15/2047		12,787,000	12,315,979
3.125%, 05/15/2048		11,451,000	11,293,101
U.S. Treasury Inflation Protected
Security
0.375%, 07/15/2025		1,333,651	1,291,401
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,539,680
2.375%, 12/31/2020 to 05/15/2027		8,500,000	8,171,836
2.750%, 02/15/2028		14,040,000	13,692,839
2.875%, 08/15/2028		10,050,000	9,897,680
			73,157,683
U.S. Government Agency – 23.5%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 04/01/2047		7,087,749	6,808,505
3.500%, 10/01/2046 to 11/01/2047		15,996,641	15,817,691
4.000%, 01/01/2041 to 08/01/2048		4,022,137	4,092,492
4.500%, 09/01/2023 to 10/01/2041		2,972,080	3,091,191
5.000%, 03/01/2041		212,451	225,370
Federal National Mortgage Association
3.000%, TBA (A)		31,250,000	29,903,875
3.000%, 07/01/2027 to 10/01/2047		6,738,430	6,491,272
3.500%, TBA (A)		25,000,000	24,604,820
3.500%, 02/01/2026 to 11/01/2047		13,790,340	13,649,339
4.000%, TBA (A)		16,000,000	16,156,526
4.000%, 10/01/2025 to 07/01/2048		17,434,752	17,704,728
4.181%, (12 month LIBOR +
1.624%), 08/01/2034 (B)		452,993	471,100
4.500%, TBA (A)		645,000	665,411
4.500%, 08/01/2040 to 07/01/2048		10,209,004	10,603,919
4.622%, (6 month LIBOR + 2.122%),
07/01/2033 (B)		20,705	21,633
5.000%, 07/01/2019 to 04/01/2041		4,059,336	4,304,038
5.500%, 09/01/2034 to 11/01/2039		3,742,152	4,061,598
6.000%, 05/01/2035 to 02/01/2036		2,248,695	2,467,522
6.500%, 01/01/2039		552,195	614,957
7.000%, 09/01/2031 to 06/01/2032		159,381	179,443
7.500%, 09/01/2029 to 08/01/2031		37,513	42,290
Government National
Mortgage Association
4.000%, 02/15/2041		2,330,706	2,387,285
5.000%, 04/15/2035		310,342	329,527
5.500%, 03/15/2035		267,311	290,197
6.000%, 03/15/2033 to 06/15/2033		199,725	218,964
6.500%, 09/15/2028 to 08/15/2031		51,353	56,553
7.000%, 04/15/2029		43,806	48,821
8.000%, 10/15/2026		20,793	23,226
			165,332,293
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $244,520,553)			$238,489,976

FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		260,000	216,193
Republic of Argentina
5.875%, 01/11/2028 (D)		611,000	483,912
Republic of Argentina, GDP-Linked Note
5.579%, 12/15/2035 (E)*	ARS	19,532,033	12,299
			712,404
Brazil – 0.0%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	1,373,000	$339,007
Germany – 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,372,715
Mexico – 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	639,982
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	463,196
9.375%, 04/01/2029		130,000	184,275
			647,471
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (C)		335,000	348,400
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
5.000%, 04/17/2049 (C)		340,000	344,307
United Kingdom – 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	157,537
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,748,432)			$4,561,823

CORPORATE BONDS – 40.2%
Communication services – 4.7%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	660,131
6.750%, 01/09/2038		108,000	142,811
7.750%, 12/01/2045		491,000	750,802
Activision Blizzard, Inc.
3.400%, 09/15/2026		368,000	349,782
Altice Financing SA
6.625%, 02/15/2023 (C)		275,000	277,063
AT&T, Inc.
4.350%, 06/15/2045		285,000	245,152
C&W Senior Financing DAC
6.875%, 09/15/2027 (C)		365,000	364,088
Cablevision SA
6.500%, 06/15/2021 (C)		240,000	236,400
Cablevision Systems Corp.
5.875%, 09/15/2022		280,000	285,425
CBS Corp.
3.375%, 03/01/2022		175,000	172,683
3.700%, 08/15/2024		280,000	272,165
CC Holdings GS V LLC
3.849%, 04/15/2023		365,000	362,498
Cengage Learning, Inc.
9.500%, 06/15/2024 (C)		432,000	372,060
CenturyLink, Inc.
7.600%, 09/15/2039		1,000,000	892,500
Cequel Communications Holdings I LLC
7.500%, 04/01/2028 (C)		280,000	293,300
Charter Communications Operating LLC
4.200%, 03/15/2028		782,000	747,635
5.750%, 04/01/2048		655,000	654,595
6.484%, 10/23/2045		735,000	789,110
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (C)		482,000	442,235
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		329,000	335,702
Comcast Corp.
3.969%, 11/01/2047		633,000	561,052

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
3.999%, 11/01/2049	$761,000	$677,422
Comunicaciones Celulares SA
6.875%, 02/06/2024 (C)	700,000	715,750
CSC Holdings LLC
5.375%, 02/01/2028 (C)	200,000	191,000
5.500%, 04/15/2027 (C)	230,000	223,762
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	758,000	1,017,320
Discovery Communications LLC
2.800%, 06/15/2020 (C)	600,000	593,884
eBay, Inc.
3.800%, 03/09/2022	520,000	523,731
Electronic Arts, Inc.
4.800%, 03/01/2026	615,000	644,037
GCI LLC
6.875%, 04/15/2025	250,000	258,510
Historic TW, Inc.
7.570%, 02/01/2024	716,000	819,087
Iridium Communications, Inc.
10.250%, 04/15/2023 (C)	102,000	111,466
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (C)	200,000	205,000
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (C)	280,000	286,109
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (C)	262,000	234,818
MDC Partners, Inc.
6.500%, 05/01/2024 (C)	357,000	315,945
Meredith Corp.
6.875%, 02/01/2026 (C)	519,000	531,975
Midcontinent Communications
6.875%, 08/15/2023 (C)	215,000	225,008
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (C)	140,000	126,526
Myriad International Holdings BV
5.500%, 07/21/2025 (C)	365,000	376,571
National CineMedia LLC
6.000%, 04/15/2022	146,000	147,825
Netflix, Inc.
4.875%, 04/15/2028 (C)	390,000	366,600
5.875%, 11/15/2028 (C)	540,000	539,633
Oztel Holdings SPC, Ltd.
6.625%, 04/24/2028 (C)	315,000	315,421
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (C)	335,000	326,206
Radiate Holdco LLC
6.625%, 02/15/2025 (C)(D)	340,000	317,900
6.875%, 02/15/2023 (C)	120,000	115,500
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (C)(D)	195,000	192,299
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (C)	671,000	645,643
5.375%, 07/15/2026 (C)	350,000	347,375
Sprint Capital Corp.
6.875%, 11/15/2028	815,000	818,822
Sprint Corp.
7.875%, 09/15/2023	365,000	393,236
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (C)	273,750	272,723
Telecom Italia Capital SA
7.200%, 07/18/2036	475,000	489,250
Telecom Italia SpA
5.303%, 05/30/2024 (C)	335,000	325,369
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	432,801
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	372,300
Tribune Media Company
5.875%, 07/15/2022	350,000	357,438
UPC Holding BV
5.500%, 01/15/2028 (C)	240,000	227,724
VeriSign, Inc.
4.750%, 07/15/2027	195,000	190,067
5.250%, 04/01/2025	205,000	208,844
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,247,944
4.400%, 11/01/2034	400,000	389,624
4.522%, 09/15/2048	978,000	930,602
4.672%, 03/15/2055	715,000	675,596
4.862%, 08/21/2046	880,000	880,148
5.012%, 08/21/2054	591,000	592,103
Viacom, Inc.
4.375%, 03/15/2043	942,000	820,850
5.850%, 09/01/2043	684,000	722,547
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057	350,000	344,307
Warner Media LLC
3.800%, 02/15/2027	372,000	355,630
7.625%, 04/15/2031	451,000	569,152
West Corp.
8.500%, 10/15/2025 (C)	170,000	155,975
Windstream Services LLC
10.500%, 06/30/2024 (C)	300,000	255,000
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	230,000	224,250
5.500%, 04/15/2026 (C)	234,000	232,245
		33,084,059
Consumer discretionary – 2.9%
Advance Auto Parts, Inc.
4.500%, 12/01/2023	650,000	660,563
Amazon.com, Inc.
3.150%, 08/22/2027	785,000	751,778
4.050%, 08/22/2047	780,000	761,954
AutoZone, Inc.
3.125%, 04/21/2026	535,000	496,299
BMW US Capital LLC
3.250%, 08/14/2020 (C)	654,000	656,139
Brinker International, Inc.
3.875%, 05/15/2023	740,000	697,450
CCM Merger, Inc.
6.000%, 03/15/2022 (C)	260,000	266,880
Daimler Finance North America LLC
2.200%, 05/05/2020 (C)	280,000	274,980
3.100%, 05/04/2020 (C)	620,000	618,110
Delta Merger Sub, Inc.
6.000%, 09/15/2026 (C)	160,000	162,000
Dollar Tree, Inc.
4.200%, 05/15/2028	870,000	844,552
eBay, Inc.
2.150%, 06/05/2020	398,000	391,375
Eldorado Resorts, Inc.
7.000%, 08/01/2023	95,000	99,988
Expedia Group, Inc.
3.800%, 02/15/2028	778,000	716,650
5.000%, 02/15/2026	760,000	773,802

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043	$215,000	$179,157
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	345,029
3.813%, 10/12/2021	795,000	789,339
5.875%, 08/02/2021	689,000	720,553
frontdoor, Inc.
6.750%, 08/15/2026 (C)(D)	108,000	111,240
General Motors Company
4.875%, 10/02/2023	596,000	610,795
General Motors Financial Company, Inc.
3.550%, 04/09/2021	405,000	404,814
4.000%, 01/15/2025	539,000	521,811
4.300%, 07/13/2025	445,000	433,082
GLP Capital LP
5.375%, 04/15/2026	357,000	362,537
Graham Holdings Company
5.750%, 06/01/2026 (C)	115,000	117,731
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (C)	460,467	458,900
Hilton Domestic Operating
Company, Inc.
5.125%, 05/01/2026 (C)	190,000	188,813
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024	171,000	175,275
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	644,150
International Game Technology PLC
6.500%, 02/15/2025 (C)	245,000	254,188
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (C)	168,000	178,317
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (C)	100,000	103,750
L Brands, Inc.
6.875%, 11/01/2035	179,000	151,255
Laureate Education, Inc.
8.250%, 05/01/2025 (C)	209,000	223,803
Lear Corp.
5.250%, 01/15/2025	352,000	363,628
Marriott International, Inc.
3.125%, 06/15/2026	500,000	466,295
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	668,325
Nemak SAB de CV
4.750%, 01/23/2025 (C)	260,000	253,500
Nissan Motor Acceptance Corp.
3.650%, 09/21/2021 (C)	270,000	270,671
QVC, Inc.
4.375%, 03/15/2023	410,000	404,900
5.125%, 07/02/2022	250,000	253,226
5.450%, 08/15/2034	245,000	218,779
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	599,520
Vista Outdoor, Inc.
5.875%, 10/01/2023	361,000	353,780
Waterford Gaming LLC
8.625%, 09/15/2014 (C)(F)(G)	343,849	0
Wyndham Destinations, Inc.
4.500%, 04/01/2027	700,000	659,750
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	516,000
6.875%, 11/15/2037	292,000	296,015
		20,471,448
Consumer staples – 1.1%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (C)	315,000	302,746
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	684,064
4.600%, 04/15/2048	385,000	372,333
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	452,230
Constellation Brands, Inc.
3.200%, 02/15/2023	395,000	382,561
CVS Pass-Through Trust
8.353%, 07/10/2031 (C)	1,028,516	1,242,628
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043	1,000,000	972,254
Keurig Dr. Pepper, Inc.
3.551%, 05/25/2021 (C)	665,000	663,794
Kraft Heinz Foods Company
4.875%, 02/15/2025 (C)	312,000	317,032
5.200%, 07/15/2045	222,000	216,757
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (C)	295,000	278,038
Natura Cosmeticos SA
5.375%, 02/01/2023 (C)	475,000	460,750
Revlon Consumer Products Corp.
6.250%, 08/01/2024	515,000	312,863
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,037,376
Simmons Foods, Inc.
5.750%, 11/01/2024 (C)	235,000	180,069
Vector Group, Ltd.
6.125%, 02/01/2025 (C)	190,000	175,750
		8,051,245
Energy – 6.0%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	365,817
5.550%, 03/15/2026 (D)	800,000	850,006
Andeavor Logistics LP
4.250%, 12/01/2027	221,000	215,817
5.250%, 01/15/2025	195,000	199,715
6.375%, 05/01/2024	365,000	386,900
Antero Midstream Partners LP
5.375%, 09/15/2024	380,000	382,375
Antero Resources Corp.
5.125%, 12/01/2022	410,000	415,125
Apache Corp.
5.100%, 09/01/2040	325,000	321,020
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	637,000	641,194
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	821,832
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	512,394
Buckeye Partners LP
3.950%, 12/01/2026	500,000	461,158
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,369,109
Cenovus Energy, Inc.
4.450%, 09/15/2042	445,000	389,534
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	531,000	532,991
5.875%, 03/31/2025	220,000	231,000
Chesapeake Energy Corp.
7.500%, 10/01/2026	214,000	214,000
Cimarex Energy Company
4.375%, 06/01/2024	745,000	751,288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (C)	$545,000	$599,446
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (C)	247,000	241,674
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	269,000	271,873
ConocoPhillips Company
5.950%, 03/15/2046	575,000	726,250
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	394,327
5.000%, 09/15/2022	707,000	717,252
CSI Compressco LP
7.250%, 08/15/2022	465,000	432,915
7.500%, 04/01/2025 (C)	274,000	279,480
DCP Midstream LP (7.375% to
12-15-22, then 3 month LIBOR +
5.148%) 12/15/2022 (H)	415,000	412,925
DCP Midstream Operating LP (5.850%
to 5-21-23, then 3 month LIBOR +
3.850%) 05/21/2043 (C)	600,000	555,000
Devon Energy Corp.
5.000%, 06/15/2045	600,000	599,347
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,089,132
Diamondback Energy, Inc.
4.750%, 11/01/2024 (C)	256,000	256,320
Enbridge Energy Partners LP
4.375%, 10/15/2020	440,000	446,393
7.500%, 04/15/2038	600,000	772,725
Enbridge Energy Partners LP (3 month
LIBOR + 3.798%) 6.135%,
10/01/2077 (B)(D)	285,000	282,150
Enbridge, Inc. (5.500% to 7-15-27, then
3 month LIBOR + 3.418%)
07/15/2077	460,000	425,749
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	394,000	380,242
Energen Corp.
4.625%, 09/01/2021	500,000	502,500
Energy Transfer Equity LP
5.875%, 01/15/2024	265,000	278,913
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,012,965
4.200%, 04/15/2027	181,000	174,751
5.000%, 10/01/2022	145,000	150,156
5.150%, 03/15/2045	405,000	381,783
5.875%, 03/01/2022	45,000	47,612
5.950%, 10/01/2043	300,000	311,468
Enterprise Products Operating LLC
6.875%, 03/01/2033	471,000	583,762
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	705,000	658,017
Fortive Corp.
3.150%, 06/15/2026	700,000	651,446
Hess Corp.
5.600%, 02/15/2041	400,000	404,615
5.800%, 04/01/2047	500,000	525,812
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	519,418
7.300%, 08/15/2033	603,000	714,476
7.750%, 03/15/2032	240,000	296,643
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	923,644
MPLX LP
4.000%, 03/15/2028	420,000	403,745
Murphy Oil Corp.
5.750%, 08/15/2025	222,000	225,530
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	571,591
Newfield Exploration Company
5.625%, 07/01/2024	690,000	727,088
5.750%, 01/30/2022	467,000	488,599
Nexen Energy ULC
6.400%, 05/15/2037	775,000	936,585
Noble Energy, Inc.
4.150%, 12/15/2021	600,000	607,332
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	361,875
Occidental Petroleum Corp.
3.400%, 04/15/2026	310,000	302,953
ONEOK Partners LP
5.000%, 09/15/2023	220,000	229,236
6.650%, 10/01/2036	835,000	976,508
Parsley Energy LLC
5.625%, 10/15/2027 (C)	310,000	310,775
Petrobras Global Finance BV
7.375%, 01/17/2027	565,000	571,950
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	455,175
5.375%, 03/13/2022	115,000	118,450
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	694,859
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	358,000	347,100
5.000%, 03/15/2027	336,000	344,958
5.750%, 05/15/2024	585,000	627,829
5.875%, 06/30/2026	200,000	215,916
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (C)	550,000	519,670
SM Energy Company
6.625%, 01/15/2027	80,000	82,700
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,054,761
3.900%, 07/15/2026	575,000	545,275
4.400%, 04/01/2021	424,000	431,280
5.400%, 10/01/2047	324,000	320,010
Tallgrass Energy Partners LP
4.750%, 10/01/2023 (C)	294,000	293,912
Tapstone Energy LLC
9.750%, 06/01/2022 (C)	150,000	139,875
Targa Resources Partners LP
5.875%, 04/15/2026 (C)	300,000	309,375
Teekay Offshore Partners LP
8.500%, 07/15/2023 (C)	315,000	323,663
The Williams Companies, Inc.
3.750%, 06/15/2027	375,000	357,858
4.300%, 03/04/2024	700,000	706,041
4.550%, 06/24/2024	620,000	629,728
5.750%, 06/24/2044	330,000	352,678
WPX Energy, Inc.
5.250%, 09/15/2024	135,000	135,921
YPF SA
8.500%, 07/28/2025 (C)	455,000	443,630
		42,246,887
Financials – 12.4%
Ally Financial, Inc.
5.125%, 09/30/2024 (D)	680,000	700,400

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ambac Assurance Corp.
5.100%, 06/07/2020 (C)	$131	$179
Ambac LSNI LLC (3 month LIBOR +
5.000%) 7.337%, 02/12/2023 (B)(C)	633	639
American Express Company
2.500%, 08/01/2022	575,000	551,701
American International Group, Inc.
3.900%, 04/01/2026	830,000	812,138
American International Group, Inc.
(6.250% to 3-15-37, then 3 month
LIBOR + 2.056%) 03/15/2087	100,000	100,500
Ameriprise Financial, Inc.
2.875%, 09/15/2026	500,000	463,683
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	420,000	428,047
Ares Capital Corp.
3.625%, 01/19/2022	396,000	387,136
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (C)	280,000	212,800
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,247,684
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	410,000	401,995
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (C)(H)	235,000	243,225
Avolon Holdings Funding, Ltd.
5.125%, 10/01/2023 (C)	295,000	297,581
AXA SA
8.600%, 12/15/2030	220,000	286,000
AXA SA (6.463% to 12-14-18, then 3
month LIBOR + 1.449%)
12/14/2018 (C)(H)	1,440,000	1,425,600
Banco Santander SA
4.379%, 04/12/2028	400,000	378,146
Bank of America Corp.
3.950%, 04/21/2025	573,000	560,786
4.200%, 08/26/2024	225,000	226,008
4.250%, 10/22/2026	174,000	171,925
4.450%, 03/03/2026	715,000	715,487
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023	1,149,000	1,114,766
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028	1,087,000	1,019,584
Bank of America Corp. (6.300% to
3-10-26, then 3 month LIBOR +
4.553%) 03/10/2026 (H)	680,000	732,700
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (C)	435,000	426,365
Barclays Bank PLC
2.650%, 01/11/2021	980,000	960,672
10.179%, 06/12/2021 (C)	235,000	267,691
Barclays PLC
4.375%, 01/12/2026	300,000	290,789
Barclays PLC (7.750% to 9-15-23, then
5 Year U.S. Swap Rate + 4.842%)
09/15/2023 (H)	370,000	370,925
BNP Paribas SA (7.000% to 8-16-28,
then 5 Year U.S. Swap Rate +
3.980%) 08/16/2028 (C)(D)(H)	350,000	352,363
BPCE SA
4.500%, 03/15/2025 (C)	405,000	395,957
5.700%, 10/22/2023 (C)	340,000	354,395
Brighthouse Financial, Inc.
3.700%, 06/22/2027	700,000	621,307
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	1,040,000	1,024,417
Capital One Financial Corp.
3.450%, 04/30/2021	625,000	624,288
3.500%, 06/15/2023	1,338,000	1,312,098
3.750%, 07/28/2026	500,000	466,326
Citigroup, Inc.
2.350%, 08/02/2021	635,000	615,245
3.500%, 05/15/2023	1,060,000	1,042,418
4.500%, 01/14/2022	1,000,000	1,028,090
4.600%, 03/09/2026	746,000	750,608
5.500%, 09/13/2025	215,000	228,942
Citigroup, Inc. (6.250% to 8-15-26, then
3 month LIBOR + 4.517%)
08/15/2026 (H)	590,000	615,813
CNO Financial Group, Inc.
5.250%, 05/30/2025	398,000	406,955
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (C)(H)	308,000	325,094
Credit Acceptance Corp.
6.125%, 02/15/2021	325,000	327,844
Credit Agricole SA
4.375%, 03/17/2025 (C)	600,000	586,656
Credit Agricole SA (7.875% to 1-23-24,
then 5 Year U.S. Swap Rate +
4.898%) 01/23/2024 (C)(H)	310,000	326,163
Credit Suisse Group AG (7.500% to
12-11-23, then 5 Year U.S. Swap Rate
+ 4.598%) 12/11/2023 (C)(H)	245,000	257,863
Credit Suisse Group AG (7.500% to
7-17-23, then 5 Year U.S. Swap Rate
+ 4.600%) 07/17/2023 (C)(H)	410,000	421,788
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026	405,000	406,728
Credito Real SAB de CV
7.250%, 07/20/2023 (C)	185,000	187,738
Credito Real SAB de CV (9.125% to
11-29-22, then 10 Year CMT +
7.026%) 11/29/2022 (C)(H)	300,000	297,378
Discover Financial Services
3.950%, 11/06/2024	615,000	601,092
4.100%, 02/09/2027	167,000	159,536
5.200%, 04/27/2022	115,000	119,019
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (C)	29,461	30,068
Enova International, Inc.
8.500%, 09/01/2024 (C)	77,000	77,193
8.500%, 09/15/2025 (C)(D)	345,000	343,275
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (H)	402,000	393,960
Financial & Risk US Holdings, Inc.
6.250%, 05/15/2026 (C)	57,000	56,964
8.250%, 11/15/2026 (C)	92,000	91,442
Freedom Mortgage Corp.
8.125%, 11/15/2024 (C)	350,000	339,500
8.250%, 04/15/2025 (C)	140,000	135,800

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FS Investment Corp.
4.000%, 07/15/2019	$230,000	$230,864
4.250%, 01/15/2020	225,000	225,135
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	670,000	665,454
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (H)	185,000	183,435
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (H)	460,000	476,100
ING Bank NV
5.800%, 09/25/2023 (C)	280,000	295,162
ING Groep NV (6.500% to 4-16-25, then
5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (H)	200,000	192,800
Invesco Finance PLC
3.125%, 11/30/2022	850,000	835,000
Jefferies Financial Group, Inc.
5.500%, 10/18/2023	1,425,000	1,475,525
Jefferies Group LLC
4.150%, 01/23/2030	495,000	444,500
4.850%, 01/15/2027	519,000	510,137
8.500%, 07/15/2019	505,000	526,132
JPMorgan Chase & Co.
2.400%, 06/07/2021	800,000	779,916
3.200%, 06/15/2026	475,000	450,005
3.375%, 05/01/2023	1,250,000	1,226,647
4.125%, 12/15/2026	600,000	595,255
4.500%, 01/24/2022	1,300,000	1,340,606
6.300%, 04/23/2019	1,000,000	1,019,812
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	960,000	960,929
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (H)	520,000	567,450
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (C)	330,000	318,325
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	650,735
4.750%, 03/15/2026	825,000	841,378
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (C)	1,000,000	1,010,902
7.800%, 03/07/2087 (C)	510,000	596,700
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,036,374
Lloyds Banking Group PLC
4.450%, 05/08/2025	1,000,000	1,000,803
Lloyds Banking Group PLC (7.500% to
6-27-24, then 5 Year U.S. Swap Rate
+ 4.760%) 06/27/2024 (H)	305,000	314,531
Loews Corp.
2.625%, 05/15/2023	630,000	604,852
3.750%, 04/01/2026	825,000	817,651
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (H)	315,000	317,363
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (C)	405,000	403,883
Macquarie Group, Ltd.
3.000%, 12/03/2018 (C)	650,000	650,490
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,262,832
5.350%, 06/01/2021	800,000	833,689
MetLife, Inc.
3.000%, 03/01/2025	300,000	287,094
6.400%, 12/15/2066	300,000	318,000
9.250%, 04/08/2068 (C)	220,000	295,900
MGIC Investment Corp.
5.750%, 08/15/2023	136,000	142,120
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,092,117
Morgan Stanley
3.875%, 01/27/2026	360,000	353,691
4.100%, 05/22/2023	900,000	905,342
Morgan Stanley (5.450% to 7-15-19,
then 3 month LIBOR + 3.610%)
07/15/2019 (H)	200,000	202,300
MSCI, Inc.
5.250%, 11/15/2024 (C)	50,000	51,200
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (C)	217,000	227,264
9.125%, 07/15/2026 (C)	174,000	182,265
Nationwide Mutual Insurance Company
(3 month LIBOR + 2.290%) 4.624%,
12/15/2024 (B)(C)	1,130,000	1,130,016
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (C)	410,000	416,150
PNC Bank NA
2.450%, 07/28/2022	525,000	505,034
2.500%, 01/22/2021	860,000	844,485
Popular, Inc.
7.000%, 07/01/2019	320,000	328,160
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	976,000	1,032,120
Quicken Loans, Inc.
5.250%, 01/15/2028 (C)	320,000	297,200
5.750%, 05/01/2025 (C)	410,000	409,488
Radian Group, Inc.
4.500%, 10/01/2024	190,000	186,675
5.250%, 06/15/2020	134,000	136,848
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	477,909
4.950%, 07/15/2046	500,000	507,304
Regions Bank (3.374% to 8-13-20, then
3 month LIBOR + 0.500%)
08/13/2021	676,000	673,949
Regions Financial Corp.
2.750%, 08/14/2022	640,000	617,069
Santander Holdings USA, Inc.
3.400%, 01/18/2023	360,000	347,099
3.700%, 03/28/2022	635,000	626,057
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (C)	345,000	336,062
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(H)	470,000	484,688
Societe Generale SA (8.000% to 9-29-25,
then 5 Year U.S. ISDAFIX + 5.873%)
09/29/2025 (C)(H)	350,000	368,967
Societe Generale SA (8.250% to
11-29-18, then 5 Year U.S. Swap Rate
+ 6.394%) 11/29/2018 (H)	335,000	337,151
Springleaf Finance Corp.
6.875%, 03/15/2025	140,000	139,930

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Stearns Holdings LLC
9.375%, 08/15/2020 (C)	$120,000	$117,600
Stifel Financial Corp.
4.250%, 07/18/2024	1,592,000	1,590,059
SunTrust Bank
2.450%, 08/01/2022	605,000	580,931
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	715,000	707,611
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (C)	525,000	508,502
The Charles Schwab Corp. (7.000% to
2-1-22, then 3 month LIBOR +
4.820%) 02/01/2022 (H)	1,000,000	1,100,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,195,243
3.850%, 01/26/2027	840,000	814,507
The Hartford Financial Services
Group, Inc.
5.500%, 03/30/2020	500,000	515,053
6.625%, 03/30/2040	500,000	615,095
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (H)	385,000	384,038
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (H)	740,000	800,495
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,150,000	1,117,346
The Royal Bank of Scotland Group PLC
(8.000% to 8-10-25, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (D)(H)	300,000	317,814
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (H)	250,000	267,813
Trident Merger Sub, Inc.
6.625%, 11/01/2025 (C)	115,000	108,963
UBS AG
2.450%, 12/01/2020 (C)	730,000	714,831
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (C)	545,000	522,835
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	693,350
Voya Financial, Inc. (5.650% to 5-15-23,
then 3 month LIBOR + 3.580%)
05/15/2053	615,000	619,828
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 6.104%,
12/15/2018 (B)(H)	422,000	427,672
Wells Fargo & Company, Series M
3.450%, 02/13/2023	900,000	883,845
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (H)	1,090,000	1,146,560
Wells Fargo Bank N.A. (3.325% to
7-23-20, then 3 month LIBOR +
0.490%) 07/23/2021	1,000,000	998,795
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,415,075
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,057,962
		87,262,324
Health care – 2.1%
Abbott Laboratories
3.750%, 11/30/2026	1,200,000	1,196,214
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	668,087
Allergan Funding SCS
3.800%, 03/15/2025	450,000	440,486
Bausch Health Companies, Inc.
6.125%, 04/15/2025 (C)(D)	490,000	466,015
Baxter International, Inc.
3.500%, 08/15/2046	500,000	418,805
Bayer US Finance II LLC
3.500%, 06/25/2021 (C)	270,000	269,354
Celgene Corp.
2.875%, 02/19/2021	355,000	350,922
Centene Corp.
5.375%, 06/01/2026 (C)	343,000	351,575
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,122,385
CVS Health Corp.
3.350%, 03/09/2021	940,000	938,212
5.050%, 03/25/2048	880,000	899,048
DaVita, Inc.
5.000%, 05/01/2025	545,000	523,031
Express Scripts Holding Company
2.600%, 11/30/2020	640,000	629,803
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	715,000	736,569
7.500%, 02/15/2022	270,000	295,650
IQVIA, Inc.
4.875%, 05/15/2023 (C)	155,000	155,775
MEDNAX, Inc.
5.250%, 12/01/2023 (C)	395,000	395,494
Mylan NV
3.950%, 06/15/2026	800,000	756,783
5.250%, 06/15/2046	250,000	233,478
Select Medical Corp.
6.375%, 06/01/2021	365,000	370,435
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	1,120,000	1,033,621
Team Health Holdings, Inc.
6.375%, 02/01/2025 (C)(D)	89,000	76,985
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	49,123
Teva Pharmaceutical Finance
Netherlands III BV
6.750%, 03/01/2028	315,000	332,092
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	642,529
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	345,000	346,725
5.000%, 06/01/2026 (C)	423,000	424,058
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	550,000	527,517
		14,650,771
Industrials – 4.1%
AECOM
5.125%, 03/15/2027	570,000	555,807

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Global Aviation Trust (6.500%
to 6-15-25, then 3 month LIBOR +
4.300%) 06/15/2045 (C)	$285,000	$296,400
AerCap Ireland Capital DAC
4.625%, 10/30/2020	410,000	417,802
5.000%, 10/01/2021	512,000	526,616
Ahern Rentals, Inc.
7.375%, 05/15/2023 (C)	532,000	524,020
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (C)	290,589	289,427
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (C)	425,000	409,318
Air Lease Corp.
3.000%, 09/15/2023	400,000	379,735
4.750%, 03/01/2020	500,000	508,412
Aircastle, Ltd.
4.400%, 09/25/2023	235,000	234,977
5.500%, 02/15/2022	225,000	233,832
6.250%, 12/01/2019	100,000	103,138
American Airlines 2000-1 Pass Through Trust
6.977%, 11/23/2022	115,991	119,401
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	486,471	497,271
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	380,596	365,105
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	198,645	192,586
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	504,629	499,280
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	244,794	240,363
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	314,075	306,412
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	225,000	214,875
Arconic, Inc.
5.125%, 10/01/2024 (D)	439,000	441,959
Ashtead Capital, Inc.
4.375%, 08/15/2027 (C)	350,000	332,500
Azul Investments LLP
5.875%, 10/26/2024 (C)	385,000	333,106
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (C)	373,797	382,918
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (C)	90,455	91,975
British Airways 2018-1 Class A Pass
Through Trust
4.125%, 03/20/2033 (C)	199,985	197,105
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	49,861	50,015
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	220,927	231,973
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	83,850	85,577
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	148,398	157,480
Delta Air Lines, Inc.
3.625%, 03/15/2022	650,000	641,863
4.375%, 04/19/2028	480,000	463,443
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (C)	340,000	350,554
EnerSys
5.000%, 04/30/2023 (C)	145,000	146,450
Equifax, Inc.
3.600%, 08/15/2021	310,000	308,010
7.000%, 07/01/2037	105,000	121,816
GATX Corp.
3.850%, 03/30/2027	800,000	760,048
General Electric Company
2.700%, 10/09/2022	1,100,000	1,061,257
General Electric Company (3 month
LIBOR + 0.480%) 2.794%,
08/15/2036 (B)	140,000	115,289
H&E Equipment Services, Inc.
5.625%, 09/01/2025	175,000	174,563
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (C)	690,000	713,791
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	380,000	363,613
4.750%, 02/15/2025 (C)	175,000	177,842
4.750%, 08/01/2028	410,000	410,984
5.000%, 11/01/2022 (C)	210,000	216,216
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	691,747
Kratos Defense & Security
Solutions, Inc.
6.500%, 11/30/2025 (C)	290,000	298,787
Lennox International, Inc.
3.000%, 11/15/2023	800,000	761,632
LSC Communications, Inc.
8.750%, 10/15/2023 (C)	395,000	399,120
Masco Corp.
4.375%, 04/01/2026	720,000	716,484
4.450%, 04/01/2025	195,000	196,840
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	81,775	84,736
Owens Corning
4.200%, 12/15/2022	210,000	210,430
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (C)	150,000	160,425
Ryder System, Inc.
2.450%, 11/15/2018	900,000	899,919
Stanley Black & Decker, Inc. (5.750% to
12-15-18, then 3 month LIBOR +
4.304%) 12/15/2053	650,000	658,125
Stevens Holding Co, Inc.
6.125%, 10/01/2026 (C)	29,000	29,471
Tervita Escrow Corp.
7.625%, 12/01/2021 (C)	250,000	257,813

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
7.250%, 10/01/2019	$115,000	$119,342
The Dun & Bradstreet Corp.
4.625%, 12/01/2022	700,000	706,049
TTX Company
4.200%, 07/01/2046 (C)	700,000	676,566
Tutor Perini Corp.
6.875%, 05/01/2025 (C)	115,000	118,163
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	979,456
4.875%, 01/15/2021	500,000	515,265
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,165,015
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	476,871	468,812
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	270,193	271,058
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	397,839	380,692
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	598,235	566,828
United Airlines 2018-1 Class B Pass
Through Trust
4.600%, 03/01/2026	132,000	132,581
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	412,500
5.500%, 07/15/2025	390,000	397,800
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	169,907	181,155
Verisk Analytics, Inc.
4.000%, 06/15/2025	527,000	520,319
XPO Logistics, Inc.
6.500%, 06/15/2022 (C)	281,000	290,133
		28,512,387
Information technology – 1.9%
Advanced Micro Devices, Inc.
7.000%, 07/01/2024 (D)	230,000	242,650
Autodesk, Inc.
3.500%, 06/15/2027	230,000	214,097
Banff Merger Sub, Inc.
9.750%, 09/01/2026 (C)(D)	290,000	294,205
Broadcom Corp.
2.375%, 01/15/2020	585,000	578,137
3.875%, 01/15/2027	800,000	754,489
CA, Inc.
3.600%, 08/15/2022	415,000	411,932
CDK Global, Inc.
5.875%, 06/15/2026	98,000	101,222
Citrix Systems, Inc.
4.500%, 12/01/2027	580,000	558,573
Dell International LLC
6.020%, 06/15/2026 (C)	890,000	947,802
8.350%, 07/15/2046 (C)	758,000	941,157
Fiserv, Inc.
3.850%, 06/01/2025	614,000	608,342
j2 Cloud Services LLC
6.000%, 07/15/2025 (C)	160,000	164,200
Marvell Technology Group, Ltd.
4.875%, 06/22/2028	525,000	527,460
Microchip Technology, Inc.
3.922%, 06/01/2021 (C)	340,000	337,985
4.330%, 06/01/2023 (C)	780,000	774,987
Microsoft Corp.
4.450%, 11/03/2045	460,000	491,806
Motorola Solutions, Inc.
4.600%, 02/23/2028	663,000	647,895
NXP BV
4.625%, 06/01/2023 (C)	815,000	827,388
Open Text Corp.
5.875%, 06/01/2026 (C)	160,000	165,101
Qorvo, Inc.
5.500%, 07/15/2026 (C)	150,000	152,270
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	485,890
Symantec Corp.
5.000%, 04/15/2025 (C)	365,000	361,714
Tech Data Corp.
4.950%, 02/15/2027	650,000	635,532
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	640,000	635,823
Trimble, Inc.
4.900%, 06/15/2028	365,000	366,895
VMware, Inc.
2.950%, 08/21/2022	430,000	413,805
Western Digital Corp.
4.750%, 02/15/2026	460,000	444,855
		13,086,212
Materials – 1.6%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	399,806
4.750%, 04/10/2027 (C)	215,000	209,506
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (C)	190,000	186,580
Bemis Company, Inc.
3.100%, 09/15/2026	500,000	452,005
Braskem Finance, Ltd.
7.000%, 05/07/2020 (C)	335,000	350,075
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	390,000	371,183
Cemex SAB de CV
6.125%, 05/05/2025 (C)	400,000	412,500
CF Industries, Inc.
4.950%, 06/01/2043	175,000	154,875
Commercial Metals Company
5.375%, 07/15/2027	122,000	114,680
Cydsa SAB de CV
6.250%, 10/04/2027 (C)	360,000	342,900
Eastman Chemical Company
4.500%, 01/15/2021	68,000	69,255
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (C)(D)	250,000	226,875
7.500%, 04/01/2025 (C)	200,000	189,750
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	453,750
Klabin Finance SA
4.875%, 09/19/2027 (C)	200,000	176,750
Methanex Corp.
5.650%, 12/01/2044	450,000	432,810
Mexichem SAB de CV
4.000%, 10/04/2027 (C)	245,000	226,319
5.500%, 01/15/2048 (C)	430,000	395,063
Norbord, Inc.
6.250%, 04/15/2023 (C)	185,000	192,863

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
NOVA Chemicals Corp.
5.000%, 05/01/2025 (C)	$520,000	$494,000
Olin Corp.
5.000%, 02/01/2030	50,000	46,750
Syngenta Finance NV
4.441%, 04/24/2023 (C)	635,000	631,017
5.676%, 04/24/2048 (C)	205,000	183,998
The Chemours Company
6.625%, 05/15/2023	614,000	641,378
The Dow Chemical Company
3.000%, 11/15/2022	270,000	263,128
4.125%, 11/15/2021	1,000,000	1,023,695
The Mosaic Company
4.250%, 11/15/2023	600,000	606,061
The Sherwin-Williams Company
4.200%, 01/15/2022	1,000,000	1,016,335
U.S. Concrete, Inc.
6.375%, 06/01/2024	200,000	202,340
Vale Overseas, Ltd.
6.250%, 08/10/2026	342,000	374,798
Vedanta Resources PLC
6.125%, 08/09/2024 (C)	270,000	250,847
6.375%, 07/30/2022 (C)(D)	325,000	312,813
		11,404,705
Real estate – 1.9%
American Homes 4 Rent LP
4.250%, 02/15/2028	415,000	396,800
American Tower Corp.
3.550%, 07/15/2027	662,000	618,270
4.700%, 03/15/2022	310,000	320,105
5.000%, 02/15/2024	670,000	700,654
5.900%, 11/01/2021	800,000	850,459
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	583,112
EPR Properties
5.750%, 08/15/2022	500,000	522,017
Equinix, Inc.
5.375%, 05/15/2027	275,000	275,457
Equity Commonwealth
5.875%, 09/15/2020	700,000	719,776
ERP Operating LP
3.375%, 06/01/2025	300,000	292,207
Essex Portfolio LP
3.625%, 05/01/2027	500,000	476,464
HCP, Inc.
3.875%, 08/15/2024	800,000	782,076
Healthcare Trust of America
Holdings LP
3.500%, 08/01/2026	500,000	466,133
Iron Mountain, Inc.
4.875%, 09/15/2027 (C)	226,000	207,073
5.750%, 08/15/2024	415,000	410,643
National Retail Properties, Inc.
3.300%, 04/15/2023	660,000	643,347
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	225,000	220,590
4.950%, 04/01/2024	663,000	672,167
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	500,215
Reckson Operating Partnership LP
7.750%, 03/15/2020	775,000	818,454
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	484,835
Ventas Realty LP
3.500%, 02/01/2025	457,000	436,169
VEREIT Operating Partnership LP
4.600%, 02/06/2024	372,000	373,935
Vornado Realty LP
5.000%, 01/15/2022	650,000	672,442
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,031,022
		13,474,422
Utilities – 1.5%
ABY Transmision Sur SA
6.875%, 04/30/2043 (C)	277,508	307,479
AmeriGas Partners LP
5.500%, 05/20/2025	250,000	245,625
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,259,576
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	535,000	689,344
CenterPoint Energy, Inc.
2.500%, 09/01/2022	310,000	296,229
Clearway Energy Operating LLC
5.375%, 08/15/2024	608,000	611,040
Dominion Energy, Inc.
2.579%, 07/01/2020	383,000	378,017
Electricite de France SA
3.625%, 10/13/2025 (C)	210,000	203,065
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (C)(H)	285,000	285,000
Emera US Finance LP
3.550%, 06/15/2026	248,000	233,463
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (C)	267,820	263,387
Enable Midstream Partners LP
4.950%, 05/15/2028	520,000	515,790
Greenko Dutch BV
4.875%, 07/24/2022 (C)	425,000	403,750
5.250%, 07/24/2024 (C)	215,000	197,800
Instituto Costarricense de Electricidad
6.375%, 05/15/2043 (C)	290,000	226,200
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	81,000	78,540
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (C)	170,000	186,022
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/2027	570,000	548,091
NextEra Energy Operating Partners LP
4.500%, 09/15/2027 (C)	245,000	234,588
NRG Energy, Inc.
6.250%, 05/01/2024 (D)	620,000	644,800
6.625%, 01/15/2027	435,000	456,533
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	766,155
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,139,224
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (H)	180,000	189,000
		10,358,718
TOTAL CORPORATE BONDS
(Cost $282,868,418)		$282,603,178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS – 0.0%
Utilities – 0.0%
Clearway Energy, Inc.
3.250%, 06/01/2020 (C)	$285,000	$284,772
TOTAL CONVERTIBLE BONDS
(Cost $285,000)		$284,772

CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
10/15/2018 (B)(H)	275,000	231,000
State Street Corp. (3 month LIBOR +
1.000%) 3.341%, 06/01/2077 (B)	424,000	379,480
SunTrust Preferred Capital I (Greater of
3 month LIBOR + 0.645% or 4.000%)
4.000%, 10/29/2018 (B)(H)	425,000	370,545
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
10/29/2018 (B)(H)	1,045,000	933,969
		1,914,994
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,944,943)		$1,914,994

MUNICIPAL BONDS – 0.6%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,697,039
The School District of Philadelphia
5.995%, 09/01/2030	315,000	357,201
6.765%, 06/01/2040	1,010,000	1,223,554
TOTAL MUNICIPAL BONDS (Cost $3,662,761)		$4,277,794

TERM LOANS (I) – 0.1%
Communication services – 0.1%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.500%,
10/19/2023	117,300	117,667
Metro-Goldwyn-Mayer, Inc. (1 month
LIBOR + 4.500%) 6.750%,
07/03/2026	270,000	270,508
		388,175
Energy – 0.0%
FTS International, Inc. (1 month LIBOR
+ 4.750%) 7.172%, 04/16/2021	151,290	152,046
Financials – 0.0%
LSF9 Atlantis Holdings LLC (1 month
LIBOR + 6.000%) 8.120%,
05/01/2023	203,438	196,063
TOTAL TERM LOANS (Cost $737,823)		$736,284

COLLATERALIZED MORTGAGE
OBLIGATIONS – 9.8%
Commercial and residential – 7.1%
American Home Mortgage Investment Trust
Series 2004-4, Class 5A (6 month
LIBOR + 2.000%)
4.534%, 02/25/2045 (B)	106,767	107,049
Americold LLC
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (C)	1,350,000	1,417,628
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (C)	1,890,000	1,998,511
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1,
3.258%, 04/27/2048 (C)(J)	136,835	136,822
Series 2018-3, Class A1,
3.649%, 09/25/2048 (C)(J)	305,897	306,255
AOA Mortgage Trust
Series 2015-1177, Class C
3.110%, 12/13/2029 (C)(J)	190,000	184,068
Arroyo Mortgage Trust
Series 2018-1, Class A1
3.763%, 04/25/2048 (C)(J)	1,057,523	1,057,848
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO
0.099%, 10/10/2045 (C)	10,964,416	72
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month
LIBOR + 0.350%),
2.415%, 04/25/2035 (B)(C)	383,833	373,733
Series 2005-4A, Class A2 (1 month
LIBOR + 0.390%),
2.455%, 01/25/2036 (B)(C)	202,002	195,412
Series 2006-2A, Class A2 (1 month
LIBOR + 0.280%),
2.345%, 07/25/2036 (B)(C)	295,819	286,781
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%),
3.034%, 03/15/2037 (B)(C)	420,000	419,868
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%),
4.500%, 03/15/2037 (B)(C)	288,000	288,811
BBCMS Trust
Series 2015-MSQ, Class D,
4.123%, 09/15/2032 (C)(J)	205,000	201,767
Series 2015-SRCH, Class D,
5.122%, 08/10/2035 (C)(J)	495,000	506,464
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A
5.500%, 09/25/2033	528,697	530,438
Bear Stearns Commercial Mortgage
Securities Trust
Series 2004-PWR5, Class X1 IO,
0.668%, 07/11/2042 (C)	1,589,914	12,241
Series 2004-T16, Class X1 IO,
0.481%, 02/13/2046 (C)	641,541	3,456
BHMS Mortgage Trust
Series 2018-ATLS, Class A (1 month
LIBOR + 1.250%)
3.313%, 07/15/2035 (B)(C)	410,000	410,412
BWAY Mortgage Trust
Series 2015-1740, Class XA IO
1.023%, 01/10/2035 (C)	3,705,000	107,312
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month
LIBOR + 1.321%)
3.384%, 03/15/2037 (B)(C)	270,000	270,507
CD Mortgage Trust
Series 2017-CD3, Class A4
3.631%, 02/10/2050	1,800,000	1,783,135
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (C)(J)	120,000	118,755

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month
LIBOR + 2.150%)
4.213%, 07/15/2032 (B)(C)	$355,000	$354,944
CHL Mortgage Pass Through Trust
Series 2004-HYB2, Class 4A
4.192%, 07/20/2034 (J)	751,283	756,713
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month
LIBOR + 2.250%)
4.313%, 11/15/2036 (B)(C)	495,000	496,879
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month
LIBOR + 2.500%),
4.563%, 07/15/2032 (B)(C)	170,000	169,646
Series 2018-C5, Class XA IO,
0.761%, 06/10/2051	9,994,058	521,407
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.231%, 06/11/2032 (B)(C)	220,000	220,275
Cold Storage Trust
Series 2017-ICE3, Class D (1 month
LIBOR + 2.100%)
4.163%, 04/15/2036 (B)(C)	395,000	397,224
COLT Mortgage Loan Trust
Series 2018-2, Class A1
3.470%, 07/27/2048 (C)(J)	130,435	129,977
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (C)	1,400,000	1,408,574
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO,
1.815%, 08/15/2045	9,806,970	508,395
Series 2012-CR3 Class XA IO,
2.036%, 10/15/2045	11,219,742	685,724
Series 2013-CR6, Class XA IO,
1.204%, 03/10/2046	1,099,581	33,555
Series 2013-CR8 Class AM,
3.943%, 06/10/2046 (C)(J)	1,000,000	1,007,796
Series 2014-CR15, Class C,
4.883%, 02/10/2047 (J)	800,000	820,744
Series 2014-CR15, Class XA IO,
1.291%, 02/10/2047	12,042,165	387,050
Series 2014-CR16, Class C,
5.064%, 04/10/2047 (J)	400,000	407,138
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO
0.590%, 05/10/2051	3,729,822	137,025
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (J)	175,000	177,884
Series 2012-LC4, Class XA IO,
2.380%, 12/10/2044 (C)	4,658,882	242,657
Series 2013-300P, Class D,
4.540%, 08/10/2030 (C)(J)	610,000	614,182
Series 2013-300P, Class E,
4.540%, 08/10/2030 (C)(J)	700,000	689,841
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (C)(J)	215,000	223,294
Series 2014-LC15, Class C,
5.107%, 04/10/2047 (J)	400,000	400,855
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%),
4.383%, 02/13/2032 (B)(C)	295,000	296,843
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month
LIBOR + 2.150%)
4.283%, 08/13/2027 (B)(C)	345,000	345,000
Commercial Mortgage Trust (Deutsche
Bank AG/UBS AG)
Series 2014-UBS2, Class XA IO
1.495%, 03/10/2047	4,936,336	227,033
Core Industrial Trust
Series 2015-CALW, Class F,
3.979%, 02/10/2034 (C)(J)	275,000	267,317
Series 2015-CALW, Class XA IO,
0.939%, 02/10/2034 (C)	4,836,326	112,923
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO
0.900%, 02/15/2038 (C)	280,980	16
DBGS Mortgage Trust
Series 2018-BIOD, Class A (1 month
LIBOR + 0.803%)
2.866%, 05/15/2035 (B)(C)	580,297	580,291
DSLA Mortgage Loan Trust
Series 2004-AR3, Class 2A2B (1
month LIBOR + 0.900%)
2.977%, 07/19/2044 (B)	683,751	681,309
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.781%, 11/25/2049 (C)(J)	1,000,000	1,023,369
Series 2011-K11, Class B,
4.565%, 12/25/2048 (C)(J)	875,000	892,977
Series 2017-K67, Class B,
4.079%, 09/25/2049 (C)(J)	445,000	428,941
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX,
3.495%, 12/15/2034 (C)(J)	750,000	749,052
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (C)(J)	385,000	382,761
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (C)(J)	250,000	247,503
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (C)(J)	247,796	246,651
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO
0.011%, 06/10/2048 (C)	3,923,879	4
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AM
5.606%, 12/10/2049 (J)	156,063	155,736
Great Wolf Trust
Series 2017-WOLF, Class E (1 month
LIBOR + 3.100%)
5.313%, 09/15/2034 (B)(C)	120,000	120,600

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.928%, 07/10/2038 (J)	$207,374	$207,325
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.402%, 05/10/2045	3,074,541	144,241
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (C)(J)	859,800	852,781
Series 2015-590M, Class C,
3.932%, 10/10/2035 (C)(J)	215,000	209,457
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (C)(J)	420,000	416,692
Series 2017-485L, Class C,
4.115%, 02/10/2037 (C)(J)	220,000	214,089
Series 2017-500K, Class F (1 month
LIBOR + 1.800%),
3.863%, 07/15/2032 (B)(C)	125,000	125,350
Series 2018-CHLL, Class E (1 month
LIBOR + 2.350%),
3.938%, 02/15/2037 (B)(C)	205,000	206,602
Series 2005-GG4, Class XC IO,
1.591%, 07/10/2039 (C)	520,795	59
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (C)	16,253,071	289,141
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	16,757,066	251,235
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (C)	14,136,620	217,319
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month
LIBOR + 1.050%),
3.113%, 12/15/2034 (B)(C)	1,000,000	1,000,004
Series 2018-ORL, Class D (1 month
LIBOR + 1.700%),
3.763%, 12/15/2034 (B)(C)	145,000	145,182
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1
month LIBOR + 3.650%)
6.010%, 08/05/2034 (B)(C)	165,000	164,908
IMT Trust
Series 2017-APTS, Class CFX
3.613%, 06/15/2034 (C)(J)	255,000	247,071
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
0.838%, 07/25/2035	2,373,948	35,240
Series 2005-AR8, Class AX2 IO,
0.845%, 05/25/2035	1,492,547	32,221
Series 2005-AR18, Class 1X IO,
1.065%, 10/25/2036	2,407,144	95,557
Series 2005-AR18, Class 2X IO,
0.705%, 10/25/2036	2,892,661	10,565
Irvine Core Office Trust
Series 2013-IRV, Class XA IO
1.211%, 05/15/2048 (C)	11,498,339	288,930
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO
0.753%, 08/15/2046	7,855,263	168,418
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8, Class X IO,
0.286%, 05/15/2045	1,383,515	1,871
Series 2007-CB20, Class C,
6.441%, 02/12/2051 (C)(J)	436,426	443,973
Series 2011-C3A, Class XA IO,
1.148%, 02/15/2046 (C)	10,717,017	210,238
Series 2011-C4, Class XA IO,
1.409%, 07/15/2046 (C)	7,385,553	186,018
Series 2012-C14, Class XA IO,
1.582%, 07/05/2032 (C)	12,170,852	569,463
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (C)	320,000	314,989
Series 2018-PHH, Class A (1 month
LIBOR + 0.910%),
2.973%, 06/15/2035 (B)(C)	225,000	225,281
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO
0.143%, 02/15/2040 (C)	830,096	114
MASTR Adjustable Rate
Mortgages Trust
Series 2004-13, Class 2A1,
3.952%, 04/21/2034 (J)	193,710	198,921
Series 2004-8, Class 5A1,
4.645%, 08/25/2034 (J)	366,775	371,438
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1
6.500%, 05/25/2034	334,933	350,117
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1 (1 month
LIBOR + 0.460%)
2.525%, 03/25/2030 (B)	34,661	33,572
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.060%, 02/12/2051 (C)	8,810,340	88
Series 2005-CIP1, Class XC IO,
0.010%, 07/12/2038 (C)	3,926,221	502
Series 2006-C2, Class X IO,
0.237%, 08/12/2043 (C)	1,604,070	614
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-6, Class AM
5.526%, 03/12/2051 (J)	125,283	125,848
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class XA IO,
1.626%, 08/15/2045 (C)	10,620,679	460,799
Series 2012-C6, Class XA IO,
1.779%, 11/15/2045 (C)	7,359,164	383,986
Series 2013-C7, Class AS,
3.214%, 02/15/2046	1,000,000	975,208
Series 2013-C7, Class XA IO,
1.496%, 02/15/2046	11,421,713	541,460
Series 2014-C17, Class XA IO,
1.351%, 08/15/2047	16,109,114	633,539
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO,
0.909%, 07/15/2049 (C)	11,381,567	170,973
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,383,527

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Morgan Stanley Capital
I Trust (continued)
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.463%, 11/15/2034 (B)(C)	$469,000	$469,586
Series 2005-IQ9, Class X1 IO,
0.939%, 07/15/2056 (C)	3,717,060	22,452
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (C)	340,000	336,417
Natixis Commercial Mortgage
Securities Trust
Series 2018-285M, Class D,
3.917%, 11/15/2032 (C)(J)	135,000	131,797
Series 2018-ALXA, Class C,
4.460%, 01/15/2043 (C)(J)	235,000	233,212
One Market Plaza Trust
Series 2017-1MKT, Class D
4.146%, 02/10/2032 (C)	155,000	152,196
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO
1.756%, 12/25/2045	2,989,619	247,543
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month
LIBOR + 0.200%)
2.277%, 05/20/2035 (B)	78,705	77,581
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1
3.793%, 03/25/2048 (C)(J)	196,724	196,720
Structured Asset Securities Corp.
Series 1998-RF2, Class A
5.080%, 07/15/2027 (C)(J)	66,144	64,446
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.822%, 05/10/2045	120,000	124,463
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO
1.488%, 05/10/2063 (C)	7,529,894	303,375
VNDO Mortgage Trust
Series 2013-PENN, Class D
4.079%, 12/13/2029 (C)(J)	484,000	482,865
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (J)	127,788	128,387
Series 2005-C17, Class XC IO,
0.526%, 03/15/2042 (C)	609,342	2,050
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2 (1 month
LIBOR + 0.400%),
2.465%, 06/25/2044 (B)	517,761	517,620
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
2.435%, 01/25/2045 (B)	814,099	816,231
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.905%, 07/25/2045 (B)	557,754	557,474
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.785%, 07/25/2045 (B)	445,539	447,109
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1, Class 6A1
6.500%, 03/25/2035	284,785	266,666
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (C)(J)	445,000	437,679
Series 2017-SMP, Class D (1 month
LIBOR + 1.650%),
3.713%, 12/15/2034 (B)(C)	160,000	160,579
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR3, Class 1A2
4.352%, 03/25/2035 (J)	208,829	210,285
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.634%, 11/15/2029 (B)(C)	84,360	84,440
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.521%, 03/15/2044 (C)	13,274,482	371,594
Series 2012-C10, Class XA IO,
1.717%, 12/15/2045 (C)	6,396,654	338,339
Series 2012-C9, Class B XA IO,
2.049%, 11/15/2045 (C)	9,382,299	583,046
Series 2013-C15, Class B,
4.624%, 08/15/2046 (J)	125,000	126,850
Series 2013-C16, Class B,
5.197%, 09/15/2046 (J)	175,000	183,441
		50,246,819
U.S. Government Agency – 2.7%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	2,105,409	341,963
Series 3387, Class SB IO,
4.262%, 11/15/2037	1,608,022	185,932
Series 3632, Class AP,
3.000%, 02/15/2040	1,406,068	1,383,149
Series 3830, Class NI IO,
4.500%, 01/15/2036	609,860	13,856
Series K005, Class AX IO,
1.533%, 11/25/2019	12,783,471	170,588
Series K011, Class X1 IO,
0.321%, 11/25/2020	47,623,573	200,362
Series K014, Class X1 IO,
1.323%, 04/25/2021	9,106,464	225,998
Series K015, Class X1 IO,
1.749%, 07/25/2021	9,201,123	340,546
Series K018, Class X1 IO,
1.501%, 01/25/2022	3,491,952	122,792
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	975,017
Series K021, Class X1 IO,
1.587%, 06/25/2022	12,113,986	537,836
Series K022, Class X1 IO,
1.365%, 07/25/2022	5,100,269	198,834
Series K026, Class X1 IO,
1.127%, 11/25/2022	10,506,457	352,711
Series K707, Class X1 IO,
1.629%, 12/25/2018	6,861,018	7,340
Series K710, Class X1 IO,
1.858%, 05/25/2019	4,764,671	27,694

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series KAIV, Class X1 IO,
1.280%, 06/25/2021	$30,117,343	$775,476
Series KS01, Class X1 IO,
1.455%, 01/25/2023	6,732,302	260,737
Series T-41, Class 3A,
5.539%, 07/25/2032 (J)	64,086	67,264
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	10,767	11,817
Series 2010-15, Class KA,
4.000%, 03/25/2039	289,053	290,421
Series 2011-41, Class KA,
4.000%, 01/25/2041	410,370	414,485
Series 2011-86, Class NA,
4.000%, 01/25/2041	686,565	687,901
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	2,289,664	343,308
Series 2012-21, Class PA,
2.000%, 03/25/2041	3,182,976	3,034,753
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,070,728	1,014,276
Series 2012-M5, Class X IO,
0.626%, 02/25/2022	15,844,499	230,100
Series 2002-W3, Class A5,
7.500%, 11/25/2041	78,990	89,371
Government National
Mortgage Association
Series 2008-90, Class IO,
1.875%, 12/16/2050	2,669,875	471,915
Series 2010-147, Class SA IO,
4.093%, 05/20/2040	1,939,493	181,749
Series 2010-85, Class SB IO,
4.537%, 03/16/2040	2,037,976	229,038
Series 2012-114, Class IO,
0.786%, 01/16/2053	854,388	44,539
Series 2012-120, Class IO,
0.779%, 02/16/2053	9,357,697	451,941
Series 2012-70, Class IO,
0.455%, 08/16/2052	5,952,331	105,037
Series 2015-41, Class IO,
0.671%, 09/16/2056	10,622,641	533,747
Series 2016-174, Class IO,
0.900%, 11/16/2056	2,888,730	217,197
Series 2017-109, Class IO,
0.611%, 04/16/2057	3,527,406	197,098
Series 2017-124, Class IO,
0.706%, 01/16/2059	4,379,902	282,685
Series 2017-135, Class IO,
0.839%, 10/16/2058	2,844,522	196,102
Series 2017-140, Class IO,
0.610%, 02/16/2059	2,556,387	155,346
Series 2017-159, Class IO,
0.545%, 06/16/2059	3,273,981	180,827
Series 2017-169, Class IO,
0.733%, 01/16/2060	5,137,651	334,844
Series 2017-20, Class IO,
0.748%, 12/16/2058	5,551,314	337,195
Series 2017-22, Class IO,
1.022%, 12/16/2057	1,914,437	168,705
Series 2017-3, Class IO,
0.908%, 09/16/2058	5,135,360	381,553
Series 2017-41, Class IO,
0.792%, 07/16/2058	1,993,151	138,153
Series 2017-46, Class IO,
0.620%, 11/16/2057	4,139,815	243,744
Series 2017-61, Class IO,
0.768%, 05/16/2059	2,516,662	186,977
Series 2018-081, Class IO,
0.448%, 01/16/2060	5,809,765	305,552
Series 2018-35, Class IO,
0.523%, 03/16/2060	4,243,410	243,764
Series 2018-43, Class IO,
0.577%, 05/16/2060	6,561,440	377,394
Series 2018-69, Class IO,
0.535%, 04/16/2060	2,909,141	177,387
Series 2018-9, Class IO,
0.558%, 01/16/2060	3,107,860	175,550
		18,622,566
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $70,583,698)		$68,869,385

ASSET BACKED SECURITIES – 11.4%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.542%, 06/22/2037 (B)	250,000	241,558
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.511%, 08/25/2037 (B)	405,390	399,184
Series 2007-A, Class A3 (3 month
LIBOR + 0.300%)
2.611%, 05/25/2036 (B)	401,385	395,689
Ally Auto Receivables Trust
Series 2017-4, Class A4
1.960%, 07/15/2022	435,000	425,025
Series 2018-1, Class A3
2.310%, 06/15/2022	350,000	346,817
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	1,235,000	1,222,372
Americredit Automobile Receivables Trust
Series 2018-2, Class C
3.590%, 06/18/2024	265,000	264,144
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month
LIBOR + 0.410%)
2.475%, 01/25/2036 (B)	652,656	652,609
Amresco Residential Securities Corp.
Mortgage Loan Trust
Series 1998-1, Class A6
6.510%, 08/25/2027 (J)	325	336
Applebee’s Funding LLC
Series 2014-1, Class A2
4.277%, 09/05/2044 (C)	757,350	746,198
Arby’s Funding LLC
Series 2015-1A, Class A2
4.969%, 10/30/2045 (C)	530,013	533,712
ARL First LLC
Series 2012-1A, Class A2
3.810%, 12/15/2042 (C)	900,000	893,889

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust
Series 2016-A1, Class A (1 month
LIBOR + 0.390%)
2.548%, 10/15/2021 (B)	$2,175,000	$2,179,312
Series 2017-A1, Class A1
1.950%, 08/15/2022	5,465,000	5,389,334
BMW Vehicle Owner Trust
Series 2018-A, Class A3
2.350%, 04/25/2022	580,000	573,574
Business Loan Express SBA Loan Trust
Series 2005-1A, Class A (1 month
LIBOR + 0.300%)
2.365%, 06/27/2033 (B)(C)	386,812	363,936
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8
2.050%, 08/15/2023	3,500,000	3,429,291
Series 2016-A7, Class A7 (1 month
LIBOR + 0.510%)
2.668%, 09/16/2024 (B)	3,123,000	3,149,545
Series 2017-A1, Class A1
2.000%, 01/17/2023	1,490,000	1,469,809
CarMax Auto Owner Trust
Series 2016-1, Class A4
1.880%, 06/15/2021	205,000	202,332
Series 2016-2, Class A4
1.680%, 09/15/2021	235,000	230,284
Series 2018-1, Class A3
2.480%, 11/15/2022	370,000	365,772
Centex Home Equity Loan Trust
Series 2005-A, Class M4 (1 month
LIBOR + 1.200%)
3.265%, 01/25/2035 (B)	156,736	144,286
Chase Issuance Trust
Series 2016-A3, Class A3 (1 month
LIBOR + 0.550%)
2.708%, 06/15/2023 (B)	4,500,000	4,545,907
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3
1.920%, 04/07/2022	3,000,000	2,952,558
Series 2017-A7, Class A7 (1 month
LIBOR + 0.370%)
2.503%, 08/08/2024 (B)	3,000,000	3,005,613
Series 2018-A1, Class A1
2.539%, 01/20/2023	1,335,000	1,316,755
CLI Funding LLC
Series 2018-1A, Class A
4.030%, 04/18/2043 (C)	564,252	560,556
CNH Equipment Trust
Series 2017-C, Class A3
2.080%, 02/15/2023	390,000	383,238
Series 2018-B, Class A3
3.190%, 11/15/2023	585,000	584,921
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (C)	518,438	524,539
Collegiate Funding Services Education
Loan Trust
Series 2005-A, Class A4 (3 month
LIBOR + 0.200%)
2.651%, 03/28/2035 (B)	310,000	301,410
Conseco Finance Corp.
Series 1996-10, Class M1
7.240%, 11/15/2028 (J)	298,616	317,056
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5
8.100%, 08/15/2025	7,245	4,655
Credit-Based Asset Servicing and
Securitization LLC
Series 2006-MH1, Class B1
6.250%, 10/25/2036 (C)	2,560,000	2,581,380
Cronos Containers Program I, Ltd.
Series 2013-1A, Class A
3.080%, 04/18/2028 (C)	825,000	811,114
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B
4.687%, 02/25/2035	84,969	84,548
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (C)	545,225	545,301
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (C)	163,763	159,567
Series 2017-1A, Class A2II
4.030%, 11/20/2047 (C)	188,575	185,183
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	1,600,000	1,565,356
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (C)	613,800	603,666
Series 2017-1A, Class A2II
3.082%, 07/25/2047 (C)	990,000	956,182
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (C)	695,338	714,126
Equity One ABS, Inc.
Series 2004-1, Class M2
5.615%, 04/25/2034	98,102	96,226
Series 2004-1, Class M3
5.760%, 04/25/2034	261,087	249,763
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (C)	675,000	670,143
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I
3.857%, 04/30/2047 (C)	197,500	196,732
Ford Credit Auto Owner Trust
Series 2016-C, Class A4
1.400%, 02/15/2022	563,000	548,519
Series 2017-B, Class A4
1.870%, 09/15/2022	172,000	167,316
Series 2017-C, Class A4
2.160%, 03/15/2023	410,000	399,553
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	685,000	671,750
FRS I LLC
Series 2013-1A, Class B
3.960%, 04/15/2043 (C)	897,117	892,894
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (C)	605,000	597,277
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.511%, 08/25/2044 (B)	1,352,000	1,328,827
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (C)	710,000	700,520

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSRPM Mortgage Loan Trust
Series 2006-1, Class A1 (1 month
LIBOR + 0.300%)
2.365%, 03/25/2035 (B)(C)	$409,750	$407,095
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (C)	381,152	373,917
Series 2018-AA, Class A
3.540%, 02/25/2032 (C)	171,000	170,922
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4
1.360%, 01/18/2023	405,000	396,465
Series 2017-2, Class A4
1.870%, 09/15/2023	185,000	180,302
Series 2017-3, Class A4
1.980%, 11/20/2023	225,000	219,469
Series 2018-2, Class A3
3.010%, 05/18/2022	336,000	335,649
Series 2018-3, Class A3
2.950%, 08/22/2022	260,000	259,187
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	830,000	817,889
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (C)	495,000	493,213
InSite Issuer LLC
Series 2016-1A, Class A
2.883%, 11/15/2046 (C)	750,000	706,855
Series 2016-1A, Class B
4.557%, 11/15/2046 (C)	500,000	483,215
John Deere Owner Trust
Series 2018-A, Class A3
2.660%, 04/18/2022	235,000	233,269
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.577%, 10/27/2042 (B)	254,370	249,366
Long Beach Mortgage Loan Trust
Series 2004-1, Class M3 (1 month
LIBOR + 1.050%)
3.115%, 02/25/2034 (B)	72,552	71,993
Mill City Mortgage Loan Trust
Series 2018-3, Class A1
3.500%, 08/25/2058 (C)(J)	262,000	259,433
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (C)	522,000	513,253
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (C)	90,821	88,750
Series 2015-1A, Class A
2.520%, 12/20/2032 (C)	56,646	55,455
Series 2018-1A, Class A
3.450%, 01/21/2036 (C)	513,321	511,572
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.760%, 08/23/2036 (B)(C)	305,000	301,381
New Residential Mortgage LLC
Series 2018-FNT1, Class A
3.610%, 05/25/2023 (C)	407,051	405,025
Series 2018-FNT2, Class A
3.790%, 07/25/2054 (C)	250,341	250,175
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2
2.540%, 04/18/2022 (C)	498,000	492,813
Series 2018-1A, Class A2
3.220%, 02/15/2023 (C)	175,000	173,901
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4
1.540%, 10/17/2022	150,000	146,671
Series 2017-B, Class A4
1.950%, 10/16/2023	500,000	486,842
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (C)	145,899	145,110
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (C)	273,664	272,001
Option One Mortgage Loan Trust
Series 2004-1, Class M1 (1 month
LIBOR + 0.900%)
2.965%, 01/25/2034 (B)	334,635	332,260
PFS Financing Corp.
Series 2018-B, Class A
2.890%, 02/15/2023 (C)	485,000	479,614
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4
4.934%, 08/25/2035	280,898	285,727
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023	265,000	263,556
Series 2018-3, Class C
3.510%, 08/15/2023	620,000	618,297
Sierra Timeshare Receivables
Funding LLC
Series 2018-2A, Class A
0.010%, 06/20/2035 (C)	264,875	263,947
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month
LIBOR + 0.290%)
2.624%, 06/15/2039 (B)	175,894	171,608
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (C)	256,432	252,941
Sonic Capital LLC
Series 2016-1A, Class A2
4.472%, 05/20/2046 (C)	98,714	98,413
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
2.529%, 10/28/2037 (B)(C)	1,231,983	1,217,945
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (C)	615,625	615,600
Series 2016-1A, Class A2II
4.377%, 05/25/2046 (C)	689,500	696,361
TAL Advantage V LLC
Series 2014-1A, Class A
3.510%, 02/22/2039 (C)	484,792	478,524
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A
4.110%, 07/20/2043 (C)	330,980	328,117
Towd Point Mortgage Trust
Series 2015-1, Class A5
3.691%, 10/25/2053 (C)(J)	170,000	170,751
Series 2015-2, Class 1M2
3.633%, 11/25/2060 (C)(J)	310,000	310,749
Series 2015-6, Class M2
3.750%, 04/25/2055 (C)(J)	1,000,000	980,875

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-5, Class A1
2.500%, 10/25/2056 (C)(J)	$362,056	$351,857
Series 2017-1, Class A1
2.750%, 10/25/2056 (C)(J)	198,283	194,160
Series 2017-2, Class A1
2.750%, 04/25/2057 (C)(J)	152,524	149,683
Series 2018-1, Class A1
3.000%, 01/25/2058 (C)(J)	269,612	264,543
Series 2018-3, Class A1
3.750%, 05/25/2058 (C)(J)	390,328	390,470
Series 2018-4, Class A1
3.000%, 06/25/2058 (C)(J)	610,565	592,402
Series 2018-5, Class A1A
3.250%, 08/25/2058 (C)(J)	169,000	166,773
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4
1.980%, 12/15/2022	455,000	444,783
Series 2018-A, Class A3
2.360%, 05/16/2022	450,000	444,965
Series 2018-C, Class A3
3.020%, 12/15/2022	690,000	688,527
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (C)	318,250	314,504
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2
4.072%, 02/16/2043 (C)	268,425	268,608
VB-S1 Issuer LLC
Series 2016-1A, Class D
4.459%, 06/15/2046 (C)	500,000	495,118
Series 2016-1A, Class F
6.901%, 06/15/2046 (C)	250,000	258,127
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (C)	1,178,220	1,172,675
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (C)	630,000	624,347
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (C)	380,698	367,444
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
2.575%, 04/25/2040 (B)(C)	91,072	87,096
Wendy’s Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (C)	582,000	582,227
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (C)	246,427	245,688
Series 2014-1A, Class B
3.250%, 12/20/2026 (C)	159,074	158,832
Series 2015-2A, Class B
4.000%, 07/20/2028 (C)	296,360	295,653
Series 2016-1A, Class A
3.500%, 12/20/2028 (C)	179,993	179,124
Series 2017-1A, Class A
3.050%, 12/20/2030 (C)	286,529	283,870
World Omni Auto Receivables Trust
Series 2017-B, Class A3
1.950%, 02/15/2023	215,000	210,710
Series 2018-A, Class A3
2.500%, 04/17/2023	585,000	577,506
World Omni Automobile Lease
Securitization Trust
Series 2018-B, Class A3
3.190%, 12/15/2021	480,000	479,962
TOTAL ASSET BACKED SECURITIES
(Cost $78,502,303)		$80,198,286

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc.,
6.250% (C)	2,216	199,440
Financials – 0.1%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.099% (B)	12,857	338,139
Regions Financial Corp., 6.375%	4,358	109,865
Wells Fargo & Company, Series L,
7.500%	55	70,998
		519,002
Utilities – 0.1%
Dominion Energy, Inc., 6.750%	7,495	354,514
DTE Energy Company, 6.500%	3,610	186,709
		541,223
TOTAL PREFERRED SECURITIES (Cost $1,284,289)		$1,259,665

SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust,
2.1505% (K)(L)	569,906	5,701,684
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,702,303)		$5,701,684

SHORT-TERM INVESTMENTS – 10.5%
U.S. Government Agency – 0.8%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	458,000	458,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	5,088,000	5,088,000
		5,546,000
Money market funds – 9.6%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.9720% (K)	67,279,620	67,279,620
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $503,091 on
10-1-18, collateralized by $518,300
U.S. Treasury Inflation Indexed Notes,
0.750% due 7-15-28 (valued at
$513,171, including interest)	$503,000	503,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $318,028 on 10-1-18,
collateralized by $330,000
U.S. Treasury Notes, 2.750% due
2-15-24 (valued at $327,493,
including interest)	$318,000	$318,000
		821,000
TOTAL SHORT-TERM INVESTMENTS (Cost $73,646,620)		$73,646,620
Total Investments (Active Bond Trust)
(Cost $768,487,143) – 108.5%		$762,544,461
Other assets and liabilities, net – (8.5%)		(59,445,303)
TOTAL NET ASSETS – 100.0%		$703,099,158

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,225,121 or 18.2% of the fund’s net assets as of 9-30-18.
(D)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $5,570,094.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 9-30-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	62,606,206	$1,478,132,532
TOTAL INVESTMENT COMPANIES
(Cost $1,052,499,422)		$1,478,132,532
Total Investments (American Asset
Allocation Trust) (Cost $1,052,499,422) - 100.0%		$1,478,132,532
Other assets and liabilities, net - (0.0%)		(104,091)
TOTAL NET ASSETS - 100.0%		$1,478,028,441

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,328,357	$222,122,496
TOTAL INVESTMENT COMPANIES
(Cost $194,717,232)		$222,122,496
Total Investments (American Global Growth
Trust) (Cost $194,717,232) - 100.0%		$222,122,496
Other assets and liabilities, net - (0.0%)		(39,793)
TOTAL NET ASSETS - 100.0%		$222,082,703

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	11,176,882	$914,492,449
TOTAL INVESTMENT COMPANIES
(Cost $745,780,381)		$914,492,449
Total Investments (American Growth Trust)
(Cost $745,780,381) - 100.0%		$914,492,449
Other assets and liabilities, net - (0.0%)		(69,436)
TOTAL NET ASSETS - 100.0%		$914,423,013

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	20,283,282	$1,063,655,295
TOTAL INVESTMENT COMPANIES
(Cost $886,436,984)		$1,063,655,295
Total Investments (American
Growth-Income Trust) (Cost $886,436,984) - 100.0%		$1,063,655,295
Other assets and liabilities, net - (0.0%)		(81,752)
TOTAL NET ASSETS - 100.0%		$1,063,573,543

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	25,699,928	$520,937,533
TOTAL INVESTMENT COMPANIES
(Cost $465,190,496)		$520,937,533
Total Investments (American International
Trust) (Cost $465,190,496) - 100.0%		$520,937,533
Other assets and liabilities, net - (0.0%)		(52,546)
TOTAL NET ASSETS - 100.0%		$520,884,987

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.2%
Communication services – 13.7%
Entertainment – 2.5%
Activision Blizzard, Inc.	128,595	$10,697,818
Electronic Arts, Inc. (A)	128,107	15,435,612
Netflix, Inc. (A)	83,338	31,179,246
		57,312,676
Interactive media and services – 11.1%
Alphabet, Inc., Class A (A)	32,941	39,762,422
Alphabet, Inc., Class C (A)	76,372	91,147,691
Facebook, Inc., Class A (A)	542,891	89,283,854
Tencent Holdings, Ltd.	741,700	30,284,225
		250,478,192
Media – 0.1%
Comcast Corp., Class A	52,606	1,862,778
		309,653,646
Consumer discretionary – 22.9%
Auto components – 0.4%
Aptiv PLC	102,793	8,624,333
Automobiles – 0.7%
Ferrari NV (B)	14,593	1,997,927
Tesla, Inc. (A)(B)	52,682	13,948,613
		15,946,540
Hotels, restaurants and leisure – 2.5%
Hilton Worldwide Holdings, Inc.	83,478	6,743,353
Las Vegas Sands Corp.	42,223	2,505,091
Marriott International, Inc., Class A	129,154	17,052,203
McDonald’s Corp.	10,745	1,797,531
Norwegian Cruise Line
Holdings, Ltd. (A)	42,046	2,414,702
Restaurant Brands International, Inc.	54,263	3,216,711
Royal Caribbean Cruises, Ltd.	83,000	10,785,020
Wynn Resorts, Ltd.	28,683	3,644,462
Yum! Brands, Inc.	99,511	9,046,545
		57,205,618
Internet and direct marketing retail – 16.6%
Alibaba Group Holding, Ltd., ADR (A)	350,397	57,731,410
Amazon.com, Inc. (A)	122,372	245,111,116
Booking Holdings, Inc. (A)	35,716	70,860,544
Ctrip.com International, Ltd., ADR (A)	3,240	120,431
		373,823,501
Leisure products – 0.2%
Polaris Industries, Inc.	42,812	4,321,871
Multiline retail – 0.7%
Dollar General Corp.	143,835	15,721,166
Specialty retail – 1.7%
Dick’s Sporting Goods, Inc.	67,492	2,394,616
Lowe’s Companies, Inc.	65,733	7,547,463
O’Reilly Automotive, Inc. (A)	8,515	2,957,430
Ross Stores, Inc.	176,798	17,520,682
The Home Depot, Inc.	40,384	8,365,546
Ulta Beauty, Inc. (A)	1,700	479,604
		39,265,341
Textiles, apparel and luxury goods – 0.1%
Tapestry, Inc.	54,752	2,752,383
		517,660,753
Consumer staples – 0.2%
Beverages – 0.2%
Constellation Brands, Inc., Class A	541	116,650
Monster Beverage Corp. (A)	66,215	3,859,010
		3,975,660
Tobacco – 0.0%
Philip Morris International, Inc.	2,400	195,696
		4,171,356
Financials – 6.9%
Banks – 0.9%
Bank of America Corp.	179,910	5,300,149
Citigroup, Inc.	5,600	401,744
JPMorgan Chase & Co.	129,737	14,639,523
		20,341,416
Capital markets – 4.8%
Ameriprise Financial, Inc.	2,051	302,851
CME Group, Inc.	20,111	3,423,093
Intercontinental Exchange, Inc.	196,419	14,709,819
Morgan Stanley	612,684	28,532,694
Northern Trust Corp.	8,251	842,675
Raymond James Financial, Inc.	30,087	2,769,508
S&P Global, Inc.	37,008	7,230,993
State Street Corp.	112,921	9,460,521
TD Ameritrade Holding Corp.	516,741	27,299,427
The Charles Schwab Corp.	263,827	12,967,097
		107,538,678
Insurance – 1.2%
American International Group, Inc.	75,100	3,998,324
Chubb, Ltd.	28,221	3,771,454
Marsh & McLennan Companies, Inc.	37,400	3,093,728
The Progressive Corp.	61,371	4,359,796
Willis Towers Watson PLC	83,618	11,785,121
		27,008,423
		154,888,517
Health care – 16.9%
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (A)	138,540	19,258,445
Biogen, Inc. (A)	392	138,498
Celgene Corp. (A)	2,967	265,517
Vertex Pharmaceuticals, Inc. (A)	173,766	33,491,659
		53,154,119
Health care equipment and supplies – 6.0%
Abbott Laboratories	52,489	3,850,593
Becton, Dickinson and Company	164,874	43,032,114
Danaher Corp.	163,997	17,819,914
Intuitive Surgical, Inc. (A)	61,369	35,225,806
Stryker Corp.	192,389	34,183,678
		134,112,105
Health care providers and services – 7.2%
Anthem, Inc.	111,965	30,684,008
Centene Corp. (A)	73,291	10,611,071
Cigna Corp.	167,527	34,887,498
HCA Healthcare, Inc.	19,900	2,768,488

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	34,237	$11,589,909
UnitedHealth Group, Inc.	255,029	67,847,915
WellCare Health Plans, Inc. (A)	14,258	4,569,546
		162,958,435
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	3,900	275,106
Illumina, Inc. (A)	972	356,782
Thermo Fisher Scientific, Inc.	84,183	20,547,387
		21,179,275
Pharmaceuticals – 0.4%
Allergan PLC	12,402	2,362,333
Merck & Company, Inc.	91,612	6,498,955
Zoetis, Inc.	10,400	952,224
		9,813,512
		381,217,446
Industrials – 10.5%
Aerospace and defense – 5.0%
General Dynamics Corp.	20,973	4,293,593
Harris Corp.	48,526	8,211,084
L3 Technologies, Inc.	4,600	978,052
Northrop Grumman Corp.	49,111	15,586,358
Raytheon Company	30,765	6,357,895
Textron, Inc.	23,158	1,655,102
The Boeing Company	198,590	73,855,621
United Technologies Corp.	6,211	868,360
		111,806,065
Air freight and logistics – 0.2%
FedEx Corp.	23,763	5,721,893
Airlines – 1.3%
Alaska Air Group, Inc.	47,608	3,278,287
American Airlines Group, Inc. (B)	306,051	12,649,088
Delta Air Lines, Inc.	138,814	8,027,614
United Continental Holdings, Inc. (A)	66,357	5,909,754
		29,864,743
Commercial services and supplies – 0.1%
Cintas Corp.	10,922	2,160,481
Industrial conglomerates – 1.5%
Honeywell International, Inc.	127,487	21,213,837
Roper Technologies, Inc.	43,975	13,025,835
		34,239,672
Machinery – 0.6%
Caterpillar, Inc.	21,931	3,344,258
Fortive Corp.	88,461	7,448,416
Stanley Black & Decker, Inc.	18,006	2,636,799
		13,429,473
Professional services – 0.2%
CoStar Group, Inc. (A)	8,558	3,601,549
IHS Markit, Ltd. (A)	5,447	293,920
		3,895,469
Road and rail – 1.3%
Canadian Pacific Railway, Ltd.	12,383	2,624,453
CSX Corp.	166,016	12,293,485
Kansas City Southern	10,473	1,186,381
Knight-Swift Transportation
Holdings, Inc.	92,638	3,194,158
Norfolk Southern Corp.	6,600	1,191,300
Union Pacific Corp.	53,087	8,644,156
		29,133,933
Trading companies and distributors – 0.3%
United Rentals, Inc. (A)	37,753	6,176,391
		236,428,120
Information technology – 26.8%
Communications equipment – 0.0%
Motorola Solutions, Inc.	6,100	793,854
Electronic equipment, instruments and components – 0.1%
Corning, Inc.	39,900	1,408,470
IT services – 10.3%
Fidelity National Information
Services, Inc.	82,800	9,030,996
Fiserv, Inc. (A)	184,916	15,233,380
FleetCor Technologies, Inc. (A)	23,254	5,298,191
Global Payments, Inc.	163,432	20,821,237
Mastercard, Inc., Class A	254,861	56,734,607
Okta, Inc. (A)	37,873	2,664,744
PayPal Holdings, Inc. (A)	399,031	35,050,883
Visa, Inc., Class A	517,272	77,637,354
Worldpay, Inc., Class A (A)	109,575	11,096,660
		233,568,052
Semiconductors and semiconductor equipment – 2.2%
ASML Holding NV (B)	2,300	432,446
Broadcom, Inc.	7,038	1,736,486
Lam Research Corp.	940	142,598
Maxim Integrated Products, Inc.	134,800	7,601,372
Microchip Technology, Inc. (B)	34,342	2,709,927
NVIDIA Corp.	71,931	20,214,050
Texas Instruments, Inc.	117,158	12,569,882
Xilinx, Inc.	43,723	3,505,273
		48,912,034
Software – 12.8%
Intuit, Inc.	127,375	28,965,075
Microsoft Corp.	1,125,365	128,707,995
New Relic, Inc. (A)	17,803	1,677,577
Nutanix, Inc., Class A (A)	121,153	5,175,656
Red Hat, Inc. (A)	102,104	13,914,733
RingCentral, Inc., Class A (A)	47,678	4,436,438
salesforce.com, Inc. (A)	313,621	49,875,148
ServiceNow, Inc. (A)	185,826	36,353,140
Splunk, Inc. (A)	7,500	906,825
VMware, Inc., Class A (A)	15,524	2,422,675
Workday, Inc., Class A (A)	89,475	13,061,561
Zscaler, Inc. (A)	74,930	3,055,645
		288,552,468
Technology hardware, storage and peripherals – 1.4%
Apple, Inc.	140,844	31,794,125
		605,029,003
Materials – 0.9%
Chemicals – 0.9%
Air Products & Chemicals, Inc.	6,800	1,135,940
DowDuPont, Inc.	99,668	6,409,649
The Sherwin-Williams Company	28,747	13,085,922
		20,631,511
Containers and packaging – 0.0%
Ball Corp.	15,069	662,885
		21,294,396
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
American Tower Corp.	12,515	1,818,430
Equinix, Inc.	6,646	2,876,987
		4,695,417

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc.	23,600	$3,955,360
Multi-utilities – 0.0%
Sempra Energy	6,831	777,026
		4,732,386
TOTAL COMMON STOCKS (Cost $1,341,204,956)		$2,239,771,040

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
2.1505% (C)(D)	3,056,099	30,575,050
TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,578,374)		$30,575,050

SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (C)	500,000	500,000
T. Rowe Price Government Money Fund,
2.0920% (C)	20,206,677	20,206,677
		20,706,677
TOTAL SHORT-TERM INVESTMENTS (Cost $20,706,677)		$20,706,677
Total Investments (Blue Chip Growth Trust)
(Cost $1,392,490,007) – 101.5%		$2,291,052,767
Other assets and liabilities, net – (1.5%)		(33,946,486)
TOTAL NET ASSETS – 100.0%		$2,257,106,281

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $29,915,220.
(C)	The rate shown is the annualized seven-day yield as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.9%
Communication services – 16.4%
Entertainment – 5.2%
Activision Blizzard, Inc.	177,282	$14,748,090
Netflix, Inc. (A)	90,775	33,961,651
		48,709,741
Interactive media and services – 11.2%
Alphabet, Inc., Class A (A)	21,519	25,975,155
Alphabet, Inc., Class C (A)	21,798	26,015,259
Facebook, Inc., Class A (A)	175,104	28,797,604
Tencent Holdings, Ltd.	599,300	24,469,915
		105,257,933
		153,967,674
Consumer discretionary – 20.1%
Automobiles – 1.5%
Tesla, Inc. (A)(B)	52,954	14,020,631
Hotels, restaurants and leisure – 3.5%
Chipotle Mexican Grill, Inc. (A)	13,116	5,961,484
Marriott International, Inc., Class A	128,637	16,983,943
McDonald’s Corp.	56,252	9,410,397
		32,355,824
Internet and direct marketing retail – 10.4%
Alibaba Group Holding, Ltd., ADR (A)	168,775	27,807,369
Amazon.com, Inc. (A)	29,189	58,465,569
Booking Holdings, Inc. (A)	4,909	9,739,456
Farfetch Ltd., Class A (A)	62,091	1,690,738
		97,703,132
Specialty retail – 2.0%
The Home Depot, Inc.	76,370	15,820,046
Tiffany & Company	21,191	2,733,003
		18,553,049
Textiles, apparel and luxury goods – 2.7%
Kering SA	20,490	10,989,915
NIKE, Inc., Class B	167,944	14,228,216
		25,218,131
		187,850,767
Consumer staples – 3.4%
Beverages – 0.2%
Monster Beverage Corp. (A)	29,092	1,695,482
Food and staples retailing – 1.8%
Costco Wholesale Corp.	74,594	17,520,639
Personal products – 1.4%
The Estee Lauder Companies, Inc.,
Class A	89,431	12,996,113
		32,212,234
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Concho Resources, Inc. (A)	70,783	10,812,103
Financials – 3.8%
Banks – 2.3%
JPMorgan Chase & Co.	144,729	16,331,220
The PNC Financial Services Group, Inc.	33,853	4,610,440
		20,941,660
Capital markets – 1.5%
S&P Global, Inc.	23,896	4,669,039
The Goldman Sachs Group, Inc.	43,274	9,703,762
		14,372,801
		35,314,461
Health care – 11.9%
Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (A)	88,548	12,309,057
BioMarin Pharmaceutical, Inc. (A)	91,282	8,851,616
Celgene Corp. (A)	97,778	8,750,153
Vertex Pharmaceuticals, Inc. (A)	59,423	11,453,189
		41,364,015
Health care equipment and supplies – 0.7%
Intuitive Surgical, Inc. (A)	11,264	6,465,536
Health care providers and services – 1.7%
UnitedHealth Group, Inc.	59,370	15,794,795
Life sciences tools and services – 1.9%
Illumina, Inc. (A)	48,623	17,847,558
Pharmaceuticals – 3.2%
AstraZeneca PLC, ADR (B)	402,134	15,912,442
Bristol-Myers Squibb Company	220,091	13,663,249
		29,575,691
		111,047,595

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 6.2%
Aerospace and defense – 4.1%
Safran SA	67,300	$9,423,616
The Boeing Company	79,139	29,431,794
		38,855,410
Machinery – 2.1%
Caterpillar, Inc.	73,263	11,171,875
Parker-Hannifin Corp.	45,871	8,437,053
		19,608,928
		58,464,338
Information technology – 35.5%
IT services – 11.4%
Adyen NV (A)(C)	8,631	7,060,759
FleetCor Technologies, Inc. (A)	60,995	13,897,101
Mastercard, Inc., Class A	164,886	36,705,272
PayPal Holdings, Inc. (A)	142,868	12,549,525
Square, Inc., Class A (A)(B)	61,105	6,050,006
Visa, Inc., Class A	206,302	30,963,867
		107,226,530
Semiconductors and semiconductor equipment – 5.2%
Broadcom, Inc.	43,580	10,752,493
NVIDIA Corp.	98,579	27,702,671
Texas Instruments, Inc.	93,824	10,066,377
		48,521,541
Software – 14.5%
Adobe Systems, Inc. (A)	97,210	26,241,840
Microsoft Corp.	395,394	45,221,212
Red Hat, Inc. (A)	90,149	12,285,506
salesforce.com, Inc. (A)	193,378	30,752,903
Splunk, Inc. (A)	84,207	10,181,468
Workday, Inc., Class A (A)	73,133	10,675,955
		135,358,884
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	183,297	41,377,465
		332,484,420
Materials – 1.0%
Chemicals – 1.0%
Albemarle Corp. (B)	92,807	9,260,282
Real estate – 0.4%
Equity real estate investment trusts – 0.4%
Crown Castle International Corp.	32,743	3,645,278
TOTAL COMMON STOCKS (Cost $639,548,935)		$935,059,152

SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust,
2.1505% (D)(E)	3,110,537	31,119,678
TOTAL SECURITIES LENDING COLLATERAL
(Cost $31,123,277)		$31,119,678
Total Investments (Capital Appreciation Trust)
(Cost $670,672,212) – 103.2%		$966,178,830
Other assets and liabilities, net – (3.2%)		(30,085,594)
TOTAL NET ASSETS – 100.0%		$936,093,236

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $30,458,960.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 65.3%
Communication services – 3.3%
Interactive media and services – 3.3%
Alphabet, Inc., Class A (A)	1,710	$2,064,107
Alphabet, Inc., Class C (A)	4,323	5,159,371
Facebook, Inc., Class A (A)	34,600	5,690,316
		12,913,794
Consumer discretionary – 8.7%
Auto components – 1.3%
Adient PLC (B)	2,804	110,225
Lear Corp.	14,100	2,044,500
Magna International, Inc.	55,424	2,911,423
		5,066,148
Hotels, restaurants and leisure – 3.8%
Aramark	148,293	6,379,565
McDonald’s Corp.	26,639	4,456,438
Yum! Brands, Inc.	45,523	4,138,496
		14,974,499
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (A)	4,849	9,712,547
Booking Holdings, Inc. (A)	2,300	4,563,200
		14,275,747
		34,316,394
Consumer staples – 1.0%
Beverages – 0.5%
Keurig Dr. Pepper, Inc.	81,529	1,889,027
Food products – 0.1%
The Kraft Heinz Company	8,405	463,200
Tobacco – 0.4%
Philip Morris International, Inc.	22,047	1,797,712
		4,149,939
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Canadian Natural Resources, Ltd.	47,500	1,551,350
Enterprise Products Partners LP	95,393	2,740,641
TOTAL SA	13,457	874,984
		5,166,975
Financials – 7.6%
Banks – 2.3%
The PNC Financial Services Group, Inc.	67,705	9,220,744
Capital markets – 2.1%
Intercontinental Exchange, Inc.	29,361	2,198,845
State Street Corp.	72,950	6,111,751
		8,310,596
Insurance – 3.2%
Marsh & McLennan Companies, Inc.	151,593	12,539,773
		30,071,113
Health care – 13.2%
Biotechnology – 0.2%
Biogen, Inc. (A)	2,013	711,213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 5.7%
Abbott Laboratories	81,894	$6,007,744
Becton, Dickinson and Company	30,660	8,002,260
Danaher Corp.	79,978	8,690,409
		22,700,413
Health care providers and services – 1.8%
Anthem, Inc.	9,422	2,582,099
UnitedHealth Group, Inc. (C)	17,400	4,629,096
		7,211,195
Life sciences tools and services – 5.5%
PerkinElmer, Inc.	146,893	14,288,282
Thermo Fisher Scientific, Inc. (C)	29,984	7,318,495
		21,606,777
		52,229,598
Industrials – 4.6%
Commercial services and supplies – 1.9%
Republic Services, Inc.	38,590	2,803,949
Waste Connections, Inc.	58,384	4,657,292
		7,461,241
Industrial conglomerates – 0.6%
Roper Technologies, Inc.	7,383	2,186,918
Machinery – 1.8%
Fortive Corp.	85,485	7,197,837
Professional services – 0.3%
Equifax, Inc.	10,511	1,372,421
		18,218,417
Information technology – 16.5%
Electronic equipment, instruments and components – 1.2%
TE Connectivity, Ltd.	52,391	4,606,736
IT services – 8.1%
Adyen NV (A)(D)	4	3,272
Fidelity National Information
Services, Inc.	86,025	9,382,747
Fiserv, Inc. (A)	121,340	9,995,989
Mastercard, Inc., Class A (C)	7,537	1,677,812
Visa, Inc., Class A	72,573	10,892,482
		31,952,302
Semiconductors and semiconductor equipment – 2.2%
Maxim Integrated Products, Inc.	72,363	4,080,550
Texas Instruments, Inc. (C)	44,635	4,788,889
		8,869,439
Software – 4.5%
Intuit, Inc. (C)	20,575	4,678,755
Microsoft Corp.	116,500	13,324,105
		18,002,860
Technology hardware, storage and peripherals – 0.5%
Apple, Inc.	9,300	2,099,382
		65,530,719
Materials – 0.2%
Chemicals – 0.2%
The Sherwin-Williams Company	2,209	1,005,559
Real estate – 1.2%
Equity real estate investment trusts – 1.2%
American Tower Corp.	33,243	4,830,208
Utilities – 7.7%
Electric utilities – 4.0%
American Electric Power Company, Inc.	63,200	4,479,616
Duke Energy Corp.	14,206	1,136,764
Eversource Energy	46,965	2,885,530
NextEra Energy, Inc.	14,056	2,355,786
PG&E Corp. (A)	6,327	291,105
Xcel Energy, Inc.	97,980	4,625,636
		15,774,437
Multi-utilities – 3.7%
CMS Energy Corp.	54,734	2,681,966
DTE Energy Company	59,325	6,474,137
NiSource, Inc.	217,445	5,418,729
		14,574,832
		30,349,269
TOTAL COMMON STOCKS (Cost $209,798,000)		$258,781,985

PREFERRED SECURITIES – 4.6%
Financials – 1.8%
Banks – 1.5%
U.S. Bancorp, 5.500%	19,000	477,470
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	14,000	381,220
Wells Fargo & Company, Series L,
7.500%	3,902	5,037,014
		5,895,704
Capital markets – 0.3%
JPMorgan Chase & Co., 5.750%	25,000	632,750
State Street Corp., 6.000%	2,346	59,964
The Charles Schwab Corp., 5.950%	1,000	25,480
The Charles Schwab Corp., 6.000%	15,000	385,200
		1,103,394
		6,999,098
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company,
6.125%	63,709	4,164,020
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	1,082	1,167,272
Utilities – 1.5%
Electric utilities – 1.0%
Alabama Power Company, 5.000% (B)	10,000	249,100
Duke Energy Corp., 5.625%	40,000	1,000,400
NextEra Energy, Inc., 6.123%	7,851	447,114
SCE Trust II, 5.100%	1,920	42,547
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	20,615	519,704
SCE Trust IV (5.375% to 9-15-25, then
3 month LIBOR + 3.132%)	30,000	731,100
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%)	8,000	197,520
SCE Trust VI, 5.000%	25,000	540,000
		3,727,485
Multi-utilities – 0.5%
CMS Energy Corp., 5.875%	50,000	1,245,000
DTE Energy Company, 5.250%	35,000	829,500
		2,074,500
		5,801,985
TOTAL PREFERRED SECURITIES (Cost $17,116,182)		$18,132,375

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 4.1%
U.S. Government – 4.1%
U.S. Treasury Note
2.250%, 11/15/2027	$17,275,000	$16,171,020
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $16,905,029)		$16,171,020

CORPORATE BONDS - 18.0%
Communication services - 3.7%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	1,095,000	1,029,191
5.125%, 05/01/2027 (D)	1,101,000	1,043,869
5.250%, 03/15/2021 to 09/30/2022	800,000	808,757
5.750%, 09/01/2023 to 01/15/2024	677,000	687,997
Charter Communications Operating LLC
3.579%, 07/23/2020	150,000	150,090
Level 3 Financing, Inc.
5.375%, 08/15/2022	400,000	404,000
5.625%, 02/01/2023	350,000	353,973
Netflix, Inc.
4.875%, 04/15/2028 (D)	3,425,000	3,219,500
5.875%, 02/15/2025	755,000	780,481
5.875%, 11/15/2028 (D)	3,175,000	3,172,841
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	275,000	285,368
Unitymedia GmbH
6.125%, 01/15/2025 (D)	775,000	813,750
Verizon Communications, Inc.
3.125%, 03/16/2022	475,000	470,322
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (B)(E)	475,000	485,025
Zayo Group LLC
5.750%, 01/15/2027 (D)	1,005,000	1,007,010
		14,712,174
Consumer discretionary - 2.6%
Amazon.com, Inc.
2.600%, 12/05/2019	465,000	463,640
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,646
2.500%, 04/15/2021	155,000	150,971
Cedar Fair LP
5.375%, 06/01/2024 to 04/15/2027	875,000	861,648
Dollar Tree, Inc. (3 month LIBOR +
0.700%)
3.055%, 04/17/2020 (E)	135,000	135,205
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	100,000	96,780
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,578,373
5.000%, 06/01/2024 (D)	432,000	428,492
5.250%, 06/01/2026 (D)	530,000	529,073
McDonald’s Corp.
2.100%, 12/07/2018	45,000	44,971
Netflix, Inc.
4.375%, 11/15/2026 (B)	1,835,000	1,723,946
Tesla, Inc.
5.300%, 08/15/2025 (B)(D)	1,448,000	1,219,940
Yum! Brands, Inc.
3.750%, 11/01/2021	1,300,000	1,282,125
3.875%, 11/01/2020 to 11/01/2023	1,280,000	1,256,275
5.300%, 09/15/2019	180,000	182,421
5.350%, 11/01/2043	215,000	184,900
6.875%, 11/15/2037	260,000	263,575
		10,451,981
Consumer staples - 1.4%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	155,000	152,777
3.300%, 02/01/2023	200,000	197,448
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
3.623%, 02/01/2021 (E)	360,000	369,483
Aramark Services, Inc.
5.000%, 04/01/2025 to 02/01/2028 (D)	885,000	882,738
B&G Foods, Inc.
4.625%, 06/01/2021	300,000	299,625
Nestle Holdings, Inc.
3.100%, 09/24/2021 (D)	1,420,000	1,418,904
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	374,835
2.625%, 02/18/2022	470,000	457,342
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	255,000	255,837
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	440,000	439,764
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	178,500
6.625%, 11/15/2022	315,000	322,875
The Kroger Company
2.000%, 01/15/2019	105,000	104,766
Unilever Capital Corp.
3.000%, 03/07/2022	225,000	222,745
		5,677,639
Energy - 0.3%
EQT Corp.
8.125%, 06/01/2019	208,000	214,760
NGL Energy Partners LP
5.125%, 07/15/2019	95,000	95,475
NuStar Logistics LP
4.800%, 09/01/2020	175,000	176,750
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.806%, 05/11/2020 (E)	810,000	815,260
		1,302,245
Financials - 3.3%
Financial & Risk US Holdings, Inc.
6.250%, 05/15/2026 (D)	265,000	264,834
8.250%, 11/15/2026 (D)	690,000	685,819
KFW
2.875%, 04/03/2028	8,815,000	8,602,030
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	138,135
2.750%, 01/30/2022	190,000	184,748
3.300%, 03/14/2023	65,000	63,705
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	435,000	442,830
State Street Corp. (5.625% to 12-15-23,
then 3 month LIBOR + 2.539%)
12/15/2023 (F)	895,000	899,475
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	375,000	359,531

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	$450,000	$459,000
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	525,000	523,031
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	350,000	349,125
		12,972,263
Health care - 1.5%
Becton, Dickinson and Company
2.675%, 12/15/2019	266,000	264,494
3.363%, 06/06/2024	620,000	598,848
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	400,000	402,219
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	90,000	90,081
4.272%, 08/28/2023 (D)	170,000	170,465
4.900%, 08/28/2028 (D)	170,000	172,509
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	75,000	78,195
HCA, Inc.
4.250%, 10/15/2019	485,000	488,638
6.500%, 02/15/2020	1,890,000	1,962,293
Hologic, Inc.
4.375%, 10/15/2025 (D)	487,000	463,868
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	472,804
Medtronic, Inc.
2.500%, 03/15/2020	275,000	273,160
Teleflex, Inc.
4.625%, 11/15/2027	290,000	275,500
4.875%, 06/01/2026	321,000	317,790
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	60,000	60,300
		6,091,164
Industrials - 1.1%
3M Company
3.000%, 09/14/2021	245,000	244,565
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	225,000	223,431
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	106,632	110,833
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	188,477	189,419
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	63,683	66,192
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	61,127	61,433
Fortive Corp.
1.800%, 06/15/2019	5,000	4,952
Lennox International, Inc.
3.000%, 11/15/2023	90,000	85,684
Northrop Grumman Corp.
2.550%, 10/15/2022	630,000	606,922
Roper Technologies, Inc.
3.650%, 09/15/2023	420,000	417,148
4.200%, 09/15/2028	350,000	348,057
Sensata Technologies BV
5.000%, 10/01/2025 (D)	325,000	324,584
5.625%, 11/01/2024 (D)	90,000	92,925
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (D)	200,000	210,500
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	268,528
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	139,762	149,014
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	17,141	17,484
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	56,065	58,969
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	185,919	184,636
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	59,389	60,725
Welbilt, Inc.
9.500%, 02/15/2024	342,000	373,635
Xylem, Inc.
3.250%, 11/01/2026	75,000	70,403
4.875%, 10/01/2021	60,000	62,046
		4,232,085
Information technology - 1.0%
Amphenol Corp.
2.200%, 04/01/2020	285,000	279,982
3.200%, 04/01/2024	140,000	134,256
Apple, Inc.
1.500%, 09/12/2019	1,160,000	1,147,376
Fiserv, Inc.
2.700%, 06/01/2020	580,000	574,875
3.800%, 10/01/2023	240,000	240,337
4.200%, 10/01/2028	240,000	240,351
Solera LLC
10.500%, 03/01/2024 (D)	1,100,000	1,205,380
		3,822,557
Materials - 0.8%
Ecolab, Inc.
2.000%, 01/14/2019	205,000	204,635
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	440,000	437,580
5.750%, 10/15/2020	1,807,386	1,811,904
6.875%, 02/15/2021	301,487	304,879
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
5.848%, 07/15/2021 (D)(E)	195,000	197,681
		2,956,679
Real estate - 0.8%
American Tower Corp.
3.300%, 02/15/2021	320,000	318,043
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	412,651
5.250%, 01/15/2023	1,475,000	1,545,798

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Communications Corp.
4.875%, 07/15/2022	$1,010,000	$1,019,696
		3,296,188
Utilities - 1.5%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	260,000	257,845
Dominion Energy, Inc.
2.962%, 07/01/2019	65,000	64,970
DTE Energy Company
3.700%, 08/01/2023	200,000	199,626
3.800%, 03/15/2027	700,000	683,816
Edison International
2.125%, 04/15/2020	475,000	465,718
Eversource Energy
2.750%, 03/15/2022	275,000	269,111
2.900%, 10/01/2024	175,000	166,085
3.300%, 01/15/2028	433,000	408,037
NiSource, Inc.
3.490%, 05/15/2027	1,010,000	957,394
4.375%, 05/15/2047	430,000	409,953
NiSource, Inc. (5.650% to 6-15-23, then
5 Year CMT + 2.843%)
06/15/2023 (D)(F)	575,000	569,250
NSTAR Electric Company
3.200%, 05/15/2027	360,000	344,552
The Southern Company
1.850%, 07/01/2019	230,000	228,269
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	120,235
3.500%, 03/15/2027	330,000	322,438
Xcel Energy, Inc.
4.000%, 06/15/2028	340,000	340,323
		5,807,622
TOTAL CORPORATE BONDS (Cost $72,507,425)		$71,322,597

TERM LOANS (G) – 2.7%
Communication services – 0.2%
Formula One Management, Ltd. (1
month LIBOR + 2.500%)
4.743%, 02/01/2024	425,000	421,460
Zayo Group LLC (1 month LIBOR +
2.250%)
4.493%, 01/19/2024	425,000	426,777
		848,237
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.000%)
4.243%, 01/26/2024	33,904	33,895
Energy – 0.1%
BCP Raptor LLC (1 month LIBOR +
4.250%)
6.481%, 06/24/2024	618,493	608,443
Financials – 1.6%
Financial & Risk US Holdings, Inc.
TBD 09/17/2025 (H)	1,390,000	1,386,330
HUB International, Ltd. (3 month
LIBOR + 3.000%)
5.336%, 04/25/2025	3,162,075	3,167,609
Trans Union LLC (1 month LIBOR +
1.750%)
3.993%, 08/09/2022	815,923	815,923
Trans Union LLC (1 month LIBOR +
2.000%)
4.243%, 06/19/2025	573,563	575,117
Vantiv LLC (1 month LIBOR + 1.500%)
3.635%, 01/16/2023	263,250	263,068
		6,208,047
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
4.993%, 03/01/2024	1,014,000	1,017,012
NVA Holdings, Inc. (1 month LIBOR +
2.750%)
4.993%, 02/02/2025	273,750	272,723
		1,289,735
Industrials – 0.2%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
6.078%, 10/16/2024	7,048	7,057
6.141%, 10/16/2024	77,332	77,429
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.993%, 03/03/2023	550,000	552,063
		636,549
Information technology – 0.2%
Cypress Intermediate Holdings III, Inc.
(1 month LIBOR + 3.000%)
5.250%, 04/27/2024	422,771	424,357
Kronos, Inc. (3 month LIBOR +
3.000%)
5.344%, 11/01/2023	293,625	294,984
		719,341
Materials – 0.1%
HB Fuller Company (1 month LIBOR +
2.000%)
4.166%, 10/20/2024	251,444	251,100
TOTAL TERM LOANS (Cost $10,590,883)		$10,595,347

ASSET BACKED SECURITIES - 0.4%
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (D)	514,800	506,301
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, 07/25/2048 (D)	488,775	485,701
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (D)	394,000	393,984
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (D)	330,503	318,010
TOTAL ASSET BACKED SECURITIES (Cost $1,714,895)		$1,703,996

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
2.1505% (I)(J)	120,241	1,202,961
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,203,057)		$1,202,961

SHORT-TERM INVESTMENTS – 6.1%
Money market funds – 5.6%
T. Rowe Price Government Money Fund,
2.0920% (I)	22,003,120	22,003,120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.5%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $2,021,177 on 10-1-18,
collateralized by $2,130,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $2,061,787,
including interest)	$2,021,000	$2,021,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,024,120)		$24,024,120
Total Investments (Capital Appreciation Value Trust)
(Cost $353,859,591) – 101.5%		$401,934,401
Other assets and liabilities, net – (1.5%)		(6,119,367)
TOTAL NET ASSETS – 100.0%		$395,815,034

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $1,176,776.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(I)	The rate shown is the annualized seven-day yield as of 9-30-18.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	65.00	Jan 2019	154	15,400	$36,449	$(136,588)
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	124	12,400	16,233	(83,516)
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	65	6,500	11,927	(43,779)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	6	600	40,231	(35,406)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	4	400	20,748	(23,604)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	2	200	10,739	(7,815)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,340.00	Jan 2020	3	300	24,291	(26,528)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,400.00	Jan 2020	3	300	19,021	(20,762)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,500.00	Jan 2020	3	300	12,471	(13,586)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	13	1,300	63,312	(76,712)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	8	800	38,176	(47,207)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	5	500	25,537	(16,437)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,000.00	Jan 2019	5	500	45,292	(70,311)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,300.00	Jan 2020	6	600	63,568	(120,391)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,500.00	Jan 2020	2	200	24,705	(28,352)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,600.00	Jan 2020	2	200	20,545	(23,732)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,700.00	Jan 2020	3	300	25,663	(29,742)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Credit Suisse Securities
(USA) LLC	American Tower Corp.	USD	155.00	Jan 2019	31	3,100	$11,354	$(4,884)
JPMorgan Clearing Corp.	American Tower Corp.	USD	155.00	Jan 2019	34	3,400	12,174	(5,357)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	34	3,400	17,476	(2,415)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	33	3,300	12,625	(987)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	34	3,400	31,792	(70,859)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	26	2,600	25,249	(36,700)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	34	3,400	21,556	(47,993)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	93	9,300	62,048	(273,761)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	2	200	28,423	(31,030)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	2	200	21,859	(19,280)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	4	400	28,086	(5,403)
Goldman Sachs &
Company	Duke Energy Corp.	USD	85.00	Jan 2020	36	3,600	8,532	(10,107)
Goldman Sachs &
Company	Duke Energy Corp.	USD	90.00	Jan 2020	37	3,700	4,329	(5,650)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	343	34,300	27,943	(16,835)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	63	6,300	68,247	(32,681)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	200.00	Jan 2019	20	2,000	12,836	(3,259)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	134	13,400	36,024	(13,397)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	57	5,700	51,562	(227,921)
Goldman Sachs &
Company	Intuit, Inc.	USD	260.00	Jan 2020	4	400	5,297	(6,300)
Goldman Sachs &
Company	Intuit, Inc.	USD	270.00	Jan 2020	4	400	4,324	(5,060)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	9	900	10,209	(40,265)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	29	2,900	37,299	(129,744)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	8	800	7,693	(32,072)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	29	2,900	31,292	(116,261)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	111	11,100	48,426	(174,207)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	43	4,300	19,542	(49,434)
RBC Capital Markets, LLC	Microsoft Corp.	USD	105.00	Jan 2019	51	5,100	16,779	(58,631)
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	195	19,500	57,652	(153,093)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	43	4,300	13,631	(33,759)
RBC Capital Markets, LLC	Microsoft Corp.	USD	110.00	Jan 2019	52	5,200	11,076	(40,825)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	125.00	Jan 2020	40	4,000	29,340	(33,400)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	130.00	Jan 2020	41	4,100	24,129	(27,470)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	135.00	Jan 2020	41	4,100	18,799	(21,833)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	55	5,500	22,061	(83)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	61	6,100	47,707	(1,647)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	64	6,400	$28,182	$(3,611)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	65	6,500	20,973	(1,684)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2020	8	800	5,806	(3,305)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	10	1,000	6,237	(4,025)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	10	1,000	4,833	(2,350)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	10	1,000	3,709	(1,285)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	10	1,000	2,728	(620)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	86	8,600	30,702	(1,104)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	8	800	4,176	(10)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	33	3,300	32,671	(65,595)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	34	3,400	23,229	(43,746)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	12	1,200	11,184	(17,780)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	33	3,300	18,604	(48,896)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	36	3,600	28,349	(33,518)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	93	9,300	45,759	(86,589)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	21	2,100	12,960	(96,228)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	21	2,100	9,578	(86,008)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	21	2,100	6,888	(75,574)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	58	5,800	22,693	(180,798)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	56	5,600	20,292	(148,287)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	85	8,500	36,266	(147,454)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	43	4,300	18,576	(56,608)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	38	3,800	17,746	(50,026)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	150.00	Jan 2019	137	13,700	72,054	(86,271)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(54,143)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,836	(45,640)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	54	5,400	37,267	(62,349)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	165.00	Jan 2020	20	2,000	13,364	(19,104)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	7	700	1,344	(1,147)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	85	8,500	14,911	(13,931)
							$1,992,767	$(3,974,757)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 56.4%
U.S. Government – 26.6%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$11,370,000	$9,915,656
2.750%, 08/15/2047 to 11/15/2047	22,218,000	20,328,686
2.875%, 11/15/2046	2,226,000	2,092,614
3.000%, 09/30/2025 to 08/15/2048	23,168,000	22,400,310
3.125%, 05/15/2048	6,592,000	6,501,103
U.S. Treasury Notes
1.500%, 08/15/2020 to 08/15/2026	10,387,000	9,866,145
1.625%, 07/31/2020	2,894,000	2,832,955
1.875%, 01/31/2022 to 09/30/2022	35,861,000	34,566,695
2.000%, 10/31/2021 to 10/31/2022	29,243,000	28,399,814
2.125%, 12/31/2022	84,000	81,280
2.375%, 01/31/2023	2,589,000	2,529,837
2.625%, 07/31/2020 to 06/30/2023	38,910,000	38,484,994
2.750%, 08/15/2021 to 08/31/2023	55,920,000	55,658,157
2.875%, 09/30/2023 to 08/15/2028	71,791,000	70,834,780
		304,493,026
U.S. Government Agency – 29.8%
Federal Home Loan Mortgage Corp.
2.806%, (12 month LIBOR +
1.640%), 01/01/2047 (A)	1,051,133	1,033,353
3.500%, 12/01/2045 to 03/01/2048	8,141,232	8,026,046
3.860%, (12 month LIBOR +
1.640%), 07/01/2048 (A)	616,574	621,859
4.000%, 04/01/2034 to 10/01/2048	23,936,426	24,223,308
4.500%, TBA (B)	10,600,000	10,939,985
4.500%, 06/01/2039 to 07/01/2039	118,619	122,947
5.000%, 06/01/2044 to 06/01/2048	1,169,733	1,246,681
Federal National Mortgage Association
2.680%, (12 month LIBOR +
1.610%), 05/01/2046 (A)	880,979	867,704
2.723%, 10/09/2019 (C)	2,895,000	2,815,322
2.946%, (12 month LIBOR +
1.599%), 08/01/2047 (A)	885,860	875,524
3.000%, 11/01/2046	1,734,512	1,679,174
3.135%, (12 month LIBOR +
1.620%), 03/01/2047 (A)	1,535,119	1,529,278
3.500%, TBA (B)	4,000,000	3,936,771
3.500%, 09/01/2033 to 02/01/2048	54,088,825	53,727,649
3.730%, (12 month LIBOR +
1.620%), 08/01/2048 (A)	1,199,507	1,211,929
3.750%, (12 month LIBOR +
1.620%), 07/01/2048 to
08/01/2048 (A)	1,723,976	1,742,400
4.000%, TBA (B)	9,300,000	9,390,981
4.000%, 02/01/2032 to 08/01/2048	64,116,942	65,143,865
4.500%, TBA (B)	14,000,000	14,443,022
4.500%, 05/01/2034 to 08/01/2048	28,037,501	28,986,538
5.000%, TBA (B)	5,800,000	6,086,544
5.000%, 07/01/2044 to 08/01/2056	9,668,749	10,233,320
Government National
Mortgage Association
3.500%, 05/20/2046 to 01/20/2048	10,991,189	10,944,888
4.000%, 03/20/2048 to 04/20/2048	2,432,583	2,478,186
4.500%, TBA (B)	8,200,000	8,462,550
4.500%, 06/20/2048 to 11/20/2048	12,877,902	13,328,724
5.000%, TBA (B)	6,300,000	6,571,397
5.000%, 12/20/2039 to 11/20/2048	49,225,599	51,514,940
		342,184,885
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $658,019,447)		$646,677,911

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Indonesia – 0.2%
Republic of Indonesia
2.950%, 01/11/2023	1,840,000	1,757,537
Japan – 0.1%
Japan Bank For International Cooperation
3.125%, 07/20/2021	618,000	615,905
Mexico – 0.1%
Government of Mexico
4.600%, 02/10/2048 (D)	1,264,000	1,188,160
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (E)	966,000	1,008,987
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
4.000%, 04/17/2025 (E)	420,000	420,140
5.000%, 04/17/2049 (E)	1,260,000	1,275,962
		1,696,102
South Korea – 0.3%
Export-Import Bank of Korea
2.500%, 11/01/2020	800,000	784,885
3.000%, 11/01/2022	1,344,000	1,308,891
Republic of Korea
3.500%, 09/20/2028	515,000	509,696
3.875%, 09/20/2048	415,000	411,115
		3,014,587
Uruguay – 0.0%
Republic of Uruguay
4.975%, 04/20/2055	560,000	560,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,921,773)		$9,841,278

CORPORATE BONDS – 23.1%
Communication services – 1.4%
21st Century Fox America, Inc.
4.950%, 10/15/2045	408,000	452,087
AT&T, Inc.
3.400%, 05/15/2025	848,000	806,982
4.750%, 05/15/2046	420,000	383,133
5.150%, 02/15/2050 (E)	944,000	892,013
5.250%, 03/01/2037	798,000	794,365
5.450%, 03/01/2047	1,164,000	1,163,034
Charter Communications Operating LLC
3.750%, 02/15/2028	468,000	430,770
4.200%, 03/15/2028	687,000	656,810
4.464%, 07/23/2022	410,000	416,793
5.375%, 04/01/2038 to 05/01/2047	574,000	549,011
5.750%, 04/01/2048	1,135,000	1,134,299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

 Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Emisiones SAU
5.213%, 03/08/2047	$365,000	$354,049
The Walt Disney Company
4.125%, 06/01/2044 (D)	591,000	586,008
Time Warner Cable LLC
6.550%, 05/01/2037	305,000	330,448
Verizon Communications, Inc.
4.125%, 08/15/2046	1,234,000	1,104,294
4.150%, 03/15/2024	423,000	430,846
4.272%, 01/15/2036	435,000	414,078
4.329%, 09/21/2028 (E)	1,133,000	1,139,466
4.400%, 11/01/2034	916,000	892,240
5.500%, 03/16/2047	618,000	673,654
Vodafone Group PLC
3.750%, 01/16/2024	1,495,000	1,477,877
Warner Media LLC
3.800%, 02/15/2027	615,000	587,936
4.850%, 07/15/2045	388,000	361,337
5.375%, 10/15/2041	338,000	335,602
		16,367,132
Consumer discretionary – 1.1%
Dollar General Corp.
4.125%, 05/01/2028	1,036,000	1,021,174
Ford Motor Company
5.291%, 12/08/2046	1,426,000	1,268,310
Ford Motor Credit Company LLC
3.813%, 10/12/2021	494,000	490,482
3.815%, 11/02/2027 (D)	1,115,000	996,894
4.140%, 02/15/2023	322,000	316,735
General Motors Company
5.150%, 04/01/2038	717,000	666,170
5.950%, 04/01/2049	506,000	501,859
General Motors Financial Company, Inc.
4.150%, 06/19/2023	422,000	420,693
GLP Capital LP
5.250%, 06/01/2025	365,000	370,771
5.300%, 01/15/2029	835,000	836,486
Lennar Corp.
4.750%, 11/29/2027	833,000	801,763
McDonald’s Corp.
4.450%, 09/01/2048	369,000	363,937
Starbucks Corp.
3.750%, 12/01/2047	367,000	318,915
3.800%, 08/15/2025	2,327,000	2,310,922
4.000%, 11/15/2028	1,396,000	1,391,322
Warner Media LLC
5.350%, 12/15/2043	212,000	208,788
		12,285,221
Consumer staples – 2.1%
Alimentation Couche-Tard, Inc.
4.500%, 07/26/2047 (E)	76,000	70,881
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	424,000	407,507
4.600%, 04/15/2048	339,000	327,847
BAT Capital Corp.
2.297%, 08/14/2020 (E)	645,000	632,060
2.764%, 08/15/2022 (E)	840,000	809,300
3.557%, 08/15/2027 (E)	635,000	591,014
4.390%, 08/15/2037 (E)	360,000	334,531
4.540%, 08/15/2047 (E)	451,000	412,685
Church & Dwight Company, Inc.
2.450%, 08/01/2022	325,000	311,726
3.150%, 08/01/2027	534,000	494,204
3.950%, 08/01/2047	160,000	143,936
Constellation Brands, Inc.
3.200%, 02/15/2023	1,499,000	1,451,796
3.600%, 02/15/2028	572,000	534,934
Costco Wholesale Corp.
2.750%, 05/18/2024	945,000	914,202
3.000%, 05/18/2027	1,442,000	1,370,877
Danone SA
2.947%, 11/02/2026 (E)	680,000	624,096
General Mills, Inc.
4.550%, 04/17/2038	585,000	560,096
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,276,000	1,265,109
4.375%, 06/01/2046	1,470,000	1,296,228
4.625%, 01/30/2029	1,641,000	1,637,276
Nestle Holdings, Inc.
3.100%, 09/24/2021 (E)	1,252,000	1,251,034
3.350%, 09/24/2023 (E)	1,696,000	1,692,000
3.500%, 09/24/2025 (E)	678,000	673,225
3.625%, 09/24/2028 (D)(E)	1,385,000	1,369,351
3.900%, 09/24/2038 (E)	483,000	472,195
4.000%, 09/24/2048 (E)	555,000	543,136
Reynolds American, Inc.
5.850%, 08/15/2045	843,000	915,531
Walmart, Inc.
3.400%, 06/26/2023	1,139,000	1,142,810
3.700%, 06/26/2028	1,524,000	1,524,982
		23,774,569
Energy – 2.8%
Anadarko Petroleum Corp.
3.450%, 07/15/2024 (D)	700,000	673,681
4.850%, 03/15/2021	478,000	491,158
Andeavor Logistics LP
3.500%, 12/01/2022	485,000	477,454
Apache Corp.
5.100%, 09/01/2040	178,000	175,820
5.250%, 02/01/2042	171,000	171,666
BP Capital Markets America, Inc.
3.796%, 09/21/2025	1,270,000	1,274,026
3.937%, 09/21/2028	850,000	854,919
Cimarex Energy Company
3.900%, 05/15/2027	415,000	396,000
4.375%, 06/01/2024	1,495,000	1,507,617
Devon Energy Corp.
5.000%, 06/15/2045	673,000	672,268
Ecopetrol SA
5.875%, 05/28/2045	295,000	291,755
Enbridge Energy Partners LP
7.375%, 10/15/2045	245,000	323,367
Enbridge, Inc.
2.900%, 07/15/2022	1,009,000	978,532
Encana Corp.
6.500%, 02/01/2038	670,000	784,339
6.625%, 08/15/2037	395,000	466,283
Energy Transfer Equity LP
5.500%, 06/01/2027	995,000	1,032,611
Energy Transfer Partners LP
6.000%, 06/15/2048	212,000	225,704
6.125%, 12/15/2045	802,000	854,252
6.500%, 02/01/2042	230,000	252,272
Hess Corp.
5.600%, 02/15/2041	175,000	177,019
5.800%, 04/01/2047	585,000	615,201
HollyFrontier Corp.
5.875%, 04/01/2026	554,000	590,306

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	$321,000	$323,443
5.000%, 03/01/2043	631,000	616,476
5.625%, 09/01/2041	170,000	177,459
Kinder Morgan, Inc.
5.000%, 02/15/2021 (E)	1,306,000	1,347,314
5.200%, 03/01/2048	210,000	213,856
5.550%, 06/01/2045	424,000	447,540
Marathon Petroleum Corp.
4.750%, 09/15/2044	462,000	445,954
Midamerican Energy Company
4.400%, 10/15/2044	212,000	216,871
MPLX LP
4.700%, 04/15/2048	708,000	661,984
5.200%, 03/01/2047	423,000	423,247
Northwest Pipeline LLC
4.000%, 04/01/2027 (E)	1,114,000	1,077,707
Petroleos Mexicanos
2.378%, 04/15/2025	962,500	937,547
2.460%, 12/15/2025	2,430,750	2,364,295
5.350%, 02/12/2028 (E)	790,000	744,575
6.350%, 02/12/2048 (E)	445,000	407,620
6.500%, 03/13/2027	750,000	766,125
6.750%, 09/21/2047	520,000	496,179
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (E)	1,625,000	1,573,937
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (E)	1,668,000	1,667,058
The Williams Companies, Inc.
3.750%, 06/15/2027	634,000	605,018
4.550%, 06/24/2024	525,000	533,237
5.400%, 03/04/2044	427,000	440,632
5.750%, 06/24/2044	558,000	596,346
Western Gas Partners LP
5.300%, 03/01/2048	827,000	756,853
5.500%, 08/15/2048	587,000	552,458
		31,679,981
Financials – 6.1%
American International Group, Inc.
4.200%, 04/01/2028	656,000	648,723
6.250%, 05/01/2036	375,000	430,092
Aon PLC
3.875%, 12/15/2025	717,000	709,845
Banco Santander SA
3.800%, 02/23/2028	400,000	363,238
4.250%, 04/11/2027	640,000	604,157
4.379%, 04/12/2028	1,000,000	945,365
Bank of America Corp.
3.248%, 10/21/2027	1,260,000	1,171,633
3.300%, 01/11/2023	1,169,000	1,151,431
4.000%, 04/01/2024	1,084,000	1,093,392
4.450%, 03/03/2026	678,000	678,462
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 07/21/2028	886,000	844,190
Bank of America Corp. (3.864% to
7-23-23, then 3 month LIBOR +
0.940%) 07/23/2024	2,540,000	2,539,318
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	921,000	898,013
Bank of Ireland Group PLC
4.500%, 11/25/2023 (E)	1,130,000	1,128,088
Banque Federative du Credit Mutuel SA
3.750%, 07/20/2023 (E)	1,910,000	1,898,197
BNP Paribas SA
3.500%, 03/01/2023 (E)	2,441,000	2,380,506
Brighthouse Financial, Inc.
3.700%, 06/22/2027	445,000	394,973
Capital One Financial Corp.
2.400%, 10/30/2020	860,000	841,963
3.200%, 01/30/2023	592,000	573,572
4.250%, 04/30/2025	1,494,000	1,487,243
Capital One NA
2.650%, 08/08/2022	481,000	462,218
Citigroup, Inc.
3.200%, 10/21/2026	420,000	392,057
4.450%, 09/29/2027	1,737,000	1,715,935
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	415,000	401,392
Citigroup, Inc. (3.878% to 1-24-38, then
3 month LIBOR + 1.168%)
01/24/2039	325,000	299,078
Citigroup, Inc. (4.044% to 6-1-23, then 3
month LIBOR + 1.023%) 06/01/2024	1,509,000	1,514,548
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029	413,000	405,092
Comerica, Inc.
3.700%, 07/31/2023	2,540,000	2,525,632
Danske Bank A/S
3.875%, 09/12/2023 (E)	980,000	960,813
4.000%, 06/12/2028 (E)	650,000	626,020
DNB Bank ASA
2.125%, 10/02/2020 (E)	1,075,000	1,046,910
Enel Finance International NV
4.250%, 09/14/2023 (E)	1,136,000	1,120,069
4.875%, 06/14/2029 (E)	937,000	907,333
Fifth Third Bank
3.950%, 07/28/2025	1,725,000	1,722,207
HSBC Holdings PLC
2.650%, 01/05/2022	528,000	512,317
HSBC Holdings PLC (4.292% to
9-12-25, then 3 month LIBOR +
1.348%) 4.292%, 09/12/2026	355,000	351,035
Intesa Sanpaolo SpA
3.875%, 07/14/2027 to 01/12/2028 (E)	3,480,000	2,960,851
4.375%, 01/12/2048 (E)	330,000	249,125
JPMorgan Chase & Co.
2.950%, 10/01/2026	1,963,000	1,822,787
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	2,073,000	2,075,006
JPMorgan Chase & Co. (3.559% to
4-23-23, then 3 month LIBOR +
0.730%) 04/23/2024	432,000	427,403
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	1,645,000	1,536,374
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	464,000	447,652
Lazard Group LLC
4.500%, 09/19/2028	1,010,000	992,308
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (E)	422,000	426,601
Lloyds Banking Group PLC
4.050%, 08/16/2023	1,641,000	1,628,557
4.344%, 01/09/2048	775,000	672,606

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (continued)
4.375%, 03/22/2028	$895,000	$872,542
MetLife, Inc.
4.600%, 05/13/2046	530,000	538,062
Mitsubishi UFJ Financial Group, Inc.
3.761%, 07/26/2023	1,855,000	1,845,108
Morgan Stanley
2.625%, 11/17/2021	1,159,000	1,126,768
2.750%, 05/19/2022	5,000	4,850
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	617,000	575,279
PNC Bank NA
4.050%, 07/26/2028	2,731,000	2,740,870
Prudential Financial, Inc.
4.600%, 05/15/2044	215,000	216,125
Temasek Financial I, Ltd.
3.625%, 08/01/2028 (E)	579,000	575,639
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	623,000	590,916
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029	1,285,000	1,265,633
The Goldman Sachs Group, Inc. (4.411%
to 4-23-38, then 3 month LIBOR +
1.430%) 04/23/2039	1,165,000	1,129,335
The Royal Bank of Scotland Group PLC
(4.892% to 5-18-28, then 3 month
LIBOR + 1.754%) 05/18/2029	840,000	834,241
The Royal Bank of Scotland Group PLC
(5.076% to 1-27-29, then 3 month
LIBOR + 1.905%) 01/27/2030	1,369,000	1,371,058
Torchmark Corp.
4.550%, 09/15/2028	1,275,000	1,280,508
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	2,085,000	2,015,133
Voya Financial, Inc.
3.125%, 07/15/2024	1,223,000	1,153,495
4.800%, 06/15/2046	200,000	198,100
Willis North America, Inc.
4.500%, 09/15/2028	1,323,000	1,321,892
XLIT, Ltd.
5.250%, 12/15/2043	416,000	447,409
5.500%, 03/31/2045	350,000	369,318
6.250%, 05/15/2027	520,000	589,474
		70,046,082
Health care – 2.8%
Abbott Laboratories
3.750%, 11/30/2026	1,373,000	1,368,669
4.900%, 11/30/2046	449,000	486,972
AbbVie, Inc.
2.500%, 05/14/2020	1,660,000	1,641,180
3.750%, 11/14/2023	925,000	920,303
4.250%, 11/14/2028	1,810,000	1,782,912
4.875%, 11/14/2048	977,000	961,373
Anthem, Inc.
2.950%, 12/01/2022	707,000	687,276
Becton, Dickinson and Company
2.404%, 06/05/2020	1,420,000	1,398,396
3.700%, 06/06/2027	935,000	893,888
3.734%, 12/15/2024	1,125,000	1,101,482
4.685%, 12/15/2044	1,023,000	1,007,096
Celgene Corp.
2.750%, 02/15/2023	1,517,000	1,454,022
2.875%, 02/19/2021	445,000	439,888
4.350%, 11/15/2047	270,000	241,326
4.550%, 02/20/2048	589,000	547,216
CVS Health Corp.
3.700%, 03/09/2023	2,123,000	2,113,504
4.000%, 12/05/2023	633,000	634,133
4.300%, 03/25/2028	1,920,000	1,901,052
4.780%, 03/25/2038	1,293,000	1,282,930
5.050%, 03/25/2048	875,000	893,940
GlaxoSmithKline Capital, Inc.
3.375%, 05/15/2023	2,134,000	2,124,564
Halfmoon Parent, Inc.
3.400%, 09/17/2021 (E)	958,000	954,388
3.750%, 07/15/2023 (E)	1,201,000	1,196,431
4.375%, 10/15/2028 (E)	568,000	566,027
4.800%, 08/15/2038 (E)	93,000	92,855
4.900%, 12/15/2048 (E)	409,000	408,484
Johnson & Johnson
3.400%, 01/15/2038	895,000	832,670
3.500%, 01/15/2048	505,000	461,790
Sanofi
3.375%, 06/19/2023 (D)	1,867,000	1,867,818
3.625%, 06/19/2028	2,072,000	2,053,339
		32,315,924
Industrials – 2.1%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	730,000	687,639
Air Lease Corp.
3.500%, 01/15/2022	926,000	919,104
3.625%, 04/01/2027 to 12/01/2027	2,250,000	2,073,052
4.625%, 10/01/2028	660,000	650,121
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	650,000	631,332
4.150%, 12/15/2048	768,000	758,081
Delta Air Lines, Inc.
3.800%, 04/19/2023	1,224,000	1,198,873
4.375%, 04/19/2028	790,000	762,749
ERAC USA Finance LLC
4.500%, 02/15/2045 (E)	205,000	192,625
FedEx Corp.
4.400%, 01/15/2047	278,000	265,095
4.550%, 04/01/2046	750,000	734,015
General Electric Company
4.500%, 03/11/2044	1,650,000	1,553,987
5.875%, 01/14/2038	823,000	917,562
Mexico City Airport Trust
5.500%, 07/31/2047 (E)	1,105,000	986,213
Northrop Grumman Corp.
2.080%, 10/15/2020	980,000	957,918
2.550%, 10/15/2022	1,376,000	1,325,594
2.930%, 01/15/2025	62,000	58,854
3.250%, 08/01/2023 to 01/15/2028	1,854,000	1,796,108
4.030%, 10/15/2047	399,000	373,440
Penske Truck Leasing Company LP
4.125%, 08/01/2023 (E)	1,056,000	1,054,063
The Boeing Company
3.550%, 03/01/2038	365,000	343,518
3.625%, 03/01/2048	116,000	106,637
United Technologies Corp.
3.650%, 08/16/2023	1,635,000	1,626,871
4.125%, 11/16/2028	1,649,000	1,637,905
4.450%, 11/16/2038	475,000	471,098
4.625%, 11/16/2048	261,000	261,017
Valmont Industries, Inc.
5.000%, 10/01/2044	425,000	386,307

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Valmont Industries, Inc. (continued)
5.250%, 10/01/2054	$402,000	$347,815
Wabtec Corp.
4.150%, 03/15/2024	695,000	688,683
4.700%, 09/15/2028	925,000	907,432
		24,673,708
Information technology – 1.2%
Apple, Inc.
2.850%, 05/11/2024	834,000	809,751
3.200%, 05/11/2027	1,175,000	1,135,311
3.750%, 11/13/2047	147,000	137,840
4.250%, 02/09/2047	851,000	867,062
4.375%, 05/13/2045	435,000	451,608
Dell International LLC
8.350%, 07/15/2046 (E)	332,000	412,222
Fiserv, Inc.
3.800%, 10/01/2023	1,548,000	1,550,177
4.200%, 10/01/2028	1,400,000	1,402,048
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	857,000	879,504
Microsoft Corp.
2.000%, 08/08/2023	1,060,000	1,001,641
4.100%, 02/06/2037	700,000	720,866
4.250%, 02/06/2047	1,238,000	1,297,610
NXP BV
3.875%, 09/01/2022 (E)	832,000	823,680
4.625%, 06/01/2023 (E)	1,461,000	1,483,207
Oracle Corp.
2.625%, 02/15/2023	575,000	557,654
2.950%, 11/15/2024	313,000	302,196
3.800%, 11/15/2037	319,000	303,534
		14,135,911
Materials – 0.8%
Barrick North America Finance LLC
5.700%, 05/30/2041	517,000	566,420
CF Industries, Inc.
3.400%, 12/01/2021 (E)	1,297,000	1,277,334
4.500%, 12/01/2026 (E)	867,000	860,779
International Flavors & Fragrances, Inc.
5.000%, 09/26/2048	700,000	700,024
International Paper Company
5.150%, 05/15/2046	1,221,000	1,256,250
Southern Copper Corp.
5.875%, 04/23/2045	530,000	577,948
7.500%, 07/27/2035	160,000	197,600
Syngenta Finance NV
5.182%, 04/24/2028 (E)	380,000	363,377
5.676%, 04/24/2048 (E)	280,000	251,314
The Sherwin-Williams Company
2.750%, 06/01/2022	1,040,000	1,008,471
3.450%, 06/01/2027	444,000	422,279
Vale Overseas, Ltd.
6.250%, 08/10/2026	750,000	821,925
Vulcan Materials Company
4.500%, 06/15/2047	515,000	460,418
		8,764,139
Real estate – 1.0%
American Tower Corp.
3.600%, 01/15/2028	701,000	654,585
DDR Corp.
4.250%, 02/01/2026 (D)	176,000	171,803
4.625%, 07/15/2022	1,183,000	1,209,378
Mid-America Apartments LP
3.600%, 06/01/2027	421,000	400,916
3.750%, 06/15/2024	1,064,000	1,042,371
4.000%, 11/15/2025	550,000	541,090
4.300%, 10/15/2023	497,000	502,611
Public Storage
2.370%, 09/15/2022	1,157,000	1,111,280
3.094%, 09/15/2027	921,000	860,894
Regency Centers LP
3.600%, 02/01/2027	425,000	403,263
4.125%, 03/15/2028	531,000	521,528
Store Capital Corp.
4.500%, 03/15/2028	1,639,000	1,598,472
Tanger Properties LP
3.750%, 12/01/2024	527,000	504,201
3.875%, 12/01/2023	609,000	593,163
Washington Prime Group LP
5.950%, 08/15/2024 (D)	445,000	420,357
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,080,000	1,058,851
		11,594,763
Utilities – 1.7%
Alliant Energy Finance LLC
4.250%, 06/15/2028 (E)	1,131,000	1,122,289
American Transmission Systems, Inc.
5.000%, 09/01/2044 (E)	236,000	251,074
Appalachian Power Company
3.300%, 06/01/2027	530,000	506,458
Commonwealth Edison Company
4.350%, 11/15/2045	212,000	214,281
Dominion Energy, Inc.
1.600%, 08/15/2019	880,000	869,873
2.000%, 08/15/2021	615,000	587,626
4.250%, 06/01/2028	998,000	1,000,675
Duke Energy Corp.
1.800%, 09/01/2021	920,000	879,204
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,330,000	1,239,625
Electricite De France SA
4.500%, 09/21/2028 (E)	670,000	659,629
4.875%, 09/21/2038 (E)	695,000	677,157
5.000%, 09/21/2048 (E)	425,000	413,175
6.000%, 01/22/2114 (E)	271,000	264,218
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (E)	178,000	194,043
Indiana Michigan Power Company
4.550%, 03/15/2046	465,000	476,892
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,116,000	1,082,107
Mid-Atlantic Interstate
Transmission LLC
4.100%, 05/15/2028 (E)	836,000	827,971
Mississippi Power Company
3.950%, 03/30/2028	849,000	830,330
Pacific Gas & Electric Company
3.300%, 03/15/2027	422,000	388,033
3.950%, 12/01/2047	367,000	318,153
4.300%, 03/15/2045	203,000	185,418
6.050%, 03/01/2034	296,000	333,185
PPL Capital Funding, Inc.
3.100%, 05/15/2026	635,000	590,211
Sempra Energy
2.900%, 02/01/2023	450,000	434,249
4.000%, 02/01/2048	1,577,000	1,403,789
South Carolina Electric & Gas Company
4.250%, 08/15/2028	698,000	694,775

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
South Carolina Electric &
Gas Company (continued)
5.100%, 06/01/2065	$159,000	$158,967
Southern California Edison Company
3.700%, 08/01/2025	508,000	504,480
4.125%, 03/01/2048	1,568,000	1,496,244
Southwestern Electric Power Company
2.750%, 10/01/2026	217,000	198,369
3.850%, 02/01/2048	565,000	505,276
3.900%, 04/01/2045	314,000	284,390
		19,592,166
TOTAL CORPORATE BONDS
(Cost $269,993,988)		$265,229,596

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	750,000	1,058,520
Los Angeles Community College District (California)
6.750%, 08/01/2049	1,100,000	1,589,896
North Texas Tollway Authority
6.718%, 01/01/2049	1,026,000	1,442,002
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,501,000	1,555,441
State of California
7.600%, 11/01/2040	330,000	490,459
State of Illinois, GO
5.100%, 06/01/2033	210,000	201,548
The Ohio State University
4.800%, 06/01/2011	464,000	497,960
TOTAL MUNICIPAL BONDS (Cost $6,650,217)		$6,835,826

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.3%
Commercial and residential – 4.0%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB,
3.602%, 01/15/2051 (F)	360,000	358,314
Series 2018-B6, Class A4,
4.261%, 11/10/2051	1,093,000	1,132,467
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	301,620	293,720
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,138,000	1,085,160
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	508,000	499,532
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,197,000	1,174,084
Series 2018-CD7, Class A4,
4.279%, 08/15/2051	658,000	682,277
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	461,948	454,902
Series 2016-C4, Class A4,
3.283%, 05/10/2058	575,000	556,219
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	637,000	620,603
Series 2016-C7, Class A2,
3.585%, 12/10/2054	672,000	661,582
Series 2016-C7, Class A3,
3.839%, 12/10/2054	798,000	798,299
Series 2017-C8, Class A1,
1.965%, 06/15/2050	338,980	331,442
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	529,000	519,772
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class AS
3.457%, 04/10/2048	281,000	274,021
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	531,956	521,431
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	149,531	146,299
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	43,929	43,271
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	50,454	50,356
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	519,000	532,455
Series 2014-UBS4, Class AM,
3.968%, 08/10/2047	650,000	645,483
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	948,000	948,208
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	505,000	489,350
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class A3
4.228%, 05/10/2051	464,000	476,960
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2015-DC1, Class A5
3.350%, 02/10/2048	677,000	664,201
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	358,753
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	180,000	182,969
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	678,000	677,862
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,219,000	1,223,848
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	260,940
CSMC Trust
Series 2016-NXSR, Class A4
3.795%, 12/15/2049 (F)	1,431,000	1,423,658
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	298,000	289,156
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A (1 month
LIBOR + 0.080%),
1.977%, 10/25/2046 (A)	25	25
Series 2006-AR8, Class 1A1A (1
month LIBOR + 0.080%),
1.977%, 01/25/2047 (A)	49	954

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	$149,279	$148,943
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	117,240	117,166
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	447,000	452,553
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	594,000	587,531
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	508,000	477,121
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	762,000	736,990
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (E)	2,679,091	2,814,749
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	276,541	276,261
Series 2014-C23, Class A4,
3.670%, 09/15/2047	567,000	569,266
Series 2015-C28, Class A2,
2.773%, 10/15/2048	470,000	467,668
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,646,000	2,540,726
Series 2015-C28, Class A4,
3.227%, 10/15/2048	751,000	730,931
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.549%, 03/15/2050	1,441,000	1,432,789
Series 2017-JP6, Class ASB,
3.283%, 07/15/2050	563,000	551,704
JPMDB Commercial Mortgage
Securities Trust
Series 2017-C5, Class ASB,
3.492%, 03/15/2050	202,000	200,239
Series 2018-C8, Class ASB,
4.145%, 06/15/2051	561,000	575,851
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (E)	1,284,241	1,304,952
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	813,000	813,963
Series 2013-C13, Class A2,
2.665%, 01/15/2046	362,585	361,801
Series 2014-C20, Class A2,
2.872%, 07/15/2047	450,000	449,731
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	605,000	611,217
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	581,416	569,524
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	688,000	661,970
JPMorgan Mortgage Trust
Series 2016-5, Class A1,
2.600%, 12/25/2046 (E)(F)	2,535,200	2,496,338
Series 2017-5, Class A1,
3.173%, 10/26/2048 (E)(F)	819,778	811,723
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C25, Class A5,
3.635%, 10/15/2048	618,000	615,485
Series 2015-C27, Class A4,
3.753%, 12/15/2047	151,000	151,278
Series 2016-C28, Class A4,
3.544%, 01/15/2049	328,000	324,886
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	782,272	765,951
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	579,000	550,486
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	481,952	473,008
Series 2018-H3, Class A5,
4.177%, 07/15/2051	903,000	925,037
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	356,000	350,541
Series 2018-C, Class A4,
4.117%, 03/15/2051 (F)	931,000	946,805
Series 2018-C10, Class A4,
4.313%, 05/15/2051	404,000	417,244
Series 2018-C13, Class A4,
4.334%, 10/15/2051	691,000	713,444
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.525%, 05/10/2063	779,000	780,138
		46,154,583
U.S. Government Agency – 7.3%
Federal Home Loan Mortgage Corp.
Series 356, Class 300,
3.000%, 09/15/2047	1,009,910	967,649
Series 360, Class 300,
3.000%, 11/15/2047	2,365,539	2,277,973
Series 3838, Class QE,
3.500%, 01/15/2029	65,506	65,473
Series 4576, Class HN,
3.500%, 08/15/2041	2,099,934	2,094,044
Series 4640, Class LD,
4.000%, 09/15/2043	3,288,851	3,353,065
Series 4700, Class QJ,
4.000%, 07/15/2044	2,594,562	2,647,405
Series 4705, Class A,
4.500%, 09/15/2042	1,760,792	1,824,253
Series 4742, Class PA,
3.000%, 10/15/2047	7,886,658	7,613,833
Series 4763, Class CA,
3.000%, 09/15/2038	435,590	428,124
Series 4767 KA, Class KA,
3.000%, 03/15/2048	2,232,574	2,192,314
Series 4782, Class BA,
4.500%, 11/15/2044	2,714,739	2,802,218
Series 4786, Class DP,
4.500%, 07/15/2042	1,236,181	1,272,563
Series 4787, Class AK,
3.000%, 05/15/2048	3,221,519	3,069,167
Series 4796, Class AK,
3.000%, 05/15/2048	4,177,214	3,979,673
Series 4802, Class A,
3.000%, 06/15/2048	3,939,499	3,758,251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	$431	$462
Series 2013-30, Class CA,
1.500%, 04/25/2043	447,205	407,846
Series 2014-40, Class EP,
3.500%, 10/25/2042	758,581	760,150
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,384,565	1,353,973
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (F)	423,000	402,869
Series 2018-12, Class P,
3.000%, 03/25/2046	1,447,516	1,405,857
Series 2018-14, Class KC,
3.000%, 03/25/2048	2,371,007	2,355,340
Series 2018-15, Class AB,
3.000%, 03/25/2048	550,410	540,635
Series 2018-15, Class CA,
3.000%, 03/25/2048	534,668	523,491
Series 2018-38, Class LA,
3.000%, 06/25/2048	4,133,260	3,932,980
Series 2018-4, Class HC,
2.500%, 12/25/2047	1,144,979	1,082,305
Series 2018-43, Class CT,
3.000%, 06/25/2048	3,946,073	3,759,536
Series 2018-45, Class GA,
3.000%, 06/25/2048	8,553,729	8,149,379
Series 2018-50, Class BA,
3.000%, 07/25/2048	8,392,246	8,014,585
Series 2018-56, Class CH,
3.000%, 08/25/2048	1,925,843	1,844,917
Series 2018-57, Class PT,
3.000%, 08/25/2048	1,515,361	1,442,476
Series 2018-59, Class DA,
3.000%, 08/25/2048	4,187,212	3,990,742
Series 2018-63, Class DA,
3.500%, 09/25/2048	1,153,804	1,142,650
Series 2018-8, Class KL,
2.500%, 03/25/2047	1,492,000	1,402,070
Government National
Mortgage Association
Series 2012-141, Class WA,
4.527%, 11/16/2041 (F)	403,116	421,334
Series 2017-167, Class BQ,
2.500%, 08/20/2044	1,903,908	1,822,021
		83,101,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $131,776,718)		$129,256,206

ASSET BACKED SECURITIES – 13.6%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	441,224	440,326
Series 2015-2, Class A4
1.840%, 06/15/2020	467,322	466,409
American Express Credit Account Master Trust
Series 2018-9, Class A (1 month
LIBOR + 0.380%)
2.592%, 04/15/2026 (A)	1,295,000	1,295,030
Americredit Automobile Receivables Trust
Series 2018-1, Class A3
3.070%, 12/19/2022	526,000	525,207
Avis Budget Rental Car Funding
AESOP LLC
Series 2017-1A, Class A
3.070%, 09/20/2023 (E)	1,516,000	1,477,544
Barclays Dryrock Issuance Trust
Series 2018-1, Class A (1 month
LIBOR + 0.330%)
2.498%, 07/15/2024 (A)	1,215,000	1,215,328
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.010%, 07/20/2020	958,000	956,322
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	762,970
Series 2016-3, Class A4
1.690%, 03/20/2021	601,000	595,162
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month
LIBOR + 0.330%)
2.278%, 01/20/2025 (A)	2,281,000	2,281,903
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.547%, 11/26/2046 (A)(E)	957,923	977,540
Series 2018-A, Class A2
4.130%, 12/26/2047 (E)	625,160	622,852
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	371,723	371,094
Series 2017-1, Class A
2.620%, 08/15/2028 (E)	1,443,000	1,405,616
Series 2017-2, Class A
2.360%, 03/15/2029 (E)	1,036,000	993,423
Series 2017-A, Class A4
1.920%, 04/15/2022	794,000	777,499
Series 2018-1, Class A
3.190%, 07/15/2031 (E)	1,869,000	1,822,276
Series 2018-2, Class A
3.470%, 01/15/2030 (E)	2,950,000	2,945,202
Hertz Vehicle Financing II LP
Series 2015-3A, Class A
2.670%, 09/25/2021 (E)	2,311,000	2,269,861
Series 2016-2A, Class A
2.950%, 03/25/2022 (E)	820,000	806,913
Series 2016-3A, Class B
3.110%, 07/25/2020 (E)	514,000	512,210
Series 2017-1A, Class A
2.960%, 10/25/2021 (E)	991,000	978,070
Series 2017-2A, Class A
3.290%, 10/25/2023 (E)	1,580,000	1,537,649
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.650%, 06/27/2022 (E)	1,096,000	1,093,004
Series 2018-3A, Class A
4.030%, 07/25/2024 (E)	1,712,000	1,712,089
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.519%, 10/15/2031 (A)(E)	1,490,000	1,535,894
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
2.619%, 09/16/2024 (A)(E)	480,912	481,442
Series 2015-CA, Class B
3.250%, 05/15/2040 (E)	1,012,000	1,012,013
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (E)	1,870,919	1,893,481

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education
Loan Trust (continued)
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
4.069%, 12/15/2045 (A)(E)	$761,886	$792,840
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 12/16/2058 (A)(E)	1,457,000	1,466,606
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
2.788%, 12/15/2059 (A)(E)	794,000	794,743
Navient Private Education Refi
Loan Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (E)	485,000	475,710
Series 2018-CA, Class A2
3.520%, 06/16/2042 (E)	501,000	497,219
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.407%, 06/25/2031 (A)	1,106,315	1,108,486
Series 2015-1, Class A2 (1 month
LIBOR + 0.600%)
2.497%, 04/25/2040 (A)	1,027,170	1,029,945
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
2.747%, 06/25/2065 (A)(E)	684,545	688,447
Series 2017-4A, Class A2 (1 month
LIBOR + 0.500%)
2.460%, 09/27/2066 (A)(E)	832,000	835,551
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
2.540%, 10/27/2036 (A)	1,654,337	1,635,113
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
2.520%, 01/25/2037 (A)	965,040	956,965
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 10/25/2033 (A)	3,846,791	3,823,734
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.348%, 03/23/2037 (A)	4,286,178	4,255,798
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
2.452%, 12/24/2035 (A)	4,003,880	3,971,042
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
2.428%, 03/22/2032 (A)	823,885	813,388
Series 2006-2, Class A6 (3 month
LIBOR + 0.380%)
2.742%, 04/25/2031 (A)(E)	1,262,000	1,264,180
Series 2010-2A, Class A (3 month
LIBOR + 0.850%)
3.136%, 09/25/2048 (A)(E)	3,737,099	3,793,832
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
2.697%, 04/25/2046 (A)(E)	384,642	388,083
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
2.597%, 09/27/2038 (A)(E)	3,604,669	3,629,345
Series 2014-1A, Class A (1 month
LIBOR + 0.570%)
2.530%, 09/25/2041 (A)(E)	521,171	521,923
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
2.697%, 09/25/2065 (A)(E)	1,824,856	1,841,151
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
2.667%, 09/25/2065 (A)(E)	2,114,375	2,124,641
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
2.747%, 02/25/2066 (A)(E)	2,108,149	2,119,250
Series 2018-2A, Class A (1 month
LIBOR + 0.650%)
2.651%, 07/26/2066 (A)(E)	3,645,921	3,647,194
Series 2018-3A, Class A2 (1 month
LIBOR + 0.440%)
2.522%, 09/27/2066 (A)(E)	1,805,000	1,805,034
SLM Private Education Loan Trust
Series 2013-C, Class A2A
2.940%, 10/15/2031 (E)	453,742	454,141
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
2.874%, 12/15/2032 (A)(E)	918,484	914,455
Series 2004-10, Class A7A (3 month
LIBOR + 0.600%)
2.960%, 10/25/2029 (A)(E)	2,394,000	2,402,797
Series 2005-10, ClassA5 (3 month
LIBOR + 0.130%)
2.490%, 07/26/2021 (A)	628,714	623,039
Series 2005-4, Class A3 (3 month
LIBOR + 0.120%)
1.279%, 01/25/2027 (A)	2,357,031	2,350,277
Series 2005-7, Class A4 (3 month
LIBOR + 0.150%)
2.510%, 10/25/2029 (A)	1,757,427	1,755,109
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 07/26/2021 (A)	2,887,394	2,862,367
Series 2006-10, Class A6 (3 month
LIBOR + 0.150%)
2.485%, 03/25/2044 (A)	3,232,000	3,110,801
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
2.460%, 01/25/2021 (A)	1,818,660	1,801,895
Series 2007-1, Class A5 (3 month
LIBOR + 0.090%)
2.425%, 01/26/2026 (A)	319,638	318,757
Series 2007-1, Class A6 (3 month
LIBOR + 0.140%)
2.500%, 01/27/2042 (A)	343,000	333,400
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
2.420%, 07/25/2022 (A)	3,133,000	3,058,738
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.297%, 03/25/2025 (A)	1,172,587	1,154,610
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
2.847%, 09/25/2028 (A)	2,841,797	2,848,309
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
2.597%, 01/25/2029 (A)	1,618,755	1,610,527
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
2.647%, 05/26/2026 (A)	1,560,890	1,560,890

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.447%, 06/25/2043 (A)	$394,632	$396,279
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
2.919%, 06/15/2027 (A)(E)	1,978,957	1,997,733
Series 2015-B, Class A2A
2.980%, 07/15/2027 (E)	547,862	544,549
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.319%, 07/15/2027 (A)(E)	621,224	629,457
Series 2016-A, Class A2A
2.700%, 05/15/2031 (E)	2,755,971	2,702,568
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.419%, 05/15/2031 (A)(E)	1,991,689	2,057,426
Series 2016-B, Class A2A
2.430%, 02/17/2032 (E)	315,209	304,584
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.369%, 02/17/2032 (A)(E)	3,049,044	3,115,036
Series 2016-C, Class A2A
2.340%, 09/15/2034 (E)	2,576,000	2,499,256
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
3.019%, 09/15/2034 (A)(E)	2,520,000	2,551,899
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 09/15/2034 (A)(E)	3,397,000	3,418,916
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
2.669%, 10/15/2035 (A)(E)	1,800,000	1,805,700
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
2.719%, 02/15/2036 (A)(E)	722,000	724,838
Series 2018-B, Class A2A
3.600%, 01/15/2037 (E)	995,000	989,578
Series 2018-B, Class A2B (1 month
LIBOR + 0.720%)
2.804%, 01/15/2037 (A)(E)	1,407,000	1,408,401
Series 2018-C, Class A2A
3.630%, 11/15/2035 (E)	1,308,000	1,307,459
Series 2018-C, Class A2B (1 month
LIBOR + 0.750%)
2.926%, 11/15/2035 (A)(E)	1,562,000	1,562,000
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (E)	853,740	839,935
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
2.847%, 01/25/2039 (A)(E)	199,532	200,641
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
2.747%, 07/25/2039 (A)(E)	460,583	462,707
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
2.597%, 03/26/2040 (A)(E)	430,490	431,679
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (E)	892,000	875,826
Series 2017-C, Class A2B
2.630%, 07/25/2040 (E)	1,350,000	1,307,453
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (E)	146,000	141,484
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.397%, 11/26/2040 (A)(E)	403,208	404,158
Series 2017-E, Class A2B
2.720%, 11/26/2040 (E)	2,240,000	2,163,126
Series 2018-A, Class A2B
2.950%, 02/25/2042 (E)	262,000	254,909
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (E)	1,917,000	1,895,674
Series 2018-C, Class A2FX
3.590%, 01/25/2048 (E)	2,282,000	2,274,600
Series 2018-D, Class A2FX
3.600%, 02/25/2048 (E)	2,336,000	2,328,102
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	374,000	370,176
Series 2018-2, Class A
3.470%, 05/15/2026	1,168,000	1,167,201
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	105,000	103,672
Series 2016-A, Class A
2.030%, 04/15/2025	1,775,000	1,711,216
Series 2016-C, Class A
1.720%, 08/15/2023	770,000	760,145
Series 2017-A, Class A
2.120%, 03/15/2024	1,689,000	1,659,837
Series 2017-C, Class A
2.310%, 08/15/2024	2,563,000	2,514,205
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	419,455	418,762
Series 2016-A, Class A4
1.950%, 05/16/2022	1,226,000	1,206,902
TOTAL ASSET BACKED SECURITIES
(Cost $156,889,242)		$156,712,750

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
2.1505% (G)(H)	326,856	3,270,061
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,270,424)		$3,270,061

SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.9720% (G)	14,016,469	14,016,469
TOTAL SHORT-TERM INVESTMENTS (Cost $14,016,469)		$14,016,469
Total Investments (Core Bond Trust)
(Cost $1,250,538,278) – 107.4%		$1,231,840,097
Other assets and liabilities, net – (7.4%)		(84,601,524)
TOTAL NET ASSETS – 100.0%		$1,147,238,573

Security Abbreviations and Legend

GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $3,207,309.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,118,280 or 13.8% of the fund’s net assets as of 9-30-18.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Brazil - 6.1%
Aliansce Shopping Centers SA	30,250	$110,932
Alliar Medicos A Frente SA (A)	17,300	50,034
Banco Bradesco SA	32,561	207,611
Banco BTG Pactual SA	6,653	35,089
Banco do Brasil SA	213,883	1,559,682
Banco Santander Brasil SA	94,277	833,624
BrasilAgro - Co Brasileira de
Propriedades Agricolas	9,500	32,203
BRF SA (A)	77,591	422,101
Cia Siderurgica Nacional SA (A)	107,651	248,966
Construtora Tenda SA (A)	33,362	218,913
Cosan SA	52,542	421,658
CSU Cardsystem SA	9,300	14,439
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	49,723	132,232
Direcional Engenharia SA (A)	29,800	50,398
Duratex SA	139,631	312,208
Embraer SA	262,607	1,289,447
Ez Tec Empreendimentos e
Participacoes SA	27,726	115,338
Fibria Celulose SA	24,998	467,457
Fibria Celulose SA, ADR	40,591	752,151
Gerdau SA	50,229	166,039
Gerdau SA, ADR	150,654	634,253
Guararapes Confeccoes SA	2,500	64,380
International Meal Company
Alimentacao SA	57,700	91,867
Iochpe Maxion SA	64,583	305,440
JBS SA	436,161	1,013,034
JHSF Participacoes SA (A)	56,500	15,809
JSL SA (A)	16,200	17,329
Kepler Weber SA (A)	12,700	28,302
Kroton Educacional SA	228,287	644,407
Magnesita Refratarios SA (A)	22,850	401,716
Marcopolo SA	14,300	9,029
Mills Estruturas e Servicos de
Engenharia SA (A)	32,877	14,979
Movida Participacoes SA	6,100	8,851
MRV Engenharia e Participacoes SA	142,089	432,401
Paranapanema SA (A)	5,000	1,585
Petro Rio SA (A)	3,493	96,006
Petroleo Brasileiro SA	1,227,390	7,363,945
Profarma Distribuidora de Produtos
Farmaceuticos SA (A)	15,491	17,836
QGEP Participacoes SA	47,360	155,383
Restoque Comercio e Confeccoes de
Roupas SA	2,875	18,367
Santos Brasil Participacoes SA	83,700	54,507
Sao Carlos Empreendimentos e
Participacoes SA	7,005	48,550
SLC Agricola SA	31,418	474,473
Springs Global Participacoes SA (A)	12,400	18,637
Sul America SA	86,443	556,516
Technos SA (A)	24,300	10,109
Tecnisa SA (A)	42,889	10,195
Tupy SA	33,051	165,887
Usinas Siderurgicas de Minas Gerais SA	40,138	113,003
Vale SA	1,562,856	23,149,409
Valid Solucoes e Servicos de Seguranca
em Meios de Pagamento e
Identificacao SA	11,359	35,383
		43,412,110
Chile - 1.4%
Besalco SA	54,208	50,246
CAP SA	34,732	349,392
Cementos BIO BIO SA	16,447	22,780
Cencosud SA	670,773	1,595,857
Cia Pesquera Camanchaca SA (A)	214,992	22,567
Cristalerias de Chile SA	25,964	233,257
Empresa Nacional de
Telecomunicaciones SA	46,286	392,635
Empresas CMPC SA	329,724	1,328,265
Empresas COPEC SA	85,019	1,311,887
Empresas Hites SA	46,731	42,977
Empresas La Polar SA (A)	750,451	41,027
Enel Americas SA	2,506,846	385,584
Enel Americas SA, ADR	120,155	928,798
Enel Chile SA, ADR	97,949	490,724
Grupo Security SA	262,124	122,027
Inversiones Aguas Metropolitanas SA	96,642	144,612
Itau CorpBanca	37,766,068	387,888
Latam Airlines Group SA	21,014	199,742
Latam Airlines Group SA, ADR (B)	40,062	376,583
Masisa SA	1,093,187	62,289
PAZ Corp. SA	68,444	110,134
Ripley Corp. SA	360,083	336,592
Salfacorp SA	158,748	272,607
Sigdo Koppers SA	50,989	85,258
SMU SA (A)	84,625	25,601
Sociedad Matriz SAAM SA	1,938,521	176,989
Socovesa SA	234,318	135,352
Vina Concha y Toro SA	66,384	133,176
		9,764,846
China - 12.5%
361 Degrees International, Ltd.	140,000	35,504
Agile Group Holdings, Ltd.	477,000	675,951
Agricultural Bank of China, Ltd.,
H Shares	6,818,000	3,343,692
Air China, Ltd., H Shares	322,000	309,741
Aluminum Corp. of China, Ltd., H
Shares (A)	532,000	236,386
Angang Steel Company, Ltd., H Shares	198,000	176,723
Anton Oilfield Services Group (A)	550,000	91,455
Asia Cement China Holdings Corp.	161,000	165,481

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Asia Plastic Recycling Holding, Ltd.	80,273	$21,224
AVIC International Holdings, Ltd.,
H Shares	90,000	47,690
AviChina Industry & Technology
Company, Ltd., H Shares	188,000	123,913
BAIC Motor Corp., Ltd., H Shares (C)	386,500	311,097
Bank of China, Ltd., H Shares	11,605,694	5,127,894
Bank of Chongqing Company, Ltd.,
H Shares	192,000	114,973
Bank of Communications
Company, Ltd., H Shares	1,302,876	975,574
Baoye Group Company, Ltd., H
Shares (A)	70,000	40,003
BBMG Corp., H Shares (B)	461,000	157,709
Beijing Capital International Airport
Company, Ltd., H Shares	80,000	97,028
Beijing Capital Land, Ltd., H Shares	174,000	63,776
Beijing North Star Company, Ltd.,
H Shares	182,000	54,455
Best Pacific International
Holdings, Ltd. (B)	56,000	18,664
Boyaa Interactive
International, Ltd. (A)(B)	126,000	30,123
BYD Electronic International
Company, Ltd. (B)	46,500	68,275
Cabbeen Fashion, Ltd.	80,000	24,901
CAR, Inc. (A)(B)	37,000	29,274
Central China Real Estate, Ltd.	254,732	103,926
Changshouhua Food Company, Ltd.	30,000	12,292
Chaowei Power Holdings, Ltd. (B)	180,000	78,977
Chigo Holding, Ltd. (A)	768,000	7,050
China Aoyuan Property Group, Ltd.	345,000	232,950
China BlueChemical, Ltd., H Shares	420,000	169,974
China Cinda Asset Management
Company, Ltd., H Shares	1,715,000	433,476
China CITIC Bank Corp., Ltd., H Shares	1,328,775	848,536
China Coal Energy Company, Ltd.,
H Shares	365,000	153,761
China Communications
Construction Company, Ltd., H Shares	855,000	871,737
China Communications Services Corp.,
Ltd., H Shares	659,200	607,854
China Construction Bank Corp.,
H Shares	17,982,000	15,718,077
China Dongxiang Group Company, Ltd.	920,000	153,698
China Eastern Airlines Corp., Ltd.,
H Shares	474,000	302,866
China Electronics Optics Valley Union
Holding Company, Ltd.	404,000	24,787
China Energy Engineering Corp., Ltd.,
H Shares	292,000	34,686
China Everbright Bank Company, Ltd.,
H Shares	433,000	191,784
China Galaxy Securities Company, Ltd.,
H Shares (B)	542,000	252,139
China Greenfresh Group
Company, Ltd. (A)	120,000	17,804
China Harmony New Energy Auto
Holding, Ltd. (B)	170,500	71,009
China Hongqiao Group, Ltd. (B)	482,000	319,691
China Huarong Asset Management
Company, Ltd., H Shares (C)	2,279,000	418,877
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	49,349
China International Capital Corp., Ltd.,
H Shares (B)(C)	76,400	140,719
China International Marine Containers
Group Company, Ltd., H Shares	71,500	75,700
China Lesso Group Holdings, Ltd.	298,000	168,857
China Machinery Engineering Corp.,
H Shares	237,000	115,921
China Merchants Securities
Company, Ltd. (C)	40,400	48,654
China Minsheng Banking Corp., Ltd.,
H Shares	995,400	738,095
China National Building Material
Company, Ltd., H Shares	1,279,450	1,134,631
China Oilfield Services, Ltd., H Shares	312,000	339,151
China Oriental Group Company, Ltd.	194,000	156,317
China Petroleum & Chemical
Corp., ADR	61,889	6,216,131
China Petroleum & Chemical Corp.,
H Shares	718,000	721,410
China Railway Construction Corp., Ltd.,
H Shares	540,665	730,130
China Railway Group, Ltd., H Shares	862,000	854,172
China Reinsurance Group Corp.,
H Shares	697,000	137,986
China Resources Pharmaceutical
Group, Ltd. (C)	271,000	430,318
China Rundong Auto Group, Ltd. (A)(C)	26,000	8,804
China Saite Group Company, Ltd. (A)	296,000	18,696
China Sanjiang Fine Chemicals
Company, Ltd.	105,000	28,066
China SCE Group Holdings, Ltd.	462,200	178,298
China Shengmu Organic
Milk, Ltd. (A)(C)	420,000	20,960
China Shenhua Energy Company, Ltd.,
H Shares	891,000	2,029,219
China Shineway Pharmaceutical
Group, Ltd.	86,000	117,388
China Silver Group, Ltd. (A)	320,000	45,656
China Southern Airlines Company, Ltd.,
H Shares	268,000	170,818
China Sunshine Paper Holdings
Company, Ltd.	71,000	13,497
China Taifeng Beddings
Holdings, Ltd. (A)(D)	204,000	28,144
China XLX Fertiliser, Ltd.	115,000	46,844
China ZhengTong Auto Services
Holdings, Ltd.	250,000	163,685
China Zhongwang Holdings, Ltd.	539,200	263,488
Chongqing Machinery & Electric
Company, Ltd., H Shares	398,000	29,480
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	724,000	395,102
CIFI Holdings Group Company, Ltd.	110,000	50,373
CITIC Securities Company, Ltd.,
H Shares	204,500	362,561
CNOOC, Ltd.	4,195,000	8,306,633
Cogobuy Group (A)(B)(C)	74,000	27,754
Coland Holdings, Ltd.	24,000	23,820
Coolpad Group, Ltd. (A)(D)	32,200	1,777
COSCO SHIPPING Development
Company, Ltd., H Shares (A)	314,000	42,435
COSCO SHIPPING Energy
Transportation Company, Ltd., H
Shares (B)	324,000	160,832
CPMC Holdings, Ltd. (B)	123,000	46,441
CRCC High-Tech Equipment Corp., Ltd.,
H Shares	68,500	16,659

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
CRRC Corp., Ltd., H Shares	66,000	$60,188
CT Environmental Group, Ltd. (B)	164,000	19,029
Dalian Port PDA Company, Ltd.,
H Shares	323,400	40,536
Daphne International Holdings, Ltd. (A)	172,000	8,120
Dongfeng Motor Group Company, Ltd.,
H Shares	450,000	463,728
Dongyue Group, Ltd.	81,000	55,821
E-Commodities Holdings, Ltd.	348,000	22,246
Everbright Securities Company, Ltd., H
Shares (B)(C)	48,600	43,050
Evergreen International Holdings, Ltd.	122,000	8,896
Fantasia Holdings Group Company, Ltd.	442,500	54,167
Fosun International, Ltd.	373,960	658,940
Fufeng Group, Ltd. (A)(B)	334,200	162,365
Genertec Universal Medical Group
Company, Ltd. (C)	149,500	114,656
GF Securities Company, Ltd., H
Shares (B)	121,600	155,518
GOME Retail Holdings, Ltd. (A)	2,104,000	214,864
Grand Baoxin Auto Group, Ltd.	109,000	32,055
Great Wall Motor Company, Ltd., H
Shares (B)	532,000	338,122
Green Seal Holding, Ltd.	15,000	17,190
Greenland Hong Kong Holdings, Ltd.	245,625	76,129
Greentown China Holdings, Ltd.	153,500	143,177
Guangdong Yueyun Transportation
Company, Ltd., H Shares	30,000	12,660
Guangshen Railway Company, Ltd.,
ADR (B)	11,234	259,505
Guangzhou Automobile Group
Company, Ltd., H Shares	368,000	406,595
Guangzhou R&F Properties
Company, Ltd., H Shares	295,600	542,332
Guodian Technology & Environment
Group Corp., Ltd., H Shares (A)	195,000	8,622
Guolian Securities Company, Ltd., H
Shares (A)(B)	45,000	12,512
Guorui Properties, Ltd.	84,000	21,777
Guotai Junan Securities Company, Ltd.,
H Shares (C)	10,600	21,730
Haitong Securities Company, Ltd.,
H Shares	524,400	475,951
Harbin Bank Company, Ltd., H
Shares (C)	203,000	48,240
Harbin Electric Company, Ltd., H Shares	184,000	57,789
HC Group, Inc. (A)	48,000	33,353
Hilong Holding, Ltd.	119,000	16,630
Hiroca Holdings, Ltd.	33,000	91,851
Honworld Group, Ltd. (C)	56,000	25,476
Hopefluent Group Holdings, Ltd. (B)	46,000	16,364
Hua Hong Semiconductor, Ltd. (C)	100,000	214,372
Huaneng Renewables Corp., Ltd.,
H Shares	1,318,000	393,010
Huatai Securities Company, Ltd., H
Shares (C)	151,400	216,678
Huishang Bank Corp., Ltd., H Shares	91,300	39,634
Hydoo International Holding, Ltd. (A)	388,000	19,313
Industrial & Commercial Bank of
China, Ltd., H Shares	15,022,000	10,967,468
Inner Mongolia Yitai Coal
Company, Ltd., H Shares	14,200	12,326
Jiangnan Group, Ltd. (A)(B)	406,000	21,721
Jiangxi Copper Company, Ltd., H
Shares (B)	197,000	229,151
JinkoSolar Holding Company, Ltd.,
ADR (A)(B)	8,684	93,527
Kaisa Group Holdings, Ltd.	321,000	102,628
Kangda International Environmental
Company, Ltd. (A)(C)	209,000	28,149
KWG Group Holdings, Ltd.	351,513	321,666
Legend Holdings Corp., H Shares (C)	88,200	269,557
Leoch International Technology, Ltd. (A)	102,000	9,626
Lianhua Supermarket Holdings
Company, Ltd., H Shares (A)	114,000	27,262
Longfor Group Holdings, Ltd.	318,000	819,734
Lonking Holdings, Ltd.	356,000	114,616
Maanshan Iron & Steel Company, Ltd.,
H Shares	380,000	203,755
Maoye International Holdings, Ltd.	426,000	35,397
Metallurgical Corp. of China, Ltd.,
H Shares	437,000	122,824
Modern Land China Company, Ltd.	176,400	26,329
NVC Lighting Holding, Ltd.	267,000	19,437
Orient Securities Company, Ltd. (C)	52,000	33,368
Ourgame International Holdings, Ltd. (A)	46,000	4,385
Parkson Retail Group, Ltd. (A)	311,000	29,696
PetroChina Company, Ltd., H Shares	4,998,000	4,045,361
PICC Property & Casualty
Company, Ltd., H Shares	430,000	506,073
Poly Culture Group Corp., Ltd.,
H Shares	22,400	28,314
Postal Savings Bank of China
Company, Ltd., H Shares (C)	292,000	183,493
Powerlong Real Estate Holdings, Ltd.	384,000	163,503
PW Medtech Group, Ltd. (A)	199,000	40,847
Qingdao Port International
Company, Ltd., H Shares (A)(B)(C)	53,000	37,597
Qingling Motors Company, Ltd.,
H Shares	212,000	58,518
Qunxing Paper Holdings
Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H
Shares (C)	47,166	45,427
Regal International Airport Group
Company, Ltd.	47,000	41,296
Renhe Commercial Holdings
Company, Ltd. (A)	4,426,000	149,616
Ronshine China Holdings, Ltd. (A)(B)	109,000	127,927
Sany Heavy Equipment International
Holdings Company, Ltd.	276,000	95,528
Semiconductor Manufacturing
International Corp. (A)	286,000	308,204
Semiconductor Manufacturing
International Corp., ADR (A)(B)	96,334	523,094
Shandong Chenming Paper
Holdings, Ltd., H Shares	78,000	47,312
Shanghai Electric Group Company, Ltd.,
H Shares (B)	408,000	145,634
Shanghai Jin Jiang International Hotels
Group Company, Ltd., H Shares	344,000	96,514
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	113,800	284,474
Shanghai Prime Machinery
Company, Ltd., H Shares (A)	222,000	31,993
Shenguan Holdings Group, Ltd.	90,000	4,651
Shui On Land, Ltd.	974,961	226,521
Shunfeng International Clean
Energy, Ltd. (A)(B)	424,000	18,199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sihuan Pharmaceutical Holdings
Group, Ltd.	405,000	$82,740
Sino Harbour Holdings Group, Ltd.	66,000	1,668
Sino-Ocean Group Holding, Ltd.	725,473	320,703
Sinopec Engineering Group
Company, Ltd., H Shares	341,000	389,507
Sinotrans, Ltd., H Shares	610,000	248,095
Sinotruk Hong Kong, Ltd. (B)	221,500	483,262
SOHO China, Ltd.	558,500	217,064
Springland International Holdings, Ltd.	197,000	42,975
Sunshine 100 China
Holdings, Ltd. (A)(C)	77,000	31,051
Tenwow International
Holdings, Ltd. (A)(D)	121,000	5,874
The People’s Insurance Company Group
of China, Ltd., H Shares	1,148,000	514,455
Trigiant Group, Ltd.	154,000	21,195
V1 Group, Ltd. (A)(D)	217,400	13,330
Weichai Power Company, Ltd., H Shares	283,000	350,339
Weiqiao Textile Company, H Shares	74,500	26,172
West China Cement, Ltd.	708,000	132,896
Wisdom Sports Group	114,000	10,460
Xiamen International Port
Company, Ltd., H Shares	410,000	58,154
Xingda International Holdings, Ltd.	291,505	84,624
Xingfa Aluminium Holdings, Ltd.	29,000	19,561
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	48,000	32,625
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (A)	243,000	26,618
Xinyuan Real Estate
Company, Ltd., ADR	7,346	33,130
Xtep International Holdings, Ltd.	100,000	57,774
Yanzhou Coal Mining Company, Ltd.,
H Shares	528,000	610,495
Youyuan International
Holdings, Ltd. (A)(B)	122,000	43,325
Yuanda China Holdings, Ltd. (A)	830,000	8,922
YuanShengTai Dairy Farm, Ltd. (A)	482,000	11,473
Yuzhou Properties Company, Ltd.	450,080	182,528
Zhaojin Mining Industry Company, Ltd.,
H Shares	16,500	12,753
Zhejiang Glass Company, Ltd., H
Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	211,200	81,682
		88,503,787
Colombia - 0.3%
Almacenes Exito SA	87,403	430,112
Grupo Argos SA	125,619	691,100
Grupo de Inversiones Suramericana SA	76,621	898,929
Grupo Nutresa SA	3,271	26,717
		2,046,858
Czech Republic - 0.2%
CEZ AS	66,372	1,698,657
Greece - 0.0%
Ellaktor SA (A)	80,249	133,407
Intracom Holdings SA (A)	3,908	5,050
		138,457
Hong Kong - 5.1%
Ajisen China Holdings, Ltd.	123,000	50,651
AMVIG Holdings, Ltd.	104,000	26,995
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
Asian Citrus Holdings, Ltd. (A)(D)	249,000	10,974
Beijing Enterprises Clean Energy
Group, Ltd. (A)	600,000	10,826
Beijing Enterprises Environment
Group, Ltd. (A)	72,000	6,722
Beijing Enterprises Holdings, Ltd.	93,000	521,222
Beijing Enterprises Medical & Health
Group, Ltd. (A)	252,000	11,560
Beijing Properties Holdings, Ltd. (A)	366,000	13,541
C C Land Holdings, Ltd.	585,126	145,100
Capital Environment Holdings, Ltd. (A)	1,184,000	30,070
Carnival Group International
Holdings, Ltd. (A)	150,000	4,270
Carrianna Group Holdings
Company, Ltd.	182,675	25,022
CECEP COSTIN New Materials
Group, Ltd. (A)(D)	348,000	0
Century Sunshine Group
Holdings, Ltd. (A)	165,000	4,803
CGN New Energy Holdings
Company, Ltd.	388,000	63,885
Chiho Environmental Group, Ltd. (A)	28,000	10,820
China Aerospace International
Holdings, Ltd.	759,200	61,216
China Agri-Industries Holdings, Ltd.	607,300	234,263
China Everbright, Ltd.	250,000	447,796
China Fiber Optic Network System
Group, Ltd. (A)(D)	150,800	2,697
China Glass Holdings, Ltd. (A)	130,000	11,597
China High Precision Automation
Group, Ltd. (A)(D)	18,000	2,851
China High Speed Transmission
Equipment Group Company, Ltd.	72,000	82,952
China Jinmao Holdings Group, Ltd.	1,252,000	569,744
China Longevity Group
Company, Ltd. (A)(D)	93,000	4,883
China Lumena New Materials
Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd.	260,000	38,540
China Merchants Port Holdings
Company, Ltd.	224,487	429,153
China Mobile, Ltd.	1,458,500	14,339,743
China New Town Development
Company, Ltd.	810,165	22,742
China Oil & Gas Group, Ltd. (A)	1,240,000	90,282
China Overseas Grand Oceans
Group, Ltd.	454,500	145,952
China Overseas Land & Investment, Ltd.	1,072,000	3,356,351
China Resources Cement Holdings, Ltd.	382,000	444,239
China Resources Land, Ltd.	754,000	2,642,093
China Singyes Solar Technologies
Holdings, Ltd. (B)	181,400	62,830
China South City Holdings, Ltd.	790,000	129,124
China Starch Holdings, Ltd.	185,000	4,580
China State Construction International
Holdings, Ltd.	160,000	169,483
China Travel International Investment
Hong Kong, Ltd.	604,000	194,217
China Unicom Hong Kong, Ltd.	896,000	1,046,756
China Unicom Hong Kong, Ltd., ADR	103,976	1,215,479
China Vast Industrial Urban
Development Company, Ltd. (C)	36,000	17,256
Chu Kong Shipping Enterprises Group
Company, Ltd.	86,000	19,384
CITIC Dameng Holdings, Ltd. (A)	347,000	21,030
CITIC Resources Holdings, Ltd.	598,000	58,746

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CITIC, Ltd.	774,130	$1,153,003
Citychamp Watch & Jewellery
Group, Ltd.	58,000	12,450
Clear Media, Ltd. (D)	52,000	33,877
Comba Telecom Systems
Holdings, Ltd. (A)(B)	309,639	48,539
Concord New Energy Group, Ltd.	1,640,000	65,905
COSCO SHIPPING International Hong
Kong Company, Ltd.	133,625	48,278
COSCO SHIPPING Ports, Ltd.	404,718	444,745
Coslight Technology International Group
Company, Ltd. (A)	42,000	12,819
Dah Chong Hong Holdings, Ltd.	259,000	100,630
Dawnrays Pharmaceutical Holdings, Ltd.	74,000	17,084
Digital China Holdings, Ltd. (A)	58,750	31,426
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
EVA Precision Industrial Holdings, Ltd.	184,000	16,216
Far East Horizon, Ltd.	300,000	286,123
GCL New Energy Holdings, Ltd. (A)	1,230,000	44,109
GCL-Poly Energy Holdings, Ltd. (A)	3,582,000	251,463
Gemdale Properties & Investment
Corp., Ltd.	1,064,000	96,340
Glorious Property Holdings, Ltd. (A)	352,000	18,135
Goldlion Holdings, Ltd.	75,000	31,213
Goldpac Group, Ltd.	37,000	9,661
Hengdeli Holdings, Ltd. (A)	484,000	19,495
Hi Sun Technology China, Ltd. (A)	375,000	51,426
HKC Holdings, Ltd.	29,206	24,161
Hopson Development Holdings, Ltd.	224,000	190,397
Hua Han Health Industry
Holdings, Ltd. (A)(D)	1,120,000	26,539
Joy City Property, Ltd.	672,000	81,546
Ju Teng International Holdings, Ltd.	248,000	62,671
K Wah International Holdings, Ltd.	315,000	149,061
Kingboard Holdings, Ltd.	203,630	662,859
Kunlun Energy Company, Ltd.	814,000	947,389
Lai Fung Holdings, Ltd.	11,200	14,941
Lee & Man Paper Manufacturing, Ltd.	95,000	87,966
Min Xin Holdings, Ltd.	46,000	32,650
Mingyuan Medicare Development
Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	438,000	74,379
New World Department Store
China, Ltd. (A)	175,000	39,782
Nine Dragons Paper Holdings, Ltd.	338,000	364,469
Overseas Chinese Town Asia
Holdings, Ltd.	52,000	17,921
Panda Green Energy Group, Ltd. (A)(B)	236,000	10,392
PAX Global Technology, Ltd. (B)	209,000	106,124
Poly Property Group Company, Ltd.	541,453	190,720
Pou Sheng International Holdings, Ltd.	577,000	115,053
REXLot Holdings, Ltd. (A)	2,175,000	4,720
Rotam Global Agrosciences, Ltd.	7,854	5,839
Seaspan Corp. (B)	11,878	98,944
Shanghai Industrial Holdings, Ltd.	147,000	325,243
Shanghai Industrial Urban Development
Group, Ltd.	401,000	66,851
Shanghai Zendai Property, Ltd. (A)(B)	1,905,000	33,514
Shenzhen Investment, Ltd.	889,571	283,234
Shimao Property Holdings, Ltd.	353,500	877,865
Shougang Concord International
Enterprises Company, Ltd. (A)	1,794,000	44,061
Shougang Fushan Resources Group, Ltd.	572,000	126,768
Silver Grant International
Industries, Ltd. (A)	322,000	72,188
Sino Oil And Gas Holdings, Ltd. (A)	245,000	6,310
Sinofert Holdings, Ltd. (A)(B)	212,000	27,340
Sinolink Worldwide Holdings, Ltd. (A)	536,000	45,752
Sinopec Kantons Holdings, Ltd.	282,000	125,734
Sinotrans Shipping, Ltd.	356,500	117,436
Skyworth Digital Holdings, Ltd.	499,800	141,064
SRE Group, Ltd. (A)	1,148,857	23,970
Summi Group Holdings, Ltd.	200,000	8,458
TCL Electronics Holdings, Ltd.	137,600	65,307
Texhong Textile Group, Ltd.	55,500	83,197
Tian An China Investment
Company, Ltd.	144,000	77,163
Tianjin Port Development
Holdings, Ltd. (A)	620,000	70,362
Tomson Group, Ltd.	231,714	71,651
Top Spring International Holdings, Ltd.	67,500	20,475
TPV Technology, Ltd.	105,684	9,330
Truly International Holdings, Ltd. (A)(B)	260,000	43,527
United Energy Group, Ltd.	900,000	185,408
Wasion Holdings, Ltd.	138,000	69,685
Xinchen China Power Holdings, Ltd. (A)	132,000	11,605
Yanchang Petroleum
International, Ltd. (A)	910,000	9,772
Yuexiu Property Company, Ltd.	1,947,542	347,589
Zhuhai Holdings Investment Group, Ltd.	152,000	17,449
		36,312,208
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	161,915	1,743,975
India - 12.6%
5Paisa Capital, Ltd. (A)	2,402	7,507
Aarti Drugs, Ltd.	1,540	11,684
Aban Offshore, Ltd. (A)	15,263	17,301
ACC, Ltd.	13,414	292,068
Adani Enterprises, Ltd.	100,257	180,071
Adani Gas, Ltd. (A)	100,257	83,743
Adani Green Energy, Ltd. (A)	76,295	43,179
Adani Power, Ltd. (A)	288,375	93,769
Aditya Birla Capital, Ltd. (A)	87,862	139,439
Alembic, Ltd.	35,714	20,775
Allahabad Bank (A)	21,657	10,527
Allcargo Logistics, Ltd.	18,904	26,608
Ambuja Cements, Ltd.	207,525	642,165
Anant Raj, Ltd.	54,720	28,508
Andhra Bank (A)	94,706	36,401
Apar Industries, Ltd.	2,063	17,279
Apollo Tyres, Ltd.	124,522	362,903
Arvind, Ltd.	56,642	246,376
Ashoka Buildcon, Ltd.	32,401	46,778
Asian Granito India, Ltd.	1,906	4,855
Astra Microwave Products, Ltd.	12,333	15,442
Atul, Ltd.	58	2,572
Aurobindo Pharma, Ltd.	68,136	698,352
Axis Bank, Ltd. (A)	454,880	3,869,861
Bajaj Hindusthan Sugar, Ltd. (A)	201,805	23,512
Bajaj Holdings & Investment, Ltd.	13,283	564,886
Balkrishna Industries, Ltd.	19,846	278,741
Balmer Lawrie & Company, Ltd.	23,118	60,210
Balrampur Chini Mills, Ltd. (A)	68,416	67,746
Banco Products India, Ltd.	6,774	18,037
Bank of Baroda (A)	152,971	209,952
Bank of India (A)	60,291	63,845
BEML, Ltd.	1,822	15,284
Bharat Electronics, Ltd.	81,813	90,730
Bharat Heavy Electricals, Ltd.	273,166	258,445
Bharti Airtel, Ltd.	676,019	3,171,316

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharti Infratel, Ltd.	23,351	$84,482
Birla Corp., Ltd.	9,883	86,203
Brigade Enterprises, Ltd.	8,646	22,695
BSE, Ltd.	831	7,821
Canara Bank (A)	30,402	92,462
Ceat, Ltd.	10,616	166,278
Central Bank of India (A)	10,484	5,978
CG Power and Industrial
Solutions, Ltd. (A)	177,707	109,855
Chambal Fertilizers & Chemicals, Ltd.	68,153	145,786
Chennai Super Kings
Cricket, Ltd. (A)(D)	207,315	6,435
Cipla, Ltd.	90,482	811,366
City Union Bank, Ltd.	29,774	71,984
Coffee Day Enterprises, Ltd. (A)(C)	11,433	44,308
Container Corp. Of India, Ltd.	19,584	170,222
Cox & Kings, Ltd.	47,142	108,972
Cyient, Ltd.	24,068	249,120
D B Realty, Ltd. (A)	35,138	10,384
DB Corp., Ltd.	6,129	18,107
DCB Bank, Ltd.	89,430	181,454
DCM Shriram, Ltd.	20,095	121,743
DCW, Ltd. (A)	37,654	10,006
Deepak Fertilisers & Petrochemicals
Corp., Ltd.	14,944	39,472
DEN Networks, Ltd. (A)	9,495	6,705
Dewan Housing Finance Corp., Ltd.	78,615	299,479
Dhampur Sugar Mills, Ltd.	11,548	17,471
Dishman Carbogen Amcis, Ltd. (A)	17,540	58,782
DLF, Ltd.	108,791	243,029
Dr. Reddy’s Laboratories, Ltd.	40,205	1,399,778
Dredging Corp. of India, Ltd.	2,622	12,020
eClerx Services, Ltd.	910	13,313
EID Parry India, Ltd.	35,419	97,238
EIH, Ltd.	32,334	66,043
Electrosteel Castings, Ltd.	28,881	7,575
Engineers India, Ltd.	25,875	42,350
Eros International Media, Ltd. (A)	16,794	16,742
Essel Propack, Ltd.	33,792	48,305
Exide Industries, Ltd.	19,120	70,055
FDC, Ltd. (A)	11,541	33,506
Federal Bank, Ltd.	450,341	439,122
FIEM Industries, Ltd.	737	5,886
Finolex Cables, Ltd.	1,052	7,693
Finolex Industries, Ltd.	5,732	41,594
Firstsource Solutions, Ltd.	95,963	82,553
Fortis Healthcare, Ltd. (A)	128,495	239,450
Future Enterprises, Ltd. (A)	62,742	31,107
GAIL India, Ltd.	284,935	1,493,803
Gateway Distriparks, Ltd.	29,322	60,593
Gati, Ltd.	6,546	6,794
Genus Power Infrastructures, Ltd.	25,682	11,500
GHCL, Ltd.	10,350	30,954
GIC Housing Finance, Ltd.	3,444	12,136
Glenmark Pharmaceuticals, Ltd.	24,918	216,646
Godawari Power and Ispat, Ltd. (A)	1,586	9,413
Godfrey Phillips India, Ltd.	4,115	42,691
Granules India, Ltd.	24,247	31,685
Grasim Industries, Ltd.	122,605	1,717,674
Greaves Cotton, Ltd.	5,394	9,799
Gujarat Alkalies & Chemicals, Ltd.	10,030	83,617
Gujarat Ambuja Exports, Ltd.	12,645	31,631
Gujarat Fluorochemicals, Ltd.	14,055	155,535
Gujarat Mineral Development Corp., Ltd.	46,208	60,021
Gujarat Narmada Valley Fertilizers &
Chemicals, Ltd.	20,903	101,719
Gujarat Pipavav Port, Ltd.	15,449	21,656
Gujarat State Fertilizers &
Chemicals, Ltd.	55,927	72,555
Gujarat State Petronet, Ltd.	88,052	212,024
Hathway Cable & Datacom, Ltd. (A)	68,307	22,479
HBL Power Systems, Ltd.	18,476	6,820
HCL Technologies, Ltd.	42,853	641,997
HeidelbergCement India, Ltd.	9,571	19,141
Hikal, Ltd.	21,216	47,057
HIL, Ltd.	996	28,474
Himachal Futuristic
Communications, Ltd.	252,940	69,548
Himatsingka Seide, Ltd.	11,500	34,918
Hindalco Industries, Ltd.	518,502	1,634,654
Hinduja Global Solutions, Ltd.	2,403	22,489
Hindustan Media Ventures, Ltd.	5,908	12,326
Honda SIEL Power Products, Ltd.	546	8,512
Housing Development &
Infrastructure, Ltd. (A)	118,648	34,071
HSIL, Ltd.	8,910	31,994
HT Media, Ltd.	34,311	22,100
ICICI Bank, Ltd.	765,220	3,234,762
IDBI Bank, Ltd. (A)	49,275	34,362
IDFC Bank, Ltd.	418,006	209,061
IDFC, Ltd.	454,224	248,509
IFCI, Ltd. (A)	171,183	28,329
IIFL Holdings, Ltd.	71,791	496,405
IL&FS Transportation
Networks, Ltd. (A)	25,739	8,256
India Glycols, Ltd.	3,221	17,443
Indiabulls Real Estate, Ltd. (A)	105,149	130,631
Indian Bank (A)	40,967	128,328
Indian Overseas Bank (A)	104,935	18,960
Indo Count Industries, Ltd.	11,326	10,136
Indoco Remedies, Ltd.	4,442	11,361
INEOS Styrolution India, Ltd.	2,298	20,953
Infosys, Ltd.	11,966	120,480
Ingersoll Rand India, Ltd.	4,901	37,522
Inox Leisure, Ltd. (A)	3,297	9,874
Inox Wind, Ltd. (A)	7,148	8,628
Insecticides India, Ltd.	1,634	11,247
Intellect Design Arena, Ltd. (A)	3,810	10,807
Ipca Laboratories, Ltd.	9,284	87,453
J Kumar Infraprojects, Ltd.	9,276	25,842
Jagran Prakashan, Ltd.	12,700	20,008
Jai Corp., Ltd.	30,590	47,895
Jain Irrigation Systems, Ltd.	143,549	121,092
Jaiprakash Associates, Ltd. (A)	207,878	19,094
Jaypee Infratech, Ltd. (A)	123,242	4,257
JB Chemicals & Pharmaceuticals, Ltd.	15,560	62,655
Jindal Poly Films, Ltd.	2,927	10,868
Jindal Saw, Ltd.	66,513	67,942
Jindal Stainless, Ltd. (A)	18,293	13,637
Jindal Steel & Power, Ltd. (A)	132,782	358,993
JK Cement, Ltd.	5,606	59,229
JK Lakshmi Cement, Ltd.	6,513	27,153
JK Paper, Ltd.	28,949	58,260
JK Tyre & Industries, Ltd.	34,844	46,935
JM Financial, Ltd.	94,720	113,389
JMC Projects India, Ltd.	1,233	6,560
JSW Energy, Ltd. (A)	184,068	155,486
JSW Holdings, Ltd. (A)	459	14,863
JSW Steel, Ltd.	506,361	2,655,732

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Jubilant Life Sciences, Ltd.	33,177	$338,818
Kalpataru Power Transmission, Ltd.	20,383	95,405
Kalyani Steels, Ltd.	7,392	23,521
Kaveri Seed Company, Ltd. (A)	8,174	65,530
KCP, Ltd.	19,388	22,112
Kiri Industries, Ltd. (A)	4,764	33,038
Kirloskar Brothers, Ltd.	6,377	20,693
KNR Constructions, Ltd.	3,921	9,599
Kolte-Patil Developers, Ltd.	12,368	37,793
KPIT Technologies, Ltd.	83,308	244,515
KPR Mill, Ltd.	7,754	67,816
L&T Finance Holdings, Ltd.	86,187	154,133
Larsen & Toubro, Ltd.	143,060	2,518,505
Laurus Labs, Ltd. (C)	2,865	17,119
LIC Housing Finance, Ltd.	158,617	912,417
Linde India, Ltd.	5,094	28,549
LT Foods, Ltd.	28,304	17,817
Lupin, Ltd.	94,071	1,172,633
Magma Fincorp, Ltd.	27,560	43,688
Maharashtra Scooters, Ltd.	619	20,872
Maharashtra Seamless, Ltd.	11,852	70,321
Mahindra & Mahindra Financial
Services, Ltd.	23,428	129,834
Mahindra & Mahindra, Ltd.	185,072	2,207,653
Mahindra CIE Automotive, Ltd. (A)	33,609	123,308
Mahindra Lifespace Developers, Ltd.	11,712	70,710
Maithan Alloys, Ltd.	1,224	8,983
Majesco, Ltd. (A)	1,441	9,181
Man Infraconstruction, Ltd.	24,643	13,605
Manappuram Finance, Ltd.	244,381	243,304
Mangalam Cement, Ltd.	2,038	6,230
Marksans Pharma, Ltd.	53,142	21,636
Mastek, Ltd.	2,790	18,353
Max India, Ltd. (A)	21,707	22,108
McLeod Russel India, Ltd.	20,316	41,607
Meghmani Organics, Ltd.	24,654	25,575
Merck, Ltd.	3,261	118,288
Mindtree, Ltd.	35,014	497,724
Mirza International, Ltd.	8,009	9,121
MOIL, Ltd.	33,085	73,150
Mphasis, Ltd.	44,995	727,041
MRF, Ltd.	368	323,457
Munjal Showa, Ltd.	5,200	13,760
Muthoot Finance, Ltd.	42,336	232,210
Nagarjuna Fertilizers &
Chemicals, Ltd. (A)	72,119	10,002
National Aluminium Company, Ltd.	222,795	187,609
Nava Bharat Ventures, Ltd.	40,502	66,850
Navin Fluorine International, Ltd.	1,040	9,959
Navkar Corp., Ltd. (A)(C)	10,673	12,357
NCC, Ltd.	200,289	202,127
NIIT, Ltd. (A)	23,624	24,026
Nilkamal, Ltd.	1,287	30,185
Nucleus Software Exports, Ltd.	3,475	17,698
Oberoi Realty, Ltd.	41,563	235,769
OCL India, Ltd. (A)	1,993	28,181
Omaxe, Ltd.	18,944	56,775
Orient Cement, Ltd.	16,316	21,272
Oriental Bank of Commerce (A)	21,608	18,206
Patel Engineering, Ltd. (A)	9,668	4,501
PC Jeweller, Ltd.	36,034	30,994
Persistent Systems, Ltd.	17,441	188,974
Petronet LNG, Ltd.	16,537	51,190
Phillips Carbon Black, Ltd.	29,545	83,844
Piramal Enterprises, Ltd.	22,784	722,627
PNC Infratech, Ltd.	4,413	8,226
Polyplex Corp., Ltd.	2,563	19,100
Power Finance Corp., Ltd.	291,838	307,092
Power Mech Projects, Ltd.	998	12,586
Prabhat Dairy, Ltd. (A)	5,814	9,772
Praj Industries, Ltd.	42,222	51,293
Prakash Industries, Ltd. (A)	26,142	41,055
Prestige Estates Projects, Ltd.	65,456	190,334
PTC India Financial Services, Ltd.	64,975	13,007
PTC India, Ltd.	111,999	102,505
Punjab National Bank (A)	119,919	98,963
Puravankara, Ltd.	24,924	23,027
Quick Heal Technologies, Ltd. (C)	2,649	7,825
Rain Industries, Ltd.	43,031	98,686
Rajesh Exports, Ltd.	22,817	202,425
Rallis India, Ltd.	9,977	25,210
Ramco Industries, Ltd.	9,978	27,273
Ramco Systems, Ltd. (A)	2,253	9,908
Rashtriya Chemicals & Fertilizers, Ltd.	47,845	39,526
Raymond, Ltd.	13,612	124,730
Redington India, Ltd.	137,134	174,174
Reliance Capital, Ltd.	25,218	97,576
Reliance Communications, Ltd. (A)	501,471	82,734
Reliance Home Finance, Ltd.	31,920	21,626
Reliance Industries, Ltd.	165,331	2,861,771
Reliance Industries, Ltd., GDR (C)	554,303	19,072,981
Reliance Power, Ltd. (A)	359,775	131,245
Rico Auto Industries, Ltd.	25,245	23,870
Ruchi Soya Industries, Ltd. (A)	21,355	2,033
Rural Electrification Corp., Ltd.	307,918	418,891
Sadbhav Engineering, Ltd.	12,808	39,766
Sanghi Industries, Ltd. (A)	18,735	18,571
Sarda Energy & Minerals, Ltd.	1,740	8,353
Sasken Technologies, Ltd.	1,557	19,121
Sequent Scientific, Ltd.	15,042	10,463
Sharda Cropchem, Ltd.	2,311	10,844
Shilpa Medicare, Ltd.	3,500	19,509
Shipping Corp. of India, Ltd. (A)	65,690	37,753
Shriram City Union Finance, Ltd.	6,049	139,295
Shriram EPC, Ltd. (A)	28,468	4,166
Shriram Transport Finance
Company, Ltd.	76,475	1,215,704
Simplex Infrastructures, Ltd.	4,647	18,248
Sintex Plastics Technology, Ltd. (A)	113,866	45,659
SML ISUZU, Ltd.	886	8,286
Sobha, Ltd.	22,691	124,685
Solara Active Pharma Sciences, Ltd. (A)	230	861
Srei Infrastructure Finance, Ltd.	64,363	29,019
SRF, Ltd.	4,570	107,753
Srikalahasthi Pipes, Ltd.	5,355	13,662
State Bank of India (A)	451,672	1,655,370
Steel Authority of India, Ltd. (A)	153,968	144,646
Strides Pharma Science, Ltd.	1,385	8,252
Sun Pharmaceutical Industries, Ltd.	58,080	499,352
Sunteck Realty, Ltd.	17,488	96,333
Surya Roshni, Ltd.	3,874	12,404
Syndicate Bank (A)	32,580	13,879
TAKE Solutions, Ltd.	15,978	33,973
Tamil Nadu Newsprint & Papers, Ltd.	8,715	30,917
Tata Chemicals, Ltd.	34,619	330,579
Tata Global Beverages, Ltd.	149,468	481,505
Tata Motors, Ltd. (A)	660,264	2,040,970
Tata Steel, Ltd.	202,783	1,622,552
Tech Mahindra, Ltd.	170,607	1,758,221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Techno Electric & Engineering
Company, Ltd. (A)(D)	7,407	$26,362
Texmaco Rail & Engineering, Ltd.	28,232	22,986
The Great Eastern Shipping
Company, Ltd.	30,495	124,505
The India Cements, Ltd.	98,907	138,763
The Indian Hotels Company, Ltd.	109,797	209,075
The Jammu & Kashmir Bank, Ltd. (A)	100,271	55,365
The Karnataka Bank, Ltd.	83,273	111,168
The Karur Vysya Bank, Ltd.	198,710	212,501
The Lakshmi Vilas Bank, Ltd. (A)	35,933	35,259
The South Indian Bank, Ltd.	417,562	76,067
The Tinplate Company of India, Ltd.	9,656	20,252
Thirumalai Chemicals, Ltd.	4,630	7,923
TI Financial Holdings, Ltd.	16,139	122,696
Tide Water Oil Company India, Ltd.	125	8,828
Time Technoplast, Ltd.	29,797	52,226
Titagarh Wagons, Ltd.	22,692	22,317
Tourism Finance Corp. of India, Ltd.	3,410	5,590
Transport Corp. of India, Ltd.	6,363	24,859
Trident, Ltd.	47,430	37,313
Triveni Engineering &
Industries, Ltd. (A)	24,882	13,354
Tube Investments of India, Ltd.	18,475	75,177
TV Today Network, Ltd.	3,975	22,381
TV18 Broadcast, Ltd. (A)	248,227	120,055
UCO Bank (A)	85,194	19,754
Uflex, Ltd.	13,952	55,649
UFO Moviez India, Ltd.	3,603	15,268
Unichem Laboratories, Ltd.	17,100	45,929
Union Bank of India (A)	40,346	36,463
UPL, Ltd.	4,140	37,970
VA Tech Wabag, Ltd.	7,507	30,234
Vardhman Textiles, Ltd.	7,410	103,775
Vedanta, Ltd.	224,895	721,093
Vedanta, Ltd., ADR	139,809	1,789,555
Vijaya Bank	99,195	61,338
Vindhya Telelinks, Ltd.	1,163	20,857
Visaka Industries, Ltd.	1,623	9,857
Vodafone Idea, Ltd. (A)	832,925	446,580
Welspun Corp., Ltd.	43,047	76,055
Welspun Enterprises, Ltd.	18,967	32,723
Welspun India, Ltd.	48,637	39,903
West Coast Paper Mills, Ltd.	3,765	16,786
Wipro, Ltd.	589,060	2,620,300
Wockhardt, Ltd. (A)	4,216	31,489
Yes Bank, Ltd.	170,761	434,046
Zee Learn, Ltd.	23,579	11,718
Zee Media Corp., Ltd. (A)	31,956	10,117
Zensar Technologies, Ltd.	25,285	99,732
		89,425,425
Indonesia - 2.2%
Adaro Energy Tbk PT	7,082,300	871,431
Adhi Karya Persero Tbk PT	840,700	78,345
Agung Podomoro Land Tbk PT (A)	3,248,000	32,950
Alam Sutera Realty Tbk PT (A)	5,702,700	109,282
Aneka Tambang Tbk PT	814,006	46,093
Asahimas Flat Glass Tbk PT	62,500	19,012
Astra Agro Lestari Tbk PT	215,555	179,368
Astra International Tbk PT	957,600	471,807
Astra Otoparts Tbk PT	267,700	25,693
Bakrie Telecom Tbk PT (A)	17,557,300	58,911
Bank Bukopin Tbk PT (A)	1,802,600	43,282
Bank Danamon Indonesia Tbk PT	1,179,894	570,040
Bank Mandiri Persero Tbk PT	4,633,340	2,087,846
Bank Negara Indonesia Persero Tbk PT	3,228,481	1,603,239
Bank Pan Indonesia Tbk PT (A)	1,542,497	101,375
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	810,100	110,337
Bank Pembangunan Daerah Jawa Timur
Tbk PT	1,424,000	62,120
Bank Tabungan Negara Persero Tbk PT	2,067,861	364,741
Bank Tabungan Pensiunan Nasional
Tbk PT	145,900	36,611
Barito Pacific Tbk PT	1,904,800	235,128
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	24,613
Benakat Integra Tbk PT (A)	8,664,700	29,102
Berlian Laju Tanker Tbk PT (A)(D)	16,708,166	0
BISI International Tbk PT	564,400	64,383
Blue Bird Tbk PT	90,600	18,849
Bumi Serpong Damai Tbk PT (A)	2,411,600	186,762
Ciputra Development Tbk PT	6,132,944	359,616
Eagle High Plantations Tbk PT (A)	2,150,100	29,136
Elnusa Tbk PT	1,954,900	48,837
Energi Mega Persada Tbk PT (A)	2,262,301	19,888
Erajaya Swasembada Tbk PT	500,300	80,540
Gajah Tunggal Tbk PT (A)	964,900	40,785
Global Mediacom Tbk PT	3,942,400	106,847
Harum Energy Tbk PT	299,900	48,274
Holcim Indonesia Tbk PT (A)	807,168	57,145
Indah Kiat Pulp & Paper Corp. Tbk PT	1,265,000	1,471,871
Indika Energy Tbk PT	768,500	144,361
Indo Tambangraya Megah Tbk PT	138,100	239,571
Indocement Tunggal Prakarsa Tbk PT	12,600	15,638
Indofood Sukses Makmur Tbk PT	1,797,600	711,787
Indomobil Sukses Internasional Tbk PT	95,400	13,123
Intiland Development Tbk PT (A)	3,071,800	60,178
Japfa Comfeed Indonesia Tbk PT	1,507,270	207,357
Jaya Real Property Tbk PT	215,500	7,963
Kawasan Industri Jababeka Tbk PT (A)	8,573,499	125,568
KMI Wire & Cable Tbk PT	1,066,500	18,450
Krakatau Steel Persero Tbk PT (A)	540,000	14,492
Lippo Cikarang Tbk PT (A)	223,200	27,232
Lippo Karawaci Tbk PT	7,443,993	171,773
Malindo Feedmill Tbk PT (A)	128,500	10,948
Matahari Putra Prima Tbk PT (A)	315,100	3,973
Medco Energi Internasional Tbk PT (A)	3,934,933	264,091
Media Nusantara Citra Tbk PT	1,771,100	95,582
Metrodata Electronics Tbk PT	233,100	11,419
Mitra Pinasthika Mustika Tbk PT	243,500	15,203
MNC Investama Tbk PT (A)	15,144,900	88,358
Modernland Realty Tbk PT	4,331,800	63,271
Multipolar Tbk PT (A)	2,951,400	16,833
Pakuwon Jati Tbk PT	433,600	14,996
Pan Brothers Tbk PT	1,456,700	53,760
Panin Financial Tbk PT (A)	5,878,700	98,575
Paninvest Tbk PT (A)	660,500	48,514
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,544,200	131,971
PP Persero Tbk PT	1,380,900	141,303
Ramayana Lestari Sentosa Tbk PT	827,900	72,196
Salim Ivomas Pratama Tbk PT	1,797,900	59,100
Sampoerna Agro Tbk PT	331,700	51,880
Semen Baturaja Persero Tbk PT	58,500	10,756
Semen Indonesia Persero Tbk PT	872,500	580,817
Sentul City Tbk PT (A)	6,742,000	50,228
Siloam International Hospitals Tbk
PT (A)	161,400	31,645
Sri Rejeki Isman Tbk PT	4,031,800	93,041
Summarecon Agung Tbk PT	2,062,100	90,747

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Surya Esa Perkasa Tbk PT (A)	867,800	$15,718
Surya Semesta Internusa Tbk PT	2,215,800	72,232
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	1,428,300	16,103
Timah Tbk PT	1,683,460	84,120
Tiphone Mobile Indonesia Tbk PT	773,100	38,093
Trias Sentosa Tbk PT (A)	1,792,200	48,037
Truba Alam Manunggal Engineering Tbk
PT (A)	11,991,500	805
Tunas Baru Lampung Tbk PT	1,425,400	99,859
Tunas Ridean Tbk PT	1,022,500	76,513
United Tractors Tbk PT	419,600	929,008
Vale Indonesia Tbk PT (A)	727,100	180,876
Visi Media Asia Tbk PT (A)	2,030,800	18,836
Waskita Beton Precast Tbk PT	3,575,000	85,831
Waskita Karya Persero Tbk PT	1,679,900	191,573
Wijaya Karya Beton Tbk PT	1,729,800	42,247
Wijaya Karya Persero Tbk PT	1,459,900	133,652
XL Axiata Tbk PT (A)	1,601,600	296,539
		15,881,001
Malaysia - 2.7%
Aeon Company M BHD	138,100	56,712
AFFIN Bank BHD (B)	275,290	158,903
AirAsia Group BHD	788,100	601,579
Alliance Bank Malaysia BHD	473,600	478,376
Allianz Malaysia BHD	4,100	12,679
AMMB Holdings BHD	642,962	641,527
Ann Joo Resources BHD	64,400	27,535
Batu Kawan BHD	3,100	12,735
Benalec Holdings BHD	110,400	6,401
Berjaya Assets BHD (A)	77,400	5,609
Berjaya Corp. BHD (A)	1,358,793	95,170
Berjaya Land BHD (A)	244,400	14,167
BIMB Holdings BHD	29,900	27,385
Borneo Oil BHD (A)	734,100	9,757
Boustead Holdings BHD	272,888	125,897
Boustead Plantations BHD	168,140	45,912
Bumi Armada BHD (A)	1,371,800	175,711
Cahya Mata Sarawak BHD	153,500	108,299
CB Industrial Product Holding BHD	35,900	9,628
CIMB Group Holdings BHD	1,991,575	2,891,418
Coastal Contracts BHD (A)	86,000	19,530
CSC Steel Holdings BHD	64,700	18,760
Cypark Resources BHD	35,200	20,396
Dayang Enterprise Holdings BHD (A)	120,000	22,042
DRB-Hicom BHD	338,600	177,465
Eastern & Oriental BHD (A)	262,137	83,623
Eco World Development Group BHD (A)	401,900	116,560
Ekovest BHD	395,800	58,794
Engtex Group BHD	67,800	16,376
Evergreen Fibreboard BHD	209,800	28,382
FGV Holdings BHD	786,600	294,392
Gabungan AQRS BHD	69,400	18,628
Gadang Holdings BHD	128,400	21,866
Gamuda BHD	161,700	131,327
Genting BHD	1,134,600	2,140,904
Genting Malaysia BHD	112,900	136,099
Glomac BHD	106,040	10,383
HAP Seng Consolidated BHD	92,820	222,011
Hap Seng Plantations Holdings BHD	76,300	40,734
Hengyuan Refining Company BHD (B)	40,700	62,547
HeveaBoard BHD	147,900	31,619
Hiap Teck Venture BHD (A)	368,000	38,669
Hong Leong Financial Group BHD	121,899	568,196
Hua Yang BHD (A)	97,421	10,067
IGB BHD	114,135	71,715
IJM Corp. BHD (B)	1,169,460	508,326
Inch Kenneth Kajang Rubber PLC	106,800	17,159
Insas BHD	256,669	53,025
IOI Properties Group BHD (B)	529,175	213,604
Iris Corp. BHD (A)	380,100	13,308
Iskandar Waterfront City BHD (A)	214,100	33,085
JAKS Resources BHD (A)	165,400	41,151
Jaya Tiasa Holdings BHD	210,626	33,585
JCY International BHD	265,600	17,661
Keck Seng Malaysia BHD	107,500	108,009
Kenanga Investment Bank BHD	233,945	41,283
Kian JOO CAN Factory BHD	153,700	90,138
KNM Group BHD (A)	991,800	37,142
KSL Holdings BHD (A)	286,000	56,319
Kumpulan Fima BHD	2,300	878
Land & General BHD	814,920	38,288
LBS Bina Group BHD	305,800	59,794
Lion Industries Corp. BHD (A)	138,700	32,661
Magnum BHD	257,300	119,365
Mah Sing Group BHD	495,700	122,282
Malayan Banking BHD	551,418	1,304,174
Malayan Flour Mills BHD (B)	132,300	33,854
Malaysia Building Society BHD	505,386	123,200
Malaysia Marine and Heavy Engineering
Holdings BHD	42,700	6,451
Malaysian Bulk Carriers BHD (A)	120,600	15,008
Malaysian Pacific Industries BHD	10,900	32,014
Malaysian Resources Corp. BHD (B)	883,800	153,703
Malton BHD	219,900	27,858
Matrix Concepts Holdings BHD	43,800	22,109
Media Prima BHD (A)	396,400	46,943
Mega First Corp. BHD	93,200	76,469
MISC BHD	487,200	713,507
Mitrajaya Holdings BHD	168,480	16,696
MKH BHD	97,630	29,755
MMC Corp. BHD	223,000	73,702
MNRB Holdings BHD (A)	15,000	4,092
Muda Holdings BHD	53,500	24,419
Mudajaya Group BHD (A)	92,200	9,693
Muhibbah Engineering M BHD	114,800	83,478
Mulpha International BHD (A)	73,710	35,252
Naim Holdings BHD (A)	67,100	8,429
Oriental Holdings BHD	132,020	197,727
OSK Holdings BHD	455,097	105,541
Pantech Group Holdings BHD	170,466	19,768
Parkson Holdings BHD (A)	134,267	12,653
Petron Malaysia Refining &
Marketing BHD	27,500	54,811
PIE Industrial BHD	57,700	22,298
PPB Group BHD	167,100	677,200
Protasco BHD	160,270	14,136
RHB Bank BHD	262,789	342,794
Salcon BHD	250,430	15,105
Sapura Energy BHD (A)(B)	2,099,700	208,191
Sarawak Oil Palms BHD	89,185	59,892
Selangor Properties BHD	24,000	24,329
Shangri-La Hotels Malaysia BHD	40,400	56,236
Sime Darby BHD	616,100	388,468
Sime Darby Property BHD	138,600	39,500
SP Setia BHD Group	262,225	171,073
Star Media Group BHD	62,000	11,902
Sumatec Resources BHD (A)	915,000	6,623
Sunway BHD	461,722	168,419
Ta Ann Holdings BHD	75,048	48,412

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
TA Enterprise BHD	476,600	$74,273
TA Global BHD	456,900	31,460
Tan Chong Motor Holdings BHD	42,500	16,520
TDM BHD	96,590	5,713
Thong Guan Industries BHD	36,300	22,803
TIME dotCom BHD	61,100	122,358
Tiong NAM Logistics Holdings (A)	49,776	11,542
Tropicana Corp. BHD	272,140	59,491
Tune Protect Group BHD	111,900	20,688
UEM Edgenta BHD	42,600	26,141
UEM Sunrise BHD	782,300	156,694
Unisem M BHD	205,280	153,626
United Malacca BHD	68,300	98,849
UOA Development BHD	336,500	186,805
Velesto Energy BHD (A)	1,427,470	96,596
Vivocom International Holdings
BHD (A)	1,011,666	6,103
Wah Seong Corp. BHD (A)	127,000	32,527
WCT Holdings BHD	415,214	89,289
YNH Property BHD	170,719	57,489
YTL Corp. BHD	2,325,414	701,923
		18,960,322
Malta - 0.0%
Brait SE (A)	23,880	63,823
Mexico - 3.9%
Alfa SAB de CV, Class A	1,451,398	1,866,017
Alpek SAB de CV (A)	243,135	394,312
Arca Continental SAB de CV	54,574	352,220
Banco del Bajio SA (B)(C)	14,877	36,727
Banco Santander Mexico SA, B
Shares (B)	667,289	1,043,330
Becle SAB de CV (B)	65,112	105,110
Bio Pappel SAB de CV (A)	16,029	16,257
Cemex SAB de CV, ADR (A)	392,621	2,764,052
Coca-Cola Femsa SAB de CV, Series L	80,640	493,087
Consorcio ARA SAB de CV	214,885	78,311
Corp. Actinver SAB de CV	30,824	22,236
Credito Real SAB de CV	101,646	139,591
El Puerto de Liverpool SAB de CV,
Series C1	45,846	344,470
Elementia SAB de CV (A)(B)(C)	10,350	6,830
Genomma Lab Internacional SAB de CV,
Class B (A)(B)	52,565	45,869
Gentera SAB de CV (B)	324,900	328,650
Grupo Aeromexico SAB de CV (A)(B)	81,481	110,679
Grupo Bimbo SAB de CV, Series A	12,598	26,806
Grupo Carso SAB de CV, Series A1	176,726	588,331
Grupo Cementos de Chihuahua SAB
de CV	54,665	357,160
Grupo Comercial Chedraui SA de CV	165,869	370,755
Grupo Elektra SAB de CV	10,109	459,167
Grupo Famsa SAB de CV, Class A (A)	60,589	36,423
Grupo Financiero Banorte SAB de CV,
Series O	864,065	6,250,781
Grupo Financiero Inbursa SAB de CV,
Series O	606,824	953,979
Grupo Herdez SAB de CV	55,503	124,418
Grupo Hotelero Santa Fe SAB de
CV (A)	18,100	9,865
Grupo Industrial Saltillo SAB de CV	84,674	131,622
Grupo KUO SAB de CV, Series B	140,698	351,256
Grupo Lala SAB de CV (B)	17,700	20,240
Grupo Mexico SAB de CV, Series B	1,440,882	4,146,944
Grupo Pochteca SAB de CV (A)	11,500	4,142
Grupo Rotoplas SAB de CV (A)(B)	8,100	9,955
Grupo Sanborns SAB de CV	169,891	173,395
Grupo Simec SAB de CV, Series B (A)	37,957	114,759
Grupo Sports World SAB de CV (A)	9,300	9,686
Grupo Televisa SAB	90,222	320,603
Hoteles City Express SAB de CV (A)	50,996	63,166
Industrias Bachoco SAB de CV, ADR	2,397	129,270
Industrias Bachoco SAB de CV, Series B	56,884	256,090
Industrias CH SAB de CV, Series B (A)	78,716	323,882
Industrias Penoles SAB de CV	24,217	416,674
La Comer SAB de CV (A)	150,009	169,856
Maxcom Telecomunicaciones SAB de
CV (A)	3,007	988
Mexichem SAB de CV	515,551	1,765,061
Minera Frisco SAB de CV, Series A1 (A)	136,529	52,528
Nemak SAB de CV (C)	191,466	144,259
OHL Mexico SAB de CV	26,444	39,665
Organizacion Cultiba SAB de CV	89,403	82,313
Organizacion Soriana SAB de CV,
Series B (A)	625,576	1,084,412
Promotora y Operadora de
Infraestructura SAB de CV	13,411	142,745
Promotora y Operadora de
Infraestructura SAB de CV, L Shares	10,584	82,290
Qualitas Controladora SAB de CV	7,137	18,969
Rassini SAB de CV	14,331	53,935
Rassini SAB de CV, Class A	12,099	23,404
TV Azteca SAB de CV	545,177	66,421
Unifin Financiera SAB de CV	21,575	54,773
Vitro SAB de CV, Series A	43,997	129,189
		27,707,925
Philippines - 1.1%
8990 Holdings, Inc.	151,300	20,399
Alliance Global Group, Inc. (A)	1,733,100	400,298
Bank of the Philippine Islands	83,770	129,162
BDO Unibank, Inc.	488,907	1,084,038
Cebu Air, Inc.	91,170	118,097
CEMEX Holdings
Philippines, Inc. (A)(C)	719,000	31,655
Century Properties Group, Inc.	1,726,673	14,224
China Banking Corp.	115,328	61,582
Cosco Capital, Inc.	1,004,800	107,836
DMCI Holdings, Inc.	569,300	119,892
East West Banking Corp. (A)	172,500	40,363
EEI Corp. (A)	43,000	6,757
Emperador, Inc.	150,500	19,615
Empire East Land Holdings, Inc. (A)	997,000	10,206
Energy Development Corp. (A)	1,288,030	168,779
Filinvest Development Corp.	211,875	27,799
Filinvest Land, Inc.	5,094,500	134,709
First Philippine Holdings Corp.	113,380	135,257
Global Ferronickel Holdings, Inc. (A)	272,000	9,359
GT Capital Holdings, Inc.	17,767	269,297
International Container Terminal
Services, Inc.	55,000	95,727
JG Summit Holdings, Inc.	997,920	995,655
Lopez Holdings Corp.	972,600	79,667
LT Group, Inc.	622,100	165,892
Megaworld Corp.	4,474,000	364,380
Metropolitan Bank & Trust Company	221,176	274,372
Nickel Asia Corp.	462,400	37,458
Pepsi-Cola Products Philippines, Inc.	243,000	8,076
Petron Corp.	1,213,300	195,173
Philex Mining Corp.	161,300	9,979
Philippine National Bank (A)	120,540	95,906
Philtown Properties, Inc. (A)(D)	3,844	110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Phinma Energy Corp.	675,000	$12,498
Phoenix Petroleum Philippines, Inc.	146,300	29,003
Premium Leisure Corp.	815,000	13,130
RFM Corp.	266,000	23,867
Rizal Commercial Banking Corp.	242,603	113,576
Robinsons Land Corp.	1,093,868	410,576
Robinsons Retail Holdings, Inc.	28,940	42,683
San Miguel Corp.	198,850	623,915
San Miguel Food and Beverage, Inc.	76,700	137,517
Security Bank Corp.	51,500	146,746
SSI Group, Inc.	476,000	19,574
Top Frontier Investment
Holdings, Inc. (A)	66,104	342,968
Travellers International Hotel
Group, Inc. (A)	831,800	80,055
Union Bank of the Philippines	181,940	225,673
Vista Land & Lifescapes, Inc.	2,175,200	245,095
		7,698,595
Poland - 1.4%
Agora SA	13,345	32,587
Alior Bank SA (A)	278	4,745
Amica SA	955	28,433
Asseco Poland SA	33,027	426,886
Bank Handlowy w Warszawie SA	2,573	53,858
Bank Millennium SA (A)	166,967	418,981
Bioton SA (A)(B)	17,651	28,208
Boryszew SA (A)	12,781	17,514
Ciech SA	3,612	46,394
Cyfrowy Polsat SA (A)	38,190	230,325
Enea SA (A)	96,042	208,289
Firma Oponiarska Debica SA	1,142	34,336
Getin Holding SA (A)	8,992	657
Grupa Azoty SA	16,014	137,168
Grupa Kety SA	258	26,888
Grupa Lotos SA	48,855	993,688
Impexmetal SA (A)	17,409	17,746
Jastrzebska Spolka Weglowa SA (A)	819	14,736
KGHM Polska Miedz SA (A)	38,703	933,165
LC Corp. SA	147,244	99,090
Lubelski Wegiel Bogdanka SA (A)	3,833	62,344
mBank SA	1,840	223,188
Netia SA (A)(B)	53,085	64,767
Orbis SA	13,103	301,972
PGE Polska Grupa Energetyczna SA (A)	251,229	649,345
PKP Cargo SA (A)	10,751	139,893
Polnord SA (A)	18,927	48,119
Polski Koncern Naftowy ORLEN SA	94,851	2,599,964
Powszechna Kasa Oszczednosci Bank
Polski SA	123,550	1,435,306
Stalexport Autostrady SA	15,820	13,121
Stalprodukt SA	410	41,444
Tauron Polska Energia SA (A)	407,759	195,791
Vistula Group SA (A)	37,313	41,258
		9,570,206
Russia - 2.0%
Etalon Group PLC, GDR	15,223	35,485
Gazprom PJSC, ADR	847,509	4,229,097
LUKOIL PJSC, ADR	98,150	7,515,678
Magnitogorsk Iron & Steel Works
PJSC, GDR	23,536	243,004
Rosneft Oil Company PJSC, GDR	191,058	1,427,538
RusHydro PJSC, ADR	252,649	225,175
VTB Bank PJSC, GDR	235,696	315,530
		13,991,507
Singapore - 0.0%
Grindrod Shipping Holdings, Ltd. (A)	2,852	20,158
Pacc Offshore Services
Holdings, Ltd. (A)	46,598	9,201
		29,359
South Africa - 6.5%
Absa Group, Ltd.	293,019	3,142,685
Adcorp Holdings, Ltd. (A)	63,183	76,415
AECI, Ltd.	68,599	507,636
African Oxygen, Ltd.	27,344	58,058
African Phoenix Investments, Ltd. (A)	690,372	25,379
African Rainbow Minerals, Ltd.	48,629	441,378
Alexander Forbes Group Holdings, Ltd.	329,530	114,726
Allied Electronics Corp., Ltd., A
Shares (A)	12,026	13,910
Alviva Holdings, Ltd.	80,385	104,988
Anglo American Platinum, Ltd.	21,613	706,596
AngloGold Ashanti, Ltd.	149,901	1,295,262
AngloGold Ashanti, Ltd., ADR	73,839	633,540
ArcelorMittal South Africa, Ltd. (A)	70,042	16,163
Ascendis Health, Ltd. (A)	19,735	14,328
Aspen Pharmacare Holdings, Ltd.	54,577	653,086
Assore, Ltd.	13,900	339,333
Aveng, Ltd. (A)	2,832,517	7,993
Balwin Properties, Ltd.	44,251	10,974
Barloworld, Ltd.	137,364	1,196,636
Blue Label Telecoms, Ltd. (A)	135,164	50,065
Caxton and CTP Publishers &
Printers, Ltd.	126,395	89,745
Clover Industries, Ltd.	75,758	80,737
Consolidated Infrastructure
Group, Ltd. (A)	36,148	8,329
DataTec, Ltd.	112,154	183,367
DRDGOLD, Ltd.	141,067	33,525
EOH Holdings, Ltd.	40,577	108,271
Exxaro Resources, Ltd.	86,542	889,676
Gold Fields, Ltd.	73,728	176,665
Gold Fields, Ltd., ADR	491,193	1,188,687
Grindrod, Ltd. (A)	114,082	62,917
Group Five, Ltd. (A)	75,010	4,789
Harmony Gold Mining Company, Ltd.,
ADR (B)	24,800	41,168
Hudaco Industries, Ltd.	16,112	164,662
Hulamin, Ltd.	112,965	43,118
Imperial Holdings, Ltd.	92,044	1,138,029
Investec, Ltd.	98,322	691,308
Invicta Holdings, Ltd.	6,327	15,753
KAP Industrial Holdings, Ltd.	859,753	468,614
Kumba Iron Ore, Ltd.	20,950	474,696
Lewis Group, Ltd.	50,904	115,464
Liberty Holdings, Ltd.	79,485	633,004
Life Healthcare Group Holdings, Ltd.	236,538	410,729
Long4Life, Ltd.	31,563	10,515
Merafe Resources, Ltd.	926,140	106,764
Metair Investments, Ltd.	84,617	89,506
MMI Holdings, Ltd. (A)	430,062	527,439
Mpact, Ltd.	122,080	204,692
MTN Group, Ltd.	949,023	5,876,896
Murray & Roberts Holdings, Ltd.	246,808	289,517
Nampak, Ltd. (A)	380,867	412,744
Nedbank Group, Ltd.	85,052	1,591,050
Novus Holdings, Ltd.	30,686	9,017
Omnia Holdings, Ltd.	41,169	368,393
Peregrine Holdings, Ltd.	75,548	116,281
PPC, Ltd. (A)	583,092	266,161
Raubex Group, Ltd.	77,675	121,246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
RCL Foods, Ltd.	52,965	$61,999
Reunert, Ltd.	72,184	387,951
Sappi, Ltd.	277,659	1,741,847
Sasol, Ltd.	180,873	6,988,218
Sibanye Gold, Ltd. (A)	828,628	503,284
Sibanye Gold, Ltd., ADR (A)	80,211	199,725
Standard Bank Group, Ltd.	624,246	7,719,126
Steinhoff International Holdings
NV (A)(B)	1,059,536	172,357
Super Group, Ltd. (A)	214,342	607,537
Telkom SA SOC, Ltd.	182,369	666,043
Tongaat Hulett, Ltd.	66,308	347,216
Trencor, Ltd.	74,337	150,033
Tsogo Sun Holdings, Ltd.	157,749	227,533
Wilson Bayly Holmes-Ovcon, Ltd.	18,358	199,458
		46,394,952
South Korea - 17.5%
AJ Networks Company, Ltd.	2,832	15,730
AJ Rent A Car Company, Ltd. (A)	3,307	40,246
Ajin Industrial Company, Ltd. (A)	6,639	16,572
APS Holdings Corp. (A)	6,097	29,438
Asia Cement Company, Ltd.	654	84,892
ASIA Holdings Company, Ltd.	495	60,448
Asia Paper Manufacturing
Company, Ltd.	1,600	61,865
Asiana Airlines, Inc. (A)	29,698	116,877
AUK Corp.	7,292	16,006
Austem Company, Ltd.	7,960	28,873
Avaco Company, Ltd. (A)	3,738	22,677
BGF Company, Ltd.	10,003	84,756
Bixolon Company, Ltd.	3,539	20,616
Bluecom Company, Ltd.	6,614	30,386
BNK Financial Group, Inc.	113,996	883,610
Bookook Securities Company, Ltd.	501	10,367
Busan City Gas Company, Ltd.	906	29,787
Byucksan Corp.	18,769	56,178
Capro Corp.	9,495	55,452
Chinyang Holdings Corp.	12,900	32,217
Chongkundang Holdings Corp.	1,353	84,778
Chosun Refractories Company, Ltd.	683	51,600
CJ CheilJedang Corp.	146	43,884
CJ Corp.	3,958	481,657
CJ Hello Company, Ltd.	15,955	146,834
CKD Bio Corp.	1,854	41,950
Cosmax BTI, Inc.	798	21,828
CROWNHAITAI Holdings
Company, Ltd.	2,323	29,712
Dae Dong Industrial Company, Ltd.	5,828	37,820
Dae Han Flour Mills Company, Ltd.	510	83,697
Dae Hyun Company, Ltd.	7,901	18,623
Dae Won Kang Up Company, Ltd.	4,005	14,436
Dae Young Packaging Company, Ltd. (A)	24,545	20,045
Daechang Forging Company, Ltd.	586	24,268
Daeduck Electronics Company	19,359	139,247
Daeduck GDS Company, Ltd.	7,133	78,771
Daegu Department Store	1,787	14,820
Daehan Steel Company, Ltd.	6,514	41,224
Daekyo Company, Ltd.	6,211	40,778
Daelim B&Co Company, Ltd.	4,889	23,444
Daelim C&S Company, Ltd.	2,109	23,764
Daelim Industrial Company, Ltd.	10,942	814,828
Daesang Corp.	11,011	260,547
Daesang Holdings Company, Ltd.	8,988	67,440
Daewon San Up Company, Ltd.	5,336	31,219
Daewoo Engineering & Construction
Company, Ltd. (A)	47,611	253,985
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (A)	19,592	611,935
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	42,677
Daishin Securities Company, Ltd.	20,594	231,861
Daou Data Corp.	6,441	65,607
Daou Technology, Inc.	13,179	266,116
Dayou Automotive Seat Technology
Company, Ltd.	18,602	17,526
DB Financial Investment Company, Ltd.	17,216	66,363
DB Insurance Company, Ltd.	4,433	290,921
DB, Inc. (A)	29,805	26,330
DGB Financial Group, Inc.	71,379	652,999
Display Tech Company, Ltd.	1,170	4,119
Dong A Eltek Company, Ltd.	3,101	25,491
Dong Ah Tire & Rubber
Company, Ltd. (A)	517	6,338
Dong-A Socio Holdings Company, Ltd.	113	11,564
Dong-Ah Geological Engineering
Company, Ltd.	3,416	58,307
Dongbang Transport Logistics
Company, Ltd.	7,517	12,638
Dongbu Corp. (A)	2,944	24,276
Dong-Il Corp.	741	48,560
Dongil Industries Company, Ltd.	859	52,665
Dongkuk Industries Company, Ltd.	14,391	40,342
Dongkuk Steel Mill Company, Ltd.	30,148	253,062
DONGSUNG Corp.	8,793	46,995
Dongwha Enterprise Company, Ltd.	885	24,060
Dongwon Development Company, Ltd.	20,645	76,655
Dongwon Industries Company, Ltd.	259	69,827
Dongyang E&P, Inc.	2,026	18,624
Doosan Bobcat, Inc.	6,624	241,247
Doosan Corp.	2,485	305,694
Doosan Heavy Industries & Construction
Company, Ltd. (A)	30,654	411,778
Doosan Infracore Company, Ltd. (A)(B)	71,207	628,817
DRB Holding Company, Ltd.	3,979	24,854
DTR Automotive Corp.	2,636	83,051
DY Corp.	7,611	38,766
Eagon Holdings Company, Ltd.	11,259	29,960
Easy Bio, Inc.	21,230	147,846
Elentec Company, Ltd. (A)	3,837	10,860
e-LITECOM Company, Ltd.	2,998	15,512
E-MART, Inc.	7,598	1,421,542
ENF Technology Company, Ltd.	3,476	40,417
Eugene Corp.	23,025	143,078
Eugene Investment & Securities
Company, Ltd. (A)	34,528	90,187
Eusu Holdings Company, Ltd. (A)	6,851	41,564
EVERDIGM Corp.	3,744	30,067
FarmStory Company, Ltd. (A)	33,283	37,803
Feelux Company, Ltd. (B)	13,613	215,305
Fine Technix Company, Ltd. (A)	9,436	18,277
Gaon Cable Company, Ltd.	1,692	32,774
GMB Korea Corp. (B)	3,673	23,470
Golfzon Newdin Holdings
Company, Ltd.	9,910	41,453
GS Engineering & Construction Corp.	17,455	822,657
GS Global Corp.	18,463	54,726
GS Holdings Corp.	27,931	1,387,579
Gwangju Shinsegae Company, Ltd.	425	79,305
Halla Corp.	14,352	71,828
Halla Holdings Corp.	4,149	151,612

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Han Kuk Carbon Company, Ltd.	13,087	$82,820
Hana Financial Group, Inc.	138,390	5,556,746
Hana Micron, Inc. (A)	7,137	29,156
Handsome Company, Ltd.	6,134	207,080
Hanil Cement Company, Ltd. (A)	988	132,268
Hanil Holdings Company, Ltd.	811	53,006
Hanjin Heavy Industries & Construction
Company, Ltd. (A)	24,771	57,596
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (A)	3,239	10,210
Hanjin Kal Corp.	17,644	357,841
Hanjin Transportation Company, Ltd.	3,283	96,780
Hankook Tire Company, Ltd.	31,038	1,401,192
Hankuk Paper Manufacturing
Company, Ltd.	2,119	39,533
Hansae Yes24 Holdings Company, Ltd.	2,829	25,167
Hanshin Construction Company, Ltd.	2,652	44,439
Hansol Holdings Company, Ltd.	20,990	95,152
Hansol HomeDeco Company, Ltd.	32,560	49,994
Hansol Paper Company, Ltd.	6,253	113,845
Hansol Technics Company, Ltd. (A)	6,061	45,666
Hanwha Aerospace Company, Ltd. (A)	15,703	359,481
Hanwha Chemical Corp.	57,964	1,008,363
Hanwha Corp.	23,412	692,399
Hanwha Galleria Timeworld
Company, Ltd. (A)	709	23,804
Hanwha General Insurance
Company, Ltd.	28,986	183,458
Hanwha Investment & Securities
Company, Ltd. (A)	55,115	128,869
Hanwha Life Insurance Company, Ltd.	157,937	753,235
Hanyang Securities Company, Ltd.	4,374	29,523
Harim Company, Ltd. (A)(B)	9,581	26,327
HDC Holdings Company, Ltd. (B)	40,053	827,078
HDC Hyundai Engineering Plastics
Company, Ltd.	6,308	32,924
Heung-A Shipping Company, Ltd. (A)	82,056	39,420
Heungkuk Fire & Marine Insurance
Company, Ltd. (A)	10,735	56,714
Hite Jinro Company, Ltd.	6,671	101,346
Hitejinro Holdings Company, Ltd.	4,248	30,633
HS R&A Company, Ltd.	15,740	33,199
Humax Company, Ltd. (A)	6,327	36,791
Husteel Company, Ltd.	1,272	16,462
Huvis Corp.	7,469	61,539
Hwa Shin Company, Ltd.	8,422	23,497
Hwacheon Machine Tool Company, Ltd.	269	11,905
Hwangkum Steel & Technology
Company, Ltd.	3,827	37,607
HwaSung Industrial Company, Ltd.	4,800	63,997
Hy-Lok Corp.	3,024	64,746
Hyundai BNG Steel Company, Ltd.	5,400	54,787
Hyundai Construction Equipment
Company, Ltd. (A)	2,162	238,694
Hyundai Corp. (B)	3,928	117,509
Hyundai Department Store
Company, Ltd.	6,481	580,785
Hyundai Electric & Energy System
Company, Ltd. (A)(B)	2,234	139,154
Hyundai Engineering & Construction
Company, Ltd.	37,367	2,272,677
Hyundai Glovis Company, Ltd.	3,012	352,949
Hyundai Greenfood Company, Ltd.	15,345	194,330
Hyundai Heavy Industries
Company, Ltd. (A)	10,770	1,305,405
Hyundai Heavy Industries Holdings
Company, Ltd. (A)	4,867	1,776,744
Hyundai Home Shopping Network Corp.	2,047	204,813
Hyundai Hy Communications &
Network Company, Ltd.	20,470	77,068
Hyundai Mipo Dockyard
Company, Ltd. (A)(B)	3,798	354,306
Hyundai Mobis Company, Ltd.	19,826	4,073,787
Hyundai Motor Company	41,121	4,800,001
Hyundai Motor Securities Company, Ltd.	9,365	82,229
Hyundai Steel Company	40,564	2,066,591
Hyundai Wia Corp.	5,949	227,137
Iljin Electric Company, Ltd.	8,990	35,889
Iljin Holdings Company, Ltd. (A)	8,578	34,175
Ilshin Spinning Company, Ltd.	712	69,960
Ilsung Pharmaceuticals Company, Ltd.	353	32,314
iMarketKorea, Inc.	8,098	48,017
Industrial Bank of Korea	115,432	1,586,379
INITECH Company, Ltd. (A)	2,169	14,664
Interpark Holdings Corp.	25,354	57,131
INTOPS Company, Ltd.	3,542	28,267
Inzi Controls Company, Ltd.	2,171	11,586
IS Dongseo Company, Ltd.	4,948	171,900
ISU Chemical Company, Ltd. (B)	4,901	48,820
IsuPetasys Company, Ltd.	9,598	48,441
Jahwa Electronics Company, Ltd.	3,997	44,665
JASTECH, Ltd.	3,426	24,532
JB Financial Group Company, Ltd.	54,482	296,085
Jeil Savings Bank (A)(D)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	33,446
KAON Media Company, Ltd.	5,215	35,951
KB Financial Group, Inc.	63,420	3,088,808
KB Financial Group, Inc., ADR	91,112	4,398,887
KC Company, Ltd.	3,208	60,329
KC Green Holdings Company, Ltd.	6,643	26,743
KCC Corp.	1,790	547,205
KCC Engineering & Construction
Company, Ltd.	1,855	16,873
KEC Corp.	37,908	42,048
Keyang Electric Machinery
Company, Ltd.	5,051	18,852
KG Eco Technology Service
Company, Ltd.	13,709	47,272
KGMobilians Company, Ltd.	6,437	44,962
KH Vatec Company, Ltd. (A)	6,230	53,350
Kia Motors Corp.	73,705	2,331,432
KISCO Corp.	13,400	81,069
KISCO Holdings Company, Ltd.	3,890	47,692
KISWIRE, Ltd.	3,517	83,852
KleanNara Company, Ltd. (A)	4,525	16,295
KMH Company, Ltd. (A)	10,939	77,869
Kodaco Company, Ltd.	12,718	27,466
Kolon Corp.	1,641	58,501
Kolon Global Corp.	2,757	20,031
Kolon Industries, Inc.	9,186	515,040
Kopla Company, Ltd.	6,174	20,679
Korea Alcohol Industrial Company, Ltd.	5,890	41,784
Korea Asset In Trust Company, Ltd.	10,953	55,176
Korea Autoglass Corp.	1,720	21,012
Korea Cast Iron Pipe Industries
Company, Ltd.	4,106	36,729
Korea Circuit Company, Ltd. (A)	6,559	38,966
Korea Electric Terminal Company, Ltd.	1,496	57,690
Korea Flange Company, Ltd. (A)	11,850	22,214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Investment Holdings
Company, Ltd.	9,508	$651,982
Korea Line Corp. (A)	5,266	114,622
Korea Petrochemical Industrial
Company, Ltd.	1,146	190,583
Korea Real Estate Investment & Trust
Company, Ltd.	20,049	50,427
Korean Air Lines Company, Ltd.	24,747	626,771
Korean Reinsurance Company, Ltd.	45,140	425,302
Kortek Corp.	5,352	79,847
KPX Chemical Company, Ltd.	933	54,255
KSS LINE, Ltd.	7,222	47,844
KT Hitel Company, Ltd. (A)	2,596	12,968
KT Skylife Company, Ltd.	1,768	22,315
KTB Investment & Securities
Company, Ltd. (A)	21,545	83,676
KTCS Corp.	21,201	48,752
Ktis Corp.	10,123	25,788
Kukdo Chemical Company, Ltd.	1,414	69,342
Kumho Industrial Company, Ltd.	2,808	30,120
Kumho Tire Company, Inc. (A)	22,700	108,458
Kumkang Kind Company, Ltd.	1,497	32,378
Kwang Dong Pharmaceutical
Company, Ltd.	3,830	26,412
Kwangju Bank Company, Ltd.	13,655	137,247
Kyeryong Construction
Industrial Company, Ltd. (A)	2,811	62,165
Kyobo Securities Company, Ltd.	9,350	82,178
Kyungbang Company, Ltd.	5,320	62,340
Kyung-In Synthetic Corp.	4,918	28,549
LF Corp.	11,362	266,832
LG Corp.	29,236	1,913,646
LG Display Company, Ltd., ADR (B)	256,338	2,222,450
LG Electronics, Inc.	49,636	3,176,240
LG Hausys, Ltd.	3,823	242,299
LG International Corp.	13,222	263,858
LG Uplus Corp.	97,424	1,607,371
LMS Company, Ltd.	2,614	13,954
Lotte Chemical Corp.	5,179	1,297,898
Lotte Chilsung Beverage Company, Ltd.	111	139,260
Lotte Confectionery Company, Ltd.	121	19,699
Lotte Corp. (A)	1,763	90,756
LOTTE Fine Chemical Company, Ltd.	3,197	149,553
LOTTE Himart Company, Ltd.	3,540	212,890
Lotte Non-Life Insurance Company, Ltd.	30,709	76,118
Lotte Shopping Company, Ltd.	3,673	694,118
LS Corp.	10,091	622,975
Lumens Company, Ltd. (A)	20,635	61,832
Maeil Holdings Company, Ltd.	1,712	20,987
MegaStudy Company, Ltd.	2,475	30,217
Meritz Financial Group, Inc.	4,196	47,474
Meritz Securities Company, Ltd.	122,862	459,927
Mi Chang Oil Industrial Company, Ltd.	546	39,389
Mirae Asset Daewoo Company, Ltd.	122,692	936,716
Mirae Asset Life Insurance
Company, Ltd.	44,184	204,695
MK Electron Company, Ltd.	7,860	63,388
MNTech Company, Ltd. (A)	8,763	33,083
Mobase Company, Ltd.	6,270	24,551
Moorim P&P Company, Ltd.	11,015	104,730
Moorim Paper Company, Ltd.	13,820	44,960
Muhak Company, Ltd.	5,644	78,107
Namsun Aluminum Company, Ltd. (A)	19,592	21,104
Namyang Dairy Products Company, Ltd.	181	105,744
Neowiz (A)	7,188	100,755
NEOWIZ HOLDINGS Corp. (A)	1,635	18,495
New Power Plasma Company, Ltd.	1,878	27,091
Nexen Corp.	9,530	54,048
Nexen Tire Corp.	13,165	113,579
NH Investment & Securities
Company, Ltd.	48,180	620,729
NHN Entertainment Corp. (A)	1,831	101,013
Nong Shim Holdings Company, Ltd.	962	71,119
NongShim Company, Ltd.	904	198,451
Noroo Holdings Company, Ltd.	1,638	20,451
NOROO Paint & Coatings
Company, Ltd.	3,102	33,558
NS Shopping Company, Ltd.	1,078	12,535
OCI Company, Ltd.	7,593	752,824
Opto Device Technology Company, Ltd.	2,641	16,661
Orion Holdings Corp.	3,022	51,357
Paik Kwang Industrial Company, Ltd.	7,958	22,565
Pan Ocean Company, Ltd. (A)	92,074	434,906
Pan-Pacific Company, Ltd. (A)	4,719	14,036
PaperCorea, Inc. (A)	14,307	14,635
Poonglim Industrial
Company, Ltd. (A)(D)	189	31
Poongsan Corp.	11,027	315,575
Poongsan Holdings Corp.	1,404	52,531
POSCO	32,392	8,598,353
POSCO Coated & Color Steel
Company, Ltd.	1,656	35,088
Posco Daewoo Corp.	22,132	417,588
POSCO, ADR	22,075	1,456,950
Power Logics Company, Ltd. (A)	13,310	64,789
Pyeong Hwa Automotive Company, Ltd.	4,945	33,741
RFTech Company, Ltd.	9,738	46,324
S&T Dynamics Company, Ltd. (A)	10,453	62,753
S&T Holdings Company, Ltd.	4,836	59,506
S&T Motiv Company, Ltd.	5,552	150,878
Sajo Industries Company, Ltd.	1,336	75,769
Sam Young Electronics Company, Ltd.	4,313	52,297
Samho Development Company, Ltd.	4,213	22,088
SAMHWA Paints Industrial
Company, Ltd.	4,550	31,495
Samick Musical Instruments
Company, Ltd.	28,916	53,163
Samjin LND Company, Ltd. (A)	9,393	19,984
Samkee Automotive Company, Ltd.	7,495	20,664
Sammok S-Form Company, Ltd.	1,315	16,773
SAMPYO Cement Company, Ltd.	14,943	57,959
Samsung C&T Corp.	15,076	1,759,256
Samsung Card Company, Ltd.	10,778	357,475
Samsung Fire & Marine
Insurance Company, Ltd.	2,893	740,577
Samsung Heavy Industries
Company, Ltd. (A)	137,680	1,002,621
Samsung Life Insurance Company, Ltd.	24,727	2,168,925
Samsung SDI Company, Ltd.	3,950	919,922
Samsung Securities Company, Ltd.	24,403	718,597
SAMT Company, Ltd.	11,604	18,894
Samyang Corp. (B)	1,625	106,822
Samyang Holdings Corp.	2,059	188,422
Samyang Tongsang Company, Ltd.	893	32,480
Sangsin Brake	3,243	15,932
SAVEZONE I&C CORP.	6,270	22,581
SBS Media Holdings Company, Ltd. (A)	23,148	53,204
Seah Besteel Corp.	7,041	123,782
SeAH Holdings Corp.	352	40,292
SeAH Steel Corp. (D)	1,700	104,981

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sebang Company, Ltd.	5,267	$63,389
Sebang Global Battery Company, Ltd.	3,884	131,464
Sebo Manufacturing Engineer Corp.	2,638	28,063
Sejong Industrial Company, Ltd.	3,216	22,177
Sekonix Company, Ltd. (A)	4,435	35,412
Seohan Company, Ltd.	34,363	67,360
Seohee Construction Company, Ltd. (B)	65,642	92,244
Seoyon Company, Ltd.	7,014	29,819
Seoyon E-Hwa Company, Ltd.	6,658	35,482
SFA Semicon Company, Ltd. (A)	17,820	31,182
SG&G Corp. (A)	5,393	12,311
Shindaeyang Paper Company, Ltd.	267	21,756
Shinhan Financial Group
Company, Ltd., ADR	167,008	6,702,031
Shinsegae Engineering & Construction
Company, Ltd.	621	16,934
Shinsegae, Inc.	3,876	1,267,173
Shinsung Tongsang Company, Ltd. (A)	24,560	23,244
Shinwha Intertek Corp. (A)	16,044	27,900
Shinwon Corp. (A)	10,643	23,406
Shinyoung Securities Company, Ltd.	1,830	96,229
Signetics Corp. (A)	24,925	25,838
Silla Company, Ltd.	1,581	20,024
SIMMTECH Company, Ltd.	5,750	51,088
SIMPAC, Inc.	10,682	28,263
Sindoh Company, Ltd.	2,344	104,907
SK Discovery Company, Ltd.	10,976	331,919
SK Gas, Ltd.	2,189	166,097
SK Innovation Company, Ltd.	32,768	6,351,748
SK Networks Company, Ltd.	63,590	315,254
SKC Company, Ltd.	10,808	415,513
SL Corp.	7,838	148,634
SNU Precision Company, Ltd. (A)	7,246	19,465
Ssangyong Motor Company (A)	15,567	64,038
Sun Kwang Company, Ltd.	2,310	40,093
Sunchang Corp. (A)	2,607	15,768
Sung Kwang Bend Company, Ltd.	5,709	66,393
Sungchang Enterprise Holdings, Ltd. (A)	9,150	22,518
Sungdo Engineering & Construction
Company, Ltd.	3,604	21,016
Sungshin Cement Company, Ltd. (A)(B)	9,269	106,817
Sungwoo Hitech Company, Ltd.	26,423	101,908
Sunjin Company, Ltd. (A)	2,276	25,958
Taekwang Industrial Company, Ltd.	237	356,106
Taewoong Company, Ltd. (A)	5,167	65,201
Taeyoung Engineering & Construction
Company, Ltd.	20,814	238,081
Tailim Packaging Company, Ltd.	9,651	28,885
TBH Global Company, Ltd. (A)	7,740	32,932
The LEADCORP, Inc.	9,683	53,675
The WillBes & Company (A)	21,723	29,177
Thinkware Systems Corp. (A)	2,827	21,315
TK Chemical Corp. (A)	21,204	38,222
TK Corp.	8,542	105,081
Tong Yang Moolsan Company, Ltd.	15,100	27,696
Tongyang Life Insurance Company, Ltd.	24,521	141,243
Tongyang, Inc.	19,311	34,034
Top Engineering Company, Ltd.	5,334	54,329
Tovis Company, Ltd.	8,841	63,595
TS Corp.	1,935	39,770
Ubiquoss Holdings, Inc. (A)	4,254	25,244
UIL Company, Ltd.	5,278	23,892
Uju Electronics Company, Ltd.	3,028	24,833
Unid Company, Ltd.	2,769	113,455
Visang Education, Inc.	3,884	26,609
Wonik Holdings Company, Ltd. (A)	16,216	72,697
Wonik Tera Semicon Company, Ltd.	1,635	25,060
Woongjin Company, Ltd. (A)	19,685	47,281
Woongjin Thinkbig Company, Ltd. (B)	6,988	29,848
Woori Bank	183,927	2,800,702
Woori Bank, ADR	83	3,762
Woorison F&G Company, Ltd. (A)	14,464	26,597
Yong Pyong Resort Company, Ltd.	5,575	35,971
Yoosung Enterprise Company, Ltd.	6,386	18,739
YooSung T&S Company, Ltd.	6,997	21,299
Youlchon Chemical Company, Ltd.	1,237	14,667
Young Poong Corp.	143	99,651
Youngone Corp.	10,160	361,792
Youngone Holdings Company, Ltd.	1,950	113,918
Yuanta Securities Korea
Company, Ltd. (A)	27,186	92,968
Zeus Company, Ltd.	2,998	42,966
		124,339,041
Taiwan - 17.3%
Ability Enterprise Company, Ltd.	135,979	62,767
AcBel Polytech, Inc.	102,000	68,127
Acer, Inc. (A)	843,452	696,657
ACES Electronic Company, Ltd.	54,000	37,041
A-DATA Technology Company, Ltd.	48,000	77,310
Advanced International Multitech
Company, Ltd.	51,000	56,869
Advanced Optoelectronic
Technology, Inc.	15,000	10,120
Advancetek Enterprise Company, Ltd.	57,186	31,558
AGV Products Corp. (A)	244,716	60,743
Airmate Cayman International
Company, Ltd.	28,000	16,125
ALI Corp. (A)	19,000	7,834
Allis Electric Company, Ltd.	102,000	49,748
Alpha Networks, Inc. (B)	175,500	93,081
Altek Corp.	89,000	79,334
Ampire Company, Ltd.	45,000	27,571
AmTRAN Technology
Company, Ltd. (A)	106,185	46,763
Apacer Technology, Inc.	34,000	36,980
APCB, Inc.	61,000	55,202
Apex International Company, Ltd. (A)	50,790	52,726
Apex Science & Engineering	43,472	12,879
Arcadyan Technology Corp.	63,000	111,971
Asia Cement Corp.	918,805	1,248,576
Asia Electronic Material Company, Ltd.	33,000	23,210
Asia Pacific Telecom Company, Ltd. (A)	646,000	147,016
Asia Polymer Corp.	156,253	84,424
Asia Tech Image, Inc.	20,000	27,391
Asia Vital Components
Company, Ltd. (B)	148,328	132,340
Asustek Computer, Inc.	237,000	2,050,253
AU Optronics Corp.	64,000	26,990
AU Optronics Corp., ADR (B)	480,392	2,022,442
Audix Corp.	31,000	37,555
Aurona Industries, Inc.	15,000	11,540
Avermedia Technologies, Inc. (A)	62,000	22,655
Avision, Inc. (A)	98,751	17,173
AVY Precision Technology, Inc.	36,392	41,819
Bank of Kaohsiung Company, Ltd.	268,410	83,165
BenQ Materials Corp.	65,000	37,220
BES Engineering Corp.	370,700	101,941
Biostar Microtech International Corp.	67,000	27,947
Bright Led Electronics Corp.	55,000	20,436
Cameo Communications, Inc. (A)	91,944	26,339

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Capital Securities Corp.	983,404	$331,448
Carnival Industrial Corp. (A)	131,000	21,840
Casetek Holdings, Ltd.	84,317	143,199
Cathay Financial Holding Company, Ltd.	3,623,000	6,226,511
Cathay Real Estate Development
Company, Ltd.	277,400	167,185
Central Reinsurance Company, Ltd.	31,500	18,726
Chain Chon Industrial Company, Ltd.	35,000	11,479
ChainQui Construction Development
Company, Ltd.	19,380	19,920
Champion Building Materials
Company, Ltd. (A)	120,132	30,770
Chang Hwa Commercial Bank, Ltd.	2,521,642	1,560,476
Chang Wah Electromaterials, Inc.	16,000	72,239
Chant Sincere Company, Ltd.	25,000	19,493
CHC Healthcare Group	29,000	34,541
Chen Full International
Company, Ltd. (B)	42,000	51,936
Cheng Loong Corp.	416,320	335,463
Cheng Mei Materials Technology
Corp. (A)	122,000	39,301
Cheng Uei Precision Industry
Company, Ltd.	218,629	185,421
Chenming Mold Industry Corp.	47,000	24,892
Chia Chang Company, Ltd.	33,000	34,262
Chia Hsin Cement Corp.	135,773	61,782
Chien Kuo Construction Company, Ltd.	72,000	27,594
China Airlines, Ltd.	1,439,910	436,137
China Bills Finance Corp.	372,000	170,485
China Chemical & Pharmaceutical
Company, Ltd.	110,000	80,360
China Development Financial
Holding Corp.	4,596,208	1,714,905
China Electric Manufacturing Corp.	93,000	29,729
China Life Insurance Company, Ltd.	758,403	762,568
China Man-Made Fiber Corp.	365,082	135,029
China Metal Products Company, Ltd.	138,513	140,127
China Motor Corp.	222,125	186,539
China Petrochemical Development
Corp. (A)	939,550	429,138
China Steel Corp.	6,066,180	5,065,393
China Steel Structure Company, Ltd.	50,000	55,554
China Synthetic Rubber Corp.	293,045	377,895
China Wire & Cable Company, Ltd.	51,380	40,781
Chinese Maritime Transport, Ltd.	59,330	66,822
Chin-Poon Industrial Company, Ltd.	174,571	215,214
Chipbond Technology Corp.	225,000	434,069
ChipMOS TECHNOLOGIES, INC.	147,000	113,843
Chun YU Works & Company, Ltd.	97,000	63,707
Chun Yuan Steel	234,874	84,207
Chung Hung Steel Corp. (A)	67,625	31,972
Chung Hwa Pulp Corp.	252,977	83,661
Chung-Hsin Electric & Machinery
Manufacturing Corp. (B)	209,500	142,663
Chunghwa Picture Tubes, Ltd. (A)	1,694,429	102,503
Clevo Company (A)	166,000	157,541
CMC Magnetics Corp. (A)	880,443	196,255
CoAsia Microelectronics Corp.	46,764	18,838
Collins Company, Ltd.	26,626	9,159
Compal Electronics, Inc.	2,274,000	1,410,447
Compeq Manufacturing Company, Ltd.	96,000	75,717
Concord Securities Company, Ltd.	54,860	13,549
Continental Holdings Corp.	207,050	95,927
Contrel Technology Company, Ltd. (A)	43,000	24,371
Coretronic Corp.	225,000	397,205
Coxon Precise Industrial
Company, Ltd. (A)	59,000	41,532
Creative Sensor, Inc.	45,000	31,680
CTBC Financial Holding Company, Ltd.	6,486,348	4,883,680
CviLux Corp.	40,960	34,866
Cyberlink Corp.	23,000	54,188
CyberTAN Technology, Inc.	35,000	17,593
DA CIN Construction Company, Ltd.	62,000	42,946
Danen Technology Corp. (A)	94,000	12,352
Darwin Precisions Corp.	139,000	98,152
Delpha Construction Company, Ltd. (A)	30,261	15,711
Depo Auto Parts Industrial
Company, Ltd.	43,000	104,049
D-Link Corp. (A)	161,511	61,496
Dynamic Electronics Company, Ltd. (A)	159,762	46,346
Dynapack International
Technology Corp.	67,000	95,391
E Ink Holdings, Inc.	205,000	210,572
E.Sun Financial Holding Company, Ltd.	3,630,289	2,680,343
Edimax Technology Company, Ltd. (A)	102,404	32,821
Edison Opto Corp. (A)	62,000	29,226
Edom Technology Company, Ltd.	72,000	35,553
Elite Semiconductor Memory
Technology, Inc.	103,000	111,992
Elitegroup Computer Systems
Company, Ltd. (A)	159,104	80,386
Emerging Display Technologies Corp.	32,000	9,915
EnTie Commercial Bank Company, Ltd.	106,000	52,583
Epileds Technologies, Inc.	19,000	11,602
Epistar Corp.	455,312	516,682
Eson Precision Ind Company, Ltd.	34,000	34,052
Eva Airways Corp.	1,197,005	582,062
Everest Textile Company, Ltd. (A)(B)	155,162	72,658
Evergreen International Storage &
Transport Corp.	311,600	137,743
Evergreen Marine Corp. Taiwan, Ltd. (B)	948,600	397,584
Everlight Chemical Industrial Corp.	133,250	77,670
Everlight Electronics Company, Ltd. (B)	194,000	198,217
Excel Cell Electronic Company, Ltd.	33,000	21,502
Excelsior Medical Company, Ltd.	46,695	72,005
Far Eastern Department Stores, Ltd.	495,720	277,540
Far Eastern International Bank	1,281,713	453,324
Far Eastern New Century Corp.	1,712,249	2,002,208
Farglory F T Z Investment Holding
Company, Ltd.	45,000	25,422
Farglory Land Development
Company, Ltd.	153,530	161,386
Federal Corp. (A)	214,847	91,837
First Copper Technology
Company, Ltd. (A)	81,000	27,573
First Financial Holding Company, Ltd.	3,763,972	2,563,396
First Steamship Company, Ltd. (A)(B)	288,807	104,518
Formosa Advanced Technologies
Company, Ltd.	80,000	88,031
Formosa Laboratories, Inc.	27,257	43,267
Formosa Taffeta Company, Ltd.	261,000	318,334
Formosan Rubber Group, Inc.	187,020	92,789
Formosan Union Chemical	195,013	113,672
Founding Construction & Development
Company, Ltd.	109,566	58,860
Foxconn Technology Company, Ltd. (B)	316,626	772,669
Froch Enterprise Company, Ltd.	84,060	40,592
FSP Technology, Inc.	41,227	29,420
Fubon Financial Holding Company, Ltd.	3,422,417	5,804,908

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Fulgent Sun International Holding
Company, Ltd.	22,000	$36,087
Fullerton Technology Company, Ltd.	49,460	29,564
Fulltech Fiber Glass Corp. (B)	149,616	80,357
Fwusow Industry Company, Ltd.	55,995	34,197
G Shank Enterprise Company, Ltd.	40,535	32,334
Gemtek Technology Corp.	118,697	90,679
Getac Technology Corp.	35,000	45,723
Giantplus Technology Company, Ltd.	98,000	38,188
Gigabyte Technology Company, Ltd.	216,000	340,804
Gigastorage Corp. (A)	106,000	35,740
Gintech Energy Corp. (A)	194,670	93,033
Global Brands Manufacture, Ltd.	171,806	75,630
Global Lighting Technologies, Inc.	38,000	47,670
Globe Union Industrial Corp.	128,750	69,139
Gloria Material Technology Corp. (B)	275,684	157,091
Gold Circuit Electronics, Ltd. (A)	213,204	85,775
Goldsun Building Materials
Company, Ltd.	395,714	120,643
Grand Fortune Securities Company, Ltd.	35,000	11,416
Grand Ocean Retail Group, Ltd.	40,000	48,651
Grand Pacific Petrochemical	460,000	457,723
Great China Metal Industry	33,000	27,669
Great Wall Enterprise Company, Ltd.	228,338	282,212
Green Energy Technology, Inc. (A)	114,194	42,629
Hannstar Board Corp.	128,759	110,263
HannStar Display Corp.	1,497,842	369,307
HannsTouch Solution, Inc. (A)	226,000	55,229
Hanpin Electron Company, Ltd.	18,000	20,338
Harvatek Corp.	74,836	35,762
Hey Song Corp.	136,000	137,150
Highwealth Construction Corp.	164,000	259,776
Hitron Technology, Inc.	92,975	64,692
Ho Tung Chemical Corp. (A)	421,399	109,955
Hocheng Corp.	86,500	25,043
Hon Hai Precision Industry
Company, Ltd.	4,059,310	10,526,517
Hong Pu Real Estate Development
Company, Ltd.	101,000	69,140
Hong TAI Electric Industrial	72,000	24,280
Hong YI Fiber Industry Company	67,000	42,231
Horizon Securities Company, Ltd.	156,000	34,638
Hsing TA Cement Company, Ltd.	40,000	20,192
HTC Corp. (A)	174,000	231,043
HUA ENG Wire & Cable Company, Ltd.	175,000	56,097
Hua Nan Financial Holdings
Company, Ltd.	2,622,842	1,588,633
Huaku Development Company, Ltd. (B)	114,000	249,647
Huang Hsiang Construction
Company, Corp.	35,000	30,723
Hung Ching Development &
Construction Company, Ltd.	31,000	31,686
Hung Sheng Construction, Ltd.	291,840	289,515
Hwa Fong Rubber Industrial
Company, Ltd. (A)	59,160	27,415
Ichia Technologies, Inc. (A)(B)	117,180	62,310
I-Chiun Precision Industry
Company, Ltd. (A)	98,000	34,342
Infortrend Technology, Inc.	94,000	36,153
Innolux Corp.	5,054,561	1,755,255
Inventec Corp. (B)	1,162,000	1,042,622
ITE Technology, Inc.	12,000	13,273
Jarllytec Company, Ltd.	23,000	35,576
Jess-Link Products Company, Ltd.	58,750	46,657
Jih Sun Financial Holdings
Company, Ltd.	839,083	269,559
Jinli Group Holdings, Ltd.	59,840	38,597
Johnson Health Tech Company, Ltd.	42,000	51,662
K Laser Technology, Inc.	55,214	25,657
Kaulin Manufacturing Company, Ltd.	29,000	17,085
KEE TAI Properties Company, Ltd.	129,000	60,836
Kenmec Mechanical Engineering
Company, Ltd. (A)	44,000	13,883
Kindom Construction Corp.	179,000	127,488
King Chou Marine Technology
Company, Ltd.	31,260	37,946
King Yuan Electronics
Company, Ltd. (B)	618,796	412,750
King’s Town Bank Company, Ltd.	487,000	489,495
King’s Town Construction
Company, Ltd.	15,300	10,091
Kinko Optical Company, Ltd. (A)	20,000	19,144
Kinpo Electronics, Inc. (B)	689,269	242,607
Kinsus Interconnect Technology Corp.	140,000	238,222
Kung Sing Engineering Corp. (A)	120,000	35,077
Kuo Toong International
Company, Ltd. (A)	80,897	64,434
Kuoyang Construction Company, Ltd.	80,879	32,534
Kwong Fong Industries Corp.	47,878	24,219
KYE Systems Corp.	99,651	33,746
L&K Engineering Company, Ltd.	74,000	74,976
LAN FA Textile (A)	34,863	11,339
LCY Chemical Corp.	192,000	326,269
Leader Electronics, Inc. (A)	51,000	13,610
Lealea Enterprise Company, Ltd.	334,124	120,358
LEE CHI Enterprises Company, Ltd.	78,000	26,307
LES Enphants Company, Ltd.	64,000	22,418
Lextar Electronics Corp. (A)	146,000	95,383
Li Peng Enterprise Company, Ltd. (A)	327,030	100,972
Lida Holdings, Ltd. (A)	11,000	22,331
Lien Hwa Industrial Corp.	72,447	83,749
Lingsen Precision Industries, Ltd.	206,481	68,310
Lite-On Semiconductor Corp.	98,693	96,596
Lite-On Technology Corp.	1,150,841	1,446,139
Long Bon International Company, Ltd.	88,150	45,724
Long Chen Paper Company, Ltd.	269,884	186,837
Longwell Company	10,000	10,663
Lucky Cement Corp. (A)	141,000	36,382
Lumax International Corp., Ltd.	18,000	41,376
Masterlink Securities Corp.	592,128	222,309
Mayer Steel Pipe Corp.	27,000	12,820
Mega Financial Holding Company, Ltd.	3,978,472	3,581,848
Mercuries & Associates Holding, Ltd.	142,469	111,257
Mercuries Life Insurance
Company, Ltd. (A)	488,734	253,695
MIN AIK Technology Company, Ltd.	48,000	26,092
Mitac Holdings Corp.	394,489	367,076
Motech Industries, Inc. (A)	172,181	57,314
MPI Corp.	27,000	54,593
Nan Ya Printed Circuit Board Corp. (A)	87,000	85,577
Nang Kuang Pharmaceutical
Company, Ltd.	15,000	16,140
Nanya Technology Corp.	84,000	160,406
Neo Solar Power Corp. (A)	128,000	44,008
Nien Hsing Textile Company, Ltd.	78,310	62,559
Nishoku Technology, Inc.	12,800	31,442
Ocean Plastics Company, Ltd. (A)	26,000	23,278
OptoTech Corp.	244,517	182,531

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Orient Semiconductor
Electronics, Ltd. (A)	278,000	$102,154
Pacific Construction Company	38,289	14,613
Pan-International Industrial Corp.	190,481	135,908
Paragon Technologies Company, Ltd. (A)	28,904	20,747
Pegatron Corp.	1,047,660	2,096,526
Phihong Technology Company, Ltd. (A)	147,274	50,349
Plastron Precision Company, Ltd.	31,930	16,221
Pou Chen Corp.	997,348	1,053,044
President Securities Corp.	425,845	200,747
Prime Electronics & Satellitics, Inc. (A)	50,000	9,661
Prince Housing & Development Corp.	521,555	186,147
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	45,000	42,034
Promise Technology, Inc. (A)	44,000	13,741
Qisda Corp.	809,280	527,654
Qualipoly Chemical Corp.	44,448	43,453
Quanta Storage, Inc.	82,000	64,247
Quintain Steel Company, Ltd.	118,200	35,835
Radiant Opto-Electronics Corp.	228,000	514,900
Radium Life Tech Company, Ltd. (A)	371,335	217,981
Rich Development Company, Ltd.	178,000	59,516
Ritek Corp. (A)	579,540	259,803
Ruentex Development Company, Ltd.	280,938	328,069
Ruentex Industries, Ltd.	141,000	280,158
Sampo Corp.	189,338	83,695
San Far Property, Ltd.	59,125	25,954
Sanyang Motor Company, Ltd.	150,000	100,669
Sesoda Corp.	85,842	76,320
Shan-Loong Transportation
Company, Ltd.	34,000	33,398
Sharehope Medicine Company, Ltd.	21,815	20,716
Sheng Yu Steel Company, Ltd.	59,000	40,764
ShenMao Technology, Inc.	27,000	19,057
Shih Her Technologies, Inc.	22,000	24,659
Shih Wei Navigation Company, Ltd. (A)	102,740	26,972
Shihlin Electric & Engineering Corp.	31,000	46,774
Shin Kong Financial Holding
Company, Ltd. (B)	3,578,976	1,399,679
Shin Zu Shing Company, Ltd.	81,000	223,734
Shining Building Business
Company, Ltd. (A)	54,574	21,535
Shinkong Insurance Company, Ltd.	97,000	128,514
Shinkong Synthetic Fibers Corp.	580,239	238,412
Sigurd Microelectronics Corp.	182,293	201,381
Silicon Integrated Systems Corp. (A)	132,770	43,686
Simplo Technology Company, Ltd.	26,200	179,821
Sincere Navigation Corp.	157,000	80,445
Sinher Technology, Inc.	21,000	33,681
Sinon Corp.	195,650	110,197
SinoPac Financial Holdings
Company, Ltd.	3,874,931	1,414,576
Sinphar Pharmaceutical Company, Ltd.	42,680	28,775
Sirtec International Company, Ltd.	44,800	40,450
Siward Crystal Technology
Company, Ltd.	97,213	60,321
Solartech Energy Corp. (A)	149,624	60,188
Solomon Technology Corp.	47,000	32,919
Southeast Cement Company, Ltd.	35,000	15,932
Spirox Corp.	35,681	31,867
Standard Chemical & Pharmaceutical
Company, Ltd.	20,000	21,213
Stark Technology, Inc.	16,000	20,013
Sunplus Technology Company, Ltd.	230,000	99,157
Sunrex Technology Corp.	43,234	22,768
Sunspring Metal Corp.	49,000	57,618
Sweeten Real Estate Development
Company, Ltd.	34,973	25,194
Syncmold Enterprise Corp.	12,000	22,518
Synnex Technology International Corp.	372,550	474,789
Systex Corp.	79,000	165,570
T3EX Global Holdings Corp.	47,000	39,699
Ta Ya Electric Wire & Cable	269,436	114,072
Tai Tung Communication
Company, Ltd. (A)	37,000	22,965
Taichung Commercial Bank
Company, Ltd.	1,208,876	425,556
Taiflex Scientific Company, Ltd.	87,100	94,374
Tainan Enterprises Company, Ltd.	60,250	39,458
Tainan Spinning Company, Ltd.	590,638	257,252
Tainergy Tech Company, Ltd. (A)	40,000	9,381
Taishin Financial Holding Company, Ltd.	3,144,635	1,518,631
Taita Chemical Company, Ltd. (A)	61,000	29,057
Taiwan Business Bank	1,534,366	557,702
Taiwan Cement Corp.	1,891,381	2,544,885
Taiwan Chinsan Electronic Industrial
Company, Ltd.	14,000	20,466
Taiwan Cogeneration Corp.	125,434	110,051
Taiwan Cooperative Financial Holding
Company, Ltd.	2,922,219	1,779,876
Taiwan Fertilizer Company, Ltd.	226,000	344,130
Taiwan Fire & Marine Insurance
Company, Ltd.	59,000	40,190
Taiwan FU Hsing Industrial
Company, Ltd.	60,000	68,116
Taiwan Glass Industry Corp.	491,319	261,287
Taiwan Hon Chuan Enterprise
Company, Ltd.	135,000	225,919
Taiwan Hopax Chemicals Manufacturing
Company, Ltd.	80,200	53,175
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Land Development Corp. (A)	312,348	92,567
Taiwan Navigation Company, Ltd.	93,000	60,273
Taiwan PCB Techvest Company, Ltd.	124,000	112,862
Taiwan Shin Kong Security
Company, Ltd.	21,000	24,757
Taiwan Surface Mounting
Technology Corp.	128,225	167,791
Taiwan TEA Corp. (A)	175,000	89,105
Taiyen Biotech Company, Ltd.	44,137	44,877
Te Chang Construction Company, Ltd.	12,716	8,801
Teco Electric & Machinery
Company, Ltd.	712,000	516,409
Test Rite International Company, Ltd.	86,000	65,917
Tex-Ray Industrial Company, Ltd. (A)	16,800	5,857
The Ambassador Hotel	54,000	39,707
The First Insurance Company, Ltd.	104,475	53,724
Thye Ming Industrial Company, Ltd.	44,000	50,425
Ton Yi Industrial Corp.	373,000	174,064
Tong Hsing Electronic Industries, Ltd.	6,000	18,988
Tong Yang Industry Company, Ltd. (B)	151,627	209,456
Tong-Tai Machine & Tool
Company, Ltd. (A)	104,588	68,506
Topoint Technology Company, Ltd.	70,212	43,337
TPK Holding Company, Ltd.	183,000	313,746
Tripod Technology Corp.	69,000	188,342
Tsann Kuen Enterprise Company, Ltd.	17,000	12,471
TSEC Corp. (A)	51,404	13,426
Tung Ho Steel Enterprise Corp.	304,000	235,896
TXC Corp.	149,000	166,876

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
TYC Brother Industrial
Company, Ltd. (B)	61,511	$56,633
Tycoons Group Enterprise (A)	96,122	26,779
Tyntek Corp.	157,361	96,554
UDE Corp.	30,000	27,370
U-Ming Marine Transport Corp. (B)	197,000	226,421
Unimicron Technology Corp.	724,000	474,807
Union Bank of Taiwan	544,699	184,632
Unitech Printed Circuit Board Corp.	266,194	143,199
United Microelectronics Corp. (B)	6,770,794	3,572,367
United Radiant Technology	20,000	11,786
Unity Opto Technology
Company, Ltd. (A)	85,000	28,828
Universal Cement Corp.	147,483	97,560
Unizyx Holding Corp. (A)	154,000	56,662
UPC Technology Corp.	449,613	225,267
USI Corp.	416,996	191,146
Ve Wong Corp.	61,993	51,573
Victory New Materials, Ltd., Company	58,540	52,907
Waffer Technology Company, Ltd.	33,000	18,855
Wah Lee Industrial Corp.	89,000	158,345
Walsin Lihwa Corp.	1,289,000	867,234
Walton Advanced Engineering, Inc.	112,584	45,533
Wan Hai Lines, Ltd.	303,050	165,699
Waterland Financial Holdings
Company, Ltd.	999,700	350,299
Weikeng Industrial Company, Ltd.	94,294	63,745
Well Shin Technology Company, Ltd.	30,000	49,521
Winbond Electronics Corp. (B)	1,465,793	697,155
Winstek Semiconductor Company, Ltd.	22,000	21,411
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines
Company, Ltd. (A)	146,274	143,203
Wistron Corp.	1,494,291	973,354
Wonderful Hi-Tech Company, Ltd.	31,000	17,831
WPG Holdings, Ltd.	620,000	770,429
WT Microelectronics Company, Ltd.	177,174	247,423
WUS Printed Circuit Company, Ltd. (A)	114,750	63,091
Yang Ming Marine Transport Corp. (A)	520,534	148,800
YC Company, Ltd.	220,342	113,261
YC INOX Company, Ltd.	128,800	111,163
Yea Shin International Development
Company, Ltd.	20,906	12,722
Yeong Guan Energy Technology Group
Company, Ltd.	46,000	80,721
YFY, Inc.	712,202	290,386
Yi Jinn Industrial Company, Ltd.	110,613	50,513
Yieh Phui Enterprise Company, Ltd.	668,079	229,729
Youngtek Electronics Corp.	48,000	70,091
Yuanta Financial Holding Company, Ltd.	4,157,319	2,191,536
Yuen Chang Stainless Steel
Company, Ltd.	19,007	14,751
Yulon Motor Company, Ltd. (B)	408,000	289,879
Yungshin Construction & Development
Company, Ltd.	36,000	37,193
Zenitron Corp.	99,000	73,100
Zero One Technology Company, Ltd.	44,000	28,442
Zhen Ding Technology Holding, Ltd.	152,000	339,396
Zig Sheng Industrial Company, Ltd.	239,908	82,862
Zinwell Corp.	84,000	54,270
ZongTai Real Estate Development
Company, Ltd.	102,711	61,849
		122,543,796
Thailand - 3.5%
AAPICO Hitech PCL	144,720	136,512
AJ Plast PCL	43,100	13,329
Amata Corp. PCL	62,800	46,781
Ananda Development PCL (B)	369,400	57,610
AP Thailand PCL	436,470	122,824
Asia Aviation PCL, NVDR	700,700	92,754
Bangchak Corp. PCL	182,800	199,286
Bangkok Airways PCL	163,500	67,760
Bangkok Bank PCL	25,300	170,561
Bangkok Bank PCL, NVDR	25,700	166,922
Bangkok Insurance PCL	4,550	49,386
Bangkok Land PCL	2,838,700	157,071
Bangkok Life Assurance PCL, NVDR	15,700	15,781
Bangkok Ranch PCL	92,300	16,267
Banpu PCL	805,200	475,661
Better World Green PCL (B)	314,400	11,672
Cal-Comp Electronics Thailand PCL	997,998	61,733
Charoen Pokphand Foods PCL	1,239,800	968,039
Energy Earth PCL (A)(D)	117,600	5,309
Esso Thailand PCL	359,400	173,414
G J Steel PCL (A)	1,383,475	11,117
GFPT PCL	189,500	86,737
Golden Land Property Development PCL	342,300	111,071
Grand Canal Land PCL	213,900	20,230
Hana Microelectronics PCL	177,300	216,627
Ichitan Group PCL	208,800	30,350
IRPC PCL	2,890,000	607,829
Italian-Thai Development PCL (A)	477,400	45,198
Kang Yong Electric PCL	1,500	18,925
Kasikornbank PCL, NVDR	411,200	2,746,383
KGI Securities Thailand PCL	83,500	11,672
Khon Kaen Sugar Industry PCL	535,600	55,988
Kiatnakin Bank PCL	98,500	229,258
Krung Thai Bank PCL	927,600	579,409
LH Financial Group PCL	1,663,700	80,747
LPN Development PCL	213,500	68,638
MBK PCL	197,500	157,255
MCOT PCL (A)	42,500	12,230
Millcon Steel PCL	334,186	18,497
Padaeng Industry PCL	40,100	17,734
Polyplex Thailand PCL	159,600	82,435
Precious Shipping PCL (A)	276,500	116,296
Property Perfect PCL	1,534,900	49,357
Pruksa Holding PCL	180,700	118,425
PTT Exploration & Production PCL	520,500	2,498,038
PTT Global Chemical PCL	753,300	1,892,976
PTT PCL	4,004,500	6,722,705
Quality Houses PCL	1,135,400	121,424
Regional Container Lines PCL	112,700	21,611
Rojana Industrial Park PCL	312,000	52,521
Saha-Union PCL	57,800	80,424
Sansiri PCL	2,355,766	121,013
SC Asset Corp. PCL	828,096	93,221
Siam Future Development PCL	190,891	51,623
Somboon Advance Technology PCL	104,100	70,826
Sri Trang Agro-Industry PCL	47,520	24,106
Srithai Superware PCL	283,000	10,851
Star Petroleum Refining PCL	479,400	220,924
STP & I PCL (A)	39,100	6,407
Supalai PCL	50,700	38,118
Super Energy Corp. PCL (A)	3,251,000	84,467
SVI PCL	285,600	49,454
Syntec Construction PCL	156,500	19,074
Tata Steel Thailand PCL (A)	2,324,600	53,909
Thai Airways International PCL (A)	338,900	158,271
Thai Oil PCL	391,100	1,070,867

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Stanley Electric PCL	700	$5,606
Thaicom PCL	228,900	68,691
Thanachart Capital PCL	203,900	338,888
The Siam Commercial Bank PCL	390,500	1,799,054
Thitikorn PCL	59,000	20,815
Thoresen Thai Agencies PCL	221,500	51,713
TMB Bank PCL	2,957,200	210,400
TPI Polene PCL (B)	2,469,300	140,570
True Corp. PCL	2,345,600	438,910
Univentures PCL	120,300	30,884
Vanachai Group PCL	71,100	16,597
Vinythai PCL	54,300	41,480
		25,127,518
Turkey - 0.8%
Akbank TAS	828,409	948,888
Akenerji Elektrik Uretim AS (A)	69,144	6,753
Albaraka Turk Katilim Bankasi AS	131,180	32,747
Anadolu Cam Sanayii AS	78,307	42,713
Anadolu Efes Biracilik Ve Malt
Sanayii AS	14,564	50,831
Arcelik AS	15,044	34,450
Bagfas Bandirma Gubre Fabrikalari
AS (A)	11,173	11,563
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	21,523	30,772
Cimsa Cimento Sanayi VE Ticaret AS	5,786	8,614
Dogan Sirketler Grubu Holding AS (A)	138,580	24,735
Dogus Otomotiv Servis ve Ticaret AS	8,768	7,839
Eczacibasi Yatirim Holding Ortakligi AS	11,996	16,288
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	63,949	38,906
Enka Insaat ve Sanayi AS	171,512	147,668
Goldas Kuyumculuk Sanayi Ithalat Ve
Bagli Ortakliklari (A)(D)	54,846	1,908
Gozde Girisim Sermayesi Yatirim
Ortakligi AS (A)	70,691	29,689
Ihlas Holding AS (A)	481,506	27,874
Ipek Dogal Enerji Kaynaklari Arastirma
Ve Uretim AS (A)	52,948	45,752
Kordsa Teknik Tekstil AS	22,167	35,120
NET Holding AS (A)	40,130	13,878
Pegasus Hava Tasimaciligi AS (A)	14,642	65,443
Pinar SUT Mamulleri Sanayii AS	5,866	7,894
Sekerbank Turk AS (A)	132,568	24,093
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	62,919	34,581
Trakya Cam Sanayii AS	277,009	196,899
Turcas Petrol AS	56,959	15,916
Turk Hava Yollari AO (A)	316,114	997,066
Turkiye Garanti Bankasi AS	839,290	1,070,049
Turkiye Halk Bankasi AS	222,523	246,683
Turkiye Is Bankasi AS, Class C	656,136	479,210
Turkiye Sinai Kalkinma Bankasi AS	619,342	88,043
Turkiye Sise ve Cam Fabrikalari AS	320,251	309,283
Turkiye Vakiflar Bankasi TAO, Class D	371,678	232,734
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	549,431	170,732
		5,495,614
Ukraine - 0.0%
Kernel Holding SA	19,920	270,282
Vietnam - 0.0%
LVMC Holdings	3,712	12,198
TOTAL COMMON STOCKS (Cost $661,498,314)		$691,132,462

PREFERRED SECURITIES - 1.9%
Brazil - 1.8%
Banco ABC Brasil SA	38,057	131,551
Banco Bradesco SA	387,889	2,753,656
Banco do Estado do Rio Grande do Sul
SA, B Shares	92,200	341,993
Cia Ferro Ligas da Bahia	25,656	122,863
Eucatex SA Industria e Comercio	4,200	3,442
Gerdau SA	111,334	473,891
Grazziotin SA	2,800	15,898
Marcopolo SA	111,600	94,507
Petroleo Brasileiro SA	1,617,807	8,448,465
Randon SA Implementos e Participacoes	54,500	84,478
Unipar Carbocloro SA	400	4,037
Usinas Siderurgicas de Minas Gerais SA,
A Shares	100,600	207,251
		12,682,032
Colombia - 0.1%
Grupo Argos SA	38,640	188,844
Grupo de Inversiones Suramericana SA	33,973	389,862
		578,706
Panama - 0.0%
Avianca Holdings SA	130,887	93,434
South Korea - 0.0%
Mirae Asset Daewoo Company, Ltd. (A)	9,483	36,438
TOTAL PREFERRED SECURITIES (Cost $13,374,063)		$13,390,610

RIGHTS - 0.0%
China Synthetic Rubber Corp.
(Expiration Date: 10-8-18; Strike
Price: TWD 38.00) (A)	61,033	2,798
Coland Holdings, Ltd. (Expiration
Date: 10-9-18; Strike Price: TWD
30.00) (A)	3,734	37
Empresas La Polar SA (Expiration
Date: 10-24-18; Strike Price: CLP
33.11) (A)	155,603	615
MNRB Holdings BHD (Expiration
Date: 10-18-18; Strike Price: MYR
0.90) (A)	21,000	1,167
Tata Steel, Ltd. (Expiration
Date: 12-31-49; Strike Price: INR
461.00) (A)	13,985	26,305
TOTAL RIGHTS (Cost $36,028)		$30,922

WARRANTS - 0.0%
Medco Energi Internasional Tbk PT
(Expiration Date: 12-14-20; Strike
Price: IDR 625.00) (A)	983,733	23,238
Mitrajaya Holdings BHD (Expiration
Date: 4-17-23; Strike Price: MYR
0.94) (A)	12,960	282
Vivocom International Holdings BHD
(Expiration Date: 8-22-23; Strike
Price: MYR 0.05) (A)	202,333	733
TOTAL WARRANTS (Cost $0)		$24,253

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust,
2.1505% (E)(F)	1,081,879	10,823,770
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,824,895)		$10,823,770
Total Investments (Emerging Markets Value Trust)
(Cost $685,733,300) - 100.9%		$715,402,017
Other assets and liabilities, net - (0.9%)		(6,056,271)
TOTAL NET ASSETS - 100.0%		$709,345,746

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

Currency Abbreviations

CLP	Chilean Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $10,195,318.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI Emerging Markets Index Futures	89	Long	Dec 2018	$4,616,333	$4,671,165	$54,832
						$54,832

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.8%
Communication services – 7.0%
Diversified telecommunication services – 2.9%
AT&T, Inc.	68,696	$2,306,812
CenturyLink, Inc.	173,885	3,686,362
Telefonica SA	1,033,568	8,153,132
Verizon Communications, Inc.	646,147	34,497,788
		48,644,094
Entertainment – 2.4%
The Walt Disney Company	49,800	5,823,612
Twenty-First Century Fox, Inc., Class B	784,700	35,954,954
		41,778,566
Media – 1.7%
Comcast Corp., Class A	482,533	17,086,494
News Corp., Class A	894,272	11,795,448
		28,881,942
Wireless telecommunication services – 0.0%
Vodafone Group PLC	124,385	266,510
		119,571,112
Consumer discretionary – 2.7%
Auto components – 0.3%
Adient PLC	111,293	4,374,928
Hotels, restaurants and leisure – 0.9%
Las Vegas Sands Corp.	243,100	14,423,123
Leisure products – 0.5%
Mattel, Inc. (A)(B)	561,775	8,819,868
Multiline retail – 0.6%
Kohl’s Corp.	134,900	10,056,795
Specialty retail – 0.4%
L Brands, Inc. (B)	248,900	7,541,670
		45,216,384
Consumer staples – 6.7%
Beverages – 0.5%
PepsiCo, Inc.	80,453	8,994,645
Food and staples retailing – 1.0%
Walmart, Inc.	189,700	17,814,727
Food products – 2.4%
Archer-Daniels-Midland Company	205,677	10,339,383
Conagra Brands, Inc.	199,000	6,760,030
Kellogg Company	59,200	4,145,184
Tyson Foods, Inc., Class A	324,300	19,305,579
		40,550,176
Household products – 1.4%
Kimberly-Clark Corp.	212,900	24,193,956
Personal products – 0.2%
Coty, Inc., Class A (B)	243,348	3,056,451
Tobacco – 1.2%
Philip Morris International, Inc.	241,700	19,708,218
		114,318,173
Energy – 10.2%
Oil, gas and consumable fuels – 10.2%
Apache Corp. (B)	287,582	13,709,034
Chevron Corp.	140,285	17,154,050
EQT Corp.	36,470	1,613,068
Exxon Mobil Corp.	538,800	45,808,776
Hess Corp.	304,923	21,826,388
Occidental Petroleum Corp.	219,065	18,000,571
TOTAL SA	577,052	37,520,353
TransCanada Corp.	479,100	19,384,386
		175,016,626
Financials – 24.3%
Banks – 12.5%
Bank of America Corp.	75,593	2,226,970
Citigroup, Inc.	269,026	19,299,925
Fifth Third Bancorp	726,659	20,288,319
JPMorgan Chase & Co.	559,608	63,146,167
KeyCorp	581,779	11,571,584
The PNC Financial Services Group, Inc.	118,000	16,070,420
U.S. Bancorp	564,700	29,821,807
Wells Fargo & Company	964,300	50,683,608
		213,108,800

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets – 5.0%
Ameriprise Financial, Inc.	19,100	$2,820,306
Franklin Resources, Inc.	448,600	13,641,926
Morgan Stanley	594,700	27,695,179
Northern Trust Corp.	46,172	4,715,546
State Street Corp.	286,400	23,994,592
The Bank of New York Mellon Corp.	237,924	12,131,745
		84,999,294
Insurance – 6.8%
American International Group, Inc.	438,877	23,365,811
Brighthouse Financial, Inc. (A)	247,394	10,944,711
Chubb, Ltd.	185,644	24,809,464
Loews Corp.	354,066	17,784,735
Marsh & McLennan Companies, Inc.	92,400	7,643,328
MetLife, Inc.	535,400	25,013,888
Willis Towers Watson PLC	54,389	7,665,586
		117,227,523
		415,335,617
Health care – 12.6%
Biotechnology – 1.2%
Gilead Sciences, Inc.	274,600	21,201,866
Health care equipment and supplies – 1.9%
Becton, Dickinson and Company	26,070	6,804,270
Medtronic PLC	268,799	26,441,758
		33,246,028
Health care providers and services – 2.9%
Anthem, Inc.	118,579	32,496,575
CVS Health Corp.	218,877	17,229,997
		49,726,572
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Company	203,825	12,653,456
GlaxoSmithKline PLC	533,935	10,707,912
GlaxoSmithKline PLC, ADR	157,700	6,334,809
Johnson & Johnson	240,500	33,229,885
Merck & Company, Inc.	281,350	19,958,969
Pfizer, Inc.	657,135	28,959,939
		111,844,970
		216,019,436
Industrials – 11.0%
Aerospace and defense – 3.6%
Harris Corp.	167,136	28,281,083
Northrop Grumman Corp.	4,100	1,301,217
The Boeing Company	84,500	31,425,550
		61,007,850
Air freight and logistics – 1.3%
United Parcel Service, Inc., Class B	186,000	21,715,500
Airlines – 1.4%
Alaska Air Group, Inc.	142,200	9,791,892
Delta Air Lines, Inc.	138,141	7,988,694
Southwest Airlines Company	108,720	6,789,564
		24,570,150
Building products – 1.5%
Johnson Controls International PLC	741,051	25,936,785
Commercial services and supplies – 0.3%
Stericycle, Inc. (A)	81,076	4,757,540
Electrical equipment – 0.9%
Emerson Electric Company	178,300	13,654,214
nVent Electric PLC	91,600	2,487,856
		16,142,070
Industrial conglomerates – 0.3%
General Electric Company	529,600	5,979,184
Machinery – 0.7%
Flowserve Corp.	50,937	2,785,745
Illinois Tool Works, Inc.	3,500	493,920
PACCAR, Inc.	43,000	2,932,170
Pentair PLC	122,800	5,323,380
		11,535,215
Professional services – 1.0%
Nielsen Holdings PLC	592,012	16,375,052
		188,019,346
Information technology – 7.9%
Communications equipment – 1.7%
Cisco Systems, Inc.	613,600	29,851,640
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	36,800	3,235,824
Semiconductors and semiconductor equipment – 3.5%
Applied Materials, Inc.	219,900	8,499,135
NXP Semiconductors NV	19,900	1,701,450
QUALCOMM, Inc. (B)	509,600	36,706,488
Texas Instruments, Inc.	113,400	12,166,686
		59,073,759
Software – 2.1%
Microsoft Corp.	312,883	35,784,429
Technology hardware, storage and peripherals – 0.4%
Hewlett Packard Enterprise Company	205,700	3,354,967
Western Digital Corp.	57,900	3,389,466
		6,744,433
		134,690,085
Materials – 5.5%
Chemicals – 3.4%
Akzo Nobel NV	28,443	2,660,654
CF Industries Holdings, Inc.	376,800	20,512,992
DowDuPont, Inc.	538,798	34,650,099
		57,823,745
Construction materials – 0.6%
Vulcan Materials Company	90,500	10,063,600
Containers and packaging – 0.9%
International Paper Company	312,300	15,349,545
Metals and mining – 0.6%
Nucor Corp.	155,900	9,891,855
		93,128,745
Real estate – 2.6%
Equity real estate investment trusts – 2.6%
Equity Residential	212,200	14,060,372
Rayonier, Inc.	301,783	10,203,283
SL Green Realty Corp.	102,278	9,975,173
Weyerhaeuser Company	295,300	9,529,331
		43,768,159
Utilities – 5.3%
Electric utilities – 3.9%
Duke Energy Corp.	74,218	5,938,924
Edison International	183,037	12,387,944
Evergy, Inc.	148,800	8,172,096
PG&E Corp. (A)	219,631	10,105,222
The Southern Company	675,848	29,466,973
		66,071,159
Multi-utilities – 1.4%
NiSource, Inc.	838,800	20,902,896

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sempra Energy	35,252	$4,009,915
		24,912,811
		90,983,970
TOTAL COMMON STOCKS (Cost $1,287,071,958)		$1,636,067,653

PREFERRED SECURITIES – 2.4%
Health care – 0.9%
Health care equipment and supplies – 0.9%
Becton, Dickinson and Company,
6.125%	227,357	14,860,054
Utilities – 1.5%
Electric utilities – 0.8%
NextEra Energy, Inc., 6.123%	238,995	13,610,765
Multi-utilities – 0.7%
DTE Energy Company, 6.500%	57,184	2,957,556
Sempra Energy, 6.000%	77,293	7,794,226
Sempra Energy, 6.750%	23,662	2,374,245
		13,126,027
		26,736,792
TOTAL PREFERRED SECURITIES (Cost $36,008,149)		$41,596,846

CORPORATE BONDS - 0.4%
Consumer discretionary - 0.4%
Mattel, Inc.
6.750%, 12/31/2025 (C)	$5,929,000	5,810,420
TOTAL CORPORATE BONDS (Cost $5,834,996)		$5,810,420

CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA
7.250%, 05/15/2021 (C)	3,124,000	3,350,343
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,350,343

SECURITIES LENDING COLLATERAL – 5.6%
John Hancock Collateral Trust,
2.1505% (D)(E)	9,587,336	95,917,465
TOTAL SECURITIES LENDING COLLATERAL
(Cost $95,928,332)		$95,917,465

SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.0920% (D)	3,843,412	3,843,412
T. Rowe Price Government Money Fund,
1.9720% (D)	18,645,026	18,645,026
		22,488,438
TOTAL SHORT-TERM INVESTMENTS (Cost $22,488,438)		$22,488,438
Total Investments (Equity Income Trust)
(Cost $1,450,455,873) – 105.7%		$1,805,231,165
Other assets and liabilities, net – (5.7%)		(96,984,246)
TOTAL NET ASSETS – 100.0%		$1,708,246,919

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $54,918,185.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Financials – 92.7%
Banks – 54.8%
1st Source Corp.	27,694	$1,457,258
Access National Corp.	31,924	865,460
American Business Bank (A)	24,286	1,020,010
Ameris Bancorp	53,791	2,458,249
Bank of America Corp.	234,303	6,902,566
Bank of Marin Bancorp	14,242	1,194,904
Bankinter SA	414,888	3,811,087
Baycom Corp. (A)	13,617	363,302
BOK Financial Corp. (B)	2,330	226,662
Business First Bancshares, Inc.	5,780	153,459
Cadence BanCorp	32,575	850,859
California Bancorp, Inc. (A)	5,116	113,230
Cambridge Bancorp	2,928	263,491
Chemical Financial Corp.	44,377	2,369,732
Citigroup, Inc.	49,038	3,517,986
Citizens Financial Group, Inc.	167,802	6,472,123
Coastal Financial Corp. (A)	6,605	112,285
Comerica, Inc.	70,913	6,396,353
DNB ASA	117,752	2,478,031
Equity Bancshares, Inc., Class A (A)	21,559	846,406
Evans Bancorp, Inc.	19,687	924,305
First Business Financial Services, Inc.	33,390	773,980
First Horizon National Corp.	29,380	507,099
First Merchants Corp.	54,863	2,468,286
Flushing Financial Corp.	58,726	1,432,914
Glacier Bancorp, Inc.	61,763	2,661,368
Great Western Bancorp, Inc.	47,247	1,993,351
Heritage Commerce Corp.	68,621	1,023,825
Heritage Financial Corp.	29,775	1,046,591
JPMorgan Chase & Co.	60,260	6,799,738
KeyCorp	293,918	5,846,029
Level One Bancorp, Inc.	17,787	494,479
M&T Bank Corp.	21,090	3,470,149
MB Financial, Inc.	54,696	2,522,033
Nicolet Bankshares, Inc. (A)	9,492	517,409
Nordea Bank AB	270,938	2,947,966
PacWest Bancorp	13,684	652,043
Pinnacle Financial Partners, Inc.	36,645	2,204,197
Regions Financial Corp.	344,296	6,317,832
Southern First Bancshares, Inc. (A)	12,727	500,171
SunTrust Banks, Inc.	93,871	6,269,644
SVB Financial Group (A)	21,078	6,551,675
The First Bancshares, Inc.	17,242	673,300
The PNC Financial Services Group, Inc.	29,466	4,012,975
TriCo Bancshares	57,575	2,223,547
U.S. Bancorp	91,056	4,808,667
Unicaja Banco SA (C)	895,571	1,459,111
Union Bankshares Corp.	56,481	2,176,213
Zions Bancorporation	106,363	5,334,104
		120,486,454
Capital markets – 9.0%
Ameriprise Financial, Inc.	7,805	1,152,486
Ares Management LP (B)	129,289	2,999,505
Close Brothers Group PLC	105,314	2,170,556
E*TRADE Financial Corp. (A)	58,594	3,069,740
KKR & Company, Inc., Class A	162,085	4,420,058
The Blackstone Group LP (B)	94,422	3,595,590

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	10,702	$2,399,816
		19,807,751
Consumer finance – 6.0%
American Express Company	40,949	4,360,659
Capital One Financial Corp.	53,858	5,112,740
Discover Financial Services	46,794	3,577,401
		13,050,800
Diversified financial services – 5.7%
Berkshire Hathaway, Inc., Class B (A)	25,188	5,393,003
Cerved Group SpA	131,181	1,410,481
Eurazeo SE	21,256	1,673,716
Voya Financial, Inc.	82,579	4,101,699
		12,578,899
Insurance – 16.0%
Aon PLC	31,434	4,833,921
Arthur J. Gallagher & Company	42,601	3,171,218
Assured Guaranty, Ltd.	98,308	4,151,547
Athene Holding, Ltd., Class A (A)	62,980	3,253,547
Chubb, Ltd.	33,000	4,410,120
CNO Financial Group, Inc.	83,241	1,766,374
Gjensidige Forsikring ASA	58,431	984,796
James River Group Holdings, Ltd.	25,028	1,066,693
Kinsale Capital Group, Inc.	50,857	3,247,728
Lincoln National Corp.	87,656	5,930,805
Willis Towers Watson PLC	16,248	2,289,993
		35,106,742
Thrifts and mortgage finance – 1.2%
OP Bancorp (A)	10,958	127,113
Provident Financial Services, Inc.	56,517	1,387,492
United Community Financial Corp.	117,142	1,132,763
		2,647,368
		203,678,014
Information technology – 0.3%
IT services – 0.3%
EVERTEC, Inc.	30,538	735,966
Real estate – 3.9%
Equity real estate investment trusts – 3.3%
GLP J-REIT	431	418,891
Irish Residential Properties REIT PLC	516,800	885,596
Nippon Prologis REIT, Inc.	667	1,321,280
Park Hotels & Resorts, Inc.	23,948	785,973
Prologis, Inc.	34,382	2,330,756
Rexford Industrial Realty, Inc.	25,295	808,428
Washington Prime Group, Inc.	101,272	739,286
		7,290,210
Real estate management and development – 0.6%
VGP NV	15,415	1,255,132
		8,545,342
TOTAL COMMON STOCKS (Cost $175,856,824)		$212,959,322

CONVERTIBLE BONDS - 0.4%
Financials - 0.4%
AXA SA
7.250%, 05/15/2021 (C)	$940,000	$1,008,106
TOTAL CONVERTIBLE BONDS (Cost $940,000)		$1,008,106

WARRANTS – 0.1%
American International Group, Inc.
(Expiration Date: 1-19-21; Strike
Price: $43.85) (A)	14,470	211,551
TOTAL WARRANTS (Cost $230,622)		$211,551

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust,
2.1505% (D)(E)	64,842	648,720
TOTAL SECURITIES LENDING COLLATERAL
(Cost $648,802)		$648,720

SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.7%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	484,000	484,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	5,379,000	5,379,000
		5,863,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,863,000)		$5,863,000
Total Investments (Financial Industries Trust)
(Cost $183,539,248) – 100.4%		$220,690,699
Other assets and liabilities, net – (0.4%)		(926,201)
TOTAL NET ASSETS – 100.0%		$219,764,498

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $634,156.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
DKK	20,350,000	USD	3,208,819	UBS AG	12/19/2018	—	($18,246)
GBP	60,000	USD	78,517	HSBC Bank USA	12/19/2018	—	(20)
USD	3,198,706	DKK	20,350,000	UBS AG	12/19/2018	$8,133	—
USD	10,112,988	EUR	8,630,000	Goldman Sachs Bank USA	12/19/2018	27,450	—

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	555,780	EUR	470,000	State Street Bank and Trust Company	12/19/2018	$6,510	—
USD	119,444	GBP	90,000	HSBC Bank USA	12/19/2018	1,697	—
USD	2,150,362	GBP	1,660,000	Standard Chartered Bank	12/19/2018	—	($21,403)
USD	1,752,983	JPY	194,140,000	Citibank N.A.	12/19/2018	33,717	—
USD	44,419	JPY	5,010,000	Goldman Sachs Bank USA	12/19/2018	51	—
USD	3,409,471	NOK	28,530,000	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(107,730)
USD	2,972,241	SEK	26,730,000	Barclays Bank PLC Wholesale	12/19/2018	—	(55,971)
						$77,558	($203,370)

Derivatives Currency Abbreviations

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.7%
Communication services – 19.3%
Entertainment – 2.9%
Liberty Media Corp.-Liberty Formula
One, Series C (A)	1,494,088	$55,565,133
Interactive media and services – 16.4%
Alphabet, Inc., Class A (A)	70,257	84,805,820
CarGurus, Inc. (A)	1,620,128	90,224,928
Facebook, Inc., Class A (A)	547,718	90,077,702
Twitter, Inc. (A)	1,670,793	47,550,769
		312,659,219
		368,224,352
Consumer discretionary – 23.1%
Household durables – 7.7%
Lennar Corp., A Shares	1,683,950	78,623,626
NVR, Inc. (A)	7,453	18,414,872
Tempur Sealy International, Inc. (A)	926,985	49,037,507
		146,076,005
Internet and direct marketing retail – 8.2%
Amazon.com, Inc. (A)	78,488	157,211,464
Leisure products – 4.6%
Polaris Industries, Inc.	878,178	88,652,069
Specialty retail – 1.8%
CarMax, Inc. (A)	179,930	13,435,373
Group 1 Automotive, Inc.	320,241	20,783,641
		34,219,014
Textiles, apparel and luxury goods – 0.8%
Salvatore Ferragamo SpA	650,796	15,551,275
		441,709,827
Consumer staples – 1.6%
Beverages – 1.6%
Anheuser-Busch InBev SA, ADR	146,924	12,866,135
Diageo PLC, ADR	130,327	18,463,426
		31,329,561
Energy – 5.8%
Energy equipment and services – 2.1%
National Oilwell Varco, Inc.	485,894	20,932,314
Schlumberger, Ltd.	323,413	19,702,320
		40,634,634
Oil, gas and consumable fuels – 3.7%
Cheniere Energy, Inc. (A)	583,115	40,520,661
Kinder Morgan, Inc.	530,764	9,410,446
Suncor Energy, Inc.	538,019	20,815,955
		70,747,062
		111,381,696
Financials – 18.1%
Banks – 9.6%
Bank of America Corp.	3,066,073	90,326,511
Citigroup, Inc.	1,287,448	92,361,520
		182,688,031
Capital markets – 7.0%
Morgan Stanley	1,254,677	58,430,308
The Goldman Sachs Group, Inc.	333,937	74,882,033
		133,312,341
Consumer finance – 1.5%
American Express Company	131,340	13,986,397
Synchrony Financial	469,329	14,586,745
		28,573,142
		344,573,514
Health care – 5.9%
Biotechnology – 3.4%
Alnylam Pharmaceuticals, Inc. (A)	104,625	9,156,780
Amgen, Inc.	269,004	55,761,839
		64,918,619
Health care equipment and supplies – 1.0%
Hologic, Inc. (A)	492,780	20,194,124
Pharmaceuticals – 1.5%
Allergan PLC	149,077	28,396,187
		113,508,930

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 10.5%
Electrical equipment – 1.8%
Regal Beloit Corp.	188,319	$15,526,902
Sensata Technologies Holding PLC (A)	365,831	18,126,923
		33,653,825
Industrial conglomerates – 5.7%
General Electric Company	9,583,304	108,195,502
Machinery – 0.5%
The Manitowoc Company, Inc. (A)	371,054	8,901,585
Professional services – 2.0%
IHS Markit, Ltd. (A)	727,024	39,230,215
Trading companies and distributors – 0.5%
United Rentals, Inc. (A)	37,251	6,094,264
WESCO International, Inc. (A)	66,795	4,104,553
		10,198,817
		200,179,944
Information technology – 12.2%
Semiconductors and semiconductor equipment – 0.5%
Analog Devices, Inc.	100,156	9,260,424
Software – 3.3%
Workday, Inc., Class A (A)	424,596	61,982,524
Technology hardware, storage and peripherals – 8.4%
Apple, Inc.	712,673	160,878,803
		232,121,751
Real estate – 2.2%
Equity real estate investment trusts – 1.8%
American Tower Corp.	229,085	33,286,051
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	828,922	7,800,156
		41,086,207
TOTAL COMMON STOCKS (Cost $1,426,935,532)		$1,884,115,782

SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	$1,777,000	1,777,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	19,750,000	19,750,000
		21,527,000
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $1,953,355 on
10-1-18, collateralized by $1,973,100
U.S. Treasury Inflation Indexed Notes,
0.375% - 1.375% due 1-15-20 to
1-15-27 (valued at $1,992,480,
including interest)	1,953,000	1,953,000
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $339,030 on 10-1-18,
collateralized by $360,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $348,471,
including interest)	$339,000	$339,000
		2,292,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,819,000)		$23,819,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,450,754,532) – 100.0%		$1,907,934,782
Other assets and liabilities, net – 0.0%		346,153
TOTAL NET ASSETS – 100.0%		$1,908,280,935

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.8%
Communication services – 2.2%
Entertainment – 1.7%
Twenty-First Century Fox, Inc., Class A	261,648	$12,122,152
Media – 0.5%
Comcast Corp., Class A	105,194	3,724,920
		15,847,072
Consumer discretionary – 9.7%
Auto components – 0.3%
Adient PLC	59,608	2,343,190
Household durables – 4.8%
Lennar Corp., A Shares	533,295	24,899,544
Lennar Corp., B Shares	6,056	233,156
Tempur Sealy International, Inc. (A)	194,655	10,297,250
		35,429,950
Internet and direct marketing retail – 2.2%
eBay, Inc. (A)	504,397	16,655,189
Specialty retail – 2.4%
AutoZone, Inc. (A)	12,391	9,611,699
Group 1 Automotive, Inc.	121,200	7,865,880
		17,477,579
		71,905,908
Consumer staples – 3.0%
Beverages – 2.0%
Anheuser-Busch InBev SA, ADR	84,846	7,429,964
Heineken Holding NV	81,514	7,391,404
		14,821,368
Food products – 1.0%
Danone SA	93,249	7,246,865
		22,068,233
Energy – 10.1%
Energy equipment and services – 2.2%
Baker Hughes, a GE Company	222,053	7,512,053

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
National Oilwell Varco, Inc.	212,161	$9,139,896
		16,651,949
Oil, gas and consumable fuels – 7.9%
Chevron Corp.	132,916	16,252,968
Exxon Mobil Corp.	104,004	8,842,420
Kinder Morgan, Inc.	1,288,226	22,840,247
Suncor Energy, Inc.	270,263	10,456,475
		58,392,110
		75,044,059
Financials – 32.3%
Banks – 16.9%
Bank of America Corp.	1,416,516	41,730,561
CIT Group, Inc.	287,304	14,827,759
Citigroup, Inc.	521,060	37,380,844
JPMorgan Chase & Co.	209,729	23,665,820
Wells Fargo & Company	136,624	7,180,957
		124,785,941
Capital markets – 9.4%
Affiliated Managers Group, Inc.	68,560	9,373,523
Morgan Stanley	592,458	27,590,769
The Goldman Sachs Group, Inc.	144,969	32,507,849
		69,472,141
Consumer finance – 4.6%
American Express Company	219,231	23,345,909
Synchrony Financial	353,045	10,972,639
		34,318,548
Insurance – 1.4%
Prudential Financial, Inc.	100,898	10,222,985
		238,799,615
Health care – 11.6%
Biotechnology – 3.9%
Amgen, Inc.	21,193	4,393,097
Biogen, Inc. (A)	41,866	14,791,676
Gilead Sciences, Inc.	125,275	9,672,483
		28,857,256
Health care equipment and supplies – 2.4%
Danaher Corp.	161,472	17,545,548
Health care providers and services – 0.8%
Patterson Companies, Inc.	239,381	5,852,865
Pharmaceuticals – 4.5%
Allergan PLC	109,553	20,867,657
Merck & Company, Inc.	179,293	12,719,045
		33,586,702
		85,842,371
Industrials – 14.5%
Aerospace and defense – 4.1%
L3 Technologies, Inc.	41,995	8,928,977
United Technologies Corp.	153,686	21,486,840
		30,415,817
Industrial conglomerates – 5.5%
General Electric Company	3,613,057	40,791,414
Machinery – 1.6%
Parker-Hannifin Corp.	46,758	8,600,199
The Manitowoc Company, Inc. (A)	146,546	3,515,639
		12,115,838
Road and rail – 2.3%
Union Pacific Corp.	103,280	16,817,082
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	45,281	7,407,972
		107,548,123
Information technology – 14.4%
Communications equipment – 1.4%
Cisco Systems, Inc.	215,534	10,485,729
Semiconductors and semiconductor equipment – 0.5%
Analog Devices, Inc.	38,368	3,547,505
Software – 5.2%
Microsoft Corp.	223,346	25,544,082
Oracle Corp.	256,317	13,215,705
		38,759,787
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	237,314	53,571,262
		106,364,283
Materials – 2.0%
Chemicals – 2.0%
LyondellBasell Industries NV, Class A	146,175	14,984,399
TOTAL COMMON STOCKS (Cost $625,008,654)		$738,404,063

SHORT-TERM INVESTMENTS – 0.5%
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	$264,000	264,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	2,938,000	2,938,000
		3,202,000
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $290,053 on
10-1-18, collateralized by $296,700
U.S. Treasury Inflation Indexed Notes,
0.375% due 1-15-27 (valued at
$295,905, including interest)	290,000	290,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,492,000)		$3,492,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $628,500,654) – 100.3%		$741,896,063
Other assets and liabilities, net – (0.3%)		(1,908,408)
TOTAL NET ASSETS – 100.0%		$739,987,655

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 31.2%
U.S. Government - 7.5%
U.S. Treasury Bonds
2.875%, 05/15/2043 (A)	$500,000	$472,578
3.000%, 05/15/2045	700,000	675,172
3.125%, 02/15/2043 (A)	400,000	395,063
3.625%, 08/15/2043	600,000	643,523
4.625%, 02/15/2040 (A)	600,000	735,563

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		$5,552,235	$5,367,562
0.500%, 01/15/2028		6,129,900	5,884,704
1.000%, 02/15/2048		2,146,053	2,118,221
1.375%, 02/15/2044		756,903	810,852
1.750%, 01/15/2028 (A)		1,563,783	1,674,368
2.500%, 01/15/2029		9,507,456	10,928,004
3.875%, 04/15/2029		766,470	986,820
U.S. Treasury Notes
2.625%, 06/15/2021 (A)		300,000	298,055
2.875%, 04/30/2025 (A)		11,200,000	11,113,813
			42,104,298
U.S. Government Agency - 23.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,000,000	956,846
3.851%, (12 month LIBOR +
1.851%), 03/01/2035 (C)		43,743	45,656
Federal National Mortgage Association
3.130%, (12 month LIBOR +
1.380%), 12/01/2034 (C)		66,111	67,975
3.500%, TBA (B)		76,300,000	75,013,437
4.000%, TBA (B)		55,600,000	56,034,757
4.162%, (1 Year CMT + 2.360%),
11/01/2034 (C)		365,653	383,828
4.303%, (12 month LIBOR +
1.678%), 05/01/2035 (C)		30,163	31,468
4.500%, 08/01/2023 to 09/01/2044		490,381	507,120
Government National Mortgage
Association
3.125%, (1 Year CMT + 1.500%),
11/20/2023 to 10/20/2026 (C)		24,027	24,381
3.375%, (1 Year CMT + 1.500%),
02/20/2024 to 01/20/2030 (C)		19,117	19,435
3.625%, (1 Year CMT + 1.500%),
04/20/2030 to 06/20/2030 (C)		17,419	17,926
			133,102,829
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $176,205,342)			$175,207,127

FOREIGN GOVERNMENT OBLIGATIONS - 26.0%
Australia - 0.1%
New South Wales Treasury Corp.,
Inflation-Linked Bond
2.750%, 11/20/2025	AUD	300,000	314,418
Canada - 3.0%
Government of Canada
1.500%, 12/01/2044	CAD	464,624	430,156
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,054,228
2.350%, 06/01/2025		2,700,000	2,024,483
Province of British Columbia
2.300%, 06/18/2026		1,400,000	1,040,291
Province of Ontario
2.400%, 06/02/2026		100,000	74,334
2.500%, 04/27/2026		$800,000	750,814
3.500%, 06/02/2024	CAD	5,100,000	4,086,633
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,186,404
3.000%, 09/01/2023	CAD	1,700,000	1,331,953
4.250%, 12/01/2021		4,500,000	3,665,184
			16,644,480
France - 2.0%
Government of France
2.000%, 05/25/2048 (D)	EUR	6,600,000	8,264,826
3.250%, 05/25/2045		1,800,000	2,858,916
			11,123,742
Israel - 0.2%
Government of Israel
3.250%, 01/17/2028		$500,000	480,071
4.125%, 01/17/2048		500,000	476,460
			956,531
Italy - 4.1%
Republic of Italy
2.450%, 10/01/2023	EUR	16,200,000	18,784,002
2.500%, 11/15/2025		1,800,000	2,038,105
2.950%, 09/01/2038 (D)		1,800,000	1,921,191
6.000%, 08/04/2028	GBP	400,000	606,390
			23,349,688
Japan - 3.7%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	2,972,990
1.600%, 03/20/2033		840,000,000	8,661,108
Japan Bank for International Cooperation
2.000%, 11/04/2021		$400,000	385,068
2.375%, 07/21/2022 to 11/16/2022		1,000,000	965,579
2.500%, 06/01/2022		500,000	486,097
3.250%, 07/20/2023		700,000	697,398
Japan Finance Organization
for Municipalities
2.125%, 04/13/2021 (D)		2,500,000	2,422,975
2.125%, 04/13/2021		900,000	872,271
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		1,200,000	1,158,564
2.500%, 06/08/2022 (D)		2,300,000	2,227,541
			20,849,591
Kuwait - 0.8%
State of Kuwait
2.750%, 03/20/2022 (D)		600,000	585,899
3.500%, 03/20/2027 (D)		3,800,000	3,722,503
			4,308,402
Lithuania - 0.2%
Republic of Lithuania
6.125%, 03/09/2021		900,000	958,574
New Zealand - 0.7%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,238,481
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (D)	NOK	3,800,000	497,030
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,251,131
3.250%, 07/25/2025		100,000	27,630
			1,278,761
Qatar - 1.3%
Government of Qatar
3.875%, 04/23/2023 (D)		$4,300,000	4,330,100
4.500%, 01/20/2022		700,000	721,140
4.500%, 04/23/2028 (D)		2,000,000	2,056,908
			7,108,148
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		4,800,000	4,632,182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia (continued)
Kingdom of Saudi Arabia (continued)
2.875%, 03/04/2023 (D)		$400,000	$386,318
3.250%, 10/26/2026		600,000	563,502
3.625%, 03/04/2028 (D)		1,200,000	1,143,306
4.500%, 04/17/2030 (D)		600,000	602,368
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	584,374
4.303%, 01/19/2029 (D)		200,000	199,008
			8,111,058
Slovenia - 1.4%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,600,000	1,604,760
4.125%, 02/18/2019		3,850,000	3,861,165
5.250%, 02/18/2024 (D)		1,682,000	1,814,737
5.250%, 02/18/2024		726,000	783,397
			8,064,059
South Korea - 0.0%
Korea Hydro & Nuclear Power
Company, Ltd.
3.750%, 07/25/2023		200,000	198,491
Spain - 2.7%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	241,292
4.900%, 09/15/2021		1,050,000	1,308,083
4.950%, 02/11/2020		1,300,000	1,581,761
Kingdom of Spain
1.400%, 07/30/2028		4,800,000	5,514,676
1.950%, 04/30/2026 (D)		3,500,000	4,303,113
2.900%, 10/31/2046 (D)		2,000,000	2,501,075
			15,450,000
United Arab Emirates - 0.5%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$1,800,000	1,731,771
3.125%, 10/11/2027 (D)		1,100,000	1,038,996
			2,770,767
United Kingdom - 3.6%
Government of United Kingdom
1.500%, 07/22/2047	GBP	3,100,000	3,668,702
3.250%, 01/22/2044		3,700,000	6,080,773
3.500%, 01/22/2045		1,100,000	1,891,620
4.250%, 12/07/2040		4,000,000	7,425,117
4.750%, 12/07/2038		600,000	1,160,000
			20,226,212
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $150,665,226)			$146,448,433

CORPORATE BONDS - 43.2%
Brazil - 0.7%
Petrobras Global Finance BV
4.375%, 05/20/2023		$800,000	759,840
5.999%, 01/27/2028		1,868,000	1,723,230
7.250%, 03/17/2044		1,300,000	1,231,750
8.375%, 12/10/2018		500,000	504,375
			4,219,195
Canada - 1.1%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		300,000	284,820
Brookfield Finance, Inc.
3.900%, 01/25/2028		400,000	379,992
Canadian Imperial Bank of Commerce
3.150%, 06/27/2021 (D)		600,000	598,027
Enbridge, Inc.
3.700%, 07/15/2027		600,000	579,188
Enbridge, Inc. (3 month LIBOR +
0.700%)
3.034%, 06/15/2020 (C)		$500,000	501,825
Fairfax Financial Holdings, Ltd.
2.750%, 03/29/2028 (D)	EUR	600,000	700,085
Royal Bank of Canada
2.300%, 03/22/2021		$1,600,000	1,564,787
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,643,673
			6,252,397
Cayman Islands - 0.2%
Ambac LSNI LLC (3 month LIBOR +
5.000%)
7.337%, 02/12/2023 (C)(D)		572	578
Preferred Term Securities XXVI, Ltd. (3
month LIBOR + 0.300%)
2.641%, 09/22/2037 (C)(D)		1,255,231	1,149,164
Tencent Holdings, Ltd.
3.595%, 01/19/2028		200,000	189,220
			1,338,962
China - 0.1%
Baidu, Inc.
3.875%, 09/29/2023		300,000	296,735
Denmark - 3.4%
BRFkredit A/S
2.000%, 10/01/2047	DKK	6,915,028	1,083,188
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047 to 10/01/2050		26,117,183	4,081,526
2.500%, 10/01/2037 to 10/01/2047		805,467	133,003
Nykredit Realkredit A/S
2.000%, 10/01/2047		34,878,104	5,456,067
2.500%, 10/01/2037 to 10/01/2047		12,424,170	2,053,129
3.000%, 10/01/2047		57,902	9,668
6.000%, 10/01/2029		33,077	6,235
Realkredit Danmark A/S
2.000%, 10/01/2047		30,662,804	4,802,625
2.500%, 10/01/2037 to 07/01/2047		10,140,808	1,675,700
Realkredit Danmark A/S (6 month
CIBOR + 0.850%)
0.700%, 01/01/2038 (C)		202,195	33,173
			19,334,314
France - 1.6%
Danone SA
2.077%, 11/02/2021 (D)		$800,000	765,636
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	830,372
1.875%, 09/15/2021 (D)		$3,100,000	2,983,586
2.000%, 01/22/2021	EUR	900,000	1,096,412
2.250%, 02/18/2020 (D)		$2,600,000	2,572,169
2.500%, 01/25/2021 (D)		800,000	788,222
			9,036,397
Germany - 1.3%
Aareal Bank AG
1.875%, 09/15/2020		200,000	194,587
Deutsche Bank AG
3.150%, 01/22/2021		200,000	195,423
4.250%, 10/14/2021		2,700,000	2,687,583
Deutsche Bank AG (3 month LIBOR +
0.815%)
3.162%, 01/22/2021 (C)		200,000	197,661
KFW
0.250%, 09/15/2025	EUR	1,700,000	1,948,085

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
KFW (continued)
0.750%, 06/28/2028	EUR	1,900,000	$2,193,642
			7,416,981
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$400,000	395,324
Hong Kong - 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		400,000	391,988
India - 0.0%
Indian Railway Finance Corp., Ltd.
3.835%, 12/13/2027		300,000	274,753
Ireland - 0.6%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		300,000	301,186
Bank of Ireland (7.375% to 6-18-20,
then 5 Year Euro Swap Rate +
6.956%)
06/18/2020 (E)	EUR	800,000	1,004,686
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019		$1,300,000	1,286,129
2.400%, 09/23/2021		300,000	289,845
SumitG
2.251%, 11/02/2020		400,000	389,618
			3,271,464
Italy - 0.9%
Banca Carige SpA
3.875%, 10/24/2018	EUR	2,800,000	3,254,319
Intesa Sanpaolo SpA (6.250% to
5-16-24, then 5 Year Euro Swap Rate
+ 5.856%)
05/16/2024 (E)		600,000	693,495
Intesa Sanpaolo SpA (7.750% to
1-11-27, then 5 Year Euro Swap Rate
+ 7.192%)
01/11/2027 (E)		1,000,000	1,245,227
			5,193,041
Japan - 2.2%
Central Nippon Expressway
Company, Ltd.
2.091%, 09/14/2021		$500,000	479,097
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
2.881%, 08/04/2020 (C)		3,100,000	3,105,295
Japan Tobacco, Inc.
2.000%, 04/13/2021		300,000	289,369
Meiji Yasuda Life Insurance Company
(5.100% to 4-26-28, then 5 Year U.S.
ISDAFIX + 3.150%)
04/26/2048 (D)		200,000	201,250
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021		345,000	340,259
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,800,000	1,753,191
Mizuho Financial Group, Inc. (3 month
LIBOR + 1.000%)
3.331%, 09/11/2024 (C)		200,000	200,897
Mizuho Financial Group, Inc. (3.922% to
9-11-23, then 3 month LIBOR +
1.000%)
09/11/2024		600,000	596,159
NTT Finance Corp.
1.900%, 07/21/2021		500,000	479,480
ORIX Corp.
3.250%, 12/04/2024		300,000	285,573
Sumitomo Mitsui Financial Group, Inc.
3.748%, 07/19/2023		1,000,000	997,128
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 0.860%)
3.202%, 07/19/2023 (C)		1,400,000	1,405,789
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
4.007%, 03/09/2021 (C)		2,300,000	2,367,311
			12,500,798
Jersey, Channel Islands - 0.1%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	120,773
2.875%, 07/31/2043		200,000	252,178
4.249%, 07/31/2043		200,000	268,348
			641,299
Luxembourg - 0.1%
Emerald Bay SA
2.927%, 10/08/2020 (D)(F)	EUR	291,000	318,438
Macau - 0.2%
Sands China, Ltd.
4.600%, 08/08/2023 (D)		$300,000	299,917
5.125%, 08/08/2025 (D)		200,000	199,514
5.400%, 08/08/2028 (D)		500,000	497,470
			996,901
Netherlands - 2.2%
Cooperatieve Rabobank UA
6.875%, 03/19/2020	EUR	1,550,000	1,968,054
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,399,270
2.625%, 12/05/2022 (D)		1,800,000	1,748,196
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		2,900,000	2,903,515
LeasePlan Corp. NV
2.875%, 01/22/2019 (D)		600,000	599,546
Mondelez International Holdings
Netherlands BV
2.000%, 10/28/2021 (D)		300,000	286,565
Stichting AK Rabobank Certificaten
6.500%, 12/29/2018 (E)	EUR	200,000	269,503
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019		$1,400,000	1,377,259
			12,551,908
Norway - 0.3%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,500,000	1,455,618
Russia - 0.5%
Gazprom OAO
9.250%, 04/23/2019		1,900,000	1,949,915
Sberbank of Russia
3.080%, 03/07/2019	EUR	500,000	582,810
			2,532,725

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Singapore - 0.4%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		$200,000	$189,862
3.500%, 09/18/2027 (D)		400,000	365,842
Clifford Capital Pte, Ltd.
3.380%, 03/07/2028		600,000	580,114
Oversea-Chinese Banking Corp., Ltd. (3
month LIBOR + 0.450%)
2.762%, 05/17/2021 (C)(D)		700,000	701,467
PSA Treasury Pte, Ltd.
2.500%, 04/12/2026		500,000	453,086
			2,290,371
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA
(6.750% to 2-18-20, then 5 Year Euro
Swap Rate + 6.604%)
02/18/2020 (E)	EUR	400,000	482,860
Banco Santander SA
4.379%, 04/12/2028		$200,000	189,073
			671,933
Supranational - 0.6%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,284,746
European Bank for Reconstruction &
Development
0.500%, 12/21/2023		200,000	127,150
European Stability Mechanism
1.850%, 12/01/2055	EUR	600,000	720,873
			3,132,769
Sweden - 4.9%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	26,400,000	3,026,497
2.250%, 09/21/2022		23,300,000	2,788,148
Nordea Hypotek AB
1.000%, 04/08/2022		40,400,000	4,633,804
Skandinaviska Enskilda Banken AB
1.500%, 12/15/2021		8,000,000	933,545
Stadshypotek AB
1.500%, 12/15/2021		32,000,000	3,733,591
4.500%, 09/21/2022		45,000,000	5,842,906
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		17,000,000	1,967,871
2.000%, 06/17/2026		4,000,000	468,827
Swedbank Hypotek AB
1.000%, 09/15/2021		11,200,000	1,289,743
1.000%, 06/15/2022		24,900,000	2,856,700
			27,541,632
Switzerland - 1.6%
Credit Suisse AG
6.500%, 08/08/2023		$1,122,000	1,197,915
6.500%, 08/08/2023 (D)		400,000	427,064
Credit Suisse Group AG (7.500% to
7-17-23, then 5 Year U.S. Swap Rate
+ 4.600%)
07/17/2023 (D)(E)		900,000	925,875
UBS AG
2.200%, 06/08/2020 (D)		1,200,000	1,178,381
7.625%, 08/17/2022		2,950,000	3,286,300
UBS AG (3 month LIBOR + 0.580%)
2.907%, 06/08/2020 (C)(D)		1,800,000	1,807,205
			8,822,740
United Arab Emirates - 0.1%
First Abu Dhabi Bank PJSC
3.000%, 03/30/2022		700,000	679,851
United Kingdom - 4.3%
Barclays Bank PLC
7.625%, 11/21/2022		1,400,000	1,517,600
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	600,000	717,529
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (E)	GBP	400,000	525,901
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (E)		$600,000	605,249
BAT International Finance PLC
1.625%, 09/09/2019		800,000	787,702
2.750%, 06/15/2020 (D)		900,000	890,582
HBOS PLC
5.374%, 06/30/2021	EUR	1,000,000	1,311,874
HSBC Holdings PLC (3 month LIBOR +
0.600%)
2.922%, 05/18/2021 (C)		$800,000	801,549
HSBC Holdings PLC (4.583% to
6-19-28, then 3 month LIBOR +
1.535%)
06/19/2029		500,000	500,559
HSBC Holdings PLC (5.875% to
9-28-26, then 5 Year British Pound
Swap Rate + 4.276%)
09/28/2026 (E)	GBP	1,100,000	1,437,325
HSBC Holdings PLC (6.250% to
3-23-23, then 5 Year U.S. ISDAFIX +
3.453%)
03/23/2023 (E)		$200,000	199,250
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (E)		400,000	386,000
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	800,000	1,266,273
6.500%, 03/24/2020	EUR	1,000,000	1,268,258
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (E)	GBP	1,200,000	1,587,757
Nationwide Building Society (3.766% to
3-8-23, then 3 month LIBOR +
1.064%)
03/08/2024 (D)		$900,000	877,970
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	200,000	261,202
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	575,887
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (D)		1,400,000	1,363,730
Tesco PLC
5.125%, 04/10/2047	EUR	800,000	1,184,989
6.125%, 02/24/2022	GBP	175,000	255,898
The Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,459,003
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
3.784%, 05/15/2023 (C)		$600,000	604,320
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		500,000	484,405

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
The Royal Bank of Scotland Group PLC
(7.500% to 8-10-20, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (E)		$400,000	$409,500
Virgin Media Secured Finance PLC
5.000%, 04/15/2027 (D)	GBP	700,000	908,021
Virgin Money PLC
2.250%, 04/21/2020		1,400,000	1,833,393
			24,021,726
United States - 15.4%
AbbVie, Inc.
3.200%, 11/06/2022		$500,000	491,365
3.375%, 11/14/2021		2,700,000	2,696,652
Air Lease Corp.
2.500%, 03/01/2021		900,000	879,094
3.375%, 01/15/2019		300,000	300,329
Allegion US Holding Company, Inc.
3.200%, 10/01/2024		300,000	280,266
Allergan Sales LLC
5.000%, 12/15/2021 (D)		300,000	311,102
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		125	171
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.691%, 11/05/2021 (C)		300,000	300,388
American International Group, Inc.
4.200%, 04/01/2028		400,000	395,563
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	233,302
2.800%, 06/01/2020		$200,000	198,113
Andeavor Logistics LP
3.500%, 12/01/2022		100,000	98,444
4.250%, 12/01/2027		100,000	97,655
5.500%, 10/15/2019		200,000	203,754
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038		500,000	480,551
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,300,000	1,510,671
AT&T, Inc. (3 month LIBOR + 0.750%)
3.071%, 06/01/2021 (C)		$1,600,000	1,614,352
AT&T, Inc. (3 month LIBOR + 0.950%)
3.289%, 07/15/2021 (C)		2,200,000	2,226,077
AT&T, Inc. (3 month LIBOR + 1.180%)
3.514%, 06/12/2024 (C)		800,000	803,600
Aviation Capital Group LLC
4.125%, 08/01/2025 (D)		1,400,000	1,374,626
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (E)		800,000	793,000
BAT Capital Corp.
2.297%, 08/14/2020 (D)		400,000	391,975
3.222%, 08/15/2024 (D)		600,000	571,726
4.390%, 08/15/2037 (D)		600,000	557,552
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.909%, 08/14/2020 (C)(D)		400,000	401,416
Bayer US Finance II LLC
3.500%, 06/25/2021 (D)		300,000	299,282
3.875%, 12/15/2023 (D)		300,000	297,915
4.250%, 12/15/2025 (D)		300,000	297,742
Bayer US Finance II LLC (3 month
LIBOR + 0.630%)
2.965%, 06/25/2021 (C)(D)		200,000	200,777
Bayer US Finance II LLC (3 month
LIBOR + 1.010%)
3.345%, 12/15/2023 (C)(D)		600,000	601,023
BellSouth LLC
4.333%, 04/26/2021 (D)		900,000	906,750
Campbell Soup Company
3.300%, 03/15/2021		200,000	198,083
3.650%, 03/15/2023		300,000	294,178
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		200,000	198,014
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		300,000	296,019
Charter Communications Operating LLC
3.750%, 02/15/2028		2,900,000	2,669,300
CIT Group, Inc.
5.250%, 03/07/2025		300,000	306,000
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		300,000	290,163
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		400,000	392,312
CNH Industrial Capital LLC
4.875%, 04/01/2021		400,000	409,929
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%)
2.739%, 06/25/2021 (C)		300,000	301,590
Continental Resources, Inc.
4.375%, 01/15/2028		300,000	297,580
CVS Health Corp.
3.350%, 03/09/2021		200,000	199,620
3.700%, 03/09/2023		300,000	298,658
4.100%, 03/25/2025		200,000	199,379
4.300%, 03/25/2028		400,000	396,052
5.050%, 03/25/2048		100,000	102,165
Dell International LLC
4.420%, 06/15/2021 (D)		1,000,000	1,014,815
Delta Air Lines, Inc.
3.625%, 03/15/2022		1,500,000	1,481,221
Discover Bank
3.350%, 02/06/2023		400,000	388,337
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%)
2.914%, 05/15/2020 (C)(D)		1,000,000	1,000,420
DR Horton, Inc.
4.000%, 02/15/2020		600,000	603,605
Duke Energy Corp. (3 month LIBOR +
0.500%)
2.819%, 05/14/2021 (C)(D)		1,000,000	1,002,621
EMC Corp.
2.650%, 06/01/2020		600,000	589,063
Emera US Finance LP
2.700%, 06/15/2021		400,000	388,276
Enable Midstream Partners LP
4.950%, 05/15/2028		300,000	297,571
Energy Transfer Partners LP
4.150%, 10/01/2020		700,000	709,075
5.750%, 09/01/2020		300,000	310,249
Enterprise Products Operating LLC
2.550%, 10/15/2019		900,000	896,442
EPR Properties
4.500%, 06/01/2027		800,000	764,201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Equifax, Inc. (3 month LIBOR + 0.870%)
3.184%, 08/15/2021 (C)		$300,000	$301,790
Equinix, Inc.
2.875%, 03/15/2024	EUR	300,000	353,620
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		$700,000	695,625
2.600%, 12/01/2021 (D)		300,000	289,688
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021	EUR	300,000	349,280
1.700%, 06/30/2022	GBP	300,000	385,571
Ford Motor Credit Company LLC
1.897%, 08/12/2019		$2,000,000	1,978,507
2.875%, 10/01/2018		600,000	600,000
Fresenius Medical Care US Finance II, Inc.
4.125%, 10/15/2020 (D)		300,000	302,712
GATX Corp. (3 month LIBOR + 0.720%)
3.061%, 11/05/2021 (C)		300,000	300,656
General Mills, Inc. (3 month LIBOR + 0.540%)
2.879%, 04/16/2021 (C)		100,000	100,466
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	299,112
General Motors Financial Company, Inc.
(3 month LIBOR + 0.850%)
3.189%, 04/09/2021 (C)		200,000	200,764
Harley-Davidson Financial Services, Inc.
2.850%, 01/15/2021 (D)		900,000	883,239
Harris Corp. (3 month LIBOR + 0.475%)
2.786%, 02/27/2019 (C)		400,000	400,176
Harris Corp. (3 month LIBOR + 0.480%)
2.819%, 04/30/2020 (C)		800,000	799,792
HCA, Inc.
5.625%, 09/01/2028		1,400,000	1,407,000
International Lease Finance Corp.
8.250%, 12/15/2020		200,000	218,545
JPMorgan Chase Bank N.A. (3 month
LIBOR + 0.340%)
2.675%, 04/26/2021 (C)		1,400,000	1,401,267
JPMorgan Chase Bank N.A. (3.086% to
4-26-20, then 3 month LIBOR + 0.350%)
04/26/2021		1,300,000	1,296,448
Kilroy Realty LP
3.450%, 12/15/2024		100,000	95,609
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020		900,000	942,184
Komatsu Finance America, Inc.
2.118%, 09/11/2020		200,000	195,617
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
2.911%, 02/10/2021 (C)		700,000	700,710
McDonald’s Corp. (3 month LIBOR + 0.430%)
2.769%, 10/28/2021 (C)		300,000	300,772
Morgan Stanley (3 month LIBOR + 0.550%)
2.891%, 02/10/2021 (C)		1,100,000	1,103,518
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024		500,000	496,458
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,323,021
National Rural Utilities Cooperative
Finance Corp. (3 month LIBOR + 0.375%)
2.575%, 06/30/2021 (C)		700,000	701,462
Navient Corp.
5.500%, 01/15/2019		800,000	804,000
5.875%, 03/25/2021		300,000	306,975
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.636%, 09/03/2019 (C)		1,500,000	1,502,550
ONEOK, Inc.
4.550%, 07/15/2028		200,000	200,883
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)		1,500,000	1,469,253
Pioneer Natural Resources Company
7.500%, 01/15/2020		200,000	210,521
Plains All American Pipeline LP
2.600%, 12/15/2019		200,000	198,436
Progress Energy, Inc.
4.400%, 01/15/2021		200,000	203,851
4.875%, 12/01/2019		300,000	305,931
Sempra Energy (3 month LIBOR + 0.450%)
2.784%, 03/15/2021 (C)		900,000	899,113
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
3.016%, 06/05/2020 (C)		200,000	200,898
Spirit AeroSystems, Inc.
3.950%, 06/15/2023		200,000	199,032
Spirit AeroSystems, Inc. (3 month
LIBOR + 0.800%)
3.118%, 06/15/2021 (C)		100,000	100,216
Springleaf Finance Corp.
5.250%, 12/15/2019		800,000	811,536
6.000%, 06/01/2020		1,400,000	1,438,500
Sprint Capital Corp.
6.900%, 05/01/2019		600,000	609,750
Sprint Communications, Inc.
9.000%, 11/15/2018 (D)		400,000	402,480
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		300,000	299,865
Textron, Inc. (3 month LIBOR + 0.550%)
2.891%, 11/10/2020 (C)		900,000	899,166
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR + 1.301%)
05/01/2029		1,500,000	1,477,393
The Southern Company
2.350%, 07/01/2021		800,000	775,678
Time Warner Cable LLC
5.000%, 02/01/2020		1,500,000	1,529,625
8.250%, 04/01/2019		300,000	307,672
Toyota Motor Credit Corp. (3 month
LIBOR + 0.400%)
2.712%, 05/17/2022 (C)		600,000	601,290
United Technologies Corp.
3.650%, 08/16/2023		1,700,000	1,691,547
UnitedHealth Group, Inc.
3.750%, 07/15/2025		1,600,000	1,607,030

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.
2.625%, 08/15/2026		$500,000	$453,109
4.125%, 03/16/2027		700,000	700,347
4.329%, 09/21/2028 (D)		695,000	698,966
Verizon Communications, Inc. (3 month
LIBOR + 1.100%)
3.414%, 05/15/2025 (C)		1,100,000	1,109,542
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		1,400,000	1,392,891
2.450%, 11/20/2019 (D)		1,500,000	1,485,964
WEA Finance LLC
3.750%, 09/17/2024 (D)		200,000	196,921
Wells Fargo & Company (3 month
LIBOR + 1.110%)
3.452%, 01/24/2023 (C)		1,400,000	1,417,472
Wells Fargo & Company (3 month
LIBOR + 1.230%)
3.572%, 10/31/2023 (C)		1,600,000	1,631,677
WestRock Company
3.750%, 03/15/2025 (D)		300,000	294,725
ZF North America Capital, Inc.
4.500%, 04/29/2022 (D)		200,000	202,468
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,500,000	1,469,021
			86,640,074
Virgin Islands, British - 0.1%
CNPC General Capital, Ltd.
2.750%, 05/14/2019 (D)		800,000	796,597
TOTAL CORPORATE BONDS (Cost $243,729,331)			$243,016,931

CAPITAL PREFERRED
SECURITIES - 0.3%
United States - 0.3%
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)		1,000,000	1,233,750
8.151%, 06/30/2031		200,000	246,750
			1,480,500
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,440,000)			$1,480,500

MUNICIPAL BONDS - 0.8%
United States - 0.8%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		700,000	858,669
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	517,244
City of Los Angeles Wastewater System Revenue
5.713%, 06/01/2039		200,000	241,646
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		205,000	208,581
State of California (1 month LIBOR + 0.780%)
2.889%, 04/01/2047 (C)		2,900,000	2,916,907
TOTAL MUNICIPAL BONDS (Cost $4,759,885)			$4,743,047

TERM LOANS (G) - 0.1%
United States - 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.992%, 01/31/2025		595,500	591,183
Las Vegas Sands LLC (1 month LIBOR
+ 1.750%), 3.992%, 03/27/2025		97,749	97,637
			688,820
TOTAL TERM LOANS (Cost $690,971)			$688,820

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
Commercial and residential - 7.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.065%, 09/25/2035 (H)		55,314	52,040
Alba PLC, Series 2006-2, Class A3A (3
month GBP LIBOR + 0.170%),
0.801%, 12/15/2038 (C)	GBP	192,087	239,612
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.892%, 10/25/2034 (C)		$6,199	6,202
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1,
6.500%, 04/25/2036		1,358,253	1,265,199
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month
LIBOR + 0.580%),
2.657%, 05/20/2035 (C)		146,638	127,295
Series 2006-J, Class 4A1,
4.051%, 01/20/2047 (H)		75,576	72,105
Series 2007-6, Class A1 (1 month
LIBOR + 0.290%),
2.355%, 07/25/2037 (C)		1,555,160	1,486,964
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2,
3.905%, 03/25/2035 (H)		340,675	332,972
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-6, Class 1A1,
4.377%, 08/25/2033 (H)		29,138	29,594
Series 2003-7, Class 6A,
3.906%, 10/25/2033 (H)		37,959	38,336
Series 2003-9, Class 2A1,
3.832%, 02/25/2034 (H)		7,231	7,366
Series 2004-2, Class 22A,
4.168%, 05/25/2034 (H)		76,533	74,726
Series 2004-2, Class 23A,
3.124%, 05/25/2034 (H)		35,058	32,091
Series 2004-9, Class 22A1,
4.200%, 11/25/2034 (H)		24,876	25,269
Series 2005-12, Class 23A1,
4.199%, 02/25/2036 (H)		458,203	431,068
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1,
4.138%, 09/25/2035 (H)		519,794	423,041
Series 2005-9, Class 24A1,
3.689%, 11/25/2035 (H)		481,674	418,939
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
4.019%, 01/26/2036 (H)		1,010,499	884,937
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.802%, 02/15/2041 (C)	GBP	584,694	757,796
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.940%, 06/01/2020	CAD	456,535	353,942

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Canada Mortgage & Housing Corp.
(Merrill Lynch) (continued)
Series 98001247,
2.140%, 07/01/2020	CAD	1,248,038	$970,371
Series 98001289,
2.140%, 08/01/2020		432,022	335,964
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR + 0.350%),
0.031%, 09/15/2040 (C)	EUR	59,466	68,924
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.558%, 07/25/2037 (H)		$66,228	58,910
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)		139,523	141,665
Series 2005-7, Class 1A2,
3.860%, 09/25/2035 (H)		964,574	885,706
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		81,767	75,668
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
3.055%, 11/25/2035 (C)		61,448	57,603
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.525%, 11/25/2035 (C)		73,687	68,192
Series 2006-OA9, Class 2A1B (1
month LIBOR + 0.200%),
2.277%, 07/20/2046 (C)		261,974	203,614
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.415%, 05/25/2037 (C)		212,297	118,415
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		107,840	91,882
Series 2007-OA11, Class A1B (12
month Treasury Average Index + 1.250%),
2.998%, 11/25/2047 (C)		1,278,866	1,098,930
Series 2007-OA3, Class 1A1 (1 month
LIBOR + 0.140%),
2.205%, 04/25/2047 (C)		2,483,411	2,376,704
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.913%, 08/25/2034 (H)		24,518	23,192
Series 2004-22, Class A3,
3.518%, 11/25/2034 (H)		106,242	105,331
Series 2004-HYB5, Class 2A1,
4.019%, 04/20/2035 (H)		15,119	15,035
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.640%),
2.705%, 03/25/2035 (C)		43,972	43,784
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.725%, 02/25/2035 (C)		23,825	23,986
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.745%, 02/25/2035 (C)		34,888	34,177
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		7,682	7,808
Series 2003-AR18, Class 2A3,
3.609%, 07/25/2033 (H)		5,948	5,993
Series 2003-AR20, Class 2A1,
4.205%, 08/25/2033 (H)		866	865
Eurosail-UK PLC, Series 2007-3X,
Class A3A (3 month GBP LIBOR + 0.950%),
1.751%, 06/13/2045 (C)	GBP	1,325,620	1,720,145
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
4.277%, 08/25/2035 (H)		$35,706	29,764
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.242%, 06/25/2034 (H)		10,620	10,479
Great Hall Mortgages PLC,
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.761%, 03/18/2039 (C)	GBP	813,548	1,044,359
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1 (1 month
LIBOR + 0.180%),
2.245%, 01/25/2037 (C)		$167,356	159,831
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
4.403%, 10/25/2033 (H)		6,369	6,356
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.123%, 11/10/2045		3,293,131	216,374
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT + 1.750%),
3.830%, 03/25/2033 (C)		28,982	28,837
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12
month Treasury Average Index + 2.000%),
3.748%, 10/19/2035 (C)		1,384,002	1,107,202
Series 2005-4, Class 3A1,
4.096%, 07/19/2035 (H)		27,023	25,509
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A,
3.638%, 12/25/2034 (H)		36,359	36,157
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month
LIBOR + 0.240%),
2.305%, 10/25/2036 (C)		2,803,251	2,633,513
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		3,025	2,445
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.773%, 11/25/2033 (H)		37,188	37,624
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		216,796	190,738
Series 2007-A1, Class 5A5,
3.843%, 07/25/2035 (H)		176,993	182,971
Series 2007-A1, Class 5A6,
3.843%, 07/25/2035 (H)		160,903	160,212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (3 month
GBP LIBOR + 0.650%),
1.281%, 12/15/2049 (C)	GBP	3,553,685	$4,566,606
MASTR Adjustable Rate Mortgages
Trust, Series 2007-HF1, Class A1 (1
month LIBOR + 0.240%),
2.305%, 05/25/2037 (C)		$216,231	133,204
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
4.100%, 02/25/2033 (H)		82,596	81,031
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
2.315%, 11/25/2035 (C)		90,977	88,229
Series 2005-A10, Class A (1 month
LIBOR + 0.210%),
2.275%, 02/25/2036 (C)		1,914,511	1,839,656
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.503%, 12/15/2030 (C)		18,425	17,847
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.530%, 10/07/2020 (C)		932,602	935,485
Real Estate Asset Liquidity Trust,
Series 2018-1A, Class A1,
3.129%, 08/12/2053 (D)	CAD	593,813	456,427
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
5.086%, 02/25/2036 (H)		$418,775	371,759
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%),
2.245%, 06/25/2046 (C)		1,464,981	664,494
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
2.215%, 02/25/2047 (C)		382,384	248,396
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036		1,521,962	1,495,302
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.465%, 01/25/2046 (C)		366,090	183,261
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
4.292%, 09/25/2035 (H)		90,281	76,274
RESIMAC Bastille Trust Series,
Series 2018-1NCA, Class A1 (1
month LIBOR + 0.850%),
2.987%, 12/16/2059 (C)(D)		1,400,000	1,399,332
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR + 0.800%),
1.605%, 08/20/2056 (C)(D)	GBP	1,985,888	2,582,578
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month
LIBOR + 0.350%),
2.427%, 07/20/2033 (C)		$65,747	63,310
Series 5, Class A (1 month LIBOR + 0.700%),
2.777%, 10/19/2026 (C)		9,133	9,183
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
4.233%, 02/25/2034 (H)		61,149	60,985
Series 2004-12, Class 7A1,
4.283%, 09/25/2034 (H)		83,162	84,326
Series 2004-4, Class 3A2,
4.054%, 04/25/2034 (H)		105,918	107,473
Series 2005-18, Class 6A1,
4.255%, 09/25/2035 (H)		135,171	121,192
Structured Asset Mortgage
Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month
LIBOR + 0.580%),
2.657%, 07/19/2034 (C)		30,331	30,307
Series 2006-AR5, Class 1A1 (1 month
LIBOR + 0.210%),
2.275%, 05/25/2036 (C)		400,399	367,182
Structured Asset Securities Corp.,
Series 2006-RF1, Class 1A (1 month
LIBOR + 0.280%),
2.345%, 01/25/2036 (C)(D)		287,676	265,904
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month
LIBOR + 0.290%),
2.355%, 10/25/2036 (C)(D)		578,185	514,290
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
3.496%, 10/25/2043 (H)		312,897	307,591
Series 2007-2, Class A1 (1 month
LIBOR + 1.250%),
3.315%, 06/25/2037 (C)		257,863	238,449
Series 2007-2, Class A2A (1 month
LIBOR + 0.130%),
2.195%, 06/25/2037 (C)		423,911	407,864
Series 2007-2, Class A3A (12 month
LIBOR + 1.200%),
4.012%, 06/25/2037 (C)		531,361	506,379
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
4.062%, 06/25/2047 (C)		107,110	98,455
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
4.062%, 06/25/2047 (C)		226,631	206,545
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
4.062%, 06/25/2047 (C)		94,694	84,881
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
1.002%, 06/10/2059 (C)	GBP	322,641	407,308
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.552%, 06/10/2059 (C)		61,717	75,128
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
1.152%, 06/10/2059 (C)		74,217	91,717
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.352%, 06/10/2059 (C)		58,592	72,559

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index + 1.200%),
2.948%, 11/25/2042 (C)		$188,778	$181,628
Series 2002-AR2, Class A (COFI + 1.250%),
2.184%, 02/27/2034 (C)		26,594	26,251
Series 2003-AR5, Class A7,
4.087%, 06/25/2033 (H)		31,623	31,965
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
2.375%, 01/25/2045 (C)		28,074	28,176
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.688%, 07/25/2046 (C)		221,049	163,579
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO,
1.360%, 03/15/2045 (D)		8,406,409	349,962
			41,507,199
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
2.442%, 01/15/2038 (C)		752,348	751,630
Series 4579, Class SD IO,
1.394%, 01/15/2038		752,348	31,340
Series T-62, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.948%, 10/25/2044 (C)		749,573	746,228
Federal National Mortgage Association
Series 2002-W8, Class F (1 month
LIBOR + 0.400%),
2.465%, 09/25/2032 (C)		1,921	1,920
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
2.415%, 03/25/2044 (C)		22,574	22,553
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.465%, 06/25/2036 (C)		47,284	47,440
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.865%, 12/25/2039 (C)		342,103	346,994
Government National Mortgage
Association, Series 2004-68,
Class ZC,
6.000%, 08/20/2034		1,342,503	1,452,668
			3,400,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,445,574)			$44,907,972

ASSET BACKED SECURITIES - 9.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-ASP1, Class M1 (1 month
LIBOR + 0.680%)
2.745%, 09/25/2035 (C)		1,249,579	1,178,914
Amresco Residential Securities Corp.
Mortgage Loan Trust,
Series 1999-1, Class A (1 month
LIBOR + 0.940%)
3.005%, 06/25/2029 (C)		27,650	26,362
Bavarian Sky Europe SA,
Series CH2, Class A (1 month
EURIBOR + 0.400%)
0.030%, 07/15/2026 (C)	EUR	700,000	813,388
Bowman Park CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.490%, 11/23/2025 (C)(D)		$1,400,000	1,400,473
Countrywide Asset-Backed Certificates,
Series 2006-22, Class 1A (1 month
LIBOR + 0.140%)
2.205%, 06/25/2035 (C)		1,361,462	1,237,120
Countrywide Asset-Backed Certificates,
Series 2007-6, Class 2A3 (1 month
LIBOR + 0.220%)
2.285%, 09/25/2037 (C)		1,840,306	1,542,599
Countrywide Asset-Backed Certificates,
Series 2007-BC2, Class 1A (1 month
LIBOR + 0.200%)
2.265%, 06/25/2037 (C)		2,427,600	2,171,932
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (C)(D)	EUR	1,100,000	1,275,474
CWABS Asset-Backed Certificates Trust,
Series 2005-4, Class MV5 (1 month
LIBOR + 1.005%)
3.070%, 10/25/2035 (C)		$2,100,000	2,067,820
Driver Multi-Compartment SA,
Series 14, Class A (1 month
EURIBOR + 0.400%)
0.030%, 02/21/2026 (C)	EUR	589,868	686,462
Evans Grove CLO, Ltd.,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.231%, 05/28/2028 (C)(D)		$400,000	397,235
Figueroa CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 0.900%)
3.239%, 01/15/2027 (C)(D)		1,400,000	1,399,985
Home Equity Asset Trust,
Series 2002-1, Class A4 (1 month
LIBOR + 0.600%)
2.665%, 11/25/2032 (C)		1,283	1,238
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3 (1 month
LIBOR + 0.260%)
2.325%, 04/25/2037 (C)		1,995,720	1,180,930
Jamestown CLO IV, Ltd.,
Series 2014-4A, Class A1AR (3
month LIBOR + 0.690%)
3.029%, 07/15/2026 (C)(D)		1,140,805	1,137,226
Jamestown CLO V, Ltd.,
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
3.556%, 01/17/2027 (C)(D)		2,786,719	2,787,123
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5 (1
month LIBOR + 0.240%)
2.305%, 08/25/2036 (C)		5,235,228	2,748,753

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
Monarch Grove CLO, Ltd,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
3.215%, 01/25/2028 (C)(D)		$1,500,000	$1,488,474
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE4, Class A4 (1 month
LIBOR + 0.240%)
2.305%, 06/25/2036 (C)		1,882,507	1,290,616
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE6, Class A2B (1 month
LIBOR + 0.100%)
2.165%, 09/25/2036 (C)		1,179,138	590,702
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-NC3, Class A2B (1 month
LIBOR + 0.140%)
2.205%, 05/25/2037 (C)		2,264,216	1,755,864
NewMark Capital Funding CLO, Ltd.,
Series 2014-2A, Class A1R (3 month
LIBOR + 1.220%)
3.528%, 06/30/2026 (C)(D)		1,400,000	1,400,034
NovaStar Mortgage Funding Trust,
Series 2007-1, Class A1A (1 month
LIBOR + 0.130%)
2.195%, 03/25/2037 (C)		1,985,126	1,514,887
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.478%, 07/20/2026 (C)(D)		2,900,000	2,900,902
Oaktree CLO, Ltd.,
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
3.568%, 10/20/2026 (C)(D)		2,900,000	2,900,476
Octagon Investment Partners XIX, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.439%, 04/15/2026 (C)(D)		1,100,146	1,100,237
RAMP Series Trust,
Series 2002-RS3, Class AII1 (1 month
LIBOR + 0.560%)
2.625%, 06/25/2032 (C)		7,693	7,352
RAMP Series Trust,
Series 2006-NC2, Class M1 (1 month
LIBOR + 0.360%)
2.425%, 02/25/2036 (C)		2,400,000	2,110,573
Red & Black Auto Germany 4 UG
haftungsbeschrankt,
Series 4, Class A (1 month EURIBOR + 0.500%)
0.130%, 09/15/2025 (C)	EUR	443,398	516,108
Renaissance Home Equity Loan Trust,
Series 2002-3, Class M2 (1 month
LIBOR + 2.550%)
4.615%, 12/25/2032 (C)		$417,410	405,275
Renaissance Home Equity Loan Trust,
Series 2006-3, Class AF6
5.731%, 11/25/2036		2,615,364	1,509,961
SC Germany Auto UG
haftungsbeschraenkt,
Series 2017-1, Class A (1 month
EURIBOR + 0.400%)
0.028%, 12/13/2026 (C)	EUR	423,372	492,823
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A (1 month
LIBOR + 0.050%)
2.115%, 12/25/2036 (C)		$44,861	26,454
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		5,881	5,957
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2 (1 month
LIBOR + 0.130%)
2.195%, 07/25/2036 (C)		1,651,130	1,319,686
Telos CLO, Ltd.,
Series 2014-6A, Class A1R (3 month
LIBOR + 1.270%)
3.606%, 01/17/2027 (C)(D)		2,900,000	2,900,342
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
3.005%, 11/25/2033 (C)		29,784	29,060
Toro European CLO DAC,
Series 2A, Class AR (3 month
EURIBOR + 0.900%)
0.581%, 10/15/2030 (C)(D)	EUR	1,400,000	1,622,911
Venture XVII CLO, Ltd.,
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.219%, 04/15/2027 (C)(D)		$300,000	299,187
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4 (1 month
LIBOR + 0.360%)
2.425%, 04/25/2037 (C)		6,541,695	3,548,743
Zais CLO 1, Ltd.,
Series 14-1A, Class A1AR (3 month
LIBOR - 1.150%)
3.490%, 04/15/2028 (C)(D)		1,400,000	1,400,000
TOTAL ASSET BACKED SECURITIES (Cost $52,322,676)			$53,189,658

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		5,054	14,151
TOTAL COMMON STOCKS (Cost $1,012,717)			$14,151

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (C)		1,940	377,393
TOTAL PREFERRED SECURITIES (Cost $410,172)			$377,393

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2049 (I)		4,100,000	116,850
5.625%, 01/24/2013 (I)		4,500,000	126,900
6.875%, 05/02/2018 (I)		2,100,000	60,480
TOTAL ESCROW SHARES (Cost $0)			$304,230

PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)		459,000	24,421

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on the EUR vs.
USD (Expiration Date: 9-22-21; Strike
Price: EUR 1.31;
Counterparty: Barclays Bank
PLC) (I)(J)		500,000	$26,749
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (I)(J)		2,119,000	14,670
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (I)(J)		1,705,000	11,804
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (I)(J)		2,587,000	17,949
			95,593
Puts - 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $110.00; Notional
Amount: 220,000) (I)		220	220
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $110.50; Notional
Amount: 9,000) (I)		9	9
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $111.00; Notional
Amount: 33,000) (I)		33	33
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $107.25; Notional
Amount: 685,000) (I)		685	685
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $107.50; Notional
Amount: 100,000) (I)		100	100
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 11-23-18; Strike Price: $125.00;
Notional Amount: 162,000) (I)		162	162
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-26-19; Strike
Price: EUR 1.15;
Counterparty: Goldman Sachs
Bank) (I)(J)		2,500,000	29,987
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)		459,000	33,685
Over the Counter Option on the EUR vs.
USD (Expiration Date: 9-22-21; Strike
Price: EUR 1.31;
Counterparty: Barclays Bank
PLC) (I)(J)		500,000	40,433
			105,314
TOTAL PURCHASED OPTIONS (Cost $285,558)			$200,907

SHORT-TERM INVESTMENTS - 11.6%
U.S. Government - 0.0%
U.S. Treasury Bill
2.012%, 11/08/2018 (A)*		$34,000	33,926
Foreign government - 11.3%
Argentina Treasury Bill
2.811%, 12/14/2018 *		2,300,000	2,280,616
Dutch Treasury Certificate
(0.632%), 01/31/2019 *	EUR	2,400,000	2,792,114
France Treasury Bill
(0.646%), 01/04/2019 *		3,400,000	3,954,121
(0.616%), 01/16/2019 *		9,000,000	10,470,144
(0.616%), 01/04/2019 *		1,000,000	1,162,976
(0.614%), 01/16/2019 *		3,700,000	4,304,393
(0.596%), 01/16/2019 *		4,000,000	4,653,397
Japan Treasury Discount Bill
(0.180%), 02/12/2019 *	JPY	270,000,000	2,377,528
(0.154%), 03/11/2019 *		3,010,000,000	26,507,736
(0.136%), 10/09/2018 *		500,000,000	4,400,722
(0.130%), 10/01/2018 *		90,000,000	792,114
			63,695,861
Repurchase agreement - 0.3%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $1,754,153 on 10-1-18,
collateralized by $1,850,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $1,790,754,
including interest)		$1,754,000	1,754,000
TOTAL SHORT-TERM INVESTMENTS (Cost $66,284,153)			$65,483,787
Total Investments (Global Bond Trust)
(Cost $743,251,605) - 130.9%			$736,062,956
Other assets and liabilities, net - (30.9%)			(173,707,756)
TOTAL NET ASSETS - 100.0%			$562,355,200

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $120,514,338 or 21.4% of the fund’s net assets as of 9-30-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	19	Long	Dec 2018	$1,783,374	$1,769,687	$(13,687)
10-Year Canada Government Bond Futures	20	Long	Dec 2018	2,080,121	2,053,497	(26,624)
10-Year Japan Government Bond Futures	16	Long	Dec 2018	21,151,564	21,135,716	(15,848)
10-Year U.S. Treasury Note Futures	220	Long	Dec 2018	26,505,130	26,131,875	(373,255)
3-Month Sterling Futures	427	Long	Dec 2018	68,970,698	68,970,698	0
3-Month Sterling Futures	127	Long	Sep 2019	20,458,297	20,455,597	(2,700)
3-Year Australian Treasury Bond Futures	14	Long	Dec 2018	1,129,001	1,126,004	(2,997)
5-Year U.S. Treasury Note Futures	785	Long	Dec 2018	89,038,091	88,294,102	(743,989)
Euro-Buxl Futures	15	Long	Dec 2018	3,086,623	3,035,915	(50,708)
Eurodollar Futures	1,167	Long	Mar 2019	284,010,183	283,464,300	(545,883)
Eurodollar Futures	271	Long	Dec 2019	65,841,029	65,622,650	(218,379)
German Euro BOBL Futures	187	Long	Dec 2018	28,516,281	28,377,118	(139,163)
German Euro BUND Futures	34	Long	Dec 2018	6,339,590	6,268,349	(71,241)
Ultra U.S. Treasury Bond Futures	102	Long	Dec 2018	16,241,300	15,736,688	(504,612)
3-Month Sterling Futures	427	Short	Dec 2019	(68,796,776)	(68,720,250)	76,526
3-Month Sterling Futures	127	Short	Sep 2020	(20,406,740)	(20,401,799)	4,941
Euro-BTP Italian Government Bond Futures	40	Short	Dec 2018	(5,622,045)	(5,751,380)	(129,335)
Eurodollar Futures	1,166	Short	Mar 2020	(282,953,541)	(282,274,025)	679,516
Eurodollar Futures	272	Short	Dec 2020	(66,015,469)	(65,847,800)	167,669
Euro-OAT Futures	428	Short	Dec 2018	(75,588,974)	(75,061,216)	527,758
U.K. Long Gilt Bond Futures	70	Short	Dec 2018	(11,181,494)	(11,034,326)	147,168
						$(1,234,843)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	484,000	USD	351,293	JPMorgan Chase Bank N.A.	10/3/2018	—	($1,434)
AUD	2,294,000	USD	1,666,456	HSBC Bank USA	11/15/2018	—	(7,749)
AUD	1,950,000	USD	1,549,665	HSBC Bank USA	12/6/2018	—	(139,460)
AUD	1,030,000	USD	818,850	HSBC Bank USA	2/7/2019	—	(73,394)
BRL	3,274,313	USD	817,781	Deutsche Bank AG	10/2/2018	—	(7,016)
BRL	3,274,313	USD	840,429	Nomura Global Financial Products, Inc.	10/2/2018	—	(29,665)
BRL	3,274,313	USD	799,042	Deutsche Bank AG	11/5/2018	$9,820	—
CAD	856,535	USD	651,277	Citibank N.A.	10/3/2018	11,886	—
CHF	1,559,000	USD	1,622,447	JPMorgan Chase Bank N.A.	10/3/2018	—	(33,759)
CHF	3,306,000	USD	3,349,622	JPMorgan Chase Bank N.A.	11/15/2018	32,255	—
CLP	976,698,600	USD	1,425,317	HSBC Bank USA	12/17/2018	60,802	—
CNY	26,592,457	USD	3,891,712	Barclays Bank PLC Wholesale	11/14/2018	—	(32,556)
CNY	50,423,000	USD	7,418,092	Citibank N.A.	11/14/2018	—	(100,596)
CNY	16,774,000	USD	2,468,435	HSBC Bank USA	11/14/2018	—	(34,155)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CNY	6,052,000	USD	883,413	BNP Paribas SA	7/12/2019	—	($11,433)
CNY	6,052,000	USD	882,512	Citibank N.A.	7/12/2019	—	(10,531)
CNY	43,600,454	USD	6,352,780	HSBC Bank USA	7/12/2019	—	(70,764)
COP	1,903,536,354	USD	612,188	Citibank N.A.	12/17/2018	$29,338	—
COP	9,275,807,946	USD	2,974,445	Goldman Sachs Bank USA	12/17/2018	151,667	—
COP	935,596,000	USD	302,000	HSBC Bank USA	12/17/2018	13,313	—
CZK	11,555,677	USD	527,791	Goldman Sachs Bank USA	11/15/2018	—	(6,283)
DKK	114,784,980	USD	18,090,619	Bank of America N.A.	10/1/2018	—	(219,412)
DKK	2,625,000	USD	412,770	HSBC Bank USA	10/1/2018	—	(4,076)
DKK	3,750,000	USD	588,004	Goldman Sachs Bank USA	1/2/2019	851	—
EUR	1,634,136	RON	7,647,598	Goldman Sachs Bank USA	12/14/2018	3,833	—
EUR	800,314	RON	3,747,170	JPMorgan Chase Bank N.A.	12/14/2018	1,434	—
EUR	227,000	SEK	2,337,837	Deutsche Bank AG	4/23/2019	484	—
EUR	311,000	SEK	3,231,446	Natwest Markets PLC	4/23/2019	—	(2,603)
EUR	813,000	USD	951,535	UBS AG	10/3/2018	—	(7,527)
EUR	59,690,769	USD	69,038,977	Citibank N.A.	11/15/2018	503,738	—
EUR	3,699,000	USD	4,234,848	UBS AG	11/15/2018	74,671	—
EUR	765,000	USD	964,053	Deutsche Bank AG	12/14/2018	—	(70,497)
EUR	1,350,000	USD	1,697,936	Deutsche Bank AG	1/24/2019	—	(114,917)
EUR	1,161,000	USD	1,401,675	HSBC Bank USA	5/28/2019	—	(25,200)
EUR	31,000	USD	39,634	Morgan Stanley Bank N.A.	6/28/2021	—	(442)
GBP	1,406,000	USD	1,832,056	Citibank N.A.	10/2/2018	525	—
GBP	2,770,000	USD	3,610,244	Goldman Sachs Bank USA	10/2/2018	175	—
GBP	2,980,000	USD	3,900,755	JPMorgan Chase Bank N.A.	10/2/2018	—	(16,622)
GBP	2,539,000	USD	3,271,450	Standard Chartered Bank	10/2/2018	37,883	—
GBP	521,000	USD	684,608	JPMorgan Chase Bank N.A.	10/3/2018	—	(5,507)
GBP	9,362,000	USD	12,350,144	JPMorgan Chase Bank N.A.	11/2/2018	—	(130,953)
HUF	132,259,000	USD	484,100	Bank of America N.A.	11/5/2018	—	(7,928)
IDR	8,809,353,350	USD	577,057	HSBC Bank USA	10/10/2018	13,829	—
IDR	8,713,584,530	USD	570,784	UBS AG	10/10/2018	13,679	—
IDR	5,873,336,120	USD	393,655	BNP Paribas SA	10/17/2018	—	(202)
IDR	4,833,108,000	USD	324,022	HSBC Bank USA	10/18/2018	—	(312)
IDR	11,649,601,760	USD	772,622	BNP Paribas SA	12/19/2018	—	(788)
IDR	49,505,481,280	USD	3,330,338	Standard Chartered Bank	12/19/2018	—	(50,396)
ILS	2,377,000	USD	647,079	Goldman Sachs Bank USA	11/2/2018	7,938	—
INR	68,893,478	USD	948,032	Bank of America N.A.	10/4/2018	2,101	—
INR	25,978,425	USD	361,615	BNP Paribas SA	10/17/2018	—	(4,306)
INR	58,715,520	USD	848,000	BNP Paribas SA	10/29/2018	—	(41,958)
INR	14,658,000	USD	210,000	Nomura Global Financial Products, Inc.	10/29/2018	—	(8,776)
INR	520,131,023	USD	7,316,823	BNP Paribas SA	12/19/2018	—	(232,531)
JPY	1,440,800,000	USD	12,991,873	Goldman Sachs Bank USA	10/2/2018	—	(311,007)
JPY	32,003,000	USD	286,103	Goldman Sachs Bank USA	10/3/2018	—	(4,416)
JPY	37,996,000	USD	337,741	Standard Chartered Bank	10/3/2018	—	(3,304)
JPY	70,800,000	USD	628,749	JPMorgan Chase Bank N.A.	11/2/2018	—	(4,225)
JPY	94,700,000	USD	863,531	Citibank N.A.	11/15/2018	—	(27,399)
JPY	9,132,200,000	USD	82,881,738	UBS AG	11/15/2018	—	(2,251,046)
KRW	1,688,102,650	USD	1,511,147	BNP Paribas SA	12/19/2018	12,902	—
MXN	195,409,718	USD	10,372,947	JPMorgan Chase Bank N.A.	10/26/2018	29,938	—
MXN	28,803,000	USD	1,502,959	Barclays Bank PLC Wholesale	11/14/2018	25,874	—
MXN	12,485,937	USD	582,000	Deutsche Bank AG	3/14/2019	68,689	—
MXN	5,120,700	USD	260,000	HSBC Bank USA	3/14/2019	6,859	—
MYR	6,942,651	USD	1,680,216	Goldman Sachs Bank USA	12/19/2018	—	(4,475)
NOK	11,052,000	USD	1,359,120	Bank of America N.A.	10/3/2018	—	(1,113)
NOK	2,723,000	USD	324,972	Citibank N.A.	10/3/2018	9,614	—
NOK	81,000	USD	9,916	JPMorgan Chase Bank N.A.	10/3/2018	37	—
NOK	10,840,000	USD	1,305,824	HSBC Bank USA	11/15/2018	28,414	—
NZD	5,689,000	USD	3,785,461	HSBC Bank USA	10/2/2018	—	(14,507)
NZD	519,000	USD	341,863	JPMorgan Chase Bank N.A.	10/3/2018	2,159	—
SEK	4,564,321	EUR	445,000	JPMorgan Chase Bank N.A.	4/23/2019	—	(1,935)
SEK	4,564,321	EUR	445,000	JPMorgan Chase Bank N.A.	4/23/2019	—	(1,150)
SEK	8,814,000	USD	974,957	Citibank N.A.	10/3/2018	16,865	—
SEK	3,465,000	USD	389,194	UBS AG	10/3/2018	715	—
SEK	2,990,000	USD	339,730	JPMorgan Chase Bank N.A.	11/15/2018	—	(2,097)
SGD	1,390,973	USD	1,017,109	Nomura Global Financial Products, Inc.	12/19/2018	2,107	—
THB	50,420,878	USD	1,549,743	HSBC Bank USA	12/19/2018	13,233	—
TRY	33,350,621	USD	6,627,140	Standard Chartered Bank	10/19/2018	—	(1,164,517)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
TWD	11,903,190	USD	390,000	Standard Chartered Bank	12/19/2018	$3,266	—
USD	682,712	AUD	950,000	JPMorgan Chase Bank N.A.	10/3/2018	—	($3,996)
USD	1,907,208	AUD	2,622,000	Citibank N.A.	11/15/2018	11,336	—
USD	106,363	AUD	143,000	Citibank N.A.	12/6/2018	2,948	—
USD	801,153	BRL	3,274,313	Deutsche Bank AG	10/2/2018	—	(9,611)
USD	817,781	BRL	3,274,313	Nomura Global Financial Products, Inc.	10/2/2018	7,016	—
USD	684,000	BRL	2,617,463	Deutsche Bank AG	3/14/2019	45,384	—
USD	260,000	BRL	877,500	HSBC Bank USA	3/14/2019	45,905	—
USD	112,181	CAD	145,000	BNP Paribas SA	10/2/2018	—	(81)
USD	1,538,039	CAD	2,008,000	HSBC Bank USA	10/2/2018	—	(16,598)
USD	998,414	CAD	1,299,000	HSBC Bank USA	10/3/2018	—	(7,323)
USD	337,911	CAD	437,000	JPMorgan Chase Bank N.A.	10/3/2018	—	(432)
USD	336,332	CHF	323,000	Goldman Sachs Bank USA	10/3/2018	7,181	—
USD	2,275,437	CHF	2,214,000	Standard Chartered Bank	10/3/2018	19,276	—
USD	599,000	CLP	404,608,200	BNP Paribas SA	12/17/2018	—	(16,641)
USD	303,000	CLP	203,767,500	Citibank N.A.	12/17/2018	—	(7,047)
USD	475,000	CLP	323,665,000	Credit Suisse International	12/17/2018	—	(17,480)
USD	3,018,636	CNY	20,630,263	Bank of America N.A.	11/14/2018	24,727	—
USD	2,525,079	CNY	17,293,341	Barclays Bank PLC Wholesale	11/14/2018	15,431	—
USD	886,324	CNY	6,052,000	BNP Paribas SA	11/14/2018	8,045	—
USD	885,443	CNY	6,052,000	Citibank N.A.	11/14/2018	7,163	—
USD	6,372,537	CNY	43,600,454	HSBC Bank USA	11/14/2018	45,143	—
USD	780,108	CNY	5,332,266	Bank of America N.A.	7/12/2019	11,828	—
USD	951,920	CNY	6,415,940	Citibank N.A.	7/12/2019	27,502	—
USD	6,121,861	CNY	41,786,248	HSBC Bank USA	7/12/2019	101,239	—
USD	318,896	CNY	2,170,000	JPMorgan Chase Bank N.A.	7/12/2019	6,239	—
USD	1,269,000	COP	3,842,201,500	Citibank N.A.	12/17/2018	—	(25,890)
USD	591,000	COP	1,786,888,500	Goldman Sachs Bank USA	12/17/2018	—	(11,213)
USD	1,000	COP	3,029,000	JPMorgan Chase Bank N.A.	12/17/2018	—	(21)
USD	321,323	DKK	2,045,000	Bank of America N.A.	10/1/2018	2,931	—
USD	18,314,103	DKK	116,005,194	Standard Chartered Bank	10/1/2018	252,917	—
USD	18,243,874	DKK	114,784,980	Bank of America N.A.	1/2/2019	219,415	—
USD	307,522	EUR	264,669	Bank of America N.A.	10/3/2018	204	—
USD	1,986,368	EUR	1,705,241	JPMorgan Chase Bank N.A.	10/3/2018	6,341	—
USD	10,140,086	EUR	8,723,224	Citibank N.A.	10/30/2018	—	(10,160)
USD	3,033,780	EUR	2,600,000	Goldman Sachs Bank USA	10/30/2018	8,449	—
USD	14,220,764	EUR	12,216,000	Standard Chartered Bank	10/30/2018	6,363	—
USD	11,083,736	EUR	9,519,000	Bank of America N.A.	11/15/2018	—	(6,372)
USD	13,468,337	EUR	11,542,000	Citibank N.A.	11/15/2018	21,332	—
USD	3,238,824	EUR	2,771,000	Goldman Sachs Bank USA	11/15/2018	10,471	—
USD	786,558	EUR	677,000	HSBC Bank USA	11/15/2018	—	(2,180)
USD	2,251,046	EUR	1,915,000	JPMorgan Chase Bank N.A.	11/15/2018	19,975	—
USD	963,833	EUR	765,000	Standard Chartered Bank	12/14/2018	70,277	—
USD	1,375,643	EUR	1,106,000	UBS AG	12/14/2018	83,783	—
USD	1,692,472	EUR	1,408,000	HSBC Bank USA	1/24/2019	41,442	—
USD	2,722,640	EUR	2,151,000	Citibank N.A.	2/7/2019	197,307	—
USD	1,362,064	EUR	1,167,000	Citibank N.A.	5/28/2019	—	(21,525)
USD	437,103	GBP	333,000	Barclays Bank PLC Wholesale	10/2/2018	3,071	—
USD	12,333,361	GBP	9,362,000	JPMorgan Chase Bank N.A.	10/2/2018	130,927	—
USD	1,392,540	GBP	1,058,000	Citibank N.A.	10/3/2018	13,482	—
USD	654,705	GBP	502,010	JPMorgan Chase Bank N.A.	10/3/2018	357	—
USD	1,299,499	GBP	988,000	Goldman Sachs Bank USA	11/2/2018	9,971	—
USD	825,563	GBP	616,000	Citibank N.A.	6/18/2019	12,126	—
USD	1,176,143	IDR	17,522,937,880	BNP Paribas SA	10/10/2018	794	—
USD	391,000	IDR	5,873,336,120	Goldman Sachs Bank USA	10/17/2018	—	(2,453)
USD	324,000	IDR	4,833,108,000	Goldman Sachs Bank USA	10/18/2018	290	—
USD	380,000	IDR	5,761,560,000	Bank of America N.A.	12/19/2018	—	(1,727)
USD	197,000	IDR	2,991,445,000	Goldman Sachs Bank USA	12/19/2018	—	(1,196)
USD	885,707	IDR	13,642,461,350	HSBC Bank USA	12/19/2018	—	(18,162)
USD	188,000	IDR	2,842,560,000	JPMorgan Chase Bank N.A.	12/19/2018	—	(331)
USD	359,000	IDR	5,471,878,000	Nomura Global Financial Products, Inc.	12/19/2018	—	(3,534)
USD	558,886	IDR	8,713,584,530	UBS AG	12/19/2018	—	(18,425)
USD	966,000	INR	68,893,478	Goldman Sachs Bank USA	10/4/2018	15,867	—
USD	359,000	INR	25,978,425	Goldman Sachs Bank USA	10/17/2018	1,691	—
USD	887,600	INR	61,439,672	Standard Chartered Bank	10/29/2018	44,161	—
USD	937,326	INR	68,893,478	Bank of America N.A.	12/19/2018	—	(1,017)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	631,000	INR	45,880,010	Barclays Bank PLC Wholesale	12/19/2018	$6,105	—
USD	358,126	INR	25,978,425	BNP Paribas SA	12/19/2018	4,294	—
USD	1,196,000	INR	87,294,666	Goldman Sachs Bank USA	12/19/2018	7,029	—
USD	491,000	INR	35,782,730	Nomura Global Financial Products, Inc.	12/19/2018	3,632	—
USD	820,008	JPY	90,000,000	Citibank N.A.	10/1/2018	27,894	—
USD	12,292,508	JPY	1,370,000,000	Citibank N.A.	10/2/2018	234,772	—
USD	627,333	JPY	70,800,000	JPMorgan Chase Bank N.A.	10/2/2018	4,203	—
USD	975,524	JPY	108,237,438	Goldman Sachs Bank USA	10/3/2018	22,828	—
USD	2,091,407	JPY	230,000,000	Barclays Bank PLC Wholesale	10/9/2018	66,077	—
USD	1,090,869	JPY	120,000,000	Citibank N.A.	10/9/2018	34,175	—
USD	1,363,450	JPY	150,000,000	UBS AG	10/9/2018	42,583	—
USD	27,143,747	JPY	3,010,000,000	Bank of America N.A.	10/30/2018	598,346	—
USD	2,450,520	JPY	270,000,000	Goldman Sachs Bank USA	10/30/2018	69,371	—
USD	463,450	JPY	51,900,000	Bank of America N.A.	11/15/2018	5,211	—
USD	263,587	JPY	28,900,000	Citibank N.A.	11/15/2018	8,421	—
USD	350,062	JPY	38,600,000	JPMorgan Chase Bank N.A.	11/15/2018	9,252	—
USD	160,800	KRW	178,771,008	BNP Paribas SA	10/29/2018	—	($383)
USD	1,210,000	KRW	1,344,552,000	BNP Paribas SA	12/19/2018	—	(3,885)
USD	1,218,027	NOK	10,170,000	UBS AG	11/15/2018	—	(33,744)
USD	3,815,470	NZD	5,689,000	Natwest Markets PLC	10/2/2018	44,517	—
USD	6,653	NZD	10,000	Standard Chartered Bank	10/3/2018	25	—
USD	3,785,921	NZD	5,689,000	HSBC Bank USA	11/2/2018	14,285	—
USD	21,512	PEN	71,692	BNP Paribas SA	12/17/2018	—	(124)
USD	38,035	SEK	334,000	HSBC Bank USA	10/3/2018	451	—
USD	25,254,227	SEK	227,470,000	Citibank N.A.	11/15/2018	—	(431,910)
USD	335,087	TRY	1,695,434	Goldman Sachs Bank USA	10/19/2018	57,385	—
USD	6,627,140	TRY	31,588,000	HSBC Bank USA	10/19/2018	1,453,223	—
USD	9,211	TRY	67,186	UBS AG	10/19/2018	—	(1,794)
USD	1,818,136	TWD	55,431,333	BNP Paribas SA	12/19/2018	—	(13,245)
USD	1,455,940	ZAR	21,581,000	Bank of America N.A.	11/2/2018	—	(63,913)
USD	1,617,447	ZAR	24,038,000	Goldman Sachs Bank USA	11/2/2018	—	(75,441)
USD	119,333	ZAR	1,866,000	JPMorgan Chase Bank N.A.	11/2/2018	—	(12,081)
ZAR	25,837,000	USD	1,693,665	BNP Paribas SA	11/2/2018	125,919	—
ZAR	6,154,000	USD	413,343	Citibank N.A.	11/2/2018	20,055	—
ZAR	15,247,000	USD	1,130,839	HSBC Bank USA	11/2/2018	—	(57,062)
						$5,611,254	($6,191,936)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	121.00	Oct 2018	79	79,000	$20,890	$(1,234)
Euro BOBL Futures	EUR	131.50	Nov 2018	61	6,100,000	9,667	(11,824)
Euro BUND Futures	EUR	160.50	Nov 2018	27	2,700,000	11,739	(13,961)
						$42,296	$(27,019)
Puts
10-Year U.S. Treasury Note Futures	USD	119.00	Oct 2018	79	79,000	18,499	(41,969)
Euro BOBL Futures	EUR	130.00	Nov 2018	61	6,100,000	9,279	(12,172)
Euro BOBL Futures	EUR	130.25	Nov 2018	41	4,100,000	9,858	(11,565)
Euro BUND Futures	EUR	157.00	Nov 2018	27	2,700,000	14,602	(14,002)
						$52,238	$(79,708)
						$94,534	$(106,727)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	Barclays Bank PLC Wholesale	AUD	0.73	Nov 2018	2,000,000	$9,341	$(7,801)
Euro versus Japanese Yen	Goldman Sachs Bank USA	EUR	135.00	Feb 2019	2,500,000	29,142	(35,255)
Pound Sterling versus U.S. Dollar	Citibank N.A.	GBP	1.44	Jun 2019	1,769,000	25,487	(11,745)
U.S. Dollar versus Chinese Yuan Renminbi	Goldman Sachs Bank USA	USD	7.00	Nov 2018	2,339,000	15,484	(3,857)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Foreign currency options (continued)

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
U.S. Dollar versus Norwegian Krone	Goldman Sachs Bank USA	USD	8.35	Dec 2018	800,000	$6,720	$(5,762)
U.S. Dollar versus Swedish Krona	Citibank N.A.	USD	9.00	Dec 2018	1,000,000	8,380	(10,198)
U.S. Dollar versus Swedish Krona	Goldman Sachs Bank USA	USD	9.04	Dec 2018	800,000	5,580	(7,346)
						$100,134	$(81,964)
Puts
Australian Dollar versus U.S. Dollar	Goldman Sachs Bank USA	AUD	0.70	Nov 2018	1,900,000	8,954	(2,607)
Euro versus Pound Sterling	Citibank N.A.	EUR	0.88	Dec 2018	4,804,000	28,328	(30,839)
Pound Sterling versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	1,751,000	55,583	(69,988)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	18.50	Oct 2018	2,900,000	35,989	(8,155)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank N.A.	USD	18.00	Nov 2018	2,100,000	12,789	(4,956)
						$141,643	$(116,545)
						$241,777	$(198,509)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration		Notional
Description	Counterparty (OTC)	index	rate	rate	date		amount*	Premium	Value
Calls
10-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Receive	2.750%	Oct 2018	USD	3,600,000	$13,410	—
								$13,410	$0
Puts
10-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Pay	3.200%	Oct 2018	USD	3,600,000	12,645	$(3,735)
								$12,645	$(3,735)
								$26,055	$(3,735)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	—
							$25,800	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	5,938,500,000	KRW	Fixed 2.030%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$32,381	$32,381
JPMorgan Chase Bank	6,594,300,000	KRW	Fixed 1.993%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	55,145	55,145
								—	$87,526	$87,526
Centrally cleared	26,880,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	$26,117	59,770	85,887
Centrally cleared	14,400,000	USD	1 Month LIBOR + 11.700%	3 Month LIBOR	Quarterly	Quarterly	Mar 2020	—	858	858
Centrally cleared	766,200,000	USD	USD LIBOR BBA	Fixed 3.200%	At Maturity	Quarterly	Apr 2020	47,921	66,703	114,624
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	1,143,552	(65,595)	1,077,957
Centrally cleared	35,400,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(48,828)	(36,178)	(85,006)
Centrally cleared	52,100,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Sep 2020	(3,658)	6,089	2,431
Centrally cleared	41,600,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	117,931	(16,618)	101,313
Centrally cleared	900,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	741	(1,556)	(815)
Centrally cleared	21,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2021	12,572	(27,660)	(15,088)
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Mar 2021	(75,353)	(8,938)	(84,291)
Centrally cleared	766,200,000	USD	Fixed 3.200%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2021	4,804	(43,727)	(38,923)
Centrally cleared	52,100,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2021	(30,120)	3,242	(26,878)
Centrally cleared	41,600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2021	(18,181)	16,858	(1,323)
Centrally cleared	29,600,000	USD	1 Month LIBOR + 8.375%	3 Month LIBOR	Quarterly	Quarterly	Apr 2022	—	2,472	2,472
Centrally cleared	7,000,000	USD	1 Month LIBOR + 8.375%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	5,558	5,558
Centrally cleared	4,900,000	USD	1 Month LIBOR + 7.000%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	6,336	6,336
Centrally cleared	25,500,000	USD	1 Month LIBOR + 8.500%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	(1,421)	20,040	18,619

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	31,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	$(124,819)	$(4,700)	$(129,519)
Centrally cleared	16,300,000	USD	1 Month LIBOR + 7.250%	3 Month LIBOR	Quarterly	Quarterly	Apr 2023	—	2,302	2,302
Centrally cleared	15,200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	68,035	563,325	631,360
Centrally cleared	16,200,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	6,388	(37,309)	(30,921)
Centrally cleared	36,400,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	1,351,474	167,830	1,519,304
Centrally cleared	9,200,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2028	(31,318)	55,875	24,557
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	1,043,079	2,172,466	3,215,545
Centrally cleared	4,340,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(128,602)	(28,340)	(156,942)
Centrally cleared	37,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Mar 2024	104,235	(165,577)	(61,342)
Centrally cleared	7,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2024	(6,692)	18,327	11,635
				USD Federal Funds Rate
Centrally cleared	1,200,000	USD	Fixed 2.696%	Compounded OIS	Annual	Annual	Apr 2025	—	3,423	3,423
				USD Federal Funds Rate
Centrally cleared	3,700,000	USD	Fixed 2.683%	Compounded OIS	Annual	Annual	Apr 2025	1,509	11,946	13,455
				USD Federal Funds Rate
Centrally cleared	1,300,000	USD	Fixed 2.710%	Compounded OIS	Annual	Annual	Apr 2025	—	2,610	2,610
				USD Federal Funds Rate
Centrally cleared	2,400,000	USD	Fixed 2.714%	Compounded OIS	Annual	Annual	Apr 2025	(35)	4,267	4,232
				USD Federal Funds Rate
Centrally cleared	1,200,000	USD	Fixed 2.684%	Compounded OIS	Annual	Annual	Apr 2025	(36)	4,321	4,285
				USD Federal Funds Rate
Centrally cleared	1,200,000	USD	Fixed 2.673%	Compounded OIS	Annual	Annual	Apr 2025	—	5,080	5,080
Centrally cleared	1,700,000	EUR	Fixed 0.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2025	19,916	10,128	30,044
Centrally cleared	3,500,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	176,645	29,769	206,414
Centrally cleared	13,400,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	159,827	(757,007)	(597,180)
Centrally cleared	240,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	14,910	(5,985)	8,925
Centrally cleared	140,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(129)	(6,233)	(6,362)
Centrally cleared	16,100,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	323,922	65,911	389,833
Centrally cleared	1,400,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2028	29,250	(29,250)	—
Centrally cleared	1,500,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Dec 2018	(5,835)	(11,022)	(16,857)
Centrally cleared	3,441,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(225,011)	107,332	(117,679)
Centrally cleared	600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	9,655	5,193	14,848
Centrally cleared	30,650,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(163,375)	(152,317)	(315,692)
Centrally cleared	1,030,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	238,793	1,002,793	1,241,586
Centrally cleared	707,889,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	92,415	(40,055)	52,360
Centrally cleared	320,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(929,704)	514,476	(415,228)
Centrally cleared	2,400,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(92,977)	275,775	182,798
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	466,376	81,329	547,705
Centrally cleared	5,400,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	149,754	41,042	190,796
Centrally cleared	1,300,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2049	26,306	(253)	26,053
Centrally cleared	9,900,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2049	223,457	(25,057)	198,400
Centrally cleared	4,350,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2049	(8,925)	19,909	10,984
Centrally cleared	4,300,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	192,791	192,791
Centrally cleared	1,200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	54,385	54,385
								$3,964,565	$4,137,154	$8,101,719
								$3,964,565	$4,224,680	$8,189,245

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	300,000	USD	$300,000	1.000%	Quarterly	Jun 2022	$(7,811)	$(1,372)	$(9,183)
	People’s Republic of
Barclays Bank PLC	China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(16,260)	(3,395)	(19,655)
Barclays Bank PLC	Republic of Korea	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2023	(55,691)	(11,553)	(67,244)
Barclays Capital	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(39,402)	(6,515)	(45,917)
	Commerzbank
BNP Paribas SA	Aktiengesellschaft	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	45,979	(26,567)	19,412
BNP Paribas SA	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(60,902)	(9,504)	(70,406)
BNP Paribas SA	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(44,239)	(11,314)	(55,553)
Citibank N.A	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(15,686)	(2,681)	(18,367)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Goldman Sachs
International	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	$(39,464)	$(6,453)	$(45,917)
Goldman Sachs	People’s Republic of
International	China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(31,090)	(6,036)	(37,126)
HSBC	Government of Japan	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2022	(49,366)	(8,796)	(58,162)
HSBC	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(21,266)	(5,049)	(26,315)
JP Morgan Chase Bank
N.A	Republic of Korea	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(25,024)	(7,139)	(32,163)
				$18,207,340				$(360,222)	$(106,374)	$(466,596)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(5,935)	(3,419)	(9,354)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(1,842)	(2,672)	(4,514)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(25,852)	(5,291)	(31,143)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,918)	(1,972)	(3,890)
				$2,455,420				$(35,547)	$(13,354)	$(48,901)
				$20,662,760				$(395,769)	$(119,728)	$(515,497)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A	Republic of South Africa	1.896%	100,000	USD	$100,000	1.000%	Quarterly	Jun 2023	$(5,044)	$1,251	$(3,793)
Goldman Sachs International	Republic of South Africa	2.015%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(5,161)	475	(4,686)
JP Morgan Chase Bank N.A	A.P. Moller - Maersk A/S	0.744%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(5,522)	20,374	14,852
JP Morgan Chase Bank N.A	Republic of South Africa	1.896%	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	(15,630)	4,251	(11,379)
Nomura Global Financial
Products, Inc.	Republic of South Africa	2.015%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(4,615)	(79)	(4,694)
					$2,134,064				$(35,972)	$26,272	$(9,700)
Centrally cleared	Daimler AG	0.416%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	2,660	466	3,126
Centrally cleared	Exelon Generation Company, LLC	0.490%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(29,366)	56,840	27,474
Centrally cleared	CDX.EM.29	1.809%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(18,696)	(16,433)	(35,129)
Centrally cleared	ITRAXX Europe Series 30 Version 1	0.688%	12,200,000	EUR	14,333,785	1.000%	Quarterly	Dec 2023	232,391	(1,318)	231,073
Centrally cleared	Tesco PLC	1.402%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(31,140)	1,435	(29,705)
Centrally cleared	Royal Dutch Shell PLC	0.626%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(16,539)	41,052	24,513
					$19,141,090				$139,310	$82,042	$221,352
					$21,275,154				$103,338	$108,314	$211,652

Currency swaps

						Notional		Notional	Unamortized
						amount of		amount of	upfront	Unrealized
			Payment	Maturity		currency		currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received		delivered	paid	(depreciation)	Value
	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR based
	0.055% based on the	on the notional amount of
	notional amount of	currency delivered
Deutsche Bank AG	currency received		Quarterly	Oct 2026	GBP	800,000	USD	976,000	$3,639	$52,058	$55,697
	Floating rate equal to 3	Floating rate equal to 3
	month GBP LIBOR less	month USD LIBOR based
	0.055% based on the	on the notional amount of
	notional amount of	currency delivered
Royal Bank of Scotland	currency received		Quarterly	Oct 2026	GBP	1,500,000	USD	1,830,300	44,025	60,107	104,132
									$47,664	$112,165	$159,829

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.6%
Canada - 2.6%
Barrick Gold Corp.	143,660	$1,591,753
Husky Energy, Inc.	120,630	2,118,134
Wheaton Precious Metals Corp.	115,525	2,021,341
		5,731,228
China - 4.1%
Baidu, Inc., ADR (A)	16,160	3,695,469
China Life Insurance Company, Ltd.,
H Shares	1,227,710	2,790,136
China Telecom Corp., Ltd., ADR (B)	48,010	2,372,654
China Telecom Corp., Ltd., H Shares	356,900	177,415
		9,035,674
Denmark - 2.0%
A.P. Moller - Maersk A/S, Series B (B)	1,510	2,121,355
Vestas Wind Systems A/S	34,340	2,319,882
		4,441,237
France - 7.6%
AXA SA	128,195	3,435,072
BNP Paribas SA	52,418	3,209,898
Cie de Saint-Gobain	33,340	1,436,986
Credit Agricole SA	167,298	2,404,906
Sanofi	39,544	3,533,144
Veolia Environnement SA	149,170	2,976,628
		16,996,634
Germany - 5.4%
Bayer AG	36,530	3,240,233
E.ON SE	207,760	2,114,111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Innogy SE (A)	5,550	$235,270
Merck KGaA	29,092	3,005,803
Siemens AG	26,789	3,425,336
		12,020,753
Hong Kong - 3.8%
China Mobile, Ltd.	247,250	2,430,923
CK Hutchison Holdings, Ltd.	251,040	2,889,656
Kunlun Energy Company, Ltd.	2,475,550	2,881,215
Value Partners Group, Ltd.	342,600	272,588
		8,474,382
India - 1.4%
Bharti Airtel, Ltd.	408,240	1,915,121
Hero MotoCorp, Ltd.	32,200	1,294,281
		3,209,402
Ireland - 1.5%
Bank of Ireland Group PLC	138,600	1,059,864
Perrigo Company PLC	32,350	2,290,380
		3,350,244
Israel - 1.8%
Teva Pharmaceutical
Industries, Ltd., ADR	181,760	3,915,110
Italy - 2.3%
Eni SpA	224,262	4,227,240
UniCredit SpA	66,640	999,913
		5,227,153
Japan - 4.5%
Mitsui Fudosan Company, Ltd.	91,210	2,157,195
Panasonic Corp.	228,570	2,649,407
Seven & i Holdings Company, Ltd.	40,400	1,801,231
SoftBank Group Corp.	7,630	762,234
Suntory Beverage & Food, Ltd.	40,300	1,707,352
Taiheiyo Cement Corp.	33,920	1,063,831
		10,141,250
Luxembourg - 2.6%
SES SA	261,310	5,731,940
Netherlands - 6.5%
Aegon NV	448,876	2,913,447
Akzo Nobel NV	29,982	2,804,614
ING Groep NV	233,076	3,025,115
QIAGEN NV (A)	3,484	131,948
Royal Dutch Shell PLC, B Shares	159,355	5,578,503
		14,453,627
Singapore - 1.9%
Singapore Telecommunications, Ltd.	1,792,250	4,247,086
South Korea - 3.3%
KB Financial Group, Inc., ADR	58,548	2,826,697
Samsung Electronics Company, Ltd.	106,400	4,452,933
		7,279,630
Spain - 0.6%
Telefonica SA	167,644	1,322,431
Sweden - 0.7%
Getinge AB, B Shares (B)	138,964	1,595,904
Switzerland - 3.2%
Novartis AG	7,450	641,285
Roche Holding AG	15,162	3,666,406
UBS Group AG (A)	183,290	2,893,899
		7,201,590
Taiwan - 0.4%
Catcher Technology Company, Ltd.	78,520	863,161
Thailand - 1.3%
Bangkok Bank PCL	311,130	2,097,496
Bangkok Bank PCL, NVDR	126,340	820,580
		2,918,076
United Kingdom - 8.3%
BAE Systems PLC	199,274	1,634,050
BP PLC	552,738	4,236,618
HSBC Holdings PLC	299,989	2,624,237
Kingfisher PLC	867,666	2,933,791
Man Group PLC	393,365	902,371
Standard Chartered PLC	477,298	3,954,535
Vodafone Group PLC	1,047,148	2,243,655
		18,529,257
United States - 30.8%
Advance Auto Parts, Inc.	13,270	2,233,737
Allergan PLC	25,608	4,877,812
Ally Financial, Inc.	26,390	698,016
Alphabet, Inc., Class A (A)	2,680	3,234,974
AmerisourceBergen Corp.	28,690	2,645,792
Amgen, Inc.	6,158	1,276,492
Apache Corp. (B)	71,680	3,416,986
Capital One Financial Corp.	31,060	2,948,526
Cardinal Health, Inc.	35,190	1,900,260
Celgene Corp. (A)	10,090	902,954
Citigroup, Inc.	71,170	5,105,736
Comcast Corp., Class A	76,850	2,721,259
CommScope Holding Company, Inc. (A)	73,417	2,258,307
Coty, Inc., Class A	272,927	3,427,963
Eli Lilly & Company	20,740	2,225,609
Exxon Mobil Corp.	27,490	2,337,200
Gilead Sciences, Inc.	46,960	3,625,782
Helmerich & Payne, Inc.	770	52,953
JPMorgan Chase & Co.	22,070	2,490,379
Kellogg Company	20,820	1,457,816
Mattel, Inc. (A)(B)	152,650	2,396,605
Navistar International Corp. (A)	68,960	2,654,960
NetScout Systems, Inc. (A)	1,000	25,250
Oracle Corp.	100,760	5,195,186
The Kroger Company	39,190	1,140,821
United Parcel Service, Inc., Class B	21,540	2,514,795
Voya Financial, Inc.	26,846	1,333,441
Walgreens Boots Alliance, Inc.	48,180	3,512,322
		68,611,933
TOTAL COMMON STOCKS (Cost $204,061,498)		$215,297,702

CORPORATE BONDS - 0.5%
United States - 0.5%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (B)(C)	$1,007,000	1,054,833
TOTAL CORPORATE BONDS (Cost $989,551)		$1,054,833

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral Trust,
2.1505% (D)(E)	926,164	9,265,897
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,266,754)		$9,265,897

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 2.6%
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	$5,900,000	$5,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000
Total Investments (Global Trust)
(Cost $220,217,803) - 103.9%		$231,518,432
Other assets and liabilities, net - (3.9%)		(8,609,499)
TOTAL NET ASSETS - 100.0%		$222,908,933

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $8,918,544.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$243,521
Financials – 0.1%
Insurance – 0.1%
Trupanion, Inc. (C)	4,600	164,358
Health care – 98.6%
Biotechnology – 35.3%
AbbVie, Inc.	16,488	1,559,435
Abcam PLC	22,161	413,623
Abeona Therapeutics, Inc. (C)	29,450	376,960
AC Immune SA (C)	5,596	44,768
ACADIA Pharmaceuticals, Inc. (C)	44,900	932,124
Acceleron Pharma, Inc. (C)	34,723	1,987,197
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	369,045
Achillion Pharmaceuticals, Inc. (C)	92,614	340,820
Agios Pharmaceuticals, Inc. (C)	18,436	1,421,784
Aimmune Therapeutics, Inc. (C)	30,235	824,811
Alder Biopharmaceuticals, Inc. (C)	61,982	1,032,000
Alexion Pharmaceuticals, Inc. (C)	57,559	8,001,277
Alkermes PLC (C)	15,648	664,101
Allakos, Inc. (C)	6,535	294,010
Alnylam Pharmaceuticals, Inc. (C)	18,000	1,575,360
Amarin Corp. PLC, ADR (C)	94,644	1,539,858
Amgen, Inc.	11,200	2,321,648
Amicus Therapeutics, Inc. (C)	9,817	118,688
AnaptysBio, Inc. (C)	4,932	492,066
Apellis Pharmaceuticals, Inc. (C)	8,333	148,161
Aptinyx, Inc. (C)	4,717	136,604
Arbutus Biopharma Corp. (C)	9,100	85,995
Arcus Biosciences, Inc. (C)	8,934	124,540
Argenx SE, ADR (C)	15,297	1,160,124
Array BioPharma, Inc. (C)	44,954	683,301
Ascendis Pharma A/S, ADR (C)	19,791	1,402,390
Atara Biotherapeutics, Inc. (C)	19,112	790,281
Audentes Therapeutics, Inc. (C)	23,125	915,519
Autolus Therapeutics PLC (C)	4,251	128,210
Avrobio, Inc. (C)	7,156	371,182
BeiGene, Ltd., ADR (C)	10,782	1,856,876
Biogen, Inc. (C)	13,229	4,673,938
BioMarin Pharmaceutical, Inc. (C)	33,893	3,286,604
Bluebird Bio, Inc. (C)	21,154	3,088,484
Blueprint Medicines Corp. (C)	17,753	1,385,799
Cara Therapeutics, Inc. (C)	15,847	379,536
Celgene Corp. (C)	9,432	844,070
Corvus Pharmaceuticals, Inc. (C)	14,503	124,436
CytomX Therapeutics, Inc. (C)	15,090	279,165
Denali Therapeutics, Inc. (C)	9,400	204,356
Editas Medicine, Inc. (C)	9,534	303,372
Enanta Pharmaceuticals, Inc. (C)	11,849	1,012,616
Exact Sciences Corp. (C)	26,750	2,111,110
Exelixis, Inc. (C)	22,617	400,773
Fate Therapeutics, Inc. (C)	16,003	260,689
FibroGen, Inc. (C)	19,847	1,205,705
Five Prime Therapeutics, Inc. (C)	8,946	124,528
Forty Seven, Inc. (C)	5,922	88,356
G1 Therapeutics, Inc. (C)	17,144	896,460
Gilead Sciences, Inc.	36,967	2,854,222
Global Blood Therapeutics, Inc. (C)	15,437	586,606
GlycoMimetics, Inc. (C)	24,154	347,818
Homology Medicines, Inc. (C)	10,030	229,286
ImmunoGen, Inc. (C)	21,900	207,393
Immunomedics, Inc. (C)	113,569	2,365,642
Incyte Corp. (C)	49,200	3,398,736
Insmed, Inc. (C)	67,046	1,355,670
Ionis Pharmaceuticals, Inc. (C)	8,570	442,041
Iovance Biotherapeutics, Inc. (C)	42,600	479,250
Ironwood Pharmaceuticals, Inc. (C)	55,470	1,023,976
Loxo Oncology, Inc. (C)	16,540	2,825,528
MacroGenics, Inc. (C)	16,111	345,420
Madrigal Pharmaceuticals, Inc. (C)	3,352	717,764
Merus NV (C)	6,900	136,206
Minerva Neurosciences, Inc. (C)	23,376	293,369
Mirati Therapeutics, Inc. (C)	6,500	306,150
Momenta Pharmaceuticals, Inc. (C)	11,000	289,300
Myovant Sciences, Ltd. (C)	16,459	436,986
Neurocrine Biosciences, Inc. (C)	57,664	7,089,789
Principia Biopharma, Inc. (C)	6,362	185,898
Prothena Corp. PLC (C)	10,198	133,390
PTC Therapeutics, Inc. (C)	22,210	1,043,870
Regeneron Pharmaceuticals, Inc. (C)	8,400	3,393,936
REGENXBIO, Inc. (C)	7,200	543,600
Rhythm Pharmaceuticals, Inc. (C)	5,191	151,421
Rocket Pharmaceuticals, Inc. (C)	9,062	223,106
Sage Therapeutics, Inc. (C)	44,800	6,328,000
Sarepta Therapeutics, Inc. (C)	34,100	5,507,491
Scholar Rock Holding Corp. (C)	5,387	138,715
Seattle Genetics, Inc. (C)	35,748	2,756,886
Shire PLC, ADR	10,280	1,863,456
Spark Therapeutics, Inc. (C)	22,383	1,220,993
TESARO, Inc. (C)	11,527	449,668
Tocagen, Inc. (C)	10,370	161,668
Ultragenyx Pharmaceutical, Inc. (C)	23,504	1,794,295
Vertex Pharmaceuticals, Inc. (C)	62,566	12,058,971
Xencor, Inc. (C)	41,880	1,632,064
Y-Mabs Therapeutics, Inc. (C)	7,594	201,697

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zafgen, Inc. (C)	23,600	$275,884
Zai Lab, Ltd., ADR (C)	9,368	182,489
Zeneca, Inc. (B)(C)	13,151	8,088
		118,769,493
Health care equipment and supplies – 20.9%
Align Technology, Inc. (C)	8,601	3,364,883
AtriCure, Inc. (C)	16,600	581,498
Becton, Dickinson and Company	59,006	15,400,566
Danaher Corp.	39,458	4,287,506
DexCom, Inc. (C)	12,510	1,789,430
GenMark Diagnostics, Inc. (C)	75,234	552,970
Hologic, Inc. (C)	91,400	3,745,572
Insulet Corp. (C)	6,600	699,270
Integer Holdings Corp. (C)	2,300	190,785
Intuitive Surgical, Inc. (C)	29,326	16,833,124
Lantheus Holdings, Inc. (C)	25,244	377,398
Neuronetics, Inc. (C)	4,446	142,539
Nevro Corp. (C)	5,900	336,300
Novocure, Ltd. (C)	25,700	1,346,680
NuVasive, Inc. (C)	11,500	816,270
Penumbra, Inc. (C)	6,429	962,421
Quidel Corp. (C)	21,429	1,396,528
Stryker Corp.	43,841	7,789,669
Tandem Diabetes Care, Inc. (C)	4,600	197,064
Teleflex, Inc.	8,835	2,350,905
The Cooper Companies, Inc.	10,735	2,975,205
ViewRay, Inc. (C)	23,885	223,564
West Pharmaceutical Services, Inc.	19,110	2,359,512
Wright Medical Group NV (C)	51,528	1,495,343
		70,215,002
Health care providers and services – 21.9%
Acadia Healthcare Company, Inc. (C)	25,016	880,563
Aetna, Inc.	9,790	1,985,902
Anthem, Inc.	34,600	9,482,130
Centene Corp. (C)	47,359	6,856,636
Cigna Corp.	43,210	8,998,483
CVS Health Corp.	23,100	1,818,432
DaVita, Inc. (C)	11,026	789,792
Encompass Health Corp.	3,200	249,440
Express Scripts Holding Company (C)	6,000	570,060
HCA Healthcare, Inc.	44,607	6,205,726
Humana, Inc.	15,146	5,127,224
Molina Healthcare, Inc. (C)	19,409	2,886,118
UnitedHealth Group, Inc.	87,040	23,156,117
Universal Health Services, Inc., Class B	5,753	735,464
WellCare Health Plans, Inc. (C)	12,457	3,992,344
		73,734,431
Health care technology – 1.0%
athenahealth, Inc. (C)	5,512	736,403
HTG Molecular Diagnostics, Inc. (C)	40,059	202,298
Teladoc Health, Inc. (C)	26,600	2,296,910
		3,235,611
Life sciences tools and services – 6.2%
Agilent Technologies, Inc.	91,612	6,462,310
Bruker Corp.	36,502	1,220,992
Illumina, Inc. (C)	7,226	2,652,376
Lonza Group AG (C)	1,197	409,491
Mettler-Toledo International, Inc. (C)	1,996	1,215,524
Quanterix Corp. (C)	18,700	400,554
Thermo Fisher Scientific, Inc.	35,300	8,616,024
		20,977,271
Pharmaceuticals – 13.3%
Allergan PLC	14,525	2,766,722
Amneal Pharmaceuticals, Inc. (C)	14,202	315,142
Assembly Biosciences, Inc. (C)	4,468	165,942
Astellas Pharma, Inc.	47,600	831,237
AstraZeneca PLC, ADR	95,100	3,763,107
Bristol-Myers Squibb Company	42,744	2,653,548
Chugai Pharmaceutical Company, Ltd.	11,100	713,545
Cymabay Therapeutics, Inc. (C)	9,300	103,044
Daiichi Sankyo Company, Ltd.	38,700	1,677,563
Eisai Company, Ltd.	13,700	1,334,615
Elanco Animal Health, Inc. (C)	11,557	403,224
Eli Lilly & Company	45,400	4,871,874
Endocyte, Inc. (C)	56,252	999,036
GW Pharmaceuticals PLC, ADR (C)	8,461	1,461,553
Intra-Cellular Therapies, Inc. (C)	8,100	175,770
Kyowa Hakko Kirin Company, Ltd.	24,600	461,607
Marinus Pharmaceuticals, Inc. (C)	5,848	58,480
Menlo Therapeutics, Inc. (C)	11,700	115,245
Merck & Company, Inc.	103,029	7,308,877
MyoKardia, Inc. (C)	13,739	895,783
Nektar Therapeutics (C)	17,800	1,085,088
Novartis AG	31,972	2,752,100
Odonate Therapeutics, Inc. (C)	4,909	95,284
Pfizer, Inc.	147,311	6,491,996
Reata Pharmaceuticals, Inc., Class A (C)	5,400	441,504
TherapeuticsMD, Inc. (C)	80,946	531,006
Theravance Biopharma, Inc. (C)	15,524	507,169
Tricida, Inc. (C)	8,460	258,453
WaVe Life Sciences, Ltd. (C)	7,114	355,700
Zogenix, Inc. (C)	24,000	1,190,400
		44,784,614
		331,716,422
TOTAL COMMON STOCKS (Cost $231,132,109)		$332,124,301

PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	543,783
Health care – 0.3%
Health care equipment and supplies – 0.3%
Becton, Dickinson and Company,
6.125%	9,988	652,816
Sartorius AG	3,003	486,760
		1,139,576
Information technology – 0.0%
Software – 0.0%
Doximity, Inc. (A)(B)(C)	31,611	142,250
TOTAL PREFERRED SECURITIES (Cost $1,474,948)		$1,825,609

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$348,000	451,748
TOTAL CONVERTIBLE BONDS (Cost $348,000)		$451,748

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	3,500	4,900
TOTAL RIGHTS (Cost $8,750)		$4,900

SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (E)	460,475	460,475

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Money Fund,
2.0920% (E)	1,606,399	$1,606,399
		2,066,874
TOTAL SHORT-TERM INVESTMENTS (Cost $2,066,874)		$2,066,874
Total Investments (Health Sciences Trust)
(Cost $235,030,681) – 100.0%		$336,473,432
Other assets and liabilities, net – (0.0%)		(147,522)
TOTAL NET ASSETS – 100.0%		$336,325,910

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.

High Yield Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.7%
Provincia de Buenos Aires
7.875%, 06/15/2027		$680,000	$565,427
Republic of Argentina
5.625%, 01/26/2022		230,000	207,460
6.875%, 04/22/2021		200,000	191,102
6.875%, 01/26/2027		330,000	280,500
7.500%, 04/22/2026		200,000	178,000
7.625%, 04/22/2046		200,000	162,202
			1,584,691
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	25,643
10.000%, 01/01/2023		2,139,000	528,139
10.000%, 01/01/2027		85,000	19,856
			573,638
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (A)		$440,000	395,868
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	74,000,000	4,916
Mexico – 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	305,429
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$3,532,638)			$2,864,542

CORPORATE BONDS – 82.4%
Communication services – 14.9%
Altice France SA
7.375%, 05/01/2026 (A)		$3,100,000	3,103,255
Altice Luxembourg SA
7.750%, 05/15/2022 (A)(B)		660,000	642,345
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027		410,000	392,883
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		530,000	538,613
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		2,240,000	2,186,979
5.750%, 02/15/2026 (A)		250,000	250,938
CenturyLink, Inc.
5.625%, 04/01/2025 (B)		250,000	244,450
6.750%, 12/01/2023		100,000	103,875
Charter Communications Operating LLC
4.908%, 07/23/2025		720,000	730,767
6.484%, 10/23/2045		450,000	483,129
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)		1,130,000	1,146,950
CSC Holdings LLC
6.625%, 10/15/2025 (A)		720,000	758,700
10.125%, 01/15/2023 (A)		355,000	388,370
10.875%, 10/15/2025 (A)		243,000	282,184
DISH DBS Corp.
5.875%, 11/15/2024		2,030,000	1,824,463
7.750%, 07/01/2026 (B)		2,250,000	2,131,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		670,000	617,740
8.000%, 02/15/2024 (A)		560,000	589,238
Level 3 Financing, Inc.
5.250%, 03/15/2026		210,000	206,598
5.625%, 02/01/2023		400,000	404,540
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		1,010,000	1,035,250
Match Group, Inc.
5.000%, 12/15/2027 (A)		390,000	388,089
6.375%, 06/01/2024		340,000	358,656
Meredith Corp.
6.875%, 02/01/2026 (A)		480,000	492,000
Netflix, Inc.
5.875%, 02/15/2025		500,000	516,875
Sprint Capital Corp.
8.750%, 03/15/2032		885,000	995,351
Sprint Communications, Inc.
11.500%, 11/15/2021		470,000	551,075
Sprint Corp.
7.250%, 09/15/2021		1,850,000	1,954,063
7.625%, 02/15/2025 (B)		580,000	615,090
7.875%, 09/15/2023		2,450,000	2,639,532
Telecom Italia SpA
5.303%, 05/30/2024 (A)		1,000,000	971,250
The EW Scripps Company
5.125%, 05/15/2025 (A)		420,000	403,725
Time Warner Cable LLC
7.300%, 07/01/2038		440,000	503,365
T-Mobile USA, Inc.
4.750%, 02/01/2028		780,000	734,175
6.000%, 04/15/2024		60,000	62,220
6.500%, 01/15/2026		1,160,000	1,215,332
Univision Communications, Inc.
5.125%, 02/15/2025 (A)		200,000	187,000
UPC Holding BV
5.500%, 01/15/2028 (A)		750,000	711,638
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		1,480,000	1,465,200
Windstream Services LLC
10.500%, 06/30/2024 (A)		840,000	714,000
			33,541,778

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 11.5%
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (A)(C)	$714,602	$714,602
Boyne USA, Inc.
7.250%, 05/01/2025 (A)	270,000	285,525
Brinker International, Inc.
5.000%, 10/01/2024 (A)	310,000	292,950
Carriage Services, Inc.
6.625%, 06/01/2026 (A)	570,000	582,825
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	700,000	729,960
Century Communities, Inc.
5.875%, 07/15/2025	1,040,000	967,512
Delphi Technologies PLC
5.000%, 10/01/2025 (A)	370,000	348,263
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	380,000	388,550
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	770,000	746,900
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)	3,600,425	360
frontdoor, Inc.
6.750%, 08/15/2026 (A)(B)	370,000	381,100
GLP Capital LP
5.750%, 06/01/2028	320,000	329,395
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)	740,000	775,727
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	510,000	495,656
4.875%, 05/15/2026 (A)	450,000	430,313
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	300,000	294,600
4.875%, 04/01/2027	820,000	808,299
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (A)	260,000	257,400
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%,
09/15/2026 (A)	250,000	235,625
International Game Technology PLC
6.500%, 02/15/2025 (A)	400,000	415,000
Jaguar Land Rover Automotive PLC
4.500%, 10/01/2027 (A)	210,000	172,158
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (A)	550,000	570,625
L Brands, Inc.
5.250%, 02/01/2028 (B)	830,000	714,049
Lennar Corp.
4.500%, 04/30/2024	300,000	293,760
4.750%, 11/29/2027	400,000	385,000
Levi Strauss & Company
5.000%, 05/01/2025	710,000	708,012
LGI Homes, Inc.
6.875%, 07/15/2026 (A)	340,000	334,050
MGM Resorts International
4.625%, 09/01/2026	370,000	344,914
7.750%, 03/15/2022	610,000	668,731
Monitronics International, Inc.
9.125%, 04/01/2020 (B)	390,000	292,500
Murphy Oil USA, Inc.
5.625%, 05/01/2027	490,000	486,325
6.000%, 08/15/2023	60,000	61,650
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)	654,000	659,723
New Red Finance, Inc.
4.250%, 05/15/2024 (A)(B)	340,000	322,704
5.000%, 10/15/2025 (A)	630,000	603,231
Newell Brands, Inc.
5.000%, 11/15/2023	250,000	252,772
Party City Holdings, Inc.
6.625%, 08/01/2026 (A)	640,000	648,000
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)	500,000	475,000
10.000%, 12/01/2022	1,210,000	1,282,080
Service Corp. International
4.625%, 12/15/2027	380,000	363,850
5.375%, 05/15/2024	230,000	234,600
7.500%, 04/01/2027	480,000	539,702
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)	682,000	741,914
Speedway Motorsports, Inc.
5.125%, 02/01/2023	610,000	609,238
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	270,000	255,069
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)	550,000	554,125
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)	550,000	543,048
TopBuild Corp.
5.625%, 05/01/2026 (A)	720,000	703,800
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	1,225,000	1,195,355
VOC Escrow, Ltd.
5.000%, 02/15/2028 (A)	460,000	442,078
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)	490,000	529,347
William Lyon Homes, Inc.
5.875%, 01/31/2025	50,000	46,438
6.000%, 09/01/2023	390,000	376,350
7.000%, 08/15/2022	180,000	183,375
		26,074,135
Consumer staples – 2.0%
Central Garden & Pet Company
5.125%, 02/01/2028	370,000	351,500
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	520,000	507,650
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)	440,000	530,089
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	260,000	254,475
4.875%, 11/01/2026 (A)	780,000	764,400
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (A)	230,000	217,350
Pyxus International, Inc.
8.500%, 04/15/2021 (A)	280,000	291,200
9.875%, 07/15/2021 (B)	250,000	242,813
Sally Holdings LLC
5.625%, 12/01/2025 (B)	510,000	485,775
Spectrum Brands, Inc.
5.750%, 07/15/2025	610,000	616,100
6.125%, 12/15/2024	230,000	234,600
		4,495,952
Energy – 14.7%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	630,000	646,538
6.625%, 07/15/2026 (A)	670,000	682,563
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	800,000	860,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)		$370,000	$368,150
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		740,000	777,000
Chesapeake Energy Corp.
5.375%, 06/15/2021		280,000	278,600
5.750%, 03/15/2023 (B)		760,000	740,050
8.000%, 01/15/2025 (B)		520,000	536,640
Continental Resources, Inc.
4.900%, 06/01/2044		330,000	325,319
Covey Park Energy LLC
7.500%, 05/15/2025 (A)		760,000	770,450
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)		590,000	631,300
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)		290,000	290,363
4.750%, 11/01/2024		280,000	280,350
5.375%, 05/31/2025		610,000	623,725
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)		290,000	290,000
5.750%, 01/30/2028 (A)		300,000	300,000
Ensco PLC
7.750%, 02/01/2026 (B)		210,000	208,425
EP Energy LLC
6.375%, 06/15/2023		840,000	558,600
8.000%, 02/15/2025 (A)		580,000	443,700
9.375%, 05/01/2024 (A)		750,000	618,750
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		1,120,000	991,200
7.375%, 05/15/2024 (A)		670,000	661,625
Genesis Energy LP
5.625%, 06/15/2024		910,000	859,950
Gulfport Energy Corp.
6.375%, 01/15/2026		480,000	466,800
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)		680,000	640,900
9.875%, 04/01/2022 (A)		350,000	348,250
MEG Energy Corp.
6.375%, 01/30/2023 (A)		948,000	862,680
7.000%, 03/31/2024 (A)		1,130,000	1,028,300
Murray Energy Corp. (9.000% Cash and
3.000% PIK) 12.000%,
04/15/2024 (A)		220,000	147,400
NGL Energy Partners LP
7.500%, 11/01/2023		900,000	904,500
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		380,000	382,850
4.875%, 08/15/2027 (A)		260,000	258,700
7.768%, 12/15/2037 (A)		500,000	612,500
Northern Oil and Gas, Inc. (8.500%
Cash and 1.000% PIK) 9.500%,
05/15/2023 (A)		1,140,000	1,202,700
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)(B)		310,000	316,433
6.875%, 03/15/2022		437,000	444,639
Petrobras Global Finance BV
6.850%, 06/05/2115		410,000	350,550
7.375%, 01/17/2027		290,000	293,567
Precision Drilling Corp.
7.125%, 01/15/2026 (A)		660,000	678,150
Pride International LLC
7.875%, 08/15/2040		30,000	28,500
QEP Resources, Inc.
5.250%, 05/01/2023		230,000	223,963
5.625%, 03/01/2026		170,000	162,563
Range Resources Corp.
4.875%, 05/15/2025 (B)		240,000	227,100
5.000%, 03/15/2023		400,000	393,000
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		770,000	877,800
7.500%, 07/15/2038 (A)		630,000	749,700
SemGroup Corp.
5.625%, 11/15/2023		740,000	717,800
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (A)		820,000	844,600
Targa Resources Partners LP
4.250%, 11/15/2023		400,000	390,500
5.875%, 04/15/2026 (A)		560,000	577,500
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		640,000	644,800
The Williams Companies, Inc.
3.700%, 01/15/2023		300,000	296,591
7.500%, 01/15/2031		880,000	1,068,184
8.750%, 03/15/2032		120,000	160,148
Transocean Guardian, Ltd.
5.875%, 01/15/2024 (A)		400,000	403,500
Transocean Pontus, Ltd.
6.125%, 08/01/2025 (A)		610,000	619,906
Transocean, Inc.
6.800%, 03/15/2038		360,000	311,400
7.500%, 01/15/2026 (A)		180,000	185,850
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)(B)		930,000	920,700
Vesta Energy Corp.
8.125%, 07/24/2023 (A)	CAD	490,000	375,092
WPX Energy, Inc.
5.750%, 06/01/2026		$220,000	222,750
8.250%, 08/01/2023		870,000	987,450
			33,071,614
Financials – 7.8%
Ally Financial, Inc.
3.500%, 01/27/2019		650,000	650,000
8.000%, 11/01/2031		80,000	96,900
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		1,170,000	889,200
Avolon Holdings Funding, Ltd.
5.125%, 10/01/2023 (A)		920,000	928,050
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (A)(E)		200,000	200,302
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		350,000	346,938
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (B)(E)		280,000	302,400
Barclays Bank PLC
7.625%, 11/21/2022		200,000	216,800
Barclays PLC
4.836%, 05/09/2028		200,000	187,985
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	500,000	639,507
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (A)(E)		$390,000	409,968
CIT Group, Inc.
5.250%, 03/07/2025		140,000	142,800
6.125%, 03/09/2028		190,000	198,550

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)	$780,000	$786,825
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)	1,060,000	1,082,525
Cooperatieve Rabobank UA
5.250%, 08/04/2045	270,000	283,190
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (A)(E)	290,000	318,857
Credit Suisse Group AG (7.250% to
9-12-25, then 5 Year U.S. Swap Rate
+ 4.332%) 09/12/2025 (A)(E)	200,000	200,750
Credit Suisse Group AG (7.500% to
7-17-23, then 5 Year U.S. Swap Rate
+ 4.600%) 07/17/2023 (A)(E)	210,000	216,038
DAE Funding LLC
4.500%, 08/01/2022 (A)	384,000	374,400
5.000%, 08/01/2024 (A)	800,000	783,000
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	590,000	622,819
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/2025 (A)	440,000	436,128
FirstCash, Inc.
5.375%, 06/01/2024 (A)	530,000	532,650
Genworth Holdings, Inc.
7.700%, 06/15/2020	360,000	369,000
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)	620,000	614,575
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)	730,000	704,450
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (A)	200,000	180,432
NatWest Markets NV
7.750%, 05/15/2023	210,000	232,238
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	591,963
6.500%, 06/15/2022	120,000	124,650
6.625%, 07/26/2021	210,000	218,925
6.750%, 06/25/2025 to 06/15/2026	590,000	586,375
8.000%, 03/25/2020	688,000	727,216
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,300,000	1,207,375
5.750%, 05/01/2025 (A)	510,000	509,363
Radian Group, Inc.
4.500%, 10/01/2024	200,000	196,500
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)	470,000	503,488
		17,613,132
Health care – 8.5%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)(B)	270,000	242,325
Bausch Health Companies, Inc.
5.500%, 03/01/2023 (A)	1,050,000	1,010,100
5.875%, 05/15/2023 (A)	10,000	9,708
6.125%, 04/15/2025 (A)(B)	240,000	228,252
7.000%, 03/15/2024 (A)	1,090,000	1,151,585
7.500%, 07/15/2021 (A)	20,000	20,375
8.500%, 01/31/2027 (A)	550,000	577,500
9.250%, 04/01/2026 (A)	1,610,000	1,736,788
BioScrip, Inc.
8.875%, 02/15/2021 (B)	620,000	587,450
Centene Corp.
5.375%, 06/01/2026 (A)	730,000	748,250
6.125%, 02/15/2024	160,000	168,400
DaVita, Inc.
5.125%, 07/15/2024	410,000	395,650
DJO Finance LLC
8.125%, 06/15/2021 (A)	1,210,000	1,235,713
10.750%, 04/15/2020	90,000	89,325
Endo Finance LLC
5.375%, 01/15/2023 (A)	280,000	246,400
6.000%, 02/01/2025 (A)	380,000	327,560
7.250%, 01/15/2022 (A)	290,000	282,750
HCA, Inc.
4.500%, 02/15/2027	440,000	432,300
5.000%, 03/15/2024	80,000	82,000
5.250%, 06/15/2026	100,000	102,875
5.500%, 06/15/2047	1,690,000	1,713,238
5.625%, 09/01/2028	1,800,000	1,809,000
7.500%, 02/15/2022	210,000	229,950
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)	470,000	477,638
Immucor, Inc.
11.125%, 02/15/2022 (A)	320,000	324,000
Jaguar Holding Company II
6.375%, 08/01/2023 (A)	570,000	574,275
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)	840,000	837,900
RegionalCare Hospital Partners
Holdings, Inc.
8.250%, 05/01/2023 (A)	620,000	651,000
Tenet Healthcare Corp.
7.500%, 01/01/2022 (A)	1,220,000	1,273,375
8.125%, 04/01/2022	1,080,000	1,138,104
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	550,000	516,797
		19,220,583
Industrials – 8.2%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)	130,000	128,050
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	650,000	613,438
5.000%, 10/01/2024 (A)	400,000	398,000
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (A)(B)	512,390	512,390
Ashtead Capital, Inc.
5.250%, 08/01/2026 (A)	930,000	939,533
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	610,000	612,288
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (A)	640,000	589,600
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (A)	700,000	734,563
BWX Technologies, Inc.
5.375%, 07/15/2026 (A)	410,000	411,538
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (A)	480,000	490,800
Core & Main LP
6.125%, 08/15/2025 (A)	300,000	288,372
Covanta Holding Corp.
5.875%, 07/01/2025	560,000	565,600

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (A)	$540,000	$469,800
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	330,000	310,200
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)(B)	940,000	776,440
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)	690,000	624,450
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	830,000	810,288
5.250%, 08/15/2022 (A)	280,000	282,800
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	409,000	419,225
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	818,000	874,851
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	570,000	526,509
5.375%, 11/15/2024 (A)	330,000	329,588
The ADT Corp.
4.125%, 06/15/2023	240,000	229,495
6.250%, 10/15/2021	430,000	451,074
The Brink’s Company
4.625%, 10/15/2027 (A)	510,000	470,475
The Hertz Corp.
5.875%, 10/15/2020 (B)	830,000	825,850
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	367,182	373,975
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	246,425	248,027
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	184,300
4.875%, 01/15/2028	980,000	918,750
5.500%, 05/15/2027	650,000	642,688
5.750%, 11/15/2024	90,000	92,430
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	440,000	430,100
XPO CNW, Inc.
6.700%, 05/01/2034	740,000	752,950
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	680,000	704,629
6.500%, 06/15/2022 (A)	367,000	378,928
		18,411,994
Information technology – 2.2%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	880,000	886,600
CDK Global, Inc.
4.875%, 06/01/2027	250,000	243,750
5.875%, 06/15/2026	630,000	650,714
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	420,000	404,250
Dell International LLC
5.875%, 06/15/2021 (A)	330,000	339,900
7.125%, 06/15/2024 (A)	360,000	386,676
First Data Corp.
5.000%, 01/15/2024 (A)	550,000	553,163
7.000%, 12/01/2023 (A)	60,000	62,475
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	560,000	574,700
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)	432,000	438,769
Vantiv LLC
4.375%, 11/15/2025 (A)	415,000	394,250
		4,935,247
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,080,000	1,109,700
6.750%, 09/30/2024 (A)	330,000	348,975
7.000%, 09/30/2026 (A)	830,000	891,213
ArcelorMittal
7.250%, 03/01/2041	470,000	535,668
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	870,000	854,340
Berry Global, Inc.
4.500%, 02/15/2026 (A)	460,000	437,000
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (A)	450,000	493,313
Cemex SAB de CV
5.700%, 01/11/2025 (A)	220,000	223,850
6.125%, 05/05/2025 (A)	270,000	278,438
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	220,000	199,650
7.250%, 04/01/2023 (A)	700,000	666,750
7.500%, 04/01/2025 (A)	840,000	796,950
Flex Acquisition Company, Inc.
7.875%, 07/15/2026 (A)	620,000	612,250
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	500,000	486,250
3.875%, 03/15/2023	260,000	251,529
4.550%, 11/14/2024 (B)	360,000	349,200
5.450%, 03/15/2043	2,030,000	1,842,225
6.875%, 02/15/2023	270,000	287,550
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	580,000	553,175
Hudbay Minerals, Inc.
7.625%, 01/15/2025 (A)(B)	1,410,000	1,455,825
Mercer International, Inc.
5.500%, 01/15/2026	380,000	372,400
6.500%, 02/01/2024	690,000	709,796
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	913,644	1,177
New Enterprise Stone & Lime
Company, Inc.
6.250%, 03/15/2026 (A)	300,000	302,250
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	520,000	531,700
Olin Corp.
5.000%, 02/01/2030	420,000	392,700
Pactiv LLC
7.950%, 12/15/2025	380,000	406,600
8.375%, 04/15/2027	1,510,000	1,630,800
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (A)	460,000	469,200
Steel Dynamics, Inc.
5.000%, 12/15/2026	300,000	298,500
Teck Resources, Ltd.
5.200%, 03/01/2042	670,000	618,075
Valvoline, Inc.
4.375%, 08/15/2025	510,000	474,300
5.500%, 07/15/2024	650,000	651,625
		19,532,974
Real estate – 2.7%
CoreCivic, Inc.
4.625%, 05/01/2023	130,000	124,800
4.750%, 10/15/2027	640,000	566,400
5.000%, 10/15/2022	390,000	385,125
CTR Partnership LP
5.250%, 06/01/2025	410,000	399,750

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	$1,020,000	$1,029,945
Hunt Companies, Inc.
6.250%, 02/15/2026 (A)	610,000	568,825
MPT Operating Partnership LP
5.000%, 10/15/2027	580,000	560,843
5.250%, 08/01/2026	250,000	248,750
5.500%, 05/01/2024	70,000	70,665
6.375%, 03/01/2024	280,000	294,000
Sabra Health Care LP
5.125%, 08/15/2026	270,000	264,202
The GEO Group, Inc.
5.125%, 04/01/2023	60,000	57,450
5.875%, 10/15/2024	750,000	718,125
Uniti Group LP
6.000%, 04/15/2023 (A)	190,000	184,300
8.250%, 10/15/2023	130,000	124,150
WeWork Companies, Inc.
7.875%, 05/01/2025 (A)(B)	590,000	573,775
		6,171,105
Utilities – 1.3%
AES Corp.
5.500%, 04/15/2025	451,000	462,275
NRG Energy, Inc.
7.250%, 05/15/2026	40,000	43,527
NRG REMA LLC
9.681%, 07/02/2026	1,098,172	774,211
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,170,338
Suburban Propane Partners LP
5.875%, 03/01/2027	450,000	427,500
		2,877,851
TOTAL CORPORATE BONDS (Cost
$189,432,307)		$185,946,365

CONVERTIBLE BONDS – 1.5%
Communication services – 0.9%
DISH Network Corp.
2.375%, 03/15/2024	420,000	372,260
3.375%, 08/15/2026	110,000	104,914
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)	290,000	318,724
Liberty Media Corp.
2.125%, 03/31/2048 (A)	550,000	541,674
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (A)	350,000	378,171
Twitter, Inc.
0.250%, 06/15/2024 (A)	90,000	78,816
1.000%, 09/15/2021	380,000	349,842
		2,144,401
Energy – 0.2%
Cheniere Energy, Inc.
4.250%, 03/15/2045	140,000	112,297
Chesapeake Energy Corp.
5.500%, 09/15/2026	260,000	256,814
		369,111
Health care – 0.1%
Jazz Investments I, Ltd.
1.500%, 08/15/2024	320,000	325,020
Industrials – 0.1%
FTI Consulting, Inc.
2.000%, 08/15/2023 (A)	280,000	272,201
Information technology – 0.2%
Cree, Inc.
0.875%, 09/01/2023 (A)	100,000	91,746
Finisar Corp.
0.500%, 12/15/2036	60,000	54,963
Palo Alto Networks, Inc.
0.750%, 07/01/2023 (A)	110,000	114,971
Splunk, Inc.
0.500%, 09/15/2023 (A)	120,000	123,869
		385,549
TOTAL CONVERTIBLE BONDS (Cost
$3,533,515)		$3,496,282

TERM LOANS (F) – 3.2%
Communication services – 0.3%
American Media, Inc. (3 month LIBOR
+8.000%) 10.396%, 09/30/2019 (C)	600,000	588,375
Consumer discretionary – 1.3%
CWGS Group LLC (1 and 3 month
LIBOR + 2.750%) 4.871%,
11/08/2023	797,850	782,292
PetSmart, Inc. (1 month LIBOR +
3.000%) 5.120%, 03/11/2022	1,002,539	873,232
Pisces Midco, Inc. (3 month LIBOR +
3.750%) 6.088%, 04/12/2025	558,600	563,488
Spencer Gifts LLC (1 month LIBOR +
8.250%) 10.410%, 06/29/2022	630,000	456,750
TOMS Shoes LLC (3 month LIBOR +
5.500%) 7.810%, 10/28/2020	264,144	206,032
		2,881,794
Energy – 0.7%
Eastern Power LLC (1 month LIBOR +
3.750%) 5.993%, 10/02/2023	569,188	567,765
Murray Energy Corp. (1 month LIBOR
+ 7.250%) 9.493%, 10/17/2022	371,542	340,161
Permian Production Partners LLC (1
month LIBOR + 6.000%) 8.170%,
05/18/2024	464,125	459,484
Temple Generation I LLC (1 month
LIBOR + 8.000%) 10.148%,
02/07/2023	268,501	268,949
		1,636,359
Health care – 0.7%
Immucor, Inc. (3 month LIBOR +
5.000%) 7.387%, 06/15/2021	288,706	293,218
Lantheus Medical Imaging, Inc. (1
month LIBOR + 3.750%) 5.993%,
06/30/2022	453,100	450,835
Radnet Management, Inc. (3 month
LIBOR + 3.750%) 6.117%,
06/30/2023	822,857	827,589
		1,571,642
Industrials – 0.2%
Commercial Barge Line Company (1
month LIBOR + 8.750%) 10.993%,
11/12/2020	623,222	477,936
TOTAL TERM LOANS (Cost $7,552,234)		$7,156,106

ASSET BACKED SECURITIES – 4.2%
ARES XLIV CLO, Ltd.
Series 2017-44A, Class D (3 month
LIBOR + 6.550%)
8.889%, 10/15/2029 (A)(G)	700,000	708,063

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Avery Point VI CLO, Ltd.
Series 2015-6A, Class E1 (3 month
LIBOR + 5.500%)
7.841%, 08/05/2027 (A)(G)	$750,000	$750,711
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month
LIBOR + 5.200%)
7.533%, 07/18/2027 (A)(G)	250,000	247,289
Carlyle US CLO, Ltd.
Series 2017-2A, Class C (3 month
LIBOR + 3.700%)
6.048%, 07/20/2031 (A)(G)	750,000	754,174
Catskill Park CLO, Ltd.
Series 2017-1A, Class D (3 month
LIBOR + 6.000%)
8.348%, 04/20/2029 (A)(G)	400,000	403,487
Cent CLO 24, Ltd.
Series 2015-24A, Class CR (3 month
LIBOR + 3.150%)
5.366%, 10/15/2026 (A)(G)	360,000	360,320
Cumberland Park CLO, Ltd.
Series 2015-2A, Class ER (3 month
LIBOR + 5.650%)
7.998%, 07/20/2028 (A)(G)	750,000	751,188
CVP CLO, Ltd.
Series 2017-2, Class D (3 month
LIBOR + 2.650%)
4.998%, 01/20/2031 (A)(G)	500,000	485,430
Jamestown CLO VIII, Ltd.
Series 2015-8A, Class D2 (3 month
LIBOR + 6.750%)
9.089%, 01/15/2028 (A)(G)	750,000	750,407
Midocean Credit CLO VII
Series 2017-7A, Class D (3 month
LIBOR + 3.880%)
6.219%, 07/15/2029 (A)(G)	500,000	502,877
Oaktree CLO, Ltd.
Series 2015-1A, Class DR (3 month
LIBOR + 5.200%)
7.548%, 10/20/2027 (A)(G)	250,000	248,144
OZLM XIX, Ltd.
Series 2017-19A, Class C (3 month
LIBOR + 3.100%)
5.439%, 11/22/2030 (A)(G)	810,000	809,799
Saranac CLO III, Ltd.
Series 2014-3A, Class DR (3 month
LIBOR + 3.250%)
5.582%, 06/22/2030 (A)(G)	570,000	567,938
THL Credit Wind River CLO, Ltd.
Series 2016-1A, Class ER (3 month
LIBOR + 5.550%)
7.898%, 07/15/2028 (G)	750,000	749,957
Treman Park CLO, Ltd.
Series 2015-1A, Class E (3 month
LIBOR + 6.200%)
8.548%, 04/20/2027 (A)(G)	250,000	250,221
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3
month LIBOR + 2.820%)
5.159%, 04/15/2027 (A)(G)	350,000	347,467
Series 2014-17A, Class ERR (3 month
LIBOR + 5.740%)
8.079%, 04/15/2027 (A)(G)	350,000	345,270
Whitehorse XII, Ltd.
Series 2018-12A, Class D (3 month
LIBOR + 3.650%)
6.076%, 10/15/2031 (A)(G)	420,000	420,000
TOTAL ASSET BACKED SECURITIES (Cost
$9,281,766)		$9,452,742

COMMON STOCKS – 2.6%
Communication services – 0.1%
New Cotai, Inc., Class B (C)(H)(I)	3	183,446
Vertis Holdings, Inc. (C)(I)	69,391	0
		183,446
Consumer discretionary – 0.3%
Bossier Casino Venture
Holdco, Inc. (A)(C)(I)	43,365	628,359
Energy – 2.2%
Berry Petroleum Corp.	195,481	3,272,203
Blue Ridge Mountain Resources, Inc. (I)	97,958	519,177
Hercules Offshore, Inc. (B)(C)(I)	45,689	17,343
KCAD Holdings I, Ltd. (C)(I)	165,553,563	678,770
MWO Holdings LLC (C)(I)	445	60,814
Temple Generation I LLC (I)	17,991	409,295
		4,957,602
Industrials – 0.0%
Tricer Holdco SCA (C)(I)	43,750	104,125
TOTAL COMMON STOCKS (Cost $11,197,821)		$5,873,532

PREFERRED SECURITIES – 0.8%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	8,875	222,319
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.099% (G)	51,072	1,343,194
		1,565,513
Industrials – 0.1%
Tricer Holdco SCA (C)(I)	20,998,941	209,989
TOTAL PREFERRED SECURITIES (Cost $2,824,910)		$1,775,502

ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (C)(I)	3,000,000	0
9.875%, 03/01/2049 (C)(I)	2,050,000	0
10.250%, 11/01/2049 (C)(I)	1,025,000	0
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL – 4.9%
John Hancock Collateral Trust,
2.1505% (J)(K)	1,110,921	11,114,324
TOTAL SECURITIES LENDING COLLATERAL (Cost
$11,115,522)		$11,114,324

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Money market funds – 2.8%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
1.9612% (J)	6,301,670	$6,301,670
TOTAL SHORT-TERM INVESTMENTS (Cost $6,301,670)		$6,301,670
Total Investments (High Yield Trust)
(Cost $245,207,510) – 103.7%		$233,981,565
Other assets and liabilities, net – (3.7%)		(8,368,079)
TOTAL NET ASSETS – 100.0%		$225,613,486

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $113,415,066 or 50.3% of the fund’s net assets as of 9-30-18.

(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $10,865,274.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.

(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 9-30-18.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Dec 2018	$9,760,982	$9,672,984	$(87,998)
U.S. Treasury Long Bond Futures	11	Short	Dec 2018	(1,590,446)	(1,545,500)	44,946
						$(43,052)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	2,342,366	USD	1,787,609	Citibank N.A.	10/18/2018	$26,548	—
USD	373,207	CAD	490,263	Barclays Bank PLC	10/18/2018	—	($6,501)
USD	232,390	EUR	197,131	Citibank N.A.	10/18/2018	3,224	—
						$29,772	($6,501)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Brown Brothers
Harriman and
Company	Toll Brothers, Inc.	450,000	USD	$450,000	1.000%	Quarterly	Dec 2022	$(3,565)	$6,298	$2,733
JPMorgan Chase Bank
N.A.	Weyerhaeuser Company	1,132,000	USD	1,132,000	1.000%	Quarterly	Dec 2023	(28,204)	(276)	(28,480)
				$1,582,000				$(31,769)	$6,022	$(25,747)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Equity Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.7%
Australia - 4.6%
AGL Energy, Ltd.	24,640	$347,581
Alumina, Ltd.	94,472	189,117
Amcor, Ltd.	43,247	427,420
AMP, Ltd.	102,336	235,910
APA Group	44,410	320,258
Aristocrat Leisure, Ltd.	19,488	400,225
ASX, Ltd.	6,951	319,725
Aurizon Holdings, Ltd.	76,706	227,736
AusNet Services	73,275	86,070
Australia & New Zealand Banking
Group, Ltd. (A)	105,235	2,142,240
Bank of Queensland, Ltd.	15,850	126,186
Bendigo & Adelaide Bank, Ltd.	18,165	141,075
BHP Billiton PLC	76,119	1,661,047
BHP Billiton, Ltd.	114,915	2,862,642
BlueScope Steel, Ltd.	20,070	246,154
Boral, Ltd.	42,857	213,931
Brambles, Ltd.	57,039	449,217
Caltex Australia, Ltd.	9,411	203,314
Challenger, Ltd.	22,963	185,803
CIMIC Group, Ltd.	3,702	137,401
Coca-Cola Amatil, Ltd.	21,130	148,956
Cochlear, Ltd.	2,020	292,893
Commonwealth Bank of Australia (A)	62,931	3,248,104
Computershare, Ltd.	16,916	243,611
Crown Resorts, Ltd.	14,067	139,119
CSL, Ltd.	16,228	2,357,924
Dexus	37,475	286,293
Domino’s Pizza Enterprises, Ltd.	2,059	79,139
Flight Centre Travel Group, Ltd.	2,493	95,736
Fortescue Metals Group, Ltd.	54,593	154,702
Goodman Group	67,542	506,673
Harvey Norman Holdings, Ltd. (A)	19,515	49,642
Healthscope, Ltd.	65,916	99,994
Incitec Pivot, Ltd.	65,708	188,927
Insurance Australia Group, Ltd.	84,827	448,457
LendLease Group	20,344	289,048
Macquarie Group, Ltd.	11,760	1,069,791
Medibank Pvt., Ltd.	94,782	199,300
Mirvac Group	133,238	232,235
MMG, Ltd. (B)	88,000	45,304
National Australia Bank, Ltd. (A)	96,261	1,932,543
Newcrest Mining, Ltd.	28,639	402,158
Oil Search, Ltd.	49,235	321,600
Orica, Ltd.	13,519	166,295
Origin Energy, Ltd. (B)	63,117	376,219
QBE Insurance Group, Ltd. (A)	49,037	393,884
Ramsay Health Care, Ltd.	5,011	198,812
REA Group, Ltd.	2,146	133,144
Santos, Ltd.	71,735	376,623
Scentre Group	191,167	549,369
SEEK, Ltd.	11,910	178,330
Sonic Healthcare, Ltd.	14,921	268,468
South32, Ltd.	112,851	317,146
South32, Ltd. (London Stock Exchange)	74,597	207,815
Stockland	87,409	262,573
Suncorp Group, Ltd.	46,533	486,198
Sydney Airport	39,872	198,463
Tabcorp Holdings, Ltd.	75,725	266,423
Telstra Corp., Ltd.	148,535	342,210
The GPT Group	65,090	245,149
TPG Telecom, Ltd.	13,013	80,270
Transurban Group	93,165	755,042
Treasury Wine Estates, Ltd.	26,341	332,475
Vicinity Centres	127,154	241,243
Wesfarmers, Ltd.	40,710	1,465,938
Westpac Banking Corp. (A)	121,874	2,450,973
Woodside Petroleum, Ltd.	33,609	937,588
Woolworths Group, Ltd.	48,115	975,862
		35,961,713
Austria - 0.2%
ANDRITZ AG	2,752	160,511
Erste Group Bank AG (B)	11,010	457,099
OMV AG	5,543	310,957
Raiffeisen Bank International AG	4,926	141,778
voestalpine AG	4,357	199,028
		1,269,373
Belgium - 0.7%
Ageas	7,799	419,263
Anheuser-Busch InBev SA	27,018	2,365,034
Colruyt SA (A)	2,769	156,704
Groupe Bruxelles Lambert SA	3,135	328,621
KBC Group NV	8,597	639,259
Proximus SADP	5,996	143,233
Solvay SA	2,881	386,209
Telenet Group Holding NV (A)(B)	2,144	118,132
UCB SA	4,152	373,115
Umicore SA	6,530	364,755
		5,294,325
Brazil - 0.9%
Ambev SA	163,730	743,536
Atacadao Distribuicao Comercio e
Industria, Ltd.	13,900	50,973
B3 SA - Brasil Bolsa Balcao	72,207	418,379
Banco Bradesco SA	36,969	235,716
Banco do Brasil SA	30,113	219,591
Banco Santander Brasil SA	14,000	123,792
BB Seguridade Participacoes SA	24,400	145,607
BR Malls Participacoes SA (B)	28,116	66,974
Braskem SA, ADR	1,584	45,730
BRF SA (B)	19,720	107,278
CCR SA	40,100	84,002
Centrais Eletricas Brasileiras SA (B)	11,900	45,702
Centrais Eletricas Brasileiras SA,
ADR (B)	1,429	6,431
Cia Brasileira de Distribuicao, ADR (A)	628	13,489
Cia de Saneamento Basico do Estado de
Sao Paulo	11,270	65,830
Cia Siderurgica Nacional SA (B)	16,100	37,235
Cia Siderurgica Nacional SA, ADR (B)	11,800	26,904
Cielo SA	44,260	134,252
Cosan SA	7,211	57,869

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
EDP - Energias do Brasil SA	11,126	$35,236
Embraer SA	10,800	53,030
Embraer SA, ADR	2,626	51,443
Engie Brasil Energia SA	7,500	65,890
Equatorial Energia SA	6,700	95,327
Fibria Celulose SA	3,172	59,316
Fibria Celulose SA, ADR	6,862	127,153
Hypera SA	14,208	100,336
JBS SA	28,673	66,596
Klabin SA	24,000	118,201
Kroton Educacional SA	47,780	134,873
Localiza Rent a Car SA	17,562	98,930
Lojas Renner SA	26,570	203,952
M Dias Branco SA	4,800	46,817
Multiplan Empreendimentos
Imobiliarios SA	9,975	46,213
Natura Cosmeticos SA	6,500	45,677
Odontoprev SA	8,800	27,913
Petroleo Brasileiro SA	106,229	637,340
Porto Seguro SA	4,419	64,875
Raia Drogasil SA	8,100	145,271
Rumo SA (B)	38,235	141,823
Sul America SA	7,299	46,991
Suzano Papel e Celulose SA	13,400	159,531
Telefonica Brasil SA, ADR	6,017	58,545
TIM Participacoes SA	28,020	81,384
Ultrapar Participacoes SA	12,700	117,391
Vale SA	111,197	1,647,077
WEG SA	24,258	118,631
		7,225,052
Canada - 6.6%
Agnico Eagle Mines, Ltd.	8,900	304,005
Alimentation Couche-Tard, Inc., Class B	15,800	790,336
AltaGas, Ltd. (A)	9,500	151,144
ARC Resources, Ltd.	15,000	167,228
Atco, Ltd., Class I	3,100	90,601
Aurora Cannabis, Inc. (A)(B)	23,500	225,785
Bank of Montreal	23,200	1,913,621
Barrick Gold Corp.	42,340	468,423
BCE, Inc.	5,824	235,954
BlackBerry, Ltd. (B)	19,900	225,245
Bombardier, Inc., Class B (B)	75,600	269,237
Brookfield Asset Management, Inc.,
Class A	31,748	1,413,071
CAE, Inc.	10,400	211,116
Cameco Corp.	15,500	176,762
Canadian Imperial Bank of
Commerce (A)	16,000	1,499,230
Canadian National Railway Company	26,900	2,413,742
Canadian Natural Resources, Ltd.	44,260	1,446,036
Canadian Pacific Railway, Ltd.	5,300	1,121,139
Canadian Tire Corp., Ltd., Class A	2,500	292,920
Canadian Utilities, Ltd., Class A	5,100	125,402
CCL Industries, Inc., Class B (A)	5,200	234,385
Cenovus Energy, Inc. (A)	40,300	404,669
CGI Group, Inc., Class A (B)	9,400	606,071
CI Financial Corp.	10,300	163,553
Constellation Software, Inc.	800	588,314
Crescent Point Energy Corp. (A)	21,400	136,189
Dollarama, Inc.	12,000	378,028
Emera, Inc.	2,400	74,621
Empire Company, Ltd., Class A	7,200	131,218
Enbridge, Inc.	61,400	1,981,305
Encana Corp.	36,100	473,172
Fairfax Financial Holdings, Ltd.	1,000	543,290
Finning International, Inc.	6,800	166,098
First Capital Realty, Inc.	6,600	99,640
First Quantum Minerals, Ltd.	25,554	291,023
Fortis, Inc.	15,600	505,809
Franco-Nevada Corp.	6,900	431,634
George Weston, Ltd.	2,000	151,388
Gildan Activewear, Inc.	8,400	255,580
Goldcorp, Inc.	32,584	331,983
Great-West Lifeco, Inc.	11,200	271,752
Husky Energy, Inc.	13,897	244,017
Hydro One, Ltd. (C)	11,600	176,382
IGM Financial, Inc. (A)	3,500	96,195
Imperial Oil, Ltd. (A)	11,130	360,186
Industrial Alliance Insurance & Financial
Services, Inc.	4,100	163,949
Intact Financial Corp.	5,200	432,377
Inter Pipeline, Ltd.	14,100	244,524
Keyera Corp.	8,100	217,041
Kinross Gold Corp. (B)	48,929	133,341
Linamar Corp.	2,100	96,753
Loblaw Companies, Ltd.	8,140	418,202
Lundin Mining Corp.	26,800	141,921
Magna International, Inc.	13,100	688,139
Manulife Financial Corp. (D)	71,400	1,276,372
Methanex Corp.	3,500	276,282
Metro, Inc.	9,357	291,073
National Bank of Canada	12,400	619,304
Nutrien, Ltd.	23,390	1,350,541
Onex Corp.	3,100	211,995
Open Text Corp.	9,800	372,911
Pembina Pipeline Corp.	18,298	621,762
Power Corp. of Canada	13,200	286,759
Power Financial Corp.	9,300	213,051
PrairieSky Royalty, Ltd. (A)	8,347	146,629
Restaurant Brands International, Inc.	8,446	500,097
RioCan Real Estate Investment Trust	6,300	120,376
Rogers Communications, Inc., Class B	13,100	673,737
Royal Bank of Canada	52,000	4,168,374
Saputo, Inc.	9,100	270,679
Seven Generations Energy, Ltd.,
Class A (B)	9,900	118,035
Shaw Communications, Inc., Class B	16,400	319,582
Shopify, Inc., Class A (B)	3,300	542,399
SmartCentres Real Estate
Investment Trust	3,100	73,225
SNC-Lavalin Group, Inc.	6,500	265,052
Sun Life Financial, Inc.	22,100	878,593
Suncor Energy, Inc.	59,335	2,295,950
Teck Resources, Ltd., Class B	20,961	505,180
TELUS Corp.	7,600	280,135
The Bank of Nova Scotia	42,900	2,557,094
The Toronto-Dominion Bank	66,500	4,041,021
Thomson Reuters Corp.	11,077	505,461
Tourmaline Oil Corp.	9,700	170,772
TransCanada Corp. (A)	32,200	1,302,808
Turquoise Hill Resources, Ltd. (B)	40,020	85,205
Vermilion Energy, Inc. (A)	4,800	158,160
West Fraser Timber Company, Ltd.	2,700	153,662
Wheaton Precious Metals Corp.	16,900	295,699
WSP Global, Inc.	3,700	202,495
		51,324,216
Chile - 0.2%
Antofagasta PLC	15,103	167,831
Banco Santander Chile, ADR	13,061	417,691
Cencosud SA	61,383	146,038

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Cia Cervecerias Unidas SA, ADR (A)	6,197	$172,896
Enel Americas SA, ADR	37,802	292,209
Enel Chile SA, ADR	38,119	190,976
Itau CorpBanca	2,999	46,754
Latam Airlines Group SA, ADR (A)	11,197	105,252
Sociedad Quimica y Minera de
Chile SA, ADR (A)	4,454	203,637
		1,743,284
China - 6.3%
3SBio, Inc. (C)	40,500	67,866
51job, Inc., ADR (B)	900	69,291
58.com, Inc., ADR (B)	3,300	242,880
AAC Technologies Holdings, Inc.	27,342	282,342
Agile Group Holdings, Ltd.	54,000	76,523
Agricultural Bank of China, Ltd.,
Class A	56,500	31,944
Agricultural Bank of China, Ltd.,
H Shares	1,041,000	510,528
Air China, Ltd., H Shares	84,534	81,316
Alibaba Group Holding, Ltd., ADR (B)	41,200	6,788,101
Aluminum Corp. of China, Ltd., H
Shares (B)	185,220	82,300
Anhui Conch Cement Company, Ltd.,
H Shares	56,790	341,018
ANTA Sports Products, Ltd.	43,000	205,275
Autohome, Inc., ADR	2,100	162,561
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	47,456
BAIC Motor Corp., Ltd., H Shares (C)	63,000	50,709
Baidu, Inc., ADR (B)	9,900	2,263,932
Bank of China, Ltd., Class A	52,600	28,437
Bank of China, Ltd., H Shares	2,832,563	1,251,548
Bank of Communications
Company, Ltd., Class A	35,200	29,879
Bank of Communications
Company, Ltd., H Shares	337,527	252,735
Baozun, Inc., ADR (B)	1,300	63,154
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	64,025
BYD Company, Ltd., H Shares (A)	24,105	171,382
CGN Power Company, Ltd., H
Shares (C)	446,000	105,826
China Cinda Asset Management
Company, Ltd., H Shares	304,800	77,040
China CITIC Bank Corp., Ltd., H Shares	310,800	198,472
China Communications
Construction Company, Ltd., H Shares	152,335	155,317
China Communications Services Corp.,
Ltd., H Shares	129,600	119,505
China Conch Venture Holdings, Ltd.	57,900	202,194
China Construction Bank Corp.,
H Shares	3,421,914	2,991,097
China Everbright Bank Company, Ltd.,
H Shares	120,000	53,150
China Evergrande Group (A)	111,959	312,578
China Galaxy Securities Company, Ltd.,
H Shares (A)	129,500	60,243
China Huarong Asset Management
Company, Ltd., H Shares (C)	351,700	64,642
China Huishan Dairy Holdings
Company, Ltd. (B)(E)	225,000	0
China International Capital Corp., Ltd.,
H Shares (C)	36,800	67,781
China Life Insurance Company, Ltd.,
H Shares	265,624	603,666
China Literature, Ltd. (B)(C)	6,400	40,252
China Longyuan Power Group Corp.,
Ltd., H Shares	99,000	83,367
China Medical System Holdings, Ltd.	48,300	67,257
China Merchants Bank Company, Ltd.,
Class A	10,700	47,741
China Merchants Bank Company, Ltd.,
H Shares (A)	139,323	563,363
China Minsheng Banking Corp., Ltd.,
Class A	32,880	30,295
China Minsheng Banking Corp., Ltd.,
H Shares	242,496	179,812
China Molybdenum Company, Ltd.,
H Shares	129,000	53,887
China National Building Material
Company, Ltd., H Shares	138,000	122,380
China Oilfield Services, Ltd., H Shares	56,000	60,873
China Pacific Insurance Group
Company, Ltd., Class A	6,000	30,954
China Pacific Insurance Group
Company, Ltd., H Shares	94,100	361,588
China Petroleum & Chemical Corp.,
H Shares	909,361	913,680
China Railway Construction Corp., Ltd.,
H Shares	67,500	91,154
China Railway Group, Ltd., H Shares	179,000	177,375
China Railway Signal & Communication
Corp., Ltd., H Shares (C)	53,000	37,499
China Reinsurance Group Corp.,
H Shares	203,000	40,188
China Resources Pharmaceutical
Group, Ltd. (C)	66,000	104,801
China Shenhua Energy Company, Ltd.,
H Shares	127,500	290,376
China Southern Airlines Company, Ltd.,
H Shares	64,000	40,792
China State Construction Engineering
Corp., Ltd., Class A	36,540	29,167
China Telecom Corp., Ltd., H Shares	481,604	239,405
China Tower Corp., Ltd., H
Shares (B)(C)	1,228,000	178,827
China Vanke Company, Ltd., Class A	8,000	28,315
China Vanke Company, Ltd., H Shares	45,400	149,672
China Yangtze Power Company, Ltd.,
Class A	12,700	30,231
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	88,000	48,023
CIFI Holdings Group Company, Ltd.	122,000	55,869
CITIC Securities Company, Ltd., Class A	10,500	25,470
CITIC Securities Company, Ltd.,
H Shares	75,500	133,855
CNOOC, Ltd.	637,258	1,261,852
COSCO SHIPPING Holdings
Company, Ltd., H Shares (B)	92,000	38,094
Country Garden Holdings Company, Ltd.	271,574	342,232
Country Garden Services Holdings
Company, Ltd. (B)	36,000	60,782
CRRC Corp., Ltd., Class A	22,000	27,628
CRRC Corp., Ltd., H Shares	164,150	149,695
CSPC Pharmaceutical Group, Ltd.	164,000	346,898
Ctrip.com International, Ltd.,
ADR (A)(B)	14,300	531,531
Dali Foods Group Company, Ltd. (C)	73,000	52,498
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	126,979

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	26,000	$226,034
Foshan Haitian Flavouring & Food
Company Ltd., Class A	2,400	27,624
Fosun International, Ltd.	102,500	180,611
Future Land Development Holdings, Ltd.	64,000	41,358
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	16,800	60,869
GDS Holdings, Ltd., ADR (B)	2,100	73,773
Geely Automobile Holdings, Ltd.	179,000	356,471
Genscript Biotech Corp. (B)	28,000	46,971
GF Securities Company, Ltd., H
Shares (A)	47,800	61,133
GOME Retail Holdings, Ltd. (A)(B)	386,127	39,432
Great Wall Motor Company, Ltd., H
Shares (A)	123,000	78,175
Guangzhou Automobile Group
Company, Ltd., H Shares	142,310	157,235
Guangzhou R&F Properties
Company, Ltd., H Shares	43,600	79,992
Guotai Junan Securities Company, Ltd.,
H Shares (C)	21,400	43,869
Haitian International Holdings, Ltd.	29,000	64,539
Haitong Securities Company, Ltd.,
H Shares	113,200	102,742
Hangzhou Hikvision Digital Technology
Company, Ltd., Class A	6,200	25,913
Hengan International Group
Company, Ltd.	25,000	229,751
Huaneng Power International, Inc.,
H Shares	149,436	97,920
Huaneng Renewables Corp., Ltd.,
H Shares	226,000	67,390
Huatai Securities Company, Ltd., H
Shares (C)	65,400	93,598
Huazhu Group, Ltd., ADR	4,700	151,810
Industrial & Commercial Bank of
China, Ltd., Class A	40,600	34,047
Industrial & Commercial Bank of
China, Ltd., H Shares	2,570,735	1,876,877
Industrial Bank Company, Ltd., Class A	14,900	34,551
Inner Mongolia Yili Industrial Group
Company, Ltd., Class A	6,500	24,285
Inner Mongolia Yitai Coal
Company, Ltd., Class B	37,900	45,491
JD.com, Inc., ADR (B)	25,800	673,122
Jiangsu Expressway Company, Ltd.,
H Shares	41,145	52,779
Jiangsu Hengrui Medicine
Company, Ltd., Class A	2,800	25,839
Jiangsu Yanghe Brewery Joint-Stock
Company, Ltd., Class A	1,400	26,029
Jiangxi Copper Company, Ltd., H
Shares (A)	54,075	62,900
Kingdee International Software Group
Company, Ltd.	70,000	75,979
Kingsoft Corp., Ltd.	29,000	54,999
Kweichow Moutai Company, Ltd.,
Class A	500	53,063
KWG Group Holdings, Ltd.	45,000	41,179
Legend Holdings Corp., H Shares (C)	13,600	41,564
Lenovo Group, Ltd.	257,436	187,566
Logan Property Holdings Company, Ltd.	48,000	54,073
Longfor Group Holdings, Ltd.	53,600	138,169
Meitu, Inc. (B)(C)	61,000	42,661
Midea Group Company, Ltd.,
Class A (E)	4,500	26,357
Minth Group, Ltd. (A)	22,000	90,510
Momo, Inc., ADR (B)	5,200	227,760
NetEase, Inc., ADR (A)	2,800	639,100
New China Life Insurance
Company, Ltd., H Shares	29,500	141,044
New Oriental Education & Technology
Group, Inc., ADR (B)	5,100	377,451
Noah Holdings, Ltd., ADR (B)	1,000	42,140
PetroChina Company, Ltd., H Shares	734,261	594,308
PICC Property & Casualty
Company, Ltd., H Shares	252,363	297,009
Ping An Bank Company, Ltd., Class A	19,000	30,511
Ping An Insurance Group Company of
China, Ltd., Class A	5,300	52,757
Ping An Insurance Group Company of
China, Ltd., H Shares	185,790	1,882,091
Postal Savings Bank of China
Company, Ltd., H Shares (C)	99,000	62,212
SAIC Motor Corp., Ltd., Class A	6,300	30,473
Semiconductor Manufacturing
International Corp. (B)	105,400	113,583
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	80,000	78,945
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	51,709
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	17,500	68,768
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	32,700	44,882
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	31,100	77,743
Shanghai Pudong Development Bank
Company, Ltd., Class A	21,900	33,810
Shenzhou International Group
Holdings, Ltd.	27,000	346,441
Sihuan Pharmaceutical Holdings
Group, Ltd.	175,000	35,752
SINA Corp. (B)	2,300	159,804
Sino-Ocean Group Holding, Ltd.	177,213	78,339
Sinopec Engineering Group
Company, Ltd., H Shares	47,000	53,686
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	73,127
Sinopharm Group Company, Ltd.,
H Shares	39,200	191,741
Sinotruk Hong Kong, Ltd. (A)	24,500	53,453
SOHO China, Ltd.	140,000	54,412
Sunac China Holdings, Ltd.	85,000	260,448
Sunny Optical Technology Group
Company, Ltd.	25,400	293,245
TAL Education Group, ADR (B)	11,800	303,378
Tencent Holdings, Ltd.	205,300	8,382,569
The People’s Insurance Company Group
of China, Ltd., H Shares	265,000	118,755
Tingyi Cayman Islands Holding Corp.	76,000	139,553
TravelSky Technology, Ltd., H Shares	31,000	80,604
Tsingtao Brewery Company, Ltd.,
H Shares	12,000	56,291
Uni-President China Holdings, Ltd.	46,000	48,960
Vipshop Holdings, Ltd., ADR (B)	15,300	95,472
Want Want China Holdings, Ltd. (A)	243,000	204,415
Weibo Corp., ADR (B)	1,890	138,216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Weichai Power Company, Ltd., H Shares	78,720	$97,451
Wuliangye Yibin Company, Ltd., Class A	2,900	28,622
Wuxi Biologics Cayman, Inc. (A)(B)(C)	17,500	177,093
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	90,296
Yanzhou Coal Mining Company, Ltd.,
H Shares	85,990	99,425
Yum China Holdings, Inc.	13,700	481,007
YY, Inc., ADR (B)	1,600	119,872
Zhejiang Expressway Company, Ltd.,
H Shares	49,718	41,354
Zhongsheng Group Holdings, Ltd.	20,000	48,543
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	18,000	102,815
Zijin Mining Group Company, Ltd.,
H Shares	285,469	109,667
ZTE Corp., H Shares	25,887	47,297
		48,799,019
Colombia - 0.1%
Bancolombia SA, ADR	15,325	639,359
Ecopetrol SA, ADR (A)	8,500	228,905
		868,264
Czech Republic - 0.1%
CEZ AS	6,817	174,467
Komercni banka AS	3,440	140,746
Moneta Money Bank AS (C)	22,079	81,238
		396,451
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series A	150	196,643
A.P. Moller - Maersk A/S, Series B	245	344,193
Carlsberg A/S, Class B	3,881	465,429
Chr. Hansen Holding A/S	3,392	343,900
Coloplast A/S, B Shares	4,165	425,477
Danske Bank A/S	26,359	690,936
DSV A/S	6,834	621,010
Genmab A/S (B)	2,092	328,595
H Lundbeck A/S	2,300	141,975
ISS A/S	6,590	231,528
Novo Nordisk A/S, B Shares	65,419	3,078,950
Novozymes A/S, B Shares	8,505	466,487
Orsted A/S (C)	7,108	483,009
Pandora A/S	4,042	252,109
Tryg A/S (A)	4,500	112,054
Vestas Wind Systems A/S (A)	8,020	541,801
William Demant Holding A/S (B)	5,000	187,692
		8,911,788
Egypt - 0.0%
Commercial International Bank
Egypt SAE	41,265	192,915
Global Telecom Holding SAE (B)	14,348	2,662
		195,577
Finland - 0.7%
Elisa OYJ	6,060	256,910
Fortum OYJ	16,798	420,980
Kone OYJ, B Shares	11,934	637,022
Metso OYJ	4,686	165,848
Neste OYJ	4,388	361,682
Nokia OYJ	153,528	853,579
Nokia OYJ (Helsinki Stock Exchange)	56,247	312,505
Nokian Renkaat OYJ	3,680	150,629
Orion OYJ, Class B	3,379	127,886
Sampo OYJ, A Shares	15,692	812,045
Stora Enso OYJ, R Shares	20,482	391,127
UPM-Kymmene OYJ	19,972	783,280
Wartsila OYJ ABP	15,222	296,216
		5,569,709
France - 7.4%
Accor SA	6,835	351,127
Aeroports de Paris	1,056	237,759
Air Liquide SA	15,558	2,043,110
Airbus SE	21,060	2,643,927
Alstom SA	6,025	269,490
Amundi SA (C)	2,415	180,854
Arkema SA	2,540	314,780
Atos SE	3,600	428,353
AXA SA	70,541	1,890,194
BioMerieux	1,446	120,698
BNP Paribas SA	40,670	2,490,491
Bollore SA	32,025	138,330
Bouygues SA	8,158	352,918
Bureau Veritas SA	10,005	258,351
Capgemini SE	5,748	723,660
Carrefour SA	21,404	410,250
Casino Guichard Perrachon SA (A)	2,391	100,629
Cie de Saint-Gobain	18,327	789,911
Cie Generale des Etablissements
Michelin SCA	6,291	750,867
CNP Assurances	6,491	156,470
Covivio	1,191	124,361
Credit Agricole SA	40,674	584,688
Danone SA	22,440	1,743,928
Dassault Aviation SA	98	181,368
Dassault Systemes SE	4,672	699,105
Edenred	8,573	326,695
Eiffage SA	2,687	300,164
Electricite de France SA	21,104	371,153
Engie SA	66,847	984,138
Essilor International Cie Generale
d’Optique SA	7,546	1,116,956
Eurazeo SE	1,676	131,970
Eutelsat Communications SA	6,171	145,792
Faurecia SA	2,970	178,615
Gecina SA	1,913	319,653
Getlink	18,170	232,120
Hermes International	1,132	749,977
ICADE	1,225	113,229
Iliad SA	1,034	135,065
Imerys SA	1,510	111,505
Ingenico Group SA	2,382	181,106
Ipsen SA	1,496	251,856
JCDecaux SA	2,889	105,718
Kering SA	2,716	1,456,739
Klepierre SA	8,393	298,242
Legrand SA	9,814	715,599
L’Oreal SA	9,054	2,182,802
LVMH Moet Hennessy Louis Vuitton SE	10,014	3,538,654
Natixis SA	35,715	242,536
Orange SA	72,209	1,148,961
Pernod Ricard SA	7,611	1,248,261
Peugeot SA	21,593	582,486
Publicis Groupe SA (A)	8,005	478,060
Remy Cointreau SA	922	120,247
Renault SA	7,048	609,665
Rexel SA	12,161	182,665
Safran SA	12,181	1,705,632
Sanofi	41,125	3,674,402
Schneider Electric SE	19,841	1,593,171
Schneider Electric SE	623	50,126
SCOR SE	6,512	301,906

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
SEB SA	927	$157,671
Societe BIC SA	1,119	102,476
Societe Generale SA	27,684	1,188,761
Sodexo SA	3,211	340,515
Suez	13,406	190,699
Teleperformance	2,203	415,607
Thales SA	3,838	545,306
TOTAL SA (A)	88,179	5,733,461
Ubisoft Entertainment SA (B)	3,042	328,477
Unibail-Rodamco-Westfield, Chess
Depositary Interest (B)	27,093	276,619
Unibail-Rodamco-Westfield,
Stapled Shares	3,595	724,200
Valeo SA	8,552	370,309
Veolia Environnement SA	17,413	347,470
Vinci SA	18,440	1,754,377
Vivendi SA	37,784	971,693
Wendel SA	986	146,916
		57,466,042
Germany - 6.0%
1&1 Drillisch AG	1,851	89,981
adidas AG	6,795	1,661,781
Allianz SE	16,060	3,574,420
Axel Springer SE	1,955	131,432
BASF SE	33,222	2,947,892
Bayer AG	33,577	2,978,300
Bayerische Motoren Werke AG	11,858	1,068,296
Beiersdorf AG	3,796	427,897
Brenntag AG	5,855	361,086
Commerzbank AG (B)	37,723	391,939
Continental AG	4,026	699,496
Covestro AG (C)	5,968	483,093
Daimler AG	32,355	2,039,084
Delivery Hero SE (B)(C)	3,273	157,166
Deutsche Bank AG	73,967	842,461
Deutsche Boerse AG	7,052	942,899
Deutsche Lufthansa AG	9,032	221,681
Deutsche Post AG	34,717	1,234,339
Deutsche Telekom AG	119,710	1,927,166
Deutsche Wohnen SE	13,435	645,305
E.ON SE	80,904	823,258
Evonik Industries AG	6,088	217,737
Fraport AG Frankfurt Airport
Services Worldwide	1,636	144,429
Fresenius Medical Care AG &
Company KGaA	7,874	809,002
Fresenius SE & Company KGaA	14,863	1,089,907
GEA Group AG	7,004	249,301
Hannover Rueck SE	2,322	327,746
HeidelbergCement AG	5,549	433,419
Henkel AG & Company KGaA	3,884	412,045
HOCHTIEF AG	698	115,711
HUGO BOSS AG	2,319	178,412
Infineon Technologies AG	40,746	927,210
Innogy SE (C)	5,057	225,863
K+S AG	6,726	141,050
KION Group AG	2,424	148,836
LANXESS AG	3,216	235,245
Linde AG	6,626	1,564,776
MAN SE	2,251	244,704
Merck KGaA	4,647	480,131
METRO AG	6,304	98,739
MTU Aero Engines AG	1,815	408,881
Muenchener
Rueckversicherungs-Gesellschaft AG	5,659	1,249,995
OSRAM Licht AG	3,780	150,092
ProSiebenSat.1 Media SE	8,326	215,710
Puma SE	226	111,510
RWE AG	18,337	452,729
SAP SE	35,530	4,368,892
Siemens AG	27,664	3,537,217
Siemens Healthineers AG (B)(C)	5,866	257,732
Symrise AG	4,676	426,352
Telefonica Deutschland Holding AG	27,806	117,461
thyssenkrupp AG	16,095	406,020
TUI AG	15,706	301,284
Uniper SE	6,933	213,429
United Internet AG	4,503	212,901
Volkswagen AG	1,264	219,780
Vonovia SE	17,716	866,457
Wirecard AG	4,386	948,907
Zalando SE (B)(C)	4,151	161,301
		46,319,885
Greece - 0.1%
Alpha Bank AE (B)	53,207	76,561
Eurobank Ergasias SA (B)	62,351	47,072
FF Group (B)	1,869	10,407
Hellenic Telecommunications
Organization SA	8,503	104,262
JUMBO SA	5,651	83,921
National Bank of Greece SA (B)	18,416	37,434
OPAP SA	8,113	85,170
Piraeus Bank SA (B)	10,989	23,970
Titan Cement Company SA	2,489	61,893
		530,690
Hong Kong - 3.3%
AIA Group, Ltd.	427,600	3,812,875
Alibaba Health Information
Technology, Ltd. (B)	122,000	119,303
Alibaba Pictures Group, Ltd. (B)	500,000	68,437
ASM Pacific Technology, Ltd.	10,700	109,342
Beijing Enterprises Holdings, Ltd.	19,786	110,891
Beijing Enterprises Water
Group, Ltd. (B)	198,000	105,557
BOC Hong Kong Holdings, Ltd.	134,328	637,563
Brilliance China Automotive
Holdings, Ltd.	108,000	174,147
China Everbright International, Ltd.	117,851	101,751
China Everbright, Ltd.	32,216	57,705
China First Capital Group, Ltd. (B)	112,000	60,073
China Gas Holdings, Ltd.	74,000	209,439
China Jinmao Holdings Group, Ltd.	224,000	101,935
China Mengniu Dairy Company, Ltd. (B)	98,004	325,805
China Merchants Port Holdings
Company, Ltd.	44,745	85,539
China Mobile, Ltd.	220,530	2,168,216
China Overseas Land & Investment, Ltd.	142,882	447,353
China Resources Beer Holdings
Company, Ltd.	65,979	264,586
China Resources Cement Holdings, Ltd.	70,000	81,405
China Resources Gas Group, Ltd.	36,000	146,395
China Resources Land, Ltd.	110,964	388,829
China Resources Power Holdings
Company, Ltd.	68,244	120,403
China State Construction International
Holdings, Ltd.	71,250	75,473
China Taiping Insurance Holdings
Company, Ltd.	60,500	211,967

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Traditional Chinese Medicine
Holdings Company, Ltd.	80,000	$54,236
China Unicom Hong Kong, Ltd.	215,982	252,322
Chong Sing Holdings FinTech
Group, Ltd. (B)	600,000	32,221
CITIC, Ltd.	207,967	309,750
CK Asset Holdings, Ltd.	92,665	694,635
CK Hutchison Holdings, Ltd.	96,663	1,112,663
CK Infrastructure Holdings, Ltd.	24,772	196,045
CLP Holdings, Ltd.	59,900	701,473
COSCO SHIPPING Ports, Ltd.	93,577	102,832
Dairy Farm International Holdings, Ltd.	12,000	107,969
Far East Horizon, Ltd.	89,000	84,883
Fullshare Holdings, Ltd. (A)(B)	242,400	116,391
Galaxy Entertainment Group, Ltd.	86,000	543,269
GCL-Poly Energy Holdings, Ltd. (B)	591,000	41,489
Guangdong Investment, Ltd.	99,220	175,814
Haier Electronics Group Company, Ltd.	45,000	121,831
Hanergy Thin Film Power
Group, Ltd. (B)(E)	428,695	11,774
Hang Lung Group, Ltd.	30,000	79,899
Hang Lung Properties, Ltd.	74,326	144,994
Hang Seng Bank, Ltd.	27,819	754,841
Henderson Land Development
Company, Ltd.	50,295	252,585
HK Electric Investments & HK Electric
Investments, Ltd.	88,500	89,360
HKT Trust & HKT, Ltd.	145,233	199,704
Hong Kong & China Gas Company, Ltd.	326,475	647,090
Hong Kong Exchanges & Clearing, Ltd.	41,377	1,182,331
Hongkong Land Holdings, Ltd.	44,100	292,090
Hysan Development Company, Ltd.	24,415	123,297
Jardine Matheson Holdings, Ltd.	8,000	501,897
Jardine Strategic Holdings, Ltd.	8,100	293,982
Jiayuan International Group, Ltd.	34,000	58,172
Kerry Properties, Ltd.	21,438	72,794
Kingboard Holdings, Ltd.	22,500	73,242
Kunlun Energy Company, Ltd.	118,000	137,337
Lee & Man Paper Manufacturing, Ltd.	56,000	51,854
Li & Fung, Ltd.	211,600	47,398
Link REIT	77,244	760,541
Melco Resorts &
Entertainment, Ltd., ADR	9,485	200,608
MTR Corp., Ltd. (A)	51,783	272,323
New World Development Company, Ltd.	230,475	313,038
Nine Dragons Paper Holdings, Ltd.	81,000	87,343
NWS Holdings, Ltd.	58,117	114,876
PCCW, Ltd.	181,876	105,967
Power Assets Holdings, Ltd.	49,082	341,166
Shanghai Industrial Holdings, Ltd.	33,930	75,071
Shangri-La Asia, Ltd.	70,102	103,759
Shenzhen International Holdings, Ltd.	32,500	66,966
Shenzhen Investment, Ltd.	116,000	36,934
Shimao Property Holdings, Ltd.	64,000	158,935
Sino Biopharmaceutical, Ltd.	222,000	206,490
Sino Land Company, Ltd.	105,956	181,525
SJM Holdings, Ltd.	83,000	76,473
SSY Group, Ltd.	54,000	52,281
Sun Art Retail Group, Ltd.	86,000	111,568
Sun Hung Kai Properties, Ltd.	52,130	756,521
Swire Pacific, Ltd., Class A	18,163	198,913
Swire Properties, Ltd.	43,628	165,435
Techtronic Industries Company, Ltd.	49,000	312,556
The Bank of East Asia, Ltd.	42,026	156,400
The Wharf Holdings, Ltd.	46,876	127,628
WH Group, Ltd. (C)	327,303	229,785
Wharf Real Estate Investment
Company, Ltd.	46,876	302,001
Wheelock & Company, Ltd.	27,000	162,327
Yue Yuen Industrial Holdings, Ltd.	31,567	87,756
Yuexiu Property Company, Ltd.	244,000	43,548
		25,456,187
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	133,473
OTP Bank NYRT	9,034	334,787
Richter Gedeon Nyrt	4,794	89,656
		557,916
India - 2.0%
Adani Ports & Special Economic
Zone, Ltd.	28,840	130,914
Ambuja Cements, Ltd.	22,913	70,902
Ashok Leyland, Ltd.	52,290	85,903
Asian Paints, Ltd.	10,113	179,808
Aurobindo Pharma, Ltd.	9,153	93,813
Axis Bank, Ltd. (B)	65,325	555,748
Bajaj Auto, Ltd.	2,923	108,491
Bajaj Finance, Ltd.	5,420	163,039
Bajaj Finserv, Ltd.	1,261	104,954
Bharat Forge, Ltd.	9,316	77,366
Bharat Heavy Electricals, Ltd.	30,897	29,232
Bharat Petroleum Corp., Ltd.	27,177	140,544
Bharti Airtel, Ltd.	42,144	197,704
Bharti Infratel, Ltd.	15,904	57,539
Bosch, Ltd.	253	69,238
Britannia Industries, Ltd.	1,006	81,186
Cadila Healthcare, Ltd.	6,725	35,908
Cipla, Ltd.	12,134	108,807
Coal India, Ltd.	24,417	89,994
Dabur India, Ltd.	17,709	104,791
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	233,688
Eicher Motors, Ltd.	425	142,185
GAIL India, Ltd., GDR	4,977	156,567
Glenmark Pharmaceuticals, Ltd.	4,541	39,481
Godrej Consumer Products, Ltd.	11,997	128,121
Grasim Industries, Ltd.	10,574	148,140
Havells India, Ltd.	11,177	91,404
HCL Technologies, Ltd.	18,977	284,302
Hero MotoCorp, Ltd.	1,675	67,327
Hindalco Industries, Ltd.	41,886	132,052
Hindustan Petroleum Corp., Ltd.	20,412	70,771
Hindustan Unilever, Ltd.	25,000	553,898
Housing Development Finance
Corp., Ltd.	57,455	1,387,186
ICICI Bank, Ltd., ADR	52,063	442,015
Indiabulls Housing Finance, Ltd.	10,065	118,773
Indian Oil Corp., Ltd.	38,494	81,769
Infosys, Ltd., ADR	133,696	1,359,688
ITC, Ltd.	113,026	466,070
JSW Steel, Ltd.	33,031	173,239
Larsen & Toubro, Ltd.	16,660	293,292
LIC Housing Finance, Ltd.	9,991	57,472
Lupin, Ltd.	7,740	96,482
Mahindra & Mahindra Financial
Services, Ltd.	12,958	71,811
Mahindra & Mahindra, Ltd., GDR	23,120	270,080
Marico, Ltd.	14,917	68,134
Maruti Suzuki India, Ltd.	3,626	366,260
Motherson Sumi Systems, Ltd.	24,871	88,144
Nestle India, Ltd.	776	103,643

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
NTPC, Ltd.	55,338	$128,176
Oil & Natural Gas Corp., Ltd.	44,697	110,215
Page Industries, Ltd.	194	89,679
Petronet LNG, Ltd.	21,320	65,995
Piramal Enterprises, Ltd.	2,660	84,366
Power Grid Corp. of India, Ltd.	55,842	145,173
Reliance Capital, Ltd., GDR (C)	4,327	16,845
Reliance Industries, Ltd.	10,985	190,143
Reliance Industries, Ltd., GDR (C)	45,832	1,577,031
Rural Electrification Corp., Ltd.	22,831	31,059
Shree Cement, Ltd.	276	64,720
Shriram Transport Finance
Company, Ltd.	4,949	78,673
Siemens, Ltd.	3,361	43,632
State Bank of India, GDR (B)	5,224	192,877
Sun Pharmaceutical Industries, Ltd.	29,344	252,290
Tata Consultancy Services, Ltd.	33,074	997,406
Tata Motors, Ltd., ADR (A)(B)	16,666	255,990
Tata Steel, Ltd., GDR	11,000	86,822
Tech Mahindra, Ltd.	19,215	198,024
The Tata Power Company, Ltd.	38,886	35,326
Titan Company, Ltd.	10,263	113,884
UltraTech Cement, Ltd.	2,054	115,344
UltraTech Cement, Ltd., GDR (A)	1,026	57,463
United Spirits, Ltd. (B)	10,125	71,835
UPL, Ltd.	10,066	92,320
Vedanta, Ltd., ADR	13,934	178,355
Vodafone Idea, Ltd. (B)	42,286	22,672
Wipro, Ltd., ADR (A)	65,498	341,245
Yes Bank, Ltd.	54,720	139,089
Zee Entertainment Enterprises, Ltd.	20,071	121,953
		15,876,477
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	38,759
Astra International Tbk PT	679,000	334,542
Bank Central Asia Tbk PT	360,900	584,568
Bank Danamon Indonesia Tbk PT	200,286	96,764
Bank Mandiri Persero Tbk PT	715,674	322,492
Bank Negara Indonesia Persero Tbk PT	276,500	137,308
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	407,845
Berlian Laju Tanker Tbk PT (B)(E)	128,000	0
Bumi Serpong Damai Tbk PT (B)	429,500	33,262
Charoen Pokphand Indonesia Tbk PT	276,000	94,003
Gudang Garam Tbk PT	26,000	129,173
Hanjaya Mandala Sampoerna Tbk PT	362,500	93,635
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	113,212
Indocement Tunggal Prakarsa Tbk PT	53,500	66,398
Indofood CBP Sukses Makmur Tbk PT	114,400	67,796
Indofood Sukses Makmur Tbk PT	147,500	58,405
Jasa Marga Persero Tbk PT	123,300	36,955
Kalbe Farma Tbk PT	855,000	79,194
Matahari Department Store Tbk PT	88,500	41,126
Pakuwon Jati Tbk PT	1,217,900	42,120
Perusahaan Gas Negara Persero Tbk PT	480,500	72,481
Semen Indonesia Persero Tbk PT	111,000	73,892
Surya Citra Media Tbk PT	339,000	42,646
Telekomunikasi Indonesia Persero
Tbk PT	1,932,500	473,028
Telekomunikasi Indonesia Persero Tbk
PT, ADR	358	8,764
Tower Bersama Infrastructure Tbk PT	115,900	43,705
Unilever Indonesia Tbk PT	66,500	209,877
United Tractors Tbk PT	55,279	122,390
		3,824,340
Ireland - 0.7%
AerCap Holdings NV (B)	5,178	297,839
AIB Group PLC	28,431	145,313
Bank of Ireland Group PLC	28,441	219,916
CRH PLC	30,535	998,933
DCC PLC	3,202	290,429
Irish Bank Resolution Corp., Ltd. (B)(E)	38,483	0
James Hardie Industries PLC	15,679	237,498
Kerry Group PLC, Class A (London
Stock Exchange)	5,738	633,183
Paddy Power Betfair PLC	2,701	230,278
Ryanair Holdings PLC, ADR (A)(B)	1,872	179,787
Shire PLC	32,749	1,978,571
Smurfit Kappa Group PLC	8,017	317,130
		5,528,877
Isle of Man - 0.0%
GVC Holdings PLC	21,037	251,741
Israel - 0.4%
Azrieli Group, Ltd.	1,424	72,735
Bank Hapoalim BM	35,772	261,944
Bank Leumi Le-Israel BM	54,437	358,760
Bezeq The Israeli Telecommunication
Corp., Ltd.	65,229	75,070
Check Point Software
Technologies, Ltd. (B)	4,816	566,699
Elbit Systems, Ltd.	787	100,001
Frutarom Industries, Ltd.	1,283	133,117
Israel Chemicals, Ltd.	16,931	102,690
Mizrahi Tefahot Bank, Ltd.	5,543	97,068
Nice, Ltd. (B)	1,954	222,568
Teva Pharmaceutical Industries, Ltd.	33,126	731,598
		2,722,250
Italy - 1.3%
Assicurazioni Generali SpA	44,210	761,289
Atlantia SpA	15,943	330,764
Davide Campari-Milano SpA	20,278	172,681
Enel SpA	289,660	1,480,603
Eni SpA	90,809	1,711,710
Ferrari NV	4,346	596,950
Intesa Sanpaolo SpA	525,281	1,338,380
Leonardo SpA	15,427	185,420
Luxottica Group SpA	5,802	393,218
Mediobanca Banca di Credito
Finanziario SpA	22,013	219,068
Moncler SpA	6,366	273,912
Pirelli & C. SpA (B)(C)	14,232	119,246
Poste Italiane SpA (C)	17,531	139,834
Prysmian SpA	8,366	194,240
Recordati SpA	3,480	117,672
Snam SpA	82,228	341,943
Telecom Italia SpA (B)	424,333	256,502
Telecom Italia SpA	233,394	125,205
Terna Rete Elettrica Nazionale SpA	57,188	305,491
UniCredit SpA	71,728	1,076,257
		10,140,385
Japan - 16.5%
ABC-Mart, Inc.	1,400	77,880
Acom Company, Ltd.	18,200	73,375
Aeon Company, Ltd.	22,200	534,916
AEON Financial Service Company, Ltd.	4,800	99,412
Aeon Mall Company, Ltd.	3,300	56,653
AGC, Inc.	7,200	298,817
Air Water, Inc.	5,000	91,760
Aisin Seiki Company, Ltd.	6,200	302,060
Ajinomoto Company, Inc.	16,300	279,999

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Alfresa Holdings Corp.	7,400	$198,215
Alps Electric Company, Ltd.	7,400	188,128
Amada Holdings Company, Ltd.	12,000	128,120
ANA Holdings, Inc. (A)	4,600	160,699
Aozora Bank, Ltd.	3,900	139,292
Asahi Group Holdings, Ltd.	12,900	559,696
Asahi Kasei Corp.	46,400	703,522
Asics Corp. (A)	5,900	87,991
Astellas Pharma, Inc.	70,100	1,224,155
Bandai Namco Holdings, Inc.	7,499	291,343
Benesse Holdings, Inc.	2,400	68,341
Bridgestone Corp.	21,800	823,898
Brother Industries, Ltd.	8,700	171,783
Calbee, Inc.	2,500	82,315
Canon, Inc.	35,700	1,132,031
Casio Computer Company, Ltd. (A)	6,700	109,513
Central Japan Railway Company	5,200	1,082,629
Chubu Electric Power Company, Inc.	21,700	328,710
Chugai Pharmaceutical Company, Ltd.	8,200	527,123
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	125,792
Concordia Financial Group, Ltd.	39,100	191,651
Credit Saison Company, Ltd.	5,000	81,547
CyberAgent, Inc. (A)	3,600	191,580
CYBERDYNE, Inc. (A)(B)	3,600	28,423
Dai Nippon Printing Company, Ltd.	10,000	232,658
Daicel Corp.	10,034	116,555
Daifuku Company, Ltd. (A)	3,500	178,376
Dai-ichi Life Holdings, Inc.	39,400	821,305
Daiichi Sankyo Company, Ltd.	20,200	875,628
Daikin Industries, Ltd.	9,000	1,197,933
Daito Trust Construction Company, Ltd.	2,500	322,165
Daiwa House Industry
Company, Ltd. (A)	20,200	598,603
Daiwa House REIT Investment Corp.	61	139,487
Daiwa Securities Group, Inc.	59,900	364,297
DeNA Company, Ltd.	3,500	61,804
Denso Corp.	15,600	824,117
Dentsu, Inc.	7,600	352,961
Disco Corp.	1,000	167,463
Don Quijote Holdings Company, Ltd.	4,500	227,716
East Japan Railway Company	11,000	1,021,781
Eisai Company, Ltd. (A)	9,000	876,755
Electric Power Development
Company, Ltd.	4,600	127,327
FamilyMart UNY Holdings
Company, Ltd.	2,700	281,348
FANUC Corp.	6,900	1,298,116
Fast Retailing Company, Ltd.	2,100	1,063,857
Fuji Electric Company, Ltd.	4,600	184,262
FUJIFILM Holdings Corp.	13,800	620,850
Fujitsu, Ltd.	6,900	491,554
Fukuoka Financial Group, Inc.	5,800	159,503
Hakuhodo DY Holdings, Inc.	9,300	163,339
Hamamatsu Photonics KK	5,400	215,063
Hankyu Hanshin Holdings, Inc.	8,400	297,894
Hikari Tsushin, Inc.	700	138,344
Hino Motors, Ltd.	10,000	109,498
Hirose Electric Company, Ltd.	1,223	133,589
Hisamitsu Pharmaceutical Company, Inc.	2,000	153,385
Hitachi Chemical Company, Ltd.	3,700	75,293
Hitachi Construction Machinery
Company, Ltd.	4,100	137,072
Hitachi High-Technologies Corp.	2,800	96,679
Hitachi Metals, Ltd.	9,000	111,447
Hitachi, Ltd.	34,600	1,176,111
Honda Motor Company, Ltd.	58,100	1,749,755
Hoshizaki Corp.	1,900	196,659
Hoya Corp.	13,700	813,657
Hulic Company, Ltd.	12,500	122,661
Idemitsu Kosan Company, Ltd.	5,400	285,900
IHI Corp.	5,700	215,952
Iida Group Holdings Company, Ltd.	5,000	88,862
Inpex Corp.	35,500	443,557
Isetan Mitsukoshi Holdings, Ltd.	12,219	150,013
Isuzu Motors, Ltd.	21,000	331,055
ITOCHU Corp.	50,400	922,476
J Front Retailing Company, Ltd.	9,000	139,584
Japan Airlines Company, Ltd.	4,000	143,768
Japan Airport Terminal Company, Ltd.	1,500	68,235
Japan Exchange Group, Inc.	19,600	341,418
Japan Post Bank Company, Ltd.	14,000	165,429
Japan Post Holdings Company, Ltd.	56,400	671,228
Japan Prime Realty Investment Corp.	28	99,831
Japan Real Estate Investment Corp.	47	246,459
Japan Retail Fund Investment Corp.	93	168,775
Japan Tobacco, Inc.	39,800	1,039,310
JFE Holdings, Inc.	18,300	419,801
JGC Corp.	7,000	160,517
JSR Corp.	6,500	121,347
JTEKT Corp.	7,300	106,868
JXTG Holdings, Inc.	114,111	863,112
Kajima Corp.	16,500	239,919
Kakaku.com, Inc.	5,000	97,690
Kamigumi Company, Ltd.	4,500	99,192
Kaneka Corp.	2,166	100,054
Kansai Paint Company, Ltd. (A)	7,000	129,011
Kao Corp.	17,700	1,429,767
Kawasaki Heavy Industries, Ltd.	5,000	141,015
KDDI Corp.	64,700	1,784,863
Keihan Holdings Company, Ltd.	3,400	129,844
Keikyu Corp. (A)	8,900	162,211
Keio Corp.	4,000	218,935
Keisei Electric Railway Company, Ltd.	4,800	168,949
Keyence Corp.	3,498	2,031,942
Kikkoman Corp.	5,000	297,783
Kintetsu Group Holdings Company, Ltd.	6,200	249,345
Kirin Holdings Company, Ltd.	29,300	751,484
Kobayashi Pharmaceutical
Company, Ltd.	1,800	132,518
Kobe Steel, Ltd.	10,500	93,312
Koito Manufacturing Company, Ltd.	4,000	262,667
Komatsu, Ltd.	33,200	1,010,306
Konami Holdings Corp.	3,700	144,878
Konica Minolta, Inc.	19,200	204,326
Kose Corp.	1,200	228,655
Kubota Corp.	35,200	598,019
Kuraray Company, Ltd.	12,900	193,932
Kurita Water Industries, Ltd.	3,500	101,963
Kyocera Corp.	11,800	708,255
Kyowa Hakko Kirin Company, Ltd.	9,473	177,756
Kyushu Electric Power Company, Inc.	15,600	188,557
Kyushu Railway Company	5,700	173,542
Lawson, Inc.	1,900	115,715
LINE Corp. (A)(B)	2,000	84,260
Lion Corp.	8,000	177,677
LIXIL Group Corp.	10,300	198,322
M3, Inc.	14,800	335,640
Mabuchi Motor Company, Ltd.	1,600	64,542
Makita Corp.	7,800	390,594
Marubeni Corp.	57,400	524,958

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Marui Group Company, Ltd. (A)	7,600	$187,521
Maruichi Steel Tube, Ltd. (A)	2,300	75,009
Mazda Motor Corp.	20,300	244,006
McDonald’s Holdings Company
Japan, Ltd.	2,600	114,180
Mebuki Financial Group, Inc.	29,510	102,106
Medipal Holdings Corp.	5,490	114,696
MEIJI Holdings Company, Ltd.	4,500	302,454
MINEBEA MITSUMI, Inc.	13,900	251,948
MISUMI Group, Inc.	10,700	276,857
Mitsubishi Chemical Holdings Corp.	45,700	437,375
Mitsubishi Corp.	48,100	1,481,611
Mitsubishi Electric Corp.	65,100	891,826
Mitsubishi Estate Company, Ltd.	42,200	716,558
Mitsubishi Gas Chemical Company, Inc.	5,814	123,769
Mitsubishi Heavy Industries, Ltd.	10,800	417,068
Mitsubishi Materials Corp.	3,900	116,521
Mitsubishi Motors Corp.	24,700	174,493
Mitsubishi Tanabe Pharma Corp.	8,800	147,283
Mitsubishi UFJ Financial Group, Inc.	427,000	2,652,820
Mitsubishi UFJ Lease & Finance
Company, Ltd.	17,600	103,585
Mitsui & Company, Ltd.	61,500	1,092,896
Mitsui Chemicals, Inc.	6,800	170,035
Mitsui Fudosan Company, Ltd.	32,300	763,923
Mitsui OSK Lines, Ltd.	4,700	137,149
Mizuho Financial Group, Inc.	860,700	1,500,030
MS&AD Insurance Group Holdings, Inc.	17,100	571,208
Murata Manufacturing Company, Ltd.	6,400	983,399
Nabtesco Corp.	3,900	103,693
Nagoya Railroad Company, Ltd.	6,000	148,586
NEC Corp.	9,500	262,520
Nexon Company, Ltd. (B)	16,000	209,144
NGK Insulators, Ltd.	9,000	148,361
NGK Spark Plug Company, Ltd.	6,300	183,642
NH Foods, Ltd.	3,119	115,223
Nidec Corp.	8,000	1,150,366
Nikon Corp. (A)	12,400	233,012
Nintendo Company, Ltd.	4,100	1,491,717
Nippon Building Fund, Inc.	48	277,547
Nippon Electric Glass Company, Ltd.	2,800	88,020
Nippon Express Company, Ltd.	2,900	190,454
Nippon Paint Holdings Company, Ltd.	5,200	194,096
Nippon Prologis REIT, Inc.	60	118,856
Nippon Steel & Sumitomo Metal Corp.	26,500	560,545
Nippon Telegraph & Telephone Corp.	25,100	1,132,772
Nippon Yusen KK	5,500	103,430
Nissan Chemical Industries, Ltd.	4,100	216,564
Nissan Motor Company, Ltd.	83,900	785,097
Nisshin Seifun Group, Inc.	7,400	162,287
Nissin Foods Holdings Company, Ltd.	2,200	151,331
Nitori Holdings Company, Ltd.	2,900	415,587
Nitto Denko Corp.	5,800	434,854
NOK Corp.	3,500	60,078
Nomura Holdings, Inc.	123,700	589,982
Nomura Real Estate Holdings, Inc.	4,500	90,777
Nomura Real Estate Master Fund, Inc.	151	206,435
Nomura Research Institute, Ltd.	4,082	206,133
NSK, Ltd.	13,215	151,475
NTT Data Corp.	22,500	311,472
NTT DOCOMO, Inc.	48,600	1,306,250
Obayashi Corp.	22,000	208,369
Obic Company, Ltd.	2,200	208,080
Odakyu Electric Railway Company, Ltd.	10,900	257,860
Oji Holdings Corp.	30,000	217,859
Olympus Corp.	10,200	398,013
Omron Corp.	7,100	300,030
Ono Pharmaceutical Company, Ltd.	14,500	410,444
Oracle Corp. Japan	1,500	120,858
Oriental Land Company, Ltd.	7,100	742,341
ORIX Corp.	47,800	773,960
Osaka Gas Company, Ltd.	13,800	269,467
Otsuka Corp.	3,800	141,740
Otsuka Holdings Company, Ltd.	13,900	701,103
Panasonic Corp.	79,100	916,866
Park24 Company, Ltd.	3,300	99,740
Persol Holdings Company, Ltd.	6,200	145,517
Pola Orbis Holdings, Inc.	3,200	116,874
Rakuten, Inc.	32,500	248,984
Recruit Holdings Company, Ltd.	39,700	1,326,038
Renesas Electronics Corp. (B)	26,000	162,788
Resona Holdings, Inc.	78,000	437,928
Ricoh Company, Ltd.	24,000	257,870
Rinnai Corp.	1,200	91,483
Rohm Company, Ltd.	3,400	248,745
Ryohin Keikaku Company, Ltd.	900	267,515
Sankyo Company, Ltd.	1,900	74,327
Santen Pharmaceutical Company, Ltd.	14,000	221,982
SBI Holdings, Inc.	8,013	248,720
Secom Company, Ltd.	7,400	603,039
Sega Sammy Holdings, Inc.	6,900	101,743
Seibu Holdings, Inc.	9,100	163,611
Seiko Epson Corp.	9,400	160,359
Sekisui Chemical Company, Ltd.	13,400	247,110
Sekisui House, Ltd.	22,200	338,533
Seven & i Holdings Company, Ltd.	27,400	1,221,627
Seven Bank, Ltd. (A)	20,400	64,430
SG Holdings Company, Ltd.	3,500	91,694
Sharp Corp. (A)	5,400	109,725
Shimadzu Corp.	8,000	250,701
Shimamura Company, Ltd.	700	66,401
Shimano, Inc.	2,600	419,247
Shimizu Corp.	20,000	182,604
Shin-Etsu Chemical Company, Ltd.	13,100	1,158,148
Shinsei Bank, Ltd.	6,900	112,726
Shionogi & Company, Ltd.	10,300	673,308
Shiseido Company, Ltd.	13,600	1,053,292
Showa Denko KK	4,800	264,766
Showa Shell Sekiyu KK	6,845	145,203
SMC Corp.	2,000	640,143
SoftBank Group Corp.	29,800	2,977,008
Sohgo Security Services Company, Ltd.	2,900	127,430
Sompo Holdings, Inc.	11,900	507,046
Sony Corp.	45,400	2,759,761
Sony Financial Holdings, Inc.	5,800	127,902
Stanley Electric Company, Ltd.	5,300	181,195
Start Today Company, Ltd.	7,300	220,823
Subaru Corp.	22,300	683,591
SUMCO Corp.	8,200	119,455
Sumitomo Chemical Company, Ltd.	56,000	327,731
Sumitomo Corp.	40,200	669,943
Sumitomo Dainippon Pharma
Company, Ltd. (A)	6,600	151,579
Sumitomo Electric Industries, Ltd.	26,500	415,829
Sumitomo Heavy Industries, Ltd.	4,002	142,838
Sumitomo Metal Mining Company, Ltd.	8,500	298,047
Sumitomo Mitsui Financial Group, Inc.	48,000	1,931,706
Sumitomo Mitsui Trust Holdings, Inc.	11,700	481,414
Sumitomo Realty & Development
Company, Ltd.	13,000	466,368

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Rubber Industries, Ltd.	7,100	$106,616
Sundrug Company, Ltd.	2,400	85,638
Suntory Beverage & Food, Ltd.	5,000	211,830
Suzuken Company, Ltd.	2,640	125,266
Suzuki Motor Corp.	12,600	722,120
Sysmex Corp.	6,000	517,401
T&D Holdings, Inc.	18,800	310,474
Taiheiyo Cement Corp.	4,200	131,724
Taisei Corp.	7,400	337,317
Taisho Pharmaceutical Holdings
Company, Ltd.	1,200	146,801
Taiyo Nippon Sanso Corp.	4,600	68,844
Takashimaya Company, Ltd. (A)	5,590	94,414
Takeda Pharmaceutical
Company, Ltd. (A)	25,700	1,098,882
TDK Corp.	4,700	512,108
Teijin, Ltd.	6,400	122,745
Terumo Corp.	10,900	645,106
The Bank of Kyoto, Ltd.	1,900	99,174
The Chiba Bank, Ltd.	21,600	147,518
The Chugoku Electric Power
Company, Inc. (A)	8,600	110,518
The Kansai Electric Power
Company, Inc.	24,500	369,804
The Shizuoka Bank, Ltd.	17,000	152,555
The Yokohama Rubber Company, Ltd.	5,000	107,770
THK Company, Ltd.	4,000	101,785
Tobu Railway Company, Ltd.	6,400	189,212
Toho Company, Ltd.	4,567	143,440
Toho Gas Company, Ltd.	2,800	106,532
Tohoku Electric Power Company, Inc.	16,600	225,787
Tokio Marine Holdings, Inc.	24,100	1,196,410
Tokyo Century Corp.	1,500	93,166
Tokyo Electric Power Company
Holdings, Inc. (B)	51,500	253,075
Tokyo Electron, Ltd.	5,600	771,794
Tokyo Gas Company, Ltd.	13,900	341,912
Tokyo Tatemono Company, Ltd.	7,500	91,471
Tokyu Corp.	18,900	345,609
Tokyu Fudosan Holdings Corp.	19,300	134,462
Toppan Printing Company, Ltd.	10,000	160,549
Toray Industries, Inc.	49,500	371,400
Toshiba Corp. (B)	23,600	681,999
Tosoh Corp.	9,300	143,238
TOTO, Ltd.	5,400	223,962
Toyo Seikan Group Holdings, Ltd.	4,800	99,605
Toyo Suisan Kaisha, Ltd.	3,600	139,761
Toyoda Gosei Company, Ltd.	2,466	60,901
Toyota Industries Corp.	5,200	307,773
Toyota Motor Corp.	82,280	5,126,274
Toyota Tsusho Corp.	7,900	298,279
Trend Micro, Inc.	4,000	257,295
Tsuruha Holdings, Inc.	1,200	147,708
Unicharm Corp.	14,600	483,051
United Urban Investment Corp.	114	179,151
USS Company, Ltd.	7,770	144,241
West Japan Railway Company	5,900	411,287
Yahoo Japan Corp.	102,600	368,451
Yakult Honsha Company, Ltd.	4,143	339,770
Yamada Denki Company, Ltd. (A)	26,100	132,046
Yamaguchi Financial Group, Inc.	7,000	76,272
Yamaha Corp.	4,900	259,641
Yamaha Motor Company, Ltd.	10,100	283,233
Yamato Holdings Company, Ltd.	11,000	337,744
Yamazaki Baking Company, Ltd.	4,000	80,128
Yaskawa Electric Corp.	9,000	267,310
Yokogawa Electric Corp.	7,686	162,582
		128,061,271
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,371	238,428
Luxembourg - 0.2%
ArcelorMittal	24,275	753,647
Eurofins Scientific SE	430	244,640
Millicom International Cellular SA	2,582	148,080
Reinet Investments SCA	5,229	97,585
RTL Group SA	1,422	101,426
SES SA	12,937	283,778
Tenaris SA	16,418	274,959
		1,904,115
Macau - 0.1%
MGM China Holdings, Ltd. (A)	35,912	56,696
Sands China, Ltd.	89,600	403,515
Wynn Macau, Ltd.	61,415	141,045
		601,256
Malaysia - 0.6%
AirAsia Group BHD	21,700	16,564
Alliance Bank Malaysia BHD	53,600	54,140
AMMB Holdings BHD	59,087	58,955
Astro Malaysia Holdings BHD	78,000	27,724
Axiata Group BHD	99,226	109,296
British American Tobacco
Malaysia BHD	4,300	32,960
CIMB Group Holdings BHD	174,295	253,046
Dialog Group BHD	166,000	139,975
DiGi.Com BHD	110,800	129,016
FGV Holdings BHD	39,000	14,596
Gamuda BHD	72,333	58,746
Genting BHD	72,900	137,557
Genting Malaysia BHD	105,700	127,419
Genting Plantations BHD	15,000	34,378
HAP Seng Consolidated BHD	30,200	72,234
Hartalega Holdings BHD	60,200	96,242
Hong Leong Bank BHD	23,269	115,723
Hong Leong Financial Group BHD	6,104	28,452
IHH Healthcare BHD	108,100	136,066
IJM Corp. BHD	87,420	37,999
IOI Corp. BHD	114,466	125,569
IOI Properties Group BHD	83,462	33,690
Kuala Lumpur Kepong BHD	17,150	103,426
Malayan Banking BHD	157,124	371,618
Malaysia Airports Holdings BHD	34,427	74,014
Maxis BHD	67,200	94,810
MISC BHD	26,280	38,487
Nestle Malaysia BHD	2,800	99,027
Petronas Chemicals Group BHD	99,800	225,696
Petronas Dagangan BHD	12,200	77,420
Petronas Gas BHD	21,200	96,715
PPB Group BHD	21,240	86,079
Press Metal Aluminium Holdings BHD	60,400	70,904
Public Bank BHD	97,378	588,139
RHB Bank BHD	29,167	38,047
Sime Darby BHD	108,224	68,238
Sime Darby Plantation BHD	108,224	138,434
Sime Darby Property BHD	108,224	30,843
Telekom Malaysia BHD	42,705	33,231
Tenaga Nasional BHD	124,350	464,943
UMW Holdings BHD	25,500	30,902

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
YTL Corp. BHD	156,867	$47,350
		4,618,670
Mexico - 0.7%
Alfa SAB de CV, Class A	97,680	125,584
America Movil SAB de CV, Series L	1,160,032	932,910
Arca Continental SAB de CV	16,000	103,264
Banco Santander Mexico SA, B Shares	65,000	101,630
Cemex SAB de CV (B)	489,349	344,380
Coca-Cola Femsa SAB de CV, Series L	19,312	118,087
El Puerto de Liverpool SAB de CV,
Series C1	7,600	57,104
Fibra Uno Administracion SA de CV	89,000	117,706
Fomento Economico Mexicano SAB
de CV	68,120	673,920
Fresnillo PLC	9,037	96,528
Gruma SAB de CV, Class B	5,900	75,006
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	14,000	153,167
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	8,020	163,880
Grupo Bimbo SAB de CV, Series A	47,784	101,676
Grupo Carso SAB de CV, Series A1	17,777	59,181
Grupo Financiero Banorte SAB de CV,
Series O	87,962	636,331
Grupo Financiero Inbursa SAB de CV,
Series O	86,738	136,360
Grupo Mexico SAB de CV, Series B	136,866	393,908
Grupo Televisa SAB	87,126	309,601
Industrias Penoles SAB de CV (A)	4,883	84,016
Infraestructura Energetica Nova SAB
de CV	18,000	89,452
Kimberly-Clark de Mexico SAB de CV,
Class A	56,178	99,664
Mexichem SAB de CV	32,431	111,032
Promotora y Operadora de
Infraestructura SAB de CV	9,800	104,310
Wal-Mart de Mexico SAB de CV	186,488	565,722
		5,754,419
Netherlands - 3.2%
ABN AMRO Group NV (C)	15,368	418,533
Aegon NV	69,254	449,496
Akzo Nobel NV (A)	9,255	865,743
ASML Holding NV	14,584	2,738,211
EXOR NV	3,992	266,349
Heineken Holding NV	4,217	382,383
Heineken NV	9,190	862,487
ING Groep NV	139,163	1,806,209
Koninklijke Ahold Delhaize NV	46,490	1,066,597
Koninklijke DSM NV	6,581	697,015
Koninklijke KPN NV	122,257	322,516
Koninklijke Philips NV	34,753	1,584,092
Koninklijke Vopak NV	2,830	139,423
NN Group NV (A)	11,618	518,539
NXP Semiconductors NV	12,069	1,031,900
QIAGEN NV (B)	7,963	301,579
Randstad NV	4,395	234,581
Royal Dutch Shell PLC, A Shares
(London Stock Exchange)	164,049	5,625,019
Royal Dutch Shell PLC, B Shares	133,535	4,674,628
Wolters Kluwer NV	10,629	662,611
		24,647,911
New Zealand - 0.1%
a2 Milk Company, Ltd. (B)	26,028	194,153
Auckland International Airport, Ltd.	34,832	168,527
Fisher & Paykel Healthcare Corp., Ltd.	19,921	198,637
Fletcher Building, Ltd. (B)	29,269	126,943
Meridian Energy, Ltd.	43,320	94,314
Ryman Healthcare, Ltd.	12,940	119,981
Spark New Zealand, Ltd.	63,312	169,933
		1,072,488
Norway - 0.5%
Aker BP ASA	3,844	162,768
DNB ASA	34,358	723,047
Equinor ASA	42,262	1,188,250
Gjensidige Forsikring ASA	6,934	116,866
Marine Harvest ASA	12,838	297,482
Norsk Hydro ASA	44,388	266,189
Orkla ASA	27,353	231,106
Schibsted ASA, B Shares	3,056	106,209
Telenor ASA (A)	26,027	508,974
Yara International ASA	6,981	342,616
		3,943,507
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	108,138
Credicorp, Ltd.	2,434	542,977
Southern Copper Corp.	2,874	123,984
		775,099
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	77,062
Aboitiz Power Corp.	72,200	44,698
Alliance Global Group, Inc. (B)	147,100	33,976
Ayala Corp.	8,920	153,172
Ayala Land, Inc.	253,800	188,129
Bank of the Philippine Islands	34,118	52,606
BDO Unibank, Inc.	77,140	171,040
Globe Telecom, Inc.	970	39,484
GT Capital Holdings, Inc.	3,208	48,624
JG Summit Holdings, Inc.	85,100	84,907
Jollibee Foods Corp.	18,900	89,863
Manila Electric Company	8,090	50,944
Megaworld Corp.	564,000	45,934
Metro Pacific Investments Corp.	509,100	44,716
Metropolitan Bank & Trust Company	58,091	72,063
PLDT, Inc.	3,730	93,976
Security Bank Corp.	15,170	43,226
SM Investments Corp.	8,302	138,853
SM Prime Holdings, Inc.	311,044	208,140
Universal Robina Corp.	30,280	80,901
		1,762,314
Poland - 0.3%
Alior Bank SA (B)	4,231	72,209
Bank Handlowy w Warszawie SA	1,164	24,365
Bank Millennium SA (B)	21,269	53,372
Bank Polska Kasa Opieki SA	5,522	158,923
Bank Zachodni WBK SA	1,219	123,974
Boryszew SA (B)	2,380	3,261
CCC SA	1,215	72,435
CD Projekt SA (B)	2,349	119,261
Cyfrowy Polsat SA (B)	6,360	38,357
Dino Polska SA (B)(C)	1,719	46,416
Grupa Azoty SA	1,565	13,405
Grupa Lotos SA	3,293	66,978
Jastrzebska Spolka Weglowa SA (B)	1,853	33,339
KGHM Polska Miedz SA (B)	5,681	136,974
LPP SA	42	98,257
mBank SA	525	63,681
Orange Polska SA (B)	26,179	31,514

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
PGE Polska Grupa Energetyczna SA (B)	26,654	$68,892
PLAY Communications SA (C)	4,003	21,847
Polski Koncern Naftowy ORLEN SA	11,432	313,363
Polskie Gornictwo Naftowe i
Gazownictwo SA	62,946	110,488
Powszechna Kasa Oszczednosci Bank
Polski SA	32,873	381,892
Powszechny Zaklad Ubezpieczen SA	23,000	247,518
		2,300,721
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	312,555
Galp Energia SGPS SA	18,673	370,245
Jeronimo Martins SGPS SA	7,332	108,071
		790,871
Romania - 0.0%
NEPI Rockcastle PLC	12,881	116,699
Russia - 0.9%
Gazprom PJSC, ADR	251,662	1,250,760
Gazprom PJSC, ADR	3,680	18,363
LUKOIL PJSC, ADR	23,756	1,815,909
MMC Norilsk Nickel PJSC, ADR	39,185	673,590
Mobile TeleSystems PJSC, ADR	20,264	172,852
Novatek PJSC, GDR	3,057	560,688
Rosneft Oil Company PJSC, GDR	9,131	68,225
Rosneft Oil Company PJSC, GDR	30,000	224,153
Sberbank of Russia PJSC, ADR	40,000	503,000
Sberbank of Russia PJSC, ADR	34,900	439,308
Severstal PJSC, GDR	4,250	70,784
Surgutneftegas PJSC, ADR	23,070	95,243
Surgutneftegas PJSC, ADR	22,274	126,962
Tatneft PJSC, ADR	7,986	609,332
VTB Bank PJSC, GDR	50,760	67,953
		6,697,122
Singapore - 0.9%
Ascendas Real Estate Investment Trust	97,931	189,164
BOC Aviation, Ltd. (C)	7,400	57,410
CapitaLand Commercial Trust	82,786	107,858
CapitaLand Mall Trust	90,402	146,929
CapitaLand, Ltd.	89,999	221,683
City Developments, Ltd.	16,600	110,674
ComfortDelGro Corp., Ltd.	90,200	160,307
DBS Group Holdings, Ltd.	64,118	1,223,189
Genting Singapore, Ltd.	226,200	175,335
Golden Agri-Resources, Ltd.	284,496	51,965
Jardine Cycle & Carriage, Ltd.	4,152	97,182
Keppel Corp., Ltd.	55,069	280,371
Oversea-Chinese Banking Corp., Ltd.	113,197	947,198
SATS, Ltd.	29,800	113,768
Sembcorp Industries, Ltd.	38,019	85,871
Singapore Airlines, Ltd.	23,140	164,832
Singapore Exchange, Ltd.	28,000	150,908
Singapore Press Holdings, Ltd.	59,500	124,934
Singapore Technologies
Engineering, Ltd.	54,000	140,551
Singapore Telecommunications, Ltd.	294,940	698,918
Suntec Real Estate Investment Trust	103,300	145,869
United Overseas Bank, Ltd.	47,508	939,159
UOL Group, Ltd.	20,239	102,068
Venture Corp., Ltd.	9,700	125,079
Wilmar International, Ltd.	72,000	169,527
		6,730,749
South Africa - 1.4%
Absa Group, Ltd.	25,092	269,117
Anglo American Platinum, Ltd.	2,632	86,048
AngloGold Ashanti, Ltd.	14,430	124,686
Aspen Pharmacare Holdings, Ltd.	14,246	170,472
Bid Corp., Ltd.	11,078	230,904
Capitec Bank Holdings, Ltd.	1,337	96,713
Clicks Group, Ltd.	9,143	113,002
Coronation Fund Managers, Ltd.	8,138	30,998
Discovery, Ltd.	16,606	199,431
Exxaro Resources, Ltd.	4,891	50,281
FirstRand, Ltd.	118,126	566,631
Fortress REIT, Ltd., Class A	32,243	38,399
Fortress REIT, Ltd., Class B	25,525	27,485
Gold Fields, Ltd.	29,492	70,668
Growthpoint Properties, Ltd.	87,221	143,122
Hyprop Investments, Ltd.	8,505	55,555
Imperial Holdings, Ltd.	6,917	85,522
Investec PLC	24,383	171,051
Investec, Ltd.	7,953	55,918
Kumba Iron Ore, Ltd.	2,928	66,344
Liberty Holdings, Ltd.	4,754	37,860
Life Healthcare Group Holdings, Ltd.	60,966	105,862
Mediclinic International PLC	9,103	51,148
MMI Holdings, Ltd. (B)	19,936	24,450
Mr. Price Group, Ltd.	8,969	144,647
MTN Group, Ltd.	59,164	366,378
Naspers, Ltd., N Shares	15,506	3,339,200
Nedbank Group, Ltd.	7,167	134,072
Netcare, Ltd.	36,217	61,893
Old Mutual, Ltd.	182,601	385,481
Pick n Pay Stores, Ltd.	7,147	34,777
Pioneer Foods Group, Ltd.	6,354	41,339
PSG Group, Ltd.	4,220	68,364
Rand Merchant Investment
Holdings, Ltd.	32,139	87,525
Redefine Properties, Ltd. (A)	212,155	150,255
Remgro, Ltd.	20,519	285,960
Resilient REIT, Ltd.	9,826	40,368
RMB Holdings, Ltd.	31,391	175,502
Sanlam, Ltd.	47,254	263,992
Sappi, Ltd.	26,810	168,188
Sasol, Ltd.	19,396	749,385
Shoprite Holdings, Ltd.	16,492	223,316
Standard Bank Group, Ltd.	46,838	579,176
Telkom SA SOC, Ltd.	13,339	48,716
The Bidvest Group, Ltd.	11,166	146,060
The Foschini Group, Ltd.	7,014	86,071
The SPAR Group, Ltd.	5,706	74,315
Tiger Brands, Ltd.	6,286	117,800
Truworths International, Ltd.	19,528	115,179
Vodacom Group, Ltd.	19,298	171,762
Woolworths Holdings, Ltd.	33,746	118,311
		11,049,699
South Korea - 3.3%
Amorepacific Corp.	1,183	278,252
AMOREPACIFIC Group	770	64,749
BGF Company, Ltd.	3,285	27,834
BGF retail Company, Ltd.	279	51,711
BNK Financial Group, Inc.	8,021	62,173
Celltrion Healthcare
Company, Ltd. (A)(B)	1,413	117,470
Celltrion, Inc. (A)(B)	2,955	791,928
Cheil Worldwide, Inc.	3,910	76,349
CJ CheilJedang Corp.	326	97,987
CJ Corp.	456	55,492
CJ ENM Company, Ltd.	398	88,980

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
CJ Logistics Corp. (B)	392	$55,829
Coway Company, Ltd.	1,930	151,008
Daelim Industrial Company, Ltd.	877	65,308
Daewoo Engineering & Construction
Company, Ltd. (B)	2,130	11,363
DB Insurance Company, Ltd.	1,810	118,783
DGB Financial Group, Inc.	4,763	43,574
Doosan Bobcat, Inc.	1,853	67,487
Doosan Heavy Industries & Construction
Company, Ltd. (B)	2,030	27,269
E-MART, Inc.	817	152,856
GS Engineering & Construction Corp.	1,468	69,187
GS Holdings Corp.	2,038	101,245
Hana Financial Group, Inc.	9,912	397,995
Hankook Tire Company, Ltd.	3,008	135,794
Hanmi Pharm Company, Ltd.	219	98,706
Hanmi Science Company, Ltd.	688	54,449
Hanon Systems	9,450	107,773
Hanssem Company, Ltd.	370	25,553
Hanwha Chemical Corp.	4,418	76,857
Hanwha Corp.	2,040	60,332
Hanwha Life Insurance Company, Ltd.	8,120	38,726
HDC Hyundai Development
Co-Engineering & Construction (B)	1,376	63,126
HLB, Inc. (B)	1,118	120,912
Hotel Shilla Company, Ltd.	1,190	116,362
Hyundai Department Store
Company, Ltd.	494	44,269
Hyundai Engineering & Construction
Company, Ltd.	2,649	161,113
Hyundai Glovis Company, Ltd.	539	63,161
Hyundai Heavy Industries
Company, Ltd. (B)	1,465	177,569
Hyundai Heavy Industries Holdings
Company, Ltd. (B)	744	271,604
Hyundai Marine & Fire Insurance
Company, Ltd.	2,650	100,173
Hyundai Mobis Company, Ltd.	2,332	479,172
Hyundai Motor Company	5,358	625,432
Hyundai Steel Company	2,875	146,471
Industrial Bank of Korea	7,080	97,300
Kakao Corp.	1,350	144,771
Kangwon Land, Inc.	4,000	103,490
KB Financial Group, Inc.	10,980	534,770
KB Financial Group, Inc., ADR	2,772	133,832
KCC Corp.	196	59,917
KEPCO Plant Service & Engineering
Company, Ltd.	700	21,452
Kia Motors Corp.	8,934	282,600
Korea Aerospace Industries, Ltd. (B)	1,710	54,168
Korea Electric Power Corp.	6,370	168,604
Korea Electric Power Corp., ADR	4,277	56,328
Korea Gas Corp. (B)	1,166	63,769
Korea Investment Holdings
Company, Ltd.	1,170	80,229
Korea Zinc Company, Ltd.	339	133,224
Korean Air Lines Company, Ltd.	1,349	34,166
KT Corp.	2,633	71,578
KT&G Corp.	4,323	405,258
Kumho Petrochemical Company, Ltd.	614	54,515
LG Chem, Ltd.	1,568	516,569
LG Corp.	3,654	239,173
LG Display Company, Ltd.	7,650	132,187
LG Display Company, Ltd., ADR (A)	2,417	20,955
LG Electronics, Inc.	3,460	221,408
LG Household & Health Care, Ltd.	362	416,343
LG Innotek Company, Ltd.	650	76,444
LG Uplus Corp.	7,613	125,605
Lotte Chemical Corp.	562	140,842
Lotte Corp. (B)	819	42,161
Lotte Shopping Company, Ltd.	366	69,166
Medy-Tox, Inc.	140	78,145
Mirae Asset Daewoo Company, Ltd.	13,812	105,450
NAVER Corp.	965	622,869
NCSoft Corp.	632	252,151
Netmarble Corp. (A)(C)	916	94,940
NH Investment & Securities
Company, Ltd.	3,944	50,813
OCI Company, Ltd.	650	64,446
Orange Life Insurance, Ltd. (C)	1,552	47,716
Orion Corp.	940	89,371
Pan Ocean Company, Ltd. (B)	11,652	55,037
POSCO	2,592	688,038
Posco Daewoo Corp.	1,626	30,679
S-1 Corp.	810	66,738
Samsung Biologics
Company, Ltd. (B)(C)	550	264,672
Samsung C&T Corp.	2,732	318,804
Samsung Card Company, Ltd.	1,490	49,419
Samsung Electro-Mechanics
Company, Ltd.	2,318	290,327
Samsung Electronics Company, Ltd.	171,900	7,194,165
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	279,028
Samsung Heavy Industries
Company, Ltd. (B)	15,521	113,028
Samsung Life Insurance Company, Ltd.	2,349	206,042
Samsung SDI Company, Ltd.	1,793	417,575
Samsung SDS Company, Ltd.	1,346	280,256
Samsung Securities Company, Ltd.	2,834	83,453
Shinhan Financial Group Company, Ltd.	14,125	570,770
Shinhan Financial Group
Company, Ltd., ADR	350	14,046
Shinsegae, Inc.	197	64,405
SillaJen, Inc. (B)	1,857	171,339
SK Holdings Company, Ltd.	1,335	345,453
SK Hynix, Inc.	20,911	1,383,428
SK Innovation Company, Ltd.	2,274	440,792
SK Telecom Company, Ltd.	677	171,643
S-Oil Corp.	1,778	219,622
ViroMed Company, Ltd. (B)	488	105,961
Woori Bank	16,990	258,711
Yuhan Corp.	385	84,144
		26,016,683
Spain - 1.9%
ACS Actividades de Construccion y
Servicios SA	9,193	390,452
Aena SME SA (C)	2,372	410,965
Amadeus IT Group SA	15,884	1,472,270
Banco Bilbao Vizcaya Argentaria SA	239,320	1,517,347
Banco de Sabadell SA	196,135	303,205
Banco Santander SA	571,804	2,862,826
Bankia SA	48,666	189,978
Bankinter SA	26,033	239,134
CaixaBank SA	126,097	573,479
Enagas SA	7,812	210,558
Endesa SA	12,378	266,990
Ferrovial SA	18,485	382,513
Grifols SA	10,824	304,346
Iberdrola SA	214,613	1,576,300

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Industria de Diseno Textil SA	39,465	$1,192,298
Mapfre SA	37,878	118,477
Naturgy Energy Group SA	12,174	331,862
Red Electrica Corp. SA	15,612	326,377
Repsol SA	46,318	922,067
Siemens Gamesa Renewable Energy SA (B)	9,848	124,263
Telefonica SA	168,167	1,326,556
		15,042,263
Sweden - 1.8%
Alfa Laval AB	10,314	279,080
Assa Abloy AB, B Shares	35,703	715,627
Atlas Copco AB, A Shares (A)	24,463	703,512
Atlas Copco AB, B Shares	13,732	365,864
Boliden AB	10,826	301,080
Electrolux AB, Series B	9,396	206,987
Epiroc AB, Class A (B)	24,463	273,183
Epiroc AB, Class B (B)	13,732	141,031
Essity AB, Class B	21,740	545,702
Hennes & Mauritz AB, B Shares (A)	33,681	622,209
Hexagon AB, B Shares	9,164	536,522
Husqvarna AB, B Shares	18,793	159,768
ICA Gruppen AB (A)	2,659	84,339
Industrivarden AB, C Shares	6,375	141,360
Investor AB, B Shares	16,738	771,314
Kinnevik AB, B Shares	8,775	264,975
L E Lundbergforetagen AB, B Shares	2,546	85,794
Lundin Petroleum AB	6,165	234,993
Nordea Bank AB	110,405	1,201,272
Sandvik AB	41,495	734,638
Securitas AB, B Shares	10,739	186,703
Skandinaviska Enskilda Banken AB,
Series A	53,076	591,695
Skanska AB, B Shares	13,244	259,681
SKF AB, B Shares	14,059	276,639
Svenska Handelsbanken AB, A Shares	54,342	685,342
Swedbank AB, A Shares	33,187	820,786
Swedish Match AB	6,740	344,517
Tele2 AB, B Shares	14,276	171,574
Telefonaktiebolaget LM Ericsson,
B Shares	112,943	999,635
Telia Company AB	105,161	482,226
Volvo AB, B Shares	56,973	1,004,829
		14,192,877
Switzerland - 6.0%
ABB, Ltd.	66,335	1,569,139
Adecco Group AG	6,058	318,453
Baloise Holding AG	1,882	286,797
Barry Callebaut AG	81	153,384
Chocoladefabriken Lindt &
Spruengli AG	4	327,644
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	40	279,940
Cie Financiere Richemont SA	18,989	1,548,179
Clariant AG (B)	8,851	230,244
Coca-Cola HBC AG (B)	6,783	231,092
Credit Suisse Group AG (B)	88,484	1,327,743
Dufry AG (A)(B)	1,514	171,057
EMS-Chemie Holding AG	321	191,441
Ferguson PLC	8,820	748,133
Geberit AG	1,376	638,659
Givaudan SA	334	821,835
Glencore PLC (B)	411,419	1,773,505
Julius Baer Group, Ltd. (B)	8,299	414,752
Kuehne + Nagel International AG	2,065	327,664
LafargeHolcim, Ltd. (B)	9,914	490,811
LafargeHolcim, Ltd. (London Stock
Exchange) (B)	6,464	319,338
Lonza Group AG (B)	2,701	924,005
Nestle SA	112,168	9,336,486
Novartis AG	80,233	6,906,333
Pargesa Holding SA, Bearer Shares	1,634	131,282
Partners Group Holding AG	648	513,682
Roche Holding AG	25,351	6,130,263
Schindler Holding AG	806	194,478
Schindler Holding AG,
Participation Certificates	1,486	370,841
SGS SA	193	508,156
Sika AG	4,800	698,494
Sonova Holding AG	2,002	397,333
STMicroelectronics NV	23,162	423,925
Straumann Holding AG	401	302,099
Swiss Life Holding AG (B)	1,182	448,181
Swiss Prime Site AG (B)	2,602	221,990
Swiss Re AG	11,628	1,071,361
Swisscom AG	962	436,323
Temenos AG (B)	2,143	349,036
The Swatch Group AG	2,152	167,614
The Swatch Group AG, Bearer Shares	1,149	456,652
UBS Group AG (B)	138,779	2,191,131
Vifor Pharma AG	1,821	315,708
Zurich Insurance Group AG	5,502	1,734,809
		46,399,992
Taiwan - 2.7%
Acer, Inc. (B)	58,018	47,921
Advantech Company, Ltd.	12,089	89,976
Airtac International Group	4,000	39,168
ASE Industrial Holding
Company, Ltd. (B)	111,338	271,945
Asia Cement Corp.	36,863	50,094
Asustek Computer, Inc.	24,952	215,856
AU Optronics Corp.	163,827	69,089
Catcher Technology Company, Ltd.	22,184	243,866
Cathay Financial Holding Company, Ltd.	259,901	446,668
Chailease Holding Company, Ltd.	34,680	121,379
Chang Hwa Commercial Bank, Ltd.	107,201	66,340
Cheng Shin Rubber Industry
Company, Ltd.	43,680	68,661
China Airlines, Ltd.	26,874	8,140
China Development Financial
Holding Corp.	479,153	178,778
China Life Insurance Company, Ltd.	96,360	96,889
China Steel Corp.	363,388	303,437
Chunghwa Telecom Company, Ltd.	121,148	436,368
Compal Electronics, Inc.	79,764	49,474
CTBC Financial Holding Company, Ltd.	631,465	475,441
Delta Electronics, Inc.	70,866	303,791
E.Sun Financial Holding Company, Ltd.	278,535	205,650
Eclat Textile Company, Ltd.	6,259	77,456
Eva Airways Corp.	30,776	14,965
Evergreen Marine Corp. Taiwan, Ltd.	10,391	4,355
Far Eastern New Century Corp.	64,875	75,861
Far EasTone Telecommunications
Company, Ltd.	45,159	107,672
First Financial Holding Company, Ltd.	363,889	247,821
Formosa Chemicals & Fibre Corp.	126,212	528,910
Formosa Petrochemical Corp.	43,720	211,921
Formosa Plastics Corp.	159,086	609,420
Formosa Taffeta Company, Ltd.	5,000	6,098

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Foxconn Technology Company, Ltd.	15,513	$37,857
Fubon Financial Holding Company, Ltd.	211,112	358,076
Globalwafers Company, Ltd.	9,000	99,180
Highwealth Construction Corp.	27,000	42,768
Hiwin Technologies Corp.	8,514	70,347
Hon Hai Precision Industry
Company, Ltd.	585,460	1,518,203
Hotai Motor Company, Ltd.	9,000	77,089
HTC Corp. (B)	26,997	35,847
Hua Nan Financial Holdings
Company, Ltd.	271,302	164,325
Innolux Corp.	297,841	103,429
Inventec Corp.	25,899	23,238
Largan Precision Company, Ltd.	3,143	373,392
Lite-On Technology Corp.	39,626	49,794
Macronix International	64,260	53,535
MediaTek, Inc.	49,340	398,128
Mega Financial Holding Company, Ltd.	387,134	348,540
Micro-Star International Company, Ltd.	23,000	62,213
Nan Ya Plastics Corp.	185,992	516,381
Nanya Technology Corp.	37,000	70,655
Novatek Microelectronics Corp.	7,361	36,325
Pegatron Corp.	71,989	144,061
Pou Chen Corp.	36,641	38,687
Powertech Technology, Inc.	13,149	35,825
President Chain Store Corp.	21,496	252,379
Quanta Computer, Inc.	92,771	161,662
Realtek Semiconductor Corp.	5,999	26,733
Shin Kong Financial Holding
Company, Ltd.	372,587	145,713
SinoPac Financial Holdings
Company, Ltd.	385,762	140,826
Synnex Technology International Corp.	24,928	31,769
Taishin Financial Holding Company, Ltd.	312,838	151,078
Taiwan Cement Corp.	149,359	200,965
Taiwan Cooperative Financial Holding
Company, Ltd.	273,657	166,680
Taiwan Mobile Company, Ltd.	62,257	223,230
Taiwan Semiconductor
Manufacturing Company, Ltd.	887,227	7,571,184
Teco Electric & Machinery
Company, Ltd.	16,000	11,605
Uni-President Enterprises Corp.	151,487	395,230
United Microelectronics Corp.	455,313	240,230
Walsin Technology Corp.	11,000	76,745
Win Semiconductors Corp.	12,000	52,830
Winbond Electronics Corp.	102,000	48,513
Wistron Corp.	42,598	27,748
WPG Holdings, Ltd.	52,000	64,617
Ya Hsin Industrial Company, Ltd. (B)(E)	36,000	0
Yageo Corp.	9,584	143,915
Yuanta Financial Holding Company, Ltd.	339,267	178,845
		20,643,802
Thailand - 0.6%
Advanced Info Service PCL	48,400	300,874
Airports of Thailand PCL	163,100	330,335
Bangkok Bank PCL	11,700	78,876
Banpu PCL	110,000	64,981
Bumrungrad Hospital PCL, NVDR	15,600	89,674
Central Pattana PCL, NVDR	48,500	124,476
Charoen Pokphand Foods PCL	136,200	106,345
CP ALL PCL	184,600	393,933
Delta Electronics Thailand PCL	24,300	52,411
Electricity Generating PCL	7,600	55,409
Energy Absolute PCL	56,900	84,829
Glow Energy PCL	27,900	75,930
Home Product Center PCL	204,400	99,921
Indorama Ventures PCL, NVDR	54,900	100,179
IRPC PCL	528,400	111,134
Kasikornbank PCL	45,000	303,309
Kasikornbank PCL, NVDR	24,100	160,963
Krung Thai Bank PCL	164,375	102,674
PTT Exploration & Production PCL	60,147	288,664
PTT Global Chemical PCL	87,373	219,561
PTT PCL	391,000	656,406
Robinson PCL (A)	28,700	62,630
Thai Oil PCL	46,900	128,416
Thai Union Group PCL	95,900	53,078
The Siam Cement PCL	12,000	165,607
The Siam Commercial Bank PCL	70,748	325,940
TMB Bank PCL	739,100	52,586
True Corp. PCL	448,802	83,980
		4,673,121
Turkey - 0.2%
Akbank TAS	77,143	88,362
Anadolu Efes Biracilik Ve Malt
Sanayii AS	8,117	28,330
Arcelik AS	6,139	14,058
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	31,906
BIM Birlesik Magazalar AS	8,214	110,571
Coca-Cola Icecek AS	2,884	16,108
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	62,402	18,457
Eregli Demir ve Celik Fabrikalari TAS	49,091	89,572
Ford Otomotiv Sanayi AS	4,572	49,791
Haci Omer Sabanci Holding AS	31,762	40,057
KOC Holding AS	25,423	71,811
Petkim Petrokimya Holding AS	26,036	23,032
TAV Havalimanlari Holding AS	4,656	24,084
Tofas Turk Otomobil Fabrikasi AS	4,383	15,503
Tupras Turkiye Petrol Rafinerileri AS	4,998	110,973
Turk Hava Yollari AO (B)	25,366	80,008
Turkcell Iletisim Hizmetleri AS	38,572	73,500
Turkiye Garanti Bankasi AS	86,216	109,921
Turkiye Halk Bankasi AS	25,911	28,724
Turkiye Is Bankasi AS, Class C	60,572	44,239
Turkiye Sise ve Cam Fabrikalari AS	43,843	42,342
Turkiye Vakiflar Bankasi TAO, Class D	22,351	13,996
Ulker Biskuvi Sanayi AS (B)	5,397	15,132
Yapi ve Kredi Bankasi AS (B)	69,591	21,625
		1,162,102
United Arab Emirates - 0.0%
NMC Health PLC	3,700	163,559
United Kingdom - 10.0%
3i Group PLC	35,391	433,360
Admiral Group PLC	7,852	212,847
Anglo American PLC	37,482	838,513
Ashtead Group PLC	18,549	588,531
Associated British Foods PLC	13,366	398,916
AstraZeneca PLC	45,458	3,543,202
Auto Trader Group PLC (C)	35,298	205,338
Aviva PLC	144,098	919,418
Babcock International Group PLC	8,659	81,550
BAE Systems PLC	116,949	958,984
Barclays PLC	619,208	1,373,426
Barratt Developments PLC	39,288	290,142
Berkeley Group Holdings PLC	4,863	232,972
BP PLC	724,708	5,554,732
British American Tobacco PLC	81,773	3,812,318

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	309,236	$907,719
Bunzl PLC	11,951	375,720
Burberry Group PLC	14,913	391,607
Centrica PLC	211,090	426,590
CNH Industrial NV	37,712	452,560
Coca-Cola European Partners PLC	8,055	365,131
Compass Group PLC	57,299	1,273,954
ConvaTec Group PLC (C)	56,249	170,192
Croda International PLC	4,815	326,380
Diageo PLC	87,710	3,107,415
Direct Line Insurance Group PLC	53,358	225,215
easyJet PLC	5,884	100,688
Experian PLC	32,753	840,449
Fiat Chrysler Automobiles NV (B)	37,748	660,175
G4S PLC	56,956	179,646
GlaxoSmithKline PLC	177,881	3,567,372
Hammerson PLC	29,315	174,430
Hargreaves Lansdown PLC	10,194	296,755
HSBC Holdings PLC	713,439	6,225,066
Imperial Brands PLC	34,636	1,205,269
Informa PLC	40,000	397,303
InterContinental Hotels Group PLC	6,401	398,446
International Consolidated Airlines
Group SA	27,874	239,119
Intertek Group PLC	5,765	375,029
ITV PLC	140,570	288,503
J Sainsbury PLC	60,381	252,967
John Wood Group PLC	26,926	270,144
Johnson Matthey PLC	7,039	326,634
Kingfisher PLC	80,383	271,795
Land Securities Group PLC	28,284	325,664
Legal & General Group PLC	215,482	735,615
Lloyds Banking Group PLC	2,589,556	1,991,606
London Stock Exchange Group PLC	11,565	691,090
Marks & Spencer Group PLC	58,909	221,643
Meggitt PLC	29,260	216,025
Melrose Industries PLC	172,341	448,604
Merlin Entertainments PLC (C)	24,601	128,299
Micro Focus International PLC	15,771	293,293
Mondi PLC	13,927	381,320
Mondi, Ltd.	4,137	113,610
National Grid PLC	122,252	1,262,720
Next PLC	5,306	379,732
Pearson PLC	29,871	345,800
Persimmon PLC	11,028	339,525
Prudential PLC	93,030	2,133,008
Reckitt Benckiser Group PLC	24,266	2,216,712
RELX PLC	38,212	803,856
RELX PLC (Euronext
Amsterdam Exchange)	34,121	716,854
Rio Tinto PLC	42,842	2,161,029
Rio Tinto, Ltd.	15,081	857,696
Rolls-Royce Holdings PLC (B)	60,839	782,722
Royal Mail PLC	33,479	208,120
RSA Insurance Group PLC	36,841	276,021
Schroders PLC	4,962	199,862
Segro PLC	39,233	326,471
Severn Trent PLC	8,552	206,146
Sky PLC	38,349	864,142
Smith & Nephew PLC	32,491	592,790
Smiths Group PLC	14,281	278,055
SSE PLC	39,622	591,713
St. James’s Place PLC	20,193	300,991
Standard Chartered PLC	99,705	826,081
Standard Life Aberdeen PLC	97,304	387,722
Taylor Wimpey PLC	125,790	281,167
Tesco PLC	354,753	1,109,146
The British Land Company PLC	35,353	284,352
The Royal Bank of Scotland Group PLC	173,218	561,247
The Sage Group PLC	38,587	294,711
The Weir Group PLC	8,971	205,812
Travis Perkins PLC	9,089	126,129
Unilever NV	54,909	3,054,301
Unilever PLC	43,915	2,412,446
United Utilities Group PLC	26,451	242,820
Vodafone Group PLC	958,892	2,054,555
Whitbread PLC	6,969	428,330
Wm Morrison Supermarkets PLC	81,037	273,986
WPP PLC	46,027	674,049
		78,144,110
United States - 0.1%
Altice USA, Inc., Class A	7,339	133,129
Bausch Health Companies, Inc. (B)	13,100	336,412
Carnival PLC	6,668	413,720
Nexteer Automotive Group, Ltd.	31,000	49,085
		932,346
TOTAL COMMON STOCKS (Cost $569,819,879)		$744,669,755

PREFERRED SECURITIES - 1.0%
Brazil - 0.5%
Banco Bradesco SA	116,821	829,322
Braskem SA, A Shares	4,100	59,329
Centrais Eletricas Brasileiras SA,
B Shares	4,300	19,825
Cia Brasileira de Distribuicao	4,938	107,000
Cia Energetica de Minas Gerais	31,260	55,421
Gerdau SA	36,200	154,085
Itau Unibanco Holding SA	113,326	1,238,335
Itausa - Investimentos Itau SA	159,923	399,951
Lojas Americanas SA	24,076	94,610
Petroleo Brasileiro SA	138,651	724,059
Telefonica Brasil SA	9,652	93,687
		3,775,624
Canada - 0.0%
H&R Real Estate Investment Trust	6,200	95,377
Germany - 0.4%
Bayerische Motoren Werke AG	2,090	163,920
FUCHS PETROLUB SE	2,735	152,621
Henkel AG & Company KGaA	6,555	768,578
Porsche Automobil Holding SE	5,695	383,373
Sartorius AG	1,266	205,207
Schaeffler AG	5,570	71,048
Volkswagen AG	6,657	1,169,053
		2,913,800
South Korea - 0.1%
Amorepacific Corp.	300	37,182
Hyundai Motor Company	705	49,760
Hyundai Motor Company, 2nd Preferred	1,197	91,429
LG Chem, Ltd.	162	29,789
LG Household & Health Care, Ltd.	112	81,171
Samsung Electronics Company, Ltd.	30,800	1,050,503
		1,339,834
TOTAL PREFERRED SECURITIES (Cost $7,203,004)		$8,124,635

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Harvey Norman Holdings, Ltd.
(Expiration Date: 10-16-18; Strike
Price: AUD 2.50) (B)	1,148	$664
TOTAL RIGHTS (Cost $0)		$664

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust,
2.1505% (F)(G)	2,282,868	22,839,183
TOTAL SECURITIES LENDING COLLATERAL (Cost
$22,841,936)		$22,839,183

SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 1.9029% (F)	14,347,861	14,347,861
TOTAL SHORT-TERM INVESTMENTS (Cost $14,347,861)		$14,347,861
Total Investments (International Equity Index Trust)
(Cost $614,212,680) - 101.5%		$789,982,098
Other assets and liabilities, net - (1.5%)		(11,407,927)
TOTAL NET ASSETS - 100.0%		$778,574,171

Currency Abbreviations

AUD	Australian Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $21,746,545.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	138	Long	Dec 2018	$13,496,577	$13,630,950	$134,373
Mini MSCI Emerging Markets Index Futures	152	Long	Dec 2018	7,752,134	7,977,720	225,586
MSCI Taiwan Index Futures	54	Long	Oct 2018	2,196,653	2,212,380	15,727
						$375,686

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.3%
Australia - 3.1%
Amcor, Ltd.	492,880	$4,871,247
Brambles, Ltd.	540,098	4,253,605
CSL, Ltd.	16,192	2,352,693
		11,477,545
Brazil - 4.0%
B3 SA - Brasil Bolsa Balcao	1,167,034	6,761,980
Banco Bradesco SA, ADR	722,350	5,114,238
Kroton Educacional SA	1,014,474	2,863,652
		14,739,870
Canada - 9.6%
Canadian National Railway Company	61,426	5,511,767
CGI Group, Inc., Class A (A)	205,453	13,246,720
Great-West Lifeco, Inc.	105,153	2,551,384
Nutrien, Ltd.	76,827	4,435,999
PrairieSky Royalty, Ltd.	284,554	4,998,669
Suncor Energy, Inc.	114,180	4,418,160
		35,162,699
China - 5.3%
Baidu, Inc., ADR (A)	20,050	4,585,033
Henan Shuanghui Investment &
Development Company, Ltd., Class A	1,263,694	4,802,987
Kweichow Moutai Company, Ltd.,
Class A	48,240	5,119,508
Wuliangye Yibin Company, Ltd., Class A	306,357	3,023,678
Yum China Holdings, Inc.	52,359	1,838,324
		19,369,530
Denmark - 1.4%
Carlsberg A/S, Class B	43,299	5,192,637
France - 8.1%
Essilor International Cie Generale
d’Optique SA	30,786	4,556,933
Pernod Ricard SA	40,101	6,576,867
Schneider Electric SE	91,164	7,320,188
Vinci SA	69,683	6,629,623
Vivendi SA	174,708	4,492,973
		29,576,584
Germany - 9.8%
Allianz SE	36,791	8,188,448
Deutsche Boerse AG	84,767	11,333,908

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	109,302	$3,886,157
GEA Group AG	84,000	2,989,901
SAP SE	77,542	9,534,833
		35,933,247
Hong Kong - 2.6%
CK Hutchison Holdings, Ltd.	409,468	4,713,280
Galaxy Entertainment Group, Ltd.	766,000	4,838,886
		9,552,166
Italy - 3.0%
FinecoBank Banca Fineco SpA	184,363	2,458,461
Intesa Sanpaolo SpA	1,479,263	3,769,060
Mediobanca Banca di Credito
Finanziario SpA	467,833	4,655,764
		10,883,285
Japan - 6.9%
Asahi Group Holdings, Ltd.	115,400	5,006,890
FANUC Corp.	23,000	4,327,053
Hoya Corp.	104,500	6,206,359
Japan Tobacco, Inc.	91,700	2,394,590
Kao Corp.	51,700	4,176,212
Keyence Corp.	5,100	2,962,523
		25,073,627
Mexico - 2.6%
Fomento Economico Mexicano SAB de
CV, ADR	96,395	9,540,213
Netherlands - 4.6%
ING Groep NV	324,922	4,217,192
Royal Dutch Shell PLC, B Shares	120,461	4,216,950
Wolters Kluwer NV	131,492	8,197,196
		16,631,338
Singapore - 2.0%
United Overseas Bank, Ltd.	370,500	7,324,209
South Korea - 3.1%
NAVER Corp.	10,262	6,623,707
Samsung Electronics Company, Ltd.	111,119	4,650,427
		11,274,134
Spain - 1.5%
Amadeus IT Group SA	59,603	5,524,533
Sweden - 3.1%
Investor AB, B Shares	242,738	11,185,762
Switzerland - 6.8%
Cie Financiere Richemont SA	75,987	6,195,244
Julius Baer Group, Ltd. (A)	76,807	3,838,516
Kuehne + Nagel International AG	26,789	4,250,750
Novartis AG	90,952	7,829,008
UBS Group AG (A)	178,349	2,815,887
		24,929,405
Taiwan - 2.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,038,000	8,857,810
Thailand - 0.8%
Kasikornbank PCL, NVDR	444,900	2,971,463
Turkey - 0.7%
Akbank TAS	2,055,842	2,354,832
United Kingdom - 10.7%
British American Tobacco PLC	128,855	6,007,317
Compass Group PLC	264,065	5,871,074
Informa PLC	530,967	5,273,865
Reckitt Benckiser Group PLC	75,854	6,929,302
RELX PLC	347,146	7,302,825
TechnipFMC PLC	109,569	3,435,247
Unilever NV	73,850	4,107,891
		38,927,521
United States - 4.2%
Broadcom, Inc.	42,890	10,582,250
Philip Morris International, Inc.	58,076	4,735,517
		15,317,767
TOTAL COMMON STOCKS (Cost $309,537,123)		$351,800,177

SHORT-TERM INVESTMENTS - 4.3%
Money market funds - 4.3%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
1.8800% (B)	15,705,178	15,705,178
TOTAL SHORT-TERM INVESTMENTS (Cost $15,705,178)		$15,705,178
Total Investments (International Growth Stock Trust)
(Cost $325,242,301) - 100.6%		$367,505,355
Other assets and liabilities, net - (0.6%)		(2,228,644)
TOTAL NET ASSETS - 100.0%		$365,276,711

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-18.

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Australia - 6.5%
Accent Group, Ltd.	24,907	$29,351
Adelaide Brighton, Ltd.	19,036	85,005
AED Oil, Ltd. (A)(B)	17,758	0
Ainsworth Game Technology, Ltd. (C)	10,192	8,911
Alkane Resources, Ltd. (B)(C)	4,753	825
ALS, Ltd.	19,191	123,840
Altium, Ltd.	5,149	101,682
AMA Group, Ltd. (C)	18,995	15,231
Amaysim Australia, Ltd. (B)(C)	8,291	6,105
Ansell, Ltd.	6,123	111,689
AP Eagers, Ltd. (C)	6,106	34,872
APN Outdoor Group, Ltd.	9,078	43,663
Appen, Ltd.	6,311	63,655
ARB Corp., Ltd.	3,664	50,720
Ardent Leisure Group	39,016	50,243
ARQ Group, Ltd. (C)	8,681	14,809
Asaleo Care, Ltd. (C)	30,182	15,814
Atlas Arteria, Ltd.	20,766	104,761
AUB Group, Ltd.	4,308	41,437
Aurelia Metals, Ltd. (B)	33,619	17,720
Ausdrill, Ltd.	33,636	42,984
Austal, Ltd.	23,155	32,955
Australian Agricultural
Company, Ltd. (B)(C)	28,065	26,062
Australian Pharmaceutical
Industries, Ltd.	26,584	33,133
Auswide Bank, Ltd.	607	2,417
Automotive Holdings Group, Ltd.	19,175	30,623
Aveo Group	28,401	41,493
Bapcor, Ltd.	13,468	74,515
Beach Energy, Ltd.	135,179	209,279
Bega Cheese, Ltd.	14,056	69,193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Bellamy’s Australia, Ltd. (B)	4,706	$34,778
Blackmores, Ltd. (C)	719	68,762
Blue Sky Alternative
Investments, Ltd. (B)	2,049	2,348
Bravura Solutions, Ltd.	11,064	35,254
Breville Group, Ltd.	4,935	46,598
Brickworks, Ltd.	3,795	48,045
BWX, Ltd. (C)	7,095	18,459
Cabcharge Australia, Ltd. (C)	9,047	14,852
Cardno, Ltd. (B)	15,086	12,818
Carnarvon Petroleum, Ltd. (B)	63,048	18,198
carsales.com, Ltd.	13,391	139,948
Cash Converters International, Ltd. (B)	14,501	3,355
Cedar Woods Properties, Ltd.	2,505	10,411
Cleanaway Waste Management, Ltd.	130,319	176,739
Clinuvel Pharmaceuticals, Ltd.	2,335	37,123
Codan, Ltd.	5,320	12,382
Collins Foods, Ltd.	10,053	44,981
Cooper Energy, Ltd. (B)	156,316	51,461
Corporate Travel Management, Ltd.	3,780	83,370
Costa Group Holdings, Ltd.	15,969	82,244
Credit Corp. Group, Ltd.	2,881	46,364
CSG, Ltd. (B)	32,904	4,510
CSR, Ltd.	34,491	93,963
CuDeco, Ltd. (A)(B)	8,580	1,457
Data#3, Ltd.	9,073	9,703
Decmil Group, Ltd. (B)	2,449	1,364
Domain Holdings Australia, Ltd.	17,171	43,358
Domino’s Pizza Enterprises, Ltd.	1,223	47,007
Downer EDI, Ltd.	30,199	172,196
DuluxGroup, Ltd.	21,708	120,310
Eclipx Group, Ltd.	16,681	30,976
Elders, Ltd.	7,130	36,526
Energy Resources of
Australia, Ltd. (B)(C)	12,909	3,543
Energy World Corp., Ltd. (B)	75,962	10,437
EQT Holdings, Ltd.	691	11,782
ERM Power, Ltd.	7,077	8,610
Estia Health, Ltd.	11,708	20,036
EVENT Hospitality and
Entertainment, Ltd.	6,617	70,798
Fairfax Media, Ltd.	141,242	84,069
FAR, Ltd. (B)	202,920	16,879
Finbar Group, Ltd.	8,370	5,385
Fleetwood Corp., Ltd.	8,058	13,685
FlexiGroup, Ltd.	20,305	28,098
Freedom Foods Group, Ltd.	6,442	28,655
G8 Education, Ltd.	27,130	39,201
Galaxy Resources, Ltd. (B)(C)	30,280	54,456
Gateway Lifestyle	18,361	29,735
Genworth Mortgage Insurance
Australia, Ltd.	18,245	32,449
Gold Road Resources, Ltd. (B)(C)	68,792	33,826
GrainCorp, Ltd., Class A	13,614	77,731
Greencross, Ltd. (C)	8,132	24,915
GUD Holdings, Ltd.	6,093	63,660
GWA Group, Ltd.	12,195	27,499
Hansen Technologies, Ltd.	11,735	31,637
Harvey Norman Holdings, Ltd.	4,568	11,620
Healthscope, Ltd.	14,856	22,536
HT&E, Ltd.	20,357	44,067
IDP Education, Ltd.	4,283	31,882
Iluka Resources, Ltd.	8,409	60,424
Imdex, Ltd. (B)	20,483	17,608
IMF Bentham, Ltd. (C)	11,295	24,711
Independence Group NL (C)	28,070	94,550
Infigen Energy (B)	77,417	32,997
Infomedia, Ltd.	15,337	14,503
Inghams Group, Ltd.	11,981	33,568
Integral Diagnostics, Ltd.	5,800	11,523
Integrated Research, Ltd.	3,367	6,644
International Ferro Metals, Ltd. (A)(B)	24,339	286
InvoCare, Ltd. (C)	6,652	59,413
IOOF Holdings, Ltd.	21,064	123,871
IPH, Ltd.	11,108	48,342
IRESS, Ltd.	7,537	69,261
iSelect, Ltd. (C)	10,270	5,194
iSentia Group, Ltd. (C)	3,943	941
IVE Group, Ltd.	11,452	17,770
Japara Healthcare, Ltd.	17,906	17,922
JB Hi-Fi, Ltd.	7,885	143,390
Karoon Gas Australia, Ltd. (B)	6,513	5,226
Kingsgate Consolidated, Ltd. (B)	11,120	1,729
Lifestyle Communities, Ltd.	3,310	14,394
Link Administration Holdings, Ltd.	23,695	132,975
Lovisa Holdings, Ltd.	3,846	28,634
MACA, Ltd.	18,596	16,346
Macmahon Holdings, Ltd. (B)	112,440	21,146
Magellan Financial Group, Ltd.	1,424	28,469
Mayne Pharma Group, Ltd. (B)	25,978	24,409
McMillan Shakespeare, Ltd.	5,664	69,925
McPherson’s, Ltd.	7,978	9,110
Medusa Mining, Ltd. (B)	8,127	2,205
Mesoblast, Ltd. (B)(C)	24,462	38,182
Metals X, Ltd. (B)(C)	39,518	16,849
Metcash, Ltd.	69,441	150,453
Mineral Resources, Ltd.	9,687	111,265
MMA Offshore, Ltd. (B)	46,658	8,260
Moelis Australia, Ltd.	3,830	15,073
Monadelphous Group, Ltd.	6,360	73,882
Monash IVF Group, Ltd.	13,183	10,424
Mortgage Choice, Ltd. (C)	6,422	6,303
Mount Gibson Iron, Ltd.	62,063	20,626
Myer Holdings, Ltd. (B)(C)	63,302	23,332
MYOB Group, Ltd.	30,689	66,969
MyState, Ltd.	4,190	14,638
Navigator Global Investments, Ltd.	10,160	39,064
Navitas, Ltd. (C)	12,119	39,144
New Hope Corp., Ltd.	6,039	17,244
nib Holdings, Ltd.	27,049	114,226
Nick Scali, Ltd.	5,272	24,548
Nine Entertainment Company
Holdings, Ltd. (C)	56,425	91,969
Northern Star Resources, Ltd.	11,793	70,800
NRW Holdings, Ltd. (B)	36,145	54,541
Nufarm, Ltd.	16,312	78,704
OceanaGold Corp.	31,900	96,319
OFX Group, Ltd. (C)	14,134	23,307
oOh!media, Ltd.	13,577	50,294
Orora, Ltd.	51,587	123,720
OZ Minerals, Ltd.	18,232	122,905
Pacific Current Group, Ltd.	1,644	7,702
Peet, Ltd.	13,800	11,722
Pendal Group, Ltd.	9,293	59,015
Perpetual, Ltd.	3,182	97,908
Perseus Mining, Ltd. (B)	111,479	30,681
Platinum Asset Management, Ltd.	12,679	49,052
PMP, Ltd. (B)	32,750	4,494
Praemium, Ltd. (B)	28,131	22,564
Premier Investments, Ltd.	6,565	87,700

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Primary Health Care, Ltd.	45,043	$98,992
Prime Media Group, Ltd. (B)	17,812	3,088
Pro Medicus, Ltd.	1,780	16,024
Qube Holdings, Ltd. (C)	40,012	78,918
Quintis, Ltd. (A)(B)(C)	22,092	4,711
RCR Tomlinson, Ltd.	19,448	15,110
Regis Healthcare, Ltd.	9,267	19,353
Regis Resources, Ltd.	23,625	63,560
Resolute Mining, Ltd.	67,540	53,076
Retail Food Group, Ltd. (B)	8,541	2,931
Ridley Corp., Ltd.	19,156	21,110
Sandfire Resources NL	12,595	67,566
Saracen Mineral Holdings, Ltd. (B)	53,338	71,953
SeaLink Travel Group, Ltd.	6,360	19,768
Select Harvests, Ltd.	5,587	21,476
Senex Energy, Ltd. (B)	87,382	31,642
Servcorp, Ltd.	3,171	9,154
Service Stream, Ltd.	10,465	13,612
Seven Group Holdings, Ltd.	4,131	67,485
Seven West Media, Ltd. (B)	85,038	61,364
SG Fleet Group, Ltd.	7,879	21,476
Sigma Healthcare, Ltd.	86,903	39,555
Silver Lake Resources, Ltd. (B)(C)	29,625	11,043
SmartGroup Corp., Ltd.	4,591	39,469
Southern Cross Media Group, Ltd.	51,441	47,963
Spark Infrastructure Group	78,710	127,503
SpeedCast International, Ltd.	17,245	49,929
St. Barbara, Ltd.	33,049	83,423
Steadfast Group, Ltd.	46,542	95,764
Sundance Energy Australia, Ltd. (B)	330,496	19,376
Super Retail Group, Ltd.	10,419	66,771
Superloop, Ltd. (B)(C)	11,328	18,192
Syrah Resources, Ltd. (B)(C)	26,594	44,185
Tassal Group, Ltd.	13,458	43,946
Technology One, Ltd.	12,347	49,767
The Reject Shop, Ltd.	2,561	8,773
Tiger Resources, Ltd. (A)(B)	92,816	3,288
Troy Resources, Ltd. (B)	15,555	1,125
Villa World, Ltd.	5,140	7,768
Village Roadshow, Ltd. (B)	5,669	10,196
Virgin Australia Holdings, Ltd. (B)(C)	221,832	35,224
Virgin Australia Holdings, Ltd. (A)(B)	359,466	1,299
Virtus Health, Ltd.	8,064	32,615
Vocus Group, Ltd. (B)(C)	26,165	61,965
Watpac, Ltd. (B)	11,170	5,529
Webjet, Ltd.	7,830	87,281
Western Areas, Ltd.	18,795	36,133
Westgold Resources, Ltd. (B)	15,813	14,525
Whitehaven Coal, Ltd.	7,856	30,844
WorleyParsons, Ltd.	9,228	136,297
WPP AUNZ, Ltd.	25,254	15,700
		8,859,220
Austria - 1.3%
Agrana Beteiligungs AG	724	16,207
ams AG (B)(C)	1,671	94,052
ANDRITZ AG	2,760	160,978
AT&S Austria Technologie &
Systemtechnik AG	2,410	55,632
CA Immobilien Anlagen AG	4,952	176,747
DO & CO AG	534	46,551
EVN AG	3,092	60,533
FACC AG	1,116	25,428
Flughafen Wien AG	265	10,785
IMMOFINANZ AG (B)	3,163	82,510
Kapsch TrafficCom AG	191	7,939
Lenzing AG	504	52,667
Mayr Melnhof Karton AG	615	77,314
Oesterreichische Post AG	2,096	87,635
Palfinger AG	1,137	38,015
POLYTEC Holding AG (C)	995	12,668
Porr AG	648	19,164
Raiffeisen Bank International AG	1,135	32,667
Rhi Magnesita NV (C)	1,095	68,017
Rosenbauer International AG	174	10,143
S IMMO AG	3,364	67,200
S&T AG (B)	555	16,222
Schoeller-Bleckmann Oilfield
Equipment AG	944	103,188
Semperit AG Holding (B)(C)	822	14,567
Strabag SE	893	35,221
Telekom Austria AG (B)	7,836	60,673
UBM Development AG	411	19,257
UNIQA Insurance Group AG	10,314	102,988
Vienna Insurance Group AG	2,457	70,130
Wienerberger AG	7,937	198,418
Zumtobel Group AG (B)(C)	2,545	24,225
		1,847,741
Belgium - 1.5%
Ackermans & van Haaren NV	1,580	274,958
AGFA-Gevaert NV (B)	16,974	77,849
Akka Technologies	546	39,517
Banque Nationale de Belgique	12	36,229
Barco NV	827	110,750
Bekaert SA (C)	2,225	55,282
Biocartis NV (B)(C)(D)	906	12,948
bpost SA	4,236	68,742
Celyad SA (B)(C)	493	13,017
Cie d’Entreprises CFE	416	50,248
Cie Immobiliere de Belgique SA	47	2,839
Deceuninck NV	7,720	19,233
D’ieteren SA	1,795	79,023
Econocom Group SA (B)(C)	6,435	20,908
Elia System Operator SA	2,455	158,156
Euronav NV	8,334	71,974
EVS Broadcast Equipment SA	811	16,070
Exmar NV (B)	1,567	9,670
Fagron	3,576	69,169
Galapagos NV (B)	2,610	296,480
Gimv NV	1,153	63,040
Ion Beam Applications (B)(C)	1,305	26,672
Kinepolis Group NV	758	45,326
Lotus Bakeries (C)	13	38,002
Melexis NV	987	76,403
Nyrstar NV (B)(C)	5,514	13,102
Ontex Group NV (C)	3,927	83,591
Orange Belgium SA	2,358	37,068
Oxurion NV (B)	1,612	10,235
Picanol	88	8,580
Recticel SA	2,296	25,219
Sioen Industries NV	374	10,425
Sipef NV	420	25,402
Tessenderlo Group SA (B)	2,049	76,114
Van de Velde NV	377	11,118
Viohalco SA (B)	7,173	25,486
		2,058,845
Bermuda - 0.2%
Hiscox, Ltd.	14,061	301,362
Canada - 8.8%
5N Plus, Inc. (B)	3,515	8,980

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Absolute Software Corp. (C)	3,900	$22,615
Advantage Oil & Gas, Ltd. (B)	11,500	32,052
Aecon Group, Inc.	5,700	71,622
Africa Oil Corp. (B)(C)	34,602	39,112
Ag Growth International, Inc. (C)	1,100	53,601
AGF Management, Ltd., Class B	4,298	20,331
AGT Food & Ingredients, Inc. (C)	1,218	16,625
Aimia, Inc. (B)	14,677	51,474
AirBoss of America Corp. (C)	1,500	13,483
AKITA Drilling, Ltd., Class A	1,120	5,116
Alamos Gold, Inc., Class A	23,618	108,431
Alaris Royalty Corp. (C)	3,829	60,148
Alcanna, Inc.	1,500	12,484
Algoma Central Corp.	700	7,045
Alio Gold, Inc. (B)	638	509
Altius Minerals Corp.	3,100	30,288
Altus Group, Ltd.	2,018	47,823
Andrew Peller, Ltd., Class A	2,300	29,256
Asanko Gold, Inc. (B)	6,600	5,212
Athabasca Oil Corp. (B)	42,135	51,868
ATS Automation Tooling
Systems, Inc. (B)	7,747	144,066
AutoCanada, Inc. (C)	1,985	20,947
B2Gold Corp. (B)	52,656	119,853
Badger Daylighting, Ltd. (C)	2,322	53,212
Baytex Energy Corp. (B)	35,400	102,776
Bellatrix Exploration, Ltd. (B)(C)	1,979	2,068
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	9,700	39,051
Bird Construction, Inc. (C)	4,995	30,512
Black Diamond Group, Ltd. (B)	2,750	7,111
BlackPearl Resources, Inc. (B)	24,200	22,108
BMTC Group, Inc.	500	6,376
Bonavista Energy Corp. (C)	13,661	15,759
Bonterra Energy Corp. (C)	2,200	32,702
Boralex, Inc., Class A	4,277	59,702
Calfrac Well Services, Ltd. (B)(C)	6,414	21,502
Canaccord Genuity Group, Inc.	8,471	45,252
Canacol Energy, Ltd. (B)	7,565	23,603
Canadian Western Bank (C)	9,615	253,839
Canfor Corp. (B)	4,300	80,164
Canfor Pulp Products, Inc.	2,715	51,414
CanWel Building Materials Group, Ltd.	3,600	15,608
Capital Power Corp. (C)	6,627	146,275
Capstone Mining Corp. (B)(C)	29,467	18,023
Cardinal Energy, Ltd. (C)	5,530	22,820
Cascades, Inc.	6,623	64,658
Celestica, Inc. (B)	11,919	129,096
Centerra Gold, Inc. (B)	14,877	59,317
CES Energy Solutions Corp. (C)	13,646	45,006
China Gold International Resources
Corp., Ltd. (B)(C)	18,050	25,992
Cineplex, Inc. (C)	3,000	81,291
Clearwater Seafoods, Inc. (C)	1,500	6,736
Cogeco Communications, Inc.	731	36,617
Cogeco, Inc.	445	20,072
Colliers International Group, Inc.	2,300	178,156
Computer Modelling Group, Ltd.	8,320	54,430
Continental Gold, Inc. (B)(C)	6,884	14,017
Copper Mountain Mining Corp. (B)(C)	8,800	8,039
Corby Spirit and Wine, Ltd.	700	10,926
Corridor Resources, Inc. (B)	4,930	2,595
Corus Entertainment, Inc., B Shares	11,806	38,298
Crew Energy, Inc. (B)(C)	11,300	16,447
CRH Medical Corp. (B)	5,500	21,887
Delphi Energy Corp. (B)(C)	20,245	12,069
Denison Mines Corp. (B)(C)	33,028	21,735
Detour Gold Corp. (B)	5,063	40,923
DHX Media, Ltd. (C)	8,200	11,808
DIRTT Environmental Solutions (B)	7,700	38,928
Dorel Industries, Inc., Class B	2,900	51,392
DREAM Unlimited Corp., Class A (B)	4,500	28,150
Dundee Precious Metals, Inc. (B)	14,687	34,567
ECN Capital Corp.	30,400	88,730
Eldorado Gold Corp. (B)(C)	72,369	63,312
Endeavour Silver Corp. (B)(C)	10,900	25,063
Enercare, Inc.	5,502	123,275
Enerflex, Ltd.	6,400	81,905
Enerplus Corp.	11,735	144,910
Enghouse Systems, Ltd.	1,900	120,724
Ensign Energy Services, Inc.	13,700	66,079
Entertainment One, Ltd.	14,412	77,606
Equitable Group, Inc. (C)	996	53,106
Essential Energy Services, Ltd. (B)	7,268	2,926
Evertz Technologies, Ltd.	1,712	21,790
Exchange Income Corp. (C)	568	14,542
Exco Technologies, Ltd.	1,500	10,974
Extendicare, Inc. (C)	6,230	37,091
Fiera Capital Corp.	3,035	29,324
Firm Capital Mortgage Investment Corp.	1,100	11,233
First Majestic Silver Corp. (B)(C)	10,281	58,344
First Mining Gold Corp. (B)(C)	39,000	10,115
First National Financial Corp. (C)	700	15,771
FirstService Corp.	1,800	152,080
Fission Uranium Corp. (B)	19,500	10,266
Fortuna Silver Mines, Inc. (B)	16,967	74,087
Freehold Royalties, Ltd.	5,629	48,548
Gamehost, Inc.	100	898
Genworth MI Canada, Inc. (C)	2,488	82,038
Gibson Energy, Inc.	7,398	116,957
Glacier Media, Inc. (B)	6,100	3,448
Gluskin Sheff + Associates, Inc. (C)	2,500	28,878
GMP Capital, Inc.	3,026	5,341
goeasy, Ltd.	672	26,580
Golden Star Resources, Ltd. (B)	25,056	18,429
Gran Tierra Energy, Inc. (B)	34,066	129,760
Granite Oil Corp. (C)	1,167	1,662
Great Canadian Gaming Corp. (B)	5,900	211,489
Great Panther Silver, Ltd. (B)	14,100	12,117
Guardian Capital Group, Ltd., Class A	600	11,776
Guyana Goldfields, Inc. (B)	11,400	25,154
Hanfeng Evergreen, Inc. (A)(B)	200	1
Heroux-Devtek, Inc. (B)	2,700	32,359
High Liner Foods, Inc. (C)	1,773	11,050
Home Capital Group, Inc. (B)(C)	5,679	65,951
Horizon North Logistics, Inc. (C)	8,109	18,520
Hudbay Minerals, Inc.	18,257	92,441
Hudson’s Bay Company (C)	6,300	47,312
IAMGOLD Corp. (B)	33,319	122,530
Imperial Metals Corp. (B)	4,600	7,016
Innergex Renewable Energy, Inc.	7,800	78,383
Interfor Corp. (B)	3,520	52,106
International Tower Hill Mines, Ltd. (B)	2,300	1,068
Intertape Polymer Group, Inc.	5,900	87,565
Ivanhoe Mines, Ltd., Class A (B)	9,700	20,652
Jamieson Wellness, Inc.	1,100	22,704
Just Energy Group, Inc. (C)	5,840	18,131
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	17,810
Kelt Exploration, Ltd. (B)	10,445	68,008

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinaxis, Inc. (B)	1,068	$80,312
Kingsway Financial Services, Inc. (B)	425	1,185
Kirkland Lake Gold, Ltd.	7,862	149,005
Knight Therapeutics, Inc. (B)	9,400	59,821
Labrador Iron Ore Royalty Corp. (C)	3,218	70,058
Largo Resources, Ltd. (B)	7,800	21,921
Lassonde Industries, Inc., Class A	200	36,624
Laurentian Bank of Canada (C)	4,014	132,386
Leon’s Furniture, Ltd.	1,883	25,672
Linamar Corp.	500	23,036
Lucara Diamond Corp. (C)	25,184	42,115
Lundin Gold, Inc. (B)(C)	2,800	10,470
Magellan Aerospace Corp.	900	12,647
Major Drilling Group
International, Inc. (B)	6,800	25,533
Mandalay Resources Corp. (B)(C)	9,500	1,066
Maple Leaf Foods, Inc.	2,921	70,241
Martinrea International, Inc.	8,493	86,728
Medical Facilities Corp. (C)	2,104	23,375
MEG Energy Corp. (B)	18,588	115,559
Mitel Networks Corp. (B)	7,200	79,266
Morguard Corp.	400	56,006
Morneau Shepell, Inc.	3,098	64,927
Mountain Province Diamonds, Inc.	6,800	14,320
MTY Food Group, Inc.	1,942	96,600
Mullen Group, Ltd.	7,082	84,163
Nevsun Resources, Ltd.	32,430	143,866
New Gold, Inc. (B)	54,815	43,287
NFI Group, Inc. (C)	2,279	88,697
Norbord, Inc.	972	32,208
North American Construction
Group, Ltd.	2,100	20,485
Northland Power, Inc. (C)	6,859	115,233
NuVista Energy, Ltd. (B)	15,505	90,030
Obsidian Energy, Ltd. (B)	47,519	44,515
Osisko Gold Royalties, Ltd.	7,495	56,866
Painted Pony Energy, Ltd. (B)(C)	7,448	18,913
Pan American Silver Corp.	13,800	203,424
Paramount Resources, Ltd.,
Class A (B)(C)	8,573	100,422
Parex Resources, Inc. (B)	9,416	160,013
Parkland Fuel Corp. (C)	4,934	165,823
Pason Systems, Inc.	3,936	59,696
Pengrowth Energy Corp. (B)(C)	37,750	32,733
PHX Energy Services Corp. (B)	1,500	3,670
Pizza Pizza Royalty Corp.	1,729	12,797
Polaris Infrastructure, Inc.	1,500	13,506
PolyMet Mining Corp. (B)(C)	11,854	12,206
Precision Drilling Corp. (B)	21,659	74,787
Premier Gold Mines, Ltd. (B)(C)	4,127	5,591
Premium Brands Holdings Corp.	1,400	102,134
Pretium Resources, Inc. (B)	3,600	27,370
Pulse Seismic, Inc. (C)	2,882	5,154
Quarterhill, Inc.	9,800	13,733
Questerre Energy Corp., Class A (B)(C)	19,444	7,376
Recipe Unlimited Corp.	1,300	29,278
Reitmans Canada, Ltd., Class A	3,200	10,480
Richelieu Hardware, Ltd.	3,200	74,076
Rocky Mountain Dealerships, Inc.	100	794
Rogers Sugar, Inc. (C)	6,474	27,768
Roxgold, Inc. (B)(C)	19,200	12,189
Russel Metals, Inc.	4,789	99,365
Sabina Gold & Silver Corp. (B)(C)	20,475	19,022
Sandstorm Gold, Ltd. (B)(C)	16,231	60,443
Savaria Corp.	2,300	35,596
Seabridge Gold, Inc. (B)(C)	1,222	15,809
Secure Energy Services, Inc.	12,954	84,846
SEMAFO, Inc. (B)	35,078	82,559
ShawCor, Ltd.	4,173	79,767
Sienna Senior Living, Inc. (C)	1,555	20,611
Sierra Wireless, Inc. (B)(C)	4,300	86,656
Sleep Country Canada Holdings, Inc. (D)	2,813	62,809
Sprott, Inc. (C)	13,300	30,994
SSR Mining, Inc. (B)	8,562	74,441
Stantec, Inc.	4,122	102,535
Stella-Jones, Inc.	2,800	93,734
STEP Energy Services, Ltd. (B)(C)(D)	2,600	11,655
Storm Resources, Ltd. (B)	2,200	4,667
Stornoway Diamond Corp. (B)	23,000	6,945
Stuart Olson, Inc.	1,600	7,061
SunOpta, Inc. (B)	5,608	41,116
Superior Plus Corp.	9,057	88,912
Surge Energy, Inc. (C)	21,600	44,315
Tamarack Valley Energy, Ltd. (B)	11,685	45,504
Taseko Mines, Ltd. (B)	16,100	12,714
Teranga Gold Corp. (B)	6,581	18,240
Tervita Corp. (B)	616	4,249
TFI International, Inc.	5,885	213,594
The Descartes Systems Group, Inc. (B)	3,600	122,104
The Intertain Group, Ltd. (B)	1,200	11,799
The North West Company, Inc.	2,606	56,734
Theratechnologies, Inc. (B)	2,700	18,144
Timbercreek Financial Corp.	6,000	43,433
TLC Vision Corp. (B)	3,400	1
TMAC Resources, Inc. (B)(C)	2,100	7,625
TMX Group, Ltd.	1,873	125,708
TORC Oil & Gas, Ltd.	13,180	67,448
Toromont Industries, Ltd.	1,354	69,993
Torstar Corp., Class B	6,600	6,898
Total Energy Services, Inc.	3,132	26,333
TransAlta Corp.	24,882	140,047
TransAlta Renewables, Inc. (C)	6,998	62,306
Transcontinental, Inc., Class A (C)	7,683	136,214
TransGlobe Energy Corp.	5,600	18,686
Trevali Mining Corp. (B)	37,134	20,987
Trican Well Service, Ltd. (B)	26,009	46,515
Tricon Capital Group, Inc.	8,268	69,644
Trinidad Drilling, Ltd. (B)(C)	25,319	36,264
Uni-Select, Inc.	3,401	57,901
Valener, Inc. (C)	3,089	45,654
Vecima Networks, Inc.	479	3,430
Wajax Corp.	1,300	26,289
Wesdome Gold Mines, Ltd. (B)	8,000	21,925
Western Energy Services Corp. (B)	3,316	2,105
Western Forest Products, Inc.	25,850	42,228
Westshore Terminals Investment Corp.	2,989	62,110
Whitecap Resources, Inc.	15,868	96,315
Winpak, Ltd.	1,577	58,165
Yamana Gold, Inc.	34,733	86,587
Yangarra Resources, Ltd. (B)	7,331	27,357
Yellow Pages, Ltd. (B)(C)	200	1,347
ZCL Composites, Inc.	3,500	19,754
Zenith Capital Corp. (A)(B)	1,700	290
		12,134,561
China - 0.1%
FIH Mobile, Ltd. (B)(C)	195,000	22,329
Goodbaby International Holdings, Ltd.	71,000	28,406
Microport Scientific Corp. (C)	28,000	37,032
TK Group Holdings, Ltd.	26,000	16,374
		104,141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark - 2.3%
ALK-Abello A/S (B)	491	$81,946
Alm Brand A/S	6,541	55,876
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S	8,117	194,824
Bang & Olufsen A/S (B)	2,596	59,945
Bavarian Nordic A/S (B)(C)	2,241	59,073
D/S Norden A/S (B)	2,246	34,091
Dfds A/S	2,262	111,875
FLSmidth & Company A/S	2,430	151,104
GN Store Nord A/S	8,454	411,510
H+H International A/S, Class B (B)(C)	1,146	20,901
IC Group A/S (C)	807	7,895
ISS A/S	4,424	155,430
Jeudan A/S	76	11,531
Jyske Bank A/S	3,410	165,118
Lan & Spar Bank A/S	225	16,045
Matas A/S	1,126	11,009
Nilfisk Holding A/S (B)	2,134	108,802
NKT A/S (B)(C)	2,134	55,352
NNIT A/S (D)	479	13,291
Per Aarsleff Holding A/S	1,380	52,182
Ringkjoebing Landbobank A/S	1,650	87,338
Rockwool International A/S	81	28,761
Rockwool International A/S, B Shares	501	214,370
Royal Unibrew A/S	3,087	254,107
RTX A/S	752	21,026
Santa Fe Group A/S (B)	800	2,114
Scandinavian Tobacco Group A/S (D)	1,396	21,394
Schouw & Company A/S	1,093	90,651
SimCorp A/S	2,671	231,057
Solar A/S, B Shares	410	25,641
Spar Nord Bank A/S	7,501	69,559
Sydbank A/S	4,912	144,411
Topdanmark A/S	2,474	113,072
United International Enterprises	128	28,689
Vestjysk Bank A/S (B)	23,113	7,517
Zealand Pharma A/S (B)	1,273	20,830
		3,138,337
Finland - 2.7%
Aktia Bank OYJ	2,328	24,741
Alma Media OYJ	2,502	18,533
Amer Sports OYJ (B)	9,154	374,066
Apetit OYJ	696	8,871
Atria OYJ	1,021	10,995
BasWare OYJ (B)	538	22,255
Bittium OYJ	2,708	19,500
Cargotec OYJ, B Shares	2,603	116,860
Caverion OYJ (B)	6,387	50,993
Citycon OYJ	27,617	57,608
Cramo OYJ	2,993	67,520
Elisa OYJ	5,301	224,732
Ferratum OYJ	459	8,006
Finnair OYJ	4,081	33,958
Fiskars OYJ ABP	3,218	65,957
F-Secure OYJ	7,159	25,851
HKScan OYJ, A Shares	316	800
Huhtamaki OYJ	5,823	186,529
Ilkka-Yhtyma OYJ	1,535	5,422
Kemira OYJ	8,860	119,328
Kesko OYJ, A Shares	690	36,176
Kesko OYJ, B Shares	4,517	245,052
Konecranes OYJ	3,667	140,152
Lassila & Tikanoja OYJ	1,929	36,281
Lehto Group OYJ	1,159	10,788
Metsa Board OYJ	17,392	175,739
Metso OYJ	6,038	213,698
Nokian Renkaat OYJ	7,620	311,900
Olvi OYJ, A Shares	1,172	38,825
Oriola OYJ, B Shares	9,290	30,450
Orion OYJ, Class A	1,226	46,197
Orion OYJ, Class B	3,398	128,605
Outokumpu OYJ	19,116	112,105
Outotec OYJ (B)	11,167	73,039
Pihlajalinna OYJ	1,193	14,942
Ponsse OYJ	543	18,823
Poyry OYJ	2,864	25,199
Raisio OYJ, V Shares	8,267	27,003
Ramirent OYJ	4,765	38,462
Rapala VMC OYJ	2,298	9,558
Revenio Group OYJ	643	11,641
Sanoma OYJ	4,712	46,367
Stockmann OYJ ABP, B Shares (B)	2,666	12,040
Technopolis OYJ	10,914	59,144
Tieto OYJ	3,335	103,004
Tikkurila OYJ	2,646	41,431
Tokmanni Group Corp.	3,550	30,964
Uponor OYJ	3,834	50,089
Vaisala OYJ, A Shares	952	20,551
Valmet OYJ	6,258	139,392
YIT OYJ	10,171	71,205
		3,761,347
France - 4.0%
ABC arbitrage	1,818	13,177
Air France-KLM (B)	9,948	103,681
AKWEL	725	15,293
Albioma SA	1,912	43,732
Altamir (C)	752	13,527
Alten SA	1,463	150,503
Altran Technologies SA	13,470	116,814
APRIL SA	1,212	18,153
Assystem	1,078	36,346
Aubay	399	18,331
Axway Software SA	531	10,159
Bastide le Confort Medical (C)	256	11,176
Beneteau SA	2,042	32,829
Boiron SA	604	40,662
Bonduelle SCA	1,027	32,243
Burelle SA	15	22,038
Casino Guichard Perrachon SA (C)	2,995	126,049
Cegedim SA (B)	186	5,959
CGG SA (B)	12,038	33,602
Chargeurs SA	1,176	28,846
Cie des Alpes	874	30,366
Cie Plastic Omnium SA	2,780	104,820
Coface SA	7,024	66,628
Derichebourg SA	4,346	23,192
Devoteam SA	469	60,090
Edenred	5,758	219,423
Electricite de Strasbourg SA	81	10,632
Elior Group SA (D)	4,020	62,249
Elis SA	3,570	84,054
Eramet	720	76,059
Etablissements Maurel et Prom (B)	1,561	9,934
Europcar Mobility Group (C)(D)	5,847	54,952
Eutelsat Communications SA	7,345	173,529
Exel Industries SA, A Shares	89	10,061
Fnac Darty SA (B)	1,390	109,609
Gaztransport Et Technigaz SA (C)	1,087	82,368
Getlink	9,439	120,582
GL Events (C)	868	19,718

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Groupe Crit	163	$13,419
Groupe Open	410	11,973
Guerbet	508	38,411
Haulotte Group SA	962	13,096
ID Logistics Group (B)	176	31,551
Imerys SA	946	69,857
Ingenico Group SA	2,775	210,986
IPSOS	2,286	69,994
Jacquet Metal Service	1,278	30,543
Kaufman & Broad SA (C)	1,086	50,964
Korian SA (C)	2,510	91,407
Lagardere SCA	7,152	220,241
Laurent-Perrier	110	14,072
Lectra	1,346	35,093
LISI	1,205	43,443
LNA Sante SA	511	31,693
Maisons du Monde SA (D)	1,340	39,083
Manitou BF SA	880	32,557
Manutan International	105	8,943
Mersen SA	1,171	41,196
Metropole Television SA	1,224	24,672
Neopost SA	2,259	68,606
Nexans SA (C)	2,031	63,851
Nexity SA	2,360	130,436
Nicox (B)(C)	3,009	22,453
NRJ Group	782	7,447
Oeneo SA	1,331	17,150
Onxeo SA (B)(C)	4,617	5,662
Parrot SA (B)(C)	1,788	9,766
Pierre & Vacances SA (B)	142	4,622
Plastivaloire	383	5,555
Rallye SA (C)	1,771	20,757
Recylex SA (B)(C)	1,058	9,869
Rexel SA	15,436	231,857
Robertet SA	135	84,646
Rothschild & Company	1,017	43,101
Rubis SCA	5,042	273,077
Sartorius Stedim Biotech	1,212	166,885
Savencia SA	372	28,331
Seche Environnement SA	335	10,467
Societe BIC SA	1,131	103,575
Societe pour l’Informatique Industrielle	438	13,619
SOITEC (B)	1,176	81,584
Solocal Group (B)(C)	36,459	42,335
Somfy SA	407	36,189
Sopra Steria Group	883	141,544
SPIE SA (C)	2,798	55,723
Ste Industrielle d’Aviation Latecoere
SA (B)	5,397	25,124
Stef SA	202	21,040
Synergie SA	557	21,029
Tarkett SA (C)	1,163	29,769
Technicolor SA (B)(C)	18,529	22,213
Television Francaise 1	2,504	26,444
Tessi SA (B)	58	9,291
Thermador Groupe	192	12,126
Trigano SA	463	50,636
Vallourec SA (B)(C)	19,754	116,071
Valneva SE (B)	1,912	8,348
Vetoquinol SA	56	3,339
Vicat SA	1,185	72,183
VIEL & Cie SA	6,040	34,719
Vilmorin & Cie SA	559	39,014
Virbac SA (B)	97	16,117
		5,501,150
Gabon - 0.0%
Total Gabon	20	3,581
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	55,631
Georgia Capital PLC (B)	2,491	36,281
		91,912
Germany - 5.8%
Aareal Bank AG	4,192	174,792
ADLER Real Estate AG	984	17,386
ADO Properties SA (D)	1,657	99,285
ADVA Optical Networking SE (B)	2,463	19,289
AIXTRON SE (B)	3,257	32,914
Allgeier SE	498	19,418
Amadeus Fire AG	346	39,190
Aurubis AG	2,413	168,401
Basler AG	54	10,258
Bauer AG	959	18,158
BayWa AG	1,025	34,116
Bechtle AG	1,842	186,987
Bertrandt AG	394	36,385
Bijou Brigitte AG	340	15,345
Bilfinger SE	2,311	116,587
Borussia Dortmund GmbH &
Company KGaA	5,769	51,341
CANCOM SE	2,262	102,070
Carl Zeiss Meditec AG	1,671	140,460
CECONOMY AG	5,992	42,360
CENIT AG	446	8,556
CENTROTEC Sustainable AG	291	4,489
Cewe Stiftung & Company KGaA	503	41,839
comdirect bank AG	2,610	33,453
CompuGroup Medical SE	1,153	66,501
CropEnergies AG	1,544	8,293
CTS Eventim AG & Company KGaA	3,354	150,370
Delticom AG	491	4,938
Deutsche Beteiligungs AG	829	34,063
Deutsche EuroShop AG	2,434	78,775
Deutsche Pfandbriefbank AG (D)	6,691	100,021
Deutz AG	7,001	62,277
DIC Asset AG	4,984	54,859
DMG Mori AG	1,737	88,942
Dr. Hoenle AG	214	19,009
Draegerwerk AG & Company KGaA	82	4,896
Duerr AG	3,200	143,901
Eckert & Ziegler AG	402	20,731
Elmos Semiconductor AG	1,271	26,859
ElringKlinger AG	2,576	28,550
Fielmann AG	1,556	93,625
First Sensor AG	676	14,105
Freenet AG	8,192	196,669
FUCHS PETROLUB SE	634	31,255
Gerresheimer AG	1,930	162,934
Gerry Weber International AG (B)	2,449	7,955
Gesco AG	885	32,009
GFT Technologies SE	961	12,789
GRENKE AG	852	101,266
H&R GmbH & Company KGaA	1,324	11,937
Hamburger Hafen und Logistik AG	2,218	52,070
Heidelberger Druckmaschinen AG (B)	18,003	48,092
Hella GmbH & Company KGaA	1,541	85,880
Hornbach Baumarkt AG	249	7,598
HUGO BOSS AG	3,327	255,963
Indus Holding AG	1,395	86,601
Isra Vision AG	1,060	53,288
Jenoptik AG	3,695	136,144
K+S AG	12,004	251,735

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Kloeckner & Company SE	5,538	$63,947
Koenig & Bauer AG	912	55,048
Krones AG	1,001	104,968
KWS Saat SE	137	52,884
LANXESS AG	2,923	213,813
LEG Immobilien AG	3,075	365,450
Leifheit AG	437	9,196
Leoni AG	2,398	98,585
Manz AG (B)	233	9,850
Medigene AG (B)	760	10,601
METRO AG	591	9,257
MLP SE	5,864	37,366
Nemetschek SE	1,243	181,709
Nexus AG	866	26,844
Nordex SE (B)	4,553	48,941
Norma Group SE	2,215	141,483
OHB SE	399	15,425
OSRAM Licht AG	2,844	112,927
Paragon GmbH & Co KGaA	209	9,062
PATRIZIA Immobilien AG	3,146	60,408
Pfeiffer Vacuum Technology AG	467	69,256
PNE AG	4,544	14,666
PSI Software AG	815	14,845
Puma SE	106	52,301
QSC AG	6,549	12,168
Rational AG	76	55,016
Rheinmetall AG	2,634	275,332
RHOEN-KLINIKUM AG	2,480	63,760
RIB Software SE	1,641	34,709
Rocket Internet SE (B)(D)	2,902	90,824
SAF-Holland SA (C)	4,007	60,502
Salzgitter AG	2,631	131,269
Scout24 AG (D)	1,049	48,859
SGL Carbon SE (B)	1,013	11,080
SHW AG	14	473
Siltronic AG	1,001	122,413
Sixt SE	1,086	134,898
SMA Solar Technology AG	916	21,472
Software AG	3,302	150,337
STRATEC Biomedical AG	407	30,557
Stroeer SE & Company KGaA	1,721	98,318
Suedzucker AG	5,201	69,150
SUESS MicroTec SE (B)	2,259	36,722
Surteco Group SE	496	12,606
TAG Immobilien AG	6,757	160,995
Takkt AG	2,476	39,193
Technotrans SE	184	7,047
Tele Columbus AG (B)(D)	1,029	2,965
TLG Immobilien AG	3,797	99,223
Tom Tailor Holding SE (B)	3,037	14,180
Traffic Systems SE	106	2,038
Uniper SE	3,385	104,206
Vossloh AG	859	44,708
VTG AG	729	44,575
Wacker Neuson SE	2,553	65,395
Washtec AG	850	74,594
Wuestenrot & Wuerttembergische AG	1,566	35,686
XING SE	155	52,976
		7,935,057
Gibraltar - 0.0%
888 Holdings PLC	12,231	31,755
Greece - 0.0%
Alapis Holding Industrial & Commercial
SA (A)(B)	3,303	157
TT Hellenic Postbank SA (A)(B)	12,594	0
		157
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (B)	6,099	3,021
Hong Kong - 2.6%
Agritrade Resources, Ltd. (C)	130,000	28,565
Allied Group, Ltd.	6,000	35,277
Allied Properties HK, Ltd.	160,000	34,975
APAC Resources, Ltd.	10,264	1,709
APT Satellite Holdings, Ltd.	32,250	11,613
Asia Financial Holdings, Ltd.	26,000	16,151
Asia Satellite Telecommunications
Holdings, Ltd.	2,500	1,952
Associated International Hotels, Ltd.	28,000	82,210
BOE Varitronix, Ltd.	18,000	5,981
Bonjour Holdings, Ltd. (B)	162,800	4,800
Bright Smart Securities & Commodities
Group, Ltd.	26,000	5,412
Brightoil Petroleum
Holdings, Ltd. (A)(B)	117,000	14,572
Brockman Mining, Ltd. (B)	740,840	16,463
Burwill Holdings, Ltd. (B)	292,000	7,483
Cafe de Coral Holdings, Ltd.	26,000	59,400
Camsing International Holding, Ltd. (B)	16,000	13,841
Chen Hsong Holdings	10,000	2,934
Cheuk Nang Holdings, Ltd.	3,266	1,977
China Energy Development
Holdings, Ltd. (B)	634,000	9,475
China Goldjoy Group, Ltd.	596,000	34,255
China LNG Group, Ltd. (B)(C)	76,000	11,249
China Medical & HealthCare
Group, Ltd. (B)	470,000	15,254
China Shandong Hi-Speed Financial
Group, Ltd. (B)	438,000	13,956
China Solar Energy
Holdings, Ltd. (A)(B)	42,500	977
China Strategic Holdings, Ltd. (B)	885,000	8,027
Chinese Estates Holdings, Ltd.	22,000	25,391
Chong Hing Bank, Ltd.	10,000	18,013
Chow Sang Sang Holdings
International, Ltd.	22,000	43,201
Chuang’s Consortium International, Ltd.	30,948	6,475
CITIC Telecom International
Holdings, Ltd.	112,000	38,157
CK Life Sciences International
Holdings, Inc. (C)	282,000	17,361
CP Lotus Corp. (B)	220,000	2,959
CSI Properties, Ltd.	245,066	11,413
CST Group, Ltd. (B)	2,210,240	7,340
Dah Sing Banking Group, Ltd.	29,600	59,434
Dah Sing Financial Holdings, Ltd.	10,920	69,857
Dickson Concepts International, Ltd.	29,000	13,005
Digital Domain Holdings, Ltd. (B)	530,000	7,240
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Capital Group, Ltd.	192,000	9,701
Emperor Entertainment Hotel, Ltd.	40,000	7,660
Emperor International Holdings, Ltd.	97,333	25,682
Enerchina Holdings, Ltd.	204,000	10,796
Esprit Holdings, Ltd. (B)(C)	117,900	28,314
Fairwood Holdings, Ltd.	3,500	12,241
Far East Consortium International, Ltd.	102,809	54,110
First Pacific Company, Ltd.	92,000	45,362
Freeman FinTech Corp., Ltd. (B)	320,000	3,230
Future Bright Holdings, Ltd. (C)	6,000	681
Get Nice Holdings, Ltd.	591,000	18,793

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Giordano International, Ltd.	82,000	$41,113
Global Brands Group
Holding, Ltd. (B)(C)	304,000	15,873
Glorious Sun Enterprises, Ltd.	96,000	10,690
Gold-Finance Holdings, Ltd. (B)(C)	62,000	14,110
Great Eagle Holdings, Ltd.	7,000	34,965
G-Resources Group, Ltd. (B)	2,014,800	16,995
Guotai Junan International
Holdings, Ltd. (C)	207,000	36,181
Haitong International Securities
Group, Ltd.	110,713	38,703
Hang Fung Gold Technology, Ltd. (A)(B)	90,000	0
Hang Lung Group, Ltd.	8,000	21,307
Hanison Construction Holdings, Ltd.	27,441	5,046
Harbour Centre Development, Ltd.	38,000	72,014
HKBN, Ltd.	49,000	83,938
HKR International, Ltd.	51,920	25,126
Hong Kong Aircraft Engineering
Company, Ltd.	2,000	17,834
Hong Kong Ferry Holdings
Company, Ltd.	29,000	32,044
Hong Kong International Construction
Investment Management Group
Company, Ltd.	36,000	8,315
Hongkong Chinese, Ltd.	66,000	8,727
Hopewell Holdings, Ltd.	29,500	97,097
Hsin Chong Group
Holdings, Ltd. (A)(B)(C)	170,000	7,601
Hutchison Telecommunications
Hong Kong Holdings, Ltd. (C)	136,000	53,717
Imagi International Holdings, Ltd. (B)	3,984	863
IT, Ltd.	44,601	24,057
Johnson Electric Holdings, Ltd.	20,500	57,885
Kerry Logistics Network, Ltd.	36,000	60,153
Kingston Financial Group, Ltd.	38,000	10,123
Kowloon Development
Company, Ltd. (C)	22,000	23,649
Lai Sun Development Company, Ltd.	15,320	22,371
Landing International
Development, Ltd. (B)	75,600	24,430
Lifestyle International Holdings, Ltd.	37,500	73,539
Lippo China Resources, Ltd.	36,000	983
Liu Chong Hing Investment, Ltd.	16,000	24,281
Luk Fook Holdings International, Ltd.	21,000	73,070
Man Wah Holdings, Ltd.	89,600	53,637
Mandarin Oriental International, Ltd.	8,000	16,397
Mason Group Holdings, Ltd. (B)	1,548,800	28,170
Melco International Development, Ltd.	17,000	33,843
Midland Holdings, Ltd.	48,000	12,817
Midland IC&I, Ltd. (B)	24,000	904
Miramar Hotel & Investment	15,000	28,204
Nameson Holdings, Ltd.	62,000	8,335
New Times Energy Corp., Ltd. (B)	59,175	996
NewOcean Energy Holdings, Ltd. (B)	66,000	20,451
OP Financial, Ltd.	32,000	11,186
Pacific Andes International
Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	69,980
Pacific Textiles Holdings, Ltd.	51,000	43,469
Paliburg Holdings, Ltd.	46,000	18,029
Paradise Entertainment, Ltd. (B)	52,000	5,644
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Pico Far East Holdings, Ltd.	60,000	23,644
Playmates Holdings, Ltd.	78,000	10,159
Playmates Toys, Ltd.	8,000	706
Polytec Asset Holdings, Ltd.	150,000	14,368
PYI Corp., Ltd. (B)	372,000	6,266
Realord Group Holdings, Ltd. (B)(C)	36,000	19,957
Regal Hotels International Holdings, Ltd.	36,000	19,736
Regina Miracle International
Holdings, Ltd. (D)	17,000	11,626
Sa Sa International Holdings, Ltd.	59,288	32,852
SEA Holdings, Ltd. (C)	19,268	26,228
Shenwan Hongyuan HK, Ltd.	20,000	4,522
Shun Tak Holdings, Ltd.	130,250	45,419
Singamas Container Holdings, Ltd.	114,000	17,146
SITC International Holdings
Company, Ltd.	64,000	51,727
Sitoy Group Holdings, Ltd.	14,000	4,209
SmarTone Telecommunications
Holdings, Ltd.	31,500	41,952
SOCAM Development, Ltd. (B)	3,892	1,056
Solartech International
Holdings, Ltd. (B)(C)	220,000	26,788
South China Holdings Company, Ltd. (B)	640,000	16,703
Stella International Holdings, Ltd. (C)	34,500	30,683
Summit Ascent Holdings, Ltd. (B)(C)	90,000	9,059
Sun Hung Kai & Company, Ltd.	45,000	23,010
TAI Cheung Holdings, Ltd.	46,000	47,010
Tao Heung Holdings, Ltd.	14,000	2,468
Television Broadcasts, Ltd.	19,100	54,252
Texwinca Holdings, Ltd. (C)	60,000	23,653
The Cross-Harbour Holdings, Ltd.	19,716	32,741
The Hongkong & Shanghai Hotels, Ltd.	45,500	63,727
The United Laboratories International
Holdings, Ltd.	42,000	37,113
TOM Group, Ltd. (B)	52,000	13,101
Town Health International Medical
Group, Ltd. (A)(B)(C)	264,000	23,269
Tradelink Electronic Commerce, Ltd.	50,000	7,650
Transport International Holdings, Ltd.	19,200	50,295
Trinity, Ltd. (B)	74,000	4,148
Upbest Group, Ltd.	164,000	22,169
Value Partners Group, Ltd.	51,000	40,578
Victory City International Holdings, Ltd.	113,060	1,717
Vitasoy International Holdings, Ltd.	34,000	115,947
VSTECS Holdings, Ltd.	45,200	23,652
VTech Holdings, Ltd.	6,900	79,644
Wai Kee Holdings, Ltd.	46,000	22,802
We Solutions, Ltd. (B)(C)	56,000	7,147
Wing On Company
International, Ltd. (C)	4,000	14,095
Wing Tai Properties, Ltd.	86,000	64,311
Yugang International, Ltd.	312,000	8,088
Yunfeng Financial Group, Ltd. (B)	20,000	10,219
		3,571,398
Ireland - 0.5%
C&C Group PLC	19,897	76,770
FBD Holdings PLC	1,839	21,632
Glanbia PLC	5,573	96,196
Grafton Group PLC	12,401	122,365
Greencore Group PLC	67,250	162,257
Hostelworld Group PLC (D)	3,022	8,706
IFG Group PLC	8,615	15,585
Irish Continental Group PLC	6,583	39,811
Kingspan Group PLC	1,477	68,768
Smurfit Kappa Group PLC	2,327	92,096
UDG Healthcare PLC	4,149	36,739
		740,925

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Isle of Man - 0.1%
Hansard Global PLC	6,816	$5,077
Playtech PLC	12,183	77,322
		82,399
Israel - 0.8%
ADO Group, Ltd. (B)	940	20,362
Africa Israel Properties, Ltd. (B)	558	13,867
Airport City, Ltd. (B)	5,177	63,159
Alony Hetz Properties &
Investments, Ltd.	1,333	14,001
Alrov Properties and Lodgings, Ltd.	399	12,560
Amot Investments, Ltd.	4,144	21,948
Bayside Land Corp.	50	23,282
Big Shopping Centers, Ltd.	168	11,761
Blue Square Real Estate, Ltd.	215	8,062
Cellcom Israel, Ltd. (B)	1,966	13,492
Cellcom Israel, Ltd. (New York Stock
Exchange) (B)	825	5,602
Clal Biotechnology Industries, Ltd. (B)	3,950	3,708
Clal Insurance Enterprises
Holdings, Ltd. (B)	1,200	22,662
Compugen, Ltd. (B)	1,251	4,505
Delek Automotive Systems, Ltd.	1,858	10,061
Delek Group, Ltd.	93	15,676
Delta Galil Industries, Ltd.	618	18,278
El Al Israel Airlines (B)	24,289	6,638
Electra, Ltd.	139	34,338
First International Bank of Israel, Ltd.	2,114	47,713
Formula Systems 1985, Ltd.	549	23,114
Gilat Satellite Networks, Ltd. (B)	215	1,881
Hadera Paper, Ltd.	244	19,396
Harel Insurance Investments & Financial
Services, Ltd.	7,935	60,982
Hilan, Ltd.	485	12,075
IDI Insurance Company, Ltd.	440	27,100
Industrial Buildings Corp., Ltd. (B)	8,157	11,404
Inrom Construction Industries, Ltd.	2,183	8,219
Israel Discount Bank, Ltd., Class A	1	3
Jerusalem Oil Exploration (B)	540	33,200
Kamada, Ltd. (B)	1,616	9,973
Matrix IT, Ltd.	2,095	25,033
Maytronics, Ltd.	1,808	11,705
Mazor Robotics, Ltd. (B)	1,829	53,268
Melisron, Ltd.	701	30,415
Menora Mivtachim Holdings, Ltd.	1,766	20,027
Migdal Insurance & Financial
Holding, Ltd.	13,577	15,037
Mivtach Shamir Holdings, Ltd.	397	7,804
Naphtha Israel Petroleum Corp., Ltd. (B)	2,030	13,817
Nova Measuring Instruments, Ltd. (B)	1,205	31,937
Oil Refineries, Ltd.	58,895	29,233
Partner Communications
Company, Ltd. (B)	9,878	51,874
Paz Oil Company, Ltd.	378	59,129
Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd.	449	21,188
Scope Metals Group, Ltd.	377	11,092
Shapir Engineering and Industry, Ltd.	7,076	24,878
Shikun & Binui, Ltd. (B)	10,724	22,077
Shufersal, Ltd.	7,353	47,013
SodaStream International, Ltd. (B)	20	2,844
Summit Real Estate Holdings, Ltd.	2,363	22,371
The Phoenix Holdings, Ltd.	2,821	17,048
		1,096,812
Italy - 4.2%
A2A SpA	88,577	153,613
ACEA SpA	4,062	60,818
Amplifon SpA	7,841	173,841
Anima Holding SpA (D)	6,505	31,875
Ansaldo STS SpA (B)	3,687	52,411
Aquafil SpA	969	13,733
Arnoldo Mondadori Editore SpA (B)	12,613	21,841
Ascopiave SpA	7,647	26,921
Astaldi SpA (B)(C)	4,499	4,156
Autogrill SpA	6,422	65,542
Avio SpA	877	13,016
Azimut Holding SpA (C)	7,368	110,759
Banca Generali SpA	2,758	71,033
Banca IFIS SpA	1,607	36,097
Banca Mediolanum SpA	11,541	78,274
Banca Popolare di Sondrio SCPA	28,436	108,187
Banca Profilo SpA	24,032	5,207
Banco BPM SpA (B)(C)	75,038	184,274
Biesse SpA	835	29,629
BPER Banca (C)	36,058	166,310
Brembo SpA	9,683	126,614
Brunello Cucinelli SpA	1,738	67,626
Buzzi Unicem SpA (C)	4,611	95,610
Cairo Communication SpA	4,712	17,019
Cementir Holding SpA	4,165	29,075
Cerved Group SpA	9,569	102,887
CIR-Compagnie Industriali Riunite SpA	30,338	34,595
Credito Emiliano SpA	6,238	40,840
Credito Valtellinese SpA (B)	504,336	63,110
Danieli & C Officine Meccaniche SpA	788	21,007
Datalogic SpA	981	35,453
De’ Longhi SpA	2,796	87,638
DeA Capital SpA (B)	4,665	6,865
DiaSorin SpA	1,678	176,373
Ei Towers SpA	1,086	71,702
Enav SpA (D)	13,939	67,872
ERG SpA	4,588	93,366
Esprinet SpA	3,554	15,697
Eurotech SpA (B)(C)	1,562	6,879
Falck Renewables SpA	9,073	19,542
Fila SpA (C)	1,063	21,577
Fincantieri SpA	36,827	59,625
FinecoBank Banca Fineco SpA	8,644	115,267
GEDI Gruppo Editoriale SpA (B)(C)	18,304	8,216
Geox SpA (C)	8,390	21,100
Gruppo MutuiOnline SpA	2,096	40,976
Hera SpA	55,199	171,657
IMA Industria Macchine
Automatiche SpA	816	68,255
IMMSI SpA (B)	6,756	3,707
Infrastrutture Wireless Italiane SpA (D)	6,091	45,083
Interpump Group SpA	4,776	156,238
Iren SpA	39,911	97,856
Italgas SpA	24,970	135,456
Italmobiliare SpA	1,654	39,867
Juventus Football Club SpA (B)	23,150	39,308
La Doria SpA	1,205	15,817
Leonardo SpA	3,006	36,130
Maire Tecnimont SpA	10,323	46,313
MARR SpA	2,608	76,357
Mediaset SpA (B)	25,890	80,746
Moncler SpA	4,941	212,598
OVS SpA (B)(D)	9,134	26,159
Parmalat SpA	8,933	29,402
Piaggio & C SpA	11,658	26,607

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Prima Industrie SpA	178	$6,030
Prysmian SpA	7,052	163,732
RAI Way SpA (D)	5,678	28,856
Reno de Medici SpA	15,969	17,727
Reply SpA	1,504	103,365
Retelit SpA	7,126	12,395
SAES Getters SpA	536	12,810
Safilo Group SpA (B)(C)	2,378	5,825
Saipem SpA (B)	36,733	225,691
Salini Impregilo SpA (C)	14,544	35,773
Salvatore Ferragamo SpA	2,121	50,683
Saras SpA	33,152	70,870
Sesa SpA	320	10,160
Societa Cattolica di Assicurazioni SC	11,261	96,665
Societa Iniziative Autostradali e
Servizi SpA	5,263	77,707
Sogefi SpA (B)	3,551	8,024
SOL SpA	2,802	33,543
Tamburi Investment Partners SpA	6,793	51,031
Technogym SpA (D)	4,738	57,999
Tod’s SpA (C)	590	40,156
TREVI - Finanziaria Industriale
SpA (B)(C)	9,838	3,442
Unione di Banche Italiane SpA (C)	63,162	252,769
Unipol Gruppo SpA	23,441	104,184
UnipolSai Assicurazioni SpA (C)	39,047	91,842
Zignago Vetro SpA	1,669	16,583
		5,739,486
Japan - 24.3%
Access Company, Ltd. (B)	2,300	20,498
Achilles Corp.	1,000	20,899
Adastria Company, Ltd.	1,820	24,316
ADEKA Corp.	5,700	97,847
Advan Company, Ltd.	1,000	8,663
Aeon Delight Company, Ltd.	600	21,897
Aeon Fantasy Company, Ltd.	400	14,903
Aeria, Inc.	700	5,067
Ai Holdings Corp.	1,900	44,000
Aichi Corp.	3,200	17,432
Aichi Steel Corp.	700	26,703
Aida Engineering, Ltd.	4,500	40,227
Aiful Corp. (B)(C)	12,200	36,596
Aiphone Company, Ltd.	1,300	19,514
Airport Facilities Company, Ltd.	1,200	6,897
Aisan Industry Company, Ltd.	2,500	21,738
Aizawa Securities Company, Ltd.	2,400	16,594
Akatsuki, Inc.	400	16,515
Akebono Brake Industry
Company, Ltd. (B)(C)	9,400	21,189
Albis Company, Ltd.	500	13,382
Alconix Corp. (C)	1,600	22,803
Alpen Company, Ltd.	1,100	19,504
Alpha Systems, Inc.	840	21,557
Alpine Electronics, Inc. (C)	3,300	61,996
Altech Corp.	1,000	22,483
Amano Corp.	3,300	68,953
Amuse, Inc.	800	22,803
Anest Iwata Corp.	1,800	17,964
Anicom Holdings, Inc.	1,300	43,021
AOI TYO Holdings, Inc.	1,200	15,163
AOKI Holdings, Inc.	3,100	42,387
Aoyama Trading Company, Ltd.	2,500	76,780
Arakawa Chemical Industries, Ltd.	1,400	23,759
Arata Corp.	700	35,102
Arcland Sakamoto Company, Ltd.	2,400	32,650
Arcland Service Holdings Company, Ltd.	1,000	18,913
Arcs Company, Ltd. (C)	2,625	71,171
Arealink Company, Ltd.	500	10,963
Argo Graphics, Inc.	500	21,758
Arisawa Manufacturing Company, Ltd.	2,900	24,847
Arrk Corp. (B)(C)	4,200	4,213
As One Corp.	400	29,879
Asahi Company, Ltd.	800	10,570
Asahi Diamond Industrial Company, Ltd.	3,900	27,474
Asahi Holdings, Inc.	1,800	32,898
ASAHI YUKIZAI CORP.	1,200	28,523
Asanuma Corp.	700	22,746
ASKA Pharmaceutical Company, Ltd.	1,600	22,046
ASKUL Corp.	1,000	30,028
Ateam, Inc.	800	13,651
Atom Corp. (C)	3,000	27,006
Atsugi Company, Ltd.	1,200	12,400
Autobacs Seven Company, Ltd.	4,300	73,785
Avex, Inc.	2,500	35,657
Axell Corp.	100	604
Axial Retailing, Inc.	800	28,588
Bando Chemical Industries, Ltd.	2,500	29,739
Bank of the Ryukyus, Ltd.	3,000	36,623
BayCurrent Consulting, Inc.	900	25,047
Belc Company, Ltd.	500	27,074
Bell System24 Holdings, Inc.	2,400	37,768
Belluna Company, Ltd.	2,100	24,816
Benefit One, Inc.	800	26,116
BML, Inc.	1,800	54,778
Bourbon Corp.	500	10,583
Broadleaf Company, Ltd.	4,500	32,473
BRONCO BILLY Company, Ltd.	600	19,509
Bunka Shutter Company, Ltd.	5,000	37,632
C Uyemura & Company, Ltd.	400	25,655
CAC Holdings Corp.	1,500	15,166
Can Do Company, Ltd.	900	13,871
Canon Electronics, Inc.	1,700	35,734
Carlit Holdings Company, Ltd.	2,100	18,550
Cawachi, Ltd.	900	18,295
Central Automotive Products, Ltd.	1,200	17,154
Central Glass Company, Ltd.	2,800	72,750
Central Security Patrols
Company, Ltd. (C)	300	13,329
Central Sports Company, Ltd.	600	22,414
Chilled & Frozen Logistics Holdings
Company, Ltd.	1,600	20,137
Chino Corp.	400	5,615
Chiyoda Company, Ltd.	800	15,767
Chiyoda Corp.	6,500	52,908
Chiyoda Integre Company, Ltd.	800	16,567
Chofu Seisakusho Company, Ltd.	1,700	39,110
Chori Company, Ltd.	1,200	22,106
Chubu Shiryo Company, Ltd.	2,000	27,465
Chudenko Corp.	1,900	43,322
Chuetsu Pulp & Paper Company, Ltd.	500	7,247
Chugai Mining Company, Ltd. (B)	25,400	4,471
Chugai Ro Company, Ltd. (C)	500	13,327
Chugoku Marine Paints, Ltd.	4,000	40,171
CI Takiron Corp.	3,000	16,406
Ci:z Holdings Company, Ltd.	1,200	44,395
Citizen Watch Company, Ltd.	13,100	86,326
CKD Corp.	3,300	42,351
Clarion Company, Ltd.	1,600	24,671
Cleanup Corp.	2,100	15,299
CMIC Holdings Company, Ltd.	1,200	24,195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
CMK Corp.	3,700	$28,312
cocokara fine, Inc.	1,140	73,130
COLOPL, Inc. (C)	4,600	29,837
Colowide Company, Ltd. (C)	1,400	35,820
Computer Engineering &
Consulting, Ltd.	1,800	43,945
Comture Corp.	500	19,179
CONEXIO Corp.	1,300	23,951
COOKPAD, Inc. (C)	1,800	7,221
Corona Corp.	300	3,364
Cosel Company, Ltd.	1,200	13,686
Create Restaurants Holdings, Inc. (C)	2,500	29,191
Create SD Holdings Company, Ltd.	1,100	28,628
CTS Company, Ltd.	1,900	12,788
Dai Nippon Toryo Company, Ltd.	1,200	13,897
Daibiru Corp.	3,400	35,887
Dai-Dan Company, Ltd.	1,000	25,191
Daido Metal Company, Ltd.	1,900	15,666
Daido Steel Company, Ltd.	1,400	67,978
Daidoh, Ltd.	2,000	6,987
Daihen Corp.	1,400	35,835
Daiho Corp.	1,200	34,015
Daiichi Jitsugyo Company, Ltd.	400	13,765
Daiichi Kigenso Kagaku-Kogyo
Company, Ltd.	1,800	21,884
Dai-ichi Seiko Company, Ltd.	500	7,256
Daiken Corp.	1,000	19,934
Daiken Medical Company, Ltd.	400	2,974
Daiki Aluminium Industry
Company, Ltd. (C)	3,000	20,509
Daikoku Denki Company, Ltd. (C)	800	12,503
Daikokutenbussan Company, Ltd.	300	11,778
Daikyo, Inc.	1,900	38,625
Daikyonishikawa Corp.	1,900	21,966
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	32,566
Daio Paper Corp. (C)	3,600	51,453
Daiseki Company, Ltd.	1,800	49,688
Daisyo Corp.	800	12,032
Daito Pharmaceutical Company, Ltd.	700	21,671
Daiwa Industries, Ltd.	2,000	21,864
Daiwabo Holdings Company, Ltd.	1,200	77,518
DCM Holdings Company, Ltd. (C)	6,500	59,061
Denki Kogyo Company, Ltd.	1,000	29,413
Denyo Company, Ltd.	900	14,789
Descente, Ltd.	2,300	48,238
Dexerials Corp.	3,500	35,574
Digital Arts, Inc.	700	32,889
Digital Hearts Holdings
Company, Ltd. (C)	900	13,461
Dip Corp. (C)	1,900	45,946
DKS Company, Ltd.	400	12,724
DMG Mori Company, Ltd.	4,000	66,810
Doshisha Company, Ltd.	1,700	35,244
Doutor Nichires Holdings Company, Ltd.	2,300	42,711
Dowa Holdings Company, Ltd. (C)	1,000	31,769
DTS Corp.	900	35,832
Duskin Company, Ltd.	2,100	51,239
DyDo Group Holdings, Inc.	700	35,053
Eagle Industry Company, Ltd.	2,200	28,661
Earth Corp.	900	43,241
EDION Corp.	5,000	55,906
eGuarantee, Inc.	2,400	26,153
E-Guardian, Inc.	900	22,420
Eiken Chemical Company, Ltd.	1,800	41,836
Eizo Corp.	1,100	49,724
Elecom Company, Ltd.	800	20,291
Elematec Corp.	700	16,544
Enigmo, Inc. (B)	1,200	19,745
en-japan, Inc.	800	40,147
Enplas Corp.	1,100	31,537
EPS Holdings, Inc.	1,800	38,360
eRex Company, Ltd.	1,900	17,492
ES-Con Japan, Ltd.	3,800	26,751
ESPEC Corp.	1,600	30,592
Excel Company, Ltd.	900	14,119
Exedy Corp.	1,900	62,973
F@N Communications, Inc.	2,000	12,244
FCC Company, Ltd.	2,200	66,145
Feed One Company, Ltd.	15,040	28,062
Ferrotec Holdings Corp.	2,600	25,282
FIDEA Holdings Company, Ltd.	21,400	32,214
Fields Corp. (C)	1,500	12,515
Financial Products Group
Company, Ltd. (C)	4,800	45,924
Fixstars Corp. (C)	2,000	28,056
Foster Electric Company, Ltd.	2,100	26,466
France Bed Holdings Company, Ltd.	2,200	18,952
Fronteo, Inc.	2,600	24,413
Fudo Tetra Corp.	1,080	20,038
Fuji Company, Ltd.	1,400	27,557
Fuji Corp. (C)	2,900	46,489
Fuji Corp., Ltd.	1,300	10,239
Fuji Kyuko Company, Ltd. (C)	900	29,432
Fuji Oil Company, Ltd.	4,400	18,649
Fuji Pharma Company, Ltd.	1,400	22,070
Fuji Seal International, Inc.	1,200	42,505
Fuji Soft, Inc.	1,800	91,082
Fujibo Holdings, Inc.	700	21,527
Fujicco Company, Ltd.	1,500	31,005
Fujikura Kasei Company, Ltd.	2,000	11,862
Fujikura, Ltd.	15,600	73,695
Fujimi, Inc.	500	12,990
Fujimori Kogyo Company, Ltd.	1,100	37,518
Fujio Food System Company, Ltd.	800	14,648
Fujisash Company, Ltd.	4,900	4,441
Fujita Kanko, Inc. (C)	300	9,042
Fujitec Company, Ltd.	4,000	53,624
Fujitsu Frontech, Ltd.	600	6,501
Fujitsu General, Ltd.	3,000	50,339
Fujiya Company, Ltd.	500	11,251
Fukuda Corp.	200	9,999
Fukui Computer Holdings, Inc.	700	13,544
Fukushima Industries Corp.	500	25,523
Fukuyama Transporting Company, Ltd.	1,400	60,543
FULLCAST Holdings Company, Ltd.	1,000	23,121
Funai Electric Company, Ltd. (B)	700	4,055
Funai Soken Holdings, Inc.	1,800	40,826
Furukawa Company, Ltd.	1,900	28,009
Furuno Electric Company, Ltd.	2,400	31,532
Fuso Chemical Company, Ltd.	1,000	23,765
Fuso Pharmaceutical Industries, Ltd.	500	13,010
Futaba Corp.	3,000	53,989
Futaba Industrial Company, Ltd.	3,400	24,927
Fuyo General Lease Company, Ltd.	1,400	85,105
Gakken Holdings Company, Ltd.	400	19,958
Gecoss Corp.	400	4,298
Genki Sushi Company, Ltd.	500	28,507
Genky DrugStores Company, Ltd.	700	26,983
Geo Holdings Corp. (C)	2,700	40,831

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Giken, Ltd. (C)	1,200	$31,846
GLOBERIDE, Inc. (C)	1,000	27,587
Glory, Ltd.	2,500	61,049
Godo Steel, Ltd. (C)	1,000	20,583
Goldcrest Company, Ltd.	990	16,166
Goldwin, Inc.	400	27,619
Gree, Inc.	6,100	28,776
GS Yuasa Corp.	2,600	64,019
G-Tekt Corp. (C)	1,200	19,854
Gun-Ei Chemical Industry
Company, Ltd.	400	11,788
GungHo Online Entertainment, Inc. (C)	13,800	28,399
Gunosy, Inc. (B)	900	15,851
Gunze, Ltd.	1,300	65,461
Gurunavi, Inc.	1,400	11,403
H2O Retailing Corp.	3,400	55,935
Hagihara Industries, Inc.	800	13,336
Hagiwara Electric Holdings
Company, Ltd.	500	14,914
Hakuto Company, Ltd.	1,300	18,234
Halows Company, Ltd.	600	14,440
Hamakyorex Company, Ltd.	1,000	36,305
Hanwa Company, Ltd.	2,400	79,820
Happinet Corp.	1,000	17,576
Harima Chemicals Group, Inc.	2,000	17,707
Hazama Ando Corp.	10,090	77,013
Heiwa Corp.	3,200	71,362
Heiwa Real Estate Company, Ltd.	2,800	49,498
Heiwado Company, Ltd.	2,000	53,709
Hibiya Engineering, Ltd.	1,500	26,026
Hiday Hidaka Corp.	2,302	46,304
HI-LEX CORP.	600	13,389
Hinokiya Group Company, Ltd.	300	7,846
Hioki EE Corp.	500	16,322
Hiramatsu, Inc. (C)	300	1,209
Hirano Tecseed Company, Ltd. (C)	1,100	19,936
Hirata Corp. (C)	800	57,590
HIS Company, Ltd.	1,400	46,810
Hisaka Works, Ltd.	2,000	21,091
Hitachi Zosen Corp.	11,700	48,915
Hochiki Corp.	1,500	21,976
Hodogaya Chemical Company, Ltd. (C)	700	21,245
Hogy Medical Company, Ltd.	1,500	51,710
Hokkaido Electric Power Company, Inc.	11,100	69,975
Hokkaido Gas Company, Ltd.	600	8,208
Hokkan Holdings, Ltd.	1,000	20,767
Hokuetsu Corp.	7,900	43,022
Hokuetsu Industries Company, Ltd.	2,000	23,955
Hokuhoku Financial Group, Inc.	4,500	63,241
Hokuriku Electric Power Company	9,000	92,205
Hokuto Corp.	1,600	27,343
H-One Company, Ltd.	1,000	12,427
Honeys Holdings Company, Ltd.	1,350	12,141
Hoosiers Holdings (C)	5,000	29,835
Hosiden Corp.	4,400	43,096
Hosokawa Micron Corp.	600	32,737
Ibiden Company, Ltd.	6,600	92,477
IBJ Leasing Company, Ltd.	1,900	50,824
Ichibanya Company, Ltd.	1,100	43,761
Ichigo, Inc.	9,400	35,244
Ichikoh Industries, Ltd.	2,300	20,179
Ichinen Holdings Company, Ltd.	1,900	24,944
Ichiyoshi Securities Company, Ltd.	2,800	29,098
Icom, Inc.	500	10,852
Idec Corp.	1,600	35,079
IDOM, Inc.	3,900	13,210
Iino Kaiun Kaisha, Ltd.	7,300	37,388
IJT Technology Holdings Company, Ltd.	1,200	7,925
Ikegami Tsushinki Company, Ltd.	400	4,746
Imasen Electric Industrial	1,700	17,890
Imuraya Group Company, Ltd.	300	8,988
Inaba Denki Sangyo Company, Ltd.	1,600	70,647
Inaba Seisakusho Company, Ltd.	200	2,489
Inabata & Company, Ltd.	3,000	46,123
Inageya Company, Ltd. (C)	1,500	22,550
Ines Corp.	1,900	21,916
Infocom Corp.	500	16,498
Infomart Corp.	5,100	66,355
Information Services
International-Dentsu, Ltd.	400	14,869
Intage Holdings, Inc.	3,100	28,366
Internet Initiative Japan, Inc.	1,300	26,367
Inui Global Logistics Company, Ltd.	875	7,068
Iriso Electronics Company, Ltd.	1,000	52,504
Iseki & Company, Ltd.	1,200	22,110
Ishihara Sangyo Kaisha, Ltd. (B)	2,100	32,208
Istyle, Inc. (C)	2,200	26,075
Itfor, Inc.	1,000	8,672
Itochu Enex Company, Ltd.	3,800	38,432
Itochu-Shokuhin Company, Ltd.	600	31,525
Itoki Corp.	2,100	12,198
IwaiCosmo Holdings, Inc.	900	12,726
Iwatani Corp. (C)	2,200	78,255
J Trust Company, Ltd. (C)	4,900	29,736
JAC Recruitment Company, Ltd.	1,200	27,457
Jaccs Company, Ltd.	1,600	33,838
Jafco Company, Ltd.	1,400	54,421
Jalux, Inc.	500	12,545
Jamco Corp. (C)	500	14,118
Janome Sewing Machine Company, Ltd.	1,200	7,445
Japan Asset Marketing
Company, Ltd. (B)	14,200	15,612
Japan Aviation Electronics Industry, Ltd.	3,000	50,578
Japan Cash Machine Company, Ltd.	700	7,916
Japan Display, Inc. (B)(C)	25,200	27,713
Japan Elevator Service Holdings
Company, Ltd.	1,800	26,879
Japan Investment Adviser
Company, Ltd. (C)	1,000	37,586
Japan Lifeline Company, Ltd.	2,600	54,962
Japan Material Company, Ltd.	2,100	28,160
Japan Petroleum Exploration
Company, Ltd.	2,000	45,965
Japan Property Management Center
Company, Ltd.	800	9,422
Japan Pulp & Paper Company, Ltd.	600	25,160
Japan Securities Finance Company, Ltd.	8,000	47,945
Japan Transcity Corp. (C)	5,000	22,744
Jastec Company, Ltd.	400	4,239
JBCC Holdings, Inc.	1,900	24,636
JCR Pharmaceuticals Company, Ltd.	200	11,369
JCU Corp.	1,800	43,401
Jeol, Ltd.	2,000	43,398
Jimoto Holdings, Inc.	9,800	16,047
JINS, Inc.	800	42,654
JMS Company, Ltd.	500	2,855
J-Oil Mills, Inc.	600	20,562
Joshin Denki Company, Ltd.	1,100	32,447
JSP Corp.	800	20,427
Juki Corp.	1,400	17,360

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Justsystems Corp.	1,500	$34,741
JVC Kenwood Corp.	9,070	25,456
K&O Energy Group, Inc.	800	12,472
kabu.com Securities Company, Ltd.	11,400	38,529
Kadokawa Dwango Corp.	3,636	39,837
Kaga Electronics Company, Ltd.	1,100	22,909
Kakiyasu Honten Company, Ltd.	900	20,789
Kameda Seika Company, Ltd.	700	32,978
Kamei Corp.	2,000	28,222
Kanaden Corp.	1,100	12,049
Kanagawa Chuo Kotsu Company, Ltd.	700	23,812
Kanamoto Company, Ltd.	1,900	67,363
Kandenko Company, Ltd.	3,700	38,223
Kanematsu Corp.	5,500	82,771
Kanematsu Electronics, Ltd.	700	23,852
Kansai Mirai Financial Group, Inc. (B)	4,924	46,167
Kanto Denka Kogyo Company, Ltd. (C)	2,000	21,545
Kappa Create Company, Ltd. (C)	1,000	11,934
Kasai Kogyo Company, Ltd.	1,000	10,456
Katakura Industries Company, Ltd.	1,700	21,043
Kato Sangyo Company, Ltd.	1,800	60,694
Kato Works Company, Ltd.	400	12,337
KAWADA TECHNOLOGIES, Inc.	200	12,134
Kawasaki Kisen Kaisha, Ltd. (B)(C)	3,500	70,765
Keihanshin Building Company, Ltd.	3,200	24,359
Keihin Corp.	3,300	68,286
Keiyo Company, Ltd.	3,400	16,459
Kenedix, Inc.	10,800	61,639
Kenko Mayonnaise Company, Ltd.	900	22,556
Key Coffee, Inc. (C)	1,600	29,395
KFC Holdings Japan, Ltd.	600	10,498
KH Neochem Company, Ltd.	600	23,361
Kimoto Company, Ltd.	3,000	8,046
Kintetsu World Express, Inc.	2,600	49,826
Kissei Pharmaceutical Company, Ltd.	2,000	63,415
Kitagawa Corp.	900	23,958
Kitanotatsujin Corp. (C)	3,300	20,472
Kito Corp.	900	16,575
Kitz Corp.	4,600	39,764
KLab, Inc. (C)	2,100	20,671
KNT-CT Holdings Company, Ltd. (B)	700	8,089
Koa Corp.	1,700	29,328
Koatsu Gas Kogyo Company, Ltd.	3,000	25,529
Kobe Bussan Company, Ltd.	700	39,808
Kobe Electric Railway
Company, Ltd. (B)	300	10,628
Kohnan Shoji Company, Ltd.	1,800	45,516
Kohsoku Corp.	1,400	16,461
Kojima Company, Ltd. (B)(C)	3,000	13,756
Kokuyo Company, Ltd.	5,000	90,039
Komatsu Seiren Company, Ltd.	2,000	18,792
KOMEDA Holdings Company, Ltd.	1,700	34,388
Komeri Company, Ltd.	1,500	35,060
Komori Corp.	3,700	46,100
Kondotec, Inc.	1,300	13,158
Konishi Company, Ltd.	2,200	34,663
Konoike Transport Company, Ltd.	2,600	44,421
Koshidaka Holdings Company, Ltd.	2,000	22,950
Kotobuki Spirits Company, Ltd.	900	42,334
Krosaki Harima Corp.	400	30,838
Kumagai Gumi Company, Ltd.	1,800	49,840
Kumiai Chemical Industry
Company, Ltd.	6,584	49,713
Kura Corp.	500	32,466
Kurabo Industries, Ltd.	1,600	43,432
Kureha Corp.	1,100	82,377
Kurimoto, Ltd.	1,000	16,474
Kusuri no Aoki Holdings Company, Ltd.	400	31,853
KYB Corp.	1,600	71,705
Kyodo Printing Company, Ltd. (C)	500	13,036
Kyoei Steel, Ltd. (C)	1,800	35,104
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	36,444
Kyokuto Securities Company, Ltd.	2,300	29,269
Kyokuyo Company, Ltd.	700	20,944
KYORIN Holdings, Inc.	3,100	64,066
Kyoritsu Maintenance Company, Ltd.	660	27,886
Kyosan Electric Manufacturing
Company, Ltd.	2,000	10,662
Kyushu Financial Group, Inc.	3,700	17,579
LAC Company, Ltd.	1,400	26,907
Lasertec Corp.	1,800	60,152
LEC, Inc. (C)	1,600	41,537
Leopalace21 Corp.	16,600	92,460
Life Corp.	1,200	30,732
LIFULL Company, Ltd.	3,800	21,065
Like Company, Ltd. (C)	1,100	17,287
Linical Company, Ltd.	1,100	17,686
Link And Motivation, Inc.	2,300	28,644
Lintec Corp.	1,900	48,641
M&A Capital Partners
Company, Ltd. (B)	300	18,127
Macnica Fuji Electronics Holdings, Inc.	3,250	57,399
Maeda Corp.	7,000	92,441
Maeda Kosen Company, Ltd.	1,100	23,427
Maeda Road Construction Company, Ltd.	4,000	81,402
Maezawa Kasei Industries
Company, Ltd. (C)	1,100	11,928
Maezawa Kyuso Industries
Company, Ltd.	900	15,778
Makino Milling Machine Company, Ltd.	1,200	51,233
Mamezou Holdings Company, Ltd.	700	5,936
Mandom Corp.	1,000	31,776
Mani, Inc.	1,200	58,516
MarkLines Company, Ltd.	1,000	17,427
Mars Engineering Corp.	700	14,836
Marubun Corp.	200	1,456
Marudai Food Company, Ltd.	1,600	31,033
Maruha Nichiro Corp.	1,638	60,464
Marusan Securities Company, Ltd. (C)	4,700	39,987
Maruwa Company, Ltd.	600	40,045
Maruwa Unyu Kikan Company, Ltd.	600	22,444
Maruzen Showa Unyu Company, Ltd.	800	20,601
Marvelous, Inc.	1,400	11,467
Matsuda Sangyo Company, Ltd.	1,400	19,612
Matsuya Foods Company, Ltd.	700	22,327
Max Company, Ltd.	2,000	29,869
Maxell Holdings, Ltd.	2,200	34,466
MCJ Company, Ltd.	3,200	28,168
MEC Company, Ltd.	1,500	25,432
Medical Data Vision
Company, Ltd. (B)(C)	1,700	28,446
Megachips Corp.	900	18,944
Megmilk Snow Brand Company, Ltd.	2,700	69,410
Meidensha Corp.	1,800	29,462
Meiko Electronics Company, Ltd.	1,200	33,044
Meiko Network Japan Company, Ltd.	1,100	10,202
Meisei Industrial Company, Ltd.	3,000	23,886
Meitec Corp.	1,800	86,550
Meito Sangyo Company, Ltd.	900	13,444
Menicon Company, Ltd.	800	19,506

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
METAWATER Company, Ltd.	800	$22,986
Micronics Japan Company, Ltd. (C)	2,800	19,676
Mie Kotsu Group Holdings, Inc. (C)	3,700	18,239
Milbon Company, Ltd.	1,112	50,982
Mimasu Semiconductor Industry
Company, Ltd.	1,400	22,457
Ministop Company, Ltd.	1,100	21,126
Miraca Holdings, Inc.	3,000	78,042
Mirait Holdings Corp.	4,240	73,118
Miroku Jyoho Service Company, Ltd.	700	15,682
Misawa Homes Company, Ltd.	2,000	15,624
Mitani Corp.	500	23,847
Mitani Sekisan Company, Ltd.	600	15,617
Mito Securities Company, Ltd.	6,300	21,554
Mitsuba Corp.	2,300	21,408
Mitsubishi Logisnext Company, Ltd.	1,000	13,048
Mitsubishi Logistics Corp. (C)	1,000	25,832
Mitsubishi Paper Mills, Ltd.	2,600	15,288
Mitsubishi Pencil Company, Ltd.	1,500	27,585
Mitsubishi Research Institute, Inc.	500	19,269
Mitsubishi Shokuhin Company, Ltd.	200	5,340
Mitsubishi Steel Manufacturing
Company, Ltd.	1,000	19,163
Mitsuboshi Belting, Ltd.	1,000	26,402
Mitsui E&S Holdings Company, Ltd.	4,600	82,589
Mitsui High-Tec, Inc. (C)	2,200	31,024
Mitsui Matsushima Company, Ltd.	1,000	16,605
Mitsui Mining & Smelting
Company, Ltd.	2,500	72,359
Mitsui Sugar Company, Ltd.	1,000	28,695
Mitsui-Soko Holdings Company, Ltd. (B)	2,200	40,123
Mitsuuroko Group Holdings
Company, Ltd.	3,200	23,473
Mixi, Inc.	1,800	43,173
Mizuno Corp.	1,400	35,212
Mochida Pharmaceutical Company, Ltd.	600	49,581
Modec, Inc.	1,300	42,532
Monex Group, Inc. (C)	10,400	49,990
Morinaga Milk Industry Company, Ltd.	2,400	65,200
Morita Holdings Corp.	2,200	49,783
MrMax Holdings, Ltd.	1,700	9,166
Musashi Seimitsu Industry
Company, Ltd.	2,600	42,385
N Field Company, Ltd.	1,300	22,266
Nachi-Fujikoshi Corp.	1,100	54,113
Nagaileben Company, Ltd.	600	14,341
Nagase & Company, Ltd.	5,000	87,823
Nagatanien Holdings Company, Ltd.	1,000	27,188
Nagawa Company, Ltd.	600	28,447
Nakamuraya Company, Ltd.	300	12,789
Nakanishi, Inc.	2,900	60,344
Nakayama Steel Works, Ltd.	1,100	7,056
Namura Shipbuilding Company, Ltd. (C)	3,252	17,008
NEC Capital Solutions, Ltd.	800	13,583
NEC Networks & System
Integration Corp.	1,500	34,786
NET One Systems Company, Ltd.	5,100	122,441
Neturen Company, Ltd.	2,300	23,521
Nextage Company, Ltd. (C)	2,300	17,480
Nice Holdings, Inc.	600	7,083
Nichias Corp.	3,500	91,047
Nichiban Company, Ltd. (C)	700	16,839
Nichicon Corp.	3,400	33,519
Nichiden Corp.	600	10,568
Nichiha Corp.	1,600	42,354
NichiiGakkan Company, Ltd.	2,700	22,852
Nichi-iko Pharmaceutical Company, Ltd.	3,100	46,072
Nichireki Company, Ltd.	2,000	21,645
Nichirin Company, Ltd.	1,040	22,938
Nihon Chouzai Company, Ltd.	400	12,565
Nihon Dempa Kogyo
Company, Ltd. (B)(C)	1,800	8,095
Nihon Flush Company, Ltd.	500	10,497
Nihon House Holdings
Company, Ltd. (C)	1,000	5,622
Nihon Kagaku Sangyo
Company, Ltd. (C)	1,000	12,367
Nihon Nohyaku Company, Ltd. (C)	4,000	28,128
Nihon Parkerizing Company, Ltd.	6,000	81,104
Nihon Tokushu Toryo Company, Ltd.	1,000	23,267
Nikkiso Company, Ltd.	3,900	51,026
Nikkon Holdings Company, Ltd.	3,800	98,521
Nippo Corp.	1,000	18,363
Nippon Air Conditioning Services
Company, Ltd.	1,600	11,856
Nippon Beet Sugar
Manufacturing Company, Ltd.	900	16,486
Nippon Carbon Company, Ltd.	500	34,602
Nippon Ceramic Company, Ltd.	1,400	37,267
Nippon Chemical Industrial
Company, Ltd.	700	23,193
Nippon Chemi-Con Corp.	1,100	30,786
Nippon Coke & Engineering
Company, Ltd.	18,000	18,058
Nippon Concrete Industries
Company, Ltd.	2,600	8,169
Nippon Denko Company, Ltd. (C)	6,530	17,006
Nippon Densetsu Kogyo Company, Ltd.	2,100	43,865
Nippon Fine Chemical Company, Ltd.	800	9,606
Nippon Flour Mills Company, Ltd.	4,000	70,507
Nippon Gas Company, Ltd.	800	39,916
Nippon Hume Corp.	2,000	18,641
Nippon Kanzai Company, Ltd.	700	13,235
Nippon Kayaku Company, Ltd.	3,600	42,814
Nippon Kodoshi Corp. (C)	800	20,141
Nippon Koei Company, Ltd.	1,000	26,791
Nippon Koshuha Steel
Company, Ltd. (C)	800	5,441
Nippon Light Metal Holdings
Company, Ltd.	38,100	85,140
Nippon Paper Industries
Company, Ltd. (C)	4,700	86,494
Nippon Parking Development
Company, Ltd.	8,400	13,090
Nippon Pillar Packing Company, Ltd.	1,500	21,495
Nippon Seiki Company, Ltd.	3,000	56,863
Nippon Sharyo, Ltd. (B)(C)	600	16,529
Nippon Sheet Glass Company, Ltd. (C)	5,800	63,168
Nippon Signal Company, Ltd.	3,000	30,650
Nippon Soda Company, Ltd.	1,600	49,212
Nippon Steel & Sumikin Bussan Corp.	972	48,764
Nippon Suisan Kaisha, Ltd.	15,600	101,662
Nippon Thompson Company, Ltd.	4,700	31,239
Nippon Valqua Industries, Ltd.	1,000	28,074
Nippon Yakin Kogyo Company, Ltd. (C)	10,000	29,029
Nipro Corp. (C)	5,100	69,777
Nishikawa Rubber Company, Ltd.	800	14,672
Nishimatsu Construction Company, Ltd.	3,200	81,019
Nishimatsuya Chain Company, Ltd.	2,900	29,146
Nishi-Nippon Financial Holdings, Inc.	7,000	80,945

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nishi-Nippon Railroad
Company, Ltd. (C)	2,800	$75,767
Nishio Rent All Company, Ltd.	800	26,707
Nissan Shatai Company, Ltd.	3,400	30,678
Nissei ASB Machine Company, Ltd. (C)	500	20,943
Nissei Build Kogyo
Company, Ltd. (A)(C)	2,000	19,292
Nissei Plastic Industrial Company, Ltd.	1,600	16,468
Nissha Company, Ltd. (C)	2,300	44,843
Nisshin Fudosan Company, Ltd.	4,500	23,483
Nisshin Steel Company, Ltd.	3,660	54,877
Nisshinbo Holdings, Inc.	8,368	99,637
Nissin Corp.	1,400	32,660
Nissin Electric Company, Ltd. (C)	3,400	30,921
Nissin Kogyo Company, Ltd.	2,100	35,359
Nissin Sugar Company, Ltd. (C)	1,100	22,064
Nitta Corp.	1,300	49,544
Nittan Valve Company, Ltd.	1,200	3,895
Nittetsu Mining Company, Ltd.	300	14,389
Nitto Boseki Company, Ltd.	1,100	25,724
Nitto Kogyo Corp.	1,600	29,589
Nitto Kohki Company, Ltd.	1,000	23,218
Nitto Seiko Company, Ltd.	1,700	11,082
Nittoku Engineering Company, Ltd.	1,400	41,814
Nohmi Bosai, Ltd.	1,300	29,015
Nojima Corp. (C)	1,600	35,039
Nomura Company, Ltd.	2,400	49,546
Noritake Company, Ltd.	700	44,174
Noritsu Koki Company, Ltd.	1,000	27,787
Noritz Corp.	2,100	33,316
North Pacific Bank, Ltd.	20,300	68,782
NS Tool Company, Ltd.	400	10,379
NS United Kaiun Kaisha, Ltd.	800	18,426
NSD Company, Ltd.	2,400	53,287
NTN Corp. (C)	5,600	22,927
NuFlare Technology, Inc.	400	20,744
Obara Group, Inc.	600	28,928
Oenon Holdings, Inc.	6,000	21,594
Ohsho Food Service Corp.	700	48,855
Oiles Corp.	1,380	29,722
Oisix ra daichi, Inc. (B)	1,200	20,611
Okabe Company, Ltd.	2,600	25,551
Okamoto Industries, Inc.	600	32,776
Okamura Corp.	3,700	49,481
Okasan Securities Group, Inc.	7,000	36,048
Oki Electric Industry Company, Ltd.	4,700	61,746
Okinawa Cellular Telephone Company	400	14,469
OKUMA Corp. (C)	1,200	66,650
Okumura Corp.	1,600	50,215
Okura Industrial Company, Ltd.	800	16,227
Okuwa Company, Ltd.	1,000	10,182
Onoken Company, Ltd.	1,500	24,070
Onward Holdings Company, Ltd.	7,100	47,553
Open Door, Inc. (B)(C)	600	17,615
OPT Holding, Inc. (C)	1,400	42,413
Optex Group Company, Ltd.	1,400	27,689
Organo Corp.	600	16,711
Origin Electric Company, Ltd.	600	9,356
Osaka Organic Chemical Industry, Ltd.	1,400	17,950
Osaka Soda Company, Ltd.	800	21,228
Osaka Steel Company, Ltd.	700	13,562
OSAKA Titanium Technologies
Company, Ltd.	800	12,820
Osaki Electric Company, Ltd.	3,000	23,120
OSG Corp.	2,600	59,197
OSJB Holdings Corp.	7,600	20,611
Outsourcing, Inc. (C)	3,800	55,724
Oyo Corp.	1,300	17,493
Pacific Industrial Company, Ltd.	3,000	49,714
Pacific Metals Company, Ltd. (C)	1,100	40,932
PAL GROUP Holdings Company, Ltd.	700	17,592
PALTAC Corp.	300	16,400
Paramount Bed Holdings Company, Ltd.	800	39,427
Parco Company, Ltd.	800	8,942
Paris Miki Holdings, Inc.	1,100	4,694
Pasona Group, Inc.	1,500	22,237
PC Depot Corp.	1,700	8,292
Penta-Ocean Construction Company, Ltd.	11,200	74,620
Pepper Food Service Company, Ltd. (C)	600	21,199
PIA Corp.	200	10,353
Pilot Corp.	900	54,098
Piolax, Inc.	2,100	46,657
Pioneer Corp. (B)(C)	31,100	31,745
Plenus Company, Ltd.	1,300	21,185
Poletowin Pitcrew Holdings, Inc.	1,000	26,609
Press Kogyo Company, Ltd.	7,000	36,958
Pressance Corp.	1,800	23,021
Prestige International, Inc.	2,500	29,909
Prima Meat Packers, Ltd.	2,000	47,159
Pronexus, Inc.	600	6,396
Prospect Company, Ltd. (C)	33,000	12,482
Proto Corp.	200	2,822
PS Mitsubishi Construction
Company, Ltd. (C)	2,600	13,447
Punch Industry Company, Ltd.	1,300	9,011
Qol Company, Ltd.	1,400	30,656
Raito Kogyo Company, Ltd.	3,100	44,333
Raysum Company, Ltd.	1,600	22,507
Relia, Inc.	1,200	14,790
Remixpoint, Inc. (C)	3,700	31,869
Renaissance, Inc. (C)	500	10,380
RENOVA, Inc. (B)(C)	2,600	32,328
Resorttrust, Inc.	2,900	47,808
Retail Partners Company, Ltd.	300	3,929
Rheon Automatic Machinery
Company, Ltd.	1,500	26,853
Ricoh Leasing Company, Ltd.	800	26,367
Riken Corp.	600	33,425
Riken Keiki Company, Ltd.	1,300	28,130
Riken Technos Corp.	3,000	15,976
Riken Vitamin Company, Ltd.	700	24,273
Ringer Hut Company, Ltd.	1,700	35,991
Riso Kagaku Corp.	800	19,337
Riso Kyoiku Company, Ltd. (C)	3,100	25,154
Rock Field Company, Ltd.	1,000	16,547
Rokko Butter Company, Ltd. (C)	600	13,685
Roland DG Corp.	900	21,764
Rorze Corp. (C)	900	18,521
Round One Corp.	3,800	50,336
Royal Holdings Company, Ltd.	900	23,477
RS Technologies Company, Ltd. (C)	400	19,198
Ryobi, Ltd.	1,400	55,171
Ryoden Corp.	1,500	22,742
Ryosan Company, Ltd.	1,500	54,591
Ryoyo Electro Corp.	1,600	24,736
S Foods, Inc.	500	21,633
S&B Foods, Inc.	300	22,908
Sac’s Bar Holdings, Inc.	600	4,996
Saibu Gas Company, Ltd. (C)	1,900	45,139
Saizeriya Company, Ltd.	2,100	41,039

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sakai Chemical Industry Company, Ltd.	1,400	$34,539
Sakai Moving Service Company, Ltd.	500	28,471
Sakata INX Corp.	3,100	39,322
Sala Corp. (C)	3,000	18,588
SAMTY Company, Ltd. (C)	1,600	23,170
San ju San Financial Group, Inc.	1,700	35,970
San-A Company, Ltd.	900	40,236
San-Ai Oil Company, Ltd.	3,500	42,917
Sanden Holdings Corp.	1,400	19,225
Sangetsu Corp.	3,900	76,527
Sanken Electric Company, Ltd.	1,400	36,779
Sanki Engineering Company, Ltd.	4,000	42,973
Sankyo Seiko Company, Ltd.	3,200	13,600
Sankyo Tateyama, Inc.	2,500	31,717
Sanoh Industrial Company, Ltd.	2,600	18,260
Sanshin Electronics Company, Ltd.	2,300	41,383
Sanyo Chemical Industries, Ltd.	900	45,859
Sanyo Denki Company, Ltd.	400	19,139
Sanyo Electric Railway
Company, Ltd. (C)	1,600	35,314
Sanyo Shokai, Ltd. (C)	700	13,672
Sanyo Special Steel Company, Ltd.	1,400	34,155
Sanyo Trading Company, Ltd.	1,000	18,709
Sapporo Holdings, Ltd.	2,700	56,146
Sato Holdings Corp.	1,700	56,353
Sawada Holdings Company, Ltd.	1,000	9,694
Sawai Pharmaceutical Company, Ltd.	1,700	91,770
SBS Holdings, Inc.	2,200	31,067
Seika Corp.	500	8,831
Seikagaku Corp.	1,700	25,883
Seikitokyu Kogyo Company, Ltd.	1,600	9,957
Seiko Holdings Corp.	1,400	39,415
Seiren Company, Ltd.	2,700	45,764
Sekisui Jushi Corp.	2,200	41,731
Sekisui Plastics Company, Ltd.	2,500	24,285
Senko Group Holdings Company, Ltd.	7,400	61,580
Senshu Electric Company, Ltd.	500	13,813
Senshu Ikeda Holdings, Inc.	17,200	57,680
Senshukai Company, Ltd. (B)	3,300	12,581
SFP Holdings Company, Ltd.	600	9,564
Shibaura Electronics Company, Ltd. (C)	500	23,346
Shibuya Corp.	800	29,813
SHIFT, Inc. (B)(C)	700	31,208
Shikibo, Ltd.	1,100	12,959
Shikoku Chemicals Corp.	3,000	41,635
Shima Seiki Manufacturing, Ltd. (C)	1,200	53,016
Shimachu Company, Ltd.	3,300	106,540
Shin Nippon Air Technologies
Company, Ltd.	1,200	17,935
Shinagawa Refractories Company, Ltd.	600	26,813
Shindengen Electric Manufacturing
Company, Ltd.	500	23,900
Shin-Etsu Polymer Company, Ltd.	3,000	24,624
Shinkawa, Ltd. (B)(C)	1,500	7,720
Shinko Electric Industries Company, Ltd.	5,100	42,923
Shinko Plantech Company, Ltd.	3,300	34,330
Shinko Shoji Company, Ltd.	1,600	23,344
Shinmaywa Industries, Ltd.	6,000	81,324
Shinnihon Corp.	2,500	27,232
Shinoken Group Company, Ltd. (C)	2,000	21,220
Shinwa Company, Ltd.	700	13,497
Ship Healthcare Holdings, Inc.	2,600	100,615
Shizuoka Gas Company, Ltd.	4,500	39,870
Shoei Company, Ltd. (C)	600	25,914
Shoei Foods Corp.	700	25,843
Showa Corp.	3,500	53,784
Showa Sangyo Company, Ltd.	1,400	36,086
SIGMAXYZ, Inc.	900	10,344
Siix Corp. (C)	1,600	27,840
Sinfonia Technology Company, Ltd. (C)	1,600	23,843
Sinko Industries, Ltd.	1,500	24,906
Sintokogio, Ltd.	3,400	34,374
SKY Perfect JSAT Holdings, Inc.	10,300	49,667
SMK Corp. (C)	300	8,208
SMS Company, Ltd.	3,200	63,589
Sodick Company, Ltd.	2,400	21,787
Softbank Technology Corp.	1,000	24,383
Software Service, Inc.	300	28,103
Sogo Medical Company, Ltd. (A)	1,200	26,470
Soken Chemical & Engineering
Company, Ltd.	800	13,967
Solasto Corp.	1,500	19,523
Sourcenext Corp. (C)	3,200	33,280
Sparx Group Company, Ltd.	7,400	19,312
SRA Holdings	600	18,373
SRS Holdings Company, Ltd. (C)	1,800	16,078
ST Corp.	800	14,856
St. Marc Holdings Company, Ltd.	800	18,671
Star Mica Company, Ltd.	1,100	17,109
Star Micronics Company, Ltd.	2,300	40,901
Starts Corp., Inc.	1,900	41,892
Starzen Company, Ltd.	300	12,914
Stella Chemifa Corp. (C)	800	29,254
Strike Company, Ltd.	700	23,694
Studio Alice Company, Ltd.	900	18,587
Sumida Corp.	1,600	20,713
Suminoe Textile Company, Ltd.	500	14,301
Sumitomo Densetsu Company, Ltd.	1,300	21,368
Sumitomo Mitsui Construction
Company, Ltd.	6,000	40,361
Sumitomo Osaka Cement
Company, Ltd. (C)	2,200	91,190
Sumitomo Riko Company, Ltd.	2,400	24,234
Sumitomo Seika Chemicals
Company, Ltd.	500	28,078
Sun Frontier Fudousan Company, Ltd.	2,200	25,163
SWCC Showa Holdings Company, Ltd.	2,400	16,956
Systena Corp.	4,800	65,609
Syuppin Company, Ltd. (C)	1,200	14,531
T Hasegawa Company, Ltd. (C)	1,600	33,131
T RAD Company, Ltd.	500	13,734
T&K Toka Company, Ltd.	1,600	16,594
Tachibana Eletech Company, Ltd.	1,360	23,330
Tachi-S Company, Ltd.	2,400	35,910
Tadano, Ltd.	6,000	69,754
Taihei Dengyo Kaisha, Ltd.	1,500	39,746
Taiho Kogyo Company, Ltd.	1,200	14,103
Taikisha, Ltd.	1,600	52,253
Taisei Lamick Company, Ltd.	500	14,130
Taiyo Holdings Company, Ltd.	1,000	38,592
Takamatsu Construction Group
Company, Ltd.	1,000	27,902
Takaoka Toko Company, Ltd.	700	11,036
Takara Holdings, Inc.	2,700	39,700
Takara Leben Company, Ltd. (C)	6,300	19,004
Takara Standard Company, Ltd.	2,800	49,020
Takasago International Corp.	1,200	43,925
Takasago Thermal Engineering
Company, Ltd.	3,100	56,091
Take And Give Needs Company, Ltd.	200	4,102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takeei Corp.	700	$5,120
Takeuchi Manufacturing Company, Ltd.	2,200	59,360
Takihyo Company, Ltd. (C)	600	11,329
Takuma Company, Ltd.	4,800	63,752
Tamron Company, Ltd.	1,500	31,953
Tamura Corp.	7,000	43,780
Tanseisha Company, Ltd.	1,700	17,828
Tateru, Inc. (C)	1,500	9,735
Tatsuta Electric Wire & Cable
Company, Ltd.	4,200	23,418
Tayca Corp.	1,500	35,649
TechMatrix Corp.	1,400	27,872
TechnoPro Holdings, Inc.	600	37,241
Teikoku Electric Manufacturing
Company, Ltd.	1,700	25,473
Teikoku Sen-I Company, Ltd.	1,200	31,731
Tekken Corp.	800	20,827
Tenma Corp.	1,000	17,820
T-Gaia Corp.	700	18,282
The 77 Bank, Ltd.	4,400	104,565
The Aichi Bank, Ltd.	600	26,828
The Akita Bank, Ltd.	1,100	29,023
The Aomori Bank, Ltd.	1,700	51,476
The Awa Bank, Ltd. (C)	2,200	68,274
The Bank of Iwate, Ltd.	1,100	48,017
The Bank of Nagoya, Ltd. (C)	1,100	36,983
The Bank of Okinawa, Ltd.	1,640	58,049
The Bank of Saga, Ltd.	1,000	20,582
The Chiba Kogyo Bank, Ltd.	3,200	14,306
The Chukyo Bank, Ltd.	900	18,256
The Daishi Bank, Ltd. (A)	1,700	73,763
The Ehime Bank, Ltd.	2,100	23,073
The Eighteenth Bank, Ltd.	1,000	34,025
The First Bank of Toyama, Ltd.	2,800	11,882
The Fukui Bank, Ltd.	1,800	37,625
The Fukushima Bank, Ltd. (B)(C)	2,100	13,473
The Hokkoku Bank, Ltd.	1,500	57,939
The Hokuetsu Bank, Ltd. (A)	2,000	42,422
The Hyakugo Bank, Ltd.	16,000	64,656
The Hyakujushi Bank, Ltd.	1,700	50,117
The Iyo Bank, Ltd.	2,100	13,122
The Japan Steel Works, Ltd.	1,600	38,957
The Japan Wool Textile Company, Ltd.	4,000	33,089
The Juroku Bank, Ltd.	2,400	61,059
The Keiyo Bank, Ltd.	8,000	67,336
The Kinki Sharyo Company, Ltd. (B)(C)	300	6,813
The Kita-Nippon Bank, Ltd.	700	16,284
The Kiyo Bank, Ltd.	3,800	60,902
The Michinoku Bank, Ltd. (C)	1,400	22,092
The Miyazaki Bank, Ltd.	1,000	29,302
The Monogatari Corp.	400	39,166
The Musashino Bank, Ltd.	1,700	49,084
The Nagano Bank, Ltd.	800	12,225
The Nanto Bank, Ltd.	2,000	50,722
The Nippon Road Company, Ltd.	500	28,952
The Nisshin Oillio Group, Ltd.	2,000	58,696
The Ogaki Kyoritsu Bank, Ltd.	2,600	66,574
The Oita Bank, Ltd.	900	32,763
The Okinawa Electric Power
Company, Inc.	3,196	67,400
The Pack Corp.	800	29,599
The San-In Godo Bank, Ltd.	8,000	70,251
The Shibusawa Warehouse
Company, Ltd.	1,000	15,633
The Shiga Bank, Ltd.	3,200	82,389
The Shikoku Bank, Ltd.	2,800	34,189
The Shimizu Bank, Ltd.	500	9,404
The Sumitomo Warehouse
Company, Ltd.	5,024	66,624
The Tochigi Bank, Ltd.	8,000	26,759
The Toho Bank, Ltd.	12,000	44,464
The Tohoku Bank, Ltd.	400	4,792
The Tottori Bank, Ltd. (C)	400	5,851
The Towa Bank, Ltd.	2,900	26,953
The Yamagata Bank, Ltd.	2,000	43,166
The Yamanashi Chuo Bank, Ltd.	2,000	35,954
Tigers Polymer Corp.	1,000	6,819
TKC Corp.	1,100	46,020
Toa Corp. (Hyogo)	1,400	16,334
Toa Corp. (Tokyo)	1,200	26,405
Toagosei Company, Ltd.	6,900	79,613
Tobishima Corp.	720	12,162
TOC Company, Ltd.	3,400	24,097
Tocalo Company, Ltd.	3,200	32,947
Toda Corp.	2,400	17,329
Toda Kogyo Corp.	300	7,907
Toei Animation Company, Ltd.	900	27,943
Toei Company, Ltd.	500	60,098
Toenec Corp.	600	17,058
Toho Company, Ltd. (C)	600	12,012
Toho Holdings Company, Ltd. (C)	2,400	63,736
Toho Titanium Company, Ltd. (C)	3,000	36,103
Toho Zinc Company, Ltd.	800	31,732
Tokai Corp.	1,200	27,626
TOKAI Holdings Corp.	4,000	40,099
Tokai Rika Company, Ltd. (C)	2,600	54,963
Tokai Tokyo Financial Holdings, Inc.	11,500	66,166
Token Corp.	610	39,980
Tokushu Tokai Paper Company, Ltd.	600	25,217
Tokuyama Corp.	1,200	32,644
Tokyo Base Company, Ltd. (B)(C)	900	5,108
Tokyo Dome Corp.	5,500	48,162
Tokyo Energy & Systems, Inc.	2,000	20,151
Tokyo Individualized Educational
Institute, Inc.	1,200	15,838
Tokyo Keiki, Inc. (C)	1,000	10,639
Tokyo Kiraboshi Financial Group, Inc.	1,936	41,255
Tokyo Ohka Kogyo Company, Ltd.	2,600	77,178
Tokyo Rakutenchi Company, Ltd.	200	9,148
Tokyo Rope Manufacturing
Company, Ltd.	700	9,151
Tokyo Seimitsu Company, Ltd.	2,600	67,773
Tokyo Steel Manufacturing
Company, Ltd.	5,100	37,338
Tokyo Tekko Company, Ltd.	800	12,827
Tokyo Theatres Company, Inc. (C)	900	10,850
Tokyotokeiba Company, Ltd.	1,100	42,356
Tokyu Construction Company, Ltd.	1,500	14,486
Tomato Bank, Ltd. (C)	1,100	14,310
Tomen Devices Corp. (C)	200	4,897
Tomoe Corp.	2,200	9,526
Tomoe Engineering Company, Ltd.	800	16,273
Tomoku Company, Ltd.	1,200	22,265
TOMONY Holdings, Inc.	10,600	45,252
Tomy Company, Ltd.	4,500	46,304
Tonami Holdings Company, Ltd.	500	31,889
Topcon Corp.	3,900	71,155
Toppan Forms Company, Ltd.	3,400	32,689
Topre Corp.	2,300	58,170
Topy Industries, Ltd.	1,300	38,272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toridoll Holdings Corp. (C)	1,400	$30,458
Torii Pharmaceutical Company, Ltd.	1,100	26,469
Torikizoku Company, Ltd.	500	10,448
Torishima Pump Manufacturing
Company, Ltd.	900	8,706
Tosei Corp.	3,700	38,277
Toshiba Machine Company, Ltd.	1,600	35,775
Toshiba Plant Systems & Services Corp.	1,500	32,060
Toshiba TEC Corp.	1,000	29,126
Tosho Company, Ltd.	800	32,461
Tosho Printing Company, Ltd.	1,500	10,548
Totetsu Kogyo Company, Ltd.	1,800	46,288
Towa Corp.	1,300	12,397
Towa Pharmaceutical Company, Ltd.	700	51,896
Toyo Construction Company, Ltd.	3,100	12,636
Toyo Corp.	2,400	19,595
Toyo Denki Seizo KK (C)	600	9,374
Toyo Engineering Corp. (B)	2,200	17,533
Toyo Ink SC Holdings Company, Ltd.	2,200	58,293
Toyo Kanetsu KK	400	10,068
Toyo Securities Company, Ltd.	6,000	14,135
Toyo Tanso Company, Ltd.	1,000	29,637
Toyo Tire & Rubber Company, Ltd.	2,900	52,273
Toyo Wharf & Warehouse
Company, Ltd.	600	9,110
Toyobo Company, Ltd.	4,993	84,727
TPR Company, Ltd.	1,400	37,033
Trancom Company, Ltd.	300	21,938
Tri Chemical Laboratories, Inc.	600	24,997
Trusco Nakayama Corp.	2,500	69,188
Trust Tech, Inc.	400	15,600
TSI Holdings Company, Ltd.	5,270	38,401
Tsubaki Nakashima Company, Ltd.	2,300	47,381
Tsubakimoto Chain Company	1,600	74,074
Tsugami Corp.	3,000	29,696
Tsukishima Kikai Company, Ltd.	2,000	27,633
Tsukuba Bank, Ltd.	5,700	13,794
Tsukui Corp.	4,800	47,110
Tsurumi Manufacturing Company, Ltd.	1,000	16,505
Tsutsumi Jewelry Company, Ltd.	700	13,517
TV Asahi Holdings Corp.	700	13,453
Tv Tokyo Holdings Corp.	1,100	27,197
UACJ Corp.	1,903	45,575
Uchida Yoko Company, Ltd.	800	21,752
UKC Holdings Corp. (C)	700	16,145
Ulvac, Inc.	1,900	71,317
Uniden Holdings Corp.	900	22,945
Union Tool Company (C)	700	26,175
Unipres Corp.	2,600	50,558
United Arrows, Ltd.	1,200	51,057
United Super Markets Holdings, Inc.	4,200	52,275
UNITED, Inc.	1,300	32,169
Unitika, Ltd. (B)	5,900	37,599
Unizo Holdings Company, Ltd.	1,900	36,611
U-Shin, Ltd. (B)	2,300	15,752
Ushio, Inc.	5,200	71,319
UT Group Company, Ltd. (B)	1,500	53,522
Uzabase, Inc. (B)	900	25,856
V Technology Company, Ltd. (C)	200	30,002
Valor Holdings Company, Ltd.	2,600	60,115
ValueCommerce Company, Ltd. (C)	1,600	34,829
Vector, Inc.	1,100	25,964
Vision, Inc. (B)(C)	500	22,209
Vital KSK Holdings, Inc. (C)	3,500	39,501
Vitec Holdings Company, Ltd.	900	20,318
VT Holdings Company, Ltd.	6,600	29,151
Wacoal Holdings Corp.	3,200	91,798
Wacom Company, Ltd.	2,000	8,528
Wakachiku Construction Company, Ltd.	900	13,104
Wakita & Company, Ltd.	4,000	49,503
Warabeya Nichiyo Holdings
Company, Ltd.	900	15,914
Watahan & Company, Ltd. (C)	300	7,686
WATAMI Company, Ltd. (C)	1,200	13,720
WDB Holdings Company, Ltd.	700	25,004
Weathernews, Inc.	500	15,675
West Holdings Corp.	1,300	8,777
WIN-Partners Company, Ltd.	1,000	11,376
World Holdings Company, Ltd.	600	18,094
W-Scope Corp.	3,000	29,977
Xebio Holdings Company, Ltd.	2,800	40,829
Yahagi Construction Company, Ltd.	2,000	15,283
Yaizu Suisankagaku Industry
Company, Ltd.	1,100	10,744
Yakuodo Company, Ltd.	700	23,957
YAMABIKO Corp.	2,400	29,739
YAMADA Consulting Group
Company, Ltd.	1,100	25,653
Yamaichi Electronics Company, Ltd. (C)	1,700	23,499
YA-MAN, Ltd.	1,700	34,524
Yamashin-Filter Corp.	2,200	16,701
Yamato Kogyo Company, Ltd.	2,300	71,326
Yamazen Corp.	3,900	46,513
Yaoko Company, Ltd.	600	36,698
Yasuda Logistics Corp.	1,400	11,269
Yellow Hat, Ltd.	1,000	26,739
Yodogawa Steel Works, Ltd.	1,200	29,681
Yokogawa Bridge Holdings Corp.	2,100	43,965
Yokohama Reito Company, Ltd.	2,900	23,516
Yokowo Company, Ltd.	1,200	15,330
Yomeishu Seizo Company, Ltd.	500	10,785
Yomiuri Land Company, Ltd.	200	8,007
Yondenko Corp.	600	14,666
Yondoshi Holdings, Inc.	1,300	27,226
Yorozu Corp.	1,800	27,823
Yuasa Trading Company, Ltd.	1,100	39,496
Yume No Machi Souzou Iinkai
Company, Ltd.	1,700	54,729
Yumeshin Holdings Company, Ltd.	2,200	21,974
Yurtec Corp.	2,000	16,768
Yushiro Chemical Industry
Company, Ltd.	1,100	15,228
Zenrin Company, Ltd.	1,950	60,364
ZERIA Pharmaceutical Company, Ltd.	400	8,847
ZIGExN Company, Ltd. (B)	3,400	25,101
Zojirushi Corp.	2,000	28,276
Zuken, Inc.	800	13,123
		33,316,119
Jersey, Channel Islands - 0.1%
Centamin PLC	71,818	99,179
Jordan - 0.0%
Hikma Pharmaceuticals PLC	2,544	61,255
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	850	56,083
VP Bank AG	273	42,451
		98,534
Luxembourg - 0.3%
APERAM SA	3,400	155,531
Corestate Capital Holding SA	75	3,486

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Grand City Properties SA	5,001	$129,758
IVS Group SA	880	12,286
L’Occitane International SA	22,250	39,913
Stabilus SA	1,066	87,961
Sword Group	496	20,620
		449,555
Macau - 0.0%
Macau Legend Development, Ltd. (C)	129,000	23,382
Malaysia - 0.0%
Lynas Corp., Ltd. (B)	32,921	37,930
Malta - 0.1%
Kindred Group PLC	6,512	72,997
Monaco - 0.1%
Endeavour Mining Corp. (B)(C)	3,183	49,680
Societe des Bains de Mer & du Cercle
des Etrangers a Monaco (B)	273	18,504
		68,184
Mongolia - 0.0%
Mongolian Mining Corp. (B)(C)	346,000	7,149
Netherlands - 2.5%
Aalberts Industries NV	6,065	258,297
Accell Group NV (C)	1,846	35,884
AMG Advanced Metallurgical Group NV	2,022	93,902
Amsterdam Commodities NV (C)	1,174	26,404
Arcadis NV (C)	6,868	114,911
Argenx SE (B)(C)	826	62,451
ASM International NV	3,323	172,152
ASR Nederland NV	539	25,692
Atrium European Real Estate, Ltd. (B)	9,345	41,463
Basic-Fit NV (B)(D)	814	27,681
BE Semiconductor Industries NV	5,106	107,744
Beter Bed Holding NV (C)	1,056	5,602
BinckBank NV	4,478	27,531
Boskalis Westminster	6,329	199,291
Brack Capital Properties NV (B)	230	26,131
Brunel International NV	1,126	16,285
Corbion NV	4,115	133,862
Euronext NV	2,870	188,574
Flow Traders (D)	2,396	70,232
ForFarmers NV	1,296	14,662
Fugro NV (B)(C)	6,541	86,099
Gemalto NV (B)	3,520	205,142
GrandVision NV (D)	442	10,891
Heijmans NV (B)	2,023	29,181
Hunter Douglas NV	312	23,315
IMCD NV	1,812	141,024
Innoconcepts NV (A)(B)	10,527	0
Intertrust NV (D)	2,332	43,152
KAS Bank NV	330	2,848
Kendrion NV	1,052	36,642
Koninklijke BAM Groep NV (C)	21,587	82,911
Koninklijke Vopak NV	4,088	201,400
Nederland Apparatenfabriek	225	13,163
Nostrum Oil & Gas PLC (B)	1,610	5,083
OCI NV (B)	3,590	114,771
Ordina NV	5,537	11,039
PostNL NV	31,208	111,674
SBM Offshore NV	12,039	217,326
SIF Holding NV	504	9,383
Signify NV (D)	2,131	55,161
Sligro Food Group NV	1,765	75,376
Takeaway.com NV (B)(D)	361	23,346
TKH Group NV	2,191	123,431
TomTom NV (B)	9,381	76,850
Van Lanschot Kempen NV	1,125	29,699
Wessanen	4,763	58,276
		3,435,934
New Zealand - 0.7%
Air New Zealand, Ltd.	24,088	49,353
Chorus, Ltd.	21,283	68,551
EBOS Group, Ltd.	3,359	50,000
Freightways, Ltd.	9,496	49,246
Genesis Energy, Ltd.	22,721	38,918
Gentrack Group, Ltd.	3,060	14,506
Heartland Bank, Ltd.	15,680	17,977
Infratil, Ltd.	26,911	63,577
Kathmandu Holdings, Ltd.	4,554	9,991
Mainfreight, Ltd.	3,278	65,629
Metlifecare, Ltd.	10,897	46,928
NZME, Ltd. (C)	13,259	5,944
PGG Wrightson, Ltd.	8,197	3,316
Pike River Coal, Ltd. (A)(B)	21,968	0
Port of Tauranga, Ltd.	9,464	32,785
Restaurant Brands New Zealand, Ltd.	4,775	24,747
Scales Corp., Ltd.	5,176	17,139
SKY Network Television, Ltd.	18,776	27,342
SKYCITY Entertainment Group, Ltd.	28,677	76,198
Summerset Group Holdings, Ltd.	13,043	67,509
Synlait Milk, Ltd. (B)	4,590	33,017
The New Zealand Refining
Company, Ltd.	11,354	19,346
The Warehouse Group, Ltd.	9,894	13,508
Tourism Holdings, Ltd.	6,274	23,874
TOWER, Ltd. (B)	12,717	6,829
Trade Me Group, Ltd.	14,357	49,616
Vista Group International, Ltd.	5,589	14,338
Z Energy, Ltd.	5,674	26,873
		917,057
Norway - 0.9%
ABG Sundal Collier Holding ASA	13,972	9,870
Akastor ASA (B)	6,104	13,249
Aker Solutions ASA (B)	8,985	63,909
American Shipping Company ASA (B)	1,661	6,331
Atea ASA (B)	4,256	69,055
Austevoll Seafood ASA	5,634	77,613
Axactor SE (B)(C)	11,423	34,973
B2Holding ASA (C)	4,699	9,335
Bonheur ASA	1,672	21,116
Borregaard ASA	6,691	68,566
BW Offshore, Ltd. (B)	8,308	65,891
DNO ASA	36,835	75,955
Europris ASA (B)(D)	1,916	5,377
Frontline, Ltd. (B)	5,015	29,259
Grieg Seafood ASA	2,264	29,924
Hexagon Composites ASA	9,323	28,645
Hoegh LNG Holdings, Ltd.	2,568	14,313
IDEX ASA (B)(C)	19,564	18,010
Kongsberg Automotive ASA (B)	29,400	32,802
Kongsberg Gruppen ASA	2,099	40,458
Kvaerner ASA (B)	11,623	21,460
NEL ASA (B)(C)	31,429	14,938
Nordic Nanovector ASA (B)(C)	2,098	13,381
Nordic Semiconductor ASA (B)	7,334	42,203
Norwegian Air Shuttle ASA (B)(C)	2,048	61,691
Norwegian Finans Holding ASA (B)	1,912	23,368
Norwegian Property ASA	7,609	10,036
Ocean Yield ASA	4,830	39,530

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Odfjell Drilling, Ltd. (B)	2,195	$9,702
Olav Thon Eiendomsselskap ASA	577	10,590
Otello Corp. ASA (B)	6,623	14,423
Petroleum Geo-Services ASA (B)	19,660	88,217
Prosafe SE (B)	336	1,237
Protector Forsikring ASA (B)(C)	4,177	27,235
Sbanken ASA (D)	3,381	36,843
Scatec Solar ASA (D)	7,367	54,499
Sevan Marine ASA (B)	2,068	4,430
Solstad Farstad ASA (B)(C)	2,340	1,408
Spectrum ASA	1,462	11,046
Treasure ASA	3,110	4,913
Veidekke ASA (C)	4,595	50,147
Wilh Wilhelmsen Holding ASA, Class A	862	19,000
XXL ASA (C)(D)	3,048	15,700
		1,290,648
Peru - 0.0%
Hochschild Mining PLC	16,530	35,146
Portugal - 0.5%
Altri SGPS SA	3,101	29,781
Banco Comercial Portugues SA (B)	763,825	226,145
CTT-Correios de Portugal SA (C)	8,914	34,969
Mota-Engil SGPS SA (B)	5,636	13,765
NOS SGPS SA	17,437	104,438
REN - Redes Energeticas Nacionais
SGPS SA (C)	29,268	82,621
Semapa-Sociedade de Investimento &
Gestao	1,885	37,476
Sonae SGPS SA	64,578	66,981
Teixeira Duarte SA (B)	21,736	5,237
The Navigator Company SA	12,847	62,945
		664,358
Russia - 0.0%
Petropavlovsk PLC (B)	214,252	17,734
Singapore - 1.0%
Accordia Golf Trust	40,300	16,065
Ascendas India Trust	45,100	35,974
Banyan Tree Holdings, Ltd.	19,800	7,605
Best World International, Ltd.	16,300	17,523
Boustead Projects, Ltd.	3,000	1,887
Boustead Singapore, Ltd.	10,000	5,819
Bukit Sembawang Estates, Ltd.	11,000	46,475
BW LPG, Ltd. (B)(D)	4,059	17,777
China Aviation Oil Singapore Corp., Ltd.	14,400	16,113
Chip Eng Seng Corp., Ltd.	33,000	20,152
CITIC Envirotech, Ltd.	26,900	10,820
COSCO Shipping International
Singapore Company, Ltd. (B)	58,900	17,864
CSE Global, Ltd.	34,000	12,432
Delfi, Ltd.	21,900	17,963
Ezion Holdings, Ltd. (B)	131,300	7,099
Far East Orchard, Ltd.	5,000	4,828
First Resources, Ltd.	19,300	23,710
Gallant Venture, Ltd. (B)	71,000	6,479
GL, Ltd.	51,700	28,361
Golden Agri-Resources, Ltd.	227,000	41,463
GuocoLand, Ltd.	10,400	14,395
Halcyon Agri Corp., Ltd.	4,293	1,586
Haw Par Corp., Ltd.	4,700	46,428
Ho Bee Land, Ltd.	11,400	21,254
Hong Fok Corp., Ltd.	52,800	26,858
Hong Leong Asia, Ltd. (B)	13,000	5,324
Hong Leong Finance, Ltd.	12,900	24,232
Hutchison Port Holdings Trust	161,400	40,322
Hyflux, Ltd. (B)	24,000	240
IGG, Inc.	47,000	58,471
Indofood Agri Resources, Ltd.	25,000	3,456
Kenon Holdings, Ltd.	787	13,397
Keppel Infrastructure Trust	140,600	50,902
M1, Ltd.	16,900	26,082
Metro Holdings, Ltd.	31,600	25,661
Midas Holdings, Ltd. (A)(B)	86,000	10,267
OM Holdings, Ltd. (B)	10,791	11,889
OUE, Ltd.	11,100	12,422
Raffles Medical Group, Ltd.	34,100	28,189
RHT Health Trust	26,900	14,568
SBS Transit, Ltd.	5,000	9,473
Sembcorp Marine, Ltd.	35,000	52,239
Sheng Siong Group, Ltd.	29,900	24,486
SIA Engineering Company, Ltd.	12,800	27,621
SIIC Environment Holdings, Ltd.	35,800	7,457
Sinarmas Land, Ltd.	94,200	21,343
Singapore Post, Ltd.	66,100	54,621
Singapore Press Holdings, Ltd.	49,100	103,097
Stamford Land Corp., Ltd.	59,000	21,797
StarHub, Ltd.	33,100	45,266
Swiber Holdings, Ltd. (A)(B)	15,000	1,196
UMS Holdings, Ltd.	14,000	7,674
United Engineers, Ltd.	32,100	62,232
United Industrial Corp., Ltd.	7,100	15,458
UOB-Kay Hian Holdings, Ltd.	21,499	19,830
Wheelock Properties Singapore, Ltd.	8,300	12,815
Wing Tai Holdings, Ltd.	21,205	30,251
XP Power, Ltd.	482	18,592
Yeo Hiap Seng, Ltd.	1,104	815
Yongnam Holdings, Ltd. (B)	32,625	4,747
		1,333,362
South Africa - 0.0%
Lonmin PLC (B)	4,766	2,723
Petra Diamonds, Ltd. (B)	87,324	42,896
		45,619
Spain - 2.6%
Acciona SA	1,823	164,829
Acerinox SA	10,424	148,706
Adveo Group International SA (B)	702	590
Alantra Partners SA	1,181	20,991
Almirall SA	4,472	89,732
Amper SA (B)	82,546	28,787
Applus Services SA	6,546	92,959
Atresmedia Corp. de Medios de
Comunicacion SA	6,046	37,522
Baron de Ley (B)	172	22,769
Bolsas y Mercados Espanoles
SHMSF SA	4,108	132,419
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cellnex Telecom SA (D)	7,116	186,633
Cia de Distribucion Integral Logista
Holdings SA	1,883	48,376
CIE Automotive SA	3,433	107,117
Construcciones y Auxiliar de
Ferrocarriles SA	1,425	59,202
Distribuidora Internacional de
Alimentacion SA	26,359	61,093
Duro Felguera SA (B)(C)	185,600	2,166
Ebro Foods SA	5,367	117,140
eDreams ODIGEO SA (B)	6,457	28,030
Elecnor SA	2,026	26,922
Enagas SA	10,746	289,639

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Ence Energia y Celulosa SA	12,997	$131,731
Ercros SA	12,631	73,383
Euskaltel SA (D)	6,084	47,833
Faes Farma SA	20,978	88,597
Fluidra SA	1,739	25,914
Fomento de Construcciones y Contratas
SA (B)	2,106	31,515
Global Dominion Access SA (B)(D)	7,113	43,262
Grupo Catalana Occidente SA	3,214	139,871
Grupo Ezentis SA (B)	25,276	20,901
Indra Sistemas SA (B)	7,058	80,849
Laboratorios Farmaceuticos Rovi SA	987	18,009
Liberbank SA (B)	130,927	72,865
Mediaset Espana Comunicacion SA	7,779	56,633
Melia Hotels International SA	6,008	67,149
Miquel y Costas & Miquel SA	922	34,076
NH Hotel Group SA	16,992	123,768
Obrascon Huarte Lain SA	14,644	29,144
Papeles y Cartones de Europa SA	5,059	98,050
Parques Reunidos Servicios Centrales
SAU (D)	711	9,527
Pharma Mar SA (B)	13,550	23,874
Promotora de Informaciones SA,
Class A (B)	16,196	36,473
Prosegur Cia de Seguridad SA	14,186	88,059
Quabit Inmobiliaria SA (B)	11,110	24,216
Realia Business SA (B)	13,915	16,775
Sacyr SA	28,075	81,967
Solaria Energia y Medio Ambiente
SA (B)(C)	5,568	36,049
Talgo SA (B)(D)	4,711	24,853
Tecnicas Reunidas SA	2,298	70,572
Telepizza Group SA (D)	1,697	10,031
Tubacex SA (B)	6,252	23,048
Tubos Reunidos SA (B)(C)	9,106	3,534
Vidrala SA	964	90,338
Viscofan SA	2,574	187,469
Zardoya Otis SA	6,140	57,206
		3,633,163
Sweden - 2.9%
AcadeMedia AB (B)(D)	1,818	10,072
Acando AB	6,279	26,278
AddLife AB	856	19,280
AddNode Group AB	1,904	24,827
AddTech AB, B Shares	3,734	79,552
AF AB, B Shares	3,297	76,148
Ahlsell AB (D)	5,779	32,343
Ahlstrom-Munksjo OYJ	4,382	83,866
Alimak Group AB (C)(D)	1,185	16,696
Atrium Ljungberg AB, B Shares	2,105	38,179
Attendo AB (D)	2,185	20,537
Avanza Bank Holding AB (C)	1,929	87,713
Beijer Alma AB	2,050	34,334
Beijer Ref AB	6,750	141,768
Bergman & Beving AB	2,270	24,576
Betsson AB (B)	7,923	60,994
Bilia AB, A Shares	5,260	42,891
BillerudKorsnas AB (C)	1,434	18,507
BioGaia AB, B Shares	1,327	66,664
Biotage AB	3,574	47,888
Bonava AB, B Shares	3,323	47,682
Bravida Holding AB (D)	6,336	51,914
Bufab AB	1,896	22,082
Bulten AB	717	8,649
Bure Equity AB	3,775	48,330
Byggmax Group AB (C)	5,363	21,882
Capio AB (D)	2,461	14,029
Catena AB	1,035	23,166
Clas Ohlson AB, B Shares (C)	3,185	25,855
Cloetta AB, B Shares	18,972	58,566
Collector AB (B)	1,870	12,981
Com Hem Holding AB	4,044	66,811
Coor Service Management Holding
AB (D)	1,419	11,346
D Carnegie & Company AB (B)	787	15,079
Dios Fastigheter AB	6,611	42,294
Dometic Group AB (D)	4,454	38,966
Duni AB	2,559	33,883
Dustin Group AB (D)	3,736	35,238
Eastnine AB	1,669	17,308
Enea AB (B)	1,999	24,515
Fabege AB	1,110	15,371
Fagerhult AB (C)	3,293	29,987
FastPartner AB	1,125	7,438
Fingerprint Cards AB, B Shares (B)(C)	26,708	29,392
Granges AB	5,164	61,497
Haldex AB	3,364	32,965
Hemfosa Fastigheter AB	8,774	121,118
HIQ International AB (B)	1,810	11,853
HMS Networks AB	633	11,307
Hoist Finance AB (C)(D)	2,083	17,538
Holmen AB	3,897	101,313
Indutrade AB	1,820	49,212
Inwido AB	3,126	23,526
JM AB	5,515	108,135
KappAhl AB	2,691	10,262
Karo Pharma AB	9,484	33,712
Klovern AB, B Shares	34,595	45,473
KNOW IT AB	2,166	45,856
Kungsleden AB	11,322	83,318
Lagercrantz Group AB, B Shares	4,069	40,234
Lindab International AB	6,008	44,924
Loomis AB, B Shares	2,824	90,867
Mekonomen AB	2,150	30,586
Modern Times Group MTG AB,
B Shares	684	25,077
Momentum Group AB, Class B	2,270	28,712
Mycronic AB (C)	3,734	39,101
NCC AB, B Shares	760	13,446
Nederman Holding AB	887	12,923
NetEnt AB (B)(C)	8,580	34,691
New Wave Group AB, B Shares	4,353	32,262
Nobia AB	6,676	47,213
Nobina AB (D)	7,732	55,239
Nolato AB, B Shares	1,128	69,523
NP3 Fastigheter AB	1,683	12,036
OEM International AB, B Shares	1,656	38,478
Pandox AB	2,052	36,759
Peab AB	11,387	104,101
Platzer Fastigheter Holding AB, Series B	1,885	13,153
Qliro Group AB (B)(C)	6,110	8,792
Ratos AB, B Shares	14,845	54,109
RaySearch Laboratories AB (B)	2,452	33,717
Recipharm AB, B Shares (B)	2,628	41,981
Resurs Holding AB (D)	3,154	23,592
Sagax AB, B Shares	2,621	36,577
SAS AB (B)	6,411	15,473
Scandi Standard AB	2,986	19,217
Scandic Hotels Group AB (D)	4,043	45,351
Sectra AB, B Shares (B)	1,006	26,947

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Sensys Gatso Group AB (B)	23,414	$5,369
SkiStar AB	1,771	44,134
Sweco AB, B Shares	3,430	90,368
Systemair AB	901	11,987
Thule Group AB (D)	4,075	98,441
Troax Group AB	436	14,104
VBG Group AB, B Shares	630	10,729
Vitrolife AB	1,450	21,258
Wallenstam AB, B Shares	6,840	64,756
Wihlborgs Fastigheter AB	8,332	100,484
		3,949,673
Switzerland - 4.7%
Allreal Holding AG (B)	841	134,953
Alpiq Holding AG (B)	155	12,479
ALSO Holding AG (B)	269	33,636
APG SGA SA	136	48,518
Arbonia AG (B)(C)	2,962	40,173
Aryzta AG (B)(C)	3,629	34,617
Ascom Holding AG	2,404	48,870
Autoneum Holding AG	221	44,609
Bachem Holding AG, Class B	99	12,621
Banque Cantonale de Geneve	142	28,151
Banque Cantonale Vaudoise	91	67,423
Belimo Holding AG	21	100,435
Bell Food Group AG	138	43,786
Bellevue Group AG (B)	467	12,108
Berner Kantonalbank AG (C)	285	63,382
BKW AG	1,315	83,441
Bobst Group SA	632	49,330
Bossard Holding AG, Class A	447	88,776
Bucher Industries AG	463	149,080
Burckhardt Compression Holding AG	228	79,138
Burkhalter Holding AG (C)	218	17,243
Calida Holding AG (B)	285	9,893
Cembra Money Bank AG	1,587	143,658
Cicor Technologies, Ltd. (B)	277	13,953
Coltene Holding AG (C)	170	19,409
Conzzeta AG	74	80,475
Daetwyler Holding AG	525	100,054
DKSH Holding AG	1,026	69,857
dormakaba Holding AG (B)(C)	197	148,570
EFG International AG (B)	4,687	35,734
Emmi AG	158	117,957
Energiedienst Holding AG	559	17,305
Evolva Holding SA (B)(C)	72,989	21,312
Feintool International Holding AG (B)	142	16,176
Fenix Outdoor International AG	225	25,636
Ferrexpo PLC	5,662	14,726
Flughafen Zurich AG	661	133,562
Forbo Holding AG	66	105,849
GAM Holding AG (B)	11,204	79,668
Georg Fischer AG	261	295,627
Gurit Holding AG	22	18,462
Helvetia Holding AG	463	282,039
Hiag Immobilien Holding AG (B)	305	38,897
HOCHDORF Holding AG (B)(C)	124	22,384
Huber & Suhner AG	859	64,217
Hypothekarbank Lenzburg AG	3	13,733
Implenia AG	994	63,082
Inficon Holding AG (B)	129	65,904
Interroll Holding AG	48	93,552
Intershop Holding Ag	93	46,903
IWG PLC	38,584	121,941
Jungfraubahn Holding AG	153	22,302
Kardex AG (B)	420	71,379
Komax Holding AG	232	74,880
Kudelski SA (B)(C)	2,497	21,419
LEM Holding SA	34	40,069
Luzerner Kantonalbank AG	254	128,839
MCH Group AG (B)	273	7,536
Metall Zug AG, B Shares	12	39,366
Mobilezone Holding AG	3,642	43,023
Mobimo Holding AG	463	109,654
OC Oerlikon Corp. AG (B)	9,688	133,139
Orascom Development Holding
AG (B)(C)	533	6,478
Orell Fuessli Holding AG (C)	92	8,433
Oriflame Holding AG	1,523	38,924
Orior AG	425	39,823
Panalpina Welttransport Holding AG	610	88,682
Phoenix Mecano AG	38	25,165
Plazza AG, Class A	62	14,205
PSP Swiss Property AG	2,015	195,343
Rieter Holding AG (C)	251	38,570
Romande Energie Holding SA	34	42,687
Schaffner Holding AG (B)	40	13,987
Schmolz + Bickenbach AG (B)	39,436	30,995
Schweiter Technologies AG	71	85,944
SFS Group AG (B)	645	74,788
Siegfried Holding AG (B)	266	123,697
St. Galler Kantonalbank AG	125	63,249
Sulzer AG	887	106,340
Sunrise Communications Group
AG (B)(D)	2,013	182,415
Swiss Prime Site AG (B)	2,030	173,190
Swissquote Group Holding SA	588	42,746
Tamedia AG	201	24,450
Tecan Group AG	416	98,480
u-blox Holding AG (B)(C)	431	61,727
Valiant Holding AG	1,060	119,880
Valora Holding AG (B)	284	76,277
VAT Group AG (B)(D)	840	94,213
Vaudoise Assurances Holding SA	64	33,682
Vetropack Holding AG	10	25,342
Von Roll Holding AG (B)	7,878	10,290
Vontobel Holding AG	1,927	136,134
VZ Holding AG	161	47,845
Walliser Kantonalbank	203	22,022
Warteck Invest AG (B)	7	13,763
Ypsomed Holding AG (B)(C)	276	39,393
Zehnder Group AG	615	26,821
Zug Estates Holding AG, B Shares	16	27,728
Zuger Kantonalbank AG	13	77,078
		6,495,696
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (B)	33,134	27,130
United Kingdom - 15.9%
4imprint Group PLC	1,523	39,613
A.G. Barr PLC	5,484	51,427
AA PLC	34,743	43,892
Acacia Mining PLC (B)	8,311	14,355
Afren PLC (A)(B)	55,554	0
Aggreko PLC	12,621	143,534
Alizyme PLC (A)(B)	22,479	0
Anglo Pacific Group PLC	12,147	23,151
Anglo-Eastern Plantations PLC	1,225	9,109
Arrow Global Group PLC	6,931	20,804

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashmore Group PLC	13,971	$66,117
Auto Trader Group PLC (D)	47,541	276,559
AVEVA Group PLC	2,666	100,492
Avon Rubber PLC	2,322	39,007
B&M European Value Retail SA	21,370	107,701
Babcock International Group PLC	8,180	77,039
Balfour Beatty PLC	61,546	219,563
BBA Aviation PLC	65,305	255,625
Beazley PLC	34,635	257,521
Bellway PLC	9,329	366,136
Bodycote PLC	12,562	148,170
Bovis Homes Group PLC	15,303	213,619
Braemar Shipping Services PLC	1,328	4,578
Brewin Dolphin Holdings PLC	24,458	109,151
Britvic PLC	11,749	119,599
BTG PLC (B)	24,098	173,077
Cairn Energy PLC (B)	39,916	120,648
Cambian Group PLC	6,001	15,293
Capita PLC	4,370	8,131
Capital & Counties Properties PLC	37,080	128,655
Card Factory PLC	10,403	26,852
Carillion PLC (B)	35,521	6,574
Charles Taylor PLC	4,285	14,628
Chemring Group PLC	24,869	69,539
Chesnara PLC	5,125	23,727
Cineworld Group PLC	75,022	308,260
Circassia Pharmaceuticals PLC (B)	9,034	8,724
Clarkson PLC	2,778	97,606
Close Brothers Group PLC	13,426	276,716
CLS Holdings PLC	10,759	30,940
CMC Markets PLC (D)	7,009	12,667
Cobham PLC (B)	110,551	167,985
Computacenter PLC	4,832	79,681
Concentric AB	3,084	49,546
Connect Group PLC	21,090	8,916
Consort Medical PLC	3,903	60,649
ConvaTec Group PLC (D)	8,153	24,668
Costain Group PLC	4,797	26,071
Countryside Properties PLC (D)	4,776	21,535
Countrywide PLC (B)	23,471	3,588
Cranswick PLC	5,686	250,776
Crest Nicholson Holdings PLC	16,969	77,390
CYBG PLC	8,192	34,581
Daejan Holdings PLC	569	43,318
Daily Mail & General Trust PLC,
Class A	18,218	166,518
Dairy Crest Group PLC	17,428	103,778
De La Rue PLC	6,976	43,685
Debenhams PLC	76,182	9,685
Devro PLC	12,253	32,877
DFS Furniture PLC	12,509	35,153
Dialight PLC (B)	105	652
Dialog Semiconductor PLC (B)	5,144	112,576
Dignity PLC	3,439	45,527
Diploma PLC	12,647	233,107
DiscoverIE Group PLC	3,093	15,321
Dixons Carphone PLC	16,350	36,043
Domino’s Pizza Group PLC	21,060	76,689
Drax Group PLC	33,303	168,367
Dunelm Group PLC	5,863	41,704
EI Group PLC (B)	40,990	88,520
Electrocomponents PLC	51,421	481,051
Elementis PLC	47,804	167,092
EnQuest PLC (B)	76,575	40,960
Equiniti Group PLC (D)	10,616	36,758
Essentra PLC	14,966	78,845
esure Group PLC	14,313	51,756
Euromoney Institutional Investor PLC	4,132	72,308
FDM Group Holdings PLC	3,208	40,518
Findel PLC (B)	8,139	29,759
Firstgroup PLC (B)	121,071	143,379
FLEX LNG, Ltd. (B)	15,708	28,586
Foxtons Group PLC	23,551	16,398
Fuller Smith & Turner PLC, Class A	1,525	18,818
Galliford Try PLC	8,600	113,101
Games Workshop Group PLC	3,497	172,525
Gem Diamonds, Ltd. (B)	12,666	19,601
Genus PLC	1,954	60,781
Gocompare.Com Group PLC	23,140	29,247
Grainger PLC	22,342	87,193
Greene King PLC	20,833	133,025
Greggs PLC	5,760	79,131
Halfords Group PLC	15,547	64,125
Hays PLC	123,679	328,316
Headlam Group PLC	6,602	40,960
Helical PLC	8,263	35,718
Henry Boot PLC	5,301	19,915
Hill & Smith Holdings PLC	9,153	117,475
Hilton Food Group PLC	1,880	23,591
HomeServe PLC	13,223	176,394
Howden Joinery Group PLC	43,526	265,803
Hunting PLC	14,400	145,912
Huntsworth PLC	8,062	12,073
Ibstock PLC (D)	12,026	36,926
IG Group Holdings PLC	23,595	194,514
IMI PLC	11,737	167,560
Inchcape PLC	25,976	226,184
Indivior PLC (B)	37,592	90,159
Inmarsat PLC	15,832	103,063
Intermediate Capital Group PLC	12,019	170,470
International Personal Finance PLC	12,526	36,573
Interserve PLC (B)	17,216	13,142
IP Group PLC (B)	7,609	12,788
ITE Group PLC	72,836	68,058
J.D. Wetherspoon PLC	6,322	107,507
James Fisher & Sons PLC	5,175	128,205
Jardine Lloyd Thompson Group PLC	8,847	218,312
JD Sports Fashion PLC	22,486	134,373
John Laing Group PLC (D)	9,818	39,938
John Menzies PLC	7,323	52,222
John Wood Group PLC	27,017	271,057
JPJ Group PLC (B)	3,107	30,743
Jupiter Fund Management PLC	22,824	120,228
Just Group PLC	20,396	23,498
KAZ Minerals PLC	11,463	81,656
KCOM Group PLC	44,045	53,832
Keller Group PLC	6,571	86,889
Kier Group PLC	10,012	118,220
Ladbrokes Coral Group PLC (A)	83,260	11,720
Lancashire Holdings, Ltd.	16,425	130,108
Lookers PLC	22,449	31,084
Low & Bonar PLC	22,280	11,358
LSL Property Services PLC	6,404	22,201
Man Group PLC	100,818	231,274
Marshalls PLC	12,527	67,676
Marston’s PLC	54,494	70,112
McBride PLC (B)	14,770	27,367
McCarthy & Stone PLC (D)	19,899	34,784
Mears Group PLC	8,289	40,139
Meggitt PLC	42,927	316,928

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Merlin Entertainments PLC (D)	2,119	$11,051
Metro Bank PLC (B)	674	26,093
Millennium & Copthorne Hotels PLC	11,031	74,832
Mitchells & Butlers PLC	18,406	63,210
Mitie Group PLC	42,331	80,820
MJ Gleeson PLC	2,770	26,798
Moneysupermarket.com Group PLC	27,410	99,739
Morgan Advanced Materials PLC	29,845	129,044
Morgan Sindall Group PLC	3,781	64,948
Mothercare PLC (B)	17,482	4,654
MWB Group Holdings PLC (A)(B)	11,618	738
N. Brown Group PLC	9,633	17,167
National Express Group PLC	36,763	186,969
NCC Group PLC	13,335	34,794
NEX Group PLC	19,909	257,405
Northgate PLC	13,449	72,843
Ocado Group PLC (B)	24,801	290,550
OneSavings Bank PLC	13,146	69,575
Ophir Energy PLC (B)	20,754	10,273
Oxford Instruments PLC	4,212	54,446
Pagegroup PLC	22,193	165,377
Paragon Banking Group PLC	14,059	87,689
PayPoint PLC	4,414	53,410
Pendragon PLC	102,667	36,357
Pennon Group PLC	25,144	233,684
Petrofac, Ltd.	10,788	90,714
Pets at Home Group PLC	8,991	13,981
Phoenix Group Holdings	27,379	241,161
Photo-Me International PLC	18,684	30,271
Polypipe Group PLC	5,799	26,879
Premier Foods PLC (B)	41,106	22,644
Premier Oil PLC (B)	52,556	94,218
Provident Financial PLC (B)	2,509	19,739
PZ Cussons PLC	16,024	48,782
QinetiQ Group PLC	39,382	146,855
Rank Group PLC	7,303	16,142
Rathbone Brothers PLC	3,037	94,962
Reach PLC	27,680	24,281
Redrow PLC	17,431	132,485
Renewi PLC	86,394	64,127
Renishaw PLC	2,508	154,810
Ricardo PLC	5,161	56,901
Rightmove PLC	7,440	45,659
RM PLC	8,752	23,329
Robert Walters PLC	3,076	27,219
Rotork PLC	60,697	261,257
RPC Group PLC	35,082	363,307
RPS Group PLC	21,630	62,013
Saga PLC	27,771	47,273
Savills PLC	9,220	93,857
SDL PLC	7,019	43,737
Senior PLC	44,407	180,473
Severfield PLC	11,941	11,655
SIG PLC	58,251	96,238
Sirius Minerals PLC (B)	37,690	13,709
Soco International PLC	16,636	18,769
Softcat PLC	5,177	53,691
Spectris PLC	9,787	302,299
Speedy Hire PLC	24,369	20,554
Spirax-Sarco Engineering PLC	731	69,447
Spire Healthcare Group PLC (D)	8,597	15,970
Spirent Communications PLC	67,788	119,389
Sportech PLC (B)	11,390	9,410
Sports Direct International PLC (B)	7,111	31,596
SSP Group PLC	19,008	179,510
St. Ives PLC	3,492	4,682
St. Modwen Properties PLC	21,589	106,731
Stagecoach Group PLC	27,597	56,264
Stallergenes Greer PLC (B)	390	13,898
SThree PLC	8,144	40,016
Stobart Group, Ltd.	19,806	64,133
Stock Spirits Group PLC	6,082	15,592
Stolt-Nielsen, Ltd.	2,414	36,945
STV Group PLC	2,685	13,636
Superdry PLC	3,110	44,009
Synthomer PLC	21,934	154,615
TalkTalk Telecom Group PLC	31,116	49,950
Tate & Lyle PLC	35,835	318,664
Ted Baker PLC	2,952	88,967
Telecom Plus PLC	4,213	57,241
The Go-Ahead Group PLC	4,905	102,788
The Gym Group PLC (D)	3,234	13,225
The Restaurant Group PLC	12,695	49,175
The Vitec Group PLC	1,430	26,105
The Weir Group PLC	78	1,789
Thomas Cook Group PLC	58,171	43,842
Topps Tiles PLC	15,591	12,753
TP ICAP PLC	33,151	115,102
Travis Perkins PLC	14,174	196,694
Trifast PLC	7,237	21,556
TT Electronics PLC	14,769	50,141
Tullow Oil PLC (B)(C)	148,951	508,099
U & I Group PLC	12,008	35,539
Ultra Electronics Holdings PLC	7,729	159,806
Vectura Group PLC (B)	41,947	43,609
Vesuvius PLC	16,164	135,751
Victrex PLC	9,879	429,588
Virgin Money Holdings UK PLC	8,472	42,261
Volex PLC (B)	3,136	3,447
Vp PLC	637	9,063
WH Smith PLC	6,444	173,022
William Hill PLC	58,234	191,358
Wilmington PLC	8,076	19,190
Wincanton PLC	7,151	20,694
Xaar PLC	5,629	12,049
Zeal Network SE	349	8,708
		21,812,163
United States - 0.4%
Alacer Gold Corp. (B)	21,191	32,812
Argonaut Gold, Inc. (B)	12,132	13,431
Cott Corp.	11,107	179,291
Energy Fuels, Inc. (B)(C)	730	2,385
Epsilon Energy, Ltd. (B)	3,600	6,968
Invesque, Inc.	2,000	15,920
Maxar Technologies, Ltd.	1,751	57,669
Ormat Technologies, Inc. (A)	1	40
REC Silicon ASA (B)(C)	135,975	10,548
Reliance Worldwide Corp., Ltd.	10,641	39,749
Sims Metal Management, Ltd.	12,099	110,589
Tahoe Resources, Inc. (B)	19,100	52,791
		522,193
TOTAL COMMON STOCKS (Cost $127,926,461)		$135,417,367

PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Draegerwerk AG & Company KGaA	721	45,732
Jungheinrich AG	1,678	63,861
Sartorius AG	646	104,711
Sixt SE	1,166	92,795
STO SE & Company KGaA	124	13,254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Villeroy & Boch AG	625	$11,561
		331,914
TOTAL PREFERRED SECURITIES (Cost $212,141)		$331,914

RIGHTS - 0.0%
GL Events (Expiration Date: 10-9-18;
Strike Price: EUR 17.80) (B)(C)	868	403
Hong Leong Asia, Ltd. (Expiration
Date: 12-31-49; Strike Price: SGD
0.54) (B)	13,000	190
Mekonomen AB (Expiration
Date: 10-19-18; Strike Price: SEK
79.00) (B)	8,600	6,552
SAMTY Company, Ltd. (Expiration
Date: 11-20-18; Strike Price: JPY
1,230.00) (B)	1,600	2,929
TOTAL RIGHTS (Cost $6,670)		$10,074

WARRANTS - 0.0%
Ezion Holdings, Ltd. (Expiration
Date: 4-6-23; Strike Price: SGD
0.28) (B)	78,780	597
Tervita Corp. (Expiration Date: 7-19-20;
Strike Price: CAD 18.75) (B)	129	25
TOTAL WARRANTS (Cost $0)		$622

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral Trust,
2.1505% (E)(F)	1,229,473	12,300,382
TOTAL SECURITIES LENDING COLLATERAL (Cost
$12,300,662)		$12,300,382
Total Investments (International Small Company Trust)
(Cost $140,445,934) - 107.8%		$148,060,359
Other assets and liabilities, net - (7.8%)		(10,665,509)
TOTAL NET ASSETS - 100.0%		$137,394,850

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

Security Abbreviations and Legend

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $11,576,312.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	6	Long	Dec 2018	$582,706	$592,650	$9,944
						$9,944

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Canada - 5.6%
Alamos Gold, Inc., Class A (A)	1,966,700	$9,066,487
Barrick Gold Corp. (A)	492,080	5,452,246
Cenovus Energy, Inc. (A)	728,428	7,314,451
Husky Energy, Inc.	589,000	10,342,213
Wheaton Precious Metals Corp.	764,500	13,376,456
		45,551,853
China - 9.2%
Baidu, Inc., ADR (B)	72,960	16,684,498
China Life Insurance Company, Ltd.,
H Shares	4,444,000	10,099,588
China Telecom Corp., Ltd., H Shares	28,882,427	14,357,450
NetEase, Inc., ADR	27,200	6,208,400
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,883,600	7,208,340
Sinopec Engineering Group
Company, Ltd., H Shares	8,565,500	9,783,936

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd.,
H Shares	2,050,800	$10,031,207
		74,373,419
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series B (A)	3,094	4,346,671
Vestas Wind Systems A/S	94,100	6,357,044
		10,703,715
France - 7.5%
AXA SA	421,124	11,284,304
BNP Paribas SA	317,814	19,461,836
Cie Generale des Etablissements
Michelin SCA	56,137	6,700,270
Sanofi	137,334	12,270,403
TOTAL SA (A)	88,544	5,757,193
Veolia Environnement SA	250,117	4,990,986
		60,464,992
Germany - 7.2%
Bayer AG	130,914	11,612,151
E.ON SE	825,726	8,402,370
Gerresheimer AG	114,658	9,679,622
Merck KGaA	67,540	6,978,274
MorphoSys AG (B)	34,340	3,673,647
Siemens AG	68,476	8,755,583
Telefonica Deutschland Holding AG	2,187,252	9,239,653
		58,341,300
Hong Kong - 4.0%
China Mobile, Ltd.	1,127,000	11,080,487
CK Hutchison Holdings, Ltd.	1,168,000	13,444,545
Kunlun Energy Company, Ltd.	4,046,000	4,709,013
Value Partners Group, Ltd. (A)	4,014,900	3,194,431
		32,428,476
India - 0.7%
Hero MotoCorp, Ltd.	93,492	3,757,918
Jain Irrigation Systems, Ltd.	2,091,418	1,764,232
		5,522,150
Ireland - 3.2%
Bank of Ireland Group PLC	1,279,575	9,784,816
CRH PLC	164,197	5,371,600
Shire PLC	180,172	10,885,312
		26,041,728
Israel - 2.7%
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	1,023,058	22,036,669
Italy - 2.3%
Eni SpA	974,213	18,363,487
Japan - 10.1%
Astellas Pharma, Inc.	611,600	10,680,355
Ezaki Glico Company, Ltd. (A)	102,600	5,042,119
Inpex Corp.	506,600	6,329,741
Mitsui Fudosan Company, Ltd.	140,400	3,320,581
Panasonic Corp.	843,500	9,777,201
Seven & i Holdings Company, Ltd.	176,700	7,878,155
SoftBank Group Corp.	89,200	8,911,043
Sumitomo Metal Mining
Company, Ltd. (A)	139,000	4,873,943
Sumitomo Rubber Industries, Ltd.	552,200	8,291,990
Suntory Beverage & Food, Ltd.	199,800	8,464,738
Taiheiyo Cement Corp.	247,100	7,749,781
		81,319,647
Luxembourg - 1.0%
SES SA	382,620	8,392,924
Malta - 0.0%
BGP Holdings PLC (B)(C)	2,126,418	0
Netherlands - 8.9%
Aegon NV	1,645,809	10,682,186
Flow Traders (A)(D)	139,490	4,088,750
ING Groep NV	590,291	7,661,441
NXP Semiconductors NV	91,600	7,831,800
QIAGEN NV (B)	209,120	7,919,898
Royal Dutch Shell PLC, B Shares	705,858	24,709,803
SBM Offshore NV (A)	500,729	9,039,090
		71,932,968
Singapore - 1.5%
Singapore Telecommunications, Ltd.	4,984,600	11,811,981
Singapore Telecommunications, Ltd.,
ADR (A)	5,000	117,825
		11,929,806
South Korea - 7.7%
Hana Financial Group, Inc.	289,684	11,631,623
KB Financial Group, Inc., ADR	261,351	12,618,026
Lotte Chemical Corp.	13,297	3,332,333
Samsung Electronics Company, Ltd.	829,250	34,704,837
		62,286,819
Sweden - 0.6%
Getinge AB, B Shares	406,590	4,669,402
Switzerland - 4.6%
Landis+Gyr Group AG (A)(B)	67,161	4,488,090
Roche Holding AG	87,531	21,166,348
UBS Group AG (B)	732,755	11,569,201
		37,223,639
Taiwan - 2.2%
Quanta Computer, Inc.	2,877,000	5,013,427
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,449,000	12,365,094
		17,378,521
Thailand - 2.3%
Bangkok Bank PCL	722,300	4,869,416
Bangkok Bank PCL, NVDR	1,236,700	8,032,387
Kasikornbank PCL	221,800	1,494,978
Kasikornbank PCL, NVDR	573,200	3,828,372
		18,225,153
United Kingdom - 14.6%
Aviva PLC	918,976	5,863,529
BAE Systems PLC	944,250	7,742,865
Barclays PLC	4,561,161	10,116,820
BP PLC	3,797,960	29,110,550
Cobham PLC (B)	3,108,926	4,724,092
HSBC Holdings PLC	1,537,938	13,419,178
Johnson Matthey PLC	284,940	13,222,207
Kingfisher PLC	3,164,095	10,698,579
SIG PLC	1,201,056	1,984,301
Standard Chartered PLC	2,497,847	20,695,297
Travis Perkins PLC	25,451	353,187
		117,930,605
TOTAL COMMON STOCKS (Cost $744,324,315)		$785,117,273

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral Trust,
2.1505% (E)(F)	5,154,793	51,571,640
TOTAL SECURITIES LENDING COLLATERAL (Cost
$51,576,838)		$51,571,640

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency - 2.2%
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	$18,400,000	$18,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,400,000)		$18,400,000
Total Investments (International Value Trust)
(Cost $814,301,153) - 105.8%		$855,088,913
Other assets and liabilities, net - (5.8%)		(47,235,212)
TOTAL NET ASSETS - 100.0%		$807,853,701

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $48,886,175.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 57.0%
U.S. Government – 20.3%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		$1,852,000	$1,619,390
3.000%, 11/15/2044 to 02/15/2048		5,250,000	5,058,303
3.625%, 08/15/2043		680,000	729,327
3.750%, 11/15/2043		2,689,000	2,943,405
4.375%, 11/15/2039		2,205,000	2,615,681
4.500%, 02/15/2036		1,542,000	1,829,679
5.375%, 02/15/2031		3,000	3,707
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027		7,458,648	7,128,447
U.S. Treasury Notes
1.250%, 06/30/2019		1,475,000	1,460,999
1.375%, 04/30/2021		258,000	248,496
1.625%, 06/30/2020 to 04/30/2023		9,490,000	9,157,898
1.875%, 06/30/2020 to 02/28/2022		4,292,000	4,169,063
2.000%, 06/30/2024 (A)		2,060,000	1,954,103
2.000%, 02/15/2025		7,467,000	7,032,981
2.750%, 02/15/2024		66,000	65,306
3.125%, 05/15/2021		7,350,000	7,397,373
			53,414,158
U.S. Government Agency – 36.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,300,000	1,281,015
3.500%, TBA (B)		3,300,000	3,248,352
3.500%, 03/01/2048 to 06/01/2048		5,299,998	5,220,041
4.000%, TBA (B)		12,700,000	12,825,235
4.500%, TBA (B)		3,300,000	3,405,845
5.000%, 12/01/2034		179,816	190,690
6.500%, 04/01/2029 to 08/01/2034		12,309	13,677
7.500%, 12/01/2025 to 05/01/2028		5,259	5,745
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045		1,676,413	1,565,338
2.660%, 03/01/2027		815,000	767,933
2.720%, 03/01/2027		760,207	722,915
2.780%, 03/01/2027		346,102	330,238
2.880%, 11/01/2027		1,045,111	992,862
2.970%, 06/01/2027 to 06/01/2030		1,267,882	1,201,864
3.000%, 07/01/2027		735,000	704,841
3.160%, 08/01/2027		985,000	956,995
3.500%, TBA (B)		26,900,000	26,474,786
3.500%, 06/01/2046 to 05/01/2048		12,893,614	12,705,628
5.000%, TBA (B)		1,800,000	1,889,628
Government National
Mortgage Association
3.000%, TBA (B)		4,300,000	4,164,501
3.500%, TBA (B)		9,100,000	9,047,013
4.000%, TBA (B)		3,600,000	3,660,497
4.000%, 11/15/2040 to 02/15/2042		75,283	77,200
4.500%, TBA (B)		4,600,000	4,753,933
6.000%, 08/15/2032 to 04/15/2035		68,403	75,310
6.500%, 06/15/2028 to 02/15/2035		34,125	37,481
7.000%, 11/15/2031 to 11/15/2033		189,230	209,185
			96,528,748
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $153,415,346)			$149,942,906

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.0%
Republic of Argentina
5.250%, 01/15/2028	EUR	135,000	124,729
Ghana – 0.1%
Republic of Ghana
8.627%, 06/16/2049 (C)		$200,000	199,692
Ireland – 0.0%
Republic of Ireland
4.500%, 10/18/2018	EUR	55,000	63,979
Panama – 0.1%
Republic of Panama
4.300%, 04/29/2053		$200,000	192,500
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (C)		300,000	312,000
Romania – 0.1%
Government of Romania
6.125%, 01/22/2044		302,000	340,505
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia
4.500%, 10/26/2046		201,000	190,799
4.625%, 10/04/2047 (C)		265,000	254,714
			445,513
United Arab Emirates – 0.3%
Abu Dhabi Government
4.125%, 10/11/2047 (C)		800,000	762,226
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$2,500,770)			$2,441,144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 29.3%
Communication services – 3.8%
21st Century Fox America, Inc.
3.375%, 11/15/2026	$35,000	$34,123
7.750%, 01/20/2024	152,000	179,729
7.850%, 03/01/2039	105,000	152,846
AT&T, Inc.
4.100%, 02/15/2028 (C)	140,000	135,678
4.125%, 02/17/2026	255,000	251,844
4.250%, 03/01/2027	80,000	78,923
4.300%, 02/15/2030 (C)	390,000	374,799
4.750%, 05/15/2046	375,000	342,083
AT&T, Inc. (3 month LIBOR + 0.650%)
2.989%, 01/15/2020 (D)	75,000	75,338
Charter Communications Operating LLC
4.464%, 07/23/2022	295,000	299,887
4.908%, 07/23/2025	265,000	268,963
5.750%, 04/01/2048	255,000	254,843
6.484%, 10/23/2045	370,000	397,239
Comcast Cable Communications LLC
8.500%, 05/01/2027	96,000	122,996
Comcast Corp.
2.350%, 01/15/2027	45,000	39,570
3.200%, 07/15/2036	55,000	45,834
4.049%, 11/01/2052	255,000	225,060
Cox Communications, Inc.
3.150%, 08/15/2024 (C)	395,000	374,246
4.800%, 02/01/2035 (C)	85,000	79,237
Discovery Communications LLC
2.800%, 06/15/2020 (C)	306,000	302,881
3.800%, 03/13/2024	190,000	186,306
3.950%, 06/15/2025 (C)	117,000	114,123
4.900%, 03/11/2026	100,000	102,588
DISH DBS Corp.
6.750%, 06/01/2021	66,000	67,403
Sprint Corp.
7.125%, 06/15/2024	85,000	88,294
Sprint Spectrum Company LLC
5.152%, 03/20/2028 (C)	280,000	281,372
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	14,318
7.721%, 06/04/2038	25,000	26,500
Telecom Italia SpA
5.303%, 05/30/2024 (C)	500,000	485,625
Telefonica Emisiones SAU
7.045%, 06/20/2036	170,000	204,854
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (C)	295,000	285,671
3.595%, 01/19/2028 (C)	200,000	189,220
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	353,697
5.875%, 11/15/2040	195,000	196,591
Verizon Communications, Inc.
4.272%, 01/15/2036	330,000	314,128
4.400%, 11/01/2034	225,000	219,164
4.500%, 08/10/2033	55,000	54,551
4.522%, 09/15/2048	345,000	328,280
4.672%, 03/15/2055	138,000	130,395
4.812%, 03/15/2039	120,000	120,705
4.862%, 08/21/2046	65,000	65,011
5.012%, 08/21/2054	135,000	135,252
5.250%, 03/16/2037	220,000	234,279
Verizon Communications, Inc. (3 month
LIBOR + 0.550%) 2.860%,
05/22/2020 (D)	55,000	55,314
Viacom, Inc.
4.250%, 09/01/2023	640,000	644,734
4.375%, 03/15/2043	114,000	99,339
4.850%, 12/15/2034	23,000	21,728
Videotron, Ltd.
5.375%, 06/15/2024 (C)	40,000	41,100
Vodafone Group PLC
4.375%, 05/30/2028	440,000	433,264
Warner Media LLC
2.950%, 07/15/2026	280,000	253,750
3.800%, 02/15/2027	25,000	23,900
3.875%, 01/15/2026	70,000	67,892
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	65,000	63,375
5.000%, 08/01/2023 (C)	10,000	9,988
		9,948,830
Consumer discretionary – 1.1%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	235,000	218,940
4.200%, 12/06/2047	400,000	364,171
Amazon.com, Inc.
2.800%, 08/22/2024	80,000	77,253
3.875%, 08/22/2037	295,000	288,417
Ford Motor Company
5.291%, 12/08/2046	75,000	66,706
Ford Motor Credit Company LLC
3.815%, 11/02/2027 (E)	200,000	178,815
General Motors Company
4.950%, 04/01/2049	90,000	89,263
5.400%, 04/01/2048	250,000	233,014
6.250%, 10/02/2043	140,000	143,383
6.750%, 04/01/2046	180,000	194,583
General Motors Financial Company, Inc.
3.950%, 04/13/2024	130,000	126,576
General Motors Financial Company, Inc.
(3 month LIBOR + 1.560%) 3.899%,
01/15/2020 (D)	100,000	101,302
GLP Capital LP
5.300%, 01/15/2029	145,000	145,258
Lennar Corp.
4.750%, 11/29/2027	25,000	24,063
Liberty Interactive LLC
8.250%, 02/01/2030	75,000	79,973
Lowe’s Companies, Inc.
3.700%, 04/15/2046	15,000	13,600
McDonald’s Corp.
3.350%, 04/01/2023	205,000	203,214
PulteGroup, Inc.
5.500%, 03/01/2026	20,000	19,900
Starbucks Corp.
3.800%, 08/15/2025	140,000	139,033
4.000%, 11/15/2028	85,000	84,715
The Home Depot, Inc.
3.500%, 09/15/2056	95,000	82,709
Toll Brothers Finance Corp.
4.875%, 11/15/2025	50,000	49,125
VOC Escrow, Ltd.
5.000%, 02/15/2028 (C)	10,000	9,610
		2,933,623
Consumer staples – 2.2%
Altria Group, Inc.
2.850%, 08/09/2022	600,000	586,253
3.875%, 09/16/2046	285,000	250,035
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023	310,000	306,044

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev
Finance, Inc. (continued)
4.700%, 02/01/2036		$50,000	$50,007
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/2024		165,000	163,242
3.750%, 07/15/2042		225,000	194,625
4.600%, 04/15/2048		120,000	116,052
4.750%, 04/15/2058		240,000	232,526
BAT Capital Corp.
2.297%, 08/14/2020 (C)		1,480,000	1,450,307
3.222%, 08/15/2024 (C)		160,000	152,460
4.390%, 08/15/2037 (C)		350,000	325,239
Constellation Brands, Inc.
2.650%, 11/07/2022		265,000	253,249
2.700%, 05/09/2022		40,000	38,565
3.600%, 02/15/2028		175,000	163,660
4.500%, 05/09/2047		25,000	23,292
4.750%, 12/01/2025		233,000	238,570
Kraft Heinz Foods Company
4.375%, 06/01/2046		175,000	154,313
4.625%, 01/30/2029		320,000	319,274
Reynolds American, Inc.
4.000%, 06/12/2022		40,000	40,240
Sysco Corp.
2.500%, 07/15/2021		245,000	239,241
Walmart, Inc.
3.400%, 06/26/2023		575,000	576,924
			5,874,118
Energy – 1.6%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		80,000	76,992
Andeavor
3.800%, 04/01/2028		100,000	95,040
Andeavor Logistics LP
4.250%, 12/01/2027		220,000	214,840
6.250%, 10/15/2022		15,000	15,413
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027		380,000	369,895
Continental Resources, Inc.
4.500%, 04/15/2023		15,000	15,260
5.000%, 09/15/2022		36,000	36,522
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	20,300
5.600%, 04/01/2044		30,000	28,725
Enbridge Pipelines, Inc.
6.620%, 11/19/2018	CAD	50,000	38,920
Encana Corp.
3.900%, 11/15/2021		$155,000	155,656
Energy Transfer Partners LP
4.200%, 09/15/2023		95,000	95,736
EQT Midstream Partners LP
4.750%, 07/15/2023		120,000	121,653
5.500%, 07/15/2028		145,000	148,673
Hess Corp.
4.300%, 04/01/2027		180,000	174,451
6.000%, 01/15/2040		15,000	15,550
Kerr-McGee Corp.
6.950%, 07/01/2024		240,000	270,200
Marathon Oil Corp.
3.850%, 06/01/2025		70,000	68,399
MPLX LP
4.000%, 03/15/2028		100,000	96,130
4.125%, 03/01/2027		165,000	160,639
4.700%, 04/15/2048		60,000	56,100
5.200%, 03/01/2047		40,000	40,023
Petroleos Mexicanos
6.750%, 09/21/2047		217,000	207,059
Phillips 66
3.900%, 03/15/2028		165,000	162,659
QEP Resources, Inc.
5.375%, 10/01/2022		40,000	40,150
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		85,000	82,412
SM Energy Company
6.125%, 11/15/2022		35,000	36,050
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		175,000	167,726
3.500%, 01/15/2028 (C)		55,000	51,923
The Williams Companies, Inc.
3.700%, 01/15/2023		15,000	14,830
4.300%, 03/04/2024		60,000	60,518
4.550%, 06/24/2024		5,000	5,078
TransCanada PipeLines, Ltd.
4.750%, 05/15/2038		75,000	76,261
6.100%, 06/01/2040		20,000	22,975
Transcontinental Gas Pipe Line
Company LLC
4.000%, 03/15/2028		55,000	53,714
Tullow Oil PLC
7.000%, 03/01/2025 (C)		200,000	195,000
Valero Energy Corp.
3.400%, 09/15/2026		185,000	175,570
Valero Energy Partners LP
4.500%, 03/15/2028		245,000	240,543
Western Gas Partners LP
4.500%, 03/01/2028		235,000	225,303
4.750%, 08/15/2028		15,000	14,660
5.500%, 08/15/2048		15,000	14,117
WPX Energy, Inc.
5.250%, 09/15/2024		45,000	45,307
YPF SA
16.500%, 05/09/2022 (C)	ARS	6,797,946	85,611
			4,292,583
Financials – 10.1%
American Express Company
3.400%, 02/27/2023		$275,000	270,694
American International Group, Inc.
3.375%, 08/15/2020		597,000	597,344
Assurant, Inc. (3 month LIBOR +
1.250%) 3.624%, 03/26/2021 (D)		1,720,000	1,723,305
Banco Bilbao Vizcaya Argentaria SA
(6.125% to 11-16-27, then 5 Year
U.S. Swap Rate + 3.870%)
11/16/2027 (F)		200,000	179,750
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 4-14-21, then 5 Year Euro
Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	259,495
Banco de Sabadell SA (6.500% to
5-18-22, then 5 Year Euro Swap Rate
+ 6.414%) 05/18/2022 (F)		200,000	233,967
Banco Santander SA
3.800%, 02/23/2028		$400,000	363,238
Bank of America Corp.
2.250%, 04/21/2020		1,005,000	991,593
2.503%, 10/21/2022		105,000	100,524
4.183%, 11/25/2027		25,000	24,385
4.200%, 08/26/2024		160,000	160,717
7.750%, 05/14/2038		400,000	539,349

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.124% to
1-20-22, then 3 month LIBOR +
1.160%) 01/20/2023		$110,000	$108,010
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026		740,000	711,349
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 04/24/2028		825,000	793,677
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048		90,000	89,316
Barclays Bank PLC
2.650%, 01/11/2021		230,000	225,464
Berkshire Hathaway Energy Company
3.250%, 04/15/2028		135,000	127,730
BNP Paribas SA
2.950%, 05/23/2022 (C)		200,000	193,574
3.375%, 01/09/2025 (C)		270,000	255,516
4.400%, 08/14/2028 (C)		200,000	196,159
BNP Paribas SA (7.625% to 3-30-21,
then 5 Year U.S. Swap Rate +
6.314%) 03/30/2021 (C)(F)		230,000	241,500
Caixa Geral de Depositos SA (10.750%
to 3-30-22, then 5 Year Euro Swap
Rate + 10.925%) 03/30/2022 (F)	EUR	200,000	262,481
Citigroup, Inc.
2.700%, 10/27/2022		$145,000	139,398
3.200%, 10/21/2026		225,000	210,030
4.650%, 07/30/2045		23,000	23,121
4.750%, 05/18/2046		165,000	161,253
4.450%, 09/29/2027		470,000	464,300
Citigroup, Inc. (3 month LIBOR +
0.790%) 3.121%, 01/10/2020 (D)		100,000	100,695
Citigroup, Inc. (3 month LIBOR +
1.100%) 3.412%, 05/17/2024 (D)		650,000	655,169
Citigroup, Inc. (3.520% to 10-27-27,
then 3 month LIBOR + 1.151%)
10/27/2028		125,000	117,439
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029		220,000	215,788
CNO Financial Group, Inc.
5.250%, 05/30/2025		80,000	81,800
Credit Agricole SA (4.000% to 1-10-28,
then 5 Year U.S. Swap Rate +
1.644%) 01/10/2033 (C)		250,000	231,536
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (C)(F)		400,000	439,803
Credit Suisse Group AG (6.250% to
12-18-24, then 5 Year U.S. Swap Rate
+ 3.455%) 12/18/2024 (F)		475,000	468,469
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	4,875
5.000%, 08/01/2024 (C)		5,000	4,894
Ford Credit Canada Company
2.939%, 02/19/2019	CAD	145,000	112,393
Genworth Holdings, Inc.
4.900%, 08/15/2023		$50,000	43,250
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (C)		730,000	710,374
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	197,275
3.600%, 05/25/2023		400,000	395,935
HSBC Holdings PLC (3.262% to
3-13-22, then 3 month LIBOR +
1.055%) 03/13/2023		240,000	235,107
HSBC Holdings PLC (4.583% to
6-19-28, then 3 month LIBOR +
1.535%) 06/19/2029		200,000	200,224
HSBC Holdings PLC (6.000% to
5-22-27, then 5 Year U.S. ISDAFIX +
3.746%) 05/22/2027 (F)		225,000	215,831
Intesa Sanpaolo SpA
3.375%, 01/12/2023 (C)		200,000	185,113
3.875%, 01/12/2028 (C)		200,000	169,384
Intesa Sanpaolo SpA (7.750% to
1-11-27, then 5 Year Euro Swap Rate
+ 7.192%) 01/11/2027 (F)	EUR	225,000	280,176
JPMorgan Chase & Co.
2.400%, 06/07/2021		$470,000	458,201
2.750%, 06/23/2020		20,000	19,849
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%) 03/01/2025		295,000	285,778
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029		285,000	269,803
JPMorgan Chase & Co. (3.797% to
7-23-23, then 3 month LIBOR +
0.890%) 07/23/2024		295,000	294,768
JPMorgan Chase & Co. (4.005% to
4-23-28, then 3 month LIBOR +
1.120%) 04/23/2029		295,000	289,843
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (C)		41,000	62,892
MGIC Investment Corp.
5.750%, 08/15/2023		30,000	31,350
Morgan Stanley
2.500%, 04/21/2021		625,000	610,598
3.125%, 07/27/2026		55,000	51,214
3.625%, 01/20/2027		275,000	263,910
3.950%, 04/23/2027		165,000	158,274
4.000%, 07/23/2025		118,000	117,552
4.350%, 09/08/2026		70,000	69,407
Morgan Stanley (3 month LIBOR +
0.740%) 3.087%, 07/23/2019 (D)		50,000	50,241
Morgan Stanley (3 month LIBOR +
0.850%) 3.192%, 01/24/2019 (D)		95,000	95,231
Morgan Stanley (3.591% to 7-22-27,
then 3 month LIBOR + 1.340%)
07/22/2028		660,000	625,855
Navient Corp.
7.250%, 01/25/2022 to 09/25/2023		85,000	89,850
Principal Life Global Funding II
2.200%, 04/08/2020 (C)		280,000	276,029
Royal Bank of Canada
2.150%, 10/26/2020		505,000	494,873
2.770%, 12/11/2018	CAD	100,000	77,540
Santander Holdings USA, Inc.
3.700%, 03/28/2022		$200,000	197,183
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(F)		375,000	386,719
Standard Chartered PLC (7.500% to
4-2-22, then 5 Year U.S. Swap Rate +
6.301%) 04/02/2022 (F)		200,000	205,500

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Starwood Property Trust, Inc.
4.750%, 03/15/2025		$25,000	$23,940
The Bank of Nova Scotia (3 month
LIBOR + 0.620%) 2.936%,
12/05/2019 (D)		100,000	100,574
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021		50,000	48,135
2.750%, 09/15/2020		341,000	337,315
5.150%, 05/22/2045		55,000	56,046
6.250%, 02/01/2041		160,000	192,043
6.750%, 10/01/2037		165,000	198,249
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		200,000	195,132
The Goldman Sachs Group, Inc. (2.905%
to 7-24-22, then 3 month LIBOR +
0.990%) 07/24/2023		215,000	207,641
The Goldman Sachs Group, Inc. (3
month LIBOR + 0.800%) 3.134%,
12/13/2019 (D)		110,000	110,717
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028		170,000	161,717
The Goldman Sachs Group, Inc. (3.814%
to 4-23-28, then 3 month LIBOR +
1.158%) 04/23/2029		365,000	347,949
The Goldman Sachs Group, Inc. (4.017%
to 10-31-37, then 3 month LIBOR +
1.373%) 10/31/2038		600,000	555,483
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029		225,000	221,609
Toyota Credit Canada, Inc.
2.800%, 11/21/2018	CAD	192,000	148,803
Toyota Motor Credit Corp. (3 month
LIBOR + 0.140%) 2.459%,
11/14/2019 (D)		$100,000	100,064
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (C)		380,000	367,266
UBS Group Funding Switzerland AG
(6.875% to 3-22-21, then 5 Year U.S.
ISDAFIX + 5.497%) 03/22/2021 (F)		300,000	308,823
UBS Group Funding Switzerland AG
(7.000% to 2-19-25, then 5 Year
U.S. Swap Rate + 4.866%)
02/19/2025 (F)		200,000	212,331
UniCredit SpA (5.375% to 6-3-25, then 5
Year Euro Swap Rate + 4.925%)
06/03/2025 (F)	EUR	200,000	208,620
UniCredit SpA (6.625% to 6-3-23, then 5
Year Euro Swap Rate + 6.387%)
06/03/2023 (F)		200,000	229,307
Wells Fargo & Company
2.625%, 07/22/2022		$175,000	168,993
3.000%, 04/22/2026 to 10/23/2026		310,000	287,967
3.069%, 01/24/2023		605,000	590,330
4.400%, 06/14/2046		245,000	230,163
4.900%, 11/17/2045		75,000	75,939
5.606%, 01/15/2044		15,000	16,546
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028		490,000	469,750
Wells Fargo Canada Corp.
2.780%, 11/15/2018	CAD	75,000	58,113
Willis North America, Inc.
3.600%, 05/15/2024		115,000	111,719
			26,536,513
Health care – 4.1%
Aetna, Inc.
2.800%, 06/15/2023		90,000	86,223
Allergan Funding SCS
3.450%, 03/15/2022		135,000	134,142
Amgen, Inc.
2.650%, 05/11/2022		155,000	150,516
Anthem, Inc.
3.500%, 08/15/2024		165,000	161,312
3.650%, 12/01/2027		270,000	256,595
4.625%, 05/15/2042		170,000	165,877
Bausch Health Companies, Inc.
6.500%, 03/15/2022 (C)		35,000	36,400
7.000%, 03/15/2024 (C)		10,000	10,565
Baxalta, Inc.
3.600%, 06/23/2022		11,000	10,921
Bayer US Finance II LLC
4.250%, 12/15/2025 (C)		460,000	456,538
Becton, Dickinson and Company
3.363%, 06/06/2024		490,000	473,283
3.700%, 06/06/2027		295,000	282,029
Boston Scientific Corp.
4.000%, 03/01/2028		270,000	266,624
Cardinal Health, Inc.
2.616%, 06/15/2022		235,000	224,682
Celgene Corp.
4.625%, 05/15/2044		110,000	103,338
Community Health Systems, Inc.
5.125%, 08/01/2021		5,000	4,863
6.250%, 03/31/2023		50,000	47,563
CVS Health Corp.
2.800%, 07/20/2020		1,639,000	1,623,001
3.125%, 03/09/2020		280,000	280,017
3.875%, 07/20/2025		179,000	176,291
4.100%, 03/25/2025		435,000	433,649
5.050%, 03/25/2048		185,000	189,005
5.125%, 07/20/2045		170,000	174,551
Dignity Health
2.637%, 11/01/2019		1,030,000	1,023,560
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (C)		175,000	175,158
4.272%, 08/28/2023 (C)		165,000	165,451
Gilead Sciences, Inc.
4.150%, 03/01/2047		600,000	567,417
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021		25,000	24,960
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025		390,000	389,194
Halfmoon Parent, Inc.
4.125%, 11/15/2025 (C)		180,000	179,424
4.375%, 10/15/2028 (C)		970,000	966,631
IQVIA, Inc.
4.875%, 05/15/2023 (C)		70,000	70,350
Mylan NV
3.150%, 06/15/2021		120,000	118,124
3.750%, 12/15/2020		170,000	170,112
3.950%, 06/15/2026		144,000	136,221
Mylan, Inc.
4.550%, 04/15/2028 (C)		135,000	131,184
5.200%, 04/15/2048 (C)		65,000	60,090

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021	$290,000	$280,184
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	20,000	18,543
3.000%, 04/15/2023	80,000	77,543
UnitedHealth Group, Inc.
3.500%, 06/15/2023	150,000	150,274
3.750%, 07/15/2025	165,000	165,725
4.250%, 04/15/2047 to 06/15/2048	110,000	109,957
4.750%, 07/15/2045	60,000	64,113
		10,792,200
Industrials – 1.7%
CSX Corp.
3.250%, 06/01/2027	335,000	317,286
Delta Air Lines, Inc.
3.625%, 03/15/2022	95,000	93,811
3.800%, 04/19/2023	150,000	146,921
FedEx Corp.
4.050%, 02/15/2048	100,000	89,513
4.550%, 04/01/2046	80,000	78,295
Fluor Corp.
4.250%, 09/15/2028	295,000	288,165
Fortive Corp.
2.350%, 06/15/2021	160,000	155,014
IHS Markit, Ltd.
4.125%, 08/01/2023	665,000	663,723
Ingersoll-Rand Global Holding
Company, Ltd.
2.900%, 02/21/2021	145,000	143,294
Lockheed Martin Corp.
4.090%, 09/15/2052	491,000	466,520
Mexico City Airport Trust
3.875%, 04/30/2028 (C)	200,000	179,002
Oshkosh Corp.
5.375%, 03/01/2025	35,000	36,050
Pitney Bowes, Inc.
4.700%, 04/01/2023	225,000	204,247
Sensata Technologies BV
5.000%, 10/01/2025 (C)	75,000	74,904
Standard Industries, Inc.
5.375%, 11/15/2024 (C)	85,000	84,894
Union Pacific Corp.
4.375%, 09/10/2038	375,000	380,877
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	110,000	110,169
United Technologies Corp.
2.800%, 05/04/2024	15,000	14,219
3.650%, 08/16/2023	630,000	626,868
3.950%, 08/16/2025	185,000	183,826
4.625%, 11/16/2048	50,000	50,003
		4,387,601
Information technology – 1.3%
Apple, Inc.
3.450%, 02/09/2045	80,000	71,655
3.850%, 08/04/2046	60,000	57,440
Broadcom Corp.
2.375%, 01/15/2020	510,000	504,016
3.125%, 01/15/2025	75,000	69,650
3.625%, 01/15/2024	700,000	678,856
Cardtronics, Inc.
5.125%, 08/01/2022	60,000	59,052
Fidelity National Information
Services, Inc.
4.250%, 05/15/2028	105,000	105,147
First Data Corp.
5.000%, 01/15/2024 (C)	55,000	55,316
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	120,000	123,151
Intel Corp.
4.100%, 05/19/2046	130,000	128,311
Microchip Technology, Inc.
4.333%, 06/01/2023 (C)	205,000	203,682
Microsoft Corp.
3.700%, 08/08/2046	155,000	148,539
3.950%, 08/08/2056	240,000	234,372
Nokia OYJ
4.375%, 06/12/2027	140,000	134,750
6.625%, 05/15/2039 (E)	40,000	43,100
Oracle Corp.
4.000%, 11/15/2047	110,000	104,238
salesforce.com, Inc.
3.250%, 04/11/2023	135,000	133,989
3.700%, 04/11/2028	90,000	89,174
Versum Materials, Inc.
5.500%, 09/30/2024 (C)	20,000	20,450
Western Digital Corp.
4.750%, 02/15/2026	435,000	420,678
		3,385,566
Materials – 1.0%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	399,806
4.750%, 04/10/2027 (C)	200,000	194,890
ArcelorMittal
6.125%, 06/01/2025 (E)	60,000	65,189
CF Industries, Inc.
4.950%, 06/01/2043	50,000	44,250
Commercial Metals Company
5.375%, 07/15/2027	20,000	18,800
FMG Resources August 2006 Pty, Ltd.
5.125%, 05/15/2024 (C)	20,000	19,415
International Flavors & Fragrances, Inc.
4.450%, 09/26/2028	60,000	60,502
Kaiser Aluminum Corp.
5.875%, 05/15/2024	65,000	66,443
LyondellBasell Industries NV
4.625%, 02/26/2055	120,000	107,654
Methanex Corp.
4.250%, 12/01/2024	170,000	166,157
5.650%, 12/01/2044	50,000	48,090
Olin Corp.
5.125%, 09/15/2027 (E)	45,000	43,313
Steel Dynamics, Inc.
4.125%, 09/15/2025	90,000	86,193
5.500%, 10/01/2024	20,000	20,465
Syngenta Finance NV
4.892%, 04/24/2025 (C)	200,000	196,241
5.182%, 04/24/2028 (C)	200,000	191,251
The Chemours Company
5.375%, 05/15/2027	45,000	43,425
The Sherwin-Williams Company
3.125%, 06/01/2024	95,000	91,230
3.450%, 06/01/2027	210,000	199,727
Vale Overseas, Ltd.
6.250%, 08/10/2026	430,000	471,237
6.875%, 11/10/2039	45,000	52,718
		2,586,996

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.6%
Crown Castle International Corp.
3.150%, 07/15/2023		$170,000	$163,794
3.200%, 09/01/2024		70,000	66,574
SBA Tower Trust
2.898%, 10/11/2044 (C)		505,000	503,996
3.168%, 04/09/2047 (C)		530,000	519,760
3.448%, 03/15/2023 (C)		435,000	428,721
			1,682,845
Utilities – 1.8%
ACWA Power Management and
Investments One, Ltd.
5.950%, 12/15/2039 (C)		459,000	443,450
AmeriGas Partners LP
5.625%, 05/20/2024		20,000	19,850
5.875%, 08/20/2026		40,000	39,700
DTE Energy Company
1.500%, 10/01/2019		170,000	167,316
Duke Energy Florida LLC
3.400%, 10/01/2046		305,000	264,561
Duke Energy Progress LLC
3.600%, 09/15/2047		55,000	49,158
3.700%, 10/15/2046		70,000	63,828
Emera US Finance LP
4.750%, 06/15/2046		10,000	9,737
Exelon Corp.
2.450%, 04/15/2021		50,000	48,592
2.850%, 06/15/2020		250,000	247,792
FirstEnergy Corp.
4.250%, 03/15/2023		70,000	71,074
Fortis, Inc.
2.100%, 10/04/2021		75,000	71,646
Georgia Power Company
2.000%, 09/08/2020		715,000	697,068
Hydro One, Inc.
2.780%, 10/09/2018	CAD	50,000	38,715
IPALCO Enterprises, Inc.
3.700%, 09/01/2024		$175,000	169,685
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022		70,000	79,132
Pacific Gas & Electric Company
2.950%, 03/01/2026		80,000	72,754
3.300%, 12/01/2027		540,000	493,399
3.400%, 08/15/2024		65,000	62,112
6.050%, 03/01/2034		320,000	360,200
Sempra Energy
2.400%, 02/01/2020		155,000	153,063
South Carolina Electric & Gas Company
3.500%, 08/15/2021		65,000	64,750
4.250%, 08/15/2028		90,000	89,584
4.500%, 06/01/2064		250,000	229,729
Southern California Edison Company
3.700%, 08/01/2025		50,000	49,654
4.125%, 03/01/2048		30,000	28,627
The AES Corp.
4.000%, 03/15/2021		25,000	24,938
4.500%, 03/15/2023		15,000	15,038
5.125%, 09/01/2027		5,000	5,050
The Southern Company
2.950%, 07/01/2023		70,000	67,228
3.250%, 07/01/2026		180,000	167,804
Vistra Operations Company LLC
5.500%, 09/01/2026 (C)		255,000	257,869
			4,623,103
TOTAL CORPORATE BONDS (Cost $79,056,440)			$77,043,978

MUNICIPAL BONDS – 0.8%
Chicago Board of Education (Illinois)
6.138%, 12/01/2039		85,000	80,438
6.319%, 11/01/2029		185,000	183,378
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040		265,000	336,847
City of Chicago (Illinois)
7.045%, 01/01/2029		145,000	154,909
7.375%, 01/01/2033		460,000	500,314
Puerto Rico Commonwealth Government
Employees Retirement System,
Series C
6.300%, 07/01/2043 (G)		420,000	133,875
State of California
7.550%, 04/01/2039		200,000	291,916
7.600%, 11/01/2040		40,000	59,450
State of Illinois, GO
5.363%, 02/01/2019		20,000	20,152
5.877%, 03/01/2019		340,000	343,910
TOTAL MUNICIPAL BONDS (Cost $2,214,737)			$2,105,189

TERM LOANS (H) – 1.7%
Communication services – 0.3%
Acosta, Inc. (1 month LIBOR + 3.250%)
5.493%, 09/26/2021		96,267	71,458
CSC Holdings LLC (1 month LIBOR +
2.500%) 4.659%, 01/25/2026		99,750	100,041
Formula One Management, Ltd. (1
month LIBOR + 2.500%) 4.743%,
02/01/2024		131,829	130,731
ION Media Networks, Inc. (2 month
LIBOR + 2.750%) 5.050%,
12/18/2020		213,992	214,795
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.750%,
02/02/2024		137,900	138,245
Univision Communications, Inc. (1
month LIBOR + 2.750%) 4.993%,
03/15/2024		102,671	99,770
			755,040
Consumer discretionary – 0.3%
APX Group, Inc. (3 month LIBOR +
5.000%) 7.323%, 02/02/2024		200,000	199,000
Bass Pro Group LLC (1 month LIBOR +
5.000%) 7.243%, 09/25/2024		99,000	99,948
Boyd Gaming Corp. (1 week LIBOR +
2.250%) 4.418%, 09/15/2023		104,830	105,319
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.993%,
12/22/2024		110,456	111,039
Golden Entertainment, Inc. (1 month
LIBOR + 3.000%) 5.250%,
10/20/2024		124,063	124,373
Staples, Inc. (3 month LIBOR + 4.000%)
6.344%, 09/12/2024		129,025	128,945
			768,624

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Consumer staples – 0.2%
Albertson’s LLC (1 month LIBOR +
2.750%) 4.993%, 08/25/2021	$162,230	$162,365
Brightview Landscapes LLC (1 and 3
month LIBOR + 2.500%) 4.688%,
08/15/2025	173,555	174,260
Coty, Inc. (1 month LIBOR + 2.250%)
4.383%, 04/07/2025	169,400	167,390
Post Holdings, Inc. (1 month LIBOR +
2.000%) 4.213%, 05/24/2024	59,100	59,089
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.993%,
02/05/2023	117,236	117,728
		680,832
Energy – 0.1%
California Resources Corp. (1 month
LIBOR + 10.375%) 12.618%,
12/31/2021	110,000	121,871
Foresight Energy LLC (1 month LIBOR
+ 5.750%) 7.993%, 03/28/2022	124,541	124,308
		246,179
Financials – 0.1%
Asurion LLC (1 month LIBOR +
3.000%) 5.243%, 11/03/2023	188,323	189,677
Health care – 0.2%
Bausch Health Companies, Inc. (1 month
LIBOR + 3.000%) 5.104%,
06/01/2025	97,500	97,949
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.993%,
03/01/2024	146,250	146,684
Endo International PLC (1 month
LIBOR + 4.250%) 6.493%,
04/29/2024	148,125	149,020
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.137%,
06/07/2023	101,225	101,409
One Call Corp. (1 month LIBOR +
5.250%) 7.385%, 11/25/2022	79,494	75,301
US Renal Care, Inc. (3 month LIBOR +
4.250%) 6.637%, 12/31/2022	101,425	98,720
		669,083
Industrials – 0.2%
AVSC Holding Corp. (3 month LIBOR +
3.250%) 5.567%, 03/01/2025	74,812	74,251
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.596%,
06/21/2024	197,500	198,677
Gardner Denver, Inc. (1 month LIBOR +
2.750%) 4.993%, 07/30/2024	137,489	138,163
RBS Global, Inc. (1 month LIBOR +
2.000%) 4.243%, 08/21/2024	64,187	64,479
TransDigm, Inc. (1 month LIBOR +
2.500%) 4.743%, 05/30/2025	99,180	99,432
		575,002
Information technology – 0.2%
Conduent Business Services LLC (1
month LIBOR + 2.500%) 4.743%,
12/07/2023	127,725	128,164
First Data Corp. (1 month LIBOR +
2.000%) 4.213%, 07/08/2022	156,551	156,783
WEX, Inc. (1 month LIBOR + 2.250%)
4.469%, 06/30/2023	146,006	146,433
		431,380
Materials – 0.1%
Berry Global, Inc. (3 month LIBOR +
1.750%) 3.936%, 01/06/2021	223,197	223,059
TOTAL TERM LOANS (Cost $4,541,832)		$4,538,876

COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.3%
Commercial and residential – 9.7%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month
Treasury Average Index + 1.350%),
3.195%, 08/25/2035 (D)	221,536	206,096
Series 2005-56, Class 5A1 (1 month
LIBOR + 0.320%),
2.536%, 11/25/2035 (D)	100,389	94,047
Series 2005-72, Class A1 (1 month
LIBOR + 0.540%),
2.756%, 01/25/2036 (D)	28,468	27,080
Series 2005-7CB, Class 2A8 (1 month
LIBOR + 0.450%),
2.666%, 04/25/2035 (D)	183,069	167,947
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	122,229	91,107
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month
Treasury Average Index + 0.940%),
2.785%, 10/25/2046 (D)	52,600	48,337
Series 2007-2, Class A1 (1 month
LIBOR + 0.125%),
2.341%, 03/25/2047 (D)	30,261	28,102
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class A1
2.478%, 07/25/2047 (C)(I)	237,576	233,453
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1,
2.810%, 01/25/2047 (C)(I)	60,445	59,951
Series 2017-3, Class A1,
2.708%, 11/25/2047 (C)(I)	197,302	195,950
BANK
Series 2017-BNK8, Class XA IO
0.886%, 11/15/2050	4,503,049	245,205
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO,
1.683%, 02/15/2050	3,430,141	325,478
Series 2017-DELC, Class A (1 month
LIBOR + 0.850%),
3.008%, 08/15/2036 (C)(D)	949,000	949,000
BBCMS Trust
Series 2013-TYSN, Class A2
3.756%, 09/05/2032 (C)	330,000	332,789
BCAP LLC Trust
Series 2006-AA2, Class A1 (1 month
LIBOR + 0.170%)
2.386%, 01/25/2037 (D)	164,878	155,079
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1 (1 month
LIBOR + 0.500%)
2.716%, 01/25/2036 (D)	215,763	225,995
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 1A1 (1 month
LIBOR + 0.180%)
2.396%, 10/25/2036 (D)	18,058	16,653
Bellemeade Re, Ltd.
Series 2018-2A, Class M1A (1 month
LIBOR + 0.950%)
3.166%, 08/25/2028 (C)(D)	710,000	710,931

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO,
0.666%, 01/15/2051	$1,349,586	$51,658
Series 2018-B4, Class XA IO,
0.697%, 07/15/2051	2,403,635	92,458
Chase Mortgage Finance Trust
Series 2005-S3, Class A10
5.500%, 11/25/2035	218,641	212,102
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month
LIBOR + 0.680%),
2.896%, 03/25/2035 (D)	50,973	47,743
Series 2007-HY4, Class 1A1,
3.925%, 09/25/2047 (I)	160,272	149,819
CIM Trust
Series 2017-7, Class A
3.000%, 04/25/2057 (C)(I)	749,940	740,684
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO,
1.187%, 07/10/2047	2,329,323	106,640
Series 2015-GC29, Class AA IO,
1.246%, 04/10/2048	2,047,601	102,811
Civic Mortgage LLC
Series 2018-1, Class A1
3.892%, 06/25/2022 (C)	176,237	176,240
COLT Mortgage Loan Trust
Series 2016-3, Class A1,
2.800%, 12/26/2046 (C)(I)	106,647	105,929
Series 2017-1, Class A1,
2.614%, 05/27/2047 (C)(I)	179,929	178,560
Series 2018-1, Class A1,
2.930%, 02/25/2048 (C)(I)	252,665	251,371
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (C)	800,000	804,899
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	491,643
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	398,145
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	610,594
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2013-300P, Class A1
4.353%, 08/10/2030 (C)	260,000	269,424
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	15,000	14,897
Series 2015-C2, Class XA IO,
0.951%, 06/15/2057	5,445,518	214,428
Series 2016-C6, Class XA IO,
1.958%, 01/15/2049	1,687,356	155,779
CSMC Trust
Series 2017-FHA1, Class A1
3.250%, 04/25/2047 (C)(I)	295,533	288,145
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A1,
2.725%, 12/26/2046 (C)(I)	100,251	99,876
Series 2017-2A, Class A1,
2.453%, 06/25/2047 (C)(I)	176,940	175,730
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (C)(I)	224,501	222,520
Deutsche Alt-A Securities Mortgage
Loan Trust
Series 2007-AR2, Class A1 (1 month
LIBOR + 0.150%)
2.366%, 03/25/2037 (D)	80,568	73,014
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.445%, 09/25/2043 (C)(I)	520,000	535,181
Series 2012-K706, Class B,
4.177%, 11/25/2044 (C)(I)	380,000	379,449
Series 2014-K503, Class B,
3.089%, 10/25/2047 (C)(I)	465,000	463,856
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (C)(I)	240,052	238,943
General Electric Capital Assurance
Company
Series 2003-1, Class A5
5.743%, 05/12/2035 (C)(I)	101,029	101,537
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1
3.805%, 04/19/2036 (I)	209,733	195,119
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.551%, 04/10/2034 (C)	670,000	672,205
GS Mortgage Securities Trust
Series 2014-GC20, Class A5
3.998%, 04/10/2047	395,000	403,416
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
3.750%, 01/25/2036 (I)	9,578	9,519
Series 2007-1F, Class 4A1 (1 month
LIBOR + 0.300%),
2.516%, 01/25/2037 (D)	130,607	75,160
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month
LIBOR + 0.660%),
2.828%, 09/19/2035 (D)	51,438	46,495
Series 2006-12, Class 2A13 (1 month
LIBOR + 0.240%),
2.408%, 12/19/2036 (D)	259,162	243,710
Series 2007-7, Class 2A1B (1 month
LIBOR + 1.000%),
3.216%, 10/25/2037 (D)	112,155	95,656
Series 2006-12, Class 2A2A (1 month
LIBOR + 0.190%),
2.358%, 01/19/2038 (D)	91,146	90,410
IndyMac INDA Mortgage Loan Trust
Series 2006-AR3, Class 1A1
3.825%, 12/25/2036 (I)	77,746	74,477
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	403,027
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	136,278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMDB Commercial Mortgage Securities
Trust
Series 2016-C4, Class A3
3.141%, 12/15/2049	$735,000	$704,687
JPMorgan Mortgage Trust
Series 2006-A3, Class 3A2
3.577%, 05/25/2036 (I)	20,428	19,733
Lehman XS Trust
Series 2006-16N, Class A4A (1 month
LIBOR + 0.190%)
2.406%, 11/25/2046 (D)	198,620	194,703
LSTAR Securities Investment, Ltd.
Series 2017-6, Class A (1 month
LIBOR + 1.750%),
4.006%, 09/01/2022 (C)(D)	167,768	167,872
Series 2017-7, Class A (1 month
LIBOR + 1.750%),
0.039%, 10/01/2022 (C)(D)	257,126	258,837
Series 2017-8, Class A (1 month
LIBOR + 1.650%),
3.906%, 11/01/2022 (C)(D)	189,310	190,373
Series 2018-1, Class A (1 month
LIBOR + 1.550%),
3.806%, 02/01/2023 (C)(D)	312,240	313,191
Luminent Mortgage Trust
Series 2006-4, Class A1A (1 month
LIBOR + 0.190%)
2.406%, 05/25/2046 (D)	186,803	176,086
MASTR Adjustable Rate Mortgages
Trust
Series 2004-13, Class 3A7
4.416%, 11/21/2034 (I)	41,749	42,836
MFA Trust
Series 2017-RPL1, Class A1
2.588%, 02/25/2057 (C)(I)	182,744	178,725
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19, Class XA IO
1.255%, 12/15/2047	1,554,128	61,654
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.469%, 08/11/2033 (C)	475,000	477,805
Series 2017-H1, Class XA IO,
1.610%, 06/15/2050	778,154	66,626
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.750%, 11/26/2035 (C)(I)	517,048	516,250
Series 2016-4A, Class A1,
3.750%, 11/25/2056 (C)(I)	516,129	513,698
Series 2017-1A, Class A1,
4.000%, 02/25/2057 (C)(I)	987,900	990,795
Series 2017-2A, Class A3,
4.000%, 03/25/2057 (C)(I)	889,732	894,775
Series 2017-3A, Class A1,
4.000%, 04/25/2057 (C)(I)	720,790	723,936
Series 2017-4A, Class A1,
4.000%, 05/25/2057 (C)(I)	581,486	584,292
Series 2017-5A, Class A1 (1 month
LIBOR + 1.500%),
3.716%, 06/25/2057 (C)(D)	678,632	695,913
Oaktown Re II, Ltd.
Series 2018-1A, Class M1 (1 month
LIBOR + 1.550%)
3.766%, 07/25/2028 (C)(D)	455,000	455,570
OBP Depositor LLC Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 (C)	311,000	317,035
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month
LIBOR + 0.250%),
2.466%, 08/25/2037 (D)	109,729	105,595
Series 2007-QH9, Class A1,
3.177%, 11/25/2037 (I)	98,394	87,098
STACR Trust
Series 2018-HRP1, Class M2 (1
month LIBOR + 1.650%)
3.866%, 04/25/2043 (C)(D)	202,021	204,382
Verus Securitization Trust
Series 2018-2, Class A1
3.677%, 06/01/2058 (C)(I)	668,626	668,569
WaMu Mortgage Pass-Through
Certificates
Series 2007-HY6, Class 1A1
3.565%, 06/25/2037 (I)	26,673	24,913
Washington Mutual Mortgage
Pass-Through Certificates
Series 2006-5, Class 1A1 (1 month
LIBOR + 0.600%)
2.816%, 07/25/2036 (D)	38,338	26,937
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	312,944
Series 2015-NXS1, Class D,
4.237%, 05/15/2048 (I)	40,000	37,460
Series 2015-NXS1, Class XA IO,
1.297%, 05/15/2048	2,076,626	102,301
Series 2015-NXS3, Class XA IO,
1.304%, 09/15/2057	4,611,187	216,827
Wells Fargo Mortgage Backed Securities
Trust
Series 2006-AR2, Class 2A1
3.917%, 03/25/2036 (I)	27,749	28,209
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	312,225
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	611,263
		25,596,862
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB,
3.000%, 05/15/2041	153,707	150,852
Series K064, Class X1 IO,
0.744%, 03/25/2027	2,318,899	101,023
Series K068, Class A2,
3.244%, 08/25/2027	545,000	531,985
Federal National Mortgage Association
Series 2012-18, Class GA,
2.000%, 12/25/2041	255,822	240,366
Series 2012-21, Class PQ,
2.000%, 09/25/2041	134,711	126,245
Series 2012-52, Class PA,
3.500%, 05/25/2042	154,620	154,834

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2012-75, Class KC,
2.500%, 12/25/2041	$275,480	$263,996
Series 2014-04, Class 1M2 (1 month
LIBOR + 4.900%),
7.116%, 11/25/2024 (D)	154,555	176,974
Series 2015-04, Class 1M2 (1 month
LIBOR + 5.700%),
7.916%, 04/25/2028 (D)	85,008	98,837
Series 2015-48, Class QB,
3.000%, 02/25/2043	363,785	355,377
Series 2016-11, Class GA,
2.500%, 03/25/2046	232,555	222,925
Series 2016-C02, Class 1M2 (1 month
LIBOR + 6.000%),
8.216%, 09/25/2028 (D)	69,000	81,175
Series 2016-C07, Class 2M2 (1 month
LIBOR + 4.350%),
6.566%, 05/25/2029 (D)	485,000	542,535
Series 2017-72, Class B,
3.000%, 09/25/2047	325,767	317,557
Series 2017-72, Class CD,
3.000%, 09/25/2047	339,167	330,611
Series 2017-96, Class PA,
3.000%, 12/25/2054	394,586	384,693
Series 2017-C01, Class 1M2 (1 month
LIBOR + 3.550%),
5.766%, 07/25/2029 (D)	240,000	262,008
Series 2018-23, Class LA,
3.500%, 04/25/2048	310,578	309,289
Series 2018-38, Class PC,
3.500%, 03/25/2045	383,098	383,370
Series 2018-70, Class HA,
3.500%, 10/25/2056	384,390	382,828
Series 2018-77, Class PA,
3.500%, 02/25/2048	171,000	170,117
Series 2018-80, Class GD,
3.500%, 12/25/2047	400,000	396,617
Government National
Mortgage Association
Series 2006-38, Class XS IO,
5.092%, 09/16/2035	76,544	7,939
Series 2013-37, Class LG,
2.000%, 01/20/2042	815,646	778,998
		6,771,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,447,215)		$32,368,013

ASSET BACKED SECURITIES – 21.5%
ABFC Trust
Series 2006-HE1, Class A2D (1 month
LIBOR + 0.220%)
2.436%, 01/25/2037 (D)	139,970	92,903
AIMCO CLO
Series 2015-AA, Class AR (3 month
LIBOR + 0.850%)
3.189%, 01/15/2028 (C)(D)	365,000	363,610
ALM XII, Ltd.
Series 2015-12A, Class A1R2 (3
month LIBOR + 0.890%)
3.229%, 04/16/2027 (C)(D)	775,000	773,460
Anchorage Capital CLO, Ltd.
Series 2016-9A, Class A (3 month
LIBOR + 1.510%)
3.849%, 01/15/2029 (C)(D)	446,849	447,784
Apidos CLO XII
Series 2013-12A, Class AR (3 month
LIBOR + 1.080%)
3.419%, 04/15/2031 (C)(D)	505,000	504,138
Apidos CLO XVII
Series 2014-17A, Class A1R (3 month
LIBOR + 1.310%)
3.646%, 04/17/2026 (C)(D)	770,262	770,398
Series 2014-17A, Class A2R (3 month
LIBOR + 1.850%)
4.186%, 04/17/2026 (C)(D)	1,145,000	1,145,282
Apidos CLO XXI
Series 15-21A, Class A1R (3 month
LIBOR + 0.930%)
3.263%, 07/18/2027 (C)(D)	1,080,000	1,078,938
Atlas Senior Loan Fund IX, Ltd.
Series 2018-9A, Class A (3 month
LIBOR + 0.870%)
3.218%, 04/20/2028 (C)(D)	800,000	794,879
Atlas Senior Loan Fund X, Ltd.
Series 2018-10A, Class A (3 month
LIBOR + 1.090%)
3.429%, 01/15/2031 (C)(D)	385,000	383,870
Atrium XII
Series 2012-A, Class AR (3 month
LIBOR + 0.830%)
3.177%, 04/22/2027 (C)(D)	765,000	762,085
Atrium XIII
Series 2013-A, Class A1 (3 month
LIBOR + 1.180%)
3.527%, 11/21/2030 (C)(D)	658,000	659,101
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.435%, 04/25/2026 (C)(D)	765,392	765,489
Avery Point VI CLO, Ltd.
Series 2015-6A, Class AR (3 month
LIBOR + 1.050%)
3.263%, 08/05/2027 (C)(D)	1,230,000	1,229,860
Bayview Koitere Fund Trust
Series 2017-RT4, Class A
3.500%, 07/28/2057 (C)(I)	795,943	788,705
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A
3.500%, 01/28/2058 (C)(I)	532,514	527,889
Bayview Opportunity Master Fund IIIa
Trust
Series 2017-RN8, Class A1
3.352%, 11/28/2032 (C)	185,088	184,217
Bayview Opportunity Master Fund IV
Trust
Series 2018-RN2, Class A1
3.598%, 02/25/2033 (C)	192,063	190,671
Bayview Opportunity Master Fund
IVa Trust
Series 2017-SPL1, Class A
4.000%, 10/28/2064 (C)(I)	632,031	633,390
Series 2017-SPL5, Class A
3.500%, 06/28/2057 (C)(I)	393,941	391,533

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Opportunity Master Fund
IVb Trust
Series 2017-NPL2, Class A1
2.981%, 10/28/2032 (C)	$230,971	$229,856
Series 2017-SPL3, Class A
4.000%, 11/28/2053 (C)(I)	298,592	299,448
Series 2017-SPL4, Class A
3.500%, 01/28/2055 (C)(I)	338,080	335,814
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.470%, 10/25/2027 (C)	81,667	80,665
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.780%)
3.117%, 04/27/2027 (C)(D)	770,000	767,586
Series 2016-3A, Class A2 (3 month
LIBOR + 1.900%)
4.248%, 10/20/2029 (C)(D)	430,000	431,342
CBAM, Ltd.
Series 2017-3A, Class A (3 month
LIBOR + 1.230%)
3.566%, 10/17/2029 (C)(D)	710,000	710,581
Series 2018-8A, Class A1 (3 month
LIBOR + 1.120%)
3.422%, 10/20/2029 (C)(D)	395,000	395,000
Cent CLO, Ltd.
Series 2014-21A, Class A1RA (3
month LIBOR + 1.150%)
3.487%, 07/27/2030 (C)(D)	590,000	588,556
Series 2014-22A, Class A1R (3 month
LIBOR + 1.410%)
3.753%, 11/07/2026 (C)(D)	440,000	440,289
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month
LIBOR + 1.050%)
3.164%, 04/24/2030 (C)(D)	890,000	887,510
CIG Auto Receivables Trust
Series 2017-1A, Class A
2.710%, 05/15/2023 (C)	103,010	102,309
CLUB Credit Trust
Series 2017-P2, Class A
2.610%, 01/15/2024 (C)	336,563	334,820
Conn’s Receivables Funding LLC
Series 2017-B, Class A
2.730%, 07/15/2020 (C)	22,094	22,091
Covenant Credit Partners CLO III, Ltd.
Series 2017-1A, Class B (3 month
LIBOR + 1.850%)
4.189%, 10/15/2029 (C)(D)	250,000	250,383
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A
2.650%, 06/15/2026 (C)	300,000	296,576
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, 07/25/2048 (C)	369,075	366,754
Dryden Senior Loan Fund
Series 2013-30A, Class AR (3 month
LIBOR + 0.820%)
3.134%, 11/15/2028 (C)(D)	819,000	815,233
First Franklin Mortgage Loan Trust
Series 2006-FF12, Class A5 (1 month
LIBOR + 0.310%)
2.526%, 09/25/2036 (D)	240,000	214,065
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.220%)
3.562%, 07/24/2030 (C)(D)	895,000	895,504
GSAA Home Equity Trust
Series 2006-15, Class AF6
5.876%, 09/25/2036	449,329	225,508
Series 2006-20, Class 2A1A (1 month
LIBOR + 0.050%)
2.266%, 12/25/2046 (D)	361,050	253,108
Series 2006-10, Class AF3
5.985%, 06/25/2036 (I)	181,577	86,808
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	325,000	330,367
GSAMP Trust
Series 2007-FM2, Class A2B (1
month LIBOR + 0.090%)
2.306%, 01/25/2037 (D)	265,296	178,538
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A1R (3 month
LIBOR + 1.000%)
3.341%, 02/05/2031 (C)(D)	250,000	249,025
Honor Automobile Trust Securitization
Series 2016-1A, Class A
2.940%, 11/15/2019 (C)	40,679	40,679
KKR CLO, Ltd.
Series 15, Class A1A (3 month
LIBOR + 1.560%)
3.893%, 10/18/2028 (C)(D)	645,000	645,364
Series 21, Class A (3 month LIBOR +
1.000%)
3.345%, 04/15/2031 (C)(D)	560,000	556,025
LCM XX LP
Series 2020-A, Class AR (3 month
LIBOR + 1.040%)
3.276%, 10/20/2027 (C)(D)	490,000	490,000
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR
+ 1.210%)
3.558%, 07/20/2030 (C)(D)	835,000	835,662
Legacy Mortgage Asset Trust
Series 2018-GS1, Class A1
4.000%, 03/25/2058 (C)	893,921	891,521
Lendmark Funding Trust
Series 2016-2A, Class A
3.260%, 04/21/2025 (C)	540,000	540,547
Series 2017-1A, Class A
2.830%, 12/22/2025 (C)	360,000	357,957
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR (3 month
LIBOR + 1.160%)
3.507%, 07/23/2029 (C)(D)	721,000	721,309
Madison Park Funding XII, Ltd.
Series 2014-12A, Class B1R (3 month
LIBOR + 1.650%)
3.998%, 07/20/2026 (C)(D)	530,000	530,024
Magnetite IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.000%)
3.335%, 07/25/2026 (C)(D)	915,000	915,202
Magnetite VIII, Ltd.
Series 2014-8A, Class AR2 (3 month
LIBOR + 0.980%)
3.319%, 04/15/2031 (C)(D)	515,000	513,771

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Marlette Funding Trust
Series 2017-3A, Class A
2.360%, 12/15/2024 (C)	$154,044	$153,496
MFRA Trust
Series 2017-NPL1, Class A1
3.352%, 11/25/2047 (C)	581,175	575,196
Nationstar HECM Loan Trust
Series 2017-1A, Class A
1.968%, 05/25/2027 (C)	55,869	55,762
Series 2017-1A, Class M1
2.942%, 05/25/2027 (C)	100,000	99,267
Series 2017-2A, Class A1
2.038%, 09/25/2027 (C)(I)	118,866	118,012
New Residential Advance
Receivables Trust
Series 2016-T2, Class AT2
2.575%, 10/15/2049 (C)	385,000	381,718
Series 2017-T1, Class AT1
3.214%, 02/15/2051 (C)	645,000	638,385
New Residential Mortgage Loan Trust
Series 2017-6A, Class A1
4.000%, 08/27/2057 (C)(I)	789,208	791,687
New Residential Mortgage Trust
Series 2018-1A, Class A1A
4.000%, 12/25/2057 (C)(I)	328,183	329,656
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4
3.107%, 12/15/2050 (C)	740,000	733,044
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (C)	554,415	551,418
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (C)	337,803	335,751
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1
3.000%, 06/25/2057 (C)	231,210	227,724
Oaktree EIF II, Ltd.
Series 2017-IIIA, Class A2 (3 month
LIBOR + 1.450%)
3.786%, 07/17/2029 (C)(D)	445,000	444,307
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.850%)
3.186%, 04/17/2027 (C)(D)	1,065,000	1,061,541
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.900%)
3.212%, 05/21/2027 (C)(D)	688,000	687,760
OneMain Financial Issuance Trust
Series 2016-2A, Class A
4.100%, 03/20/2028 (C)	472,096	474,586
Series 2017-1A, Class A1
2.370%, 09/14/2032 (C)	889,000	873,766
OZLM XII, Ltd.
Series 2015-12A, Class A1R (3 month
LIBOR + 1.050%)
3.241%, 04/30/2027 (C)(D)	1,025,000	1,024,810
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1
3.327%, 12/30/2032 (C)(I)	178,518	177,554
Series 2018-NPL1, Class A1
3.375%, 01/27/2033 (C)	212,368	210,249
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A
2.360%, 11/15/2023 (C)	139,306	138,823
PRPM LLC
Series 2018-2A, Class A1
4.000%, 08/25/2023 (C)(I)	542,733	538,403
Securitized Asset Backed
Receivables LLC Trust
Series 2006-HE1, Class A2B (1 month
LIBOR + 0.090%)
2.306%, 07/25/2036 (D)	158,444	78,104
Shackleton VIII CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.920%)
3.268%, 10/20/2027 (C)(D)	1,285,000	1,282,704
Skopos Auto Receivables Trust
Series 2018-1A, Class A
3.190%, 09/15/2021 (C)	343,527	343,211
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%, 10/27/2025 (C)	188,663	188,096
Series 2016-3, Class A
3.050%, 12/26/2025 (C)	219,012	218,062
Series 2017-1, Class A
3.280%, 01/26/2026 (C)	169,028	168,802
Series 2017-3, Class A
2.770%, 05/25/2026 (C)	88,376	87,568
Series 2017-4, Class A
2.500%, 05/26/2026 (C)	174,258	172,169
Sound Point CLO IV-R, Ltd.
Series 2013-3RA, Class A (3 month
LIBOR + 1.150%)
3.651%, 04/18/2031 (C)(D)	770,000	770,098
Sound Point CLO XIX, Ltd.
Series 2018-1A, Class A (3 month
LIBOR + 1.000%)
3.354%, 04/15/2031 (C)(D)	750,000	746,202
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month
LIBOR + 1.390%)
3.737%, 01/23/2029 (C)(D)	305,000	305,409
Soundview Home Loan Trust
Series 2007-OPT2, Class 2A3 (1
month LIBOR + 0.180%)
2.396%, 07/25/2037 (D)	40,461	36,471
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (C)	720,000	718,063
Springleaf Funding Trust
Series 2017-AA, Class A
2.680%, 07/15/2030 (C)	900,000	881,951
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2
2.750%, 11/15/2049 (C)	630,000	626,116
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (C)(D)	390,000	386,095
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (C)(I)	38,402	38,105
Series 2015-4, Class A1B
2.750%, 04/25/2055 (C)(I)	151,738	149,516
Series 2016-2, Class A1A
2.750%, 08/25/2055 (C)(I)	349,496	342,495
Series 2016-3, Class A1
2.250%, 04/25/2056 (C)(I)	449,380	438,484
Series 2017-1, Class A1
2.750%, 10/25/2056 (C)(I)	1,016,116	994,987

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-2, Class A1
2.750%, 04/25/2057 (C)(I)		$254,679	$249,936
Series 2017-3, Class A1
2.750%, 07/25/2057 (C)(I)		456,809	444,973
Series 2017-4, Class A1
2.750%, 06/25/2057 (C)(I)		649,177	630,992
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.816%, 02/25/2057 (C)(D)		654,521	655,108
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.370%)
3.718%, 04/20/2027 (C)(D)		745,000	745,256
U.S. Residential Opportunity Fund IV
Trust
Series 2017-1III, Class A
3.352%, 11/27/2037 (C)		256,141	253,915
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
3.219%, 07/15/2027 (C)(D)		915,000	913,074
VOLT LX LLC
Series 2017-NPL7, Class A1
3.250%, 06/25/2047 (C)		147,537	146,557
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (C)		149,311	147,528
VOLT LXIII LLC
Series 2017-NP10, Class A1
3.000%, 10/25/2047 (C)		225,394	222,874
VOLT LXIV LLC
Series 2017-NP11, Class A1
3.375%, 10/25/2047 (C)		696,102	691,855
VOLT LXVI
Series 2018-NPL2, Class A1
4.336%, 05/25/2048 (C)		405,104	404,212
Voya CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.900%)
3.233%, 01/18/2029 (C)(D)		730,000	728,640
Series 2015-1A, Class A2R (3 month
LIBOR + 1.250%)
3.583%, 01/18/2029 (C)(D)		255,000	251,719
Series 2017-4A, Class A1 (3 month
LIBOR + 1.130%)
3.469%, 10/15/2030 (C)(D)		250,000	250,048
Wendy’s Funding LLC
Series 2018-1A, Class A2II
3.884%, 03/15/2048 (C)		233,238	223,882
Westlake Automobile Receivables Trust
Series 2017-2A, Class D
3.280%, 12/15/2022 (C)		535,000	531,184
TOTAL ASSET BACKED SECURITIES (Cost $56,398,751)			$56,401,375

PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Pay a fixed rate of
3.200% and receive a floating rate
based on 3-month LIBOR (Expiration
Date: 5-30-19; Strike Rate: 3.200%;
Counterparty: Bank of America
N.A.) (J)(K)		4,545,000	68,261
Over the Counter Option on 1 Year
Interest Rate Swap. Pay a fixed rate of
3.200% and receive a floating rate
based on 3-month LIBOR (Expiration
Date: 5-30-19; Strike Rate: 3.200%;
Counterparty: Deutsche Bank
AG) (J)(K)		6,835,000	102,655
			170,916
TOTAL PURCHASED OPTIONS (Cost $134,108)			$170,916

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
2.1505% (L)(M)		33,755	337,710
TOTAL SECURITIES LENDING COLLATERAL (Cost $337,739)			$337,710

SHORT-TERM INVESTMENTS – 3.1%
Foreign government – 1.0%
Egypt Treasury Bill
14.699%, 03/05/2019 *	EGP	1,350,000	69,595
14.846%, 10/16/2018 *		3,800,000	210,745
Italy Treasury Bill
(0.239)%, 10/31/2018 *	EUR	90,000	104,518
Japan Treasury Discount Bill
(0.162)%, 10/29/2018 *	JPY	10,500,000	92,422
(0.161)%, 11/12/2018 *		108,950,000	959,040
(0.151)%, 12/03/2018 *		42,050,000	370,177
(0.136)%, 10/09/2018 *		62,900,000	553,611
Spain Treasury Bill
(0.460)%, 10/12/2018 *	EUR	165,000	191,597
			2,551,705
Repurchase agreement – 2.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 9-28-18 at 2.250%
to be repurchased at $5,501,031 on
10-1-18, collateralized by $5,870,000
Federal Home Loan Bank, 3.130%
due 10-30-29 (valued at $5,612,235,
including interest)		$5,500,000	5,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,105,050)			$8,051,705
Total Investments (Investment Quality Bond Trust)
(Cost $339,151,988) – 126.7%			$333,401,812
Other assets and liabilities, net – (26.7%)			(70,351,937)
TOTAL NET ASSETS – 100.0%			$263,049,875

Currency Abbreviations

ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend

GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $87,699,039 or 33.3% of the fund’s net assets as of 9-30-18.

(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $330,939.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 9-30-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Canada Government Bond Futures	21	Long	Dec 2018	$2,157,964	$2,156,172	$(1,792)
5-Year U.S. Treasury Note Futures	123	Long	Dec 2018	13,933,734	13,834,617	(99,117)
U.K. Long Gilt Bond Futures	14	Long	Dec 2018	2,204,816	2,206,865	2,049
U.S. Treasury Long Bond Futures	7	Long	Dec 2018	1,010,633	983,500	(27,133)
Ultra U.S. Treasury Bond Futures	43	Long	Dec 2018	6,781,386	6,634,094	(147,292)
10-Year U.S. Treasury Note Futures	27	Short	Dec 2018	(3,241,113)	(3,207,094)	34,019
						$(239,266)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	38,164	CAD	50,000	HSBC Bank USA	10/9/2018	—	($554)
USD	57,531	CAD	75,000	State Street Bank and Trust Company	11/15/2018	—	(588)
USD	38,468	CAD	50,000	Citibank N.A.	11/19/2018	—	(281)
USD	146,063	CAD	192,000	BNP Paribas SA	11/21/2018	—	(2,737)
USD	76,737	CAD	100,000	Goldman Sachs International	12/11/2018	—	(796)
USD	111,195	CAD	145,000	State Street Bank and Trust Company	2/19/2019	—	(1,385)
USD	189,003	EUR	165,000	BNP Paribas SA	10/12/2018	—	(2,719)
USD	64,795	EUR	55,000	Citibank N.A.	10/18/2018	$857	—
USD	1,504,610	EUR	1,277,000	HSBC Bank USA	10/31/2018	18,591	—
USD	106,373	EUR	90,000	JPMorgan Chase Bank N.A.	10/31/2018	1,642	—
USD	157,488	EUR	135,000	State Street Bank and Trust Company	12/19/2018	—	(281)
USD	571,605	JPY	62,900,000	JPMorgan Chase Bank N.A.	10/9/2018	17,721	—
USD	95,021	JPY	10,500,000	Citibank N.A.	10/29/2018	2,427	—
USD	990,383	JPY	108,950,000	JPMorgan Chase Bank N.A.	11/13/2018	28,572	—
USD	381,420	JPY	42,050,000	Citibank N.A.	12/3/2018	9,664	—
						$79,474	($9,341)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(588,321)	$(588,321)
JPMorgan Chase Bank	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(101,946)	(101,946)
								—	$(690,267)	$(690,267)
				USD Federal Funds Rate
Centrally cleared	1,620,000	USD	Fixed 1.625%	Compounded OIS	Annual	Annual	Nov 2026	—	133,958	133,958

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	11,538,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	$625,009	$146,970	$771,979
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(36,029)	147,688	111,659
								$588,980	$428,616	$1,017,596
								$588,980	$(261,651)	$327,329

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	6.618%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,396)	$5,729	$(12,667)
Goldman Sachs International	CMBX.NA.BBB-.6	6.618%	140,000	USD	140,000	3.000%	Monthly	May 2063	(23,252)	7,131	(16,121)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	6.618%	255,000	USD	255,000	3.000%	Monthly	May 2063	(41,219)	11,855	(29,364)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	6.618%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,365)	6,395	(14,970)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	6.618%	115,000	USD	115,000	3.000%	Monthly	May 2063	(19,260)	6,017	(13,243)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	6.618%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,562)	3,616	(7,946)
					$819,000				$(135,054)	$40,743	$(94,311)
Centrally cleared	CDX.NA.HY.30	3.070%	2,235,000	USD	2,235,000	5.000%	Quarterly	Jun 2023	152,192	24,965	177,157
Centrally cleared	CDX.NA.IG.30	0.544%	1,615,000	USD	1,615,000	1.000%	Quarterly	Jun 2023	30,889	1,760	32,649
Centrally cleared	CDX.EM.30	1.926%	540,000	USD	540,000	1.000%	Quarterly	Dec 2023	(26,053)	3,322	(22,731)
Centrally cleared	ITRAXX.EU.30	0.688%	1,810,000	EUR	2,126,118	1.000%	Quarterly	Dec 2023	34,811	(529)	34,282
					$6,516,118				$191,839	$29,518	$221,357
					$7,335,118				$56,785	$70,261	$127,046

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.4%
Equity - 82.4%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	1,427,883	$28,714,721
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $25,467,115)		$28,714,721

UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	22,206	612,441
Vanguard Energy ETF	4,157	436,942
Vanguard FTSE Emerging Markets ETF	44,169	1,810,929
Vanguard Health Care ETF	1,362	245,718
Vanguard Information Technology ETF	4,336	878,300
Vanguard Materials ETF	1,096	143,697
Vanguard Mid-Cap ETF	6,444	1,058,040
Vanguard Real Estate ETF	4,394	354,508
Vanguard Small-Cap ETF	3,503	569,519
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost $5,342,395)		$6,110,094

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (D)	149,892	$149,892
TOTAL SHORT-TERM INVESTMENTS
(Cost $149,892)		$149,892
Total Investments (Lifestyle Aggressive
Portfolio) (Cost $30,959,402) - 100.4%		$34,974,707
Other assets and liabilities, net - (0.4%)		(132,867)
TOTAL NET ASSETS - 100.0%		$34,841,840

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.2%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	25,187,119	$506,512,967
Fixed income - 49.8%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	38,256,496	502,307,792
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $947,443,241)		$1,008,820,759
Total Investments (Lifestyle Balanced
Portfolio) (Cost $947,443,241) - 100.0%		$1,008,820,759
Other assets and liabilities, net - (0.0%)		(106,873)
TOTAL NET ASSETS - 100.0%		$1,008,713,886

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	1,764,148	$35,477,017
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	10,822,902	142,104,699
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $177,895,785)		$177,581,716

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (E)	13,035	$13,035
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,035)		$13,035
Total Investments (Lifestyle Conservative
Portfolio) (Cost $177,908,820) - 100.0%		$177,594,751
Other assets and liabilities, net - (0.0%)		(56,819)
TOTAL NET ASSETS - 100.0%		$177,537,932

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.2%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	231,947,589	$4,664,466,007
Fixed income - 29.8%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	150,702,420	1,978,722,780
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $5,984,317,748)		$6,643,188,787

COMMON STOCKS - 0.0%
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (E)(F)	3,621	0
Health care - 0.0%
Health care providers and services - 0.0%
MedCath Corp. (E)(F)	500	250
Industrials - 0.0%
Air freight and logistics - 0.0%
Ceva Logistics AG (F)	22,305	424,226
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (E)(F)	16,061	58
		424,284
Materials - 0.0%
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (E)(F)	7,800	0
Timminco, Ltd. (F)	300	0
TOTAL COMMON STOCKS (Cost $765,507)		$424,534
Total Investments (Lifestyle Growth
Portfolio) (Cost $5,985,083,255) - 100.0%		$6,643,613,321
Other assets and liabilities, net - (0.0%)		(291,066)
TOTAL NET ASSETS - 100.0%		$6,643,322,255

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)

(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.1%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	6,191,220	$124,505,433
Fixed income - 59.9%
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(D)	14,184,038	186,236,422
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $298,098,945)		$310,741,855

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (E)	1,824	1,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,824)		$1,824
Total Investments (Lifestyle Moderate
Portfolio) (Cost $298,100,769) - 100.0%		$310,743,679
Other assets and liabilities, net - (0.0%)		(64,507)
TOTAL NET ASSETS - 100.0%		$310,679,172

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Bond Trust.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.

Managed Volatility Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 99.3%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	1,093,748	$39,495,233
Capital Appreciation, Series NAV,
JHVIT (Jennison)	1,141,391	16,550,164
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	873,828	9,882,993
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,156,817	21,438,758
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	2,511,883	39,562,153
Fundamental Large Cap Core, Class NAV,
JHIT (JHAM) (B)(C)	316,406	16,959,375
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	2,210,196	32,025,744
International Growth Stock, Series NAV,
JHVIT (Invesco)	1,170,888	19,893,387
International Growth, Class NAV, JHF
III (Wellington)	477,414	13,529,907
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,160,859	9,774,433
International Value, Series NAV,
JHVIT (Templeton)	1,722,617	23,685,987
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	768,740	15,059,619
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	1,282,551	14,172,192
Multifactor Emerging Markets ETF, JHETF
(DFA) (D)	4,534	113,859
Multifactor Large Cap ETF, JHETF (DFA)	119,029	4,465,980
Multifactor Mid Cap ETF, JHETF (DFA)	60,343	2,202,520
Real Estate Securities, Series NAV,
JHVIT (Deutsche)	371,109	7,299,711
Small Cap Growth, Class NAV, JHF II
(Redwood) (E)	242,608	4,578,013
Small Cap Stock, Series NAV, JHVIT
(Wellington) (F)	504,084	5,887,702
Small Cap Value, Series NAV,
JHVIT (Wellington)	272,538	5,232,736
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	254,623	5,229,963
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	4,123,624	82,926,088
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $356,923,823)		$389,966,517

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank
1.871%, (3 month LIBOR - 0.460%),
10/10/2018 (G)	$315,000	314,988
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (Cost $314,995)		$314,988

SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.1%
Barclays Bank PLC
2.280%, 10/31/2018 *	370,000	369,264
MUFG Bank, Ltd.
2.060%, 10/04/2018 *	130,000	129,953
		499,217
U.S. Government - 0.2%
U.S. Treasury Bill
2.070%, 10/25/2018 *	370,000	369,488
2.070%, 12/13/2018 *	300,000	298,709
		668,197
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	983,000	983,000
2.134%, 11/16/2018 *	375,000	373,970
		1,356,970

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (H)	96,062	$96,062
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,620,544)		$2,620,446
Total Investments (Managed Volatility
Aggressive Portfolio) (Cost $359,859,362) - 100.0%		$392,901,951
Other assets and liabilities, net - (0.0%)		(75,247)
TOTAL NET ASSETS - 100.0%		$392,826,704

Security Abbreviations and Legend

JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Formerly known as Small Company Growth Fund.
(F)	Formerly known as Small Cap Growth Trust.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Managed Volatility Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 49.9%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	8,168,951	$294,980,818
Capital Appreciation, Series NAV,
JHVIT (Jennison)	8,655,713	125,507,842
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	4,748,771	53,708,601
Emerging Markets Value, Series NAV,
JHVIT (DFA)	13,637,991	135,561,626
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	18,614,045	293,171,203
Fundamental Large Cap Core, Class NAV,
JHIT (JHAM) (B)(C)	2,158,110	115,674,702
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	16,414,610	237,847,700
International Growth Stock, Series NAV,
JHVIT (Invesco)	4,818,052	81,858,706
International Growth, Class NAV, JHF
III (Wellington)	1,957,066	55,463,261
International Value, Series NAV,
JHVIT (Templeton)	10,008,274	137,613,762
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	3,954,895	77,476,402
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	7,045,599	77,853,874
Multifactor Emerging Markets ETF, JHETF
(DFA) (D)	31,655	794,927
Multifactor Large Cap ETF, JHETF (DFA)	2,227,690	83,583,152
Multifactor Mid Cap ETF, JHETF (DFA)	1,139,858	41,604,817
Small Cap Growth, Class NAV, JHF II
(Redwood) (E)	1,831,301	34,556,653
Small Cap Stock, Series NAV, JHVIT
(Wellington) (F)	4,027,048	47,035,921
Small Cap Value, Series NAV,
JHVIT (Wellington)	2,111,752	40,545,646
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	1,976,758	40,602,611
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	83,768,776	1,684,590,085
		3,660,032,309
Fixed income - 48.6%
Core Bond, Series NAV, JHVIT (Wells Capital)	25,229,438	320,413,866
Global Bond, Series NAV, JHVIT (PIMCO)	11,949,787	147,460,378
New Income, Series NAV, JHVIT
(T. Rowe Price)	44,785,528	554,444,839
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	169,851,577	2,230,151,198
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	4,263,598	50,822,094
Total Return, Class NAV, JHF II (PIMCO)	20,391,084	267,531,021
		3,570,823,396
Alternative - 0.3%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (D)	2,379,731	21,988,713
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $6,904,516,375)		$7,252,844,418

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank
1.871%, (3 month LIBOR - 0.460%),
10/10/2018 (H)	$7,075,000	7,074,732
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (Cost $7,074,882)		$7,074,732

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Barclays Bank PLC
2.280%, 10/31/2018 *	9,020,000	9,002,066
J.P. Morgan Securities
2.150%, 10/01/2018 *	2,500,000	2,499,544
MUFG Bank, Ltd.
2.060%, 10/04/2018 *	3,005,000	3,003,904
		14,505,514
U.S. Government - 0.2%
U.S. Treasury Bill
2.070%, 10/25/2018 *	9,020,000	9,007,507
2.070%, 12/13/2018 *	7,070,000	7,039,571
		16,047,078
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	14,497,000	14,497,000
2.134%, 11/16/2018 *	8,980,000	8,955,332
		23,452,332

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (I)	3,588,603	$3,588,603
TOTAL SHORT-TERM INVESTMENTS
(Cost $57,596,339)		$57,593,527
Total Investments (Managed Volatility
Balanced Portfolio) (Cost $6,969,187,596) - 99.7%		$7,317,512,677
Other assets and liabilities, net - 0.3%		22,176,772
TOTAL NET ASSETS - 100.0%		$7,339,689,449

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Formerly known as Small Company Growth Fund.
(F)	Formerly known as Small Cap Growth Trust.
(G)	Formerly known as Bond Trust.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	175	Long	Dec 2018	$14,303,489	$14,312,813	$9,324
Euro FX Futures	210	Long	Dec 2018	30,705,249	30,665,250	(39,999)
Euro STOXX 50 Index Futures	804	Long	Dec 2018	30,731,544	31,579,783	848,239
FTSE 100 Index Futures	146	Long	Dec 2018	13,769,297	14,209,436	440,139
Japanese Yen Currency Futures	128	Long	Dec 2018	14,495,884	14,166,400	(329,484)
MSCI Emerging Markets Index Futures	676	Long	Dec 2018	34,410,137	35,479,860	1,069,723
Nikkei 225 Index Futures	70	Long	Dec 2018	13,733,141	14,860,060	1,126,919
Russell 2000 E-Mini Index Futures	172	Long	Dec 2018	14,800,508	14,626,880	(173,628)
S&P 500 Index E-Mini Futures	1,423	Long	Dec 2018	204,874,461	207,686,850	2,812,389
S&P Mid 400 Index E-Mini Futures	162	Long	Dec 2018	33,271,912	32,808,240	(463,672)
						$5,299,950

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 19.9%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	676,432	$24,425,976
Capital Appreciation, Series NAV,
JHVIT (Jennison)	714,638	10,362,244
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	214,217	2,422,793
Emerging Markets Value, Series NAV,
JHVIT (DFA)	729,075	7,247,004
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	1,533,469	24,152,141
Fundamental Large Cap Core, Class NAV,
JHIT (JHAM) (B)	178,199	9,551,488
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	1,342,559	19,453,681
International Growth Stock, Series NAV,
JHVIT (Invesco)	208,832	3,548,049
International Growth, Class NAV, JHF
III (Wellington)	83,767	2,373,967
International Value, Series NAV,
JHVIT (Templeton)	430,591	5,920,621
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	173,350	3,395,936
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	311,862	3,446,075
Multifactor Emerging Markets ETF, JHETF
(DFA) (D)	1,335	33,525
Small Cap Growth, Class NAV, JHF II
(Redwood) (E)	112,249	2,118,144
Small Cap Stock, Series NAV, JHVIT
(Wellington) (F)	247,861	2,895,015
Small Cap Value, Series NAV,
JHVIT (Wellington)	128,627	2,469,646
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	121,905	2,503,921
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	5,504,010	110,685,640
		237,005,866

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 78.6%
Core Bond, Series NAV, JHVIT (Wells Capital)	6,600,613	$83,827,779
Global Bond, Series NAV, JHVIT (PIMCO)	3,221,276	39,750,547
New Income, Series NAV, JHVIT
(T. Rowe Price)	11,729,398	145,209,947
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	44,442,580	583,531,070
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,099,473	13,105,723
Total Return, Class NAV, JHF II (PIMCO)	5,341,688	70,082,941
		935,508,007
Alternative - 0.5%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (D)	643,596	5,946,831
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,206,563,683)		$1,178,460,704

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank
0.067%, (3 month LIBOR - 0.460%),
10/10/2018 (H)	$1,130,000	1,129,957
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (Cost $1,129,981)		$1,129,957

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Barclays Bank PLC
2.280%, 10/31/2018 *	1,370,000	1,367,276
MUFG Bank, Ltd.
2.060%, 10/04/2018 *	470,000	469,829
		1,837,105
U.S. Government - 0.2%
U.S. Treasury Bill
2.070%, 10/25/2018 *	1,370,000	1,368,103
2.070%, 12/13/2018 *	1,100,000	1,095,266
		2,463,369
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	276,000	276,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	3,064,000	3,064,000
2.134%, 11/16/2018 *	1,375,000	1,371,223
		4,711,223
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (I)	193,646	193,646
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,205,705)		$9,205,343
Total Investments (Managed Volatility
Conservative Portfolio) (Cost
$1,216,899,369) - 99.9%		$1,188,796,004
Other assets and liabilities, net - 0.1%		1,724,605
TOTAL NET ASSETS - 100.0%		$1,190,520,609

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Formerly known as Small Company Growth Fund.
(F)	Formerly known as Small Cap Growth Trust.
(G)	Formerly known as Bond Trust.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	12	Long	Dec 2018	$982,123	$981,450	$(673)
Euro FX Futures	15	Long	Dec 2018	2,194,107	2,190,375	(3,732)
Euro STOXX 50 Index Futures	58	Long	Dec 2018	2,225,220	2,278,144	52,924
FTSE 100 Index Futures	10	Long	Dec 2018	946,673	973,249	26,576
Japanese Yen Currency Futures	9	Long	Dec 2018	1,017,196	996,075	(21,121)
MSCI Emerging Markets Index Futures	44	Long	Dec 2018	2,247,818	2,309,340	61,522
Nikkei 225 Index Futures	5	Long	Dec 2018	995,901	1,061,433	65,532
Russell 2000 E-Mini Index Futures	13	Long	Dec 2018	1,116,130	1,105,520	(10,610)
S&P 500 Index E-Mini Futures	116	Long	Dec 2018	16,728,411	16,930,201	201,790
S&P Mid 400 Index E-Mini Futures	11	Long	Dec 2018	2,255,774	2,227,720	(28,054)
						$344,154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

FUTURES (continued)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 70.1%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	12,624,945	$455,886,762
Capital Appreciation, Series NAV,
JHVIT (Jennison)	13,468,014	195,286,210
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	10,859,789	122,824,212
Emerging Markets Value, Series NAV,
JHVIT (DFA)	29,259,126	290,835,709
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	28,881,723	454,887,129
Fundamental Large Cap Core, Class NAV,
JHIT (JHAM) (B)(C)	3,414,249	183,003,720
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	25,456,786	368,868,831
International Growth Stock, Series NAV,
JHVIT (Invesco)	10,588,012	179,890,316
International Growth, Class NAV, JHF
III (Wellington)	4,288,215	121,528,007
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	3,766,683	31,715,471
International Value, Series NAV,
JHVIT (Templeton)	19,563,338	268,995,901
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	8,566,152	167,810,916
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	15,960,557	176,364,151
Multifactor Emerging Markets ETF, JHETF
(DFA) (D)	65,976	1,656,803
Multifactor Large Cap ETF, JHETF (DFA)	2,901,434	108,862,094
Multifactor Mid Cap ETF, JHETF (DFA)	1,477,579	53,931,634
Small Cap Growth, Class NAV, JHF II
(Redwood) (E)	3,406,035	64,271,874
Small Cap Stock, Series NAV, JHVIT
(Wellington) (F)	7,063,237	82,498,607
Small Cap Value, Series NAV,
JHVIT (Wellington)	3,804,528	73,046,947
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	3,575,624	73,443,323
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	157,130,570	3,159,895,754
		6,635,504,371
Fixed income - 28.4%
Core Bond, Series NAV, JHVIT (Wells Capital)	18,995,223	241,239,328
Global Bond, Series NAV, JHVIT (PIMCO)	8,998,719	111,044,190
New Income, Series NAV, JHVIT
(T. Rowe Price)	33,739,075	417,689,744
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	127,930,482	1,679,727,234
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	2,801,887	33,398,489
Total Return, Class NAV, JHF II (PIMCO)	15,431,481	202,461,035
		2,685,560,020
Alternative - 0.2%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (D)	2,559,837	23,652,897
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,450,745,595)		$9,344,717,288

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank
1.871%, (3 month LIBOR - 0.460%),
10/10/2018 (H)	9,475,000	9,474,641
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (Cost $9,474,842)		$9,474,641

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Barclays Bank PLC
2.280%, 10/31/2018 *	11,690,000	11,666,757
J.P. Morgan Securities
2.150%, 10/01/2018 *	2,500,000	2,499,544
MUFG Bank, Ltd.
2.060%, 10/04/2018 *	4,045,000	4,043,525
		18,209,826
U.S. Government - 0.2%
U.S. Treasury Bill
2.070%, 10/25/2018 *	11,690,000	11,673,809
2.070%, 12/13/2018 *	9,535,000	9,493,962
		21,167,771
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	17,213,000	17,213,000
2.134%, 11/16/2018 *	11,725,000	11,692,791
		28,905,791
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (I)	4,769,444	4,769,444
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,056,413)		$73,052,832
Total Investments (Managed Volatility
Growth Portfolio) (Cost $8,533,276,850) - 99.6%		$9,427,244,761
Other assets and liabilities, net - 0.4%		41,221,904
TOTAL NET ASSETS - 100.0%		$9,468,466,665

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Formerly known as Small Company Growth Fund.
(F)	Formerly known as Small Cap Growth Trust.
(G)	Formerly known as Bond Trust.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	356	Long	Dec 2018	$29,097,382	$29,116,350	$18,968
Euro FX Futures	429	Long	Dec 2018	62,726,437	62,644,725	(81,712)
Euro STOXX 50 Index Futures	1,636	Long	Dec 2018	62,533,342	64,259,360	1,726,018
FTSE 100 Index Futures	297	Long	Dec 2018	28,010,145	28,905,496	895,351
Japanese Yen Currency Futures	128	Long	Dec 2018	14,484,996	14,166,400	(318,596)
MSCI Emerging Markets Index Futures	1,434	Long	Dec 2018	72,994,285	75,263,490	2,269,205
Nikkei 225 Index Futures	68	Long	Dec 2018	13,340,766	14,435,488	1,094,722
Russell 2000 E-Mini Index Futures	380	Long	Dec 2018	32,698,797	32,315,200	(383,597)
S&P 500 Index E-Mini Futures	2,859	Long	Dec 2018	411,620,580	417,271,050	5,650,470
S&P Mid 400 Index E-Mini Futures	337	Long	Dec 2018	69,213,791	68,249,240	(964,551)
						$9,906,278

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 39.8%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	2,099,781	$75,823,106
Capital Appreciation, Series NAV,
JHVIT (Jennison)	2,226,024	32,277,348
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	1,096,197	12,397,991
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,681,521	26,654,320
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	4,753,378	74,865,697
Fundamental Large Cap Core, Class NAV,
JHIT (JHAM) (B)(C)	554,688	29,731,250
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	4,215,541	61,083,194
International Growth Stock, Series NAV,
JHVIT (Invesco)	787,819	13,385,050
International Growth, Class NAV, JHF
III (Wellington)	318,494	9,026,133
International Value, Series NAV,
JHVIT (Templeton)	1,647,984	22,659,778
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	1,054,425	20,656,177
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	1,873,189	20,698,735
Multifactor Emerging Markets ETF, JHETF
(DFA) (D)	5,711	143,416
Small Cap Growth, Class NAV, JHF II
(Redwood) (E)	432,765	8,166,275
Small Cap Stock, Series NAV, JHVIT
(Wellington) (F)	950,424	11,100,950
Small Cap Value, Series NAV,
JHVIT (Wellington)	503,153	9,660,530
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	466,299	9,577,789
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	19,922,566	400,642,810
		838,550,549
Fixed income - 58.6%
Core Bond, Series NAV, JHVIT (Wells Capital)	8,731,218	110,886,472
Global Bond, Series NAV, JHVIT (PIMCO)	4,150,358	51,215,419
New Income, Series NAV, JHVIT
(T. Rowe Price)	15,508,312	191,992,897
Select Bond, Series NAV, JHVIT
(JHAM) (B)(C)(G)	58,770,883	771,661,694
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,380,966	16,461,110
Total Return, Class NAV, JHF II (PIMCO)	7,066,305	92,709,917
		1,234,927,509
Alternative - 0.4%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (D)	911,473	8,422,009
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,042,643,666)		$2,081,900,067

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank
1.871%, (3 month LIBOR - 0.460%),
10/10/2018 (H)	$2,005,000	2,004,924
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (Cost $2,004,966)		$2,004,924

SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.2%
Barclays Bank PLC
2.280%, 10/31/2018 *	2,550,000	2,544,930

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
MUFG Bank, Ltd.
2.060%, 10/04/2018 *	$850,000	$849,690
		3,394,620
U.S. Government - 0.2%
U.S. Treasury Bill
2.070%, 10/25/2018 *	2,550,000	2,546,468
2.070%, 12/13/2018 *	1,995,000	1,986,414
		4,532,882
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	470,000	470,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	5,224,000	5,224,000
2.134%, 11/16/2018 *	2,545,000	2,538,009
		8,232,009
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (I)	248,534	248,534
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,408,712)		$16,408,045
Total Investments (Managed Volatility
Moderate Portfolio) (Cost $2,061,057,344) - 99.7%		$2,100,313,036
Other assets and liabilities, net - 0.3%		5,566,895
TOTAL NET ASSETS - 100.0%		$2,105,879,931

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Formerly known as Small Company Growth Fund.
(F)	Formerly known as Small Cap Growth Trust.
(G)	Formerly known as Bond Trust.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	40	Long	Dec 2018	$3,269,369	$3,271,500	$2,131
Euro FX Futures	51	Long	Dec 2018	7,456,989	7,447,275	(9,714)
Euro STOXX 50 Index Futures	194	Long	Dec 2018	7,415,322	7,619,997	204,675
FTSE 100 Index Futures	34	Long	Dec 2018	3,206,549	3,309,047	102,498
Japanese Yen Currency Futures	30	Long	Dec 2018	3,397,473	3,320,250	(77,223)
MSCI Emerging Markets Index Futures	152	Long	Dec 2018	7,737,191	7,977,720	240,529
Nikkei 225 Index Futures	17	Long	Dec 2018	3,335,192	3,608,872	273,680
Russell 2000 E-Mini Index Futures	44	Long	Dec 2018	3,786,176	3,741,760	(44,416)
S&P 500 Index E-Mini Futures	358	Long	Dec 2018	51,542,556	52,250,100	707,544
S&P Mid 400 Index E-Mini Futures	38	Long	Dec 2018	7,804,522	7,695,760	(108,762)
						$1,290,942

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.8%
Communication services – 2.1%
Entertainment – 0.9%
Cinemark Holdings, Inc.	89,649	$3,603,890
Live Nation Entertainment, Inc. (A)	116,617	6,352,128
World Wrestling Entertainment, Inc.,
Class A (B)	36,653	3,545,445
		13,501,463
Interactive media and services – 0.1%
Cars.com, Inc. (A)	54,218	1,496,959

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media – 1.0%
AMC Networks, Inc., Class A (A)(B)	38,407	$2,547,920
Cable One, Inc.	4,194	3,705,860
John Wiley & Sons, Inc., Class A	38,454	2,330,312
Meredith Corp. (B)	33,681	1,719,415
TEGNA, Inc.	181,571	2,171,589
The New York Times Company, Class A	119,240	2,760,406
		15,235,502
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	77,815	2,367,910
		32,601,834
Consumer discretionary – 11.4%
Auto components – 0.9%
Adient PLC	73,363	2,883,900
Dana, Inc.	122,115	2,279,887
Delphi Technologies PLC	75,240	2,359,526
Gentex Corp.	227,216	4,876,055
Visteon Corp. (A)	24,809	2,304,756
		14,704,124
Automobiles – 0.2%
Thor Industries, Inc.	42,300	3,540,510
Distributors – 0.4%
Pool Corp.	34,127	5,695,114
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	50,643	2,440,993
Graham Holdings Company, Class B	3,700	2,143,410
Service Corp. International	152,453	6,738,423
Sotheby’s (A)	31,096	1,529,612
Weight Watchers International, Inc. (A)	32,653	2,350,689
		15,203,127
Hotels, restaurants and leisure – 3.7%
Boyd Gaming Corp.	68,295	2,311,786
Brinker International, Inc. (B)	34,493	1,611,858
Churchill Downs, Inc.	10,087	2,801,160
Cracker Barrel Old Country
Store, Inc. (B)	20,338	2,992,330
Domino’s Pizza, Inc.	35,388	10,432,382
Dunkin’ Brands Group, Inc. (B)	70,796	5,219,081
Eldorado Resorts, Inc. (A)	54,896	2,667,946
International Speedway Corp., Class A	20,626	903,419
Jack in the Box, Inc.	23,027	1,930,353
Marriott Vacations Worldwide Corp.	34,612	3,867,891
Papa John’s International, Inc. (B)	18,964	972,474
Scientific Games Corp. (A)	46,351	1,177,315
Six Flags Entertainment Corp. (B)	60,393	4,216,639
Texas Roadhouse, Inc.	56,168	3,891,881
The Cheesecake Factory, Inc. (B)	35,620	1,907,095
The Wendy’s Company	158,191	2,711,394
Wyndham Destinations, Inc.	84,025	3,643,324
Wyndham Hotels & Resorts, Inc.	84,513	4,696,387
		57,954,715
Household durables – 1.3%
Helen of Troy, Ltd. (A)	22,264	2,914,358
KB Home	72,281	1,728,239
NVR, Inc. (A)	2,881	7,118,375
Tempur Sealy International, Inc. (A)(B)	38,643	2,044,215
Toll Brothers, Inc.	114,546	3,783,454
TRI Pointe Group, Inc. (A)	128,723	1,596,165
Tupperware Brands Corp.	42,271	1,413,965
		20,598,771
Leisure products – 0.6%
Brunswick Corp.	73,288	4,911,762
Polaris Industries, Inc.	49,445	4,991,473
		9,903,235
Multiline retail – 0.4%
Big Lots, Inc. (B)	34,085	1,424,412
Dillard’s, Inc., Class A (B)	16,252	1,240,678
Ollie’s Bargain Outlet Holdings, Inc. (A)	43,445	4,175,065
		6,840,155
Specialty retail – 2.2%
Aaron’s, Inc.	58,465	3,184,004
American Eagle Outfitters, Inc.	142,441	3,536,810
AutoNation, Inc. (A)	48,595	2,019,122
Bed Bath & Beyond, Inc. (B)	118,652	1,779,780
Dick’s Sporting Goods, Inc.	64,666	2,294,350
Five Below, Inc. (A)	47,135	6,130,378
Murphy USA, Inc. (A)	25,285	2,160,856
Sally Beauty Holdings, Inc. (A)(B)	101,503	1,866,640
Signet Jewelers, Ltd.	43,867	2,892,151
The Michaels Companies, Inc. (A)	82,521	1,339,316
Urban Outfitters, Inc. (A)	64,437	2,635,473
Williams-Sonoma, Inc. (B)	68,079	4,474,152
		34,313,032
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	39,272	3,872,219
Deckers Outdoor Corp. (A)	25,413	3,013,474
Skechers U.S.A., Inc., Class A (A)	114,165	3,188,628
		10,074,321
		178,827,104
Consumer staples – 3.3%
Beverages – 0.1%
The Boston Beer Company, Inc.,
Class A (A)	7,298	2,098,175
Food and staples retailing – 0.5%
Casey’s General Stores, Inc.	30,929	3,993,243
Sprouts Farmers Market, Inc. (A)	107,398	2,943,779
United Natural Foods, Inc. (A)	42,809	1,282,130
		8,219,152
Food products – 2.1%
Flowers Foods, Inc.	155,090	2,893,979
Ingredion, Inc.	60,033	6,301,064
Lamb Weston Holdings, Inc.	123,688	8,237,621
Lancaster Colony Corp.	16,525	2,465,695
Post Holdings, Inc. (A)	56,308	5,520,436
Sanderson Farms, Inc.	16,911	1,748,090
The Hain Celestial Group, Inc. (A)	75,550	2,048,916
Tootsie Roll Industries, Inc. (B)	15,693	459,020
TreeHouse Foods, Inc. (A)	47,534	2,274,502
		31,949,323
Household products – 0.2%
Energizer Holdings, Inc.	50,574	2,966,165
Personal products – 0.4%
Edgewell Personal Care Company (A)	45,776	2,116,224
Nu Skin Enterprises, Inc., Class A	46,930	3,867,971
		5,984,195
		51,217,010
Energy – 5.2%
Energy equipment and services – 2.0%
Apergy Corp. (A)	65,237	2,841,724
Core Laboratories NV	37,377	4,329,378
Diamond Offshore Drilling, Inc. (A)(B)	54,298	1,085,960
Dril-Quip, Inc. (A)	31,733	1,658,049
Ensco PLC, Class A (B)	370,385	3,126,049

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
KLX Energy Services Holdings, Inc. (A)	1	$19
McDermott International, Inc. (A)	152,543	2,811,367
Nabors Industries, Ltd.	275,041	1,694,253
Oceaneering International, Inc. (A)	83,525	2,305,290
Patterson-UTI Energy, Inc.	185,943	3,181,485
Rowan Companies PLC, Class A (A)	107,360	2,021,589
Superior Energy Services, Inc. (A)	129,798	1,264,233
Transocean, Ltd. (A)(B)	363,013	5,064,031
		31,383,427
Oil, gas and consumable fuels – 3.2%
Callon Petroleum Company (A)	192,287	2,305,521
Chesapeake Energy Corp. (A)(B)	772,700	3,469,423
CNX Resources Corp. (A)	180,021	2,576,101
Energen Corp. (A)	69,251	5,967,359
Gulfport Energy Corp. (A)	133,772	1,392,567
Matador Resources Company (A)	87,678	2,897,758
Murphy Oil Corp.	137,353	4,579,349
Oasis Petroleum, Inc. (A)	225,869	3,202,822
PBF Energy, Inc., Class A	101,270	5,054,386
QEP Resources, Inc. (A)	200,005	2,264,057
Range Resources Corp.	174,949	2,972,384
SM Energy Company	87,072	2,745,380
Southwestern Energy Company (A)	495,415	2,531,571
World Fuel Services Corp.	57,637	1,595,392
WPX Energy, Inc. (A)	333,646	6,712,958
		50,267,028
		81,650,455
Financials – 15.6%
Banks – 7.4%
Associated Banc-Corp.	145,451	3,781,726
BancorpSouth Bank	75,884	2,481,407
Bank of Hawaii Corp.	35,528	2,803,514
Bank OZK	102,147	3,877,500
Cathay General Bancorp	65,239	2,703,504
Chemical Financial Corp.	60,469	3,229,045
Commerce Bancshares, Inc.	80,183	5,293,682
Cullen/Frost Bankers, Inc.	54,009	5,640,700
East West Bancorp, Inc.	122,463	7,393,091
First Horizon National Corp.	274,599	4,739,579
FNB Corp.	274,369	3,489,974
Fulton Financial Corp.	148,892	2,479,052
Hancock Whitney Corp.	71,958	3,421,603
Home BancShares, Inc.	135,778	2,973,538
International Bancshares Corp.	46,383	2,087,235
MB Financial, Inc.	71,248	3,285,245
PacWest Bancorp	103,483	4,930,965
Pinnacle Financial Partners, Inc.	61,858	3,720,759
Prosperity Bancshares, Inc.	56,068	3,888,316
Signature Bank	46,778	5,371,986
Sterling Bancorp	190,375	4,188,250
Synovus Financial Corp.	99,159	4,540,491
TCF Financial Corp.	141,684	3,373,496
Texas Capital Bancshares, Inc. (A)	42,382	3,502,872
Trustmark Corp.	57,121	1,922,122
UMB Financial Corp.	38,098	2,701,148
Umpqua Holdings Corp.	185,892	3,866,554
United Bankshares, Inc.	87,752	3,189,785
Valley National Bancorp	280,089	3,151,001
Webster Financial Corp.	78,050	4,601,828
Wintrust Financial Corp.	47,702	4,051,808
		116,681,776
Capital markets – 2.8%
Eaton Vance Corp.	99,736	5,242,124
Evercore, Inc., Class A	34,660	3,485,063
FactSet Research Systems, Inc.	32,419	7,252,454
Federated Investors, Inc., Class B	80,772	1,948,221
Interactive Brokers Group, Inc., Class A	63,440	3,508,866
Janus Henderson Group PLC	142,239	3,834,763
Legg Mason, Inc.	72,394	2,260,865
MarketAxess Holdings, Inc.	31,748	5,666,701
SEI Investments Company	111,436	6,808,740
Stifel Financial Corp.	60,154	3,083,494
		43,091,291
Consumer finance – 0.4%
Navient Corp.	199,055	2,683,261
SLM Corp. (A)	367,550	4,098,183
		6,781,444
Insurance – 4.5%
Alleghany Corp.	12,625	8,238,191
American Financial Group, Inc.	59,488	6,601,383
Aspen Insurance Holdings, Ltd.	50,536	2,112,405
Brown & Brown, Inc.	195,928	5,793,591
CNO Financial Group, Inc.	139,040	2,950,429
First American Financial Corp.	94,524	4,876,493
Genworth Financial, Inc., Class A (A)	423,518	1,766,070
Kemper Corp.	51,431	4,137,624
Mercury General Corp.	22,923	1,149,818
Old Republic International Corp.	240,312	5,378,183
Primerica, Inc.	36,437	4,392,480
Reinsurance Group of America, Inc.	53,798	7,777,039
RenaissanceRe Holdings, Ltd.	33,986	4,539,850
The Hanover Insurance Group, Inc.	35,915	4,430,834
W.R. Berkley Corp.	81,259	6,495,032
		70,639,422
Thrifts and mortgage finance – 0.5%
LendingTree, Inc. (A)(B)	6,282	1,445,488
New York Community Bancorp, Inc.	414,086	4,294,072
Washington Federal, Inc.	70,600	2,259,200
		7,998,760
		245,192,693
Health care – 9.9%
Biotechnology – 0.6%
Exelixis, Inc. (A)	251,863	4,463,012
United Therapeutics Corp. (A)	36,782	4,703,682
		9,166,694
Health care equipment and supplies – 4.5%
Avanos Medical, Inc. (A)	39,852	2,729,862
Cantel Medical Corp.	30,668	2,823,296
Globus Medical, Inc., Class A (A)	61,827	3,509,301
Haemonetics Corp. (A)	43,685	5,005,427
Hill-Rom Holdings, Inc.	56,178	5,303,203
ICU Medical, Inc. (A)	14,013	3,962,176
Inogen, Inc. (A)	14,589	3,561,467
Integra LifeSciences Holdings Corp. (A)	59,796	3,938,763
LivaNova PLC (A)	41,067	5,091,076
Masimo Corp. (A)	40,564	5,051,841
NuVasive, Inc. (A)	43,444	3,083,655
STERIS PLC	71,467	8,175,825
Teleflex, Inc.	38,705	10,299,013
West Pharmaceutical Services, Inc.	62,152	7,673,907
		70,208,812
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	74,608	2,626,202
Chemed Corp.	13,600	4,346,288
Encompass Health Corp.	83,562	6,513,658

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	45,777	$4,321,807
LifePoint Health, Inc. (A)	32,575	2,097,830
MEDNAX, Inc. (A)	79,001	3,686,187
Molina Healthcare, Inc. (A)	52,197	7,761,694
Patterson Companies, Inc. (B)	69,737	1,705,070
Tenet Healthcare Corp. (A)	70,095	1,994,904
		35,053,640
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	147,539	2,102,431
Medidata Solutions, Inc. (A)	50,430	3,697,023
		5,799,454
Life sciences tools and services – 1.6%
Bio-Rad Laboratories, Inc., Class A (A)	16,934	5,300,173
Bio-Techne Corp.	31,927	6,516,620
Charles River Laboratories
International, Inc. (A)	40,609	5,463,535
PRA Health Sciences, Inc. (A)	48,962	5,395,123
Syneos Health, Inc. (A)	51,313	2,645,185
		25,320,636
Pharmaceuticals – 0.6%
Akorn, Inc. (A)	79,090	1,026,588
Catalent, Inc. (A)	122,441	5,577,188
Mallinckrodt PLC (A)	70,404	2,063,541
Prestige Consumer Healthcare, Inc. (A)	43,718	1,656,475
		10,323,792
		155,873,028
Industrials – 14.2%
Aerospace and defense – 0.9%
Curtiss-Wright Corp.	37,166	5,107,352
Esterline Technologies Corp. (A)	22,389	2,036,280
Teledyne Technologies, Inc. (A)	30,370	7,491,672
		14,635,304
Airlines – 0.3%
JetBlue Airways Corp. (A)	264,391	5,118,610
Building products – 0.4%
Lennox International, Inc.	30,618	6,686,971
Commercial services and supplies – 1.2%
Clean Harbors, Inc. (A)	43,070	3,082,951
Deluxe Corp.	40,247	2,291,664
Healthcare Services Group, Inc. (B)	62,454	2,536,881
Herman Miller, Inc.	50,256	1,929,830
HNI Corp.	36,865	1,630,908
MSA Safety, Inc.	29,564	3,146,792
Pitney Bowes, Inc.	158,904	1,125,040
The Brink’s Company	43,135	3,008,666
		18,752,732
Construction and engineering – 1.1%
AECOM (A)	135,855	4,437,024
Dycom Industries, Inc. (A)	26,433	2,236,232
EMCOR Group, Inc.	49,151	3,691,732
Granite Construction, Inc.	38,597	1,763,883
KBR, Inc.	119,146	2,517,555
Valmont Industries, Inc.	18,935	2,622,498
		17,268,924
Electrical equipment – 1.4%
Acuity Brands, Inc.	33,954	5,337,569
EnerSys	35,682	3,108,973
Hubbell, Inc.	46,289	6,182,822
nVent Electric PLC	137,690	3,739,660
Regal Beloit Corp.	36,720	3,027,564
		21,396,588
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	50,483	6,148,829
Machinery – 5.1%
AGCO Corp.	56,198	3,416,276
Crane Company	42,811	4,210,462
Donaldson Company, Inc.	108,998	6,350,223
Graco, Inc.	141,261	6,546,035
IDEX Corp.	64,806	9,763,672
ITT, Inc.	74,086	4,538,508
Kennametal, Inc.	69,159	3,012,566
Lincoln Electric Holdings, Inc.	55,079	5,146,582
Nordson Corp.	44,229	6,143,408
Oshkosh Corp.	61,774	4,400,780
Terex Corp.	54,801	2,187,108
The Timken Company	58,640	2,923,204
The Toro Company	88,909	5,331,873
Trinity Industries, Inc.	124,833	4,573,881
Wabtec Corp. (B)	72,478	7,601,493
Woodward, Inc.	46,915	3,793,547
		79,939,618
Marine – 0.2%
Kirby Corp. (A)	45,533	3,745,089
Professional services – 0.6%
ManpowerGroup, Inc.	54,844	4,714,390
The Dun & Bradstreet Corp.	31,321	4,463,556
		9,177,946
Road and rail – 1.8%
Avis Budget Group, Inc. (A)	56,212	1,806,654
Genesee & Wyoming, Inc., Class A (A)	50,227	4,570,155
Knight-Swift Transportation
Holdings, Inc. (B)	108,384	3,737,080
Landstar System, Inc.	34,745	4,238,890
Old Dominion Freight Line, Inc.	55,445	8,941,061
Ryder System, Inc.	44,783	3,272,294
Werner Enterprises, Inc.	37,398	1,322,019
		27,888,153
Trading companies and distributors – 0.8%
GATX Corp.	31,810	2,754,428
MSC Industrial Direct Company, Inc.,
Class A	38,856	3,423,602
NOW, Inc. (A)	91,762	1,518,661
Watsco, Inc.	27,069	4,820,989
		12,517,680
		223,276,444
Information technology – 16.3%
Communications equipment – 1.2%
ARRIS International PLC (A)	143,245	3,722,938
Ciena Corp. (A)	120,506	3,764,607
InterDigital, Inc.	29,446	2,355,680
Lumentum Holdings, Inc. (A)(B)	53,052	3,180,467
NetScout Systems, Inc. (A)	61,244	1,546,411
Plantronics, Inc.	27,861	1,680,018
ViaSat, Inc. (A)(B)	47,303	3,025,027
		19,275,148
Electronic equipment, instruments and components – 4.5%
Arrow Electronics, Inc. (A)	73,857	5,444,738
Avnet, Inc.	97,831	4,379,894
Belden, Inc.	34,443	2,459,575
Cognex Corp.	145,384	8,115,335
Coherent, Inc. (A)	20,533	3,535,577
Jabil, Inc.	129,537	3,507,862
Keysight Technologies, Inc. (A)	158,399	10,498,686
Littelfuse, Inc.	21,236	4,202,392

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
National Instruments Corp.	94,975	$4,590,142
SYNNEX Corp.	25,455	2,156,039
Tech Data Corp. (A)	32,410	2,319,584
Trimble, Inc. (A)	211,206	9,179,013
Vishay Intertechnology, Inc.	111,956	2,278,305
Zebra Technologies Corp., Class A (A)	45,376	8,023,838
		70,690,980
IT services – 3.5%
Convergys Corp.	77,041	1,828,953
CoreLogic, Inc. (A)	68,408	3,380,039
Jack Henry & Associates, Inc.	65,228	10,441,698
Leidos Holdings, Inc.	127,181	8,795,838
LiveRamp Holdings, Inc. (A)	65,624	3,242,482
MAXIMUS, Inc.	54,290	3,532,107
Perspecta, Inc.	120,265	3,093,216
Sabre Corp.	211,590	5,518,267
Science Applications International Corp.	35,815	2,886,689
Teradata Corp. (A)	100,646	3,795,361
WEX, Inc. (A)	36,418	7,311,278
		53,825,928
Semiconductors and semiconductor equipment – 2.5%
Cirrus Logic, Inc. (A)(B)	51,668	1,994,385
Cree, Inc. (A)	86,013	3,257,312
Cypress Semiconductor Corp.	305,518	4,426,956
First Solar, Inc. (A)	63,762	3,087,356
Integrated Device Technology, Inc. (A)	109,220	5,134,432
MKS Instruments, Inc.	46,343	3,714,391
Monolithic Power Systems, Inc.	32,894	4,129,184
Silicon Laboratories, Inc. (A)	36,638	3,363,368
Synaptics, Inc. (A)	29,874	1,362,852
Teradyne, Inc.	157,558	5,826,495
Versum Materials, Inc.	91,897	3,309,211
		39,605,942
Software – 4.4%
ACI Worldwide, Inc. (A)	97,821	2,752,683
Blackbaud, Inc.	41,127	4,173,568
CDK Global, Inc.	109,398	6,843,939
CommVault Systems, Inc. (A)	32,465	2,272,550
Fair Isaac Corp. (A)	24,630	5,629,187
Fortinet, Inc. (A)	121,499	11,210,700
j2 Global, Inc.	39,539	3,275,806
LogMeIn, Inc.	43,835	3,905,699
Manhattan Associates, Inc. (A)	55,568	3,034,013
PTC, Inc. (A)	89,623	9,517,066
The Ultimate Software Group, Inc. (A)	26,368	8,495,506
Tyler Technologies, Inc. (A)	32,665	8,004,885
		69,115,602
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	99,629	2,830,460
		255,344,060
Materials – 6.7%
Chemicals – 2.6%
Ashland Global Holdings, Inc.	52,699	4,419,338
Cabot Corp.	52,024	3,262,945
Minerals Technologies, Inc.	29,810	2,015,156
NewMarket Corp.	7,552	3,062,412
Olin Corp.	141,131	3,624,244
PolyOne Corp.	67,744	2,961,768
RPM International, Inc.	112,778	7,323,803
Sensient Technologies Corp.	35,663	2,728,576
The Chemours Company	149,452	5,894,387
The Scotts Miracle-Gro Company	33,265	2,618,953
Valvoline, Inc.	161,194	3,467,283
		41,378,865
Construction materials – 0.2%
Eagle Materials, Inc.	40,376	3,441,650
Containers and packaging – 1.3%
AptarGroup, Inc.	52,560	5,662,814
Bemis Company, Inc.	76,768	3,730,925
Greif, Inc., Class A	21,828	1,171,290
Owens-Illinois, Inc. (A)	134,534	2,527,894
Silgan Holdings, Inc.	65,414	1,818,509
Sonoco Products Company	84,104	4,667,772
		19,579,204
Metals and mining – 2.2%
Allegheny Technologies, Inc. (A)	106,465	3,146,041
Carpenter Technology Corp.	40,026	2,359,533
Commercial Metals Company	99,140	2,034,353
Compass Minerals International, Inc. (B)	28,709	1,929,245
Reliance Steel & Aluminum Company	61,131	5,213,863
Royal Gold, Inc.	55,272	4,259,260
Steel Dynamics, Inc.	198,401	8,965,741
United States Steel Corp.	149,825	4,566,666
Worthington Industries, Inc.	34,129	1,479,833
		33,954,535
Paper and forest products – 0.4%
Domtar Corp.	53,241	2,777,583
Louisiana-Pacific Corp.	120,614	3,195,065
		5,972,648
		104,326,902
Real estate – 8.6%
Equity real estate investment trusts – 8.1%
Alexander & Baldwin, Inc. (A)	56,942	1,292,014
American Campus Communities, Inc.	115,823	4,767,275
Camden Property Trust	78,453	7,340,847
CoreCivic, Inc.	100,434	2,443,559
CoreSite Realty Corp.	31,030	3,448,674
Corporate Office Properties Trust	87,286	2,603,741
Cousins Properties, Inc.	356,063	3,165,400
CyrusOne, Inc.	83,765	5,310,701
Douglas Emmett, Inc.	136,458	5,147,196
EPR Properties	62,858	4,300,116
First Industrial Realty Trust, Inc.	106,230	3,335,622
Healthcare Realty Trust, Inc.	106,068	3,103,550
Highwoods Properties, Inc.	87,310	4,126,271
Hospitality Properties Trust	138,730	4,000,973
JBG SMITH Properties	91,547	3,371,676
Kilroy Realty Corp.	85,079	6,099,314
Lamar Advertising Company, Class A	71,529	5,564,956
LaSalle Hotel Properties	93,084	3,219,776
Liberty Property Trust	124,878	5,276,096
Life Storage, Inc.	39,419	3,751,112
Mack-Cali Realty Corp.	76,655	1,629,685
Medical Properties Trust, Inc.	308,006	4,592,369
National Retail Properties, Inc.	132,717	5,948,376
Omega Healthcare Investors, Inc.	169,353	5,549,698
PotlatchDeltic Corp.	53,044	2,172,152
Rayonier, Inc.	109,205	3,692,221
Sabra Health Care REIT, Inc.	150,388	3,476,971
Senior Housing Properties Trust	201,344	3,535,601
Tanger Factory Outlet Centers, Inc.	79,392	1,816,489
Taubman Centers, Inc.	51,679	3,091,955
The GEO Group, Inc.	102,934	2,589,819
Uniti Group, Inc.	148,493	2,992,134
Urban Edge Properties	96,382	2,128,115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weingarten Realty Investors	100,555	$2,992,517
		127,876,971
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc.	38,442	5,547,949
Realogy Holdings Corp. (B)	104,789	2,162,845
		7,710,794
		135,587,765
Utilities – 4.5%
Electric utilities – 1.2%
ALLETE, Inc.	43,457	3,259,710
Hawaiian Electric Industries, Inc.	91,809	3,267,482
IDACORP, Inc.	42,556	4,222,832
OGE Energy Corp.	168,785	6,130,271
PNM Resources, Inc.	67,507	2,663,151
		19,543,446
Gas utilities – 2.0%
Atmos Energy Corp.	93,962	8,823,971
National Fuel Gas Company	72,533	4,066,200
New Jersey Resources Corp.	74,685	3,442,979
ONE Gas, Inc.	44,470	3,658,992
Southwest Gas Holdings, Inc.	41,523	3,281,563
UGI Corp.	147,000	8,155,560
		31,429,265
Multi-utilities – 0.9%
Black Hills Corp.	45,408	2,637,751
MDU Resources Group, Inc.	165,506	4,251,849
NorthWestern Corp.	42,517	2,494,047
Vectren Corp.	70,195	5,018,241
		14,401,888
Water utilities – 0.4%
Aqua America, Inc.	150,344	5,547,694
		70,922,293
TOTAL COMMON STOCKS (Cost $1,201,727,415)		$1,534,819,588

RIGHTS – 0.0%
Community Health Systems, Inc. (A)(C)	137,366	824
TOTAL RIGHTS (Cost $8,929)		$824

SECURITIES LENDING COLLATERAL – 3.9%
John Hancock Collateral Trust,
2.1505% (D)(E)	6,083,528	60,863,265
TOTAL SECURITIES LENDING COLLATERAL (Cost
$60,868,652)		$60,863,265

SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note
1.945%, 10/04/2018 *	10,000,000	9,998,240
2.020%, 10/19/2018 *	10,000,000	9,989,450
Tennessee Valley Authority Discount
Note
1.598%, 10/16/2018 *	5,000,000	4,995,605
		24,983,295
Repurchase agreement – 0.5%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $8,149,713 on 10-1-18,
collateralized by $8,590,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $8,314,905
including interest)	8,149,000	8,149,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,132,998)		$33,132,295
Total Investments (Mid Cap Index Trust)
(Cost $1,295,737,994) – 103.8%		$1,628,815,972
Other assets and liabilities, net – (3.8%)		(59,637,795)
TOTAL NET ASSETS – 100.0%		$1,569,178,177
Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $59,394,775.
(C)	Strike price and/or expiration date not available.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P Mid 400 Index E-Mini Futures	187	Long	Dec 2018	$38,270,359	$37,871,240	$(399,119)
						$(399,119)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.3%
Communication services – 2.7%
Entertainment – 1.8%
Spotify Technology SA (A)	78,964	$14,279,060
Interactive media and services – 0.9%
TripAdvisor, Inc. (A)	146,465	7,479,968
Media – 0.0%
Ocean Outdoor, Ltd. (A)(B)(C)	9,958	95,348
		21,854,376
Consumer discretionary – 17.5%
Automobiles – 1.3%
Ferrari NV (D)	10,378,853	10,755,512
Hotels, restaurants and leisure – 8.7%
Hilton Grand Vacations, Inc. (A)	167,088	5,530,613
Hilton Worldwide Holdings, Inc.	245,063	19,796,189
Marriott Vacations Worldwide Corp.	65,489	7,318,396
Melco Resorts &
Entertainment, Ltd., ADR	387,798	8,201,928
Norwegian Cruise Line
Holdings, Ltd. (A)	150,195	8,625,699
Planet Fitness, Inc., Class A (A)	172,394	9,314,448
Vail Resorts, Inc.	45,013	12,352,467
		71,139,740
Household durables – 0.8%
Mohawk Industries, Inc. (A)	35,259	6,182,666
Internet and direct marketing retail – 3.1%
Shutterfly, Inc. (A)(D)	97,274	6,409,384
Wayfair, Inc., Class A (A)(D)	129,209	19,080,293
		25,489,677
Leisure products – 1.1%
Polaris Industries, Inc.	91,189	9,205,530
Specialty retail – 1.3%
Floor & Decor Holdings, Inc.,
Class A (A)	342,869	10,344,358
JAND, Inc., Class A (A)(C)(E)	28,798	471,711
		10,816,069
Textiles, apparel and luxury goods – 1.2%
Under Armour, Inc., Class A (A)(D)	97,042	2,059,231
Under Armour, Inc., Class C (A)	401,656	7,816,226
		9,875,457
		143,464,651
Consumer staples – 2.9%
Beverages – 1.4%
Monster Beverage Corp. (A)	192,890	11,241,629
Food products – 1.5%
Lamb Weston Holdings, Inc.	184,013	12,255,266
		23,496,895
Energy – 1.7%
Oil, gas and consumable fuels – 1.7%
Diamondback Energy, Inc. (D)	30,410	4,111,128
WPX Energy, Inc. (A)	487,726	9,813,047
		13,924,175
Financials – 2.4%
Capital markets – 2.4%
TD Ameritrade Holding Corp.	366,032	19,337,471
Diversified financial services – 0.0%
J2 Acquisition, Ltd. (A)(B)	24,340	233,122
		19,570,593
Health care – 22.6%
Biotechnology – 6.8%
Bluebird Bio, Inc. (A)(D)	13,624	1,989,104
Exact Sciences Corp. (A)(D)	423,397	33,414,491
Ionis Pharmaceuticals, Inc. (A)(D)	157,475	8,122,561
Sage Therapeutics, Inc. (A)	46,653	6,589,736
Seattle Genetics, Inc. (A)	71,977	5,550,866
		55,666,758
Health care equipment and supplies – 13.7%
Align Technology, Inc. (A)	58,656	22,947,400
Baxter International, Inc.	168,548	12,993,365
DexCom, Inc. (A)	143,647	20,547,267
Edwards Lifesciences Corp. (A)	111,708	19,448,363
Haemonetics Corp. (A)	129,828	14,875,692
Insulet Corp. (A)	155,704	16,496,839
Penumbra, Inc. (A)	28,595	4,280,672
		111,589,598
Health care technology – 1.6%
Veeva Systems, Inc., Class A (A)	120,124	13,077,900
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)(D)	14,800	516,372
Ono Pharmaceutical Company, Ltd.	133,150	3,769,009
		4,285,381
		184,619,637
Industrials – 10.9%
Aerospace and defense – 1.2%
Harris Corp.	57,947	9,805,212
Airlines – 1.5%
JetBlue Airways Corp. (A)	611,218	11,833,180
Commercial services and supplies – 0.9%
The Brink’s Company (D)	108,875	7,594,031
Construction and engineering – 0.7%
Willscot Corp. (A)(D)	326,295	5,595,959
Electrical equipment – 2.0%
Rockwell Automation, Inc.	88,498	16,595,145
Industrial conglomerates – 0.2%
Roper Technologies, Inc.	6,300	1,866,123
Machinery – 1.3%
IDEX Corp.	69,751	10,508,686
Professional services – 3.1%
CoStar Group, Inc. (A)	59,911	25,212,945
		89,011,281
Information technology – 27.8%
Electronic equipment, instruments and components – 2.9%
II-VI, Inc. (A)	184,916	8,746,527
Zebra Technologies Corp., Class A (A)	82,444	14,578,573
		23,325,100
IT services – 2.6%
GoDaddy, Inc., Class A (A)	146,308	12,200,624
Shopify, Inc., Class A (A)(D)	55,502	9,127,859
		21,328,483
Semiconductors and semiconductor equipment – 5.5%
Advanced Micro Devices, Inc. (A)(D)	650,813	20,103,614
Microchip Technology, Inc. (D)	88,878	7,013,363
Teradyne, Inc.	381,607	14,111,827
Universal Display Corp. (D)	33,359	3,933,026
		45,161,830
Software – 15.9%
2U, Inc. (A)	146,950	11,049,171
Autodesk, Inc. (A)	81,602	12,738,888
Birst, Inc. (A)(C)	374,273	19,462
DraftKings, Inc. (A)(C)(E)	1,058,486	2,698,674
Fair Isaac Corp. (A)	45,333	10,360,857

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	257,026	$25,962,196
ServiceNow, Inc. (A)	152,815	29,895,198
Workday, Inc., Class A (A)	208,396	30,421,648
Zuora, Inc. (A)	305,863	7,036,091
		130,182,185
Technology hardware, storage and peripherals – 0.9%
Logitech International SA	163,294	7,323,612
Logitech International SA	7,899	353,243
		7,676,855
		227,674,453
Materials – 2.8%
Construction materials – 1.7%
Vulcan Materials Company	122,940	13,670,928
Containers and packaging – 1.1%
Packaging Corp. of America	82,171	9,013,337
		22,684,265
Real estate – 0.0%
Real estate management and development – 0.0%
WeWork Companies, Inc.,
Class A (A)(C)(E)	7,544	470,896
TOTAL COMMON STOCKS (Cost $575,813,361)		$746,771,222
PREFERRED SECURITIES – 6.2%
Communication services – 2.4%
Interactive media and services – 2.4%
Lookout, Inc., Series F (A)(C)(E)	211,003	1,719,674
Uber Technologies, Inc. (A)(C)(E)	420,446	18,268,379
		19,988,053
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(C)(E)	75,561	2,262,296
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(C)(E)	1,177,710	5,217,255
One Kings Lane, Inc. (A)(C)	302,694	48,431
		5,265,686
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(E)	64,307	1,053,349
		8,581,331
Information technology – 1.3%
Software – 1.3%
Essence Group Holdings Corp. (A)(C)(E)	1,663,188	4,740,086
MarkLogic Corp., Series F (A)(C)(E)	253,035	2,750,490
Pinterest, Inc., Series G (A)(C)(E)	454,185	2,711,484
		10,202,060
Real estate – 1.4%
Real estate management and development – 1.4%
WeWork Companies, Inc.,
Series D1 (A)(C)(E)	103,140	6,437,999
WeWork Companies, Inc.,
Series D2 (A)(C)(E)	81,039	5,058,454
		11,496,453
TOTAL PREFERRED SECURITIES (Cost $29,545,696)		$50,267,897

WARRANTS – 0.2%
J2 Acquisition, Ltd. (Expiration
Date: 10-10-20; Strike Price:
$11.50) (A)	26,300	$11,835
Willscot Corp. (Expiration
Date: 10-16-20; Strike Price:
$11.50) (A)	390,144	1,162,629
TOTAL WARRANTS (Cost $348,411)		$1,174,464

SECURITIES LENDING COLLATERAL – 9.7%
John Hancock Collateral Trust,
2.1505% (F)(G)	7,967,604	79,712,689
TOTAL SECURITIES LENDING COLLATERAL (Cost
$79,721,817)		$79,712,689

SHORT-TERM INVESTMENTS – 3.1%
Repurchase agreement – 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 9-28-18 at 2.250%
to be repurchased at $25,204,725 on
10-1-18, collateralized by $25,805,000
Federal Home Loan Bank, 2.625%
due 10-1-20 (valued at $25,704,909,
including interest)	$25,200,000	25,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,200,000)		$25,200,000
Total Investments (Mid Cap Stock Trust)
(Cost $710,629,285) – 110.5%		$903,126,272
Other assets and liabilities, net – (10.5%)		(85,606,606)
TOTAL NET ASSETS – 100.0%		$817,519,666

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $78,022,890.
(E)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.2%
Communication services – 2.9%
Entertainment – 1.2%
Viacom, Inc., Class B	279,616	$9,439,836
Media – 1.5%
News Corp., Class A	683,744	9,018,583
Scholastic Corp. (A)	45,124	2,106,840
Tribune Media Company, Class A	13,300	511,119
		11,636,542

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	46,079	$1,402,184
		22,478,562
Consumer discretionary – 3.1%
Diversified consumer services – 1.0%
Strategic Education, Inc.	58,629	8,033,932
Leisure products – 0.1%
Mattel, Inc. (A)(B)	57,100	896,470
Specialty retail – 1.1%
The Gap, Inc.	47,100	1,358,835
Tiffany & Company	58,101	7,493,286
		8,852,121
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	51,120	7,031,556
		24,814,079
Consumer staples – 11.2%
Beverages – 1.4%
Carlsberg A/S, Class B	94,660	11,352,107
Food and staples retailing – 2.4%
Sysco Corp.	62,306	4,563,915
The Kroger Company	489,316	14,243,989
		18,807,904
Food products – 5.6%
Archer-Daniels-Midland Company	159,865	8,036,414
Bunge, Ltd.	272,732	18,739,416
Campbell Soup Company (A)	95,600	3,501,828
Flowers Foods, Inc. (A)	622,372	11,613,462
General Mills, Inc.	34,895	1,497,693
Hostess Brands, Inc. (B)	44,527	492,914
		43,881,727
Household products – 0.8%
Kimberly-Clark Corp.	53,000	6,022,920
Personal products – 1.0%
Edgewell Personal Care Company (A)(B)	164,292	7,595,219
		87,659,877
Energy – 11.1%
Energy equipment and services – 1.2%
Frank’s International NV (A)(B)	308,898	2,681,235
SEACOR Holdings, Inc. (A)(B)	29,914	1,478,051
SEACOR Marine Holdings, Inc. (B)	98,958	2,239,420
Tidewater, Inc. (B)	92,700	2,891,313
		9,290,019
Oil, gas and consumable fuels – 9.9%
Apache Corp.	248,750	11,857,913
ARC Resources, Ltd.	213,394	2,379,030
Cameco Corp.	573,250	6,535,050
EQT Corp.	427,784	18,920,886
Hess Corp.	280,855	20,103,601
Imperial Oil, Ltd.	365,543	11,832,627
Murphy Oil Corp.	188,805	6,294,759
		77,923,866
		87,213,885
Financials – 16.8%
Banks – 2.7%
Fifth Third Bancorp	384,007	10,721,475
Popular, Inc.	89,008	4,561,660
Westamerica Bancorporation (A)	100,342	6,036,575
		21,319,710
Capital markets – 2.8%
Franklin Resources, Inc.	214,700	6,529,027
Lazard, Ltd., Class A	58,235	2,802,851
Northern Trust Corp.	117,115	11,960,955
Waddell & Reed Financial, Inc.,
Class A (A)	44,200	936,156
		22,228,989
Consumer finance – 2.0%
Ally Financial, Inc.	159,840	4,227,768
Synchrony Financial	359,643	11,177,704
		15,405,472
Diversified financial services – 2.3%
Groupe Bruxelles Lambert SA	16,891	1,770,571
Jefferies Financial Group, Inc.	323,944	7,113,810
Pargesa Holding SA, Bearer Shares	48,560	3,901,493
Voya Financial, Inc.	102,456	5,088,990
		17,874,864
Insurance – 6.4%
Brighthouse Financial, Inc. (B)	98,621	4,362,993
Brown & Brown, Inc.	311,217	9,202,687
CNA Financial Corp.	174,108	7,948,030
Kemper Corp.	78,322	6,301,005
Loews Corp.	255,788	12,848,231
Marsh & McLennan Companies, Inc.	91,384	7,559,284
The Progressive Corp.	33,605	2,387,299
		50,609,529
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	350,336	4,463,281
		131,901,845
Health care – 15.4%
Biotechnology – 2.2%
Alkermes PLC (B)	177,205	7,520,580
Incyte Corp. (B)	55,400	3,827,032
Seattle Genetics, Inc. (B)	79,474	6,129,035
		17,476,647
Health care equipment and supplies – 5.3%
Baxter International, Inc.	202,239	15,590,605
DENTSPLY SIRONA, Inc. (A)	154,300	5,823,282
DexCom, Inc. (B)	22,147	3,167,907
Hologic, Inc. (B)	210,696	8,634,322
Zimmer Biomet Holdings, Inc.	62,300	8,190,581
		41,406,697
Health care providers and services – 4.8%
Cardinal Health, Inc.	118,100	6,377,400
Henry Schein, Inc. (A)(B)	46,213	3,929,491
MEDNAX, Inc. (B)	100,762	4,701,555
Patterson Companies, Inc. (A)	448,263	10,960,030
Select Medical Holdings Corp. (B)	638,667	11,751,473
		37,719,949
Pharmaceuticals – 3.1%
Amneal Pharmaceuticals, Inc. (B)	52,697	1,169,346
Elanco Animal Health, Inc. (B)	18,693	652,199
Mylan NV (B)	13,500	494,100
Perrigo Company PLC (A)	198,295	14,039,286
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	252,300	5,434,542
Zoetis, Inc.	24,267	2,221,887
		24,011,360
		120,614,653
Industrials – 9.1%
Aerospace and defense – 3.7%
Cobham PLC (B)	1,930,439	2,933,333

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	366,886	$26,221,342
		29,154,675
Air freight and logistics – 2.2%
C.H. Robinson Worldwide, Inc.	118,354	11,589,224
Expeditors International of
Washington, Inc.	80,937	5,951,298
		17,540,522
Commercial services and supplies – 0.5%
Cintas Corp.	22,184	4,388,217
Machinery – 2.1%
AGCO Corp.	55,800	3,392,082
Wabtec Corp.	30,675	3,217,194
Xylem, Inc.	119,616	9,553,730
		16,163,006
Road and rail – 0.6%
Kansas City Southern	38,916	4,408,404
		71,654,824
Information technology – 1.3%
Electronic equipment, instruments and components – 1.0%
AVX Corp.	114,703	2,070,389
National Instruments Corp.	120,200	5,809,266
		7,879,655
Semiconductors and semiconductor equipment – 0.1%
Marvell Technology Group, Ltd.	32,386	625,050
Technology hardware, storage and peripherals – 0.2%
Western Digital Corp.	25,400	1,486,916
		9,991,621
Materials – 7.0%
Chemicals – 0.5%
CF Industries Holdings, Inc.	32,046	1,744,584
FMC Corp.	26,090	2,274,526
		4,019,110
Construction materials – 1.2%
Vulcan Materials Company	83,635	9,300,212
Containers and packaging – 0.0%
WestRock Company	1,434	76,633
Metals and mining – 5.3%
Barrick Gold Corp. (A)	781,300	8,656,804
Cia de Minas Buenaventura SAA, ADR	261,000	3,500,010
Franco-Nevada Corp.	151,613	9,484,249
Newmont Mining Corp.	404,889	12,227,648
Nucor Corp.	116,822	7,412,356
		41,281,067
		54,677,022
Real estate – 7.1%
Equity real estate investment trusts – 5.8%
Equity Commonwealth (B)	344,568	11,057,187
Equity Residential	145,261	9,624,994
Forest City Realty Trust, Inc., Class A	169,900	4,262,791
Rayonier, Inc.	338,957	11,460,136
Regency Centers Corp.	72,438	4,684,565
Weyerhaeuser Company	148,799	4,801,744
		45,891,417
Real estate management and development – 1.3%
Realogy Holdings Corp. (A)	388,214	8,012,737
The St. Joe Company (A)(B)	126,441	2,124,209
		10,136,946
		56,028,363
Utilities – 6.2%
Electric utilities – 4.7%
Entergy Corp.	41,481	3,365,354
FirstEnergy Corp.	570,103	21,190,725
PG&E Corp. (B)	271,200	12,477,912
		37,033,991
Independent power and renewable electricity producers – 0.9%
Vistra Energy Corp. (B)	296,185	7,369,083
Multi-utilities – 0.6%
SCANA Corp.	114,000	4,433,460
		48,836,534
TOTAL COMMON STOCKS (Cost $603,334,524)		$715,871,265

PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,977,087
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,977,087

SECURITIES LENDING COLLATERAL – 8.7%
John Hancock Collateral Trust,
2.1505% (C)(D)	6,853,065	68,562,169
TOTAL SECURITIES LENDING COLLATERAL (Cost
$68,567,535)		$68,562,169

SHORT-TERM INVESTMENTS – 8.7%
Money market funds – 8.7%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (C)	1,717,016	1,717,016
T. Rowe Price Government Money Fund,
2.0920% (C)	66,551,966	66,551,966
		68,268,982
TOTAL SHORT-TERM INVESTMENTS (Cost $68,268,982)		$68,268,982
Total Investments (Mid Value Trust)
(Cost $742,235,667) – 108.9%		$854,679,503
Other assets and liabilities, net – (8.9%)		(69,802,978)
TOTAL NET ASSETS – 100.0%		$784,876,525

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $66,426,469.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT – 11.7%
U.S. Treasury Bill
2.032%, 11/08/2018	$19,600,000	$19,558,622
2.048%, 10/25/2018	39,500,000	39,446,873
2.102%, 10/25/2018	19,774,000	19,746,711
2.118%, 11/23/2018	19,750,000	19,689,443
2.143%, 12/13/2018	32,293,000	32,155,158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. Treasury Note
2.034%, 10/31/2018	$19,713,100	$19,700,248
2.156%, 12/15/2018	67,192,200	67,067,230
TOTAL U.S. GOVERNMENT (Cost
$217,364,285)		$217,364,285

U.S. GOVERNMENT AGENCY – 88.6%
Federal Agricultural Mortgage Corp.
2.016%, (1 month LIBOR - 0.115%),
12/03/2018 (A)	20,217,000	20,217,000
2.023%, (1 month LIBOR - 0.080%),
11/30/2018 (A)	23,843,000	23,843,000
2.028%, 10/01/2018	28,600,000	28,600,000
2.032%, (1 month LIBOR - 0.100%),
12/03/2018 (A)	16,237,000	16,237,000
2.059%, (1 month LIBOR - 0.090%),
01/07/2019 (A)	16,688,000	16,688,000
2.082%, (1 month LIBOR - 0.050%),
04/02/2019 (A)	27,703,000	27,703,000
2.104%, (1 month LIBOR - 0.090%),
02/20/2019 (A)	20,007,000	20,007,000
2.104%, (1 month LIBOR),
09/30/2019 (A)	20,024,000	20,024,000
2.157%, (1 month LIBOR - 0.115%),
12/28/2018 (A)	19,788,000	19,788,000
2.186%, (1 month LIBOR - 0.060%),
07/25/2019 (A)	30,000,000	30,000,000
2.196%, (1 month LIBOR - 0.050%),
06/25/2019 (A)	19,918,000	19,918,000
Federal Farm Credit Bank
1.582%, 11/01/2018	4,058,000	4,055,866
1.865%, 01/28/2019	8,445,000	8,424,092
1.993%, 11/21/2018	1,605,000	1,603,315
2.001%, 10/05/2018	797,000	796,909
2.003%, 10/24/2018	802,000	801,996
2.018%, (1 month LIBOR + 0.095%),
10/03/2018 (A)	3,636,000	3,636,042
2.025%, 01/28/2019	6,034,000	6,019,036
2.029%, 10/19/2018	791,000	790,623
2.035%, (1 month LIBOR + 0.120%),
11/13/2018 (A)	5,142,000	5,143,600
2.052%, (1 month LIBOR - 0.085%),
05/30/2019 (A)	7,835,000	7,833,249
2.056%, (1 month LIBOR + 0.130%),
10/17/2018 (A)	1,605,000	1,605,186
2.075%, 11/16/2018	834,000	832,750
2.081%, (1 month LIBOR - 0.080%),
11/09/2018 (A)	1,220,000	1,220,000
2.095%, (3 month LIBOR - 0.010%),
10/19/2018 (A)	3,637,000	3,637,483
2.095%, (1 month LIBOR + 0.170%),
11/14/2019 (A)	2,057,000	2,062,444
2.098%, 11/30/2018	7,971,000	7,960,961
2.098%, (3 month LIBOR + 0.040%),
11/16/2018 (A)	33,043,000	33,055,033
2.106%, 12/05/2018	2,386,000	2,381,727
2.120%, (1 month LIBOR + 0.065%),
10/22/2018 (A)	2,358,000	2,358,256
2.122%, 02/22/2019	1,000,000	996,161
2.126%, (1 month LIBOR + 0.180%),
10/11/2019 (A)	2,000,000	2,004,361
2.134%, (1 month LIBOR - 0.040%),
04/24/2019 (A)	4,175,000	4,176,575
2.135%, (1 month LIBOR + 0.190%),
08/19/2019 (A)	20,313,000	20,357,928
2.135%, (1 month LIBOR - 0.080%),
11/20/2019 (A)	9,729,000	9,726,782
2.138%, 12/10/2018	11,843,000	11,794,641
2.139%, (Prime rate - 3.020%),
01/14/2019 (A)	19,277,000	19,283,741
2.149%, (Prime rate - 3.060%),
04/25/2019 (A)	7,400,000	7,402,936
2.155%, (1 month LIBOR - 0.135%),
06/13/2019 (A)	3,994,000	3,990,876
2.157%, (3 month LIBOR - 0.130%),
02/03/2020 (A)	1,426,000	1,427,704
2.160%, (Prime rate - 3.120%),
01/02/2019 (A)	16,123,000	16,123,000
2.180%, (Prime rate - 3.105%),
04/10/2019 (A)	7,970,000	7,969,790
2.194%, (3 month LIBOR - 0.060%),
10/25/2019 (A)	5,458,000	5,464,424
2.196%, (3 month LIBOR - 0.180%),
05/17/2019 (A)	7,928,000	7,926,297
2.197%, (3 month LIBOR - 0.170%),
03/15/2019 (A)	12,087,000	12,086,870
2.200%, (Prime rate - 3.080%),
09/13/2019 (A)	7,982,000	7,982,000
2.205%, (Prime rate - 3.080%),
06/27/2019 (A)	12,084,000	12,083,542
2.206%, 04/16/2019	7,823,000	7,730,960
2.210%, (Prime rate - 3.075%),
09/05/2019 (A)	18,548,000	18,547,139
2.215%, (3 month LIBOR - 0.120%),
01/27/2020 (A)	6,407,000	6,409,706
2.279%, (3 month USBMMY +
0.050%), 11/04/2019 (A)	7,901,000	7,900,529
2.293%, (3 month USBMMY +
0.150%), 04/12/2019 (A)	8,020,000	8,023,407
2.312%, (Prime rate - 2.970%),
01/24/2020 (A)	16,170,000	16,170,000
2.312%, (U.S. Federal Funds Effective
Rate + 0.120%) , 02/18/2020 (A)	3,955,000	3,956,059
2.314%, (3 month USBMMY +
0.085%), 08/08/2019 (A)	12,115,000	12,114,479
2.323%, (Prime rate - 2.980%),
02/20/2020 (A)	7,914,000	7,911,766
2.352%, (Prime rate - 2.930%),
10/29/2019 (A)	8,114,000	8,114,000
2.363%, (Prime rate - 2.930%),
08/27/2020 (A)	8,054,000	8,052,479
2.383%, (Prime rate - 2.910%),
12/11/2019 (A)	18,331,000	18,328,812
Federal Home Loan Bank
1.977%, 10/02/2018	8,746,000	8,745,526
2.012%, 10/05/2018	49,135,000	49,124,169
2.022%, 10/01/2018	7,650,000	7,650,000
2.028%, 10/01/2018	45,000,000	45,000,000
2.037%, 10/03/2018	3,878,000	3,877,567
2.049%, (1 month LIBOR - 0.140%),
10/05/2018 (A)	5,700,000	5,699,970
2.053%, 10/10/2018	11,258,000	11,252,304
2.054%, 02/14/2019	5,000,000	4,962,033
2.059%, 10/12/2018	3,637,000	3,634,745
2.059%, 11/06/2018	1,605,000	1,603,549
2.066%, 12/18/2018	800,000	799,454
2.092%, 10/17/2018	59,713,000	59,658,299
2.092%, 10/31/2018	37,938,000	37,872,873
2.097%, 11/21/2018	1,590,000	1,589,039
2.099%, 12/14/2018	1,665,000	1,670,514
2.105%, 12/14/2018	18,260,000	18,246,602
2.111%, (1 month LIBOR - 0.100%),
12/21/2018 (A)	3,065,000	3,065,000
2.112%, 12/14/2018	2,785,000	2,780,468

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
2.115%, (1 month LIBOR - 0.080%),
11/13/2019 (A)	$2,180,000	$2,179,562
2.131%, 11/23/2018	810,000	808,664
2.131%, 10/18/2018	39,548,000	39,508,782
2.139%, 12/20/2018	78,881,000	78,512,889
2.141%, 11/28/2018	27,634,000	27,540,282
2.142%, 10/19/2018	39,598,000	39,556,224
2.142%, 12/05/2018	20,180,000	20,103,302
2.144%, (1 month LIBOR - 0.130%),
10/26/2018 (A)	500,000	499,991
2.145%, 12/14/2018	790,000	792,714
2.152%, 10/24/2018	40,065,000	40,010,734
2.161%, 12/27/2018	19,711,000	19,610,014
2.164%, (3 month LIBOR - 0.160%),
05/24/2019 (A)	17,680,000	17,681,992
2.169%, (3 month LIBOR - 0.320%),
04/09/2019 (A)	19,795,000	19,781,996
2.173%, (3 month LIBOR - 0.120%),
10/05/2018 (A)	4,540,000	4,540,040
2.186%, 11/19/2018	19,775,000	19,717,131
2.192%, (3 month LIBOR - 0.230%),
02/13/2019 (A)	1,960,000	1,959,609
2.192%, (3 month LIBOR - 0.160%),
06/12/2019 (A)	1,395,000	1,395,120
2.195%, 11/21/2018	20,032,000	19,970,759
2.197%, (3 month LIBOR - 0.163%),
07/05/2019 (A)	865,000	865,086
2.199%, 12/21/2018	19,799,000	19,702,866
2.211%, 12/19/2018	15,841,000	15,765,566
2.249%, 01/28/2019	1,185,000	1,180,770
2.384%, 03/22/2019	15,839,000	15,663,055
Federal Home Loan Mortgage Corp.
2.021%, 10/11/2018	2,989,000	2,988,160
2.068%, 11/07/2018	6,998,000	6,990,714
2.103%, 12/19/2018	19,723,000	19,633,625
2.174%, 12/17/2018	789,000	787,625
2.535%, 05/24/2019	1,603,000	1,590,412
Federal National Mortgage Association
1.712%, 11/28/2018	1,190,000	1,188,922
1.994%, 10/29/2018	17,646,000	17,633,871
2.038%, 10/01/2018	158,192,000	158,192,000
2.039%, 10/29/2018	19,978,000	19,963,972
2.063%, 10/19/2018	1,479,000	1,478,315
2.090%, 12/18/2018	853,000	851,199
2.114%, 01/30/2019	1,764,000	1,761,803
2.129%, 12/14/2018	3,866,000	3,858,144
2.172%, 12/20/2018	815,000	813,267
2.251%, 01/30/2019	1,547,000	1,541,881
2.271%, (SOFR + 0.080%),
01/30/2019 (A)	20,117,000	20,117,000
2.312%, (SOFR + 0.120%),
07/30/2019 (A)	55,000,000	55,000,000
Tennessee Valley Authority
2.048%, 10/15/2018	42,226,000	42,221,048
2.140%, 10/09/2018	7,119,000	7,115,662
TOTAL U.S. GOVERNMENT AGENCY (Cost
$1,649,607,412)		$1,649,607,412
Total Investments (Money Market Trust)
(Cost $1,866,971,697) – 100.3%		$1,866,971,697
Other assets and liabilities, net – (0.3%)		(5,524,624)
TOTAL NET ASSETS – 100.0%		$1,861,447,073

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.1%
Communication services – 9.6%
Diversified telecommunication services – 1.6%
AT&T, Inc.	52,487	$1,762,513
Koninklijke KPN NV	335,100	883,999
		2,646,512
Entertainment – 2.6%
The Walt Disney Company	30,156	3,526,443
Twenty-First Century Fox, Inc., Class B	17,500	801,850
		4,328,293
Media – 3.8%
Charter Communications, Inc.,
Class A (A)	9,664	3,149,304
Comcast Corp., Class A	56,772	2,010,297
DISH Network Corp., Class A (A)	30,442	1,088,606
		6,248,207
Wireless telecommunication services – 1.6%
T-Mobile US, Inc. (A)	27,900	1,958,022
Vodafone Group PLC	298,225	638,983
		2,597,005
		15,820,017
Consumer discretionary – 3.7%
Auto components – 0.4%
The Goodyear Tire & Rubber Company	27,434	641,681
Automobiles – 1.0%
General Motors Company	48,559	1,634,982
Household durables – 2.3%
Lennar Corp., A Shares	26,600	1,241,954
Newell Brands, Inc.	89,516	1,817,175
Toll Brothers, Inc.	22,400	739,872
		3,799,001
		6,075,664
Consumer staples – 6.9%
Beverages – 0.5%
PepsiCo, Inc.	6,658	744,364
Food and staples retailing – 2.5%
Rite Aid Corp. (A)(B)	85,476	109,409
The Kroger Company	79,493	2,314,041
Walgreens Boots Alliance, Inc.	24,316	1,772,636
		4,196,086
Household products – 0.7%
Energizer Holdings, Inc.	19,713	1,156,167
Tobacco – 3.2%
Altria Group, Inc.	25,972	1,566,371
British American Tobacco PLC	48,276	2,250,651
British American Tobacco PLC, ADR	17,408	811,735
Imperial Brands PLC	19,494	678,351
		5,307,108
		11,403,725
Energy – 9.6%
Energy equipment and services – 1.2%
Baker Hughes, a GE Company	39,587	1,339,228
McDermott International, Inc. (A)	29,389	541,639
		1,880,867
Oil, gas and consumable fuels – 8.4%
Anadarko Petroleum Corp.	35,170	2,370,810
BP PLC	153,597	1,177,281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	128,500	$2,278,305
Marathon Oil Corp.	85,377	1,987,577
Plains GP Holdings LP, Class A (A)	44,201	1,084,251
Royal Dutch Shell PLC, A Shares	57,102	1,956,386
Royal Dutch Shell PLC, A Shares
(London Stock Exchange)	31,946	1,095,379
The Williams Companies, Inc.	68,984	1,875,675
		13,825,664
		15,706,531
Financials – 21.0%
Banks – 10.5%
Barclays PLC	426,990	947,074
CIT Group, Inc.	29,408	1,517,747
Citigroup, Inc.	36,324	2,605,884
Citizens Financial Group, Inc.	75,335	2,905,671
FCB Financial Holdings, Inc.,
Class A (A)	60,504	2,867,890
Guaranty Bancorp	4,385	130,235
JPMorgan Chase & Co.	29,286	3,304,632
Wells Fargo & Company	57,493	3,021,832
		17,300,965
Consumer finance – 1.6%
Ally Financial, Inc.	31,149	823,891
Capital One Financial Corp.	19,162	1,819,049
		2,642,940
Diversified financial services – 1.1%
Voya Financial, Inc.	36,330	1,804,511
Insurance – 7.8%
Alleghany Corp.	4,060	2,649,272
American International Group, Inc.	62,165	3,309,665
Brighthouse Financial, Inc. (A)	23,503	1,039,773
Chubb, Ltd.	15,653	2,091,867
MetLife, Inc.	38,150	1,782,368
The Hartford Financial Services
Group, Inc.	40,659	2,031,324
		12,904,269
		34,652,685
Health care – 14.1%
Health care equipment and supplies – 3.8%
Medtronic PLC	63,276	6,224,460
Health care providers and services – 1.6%
CVS Health Corp.	33,648	2,648,771
Pharmaceuticals – 8.7%
Eli Lilly & Company	50,800	5,451,348
Merck & Company, Inc.	77,043	5,465,430
Novartis AG, ADR	40,563	3,494,908
		14,411,686
		23,284,917
Industrials – 5.8%
Aerospace and defense – 0.9%
BAE Systems PLC	175,175	1,436,429
Building products – 1.1%
Johnson Controls International PLC	52,900	1,851,500
Construction and engineering – 0.9%
Fluor Corp.	26,447	1,536,571
Electrical equipment – 1.3%
Sensata Technologies Holding
PLC (A)(B)	44,107	2,185,501
Industrial conglomerates – 0.4%
General Electric Company	56,658	639,669
Machinery – 0.8%
CNH Industrial NV (B)	102,301	1,227,655
Professional services – 0.4%
RELX PLC	33,746	709,902
		9,587,227
Information technology – 11.0%
Communications equipment – 3.3%
Cisco Systems, Inc.	81,260	3,953,299
Nokia OYJ	140,573	781,553
Nokia OYJ, ADR (B)	127,011	708,721
		5,443,573
IT services – 1.4%
Cognizant Technology Solutions Corp.,
Class A	29,926	2,308,791
Software – 3.5%
Dell Technologies, Inc., Class V (A)	8,067	783,467
Microsoft Corp.	24,705	2,825,511
Symantec Corp.	101,276	2,155,153
		5,764,131
Technology hardware, storage and peripherals – 2.8%
Hewlett Packard Enterprise Company	80,193	1,307,948
Samsung Electronics Company, Ltd.	59,150	2,475,478
Western Digital Corp.	14,300	837,122
		4,620,548
		18,137,043
Materials – 3.3%
Construction materials – 0.6%
LafargeHolcim, Ltd. (A)	20,562	1,017,960
Containers and packaging – 1.5%
International Paper Company	35,024	1,721,430
WestRock Company	12,086	645,876
		2,367,306
Metals and mining – 1.2%
thyssenkrupp AG	43,392	1,094,627
Warrior Met Coal, Inc.	31,303	846,433
		1,941,060
		5,326,326
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
Alexander’s, Inc.	3,022	1,037,453
Vornado Realty Trust	22,318	1,629,214
		2,666,667
Utilities – 3.5%
Electric utilities – 0.6%
PG&E Corp. (A)	20,690	951,947
Independent power and renewable electricity producers – 2.9%
Vistra Energy Corp. (A)	195,413	4,861,875
		5,813,822
TOTAL COMMON STOCKS (Cost $130,604,060)		$148,474,624

CORPORATE BONDS - 3.9%
Communication services - 2.8%
Frontier Communications Corp.
10.500%, 09/15/2022	$905,000	802,617
11.000%, 09/15/2025	1,015,000	791,406
iHeartCommunications, Inc.
9.000%, 12/15/2019 (C)	3,977,000	2,992,693
		4,586,716

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy - 0.3%
McDermott Technology Americas, Inc.
10.625%, 05/01/2024 (D)	$405,000	$433,350
Information technology - 0.8%
Banff Merger Sub, Inc.
9.750%, 09/01/2026 (B)(D)	762,000	773,049
Veritas US, Inc.
7.500%, 02/01/2023 (D)	200,000	194,300
10.500%, 02/01/2024 (B)(D)	413,000	377,895
		1,345,244
TOTAL CORPORATE BONDS (Cost $7,286,225)		$6,365,310

ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings
Company LLC 11.500%,
10/01/2020 (A)(E)	7,466,240	0
Texas Competitive Electric Holdings
Company LLC 11.500%,
10/01/2020 (A)	4,128,000	14,448
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$14,448

SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust,
2.1505% (F)(G)	429,775	4,299,724
TOTAL SECURITIES LENDING COLLATERAL (Cost
$4,300,226)		$4,299,724

SHORT-TERM INVESTMENTS – 6.7%
U.S. Government – 3.0%
U.S. Treasury Bill
1.971%, 10/18/2018 *	3,000,000	2,997,071
2.165%, 12/27/2018 *	2,000,000	1,989,566
		4,986,637
U.S. Government Agency – 3.7%
Federal Home Loan Bank Discount Note
1.950%, 10/01/2018 *	$6,100,000	$6,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,086,744)		$11,086,637
Total Investments (Mutual Shares Trust)
(Cost $153,280,571) – 103.3%		$170,240,743
Other assets and liabilities, net – (3.3%)		(5,436,396)
TOTAL NET ASSETS – 100.0%		$164,804,347

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $4,173,309.
(C)	Non-income producing - Issuer is in default.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	6,132,101	EUR	5,219,373	HSBC Bank PLC	11/21/2018	$48,402	—
USD	5,914,687	GBP	4,524,942	HSBC Bank PLC	11/26/2018	2,578	—
USD	2,421,414	KRW	2,732,730,000	HSBC Bank PLC	10/19/2018	—	($42,073)
						$50,980	($42,073)

Derivatives Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 34.4%
U.S. Government – 15.3%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	$16,035,000	$13,996,035
3.000%, 11/15/2044 to 11/15/2045	18,825,000	18,153,485
3.125%, 02/15/2043	26,395,000	26,069,187
3.375%, 05/15/2044	2,585,000	2,663,762
5.375%, 02/15/2031	7,760,000	9,589,966

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2026	$21,194,835	$20,394,751
0.625%, 04/15/2023	6,497,178	6,414,102
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,797,191
1.500%, 05/31/2019 (A)	12,425,000	12,343,461
1.625%, 05/15/2026	3,915,000	3,542,310
1.750%, 11/15/2020	9,600,000	9,385,875
2.250%, 02/15/2027 to 11/15/2027	14,245,000	13,368,017
2.500%, 06/30/2020	6,665,000	6,631,154
2.625%, 07/15/2021	19,870,000	19,735,722
2.750%, 02/15/2028	36,315,000	35,417,055
		200,502,073
U.S. Government Agency – 19.1%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2043 to 03/01/2043	237,669	228,591
3.473%, (12 month LIBOR +
1.723%), 01/01/2036 (B)	737	771
3.500%, 09/01/2042 to 03/01/2044	8,687,526	8,619,856
3.535%, (12 month LIBOR +
1.785%), 09/01/2032 (B)	375	391
3.564%, (12 month LIBOR +
1.815%), 01/01/2037 (B)	15,902	16,798
3.617%, (12 month LIBOR +
1.742%), 02/01/2037 (B)	20,378	21,414
3.619%, (12 month LIBOR +
1.750%), 02/01/2035 (B)	24,246	25,460
3.631%, (1 Year CMT + 2.245%),
01/01/2036 (B)	24,029	25,281
3.650%, (12 month LIBOR +
1.900%), 11/01/2035 (B)	4,069	4,301
3.679%, (12 month LIBOR +
1.849%), 02/01/2037 (B)	15,895	16,740
3.698%, (12 month LIBOR +
1.797%), 03/01/2036 (B)	20,465	21,573
3.709%, (12 month LIBOR +
1.966%), 11/01/2036 (B)	10,902	11,568
3.762%, (12 month LIBOR +
2.010%), 12/01/2036 (B)	12,280	13,038
3.851%, (12 month LIBOR +
1.625%), 04/01/2037 (B)	28,698	30,037
3.879%, (12 month LIBOR +
1.725%), 06/01/2037 (B)	57,183	60,159
3.981%, (12 month LIBOR +
2.153%), 02/01/2037 (B)	10,610	11,026
4.000%, 08/01/2040 to 02/01/2041	6,412,312	6,531,630
4.011%, (1 Year CMT + 2.250%),
10/01/2036 (B)	11,638	12,165
4.053%, (12 month LIBOR +
2.077%), 02/01/2038 (B)	31,147	32,785
4.088%, (12 month LIBOR +
1.625%), 06/01/2038 (B)	13,484	14,061
4.186%, (12 month LIBOR +
1.775%), 05/01/2037 (B)	10,144	10,640
4.285%, (12 month LIBOR +
1.733%), 10/01/2036 (B)	29,413	30,830
4.338%, (12 month LIBOR +
1.588%), 10/01/2036 (B)	7,223	7,506
4.341%, (12 month LIBOR +
1.591%), 09/01/2035 (B)	4,365	4,556
4.467%, (12 month LIBOR +
1.726%), 07/01/2035 (B)	9,878	10,345
4.475%, (12 month LIBOR +
1.725%), 07/01/2035 (B)	3,373	3,519
4.500%, 11/01/2018 to 10/01/2039	4,201,408	4,382,241
5.000%, 10/01/2018 to 08/01/2040	1,723,722	1,828,244
5.500%, 11/01/2018 to 12/01/2039	100,673	109,249
6.000%, 07/01/2021 to 08/01/2038	313,710	342,180
6.500%, 12/01/2023 to 03/01/2037	94,649	104,432
7.000%, 02/01/2024 to 06/01/2032	1,429	1,592
7.500%, 05/01/2024 to 06/01/2024	165	178
Federal National Mortgage Association
2.471%, (COFI + 1.250%),
07/01/2027 (B)	94	94
2.500%, TBA (C)	3,395,000	3,275,417
2.500%, 07/01/2030 to 03/01/2043	4,491,760	4,269,637
3.000%, TBA (C)	3,305,000	3,162,634
3.000%, 01/01/2027 to 01/01/2047	42,621,545	41,031,873
3.090%, (12 month LIBOR +
1.340%), 12/01/2035 (B)	4,020	4,166
3.500%, 11/01/2032 to 08/01/2056	47,079,230	46,620,188
3.572%, (12 month LIBOR +
1.582%), 12/01/2035 (B)	2,629	2,761
3.573%, (6 month LIBOR + 1.364%),
10/01/2033 (B)	13,520	14,002
3.642%, (12 month LIBOR +
1.892%), 12/01/2035 (B)	5,705	5,994
3.645%, (12 month LIBOR +
1.770%), 12/01/2035 (B)	848	896
4.000%, 11/01/2040 to 07/01/2048	30,029,817	30,495,932
4.014%, (12 month LIBOR +
1.634%), 09/01/2035 (B)	37,470	39,242
4.033%, (12 month LIBOR +
1.788%), 05/01/2038 (B)	20,163	21,143
4.039%, (12 month LIBOR +
1.595%), 07/01/2036 (B)	59,984	62,697
4.125%, (12 month LIBOR +
1.750%), 09/01/2036 (B)	105	110
4.181%, (12 month LIBOR +
1.830%), 04/01/2038 (B)	19,608	20,514
4.195%, (12 month LIBOR +
1.690%), 05/01/2038 (B)	45,604	47,709
4.208%, (12 month LIBOR +
1.847%), 05/01/2038 (B)	10,711	11,279
4.262%, (12 month LIBOR +
1.595%), 07/01/2035 (B)	6,627	6,930
4.322%, (12 month LIBOR +
1.655%), 08/01/2037 (B)	10,750	11,265
4.500%, TBA (C)	741,750	765,222
4.500%, 05/01/2019 to 05/01/2048	8,512,963	8,856,716
4.545%, (12 month LIBOR +
1.799%), 08/01/2036 (B)	23,010	24,070
4.603%, (12 month LIBOR +
1.853%), 08/01/2038 (B)	8,939	9,392
5.000%, 11/01/2018 to 06/01/2040	6,520,393	6,912,179
5.500%, 10/01/2018 to 09/01/2041	2,881,254	3,114,373
5.679%, (COFI + 1.250%),
01/01/2019 (B)	6	6
6.000%, 01/01/2021 to 09/01/2038	3,977,551	4,356,276
6.500%, 07/01/2032 to 06/01/2039	306,494	340,072
7.000%, 12/01/2029 to 04/01/2037	14,678	16,481
Government National
Mortgage Association
2.500%, 11/20/2042 to 03/20/2043	2,317,540	2,185,453

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
3.000%, 10/15/2042 to 02/20/2048		$9,496,501	$9,219,870
3.500%, 09/15/2041 to 02/20/2048		9,501,602	9,478,825
4.000%, 02/15/2041 to 05/20/2048		8,644,761	8,822,989
4.500%, TBA (C)		390,000	403,051
4.500%, 04/15/2039 to 07/20/2048		15,085,057	15,666,254
5.000%, TBA (C)		1,780,000	1,858,442
5.000%, 01/15/2019 to 09/20/2048		17,295,646	18,134,723
5.500%, 02/15/2029 to 05/20/2048		5,752,565	6,155,021
6.000%, 07/20/2019 to 04/20/2039		807,086	880,330
6.500%, 05/15/2024 to 08/15/2038		709,353	788,548
7.000%, 12/20/2023 to 12/15/2034		381,809	425,186
9.250%, 11/15/2019 to 12/15/2019		263	272
9.750%, 02/15/2021		829	880
10.250%, 11/15/2020		463	491
			250,052,762
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $462,996,377)			$450,554,835

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Argentina – 0.1%
Republic of Argentina
5.875%, 01/11/2028		1,095,000	867,240
Bermuda – 0.1%
Government of Bermuda
4.138%, 01/03/2023 (D)		1,410,000	1,428,894
4.854%, 02/06/2024 (D)		515,000	535,888
			1,964,782
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/2024		705,000	705,000
Israel – 0.1%
Government of Israel
3.750%, 03/31/2047	ILS	4,100,000	1,259,510
Mexico – 0.4%
Government of Mexico
3.750%, 01/11/2028 (E)		$2,095,000	1,995,488
4.125%, 01/21/2026		3,320,000	3,289,224
			5,284,712
Peru – 0.2%
Republic of Peru
6.150%, 08/12/2032 (D)	PEN	10,590,000	3,262,894
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$13,887,921)			$13,344,138

CORPORATE BONDS – 34.6%
Communication services – 3.0%
21st Century Fox America, Inc.
3.700%, 09/15/2024		$350,000	351,024
Altice Luxembourg SA
7.625%, 02/15/2025 (D)		2,175,000	1,971,094
Baidu, Inc.
2.875%, 07/06/2022		1,095,000	1,054,026
Charter Communications Operating LLC
4.908%, 07/23/2025		3,485,000	3,537,116
Charter Communications Operating LLC
(3 month LIBOR + 1.650%) 3.986%,
02/01/2024 (B)		270,000	275,181
Comcast Corp.
3.150%, 03/01/2026		695,000	655,902
3.200%, 07/15/2036		200,000	166,667
3.300%, 02/01/2027		3,900,000	3,684,655
3.375%, 08/15/2025		1,415,000	1,365,638
3.900%, 03/01/2038		485,000	443,543
Deutsche Telekom International Finance
BV
4.375%, 06/21/2028 (D)		5,350,000	5,330,429
GTP Acquisition Partners I LLC
2.350%, 06/15/2045 (D)		2,870,000	2,806,690
Omnicom Group, Inc.
3.600%, 04/15/2026		2,000,000	1,898,784
3.650%, 11/01/2024		2,815,000	2,734,307
The Interpublic Group of
Companies, Inc.
3.750%, 02/15/2023		350,000	346,325
4.000%, 03/15/2022		1,170,000	1,170,367
Time Warner Cable LLC
6.550%, 05/01/2037		950,000	1,029,264
6.750%, 06/15/2039		1,740,000	1,895,608
Verizon Communications, Inc.
3.376%, 02/15/2025		3,590,000	3,491,705
5.150%, 09/15/2023		1,165,000	1,246,013
Vodafone Group PLC
4.125%, 05/30/2025		1,940,000	1,924,201
5.000%, 05/30/2038		1,985,000	1,956,541
			39,335,080
Consumer discretionary – 2.2%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		3,895,000	3,630,032
3.600%, 11/28/2024		1,300,000	1,277,415
4.000%, 12/06/2037		285,000	261,368
Booking Holdings, Inc.
3.600%, 06/01/2026		1,500,000	1,454,499
3.650%, 03/15/2025		3,935,000	3,864,763
Expedia Group, Inc.
4.500%, 08/15/2024		1,975,000	1,985,763
5.000%, 02/15/2026		4,415,000	4,495,181
General Motors Company (3 month
LIBOR + 0.800%) 3.143%,
08/07/2020 (B)		1,415,000	1,419,751
GLP Capital LP
5.250%, 06/01/2025		415,000	421,561
INVISTA Finance LLC
4.250%, 10/15/2019 (D)		885,000	883,628
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,090,641
QVC, Inc.
4.375%, 03/15/2023 (E)		2,300,000	2,271,390
5.125%, 07/02/2022		975,000	987,583
Tesla, Inc.
5.300%, 08/15/2025 (D)		1,405,000	1,183,713
			28,227,288
Consumer staples – 0.7%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		3,275,000	3,177,896
B&G Foods, Inc.
5.250%, 04/01/2025		255,000	244,114
Bunge, Ltd. Finance Corp.
3.750%, 09/25/2027		1,745,000	1,603,855
Cargill, Inc.
3.250%, 03/01/2023 (D)		295,000	290,943
Cencosud SA
4.375%, 07/17/2027		2,000,000	1,815,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Post Holdings, Inc.
5.625%, 01/15/2028 (D)	$505,000	$486,063
Reynolds American, Inc.
4.450%, 06/12/2025	1,830,000	1,842,724
		9,460,595
Energy – 3.6%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (D)	1,125,000	1,116,606
4.250%, 07/15/2027 (D)	1,450,000	1,413,833
Boardwalk Pipelines LP
4.450%, 07/15/2027	300,000	288,804
4.950%, 12/15/2024	1,925,000	1,950,168
5.950%, 06/01/2026	1,945,000	2,057,475
Cenovus Energy, Inc.
4.250%, 04/15/2027	350,000	338,194
Concho Resources, Inc.
3.750%, 10/01/2027	675,000	643,970
DCP Midstream Operating LP
6.750%, 09/15/2037 (D)	615,000	658,050
Enbridge Energy Partners LP
7.375%, 10/15/2045	905,000	1,194,479
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077	1,520,000	1,467,731
Eni SpA
4.000%, 09/12/2023 (D)	310,000	306,596
4.750%, 09/12/2028 (D)	1,450,000	1,432,273
Hess Corp.
4.300%, 04/01/2027	2,455,000	2,379,319
5.800%, 04/01/2047	1,005,000	1,056,883
KazMunayGas National Company JSC
4.750%, 04/19/2027	2,000,000	2,004,366
Matador Resources Company
5.875%, 09/15/2026 (D)	515,000	521,438
Pertamina Persero PT
6.450%, 05/30/2044 (D)	1,055,000	1,144,110
Petroleos Mexicanos
4.875%, 01/24/2022	1,725,000	1,744,838
5.375%, 03/13/2022	415,000	427,450
5.500%, 01/21/2021	1,575,000	1,625,258
6.375%, 02/04/2021	2,235,000	2,343,420
Plains All American Pipeline LP
2.850%, 01/31/2023	330,000	313,503
3.850%, 10/15/2023	1,495,000	1,471,911
4.650%, 10/15/2025	2,289,000	2,312,087
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	745,000	722,316
5.000%, 03/15/2027	3,920,000	4,024,505
5.750%, 05/15/2024	750,000	804,909
5.875%, 06/30/2026	1,135,000	1,225,325
Seven Generations Energy, Ltd.
5.375%, 09/30/2025 (D)	690,000	671,025
The Williams Companies, Inc.
4.850%, 03/01/2048	1,490,000	1,438,081
Transcontinental Gas Pipe Line
Company LLC
4.000%, 03/15/2028	495,000	483,422
4.600%, 03/15/2048	685,000	665,525
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,523,482
Williams Partners LP
4.500%, 11/15/2023	1,295,000	1,318,608
Woodside Finance, Ltd.
3.650%, 03/05/2025 (D)	595,000	572,894
3.700%, 09/15/2026 to 03/15/2028 (D)	2,853,000	2,689,749
		47,352,603
Financials – 10.6%
Aflac, Inc.
3.625%, 11/15/2024	985,000	980,857
AXA Equitable Holdings, Inc.
3.900%, 04/20/2023 (D)	585,000	580,622
4.350%, 04/20/2028 (D)	1,625,000	1,571,234
Banco Santander SA
3.500%, 04/11/2022	1,200,000	1,175,763
3.800%, 02/23/2028	1,800,000	1,634,573
Bank of America Corp.
3.248%, 10/21/2027	4,435,000	4,123,963
3.300%, 01/11/2023	13,955,000	13,745,270
Bank of America Corp. (3.824% to
1-20-27, then 3 month LIBOR +
1.575%) 01/20/2028	4,705,000	4,578,923
BBVA Bancomer SA
4.375%, 04/10/2024 (D)	2,975,000	2,969,050
BNP Paribas SA
3.800%, 01/10/2024 (D)	1,860,000	1,818,854
BPCE SA
3.000%, 05/22/2022 (D)	2,940,000	2,841,960
Capital One Bank USA NA
3.375%, 02/15/2023	4,218,000	4,103,013
Capital One Financial Corp.
3.800%, 01/31/2028	1,395,000	1,316,915
4.250%, 04/30/2025	1,155,000	1,149,776
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,517,987
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	2,785,000	2,693,682
Citigroup, Inc. (3.887% to 1-10-27, then
3 month LIBOR + 1.563%)
01/10/2028	2,345,000	2,275,058
CNA Financial Corp.
5.875%, 08/15/2020	550,000	574,121
Credit Agricole SA
3.250%, 10/04/2024 (D)	2,410,000	2,260,019
Discover Financial Services
3.750%, 03/04/2025	3,385,000	3,225,208
4.100%, 02/09/2027	2,515,000	2,402,589
Fidelity National Financial, Inc.
4.500%, 08/15/2028 (D)	1,375,000	1,351,836
Financial & Risk US Holdings, Inc.
6.250%, 05/15/2026 (D)	420,000	419,738
First Abu Dhabi Bank PJSC (5.250% to
6-17-20, then 5 Year U.S. Swap Rate
+ 3.350%) 06/17/2020 (F)	2,000,000	1,990,000
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,125,546
2.950%, 05/25/2021	1,735,000	1,711,363
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (F)	2,425,000	2,403,781
ING Bank NV
5.800%, 09/25/2023 (D)	3,395,000	3,578,841
JPMorgan Chase & Co.
2.950%, 10/01/2026	2,650,000	2,460,715
3.200%, 06/15/2026	790,000	748,429
3.300%, 04/01/2026	1,010,000	967,927
3.900%, 07/15/2025	610,000	609,516

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3 month
LIBOR + 1.230%) 3.572%,
10/24/2023 (B)	$6,360,000	$6,486,714
JPMorgan Chase & Co. (3.540% to
5-1-27, then 3 month LIBOR +
1.380%) 05/01/2028	2,405,000	2,293,306
JPMorgan Chase & Co. (3.797% to
7-23-23, then 3 month LIBOR +
0.890%) 07/23/2024	530,000	529,583
Kilroy Realty LP
4.375%, 10/01/2025	1,738,000	1,732,658
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (D)	1,325,000	1,323,250
Marsh & McLennan Companies, Inc.
4.350%, 01/30/2047	530,000	505,746
Mizuho Financial Group, Inc.
3.549%, 03/05/2023	600,000	593,218
Morgan Stanley
3.125%, 07/27/2026	1,435,000	1,336,210
3.625%, 01/20/2027	4,090,000	3,925,064
3.700%, 10/23/2024	615,000	605,336
3.750%, 02/25/2023	8,280,000	8,276,440
3.875%, 01/27/2026	495,000	486,325
4.875%, 11/01/2022	3,850,000	3,988,054
Principal Financial Group, Inc. (4.700%
to 5-15-20, then 3 month LIBOR +
3.044%) 05/15/2055	2,290,000	2,290,000
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,450,518
6.450%, 11/15/2019	705,000	729,048
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,228,263
3.500%, 11/16/2026	2,360,000	2,238,461
5.750%, 01/24/2022	3,655,000	3,887,889
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028	2,715,000	2,582,715
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,927,000	1,872,284
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%) 05/15/2023	885,000	857,546
Thomson Reuters Corp.
3.350%, 05/15/2026	690,000	635,695
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	500,737
UBS Group Funding Switzerland AG
4.125%, 09/24/2025 (D)	1,020,000	1,013,152
UniCredit SpA
3.750%, 04/12/2022 (D)	475,000	454,087
4.625%, 04/12/2027 (D)	230,000	210,919
Unum Group
5.625%, 09/15/2020	1,040,000	1,082,471
Wells Fargo & Company (3 month
LIBOR + 1.110%) 3.452%,
01/24/2023 (B)	960,000	971,981
Willis North America, Inc.
3.600%, 05/15/2024	2,215,000	2,151,799
		139,146,598
Health care – 3.3%
AbbVie, Inc.
3.600%, 05/14/2025	1,095,000	1,059,473
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,177,355
3.650%, 12/01/2027	1,273,000	1,209,796
Bayer US Finance II LLC
3.875%, 12/15/2023 (D)	1,660,000	1,648,462
Becton, Dickinson and Company
3.363%, 06/06/2024	1,890,000	1,825,521
3.700%, 06/06/2027	3,265,000	3,121,437
3.734%, 12/15/2024	970,000	949,722
4.669%, 06/06/2047	2,225,000	2,197,331
Celgene Corp.
3.625%, 05/15/2024	3,880,000	3,825,108
3.875%, 08/15/2025	1,115,000	1,097,876
Cigna Corp.
3.050%, 10/15/2027	530,000	478,720
CVS Health Corp.
3.700%, 03/09/2023	7,670,000	7,635,693
Express Scripts Holding Company
3.400%, 03/01/2027	215,000	199,692
4.500%, 02/25/2026	2,374,000	2,394,251
Halfmoon Parent, Inc.
4.125%, 11/15/2025 (D)	2,560,000	2,551,811
4.375%, 10/15/2028 (D)	1,230,000	1,225,728
4.900%, 12/15/2048 (D)	990,000	988,751
Humana, Inc.
3.850%, 10/01/2024	1,040,000	1,033,596
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,459,365
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,486,263
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026	2,085,000	1,924,196
Tenet Healthcare Corp.
7.500%, 01/01/2022 (D)	15,000	15,656
Teva Pharmaceutical Finance
Netherlands III BV
6.750%, 03/01/2028	675,000	711,626
WellCare Health Plans, Inc
5.375%, 08/15/2026 (D)	415,000	422,263
		43,639,692
Industrials – 2.2%
Air Lease Corp.
2.750%, 01/15/2023	1,340,000	1,270,407
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	2,770,419	2,746,317
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	212,738	211,653
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	418,960	406,181
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	416,013	403,782
American Airlines 2016-2 Class A Pass
Through Trust
3.650%, 12/15/2029	674,904	645,343
American Airlines 2017-1 Class B Pass
Through Trust
4.950%, 08/15/2026	807,300	816,907
American Airlines 2017-2 Class AA Pass
Through Trust
3.350%, 04/15/2031	695,000	662,405
CCCI Treasure, Ltd. (3.500% to 4-21-20,
then 5 Year CMT + 7.192%)
04/21/2020 (F)	710,000	701,236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	$566,193	$574,346
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	866,992	871,327
CRCC Yupeng, Ltd. (3.950% to 8-1-19,
then 5 Year CMT + 7.251%)
08/01/2019 (F)	1,800,000	1,796,854
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	318,091	319,491
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	260,810	262,114
Delta Air Lines, Inc.
2.875%, 03/13/2020	2,110,000	2,092,805
3.625%, 03/15/2022	2,450,000	2,419,328
4.375%, 04/19/2028	975,000	941,368
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (D)	2,585,000	2,680,723
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (D)	1,175,000	1,176,246
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	3,093,570	3,103,469
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,002,090	2,042,132
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,182,685	2,167,624
		28,312,058
Information technology – 1.9%
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,066,105
Arrow Electronics, Inc.
4.000%, 04/01/2025	1,255,000	1,215,609
Avnet, Inc.
4.625%, 04/15/2026	840,000	834,078
4.875%, 12/01/2022	1,535,000	1,574,617
Broadcom Corp.
3.000%, 01/15/2022	2,070,000	2,016,341
3.125%, 01/15/2025	1,510,000	1,402,285
3.625%, 01/15/2024	4,570,000	4,431,959
3.875%, 01/15/2027	80,000	75,449
Keysight Technologies, Inc.
4.550%, 10/30/2024	2,775,000	2,803,512
4.600%, 04/06/2027	280,000	279,880
Microchip Technology, Inc.
3.922%, 06/01/2021 (D)	1,506,000	1,497,073
		24,196,908
Materials – 1.2%
Anglo American Capital PLC
4.125%, 09/27/2022 (D)	1,730,000	1,729,160
Arconic, Inc.
5.870%, 02/23/2022	1,210,000	1,264,450
6.150%, 08/15/2020	2,457,000	2,549,138
Boral Finance Pty, Ltd.
3.000%, 11/01/2022 (D)	190,000	182,792
3.750%, 05/01/2028 (D)	2,615,000	2,435,229
Celulosa Arauco y Constitucion SA
3.875%, 11/02/2027	965,000	912,890
5.500%, 11/02/2047	265,000	260,694
CNAC HK Finbridge Company, Ltd.
4.625%, 03/14/2023	1,300,000	1,309,161
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	585,000	559,471
CVR Partners LP
9.250%, 06/15/2023 (D)	650,000	691,646
Equate Petrochemical BV
4.250%, 11/03/2026	2,000,000	1,963,706
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	805,000	756,700
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	980,000	985,595
		15,600,632
Real estate – 3.7%
Alexandria Real Estate Equities, Inc.
3.450%, 04/30/2025	1,600,000	1,529,356
3.900%, 06/15/2023	975,000	978,436
3.950%, 01/15/2028	2,055,000	1,970,756
4.000%, 01/15/2024	365,000	365,809
American Campus Communities
Operating Partnership LP
3.625%, 11/15/2027	725,000	677,600
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,204,366
3.650%, 02/01/2026	1,090,000	1,055,445
Brixmor Operating Partnership LP
3.850%, 02/01/2025	680,000	654,949
3.900%, 03/15/2027	2,515,000	2,381,810
4.125%, 06/15/2026	4,385,000	4,249,338
Crown Castle International Corp.
4.450%, 02/15/2026	3,450,000	3,466,543
Crown Castle Towers LLC
3.222%, 05/15/2042 (D)	205,000	200,539
3.663%, 05/15/2045 (D)	2,200,000	2,155,010
Healthcare Realty Trust, Inc.
3.625%, 01/15/2028	2,305,000	2,143,777
Highwoods Realty LP
4.125%, 03/15/2028	1,050,000	1,021,023
Kimco Realty Corp.
2.800%, 10/01/2026	1,020,000	908,613
MPT Operating Partnership LP
5.000%, 10/15/2027	2,855,000	2,760,699
5.250%, 08/01/2026	30,000	29,850
National Retail Properties, Inc.
4.300%, 10/15/2028	600,000	596,926
Regency Centers LP
3.600%, 02/01/2027	840,000	797,038
3.750%, 06/15/2024	1,215,000	1,186,734
4.125%, 03/15/2028	460,000	451,795
SBA Tower Trust
2.898%, 10/11/2044 (D)	1,650,000	1,646,721
3.168%, 04/09/2047 (D)	2,105,000	2,064,328
3.448%, 03/15/2023 (D)	755,000	744,102
3.869%, 10/15/2049 (D)	2,895,000	2,887,329
Ventas Realty LP
3.750%, 05/01/2024	1,688,000	1,656,092
4.000%, 03/01/2028	1,700,000	1,639,804
VEREIT Operating Partnership LP
3.950%, 08/15/2027	1,159,000	1,089,491
4.600%, 02/06/2024	1,715,000	1,723,923
4.875%, 06/01/2026	3,075,000	3,101,560
		48,339,762

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities – 2.2%
Duke Energy Corp.
2.650%, 09/01/2026	$516,000	$466,298
Enel Americas SA
4.000%, 10/25/2026	2,000,000	1,899,000
Enel Finance International NV
3.625%, 05/25/2027 (D)	3,475,000	3,145,767
FirstEnergy Corp.
3.900%, 07/15/2027	3,580,000	3,480,693
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (D)	3,065,000	3,099,814
NRG Energy, Inc.
7.250%, 05/15/2026	435,000	473,354
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024	1,900,000	1,912,379
Perusahaan Listrik Negara PT
5.450%, 05/21/2028 (D)	2,000,000	2,053,450
Sempra Energy
3.250%, 06/15/2027	1,912,000	1,781,396
3.400%, 02/01/2028	1,035,000	968,223
3.800%, 02/01/2038	930,000	837,861
4.000%, 02/01/2048	3,315,000	2,950,895
State Grid Overseas Investment
2016, Ltd.
2.750%, 05/04/2022 (D)	3,440,000	3,325,154
3.750%, 05/02/2023 (D)	885,000	881,964
The Southern Company
3.250%, 07/01/2026	405,000	377,558
Vistra Operations Company LLC
5.500%, 09/01/2026 (D)	1,065,000	1,076,981
		28,730,787
TOTAL CORPORATE BONDS (Cost
$458,077,002)		$452,342,003

CONVERTIBLE BONDS – 0.1%
Consumer discretionary – 0.1%
Ctrip.com International, Ltd.
1.250%, 09/15/2022 (E)	1,350,000	1,320,435
TOTAL CONVERTIBLE BONDS (Cost
$1,398,240)		$1,320,435

MUNICIPAL BONDS – 1.4%
Chicago O’Hare International Airport
(Illinois)
6.395%, 01/01/2040	1,925,000	2,472,932
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	1,575,000	1,591,805
District of Columbia
5.591%, 12/01/2034	375,000	431,749
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,758,944
Florida State Board of Administration
Finance Corp.
2.163%, 07/01/2019	1,180,000	1,175,988
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,480,752
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	1,230,000	1,697,941
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,329,325
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	1,067,716
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,225,000	2,305,701
South Carolina State Public Service
Authority
4.322%, 12/01/2027	1,705,000	1,716,850
University of California
4.131%, 05/15/2045	495,000	493,446
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	575,997
TOTAL MUNICIPAL BONDS (Cost $16,344,455)		$18,099,146

TERM LOANS (G) – 2.8%
Communication services – 0.9%
Altice Financing SA (1 month LIBOR +
2.750%) 4.909%, 07/15/2025	1,187,677	1,163,626
Altice US Finance I Corp. (1 month
LIBOR + 2.250%) 4.493%,
07/28/2025	1,395,204	1,393,460
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.500%,
10/19/2023	872,098	874,828
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.993%, 01/31/2025	699,713	694,640
CSC Holdings LLC (1 month LIBOR +
2.250%) 4.409%, 07/17/2025	1,371,285	1,370,709
Formula One Management, Ltd. (1
month LIBOR + 2.500%) 4.743%,
02/01/2024	685,000	679,294
Hyland Software, Inc. (1 month LIBOR
+ 3.250%) 5.493%, 07/01/2022	385,113	387,358
Intelsat Jackson Holdings SA (1 month
LIBOR + 3.750%) 5.981%,
11/27/2023	498,377	500,106
Intelsat Jackson Holdings SA (1 month
LIBOR + 4.500%) 6.731%,
01/02/2024	180,000	188,888
MH Sub I LLC (1 month LIBOR +
3.750%) 5.916%, 09/13/2024	623,700	627,598
Uber Technologies, Inc. (1 month
LIBOR + 3.500%) 5.648%,
07/13/2023	2,058,000	2,063,660
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 6.121%,
04/04/2025	408,975	411,147
WideOpenWest Finance LLC (1 month
LIBOR + 3.250%) 5.409%,
08/18/2023	693,000	677,983
		11,033,297
Consumer discretionary – 0.1%
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.993%,
12/22/2024	684,825	688,441
Scientific Games International, Inc. (1
and 2 month LIBOR + 2.750%)
5.035%, 08/14/2024	657,184	655,956
		1,344,397
Consumer staples – 0.1%
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.993%,
02/05/2023	960,227	964,260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Financials – 0.4%
Asurion LLC (1 month LIBOR +
3.000%)
5.243%, 08/04/2022 to 11/03/2024	$3,543,841	$3,568,892
Asurion LLC (1 month LIBOR +
6.500%) 8.743%, 08/04/2025	835,000	857,445
Financial & Risk US Holdings, Inc.
09/17/2025 TBD (H)	660,000	658,258
Trans Union LLC (1 month LIBOR +
2.000%) 4.243%, 06/19/2025	463,838	465,095
		5,549,690
Health care – 0.4%
Amneal Pharmaceuticals LLC (1 month
LIBOR + 3.500%) 5.750%,
05/04/2025	548,498	553,127
Bausch Health Companies, Inc. (1 month
LIBOR + 3.000%) 5.104%,
06/01/2025	646,924	649,984
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.993%,
03/01/2024	2,037,750	2,043,802
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.137%,
06/07/2023	1,119,689	1,121,727
PAREXEL International Corp. (1 month
LIBOR + 2.750%) 4.993%,
09/27/2024	435,600	432,442
PharMerica Corp. (1 month LIBOR +
3.500%) 5.648%, 12/06/2024	691,525	695,847
WW Medical & Healthcare Holdings
Corp. (1 month LIBOR + 3.750%)
5.993%, 01/23/2025	189,050	190,075
		5,687,004
Industrials – 0.3%
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.596%,
06/21/2024	689,761	693,872
CHI Doors Holdings Corp. (1 month
LIBOR + 3.250%) 5.493%,
07/29/2022	1,364,823	1,367,812
Columbus McKinnon Corp. (3 month
LIBOR + 2.500%) 4.887%,
01/31/2024	173,262	173,479
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.990%,
07/07/2022	648,316	651,253
Wrangler Buyer Corp. (1 month LIBOR
+ 2.750%) 4.993%, 09/27/2024	655,983	659,400
		3,545,816
Information technology – 0.4%
First Data Corp. (1 month LIBOR +
2.000%) 4.213%, 04/26/2024	1,236,040	1,236,917
Kronos, Inc. (3 month LIBOR +
3.000%) 5.344%, 11/01/2023	2,544,040	2,555,818
SS&C European Holdings Sarl (1 month
LIBOR + 2.250%) 4.493%,
04/16/2025	315,970	316,169
SS&C Technologies, Inc.
04/16/2025 TBD (H)	80,000	80,025
SS&C Technologies, Inc. (1 month
LIBOR + 2.250%) 4.493%,
04/16/2025	814,006	814,519
		5,003,448
Materials – 0.1%
BWAY Holding Company (3 month
LIBOR + 3.250%) 5.582%,
04/03/2024	528,922	528,261
Encapsys LLC (1 month LIBOR +
3.250%) 5.493%, 11/07/2024	427,850	429,810
HB Fuller Company (1 month LIBOR +
2.000%) 4.166%, 10/20/2024	677,692	676,764
		1,634,835
Utilities – 0.1%
Exgen Renewables IV LLC (3 month
LIBOR + 3.000%) 5.320%,
11/28/2024	495,253	498,968
Vistra Operations Company LLC (1
month LIBOR + 2.000%) 4.243%,
08/04/2023	1,183,003	1,184,079
		1,683,047
TOTAL TERM LOANS (Cost $36,399,211)		$36,445,794

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.4%
Commercial and residential – 8.9%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 02/10/2036 (D)	705,000	696,437
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month
LIBOR + 0.880%),
2.943%, 09/15/2034 (B)(D)	2,130,000	2,131,321
Series 2015-280P, Class B (1 month
LIBOR + 1.080%),
3.143%, 09/15/2034 (B)(D)	850,000	850,533
Ashford Hospitality Trust
Series 2018-ASHF, Class A (1 month
LIBOR + 0.900%),
2.963%, 04/15/2035 (B)(D)	832,678	837,037
Series 2018-ASHF, Class B (1 month
LIBOR + 1.250%),
3.313%, 04/15/2035 (B)(D)	985,000	984,112
Series 2018-ASHF, Class C (1 month
LIBOR + 1.400%),
3.463%, 04/15/2035 (B)(D)	460,000	459,798
Series 2018-KEYS, Class A (1 month
LIBOR + 1.000%),
3.063%, 05/15/2035 (B)(D)	2,000,000	2,002,505
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month
LIBOR + 0.930%),
2.993%, 12/15/2036 (B)(D)	2,275,000	2,276,423
Series 2017-ATRM, Class B (1 month
LIBOR + 1.500%),
3.563%, 12/15/2036 (B)(D)	795,000	795,994
Aventura Mall Trust
Series 2018-AVM, Class A
4.112%, 07/05/2040 (D)(I)	3,370,000	3,433,276
BANK
Series 2017-BNK5, Class A5,
3.390%, 06/15/2060	675,000	654,989
Series 2017-BNK8, Class A4,
3.488%, 11/15/2050	685,000	667,306
Series 2017-BNK8, Class B,
3.931%, 11/15/2050 (I)	830,000	819,778
BBCCRE Trust
Series 2015-GTP, Class C
4.700%, 08/10/2033 (D)(I)	1,255,000	1,245,829

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
BX Trust
Series 2017-IMC, Class D (1 month
LIBOR + 2.250%)
4.313%, 10/15/2032 (B)(D)	$1,050,000	$1,052,627
CD Mortgage Trust
Series 2016-CD2, Class D,
2.914%, 11/10/2049 (I)	630,000	516,590
Series 2017-CD6, Class A5,
3.456%, 11/13/2050	675,000	657,776
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS,
3.571%, 02/10/2048	430,000	421,610
Series 2015-GC33, Class AS,
4.114%, 09/10/2058	350,000	351,971
Series 2016-P3, Class A3,
3.063%, 04/15/2049	850,000	814,801
Series 2017-P7, Class AS,
3.915%, 04/14/2050	1,820,000	1,805,134
Series 2018-B2, Class A4,
4.009%, 03/10/2051	385,000	390,581
COLT Mortgage Loan Trust
Series 2018-1, Class A1,
2.930%, 02/25/2048 (D)(I)	655,650	652,291
Series 2018-1, Class A2,
2.981%, 02/25/2048 (D)(I)	188,699	187,836
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class AM,
3.938%, 11/10/2047	1,335,000	1,341,470
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,232,706
Series 2014-UBS6, Class C,
4.612%, 12/10/2047 (I)	740,000	715,277
Series 2015-CR25, Class B,
4.696%, 08/10/2048 (I)	3,000,000	3,079,084
Series 2015-CR26, Class A4,
3.630%, 10/10/2048	3,380,000	3,368,998
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (I)	1,340,000	1,352,393
Series 2015-LC21, Class B,
4.453%, 07/10/2048 (I)	1,630,000	1,614,159
Series 2015-LC23, Class AM,
4.158%, 10/10/2048 (I)	3,295,000	3,352,535
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	980,964	973,110
Series 2017-PANW, Class B,
3.528%, 10/10/2029 (D)(I)	990,000	961,396
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class A (1 month
LIBOR + 0.850%)
2.983%, 02/13/2032 (B)(D)	2,135,000	2,137,001
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class B
4.588%, 07/10/2050 (I)	825,000	822,136
Credit Suisse Commercial Mortgage
Trust
Series 2015-GLPB, Class B
3.938%, 11/15/2034 (D)(I)	1,490,000	1,487,252
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	2,040,000	2,039,586
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	664,179
Series 2016-C7, Class AS,
3.958%, 11/15/2049 (I)	975,000	970,976
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (D)(I)	484,450	480,174
Series 2018-1A, Class A1,
2.976%, 12/25/2057 (D)(I)	525,021	521,337
Series 2018-2A, Class A1,
3.479%, 04/25/2058 (D)(I)	2,208,140	2,197,110
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A
3.673%, 09/10/2035 (D)(I)	585,000	580,490
Galton Funding Mortgage Trust
Series 2018-1, Class A23
3.500%, 11/25/2057 (D)(I)	1,561,130	1,529,256
Great Wolf Trust
Series 2017, Class A (1 month LIBOR
+ 0.850%),
3.063%, 09/15/2034 (B)(D)	2,535,000	2,535,790
Series 2017, Class B (1 month LIBOR
+ 1.100%),
3.263%, 09/15/2034 (B)(D)	1,310,000	1,310,820
GS Mortgage Securities Trust
Series 2014-GC26, Class A5,
3.629%, 11/10/2047	665,000	664,966
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	450,068
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,480,000	3,352,108
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1
2.460%, 07/25/2044 (D)(I)	346,341	338,160
Hilton Orlando Trust
Series 2018-ORL, Class A (1 month
LIBOR + 0.770%)
2.833%, 12/15/2034 (B)(D)	1,440,000	1,439,104
Homeward Opportunities Fund I Trust
Series 2018-1, Class A3
3.980%, 06/25/2048 (D)(I)	817,302	817,311
Hospitality Mortgage Trust
Series 2017-HIT, Class A (1 month
LIBOR + 0.850%)
2.933%, 05/08/2030 (B)(D)	470,000	470,291
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month
LIBOR + 1.050%)
3.113%, 01/15/2033 (B)(D)	305,000	304,905
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	625,316
Series 2015-C30, Class A5,
3.822%, 07/15/2048	1,930,000	1,950,621
Series 2016-C4, Class AS,
3.385%, 12/15/2049	1,955,000	1,881,988
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class C
4.512%, 03/15/2050 (I)	975,000	974,803

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class B,
3.397%, 08/15/2049 (I)	$660,000	$626,225
Series 2016-NINE, Class B,
2.949%, 10/06/2038 (D)(I)	1,385,000	1,264,361
Series 2018-WPT, Class AFX,
4.247%, 07/05/2033 (D)	460,000	471,305
Metlife Securitization Trust
Series 2018-1A, Class A
3.750%, 03/25/2057 (D)(I)	1,576,423	1,568,897
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17, Class B,
4.464%, 08/15/2047 (I)	670,000	673,785
Series 2014-C18, Class 300B,
3.996%, 08/15/2031	2,285,000	2,267,206
Series 2015-C22, Class A4,
3.306%, 04/15/2048	690,000	674,841
Series 2015-C24, Class A4,
3.732%, 05/15/2048	745,000	746,332
Series 2015-C24, Class AS,
4.036%, 05/15/2048 (I)	270,000	270,424
Series 2015-C24, Class B,
4.495%, 05/15/2048 (I)	490,000	496,653
Series 2017-C34, Class C,
4.326%, 11/15/2052 (I)	660,000	644,604
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS,
4.165%, 05/15/2048 (I)	195,000	196,542
Series 2017-H1, Class A5,
3.530%, 06/15/2050	2,120,000	2,068,671
Series 2017-H1, Class C,
4.281%, 06/15/2050 (I)	760,000	737,828
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1
4.000%, 08/25/2056 (D)(I)	765,000	748,744
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.500%, 08/25/2047 (D)(I)	1,949,665	1,921,408
Series 2017-CH2, Class A19,
4.000%, 12/25/2047 (D)(I)	1,555,393	1,540,538
Series 2018-CH1, Class A2,
3.500%, 02/25/2048 (D)(I)	528,935	521,663
Series 2018-CH2, Class A21,
4.000%, 06/25/2048 (D)(I)	1,498,458	1,492,772
Series 2018-CH3, Class A2,
4.000%, 08/25/2048 (D)(I)	2,300,860	2,302,013
SLIDE
Series 2018-FUN, Class E (1 month
LIBOR + 2.300%)
4.370%, 06/15/2031 (B)(D)	1,265,000	1,270,511
STACR Trust
Series 2018-DNA3, Class M1 (1
month LIBOR + 0.750%)
2.884%, 09/25/2048 (B)(D)	505,000	505,981
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS
4.318%, 03/15/2051 (I)	1,130,000	1,147,559
Vendee Mortgage Trust
Series 1996-3, Class 4
9.793%, 03/15/2025 (I)	99	101
Verus Securitization Trust
Series 2018-2, Class A1,
3.677%, 06/01/2058 (D)(I)	1,356,493	1,356,378
Series 2018-2, Class A3,
3.830%, 06/01/2058 (D)(I)	399,252	399,216
Verus Securitization Trust Verus
Series 2018-INV1, Class A1
3.583%, 03/25/2058 (D)(I)	770,923	769,614
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	1,565,000	1,557,292
Series 2015-C31, Class A4,
3.695%, 11/15/2048	2,020,000	2,012,863
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (I)	870,000	847,878
Series 2015-NSX2, Class C,
4.389%, 07/15/2058 (I)	300,000	290,464
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (I)	370,000	371,991
Series 2016-C33, Class A3,
3.162%, 03/15/2059	850,000	817,877
Series 2016-C35, Class AS,
3.184%, 07/15/2048	2,165,000	2,075,115
Series 2016-LC24, Class AS,
3.367%, 10/15/2049	635,000	606,854
Series 2017-C38, Class A5,
3.453%, 07/15/2050	675,000	656,505
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class B
4.723%, 03/15/2047 (I)	351,000	359,476
Worldwide Plaza Trust
Series 2017-WWP, Class C
3.715%, 11/10/2036 (D)(I)	245,000	234,685
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/2036 (D)	1,340,000	1,302,687
		117,061,290
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
1.202%, 08/01/2028 (J)	694	616
Series 2014-HQ2, Class M2 (1 month
LIBOR + 2.200%),
4.265%, 09/25/2024 (B)	1,020,271	1,050,931
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.915%, 10/25/2027 (B)	2,102,337	2,139,806
Series 2015-DNA3, Class M2 (1
month LIBOR + 2.850%),
4.915%, 04/25/2028 (B)	810,572	839,158
Series 2015-HQ1, Class M2 (1 month
LIBOR + 2.200%),
4.265%, 03/25/2025 (B)	138,222	138,589
Series 2015-HQ2, Class M2 (1 month
LIBOR + 1.950%),
4.015%, 05/25/2025 (B)	1,114,628	1,144,032
Series 2016-DNA1, Class M2 (1
month LIBOR + 2.900%),
4.965%, 07/25/2028 (B)	703,326	720,468
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
4.065%, 12/25/2028 (B)	515,222	521,984

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 2016-HQA3, Class M3 (1
month LIBOR + 3.850%),
5.915%, 03/25/2029 (B)	$669,000	$758,951
Series 2017-DNA1, Class M2 (1
month LIBOR + 3.250%),
5.315%, 07/25/2029 (B)	390,000	426,838
Series 2017-DNA2, Class M2 (1
month LIBOR + 3.450%),
5.515%, 10/25/2029 (B)	700,000	771,521
Series 2017-DNA3, Class M1 (1
month LIBOR + 0.750%),
2.815%, 03/25/2030 (B)	420,530	422,157
Series 2017-HQ1, Class M1 (1 month
LIBOR + 3.550%),
5.615%, 08/25/2029 (B)	545,000	599,762
Series 2017-HQA2, Class M1 (1
month LIBOR + 0.800%),
2.865%, 12/25/2029 (B)	206,832	207,316
Series 2017-HQA2, Class M2 (1
month LIBOR + 2.650%),
4.715%, 12/25/2029 (B)	250,000	262,343
Series 2017-SC01, Class M1,
3.595%, 12/25/2046 (D)(I)	1,278,653	1,261,939
Series 2017-SC02, Class M1,
3.868%, 05/25/2047 (D)(I)	558,558	557,090
Series 2018-DNA1, Class M1 (1
month LIBOR + 0.450%),
2.515%, 07/25/2030 (B)	1,176,723	1,174,957
Series 2018-DNA2, Class M1 (1
month LIBOR + 0.800%),
2.865%, 12/25/2030 (B)(D)	4,355,000	4,368,378
Series 2018-SPI2, Class M2,
3.820%, 05/25/2048 (D)(I)	260,000	241,801
Series 2018-SPI3, Class M2,
4.168%, 08/25/2048 (D)(I)	1,530,000	1,433,788
Series 4448, Class JA,
4.000%, 11/15/2036	111,494	112,674
Federal National Mortgage Association
Series 2016-C05, Class 2M1 (1 month
LIBOR + 1.350%),
3.415%, 01/25/2029 (B)	326,428	327,340
Series 2017-C02, Class 2M1 (1 month
LIBOR + 1.150%),
3.215%, 09/25/2029 (B)	510,674	513,765
Series 2017-C02, Class 2M2 (1 month
LIBOR + 3.650%),
5.715%, 09/25/2029 (B)	1,765,000	1,946,782
Series 2017-C03, Class 1M2 (1 month
LIBOR + 3.000%),
5.065%, 10/25/2029 (B)	255,000	274,591
Series 2017-C04, Class 2M2 (1 month
LIBOR + 2.850%),
4.915%, 11/25/2029 (B)	595,000	626,798
Series 2017-C06, Class 2M2 (1 month
LIBOR + 2.800%),
4.865%, 02/25/2030 (B)	825,000	861,426
Series 2017-C07, Class 2M2 (1 month
LIBOR + 2.500%),
4.565%, 05/25/2030 (B)	1,840,000	1,900,656
Series 2018-44, Class PC,
4.000%, 06/25/2044	1,386,880	1,404,609
Series 2018-C02, Class 2M2 (1 month
LIBOR + 2.200%),
4.265%, 08/25/2030 (B)	820,000	830,577
Series 2018-C03, Class 1M2 (1 month
LIBOR + 2.150%),
4.215%, 10/25/2030 (B)	1,685,000	1,706,699
Series 2018-C05, Class 1M1 (1 month
LIBOR + 0.720%),
2.785%, 01/25/2031 (B)	880,997	882,589
Series 319, Class 2 IO,
6.500%, 02/25/2032	2,195	491
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	100,255	5,033
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	1,155,119	71,630
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	180,592	10,347
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,133,972	150,487
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,060,392	229,557
Series 2017-184, Class JH,
3.000%, 12/20/2047	850,828	834,729
Series 2018-8, Class DA,
3.000%, 11/20/2047	1,075,430	1,065,800
		32,799,005
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $151,367,906)		$149,860,295

ASSET BACKED SECURITIES – 12.5%
Allegro CLO III, Ltd.
Series 2015-3, Class A (3 month
LIBOR + 0.840%)
3.175%, 07/25/2027 (B)(D)	1,430,000	1,426,321
Ally Auto Receivables Trust
Series 2015-2, Class D
3.010%, 03/15/2022 (D)	195,000	195,113
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	4,170,000	4,127,361
American Express Credit Account
Master Trust
Series 2017-5, Class B (1 month
LIBOR + 0.580%)
2.738%, 02/18/2025 (B)	1,780,000	1,786,886
Series 2017-7, Class B
2.540%, 05/15/2025	320,000	309,792
AmeriCredit Automobile
Receivables Trust
Series 2014-2, Class C
2.180%, 06/08/2020	197,599	197,552
Series 2016-1, Class A3
1.810%, 10/08/2020	84,212	84,147
Series 2016-1, Class C
2.890%, 01/10/2022	670,000	669,239
Series 2016-2, Class C
2.870%, 11/08/2021	325,000	324,287
Series 2017-3, Class B
2.240%, 06/19/2023	285,000	279,887

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2017-3, Class C
2.690%, 06/19/2023	$290,000	$284,826
Series 2017-4, Class C
2.600%, 09/18/2023	535,000	522,930
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.910%, 04/15/2026 (D)	360,371	358,097
Avis Budget Rental Car Funding
AESOP LLC
Series 2013-2A, Class A
2.970%, 02/20/2020 (D)	416,667	416,938
Series 2014-1A, Class A
2.460%, 07/20/2020 (D)	5,450,000	5,435,743
Series 2014-2A, Class A
2.500%, 02/20/2021 (D)	865,000	858,250
Series 2016-2A, Class A
2.720%, 11/20/2022 (D)	1,155,000	1,127,029
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	385,747
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month
LIBOR + 0.800%)
3.148%, 01/20/2028 (B)(D)	1,600,000	1,592,989
Betony CLO 2, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 1.080%)
3.189%, 04/30/2031 (B)(D)	1,535,000	1,533,319
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.930%)
3.260%, 07/18/2027 (B)(D)	1,130,000	1,128,907
Series 2015-2A, Class BR (3 month
LIBOR + 1.500%)
3.833%, 07/18/2027 (B)(D)	970,000	967,563
Series 2015-2A, Class CR (3 month
LIBOR + 2.050%)
4.383%, 07/18/2027 (B)(D)	665,000	663,174
BMW Vehicle Lease Trust
Series 2016-2, Class A4
1.570%, 02/20/2020	1,105,000	1,098,672
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.010%, 07/20/2020	1,640,000	1,637,128
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.000%)
3.348%, 04/20/2027 (B)(D)	1,395,000	1,395,356
CarMax Auto Owner Trust
Series 2016-4, Class A3
1.400%, 08/15/2021	1,452,419	1,436,518
Series 2016-4, Class C
2.260%, 07/15/2022	300,000	293,356
CCG Receivables Trust
Series 2016-1, Class A2
1.690%, 09/14/2022 (D)	284,677	283,488
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A3
1.640%, 07/15/2021 (D)	471,217	468,726
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.195%, 10/25/2027 (B)(D)	1,935,000	1,928,593
CNH Equipment Trust
Series 2017-C, Class B
2.540%, 05/15/2025	45,000	43,790
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (D)	947,838	923,554
Driven Brands Funding LLC
Series 2018-1A, Class A2
4.739%, 04/20/2048 (D)	189,525	188,356
Elara HGV Timeshare Issuer LLC
Series 2014-A, Class A
2.530%, 02/25/2027 (D)	350,640	342,984
Enterprise Fleet Financing LLC
Series 2016-2, Class A2
1.740%, 02/22/2022 (D)	623,534	621,452
Series 2017-1, Class A2
2.130%, 07/20/2022 (D)	212,707	211,634
Ford Credit Auto Owner Trust
Series 2016-C, Class B
1.730%, 03/15/2022	625,000	608,979
Series 2018-1, Class C
3.490%, 07/15/2031 (D)	2,135,000	2,075,749
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month
LIBOR + 0.790%)
3.104%, 11/15/2026 (B)(D)	1,600,000	1,594,237
Series 2018-29A, Class B (3 month
LIBOR + 1.400%)
3.714%, 11/15/2026 (B)(D)	620,000	619,986
GM Financial Automobile Leasing Trust
Series 2016-2, Class B
2.080%, 03/20/2020	710,000	707,236
GM Financial Consumer Automobile
Receivables Trust
Series 2017-1A, Class C
2.450%, 07/17/2023 (D)	100,000	97,826
Series 2018-2, Class C
3.310%, 12/18/2023	1,045,000	1,035,877
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B
2.410%, 05/17/2021 (D)	510,000	508,002
Series 2016-1, Class C
2.850%, 05/17/2021 (D)	197,000	196,042
Series 2018-1, Class A (1 month
LIBOR + 0.300%)
2.363%, 03/15/2022 (B)(D)	2,630,000	2,631,653
Golub Capital Partners CLO 39B, Ltd.
Series 2018-38A, Class A1 (3 month
LIBOR + 1.150%)
3.472%, 10/20/2028 (B)(D)	1,890,000	1,890,000
GreatAmerica Leasing Receivables
Funding LLC
Series 2017-1, Class A2
1.720%, 04/22/2019 (D)	12,325	12,319
Series 2017-1, Class A3
2.060%, 06/22/2020 (D)	150,000	149,269
Series 2018-1, Class A2
2.490%, 05/15/2020 (D)	745,000	742,941
Series 2018-1, Class B
3.230%, 06/17/2024 (D)	1,175,000	1,158,483
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.100%)
3.447%, 10/22/2025 (B)(D)	1,350,000	1,350,115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hardee’s Funding LLC
Series 2018-1A, Class AI
4.250%, 06/20/2048 (D)	$1,075,000	$1,073,678
Series 2018-1A, Class AII
4.959%, 06/20/2048 (D)	1,365,000	1,365,601
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (D)	279,126	273,828
Series 2017-AA, Class B
2.960%, 12/26/2028 (D)(I)	128,334	125,064
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	650,000	640,516
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class A3
1.490%, 02/18/2020 (D)	857,817	856,571
Series 2017-C, Class A3
2.120%, 02/16/2021 (D)	740,000	734,059
Series 2018-A, Class A3
2.810%, 04/15/2021 (D)	640,000	637,689
Jimmy Johns Funding LLC
Series 2017-1A, Class A2I
3.610%, 07/30/2047 (D)	470,250	464,212
KKR CLO 12, Ltd.
Series 12, Class A1R (3 month
LIBOR + 1.050%)
3.389%, 07/15/2027 (B)(D)	3,495,000	3,496,164
Series 12, Class B1R (3 month
LIBOR + 1.550%)
3.889%, 07/15/2027 (B)(D)	1,400,000	1,399,945
Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.500%, 07/15/2020 (D)	312,416	309,831
Madison Park Funding XVIII, Ltd.
Series 2015-18A, Class A1R (3 month
LIBOR + 1.190%)
3.537%, 10/21/2030 (B)(D)	835,000	836,541
Magnetite XVI, Ltd.
Series 2015-16A, Class BR (3 month
LIBOR + 1.200%)
3.533%, 01/18/2028 (B)(D)	1,970,000	1,948,683
Mill City Mortgage Loan Trust
Series 2016-1, Class A1
2.500%, 04/25/2057 (D)(I)	425,132	415,189
Series 2018-1, Class A1
3.250%, 05/25/2062 (D)(I)	923,153	911,759
MMAF Equipment Finance LLC
Series 2016-AA, Class A4
1.760%, 01/17/2023 (D)	530,000	516,396
Series 2017-AA, Class A2
1.730%, 05/18/2020 (D)	156,287	155,895
Series 2017-AA, Class A3
2.040%, 02/16/2022 (D)	400,000	394,614
Series 2017-B, Class A3
2.210%, 10/17/2022 (D)	1,360,000	1,337,211
Series 2017-B, Class A4
2.410%, 11/15/2024 (D)	505,000	492,024
Series 2018-A, Class A4
3.390%, 01/10/2025 (D)	545,000	543,849
MVW Owner Trust
Series 2013-1A, Class A
2.150%, 04/22/2030 (D)	225,030	221,968
Series 2014-1A, Class A
2.250%, 09/22/2031 (D)	165,264	161,496
Series 2017-1A, Class A
2.420%, 12/20/2034 (D)	236,316	228,617
Series 2017-1A, Class B
2.750%, 12/20/2034 (D)	159,119	153,707
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.880%, 12/16/2058 (D)	510,000	494,090
Series 2017-A, Class B
3.910%, 12/16/2058 (D)	340,000	325,353
Series 2018-BA, Class A2A
3.610%, 12/15/2059 (D)	1,315,000	1,309,617
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A1
2.530%, 02/18/2042 (D)	1,231,178	1,221,792
Navient Student Loan Trust
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.765%, 02/25/2070 (B)(D)	2,223,315	2,237,953
Series 2018-1A, Class A2 (1 month
LIBOR + 0.350%)
2.415%, 03/25/2067 (B)(D)	2,615,000	2,614,259
Series 2018-2A, Class A2 (1 month
LIBOR + 0.380%)
2.445%, 03/25/2067 (B)(D)	2,320,000	2,319,151
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.760%, 08/23/2036 (B)(D)	2,070,000	2,045,440
Series 2008-3, Class A4 (3 month
LIBOR + 1.650%)
3.961%, 11/25/2024 (B)	1,002,690	1,016,592
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A2R2 (3
month LIBOR + 1.150%)
3.489%, 07/15/2027 (B)(D)	1,975,000	1,965,943
Neuberger Berman CLO XVI-S, Ltd.
Series 2017-16SA, Class A (3 month
LIBOR + 0.850%)
3.189%, 01/15/2028 (B)(D)	1,830,000	1,822,140
Nissan Auto Lease Trust
Series 2017-A, Class A3
1.910%, 04/15/2020	935,000	929,529
OCP CLO, Ltd.
Series 14-7A, Class A1RR (3 month
LIBOR + 1.120%)
3.468%, 07/20/2029 (B)(D)	2,055,000	2,055,120
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.850%)
3.189%, 07/15/2027 (B)(D)	1,315,000	1,309,691
Series 2015-1A, Class BR (3 month
LIBOR + 1.200%)
3.539%, 07/15/2027 (B)(D)	1,085,000	1,082,195
OZLM VII, Ltd.
Series 2014-7RA, Class A1R (3 month
LIBOR + 1.010%)
3.346%, 07/17/2029 (B)(D)	2,760,000	2,755,962
OZLM VIII, Ltd.
Series 2014-8A, Class A1AR (3
month LIBOR + 1.130%)
3.466%, 10/17/2026 (B)(D)	2,175,000	2,175,237
Series 2014-8A, Class A2AR (3
month LIBOR + 1.600%)
3.936%, 10/17/2026 (B)(D)	1,010,000	1,010,010

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II
4.666%, 09/05/2048 (D)	$1,315,000	$1,301,613
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%, 08/17/2020	171,609	171,620
Series 2014-3, Class E
3.490%, 09/15/2021 (D)	985,000	986,538
Series 2015-2, Class E
4.020%, 09/15/2022 (D)	1,565,000	1,571,565
Series 2015-3, Class E
4.500%, 06/17/2023 (D)	1,360,000	1,374,583
Series 2015-5, Class D
3.650%, 12/15/2021	330,000	331,284
Series 2016-1, Class D
4.020%, 04/15/2022	190,000	191,887
Series 2016-3, Class C
2.460%, 03/15/2022	165,000	163,856
Series 2017-1, Class B
2.100%, 06/15/2021	260,000	259,278
Series 2017-1, Class C
2.580%, 05/16/2022	305,000	302,991
Series 2018-1, Class C
2.960%, 03/15/2024	570,000	563,057
Series 2018-2, Class B
3.030%, 09/15/2022	1,005,000	1,000,627
Series 2018-2, Class C
3.350%, 07/17/2023	635,000	631,541
Santander Retail Auto Lease Trust
Series 2017-A, Class A3
2.220%, 01/20/2021 (D)	665,000	658,385
Series 2017-A, Class C
2.960%, 11/21/2022 (D)	745,000	736,448
Sierra Timeshare Receivables
Funding LLC
Series 2014-3A, Class A
2.300%, 10/20/2031 (D)	481,398	477,148
Series 2015-2A, Class A
2.430%, 06/20/2032 (D)	528,124	523,038
Series 2015-3A, Class A
2.580%, 09/20/2032 (D)	883,260	869,978
SLM Student Loan Trust
Series 2008-4, Class A4 (3 month
LIBOR + 1.650%)
3.985%, 07/25/2022 (B)	594,875	607,101
Series 2008-5, Class A4 (3 month
LIBOR + 1.700%)
4.035%, 07/25/2023 (B)	1,667,430	1,710,852
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.835%, 04/25/2023 (B)	844,013	861,820
SMART ABS Trust
Series 2016-2US, Class A3A
1.710%, 03/15/2021	1,375,000	1,361,349
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (D)	1,075,267	1,063,312
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	1,108,076	1,101,376
Series 2015-B, Class A3 (1 month
LIBOR + 1.750%)
3.908%, 05/17/2032 (B)(D)	1,245,000	1,286,512
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	463,968	454,978
Series 2016-B, Class A2A
2.430%, 02/17/2032 (D)	1,091,109	1,054,329
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	675,000	654,890
Series 2018-B, Class A2A
3.600%, 01/15/2037 (D)	685,000	681,268
Series 2018-C, Class A2A
3.800%, 11/15/2035 (D)	1,440,000	1,439,404
Symphony CLO XVII, Ltd.
Series 2016-17A, Class AR (3 month
LIBOR + 0.880%)
3.219%, 04/15/2028 (B)(D)	2,610,000	2,604,459
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class B
2.640%, 03/15/2023	1,340,000	1,325,647
Series 2015-4, Class B
2.620%, 09/15/2023	670,000	658,276
Series 2017-1, Class C
2.560%, 06/15/2023	900,000	879,961
Series 2017-2, Class B
2.820%, 10/15/2025	815,000	787,231
Series 2018-1, Class C
3.360%, 03/15/2024	685,000	679,558
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (D)(I)	1,300,426	1,290,375
Series 2015-4, Class M1
3.750%, 04/25/2055 (D)(I)	755,000	744,561
Series 2015-5, Class A1B
2.750%, 05/25/2055 (D)(I)	758,746	746,475
Series 2016-1, Class A1B
2.750%, 02/25/2055 (D)(I)	624,985	615,336
Series 2016-1, Class A3B
3.000%, 02/25/2055 (D)(I)	821,663	807,843
Series 2016-2, Class A1A
2.750%, 08/25/2055 (D)(I)	545,213	534,293
Series 2016-3, Class A1
2.250%, 04/25/2056 (D)(I)	651,198	635,407
Series 2017-1, Class M1
3.750%, 10/25/2056 (D)(I)	5,580,000	5,471,650
Series 2017-2, Class A1
2.750%, 04/25/2057 (D)(I)	248,294	243,670
Series 2017-3, Class A1
2.750%, 07/25/2057 (D)(I)	2,069,305	2,015,688
Series 2017-4, Class A1
2.750%, 06/25/2057 (D)(I)	892,920	867,907
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.665%, 02/25/2057 (B)(D)	751,212	751,885
Series 2017-6, Class A1
2.750%, 10/25/2057 (D)(I)	961,217	937,321
Series 2018-2, Class A1
3.250%, 03/25/2058 (D)(I)	4,480,929	4,421,320
Series 2018-5, Class A1A
3.250%, 08/25/2058 (D)(I)	1,330,000	1,312,476
Utility Debt Securitization Authority
Series 2013-T, Class T1
2.042%, 06/15/2021	1,279,000	1,277,082
Verizon Owner Trust
Series 2017-1A, Class C
2.650%, 09/20/2021 (D)	720,000	709,665
Series 2018-1A, Class C
3.200%, 09/20/2022 (D)	805,000	798,259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (D)	$1,030,000	$1,020,757
Series 2018-1A, Class C
3.060%, 12/15/2025 (D)	3,350,000	3,308,159
Volvo Financial Equipment Master
Owner Trust
Series 2017-A, Class A (1 month
LIBOR + 0.500%)
2.563%, 11/15/2022 (B)(D)	480,000	481,293
Voya CLO, Ltd.
Series 2016-1A, Class A2R (3 month
LIBOR + 1.300%)
3.648%, 01/20/2031 (B)(D)	2,290,000	2,253,017
World Omni Auto Receivables Trust
Series 2018-B, Class B
3.170%, 01/15/2025	820,000	812,178
World Omni Automobile Lease
Securitization Trust
Series 2018-A, Class B
3.060%, 05/15/2023	1,005,000	997,798
TOTAL ASSET BACKED SECURITIES (Cost $165,230,773)		$163,695,774

PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 5 Year
Credit Default Swap on CDX.HY.30
(Expiration date: 10-17-18; Strike
Rate: 1.050%; Counterparty: Goldman
Sachs International) (K)(L)	13,000,000	1,621
Over the Counter Option on 5 Year
Credit Default Swap on CDX.IG.30
(Expiration Date: 10-17-18; Strike
Rate: 0.675%;
Counterparty: JPMorgan Chase Bank
NA) (K)(L)	26,000,000	1,136
		2,757
TOTAL PURCHASED OPTIONS (Cost $104,000)		$2,757

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
2.1505% (M)(N)	206,833	2,069,279
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,069,531)		$2,069,279

SHORT-TERM INVESTMENTS – 2.1%
Commercial paper – 0.1%
Catholic Health Initiatives
2.750%, 10/18/2018 *	1,300,000	1,298,409
Money market funds – 1.9%
T. Rowe Price Government Money Fund,
2.0920% (M)	24,475,869	24,475,869
Repurchase agreement – 0.1%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $2,175,190 on 10-1-18,
collateralized by $2,295,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $2,221,503,
including interest)	$2,175,000	$2,175,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,949,181)		$27,949,278
Total Investments (New Income Trust)
(Cost $1,335,824,597) – 100.5%		$1,315,683,734
Other assets and liabilities, net – (0.5%)		(6,531,802)
TOTAL NET ASSETS – 100.0%		$1,309,151,932

Currency Abbreviations

ILS	Israeli New Shekel
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $280,136,660 or 21.4% of the fund’s net assets as of 9-30-18.
(E)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $2,025,887.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	The rate shown is the annualized seven-day yield as of 9-30-18.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	595	Long	Dec 2018	$125,811,872	$125,386,954	$(424,918)
Ultra U.S. Treasury Bond Futures	704	Long	Dec 2018	111,256,262	108,614,000	(2,642,262)
10-Year U.S. Treasury Note Futures	589	Short	Dec 2018	(70,751,270)	(69,962,156)	789,114
10-Year Ultra U.S. Treasury Bond Futures	339	Short	Dec 2018	(43,198,862)	(42,714,000)	484,862
5-Year U.S. Treasury Note Futures	277	Short	Dec 2018	(31,129,591)	(31,156,008)	(26,417)
						$(1,819,621)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	1,458,952	AUD	2,025,000	Citibank N.A.	1/25/2019	—	($6,363)
USD	1,456,744	CAD	1,910,000	Goldman Sachs International	1/25/2019	—	(25,603)
USD	1,467,985	CHF	1,410,000	JPMorgan Chase Bank N.A. London	11/23/2018	$24,591	—
USD	1,460,000	EUR	1,250,000	Bank of America, N.A.	11/16/2018	3,573	—
USD	1,465,164	GBP	1,130,000	Citibank N.A.	11/23/2018	—	(11,056)
USD	1,278,607	ILS	4,602,122	Citibank N.A.	11/21/2018	8,480	—
USD	1,460,054	JPY	161,495,000	Goldman Sachs International	10/19/2018	36,943	—
USD	1,453,495	NOK	12,205,000	Bank of America, N.A.	11/16/2018	—	(48,812)
USD	1,462,862	NZD	2,220,000	JPMorgan Chase Bank N.A. London	11/16/2018	—	(9,051)
USD	1,456,906	SEK	13,185,000	Goldman Sachs International	11/16/2018	—	(32,076)
						$73,587	($132,961)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Bond Futures	USD	120.00	Nov 2018	331	331,000	$71,837	$(71,837)
						$71,837	$(71,837)
Puts
10-Year U.S. Treasury Bond Futures	USD	118.00	Nov 2018	331	331,000	92,524	(92,524)
						$92,524	$(92,524)
						$164,361	$(164,361)

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	Goldman Sachs International	CDX.HY.30	Sell	1.020%	Oct 2018	USD	13,000,000	$24,700	$(259)
5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX.IG.30	Sell	0.850%	Oct 2018	USD	26,000,000	14,300	(148)
								$39,000	$(407)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Credit default swaps - Seller

Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Barclays Bank PLC	Republic of Indonesia	1.310%	2,000,000	USD	$2,000,000	1.000%	Quarterly	Dec 2023	$(43,223)	$14,653	$(28,570)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Barclays Bank PLC	Republic of Indonesia	1.310%	1,530,000	USD	$1,530,000	1.000%	Quarterly	Dec 2023	$(20,895)	$(1,089)	(21,984)
Citibank N.A.	Republic of Colombia	1.098%	3,995,000	USD	3,995,000	1.000%	Quarterly	Dec 2023	(28,376)	11,024	(17,352)
Citibank N.A.	Republic of Colombia	1.098%	3,955,000	USD	3,955,000	1.000%	Quarterly	Dec 2023	(18,734)	989	(17,745)
Citibank N.A.	Republic of Indonesia	1.310%	3,325,000	USD	3,325,000	1.000%	Quarterly	Dec 2023	(46,146)	831	(45,315)
Citibank N.A.	United Mexican States	1.126%	3,995,000	USD	3,995,000	1.000%	Quarterly	Dec 2023	(33,885)	11,129	(22,756)
Goldman Sachs International	Federative Republic of Brazil	2.587%	3,360,000	USD	3,360,000	1.000%	Quarterly	Dec 2023	(289,427)	47,017	(242,410)
Goldman Sachs International	United Mexican States	1.126%	835,000	USD	835,000	1.000%	Quarterly	Dec 2023	(4,522)	(304)	(4,826)
Goldman Sachs International	United Mexican States	1.126%	3,120,000	USD	3,120,000	1.000%	Quarterly	Dec 2023	(17,808)	780	(17,028)
JPMorgan Chase Bank N.A.	Republic of Indonesia	1.310%	475,000	USD	475,000	1.000%	Quarterly	Dec 2023	(9,727)	2,942	(6,785)
JPMorgan Chase Bank N.A.	Republic of South Africa	2.015%	4,128,000	USD	4,128,000	1.000%	Quarterly	Dec 2023	(241,402)	47,960	(193,442)
					$30,718,000				$(754,145)	$135,932	$(618,213)

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.2%
Consumer discretionary – 0.3%
Hotels, restaurants and leisure – 0.3%
Hotels, resorts and cruise lines – 0.3%
Extended Stay America, Inc.	51,766	$1,047,226
Information technology – 0.2%
IT services – 0.2%
IT consulting and other services – 0.2%
InterXion Holding NV (A)	10,667	717,888
Real estate – 98.7%
Equity real estate investment trusts – 97.9%
Diversified REITs – 2.3%
STORE Capital Corp.	287,549	7,990,987
Health care REITs – 11.3%
Omega Healthcare Investors, Inc.	198,735	6,512,546
Physicians Realty Trust	308,962	5,209,099
Ventas, Inc.	202,242	10,997,920
Welltower, Inc.	244,421	15,721,159
		38,440,724
Hotel and resort REITs – 6.9%
Host Hotels & Resorts, Inc.	420,491	8,872,360
Ryman Hospitality Properties, Inc.	104,563	9,010,194
Sunstone Hotel Investors, Inc.	350,948	5,741,509
		23,624,063
Industrial REITs – 10.6%
Americold Realty Trust	190,146	4,757,453
Prologis, Inc.	366,782	24,864,152
Rexford Industrial Realty, Inc.	208,268	6,656,245
		36,277,850
Office REITs – 12.8%
Alexandria Real Estate Equities, Inc.	103,114	12,970,710
Boston Properties, Inc.	85,217	10,489,361
Columbia Property Trust, Inc.	177,388	4,193,452
Cousins Properties, Inc.	535,991	4,764,960
Douglas Emmett, Inc.	261,543	9,865,402
JBG SMITH Properties	41,651	1,534,006
		43,817,891
Residential REITs – 16.9%
Camden Property Trust	118,786	11,114,806
Equity LifeStyle Properties, Inc.	123,017	11,864,990
Equity Residential	281,271	18,637,016
Invitation Homes, Inc.	163,945	3,755,980
Mid-America Apartment
Communities, Inc.	123,707	12,392,967
		57,765,759
Retail REITs – 20.7%
Acadia Realty Trust	152,154	4,264,877
Agree Realty Corp.	110,955	5,893,930
Brixmor Property Group, Inc.	237,016	4,150,150
National Retail Properties, Inc.	24,829	1,112,836
Realty Income Corp.	244,601	13,915,351
Regency Centers Corp.	141,118	9,126,101
Retail Properties of America, Inc.,
Class A	245,347	2,990,780
Simon Property Group, Inc.	149,806	26,478,211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
The Macerich Company	49,645	$2,744,872
		70,677,108
Specialized REITs – 16.4%
CoreSite Realty Corp.	72,214	8,025,864
CubeSmart	336,636	9,604,225
CyrusOne, Inc.	55,522	3,520,095
Equinix, Inc.	41,896	18,136,359
Extra Space Storage, Inc.	110,617	9,583,857
VICI Properties, Inc.	329,476	7,123,271
		55,993,671
		334,588,053
Real estate management and
development – 0.8%
Real estate operating companies – 0.8%
Essential Properties Realty Trust, Inc.	201,200	2,855,028
		337,443,081
TOTAL COMMON STOCKS (Cost $325,101,209)		$339,208,195

SHORT-TERM INVESTMENTS – 0.2%
Money market funds – 0.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.9720% (B)	636,618	636,618
TOTAL SHORT-TERM INVESTMENTS (Cost
$636,618)		$636,618
Total Investments (Real Estate
Securities Trust)
(Cost $325,737,827) – 99.4%		$339,844,813
Other assets and liabilities, net – 0.6%		1,949,344
TOTAL NET ASSETS – 100.0%		$341,794,157

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-18.

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.8%
Communication services – 18.5%
Entertainment – 2.5%
Activision Blizzard, Inc.	35,900	$2,986,521
Electronic Arts, Inc. (A)	5,915	712,698
Netflix, Inc. (A)	24,085	9,010,921
Take-Two Interactive Software, Inc. (A)	66,700	9,203,933
		21,914,073
Interactive media and services – 14.1%
Alphabet, Inc., Class A (A)	12,172	14,692,578
Alphabet, Inc., Class C (A)	25,279	30,169,728
Baidu, Inc., ADR (A)	1,695	387,613
Facebook, Inc., Class A (A)	243,207	39,997,823
Mail.Ru Group, Ltd., GDR (A)	368,289	9,919,285
NAVER Corp.	12,960	8,365,152
Tencent Holdings, Ltd.	503,915	20,575,267
Yandex NV, Class A (A)	11,255	370,177
		124,477,623
Media – 1.9%
Liberty Global PLC, Series C (A)	173,541	4,886,915
Naspers, Ltd., N Shares	45,060	9,703,619
News Corp., Class A	169,000	2,229,110
		16,819,644
		163,211,340
Consumer discretionary – 14.2%
Automobiles – 1.1%
Tesla, Inc. (A)(B)	36,139	9,568,523
Internet and direct marketing retail – 13.1%
Alibaba Group Holding, Ltd., ADR (A)	50,580	8,333,561
Amazon.com, Inc. (A)	23,853	47,777,559
Booking Holdings, Inc. (A)	9,831	19,504,704
Ctrip.com International, Ltd.,
ADR (A)(B)	800,499	29,754,548
GrubHub, Inc. (A)	30,955	4,290,982
Zalando SE (A)(C)	175,100	6,804,092
		116,465,446
		126,033,969
Health care – 0.8%
Biotechnology – 0.3%
Grifols SA, ADR (B)	126,900	2,711,853
Health care equipment and supplies – 0.4%
Intuitive Surgical, Inc. (A)	6,100	3,501,400
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	5,305	577,555
		6,790,808
Industrials – 0.5%
Electrical equipment – 0.5%
Bloom Energy Corp., Class A (A)	52,285	1,781,873
Sensata Technologies Holding
PLC (A)(B)	45,900	2,274,345
		4,056,218
Information technology – 58.3%
Communications equipment – 2.6%
Arista Networks, Inc. (A)	29,445	7,828,248
Lumentum Holdings, Inc. (A)(B)	75,239	4,510,578
Palo Alto Networks, Inc. (A)	45,565	10,263,972
		22,602,798
Electronic equipment, instruments and components – 1.7%
CDW Corp.	11,995	1,066,595
Cognex Corp.	19,510	1,089,048
Coherent, Inc. (A)	27,205	4,684,429
Flex, Ltd. (A)	27,250	357,520
IPG Photonics Corp. (A)	5,840	911,449
Largan Precision Company, Ltd.	48,000	5,702,455
Samsung SDI Company, Ltd.	5,010	1,166,786
		14,978,282
IT services – 10.5%
Capgemini SE	5,245	660,334
DXC Technology Company	106,235	9,935,097
Mastercard, Inc., Class A	41,935	9,335,150
MongoDB, Inc. (A)(B)	75,050	6,120,328
Okta, Inc. (A)	164,290	11,559,444
PayPal Holdings, Inc. (A)	72,720	6,387,725
Perspecta, Inc.	50,813	1,306,910
Square, Inc., Class A (A)	295,000	29,207,950
Twilio, Inc., Class A (A)	108,010	9,319,103
Visa, Inc., Class A	58,850	8,832,797
		92,664,838
Semiconductors and semiconductor equipment – 14.7%
Advanced Micro Devices, Inc. (A)(B)	150,600	4,652,034
Applied Materials, Inc.	227,000	8,773,550

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ASML Holding NV	2,205	$414,584
Broadcom, Inc.	52,041	12,840,076
Cree, Inc. (A)(B)	87,355	3,308,134
Infineon Technologies AG	47,040	1,070,436
Intel Corp.	10,665	504,348
Lam Research Corp.	115,500	17,521,350
Marvell Technology Group, Ltd.	492,700	9,509,110
Maxim Integrated Products, Inc.	113,900	6,422,821
Microchip Technology, Inc. (B)	71,250	5,622,338
Micron Technology, Inc. (A)	507,120	22,937,038
NVIDIA Corp.	33,510	9,416,980
ON Semiconductor Corp. (A)	28,280	521,200
Qorvo, Inc. (A)	69,800	5,366,922
QUALCOMM, Inc.	76,200	5,488,686
SK Hynix, Inc.	4,113	272,107
Taiwan Semiconductor
Manufacturing Company, Ltd., ADR	127,850	5,645,856
Teradyne, Inc.	78,560	2,905,149
Texas Instruments, Inc.	63,447	6,807,229
		129,999,948
Software – 21.0%
Adobe Systems, Inc. (A)	6,240	1,684,488
Aspen Technology, Inc. (A)	4,490	511,456
Atlassian Corp. PLC, Class A (A)	30,350	2,917,849
Autodesk, Inc. (A)	8,040	1,255,124
AVEVA Group PLC	24,045	906,348
Dropbox, Inc., Class A (A)	690	18,513
Ellie Mae, Inc. (A)	33,903	3,212,987
ForeScout Technologies, Inc. (A)	7,445	281,123
Guidewire Software, Inc. (A)	4,400	444,444
HubSpot, Inc. (A)	8,925	1,347,229
Intuit, Inc.	14,219	3,233,401
Microsoft Corp.	372,139	42,561,534
Mimecast, Ltd. (A)	6,455	270,335
New Relic, Inc. (A)	8,425	793,888
Nutanix, Inc., Class A (A)	73,380	3,134,794
Oracle Corp.	26,560	1,369,434
Paycom Software, Inc. (A)	109,020	16,942,798
Proofpoint, Inc. (A)	69,640	7,404,821
RealPage, Inc. (A)	27,255	1,796,105
Red Hat, Inc. (A)	104,058	14,181,024
RingCentral, Inc., Class A (A)	118,760	11,050,618
salesforce.com, Inc. (A)	79,254	12,603,764
ServiceNow, Inc. (A)	92,355	18,067,409
Sophos Group PLC (C)	148,765	946,602
Symantec Corp.	374,340	7,965,955
Synopsys, Inc. (A)	95,000	9,367,950
Tableau Software, Inc., Class A (A)	63,265	7,069,231
Temenos AG (A)	10,225	1,665,371
Workday, Inc., Class A (A)	71,945	10,502,531
Zendesk, Inc. (A)	14,570	1,034,470
Zscaler, Inc. (A)	39,730	1,620,189
		186,161,785
Technology hardware, storage and peripherals – 7.8%
Apple, Inc.	109,725	24,769,322
NetApp, Inc.	268,550	23,065,760
Pure Storage, Inc., Class A (A)	67,235	1,744,748
Samsung Electronics Company, Ltd.	460,935	19,290,523
		68,870,353
		515,278,004
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	75,700	4,868,267
TOTAL COMMON STOCKS (Cost $693,773,157)		$820,238,606

EXCHANGE-TRADED FUNDS – 2.5%
Altaba, Inc. (A)	326,943	22,271,357
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,228,311)		$22,271,357

PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	831,612
Information technology – 0.0%
Software – 0.0%
Didi Chuxing, Inc. (A)(D)(E)	9,513	484,517
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,316,129

SECURITIES LENDING COLLATERAL – 3.5%
John Hancock Collateral Trust,
2.1505% (F)(G)	3,041,786	30,431,857
TOTAL SECURITIES LENDING COLLATERAL (Cost
$30,433,797)		$30,431,857

SHORT-TERM INVESTMENTS – 4.7%
Money market funds – 2.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (F)	591,822	591,822
T. Rowe Price Government Money Fund,
2.0920% (F)	24,978,963	24,978,963
		25,570,785
Repurchase agreement – 1.8%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $16,124,411 on
10-1-18, collateralized by $16,990,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $16,445,895
including interest)	$16,123,000	16,123,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,693,785)		$41,693,785
Total Investments (Science & Technology Trust)
(Cost $781,192,801) – 103.6%		$915,951,734
Other assets and liabilities, net – (3.6%)		(31,622,617)
TOTAL NET ASSETS – 100.0%		$884,329,117

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $29,807,447.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Select Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 39.4%
U.S. Government – 16.2%
U.S. Treasury Bonds
2.750%, 11/15/2042	$301,185,000	$278,607,889
3.000%, 02/15/2047	217,580,000	209,565,236
3.125%, 11/15/2041 to 05/15/2048	295,277,000	291,243,852
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025	33,320,018	32,264,450
U.S. Treasury Notes
1.750%, 01/31/2023	30,990,000	29,497,396
2.625%, 08/31/2020	36,345,000	36,215,805
2.875%, 08/15/2028 (A)	548,784,000	540,466,488
		1,417,861,116
U.S. Government Agency – 23.2%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,282,100
3.000%, 02/01/2043 to 12/01/2046	194,638,856	186,985,648
3.500%, 01/01/2029 to 11/01/2047	231,420,982	229,149,500
4.000%, 09/01/2041 to 08/01/2048	104,025,732	105,684,635
4.500%, 08/01/2040 to 10/01/2041	48,824,153	50,848,160
5.000%, 09/01/2040 to 03/01/2041	10,496,524	11,141,138
5.500%, 05/01/2039	2,991,182	3,248,070
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,088,001
3.000%, 09/01/2027 to 10/01/2047	174,855,978	168,257,469
3.500%, 02/01/2026 to 11/01/2047	429,941,331	426,357,167
4.000%, 05/01/2025 to 04/01/2048	410,815,516	418,777,006
4.500%, 01/01/2027 to 07/01/2048	280,068,604	291,222,039
5.000%, 02/01/2033 to 12/01/2041	74,970,290	79,536,056
5.500%, 10/01/2035 to 03/01/2041	17,846,178	19,373,270
6.500%, 01/01/2039	6,814,357	7,588,876
Government National
Mortgage Association
3.500%, 04/20/2046	9,928,985	9,896,382
4.000%, 10/15/2039 to 11/15/2041	8,275,140	8,484,668
		2,036,920,185
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,540,076,421)		$3,454,781,301

FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Qatar – 0.1%
Government of Qatar
5.103%, 04/23/2048 (B)	8,410,000	8,746,400
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
5.000%, 04/17/2049 (B)	8,405,000	8,511,475
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$16,633,396)		$17,257,875

CORPORATE BONDS – 38.2%
Communication services – 2.5%
Activision Blizzard, Inc.
3.400%, 09/15/2026	9,683,000	9,203,642
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,435,480
3.700%, 08/15/2024	7,165,000	6,964,501
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,044,955
Charter Communications Operating LLC
4.200%, 03/15/2028	19,442,000	18,587,633
5.750%, 04/01/2048	16,590,000	16,579,754
6.484%, 10/23/2045	20,563,000	22,076,825
Electronic Arts, Inc.
4.800%, 03/01/2026	15,412,000	16,139,681
Myriad International Holdings BV
5.500%, 07/21/2025 (B)	8,425,000	8,692,073
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (B)	7,278,750	7,251,455
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	11,791,009
4.672%, 03/15/2055	9,855,000	9,311,890
4.862%, 08/21/2046	29,860,000	29,865,009
5.012%, 08/21/2054	10,386,000	10,405,386
Viacom, Inc.
4.375%, 03/15/2043	7,524,000	6,556,341
5.850%, 09/01/2043	17,267,000	18,240,090
Warner Media LLC
3.800%, 02/15/2027	9,390,000	8,976,786
		218,122,510
Consumer discretionary – 4.1%
Amazon.com, Inc.
3.150%, 08/22/2027	22,400,000	21,451,996
4.050%, 08/22/2047	22,065,000	21,554,500
BMW US Capital LLC
2.150%, 04/06/2020 (B)	14,875,000	14,650,158
3.250%, 08/14/2020 (B)	16,432,000	16,485,751
Daimler Finance North America LLC
2.200%, 05/05/2020 (B)	8,350,000	8,200,300
3.100%, 05/04/2020 (B)	15,421,000	15,374,002
Dollar Tree, Inc.
4.200%, 05/15/2028	21,860,000	21,220,580
eBay, Inc.
2.150%, 06/05/2020	10,020,000	9,853,214
Expedia Group, Inc.
3.800%, 02/15/2028	19,580,000	18,036,006
5.000%, 02/15/2026	23,905,000	24,339,141
Ford Motor Company
4.750%, 01/15/2043	7,336,000	6,113,016
Ford Motor Credit Company LLC
3.336%, 03/18/2021	8,760,000	8,635,584
3.813%, 10/12/2021	20,035,000	19,892,341
5.875%, 08/02/2021	32,919,000	34,426,535
General Motors Company
4.875%, 10/02/2023	17,272,000	17,700,766
General Motors Financial Company, Inc.
3.550%, 04/09/2021	10,140,000	10,135,345
4.000%, 01/15/2025	13,508,000	13,077,230
4.300%, 07/13/2025	11,129,000	10,830,939
GLP Capital LP
5.375%, 04/15/2026	9,005,000	9,144,668
Lear Corp.
5.250%, 01/15/2025	9,687,000	10,007,002
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	3,610,000	3,546,478
Nissan Motor Acceptance Corp.
3.650%, 09/21/2021 (B)	6,675,000	6,691,594
QVC, Inc.
4.375%, 03/15/2023	12,280,000	12,127,246
5.125%, 07/02/2022	8,114,000	8,218,713
5.450%, 08/15/2034	11,775,000	10,514,793

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Interpublic Group of
Companies, Inc.
3.500%, 10/01/2020	$9,111,000	$9,111,443
		361,339,341
Consumer staples – 0.9%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (B)	7,920,000	7,611,905
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	9,755,000	9,434,056
Constellation Brands, Inc.
3.200%, 02/15/2023	9,970,000	9,656,040
Keurig Dr. Pepper, Inc.
3.551%, 05/25/2021 (B)	16,611,000	16,580,868
Kraft Heinz Foods Company
4.875%, 02/15/2025 (B)	8,105,000	8,235,714
5.200%, 07/15/2045	5,509,000	5,378,892
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,877,192
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (B)	13,335,000	13,145,084
		81,919,751
Energy – 2.7%
Andeavor Logistics LP
4.250%, 12/01/2027	5,555,000	5,424,718
5.250%, 01/15/2025	4,985,000	5,105,537
6.375%, 05/01/2024	9,095,000	9,640,700
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (B)	7,627,000	7,462,544
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	6,723,000	6,794,814
Continental Resources, Inc.
5.000%, 09/15/2022	20,489,000	20,786,091
Enbridge Energy Partners LP
4.375%, 10/15/2020	13,552,000	13,748,916
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	9,984,000	9,635,362
Energy Transfer Partners LP
4.200%, 04/15/2027	4,472,000	4,317,608
5.150%, 03/15/2045	12,840,000	12,103,920
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	17,765,000	16,581,082
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	7,325,000	9,053,795
MPLX LP
4.000%, 03/15/2028	10,750,000	10,333,947
ONEOK Partners LP
5.000%, 09/15/2023	5,575,000	5,809,054
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,187,190
5.375%, 03/13/2022	2,835,000	2,920,050
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	8,578,597
5.000%, 03/15/2027	8,336,000	8,558,233
5.750%, 05/15/2024	14,563,000	15,629,195
5.875%, 06/30/2026	5,069,000	5,472,397
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	14,984,154
4.400%, 04/01/2021	13,841,000	14,078,644
5.400%, 10/01/2047	8,136,000	8,035,810
The Williams Companies, Inc.
3.750%, 06/15/2027	11,955,000	11,408,508
		237,650,866
Financials – 14.9%
American Express Company
2.500%, 08/01/2022	17,155,000	16,459,888
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	13,270,000	13,524,253
Ares Capital Corp.
3.625%, 01/19/2022	9,957,000	9,734,128
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	16,410,000	16,089,620
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (A)(B)(C)	5,540,000	5,733,900
AXA SA
8.600%, 12/15/2030	4,490,000	5,837,000
Banco Santander SA
4.379%, 04/12/2028	10,600,000	10,020,872
Bank of America Corp.
3.950%, 04/21/2025	14,380,000	14,073,482
4.200%, 08/26/2024	6,250,000	6,278,000
4.250%, 10/22/2026	6,343,000	6,267,354
4.450%, 03/03/2026	19,315,000	19,328,158
Bank of Montreal
2.100%, 12/12/2019	28,170,000	27,894,393
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (B)	15,555,000	15,246,223
Barclays Bank PLC
2.650%, 01/11/2021	24,610,000	24,124,636
10.179%, 06/12/2021 (B)	17,215,000	19,609,806
Barclays PLC
4.375%, 01/12/2026	11,935,000	11,568,572
BNP Paribas SA (7.000% to 8-16-28,
then 5 Year U.S. Swap Rate +
3.980%) 08/16/2028 (B)(C)	8,760,000	8,819,130
BPCE SA
4.500%, 03/15/2025 (B)	17,505,000	17,114,147
5.700%, 10/22/2023 (B)	15,445,000	16,098,895
Branch Banking & Trust Company
2.100%, 01/15/2020	23,890,000	23,605,259
Brighthouse Financial, Inc.
3.700%, 06/22/2027	20,125,000	17,862,563
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	26,345,000	25,950,260
Capital One Financial Corp.
3.450%, 04/30/2021	15,700,000	15,682,125
3.500%, 06/15/2023	7,970,000	7,815,711
Citigroup, Inc.
2.350%, 08/02/2021	16,005,000	15,507,092
4.600%, 03/09/2026	20,499,000	20,625,624
5.500%, 09/13/2025	5,625,000	5,989,773
Citizens Bank NA
2.200%, 05/26/2020	14,580,000	14,297,531
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (B)(C)	11,814,000	12,469,677
Discover Bank
8.700%, 11/18/2019	16,975,000	17,893,672
Discover Financial Services
3.950%, 11/06/2024	15,399,000	15,050,755
4.100%, 02/09/2027	4,203,000	4,015,142
5.200%, 04/27/2022	2,565,000	2,654,641
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (B)	2,913,795	2,973,819

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FS Investment Corp.
4.000%, 07/15/2019	$11,730,000	$11,774,080
4.250%, 01/15/2020	9,740,000	9,745,826
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	16,850,000	16,735,678
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (C)	7,190,000	7,129,173
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (C)	11,750,000	12,161,250
ING Bank NV
5.800%, 09/25/2023 (B)	18,415,000	19,412,183
Jefferies Financial Group, Inc.
5.500%, 10/18/2023	19,450,000	20,139,617
Jefferies Group LLC
4.150%, 01/23/2030	12,590,000	11,305,574
4.850%, 01/15/2027	14,403,000	14,157,035
8.500%, 07/15/2019	20,994,000	21,872,526
JPMorgan Chase & Co.
2.400%, 06/07/2021	20,130,000	19,624,646
3.200%, 06/15/2026	13,615,000	12,898,557
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	24,145,000	24,168,363
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (C)	18,980,000	20,711,925
Lincoln National Corp.
4.000%, 09/01/2023	4,000,000	4,044,240
Lloyds Banking Group PLC
4.450%, 05/08/2025	25,250,000	25,270,264
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (C)	11,685,000	11,772,638
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (A)(B)	14,730,000	14,689,385
Manufacturers & Traders Trust Company
(3 month LIBOR + 0.640%) 2.961%,
12/01/2021 (D)	23,610,000	23,554,188
MetLife, Inc.
6.400%, 12/15/2066	9,595,000	10,170,700
9.250%, 04/08/2068 (B)	7,610,000	10,235,450
Morgan Stanley
3.875%, 01/27/2026	12,575,000	12,354,613
5.500%, 01/26/2020	15,440,000	15,901,026
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (B)	13,980,000	14,189,700
PNC Bank NA
2.450%, 07/28/2022	19,035,000	18,311,100
2.500%, 01/22/2021	21,785,000	21,391,992
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	25,093,000	26,535,848
Regions Bank (3.374% to 8-13-20, then
3 month LIBOR + 0.500%)
08/13/2021	16,929,000	16,877,646
Regions Financial Corp.
2.750%, 08/14/2022	18,625,000	17,957,660
Santander Holdings USA, Inc.
3.400%, 01/18/2023	9,125,000	8,797,988
3.700%, 03/28/2022	15,941,000	15,716,508
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (B)	11,030,000	10,744,246
Stifel Financial Corp.
4.250%, 07/18/2024	7,344,000	7,335,046
SunTrust Bank
2.450%, 08/01/2022	15,285,000	14,676,916
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	18,085,000	17,898,100
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (B)	14,660,000	14,199,323
The Goldman Sachs Group, Inc.
3.850%, 01/26/2027	23,410,000	22,699,534
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (C)	12,182,000	12,151,545
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (C)	18,715,000	20,244,951
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	16,270,000	15,808,021
UBS AG
2.375%, 08/14/2019	24,940,000	24,838,202
2.450%, 12/01/2020 (B)	18,375,000	17,993,186
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (B)	18,475,000	17,723,623
US Bank NA
2.000%, 01/24/2020	14,210,000	14,033,027
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 6.104%,
12/15/2018 (C)(D)	12,598,000	12,767,317
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (C)	32,785,000	34,486,214
Wells Fargo Bank N.A.
2.400%, 01/15/2020	27,130,000	26,915,229
3.550%, 08/14/2023	19,665,000	19,567,615
Wells Fargo Bank N.A. (3.325% to
7-23-20, then 3 month LIBOR +
0.490%) 07/23/2021	25,095,000	25,064,766
Westpac Banking Corp.
2.150%, 03/06/2020	23,573,000	23,271,052
		1,308,241,393
Health care – 1.9%
Allergan Funding SCS
3.800%, 03/15/2025	13,147,000	12,869,033
AmerisourceBergen Corp.
3.450%, 12/15/2027	17,400,000	16,228,641
Bayer US Finance II LLC
3.500%, 06/25/2021 (B)	6,860,000	6,843,591
Celgene Corp.
2.875%, 02/19/2021	9,040,000	8,936,142
CVS Health Corp.
3.350%, 03/09/2021	23,792,000	23,746,742
5.050%, 03/25/2048	22,206,000	22,686,669
Express Scripts Holding Company
2.600%, 11/30/2020	17,655,000	17,373,707
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	25,205,000	24,936,070
3.200%, 09/23/2026	16,137,000	14,892,445
Universal Health Services, Inc.
4.750%, 08/01/2022 (B)	8,705,000	8,748,525

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Universal Health
Services, Inc. (continued)
5.000%, 06/01/2026 (B)	$10,538,000	$10,564,345
		167,825,910
Industrials – 4.7%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,414,179
5.000%, 10/01/2021	12,640,000	13,000,821
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (B)	7,343,261	7,313,888
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (B)	10,660,000	10,266,646
Aircastle, Ltd.
4.400%, 09/25/2023	5,798,000	5,797,443
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,112,463	1,184,105
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	5,608,318	5,559,526
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	12,204,425	12,475,363
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	16,140,324	15,483,413
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	12,666,362	12,532,099
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	12,774,312	12,398,747
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	6,239,931	6,126,989
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	9,667,044	9,431,168
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	5,715,000	5,457,825
Ashtead Capital, Inc.
5.250%, 08/01/2026 (B)	14,665,000	14,815,316
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (B)	21,191,127	21,708,191
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (B)	2,860,837	2,908,899
British Airways 2018-1 Class A Pass
Through Trust
4.125%, 03/20/2033 (B)	5,019,621	4,947,339
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028	11,980,000	11,821,012
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	1,201,693	1,205,418
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	11,305,838	11,871,130
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,681,317	1,784,214
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	4,003,835	4,023,854
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	15,923,131
4.375%, 04/19/2028	11,990,000	11,576,412
Equifax, Inc.
3.600%, 08/15/2021	12,835,000	12,752,620
7.000%, 07/01/2037	2,625,000	3,045,396
General Electric Company (3 month
LIBOR + 0.480%) 2.794%,
08/15/2036 (D)	9,945,000	8,189,653
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (B)	17,370,000	17,968,918
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	9,555,000	9,142,941
4.750%, 02/15/2025 (B)	4,400,000	4,471,456
4.750%, 08/01/2028	10,400,000	10,424,960
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	7,830,700
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	812,722	842,142
Rockwell Collins, Inc.
1.950%, 07/15/2019	9,290,000	9,227,536
Textron, Inc.
7.250%, 10/01/2019	7,700,000	7,990,694
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	13,476,787	13,249,029
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	6,826,692	6,848,538
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	9,922,301	9,494,650
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	15,003,733	14,216,037
United Airlines 2018-1 Class B Pass
Through Trust
4.600%, 03/01/2026	3,322,000	3,336,617
United Technologies Corp.
3.350%, 08/16/2021	13,675,000	13,655,328
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	2,633,555	2,807,896
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	8,479,201	9,040,524
Verisk Analytics, Inc.
4.000%, 06/15/2025	13,250,000	13,082,027
		411,644,790
Information technology – 3.4%
Autodesk, Inc.
3.500%, 06/15/2027	5,782,000	5,382,208
Broadcom Corp.
2.375%, 01/15/2020	17,225,000	17,022,909
CA, Inc.
3.600%, 08/15/2022	12,085,000	11,995,651
Citrix Systems, Inc.
4.500%, 12/01/2027	14,544,000	14,006,700
Dell International LLC
6.020%, 06/15/2026 (B)	27,890,000	29,701,351
8.350%, 07/15/2046 (B)	18,980,000	23,566,179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
DXC Technology Company
2.875%, 03/27/2020	$13,955,000	$13,838,615
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (B)	15,609,000	15,457,249
3.500%, 10/05/2021	18,220,000	18,198,900
Marvell Technology Group, Ltd.
4.875%, 06/22/2028	13,240,000	13,302,039
Microchip Technology, Inc.
3.922%, 06/01/2021 (B)	8,550,000	8,499,316
4.330%, 06/01/2023 (B)	19,628,000	19,501,853
Microsoft Corp.
4.450%, 11/03/2045	11,583,000	12,383,885
Motorola Solutions, Inc.
4.600%, 02/23/2028	16,576,000	16,198,343
NetApp, Inc.
2.000%, 09/27/2019	12,645,000	12,532,535
salesforce.com, Inc.
3.700%, 04/11/2028	8,565,000	8,486,372
Tech Data Corp.
4.950%, 02/15/2027	20,359,000	19,905,830
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	18,570,000	18,448,795
Trimble, Inc.
4.900%, 06/15/2028	9,195,000	9,242,726
VMware, Inc.
2.950%, 08/21/2022	10,850,000	10,441,356
		298,112,812
Materials – 0.8%
Anglo American Capital PLC
4.750%, 04/10/2027 (B)	9,195,000	8,960,047
Braskem Finance, Ltd.
7.000%, 05/07/2020 (B)	17,090,000	17,859,050
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (B)	11,360,000	10,811,880
Mexichem SAB de CV
4.000%, 10/04/2027 (B)	6,135,000	5,667,206
Syngenta Finance NV
4.441%, 04/24/2023 (B)	15,880,000	15,780,403
5.676%, 04/24/2048 (B)	5,180,000	4,649,311
The Sherwin-Williams Company
2.250%, 05/15/2020	7,499,000	7,388,852
		71,116,749
Real estate – 0.7%
American Homes 4 Rent LP
4.250%, 02/15/2028	10,505,000	10,044,303
American Tower Corp.
3.550%, 07/15/2027	16,680,000	15,578,171
4.700%, 03/15/2022	11,995,000	12,386,005
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	6,500,000	6,372,596
4.950%, 04/01/2024	4,007,000	4,062,403
Ventas Realty LP
3.500%, 02/01/2025	11,441,000	10,919,485
		59,362,963
Utilities – 1.6%
ABY Transmision Sur SA
6.875%, 04/30/2043 (B)	8,563,104	9,487,919
CenterPoint Energy, Inc.
2.500%, 09/01/2022	7,760,000	7,415,284
Dominion Energy, Inc.
2.579%, 07/01/2020	9,642,000	9,516,549
Electricite de France SA
3.625%, 10/13/2025 (B)	9,375,000	9,065,403
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (B)(C)	19,320,000	19,320,000
Emera US Finance LP
3.550%, 06/15/2026	6,192,000	5,829,047
Enable Midstream Partners LP
4.950%, 05/15/2028	12,975,000	12,869,944
Exelon Corp.
5.150%, 12/01/2020	11,220,000	11,545,593
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	13,602,000	13,527,884
3.550%, 05/01/2027	16,740,000	16,096,559
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (C)	8,285,000	8,699,250
Southern Power Company
1.950%, 12/15/2019	15,825,000	15,608,732
		138,982,164
TOTAL CORPORATE BONDS (Cost
$3,424,669,761)		$3,354,319,249

CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
State Street Corp. (3 month LIBOR +
1.000%) 3.341%, 06/01/2077 (D)	10,606,000	9,492,370
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $8,441,960)		$9,492,370

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.9%
Commercial and residential – 0.5%
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%)
3.034%, 03/15/2037 (B)(D)	10,611,000	10,607,677
BHMS Mortgage Trust
Series 2018-ATLS, Class A (1 month
LIBOR + 1.250%)
3.313%, 07/15/2035 (B)(D)	10,480,000	10,490,525
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.231%, 06/11/2032 (B)(D)	5,505,000	5,511,882
COLT Mortgage Loan Trust
Series 2018-2, Class A1
3.470%, 07/27/2048 (B)(E)	3,141,102	3,130,078
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (B)(E)	6,117,463	6,089,187
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,195,138	4,187,733
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.634%, 11/15/2029 (B)(D)	2,149,168	2,151,202
		42,168,284
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
4.065%, 12/25/2028 (D)	4,294,893	4,351,259
Series K017, Class X1 IO,
1.484%, 12/25/2021	136,337,027	4,706,668

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.501%, 01/25/2022	$107,764,735	$3,789,461
Series K021, Class X1 IO,
1.587%, 06/25/2022	31,551,713	1,400,830
Series K022, Class X1 IO,
1.365%, 07/25/2022	324,266,562	12,641,564
Series K026, Class X1 IO,
1.127%, 11/25/2022	162,555,133	5,457,122
Series K038, Class X1 IO,
1.322%, 03/25/2024	240,563,330	12,449,802
Series K048, Class X1 IO,
0.376%, 06/25/2025	164,805,613	2,423,038
Series K707, Class X1 IO,
1.629%, 12/25/2018	73,441,862	78,568
Series K709, Class X1 IO,
1.628%, 03/25/2019	89,597,766	288,962
Series K710, Class X1 IO,
1.858%, 05/25/2019	118,072,453	686,273
Series K711, Class X1 IO,
1.798%, 07/25/2019	246,560,823	1,685,268
Government National
Mortgage Association
Series 2012-114, Class IO,
0.786%, 01/16/2053	42,564,054	2,218,860
Series 2016-174, Class IO,
0.900%, 11/16/2056	70,466,052	5,298,173
Series 2017-109, Class IO,
0.611%, 04/16/2057	88,140,922	4,924,989
Series 2017-124, Class IO,
0.706%, 01/16/2059	109,502,468	7,067,454
Series 2017-135, Class IO,
0.839%, 10/16/2058	71,221,503	4,910,039
Series 2017-140, Class IO,
0.609%, 02/16/2059	63,623,990	3,866,290
Series 2017-159, Class IO,
0.545%, 06/16/2059	82,219,874	4,541,127
Series 2017-20, Class IO,
0.748%, 12/16/2058	136,808,326	8,309,943
Series 2017-22, Class IO,
1.022%, 12/16/2057	47,631,185	4,197,384
Series 2017-3, Class IO,
0.908%, 09/16/2058	126,795,301	9,420,789
Series 2017-41, Class IO,
0.791%, 07/16/2058	95,793,985	6,639,855
Series 2017-46, Class IO,
0.620%, 11/16/2057	103,534,327	6,095,894
Series 2017-61, Class IO,
0.768%, 05/16/2059	62,315,702	4,629,776
Series 2018-69, Class IO,
0.535%, 04/16/2060	73,017,444	4,452,282
		126,531,670
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $174,062,360)		$168,699,954

ASSET BACKED SECURITIES – 18.0%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.542%, 06/22/2037 (D)	6,390,000	6,174,221
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.511%, 08/25/2037 (D)	10,339,627	10,181,339
Series 2007-A, Class A3 (3 month
LIBOR + 0.300%)
2.611%, 05/25/2036 (D)	10,122,345	9,978,705
Ally Auto Receivables Trust
Series 2017-3, Class A3
1.740%, 09/15/2021	16,150,000	15,991,736
Series 2017-4, Class A4
1.960%, 07/15/2022	10,855,000	10,606,079
Series 2018-1, Class A3
2.310%, 06/15/2022	8,820,000	8,739,786
Series 2018-2, Class A4
3.090%, 06/15/2023	16,630,000	16,578,893
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	30,910,000	30,593,942
American Express Credit Account
Master Trust
Series 2017-1, Class A
1.930%, 09/15/2022	33,165,000	32,705,224
Series 2018-8, Class A
3.180%, 04/15/2024	46,685,000	46,623,114
Americredit Automobile Receivables
Trust
Series 2018-2, Class C
3.590%, 06/18/2024	6,580,000	6,558,756
ARI Fleet Lease Trust
Series 2018-B, Class A2
3.220%, 08/16/2027 (B)	17,118,000	17,117,550
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	43,335,000	42,735,005
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	10,405,000	10,200,141
Series 2018-A, Class A3
2.350%, 04/25/2022	14,605,000	14,443,181
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1
2.260%, 03/15/2023	3,135,000	3,096,709
California Republic Auto Receivables
Trust
Series 2016-2, Class A4
1.830%, 12/15/2021	15,925,000	15,760,992
Capital One Multi-Asset Execution Trust
Series 2016-A5, Class A5
1.660%, 06/17/2024	34,760,000	33,332,838
Series 2017-A1, Class A1
2.000%, 01/17/2023	37,430,000	36,922,790
Series 2017-A4, Class A4
1.990%, 07/17/2023	5,820,000	5,701,406
CarMax Auto Owner Trust
Series 2015-2, Class A4
1.800%, 03/15/2021	11,780,000	11,720,175
Series 2016-1, Class A4
1.880%, 06/15/2021	10,260,000	10,126,488
Series 2016-2, Class A4
1.680%, 09/15/2021	11,525,000	11,293,717
Series 2018-1, Class A3
2.480%, 11/15/2022	9,275,000	9,169,013
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (B)	8,665,000	8,530,121
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	34,755,000	34,311,842

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card
Issuance Trust (continued)
Series 2017-A3, Class A3
1.920%, 04/07/2022	$14,790,000	$14,556,112
Series 2018-A1, Class A1
2.539%, 01/20/2023	33,740,000	33,278,892
CLI Funding LLC
Series 2018-1A, Class A
4.030%, 04/18/2043 (B)	14,117,886	14,025,425
CNH Equipment Trust
Series 2017-C, Class A3
2.080%, 02/15/2023	9,825,000	9,654,652
Series 2018-B, Class A3
3.190%, 11/15/2023	14,571,000	14,569,030
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (B)	12,881,938	13,033,533
Collegiate Funding Services Education
Loan Trust
Series 2005-A, Class A4 (3 month
LIBOR + 0.200%)
2.651%, 03/28/2035 (D)	7,773,000	7,557,608
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (B)	16,081,725	16,083,976
Dell Equipment Finance Trust Deft
Series 2018-1, Class A3
3.390%, 06/22/2023 (B)	26,951,000	26,949,803
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	40,130,000	39,261,097
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (B)	19,582,200	19,258,898
DRB Prime Student Loan Trust
Series 2015-D, Class A2
3.200%, 01/25/2040 (B)	5,828,050	5,810,367
Series 2016-B, Class A2
2.890%, 06/25/2040 (B)	9,060,564	8,953,371
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (B)	5,081,313	5,218,610
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (B)	17,200,000	17,076,246
Five Guys Funding LLC
Series 2017-1A, Class A2
4.600%, 07/25/2047 (B)	8,277,450	8,251,389
Ford Credit Auto Lease Trust
Series 2018-B, Class A3
3.190%, 12/15/2021	15,780,000	15,779,804
Ford Credit Auto Owner Trust
Series 2015-1, Class A
2.120%, 07/15/2026 (B)	31,588,000	31,219,535
Series 2015-2, Class A
2.440%, 01/15/2027 (B)	21,440,000	21,177,544
Series 2016-B, Class A4
1.520%, 08/15/2021	6,335,000	6,237,592
Series 2016-C, Class A4
1.400%, 02/15/2022	13,945,000	13,586,318
Series 2017-A, Class A3
1.670%, 06/15/2021	8,925,000	8,844,727
Series 2017-B, Class A4
1.870%, 09/15/2022	4,295,000	4,178,024
Series 2017-C, Class A4
2.160%, 03/15/2023	10,280,000	10,018,054
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	17,000,000	16,671,159
GM Financial Automobile Leasing Trust
Series 2018-3, Class A3
3.180%, 06/21/2021	10,662,000	10,661,158
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (B)	15,075,000	14,882,560
Series 2017-3A, Class A4
2.130%, 03/16/2023 (B)	15,965,000	15,527,926
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.511%, 08/25/2044 (D)	34,019,000	33,435,914
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (B)	48,545,000	47,896,847
Hertz Vehicle Financing II LP
Series 2016-3A, Class A
2.270%, 07/25/2020 (B)	13,069,000	12,982,119
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.540%, 02/25/2032 (B)	4,196,000	4,194,085
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4
1.620%, 08/15/2022	19,860,000	19,664,198
Series 2016-4, Class A4
1.360%, 01/18/2023	17,210,000	16,847,335
Series 2017-1, Class A3
1.720%, 07/21/2021	22,324,308	22,128,522
Series 2017-2, Class A4
1.870%, 09/15/2023	4,674,000	4,555,314
Series 2017-3, Class A4
1.980%, 11/20/2023	5,565,000	5,428,191
Series 2018-2, Class A3
3.010%, 05/18/2022	8,451,000	8,442,168
Series 2018-2, Class A4
3.160%, 08/19/2024	12,635,000	12,632,666
Series 2018-3, Class A3
2.950%, 08/22/2022	6,540,000	6,519,560
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	29,905,000	29,468,653
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (B)	12,490,000	12,444,906
Hyundai Auto Receivables Trust
Series 2017-A, Class A3
1.760%, 08/16/2021	17,890,000	17,696,813
Series 2018-A, Class A3
2.790%, 07/15/2022	11,300,000	11,238,133
John Deere Owner Trust
Series 2018-A, Class A3
2.660%, 04/18/2022	5,970,000	5,926,015
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.577%, 10/27/2042 (D)	6,447,167	6,320,320
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A4
3.150%, 10/15/2024	12,862,000	12,834,823

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (B)	$13,163,000	$12,942,437
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (B)	2,191,612	2,141,642
Series 2018-1A, Class A
3.450%, 01/21/2036 (B)	14,537,634	14,488,099
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.760%, 08/23/2036 (B)(D)	7,712,000	7,620,499
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2
2.540%, 04/18/2022 (B)	12,530,000	12,399,498
Series 2018-1A, Class A2
3.220%, 02/15/2023 (B)	3,720,000	3,696,630
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	16,495,716	16,430,530
Series 2015-C, Class A4
1.670%, 02/15/2022	4,742,000	4,688,558
Series 2016-B, Class A4
1.540%, 10/17/2022	8,655,000	8,462,912
Series 2017-A, Class A3
1.740%, 08/16/2021	11,175,000	11,044,404
Series 2017-B, Class A3
1.750%, 10/15/2021	13,050,000	12,859,801
Series 2017-B, Class A4
1.950%, 10/16/2023	12,410,000	12,083,420
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (B)	4,902,198	4,875,698
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (B)	7,029,731	6,987,024
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023	6,690,000	6,653,554
Series 2018-3, Class C
3.510%, 08/15/2023	15,610,000	15,567,124
Sierra Timeshare Receivables
Funding LLC
Series 2018-2A, Class A
0.010%, 06/20/2035 (B)	6,442,565	6,419,990
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month
LIBOR + 0.290%)
2.624%, 06/15/2039 (D)	4,422,212	4,314,472
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (B)	6,364,780	6,278,129
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
2.529%, 10/28/2037 (B)(D)	31,374,266	31,016,775
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (B)	17,247,350	17,246,660
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A
4.110%, 07/20/2043 (B)	9,124,180	9,045,253
Towd Point Mortgage Trust
Series 2016-5, Class A1
2.500%, 10/25/2056 (B)(E)	14,202,170	13,802,103
Series 2017-1, Class A1
2.750%, 10/25/2056 (B)(E)	4,780,752	4,681,341
Series 2017-2, Class A1
2.750%, 04/25/2057 (B)(E)	3,777,615	3,707,256
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4
1.320%, 11/15/2021	9,000,000	8,813,946
Series 2017-C, Class A4
1.980%, 12/15/2022	11,435,000	11,178,237
Series 2018-A, Class A3
2.360%, 05/16/2022	11,310,000	11,183,447
Series 2018-C, Class A3
3.020%, 12/15/2022	17,145,000	17,108,406
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (B)	11,504,500	11,369,084
Volkswagen Auto Loan Enhanced Trust
Series 2018-1, Class A4
3.150%, 07/22/2024	8,350,000	8,329,626
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (B)	16,000,000	15,856,421
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (B)	9,371,879	9,045,607
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
2.575%, 04/25/2040 (B)(D)	2,272,138	2,172,946
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (B)	1,209,147	1,205,520
Series 2016-1A, Class A
3.500%, 12/20/2028 (B)	3,809,431	3,791,053
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.770%, 09/15/2021	18,686,448	18,567,804
Series 2017-B, Class A3
1.950%, 02/15/2023	5,425,000	5,316,747
Series 2018-A, Class A3
2.500%, 04/17/2023	14,875,000	14,684,453
World Omni Automobile Lease
Securitization Trust
Series 2018-B, Class A3
3.190%, 12/15/2021	11,970,000	11,969,046
TOTAL ASSET BACKED SECURITIES (Cost
$1,585,557,606)		$1,572,219,907

SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust,
2.1505% (F)(G)	7,345,636	73,490,150
TOTAL SECURITIES LENDING COLLATERAL (Cost
$73,499,471)		$73,490,150

SHORT-TERM INVESTMENTS – 1.5%
U.S. Government Agency – 1.4%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	9,788,000	9,788,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	108,770,000	108,770,000
		118,558,000

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $10,757,954 on
10-1-18, collateralized by $11,082,800
U.S. Treasury Inflation Indexed Notes,
0.750% due 7-15-28 (valued at
$10,973,129 including interest)	$10,756,000	$10,756,000
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $1,871,164 on 10-1-18,
collateralized by $1,970,000
U.S. Treasury Notes, 2.250% -
2.750% due 1-31-24 to 2-15-24
(valued at $1,912,285
including interest)	1,871,000	1,871,000
		12,627,000
TOTAL SHORT-TERM INVESTMENTS (Cost $131,185,000)		$131,185,000
Total Investments (Select Bond Trust)
(Cost $8,954,125,975) – 100.1%		$8,781,445,806
Other assets and liabilities, net – (0.1%)		(12,741,121)
TOTAL NET ASSETS – 100.0%		$8,768,704,685

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $72,032,085.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,245,870,743 or 14.2% of the fund’s net assets as of 9-30-18.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 95.0%
U.S. Government – 31.9%
U.S. Treasury Notes
1.125%, 06/30/2021	$4,693,000	$4,477,782
1.250%, 03/31/2021	6,815,000	6,552,516
1.375%, 09/30/2020	2,220,000	2,157,996
1.500%, 05/15/2020	5,115,000	5,011,501
1.625%, 06/30/2020	22,850,000	22,393,000
1.750%, 11/30/2021	5,220,000	5,040,155
1.875%, 04/30/2022 to 07/31/2022	23,460,000	22,588,834
2.625%, 08/31/2020 to 06/30/2023	13,565,000	13,424,443
2.750%, 08/15/2021 to 07/31/2023	9,990,000	9,927,344
		91,573,571
U.S. Government Agency – 63.1%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	5,695,000	5,619,946
1.430%, 04/18/2019	4,075,000	4,052,559
1.640%, 04/17/2020	8,100,000	7,975,276
1.675%, 02/24/2020	5,240,000	5,171,220
1.750%, 06/15/2020	5,215,000	5,133,458
2.000%, 01/15/2021	13,945,000	13,702,106
Federal Farm Credit Bank
1.290%, 07/13/2020	5,210,000	5,071,872
1.440%, 08/16/2021	6,720,000	6,446,987
1.680%, 04/05/2021	6,110,000	5,932,578
2.230%, 11/15/2022	7,220,000	6,984,426
2.840%, 09/20/2021	1,500,000	1,486,908
3.000%, 06/29/2022	3,470,000	3,451,841
Federal Home Loan Bank
1.125%, 10/11/2019	3,295,000	3,241,430
1.550%, 10/26/2020	5,825,000	5,670,940
1.700%, 04/26/2021	6,250,000	6,066,694
1.750%, 07/13/2020	8,255,000	8,100,673
1.875%, 11/29/2021	1,960,000	1,898,476
2.260%, 10/04/2022	5,310,000	5,172,009
Federal Home Loan Mortgage Corp.
1.300%, 08/23/2019	4,405,000	4,352,977
1.765%, 06/26/2020	6,805,000	6,669,329
2.000%, 11/20/2020	4,940,000	4,853,496
3.000%, 07/01/2030 to 11/01/2030	3,254,666	3,216,437
3.350%, 09/28/2023	7,000,000	6,983,501
3.500%, 04/01/2032	3,464,698	3,489,527
5.500%, 07/01/2040	1,296,669	1,408,028
7.000%, 04/01/2031 to 04/01/2032	681	764
Federal National Mortgage Association
1.500%, 11/30/2020	4,415,000	4,291,115
1.950%, 11/09/2020	6,360,000	6,233,900
2.500%, 10/01/2027	1,522,196	1,484,099
3.000%, 03/01/2028 to 03/01/2031	19,232,263	19,056,009
3.500%, 12/01/2025 to 08/01/2031	3,469,223	3,495,136
5.500%, 08/01/2040	164,183	178,284
6.500%, 01/01/2039	599,365	667,489
7.000%, 08/01/2025 to 01/01/2029	1,617	1,788
7.500%, 01/01/2031	614	698
8.000%, 10/01/2024 to 09/01/2030	1,324	1,507
Government National Mortgage
Association
7.500%, 01/15/2027 to 03/15/2027	303	335
Tennessee Valley Authority
3.875%, 02/15/2021	13,070,000	13,354,193
		180,918,011
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $279,039,998)		$272,491,582

COLLATERALIZED MORTGAGE
OBLIGATIONS – 3.3%
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	653,008	641,536

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.484%, 12/25/2021	$23,352,613	$806,186
Series K018, Class X1 IO,
1.500%, 01/25/2022	4,427,106	155,676
Series K022, Class X1 IO,
1.365%, 07/25/2022	11,494,703	448,122
Series K026, Class X1 IO,
1.126%, 11/25/2022	5,475,450	183,816
Series K030, Class X1 IO,
0.311%, 04/25/2023	141,343,537	1,124,953
Series K038, Class X1 IO,
1.321%, 03/25/2024	8,373,426	433,347
Series K706, Class X1 IO,
1.689%, 10/25/2018	1,863,257	224
Series K707, Class X1 IO,
1.625%, 12/25/2018	2,978,472	3,186
Series K709, Class X1 IO,
1.628%, 03/25/2019	6,102,468	19,681
Series K710, Class X1 IO,
1.858%, 05/25/2019	4,638,483	26,960
Series K711, Class X1 IO,
1.798%, 07/25/2019	6,884,940	47,059
Series K718, Class X1 IO,
0.759%, 01/25/2022	20,552,404	362,497
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	1,404,940	1,419,218
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,150,653	1,148,282
Government National
Mortgage Association
Series 2012-114, Class IO,
0.786%, 01/16/2053	2,898,564	151,102
Series 2017-109, Class IO,
0.611%, 04/16/2057	2,898,564	161,961
Series 2017-124, Class IO,
0.706%, 01/16/2059	3,608,135	232,874
Series 2017-140, Class IO,
0.610%, 02/16/2059	2,118,008	128,707
Series 2017-20, Class IO,
0.748%, 12/16/2058	4,845,920	294,348
Series 2017-3, Class IO,
0.908%, 09/16/2058	4,435,746	329,572
Series 2017-41, Class IO,
0.791%, 07/16/2058	3,324,881	230,461
Series 2017-46, Class IO,
0.620%, 11/16/2057	3,594,333	211,627
Series 2017-61, Class IO,
0.768%, 05/16/2059	2,147,289	159,534
Series 2017-74, Class IO,
0.778%, 09/16/2058	3,746,334	229,699
Series 2017-89, Class IO,
0.765%, 07/16/2059	3,785,687	275,118
Series 2018-9, Class IO,
0.558%, 01/16/2060	2,582,448	145,872
		9,371,618
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,584,930)		$9,371,618

SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 1.1%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	270,000	270,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	3,004,000	3,004,000
		3,274,000
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $297,054 on
10-1-18, collateralized by $257,500
U.S. Treasury Inflation Indexed Notes,
1.375% due 1-15-20 (valued at
$303,001, including interest)	297,000	297,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,571,000)		$3,571,000
Total Investments (Short Term Government Income Trust)
(Cost $292,195,928) – 99.5%		$285,434,200
Other assets and liabilities, net – 0.5%		1,358,731
TOTAL NET ASSETS – 100.0%		$286,792,931

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.3%
Communication services – 3.2%
Diversified telecommunication services – 0.6%
ATN International, Inc.	3,071	$226,885
Cincinnati Bell, Inc. (A)	13,864	221,131
Cogent Communications Holdings, Inc.	11,867	662,179
Consolidated Communications
Holdings, Inc. (B)	20,809	271,349
Frontier Communications Corp. (B)	30,992	201,138
Intelsat SA (A)	13,278	398,340
Iridium Communications, Inc. (A)(B)	27,735	624,038
Ooma, Inc. (A)	6,018	99,899
ORBCOMM, Inc. (A)	22,540	244,784
pdvWireless, Inc. (A)	3,003	101,802
Vonage Holdings Corp. (A)	63,331	896,767
Windstream Holdings, Inc. (A)(B)	13,084	64,112
		4,012,424
Entertainment – 0.6%
AMC Entertainment Holdings, Inc.,
Class A	15,122	310,001
Eros International PLC (A)(B)	10,580	127,489
Glu Mobile, Inc. (A)	32,811	244,442
IMAX Corp. (A)	15,397	397,243
Liberty Media Corp.-Liberty Braves,
Class A (A)	3,582	97,717
Liberty Media Corp.-Liberty Braves,
Class C (A)	10,142	276,370
Pandora Media, Inc. (A)(B)	74,300	706,593
Reading International, Inc., Class A (A)	5,177	81,797
Rosetta Stone, Inc. (A)	6,531	129,902
The Marcus Corp.	5,632	236,826

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
World Wrestling Entertainment, Inc.,
Class A (B)	12,399	$1,199,355
		3,807,735
Interactive media and services – 0.6%
Care.com, Inc. (A)	6,122	135,357
CarGurus, Inc. (A)	14,501	807,561
Cars.com, Inc. (A)	20,088	554,630
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	21,444	318,443
QuinStreet, Inc. (A)	11,355	154,087
The Meet Group, Inc. (A)	21,859	108,202
TrueCar, Inc. (A)	27,174	383,153
XO Group, Inc. (A)	7,199	248,222
Yelp, Inc. (A)	23,453	1,153,888
		3,863,543
Media – 1.2%
Central European Media
Enterprises, Ltd., Class A (A)(B)	23,794	89,228
Clear Channel Outdoor Holdings, Inc.,
Class A	13,793	82,068
Daily Journal Corp. (A)(B)	366	88,206
Emerald Expositions Events, Inc.	7,787	128,330
Entercom Communications Corp.,
Class A (B)	37,785	298,502
Entravision Communications Corp.,
Class A	20,522	100,558
Gannett Company, Inc.	33,017	330,500
Gray Television, Inc. (A)	23,074	403,795
Hemisphere Media Group, Inc. (A)	6,742	94,051
Liberty Latin America, Ltd., Class A (A)	14,935	311,245
Liberty Latin America, Ltd., Class C (A)	30,234	623,727
Loral Space & Communications, Inc. (A)	3,882	176,243
MDC Partners, Inc., Class A (A)	18,282	75,870
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp. (B)	11,331	578,448
MSG Networks, Inc., Class A (A)	17,033	439,451
National CineMedia, Inc.	22,645	239,811
New Media Investment Group, Inc.	17,622	276,489
Nexstar Media Group, Inc., Class A	12,896	1,049,734
Scholastic Corp.	8,111	378,703
Sinclair Broadcast Group, Inc., Class A	20,793	589,482
TechTarget, Inc. (A)	6,223	120,851
TEGNA, Inc.	62,485	747,321
The EW Scripps Company, Class A	13,962	230,373
The New York Times Company, Class A	37,693	872,593
tronc, Inc. (A)	5,731	93,587
WideOpenWest, Inc. (A)(B)	8,865	99,377
		8,521,365
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	11,994	418,591
Gogo, Inc. (A)(B)	18,486	95,942
NII Holdings, Inc. (A)(B)	26,365	154,499
Shenandoah
Telecommunications Company	13,539	524,636
Spok Holdings, Inc.	6,450	99,330
		1,292,998
		21,498,065
Consumer discretionary – 11.8%
Auto components – 1.0%
American Axle & Manufacturing
Holdings, Inc. (A)	31,779	554,226
Cooper Tire & Rubber Company	14,529	411,171
Cooper-Standard Holdings, Inc. (A)	4,974	596,781
Dana, Inc.	42,008	784,289
Dorman Products, Inc. (A)	7,692	591,669
Fox Factory Holding Corp. (A)	10,490	734,825
Gentherm, Inc. (A)	10,555	479,725
LCI Industries	7,030	582,084
Modine Manufacturing Company (A)	14,282	212,802
Motorcar Parts of America, Inc. (A)	5,659	132,704
Shiloh Industries, Inc. (A)	5,079	55,869
Standard Motor Products, Inc.	6,021	296,354
Stoneridge, Inc. (A)	8,065	239,692
Superior Industries International, Inc.	7,580	129,239
Tenneco, Inc.	14,575	614,191
Tower International, Inc.	5,744	173,756
		6,589,377
Automobiles – 0.1%
Winnebago Industries, Inc.	8,913	295,466
Distributors – 0.1%
Core-Mark Holding Company, Inc.	13,296	451,532
Funko, Inc., Class A (A)	3,215	76,163
Weyco Group, Inc.	2,127	74,828
		602,523
Diversified consumer services – 0.8%
Adtalem Global Education, Inc. (A)	17,263	832,077
American Public Education, Inc. (A)	4,860	160,623
Career Education Corp. (A)	20,105	300,168
Carriage Services, Inc.	5,588	120,421
Chegg, Inc. (A)	31,363	891,650
Houghton Mifflin Harcourt Company (A)	31,274	218,918
K12, Inc. (A)	10,897	192,877
Laureate Education, Inc., Class A (A)	24,028	370,992
Regis Corp. (A)	10,287	210,163
Sotheby’s (A)	10,746	528,596
Strategic Education, Inc.	6,029	826,154
Weight Watchers International, Inc. (A)	11,141	802,041
		5,454,680
Hotels, restaurants and leisure – 2.9%
BBX Capital Corp.	20,580	152,704
Belmond, Ltd., Class A (A)	26,096	476,252
Biglari Holdings, Inc., Class B (A)	422	76,530
BJ’s Restaurants, Inc.	5,971	431,106
Bloomin’ Brands, Inc.	24,106	477,058
Bojangles’, Inc. (A)	5,678	89,145
Boyd Gaming Corp.	23,567	797,743
Brinker International, Inc. (B)	12,516	584,873
Carrols Restaurant Group, Inc. (A)	10,431	152,293
Century Casinos, Inc. (A)	10,337	77,114
Churchill Downs, Inc.	3,370	935,849
Chuy’s Holdings, Inc. (A)	5,003	131,329
Cracker Barrel Old Country
Store, Inc. (B)	5,434	799,504
Dave & Buster’s Entertainment, Inc.	11,499	761,464
Del Frisco’s Restaurant Group, Inc. (A)	10,762	89,325
Del Taco Restaurants, Inc. (A)	9,491	112,089
Denny’s Corp. (A)	18,567	273,306
Dine Brands Global, Inc.	4,758	386,873
Drive Shack, Inc. (A)	18,897	112,626
El Pollo Loco Holdings, Inc. (A)	7,227	90,699
Eldorado Resorts, Inc. (A)	19,016	924,178
Fiesta Restaurant Group, Inc. (A)	6,930	185,378
Golden Entertainment, Inc. (A)	5,530	132,775
International Speedway Corp., Class A	7,002	306,688
J Alexander’s Holdings, Inc. (A)	4,809	57,227
Jack in the Box, Inc.	7,778	652,030
Lindblad Expeditions Holdings, Inc. (A)	7,551	112,283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	11,146	$1,245,566
Monarch Casino & Resort, Inc. (A)	3,568	162,166
Nathan’s Famous, Inc. (B)	908	74,819
Papa John’s International, Inc.	6,518	334,243
Penn National Gaming, Inc. (A)	24,735	814,276
Pinnacle Entertainment, Inc. (A)	15,233	513,200
Planet Fitness, Inc., Class A (A)	25,412	1,373,010
PlayAGS, Inc. (A)	6,615	194,944
Potbelly Corp. (A)	7,798	95,915
RCI Hospitality Holdings, Inc.	2,977	88,149
Red Lion Hotels Corp. (A)	6,220	77,750
Red Robin Gourmet Burgers, Inc. (A)	3,935	157,990
Red Rock Resorts, Inc., Class A	20,076	535,025
Ruth’s Hospitality Group, Inc.	8,308	262,117
Scientific Games Corp. (A)	16,196	411,378
SeaWorld Entertainment, Inc. (A)	15,771	495,683
Shake Shack, Inc., Class A (A)	7,102	447,497
Sonic Corp.	10,052	435,654
Speedway Motorsports, Inc.	3,850	68,723
Texas Roadhouse, Inc.	19,436	1,346,720
The Cheesecake Factory, Inc. (B)	12,201	653,242
The Habit Restaurants, Inc., Class A (A)	6,326	100,900
Wingstop, Inc.	8,385	572,444
Zoe’s Kitchen, Inc. (A)(B)	6,125	77,910
		19,917,762
Household durables – 1.5%
AV Homes, Inc. (A)	4,010	80,200
Bassett Furniture Industries, Inc.	3,995	84,894
Beazer Homes USA, Inc. (A)	9,904	103,992
Cavco Industries, Inc. (A)	2,475	626,175
Century Communities, Inc. (A)	7,527	197,584
Ethan Allen Interiors, Inc.	7,307	151,620
Flexsteel Industries, Inc.	2,962	88,090
GoPro, Inc., Class A (A)(B)	34,003	244,822
Green Brick Partners, Inc. (A)	7,741	78,184
Hamilton Beach Brands Holding
Company, Class B	1,197	26,262
Helen of Troy, Ltd. (A)	7,628	998,505
Hooker Furniture Corp.	3,717	125,635
Hovnanian Enterprises, Inc.,
Class A (A)(B)	43,741	69,986
Installed Building Products, Inc. (A)	6,545	255,255
iRobot Corp. (A)(B)	7,746	851,440
KB Home	24,566	587,373
La-Z-Boy, Inc.	13,414	423,882
LGI Homes, Inc. (A)	5,222	247,732
M/I Homes, Inc. (A)	7,866	188,233
MDC Holdings, Inc.	12,844	379,926
Meritage Homes Corp. (A)	10,938	436,426
Roku, Inc. (A)	12,552	916,673
Skyline Champion Corp.	5,590	159,706
Sonos, Inc. (A)	5,238	84,018
Taylor Morrison Home Corp.,
Class A (A)	32,083	578,777
TopBuild Corp. (A)	10,204	579,791
TRI Pointe Group, Inc. (A)	43,424	538,458
Tupperware Brands Corp.	14,691	491,414
Universal Electronics, Inc. (A)	4,087	160,823
William Lyon Homes, Class A (A)	9,441	150,017
ZAGG, Inc. (A)	8,141	120,080
		10,025,973
Internet and direct marketing retail – 0.9%
1-800-Flowers.com, Inc., Class A (A)	8,236	97,185
Duluth Holdings, Inc., Class B (A)	2,468	77,643
Etsy, Inc. (A)	34,487	1,771,942
Gaia, Inc. (A)	3,912	60,245
Groupon, Inc. (A)	127,744	481,595
Lands’ End, Inc. (A)(B)	3,086	54,159
Liberty Expedia Holdings, Inc.,
Series A (A)	15,795	742,997
Nutrisystem, Inc.	8,772	325,003
Overstock.com, Inc. (A)(B)	6,206	171,906
PetMed Express, Inc. (B)	5,885	194,264
Quotient Technology, Inc. (A)	23,368	362,204
Shutterfly, Inc. (A)	9,521	627,339
Shutterstock, Inc.	5,527	301,664
Stamps.com, Inc. (A)	5,047	1,141,631
		6,409,777
Leisure products – 0.4%
Acushnet Holdings Corp.	10,091	276,796
American Outdoor Brands Corp. (A)	15,712	244,007
Callaway Golf Company	27,148	659,425
Clarus Corp.	7,889	87,173
Johnson Outdoors, Inc., Class A	1,518	141,159
Malibu Boats, Inc., Class A (A)	6,068	332,041
MCBC Holdings, Inc. (A)	5,607	201,179
Nautilus, Inc. (A)	9,618	134,171
Sturm Ruger & Company, Inc.	4,763	328,885
Vista Outdoor, Inc. (A)	16,985	303,862
		2,708,698
Multiline retail – 0.3%
Big Lots, Inc. (B)	11,600	484,764
Dillard’s, Inc., Class A (B)	3,375	257,648
J.C. Penney Company, Inc. (A)(B)	94,500	156,870
Ollie’s Bargain Outlet Holdings, Inc. (A)	14,343	1,378,362
		2,277,644
Specialty retail – 3.0%
Aaron’s, Inc.	19,859	1,081,521
Abercrombie & Fitch Company, Class A	19,739	416,888
American Eagle Outfitters, Inc.	46,523	1,155,166
America’s Car-Mart, Inc. (A)	1,789	139,900
Asbury Automotive Group, Inc. (A)	5,714	392,838
Ascena Retail Group, Inc. (A)	52,702	240,848
At Home Group, Inc. (A)	12,818	404,152
Barnes & Noble Education, Inc. (A)	12,908	74,350
Barnes & Noble, Inc.	19,322	112,068
Bed Bath & Beyond, Inc. (B)	38,719	580,785
Boot Barn Holdings, Inc. (A)	8,211	233,275
Caleres, Inc.	12,215	438,030
Camping World Holdings, Inc.,
Class A (B)	9,714	207,102
Carvana Company (A)(B)	9,372	553,791
Chico’s FAS, Inc.	37,840	328,073
Citi Trends, Inc.	4,027	115,857
Conn’s, Inc. (A)	5,647	199,621
DSW, Inc., Class A	19,915	674,720
Express, Inc. (A)	21,796	241,064
Five Below, Inc. (A)	15,753	2,048,835
GameStop Corp., Class A	28,941	441,929
Genesco, Inc. (A)	5,809	273,604
GNC Holdings, Inc., Class A (A)(B)	26,102	108,062
Group 1 Automotive, Inc.	5,531	358,962
Guess?, Inc.	16,573	374,550
Haverty Furniture Companies, Inc.	5,859	129,484
Hibbett Sports, Inc. (A)	5,961	112,067
Hudson, Ltd., Class A (A)	11,794	266,073
Lithia Motors, Inc., Class A	6,615	540,181
Lumber Liquidators Holdings, Inc. (A)	8,688	134,577

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
MarineMax, Inc. (A)	7,858	$166,983
Monro, Inc.	9,203	640,529
Murphy USA, Inc. (A)	8,627	737,263
National Vision Holdings, Inc. (A)	14,103	636,609
Office Depot, Inc.	160,889	516,454
Party City Holdco, Inc. (A)(B)	16,597	224,889
Rent-A-Center, Inc. (A)	12,966	186,451
RH (A)(B)	5,575	730,381
Sally Beauty Holdings, Inc. (A)	34,800	639,972
Shoe Carnival, Inc.	3,174	122,199
Signet Jewelers, Ltd.	17,032	1,122,920
Sleep Number Corp. (A)	10,181	374,457
Sonic Automotive, Inc., Class A	6,975	134,966
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	11,796	69,007
Tailored Brands, Inc.	14,405	362,862
The Buckle, Inc. (B)	8,627	198,852
The Cato Corp., Class A	6,890	144,828
The Children’s Place, Inc.	4,666	596,315
Tile Shop Holdings, Inc.	13,633	97,476
Tilly’s, Inc., Class A	4,675	88,591
Winmark Corp.	655	108,730
Zumiez, Inc. (A)	5,595	147,428
		20,426,535
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)	19,642	418,178
Culp, Inc.	3,699	89,516
Deckers Outdoor Corp. (A)	8,667	1,027,733
Fossil Group, Inc. (A)	13,411	312,208
G-III Apparel Group, Ltd. (A)	12,564	605,459
Movado Group, Inc.	4,662	195,338
Oxford Industries, Inc.	4,794	432,419
Perry Ellis International, Inc. (A)	3,990	109,047
Rocky Brands, Inc.	2,389	67,609
Steven Madden, Ltd.	16,687	882,742
Unifi, Inc. (A)	4,976	140,970
Vera Bradley, Inc. (A)	7,503	114,496
Wolverine World Wide, Inc.	26,510	1,035,216
		5,430,931
		80,139,366
Consumer staples – 2.5%
Beverages – 0.3%
Coca-Cola Bottling
Company Consolidated	1,394	254,098
Craft Brew Alliance, Inc. (A)	4,890	79,952
MGP Ingredients, Inc. (B)	3,888	307,074
National Beverage Corp. (A)(B)	3,384	394,642
Primo Water Corp. (A)	9,767	176,294
The Boston Beer Company, Inc.,
Class A (A)	2,410	692,875
		1,904,935
Food and staples retailing – 0.6%
BJ’s Wholesale Club Holdings, Inc. (A)	12,630	338,231
Ingles Markets, Inc., Class A	4,490	153,783
Performance Food Group Company (A)	29,275	974,858
PriceSmart, Inc.	6,459	522,856
Rite Aid Corp. (A)(B)	309,354	395,973
SpartanNash Company	10,606	212,756
SUPERVALU, Inc. (A)	11,125	358,448
The Andersons, Inc.	7,885	296,870
The Chefs’ Warehouse, Inc. (A)	6,400	232,640
United Natural Foods, Inc. (A)	14,580	436,671
Village Super Market, Inc., Class A	3,216	87,475
Weis Markets, Inc.	2,967	128,768
		4,139,329
Food products – 0.9%
B&G Foods, Inc. (B)	18,897	518,723
Calavo Growers, Inc. (B)	4,529	437,501
Cal-Maine Foods, Inc.	8,991	434,265
Darling Ingredients, Inc. (A)	47,169	911,305
Dean Foods Company	27,495	195,215
Farmer Brothers Company (A)	3,512	92,717
Fresh Del Monte Produce, Inc.	8,616	291,996
Freshpet, Inc. (A)	7,685	282,040
Hostess Brands, Inc. (A)	28,402	314,410
J&J Snack Foods Corp.	4,298	648,525
John B. Sanfilippo & Son, Inc.	2,504	178,736
Lancaster Colony Corp.	5,398	805,436
Landec Corp. (A)	9,031	130,046
Limoneira Company	4,692	122,508
Sanderson Farms, Inc.	5,878	607,609
Seneca Foods Corp., Class A (A)	2,534	85,396
The Simply Good Foods Company (A)	17,631	342,923
Tootsie Roll Industries, Inc. (B)	4,838	141,512
		6,540,863
Household products – 0.2%
Central Garden & Pet Company (A)	4,485	161,639
Central Garden & Pet Company,
Class A (A)	9,965	330,240
WD-40 Company (B)	3,962	681,860
		1,173,739
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,559	719,293
elf Beauty, Inc. (A)(B)	7,210	91,783
Inter Parfums, Inc.	5,169	333,142
Medifast, Inc.	3,370	746,624
Revlon, Inc., Class A (A)(B)	2,907	64,826
USANA Health Sciences, Inc. (A)	3,695	445,432
		2,401,100
Tobacco – 0.2%
22nd Century Group, Inc. (A)(B)	37,236	104,633
Pyxus International, Inc. (A)	2,650	60,950
Turning Point Brands, Inc.	2,350	97,431
Universal Corp.	7,086	460,590
Vector Group, Ltd. (B)	29,374	404,774
		1,128,378
		17,288,344
Energy – 4.6%
Energy equipment and services – 1.8%
Archrock, Inc.	37,143	453,145
Basic Energy Services, Inc. (A)	6,401	63,946
Bristow Group, Inc. (A)	9,624	116,739
C&J Energy Services, Inc. (A)	18,908	393,286
Cactus, Inc., Class A (A)	11,057	423,262
Covia Holdings Corp. (A)(B)	9,066	81,322
Diamond Offshore Drilling, Inc. (A)(B)	18,713	374,260
Dril-Quip, Inc. (A)	10,826	565,659
Era Group, Inc. (A)	7,021	86,709
Exterran Corp. (A)	9,831	260,816
Forum Energy Technologies, Inc. (A)	24,383	252,364
Frank’s International NV (A)(B)	22,742	197,401
FTS International, Inc. (A)	9,915	116,898
Gulfmark Offshore, Inc. (A)	1,594	59,456
Helix Energy Solutions Group, Inc. (A)	41,076	405,831
Independence Contract Drilling, Inc. (A)	12,963	64,037
Keane Group, Inc. (A)	16,053	198,576

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
KLX Energy Services Holdings, Inc. (A)	6,214	$198,910
Liberty Oilfield Services, Inc.,
Class A (B)	13,182	284,336
Mammoth Energy Services, Inc.	3,772	109,765
Matrix Service Company (A)	8,051	198,457
McDermott International, Inc. (A)	51,746	953,679
Natural Gas Services Group, Inc. (A)	4,458	94,064
Newpark Resources, Inc. (A)	26,579	275,093
Nine Energy Service, Inc. (A)	4,499	137,579
Noble Corp. PLC (A)	72,066	506,624
Ocean Rig UDW, Inc., Class A (A)	15,736	544,780
Oceaneering International, Inc. (A)	28,612	789,691
Oil States International, Inc. (A)	17,313	574,792
Pioneer Energy Services Corp. (A)	23,741	70,036
ProPetro Holding Corp. (A)	20,687	341,129
RigNet, Inc. (A)	4,714	95,930
Rowan Companies PLC, Class A (A)	36,998	696,672
SEACOR Holdings, Inc. (A)	4,931	243,641
SEACOR Marine Holdings, Inc. (A)	5,109	115,617
Select Energy Services, Inc., Class A (A)	13,334	157,875
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	7,769	146,756
Superior Energy Services, Inc. (A)	45,048	438,768
TETRA Technologies, Inc. (A)	37,118	167,402
Tidewater, Inc. (A)	7,113	221,854
U.S. Silica Holdings, Inc. (B)	22,705	427,535
Unit Corp. (A)	15,253	397,493
		12,302,185
Oil, gas and consumable fuels – 2.8%
Abraxas Petroleum Corp. (A)	51,582	120,186
Alta Mesa Resources, Inc. (A)	30,977	129,484
Amyris, Inc. (A)	9,621	76,391
Arch Coal, Inc., Class A	5,144	459,874
Ardmore Shipping Corp. (A)	11,656	75,764
Berry Petroleum Corp.	4,060	67,961
Bonanza Creek Energy, Inc. (A)	5,645	168,108
California Resources Corp. (A)	13,118	636,617
Callon Petroleum Company (A)	66,043	791,856
Carrizo Oil & Gas, Inc. (A)	25,412	640,382
Clean Energy Fuels Corp. (A)	41,492	107,879
Cloud Peak Energy, Inc. (A)	24,031	55,271
CONSOL Energy, Inc. (A)	8,062	329,010
CVR Energy, Inc.	4,545	182,800
Delek US Holdings, Inc.	24,084	1,021,884
Denbury Resources, Inc. (A)	133,374	826,919
DHT Holdings, Inc.	27,240	128,028
Dorian LPG, Ltd. (A)	9,038	72,033
Earthstone Energy, Inc., Class A (A)	6,798	63,765
Energy Fuels, Inc. (A)(B)	26,731	87,678
Evolution Petroleum Corp.	9,125	100,831
Frontline, Ltd. (A)(B)	23,525	136,680
GasLog, Ltd.	11,675	230,581
Golar LNG, Ltd.	27,225	756,855
Green Plains, Inc.	11,681	200,913
Gulfport Energy Corp. (A)	50,752	528,328
Halcon Resources Corp. (A)(B)	39,804	177,924
HighPoint Resources Corp. (A)	32,932	160,708
International Seaways, Inc. (A)	6,201	124,144
Jagged Peak Energy, Inc. (A)	18,711	258,773
Laredo Petroleum, Inc. (A)	45,453	371,351
Lilis Energy, Inc. (A)	14,561	71,349
Matador Resources Company (A)	30,503	1,008,124
Nordic American Tankers, Ltd. (B)	46,694	97,590
Northern Oil and Gas, Inc. (A)(B)	57,327	229,308
Oasis Petroleum, Inc. (A)	78,095	1,107,387
Overseas Shipholding Group, Inc.,
Class A (A)	17,485	55,078
Panhandle Oil and Gas, Inc., Class A	4,788	88,339
Par Pacific Holdings, Inc. (A)	9,364	191,026
PDC Energy, Inc. (A)	19,218	940,913
Peabody Energy Corp.	22,356	796,768
Penn Virginia Corp. (A)	3,547	285,675
Renewable Energy Group, Inc. (A)	10,618	305,798
Resolute Energy Corp. (A)(B)	6,416	242,589
REX American Resources Corp. (A)	1,701	128,511
Ring Energy, Inc. (A)	17,497	173,395
Sanchez Energy Corp. (A)(B)	26,881	61,826
SandRidge Energy, Inc. (A)	9,309	101,189
Scorpio Tankers, Inc.	88,524	177,933
SemGroup Corp., Class A	23,000	507,150
Ship Finance International, Ltd.	22,614	314,335
SilverBow Resources, Inc. (A)	2,319	61,848
Southwestern Energy Company (A)	170,693	872,241
SRC Energy, Inc. (A)	70,441	626,220
Talos Energy, Inc. (A)	6,082	199,611
Teekay Corp. (B)	20,810	140,259
Teekay Tankers, Ltd., Class A (B)	69,855	69,007
Tellurian, Inc. (A)(B)	25,350	227,390
Ultra Petroleum Corp. (A)(B)	53,432	59,844
Uranium Energy Corp. (A)(B)	54,312	93,417
W&T Offshore, Inc. (A)	27,280	262,979
WildHorse Resource Development
Corp. (A)	8,124	192,051
World Fuel Services Corp.	19,446	538,265
		19,316,393
		31,618,578
Financials – 16.8%
Banks – 9.1%
1st Constitution Bancorp	3,476	71,953
1st Source Corp.	4,144	218,057
Access National Corp.	5,106	138,424
ACNB Corp.	1,847	68,708
Allegiance Bancshares, Inc. (A)	3,814	159,044
Amalgamated Bank, Class A (A)	3,635	70,119
American National Bankshares, Inc.	2,537	98,943
Ameris Bancorp	12,203	557,677
Ames National Corp.	4,681	127,557
Arrow Financial Corp.	3,547	131,251
Atlantic Capital Bancshares, Inc. (A)	8,250	138,188
Banc of California, Inc. (B)	11,968	226,195
BancFirst Corp.	5,073	304,126
BancorpSouth Bank	26,443	864,686
Bank of Commerce Holdings	7,717	94,147
Bank of Marin Bancorp	2,125	178,288
Bankwell Financial Group, Inc.	2,076	65,103
Banner Corp.	9,071	563,944
Bar Harbor Bankshares	4,368	125,449
Baycom Corp. (A)	4,820	128,598
BCB Bancorp, Inc.	4,328	59,943
Berkshire Hills Bancorp, Inc.	11,218	456,573
Blue Hills Bancorp, Inc.	7,029	169,399
Boston Private Financial Holdings, Inc.	23,966	327,136
Bridge Bancorp, Inc.	5,270	174,964
Brookline Bancorp, Inc.	22,777	380,376
Bryn Mawr Bank Corp.	5,530	259,357
Business First Bancshares, Inc.	3,888	103,226
Byline Bancorp, Inc. (A)	4,659	105,759
C&F Financial Corp.	1,236	72,615
Cadence BanCorp	19,894	519,631

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cambridge Bancorp	1,311	$117,977
Camden National Corp.	4,238	184,099
Capital City Bank Group, Inc.	4,236	98,868
Capstar Financial Holdings, Inc.	4,096	68,403
Carolina Financial Corp.	6,094	229,866
Cathay General Bancorp	21,594	894,855
CB Financial Services, Inc. (B)	2,738	84,467
CBTX, Inc.	5,526	196,394
CenterState Bank Corp.	26,263	736,677
Central Pacific Financial Corp.	8,381	221,510
Central Valley Community Bancorp	3,572	77,191
Century Bancorp, Inc., Class A	981	70,877
Chemical Financial Corp.	20,012	1,068,641
Chemung Financial Corp. (B)	1,651	70,052
Citizens & Northern Corp.	4,065	106,300
City Holding Company	4,008	307,814
Civista Bancshares, Inc.	5,793	139,553
CNB Financial Corp.	4,459	128,687
Coastal Financial Corp. (A)	3,639	61,863
CoBiz Financial, Inc.	11,146	246,772
Codorus Valley Bancorp, Inc.	2,702	84,410
Columbia Banking System, Inc.	20,725	803,508
Community Bank System, Inc.	13,984	854,003
Community Bankers Trust Corp. (A)	7,783	68,490
Community Trust Bancorp, Inc.	4,365	202,318
ConnectOne Bancorp, Inc.	8,932	212,135
Customers Bancorp, Inc. (A)	8,627	202,993
CVB Financial Corp.	31,809	709,977
Eagle Bancorp, Inc. (A)	9,264	468,758
Enterprise Financial Services Corp.	6,241	331,085
Equity Bancshares, Inc., Class A (A)	4,142	162,615
Esquire Financial Holdings, Inc. (A)	3,517	87,784
Evans Bancorp, Inc.	1,675	78,641
Farmers & Merchants Bancorp, Inc. (B)	2,419	103,025
Farmers National Banc Corp.	7,459	114,123
FB Financial Corp.	4,458	174,664
FCB Financial Holdings, Inc.,
Class A (A)	12,106	573,824
Fidelity D&D Bancorp, Inc.	1,179	81,327
Fidelity Southern Corp.	6,792	168,306
Financial Institutions, Inc.	4,992	156,749
First Bancorp	8,276	335,261
First BanCorp (PR) (A)	61,944	563,690
First Bancorp, Inc.	3,161	91,574
First Busey Corp.	12,012	372,973
First Business Financial Services, Inc.	3,610	83,680
First Choice Bancorp	3,469	93,975
First Commonwealth Financial Corp.	27,604	445,529
First Community Bancshares, Inc.	4,969	168,350
First Community Corp.	3,606	87,265
First Connecticut Bancorp, Inc.	4,639	137,082
First Financial Bancorp	27,221	808,464
First Financial Bankshares, Inc. (B)	18,509	1,093,882
First Financial Corp.	3,135	157,377
First Financial Northwest, Inc.	4,012	66,479
First Foundation, Inc. (A)	11,842	184,972
First Internet Bancorp	3,636	110,716
First Interstate BancSystem, Inc.,
Class A	8,536	382,413
First Merchants Corp.	13,944	627,341
First Mid-Illinois Bancshares, Inc.	3,753	151,358
First Midwest Bancorp, Inc.	29,383	781,294
Flushing Financial Corp.	8,824	215,306
Franklin Financial Network, Inc. (A)	3,909	152,842
Fulton Financial Corp.	48,524	807,925
German American Bancorp, Inc.	6,153	217,078
Glacier Bancorp, Inc.	24,160	1,041,054
Great Southern Bancorp, Inc.	3,190	176,567
Great Western Bancorp, Inc.	16,544	697,991
Green Bancorp, Inc.	8,087	178,723
Guaranty Bancorp	7,434	220,790
Guaranty Bancshares, Inc.	3,320	100,364
Hancock Whitney Corp.	23,963	1,139,441
Hanmi Financial Corp.	9,319	232,043
HarborOne Bancorp, Inc. (A)	4,883	93,363
Heartland Financial USA, Inc.	8,260	479,493
Heritage Commerce Corp.	12,766	190,469
Heritage Financial Corp.	10,165	357,300
Hilltop Holdings, Inc.	20,917	421,896
Home BancShares, Inc.	45,333	992,793
HomeTrust Bancshares, Inc. (A)	4,955	144,438
Hope Bancorp, Inc.	35,712	577,463
Horizon Bancorp, Inc.	10,757	212,451
Howard Bancorp, Inc. (A)	5,455	96,554
IBERIABANK Corp.	15,698	1,277,032
Independent Bank Corp. (MA)	7,747	639,902
Independent Bank Corp. (MI)	6,709	158,668
Independent Bank Group, Inc.	6,126	406,154
International Bancshares Corp.	15,549	699,705
Investar Holding Corp.	2,868	77,006
Investors Bancorp, Inc.	68,008	834,458
Lakeland Bancorp, Inc.	13,234	238,874
Lakeland Financial Corp.	6,650	309,092
LCNB Corp.	5,497	102,519
LegacyTexas Financial Group, Inc.	13,809	588,263
Live Oak Bancshares, Inc. (B)	7,330	196,444
Macatawa Bank Corp.	7,778	91,080
MB Financial, Inc.	23,510	1,084,046
MBT Financial Corp.	6,036	68,207
Mercantile Bank Corp.	4,948	165,115
Metropolitan Bank Holding Corp. (A)	2,312	95,069
Mid Penn Bancorp, Inc.	2,337	68,124
Middlefield Banc Corp.	1,614	76,019
Midland States Bancorp, Inc.	6,262	201,010
MidSouth Bancorp, Inc.	6,122	94,279
MidWestOne Financial Group, Inc.	3,479	115,885
MVB Financial Corp.	3,979	71,702
National Bank Holdings Corp., Class A	7,901	297,473
National Bankshares, Inc.	2,111	95,945
National Commerce Corp. (A)	5,368	221,698
NBT Bancorp, Inc.	11,730	450,197
Nicolet Bankshares, Inc. (A)	2,502	136,384
Northrim BanCorp, Inc.	3,005	124,858
Norwood Financial Corp. (B)	1,939	75,931
OFG Bancorp	12,819	207,027
Ohio Valley Banc Corp. (B)	1,733	63,514
Old Line Bancshares, Inc.	4,979	157,536
Old National Bancorp	42,469	819,652
Old Second Bancorp, Inc.	9,711	150,035
Opus Bank	5,653	154,892
Origin Bancorp, Inc.	5,165	194,462
Orrstown Financial Services, Inc.	3,355	79,849
Pacific City Financial Corp.	5,382	104,088
Pacific Premier Bancorp, Inc. (A)	13,084	486,725
Park National Corp.	3,790	400,072
Parke Bancorp, Inc.	3,360	75,432
Peapack Gladstone Financial Corp.	5,871	181,355
Penns Woods Bancorp, Inc.	1,610	69,955
Peoples Bancorp, Inc.	5,385	188,637
Peoples Financial Services Corp.	2,003	84,927

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
People’s Utah Bancorp	4,817	$163,537
Preferred Bank	3,989	233,357
Premier Financial Bancorp, Inc.	5,226	96,629
QCR Holdings, Inc.	3,983	162,706
RBB Bancorp (B)	4,410	108,045
Renasant Corp.	13,716	565,236
Republic Bancorp, Inc., Class A	2,592	119,491
Republic First Bancorp, Inc. (A)	16,140	115,401
S&T Bancorp, Inc.	9,333	404,679
Sandy Spring Bancorp, Inc.	9,395	369,317
SB One Bancorp	3,500	88,200
Seacoast Banking Corp. of Florida (A)	13,002	379,658
Select Bancorp, Inc. (A)	6,673	82,745
ServisFirst Bancshares, Inc.	13,447	526,450
Shore Bancshares, Inc.	5,411	96,424
Sierra Bancorp	4,877	140,945
Simmons First National Corp., Class A	25,928	763,580
SmartFinancial, Inc. (A)	4,526	106,587
South State Corp.	10,233	839,106
Southern First Bancshares, Inc. (A)	2,740	107,682
Southern National Bancorp of
Virginia, Inc.	7,424	120,269
Southside Bancshares, Inc.	9,118	317,306
State Bank Financial Corp.	10,654	321,538
Stock Yards Bancorp, Inc.	6,213	225,532
Summit Financial Group, Inc.	3,537	82,094
The Bancorp, Inc. (A)	16,279	156,116
The Bank of NT Butterfield & Son, Ltd.	15,002	778,004
The Bank of Princeton (A)(B)	2,582	78,854
The First Bancshares, Inc.	3,947	154,130
The First of Long Island Corp.	8,050	175,088
Tompkins Financial Corp.	3,954	321,025
Towne Bank	18,294	564,370
TriCo Bancshares	7,137	275,631
TriState Capital Holdings, Inc. (A)	7,220	199,272
Triumph Bancorp, Inc. (A)	6,865	262,243
Trustmark Corp.	18,917	636,557
UMB Financial Corp.	12,740	903,266
Union Bankshares Corp.	18,670	719,355
United Bankshares, Inc.	28,022	1,018,600
United Community Banks, Inc.	22,334	622,895
Univest Corp. of Pennsylvania	8,492	224,613
Valley National Bancorp	91,506	1,029,443
Veritex Holdings, Inc. (A)	7,066	199,685
Washington Trust Bancorp, Inc.	4,166	230,380
WesBanco, Inc.	14,822	660,765
West Bancorporation, Inc.	4,715	110,803
Westamerica Bancorporation (B)	7,045	423,827
		61,959,789
Capital markets – 1.2%
Arlington Asset Investment Corp.,
Class A (B)	9,459	88,347
Artisan Partners Asset Management, Inc.,
Class A	14,082	456,257
B. Riley Financial, Inc.	6,228	141,064
Blucora, Inc. (A)	13,778	554,565
BrightSphere Investment Group PLC	23,854	295,790
Cohen & Steers, Inc.	6,595	267,823
Cowen, Inc. (A)(B)	8,766	142,886
Diamond Hill Investment Group, Inc.	1,008	166,713
Donnelley Financial Solutions, Inc. (A)	9,893	177,283
Federated Investors, Inc., Class B	27,960	674,395
Focus Financial Partners, Inc.,
Class A (A)	5,519	261,932
Greenhill & Company, Inc.	5,706	150,353
Hamilton Lane, Inc., Class A	4,273	189,208
Houlihan Lokey, Inc.	9,394	422,072
INTL. FCStone, Inc. (A)	4,559	220,291
Investment Technology Group, Inc.	9,938	215,257
Ladenburg Thalmann Financial
Services, Inc.	35,333	95,399
Moelis & Company, Class A	12,838	703,522
Oppenheimer Holdings, Inc., Class A	3,189	100,772
Piper Jaffray Companies	4,229	322,884
PJT Partners, Inc., Class A	5,805	303,892
Pzena Investment Management, Inc.,
Class A	7,037	67,133
Safeguard Scientifics, Inc. (A)	7,993	74,735
Stifel Financial Corp.	19,978	1,024,072
Virtus Investment Partners, Inc.	2,013	228,979
Waddell & Reed Financial, Inc.,
Class A (B)	22,586	478,371
Westwood Holdings Group, Inc.	2,677	138,508
WisdomTree Investments, Inc.	35,245	298,878
		8,261,381
Consumer finance – 0.7%
Curo Group Holdings Corp. (A)	3,400	102,782
Elevate Credit, Inc. (A)(B)	7,396	59,612
Encore Capital Group, Inc. (A)(B)	7,425	266,186
Enova International, Inc. (A)	9,526	274,349
EZCORP, Inc., Class A (A)	15,252	163,196
FirstCash, Inc.	12,471	1,022,622
Green Dot Corp., Class A (A)	13,902	1,234,776
LendingClub Corp. (A)	93,185	361,558
Nelnet, Inc., Class A	5,197	297,112
PRA Group, Inc. (A)	12,979	467,244
Regional Management Corp. (A)	3,036	87,528
World Acceptance Corp. (A)	1,825	208,707
		4,545,672
Diversified financial services – 0.2%
Banco Latinoamericano de Comercio
Exterior SA	8,920	186,606
Cannae Holdings, Inc. (A)	19,902	416,947
FGL Holdings (A)	41,973	375,658
Marlin Business Services Corp.	2,657	76,654
NewStar Financial, Inc. (A)(C)	8,978	2,331
On Deck Capital, Inc. (A)	15,954	120,772
		1,178,968
Insurance – 2.5%
Ambac Financial Group, Inc. (A)	12,951	264,459
American Equity Investment Life
Holding Company	25,923	916,637
AMERISAFE, Inc.	5,442	337,132
AmTrust Financial Services, Inc.	32,080	465,802
Argo Group International Holdings, Ltd.	9,226	581,699
Citizens, Inc. (A)(B)	13,973	117,373
CNO Financial Group, Inc.	47,277	1,003,218
eHealth, Inc. (A)	5,681	160,545
EMC Insurance Group, Inc.	2,749	67,955
Employers Holdings, Inc.	9,187	416,171
Enstar Group, Ltd. (A)	3,387	706,190
FBL Financial Group, Inc., Class A	2,728	205,282
FedNat Holding Company	3,731	95,066
Genworth Financial, Inc., Class A (A)	146,180	609,571
Global Indemnity, Ltd.	2,648	99,830
Goosehead Insurance, Inc., Class A (A)	3,098	104,929
Greenlight Capital Re, Ltd., Class A (A)	9,996	123,950
HCI Group, Inc.	2,365	103,469

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Health Insurance Innovations, Inc.,
Class A (A)	3,779	$232,975
Heritage Insurance Holdings, Inc.	6,216	92,121
Horace Mann Educators Corp.	11,690	524,881
Investors Title Company	537	90,162
James River Group Holdings, Ltd.	7,425	316,454
Kemper Corp.	15,165	1,220,024
Kingstone Companies, Inc.	3,658	69,502
Kinsale Capital Group, Inc.	5,545	354,104
Maiden Holdings, Ltd.	22,874	65,191
MBIA, Inc. (A)	26,170	279,757
National General Holdings Corp.	17,835	478,691
National Western Life Group, Inc.,
Class A	716	228,547
Primerica, Inc.	12,372	1,491,445
ProAssurance Corp.	15,319	719,227
Protective Insurance Corp., Class B	3,511	80,577
RLI Corp.	11,209	880,803
Safety Insurance Group, Inc.	4,138	370,765
Selective Insurance Group, Inc.	16,639	1,056,577
State Auto Financial Corp.	4,807	146,806
Stewart Information Services Corp.	6,528	293,825
The Navigators Group, Inc.	6,010	415,291
Third Point Reinsurance, Ltd. (A)	23,128	300,664
Tiptree, Inc.	11,389	74,598
Trupanion, Inc. (A)(B)	7,509	268,297
United Fire Group, Inc.	6,080	308,682
United Insurance Holdings Corp.	6,273	140,390
Universal Insurance Holdings, Inc.	9,059	439,814
		17,319,448
Mortgage real estate investment trusts – 1.0%
AG Mortgage Investment Trust, Inc.	8,476	154,094
Annaly Capital Management, Inc.	11,495	117,595
Anworth Mortgage Asset Corp.	30,367	140,599
Apollo Commercial Real Estate
Finance, Inc.	34,756	655,846
Arbor Realty Trust, Inc.	17,890	205,377
Ares Commercial Real Estate Corp.	9,014	125,926
ARMOUR Residential REIT, Inc.	10,743	241,180
Blackstone Mortgage Trust, Inc., Class A	30,190	1,011,667
Capstead Mortgage Corp.	25,740	203,603
Cherry Hill Mortgage Investment Corp.	5,686	102,917
Colony Credit Real Estate, Inc.	23,938	526,397
Dynex Capital, Inc.	18,717	119,414
Exantas Capital Corp.	9,939	109,130
Granite Point Mortgage Trust, Inc.	11,922	229,856
Great Ajax Corp.	6,722	91,486
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	15,032	322,737
Invesco Mortgage Capital, Inc.	30,689	485,500
KKR Real Estate Finance Trust, Inc.	3,778	76,202
Ladder Capital Corp.	23,871	404,375
New York Mortgage Trust, Inc.	40,669	247,268
Orchid Island Capital, Inc.	16,140	117,015
PennyMac Mortgage Investment Trust	15,966	323,152
Redwood Trust, Inc.	22,114	359,131
Sutherland Asset Management Corp.	5,655	94,156
TPG RE Finance Trust, Inc.	8,908	178,338
Western Asset Mortgage Capital Corp.	11,934	119,579
		6,762,540
Thrifts and mortgage finance – 2.1%
Axos Financial, Inc. (A)(B)	16,982	584,011
BankFinancial Corp.	5,894	93,950
Beneficial Bancorp, Inc.	20,203	341,431
BSB Bancorp, Inc. (A)	2,715	88,509
Capitol Federal Financial, Inc.	35,380	450,741
Columbia Financial, Inc. (A)	14,317	239,094
Dime Community Bancshares, Inc.	10,316	184,141
Essent Group, Ltd. (A)	27,549	1,219,043
Federal Agricultural Mortgage Corp.,
Class C	2,644	190,844
First Defiance Financial Corp.	5,875	176,896
Flagstar Bancorp, Inc. (A)	8,201	258,085
FS Bancorp, Inc. (B)	1,372	76,448
Hingham Institution for Savings	349	76,714
Home Bancorp, Inc.	2,716	118,092
HomeStreet, Inc. (A)	7,452	197,478
Kearny Financial Corp.	28,393	393,243
LendingTree, Inc. (A)(B)	2,309	531,301
Luther Burbank Corp.	6,745	73,386
Merchants Bancorp	4,803	122,092
Meridian Bancorp, Inc.	14,467	245,939
Meta Financial Group, Inc.	2,803	231,668
MGIC Investment Corp. (A)	104,295	1,388,166
NMI Holdings, Inc., Class A (A)	17,989	407,451
Northfield Bancorp, Inc.	13,796	219,632
Northwest Bancshares, Inc.	26,980	467,294
OceanFirst Financial Corp.	13,778	375,037
Ocwen Financial Corp. (A)	36,254	142,841
Oritani Financial Corp.	13,447	209,101
PCSB Financial Corp.	6,424	130,664
PennyMac Financial Services, Inc.,
Class A	5,802	121,262
PHH Corp. (A)	10,916	119,967
Provident Bancorp, Inc. (A)	2,178	63,053
Provident Financial Services, Inc.	17,604	432,178
Radian Group, Inc.	62,218	1,286,046
Riverview Bancorp, Inc.	8,452	74,716
SI Financial Group, Inc.	6,266	87,724
Southern Missouri Bancorp, Inc.	2,027	75,546
Sterling Bancorp, Inc.	7,924	89,620
Territorial Bancorp, Inc.	3,686	108,921
Timberland Bancorp, Inc.	2,152	67,228
TrustCo Bank Corp.	29,925	254,363
United Community Financial Corp.	15,674	151,568
United Financial Bancorp, Inc.	15,206	255,917
Walker & Dunlop, Inc.	7,953	420,555
Washington Federal, Inc.	23,093	738,976
Waterstone Financial, Inc.	6,653	114,099
Western New England Bancorp, Inc.	8,659	93,517
WMIH Corp. (A)	94,249	131,006
WSFS Financial Corp.	8,801	414,967
		14,334,521
		114,362,319
Health care – 15.9%
Biotechnology – 6.5%
Abeona Therapeutics, Inc. (A)(B)	9,526	121,933
ACADIA Pharmaceuticals, Inc. (A)(B)	28,830	598,511
Acceleron Pharma, Inc. (A)	11,276	645,325
Achillion Pharmaceuticals, Inc. (A)	41,419	152,422
Acorda Therapeutics, Inc. (A)	12,980	255,057
Adamas Pharmaceuticals, Inc. (A)	6,705	134,234
Aduro Biotech, Inc. (A)	20,387	149,844
Adverum Biotechnologies, Inc. (A)(B)	17,013	102,929
Agenus, Inc. (A)(B)	29,289	62,678
Aimmune Therapeutics, Inc. (A)	12,678	345,856
Akebia Therapeutics, Inc. (A)	15,507	136,927
Albireo Pharma, Inc. (A)	3,137	103,396

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alder Biopharmaceuticals, Inc. (A)	17,362	$289,077
Aldeyra Therapeutics, Inc. (A)	6,143	84,773
Allakos, Inc. (A)	2,501	112,520
AMAG Pharmaceuticals, Inc. (A)	10,229	204,580
Amicus Therapeutics, Inc. (A)	55,186	667,199
AnaptysBio, Inc. (A)	5,532	551,928
Apellis Pharmaceuticals, Inc. (A)	10,844	192,806
Aptinyx, Inc. (A)	4,216	122,095
Arbutus Biopharma Corp. (A)(B)	10,892	102,929
Ardelyx, Inc. (A)	15,568	67,721
Arena Pharmaceuticals, Inc. (A)	14,531	668,717
ArQule, Inc. (A)	32,305	182,846
Array BioPharma, Inc. (A)	59,210	899,992
Arrowhead Pharmaceuticals, Inc. (A)(B)	25,295	484,905
Atara Biotherapeutics, Inc. (A)(B)	12,295	508,398
Athenex, Inc. (A)(B)	13,161	204,522
Athersys, Inc. (A)(B)	37,762	79,300
Audentes Therapeutics, Inc. (A)	9,514	376,659
AVEO Pharmaceuticals, Inc. (A)(B)	32,361	107,115
Avid Bioservices, Inc. (A)	15,647	107,338
Avrobio, Inc. (A)	1,951	101,198
Bellicum Pharmaceuticals, Inc. (A)	13,724	84,540
BioCryst Pharmaceuticals, Inc. (A)	32,851	250,653
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	8,392	315,120
BioSpecifics Technologies Corp. (A)	1,938	113,354
BioTime, Inc. (A)(B)	30,808	72,399
Blueprint Medicines Corp. (A)	12,009	937,423
Cara Therapeutics, Inc. (A)(B)	9,723	232,866
CareDx, Inc. (A)	9,805	282,874
CASI Pharmaceuticals, Inc. (A)	15,209	71,026
Catalyst Pharmaceuticals, Inc. (A)	29,873	112,920
Celcuity, Inc. (A)	2,035	58,527
Cellular Biomedicine Group, Inc. (A)	3,743	67,935
ChemoCentryx, Inc. (A)	7,117	89,959
Chimerix, Inc. (A)	15,757	61,295
Clovis Oncology, Inc. (A)(B)	13,870	407,362
Coherus Biosciences, Inc. (A)	15,394	254,001
Concert Pharmaceuticals, Inc. (A)	6,905	102,470
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	16,312	123,156
Crinetics Pharmaceuticals, Inc. (A)	2,269	65,007
Cue Biopharma, Inc. (A)(B)	6,096	55,169
Cytokinetics, Inc. (A)	14,465	142,480
CytomX Therapeutics, Inc. (A)	13,190	244,015
Deciphera Pharmaceuticals, Inc. (A)	2,679	103,731
Denali Therapeutics, Inc. (A)(B)	13,469	292,816
Dicerna Pharmaceuticals, Inc. (A)	13,517	206,269
Dynavax Technologies Corp. (A)	18,690	231,756
Eagle Pharmaceuticals, Inc. (A)(B)	3,103	215,131
Editas Medicine, Inc. (A)(B)	13,598	432,688
Emergent BioSolutions, Inc. (A)	12,879	847,825
Enanta Pharmaceuticals, Inc. (A)	4,868	416,019
Epizyme, Inc. (A)	15,970	169,282
Esperion Therapeutics, Inc. (A)(B)	6,805	301,938
Fate Therapeutics, Inc. (A)(B)	15,172	247,152
FibroGen, Inc. (A)	21,647	1,315,055
Five Prime Therapeutics, Inc. (A)	10,440	145,325
Flexion Therapeutics, Inc. (A)	10,127	189,476
G1 Therapeutics, Inc. (A)	6,151	321,636
Genomic Health, Inc. (A)	6,137	430,940
Geron Corp. (A)(B)	49,521	87,157
Global Blood Therapeutics, Inc. (A)(B)	14,582	554,116
GlycoMimetics, Inc. (A)	10,374	149,386
Halozyme Therapeutics, Inc. (A)	36,420	661,751
Heron Therapeutics, Inc. (A)	20,050	634,583
Homology Medicines, Inc. (A)(B)	3,412	77,998
Idera Pharmaceuticals, Inc. (A)	6,300	56,133
ImmunoGen, Inc. (A)	42,227	399,890
Immunomedics, Inc. (A)(B)	41,228	858,779
Inovio Pharmaceuticals, Inc. (A)	26,189	145,611
Insmed, Inc. (A)(B)	22,394	452,807
Insys Therapeutics, Inc. (A)(B)	8,540	86,083
Intellia Therapeutics, Inc. (A)(B)	9,953	284,855
Intercept Pharmaceuticals, Inc. (A)	6,346	801,881
Intrexon Corp. (A)(B)	21,573	371,487
Invitae Corp. (A)	19,283	322,605
Iovance Biotherapeutics, Inc. (A)	24,334	273,758
Ironwood Pharmaceuticals, Inc. (A)	40,697	751,267
Kadmon Holdings, Inc. (A)	31,041	103,677
Karyopharm Therapeutics, Inc. (A)	14,526	247,378
Keryx Biopharmaceuticals, Inc. (A)	29,523	100,378
Kindred Biosciences, Inc. (A)	9,891	137,979
Kiniksa Pharmaceuticals, Ltd.,
Class A (A)	2,193	55,922
Kura Oncology, Inc. (A)	8,590	150,325
La Jolla Pharmaceutical Company (A)(B)	6,669	134,247
Lexicon Pharmaceuticals, Inc. (A)(B)	13,724	146,435
Ligand Pharmaceuticals, Inc. (A)	6,049	1,660,390
Loxo Oncology, Inc. (A)	7,783	1,329,570
MacroGenics, Inc. (A)	11,922	255,608
Madrigal Pharmaceuticals, Inc. (A)(B)	2,010	430,401
MannKind Corp. (A)(B)	43,874	80,289
MediciNova, Inc. (A)(B)	12,241	152,890
MiMedx Group, Inc. (A)(B)	30,917	191,067
Minerva Neurosciences, Inc. (A)	9,693	121,647
Mirati Therapeutics, Inc. (A)	5,894	277,607
Momenta Pharmaceuticals, Inc. (A)	22,373	588,410
Myriad Genetics, Inc. (A)	19,181	882,326
Natera, Inc. (A)	9,733	233,008
Novavax, Inc. (A)(B)	113,734	213,820
OPKO Health, Inc. (A)(B)	94,903	328,364
Palatin Technologies, Inc. (A)(B)	70,896	70,719
PDL BioPharma, Inc. (A)	45,207	118,894
Pieris Pharmaceuticals, Inc. (A)	16,249	90,994
PolarityTE, Inc. (A)(B)	3,250	62,075
Portola Pharmaceuticals, Inc. (A)(B)	19,028	506,716
Progenics Pharmaceuticals, Inc. (A)(B)	25,749	161,446
Prothena Corp. PLC (A)	12,488	163,343
PTC Therapeutics, Inc. (A)	13,204	620,588
Puma Biotechnology, Inc. (A)	8,462	387,983
Ra Pharmaceuticals, Inc. (A)	5,001	90,468
Radius Health, Inc. (A)(B)	12,155	216,359
REGENXBIO, Inc. (A)	9,167	692,109
Repligen Corp. (A)	11,390	631,689
Retrophin, Inc. (A)	11,926	342,634
Rhythm Pharmaceuticals, Inc. (A)	4,616	134,649
Rigel Pharmaceuticals, Inc. (A)	52,277	167,809
Rocket Pharmaceuticals, Inc. (A)	6,246	153,777
Rubius Therapeutics, Inc. (A)	3,822	91,728
Sangamo Therapeutics, Inc. (A)(B)	29,620	502,059
Savara, Inc. (A)(B)	9,473	105,719
Scholar Rock Holding Corp. (A)(B)	2,267	58,375
Selecta Biosciences, Inc. (A)	6,169	95,928
Seres Therapeutics, Inc. (A)(B)	7,550	57,305
Solid Biosciences, Inc. (A)(B)	3,598	169,754
Sorrento Therapeutics, Inc. (A)(B)	33,045	145,398
Spark Therapeutics, Inc. (A)	9,163	499,842
Spectrum Pharmaceuticals, Inc. (A)	29,630	497,784
Spring Bank Pharmaceuticals, Inc. (A)	5,130	61,817

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stemline Therapeutics, Inc. (A)	8,833	$146,628
Synergy Pharmaceuticals, Inc. (A)(B)	80,513	136,872
Synlogic, Inc. (A)	5,310	75,455
Syros Pharmaceuticals, Inc. (A)	8,404	100,092
T2 Biosystems, Inc. (A)	11,093	82,643
TG Therapeutics, Inc. (A)	19,111	107,022
Tocagen, Inc. (A)	6,346	98,934
Ultragenyx Pharmaceutical, Inc. (A)	13,642	1,041,430
Vanda Pharmaceuticals, Inc. (A)	14,992	344,066
Veracyte, Inc. (A)	9,171	87,583
Verastem, Inc. (A)	20,613	149,444
Vericel Corp. (A)	12,793	181,021
Viking Therapeutics, Inc. (A)(B)	15,226	265,237
Vital Therapies, Inc. (A)	33,514	9,230
Voyager Therapeutics, Inc. (A)	6,690	126,575
Xencor, Inc. (A)	13,518	526,796
Zafgen, Inc. (A)	9,539	111,511
ZIOPHARM Oncology, Inc. (A)(B)	40,518	129,658
		44,347,363
Health care equipment and supplies – 3.7%
Accuray, Inc. (A)	27,836	125,262
AngioDynamics, Inc. (A)	10,600	230,444
Anika Therapeutics, Inc. (A)(B)	4,302	181,458
Antares Pharma, Inc. (A)	45,898	154,217
AtriCure, Inc. (A)	9,733	340,947
Atrion Corp.	409	284,173
Avanos Medical, Inc. (A)	13,544	927,764
AxoGen, Inc. (A)	9,787	360,651
Cardiovascular Systems, Inc. (A)	9,453	369,990
Cerus Corp. (A)	39,266	283,108
CONMED Corp.	7,252	574,503
CryoLife, Inc. (A)	10,262	361,222
CryoPort, Inc. (A)(B)	8,100	103,761
Cutera, Inc. (A)	4,121	134,139
CytoSorbents Corp. (A)	9,233	119,106
GenMark Diagnostics, Inc. (A)	16,010	117,674
Glaukos Corp. (A)	9,596	622,780
Globus Medical, Inc., Class A (A)	20,825	1,182,027
Haemonetics Corp. (A)	14,947	1,712,627
Heska Corp. (A)	1,982	224,580
Inogen, Inc. (A)	5,090	1,242,571
Integer Holdings Corp. (A)	8,982	745,057
IntriCon Corp. (A)	2,141	120,324
Invacare Corp.	10,060	146,373
iRhythm Technologies, Inc. (A)	6,972	659,970
K2M Group Holdings, Inc. (A)	12,181	333,394
Lantheus Holdings, Inc. (A)	11,239	168,023
LeMaitre Vascular, Inc.	4,815	186,533
LivaNova PLC (A)	13,987	1,733,968
Meridian Bioscience, Inc.	12,845	191,391
Merit Medical Systems, Inc. (A)	15,395	946,023
Natus Medical, Inc. (A)	9,257	330,012
Neogen Corp. (A)	14,527	1,039,116
Neuronetics, Inc. (A)	2,049	65,691
Nevro Corp. (A)	8,423	480,111
Novocure, Ltd. (A)	21,298	1,116,015
NuVasive, Inc. (A)	14,818	1,051,782
Nuvectra Corp. (A)	4,361	95,855
NxStage Medical, Inc. (A)	18,653	520,232
OraSure Technologies, Inc. (A)	17,983	277,837
Orthofix Medical, Inc. (A)	5,051	291,998
OrthoPediatrics Corp. (A)	2,245	82,257
Oxford Immunotec Global PLC (A)	8,127	131,901
Quidel Corp. (A)	9,912	645,965
Rockwell Medical, Inc. (A)(B)	17,592	74,238
RTI Surgical, Inc. (A)	20,039	90,176
SeaSpine Holdings Corp. (A)	4,556	70,891
Senseonics Holdings, Inc. (A)	26,499	126,400
Sientra, Inc. (A)	6,749	161,166
STAAR Surgical Company (A)	12,789	613,872
Surmodics, Inc. (A)	3,758	280,535
Tactile Systems Technology, Inc. (A)	5,089	361,573
Tandem Diabetes Care, Inc. (A)	14,745	631,676
TransEnterix, Inc. (A)(B)	46,268	268,354
Utah Medical Products, Inc.	1,151	108,424
Varex Imaging Corp. (A)	11,305	324,001
ViewRay, Inc. (A)	17,821	166,805
Wright Medical Group NV (A)	36,042	1,045,939
		25,336,882
Health care providers and services – 1.9%
Addus HomeCare Corp. (A)	2,776	194,736
Amedisys, Inc. (A)	7,740	967,190
American Renal Associates
Holdings, Inc. (A)	4,314	93,398
AMN Healthcare Services, Inc. (A)	13,576	742,607
BioScrip, Inc. (A)(B)	41,931	129,986
BioTelemetry, Inc. (A)	9,438	608,279
Brookdale Senior Living, Inc. (A)	55,314	543,737
Capital Senior Living Corp. (A)	8,637	81,533
Civitas Solutions, Inc. (A)	5,260	77,585
Community Health Systems, Inc. (A)(B)	27,760	96,050
CorVel Corp. (A)	2,682	161,591
Cross Country Healthcare, Inc. (A)	11,427	99,758
Diplomat Pharmacy, Inc. (A)	16,704	324,225
HealthEquity, Inc. (A)	15,639	1,476,478
LHC Group, Inc. (A)	8,519	877,372
LifePoint Health, Inc. (A)	10,254	660,358
Magellan Health, Inc. (A)	7,125	513,356
National HealthCare Corp.	3,539	266,734
National Research Corp.	3,427	132,282
Owens & Minor, Inc.	18,204	300,730
Patterson Companies, Inc.	23,759	580,908
PetIQ, Inc. (A)(B)	3,383	132,986
R1 RCM, Inc. (A)	30,290	307,746
RadNet, Inc. (A)	11,549	173,812
Select Medical Holdings Corp. (A)	31,432	578,349
Surgery Partners, Inc. (A)(B)	5,689	93,869
Tenet Healthcare Corp. (A)	24,220	689,301
The Ensign Group, Inc.	14,290	541,877
The Providence Service Corp. (A)	3,276	220,409
Tivity Health, Inc. (A)(B)	11,812	379,756
Triple-S Management Corp., Class B (A)	6,641	125,448
US Physical Therapy, Inc.	3,639	431,585
		12,604,031
Health care technology – 1.1%
Allscripts Healthcare Solutions, Inc. (A)	50,538	720,167
Castlight Health, Inc., B Shares (A)(B)	27,336	73,807
Computer Programs & Systems, Inc. (B)	3,794	101,869
Evolent Health, Inc., Class A (A)(B)	19,823	562,973
HealthStream, Inc.	7,550	234,126
HMS Holdings Corp. (A)	24,036	788,621
Inovalon Holdings, Inc., Class A (A)(B)	20,705	208,085
Inspire Medical Systems, Inc. (A)	2,325	97,836
Medidata Solutions, Inc. (A)	16,663	1,221,565
NextGen Healthcare, Inc. (A)	15,263	306,481
Omnicell, Inc. (A)	11,245	808,516
Simulations Plus, Inc.	3,712	74,982
Tabula Rasa HealthCare, Inc. (A)	5,062	410,984
Teladoc Health, Inc. (A)(B)	19,375	1,673,031

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Vocera Communications, Inc. (A)	8,762	$320,514
		7,603,557
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (A)(B)	7,968	182,866
Cambrex Corp. (A)	9,631	658,760
Codexis, Inc. (A)	15,066	258,382
Fluidigm Corp. (A)	9,006	67,455
Harvard Bioscience, Inc. (A)	11,776	61,824
Luminex Corp.	11,992	363,478
Medpace Holdings, Inc. (A)	6,333	379,410
NanoString Technologies, Inc. (A)	7,768	138,503
NeoGenomics, Inc. (A)	18,759	287,951
Pacific Biosciences of
California, Inc. (A)(B)	36,808	199,131
Quanterix Corp. (A)	3,057	65,481
Syneos Health, Inc. (A)	17,969	926,302
		3,589,543
Pharmaceuticals – 2.2%
Aclaris Therapeutics, Inc. (A)(B)	8,592	124,756
Aerie Pharmaceuticals, Inc. (A)	10,334	636,058
Akcea Therapeutics, Inc. (A)(B)	3,891	136,263
Akorn, Inc. (A)	27,579	357,975
Amneal Pharmaceuticals, Inc. (A)	25,524	566,378
Amphastar Pharmaceuticals, Inc. (A)	11,011	211,852
ANI Pharmaceuticals, Inc. (A)	2,501	141,407
Aratana Therapeutics, Inc. (A)	14,972	87,436
Assembly Biosciences, Inc. (A)	6,273	232,979
Assertio Therapeutics, Inc. (A)	18,159	106,775
Clearside Biomedical, Inc. (A)	9,684	59,557
Collegium Pharmaceutical, Inc. (A)(B)	8,927	131,584
Corcept Therapeutics, Inc. (A)	28,870	404,757
Corium International, Inc. (A)(B)	8,600	81,786
Cymabay Therapeutics, Inc. (A)	17,629	195,329
Dermira, Inc. (A)	11,271	122,854
Dova Pharmaceuticals, Inc. (A)(B)	3,616	75,828
Durect Corp. (A)	48,590	53,449
Eloxx Pharmaceuticals, Inc. (A)	7,054	120,200
Endo International PLC (A)	64,970	1,093,445
Endocyte, Inc. (A)	18,739	332,805
Horizon Pharma PLC (A)	48,004	939,918
Innoviva, Inc. (A)	20,462	311,841
Intersect ENT, Inc. (A)	8,842	254,208
Intra-Cellular Therapies, Inc. (A)	13,318	289,001
Mallinckrodt PLC (A)	23,807	697,783
Marinus Pharmaceuticals, Inc. (A)	11,342	113,420
Melinta Therapeutics, Inc. (A)	12,479	49,292
MyoKardia, Inc. (A)	9,894	645,089
Ocular Therapeutix, Inc. (A)	11,677	80,338
Omeros Corp. (A)(B)	13,555	330,878
Optinose, Inc. (A)	6,256	77,762
Pacira Pharmaceuticals, Inc. (A)	11,744	577,218
Paratek Pharmaceuticals, Inc. (A)(B)	10,591	102,733
Phibro Animal Health Corp., Class A	6,065	260,189
Prestige Consumer Healthcare, Inc. (A)	15,188	575,473
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	5,464	446,737
Revance Therapeutics, Inc. (A)	9,950	247,258
Sienna Biopharmaceuticals, Inc. (A)(B)	5,683	84,222
SIGA Technologies, Inc. (A)(B)	16,236	111,866
Supernus Pharmaceuticals, Inc. (A)	14,234	716,682
The Medicines Company (A)(B)	20,198	604,122
TherapeuticsMD, Inc. (A)(B)	54,254	355,906
Theravance Biopharma, Inc. (A)(B)	12,905	421,606
Tricida, Inc. (A)	3,570	109,064
WaVe Life Sciences, Ltd. (A)(B)	5,239	261,911
Zogenix, Inc. (A)	12,255	607,848
		14,545,838
		108,027,214
Industrials – 14.5%
Aerospace and defense – 1.3%
AAR Corp.	9,233	442,168
Aerojet Rocketdyne Holdings, Inc. (A)	20,230	687,618
Aerovironment, Inc. (A)	6,137	688,387
Astronics Corp. (A)	6,152	267,612
Axon Enterprise, Inc. (A)	16,589	1,135,185
Cubic Corp.	7,281	531,877
Ducommun, Inc. (A)	3,284	134,119
Engility Holdings, Inc. (A)	5,348	192,475
Esterline Technologies Corp. (A)	7,502	682,307
KLX, Inc. (A)	14,388	903,279
Kratos Defense & Security
Solutions, Inc. (A)(B)	26,239	387,812
Maxar Technologies, Ltd.	16,291	538,743
Mercury Systems, Inc. (A)	13,636	754,344
Moog, Inc., Class A	9,236	794,019
National Presto Industries, Inc. (B)	1,382	179,176
The KeyW Holding Corp. (A)(B)	15,121	130,948
Triumph Group, Inc.	14,548	338,968
Vectrus, Inc. (A)	3,383	105,516
Wesco Aircraft Holdings, Inc. (A)	15,650	176,063
		9,070,616
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	17,054	366,149
Atlas Air Worldwide Holdings, Inc. (A)	6,787	432,671
Echo Global Logistics, Inc. (A)	8,140	251,933
Forward Air Corp.	8,395	601,922
Hub Group, Inc., Class A (A)	9,427	429,871
Radiant Logistics, Inc. (A)	14,009	82,793
		2,165,339
Airlines – 0.4%
Allegiant Travel Company	3,757	476,388
Hawaiian Holdings, Inc.	14,709	589,831
SkyWest, Inc.	14,741	868,245
Spirit Airlines, Inc. (A)	19,775	928,832
		2,863,296
Building products – 1.3%
AAON, Inc.	11,985	453,033
Advanced Drainage Systems, Inc.	10,407	321,576
American Woodmark Corp. (A)	4,150	325,568
Apogee Enterprises, Inc.	8,049	332,585
Armstrong Flooring, Inc. (A)	7,147	129,361
Builders FirstSource, Inc. (A)	32,919	483,251
Caesarstone, Ltd. (B)	7,228	134,079
Continental Building Products, Inc. (A)	10,600	398,030
CSW Industrials, Inc. (A)	4,549	244,281
Gibraltar Industries, Inc. (A)	9,235	421,116
Griffon Corp.	10,171	164,262
Insteel Industries, Inc.	5,438	195,115
JELD-WEN Holding, Inc. (A)	20,067	494,852
Masonite International Corp. (A)	7,872	504,595
NCI Building Systems, Inc. (A)	12,599	190,875
Patrick Industries, Inc. (A)	6,894	408,125
PGT Innovations, Inc. (A)	14,216	307,066
Quanex Building Products Corp.	10,861	197,670
Simpson Manufacturing Company, Inc.	11,869	860,028
Trex Company, Inc. (A)	17,040	1,311,739

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Universal Forest Products, Inc.	17,270	$610,149
		8,487,356
Commercial services and supplies – 2.4%
ABM Industries, Inc.	19,152	617,652
ACCO Brands Corp.	30,347	342,921
Advanced Disposal Services, Inc. (A)	20,656	559,364
Brady Corp., Class A	13,481	589,794
BrightView Holdings, Inc. (A)	7,337	117,759
Casella Waste Systems, Inc., Class A (A)	11,528	358,060
CECO Environmental Corp. (A)	10,293	81,109
Cimpress NV (A)	6,314	862,556
Covanta Holding Corp.	33,624	546,390
Deluxe Corp.	13,599	774,327
Ennis, Inc.	7,807	159,653
Essendant, Inc.	11,458	146,892
Healthcare Services Group, Inc. (B)	21,419	870,040
Heritage-Crystal Clean, Inc. (A)	4,757	101,562
Herman Miller, Inc.	17,209	660,826
HNI Corp.	12,560	555,654
Interface, Inc.	17,176	401,060
Kimball International, Inc., Class B	11,412	191,151
Knoll, Inc.	13,959	327,339
LSC Communications, Inc.	10,156	112,325
Matthews International Corp., Class A	9,058	454,259
McGrath RentCorp	6,902	375,952
Mobile Mini, Inc.	12,939	567,375
MSA Safety, Inc.	9,768	1,039,706
Multi-Color Corp.	4,115	256,159
PICO Holdings, Inc. (A)	7,487	93,962
Pitney Bowes, Inc.	54,311	384,522
Quad/Graphics, Inc.	9,299	193,791
RR Donnelley & Sons Company	22,552	121,781
SP Plus Corp. (A)	6,739	245,974
Steelcase, Inc., Class A	24,520	453,620
Team, Inc. (A)(B)	8,617	193,883
Tetra Tech, Inc.	15,897	1,085,765
The Brink’s Company	14,488	1,010,538
UniFirst Corp.	4,330	751,905
US Ecology, Inc.	6,367	469,566
Viad Corp.	5,796	343,413
VSE Corp.	2,862	94,818
		16,513,423
Construction and engineering – 1.0%
Aegion Corp. (A)	9,710	246,440
Ameresco, Inc., Class A (A)	6,421	87,647
Argan, Inc.	4,355	187,265
Comfort Systems USA, Inc.	10,527	593,723
Dycom Industries, Inc. (A)	8,702	736,189
EMCOR Group, Inc.	16,363	1,229,025
Granite Construction, Inc.	12,730	581,761
Great Lakes Dredge & Dock Corp. (A)	20,295	125,829
HC2 Holdings, Inc. (A)	14,400	88,128
Infrastructure and Energy
Alternatives, Inc. (A)	6,059	63,620
KBR, Inc.	40,424	854,159
MasTec, Inc. (A)	18,599	830,445
MYR Group, Inc. (A)	4,853	158,402
Northwest Pipe Company (A)	3,564	70,389
NV5 Global, Inc. (A)	2,741	237,645
Orion Group Holdings, Inc. (A)	9,384	70,849
Primoris Services Corp.	12,085	299,950
Sterling Construction Company, Inc. (A)	8,545	122,364
Tutor Perini Corp. (A)	11,254	211,575
Willscot Corp. (A)	10,748	184,328
		6,979,733
Electrical equipment – 0.7%
Allied Motion Technologies, Inc.	2,199	119,692
Atkore International Group, Inc. (A)	11,332	300,638
AZZ, Inc.	7,510	379,255
Encore Wire Corp.	5,996	300,400
Energous Corp. (A)	7,477	75,667
EnerSys	12,027	1,047,913
Enphase Energy, Inc. (A)(B)	26,500	128,525
Generac Holdings, Inc. (A)	17,368	979,729
Plug Power, Inc. (A)(B)	67,119	128,868
Powell Industries, Inc.	3,155	114,400
Preformed Line Products Company	1,011	71,053
Sunrun, Inc. (A)	27,777	345,546
Thermon Group Holdings, Inc. (A)	9,602	247,540
TPI Composites, Inc. (A)	4,396	125,506
Vicor Corp. (A)	5,042	231,932
		4,596,664
Industrial conglomerates – 0.1%
Raven Industries, Inc.	10,399	475,754
Machinery – 3.7%
Actuant Corp., Class A	17,652	492,491
Alamo Group, Inc.	2,839	260,081
Albany International Corp., Class A	8,325	661,838
Altra Industrial Motion Corp. (B)	8,381	346,135
American Railcar Industries, Inc.	2,381	109,764
Astec Industries, Inc.	6,804	342,990
Barnes Group, Inc.	13,656	969,986
Blue Bird Corp. (A)	4,564	111,818
Briggs & Stratton Corp.	11,999	230,741
Chart Industries, Inc. (A)	8,903	697,372
CIRCOR International, Inc.	4,763	226,243
Columbus McKinnon Corp.	6,632	262,229
Commercial Vehicle Group, Inc. (A)	9,472	86,764
DMC Global, Inc.	4,299	175,399
Douglas Dynamics, Inc.	6,586	289,125
Energy Recovery, Inc. (A)(B)	11,379	101,842
EnPro Industries, Inc.	5,927	432,256
ESCO Technologies, Inc.	7,361	500,916
Evoqua Water Technologies Corp. (A)	22,465	399,428
Federal Signal Corp.	17,068	457,081
Franklin Electric Company, Inc.	13,400	633,150
FreightCar America, Inc. (A)	4,707	75,641
Global Brass & Copper Holdings, Inc.	6,263	231,105
Graham Corp.	3,756	105,807
Harsco Corp. (A)	23,371	667,242
Hillenbrand, Inc.	17,909	936,641
Hurco Companies, Inc.	2,182	98,408
Hyster-Yale Materials Handling, Inc.	3,172	195,173
John Bean Technologies Corp.	9,022	1,076,325
Kadant, Inc.	3,112	335,629
Kennametal, Inc.	23,431	1,020,654
LB Foster Company, Class A (A)	3,414	70,158
Lindsay Corp.	3,141	314,854
Lydall, Inc. (A)	4,955	213,561
Meritor, Inc. (A)	23,806	460,884
Milacron Holdings Corp. (A)	19,890	402,773
Miller Industries, Inc.	3,309	89,012
Mueller Industries, Inc.	16,429	476,112
Mueller Water Products, Inc., Class A	44,836	516,062
Navistar International Corp. (A)	14,229	547,817
NN, Inc.	8,773	136,859
Omega Flex, Inc.	916	65,183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Park-Ohio Holdings Corp.	2,826	$108,377
Proto Labs, Inc. (A)	7,808	1,262,944
RBC Bearings, Inc. (A)	6,825	1,026,207
REV Group, Inc. (B)	9,332	146,512
Rexnord Corp. (A)	29,862	919,750
Spartan Motors, Inc.	10,465	154,359
SPX Corp. (A)	12,231	407,415
SPX FLOW, Inc. (A)	12,197	634,244
Standex International Corp.	3,634	378,845
Sun Hydraulics Corp.	8,417	461,083
Tennant Company	5,087	386,358
The Gorman-Rupp Company	5,177	188,961
The Greenbrier Companies, Inc.	9,058	544,386
The Manitowoc Company, Inc. (A)	10,549	253,071
Titan International, Inc.	16,124	119,640
TriMas Corp. (A)	13,250	402,800
Twin Disc, Inc. (A)	2,933	67,576
Wabash National Corp. (B)	16,195	295,235
Watts Water Technologies, Inc., Class A	7,871	653,293
Woodward, Inc.	15,322	1,238,937
		25,473,542
Marine – 0.1%
Costamare, Inc.	13,938	90,458
Eagle Bulk Shipping, Inc. (A)	15,426	86,694
Matson, Inc.	12,197	483,489
Scorpio Bulkers, Inc.	17,992	130,442
		791,083
Professional services – 1.4%
ASGN, Inc. (A)	14,599	1,152,299
Barrett Business Services, Inc.	2,174	145,180
BG Staffing, Inc.	2,793	75,970
CBIZ, Inc. (A)	14,677	347,845
CRA International, Inc.	2,510	126,052
Exponent, Inc.	14,881	797,622
Forrester Research, Inc.	3,015	138,389
Franklin Covey Company (A)	3,472	82,113
FTI Consulting, Inc. (A)	10,905	798,137
GP Strategies Corp. (A)	4,335	73,045
Heidrick & Struggles International, Inc.	5,581	188,917
Huron Consulting Group, Inc. (A)	6,364	314,382
ICF International, Inc.	5,141	387,888
InnerWorkings, Inc. (A)	14,172	112,242
Insperity, Inc.	11,043	1,302,522
Kelly Services, Inc., Class A	9,009	216,486
Kforce, Inc.	6,662	250,491
Korn/Ferry International	16,449	809,949
Mistras Group, Inc. (A)	5,428	117,625
Navigant Consulting, Inc.	13,094	301,948
Reis, Inc.	3,195	73,485
Resources Connection, Inc.	9,441	156,721
TriNet Group, Inc. (A)	12,612	710,308
TrueBlue, Inc. (A)	11,701	304,811
WageWorks, Inc. (A)	11,443	489,188
Willdan Group, Inc. (A)	2,582	87,685
		9,561,300
Road and rail – 0.5%
ArcBest Corp.	7,450	361,698
Avis Budget Group, Inc. (A)	19,318	620,881
Covenant Transportation Group, Inc.,
Class A (A)	3,733	108,481
Daseke, Inc. (A)	13,300	106,666
Heartland Express, Inc.	13,673	269,768
Hertz Global Holdings, Inc. (A)	16,188	264,350
Marten Transport, Ltd.	11,459	241,212
Saia, Inc. (A)	7,345	561,525
U.S. Xpress Enterprises, Inc.,
Class A (A)	6,513	89,879
Universal Logistics Holdings, Inc.	2,510	92,368
USA Truck, Inc. (A)	2,794	56,523
Werner Enterprises, Inc.	13,475	476,341
YRC Worldwide, Inc. (A)	10,922	98,080
		3,347,772
Trading companies and distributors – 1.3%
Aircastle, Ltd.	15,750	345,083
Applied Industrial Technologies, Inc.	10,961	857,698
Beacon Roofing Supply, Inc. (A)	19,728	713,956
BlueLinx Holdings, Inc. (A)	2,870	90,376
BMC Stock Holdings, Inc. (A)	19,915	371,415
CAI International, Inc. (A)	5,182	118,512
DXP Enterprises, Inc. (A)	4,696	188,169
Foundation Building Materials, Inc. (A)	4,837	60,317
GATX Corp.	10,741	930,063
GMS, Inc. (A)	9,548	221,514
H&E Equipment Services, Inc.	9,173	346,556
Herc Holdings, Inc. (A)	7,075	362,240
Kaman Corp.	7,870	525,559
Lawson Products, Inc. (A)	2,576	87,326
MRC Global, Inc. (A)	24,332	456,712
Nexeo Solutions, Inc. (A)	9,859	120,773
NOW, Inc. (A)	31,200	516,360
Rush Enterprises, Inc., Class A	7,075	278,118
Rush Enterprises, Inc., Class B	2,894	115,442
SiteOne Landscape Supply, Inc. (A)	11,472	864,300
Systemax, Inc.	3,621	119,276
Textainer Group Holdings, Ltd. (A)	8,380	107,264
Titan Machinery, Inc. (A)	5,912	91,547
Triton International, Ltd.	15,111	502,743
Veritiv Corp. (A)	3,366	122,522
		8,513,841
		98,839,719
Information technology – 13.4%
Communications equipment – 1.5%
Acacia Communications, Inc. (A)(B)	8,106	335,345
ADTRAN, Inc.	14,553	256,860
Applied Optoelectronics, Inc. (A)(B)	5,610	138,343
CalAmp Corp. (A)(B)	10,084	241,613
Calix, Inc. (A)	14,553	117,879
Casa Systems, Inc. (A)	8,174	120,567
Ciena Corp. (A)	41,293	1,289,993
Comtech Telecommunications Corp.	6,835	247,905
Digi International, Inc. (A)	8,892	119,597
Extreme Networks, Inc. (A)	34,471	188,901
Finisar Corp. (A)(B)	34,053	648,710
Harmonic, Inc. (A)	26,273	144,502
Infinera Corp. (A)	44,028	321,404
InterDigital, Inc.	9,918	793,440
KVH Industries, Inc. (A)	5,109	66,928
Lumentum Holdings, Inc. (A)(B)	18,082	1,084,016
NETGEAR, Inc. (A)	9,080	570,678
NetScout Systems, Inc. (A)	22,498	568,075
Oclaro, Inc. (A)	48,714	435,503
Plantronics, Inc.	9,561	576,528
Quantenna Communications, Inc. (A)	10,323	190,459
Ribbon Communications, Inc. (A)	16,101	109,970
ViaSat, Inc. (A)(B)	16,021	1,024,543
Viavi Solutions, Inc. (A)	65,946	747,828
		10,339,587

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 2.2%
Anixter International, Inc. (A)	8,531	$599,729
AVX Corp.	13,661	246,581
Badger Meter, Inc.	8,182	433,237
Bel Fuse, Inc., Class B	3,401	90,127
Belden, Inc.	11,652	832,069
Benchmark Electronics, Inc.	13,654	319,504
Control4 Corp. (A)	7,709	264,650
CTS Corp.	9,405	322,592
Daktronics, Inc.	12,162	95,350
Electro Scientific Industries, Inc. (A)(B)	9,637	168,166
ePlus, Inc. (A)	3,922	363,569
Fabrinet (A)	10,343	478,467
FARO Technologies, Inc. (A)	4,869	313,320
Fitbit, Inc., Class A (A)(B)	62,376	333,712
II-VI, Inc. (A)	17,852	844,400
Insight Enterprises, Inc. (A)	10,186	550,961
Iteris, Inc. (A)	10,503	56,506
Itron, Inc. (A)	9,873	633,847
KEMET Corp. (A)	16,341	303,126
Kimball Electronics, Inc. (A)	7,211	141,696
Knowles Corp. (A)	25,223	419,206
Mesa Laboratories, Inc. (B)	993	184,321
Methode Electronics, Inc.	10,426	377,421
MTS Systems Corp.	5,178	283,496
Napco Security Technologies, Inc. (A)	4,200	62,790
Novanta, Inc. (A)	9,433	645,217
OSI Systems, Inc. (A)	4,885	372,774
PAR Technology Corp. (A)	3,664	81,414
Park Electrochemical Corp.	6,252	121,851
PC Connection, Inc.	3,470	134,948
Plexus Corp. (A)	9,202	538,409
Rogers Corp. (A)	5,308	781,975
Sanmina Corp. (A)	19,600	540,960
ScanSource, Inc. (A)	7,443	296,976
SYNNEX Corp.	8,640	731,808
Tech Data Corp. (A)	11,042	790,276
TTM Technologies, Inc. (A)	27,190	432,593
Vishay Intertechnology, Inc.	37,988	773,056
Vishay Precision Group, Inc. (A)	3,156	118,034
		15,079,134
IT services – 2.1%
Acxiom Holdings, Inc. (A)	22,204	1,097,100
Brightcove, Inc. (A)	11,528	96,835
CACI International, Inc., Class A (A)	7,045	1,297,337
Carbonite, Inc. (A)	9,111	324,807
Cardtronics PLC, Class A (A)	11,683	369,650
Cass Information Systems, Inc.	3,459	225,250
ConvergeOne Holdings, Inc.	8,299	77,264
Convergys Corp.	25,903	614,937
CSG Systems International, Inc.	9,676	388,395
Endurance International Group
Holdings, Inc. (A)	21,138	186,014
Everi Holdings, Inc. (A)	19,627	179,980
EVERTEC, Inc.	17,415	419,702
Evo Payments, Inc., Class A (A)	5,095	121,771
Exela Technologies, Inc. (A)	15,413	109,895
ExlService Holdings, Inc. (A)	9,663	639,691
GTT Communications, Inc. (A)(B)	12,332	535,209
I3 Verticals, Inc., Class A (A)	2,794	64,206
Internap Corp. (A)(B)	6,461	81,602
Limelight Networks, Inc. (A)	33,238	166,855
ManTech International Corp., Class A	7,458	472,091
MAXIMUS, Inc.	18,313	1,191,444
MoneyGram International, Inc. (A)	11,441	61,209
NIC, Inc.	19,143	283,316
Perficient, Inc. (A)	10,070	268,366
Perspecta, Inc.	41,379	1,064,268
Presidio, Inc.	9,755	148,764
PRGX Global, Inc. (A)	7,600	66,120
Science Applications International Corp.	12,220	984,932
ServiceSource International, Inc. (A)	27,668	78,854
Sykes Enterprises, Inc. (A)	11,259	343,287
Syntel, Inc. (A)	10,155	416,152
The Hackett Group, Inc.	7,436	149,835
Travelport Worldwide, Ltd.	36,051	608,180
TTEC Holdings, Inc.	4,446	115,151
Tucows, Inc., Class A (A)(B)	2,837	158,163
Unisys Corp. (A)	14,659	299,044
Virtusa Corp. (A)	8,217	441,335
Web.com Group, Inc. (A)	11,811	329,527
		14,476,538
Semiconductors and semiconductor equipment – 2.4%
Advanced Energy Industries, Inc. (A)	11,358	586,641
Alpha & Omega Semiconductor, Ltd. (A)	6,658	77,433
Ambarella, Inc. (A)(B)	9,308	360,033
Amkor Technology, Inc. (A)	30,480	225,247
Aquantia Corp. (A)	6,599	84,401
Axcelis Technologies, Inc. (A)	9,617	188,974
AXT, Inc. (A)(B)	13,181	94,244
Brooks Automation, Inc.	20,148	705,784
Cabot Microelectronics Corp.	7,332	756,442
CEVA, Inc. (A)	6,726	193,373
Cirrus Logic, Inc. (A)	17,639	680,865
Cohu, Inc.	8,495	213,225
Cree, Inc. (A)	28,938	1,095,882
Diodes, Inc. (A)	11,705	389,659
Entegris, Inc.	40,834	1,182,144
FormFactor, Inc. (A)	21,705	298,444
Ichor Holdings, Ltd. (A)(B)	7,245	147,943
Impinj, Inc. (A)(B)	5,040	125,093
Inphi Corp. (A)	12,599	478,510
Integrated Device Technology, Inc. (A)	37,366	1,756,576
Lattice Semiconductor Corp. (A)	34,769	278,152
MACOM Technology Solutions
Holdings, Inc. (A)(B)	13,484	277,770
MaxLinear, Inc. (A)(B)	18,083	359,490
Nanometrics, Inc. (A)	6,713	251,872
NeoPhotonics Corp. (A)	11,125	92,338
NVE Corp.	1,453	153,844
PDF Solutions, Inc. (A)	9,409	84,963
Photronics, Inc. (A)	19,736	194,400
Power Integrations, Inc.	8,251	521,463
Rambus, Inc. (A)	30,692	334,850
Rudolph Technologies, Inc. (A)	9,260	226,407
Semtech Corp. (A)	18,814	1,046,058
Sigma Designs, Inc. (A)	12,003	1,742
Silicon Laboratories, Inc. (A)	12,321	1,131,068
SMART Global Holdings, Inc. (A)	2,895	83,202
SunPower Corp. (A)(B)	18,162	132,583
Synaptics, Inc. (A)	10,291	469,475
Ultra Clean Holdings, Inc. (A)	11,571	145,216
Veeco Instruments, Inc. (A)	14,742	151,106
Xcerra Corp. (A)	15,981	228,049
Xperi Corp.	14,784	219,542
		16,024,503
Software – 4.9%
8x8, Inc. (A)	26,666	566,653
A10 Networks, Inc. (A)	15,701	95,462
ACI Worldwide, Inc. (A)	32,916	926,256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Agilysys, Inc. (A)	5,404	$88,085
Alarm.com Holdings, Inc. (A)	8,917	511,836
Altair Engineering, Inc., Class A (A)	8,754	380,361
Alteryx, Inc., Class A (A)	8,438	482,738
Amber Road, Inc. (A)	8,095	77,874
American Software, Inc., Class A	9,391	113,913
Appfolio, Inc., Class A (A)	4,409	345,666
Apptio, Inc., Class A (A)	9,803	362,319
Avalara, Inc. (A)	2,585	90,294
Avaya Holdings Corp. (A)	30,039	665,063
Benefitfocus, Inc. (A)	6,585	266,363
Blackbaud, Inc.	13,846	1,405,092
Blackline, Inc. (A)	10,319	582,714
Bottomline Technologies, Inc. (A)	11,601	843,509
Box, Inc., Class A (A)	35,635	852,033
Carbon Black, Inc. (A)(B)	2,593	54,920
ChannelAdvisor Corp. (A)	8,063	100,384
Cision, Ltd. (A)	15,654	262,987
Cloudera, Inc. (A)	30,140	531,971
CommVault Systems, Inc. (A)	11,347	794,290
Cornerstone OnDemand, Inc. (A)	15,744	893,472
Coupa Software, Inc. (A)	15,366	1,215,451
Digimarc Corp. (A)	3,417	107,465
Ebix, Inc. (B)	6,918	547,560
Ellie Mae, Inc. (A)	9,770	925,903
Envestnet, Inc. (A)	12,792	779,672
Everbridge, Inc. (A)	7,784	448,670
Five9, Inc. (A)	16,600	725,254
ForeScout Technologies, Inc. (A)	8,749	330,362
Hortonworks, Inc. (A)	20,576	469,339
HubSpot, Inc. (A)	10,456	1,578,333
Imperva, Inc. (A)	10,152	471,560
Instructure, Inc. (A)	9,201	325,715
j2 Global, Inc.	13,462	1,115,327
LivePerson, Inc. (A)	16,851	437,283
MicroStrategy, Inc., Class A (A)	2,740	385,299
MINDBODY, Inc., Class A (A)	12,556	510,401
Mitek Systems, Inc. (A)	11,466	80,835
MobileIron, Inc. (A)	22,905	121,397
Model N, Inc. (A)	7,943	125,897
Monotype Imaging Holdings, Inc.	12,014	242,683
New Relic, Inc. (A)	12,762	1,202,563
OneSpan, Inc. (A)	9,471	180,423
Paylocity Holding Corp. (A)	8,424	676,616
Progress Software Corp.	13,125	463,181
PROS Holdings, Inc. (A)	9,034	316,371
Q2 Holdings, Inc. (A)	10,584	640,861
QAD, Inc., Class A	2,959	167,627
Qualys, Inc. (A)	9,721	866,141
Rapid7, Inc. (A)	10,627	392,349
SailPoint Technologies Holding, Inc. (A)	15,181	516,458
SendGrid, Inc. (A)	8,413	309,514
ShotSpotter, Inc. (A)	2,135	130,854
SPS Commerce, Inc. (A)	4,852	481,512
Telaria, Inc. (A)	16,225	61,493
Telenav, Inc. (A)	13,387	67,604
Tenable Holdings, Inc. (A)	3,747	145,683
The Trade Desk, Inc., Class A (A)	9,407	1,419,610
TiVo Corp.	34,961	435,264
Upland Software, Inc. (A)	4,570	147,657
Varonis Systems, Inc. (A)	8,157	597,500
Verint Systems, Inc. (A)	18,296	916,630
VirnetX Holding Corp. (A)(B)	17,913	83,295
Workiva, Inc. (A)	8,344	329,588
Yext, Inc. (A)	23,458	555,955
Zix Corp. (A)	17,688	98,168
Zscaler, Inc. (A)	4,051	165,200
		33,606,778
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)(B)	31,743	599,943
Cray, Inc. (A)	12,026	258,559
Diebold Nixdorf, Inc. (B)	23,710	106,695
Electronics For Imaging, Inc. (A)	12,944	441,132
Immersion Corp. (A)	8,218	86,864
Stratasys, Ltd. (A)(B)	14,974	346,049
USA Technologies, Inc. (A)	17,096	123,091
		1,962,333
		91,488,873
Materials – 4.0%
Chemicals – 1.9%
A. Schulman, Inc. (A)(C)	7,553	14,426
Advanced Emissions Solutions, Inc. (B)	6,396	76,496
AdvanSix, Inc. (A)	8,800	298,760
AgroFresh Solutions, Inc. (A)(B)	11,422	71,159
American Vanguard Corp.	8,852	159,336
Balchem Corp.	9,316	1,044,230
Chase Corp.	2,073	249,071
Ferro Corp. (A)	24,505	569,006
FutureFuel Corp.	8,144	150,990
GCP Applied Technologies, Inc. (A)	20,945	556,090
Hawkins, Inc.	3,111	128,951
HB Fuller Company	14,440	746,115
Ingevity Corp. (A)	12,184	1,241,306
Innophos Holdings, Inc.	5,669	251,704
Innospec, Inc.	6,993	536,713
Intrepid Potash, Inc. (A)	29,950	107,521
KMG Chemicals, Inc.	4,170	315,085
Koppers Holdings, Inc. (A)	6,139	191,230
Kraton Corp. (A)	8,871	418,268
Kronos Worldwide, Inc.	6,865	111,556
LSB Industries, Inc. (A)	7,055	68,998
Minerals Technologies, Inc.	10,205	689,858
OMNOVA Solutions, Inc. (A)	14,271	140,569
PolyOne Corp.	22,889	1,000,707
PQ Group Holdings, Inc. (A)	10,598	185,147
Quaker Chemical Corp.	3,753	758,894
Rayonier Advanced Materials, Inc.	14,679	270,534
Sensient Technologies Corp.	12,135	928,449
Stepan Company	5,833	507,529
Trecora Resources (A)	5,905	82,670
Tredegar Corp.	7,649	165,601
Trinseo SA	12,287	962,072
Tronox, Ltd., Class A	27,559	329,330
		13,328,371
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	32,525	591,305
U.S. Concrete, Inc. (A)(B)	4,786	219,438
United States Lime & Minerals, Inc.	717	56,607
		867,350
Containers and packaging – 0.1%
Greif, Inc., Class A	7,273	390,269
Greif, Inc., Class B	1,720	99,158
Myers Industries, Inc.	10,365	240,986
		730,413
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	91,284	447,292
Allegheny Technologies, Inc. (A)	36,185	1,069,267
Carpenter Technology Corp.	13,427	791,522

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Century Aluminum Company (A)	14,952	$178,975
Cleveland-Cliffs, Inc. (A)	86,013	1,088,925
Coeur Mining, Inc. (A)	53,568	285,517
Commercial Metals Company	33,416	685,696
Compass Minerals International, Inc.	9,736	654,259
Gold Resource Corp.	18,027	92,659
Havilah Mining Corp. (A)	5,045	1,317
Haynes International, Inc.	3,781	134,226
Hecla Mining Company	129,578	361,523
Kaiser Aluminum Corp.	4,669	509,201
Materion Corp.	5,698	344,729
Olympic Steel, Inc.	3,178	66,325
Ryerson Holding Corp. (A)	5,118	57,833
Schnitzer Steel Industries, Inc., Class A	7,834	211,910
SunCoke Energy, Inc. (A)	19,540	227,055
Synalloy Corp.	2,880	65,808
Tahoe Resources, Inc. (A)	88,114	245,838
TimkenSteel Corp. (A)	11,798	175,436
Universal Stainless & Alloy
Products, Inc. (A)	2,786	71,071
Warrior Met Coal, Inc. (B)	12,390	335,026
Worthington Industries, Inc.	12,037	521,924
		8,623,334
Paper and forest products – 0.6%
Boise Cascade Company	11,178	411,350
Clearwater Paper Corp. (A)	5,068	150,520
KapStone Paper and Packaging Corp.	25,215	855,041
Louisiana-Pacific Corp.	41,030	1,086,885
Neenah, Inc.	4,721	407,422
PH Glatfelter Company	13,029	248,984
Schweitzer-Mauduit International, Inc.	8,919	341,687
Verso Corp., Class A (A)	10,079	339,360
		3,841,249
		27,390,717
Real estate – 6.6%
Equity real estate investment trusts – 6.1%
Acadia Realty Trust	22,977	644,045
Agree Realty Corp.	8,282	439,940
Alexander & Baldwin, Inc. (A)	20,008	453,982
Alexander’s, Inc.	610	209,413
American Assets Trust, Inc.	11,043	411,793
Americold Realty Trust	25,035	626,376
Armada Hoffler Properties, Inc.	14,635	221,135
Ashford Hospitality Trust, Inc.	26,582	169,859
Bluerock Residential Growth REIT, Inc.	8,967	87,877
Braemar Hotels & Resorts, Inc.	9,478	111,556
CareTrust REIT, Inc.	23,409	414,573
CatchMark Timber Trust, Inc., Class A	15,171	173,405
CBL & Associates Properties, Inc.	49,777	198,610
Cedar Realty Trust, Inc.	30,719	143,151
Chatham Lodging Trust	13,085	273,346
Chesapeake Lodging Trust	17,058	547,050
City Office REIT, Inc.	11,902	150,203
Clipper Realty, Inc.	5,401	73,076
Community Healthcare Trust, Inc.	5,683	176,059
CoreCivic, Inc.	34,173	831,429
CorEnergy Infrastructure Trust, Inc.	3,908	146,863
CorePoint Lodging, Inc.	11,961	232,641
Cousins Properties, Inc.	119,376	1,061,253
DiamondRock Hospitality Company	59,339	692,486
Easterly Government Properties, Inc.	17,195	333,067
EastGroup Properties, Inc.	9,864	943,196
Farmland Partners, Inc.	12,013	80,487
First Industrial Realty Trust, Inc.	35,584	1,117,338
Four Corners Property Trust, Inc.	19,229	493,993
Franklin Street Properties Corp.	30,790	246,012
Front Yard Residential Corp.	15,705	170,399
Getty Realty Corp.	9,232	263,666
Gladstone Commercial Corp.	9,314	178,363
Gladstone Land Corp.	5,410	66,759
Global Medical REIT, Inc.	6,782	63,886
Global Net Lease, Inc.	21,051	438,913
Government Properties Income Trust	29,337	331,215
Gramercy Property Trust	46,160	1,266,630
Healthcare Realty Trust, Inc.	34,901	1,021,203
Hersha Hospitality Trust	10,112	229,239
Independence Realty Trust, Inc.	26,325	277,202
Industrial Logistics Properties Trust	5,675	130,582
InfraREIT, Inc.	5,079	107,421
Innovative Industrial Properties, Inc.	1,999	96,432
Investors Real Estate Trust	36,976	221,116
iStar, Inc.	19,265	215,190
Jernigan Capital, Inc.	6,086	117,399
Kite Realty Group Trust	24,203	402,980
LaSalle Hotel Properties	31,674	1,095,604
Lexington Realty Trust	62,813	521,348
LTC Properties, Inc.	11,274	497,296
Mack-Cali Realty Corp.	26,353	560,265
MedEquities Realty Trust, Inc.	11,448	111,275
Monmouth Real Estate Investment Corp.	22,312	373,057
National Health Investors, Inc.	11,471	867,093
National Storage Affiliates Trust	16,000	407,040
New Senior Investment Group, Inc.	23,871	140,839
NexPoint Residential Trust, Inc.	5,026	166,863
NorthStar Realty Europe Corp.	13,511	191,316
One Liberty Properties, Inc.	5,039	139,983
Pebblebrook Hotel Trust	19,429	706,633
Pennsylvania Real Estate
Investment Trust	20,585	194,734
Physicians Realty Trust	52,663	887,898
Piedmont Office Realty Trust, Inc.,
Class A	35,697	675,744
PotlatchDeltic Corp.	17,771	727,722
Preferred Apartment Communities, Inc.,
Class A	11,821	207,813
PS Business Parks, Inc.	5,538	703,824
QTS Realty Trust, Inc., Class A	14,766	630,065
Ramco-Gershenson Properties Trust	22,659	308,162
Retail Opportunity Investments Corp.	32,077	598,878
Rexford Industrial Realty, Inc.	26,221	838,023
RLJ Lodging Trust	49,670	1,094,230
Ryman Hospitality Properties, Inc.	12,696	1,094,014
Sabra Health Care REIT, Inc.	51,199	1,183,721
Safety Income & Growth, Inc.	3,259	61,041
Saul Centers, Inc.	3,466	194,096
Select Income REIT	18,491	405,693
Seritage Growth Properties, Class A	9,404	446,596
Spirit MTA REIT	13,310	153,331
STAG Industrial, Inc.	30,158	829,345
Summit Hotel Properties, Inc.	30,292	409,851
Sunstone Hotel Investors, Inc.	64,856	1,061,044
Tanger Factory Outlet Centers, Inc.	26,074	596,573
Terreno Realty Corp.	16,457	620,429
The GEO Group, Inc.	34,621	871,064
Tier REIT, Inc.	14,283	344,220
UMH Properties, Inc.	11,032	172,540
Universal Health Realty Income Trust	3,753	279,261
Urban Edge Properties	31,460	694,637
Urstadt Biddle Properties, Inc., Class A	9,002	191,653

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Washington Prime Group, Inc.	54,135	$395,186
Washington Real Estate Investment Trust	22,605	692,843
Whitestone REIT	11,837	164,298
Xenia Hotels & Resorts, Inc.	32,267	764,728
		41,574,678
Real estate management and development – 0.5%
Altisource Portfolio Solutions SA (A)(B)	3,072	99,011
Consolidated-Tomoka Land Company	1,480	92,174
Cushman & Wakefield PLC (A)	12,820	217,812
Essential Properties Realty Trust, Inc.	11,095	157,438
Forestar Group, Inc. (A)(B)	3,058	64,830
FRP Holdings, Inc. (A)	2,217	137,676
HFF, Inc., Class A	10,860	461,333
Kennedy-Wilson Holdings, Inc.	36,249	779,354
Marcus & Millichap, Inc. (A)	5,573	193,439
Newmark Group, Inc., Class A	7,462	83,500
RE/MAX Holdings, Inc., Class A	5,178	229,644
Redfin Corp. (A)(B)	23,218	434,177
Tejon Ranch Company (A)	6,682	145,066
The RMR Group, Inc., Class A	1,997	185,322
The St. Joe Company (A)	10,703	179,810
		3,460,586
		45,035,264
Utilities – 3.0%
Electric utilities – 1.0%
ALLETE, Inc.	14,767	1,107,673
El Paso Electric Company	11,722	670,498
IDACORP, Inc.	14,452	1,434,072
MGE Energy, Inc.	9,593	612,513
Otter Tail Corp.	11,495	550,611
PNM Resources, Inc.	23,053	909,441
Portland General Electric Company	25,661	1,170,398
		6,455,206
Gas utilities – 0.9%
Chesapeake Utilities Corp.	4,670	391,813
New Jersey Resources Corp.	24,910	1,148,351
Northwest Natural Holding Company	8,346	558,347
ONE Gas, Inc.	14,790	1,216,921
RGC Resources, Inc.	2,445	65,306
South Jersey Industries, Inc. (B)	24,815	875,225
Southwest Gas Holdings, Inc.	14,104	1,114,639
Spire, Inc.	13,983	1,028,450
		6,399,052
Independent power and renewable electricity producers – 0.3%
Atlantic Power Corp. (A)	43,047	94,703
Clearway Energy, Inc., Class A	10,787	205,384
Clearway Energy, Inc., Class C	19,805	381,246
Ormat Technologies, Inc.	11,694	632,762
Pattern Energy Group, Inc., Class A	24,247	481,788
TerraForm Power, Inc., Class A	21,677	250,369
		2,046,252
Multi-utilities – 0.4%
Avista Corp.	18,736	947,292
Black Hills Corp.	15,408	895,051
NorthWestern Corp.	14,510	851,157
Unitil Corp.	4,514	229,763
		2,923,263
Water utilities – 0.4%
American States Water Company	10,508	642,459
AquaVenture Holdings, Ltd. (A)	4,070	73,545
Artesian Resources Corp., Class A	3,116	114,606
Cadiz, Inc. (A)(B)	7,959	88,743
California Water Service Group	14,014	601,201
Connecticut Water Service, Inc.	3,549	246,194
Consolidated Water Company, Ltd.	6,052	83,820
Middlesex Water Company	4,896	237,064
SJW Group	5,038	308,074
The York Water Company	3,985	121,144
		2,516,850
		20,340,623
TOTAL COMMON STOCKS (Cost $467,604,544)		$656,029,082

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000% (B)	1,451	36,377
TOTAL PREFERRED SECURITIES (Cost $7,218)		$36,377
WARRANTS – 0.0%
Education Management Corp.
(Expiration Date: 1-5-22) (A)(D)	7,794	4
TOTAL WARRANTS (Cost $0)		$4

SECURITIES LENDING COLLATERAL – 6.5%
John Hancock Collateral Trust,
2.1505% (E)(F)	4,445,993	44,480,381
TOTAL SECURITIES LENDING COLLATERAL (Cost
$44,482,429)		$44,480,381

SHORT-TERM INVESTMENTS – 3.6%
U.S. Government Agency – 1.2%
Federal Home Loan Bank Discount Note
2.000%, 10/17/2018 *	$8,000,000	7,992,496
Repurchase agreement – 2.4%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $16,432,438 on
10-1-18, collateralized by $17,315,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $16,760,487,
including interest)	16,431,000	16,431,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,423,836)		$24,423,496
Total Investments (Small Cap Index Trust)
(Cost $536,518,027) – 106.4%		$724,969,340
Other assets and liabilities, net – (6.4%)		(43,558,159)
TOTAL NET ASSETS – 100.0%		$681,411,181

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $43,218,614.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 E-Mini Index Futures	313	Long	Dec 2018	$26,919,469	$26,617,520	$(301,949)
						$(301,949)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.2%
Communication services – 2.1%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,524	$112,593
Cincinnati Bell, Inc. (A)	1,172	18,693
Consolidated Communications
Holdings, Inc. (B)	2,508	32,704
Frontier Communications Corp. (B)	7,744	50,259
Iridium Communications, Inc. (A)(B)	9,684	217,890
		432,139
Entertainment – 0.4%
AMC Entertainment Holdings, Inc.,
Class A	4,473	91,697
Ballantyne Strong, Inc. (A)	1,114	4,456
Cinemark Holdings, Inc.	3,702	148,820
Global Eagle Entertainment, Inc. (A)	1,300	3,666
IMAX Corp. (A)	2,820	72,756
Lions Gate Entertainment Corp., Class A	4,062	99,072
Lions Gate Entertainment Corp., Class B	4,385	102,171
Reading International, Inc., Class A (A)	1,100	17,380
The Marcus Corp.	2,916	122,618
		662,636
Interactive media and services – 0.2%
Cars.com, Inc. (A)	6,379	176,124
DHI Group, Inc. (A)	5,212	10,945
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	4,522	67,152
The Meet Group, Inc. (A)	2,642	13,078
XO Group, Inc. (A)	1,176	40,548
		307,847
Media – 0.9%
A.H. Belo Corp., Class A	4,238	19,495
Beasley Broadcast Group, Inc., Class A	502	3,464
Entercom Communications Corp.,
Class A (B)	1,442	11,392
Entravision Communications Corp.,
Class A	5,075	24,868
Gannett Company, Inc.	8,543	85,515
Gray Television, Inc. (A)	7,587	132,773
Hemisphere Media Group, Inc. (A)	951	13,266
John Wiley & Sons, Inc., Class A	1,759	106,595
Liberty Latin America, Ltd., Class A (A)	2,040	42,514
Liberty Latin America, Ltd., Class C (A)	2,909	60,013
Media General, Inc. (A)(C)	292	28
Meredith Corp. (B)	3,097	158,102
New Media Investment Group, Inc.	2,560	40,166
News Corp., Class A	10,499	138,482
News Corp., Class B	6,922	94,139
Nexstar Media Group, Inc., Class A	2,002	162,963
Salem Media Group, Inc.	4,439	15,093
Scholastic Corp.	2,233	104,259
Sinclair Broadcast Group, Inc., Class A	1,839	52,136
TechTarget, Inc. (A)	1,767	34,315
TEGNA, Inc.	4,168	49,849
The EW Scripps Company, Class A	5,843	96,410
Tribune Media Company, Class A	1,811	69,597
		1,515,434
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	59,490
Telephone & Data Systems, Inc.	9,768	297,240
United States Cellular Corp. (A)	3,059	136,982
		493,712
		3,411,768
Consumer discretionary – 12.7%
Auto components – 2.0%
Adient PLC	3,307	129,998
American Axle & Manufacturing
Holdings, Inc. (A)	7,509	130,957
BorgWarner, Inc.	5,014	214,499
Cooper Tire & Rubber Company	5,058	143,141
Cooper-Standard Holdings, Inc. (A)	1,311	157,294
Dana, Inc.	3,541	66,110
Fox Factory Holding Corp. (A)	18,605	1,303,280
Gentex Corp.	10,089	216,510
Gentherm, Inc. (A)	1,190	54,086
Horizon Global Corp. (A)	878	6,260
Modine Manufacturing Company (A)	6,862	102,244
Motorcar Parts of America, Inc. (A)	1,585	37,168
Shiloh Industries, Inc. (A)	1,515	16,665
Standard Motor Products, Inc.	3,063	150,761
Stoneridge, Inc. (A)	1,672	49,692
Strattec Security Corp.	924	32,941
Superior Industries International, Inc.	3,067	52,292
Tenneco, Inc.	265	11,167
The Goodyear Tire & Rubber Company	14,684	343,459
Tower International, Inc.	1,403	42,441
VOXX International Corp. (A)	3,131	16,281
		3,277,246
Automobiles – 0.1%
Thor Industries, Inc.	989	82,779
Winnebago Industries, Inc.	1,336	44,288
		127,067
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	41,669
Pool Corp.	3,775	629,972
Weyco Group, Inc.	1,316	46,297
		717,938
Diversified consumer services – 1.5%
Adtalem Global Education, Inc. (A)	5,378	259,220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
American Public Education, Inc. (A)	1,450	$47,923
Bridgepoint Education, Inc. (A)	3,463	35,184
Career Education Corp. (A)	3,146	46,970
Carriage Services, Inc.	1,797	38,725
Graham Holdings Company, Class B	458	265,319
Grand Canyon Education, Inc. (A)	12,709	1,433,575
Houghton Mifflin Harcourt Company (A)	5,833	40,831
K12, Inc. (A)	3,438	60,853
Laureate Education, Inc., Class A (A)	1,275	19,686
Lincoln Educational Services Corp. (A)	1,100	2,486
Regis Corp. (A)	4,970	101,537
Universal Technical Institute, Inc. (A)	3,087	8,211
		2,360,520
Hotels, restaurants and leisure – 1.8%
Ark Restaurants Corp.	64	1,473
BBX Capital Corp.	1,743	12,933
Belmond, Ltd., Class A (A)	11,516	210,167
Biglari Holdings, Inc., Class A (A)	3	2,766
Biglari Holdings, Inc., Class B (A)	32	5,803
BJ’s Restaurants, Inc.	1,290	93,138
Bojangles’, Inc. (A)	1,602	25,151
Boyd Gaming Corp.	873	29,551
Carrols Restaurant Group, Inc. (A)	1,688	24,645
Chuy’s Holdings, Inc. (A)	18,656	489,720
Dave & Buster’s Entertainment, Inc.	12,759	844,901
Del Frisco’s Restaurant Group, Inc. (A)	1,609	13,355
Del Taco Restaurants, Inc. (A)	2,438	28,793
Dine Brands Global, Inc.	344	27,971
Dover Motorsports, Inc.	400	860
El Pollo Loco Holdings, Inc. (A)	2,613	32,793
Eldorado Resorts, Inc. (A)	683	33,194
Extended Stay America, Inc.	8,505	172,056
Fiesta Restaurant Group, Inc. (A)	1,348	36,059
FRD Acquisition Company (A)(C)	5,160	3,493
International Game Technology PLC	8,644	170,719
Luby’s, Inc. (A)	6,251	10,627
Marriott Vacations Worldwide Corp.	2,402	268,424
Monarch Casino & Resort, Inc. (A)	1,278	58,085
Playa Hotels & Resorts NV (A)	1,326	12,769
Potbelly Corp. (A)	2,073	25,498
RCI Hospitality Holdings, Inc.	1,603	47,465
Red Lion Hotels Corp. (A)	3,000	37,500
Red Robin Gourmet Burgers, Inc. (A)	1,300	52,195
Speedway Motorsports, Inc.	5,924	105,743
		2,877,847
Household durables – 1.7%
AV Homes, Inc. (A)	1,798	35,960
Bassett Furniture Industries, Inc.	2,333	49,576
Cavco Industries, Inc. (A)	606	153,318
Century Communities, Inc. (A)	1,640	43,050
CSS Industries, Inc.	976	13,888
Emerson Radio Corp. (A)	4,869	7,109
Ethan Allen Interiors, Inc.	1,706	35,400
Flexsteel Industries, Inc.	1,750	52,045
Hamilton Beach Brands Holding
Company, Class A	704	15,446
Helen of Troy, Ltd. (A)	1,593	208,524
Hooker Furniture Corp.	2,121	71,690
KB Home	6,043	144,488
La-Z-Boy, Inc.	5,818	183,849
Libbey, Inc.	1,103	9,651
Lifetime Brands, Inc.	2,931	31,948
M/I Homes, Inc. (A)	2,195	52,526
MDC Holdings, Inc.	4,794	141,807
Meritage Homes Corp. (A)	3,432	136,937
PulteGroup, Inc.	10,690	264,791
Taylor Morrison Home Corp.,
Class A (A)	5,267	95,017
The New Home Company, Inc. (A)	831	6,698
Toll Brothers, Inc.	15,015	495,945
TopBuild Corp. (A)	2,306	131,027
TRI Pointe Group, Inc. (A)	16,198	200,855
Universal Electronics, Inc. (A)	521	20,501
Whirlpool Corp.	1,553	184,419
William Lyon Homes, Class A (A)	2,694	42,808
		2,829,273
Internet and direct marketing retail – 0.1%
1-800-Flowers.com, Inc., Class A (A)	3,234	38,161
FTD Companies, Inc. (A)	1,934	5,086
Liberty Expedia Holdings, Inc.,
Series A (A)	1,904	89,564
Liquidity Services, Inc. (A)	1,691	10,738
		143,549
Leisure products – 0.3%
American Outdoor Brands Corp. (A)	859	13,340
Callaway Golf Company	9,628	233,864
Escalade, Inc.	3,529	45,348
JAKKS Pacific, Inc. (A)	2,278	5,809
Johnson Outdoors, Inc., Class A	1,448	134,650
Nautilus, Inc. (A)	1,580	22,041
Vista Outdoor, Inc. (A)	3,475	62,168
		517,220
Multiline retail – 0.2%
Big Lots, Inc.	516	21,564
Dillard’s, Inc., Class A (B)	2,839	216,729
Fred’s, Inc., Class A (A)	2,000	4,080
J.C. Penney Company, Inc. (A)(B)	23,315	38,703
Tuesday Morning Corp. (A)	2,100	6,720
		287,796
Specialty retail – 3.7%
Aaron’s, Inc.	5,117	278,672
Abercrombie & Fitch Company, Class A	5,916	124,946
American Eagle Outfitters, Inc.	7,348	182,451
America’s Car-Mart, Inc. (A)	1,063	83,127
Ascena Retail Group, Inc. (A)	11,786	53,862
AutoNation, Inc. (A)	8,182	339,962
Barnes & Noble Education, Inc. (A)	6,174	35,562
Barnes & Noble, Inc.	6,995	40,571
Bed Bath & Beyond, Inc. (B)	9,468	142,020
Big 5 Sporting Goods Corp.	2,004	10,220
Boot Barn Holdings, Inc. (A)	2,280	64,775
Build-A-Bear Workshop, Inc. (A)	2,470	22,354
Caleres, Inc.	4,873	174,746
Chico’s FAS, Inc.	9,163	79,443
Citi Trends, Inc.	2,095	60,273
Conn’s, Inc. (A)	76	2,687
Dick’s Sporting Goods, Inc.	4,295	152,387
DSW, Inc., Class A	6,370	215,816
Express, Inc. (A)	3,676	40,657
Five Below, Inc. (A)	9,880	1,284,993
Foot Locker, Inc.	5,015	255,665
Francesca’s Holdings Corp. (A)	1,431	5,309
GameStop Corp., Class A	10,093	154,120
Genesco, Inc. (A)	2,034	95,801
Group 1 Automotive, Inc.	2,247	145,830
Guess?, Inc.	6,368	143,917
Haverty Furniture Companies, Inc.	1,920	42,432

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hibbett Sports, Inc. (A)	1,307	$24,572
Lithia Motors, Inc., Class A	4,989	407,402
MarineMax, Inc. (A)	3,599	76,479
Monro, Inc.	1,002	69,739
New York & Company, Inc. (A)	5,638	21,763
Office Depot, Inc.	33,557	107,718
Party City Holdco, Inc. (A)	633	8,577
Penske Automotive Group, Inc.	5,891	279,174
Pier 1 Imports, Inc.	6,713	10,070
Rent-A-Center, Inc. (A)	1,084	15,588
Shoe Carnival, Inc.	1,632	62,832
Signet Jewelers, Ltd.	4,374	288,378
Sonic Automotive, Inc., Class A	1,811	35,043
Stage Stores, Inc. (B)	5,877	11,578
Tandy Leather Factory, Inc. (A)	1,690	12,422
The Cato Corp., Class A	1,957	41,136
Tile Shop Holdings, Inc.	1,300	9,295
Tilly’s, Inc., Class A	712	13,492
Trans World Entertainment Corp. (A)	6,243	5,930
Urban Outfitters, Inc. (A)	4,660	190,594
Vitamin Shoppe, Inc. (A)	1,983	19,830
Zumiez, Inc. (A)	2,122	55,915
		6,000,125
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	4,206	89,546
Culp, Inc.	334	8,083
Deckers Outdoor Corp. (A)	1,930	228,859
Delta Apparel, Inc. (A)	500	8,895
Fossil Group, Inc. (A)	1,707	39,739
G-III Apparel Group, Ltd. (A)	3,397	163,701
Lakeland Industries, Inc. (A)	1,110	14,763
Movado Group, Inc.	1,758	73,660
Oxford Industries, Inc.	7,156	645,471
Perry Ellis International, Inc. (A)	2,088	57,065
Rocky Brands, Inc.	1,478	41,827
Superior Group of Companies, Inc.	663	12,610
Unifi, Inc. (A)	2,910	82,440
Vera Bradley, Inc. (A)	2,034	31,039
		1,497,698
		20,636,279
Consumer staples – 2.9%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	47,562
Food and staples retailing – 1.0%
Casey’s General Stores, Inc.	448	57,841
Ingles Markets, Inc., Class A	2,495	85,454
Natural Grocers by Vitamin
Cottage, Inc. (A)	1,014	17,126
Performance Food Group Company (A)	1,293	43,057
PriceSmart, Inc.	5,241	424,259
Rite Aid Corp. (A)(B)	12,486	15,982
Smart & Final Stores, Inc. (A)	1,985	11,315
SpartanNash Company	4,194	84,132
SUPERVALU, Inc. (A)	2,356	75,910
The Andersons, Inc.	3,784	142,468
The Chefs’ Warehouse, Inc. (A)	1,493	54,271
United Natural Foods, Inc. (A)	3,818	114,349
US Foods Holding Corp. (A)	11,025	339,791
Village Super Market, Inc., Class A	685	18,632
Weis Markets, Inc.	3,071	133,281
		1,617,868
Food products – 1.3%
Alico, Inc.	341	11,526
B&G Foods, Inc. (B)	1,941	53,280
Bunge, Ltd.	4,601	316,135
Cal-Maine Foods, Inc.	300	14,490
Darling Ingredients, Inc. (A)	13,547	261,728
Dean Foods Company	8,717	61,891
Farmer Brothers Company (A)	1,069	28,222
Fresh Del Monte Produce, Inc.	3,135	106,245
Hostess Brands, Inc. (A)	3,408	37,727
Ingredion, Inc.	1,507	158,175
John B. Sanfilippo & Son, Inc.	787	56,176
Landec Corp. (A)	3,130	45,072
Limoneira Company	199	5,196
Pilgrim’s Pride Corp. (A)	876	15,847
Post Holdings, Inc. (A)(B)	4,039	395,984
Sanderson Farms, Inc.	2,059	212,839
Seaboard Corp.	58	215,182
Seneca Foods Corp., Class A (A)	1,409	47,483
TreeHouse Foods, Inc. (A)	2,369	113,357
		2,156,555
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	55,970
Central Garden & Pet Company,
Class A (A)	4,142	137,266
Oil-Dri Corp. of America	531	20,475
Orchids Paper Products Company (A)(B)	1,176	3,881
Spectrum Brands Holdings, Inc.	639	47,746
		265,338
Personal products – 0.3%
Coty, Inc., Class A	22,368	280,942
Inter Parfums, Inc.	1,604	103,378
Mannatech, Inc.	276	5,561
Natural Alternatives
International, Inc. (A)	200	1,960
		391,841
Tobacco – 0.1%
Universal Corp.	2,175	141,375
		4,620,539
Energy – 6.9%
Energy equipment and services – 2.6%
Archrock, Inc.	9,027	110,129
Basic Energy Services, Inc. (A)	1,957	19,550
Bristow Group, Inc. (A)	4,775	57,921
CARBO Ceramics, Inc. (A)(B)	883	6,402
Dawson Geophysical Company (A)	3,948	24,438
Dril-Quip, Inc. (A)	3,610	188,623
Ensco PLC, Class A (B)	25,374	214,157
Era Group, Inc. (A)	4,560	56,316
Exterran Corp. (A)	4,737	125,673
Forum Energy Technologies, Inc. (A)	6,662	68,952
Frank’s International NV (A)(B)	1,421	12,334
Geospace Technologies Corp. (A)	516	7,069
Gulf Island Fabrication, Inc.	3,019	30,039
Helix Energy Solutions Group, Inc. (A)	14,129	139,595
Helmerich & Payne, Inc.	8,012	550,985
Hornbeck Offshore Services, Inc. (A)	5,300	31,164
Keane Group, Inc. (A)	770	9,525
KLX Energy Services Holdings, Inc. (A)	1,866	59,718
Matrix Service Company (A)	2,731	67,319
McDermott International, Inc. (A)	10,254	188,981
Mitcham Industries, Inc. (A)	2,431	10,089
Nabors Industries, Ltd.	29,897	184,166
Natural Gas Services Group, Inc. (A)	2,620	55,282
Newpark Resources, Inc. (A)	12,359	127,916

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Noble Corp. PLC (A)	17,780	$124,993
Oceaneering International, Inc. (A)	8,109	223,808
Oil States International, Inc. (A)	4,041	134,161
Parker Drilling Company (A)	1,485	4,425
Patterson-UTI Energy, Inc.	14,112	241,456
PHI, Inc. (A)	443	4,031
PHI, Inc., Non-Voting Shares (A)	2,850	26,619
Pioneer Energy Services Corp. (A)	7,371	21,744
ProPetro Holding Corp. (A)	1,331	21,948
RigNet, Inc. (A)	208	4,233
Rowan Companies PLC, Class A (A)	12,998	244,752
SEACOR Holdings, Inc. (A)	2,419	119,523
SEACOR Marine Holdings, Inc. (A)	2,432	55,036
Superior Energy Services, Inc. (A)	14,062	136,964
TETRA Technologies, Inc. (A)	4,581	20,660
Tidewater, Inc. (A)	391	12,195
Transocean, Ltd. (A)(B)	13,252	184,865
U.S. Silica Holdings, Inc. (B)	4,282	80,630
Unit Corp. (A)	6,259	163,110
		4,171,496
Oil, gas and consumable fuels – 4.3%
Adams Resources & Energy, Inc.	724	30,741
Alta Mesa Resources, Inc. (A)	1,844	7,708
Antero Resources Corp. (A)	20,791	368,209
Arch Coal, Inc., Class A	1,502	134,279
Ardmore Shipping Corp. (A)	1,174	7,631
Bonanza Creek Energy, Inc. (A)	1,183	35,230
Callon Petroleum Company (A)	13,440	161,146
Centennial Resource Development, Inc.,
Class A (A)(B)	9,699	211,923
Cimarex Energy Company	1,455	135,228
Clean Energy Fuels Corp. (A)	11,526	29,968
Cloud Peak Energy, Inc. (A)	6,658	15,313
CNX Resources Corp. (A)	18,164	259,927
CONSOL Energy, Inc. (A)	2,270	92,639
Contango Oil & Gas Company (A)	3,786	23,397
CVR Energy, Inc.	1,541	61,979
Delek US Holdings, Inc.	6,745	286,190
Denbury Resources, Inc. (A)	19,778	122,624
DHT Holdings, Inc.	3,733	17,545
Dorian LPG, Ltd. (A)	2,153	17,159
Eclipse Resources Corp. (A)	9,240	10,996
Energy XXI Gulf Coast, Inc. (A)	1,437	12,013
EnLink Midstream LLC	4,505	74,107
Extraction Oil & Gas, Inc. (A)	3,404	38,431
GasLog, Ltd.	2,719	53,700
Green Plains, Inc.	5,268	90,610
Gulfport Energy Corp. (A)	10,592	110,263
Halcon Resources Corp. (A)	4,689	20,960
HighPoint Resources Corp. (A)	7,216	35,214
International Seaways, Inc. (A)	1,434	28,709
Laredo Petroleum, Inc. (A)	1,132	9,248
Matador Resources Company (A)	22,611	747,294
Midstates Petroleum Company, Inc. (A)	1,038	9,249
Murphy Oil Corp.	14,395	479,929
NACCO Industries, Inc., Class A	700	22,925
Oasis Petroleum, Inc. (A)	18,941	268,583
Overseas Shipholding Group, Inc.,
Class A (A)	861	2,712
Pacific Ethanol, Inc. (A)	2,656	5,046
Panhandle Oil and Gas, Inc., Class A	557	10,277
Par Pacific Holdings, Inc. (A)	1,947	39,719
Parsley Energy, Inc., Class A (A)	2,123	62,098
PBF Energy, Inc., Class A	9,324	465,361
PDC Energy, Inc. (A)	4,532	221,887
Peabody Energy Corp.	6,070	216,335
Penn Virginia Corp. (A)	651	52,432
QEP Resources, Inc. (A)	13,169	149,073
Range Resources Corp.	13,645	231,829
Renewable Energy Group, Inc. (A)	4,097	117,994
REX American Resources Corp. (A)	268	20,247
Ring Energy, Inc. (A)	2,739	27,143
SandRidge Energy, Inc. (A)	1,746	18,979
Scorpio Tankers, Inc.	16,932	34,033
SemGroup Corp., Class A	4,266	94,065
Ship Finance International, Ltd.	2,030	28,217
SilverBow Resources, Inc. (A)	324	8,641
SM Energy Company	6,189	195,139
Southwestern Energy Company (A)	8,356	42,699
SRC Energy, Inc. (A)	18,334	162,989
Teekay Corp.	286	1,928
Teekay Tankers, Ltd., Class A (B)	9,278	9,165
Whiting Petroleum Corp. (A)	4,753	252,099
World Fuel Services Corp.	3,769	104,326
WPX Energy, Inc. (A)	17,009	342,221
		6,947,721
		11,119,217
Financials – 21.6%
Banks – 11.6%
1st Source Corp.	2,392	125,867
Access National Corp.	443	12,010
Allegiance Bancshares, Inc. (A)	308	12,844
American National Bankshares, Inc.	991	38,649
American River Bankshares	2,249	34,455
Ameris Bancorp	15,426	704,968
Arrow Financial Corp.	416	15,396
Associated Banc-Corp.	16,632	432,432
Atlantic Capital Bancshares, Inc. (A)	667	11,172
Banc of California, Inc. (B)	1,420	26,838
BancFirst Corp.	1,658	99,397
BancorpSouth Bank	2,714	88,748
Bank of Commerce Holdings	3,606	43,993
Bank of Marin Bancorp	271	22,737
Bank OZK	2,658	100,898
BankUnited, Inc.	1,829	64,747
Banner Corp.	3,129	194,530
Bar Harbor Bankshares	2,109	60,570
BCB Bancorp, Inc.	1,477	20,456
Berkshire Hills Bancorp, Inc.	3,493	142,165
Blue Hills Bancorp, Inc.	1,249	30,101
BOK Financial Corp. (B)	844	82,104
Boston Private Financial Holdings, Inc.	7,971	108,804
Bridge Bancorp, Inc.	1,057	35,092
Brookline Bancorp, Inc.	7,510	125,417
Bryn Mawr Bank Corp.	1,969	92,346
C&F Financial Corp.	627	36,836
California First National Bancorp	1,653	27,605
Camden National Corp.	1,722	74,804
Capital City Bank Group, Inc.	1,865	43,529
Carolina Financial Corp.	1,115	42,058
CenterState Bank Corp.	898	25,189
Central Pacific Financial Corp.	2,960	78,233
Century Bancorp, Inc., Class A	836	60,401
Chemical Financial Corp.	3,971	212,051
Chemung Financial Corp.	966	40,987
CIT Group, Inc.	4,212	217,381
City Holding Company	612	47,002
Civista Bancshares, Inc.	514	12,382
CNB Financial Corp.	1,962	56,623

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Columbia Banking System, Inc.	4,774	$185,088
Community Bank System, Inc.	3,093	188,890
Community Trust Bancorp, Inc.	1,888	87,509
ConnectOne Bancorp, Inc.	1,273	30,234
Customers Bancorp, Inc. (A)	2,391	56,260
CVB Financial Corp.	2,662	59,416
Eagle Bancorp, Inc. (A)	1,535	77,671
Enterprise Bancorp, Inc.	246	8,460
Enterprise Financial Services Corp.	1,453	77,082
Equity Bancshares, Inc., Class A (A)	697	27,364
FCB Financial Holdings, Inc.,
Class A (A)	2,022	95,843
Fidelity Southern Corp.	3,081	76,347
Financial Institutions, Inc.	1,481	46,503
First Bancorp	3,205	129,835
First BanCorp (PR) (A)	25,069	228,128
First Bancorp, Inc.	1,769	51,248
First Busey Corp.	841	26,113
First Business Financial Services, Inc.	1,366	31,664
First Citizens BancShares, Inc., Class A	550	248,754
First Commonwealth Financial Corp.	10,189	164,450
First Community Bancshares, Inc.	2,201	74,570
First Connecticut Bancorp, Inc.	1,636	48,344
First Financial Bancorp	9,165	272,201
First Financial Corp.	1,128	56,626
First Financial Northwest, Inc.	1,100	18,227
First Foundation, Inc. (A)	1,677	26,195
First Hawaiian, Inc.	362	9,832
First Horizon National Corp.	12,649	218,322
First Internet Bancorp	377	11,480
First Interstate BancSystem, Inc.,
Class A	1,946	87,181
First Merchants Corp.	3,883	174,696
First Mid-Illinois Bancshares, Inc.	349	14,075
First Midwest Bancorp, Inc.	7,500	199,425
First Northwest Bancorp (A)	800	12,320
Flushing Financial Corp.	3,421	83,472
FNB Corp.	18,182	231,275
Franklin Financial Network, Inc. (A)	633	24,750
Fulton Financial Corp.	13,097	218,065
German American Bancorp, Inc.	302	10,655
Great Southern Bancorp, Inc.	1,329	73,560
Great Western Bancorp, Inc.	3,593	151,589
Green Bancorp, Inc.	558	12,332
Guaranty Bancorp	1,184	35,165
Hancock Whitney Corp.	7,019	333,753
Hanmi Financial Corp.	3,082	76,742
Heartland Financial USA, Inc.	2,428	140,945
Heritage Commerce Corp.	2,225	33,197
Heritage Financial Corp.	1,481	52,057
Hilltop Holdings, Inc.	6,466	130,419
Home BancShares, Inc.	618	13,534
HomeTrust Bancshares, Inc. (A)	560	16,324
Hope Bancorp, Inc.	11,326	183,141
Horizon Bancorp, Inc.	3,249	64,168
IBERIABANK Corp.	3,855	313,604
Independent Bank Corp. (MA)	823	67,980
Independent Bank Corp. (MI)	206	4,872
Independent Bank Group, Inc.	947	62,786
International Bancshares Corp.	6,427	289,215
Investors Bancorp, Inc.	27,334	335,388
Lakeland Bancorp, Inc.	4,261	76,911
LegacyTexas Financial Group, Inc.	3,613	153,914
Macatawa Bank Corp.	5,091	59,616
MB Financial, Inc.	3,715	171,299
MBT Financial Corp.	3,223	36,420
Mercantile Bank Corp.	1,266	42,246
Midland States Bancorp, Inc.	670	21,507
MidSouth Bancorp, Inc.	1,822	28,059
MidWestOne Financial Group, Inc.	1,343	44,735
National Bank Holdings Corp., Class A	1,336	50,300
National Commerce Corp. (A)	524	21,641
NBT Bancorp, Inc.	3,823	146,727
Nicolet Bankshares, Inc. (A)	565	30,798
Northrim BanCorp, Inc.	1,530	63,572
Norwood Financial Corp.	1,188	46,522
OFG Bancorp	6,515	105,217
Old Line Bancshares, Inc.	601	19,016
Old National Bancorp	12,650	244,145
Old Second Bancorp, Inc.	2,721	42,039
Opus Bank	1,848	50,635
Pacific Mercantile Bancorp (A)	762	7,125
Pacific Premier Bancorp, Inc. (A)	268	9,970
PacWest Bancorp	9,702	462,300
Peapack Gladstone Financial Corp.	1,625	50,196
Penns Woods Bancorp, Inc.	792	34,412
Peoples Bancorp, Inc.	2,153	75,420
People’s United Financial, Inc.	31,452	538,458
People’s Utah Bancorp	518	17,586
Pinnacle Financial Partners, Inc.	13,656	821,408
Popular, Inc.	7,939	406,874
Premier Financial Bancorp, Inc.	2,821	52,160
Prosperity Bancshares, Inc.	6,185	428,930
QCR Holdings, Inc.	1,211	49,469
Renasant Corp.	4,029	166,035
Republic Bancorp, Inc., Class A	1,724	79,476
S&T Bancorp, Inc.	3,436	148,985
Sandy Spring Bancorp, Inc.	2,800	110,068
Seacoast Banking Corp. of Florida (A)	1,191	34,777
Shore Bancshares, Inc.	2,225	39,650
Sierra Bancorp	2,175	62,858
Signature Bank	1,617	185,696
Simmons First National Corp., Class A	6,232	183,532
South State Corp.	2,627	215,414
Southern First Bancshares, Inc. (A)	237	9,314
Southern National Bancorp of
Virginia, Inc.	3,850	62,370
Southside Bancshares, Inc.	374	13,015
State Bank Financial Corp.	2,215	66,849
Sterling Bancorp	11,335	249,370
TCF Financial Corp.	11,539	274,744
Texas Capital Bancshares, Inc. (A)	6,225	514,496
The Bancorp, Inc. (A)	4,825	46,272
The First Bancshares, Inc.	311	12,145
The First of Long Island Corp.	1,039	22,598
TierOne Corp. (A)(C)	2,328	1
Towne Bank	4,414	136,172
TriCo Bancshares	721	27,845
TriState Capital Holdings, Inc. (A)	1,242	34,279
Triumph Bancorp, Inc. (A)	997	38,085
Trustmark Corp.	6,295	211,827
Umpqua Holdings Corp.	19,768	411,174
Union Bankshares Corp.	4,542	175,003
United Bankshares, Inc.	5,846	212,502
United Community Banks, Inc.	5,084	141,793
Univest Corp. of Pennsylvania	2,460	65,067
Valley National Bancorp	20,233	227,621
Veritex Holdings, Inc. (A)	1,134	32,047
Washington Trust Bancorp, Inc.	635	35,116
WesBanco, Inc.	5,689	253,616

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wintrust Financial Corp.	1,362	$115,688
		18,806,285
Capital markets – 1.4%
Associated Capital Group, Inc., Class A	265	11,276
Blucora, Inc. (A)	6,814	274,264
Cowen, Inc. (A)(B)	5,088	82,934
GAIN Capital Holdings, Inc. (B)	2,895	18,818
Greenhill & Company, Inc.	1,036	27,299
Houlihan Lokey, Inc.	9,828	441,572
INTL. FCStone, Inc. (A)	1,705	82,386
Investment Technology Group, Inc.	2,461	53,305
Janus Henderson Group PLC	10,100	272,296
Legg Mason, Inc.	8,654	270,264
Oppenheimer Holdings, Inc., Class A	1,974	62,378
Piper Jaffray Companies	686	52,376
Stifel Financial Corp.	10,534	539,973
Virtus Investment Partners, Inc.	418	47,548
Waddell & Reed Financial, Inc.,
Class A (B)	5,265	111,513
		2,348,202
Consumer finance – 1.2%
Asta Funding, Inc.	344	1,359
Encore Capital Group, Inc. (A)(B)	14,689	526,601
Enova International, Inc. (A)	1,914	55,123
EZCORP, Inc., Class A (A)	3,087	33,031
Green Dot Corp., Class A (A)	1,200	106,584
LendingClub Corp. (A)	16,460	63,865
Navient Corp.	25,265	340,572
Nelnet, Inc., Class A	3,424	195,750
Nicholas Financial, Inc. (A)	75	886
OneMain Holdings, Inc. (A)	3,084	103,653
PRA Group, Inc. (A)	1,882	67,752
Regional Management Corp. (A)	573	16,520
Santander Consumer USA Holdings, Inc.	18,561	371,962
World Acceptance Corp. (A)	618	70,674
		1,954,332
Diversified financial services – 0.3%
Cannae Holdings, Inc. (A)	2,391	50,091
Marlin Business Services Corp.	1,698	48,987
NewStar Financial, Inc. (A)(C)	5,739	1,490
On Deck Capital, Inc. (A)	2,096	15,867
Voya Financial, Inc.	7,397	367,409
		483,844
Insurance – 5.3%
Ambac Financial Group, Inc. (A)	1,536	31,365
American Equity Investment Life
Holding Company	8,399	296,989
American National Insurance Company	1,733	224,060
AMERISAFE, Inc.	202	12,514
AmTrust Financial Services, Inc.	9,166	133,090
Argo Group International Holdings, Ltd.	3,591	226,413
Aspen Insurance Holdings, Ltd.	6,285	262,713
Assurant, Inc.	5,658	610,781
Assured Guaranty, Ltd.	10,152	428,719
Athene Holding, Ltd., Class A (A)	5,151	266,101
Axis Capital Holdings, Ltd.	3,625	209,199
CNO Financial Group, Inc.	16,225	344,295
Donegal Group, Inc., Class A	2,876	40,868
EMC Insurance Group, Inc.	2,830	69,958
Employers Holdings, Inc.	2,717	123,080
Enstar Group, Ltd. (A)	779	162,422
Everest Re Group, Ltd.	86	19,648
FBL Financial Group, Inc., Class A	3,170	238,543
FedNat Holding Company	1,090	27,773
First American Financial Corp.	1,758	90,695
Genworth Financial, Inc., Class A (A)	14,291	59,593
Global Indemnity, Ltd.	2,390	90,103
Greenlight Capital Re, Ltd., Class A (A)	2,616	32,438
Hallmark Financial Services, Inc. (A)	4,008	44,088
HCI Group, Inc.	297	12,994
Heritage Insurance Holdings, Inc.	16,115	238,824
Horace Mann Educators Corp.	3,837	172,281
Independence Holding Company	2,647	95,027
Investors Title Company	189	31,733
James River Group Holdings, Ltd.	653	27,831
Kemper Corp.	5,958	479,321
Maiden Holdings, Ltd.	7,320	20,862
MBIA, Inc. (A)	10,848	115,965
Mercury General Corp.	2,413	121,036
National General Holdings Corp.	6,267	168,206
National Western Life Group, Inc.,
Class A	221	70,543
Old Republic International Corp.	20,494	458,656
ProAssurance Corp.	2,100	98,595
Protective Insurance Corp., Class B	1,154	26,484
Reinsurance Group of America, Inc.	2,914	421,248
RenaissanceRe Holdings, Ltd.	1,050	140,259
Safety Insurance Group, Inc.	1,060	94,976
Selective Insurance Group, Inc.	3,303	209,741
State Auto Financial Corp.	4,187	127,871
Stewart Information Services Corp.	2,162	97,312
The Hanover Insurance Group, Inc.	2,415	297,939
The Navigators Group, Inc.	3,413	235,838
Third Point Reinsurance, Ltd. (A)	2,292	29,796
United Fire Group, Inc.	2,597	131,850
United Insurance Holdings Corp.	1,482	33,167
Unum Group	9,503	371,282
White Mountains Insurance Group, Ltd.	148	138,509
		8,513,594
Thrifts and mortgage finance – 1.8%
BankFinancial Corp.	2,146	34,207
Beneficial Bancorp, Inc.	4,499	76,033
Capitol Federal Financial, Inc.	13,078	166,614
Dime Community Bancshares, Inc.	3,601	64,278
ESSA Bancorp, Inc.	897	14,585
Federal Agricultural Mortgage Corp.,
Class C	1,163	83,945
First Defiance Financial Corp.	2,220	66,844
Flagstar Bancorp, Inc. (A)	5,241	164,934
Hingham Institution for Savings	106	23,300
Home Bancorp, Inc.	902	39,219
HomeStreet, Inc. (A)	1,732	45,898
HopFed Bancorp, Inc.	1,799	31,483
Kearny Financial Corp.	5,361	74,250
Meridian Bancorp, Inc.	1,625	27,625
Meta Financial Group, Inc.	965	79,757
New York Community Bancorp, Inc.	28,861	299,289
NMI Holdings, Inc., Class A (A)	3,254	73,703
Northfield Bancorp, Inc.	4,819	76,718
Northwest Bancshares, Inc.	8,845	153,195
OceanFirst Financial Corp.	1,393	37,917
Oritani Financial Corp.	4,658	72,432
PHH Corp. (A)	4,488	49,323
Provident Financial Holdings, Inc.	1,778	32,537
Provident Financial Services, Inc.	4,435	108,879
Prudential Bancorp, Inc.	1,696	29,358
Radian Group, Inc.	9,531	197,006
Riverview Bancorp, Inc.	5,483	48,470

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
SI Financial Group, Inc.	2,433	$34,062
Southern Missouri Bancorp, Inc.	1,012	37,717
Territorial Bancorp, Inc.	1,722	50,885
TrustCo Bank Corp.	9,134	77,639
United Community Financial Corp.	4,635	44,820
United Financial Bancorp, Inc.	4,950	83,309
Walker & Dunlop, Inc.	1,551	82,017
Washington Federal, Inc.	2,236	71,552
Waterstone Financial, Inc.	3,099	53,148
Western New England Bancorp, Inc.	4,739	51,181
WMIH Corp. (A)	23,986	33,341
WSFS Financial Corp.	1,744	82,230
		2,873,700
		34,979,957
Health care – 11.8%
Biotechnology – 2.2%
Achillion Pharmaceuticals, Inc. (A)	10,940	40,259
Acorda Therapeutics, Inc. (A)	3,542	69,600
Adverum Biotechnologies, Inc. (A)	5,950	35,998
Aimmune Therapeutics, Inc. (A)	18,176	495,841
AMAG Pharmaceuticals, Inc. (A)	1,505	30,100
Amicus Therapeutics, Inc. (A)	49,904	603,339
Aptevo Therapeutics, Inc. (A)	2,502	12,710
Ardelyx, Inc. (A)	2,294	9,979
Calithera Biosciences, Inc. (A)	2,020	10,605
Celldex Therapeutics, Inc. (A)	7,652	3,451
Chimerix, Inc. (A)	2,352	9,149
Concert Pharmaceuticals, Inc. (A)	1,198	17,778
DBV Technologies SA, ADR (A)	13,491	303,008
Emergent BioSolutions, Inc. (A)	3,077	202,559
Five Prime Therapeutics, Inc. (A)	1,389	19,335
Global Blood Therapeutics, Inc. (A)	13,833	525,654
Immune Design Corp. (A)	1,267	4,371
Myriad Genetics, Inc. (A)	700	32,200
PDL BioPharma, Inc. (A)	10,320	27,142
Portola Pharmaceuticals, Inc. (A)	15,419	410,608
Prothena Corp. PLC (A)	779	10,189
Repligen Corp. (A)	952	52,798
Retrophin, Inc. (A)	17,676	507,831
Sierra Oncology, Inc. (A)	1,150	1,955
United Therapeutics Corp. (A)	1,627	208,061
Zafgen, Inc. (A)	88	1,029
		3,645,549
Health care equipment and supplies – 3.7%
AngioDynamics, Inc. (A)	6,177	134,288
Anika Therapeutics, Inc. (A)	234	9,870
AtriCure, Inc. (A)	18,670	654,010
Avanos Medical, Inc. (A)	3,800	260,300
Cardiovascular Systems, Inc. (A)	23,609	924,056
CONMED Corp.	2,290	181,414
CryoLife, Inc. (A)	2,980	104,896
FONAR Corp. (A)	463	11,529
Globus Medical, Inc., Class A (A)	18,655	1,058,858
Haemonetics Corp. (A)	2,060	236,035
ICU Medical, Inc. (A)	3,614	1,021,859
Integer Holdings Corp. (A)	3,335	276,638
Invacare Corp.	3,396	49,412
Kewaunee Scientific Corp.	83	2,615
LivaNova PLC (A)	1,097	135,995
Merit Medical Systems, Inc. (A)	3,244	199,344
Natus Medical, Inc. (A)	1,013	36,113
Orthofix Medical, Inc. (A)	241	13,932
RTI Surgical, Inc. (A)	4,931	22,190
SeaSpine Holdings Corp. (A)	580	9,025
Wright Medical Group NV (A)	20,795	603,471
		5,945,850
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	14,067	495,158
Aceto Corp.	2,914	6,586
Addus HomeCare Corp. (A)	1,724	120,939
Brookdale Senior Living, Inc. (A)	14,058	138,190
Cross Country Healthcare, Inc. (A)	2,734	23,868
Digirad Corp.	3,100	4,650
Diplomat Pharmacy, Inc. (A)	1,242	24,107
Envision Healthcare Corp. (A)	7,326	335,018
Five Star Senior Living, Inc. (A)	1,834	1,577
LHC Group, Inc. (A)	8,487	874,076
LifePoint Health, Inc. (A)	4,269	274,924
Magellan Health, Inc. (A)	2,490	179,405
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	5,228	243,938
National HealthCare Corp.	2,084	157,071
Owens & Minor, Inc.	5,919	97,782
Premier, Inc., Class A (A)	1,546	70,776
Select Medical Holdings Corp. (A)	13,278	244,315
Surgery Partners, Inc. (A)	814	13,431
The Ensign Group, Inc.	2,399	90,970
The Providence Service Corp. (A)	887	59,677
Triple-S Management Corp., Class B (A)	2,626	49,605
		3,507,966
Health care technology – 0.7%
Allscripts Healthcare Solutions, Inc. (A)	9,018	128,507
Evolent Health, Inc., Class A (A)(B)	1,142	32,433
HealthStream, Inc.	1,369	42,453
HMS Holdings Corp. (A)	3,857	126,548
Medidata Solutions, Inc. (A)	11,602	850,543
Micron Solutions, Inc. (A)	200	700
NextGen Healthcare, Inc. (A)	878	17,630
		1,198,814
Life sciences tools and services – 1.0%
Bruker Corp.	11,370	380,327
Harvard Bioscience, Inc. (A)	6,562	34,451
Luminex Corp.	2,011	60,953
Medpace Holdings, Inc. (A)	300	17,973
Syneos Health, Inc. (A)	20,522	1,057,909
		1,551,613
Pharmaceuticals – 2.0%
Amneal Pharmaceuticals, Inc. (A)	32,035	710,857
Amphastar Pharmaceuticals, Inc. (A)	2,759	53,083
Assertio Therapeutics, Inc. (A)	2,796	16,440
Catalent, Inc. (A)	21,229	966,981
Cumberland Pharmaceuticals, Inc. (A)	956	5,459
Dova Pharmaceuticals, Inc. (A)	19,810	415,416
Endo International PLC (A)	11,035	185,719
Mallinckrodt PLC (A)	6,663	195,293
Melinta Therapeutics, Inc. (A)	1,105	4,365
Otonomy, Inc. (A)	1,716	4,719
Prestige Consumer Healthcare, Inc. (A)	1,934	73,279
Taro Pharmaceutical Industries, Ltd. (A)	303	29,785
Tetraphase Pharmaceuticals, Inc. (A)	3,172	8,755
Zogenix, Inc. (A)	12,239	607,054
		3,277,205
		19,126,997
Industrials – 20.6%
Aerospace and defense – 1.9%
AAR Corp.	21,951	1,051,213
Aerovironment, Inc. (A)	547	61,357

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
CPI Aerostructures, Inc. (A)	1,400	$11,690
Cubic Corp.	9,093	664,244
Ducommun, Inc. (A)	2,274	92,870
Engility Holdings, Inc. (A)	2,470	88,895
Esterline Technologies Corp. (A)	2,214	201,363
KLX, Inc. (A)	4,664	292,806
Mercury Systems, Inc. (A)	3,184	176,139
Moog, Inc., Class A	2,330	200,310
National Presto Industries, Inc. (B)	244	31,635
SIFCO Industries, Inc. (A)	1,000	5,050
Sparton Corp. (A)	2,053	29,625
The KeyW Holding Corp. (A)(B)	1,918	16,610
Triumph Group, Inc.	3,725	86,793
Vectrus, Inc. (A)	608	18,964
Wesco Aircraft Holdings, Inc. (A)	7,177	80,741
		3,110,305
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	1,682	36,113
Atlas Air Worldwide Holdings, Inc. (A)	2,943	187,616
Echo Global Logistics, Inc. (A)	2,257	69,854
Forward Air Corp.	1,054	75,572
Hub Group, Inc., Class A (A)	3,911	178,342
Radiant Logistics, Inc. (A)	1,875	11,081
		558,578
Airlines – 1.0%
Alaska Air Group, Inc.	5,439	374,530
Copa Holdings SA, Class A	905	72,255
Hawaiian Holdings, Inc.	2,263	90,746
JetBlue Airways Corp. (A)	26,452	512,111
SkyWest, Inc.	4,751	279,834
Spirit Airlines, Inc. (A)	5,299	248,894
		1,578,370
Building products – 1.0%
American Woodmark Corp. (A)	200	15,690
Apogee Enterprises, Inc.	1,785	73,756
Armstrong Flooring, Inc. (A)	1,831	33,141
CSW Industrials, Inc. (A)	571	30,663
Gibraltar Industries, Inc. (A)	3,659	166,850
Griffon Corp.	3,371	54,442
Insteel Industries, Inc.	1,989	71,365
JELD-WEN Holding, Inc. (A)	10,577	260,829
Masonite International Corp. (A)	1,546	99,099
Owens Corning	4,311	233,958
Quanex Building Products Corp.	3,929	71,508
Simpson Manufacturing Company, Inc.	2,885	209,047
Universal Forest Products, Inc.	6,426	227,031
USG Corp. (A)	2,274	98,487
		1,645,866
Commercial services and supplies – 2.1%
ABM Industries, Inc.	6,128	197,628
ACCO Brands Corp.	7,990	90,287
Acme United Corp.	733	15,598
ARC Document Solutions, Inc. (A)	3,098	8,798
Brady Corp., Class A	2,861	125,169
CECO Environmental Corp. (A)	1,395	10,993
Civeo Corp. (A)	8,078	33,524
Clean Harbors, Inc. (A)	3,224	230,774
Deluxe Corp.	836	47,602
Ennis, Inc.	3,208	65,604
Essendant, Inc.	3,431	43,985
Healthcare Services Group, Inc.	10,691	434,268
Heritage-Crystal Clean, Inc. (A)	1,877	40,074
HNI Corp.	980	43,355
Hudson Technologies, Inc. (A)(B)	3,750	4,800
LSC Communications, Inc.	1,500	16,590
Matthews International Corp., Class A	1,190	59,679
McGrath RentCorp	3,033	165,208
Mobile Mini, Inc.	4,727	207,279
Multi-Color Corp.	508	31,623
NL Industries, Inc. (A)	3,260	19,560
PICO Holdings, Inc. (A)	2,493	31,287
Ritchie Brothers Auctioneers, Inc.	22,349	807,469
SP Plus Corp. (A)	1,277	46,611
Steelcase, Inc., Class A	4,596	85,026
Team, Inc. (A)(B)	2,106	47,385
Tetra Tech, Inc.	3,755	256,467
UniFirst Corp.	441	76,580
Viad Corp.	2,118	125,492
Virco Manufacturing Corp.	1,200	5,820
VSE Corp.	1,368	45,322
		3,419,857
Construction and engineering – 2.0%
AECOM (A)	14,815	483,858
Aegion Corp. (A)	3,621	91,901
Ameresco, Inc., Class A (A)	5,087	69,438
Argan, Inc.	604	25,972
Dycom Industries, Inc. (A)	4,441	375,709
EMCOR Group, Inc.	1,527	114,693
Granite Construction, Inc.	4,459	203,776
Great Lakes Dredge & Dock Corp. (A)	13,300	82,460
IES Holdings, Inc. (A)	237	4,622
Jacobs Engineering Group, Inc.	6,255	478,508
KBR, Inc.	8,336	176,140
MasTec, Inc. (A)	4,355	194,451
MYR Group, Inc. (A)	2,443	79,740
Northwest Pipe Company (A)	1,706	33,694
NV5 Global, Inc. (A)	290	25,143
Orion Group Holdings, Inc. (A)	4,263	32,186
Primoris Services Corp.	3,474	86,225
Quanta Services, Inc. (A)	13,216	441,150
Sterling Construction Company, Inc. (A)	3,771	54,001
Tutor Perini Corp. (A)	6,222	116,974
Valmont Industries, Inc.	424	58,724
		3,229,365
Electrical equipment – 0.9%
Acuity Brands, Inc.	197	30,968
Allied Motion Technologies, Inc.	600	32,658
AZZ, Inc.	1,638	82,719
Encore Wire Corp.	2,766	138,577
LSI Industries, Inc.	4,131	19,003
nVent Electric PLC	3,026	82,186
Powell Industries, Inc.	1,244	45,107
Preformed Line Products Company	984	69,156
Regal Beloit Corp.	3,866	318,752
Sunrun, Inc. (A)	1,551	19,294
Thermon Group Holdings, Inc. (A)	21,138	544,938
Ultralife Corp. (A)	1,984	16,170
		1,399,528
Industrial conglomerates – 0.0%
Carlisle Companies, Inc.	579	70,522
Machinery – 4.6%
Actuant Corp., Class A	1,269	35,405
AGCO Corp.	4,860	295,439
Alamo Group, Inc.	1,644	150,607
Albany International Corp., Class A	568	45,156
Altra Industrial Motion Corp.	242	9,995
American Railcar Industries, Inc.	2,426	111,839

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Astec Industries, Inc.	2,911	$146,744
Barnes Group, Inc.	2,872	203,998
Briggs & Stratton Corp.	4,976	95,688
Chart Industries, Inc. (A)	3,324	260,369
CIRCOR International, Inc.	1,614	76,665
Colfax Corp. (A)	8,935	322,196
Columbus McKinnon Corp.	2,978	117,750
DMC Global, Inc.	960	39,168
EnPro Industries, Inc.	503	36,684
ESCO Technologies, Inc.	2,987	203,265
Federal Signal Corp.	6,669	178,596
Franklin Electric Company, Inc.	2,824	133,434
FreightCar America, Inc. (A)	735	11,811
Gencor Industries, Inc. (A)	2,100	25,305
Graham Corp.	333	9,381
Hurco Companies, Inc.	1,054	47,535
Hyster-Yale Materials Handling, Inc.	970	59,684
ITT, Inc.	3,867	236,892
John Bean Technologies Corp.	6,310	752,783
Kadant, Inc.	218	23,511
Kennametal, Inc.	1,872	81,544
LB Foster Company, Class A (A)	1,699	34,914
Lydall, Inc. (A)	338	14,568
Miller Industries, Inc.	2,106	56,651
Mueller Industries, Inc.	459	13,302
NN, Inc.	2,376	37,066
Oshkosh Corp.	785	55,923
Park-Ohio Holdings Corp.	749	28,724
Perma-Pipe International
Holdings, Inc. (A)	1,100	10,010
Rexnord Corp. (A)	1,671	51,467
Snap-on, Inc.	768	141,005
Spartan Motors, Inc.	50,637	746,896
SPX FLOW, Inc. (A)	2,346	121,992
Sun Hydraulics Corp.	9,282	508,468
Terex Corp.	1,593	63,577
The Eastern Company	1,471	41,776
The Gorman-Rupp Company	826	30,149
The Greenbrier Companies, Inc.	3,369	202,477
The LS Starrett Company, Class A	1,530	9,180
The Manitowoc Company, Inc. (A)	2,882	69,139
The Timken Company	2,536	126,420
Titan International, Inc.	3,936	29,205
TriMas Corp. (A)	1,856	56,422
Trinity Industries, Inc.	12,930	473,755
Twin Disc, Inc. (A)(B)	1,650	38,016
Wabash National Corp. (B)	3,712	67,670
Woodward, Inc.	8,005	647,284
		7,387,500
Marine – 0.4%
Costamare, Inc.	3,754	24,363
Eagle Bulk Shipping, Inc. (A)	2,757	15,494
Genco Shipping & Trading, Ltd. (A)	1,028	14,392
Kirby Corp. (A)	5,111	420,380
Matson, Inc.	3,414	135,331
Scorpio Bulkers, Inc.	5,124	37,149
		647,109
Professional services – 2.7%
Acacia Research Corp. (A)	2,172	6,950
ASGN, Inc. (A)	2,840	224,161
CBIZ, Inc. (A)	7,630	180,831
CRA International, Inc.	1,251	62,825
Exponent, Inc.	21,495	1,152,132
Forrester Research, Inc.	13,397	614,922
FTI Consulting, Inc. (A)	3,487	255,214
GP Strategies Corp. (A)	1,125	18,956
Heidrick & Struggles International, Inc.	1,972	66,752
Hill International, Inc. (A)	3,275	13,428
Huron Consulting Group, Inc. (A)	1,611	79,583
ICF International, Inc.	2,238	168,857
InnerWorkings, Inc. (A)	3,056	24,204
Kelly Services, Inc., Class A	4,830	116,065
Korn/Ferry International	4,727	232,757
ManpowerGroup, Inc.	2,479	213,095
Mistras Group, Inc. (A)	1,232	26,697
Navigant Consulting, Inc.	5,797	133,679
Nielsen Holdings PLC	2,736	75,678
RCM Technologies, Inc.	300	1,281
Reis, Inc.	300	6,900
Resources Connection, Inc.	5,520	91,632
TrueBlue, Inc. (A)	2,519	65,620
WageWorks, Inc. (A)	11,983	512,273
		4,344,492
Road and rail – 1.6%
AMERCO	984	350,944
ArcBest Corp.	3,389	164,536
Covenant Transportation Group, Inc.,
Class A (A)	1,513	43,968
Genesee & Wyoming, Inc., Class A (A)	5,038	458,408
Hertz Global Holdings, Inc. (A)	3,023	49,366
Knight-Swift Transportation
Holdings, Inc.	15,800	544,784
Marten Transport, Ltd.	6,937	146,024
P.A.M. Transportation Services, Inc. (A)	975	63,463
Patriot Transportation Holding, Inc. (A)	450	8,600
Roadrunner Transportation
Systems, Inc. (A)	2,098	1,754
Ryder System, Inc.	4,908	358,628
Saia, Inc. (A)	2,207	168,725
Schneider National, Inc., Class B	2,862	71,493
USA Truck, Inc. (A)	1,375	27,816
Werner Enterprises, Inc.	5,765	203,793
		2,662,302
Trading companies and distributors – 2.0%
Air Lease Corp.	10,421	478,115
Aircastle, Ltd.	4,971	108,915
Beacon Roofing Supply, Inc. (A)	2,511	90,873
BMC Stock Holdings, Inc. (A)	2,274	42,410
CAI International, Inc. (A)	3,456	79,039
DXP Enterprises, Inc. (A)	967	38,748
GATX Corp.	3,661	317,006
Houston Wire & Cable Company (A)	3,039	23,400
Kaman Corp.	2,465	164,613
Lawson Products, Inc. (A)	591	20,035
MRC Global, Inc. (A)	2,745	51,524
Nexeo Solutions, Inc. (A)	3,165	38,771
NOW, Inc. (A)	9,114	150,837
Rush Enterprises, Inc., Class A	2,744	107,867
Rush Enterprises, Inc., Class B	1,862	74,275
SiteOne Landscape Supply, Inc. (A)	11,604	874,245
Textainer Group Holdings, Ltd. (A)	495	6,336
Titan Machinery, Inc. (A)	2,816	43,606
Transcat, Inc. (A)	1,532	35,006
Triton International, Ltd.	5,250	174,668
Veritiv Corp. (A)	889	32,360
WESCO International, Inc. (A)	4,092	251,453
Willis Lease Finance Corp. (A)	406	14,011
		3,218,113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	2,843	$131,148
		33,403,055
Information technology – 14.2%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	92,998
ARRIS International PLC (A)	9,314	242,071
BK Technologies, Inc.	2,100	8,505
Black Box Corp. (A)	2,530	2,606
Calix, Inc. (A)	5,847	47,361
Ciena Corp. (A)	2,401	75,007
CommScope Holding Company, Inc. (A)	400	12,304
Communications Systems, Inc.	1,800	5,040
Comtech Telecommunications Corp.	3,221	116,826
Digi International, Inc. (A)	4,813	64,735
EchoStar Corp., Class A (A)	4,430	205,419
Finisar Corp. (A)(B)	7,372	140,437
Harmonic, Inc. (A)	4,356	23,958
Infinera Corp. (A)	8,291	60,524
InterDigital, Inc.	1,773	141,840
NETGEAR, Inc. (A)	3,391	213,124
NetScout Systems, Inc. (A)	5,458	137,815
Optical Cable Corp. (A)	931	5,679
Ribbon Communications, Inc. (A)	1,083	7,397
TESSCO Technologies, Inc.	1,750	26,688
Viavi Solutions, Inc. (A)	6,600	74,844
		1,705,178
Electronic equipment, instruments and components – 4.2%
ADDvantage Technologies
Group, Inc. (A)	428	603
Anixter International, Inc. (A)	2,372	166,752
Arrow Electronics, Inc. (A)	9,245	681,541
Avnet, Inc.	12,911	578,025
AVX Corp.	14,148	255,371
Bel Fuse, Inc., Class B	1,641	43,487
Belden, Inc.	1,539	109,900
Benchmark Electronics, Inc.	5,463	127,834
CTS Corp.	3,310	113,533
Daktronics, Inc.	3,929	30,803
Electro Scientific Industries, Inc. (A)(B)	4,104	71,615
ePlus, Inc. (A)	950	88,065
Fabrinet (A)	3,520	162,835
FARO Technologies, Inc. (A)	838	53,925
Flex, Ltd. (A)	19,354	253,924
Frequency Electronics, Inc. (A)	1,783	18,490
II-VI, Inc. (A)	4,816	227,797
Insight Enterprises, Inc. (A)	3,865	209,058
Jabil, Inc.	15,148	410,208
KEMET Corp. (A)	4,206	78,021
Key Tronic Corp. (A)	1,900	14,535
Kimball Electronics, Inc. (A)	5,006	98,368
Knowles Corp. (A)	6,866	114,113
Methode Electronics, Inc.	1,177	42,607
MTS Systems Corp.	626	34,274
OSI Systems, Inc. (A)	1,504	114,770
PAR Technology Corp. (A)	1,123	24,953
Park Electrochemical Corp.	3,038	59,211
PC Connection, Inc.	3,391	131,876
PCM, Inc. (A)	1,784	34,877
Plexus Corp. (A)	3,089	180,737
RF Industries, Ltd.	120	852
Richardson Electronics, Ltd.	2,384	20,908
Rogers Corp. (A)	6,710	988,517
Sanmina Corp. (A)	7,035	194,166
ScanSource, Inc. (A)	2,542	101,426
SMTC Corp. (A)	653	1,887
SYNNEX Corp.	2,965	251,136
Tech Data Corp. (A)	3,522	252,070
TTM Technologies, Inc. (A)	11,753	186,990
Vishay Intertechnology, Inc.	12,996	264,469
Vishay Precision Group, Inc. (A)	1,686	63,056
		6,857,585
IT services – 2.0%
Acxiom Holdings, Inc. (A)	3,006	148,526
CACI International, Inc., Class A (A)	1,477	271,990
Cardtronics PLC, Class A (A)	2,839	89,826
Conduent, Inc. (A)	804	18,106
Convergys Corp.	7,764	184,317
EPAM Systems, Inc. (A)	8,755	1,205,564
ExlService Holdings, Inc. (A)	6,780	448,836
ManTech International Corp., Class A	2,961	187,431
MAXIMUS, Inc.	5,849	380,536
Perficient, Inc. (A)	2,608	69,503
Steel Connect, Inc. (A)	216	460
Sykes Enterprises, Inc. (A)	5,468	166,719
Virtusa Corp. (A)	607	32,602
		3,204,416
Semiconductors and semiconductor equipment – 3.0%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	44,996
Amkor Technology, Inc. (A)	19,605	144,881
Amtech Systems, Inc. (A)	2,404	12,837
Axcelis Technologies, Inc. (A)	3,360	66,024
AXT, Inc. (A)(B)	4,229	30,237
Brooks Automation, Inc.	5,447	190,808
Cabot Microelectronics Corp.	5,763	594,569
CEVA, Inc. (A)	663	19,061
Cirrus Logic, Inc. (A)	1,828	70,561
Cohu, Inc.	4,192	105,219
Cree, Inc. (A)	6,766	256,228
Diodes, Inc. (A)	3,753	124,937
DSP Group, Inc. (A)	1,726	20,539
First Solar, Inc. (A)	3,148	152,426
FormFactor, Inc. (A)	1,299	17,861
GSI Technology, Inc. (A)	3,507	24,198
Kulicke & Soffa Industries, Inc.	7,615	181,542
MACOM Technology Solutions
Holdings, Inc. (A)(B)	15,740	324,244
MKS Instruments, Inc.	2,338	187,391
Nanometrics, Inc. (A)	1,358	50,952
NeoPhotonics Corp. (A)	3,808	31,606
ON Semiconductor Corp. (A)	7,413	136,622
PDF Solutions, Inc. (A)	2,193	19,803
Photronics, Inc. (A)	10,302	101,475
Power Integrations, Inc.	9,652	610,006
Rambus, Inc. (A)	5,178	56,492
Rudolph Technologies, Inc. (A)	3,587	87,702
Sigma Designs, Inc. (A)	4,087	593
Silicon Laboratories, Inc. (A)	9,981	916,256
Synaptics, Inc. (A)	1,879	85,720
Ultra Clean Holdings, Inc. (A)	2,706	33,960
Veeco Instruments, Inc. (A)	2,996	30,709
Xcerra Corp. (A)	6,686	95,409
Xperi Corp.	1,956	29,047
		4,854,911
Software – 3.5%
Apptio, Inc., Class A (A)	12,055	445,553
Aware, Inc. (A)	2,160	7,776
Blackbaud, Inc.	7,459	756,939

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Bottomline Technologies, Inc. (A)	11,591	$842,782
HubSpot, Inc. (A)	6,213	937,852
LogMeIn, Inc.	627	55,866
MicroStrategy, Inc., Class A (A)	177	24,890
Mimecast, Ltd. (A)	20,653	864,948
Monotype Imaging Holdings, Inc.	1,489	30,078
OneSpan, Inc. (A)	1,667	31,756
Paylocity Holding Corp. (A)	8,876	712,920
Rapid7, Inc. (A)	22,523	831,549
RealNetworks, Inc. (A)	766	2,252
Seachange International, Inc. (A)	5,428	9,716
Synchronoss Technologies, Inc. (A)	2,743	18,104
The Rubicon Project, Inc. (A)	4,652	16,747
TiVo Corp.	6,381	79,443
Verint Systems, Inc. (A)	1,228	61,523
		5,730,694
Technology hardware, storage and peripherals – 0.4%
AstroNova, Inc.	1,439	31,082
Cray, Inc. (A)	2,355	50,633
Electronics For Imaging, Inc. (A)	5,466	186,281
Stratasys, Ltd. (A)(B)	2,906	67,158
Super Micro Computer, Inc. (A)	4,794	98,804
Xerox Corp.	8,939	241,174
		675,132
		23,027,916
Materials – 5.1%
Chemicals – 2.4%
American Vanguard Corp.	2,118	38,124
Ashland Global Holdings, Inc.	1,568	131,492
Balchem Corp.	9,276	1,039,747
Core Molding Technologies, Inc.	1,000	6,670
Flotek Industries, Inc. (A)(B)	1,771	4,250
FutureFuel Corp.	4,276	79,277
Hawkins, Inc.	730	30,259
HB Fuller Company	3,426	177,021
Huntsman Corp.	10,469	285,071
Innophos Holdings, Inc.	1,309	58,120
Innospec, Inc.	1,994	153,040
Intrepid Potash, Inc. (A)	5,049	18,126
KMG Chemicals, Inc.	1,034	78,129
Kraton Corp. (A)	3,085	145,458
LSB Industries, Inc. (A)	567	5,545
Minerals Technologies, Inc.	2,502	169,135
Olin Corp.	5,276	135,488
Platform Specialty Products Corp. (A)	14,525	181,127
PolyOne Corp.	18,637	814,810
Rayonier Advanced Materials, Inc.	800	14,744
Stepan Company	1,533	133,386
Trecora Resources (A)	2,774	38,836
Tredegar Corp.	1,654	35,809
Tronox, Ltd., Class A	4,982	59,535
		3,833,199
Construction materials – 0.0%
Summit Materials, Inc., Class A (A)	425	7,727
United States Lime & Minerals, Inc.	686	54,160
		61,887
Containers and packaging – 0.3%
Graphic Packaging Holding Company	12,264	171,819
Greif, Inc., Class A	1,678	90,041
Greif, Inc., Class B	498	28,710
Owens-Illinois, Inc. (A)	677	12,721
Sonoco Products Company	3,704	205,572
		508,863
Metals and mining – 1.5%
Alcoa Corp. (A)	5,186	209,514
Allegheny Technologies, Inc. (A)	4,065	120,121
Ampco-Pittsburgh Corp. (A)	1,644	9,700
Carpenter Technology Corp.	4,255	250,832
Century Aluminum Company (A)	6,579	78,751
Coeur Mining, Inc. (A)	5,562	29,645
Commercial Metals Company	5,611	115,138
Ferroglobe PLC	3,057	24,976
Friedman Industries, Inc.	1,511	14,234
Haynes International, Inc.	458	16,259
Hecla Mining Company	35,139	98,038
Materion Corp.	2,648	160,204
Olympic Steel, Inc.	2,383	49,733
Reliance Steel & Aluminum Company	6,723	573,405
Schnitzer Steel Industries, Inc., Class A	4,262	115,287
SunCoke Energy, Inc. (A)	6,433	74,751
Synalloy Corp.	2,039	46,591
TimkenSteel Corp. (A)	2,689	39,985
United States Steel Corp.	9,180	279,806
Universal Stainless & Alloy
Products, Inc. (A)	1,562	39,847
Worthington Industries, Inc.	3,622	157,050
		2,503,867
Paper and forest products – 0.9%
Boise Cascade Company	2,384	87,731
Clearwater Paper Corp. (A)	1,597	47,431
Domtar Corp.	5,978	311,872
KapStone Paper and Packaging Corp.	9,227	312,888
Louisiana-Pacific Corp.	5,586	147,973
Mercer International, Inc.	9,458	158,894
PH Glatfelter Company	4,610	88,097
Resolute Forest Products, Inc. (A)	9,682	125,382
Schweitzer-Mauduit International, Inc.	1,971	75,509
Verso Corp., Class A (A)	1,405	47,306
		1,403,083
		8,310,899
Real estate – 1.2%
Equity real estate investment trusts – 0.9%
Alexander & Baldwin, Inc. (A)	1,818	41,250
CorePoint Lodging, Inc.	598	11,631
QTS Realty Trust, Inc., Class A	16,218	692,022
STAG Industrial, Inc.	23,619	649,523
		1,394,426
Real estate management and development – 0.3%
Consolidated-Tomoka Land Company	178	11,086
Forestar Group, Inc. (A)	155	3,286
FRP Holdings, Inc. (A)	982	60,982
Griffin Industrial Realty, Inc.	892	34,788
Kennedy-Wilson Holdings, Inc.	5,377	115,606
Rafael Holdings, Inc., Class B (A)	500	4,200
RE/MAX Holdings, Inc., Class A	493	21,865
Realogy Holdings Corp. (B)	9,825	202,788
Stratus Properties, Inc. (A)	1,025	31,365
Tejon Ranch Company (A)	1,709	37,102
The St. Joe Company (A)	1,296	21,773
		544,841
		1,939,267
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	2,763	149,506
TOTAL COMMON STOCKS (Cost $131,926,197)		$160,725,400

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust,
2.1505% (D)(E)	262,950	$2,630,705
TOTAL SECURITIES LENDING COLLATERAL (Cost
$2,630,960)		$2,630,705

SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional Treasury Money
Market Fund, Premier Class, 1.9453% (D)	1,092,284	1,092,284
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (D)	421,684	421,684
		1,513,968
TOTAL SHORT-TERM INVESTMENTS (Cost $1,513,968)		$1,513,968
Total Investments (Small Cap Opportunities Trust)
(Cost $136,071,125) – 101.8%		$164,870,073
Other assets and liabilities, net – (1.8%)		(2,878,637)
TOTAL NET ASSETS – 100.0%		$161,991,436

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $2,574,203.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.0%
Communication services – 2.0%
Diversified telecommunication services – 0.9%
Vonage Holdings Corp. (A)	312,812	$4,429,418
Interactive media and services – 0.3%
Yelp, Inc. (A)	28,306	1,392,655
Wireless telecommunication services – 0.8%
Boingo Wireless, Inc. (A)	120,284	4,197,912
		10,019,985
Consumer discretionary – 14.6%
Hotels, restaurants and leisure – 5.2%
Boyd Gaming Corp.	222,928	7,546,113
Marriott Vacations Worldwide Corp.	60,792	6,793,506
Planet Fitness, Inc., Class A (A)	150,568	8,135,189
Wingstop, Inc. (B)	51,982	3,548,811
		26,023,619
Household durables – 0.9%
Skyline Champion Corp.	152,866	4,367,382
TRI Pointe Group, Inc. (A)	17,200	213,280
		4,580,662
Internet and direct marketing retail – 4.2%
Etsy, Inc. (A)	107,012	5,498,277
Shutterfly, Inc. (A)(B)	88,589	5,837,129
Stitch Fix, Inc., Class A (A)(B)	99,645	4,361,462
Wayfair, Inc., Class A (A)(B)	34,993	5,167,416
		20,864,284
Specialty retail – 3.1%
Five Below, Inc. (A)	27,465	3,572,098
Floor & Decor Holdings, Inc.,
Class A (A)	164,516	4,963,448
MarineMax, Inc. (A)	150,397	3,195,936
Sleep Number Corp. (A)	108,089	3,975,513
		15,706,995
Textiles, apparel and luxury goods – 1.2%
Under Armour, Inc., Class A (A)(B)	32,607	691,921
Under Armour, Inc., Class C (A)(B)	257,083	5,002,835
		5,694,756
		72,870,316
Consumer staples – 2.3%
Beverages – 1.0%
MGP Ingredients, Inc. (B)	66,216	5,229,740
Food and staples retailing – 1.3%
Performance Food Group Company (A)	187,698	6,250,343
		11,480,083
Energy – 2.6%
Oil, gas and consumable fuels – 2.6%
Centennial Resource Development, Inc.,
Class A (A)(B)	347,374	7,590,122
Viper Energy Partners LP	130,656	5,500,618
		13,090,740
Financials – 8.2%
Banks – 4.8%
BancorpSouth Bank (B)	153,099	5,006,337
CenterState Bank Corp.	157,307	4,412,461
Sterling Bancorp (B)	226,639	4,986,058
Texas Capital Bancshares, Inc. (A)	54,856	4,533,848
Union Bankshares Corp.	125,821	4,847,883
		23,786,587
Consumer finance – 1.6%
Green Dot Corp., Class A (A)(B)	48,693	4,324,912
OneMain Holdings, Inc. (A)	112,873	3,793,662
		8,118,574
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	193,580	4,156,163
Thrifts and mortgage finance – 1.0%
MGIC Investment Corp. (A)	373,684	4,973,734
		41,035,058
Health care – 29.3%
Biotechnology – 10.2%
Abeona Therapeutics, Inc. (A)(B)	145,005	1,856,064
Amicus Therapeutics, Inc. (A)(B)	154,366	1,866,285
Arena Pharmaceuticals, Inc. (A)	74,620	3,434,012
Blueprint Medicines Corp. (A)	43,363	3,384,916
CRISPR Therapeutics AG (A)(B)	30,570	1,355,780
Exact Sciences Corp. (A)	99,780	7,874,638
G1 Therapeutics, Inc. (A)	33,097	1,730,642
Galapagos NV, ADR (A)	19,752	2,220,717
Heron Therapeutics, Inc. (A)	85,024	2,691,010
Ironwood Pharmaceuticals, Inc. (A)	120,164	2,218,227
Karyopharm Therapeutics, Inc. (A)	128,743	2,192,493
Loxo Oncology, Inc. (A)	21,888	3,739,127
Neurocrine Biosciences, Inc. (A)	28,644	3,521,780
Nightstar Therapeutics PLC, ADR (A)	131,425	2,685,013
Portola Pharmaceuticals, Inc. (A)(B)	53,212	1,417,036
REGENXBIO, Inc. (A)	35,399	2,672,625
Rhythm Pharmaceuticals, Inc. (A)	53,600	1,563,512
Sage Therapeutics, Inc. (A)	9,914	1,400,353

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sangamo Therapeutics, Inc. (A)(B)	85,300	$1,445,835
Spark Therapeutics, Inc. (A)(B)	35,643	1,944,326
		51,214,391
Health care equipment and supplies – 9.1%
DexCom, Inc. (A)	32,276	4,616,759
Globus Medical, Inc., Class A (A)	102,377	5,810,919
Haemonetics Corp. (A)	41,500	4,755,070
Hill-Rom Holdings, Inc.	58,863	5,556,667
Inogen, Inc. (A)(B)	13,338	3,256,073
Insulet Corp. (A)(B)	108,529	11,498,648
Merit Medical Systems, Inc. (A)(B)	119,597	7,349,236
Penumbra, Inc. (A)	16,606	2,485,918
		45,329,290
Health care providers and services – 1.9%
Amedisys, Inc. (A)(B)	43,690	5,459,502
Molina Healthcare, Inc. (A)	28,823	4,285,980
		9,745,482
Health care technology – 3.7%
HMS Holdings Corp. (A)	197,380	6,476,038
Omnicell, Inc. (A)	104,782	7,533,826
Veeva Systems, Inc., Class A (A)	41,343	4,501,012
		18,510,876
Life sciences tools and services – 2.5%
PRA Health Sciences, Inc. (A)	67,941	7,486,419
Syneos Health, Inc. (A)	102,303	5,273,720
		12,760,139
Pharmaceuticals – 1.9%
Aerie Pharmaceuticals, Inc. (A)	76,341	4,698,789
MyoKardia, Inc. (A)	54,647	3,562,984
Revance Therapeutics, Inc. (A)	42,071	1,045,464
		9,307,237
		146,867,415
Industrials – 12.7%
Aerospace and defense – 0.6%
Axon Enterprise, Inc. (A)	43,722	2,991,896
Airlines – 1.0%
JetBlue Airways Corp. (A)	254,303	4,923,306
Commercial services and supplies – 1.3%
The Brink’s Company	94,103	6,563,684
Electrical equipment – 1.2%
EnerSys	71,193	6,203,046
Machinery – 5.8%
Actuant Corp., Class A (B)	221,583	6,182,166
Altra Industrial Motion Corp. (B)	73,683	3,043,108
ITT, Inc.	128,281	7,858,494
Rexnord Corp. (A)(B)	167,568	5,161,094
SPX FLOW, Inc. (A)(B)	128,523	6,683,196
		28,928,058
Professional services – 2.2%
CoStar Group, Inc. (A)	13,693	5,762,562
TriNet Group, Inc. (A)	92,775	5,225,088
		10,987,650
Trading companies and distributors – 0.6%
SiteOne Landscape Supply, Inc. (A)	38,565	2,905,487
		63,503,127
Information technology – 18.4%
Electronic equipment, instruments and components – 1.7%
II-VI, Inc. (A)	67,727	3,203,487
Zebra Technologies Corp., Class A (A)	29,856	5,279,436
		8,482,923
IT services – 4.7%
Acxiom Holdings, Inc. (A)	114,130	5,639,163
Carbonite, Inc. (A)	121,083	4,316,609
EPAM Systems, Inc. (A)	29,068	4,002,664
ManTech International Corp., Class A	60,796	3,848,387
Wix.com, Ltd. (A)	50,268	6,017,080
		23,823,903
Semiconductors and semiconductor equipment – 0.5%
Entegris, Inc.	81,727	2,365,997
Software – 11.5%
2U, Inc. (A)	52,793	3,969,506
DraftKings, Inc. (A)(C)(D)	327,094	833,946
Everbridge, Inc. (A)	70,650	4,072,266
Fair Isaac Corp. (A)	22,813	5,213,911
Five9, Inc. (A)	114,631	5,008,228
Globant SA (A)	95,100	5,609,949
Guidewire Software, Inc. (A)	35,192	3,554,744
HubSpot, Inc. (A)	32,541	4,912,064
Mimecast, Ltd. (A)	180,692	7,567,377
Proofpoint, Inc. (A)	19,979	2,124,367
SendGrid, Inc. (A)	121,231	4,460,088
The Trade Desk, Inc., Class A (A)(B)	43,704	6,595,371
Zuora, Inc. (A)	151,390	3,482,599
		57,404,416
		92,077,239
Materials – 5.3%
Chemicals – 3.7%
Cabot Corp.	95,304	5,977,467
Ferro Corp. (A)(B)	343,999	7,987,657
Ingevity Corp. (A)	45,154	4,600,290
		18,565,414
Metals and mining – 1.6%
Carpenter Technology Corp. (B)	133,254	7,855,323
		26,420,737
Real estate – 3.6%
Equity real estate investment trusts – 2.7%
Agree Realty Corp.	80,576	4,280,197
Corporate Office Properties Trust	142,691	4,256,473
Xenia Hotels & Resorts, Inc.	204,073	4,836,530
		13,373,200
Real estate management and development – 0.9%
Kennedy-Wilson Holdings, Inc. (B)	223,786	4,811,399
		18,184,599
TOTAL COMMON STOCKS (Cost $392,932,690)		$495,549,299

PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (A)(C)(D)	26,954	938,538
Information technology – 0.3%
Software – 0.3%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,667,708
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,606,246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 11.6%
John Hancock Collateral Trust,
2.1505% (E)(F)	5,824,664	$58,273,435
TOTAL SECURITIES LENDING COLLATERAL (Cost
$58,279,144)		$58,273,435

SHORT-TERM INVESTMENTS – 1.1%
Repurchase agreement – 1.1%
Societe Generale SA Tri-Party
Repurchase Agreement dated 9-28-18
at 2.220% to be repurchased at
$5,601,036 on 10-1-18, collateralized
by $5,455,529 Government National
Mortgage Association, 4.500% due
2-20-47 to 7-20-47 (valued at
$5,699,527, including interest), and
$11,600 U.S. Treasury Bonds, 3.625%
- 5.500% due 8-15-28 to 2-15-44
(valued at $12,563, including interest)	$5,600,000	5,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,600,000)		$5,600,000
Total Investments (Small Cap Stock Trust)
(Cost $459,826,999) – 112.2%		$562,028,980
Other assets and liabilities, net – (12.2%)		(61,246,454)
TOTAL NET ASSETS – 100.0%		$500,782,526

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $56,838,327.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 4.0%
Auto components – 1.6%
Cooper Tire & Rubber Company (A)	102,440	$2,899,052
Gentherm, Inc. (A)(B)	152,039	6,910,173
		9,809,225
Household durables – 1.8%
Helen of Troy, Ltd. (A)(B)	34,690	4,540,921
TRI Pointe Group, Inc. (B)	512,935	6,360,394
		10,901,315
Internet and direct marketing retail – 0.1%
Nutrisystem, Inc. (A)	21,102	781,829
Specialty retail – 0.5%
The Cato Corp., Class A	158,186	3,325,070
		24,817,439
Consumer staples – 3.2%
Beverages – 1.4%
C&C Group PLC	2,265,723	8,741,993
Food products – 1.6%
Cranswick PLC	206,001	9,085,455
Post Holdings, Inc. (B)	10,175	997,557
		10,083,012
Household products – 0.2%
Spectrum Brands Holdings, Inc.	12,925	965,756
		19,790,761
Energy – 4.8%
Energy equipment and services – 2.2%
Era Group, Inc. (B)	244,982	3,025,528
SEACOR Holdings, Inc. (B)	128,163	6,332,534
SEACOR Marine Holdings, Inc. (B)	191,143	4,325,566
		13,683,628
Oil, gas and consumable fuels – 2.6%
Concho Resources, Inc. (B)	4,696	717,314
Dorian LPG, Ltd. (B)	440,687	3,512,275
Resolute Energy Corp. (A)(B)	214,270	8,101,549
Scorpio Tankers, Inc. (A)	1,826,095	3,670,451
		16,001,589
		29,685,217
Financials – 20.4%
Banks – 15.2%
1st Source Corp.	113,745	5,985,262
Banc of California, Inc.	473,845	8,955,671
FCB Financial Holdings, Inc.,
Class A (B)	69,110	3,275,814
First Busey Corp.	246,073	7,640,567
First Midwest Bancorp, Inc.	575,966	15,314,936
Flushing Financial Corp.	269,166	6,567,650
Great Western Bancorp, Inc. (A)	274,476	11,580,142
Hancock Whitney Corp.	27,645	1,314,520
International Bancshares Corp. (A)	244,459	11,000,655
MB Financial, Inc.	280,213	12,920,621
Union Bankshares Corp.	209,660	8,078,200
Webster Financial Corp. (A)	17,525	1,033,274
		93,667,312
Capital markets – 1.1%
Ares Capital Corp.	33,451	575,023
Solar Capital, Ltd.	292,994	6,264,212
		6,839,235
Insurance – 2.0%
Alleghany Corp.	2,433	1,587,605
Assured Guaranty, Ltd.	17,510	739,447
Kemper Corp.	95,565	7,688,204
Reinsurance Group of America, Inc.	6,380	922,293
White Mountains Insurance Group, Ltd.	1,630	1,525,468
		12,463,017
Thrifts and mortgage finance – 2.1%
Northwest Bancshares, Inc. (A)	744,145	12,888,591
		125,858,155
Health care – 4.8%
Health care equipment and supplies – 1.1%
Haemonetics Corp. (B)	11,110	1,272,984
Natus Medical, Inc. (B)	103,625	3,694,231
STERIS PLC	14,455	1,653,652
		6,620,867
Health care providers and services – 1.7%
AMN Healthcare Services, Inc. (A)(B)	76,310	4,174,157
CorVel Corp. (B)	84,875	5,113,719
Envision Healthcare Corp. (B)	26,200	1,198,126
		10,486,002

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology – 2.0%
Allscripts Healthcare
Solutions, Inc. (A)(B)	861,092	$12,270,561
		29,377,430
Industrials – 34.0%
Aerospace and defense – 1.8%
Astronics Corp. (B)	88,948	3,869,238
Cubic Corp.	98,939	7,227,494
		11,096,732
Air freight and logistics – 1.5%
Forward Air Corp.	128,435	9,208,790
Building products – 2.9%
American Woodmark Corp. (B)	94,220	7,391,559
Tyman PLC	2,259,059	10,285,570
		17,677,129
Commercial services and supplies – 4.7%
ACCO Brands Corp. (A)	704,030	7,955,539
Clean Harbors, Inc. (B)	13,150	941,277
Matthews International Corp., Class A	137,900	6,915,685
SP Plus Corp. (B)	173,873	6,346,365
Steelcase, Inc., Class A	368,930	6,825,205
		28,984,071
Construction and engineering – 0.8%
Primoris Services Corp.	191,630	4,756,257
Electrical equipment – 1.8%
Thermon Group Holdings, Inc. (B)	427,350	11,017,083
Machinery – 11.8%
Albany International Corp., Class A (A)	160,524	12,761,658
CIRCOR International, Inc.	130,717	6,209,058
ESCO Technologies, Inc. (A)	188,902	12,854,781
Luxfer Holdings PLC	424,390	9,867,068
Mueller Industries, Inc.	462,435	13,401,366
TriMas Corp. (B)	570,181	17,333,500
		72,427,431
Professional services – 7.4%
Forrester Research, Inc.	234,848	10,779,523
FTI Consulting, Inc. (B)	87,920	6,434,865
Huron Consulting Group, Inc. (B)	186,796	9,227,722
ICF International, Inc. (A)	78,565	5,927,729
Mistras Group, Inc. (B)	329,023	7,129,928
Navigant Consulting, Inc.	269,370	6,211,672
		45,711,439
Trading companies and distributors – 1.3%
GATX Corp. (A)	95,415	8,261,985
		209,140,917
Information technology – 7.1%
Electronic equipment, instruments and components – 5.0%
Belden, Inc.	240,724	17,190,101
CTS Corp.	228,920	7,851,956
Keysight Technologies, Inc. (B)	22,680	1,503,230
ScanSource, Inc. (B)	112,865	4,503,314
		31,048,601
IT services – 2.1%
WNS Holdings, Ltd., ADR (B)	251,829	12,780,322
		43,828,923
Materials – 8.2%
Chemicals – 4.9%
Orion Engineered Carbons SA	413,880	13,285,548
Sensient Technologies Corp.	162,000	12,394,620
Stepan Company (A)	52,650	4,581,077
		30,261,245
Containers and packaging – 1.9%
Greif, Inc., Class A	205,545	11,029,545
Sealed Air Corp.	20,000	803,000
		11,832,545
Paper and forest products – 1.4%
Neenah, Inc.	99,825	8,614,898
		50,708,688
Real estate – 9.5%
Equity real estate investment trusts – 9.5%
Alexander & Baldwin, Inc. (B)	371,270	8,424,116
Corporate Office Properties Trust	312,257	9,314,626
DiamondRock Hospitality Company	509,983	5,951,502
Physicians Realty Trust	553,330	9,329,144
PotlatchDeltic Corp.	235,552	9,645,854
Ramco-Gershenson Properties Trust	713,092	9,698,051
Summit Hotel Properties, Inc.	470,014	6,359,289
		58,722,582
Utilities – 1.7%
Gas utilities – 1.7%
New Jersey Resources Corp.	94,883	4,374,106
Spire, Inc. (A)	61,450	4,519,648
UGI Corp.	21,965	1,218,618
		10,112,372
TOTAL COMMON STOCKS (Cost $450,667,196)		$602,042,484

SECURITIES LENDING COLLATERAL – 3.1%
John Hancock Collateral Trust,
2.1505% (C)(D)	1,888,221	18,890,891
TOTAL SECURITIES LENDING COLLATERAL (Cost
$18,893,288)		$18,890,891

SHORT-TERM INVESTMENTS – 2.2%
Repurchase agreement – 2.2%
Bank of America Tri-Party Repurchase
Agreement dated 9-28-18 at 2.270%
to be repurchased at $13,402,535 on
10-1-18, collateralized by $13,708,000
Federal National Mortgage Association
Discount Notes, 0.000% due 11-15-18
(valued at $13,668,658
including interest)	$13,400,000	13,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,400,000)		$13,400,000
Total Investments (Small Cap Value Trust)
(Cost $482,960,484) – 103.0%		$634,333,375
Other assets and liabilities, net – (3.0%)		(18,268,902)
TOTAL NET ASSETS – 100.0%		$616,064,473

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $18,451,433.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.4%
Communication services – 1.5%
Entertainment – 0.4%
Rosetta Stone, Inc. (A)	53,873	$1,071,534
Media – 1.1%
Cable One, Inc.	2,631	2,324,778
Scholastic Corp.	22,100	1,031,849
		3,356,627
		4,428,161
Consumer discretionary – 9.7%
Auto components – 1.4%
Dorman Products, Inc. (A)	26,600	2,046,072
LCI Industries (B)	17,000	1,407,600
Visteon Corp. (A)	5,500	510,950
		3,964,622
Distributors – 0.9%
Pool Corp.	16,500	2,753,520
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	40,700	1,345,135
Strategic Education, Inc.	21,812	2,988,898
		4,334,033
Hotels, restaurants and leisure – 0.6%
Marriott Vacations Worldwide Corp.	8,579	958,703
Red Robin Gourmet Burgers, Inc. (A)	15,800	634,370
		1,593,073
Household durables – 1.3%
Cavco Industries, Inc. (A)	13,300	3,364,900
CSS Industries, Inc.	33,596	478,071
		3,842,971
Specialty retail – 2.6%
Aaron’s, Inc.	60,800	3,311,168
Boot Barn Holdings, Inc. (A)	28,825	818,918
Express, Inc. (A)	95,200	1,052,912
Lumber Liquidators Holdings, Inc. (A)	65,941	1,021,426
Monro, Inc.	4,700	327,120
Party City Holdco, Inc. (A)(B)	74,437	1,008,621
		7,540,165
Textiles, apparel and luxury goods – 1.4%
Crocs, Inc. (A)	54,000	1,149,660
Culp, Inc.	35,200	851,840
Steven Madden, Ltd.	37,800	1,999,620
		4,001,120
		28,029,504
Consumer staples – 3.7%
Food and staples retailing – 0.9%
BJ’s Wholesale Club Holdings, Inc. (A)	21,150	566,397
PriceSmart, Inc.	16,700	1,351,865
SpartanNash Company	41,120	824,867
		2,743,129
Food products – 2.3%
Nomad Foods, Ltd. (A)	174,300	3,531,318
Post Holdings, Inc. (A)	19,500	1,911,780
The Simply Good Foods Company (A)	61,003	1,186,508
		6,629,606
Household products – 0.5%
Energizer Holdings, Inc.	22,200	1,302,030
		10,674,765
Energy – 7.0%
Energy equipment and services – 2.5%
Frank’s International NV (A)(B)	271,500	2,356,620
Keane Group, Inc. (A)	130,726	1,617,081
Oceaneering International, Inc. (A)	63,900	1,763,640
TETRA Technologies, Inc. (A)	366,000	1,650,660
		7,388,001
Oil, gas and consumable fuels – 4.5%
Centennial Resource Development, Inc.,
Class A (A)(B)	144,700	3,161,695
International Seaways, Inc. (A)	68,000	1,361,359
Jagged Peak Energy, Inc. (A)(B)	85,636	1,184,346
Kosmos Energy, Ltd. (A)	113,300	1,059,355
Matador Resources Company (A)	94,200	3,113,310
WPX Energy, Inc. (A)	158,100	3,180,972
		13,061,037
		20,449,038
Financials – 26.1%
Banks – 15.6%
Atlantic Capital Bancshares, Inc. (A)	46,916	785,843
BankUnited, Inc.	80,400	2,846,160
CoBiz Financial, Inc. (B)	96,800	2,143,152
Columbia Banking System, Inc.	67,000	2,597,590
East West Bancorp, Inc.	35,000	2,112,950
FB Financial Corp.	39,879	1,562,459
Glacier Bancorp, Inc. (B)	60,700	2,615,563
Heritage Commerce Corp.	57,100	851,932
Heritage Financial Corp.	42,813	1,504,877
Home BancShares, Inc.	215,500	4,719,450
Hope Bancorp, Inc.	83,300	1,346,961
Howard Bancorp, Inc. (A)	42,680	755,436
Live Oak Bancshares, Inc.	33,889	908,225
National Bank Holdings Corp., Class A	64,500	2,428,425
Origin Bancorp, Inc.	20,700	779,355
Pinnacle Financial Partners, Inc.	19,800	1,190,970
Popular, Inc.	56,800	2,911,000
Prosperity Bancshares, Inc.	31,400	2,177,590
SVB Financial Group (A)	6,600	2,051,478
Texas Capital Bancshares, Inc. (A)	24,300	2,008,395
Towne Bank (B)	83,500	2,575,975
Webster Financial Corp.	36,250	2,137,300
Wintrust Financial Corp.	27,100	2,301,874
		45,312,960
Capital markets – 2.1%
Cboe Global Markets, Inc.	9,440	905,862
Focus Financial Partners, Inc.,
Class A (A)	7,887	374,317
Hercules Capital, Inc.	113,700	1,496,292
Houlihan Lokey, Inc.	26,462	1,188,938
Main Street Capital Corp.	28,700	1,104,950
Virtus Investment Partners, Inc.	8,500	966,875
		6,037,234
Consumer finance – 1.5%
Green Dot Corp., Class A (A)	50,700	4,503,174
Insurance – 2.5%
Assured Guaranty, Ltd.	34,800	1,469,604
Employers Holdings, Inc.	30,650	1,388,445
ProAssurance Corp.	42,900	2,014,155
Safety Insurance Group, Inc.	12,400	1,111,040
State Auto Financial Corp.	38,300	1,169,682
		7,152,926
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	65,700	1,410,579
Redwood Trust, Inc.	54,300	881,832
		2,292,411

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 3.6%
Beneficial Bancorp, Inc.	98,840	$1,670,396
Meridian Bancorp, Inc.	74,400	1,264,800
PCSB Financial Corp.	48,703	990,619
PDL Community Bancorp (A)	48,597	734,301
Radian Group, Inc.	99,700	2,060,799
Sterling Bancorp, Inc.	52,666	595,652
United Financial Bancorp, Inc.	96,800	1,629,144
WSFS Financial Corp.	33,000	1,555,950
		10,501,661
		75,800,366
Health care – 7.5%
Biotechnology – 0.2%
Momenta Pharmaceuticals, Inc. (A)	23,500	618,050
Health care equipment and supplies – 4.8%
Atrion Corp.	4,871	3,384,371
Avanos Medical, Inc. (A)(B)	50,200	3,438,700
Haemonetics Corp. (A)	12,600	1,443,708
Quidel Corp. (A)	57,500	3,747,275
West Pharmaceutical Services, Inc.	16,300	2,012,561
		14,026,615
Health care providers and services – 2.5%
Molina Healthcare, Inc. (A)	19,300	2,869,910
Select Medical Holdings Corp. (A)	100,100	1,841,840
The Ensign Group, Inc.	63,400	2,404,128
		7,115,878
		21,760,543
Industrials – 13.8%
Aerospace and defense – 1.6%
Cubic Corp. (B)	30,500	2,228,025
Triumph Group, Inc.	100,900	2,350,970
		4,578,995
Building products – 0.6%
Universal Forest Products, Inc.	46,900	1,656,977
Commercial services and supplies – 2.0%
Brady Corp., Class A	26,500	1,159,375
Matthews International Corp.,
Class A (B)	20,600	1,033,090
McGrath RentCorp	30,450	1,658,612
MSA Safety, Inc.	12,900	1,373,076
Stericycle, Inc. (A)	10,200	598,536
		5,822,689
Construction and engineering – 0.7%
Aegion Corp. (A)	83,400	2,116,692
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)	5,929	202,060
Thermon Group Holdings, Inc. (A)	40,600	1,046,668
		1,248,728
Machinery – 3.7%
Blue Bird Corp. (A)	40,400	989,800
CIRCOR International, Inc.	38,512	1,829,320
ESCO Technologies, Inc.	32,100	2,184,405
Hillenbrand, Inc. (B)	23,310	1,219,113
Lydall, Inc. (A)(B)	21,400	922,340
RBC Bearings, Inc. (A)	13,600	2,044,896
Sun Hydraulics Corp.	29,069	1,592,400
		10,782,274
Marine – 0.4%
Kirby Corp. (A)	14,100	1,159,725
Professional services – 1.4%
FTI Consulting, Inc. (A)	32,900	2,407,951
Huron Consulting Group, Inc. (A)	10,112	499,533
Navigant Consulting, Inc.	48,900	1,127,634
		4,035,118
Road and rail – 2.5%
Genesee & Wyoming, Inc., Class A (A)	23,200	2,110,968
Landstar System, Inc.	29,900	3,647,800
Universal Logistics Holdings, Inc.	41,089	1,512,075
		7,270,843
Trading companies and distributors – 0.5%
Beacon Roofing Supply, Inc. (A)	38,600	1,396,934
		40,068,975
Information technology – 9.5%
Communications equipment – 0.6%
Harmonic, Inc. (A)	333,931	1,836,621
Electronic equipment, instruments and components – 4.1%
Belden, Inc.	47,800	3,413,398
Knowles Corp. (A)	111,600	1,854,792
Littelfuse, Inc.	21,676	4,289,464
Mesa Laboratories, Inc.	6,200	1,150,844
Methode Electronics, Inc.	31,100	1,125,820
		11,834,318
IT services – 1.3%
Conduent, Inc. (A)	96,200	2,166,424
GTT Communications, Inc. (A)(B)	36,600	1,588,440
		3,754,864
Semiconductors and semiconductor equipment – 1.4%
Cabot Microelectronics Corp.	16,200	1,671,354
Cree, Inc. (A)(B)	17,600	666,512
MaxLinear, Inc. (A)	48,200	958,216
Rudolph Technologies, Inc. (A)	27,800	679,710
		3,975,792
Software – 2.1%
Ceridian HCM Holding, Inc. (A)(B)	22,968	965,345
Cision, Ltd. (A)	100,636	1,690,685
Q2 Holdings, Inc. (A)	19,800	1,198,890
RealPage, Inc. (A)	15,400	1,014,860
SVMK, Inc. (A)	4,781	76,639
Zendesk, Inc. (A)	17,400	1,235,400
		6,181,819
		27,583,414
Materials – 4.5%
Chemicals – 1.8%
American Vanguard Corp.	47,400	853,200
KMG Chemicals, Inc.	37,132	2,805,694
Minerals Technologies, Inc.	21,700	1,466,920
		5,125,814
Containers and packaging – 0.8%
Myers Industries, Inc.	102,750	2,388,938
Metals and mining – 1.7%
Carpenter Technology Corp.	41,200	2,428,740
Constellium NV, Class A (A)	86,500	1,068,275
New Gold, Inc. (A)	298,400	236,721
Reliance Steel & Aluminum Company	12,900	1,100,241
		4,833,977
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	24,010	713,097
		13,061,826

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate – 8.7%
Equity real estate investment trusts – 8.7%
Acadia Realty Trust	43,600	$1,222,108
American Campus Communities, Inc.	34,324	1,412,775
Cedar Realty Trust, Inc.	412,800	1,923,648
Douglas Emmett, Inc.	32,800	1,237,216
EastGroup Properties, Inc.	26,000	2,486,120
Healthcare Realty Trust, Inc.	72,900	2,133,054
JBG SMITH Properties	46,653	1,718,230
Kilroy Realty Corp.	20,000	1,433,800
PotlatchDeltic Corp.	37,700	1,543,815
PS Business Parks, Inc.	14,100	1,791,969
Retail Opportunity Investments Corp.	50,400	940,968
Saul Centers, Inc.	25,500	1,428,000
Sunstone Hotel Investors, Inc.	132,900	2,174,244
Terreno Realty Corp.	62,700	2,363,790
Washington Real Estate Investment Trust	51,238	1,570,445
		25,380,182
Utilities – 6.4%
Electric utilities – 1.7%
MGE Energy, Inc.	13,800	881,130
PNM Resources, Inc.	70,200	2,769,390
Portland General Electric Company	30,200	1,377,422
		5,027,942
Gas utilities – 3.2%
Atmos Energy Corp.	16,400	1,540,124
Chesapeake Utilities Corp.	35,200	2,953,280
ONE Gas, Inc.	39,000	3,208,920
RGC Resources, Inc.	11,094	296,321
South Jersey Industries, Inc. (B)	35,280	1,244,326
		9,242,971
Multi-utilities – 1.0%
NorthWestern Corp.	33,800	1,982,708
SCANA Corp.	23,100	898,359
		2,881,067
Water utilities – 0.5%
California Water Service Group	30,100	1,291,290
		18,443,270
TOTAL COMMON STOCKS (Cost $194,742,813)		$285,680,044

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	14,330	121,089
TOTAL WARRANTS (Cost $28,804)		$121,089

SECURITIES LENDING COLLATERAL – 3.7%
John Hancock Collateral Trust,
2.1505% (C)(D)	1,076,337	10,768,316
TOTAL SECURITIES LENDING COLLATERAL (Cost
$10,769,400)		$10,768,316

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.9720% (C)	822,127	822,127
T. Rowe Price Government Money Fund,
2.0920% (C)	3,853,936	3,853,936
		4,676,063
TOTAL SHORT-TERM INVESTMENTS (Cost $4,676,063)		$4,676,063
Total Investments (Small Company Value Trust)
(Cost $210,217,080) – 103.7%		$301,245,512
Other assets and liabilities, net – (3.7%)		(10,752,038)
TOTAL NET ASSETS – 100.0%		$290,493,474

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $10,500,021.
(C)	The rate shown is the annualized seven-day yield as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.7%
Communication services – 7.5%
Diversified telecommunication services – 1.8%
AT&T, Inc.	1,760,603	$59,121,049
ATN International, Inc.	1,798	132,836
Bezeq The Israeli Telecommunication
Corp., Ltd.	489,397	563,229
BT Group PLC	1,959,640	5,752,219
CenturyLink, Inc.	230,476	4,886,091
Cincinnati Bell, Inc. (A)	8,270	131,907
Cogent Communications
Holdings, Inc. (B)	7,108	396,626
Consolidated Communications
Holdings, Inc. (B)	12,439	162,205
Deutsche Telekom AG	773,149	12,446,641
Elisa OYJ	33,030	1,400,287
Frontier Communications Corp. (B)	18,661	121,110
HKT Trust & HKT, Ltd.	887,421	1,220,255
Iliad SA (B)	6,185	807,907
Intelsat SA (A)	7,955	238,650
Iridium Communications, Inc. (A)	16,644	374,490
Koninklijke KPN NV	776,516	2,048,462
Nippon Telegraph & Telephone Corp.	160,558	7,246,038
Ooma, Inc. (A)	3,520	58,432
Orange SA	462,875	7,365,094
ORBCOMM, Inc. (A)	13,358	145,068
PCCW, Ltd.	959,317	558,929
pdvWireless, Inc. (A)	1,853	62,817
Proximus SADP	34,889	833,431
Singapore Telecommunications, Ltd.	1,437,549	3,406,552
Singapore Telecommunications, Ltd.	448,305	1,059,128
Spark New Zealand, Ltd.	428,836	1,151,023
Swisscom AG	5,982	2,713,185
Telecom Italia SpA (A)	2,637,413	1,594,270
Telecom Italia SpA	1,388,142	744,671
Telefonica Deutschland Holding AG	174,503	737,157
Telefonica SA	1,084,080	8,551,587
Telenor ASA	173,473	3,392,371
Telia Company AB	650,897	2,984,748
Telstra Corp., Ltd.	961,461	2,215,102
TPG Telecom, Ltd.	84,466	521,025

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
United Internet AG	28,401	$1,342,796
Verizon Communications, Inc.	1,001,747	53,483,272
Vonage Holdings Corp. (A)	37,899	536,650
Windstream Holdings, Inc. (A)(B)	7,522	36,858
		190,544,168
Entertainment – 1.5%
Activision Blizzard, Inc.	184,830	15,376,008
AMC Entertainment Holdings, Inc.,
Class A (B)	9,075	186,038
Cinemark Holdings, Inc.	44,946	1,806,829
DeNA Company, Ltd.	25,000	441,453
Electronic Arts, Inc. (A)	73,897	8,903,850
Eros International PLC (A)	6,353	76,554
Glu Mobile, Inc. (A)	19,921	148,411
IMAX Corp. (A)	9,224	237,979
Konami Holdings Corp.	21,709	850,042
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,150	58,652
Liberty Media Corp.-Liberty Braves,
Class C (A)	6,180	168,405
Live Nation Entertainment, Inc. (A)	58,263	3,173,586
Netflix, Inc. (A)	105,570	39,496,904
Nexon Company, Ltd. (A)	102,206	1,335,986
Nintendo Company, Ltd.	26,239	9,546,620
Pandora Media, Inc. (A)(B)	44,634	424,469
Reading International, Inc., Class A (A)	3,321	52,472
Rosetta Stone, Inc. (A)	3,865	76,875
Take-Two Interactive Software, Inc. (A)	27,597	3,808,110
The Marcus Corp.	3,366	141,540
The Walt Disney Company	360,557	42,163,536
Toho Company, Ltd.	26,108	819,997
Twenty-First Century Fox, Inc., Class A	255,794	11,850,936
Twenty-First Century Fox, Inc., Class B	117,855	5,400,116
Ubisoft Entertainment SA (A)	18,070	1,951,211
Viacom, Inc., Class B	85,760	2,895,258
Vivendi SA	240,513	6,185,288
World Wrestling Entertainment, Inc.,
Class A (B)	25,764	2,492,152
		160,069,277
Interactive media and services – 2.6%
Alphabet, Inc., Class A (A)	72,468	87,474,673
Alphabet, Inc., Class C (A)	74,641	89,081,794
Auto Trader Group PLC (C)	221,776	1,290,126
Care.com, Inc. (A)	3,610	79,817
CarGurus, Inc. (A)	8,712	485,171
Cars.com, Inc. (A)	39,152	1,080,987
Facebook, Inc., Class A (A)	584,662	96,153,513
Kakaku.com, Inc.	32,100	627,168
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	12,825	190,451
LINE Corp. (A)(B)	16,600	699,359
QuinStreet, Inc. (A)	6,782	92,032
REA Group, Ltd.	12,249	759,959
The Meet Group, Inc. (A)	13,006	64,380
TripAdvisor, Inc. (A)	24,812	1,267,149
TrueCar, Inc. (A)	16,288	229,661
Twitter, Inc. (A)	174,556	4,967,864
XO Group, Inc. (A)	4,334	149,436
Yahoo Japan Corp.	333,954	1,199,274
Yelp, Inc. (A)	14,073	692,392
		286,585,206
Media – 1.1%
AMC Networks, Inc., Class A (A)	19,195	1,273,396
Axel Springer SE	11,363	763,922
Cable One, Inc.	2,096	1,852,047
CBS Corp., Class B	82,107	4,717,047
Central European Media
Enterprises, Ltd., Class A (A)	15,091	56,591
Charter Communications, Inc.,
Class A (A)	43,282	14,104,738
Clear Channel Outdoor Holdings, Inc.,
Class A	8,020	47,719
Comcast Corp., Class A	1,108,586	39,255,030
CyberAgent, Inc.	23,500	1,250,591
Daily Journal Corp. (A)	231	55,671
Dentsu, Inc.	49,965	2,320,484
Discovery, Inc., Series A (A)(B)	37,524	1,200,768
Discovery, Inc., Series C (A)	87,554	2,589,847
DISH Network Corp., Class A (A)(B)	55,000	1,966,800
Emerald Expositions Events, Inc.	4,610	75,973
Entercom Communications Corp.,
Class A (B)	22,390	176,881
Entravision Communications Corp.,
Class A	12,001	58,805
Eutelsat Communications SA	40,405	954,586
Gannett Company, Inc.	19,882	199,019
Gray Television, Inc. (A)	14,040	245,700
Hakuhodo DY Holdings, Inc.	54,473	956,729
Hemisphere Media Group, Inc. (A)	3,964	55,298
I-CABLE Communications, Ltd. (A)	376,531	8,494
Informa PLC	290,045	2,880,875
ITV PLC	833,195	1,710,021
JCDecaux SA	17,333	634,271
John Wiley & Sons, Inc., Class A	19,214	1,164,368
Liberty Latin America, Ltd., Class A (A)	8,956	186,643
Liberty Latin America, Ltd.,
Class C (A)(B)	18,208	375,631
Loral Space & Communications, Inc. (A)	2,304	104,602
MDC Partners, Inc., Class A (A)	11,006	45,675
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp. (B)	23,610	1,205,291
MSG Networks, Inc., Class A (A)	10,173	262,463
National CineMedia, Inc.	13,693	145,009
New Media Investment Group, Inc.	10,542	165,404
News Corp., Class A	91,571	1,207,821
News Corp., Class B	30,683	417,289
Nexstar Media Group, Inc., Class A	7,734	629,548
Omnicom Group, Inc.	54,397	3,700,084
Pearson PLC	181,206	2,097,707
ProSiebenSat.1 Media SE	53,710	1,391,520
Publicis Groupe SA	48,339	2,886,817
Rizzoli Corriere Della Sera Mediagroup
SpA (A)	15,091	17,434
RTL Group SA	8,846	630,950
Schibsted ASA, B Shares	23,163	805,013
Scholastic Corp.	4,849	226,400
SES SA	84,081	1,844,353
Sinclair Broadcast Group, Inc., Class A	12,472	353,581
Singapore Press Holdings, Ltd.	365,532	767,516
Sky PLC	238,418	5,372,390
TechTarget, Inc. (A)	3,672	71,310
TEGNA, Inc.	128,044	1,531,406
Telenet Group Holding NV (A)(B)	12,348	680,363
The EW Scripps Company, Class A	8,190	135,135
The Interpublic Group of
Companies, Inc.	92,874	2,124,028
The New York Times Company,
Class A (B)	82,186	1,902,606
tronc, Inc. (A)	3,338	54,510

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
WideOpenWest, Inc. (A)(B)	5,269	$59,065
WPP PLC	292,653	4,285,778
		116,261,249
Wireless telecommunication services – 0.5%
1&1 Drillisch AG	12,453	605,365
Boingo Wireless, Inc. (A)	7,224	252,118
Gogo, Inc. (A)(B)	11,266	58,471
KDDI Corp.	410,643	11,328,298
Millicom International Cellular SA	15,155	869,153
NII Holdings, Inc. (A)(B)	15,808	92,635
NTT DOCOMO, Inc.	306,652	8,242,054
Shenandoah
Telecommunications Company	8,121	314,689
SoftBank Group Corp.	191,087	19,089,504
Spok Holdings, Inc.	4,009	61,739
Tele2 AB, B Shares	82,877	996,042
Telephone & Data Systems, Inc.	38,886	1,183,301
Vodafone Group PLC	6,189,439	13,261,628
		56,354,997
		809,814,897
Consumer discretionary – 10.3%
Auto components – 0.5%
Adient PLC	36,654	1,440,869
Aisin Seiki Company, Ltd.	37,558	1,829,801
American Axle & Manufacturing
Holdings, Inc. (A)	19,053	332,284
Aptiv PLC	64,196	5,386,044
BorgWarner, Inc.	50,660	2,167,235
Bridgestone Corp.	141,306	5,340,445
Cie Generale des Etablissements
Michelin SCA	39,566	4,722,430
Continental AG	25,538	4,437,092
Cooper Tire & Rubber Company	8,665	245,220
Cooper-Standard Holdings, Inc. (A)	2,980	357,540
Dana, Inc.	86,231	1,609,933
Delphi Technologies PLC	37,552	1,177,631
Denso Corp.	101,295	5,351,207
Dorman Products, Inc. (A)	4,611	354,678
Faurecia SA	17,536	1,054,612
Fox Factory Holding Corp. (A)	6,276	439,634
Gentex Corp.	113,550	2,436,783
Gentherm, Inc. (A)	6,325	287,471
Koito Manufacturing Company, Ltd.	24,266	1,593,470
LCI Industries	4,215	349,002
Minth Group, Ltd. (B)	174,000	715,848
Modine Manufacturing Company (A)	8,648	128,855
Motorcar Parts of America, Inc. (A)	3,532	82,825
NGK Spark Plug Company, Ltd.	37,299	1,087,250
NOK Corp.	18,094	310,587
Nokian Renkaat OYJ	27,232	1,114,655
Pirelli & C. SpA (A)(C)	93,356	782,205
Shiloh Industries, Inc. (A)	3,015	33,165
Standard Motor Products, Inc.	3,599	177,143
Stanley Electric Company, Ltd.	30,667	1,048,433
Stoneridge, Inc. (A)	4,703	139,773
Sumitomo Electric Industries, Ltd.	174,243	2,734,163
Sumitomo Rubber Industries, Ltd.	39,156	587,977
Superior Industries International, Inc.	4,373	74,560
Tenneco, Inc.	8,744	368,472
The Goodyear Tire & Rubber Company	57,567	1,346,492
The Yokohama Rubber Company, Ltd.	27,354	589,590
Tower International, Inc.	3,404	102,971
Toyoda Gosei Company, Ltd.	15,603	385,336
Toyota Industries Corp.	34,053	2,015,500
Valeo SA	55,355	2,396,920
Visteon Corp. (A)	12,399	1,151,867
		58,287,968
Automobiles – 1.2%
Bayerische Motoren Werke AG	76,805	6,919,424
Daimler AG	210,950	13,294,545
Ferrari NV	28,375	3,897,486
Fiat Chrysler Automobiles NV (A)	250,181	4,375,420
Ford Motor Company	949,210	8,780,193
General Motors Company	318,141	10,711,807
Harley-Davidson, Inc. (B)	40,363	1,828,444
Honda Motor Company, Ltd.	378,173	11,389,153
Isuzu Motors, Ltd.	127,246	2,005,974
Mazda Motor Corp.	131,100	1,575,821
Mitsubishi Motors Corp.	156,537	1,105,856
Nissan Motor Company, Ltd.	539,576	5,049,097
Peugeot SA	135,850	3,664,653
Renault SA	44,365	3,837,660
Subaru Corp.	142,127	4,356,802
Suzuki Motor Corp.	79,443	4,552,968
Thor Industries, Inc.	21,138	1,769,251
Toyota Motor Corp.	529,300	32,976,842
Volkswagen AG	7,430	1,291,902
Winnebago Industries, Inc.	5,385	178,513
Yamaha Motor Company, Ltd.	64,713	1,814,736
		125,376,547
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,996	271,544
Funko, Inc., Class A (A)	1,966	46,575
Genuine Parts Company (B)	35,603	3,538,938
Jardine Cycle & Carriage, Ltd.	22,367	523,521
LKQ Corp. (A)	76,800	2,432,256
Pool Corp.	17,048	2,844,970
Weyco Group, Inc.	1,321	46,473
		9,704,277
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	35,649	1,718,282
American Public Education, Inc. (A)	2,831	93,565
Benesse Holdings, Inc.	16,555	471,411
Career Education Corp. (A)	12,014	179,369
Carriage Services, Inc.	3,344	72,063
Chegg, Inc. (A)	18,825	535,195
Graham Holdings Company, Class B	1,848	1,070,546
H&R Block, Inc.	49,846	1,283,535
Houghton Mifflin Harcourt Company (A)	18,773	131,411
K12, Inc. (A)	6,547	115,882
Laureate Education, Inc., Class A (A)	14,455	223,185
Regis Corp. (A)	6,305	128,811
Service Corp. International	76,159	3,366,228
Sotheby’s (A)	21,852	1,074,900
Strategic Education, Inc.	3,611	494,815
Weight Watchers International, Inc. (A)	22,994	1,655,338
		12,614,536
Hotels, restaurants and leisure – 1.8%
Accor SA	43,371	2,228,050
Aristocrat Leisure, Ltd.	133,442	2,740,491
BBX Capital Corp.	11,874	88,105
Belmond, Ltd., Class A (A)	15,725	286,981
Biglari Holdings, Inc., Class B (A)	257	46,607
BJ’s Restaurants, Inc.	3,580	258,476
Bloomin’ Brands, Inc.	14,462	286,203
Bojangles’, Inc. (A)	3,465	54,401
Boyd Gaming Corp.	48,280	1,634,278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Brinker International, Inc.	24,730	$1,155,633
Carnival Corp.	97,770	6,234,793
Carnival PLC	41,663	2,584,994
Carrols Restaurant Group, Inc. (A)	6,166	90,024
Century Casinos, Inc. (A)	6,081	45,364
Chipotle Mexican Grill, Inc. (A)	5,933	2,696,667
Churchill Downs, Inc.	7,059	1,960,284
Chuy’s Holdings, Inc. (A)	3,006	78,908
Compass Group PLC	367,575	8,172,412
Cracker Barrel Old Country
Store, Inc. (B)	13,409	1,972,866
Crown Resorts, Ltd.	87,964	869,938
Darden Restaurants, Inc.	30,089	3,345,596
Dave & Buster’s Entertainment, Inc.	6,892	456,388
Del Frisco’s Restaurant Group, Inc. (A)	6,451	53,543
Del Taco Restaurants, Inc. (A)	5,827	68,817
Denny’s Corp. (A)	11,020	162,214
Dine Brands Global, Inc.	2,870	233,360
Domino’s Pizza Enterprises, Ltd. (B)	13,919	534,986
Domino’s Pizza, Inc.	17,681	5,212,359
Drive Shack, Inc. (A)	11,454	68,266
Dunkin’ Brands Group, Inc.	35,370	2,607,476
El Pollo Loco Holdings, Inc. (A)	4,275	53,651
Eldorado Resorts, Inc. (A)	38,832	1,887,235
Fiesta Restaurant Group, Inc. (A)	4,120	110,210
Flight Centre Travel Group, Ltd. (B)	12,560	482,326
Galaxy Entertainment Group, Ltd.	551,153	3,481,676
Genting Singapore, Ltd.	1,416,821	1,098,226
Golden Entertainment, Inc. (A)	3,202	76,880
GVC Holdings PLC	127,865	1,530,100
Hilton Worldwide Holdings, Inc.	72,356	5,844,918
InterContinental Hotels Group PLC	41,705	2,596,017
International Speedway Corp., Class A	14,528	636,326
J Alexander’s Holdings, Inc. (A)	2,789	33,189
Jack in the Box, Inc.	16,167	1,355,280
Lindblad Expeditions Holdings, Inc. (A)	4,343	64,580
Marriott International, Inc., Class A	69,857	9,223,220
Marriott Vacations Worldwide Corp.	23,981	2,679,877
McDonald’s Corp.	188,071	31,462,398
McDonald’s Holdings Company
Japan, Ltd.	15,361	674,584
Melco Resorts &
Entertainment, Ltd., ADR	57,600	1,218,240
Merlin Entertainments PLC (C)	165,723	864,272
MGM China Holdings, Ltd.	225,772	356,438
MGM Resorts International	122,891	3,429,888
Monarch Casino & Resort, Inc. (A)	2,124	96,536
Nathan’s Famous, Inc.	533	43,919
Norwegian Cruise Line
Holdings, Ltd. (A)	49,400	2,837,042
Oriental Land Company, Ltd.	46,400	4,851,351
Paddy Power Betfair PLC	19,624	1,673,073
Papa John’s International, Inc. (B)	13,386	686,434
Penn National Gaming, Inc. (A)	14,811	487,578
Pinnacle Entertainment, Inc. (A)	9,156	308,466
Planet Fitness, Inc., Class A (A)	15,213	821,958
PlayAGS, Inc. (A)	3,937	116,023
Potbelly Corp. (A)	4,723	58,093
RCI Hospitality Holdings, Inc.	1,767	52,321
Red Lion Hotels Corp. (A)	3,769	47,113
Red Robin Gourmet Burgers, Inc. (A)	2,285	91,743
Red Rock Resorts, Inc., Class A	12,032	320,653
Royal Caribbean Cruises, Ltd.	41,547	5,398,617
Ruth’s Hospitality Group, Inc.	5,025	158,539
Sands China, Ltd.	559,482	2,519,636
Scientific Games Corp. (A)(B)	32,801	833,145
SeaWorld Entertainment, Inc. (A)	9,474	297,768
Shake Shack, Inc., Class A (A)	4,295	270,628
Shangri-La Asia, Ltd.	293,964	435,101
Six Flags Entertainment Corp. (B)	30,164	2,106,050
SJM Holdings, Ltd.	450,826	415,374
Sodexo SA (B)	20,902	2,216,587
Sonic Corp.	6,010	260,473
Speedway Motorsports, Inc.	2,233	39,859
Starbucks Corp.	327,063	18,590,261
Tabcorp Holdings, Ltd.	438,373	1,542,319
Texas Roadhouse, Inc.	39,710	2,751,506
The Cheesecake Factory, Inc. (B)	25,102	1,343,961
The Habit Restaurants, Inc., Class A (A)	3,916	62,460
The Wendy’s Company	79,039	1,354,728
TUI AG	101,822	1,953,212
Whitbread PLC	42,385	2,605,060
Wingstop, Inc.	5,034	343,671
Wyndham Destinations, Inc.	41,973	1,819,949
Wyndham Hotels & Resorts, Inc.	42,178	2,343,831
Wynn Macau, Ltd.	360,270	827,394
Wynn Resorts, Ltd.	23,722	3,014,117
Yum! Brands, Inc.	76,938	6,994,434
Zoe’s Kitchen, Inc. (A)(B)	3,747	47,662
		188,426,656
Household durables – 0.7%
AV Homes, Inc. (A)	2,395	47,900
Barratt Developments PLC	232,879	1,719,800
Bassett Furniture Industries, Inc.	2,260	48,025
Beazer Homes USA, Inc. (A)	5,726	60,123
Berkeley Group Holdings PLC	29,735	1,424,507
Casio Computer Company, Ltd. (B)	45,148	737,957
Cavco Industries, Inc. (A)	1,483	375,199
Century Communities, Inc. (A)	4,403	115,579
D.R. Horton, Inc.	83,256	3,511,738
Electrolux AB, Series B	55,373	1,219,824
Ethan Allen Interiors, Inc.	4,547	94,350
Flexsteel Industries, Inc.	1,712	50,915
Garmin, Ltd.	29,324	2,054,146
GoPro, Inc., Class A (A)(B)	20,208	145,498
Green Brick Partners, Inc. (A)	4,461	45,056
Hamilton Beach Brands Holding
Company, Class B	853	18,715
Helen of Troy, Ltd. (A)	15,689	2,053,690
Hooker Furniture Corp.	2,147	72,569
Hovnanian Enterprises, Inc., Class A (A)	25,949	41,518
Husqvarna AB, B Shares	95,638	813,064
Iida Group Holdings Company, Ltd.	34,400	611,371
Installed Building Products, Inc. (A)	3,951	154,089
iRobot Corp. (A)	4,639	509,919
KB Home	50,894	1,216,876
La-Z-Boy, Inc.	8,090	255,644
Leggett & Platt, Inc.	31,296	1,370,452
Lennar Corp., A Shares	70,778	3,304,625
LGI Homes, Inc. (A)(B)	3,155	149,673
M/I Homes, Inc. (A)	4,743	113,500
MDC Holdings, Inc.	7,712	228,121
Meritage Homes Corp. (A)	6,576	262,382
Mohawk Industries, Inc. (A)	15,390	2,698,637
Newell Brands, Inc.	105,417	2,139,965
Nikon Corp.	74,346	1,397,059
NVR, Inc. (A)	1,440	3,557,952
Panasonic Corp.	512,509	5,940,607
Persimmon PLC	72,367	2,227,986
PulteGroup, Inc.	62,420	1,546,143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Rinnai Corp.	7,878	$600,589
Roku, Inc. (A)(B)	7,520	549,186
SEB SA	5,303	901,973
Sekisui Chemical Company, Ltd.	85,144	1,570,144
Sekisui House, Ltd.	144,126	2,197,813
Sharp Corp. (B)	40,400	820,908
Skyline Champion Corp.	3,340	95,424
Sonos, Inc. (A)	3,106	49,820
Sony Corp.	294,200	17,883,723
Taylor Morrison Home Corp.,
Class A (A)	19,270	347,631
Taylor Wimpey PLC	756,150	1,690,144
Techtronic Industries Company, Ltd.	317,242	2,023,588
Tempur Sealy International, Inc. (A)(B)	19,307	1,021,340
Toll Brothers, Inc.	57,255	1,891,133
TopBuild Corp. (A)	6,131	348,363
TRI Pointe Group, Inc. (A)	90,288	1,119,571
Tupperware Brands Corp.	29,906	1,000,356
Universal Electronics, Inc. (A)	2,533	99,674
Whirlpool Corp.	15,470	1,837,063
William Lyon Homes, Class A (A)	5,487	87,188
ZAGG, Inc. (A)	5,095	75,151
		78,545,956
Internet and direct marketing retail – 2.2%
1-800-Flowers.com, Inc., Class A (A)	5,019	59,224
Amazon.com, Inc. (A)	99,324	198,945,972
Booking Holdings, Inc. (A)	11,509	22,833,856
Delivery Hero SE (A)(C)	21,330	1,024,245
Duluth Holdings, Inc., Class B (A)	1,508	47,442
eBay, Inc. (A)	225,542	7,447,397
Etsy, Inc. (A)	20,680	1,062,538
Expedia Group, Inc.	28,822	3,760,695
Gaia, Inc. (A)	2,424	37,330
Groupon, Inc. (A)	77,299	291,417
Liberty Expedia Holdings, Inc.,
Series A (A)	9,495	446,645
Nutrisystem, Inc. (B)	5,202	192,734
Overstock.com, Inc. (A)(B)	3,723	103,127
PetMed Express, Inc. (B)	3,475	114,710
Quotient Technology, Inc. (A)	13,839	214,505
Rakuten, Inc.	199,505	1,528,414
Shutterfly, Inc. (A)	5,716	376,627
Shutterstock, Inc.	3,301	180,169
Stamps.com, Inc. (A)	3,025	684,255
Start Today Company, Ltd.	47,000	1,421,734
Zalando SE (A)(C)	25,504	991,043
		241,764,079
Leisure products – 0.2%
Acushnet Holdings Corp.	5,977	163,949
American Outdoor Brands Corp. (A)	9,384	145,734
Bandai Namco Holdings, Inc.	46,593	1,810,177
Brunswick Corp.	36,617	2,454,071
Callaway Golf Company	16,292	395,733
Clarus Corp.	4,704	51,979
Hasbro, Inc.	28,262	2,970,901
Johnson Outdoors, Inc., Class A	889	82,668
Malibu Boats, Inc., Class A (A)	3,624	198,305
Marine Products Corp.	1,693	38,753
Mattel, Inc. (A)(B)	84,865	1,332,381
MCBC Holdings, Inc. (A)	3,353	120,306
Nautilus, Inc. (A)	5,522	77,032
Polaris Industries, Inc.	24,706	2,494,071
Sankyo Company, Ltd.	10,751	420,572
Sega Sammy Holdings, Inc.	39,336	580,023
Shimano, Inc.	17,281	2,786,539
Sturm Ruger & Company, Inc.	2,856	197,207
Vista Outdoor, Inc. (A)	10,200	182,478
Yamaha Corp.	32,073	1,699,480
		18,202,359
Multiline retail – 0.4%
Big Lots, Inc.	23,976	1,001,957
Dillard’s, Inc., Class A (B)	10,156	775,309
Dollar General Corp.	64,380	7,036,734
Dollar Tree, Inc. (A)	57,673	4,703,233
Don Quijote Holdings Company, Ltd.	27,600	1,396,661
Harvey Norman Holdings, Ltd. (B)	127,372	324,006
Isetan Mitsukoshi Holdings, Ltd.	76,628	940,762
J Front Retailing Company, Ltd.	53,300	826,649
J.C. Penney Company, Inc. (A)(B)	56,396	93,617
Kohl’s Corp.	40,436	3,014,504
Macy’s, Inc.	74,455	2,585,822
Marks & Spencer Group PLC	379,994	1,429,704
Marui Group Company, Ltd. (B)	43,941	1,084,194
Next PLC	32,632	2,335,344
Nordstrom, Inc.	27,835	1,664,811
Ollie’s Bargain Outlet Holdings, Inc. (A)	30,301	2,911,926
Ryohin Keikaku Company, Ltd.	5,556	1,651,459
Takashimaya Company, Ltd. (B)	32,941	556,365
Target Corp.	127,615	11,256,919
		45,589,976
Specialty retail – 1.9%
Aaron’s, Inc.	41,108	2,238,742
ABC-Mart, Inc.	7,664	426,336
Abercrombie & Fitch Company,
Class A (B)	11,903	251,391
Advance Auto Parts, Inc.	17,962	3,023,543
American Eagle Outfitters, Inc.	99,134	2,461,497
America’s Car-Mart, Inc. (A)	1,071	83,752
Asbury Automotive Group, Inc. (A)	3,421	235,194
Ascena Retail Group, Inc. (A)	31,572	144,284
At Home Group, Inc. (A)	7,675	241,993
AutoNation, Inc. (A)	24,284	1,009,000
AutoZone, Inc. (A)	6,409	4,971,461
Barnes & Noble Education, Inc. (A)	7,515	43,286
Barnes & Noble, Inc.	11,682	67,756
Bed Bath & Beyond, Inc.	82,459	1,236,885
Best Buy Company, Inc.	58,940	4,677,478
Boot Barn Holdings, Inc. (A)	4,895	139,067
Caleres, Inc.	7,346	263,428
Camping World Holdings, Inc.,
Class A (B)	5,823	124,146
CarMax, Inc. (A)	42,811	3,196,697
Carvana Company (A)(B)	5,613	331,672
Chico’s FAS, Inc.	22,602	195,959
Citi Trends, Inc.	2,440	70,199
Conn’s, Inc. (A)	3,421	120,932
Dick’s Sporting Goods, Inc.	32,311	1,146,394
DSW, Inc., Class A	11,921	403,883
Dufry AG (A)(B)	7,490	846,247
Express, Inc. (A)	13,045	144,278
Fast Retailing Company, Ltd.	13,546	6,862,385
Five Below, Inc. (A)	32,966	4,287,558
Foot Locker, Inc.	28,215	1,438,401
GameStop Corp., Class A (B)	17,428	266,126
Genesco, Inc. (A)	3,413	160,752
GNC Holdings, Inc., Class A (A)(B)	15,898	65,818
Group 1 Automotive, Inc.	3,310	214,819
Guess?, Inc.	10,058	227,311

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Haverty Furniture Companies, Inc.	3,526	$77,925
Hennes & Mauritz AB, B Shares (B)	203,169	3,753,261
Hibbett Sports, Inc. (A)(B)	3,481	65,443
Hikari Tsushin, Inc.	5,000	988,168
Hudson, Ltd., Class A (A)	6,894	155,529
Industria de Diseno Textil SA (B)	253,082	7,646,003
Kingfisher PLC	497,557	1,682,352
L Brands, Inc.	55,386	1,678,196
Lithia Motors, Inc., Class A	3,965	323,782
Lowe’s Companies, Inc.	196,615	22,575,334
Lumber Liquidators Holdings, Inc. (A)	5,211	80,718
MarineMax, Inc. (A)	4,676	99,365
Monro, Inc.	5,515	383,844
Murphy USA, Inc. (A)	17,801	1,521,273
National Vision Holdings, Inc. (A)	8,467	382,200
Nitori Holdings Company, Ltd.	18,511	2,652,734
Office Depot, Inc.	96,518	309,823
O’Reilly Automotive, Inc. (A)	19,533	6,784,202
Party City Holdco, Inc. (A)(B)	9,936	134,633
Rent-A-Center, Inc. (A)	7,836	112,682
RH (A)(B)	3,339	437,442
Ross Stores, Inc.	91,326	9,050,407
Sally Beauty Holdings, Inc. (A)(B)	71,569	1,316,154
Shimamura Company, Ltd.	5,170	490,418
Shoe Carnival, Inc.	1,882	72,457
Signet Jewelers, Ltd.	32,130	2,118,331
Sleep Number Corp. (A)	6,077	223,512
Sonic Automotive, Inc., Class A	4,293	83,070
Sportsman’s Warehouse
Holdings, Inc. (A)	7,117	41,634
Tailored Brands, Inc. (B)	8,671	218,422
The Buckle, Inc.	5,198	119,814
The Cato Corp., Class A	4,077	85,699
The Children’s Place, Inc.	2,785	355,923
The Container Store Group, Inc. (A)	3,044	33,788
The Gap, Inc.	51,799	1,494,401
The Home Depot, Inc.	277,369	57,456,988
The Michaels Companies, Inc. (A)	41,245	669,406
The TJX Companies, Inc.	152,057	17,033,425
Tiffany & Company	26,415	3,406,743
Tile Shop Holdings, Inc.	8,173	58,437
Tilly’s, Inc., Class A	2,691	50,994
Tractor Supply Company	29,540	2,684,595
Ulta Beauty, Inc. (A)	13,766	3,883,664
Urban Outfitters, Inc. (A)	32,190	1,316,571
USS Company, Ltd.	51,448	955,071
Williams-Sonoma, Inc. (B)	34,014	2,235,400
Winmark Corp.	406	67,396
Yamada Denki Company, Ltd. (B)	146,408	740,715
Zumiez, Inc. (A)	3,438	90,591
		199,817,605
Textiles, apparel and luxury goods – 1.2%
adidas AG	43,673	10,680,645
Asics Corp.	37,772	563,321
Burberry Group PLC	96,833	2,542,766
Carter’s, Inc.	19,618	1,934,335
Cie Financiere Richemont SA (B)	121,052	9,869,406
Crocs, Inc. (A)	11,854	252,372
Culp, Inc.	2,294	55,515
Deckers Outdoor Corp. (A)	17,889	2,121,278
Fossil Group, Inc. (A)(B)	7,967	185,472
G-III Apparel Group, Ltd. (A)	7,532	362,967
Hanesbrands, Inc. (B)	88,480	1,630,686
Hermes International	7,317	4,847,687
HUGO BOSS AG	14,514	1,116,636
Kering SA	17,574	9,425,904
Li & Fung, Ltd.	1,374,774	307,947
Luxottica Group SpA	39,246	2,659,816
LVMH Moet Hennessy Louis Vuitton SE	64,457	22,777,230
Michael Kors Holdings, Ltd. (A)	36,198	2,481,735
Moncler SpA	41,555	1,788,004
Movado Group, Inc.	2,730	114,387
NIKE, Inc., Class B	310,390	26,296,241
Oxford Industries, Inc.	2,874	259,235
Pandora A/S	25,509	1,591,053
Perry Ellis International, Inc. (A)	2,332	63,734
Puma SE	1,926	950,298
PVH Corp.	18,580	2,682,952
Ralph Lauren Corp.	13,379	1,840,281
Rocky Brands, Inc.	1,327	37,554
Skechers U.S.A., Inc., Class A (A)	57,043	1,593,211
Steven Madden, Ltd.	9,994	528,683
Tapestry, Inc.	69,793	3,508,494
The Swatch Group AG	13,059	1,017,135
The Swatch Group AG, Bearer Shares	7,094	2,819,396
Under Armour, Inc., Class A (A)(B)	46,866	994,497
Under Armour, Inc., Class C (A)(B)	45,567	886,734
Unifi, Inc. (A)	2,850	80,741
Vera Bradley, Inc. (A)	4,421	67,464
VF Corp.	78,783	7,362,271
Wolverine World Wide, Inc.	15,886	620,348
Yue Yuen Industrial Holdings, Ltd.	175,987	489,241
		129,407,672
		1,107,737,631
Consumer staples – 7.4%
Beverages – 1.6%
Anheuser-Busch InBev SA	176,412	15,442,332
Asahi Group Holdings, Ltd.	84,081	3,648,043
Brown-Forman Corp., Class B	40,891	2,067,040
Carlsberg A/S, Class B	24,697	2,961,789
Coca-Cola Amatil, Ltd.	117,600	829,017
Coca-Cola Bottlers Japan Holdings, Inc.	31,100	832,368
Coca-Cola Bottling
Company Consolidated	825	150,381
Coca-Cola European Partners PLC (New
York Stock Exchange)	50,358	2,289,778
Coca-Cola HBC AG (A)	46,945	1,599,377
Constellation Brands, Inc., Class A	40,701	8,775,950
Craft Brew Alliance, Inc. (A)	2,818	46,074
Davide Campari-Milano SpA	136,294	1,160,638
Diageo PLC	570,713	20,219,265
Heineken Holding NV	26,611	2,412,992
Heineken NV	60,204	5,650,184
Kirin Holdings Company, Ltd.	190,792	4,893,420
MGP Ingredients, Inc. (B)	2,303	181,891
Molson Coors Brewing Company,
Class B	45,217	2,780,846
Monster Beverage Corp. (A)	96,448	5,620,989
National Beverage Corp. (A)(B)	2,034	237,205
PepsiCo, Inc.	342,875	38,333,425
Pernod Ricard SA	49,251	8,077,544
Primo Water Corp. (A)	5,836	105,340
Remy Cointreau SA	5,338	696,184
Suntory Beverage & Food, Ltd.	32,459	1,375,160
The Boston Beer Company, Inc.,
Class A (A)(B)	5,091	1,463,663
The Coca-Cola Company	927,925	42,860,856
Treasury Wine Estates, Ltd.	165,443	2,088,207
		176,799,958

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing – 1.4%
Aeon Company, Ltd.	140,978	$3,396,907
BJ’s Wholesale Club Holdings, Inc. (A)	7,568	202,671
Carrefour SA	134,177	2,571,769
Casey’s General Stores, Inc.	15,453	1,995,137
Casino Guichard Perrachon SA (B)	13,097	551,207
Colruyt SA (B)	14,098	797,838
Costco Wholesale Corp.	106,315	24,971,267
Dairy Farm International Holdings, Ltd.	78,400	705,396
FamilyMart UNY Holdings
Company, Ltd. (B)	14,641	1,525,633
ICA Gruppen AB (B)	19,285	611,688
Ingles Markets, Inc., Class A	2,689	92,098
J Sainsbury PLC	406,841	1,704,459
Jeronimo Martins SGPS SA	58,963	869,095
Koninklijke Ahold Delhaize NV	289,151	6,633,856
Lawson, Inc.	11,489	699,709
METRO AG	42,485	665,441
Performance Food Group Company (A)	17,549	584,382
PriceSmart, Inc.	3,863	312,710
Rite Aid Corp. (A)(B)	184,280	235,878
Seven & i Holdings Company, Ltd.	174,729	7,790,278
SpartanNash Company	6,246	125,295
Sprouts Farmers Market, Inc. (A)	53,667	1,471,012
Sundrug Company, Ltd.	16,792	599,181
SUPERVALU, Inc. (A)	6,555	211,202
Sysco Corp.	115,946	8,493,045
Tesco PLC	2,267,970	7,090,838
The Andersons, Inc.	4,813	181,209
The Chefs’ Warehouse, Inc. (A)	3,836	139,439
The Kroger Company	193,196	5,623,936
Tsuruha Holdings, Inc.	8,598	1,058,325
United Natural Foods, Inc. (A)	30,098	901,435
Village Super Market, Inc., Class A	1,848	50,266
Walgreens Boots Alliance, Inc.	204,501	14,908,123
Walmart, Inc.	347,905	32,671,759
Weis Markets, Inc.	1,762	76,471
Wesfarmers, Ltd.	262,962	9,469,053
Wm Morrison Supermarkets PLC	516,614	1,746,660
Woolworths Group, Ltd.	304,565	6,177,131
		147,911,799
Food products – 1.7%
a2 Milk Company, Ltd. (A)	169,755	1,266,270
Ajinomoto Company, Inc.	106,096	1,822,504
Archer-Daniels-Midland Company	135,716	6,822,443
Associated British Foods PLC	82,285	2,455,830
B&G Foods, Inc. (B)	11,348	311,503
Barry Callebaut AG	512	969,539
Calavo Growers, Inc. (B)	2,716	262,366
Calbee, Inc.	19,000	625,597
Cal-Maine Foods, Inc.	5,415	261,545
Campbell Soup Company (B)	46,535	1,704,577
Chocoladefabriken Lindt &
Spruengli AG	24	1,965,864
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	245	1,714,628
Conagra Brands, Inc.	94,983	3,226,573
Danone SA	142,655	11,086,462
Darling Ingredients, Inc. (A)	28,304	546,833
Dean Foods Company	16,475	116,973
Farmer Brothers Company (A)	2,051	54,146
Flowers Foods, Inc. (B)	77,468	1,445,553
Fresh Del Monte Produce, Inc.	5,233	177,346
Freshpet, Inc. (A)	4,564	167,499
General Mills, Inc.	144,501	6,201,983
Golden Agri-Resources, Ltd.	1,486,261	271,477
Hormel Foods Corp. (B)	65,691	2,588,225
Hostess Brands, Inc. (A)(B)	17,138	189,718
Ingredion, Inc.	29,993	3,148,065
J&J Snack Foods Corp.	2,573	388,240
John B. Sanfilippo & Son, Inc.	1,499	106,999
Kellogg Company	61,365	4,296,777
Kerry Group PLC, Class A	35,734	3,951,801
Kerry Group PLC, Class A (London
Stock Exchange)	1,204	132,860
Kikkoman Corp.	33,846	2,015,755
Lamb Weston Holdings, Inc.	61,849	4,119,143
Lancaster Colony Corp.	11,484	1,713,528
Landec Corp. (A)	5,482	78,941
Limoneira Company	2,785	72,716
Marine Harvest ASA	96,236	2,229,978
McCormick & Company, Inc. (B)	29,408	3,874,504
MEIJI Holdings Company, Ltd.	28,200	1,895,379
Mondelez International, Inc., Class A	355,564	15,275,029
Nestle SA	721,252	60,034,529
NH Foods, Ltd.	21,041	777,305
Nisshin Seifun Group, Inc.	46,500	1,019,775
Nissin Foods Holdings Company, Ltd.	14,675	1,009,449
Orkla ASA	188,255	1,590,570
Post Holdings, Inc. (A)(B)	28,131	2,757,963
Sanderson Farms, Inc.	12,021	1,242,611
Seneca Foods Corp., Class A (A)	1,501	50,584
The Hain Celestial Group, Inc. (A)	37,751	1,023,807
The Hershey Company	33,890	3,456,780
The J.M. Smucker Company	27,579	2,829,881
The Kraft Heinz Company	150,748	8,307,722
The Simply Good Foods Company (A)	10,489	204,011
Tootsie Roll Industries, Inc. (B)	10,689	312,653
Toyo Suisan Kaisha, Ltd.	20,750	805,565
TreeHouse Foods, Inc. (A)	23,678	1,132,992
Tyson Foods, Inc., Class A	71,754	4,271,516
WH Group, Ltd. (C)	2,031,500	1,426,225
Wilmar International, Ltd.	444,803	1,047,304
Yakult Honsha Company, Ltd.	25,703	2,107,916
Yamazaki Baking Company, Ltd.	28,090	562,699
		185,527,026
Household products – 1.0%
Central Garden & Pet Company (A)	2,648	95,434
Central Garden & Pet Company,
Class A (A)	6,010	199,171
Church & Dwight Company, Inc.	59,499	3,532,456
Colgate-Palmolive Company	210,353	14,083,133
Energizer Holdings, Inc.	25,245	1,480,619
Essity AB, Class B	140,091	3,516,465
Henkel AG & Company KGaA	24,005	2,546,638
Kimberly-Clark Corp.	84,291	9,578,829
Lion Corp.	52,200	1,159,342
Reckitt Benckiser Group PLC	155,101	14,168,476
The Clorox Company	31,054	4,670,832
The Procter & Gamble Company	603,457	50,225,726
Unicharm Corp.	93,200	3,083,582
WD-40 Company (B)	2,351	404,607
		108,745,310
Personal products – 0.8%
Beiersdorf AG	23,259	2,621,833
Coty, Inc., Class A	109,226	1,371,879
Edgewell Personal Care Company (A)	32,171	1,487,265
elf Beauty, Inc. (A)	4,394	55,936
Inter Parfums, Inc. (B)	3,043	196,121
Kao Corp.	114,775	9,271,271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kobayashi Pharmaceutical
Company, Ltd.	11,400	$839,280
Kose Corp.	7,100	1,352,872
L’Oreal SA	58,567	14,119,757
Medifast, Inc.	2,017	446,866
Natural Health Trends Corp.	1,574	36,643
Nu Skin Enterprises, Inc., Class A	23,428	1,930,936
Pola Orbis Holdings, Inc.	21,572	787,877
Revlon, Inc., Class A (A)	1,642	36,617
Shiseido Company, Ltd.	88,160	6,827,809
The Estee Lauder Companies, Inc.,
Class A	54,339	7,896,543
Unilever NV	357,916	19,909,024
Unilever PLC	282,990	15,545,801
USANA Health Sciences, Inc. (A)	2,213	266,777
		85,001,107
Tobacco – 0.9%
22nd Century Group, Inc. (A)(B)	21,687	60,940
Altria Group, Inc.	457,031	27,563,540
British American Tobacco PLC	531,331	24,770,914
Imperial Brands PLC	221,311	7,701,168
Japan Tobacco, Inc.	255,266	6,665,839
Philip Morris International, Inc.	376,851	30,728,431
Pyxus International, Inc. (A)	1,546	35,558
Swedish Match AB	40,812	2,086,117
Turning Point Brands, Inc.	1,429	59,246
Universal Corp.	4,256	276,640
Vector Group, Ltd. (B)	17,714	244,104
		100,192,497
		804,177,697
Energy – 5.8%
Energy equipment and services – 0.6%
Apergy Corp. (A)	32,737	1,426,024
Archrock, Inc.	22,387	273,121
Baker Hughes, a GE Company	100,954	3,415,274
Basic Energy Services, Inc. (A)	3,937	39,331
Bristow Group, Inc. (A)(B)	5,809	70,463
C&J Energy Services, Inc. (A)	11,345	235,976
Cactus, Inc., Class A (A)	6,637	254,064
CARBO Ceramics, Inc. (A)	4,338	31,451
Core Laboratories NV (B)	18,655	2,160,809
Covia Holdings Corp. (A)(B)	5,660	50,770
Diamond Offshore Drilling, Inc. (A)(B)	38,483	769,660
Dril-Quip, Inc. (A)	22,337	1,167,108
Ensco PLC, Class A (B)	184,874	1,560,337
Era Group, Inc. (A)	4,386	54,167
Exterran Corp. (A)	5,768	153,025
Forum Energy Technologies, Inc. (A)	14,324	148,253
Frank’s International NV (A)	13,436	116,624
FTS International, Inc. (A)	5,921	69,809
Halliburton Company	213,307	8,645,333
Helix Energy Solutions Group, Inc. (A)	24,733	244,362
Helmerich & Payne, Inc.	26,376	1,813,878
Independence Contract Drilling, Inc. (A)	7,807	38,567
John Wood Group PLC	157,468	1,579,838
Keane Group, Inc. (A)	9,563	118,294
KLX Energy Services Holdings, Inc. (A)	3,707	118,648
Liberty Oilfield Services, Inc.,
Class A (B)	7,913	170,683
Mammoth Energy Services, Inc. (B)	2,248	65,417
Matrix Service Company (A)	4,785	117,950
McDermott International, Inc. (A)	107,109	1,974,019
Nabors Industries, Ltd.	137,344	846,039
National Oilwell Varco, Inc.	92,772	3,996,618
Natural Gas Services Group, Inc. (A)	2,742	57,856
NCS Multistage Holdings, Inc. (A)	2,044	33,746
Newpark Resources, Inc. (A)	15,722	162,723
Nine Energy Service, Inc. (A)	2,705	82,719
Noble Corp. PLC (A)	43,326	304,582
Nordic American Offshore, Ltd.	889	862
Ocean Rig UDW, Inc., Class A (A)	9,457	327,401
Oceaneering International, Inc. (A)	58,844	1,624,094
Oil States International, Inc. (A)	10,378	344,550
Patterson-UTI Energy, Inc.	92,884	1,589,245
Pioneer Energy Services Corp. (A)	14,789	43,628
ProPetro Holding Corp. (A)	12,511	206,306
RigNet, Inc. (A)	2,715	55,250
Rowan Companies PLC, Class A (A)	75,859	1,428,425
Schlumberger, Ltd.	335,517	20,439,696
SEACOR Holdings, Inc. (A)	2,969	146,698
SEACOR Marine Holdings, Inc. (A)	2,942	66,577
Select Energy Services, Inc., Class A (A)	7,952	94,152
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(B)	4,592	86,743
Superior Energy Services, Inc. (A)	92,347	899,460
TechnipFMC PLC	103,598	3,237,438
Tenaris SA	109,005	1,825,555
TETRA Technologies, Inc. (A)	22,181	100,036
Tidewater, Inc. (A)	4,247	132,464
Transocean, Ltd. (A)(B)	181,330	2,529,554
U.S. Silica Holdings, Inc. (B)	13,582	255,749
Unit Corp. (A)	9,259	241,290
		68,042,711
Oil, gas and consumable fuels – 5.2%
Abraxas Petroleum Corp. (A)	30,357	70,732
Aker BP ASA	25,173	1,065,907
Alta Mesa Resources, Inc. (A)(B)	18,494	77,305
Amyris, Inc. (A)	5,718	45,401
Anadarko Petroleum Corp.	124,143	8,368,480
Apache Corp.	92,733	4,420,582
Arch Coal, Inc., Class A	3,100	277,140
Ardmore Shipping Corp. (A)	6,936	45,084
Berry Petroleum Corp.	2,447	40,961
Bonanza Creek Energy, Inc. (A)	3,378	100,597
BP PLC	4,625,247	35,451,307
Cabot Oil & Gas Corp.	106,921	2,407,861
California Resources Corp. (A)	7,859	381,397
Callon Petroleum Company (A)	135,655	1,626,503
Caltex Australia, Ltd.	59,834	1,292,642
Carrizo Oil & Gas, Inc. (A)	15,241	384,073
Chesapeake Energy Corp. (A)(B)	385,651	1,731,573
Chevron Corp.	464,514	56,800,772
Cimarex Energy Company	22,943	2,132,322
Clean Energy Fuels Corp. (A)	25,860	67,236
Cloud Peak Energy, Inc. (A)	14,462	33,263
CNX Resources Corp. (A)	89,955	1,287,256
Concho Resources, Inc. (A)	48,547	7,415,554
ConocoPhillips	281,734	21,806,212
CONSOL Energy, Inc. (A)	4,837	197,398
CVR Energy, Inc.	2,783	111,932
Delek US Holdings, Inc.	14,439	612,647
Denbury Resources, Inc. (A)	79,935	495,597
Devon Energy Corp.	123,353	4,926,719
DHT Holdings, Inc.	16,945	79,642
Dorian LPG, Ltd. (A)	5,603	44,656
Earthstone Energy, Inc., Class A (A)	4,039	37,886
Enagas SA	52,964	1,427,549
Energen Corp. (A)	34,602	2,981,654
Energy Fuels, Inc. (A)	16,124	52,887

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Eni SpA	590,280	$11,126,525
EOG Resources, Inc.	140,412	17,912,359
EQT Corp.	64,174	2,838,416
Equinor ASA	271,405	7,630,894
Evolution Petroleum Corp.	5,260	58,123
Exxon Mobil Corp.	1,026,373	87,262,232
Frontline, Ltd. (A)	14,022	81,468
Galp Energia SGPS SA	115,655	2,293,187
GasLog, Ltd.	7,136	140,936
Golar LNG, Ltd.	16,374	455,197
Green Plains, Inc.	6,874	118,233
Gulfport Energy Corp. (A)	97,138	1,011,207
Halcon Resources Corp. (A)(B)	24,107	107,758
Hess Corp.	61,030	4,368,527
HighPoint Resources Corp. (A)	19,781	96,531
HollyFrontier Corp.	39,306	2,747,489
Idemitsu Kosan Company, Ltd.	31,000	1,641,279
Inpex Corp.	237,341	2,965,467
International Seaways, Inc. (A)	3,850	77,077
Jagged Peak Energy, Inc. (A)	11,298	156,251
JXTG Holdings, Inc.	755,111	5,711,501
Kinder Morgan, Inc.	460,048	8,156,651
Koninklijke Vopak NV	16,172	796,734
Laredo Petroleum, Inc. (A)	27,359	223,523
Lilis Energy, Inc. (A)	9,001	44,105
Lundin Petroleum AB	43,760	1,668,008
Marathon Oil Corp.	207,101	4,821,311
Marathon Petroleum Corp. (B)	162,569	13,000,643
Matador Resources Company (A)	62,061	2,051,116
Murphy Oil Corp.	68,795	2,293,625
Neste OYJ	29,604	2,440,122
Newfield Exploration Company (A)	49,139	1,416,677
Noble Energy, Inc.	117,126	3,653,160
Nordic American Tankers, Ltd.	27,234	56,919
Northern Oil and Gas, Inc. (A)(B)	34,351	137,404
Oasis Petroleum, Inc. (A)	159,572	2,262,731
Occidental Petroleum Corp.	185,397	15,234,071
Oil Search, Ltd.	316,643	2,068,284
OMV AG	34,010	1,907,927
ONEOK, Inc.	99,692	6,758,121
Origin Energy, Ltd. (A)	406,014	2,420,107
Overseas Shipholding Group, Inc.,
Class A (A)	10,909	34,363
Panhandle Oil and Gas, Inc., Class A	3,136	57,859
Par Pacific Holdings, Inc. (A)	5,499	112,180
PBF Energy, Inc., Class A	50,606	2,525,745
PDC Energy, Inc. (A)	11,532	564,607
Peabody Energy Corp.	13,412	478,004
Penn Virginia Corp. (A)	2,164	174,289
Phillips 66	103,551	11,672,269
Pioneer Natural Resources Company	41,307	7,195,266
QEP Resources, Inc. (A)	99,831	1,130,087
Range Resources Corp.	87,420	1,485,266
Renewable Energy Group, Inc. (A)	6,437	185,386
Repsol SA	315,626	6,283,271
Resolute Energy Corp. (A)(B)	3,856	145,795
REX American Resources Corp. (A)	997	75,323
Ring Energy, Inc. (A)	10,454	103,599
Royal Dutch Shell PLC, A Shares
(London Stock Exchange)	1,065,301	36,527,513
Royal Dutch Shell PLC, B Shares	867,790	30,378,335
Sanchez Energy Corp. (A)(B)	16,639	38,270
SandRidge Energy, Inc. (A)	5,173	56,231
Santos, Ltd.	410,868	2,157,132
Scorpio Tankers, Inc.	52,687	105,901
SemGroup Corp., Class A	13,932	307,201
Ship Finance International, Ltd. (B)	13,653	189,777
Showa Shell Sekiyu KK	44,094	935,368
SilverBow Resources, Inc. (A)	1,300	34,671
SM Energy Company	43,459	1,370,262
Snam SpA	525,488	2,185,231
Southwestern Energy Company (A)	349,967	1,788,331
SRC Energy, Inc. (A)	42,099	374,260
Talos Energy, Inc. (A)	3,593	117,922
Teekay Corp. (B)	12,301	82,909
Teekay Tankers, Ltd., Class A	40,494	40,000
Tellurian, Inc. (A)(B)	15,202	136,362
The Williams Companies, Inc.	293,178	7,971,510
TOTAL SA (B)	554,465	36,051,730
Ultra Petroleum Corp. (A)(B)	30,064	33,672
Uranium Energy Corp. (A)	31,582	54,321
Valero Energy Corp.	103,623	11,787,116
W&T Offshore, Inc. (A)	16,483	158,896
WildHorse Resource Development
Corp. (A)(B)	4,826	114,087
Woodside Petroleum, Ltd.	216,879	6,050,238
World Fuel Services Corp.	40,299	1,115,476
WPX Energy, Inc. (A)	166,570	3,351,388
		554,248,042
		622,290,753
Financials – 15.2%
Banks – 7.5%
1st Constitution Bancorp	1,974	40,862
1st Source Corp.	2,414	127,025
ABN AMRO Group NV (C)	97,773	2,662,759
Access National Corp.	3,096	83,933
ACNB Corp.	1,526	56,767
AIB Group PLC	187,159	956,585
Allegiance Bancshares, Inc. (A)	2,267	94,534
Amalgamated Bank, Class A (A)	2,134	41,165
American National Bankshares, Inc.	1,748	68,172
Ameris Bancorp	7,310	334,067
Ames National Corp.	2,596	70,741
Aozora Bank, Ltd.	27,227	972,438
Arrow Financial Corp.	2,206	81,632
Associated Banc-Corp.	72,655	1,889,030
Atlantic Capital Bancshares, Inc. (A)	5,104	85,492
Australia & New Zealand Banking
Group, Ltd.	671,024	13,659,815
Banc of California, Inc.	7,251	137,044
BancFirst Corp.	3,001	179,910
Banco Bilbao Vizcaya Argentaria SA (B)	1,546,610	9,805,884
Banco de Sabadell SA	1,305,802	2,018,637
Banco Espirito Santo SA (A)	625,609	1,127
Banco Santander SA	3,736,010	18,704,922
BancorpSouth Bank	53,759	1,757,919
Bank Hapoalim BM	245,673	1,798,964
Bank Leumi Le-Israel BM	334,509	2,204,534
Bank of America Corp.	2,251,998	66,343,861
Bank of Commerce Holdings	4,484	54,705
Bank of Hawaii Corp.	17,745	1,400,258
Bank of Ireland Group PLC	224,370	1,715,741
Bank of Marin Bancorp	1,243	104,288
Bank of Queensland, Ltd.	93,205	742,026
Bank OZK	51,048	1,937,782
Bankia SA	282,350	1,102,213
Bankinter SA	154,651	1,420,596
Bankwell Financial Group, Inc.	1,405	44,061
Banner Corp.	5,411	336,402

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	2,938	$84,379
Barclays PLC	3,959,376	8,781,990
Baycom Corp. (A)	2,794	74,544
BB&T Corp.	187,765	9,114,113
BCB Bancorp, Inc.	2,856	39,556
Bendigo & Adelaide Bank, Ltd.	112,325	872,346
Berkshire Hills Bancorp, Inc.	6,685	272,080
Blue Hills Bancorp, Inc.	4,214	101,557
BNP Paribas SA	260,705	15,964,690
BOC Hong Kong Holdings, Ltd.	855,241	4,059,242
Boston Private Financial Holdings, Inc.	14,315	195,400
Bridge Bancorp, Inc.	3,024	100,397
Brookline Bancorp, Inc.	13,367	223,229
Bryn Mawr Bank Corp.	3,283	153,973
Business First Bancshares, Inc.	2,276	60,428
Byline Bancorp, Inc. (A)	2,752	62,470
C&F Financial Corp.	774	45,473
Cadence BanCorp	11,866	309,940
CaixaBank SA	829,374	3,771,926
Cambridge Bancorp	777	69,922
Camden National Corp.	2,689	116,810
Capital City Bank Group, Inc.	2,472	57,696
Capstar Financial Holdings, Inc.	2,530	42,251
Carolina Financial Corp.	3,615	136,358
Cathay General Bancorp (B)	45,496	1,885,354
CB Financial Services, Inc.	1,709	52,723
CBTX, Inc.	3,225	114,617
CenterState Bank Corp.	15,706	440,553
Central Pacific Financial Corp.	4,930	130,300
Central Valley Community Bancorp	2,352	50,827
Century Bancorp, Inc., Class A	601	43,422
Chemical Financial Corp.	42,174	2,252,092
Chemung Financial Corp.	922	39,120
Citigroup, Inc.	610,106	43,769,004
Citizens & Northern Corp.	2,537	66,343
Citizens Financial Group, Inc.	115,436	4,452,367
City Holding Company	2,374	182,323
Civista Bancshares, Inc.	3,268	78,726
CNB Financial Corp.	2,772	80,000
CoBiz Financial, Inc.	6,597	146,058
Codorus Valley Bancorp, Inc.	1,875	58,575
Columbia Banking System, Inc. (B)	12,403	480,864
Comerica, Inc.	41,573	3,749,885
Commerce Bancshares, Inc.	40,070	2,645,421
Commerzbank AG (A)	232,558	2,416,258
Commonwealth Bank of Australia	407,955	21,056,028
Community Bank System, Inc.	8,355	510,240
Community Bankers Trust Corp. (A)	5,133	45,170
Community Trust Bancorp, Inc.	2,562	118,749
Concordia Financial Group, Ltd.	247,246	1,211,889
ConnectOne Bancorp, Inc.	5,446	129,343
Credit Agricole SA	265,440	3,815,697
Cullen/Frost Bankers, Inc.	26,987	2,818,522
Customers Bancorp, Inc. (A)	5,076	119,438
CVB Financial Corp.	18,990	423,857
Danske Bank A/S	166,234	4,357,412
DBS Group Holdings, Ltd.	416,283	7,941,490
DNB ASA	226,141	4,759,022
Eagle Bancorp, Inc. (A)	5,544	280,526
East West Bancorp, Inc.	61,160	3,692,229
Enterprise Financial Services Corp.	3,708	196,709
Equity Bancshares, Inc., Class A (A)	2,470	96,972
Erste Group Bank AG (A)	69,515	2,886,037
Esquire Financial Holdings, Inc. (A)	1,946	48,572
Evans Bancorp, Inc.	1,072	50,330
Farmers & Merchants Bancorp, Inc.	1,570	66,866
Farmers National Banc Corp.	5,131	78,504
FB Financial Corp.	2,647	103,709
FCB Financial Holdings, Inc.,
Class A (A)	7,252	343,745
Fidelity D&D Bancorp, Inc.	664	45,803
Fidelity Southern Corp.	4,109	101,821
Fifth Third Bancorp	161,639	4,512,961
Financial Institutions, Inc.	2,908	91,311
First Bancorp	4,950	200,525
First BanCorp (PR) (A)	37,118	337,774
First Bancorp, Inc.	2,109	61,098
First Busey Corp.	7,205	223,715
First Business Financial Services, Inc.	2,108	48,863
First Choice Bancorp	2,013	54,532
First Commonwealth Financial Corp.	16,498	266,278
First Community Bancshares, Inc.	2,969	100,590
First Community Corp.	2,176	52,659
First Connecticut Bancorp, Inc.	2,732	80,731
First Financial Bancorp	16,241	482,358
First Financial Bankshares, Inc. (B)	11,058	653,528
First Financial Corp.	2,114	106,123
First Financial Northwest, Inc.	2,323	38,492
First Foundation, Inc. (A)	7,092	110,777
First Horizon National Corp.	137,209	2,368,227
First Internet Bancorp	2,120	64,554
First Interstate BancSystem, Inc.,
Class A	5,106	228,749
First Merchants Corp.	8,304	373,597
First Mid-Illinois Bancshares, Inc.	2,335	94,171
First Midwest Bancorp, Inc.	17,585	467,585
First NBC Bank Holding Company (A)	4,227	152
First United Corp.	2,147	40,364
Flushing Financial Corp.	5,160	125,904
FNB Corp.	136,972	1,742,284
Franklin Financial Network, Inc. (A)(B)	2,323	90,829
Fukuoka Financial Group, Inc.	33,820	930,074
Fulton Financial Corp.	103,370	1,721,111
German American Bancorp, Inc.	3,636	128,278
Glacier Bancorp, Inc.	14,440	622,220
Great Southern Bancorp, Inc.	1,897	104,999
Great Western Bancorp, Inc.	9,858	415,909
Green Bancorp, Inc.	4,841	106,986
Guaranty Bancorp	4,459	132,432
Guaranty Bancshares, Inc.	1,888	57,074
Hancock Whitney Corp.	50,429	2,397,899
Hang Seng Bank, Ltd.	176,790	4,797,019
Hanmi Financial Corp.	5,597	139,365
HarborOne Bancorp, Inc. (A)	2,936	56,136
Heartland Financial USA, Inc.	4,887	283,690
Heritage Commerce Corp.	7,548	112,616
Heritage Financial Corp.	6,065	213,185
Hilltop Holdings, Inc.	12,559	253,315
Home BancShares, Inc.	95,041	2,081,398
HomeTrust Bancshares, Inc. (A)	3,141	91,560
Hope Bancorp, Inc.	21,364	345,456
Horizon Bancorp, Inc.	6,685	132,029
Howard Bancorp, Inc. (A)	3,225	57,083
HSBC Holdings PLC	4,647,451	40,550,782
Huntington Bancshares, Inc.	267,839	3,996,158
IBERIABANK Corp.	9,421	766,398
Independent Bank Corp. (MA)	4,620	381,612
Independent Bank Corp. (MI)	3,934	93,039
Independent Bank Group, Inc.	3,663	242,857
ING Groep NV	901,405	11,699,423

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	32,453	$1,460,385
Intesa Sanpaolo SpA	3,447,003	8,782,734
Investar Holding Corp.	1,750	46,988
Investors Bancorp, Inc.	40,362	495,242
Japan Post Bank Company, Ltd.	93,200	1,101,287
JPMorgan Chase & Co.	814,782	91,940,001
KBC Group NV	58,392	4,341,938
KeyCorp	255,115	5,074,237
Lakeland Bancorp, Inc.	7,803	140,844
Lakeland Financial Corp.	3,937	182,992
LCNB Corp.	3,101	57,834
LegacyTexas Financial Group, Inc.	8,258	351,791
Live Oak Bancshares, Inc.	4,393	117,732
Lloyds Banking Group PLC	16,725,233	12,863,159
M&T Bank Corp.	34,856	5,735,206
Macatawa Bank Corp.	5,376	62,953
MB Financial, Inc.	49,650	2,289,362
MBT Financial Corp.	4,253	48,059
Mebuki Financial Group, Inc.	191,700	663,292
Mediobanca Banca di Credito
Finanziario SpA	142,488	1,418,007
Mercantile Bank Corp.	2,970	99,109
Metropolitan Bank Holding Corp. (A)	1,339	55,060
Mid Penn Bancorp, Inc.	1,371	39,965
Middlefield Banc Corp.	1,003	47,241
Midland States Bancorp, Inc.	3,733	119,829
MidSouth Bancorp, Inc.	3,714	57,196
MidWestOne Financial Group, Inc.	2,306	76,813
Mitsubishi UFJ Financial Group, Inc.	2,740,268	17,024,431
Mizrahi Tefahot Bank, Ltd.	31,824	557,293
Mizuho Financial Group, Inc.	5,593,600	9,748,532
MutualFirst Financial, Inc.	1,165	42,930
MVB Financial Corp.	2,259	40,707
National Australia Bank, Ltd.	630,837	12,664,697
National Bank Holdings Corp., Class A	4,717	177,595
National Commerce Corp. (A)	3,209	132,532
NBT Bancorp, Inc.	7,239	277,833
Nicolet Bankshares, Inc. (A)	1,572	85,690
Nordea Bank AB	705,679	7,678,206
Northrim BanCorp, Inc.	1,671	69,430
Norwood Financial Corp.	1,320	51,691
OFG Bancorp	7,505	121,206
Ohio Valley Banc Corp.	1,090	39,949
Old Line Bancshares, Inc.	2,921	92,420
Old National Bancorp (B)	25,393	490,085
Old Second Bancorp, Inc.	5,623	86,875
Opus Bank	3,482	95,407
Origin Bancorp, Inc.	3,081	116,000
Orrstown Financial Services, Inc.	2,088	49,694
Oversea-Chinese Banking Corp., Ltd.	730,324	6,111,125
Pacific City Financial Corp.	3,039	58,774
Pacific Premier Bancorp, Inc. (A)	7,840	291,648
PacWest Bancorp	51,697	2,463,362
Park National Corp.	2,235	235,927
Parke Bancorp, Inc.	1,834	41,173
Peapack Gladstone Financial Corp.	3,355	103,636
Penns Woods Bancorp, Inc.	1,070	46,492
Peoples Bancorp, Inc.	3,129	109,609
Peoples Financial Services Corp.	1,371	58,130
People’s United Financial, Inc.	83,543	1,430,256
People’s Utah Bancorp	2,860	97,097
Pinnacle Financial Partners, Inc.	30,913	1,859,417
Preferred Bank	2,367	138,470
Premier Financial Bancorp, Inc.	3,041	56,228
Prosperity Bancshares, Inc.	28,016	1,942,910
QCR Holdings, Inc.	2,337	95,466
Raiffeisen Bank International AG	34,939	1,005,598
RBB Bancorp	2,594	63,553
Regions Financial Corp.	267,430	4,907,341
Renasant Corp.	8,198	337,840
Republic Bancorp, Inc., Class A	1,535	70,764
Republic First Bancorp, Inc. (A)	9,477	67,761
Resona Holdings, Inc.	485,246	2,724,398
S&T Bancorp, Inc.	5,569	241,472
Sandy Spring Bancorp, Inc.	5,616	220,765
SB One Bancorp	2,025	51,030
Seacoast Banking Corp. of
Florida (A)(B)	7,791	227,497
Select Bancorp, Inc. (A)	3,919	48,596
ServisFirst Bancshares, Inc.	8,003	313,317
Seven Bank, Ltd. (B)	139,440	440,400
Shinsei Bank, Ltd.	35,766	584,314
Shore Bancshares, Inc.	3,356	59,804
Sierra Bancorp	2,905	83,955
Signature Bank	23,375	2,684,385
Simmons First National Corp., Class A	15,528	457,300
Skandinaviska Enskilda Banken AB,
Series A	377,592	4,209,422
SmartFinancial, Inc. (A)	2,667	62,808
Societe Generale SA	178,042	7,645,193
South State Corp.	6,146	503,972
Southern First Bancshares, Inc. (A)	1,603	62,998
Southern National Bancorp of
Virginia, Inc.	4,579	74,180
Southside Bancshares, Inc.	5,455	189,834
Standard Chartered PLC	650,364	5,388,402
State Bank Financial Corp.	6,367	192,156
Sterling Bancorp	95,362	2,097,964
Stock Yards Bancorp, Inc.	3,649	132,459
Sumitomo Mitsui Financial Group, Inc.	311,658	12,542,323
Sumitomo Mitsui Trust Holdings, Inc.	76,683	3,155,234
Summit Financial Group, Inc.	2,216	51,433
SunTrust Banks, Inc.	111,723	7,461,979
SVB Financial Group (A)	12,907	4,011,883
Svenska Handelsbanken AB, A Shares	353,192	4,454,329
Swedbank AB, A Shares	209,656	5,185,244
Synovus Financial Corp.	49,544	2,268,620
TCF Financial Corp.	70,797	1,685,677
Texas Capital Bancshares, Inc. (A)	21,183	1,750,775
The Bancorp, Inc. (A)	9,689	92,918
The Bank of East Asia, Ltd.	296,999	1,105,282
The Bank of Kyoto, Ltd.	12,314	642,749
The Bank of NT Butterfield & Son, Ltd.	8,955	464,406
The Bank of Princeton (A)	1,608	49,108
The Chiba Bank, Ltd.	140,664	960,672
The First Bancshares, Inc.	2,352	91,846
The First of Long Island Corp.	4,680	101,790
The PNC Financial Services Group, Inc.	112,559	15,329,410
The Royal Bank of Scotland Group PLC	1,116,031	3,616,051
The Shizuoka Bank, Ltd.	99,708	894,762
Tompkins Financial Corp.	2,369	192,339
Towne Bank	11,032	340,337
TriCo Bancshares	4,260	164,521
TriState Capital Holdings, Inc. (A)	4,285	118,266
Triumph Bancorp, Inc. (A)	4,127	157,651
Trustmark Corp.	39,725	1,336,746
U.S. Bancorp	371,215	19,603,864
UMB Financial Corp.	26,675	1,891,258
Umpqua Holdings Corp.	93,121	1,936,917
UniCredit SpA	465,640	6,986,788

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Union Bankshares Corp.	11,153	$429,725
United Bankshares, Inc. (B)	60,624	2,203,682
United Community Banks, Inc.	13,336	371,941
United Overseas Bank, Ltd.	310,539	6,138,868
Univest Corp. of Pennsylvania	5,147	136,138
Valley National Bancorp (B)	194,790	2,191,388
Veritex Holdings, Inc. (A)	4,230	119,540
Washington Trust Bancorp, Inc.	2,488	137,586
Webster Financial Corp.	38,953	2,296,669
Wells Fargo & Company	1,050,809	55,230,521
WesBanco, Inc.	8,841	394,132
West Bancorporation, Inc.	3,088	72,568
Westamerica Bancorporation (B)	4,211	253,334
Westpac Banking Corp.	793,650	15,960,827
Wintrust Financial Corp.	23,805	2,021,997
Yamaguchi Financial Group, Inc.	45,554	496,358
Zions Bancorporation	47,169	2,365,525
		809,176,641
Capital markets – 2.5%
3i Group PLC	224,891	2,753,759
Affiliated Managers Group, Inc.	12,954	1,771,071
Ameriprise Financial, Inc.	34,397	5,079,061
Amundi SA (C)	14,225	1,065,280
Arlington Asset Investment Corp.,
Class A (B)	5,573	52,052
Artisan Partners Asset Management, Inc.,
Class A	8,446	273,650
ASX, Ltd.	44,740	2,057,899
B. Riley Financial, Inc.	3,724	84,349
BlackRock, Inc.	29,789	14,040,449
Blucora, Inc. (A)	8,249	332,022
BrightSphere Investment Group PLC	14,210	176,204
Cboe Global Markets, Inc.	27,099	2,600,420
CME Group, Inc.	82,573	14,054,750
Cohen & Steers, Inc. (B)	3,927	159,475
Cowen, Inc. (A)(B)	4,981	81,190
Credit Suisse Group AG (A)	592,879	8,896,420
Daiwa Securities Group, Inc.	373,508	2,271,583
Deutsche Bank AG	455,390	5,186,753
Deutsche Boerse AG	44,848	5,996,477
Diamond Hill Investment Group, Inc.	618	102,211
Donnelley Financial Solutions, Inc. (A)	5,936	106,373
E*TRADE Financial Corp. (A)	62,978	3,299,417
Eaton Vance Corp.	49,845	2,619,853
Evercore, Inc., Class A (B)	17,300	1,739,515
FactSet Research Systems, Inc.	16,197	3,623,431
Federated Investors, Inc., Class B (B)	57,071	1,376,553
Focus Financial Partners, Inc.,
Class A (A)	3,313	157,235
Franklin Resources, Inc.	74,140	2,254,597
GAIN Capital Holdings, Inc.	5,723	37,200
Greenhill & Company, Inc.	3,406	89,748
Hamilton Lane, Inc., Class A	2,588	114,597
Hargreaves Lansdown PLC	66,193	1,926,918
Hong Kong Exchanges &
Clearing, Ltd. (B)	273,171	7,805,745
Houlihan Lokey, Inc.	5,618	252,417
Interactive Brokers Group, Inc., Class A	31,705	1,753,604
Intercontinental Exchange, Inc.	139,007	10,410,234
INTL. FCStone, Inc. (A)	2,666	128,821
Invesco, Ltd.	99,232	2,270,428
Investec PLC	154,356	1,082,825
Investment Technology Group, Inc.	5,979	129,505
Janus Henderson Group PLC	71,087	1,916,506
Japan Exchange Group, Inc.	118,200	2,058,961
Julius Baer Group, Ltd. (A)	51,711	2,584,314
Ladenburg Thalmann Financial
Services, Inc.	21,454	57,926
Legg Mason, Inc.	36,145	1,128,808
London Stock Exchange Group PLC	72,680	4,343,119
Macquarie Group, Ltd.	75,100	6,831,722
MarketAxess Holdings, Inc.	15,863	2,831,387
Moelis & Company, Class A	7,694	421,631
Moody’s Corp.	40,471	6,766,751
Morgan Stanley	321,501	14,972,302
MSCI, Inc.	21,542	3,821,766
Nasdaq, Inc.	27,926	2,396,051
Natixis SA	216,784	1,472,152
Nomura Holdings, Inc.	802,813	3,828,981
Northern Trust Corp.	54,141	5,529,420
Oppenheimer Holdings, Inc., Class A	1,867	58,997
Partners Group Holding AG	4,012	3,180,386
Piper Jaffray Companies	2,543	194,158
PJT Partners, Inc., Class A	3,470	181,655
Pzena Investment Management, Inc.,
Class A	4,104	39,152
Raymond James Financial, Inc.	31,735	2,921,207
S&P Global, Inc.	60,969	11,912,733
Safeguard Scientifics, Inc. (A)	5,039	47,115
SBI Holdings, Inc.	52,090	1,616,852
Schroders PLC	28,770	1,158,808
SEI Investments Company	55,628	3,398,871
Singapore Exchange, Ltd.	184,548	994,635
St. James’s Place PLC	121,958	1,817,858
State Street Corp.	91,989	7,706,838
Stifel Financial Corp.	42,044	2,155,175
T. Rowe Price Group, Inc.	58,969	6,438,235
The Bank of New York Mellon Corp.	223,035	11,372,555
The Charles Schwab Corp.	291,518	14,328,110
The Goldman Sachs Group, Inc.	85,126	19,088,654
Thomson Reuters Corp.	29,396	1,342,809
UBS Group AG (A)	893,812	14,112,067
Virtus Investment Partners, Inc.	1,216	138,320
Waddell & Reed Financial, Inc.,
Class A (B)	13,503	285,994
Westwood Holdings Group, Inc.	1,578	81,646
WisdomTree Investments, Inc.	21,062	178,606
		273,927,324
Consumer finance – 0.5%
Acom Company, Ltd. (B)	90,110	363,288
AEON Financial Service
Company, Ltd. (B)	26,853	556,150
American Express Company	171,168	18,227,680
Capital One Financial Corp.	115,998	11,011,690
Credit Saison Company, Ltd.	36,799	600,171
Curo Group Holdings Corp. (A)	2,044	61,790
Discover Financial Services	83,083	6,351,695
Elevate Credit, Inc. (A)	4,060	32,724
Encore Capital Group, Inc. (A)(B)	4,498	161,253
Enova International, Inc. (A)	5,745	165,456
EZCORP, Inc., Class A (A)	9,087	97,231
FirstCash, Inc.	7,483	613,606
Green Dot Corp., Class A (A)	8,323	739,249
LendingClub Corp. (A)	55,686	216,062
Navient Corp.	99,437	1,340,411
Nelnet, Inc., Class A	3,135	179,228
PRA Group, Inc. (A)(B)	7,798	280,728
Regional Management Corp. (A)	1,730	49,876
SLM Corp. (A)	184,077	2,052,459
Synchrony Financial	165,220	5,135,038

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (A)	1,086	$124,195
		48,359,980
Diversified financial services – 1.2%
AMP, Ltd.	674,631	1,555,188
Banco Latinoamericano de Comercio
Exterior SA	5,486	114,767
Berkshire Hathaway, Inc., Class B (A)	472,596	101,187,530
Cannae Holdings, Inc. (A)	11,946	250,269
Challenger, Ltd.	127,680	1,033,108
Eurazeo SE	10,799	850,323
EXOR NV	24,989	1,667,283
FGL Holdings (A)	24,822	222,157
Groupe Bruxelles Lambert SA	18,646	1,954,536
Industrivarden AB, C Shares	39,022	865,278
Investor AB, B Shares	105,439	4,858,797
Jefferies Financial Group, Inc.	70,340	1,544,666
Kinnevik AB, B Shares	54,087	1,633,239
L E Lundbergforetagen AB, B Shares	17,514	590,179
Marlin Business Services Corp.	1,714	49,449
Mitsubishi UFJ Lease & Finance
Company, Ltd.	93,696	551,451
NewStar Financial, Inc. (A)(D)	6,344	1,647
On Deck Capital, Inc. (A)	9,763	73,906
ORIX Corp.	305,883	4,952,742
Pargesa Holding SA, Bearer Shares	9,046	726,790
Standard Life Aberdeen PLC	619,210	2,467,320
Tokyo Century Corp.	9,900	614,897
Wendel SA (B)	6,492	967,323
		128,732,845
Insurance – 3.4%
Admiral Group PLC	46,930	1,272,142
Aegon NV	411,702	2,672,170
Aflac, Inc.	186,207	8,764,763
Ageas	42,435	2,281,249
AIA Group, Ltd.	2,800,535	24,972,131
Alleghany Corp.	6,307	4,115,507
Allianz SE	101,961	22,693,133
Ambac Financial Group, Inc. (A)	7,683	156,887
American Equity Investment Life
Holding Company	15,521	548,823
American Financial Group, Inc.	29,718	3,297,806
American International Group, Inc.	215,360	11,465,766
AMERISAFE, Inc.	3,274	202,824
AmTrust Financial Services, Inc.	19,185	278,566
Aon PLC	58,818	9,045,032
Argo Group International Holdings, Ltd.	5,545	349,612
Arthur J. Gallagher & Company	44,263	3,294,938
Aspen Insurance Holdings, Ltd.	25,231	1,054,656
Assicurazioni Generali SpA	271,911	4,682,267
Assurant, Inc.	13,071	1,411,014
Aviva PLC	926,680	5,912,653
AXA SA	449,999	12,058,035
Baloise Holding AG	11,423	1,740,746
Brighthouse Financial, Inc. (A)	29,028	1,284,199
Brown & Brown, Inc.	97,872	2,894,075
Chubb, Ltd.	112,286	15,005,901
Cincinnati Financial Corp.	36,503	2,803,795
Citizens, Inc. (A)	9,237	77,591
CNO Financial Group, Inc.	97,821	2,075,762
CNP Assurances	39,230	945,666
Dai-ichi Life Holdings, Inc.	249,137	5,193,335
Direct Line Insurance Group PLC	322,993	1,363,288
eHealth, Inc. (A)(B)	3,406	96,254
EMC Insurance Group, Inc.	1,749	43,235
Employers Holdings, Inc.	5,504	249,331
Enstar Group, Ltd. (A)	2,040	425,340
Everest Re Group, Ltd.	9,898	2,261,396
FBL Financial Group, Inc., Class A	1,782	134,096
FedNat Holding Company	2,321	59,139
First American Financial Corp.	47,178	2,433,913
Genworth Financial, Inc., Class A (A)	298,816	1,246,063
Gjensidige Forsikring ASA	46,879	790,099
Global Indemnity, Ltd.	1,661	62,620
Goosehead Insurance, Inc., Class A (A)	1,809	61,271
Greenlight Capital Re, Ltd., Class A (A)	6,221	77,140
Hannover Rueck SE	13,922	1,965,068
HCI Group, Inc.	1,426	62,388
Health Insurance Innovations, Inc.,
Class A (A)	2,262	139,452
Heritage Insurance Holdings, Inc. (B)	3,721	55,145
Horace Mann Educators Corp.	7,136	320,406
Insurance Australia Group, Ltd.	547,510	2,894,527
Investors Title Company	278	46,676
James River Group Holdings, Ltd.	4,474	190,682
Japan Post Holdings Company, Ltd.	364,100	4,333,225
Kemper Corp.	34,790	2,798,856
Kinsale Capital Group, Inc.	3,326	212,398
Legal & General Group PLC	1,386,469	4,733,118
Lincoln National Corp.	52,558	3,556,074
Loews Corp.	67,416	3,386,306
Maiden Holdings, Ltd.	13,960	39,786
Mapfre SA	252,889	790,999
Marsh & McLennan Companies, Inc.	122,409	10,125,672
MBIA, Inc. (A)	15,498	165,674
Medibank Pvt., Ltd.	644,433	1,355,062
Mercury General Corp.	11,441	573,881
MetLife, Inc.	241,243	11,270,873
MS&AD Insurance Group Holdings, Inc.	109,751	3,666,118
Muenchener
Rueckversicherungs-Gesellschaft AG	34,653	7,654,375
National General Holdings Corp.	10,711	287,483
National Western Life Group, Inc.,
Class A	421	134,383
NN Group NV	69,801	3,115,391
Old Republic International Corp.	120,042	2,686,540
Poste Italiane SpA (C)	119,195	950,743
Primerica, Inc.	25,614	3,087,768
Principal Financial Group, Inc.	64,228	3,763,119
ProAssurance Corp.	9,198	431,846
Protective Insurance Corp., Class B	1,893	43,444
Prudential Financial, Inc.	101,111	10,244,567
Prudential PLC	600,321	13,764,192
QBE Insurance Group, Ltd.	313,372	2,517,117
Reinsurance Group of America, Inc.	26,881	3,885,917
RenaissanceRe Holdings, Ltd.	17,022	2,273,799
RLI Corp. (B)	6,729	528,765
RSA Insurance Group PLC	236,607	1,772,703
Safety Insurance Group, Inc.	2,479	222,118
Sampo OYJ, A Shares	102,616	5,310,274
SCOR SE	37,374	1,732,716
Selective Insurance Group, Inc.	9,981	633,794
Sompo Holdings, Inc.	77,091	3,284,765
Sony Financial Holdings, Inc.	39,516	871,409
State Auto Financial Corp.	2,879	87,925
Stewart Information Services Corp.	3,934	177,069
Suncorp Group, Ltd.	302,629	3,161,997
Swiss Life Holding AG (A)	7,936	3,009,103
Swiss Re AG	73,061	6,731,573
T&D Holdings, Inc.	129,125	2,132,444

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	83,936	$8,284,483
The Hanover Insurance Group, Inc.	17,925	2,211,407
The Hartford Financial Services
Group, Inc.	86,888	4,340,924
The Navigators Group, Inc.	3,610	249,451
The Progressive Corp.	141,365	10,042,570
The Travelers Companies, Inc.	64,888	8,416,622
Third Point Reinsurance, Ltd. (A)	13,905	180,765
Tiptree, Inc.	6,702	43,898
Tokio Marine Holdings, Inc.	156,285	7,758,543
Torchmark Corp.	25,162	2,181,294
Trupanion, Inc. (A)(B)	4,485	160,249
Tryg A/S	27,967	696,403
United Fire Group, Inc.	3,637	184,650
United Insurance Holdings Corp.	3,883	86,902
Universal Insurance Holdings, Inc.	5,452	264,695
Unum Group	53,075	2,073,640
W.R. Berkley Corp.	40,653	3,249,394
Willis Towers Watson PLC	31,694	4,466,952
Zurich Insurance Group AG	35,098	11,066,575
		364,993,371
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,041	91,645
Annaly Capital Management, Inc.	6,547	66,978
Anworth Mortgage Asset Corp.	17,936	83,044
Apollo Commercial Real Estate
Finance, Inc.	20,818	392,836
Arbor Realty Trust, Inc.	10,635	122,090
Ares Commercial Real Estate Corp.	5,213	72,826
ARMOUR Residential REIT, Inc.	6,379	143,209
Blackstone Mortgage Trust, Inc., Class A	18,086	606,062
Capstead Mortgage Corp.	15,394	121,767
Cherry Hill Mortgage Investment Corp.	3,237	58,590
Colony Credit Real Estate, Inc. (B)	14,435	317,426
Dynex Capital, Inc.	10,566	67,411
Exantas Capital Corp.	5,700	62,586
Granite Point Mortgage Trust, Inc.	7,175	138,334
Great Ajax Corp.	3,909	53,201
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	9,011	193,466
Invesco Mortgage Capital, Inc.	18,325	289,902
KKR Real Estate Finance Trust, Inc.	2,300	46,391
Ladder Capital Corp.	14,328	242,716
New York Mortgage Trust, Inc.	24,330	147,926
Orchid Island Capital, Inc.	9,613	69,694
PennyMac Mortgage Investment Trust	9,563	193,555
Redwood Trust, Inc.	13,301	216,008
Sutherland Asset Management Corp.	3,238	53,913
TPG RE Finance Trust, Inc.	5,357	107,247
Western Asset Mortgage Capital Corp.	6,990	70,040
		4,028,863
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	10,106	347,545
BankFinancial Corp.	3,582	57,097
Beneficial Bancorp, Inc.	12,078	204,118
BSB Bancorp, Inc. (A)	1,671	54,475
Capitol Federal Financial, Inc.	21,469	273,515
Columbia Financial, Inc. (A)	8,932	149,164
Dime Community Bancshares, Inc.	6,104	108,956
Entegra Financial Corp. (A)	1,390	36,905
Essent Group, Ltd. (A)	16,547	732,205
Federal Agricultural Mortgage Corp.,
Class C	1,569	113,250
First Defiance Financial Corp.	3,391	102,103
Flagstar Bancorp, Inc. (A)	4,890	153,888
FS Bancorp, Inc.	787	43,852
Hingham Institution for Savings	236	51,875
Home Bancorp, Inc.	1,603	69,698
HomeStreet, Inc. (A)	4,417	117,051
Kearny Financial Corp.	17,038	235,976
LendingTree, Inc. (A)(B)	4,532	1,042,813
Luther Burbank Corp.	3,927	42,726
Merchants Bancorp	2,850	72,447
Meridian Bancorp, Inc.	8,581	145,877
Meta Financial Group, Inc.	1,669	137,943
MGIC Investment Corp. (A)	62,611	833,352
New York Community Bancorp, Inc. (B)	206,694	2,143,417
NMI Holdings, Inc., Class A (A)	10,831	245,322
Northfield Bancorp, Inc.	8,276	131,754
Northwest Bancshares, Inc.	15,656	271,162
OceanFirst Financial Corp.	8,126	221,190
Ocwen Financial Corp. (A)	21,643	85,273
OP Bancorp (A)	3,504	40,646
Oritani Financial Corp.	7,797	121,243
PCSB Financial Corp.	3,616	73,549
PennyMac Financial Services, Inc.,
Class A	3,459	72,293
PHH Corp. (A)	6,656	73,149
Provident Bancorp, Inc. (A)	1,213	35,116
Provident Financial Services, Inc.	10,300	252,865
Radian Group, Inc.	37,324	771,487
Riverview Bancorp, Inc.	5,198	45,950
SI Financial Group, Inc.	3,418	47,852
Southern Missouri Bancorp, Inc.	1,354	50,464
Sterling Bancorp, Inc.	4,569	51,675
Territorial Bancorp, Inc.	2,034	60,105
Timberland Bancorp, Inc.	1,422	44,423
TrustCo Bank Corp.	17,403	147,926
United Community Financial Corp.	9,221	89,167
United Financial Bancorp, Inc.	9,133	153,708
Walker & Dunlop, Inc.	4,776	252,555
Washington Federal, Inc.	49,071	1,570,272
Waterstone Financial, Inc.	4,229	72,527
Western New England Bancorp, Inc.	5,489	59,281
WMIH Corp. (A)	57,186	79,489
WSFS Financial Corp.	5,256	247,820
		12,638,511
		1,641,857,535
Health care – 13.0%
Biotechnology – 2.0%
AbbVie, Inc.	367,108	34,721,075
Abeona Therapeutics, Inc. (A)	5,943	76,070
ACADIA Pharmaceuticals, Inc. (A)	17,306	359,273
Acceleron Pharma, Inc. (A)	6,764	387,104
Achillion Pharmaceuticals, Inc. (A)	24,415	89,847
Acorda Therapeutics, Inc. (A)	7,758	152,445
Adamas Pharmaceuticals, Inc. (A)(B)	4,205	84,184
Aduro Biotech, Inc. (A)	12,170	89,450
Adverum Biotechnologies, Inc. (A)	9,989	60,433
Agenus, Inc. (A)(B)	18,099	38,732
Aimmune Therapeutics, Inc. (A)	7,667	209,156
Akebia Therapeutics, Inc. (A)	9,635	85,077
Albireo Pharma, Inc. (A)	1,932	63,679
Alder Biopharmaceuticals, Inc. (A)(B)	10,387	172,944
Aldeyra Therapeutics, Inc. (A)	3,690	50,922
Alexion Pharmaceuticals, Inc. (A)	54,028	7,510,432
Allakos, Inc. (A)	1,506	67,755
AMAG Pharmaceuticals, Inc. (A)(B)	6,216	124,320

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	156,920	$32,527,947
Amicus Therapeutics, Inc. (A)(B)	33,128	400,518
AnaptysBio, Inc. (A)	3,314	330,638
Apellis Pharmaceuticals, Inc. (A)	6,533	116,157
Aptinyx, Inc. (A)	2,537	73,472
Arbutus Biopharma Corp. (A)(B)	6,609	62,455
Ardelyx, Inc. (A)	9,375	40,781
Arena Pharmaceuticals, Inc. (A)	8,710	400,834
ArQule, Inc. (A)	19,309	109,289
Array BioPharma, Inc. (A)	35,521	539,919
Arrowhead Pharmaceuticals, Inc. (A)(B)	15,178	290,962
Atara Biotherapeutics, Inc. (A)(B)	7,372	304,832
Athenex, Inc. (A)(B)	7,951	123,559
Athersys, Inc. (A)(B)	23,523	49,398
Audentes Therapeutics, Inc. (A)	5,749	227,603
AVEO Pharmaceuticals, Inc. (A)(B)	20,253	67,037
Avid Bioservices, Inc. (A)	9,363	64,230
Avrobio, Inc. (A)	1,177	61,051
Bellicum Pharmaceuticals, Inc. (A)	8,544	52,631
BioCryst Pharmaceuticals, Inc. (A)	19,744	150,647
Biogen, Inc. (A)	48,837	17,254,600
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	5,050	189,628
BioSpecifics Technologies Corp. (A)	1,165	68,141
BioTime, Inc. (A)(B)	18,293	42,989
Blueprint Medicines Corp. (A)	7,206	562,500
Cara Therapeutics, Inc. (A)(B)	5,843	139,940
CareDx, Inc. (A)	5,798	167,272
CASI Pharmaceuticals, Inc. (A)	9,496	44,346
Catalyst Pharmaceuticals, Inc. (A)	18,544	70,096
Celcuity, Inc. (A)	1,211	34,828
Celgene Corp. (A)	170,517	15,259,566
Cellular Biomedicine Group, Inc. (A)(B)	2,148	38,986
ChemoCentryx, Inc. (A)	4,264	53,897
Chimerix, Inc. (A)	9,514	37,009
Clovis Oncology, Inc. (A)	8,380	246,121
Coherus Biosciences, Inc. (A)	9,253	152,675
Concert Pharmaceuticals, Inc. (A)	4,026	59,746
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	9,615	72,593
Crinetics Pharmaceuticals, Inc. (A)(B)	1,364	39,079
CSL, Ltd.	104,922	15,245,101
Cue Biopharma, Inc. (A)	3,789	34,290
Cytokinetics, Inc. (A)	8,989	88,542
CytomX Therapeutics, Inc. (A)	7,929	146,687
Deciphera Pharmaceuticals, Inc. (A)	1,611	62,378
Denali Therapeutics, Inc. (A)(B)	8,084	175,746
Dicerna Pharmaceuticals, Inc. (A)(B)	8,172	124,705
Dynavax Technologies Corp. (A)(B)	11,252	139,525
Eagle Pharmaceuticals, Inc. (A)(B)	1,872	129,786
Editas Medicine, Inc. (A)	8,088	257,360
Emergent BioSolutions, Inc. (A)	7,724	508,471
Enanta Pharmaceuticals, Inc. (A)	2,930	250,398
Epizyme, Inc. (A)	9,577	101,516
Esperion Therapeutics, Inc. (A)(B)	4,085	181,251
Exelixis, Inc. (A)	125,852	2,230,097
Fate Therapeutics, Inc. (A)	9,022	146,968
FibroGen, Inc. (A)	12,986	788,900
Five Prime Therapeutics, Inc. (A)	6,240	86,861
Flexion Therapeutics, Inc. (A)	6,139	114,861
G1 Therapeutics, Inc. (A)	3,667	191,747
Genmab A/S (A)	14,220	2,233,564
Genomic Health, Inc. (A)	3,683	258,620
Geron Corp. (A)(B)	29,691	52,256
Gilead Sciences, Inc.	314,273	24,265,018
Global Blood Therapeutics, Inc. (A)(B)	8,754	332,652
GlycoMimetics, Inc. (A)	6,199	89,266
Grifols SA	68,863	1,936,272
Halozyme Therapeutics, Inc. (A)	21,858	397,160
Heron Therapeutics, Inc. (A)	12,026	380,623
Homology Medicines, Inc. (A)(B)	2,102	48,052
Idera Pharmaceuticals, Inc. (A)	3,905	34,794
ImmunoGen, Inc. (A)(B)	25,373	240,282
Immunomedics, Inc. (A)(B)	24,723	514,980
Incyte Corp. (A)	42,773	2,954,759
Inovio Pharmaceuticals, Inc. (A)	15,555	86,486
Insmed, Inc. (A)	13,462	272,202
Insys Therapeutics, Inc. (A)(B)	5,282	53,243
Intellia Therapeutics, Inc. (A)(B)	5,878	168,228
Intercept Pharmaceuticals, Inc. (A)	3,808	481,179
Intrexon Corp. (A)	12,960	223,171
Invitae Corp. (A)	11,664	195,139
Iovance Biotherapeutics, Inc. (A)	14,516	163,305
Ironwood Pharmaceuticals, Inc. (A)	24,301	448,596
Kadmon Holdings, Inc. (A)	18,659	62,321
Karyopharm Therapeutics, Inc. (A)	8,598	146,424
Keryx Biopharmaceuticals, Inc. (A)	18,374	62,472
Kindred Biosciences, Inc. (A)	5,934	82,779
Kiniksa Pharmaceuticals, Ltd.,
Class A (A)	1,313	33,482
Kura Oncology, Inc. (A)	5,156	90,230
La Jolla Pharmaceutical Company (A)(B)	3,979	80,097
Lexicon Pharmaceuticals, Inc. (A)(B)	8,200	87,494
Ligand Pharmaceuticals, Inc. (A)(B)	3,628	995,850
Loxo Oncology, Inc. (A)	4,675	798,630
MacroGenics, Inc. (A)	7,197	154,304
Madrigal Pharmaceuticals, Inc. (A)(B)	1,205	258,027
MannKind Corp. (A)(B)	27,355	50,060
MediciNova, Inc. (A)	7,372	92,076
MiMedx Group, Inc. (A)(B)	18,416	113,811
Minerva Neurosciences, Inc. (A)	5,969	74,911
Mirati Therapeutics, Inc. (A)	3,530	166,263
Momenta Pharmaceuticals, Inc. (A)	13,422	352,999
Myriad Genetics, Inc. (A)	11,528	530,288
Natera, Inc. (A)	5,841	139,834
Novavax, Inc. (A)(B)	68,340	128,479
OPKO Health, Inc. (A)(B)	57,024	197,303
Palatin Technologies, Inc. (A)	40,018	39,918
PDL BioPharma, Inc. (A)	27,914	73,414
Pieris Pharmaceuticals, Inc. (A)	10,132	56,739
PolarityTE, Inc. (A)(B)	1,955	37,341
Portola Pharmaceuticals, Inc. (A)(B)	11,500	306,245
Progenics Pharmaceuticals, Inc. (A)	15,477	97,041
Prothena Corp. PLC (A)	7,518	98,335
PTC Therapeutics, Inc. (A)	7,894	371,018
Puma Biotechnology, Inc. (A)	5,082	233,010
Ra Pharmaceuticals, Inc. (A)	2,945	53,275
Radius Health, Inc. (A)	7,306	130,047
Regeneron Pharmaceuticals, Inc. (A)	18,785	7,589,891
REGENXBIO, Inc. (A)	5,495	414,873
Repligen Corp. (A)	6,833	378,958
Retrophin, Inc. (A)	7,169	205,965
Rhythm Pharmaceuticals, Inc. (A)	2,778	81,034
Rigel Pharmaceuticals, Inc. (A)	31,340	100,601
Rocket Pharmaceuticals, Inc. (A)(B)	3,741	92,103
Rubius Therapeutics, Inc. (A)	2,302	55,248
Sangamo Therapeutics, Inc. (A)(B)	17,800	301,710
Savara, Inc. (A)	5,690	63,500
Selecta Biosciences, Inc. (A)	3,585	55,747
Seres Therapeutics, Inc. (A)	4,497	34,132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Shire PLC	211,838	$12,798,384
Solid Biosciences, Inc. (A)	2,161	101,956
Sorrento Therapeutics, Inc. (A)(B)	19,818	87,199
Spark Therapeutics, Inc. (A)(B)	5,538	302,098
Spectrum Pharmaceuticals, Inc. (A)	17,787	298,822
Spring Bank Pharmaceuticals, Inc. (A)	3,104	37,403
Stemline Therapeutics, Inc. (A)	5,261	87,333
Synergy Pharmaceuticals, Inc. (A)(B)	46,699	79,388
Synlogic, Inc. (A)	3,221	45,770
Syros Pharmaceuticals, Inc. (A)	4,915	58,538
T2 Biosystems, Inc. (A)	6,659	49,610
TG Therapeutics, Inc. (A)	11,527	64,551
Tocagen, Inc. (A)	3,725	58,073
Ultragenyx Pharmaceutical, Inc. (A)	8,184	624,767
United Therapeutics Corp. (A)	18,417	2,355,166
Vanda Pharmaceuticals, Inc. (A)	9,085	208,501
Veracyte, Inc. (A)	5,498	52,506
Verastem, Inc. (A)(B)	12,375	89,719
Vericel Corp. (A)	7,665	108,460
Vertex Pharmaceuticals, Inc. (A)	61,957	11,941,592
Viking Therapeutics, Inc. (A)(B)	9,122	158,905
Vital Therapies, Inc. (A)	19,901	5,481
Voyager Therapeutics, Inc. (A)	3,977	75,245
Xencor, Inc. (A)	8,102	315,735
Zafgen, Inc. (A)	5,722	66,890
ZIOPHARM Oncology, Inc. (A)(B)	24,670	78,944
		217,425,222
Health care equipment and supplies – 2.7%
Abbott Laboratories	425,291	31,199,348
ABIOMED, Inc. (A)	10,882	4,894,180
Accuray, Inc. (A)	16,832	75,744
Align Technology, Inc. (A)	17,722	6,933,201
AngioDynamics, Inc. (A)	6,504	141,397
Anika Therapeutics, Inc. (A)	2,532	106,800
Antares Pharma, Inc. (A)	26,684	89,658
AtriCure, Inc. (A)	5,894	206,467
Atrion Corp.	248	172,310
Avanos Medical, Inc. (A)	28,124	1,926,494
AxoGen, Inc. (A)	5,907	217,673
Baxter International, Inc.	120,457	9,286,030
Becton, Dickinson and Company	64,860	16,928,460
BioMerieux	9,651	805,572
Boston Scientific Corp. (A)	335,280	12,908,280
Cantel Medical Corp.	15,322	1,410,543
Cardiovascular Systems, Inc. (A)	5,661	221,572
Cerus Corp. (A)	23,239	167,553
Cochlear, Ltd.	13,288	1,926,706
Coloplast A/S, B Shares	27,428	2,801,919
CONMED Corp.	4,340	343,815
ConvaTec Group PLC (C)	314,758	952,355
CryoLife, Inc. (A)	6,191	217,923
CryoPort, Inc. (A)	4,724	60,514
Cutera, Inc. (A)	2,575	83,816
CYBERDYNE, Inc. (A)(B)	25,500	201,326
CytoSorbents Corp. (A)	5,447	70,266
Danaher Corp.	149,281	16,220,873
DENTSPLY SIRONA, Inc.	53,905	2,034,375
Edwards Lifesciences Corp. (A)	50,759	8,837,142
Essilor International Cie Generale
d’Optique SA	48,296	7,148,759
Fisher & Paykel Healthcare Corp., Ltd.	131,249	1,308,718
GenMark Diagnostics, Inc. (A)	9,950	73,133
Glaukos Corp. (A)	5,772	374,603
Globus Medical, Inc., Class A (A)	43,529	2,470,706
Haemonetics Corp. (A)	30,785	3,527,345
Heska Corp. (A)	1,166	132,119
Hill-Rom Holdings, Inc.	28,032	2,646,221
Hologic, Inc. (A)	65,977	2,703,737
Hoya Corp.	88,507	5,256,517
ICU Medical, Inc. (A)	7,000	1,979,250
IDEXX Laboratories, Inc. (A)	20,993	5,241,112
Inogen, Inc. (A)	10,341	2,524,445
Integer Holdings Corp. (A)	5,389	447,018
Integra LifeSciences Holdings Corp. (A)	29,836	1,965,297
IntriCon Corp. (A)	1,273	71,543
Intuitive Surgical, Inc. (A)	27,577	15,829,198
Invacare Corp.	6,126	89,133
iRhythm Technologies, Inc. (A)	4,192	396,815
K2M Group Holdings, Inc. (A)	7,267	198,898
Koninklijke Philips NV	218,290	9,949,978
Lantheus Holdings, Inc. (A)	6,755	100,987
LeMaitre Vascular, Inc.	2,818	109,169
LivaNova PLC (A)	28,906	3,583,477
Masimo Corp. (A)	20,266	2,523,928
Medtronic PLC	327,394	32,205,748
Meridian Bioscience, Inc.	7,496	111,690
Merit Medical Systems, Inc. (A)	9,226	566,938
Natus Medical, Inc. (A)	5,561	198,250
Neogen Corp. (A)(B)	8,708	622,883
Neuronetics, Inc. (A)	1,229	39,402
Nevro Corp. (A)	5,051	287,907
Novocure, Ltd. (A)	12,774	669,358
NuVasive, Inc. (A)	30,568	2,169,717
Nuvectra Corp. (A)	2,554	56,137
NxStage Medical, Inc. (A)	11,198	312,312
Olympus Corp.	67,302	2,626,184
OraSure Technologies, Inc. (A)	10,776	166,489
Orthofix Medical, Inc. (A)	3,074	177,708
OrthoPediatrics Corp. (A)	1,391	50,966
Oxford Immunotec Global PLC (A)	4,876	79,137
Quidel Corp. (A)	5,940	387,110
ResMed, Inc.	34,610	3,991,917
Rockwell Medical, Inc. (A)(B)	10,303	43,479
RTI Surgical, Inc. (A)	12,091	54,410
SeaSpine Holdings Corp. (A)	2,776	43,195
Senseonics Holdings, Inc. (A)	15,982	76,234
Siemens Healthineers AG (A)(C)	34,606	1,520,471
Sientra, Inc. (A)	4,060	96,953
Smith & Nephew PLC	201,969	3,684,853
Sonova Holding AG	12,887	2,557,656
STAAR Surgical Company (A)	7,659	367,632
STERIS PLC	35,703	4,084,423
Straumann Holding AG	2,408	1,814,098
Stryker Corp.	75,249	13,370,242
Surmodics, Inc. (A)	2,260	168,709
Sysmex Corp.	38,779	3,344,045
Tactile Systems Technology, Inc. (A)	3,038	215,850
Tandem Diabetes Care, Inc. (A)	8,839	378,663
Teleflex, Inc.	19,338	5,145,648
Terumo Corp.	70,517	4,173,479
The Cooper Companies, Inc.	11,911	3,301,134
TransEnterix, Inc. (A)(B)	28,082	162,876
Utah Medical Products, Inc.	678	63,868
Varex Imaging Corp. (A)	6,730	192,882
Varian Medical Systems, Inc. (A)	22,178	2,482,384
ViewRay, Inc. (A)	10,690	100,058
West Pharmaceutical Services, Inc.	31,051	3,833,867
William Demant Holding A/S (A)	23,285	874,081
Wright Medical Group NV (A)	21,635	627,848

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	49,326	$6,484,889
		296,078,198
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)(B)	37,278	1,312,186
Addus HomeCare Corp. (A)	1,661	116,519
Aetna, Inc.	79,303	16,086,614
Alfresa Holdings Corp.	43,200	1,157,146
Amedisys, Inc. (A)	4,639	579,689
American Renal Associates
Holdings, Inc. (A)	2,503	54,190
AmerisourceBergen Corp.	38,817	3,579,704
AMN Healthcare Services, Inc. (A)	8,134	444,930
Anthem, Inc.	63,014	17,268,987
BioScrip, Inc. (A)	24,751	76,728
BioTelemetry, Inc. (A)	5,647	363,949
Brookdale Senior Living, Inc. (A)	33,167	326,032
Capital Senior Living Corp. (A)	4,929	46,530
Cardinal Health, Inc.	74,870	4,042,980
Centene Corp. (A)	49,751	7,202,950
Chemed Corp.	6,794	2,171,227
Cigna Corp.	58,988	12,284,251
Civitas Solutions, Inc. (A)	3,123	46,064
Community Health Systems, Inc. (A)	16,476	57,007
CorVel Corp. (A)	1,598	96,280
Cross Country Healthcare, Inc. (A)	6,744	58,875
CVS Health Corp.	246,814	19,429,198
DaVita, Inc. (A)	30,738	2,201,763
Diplomat Pharmacy, Inc. (A)	9,908	192,314
Encompass Health Corp.	41,795	3,257,920
Envision Healthcare Corp. (A)	29,868	1,365,864
Express Scripts Holding Company (A)	136,295	12,949,388
Fresenius Medical Care AG &
Company KGaA	50,108	5,148,277
Fresenius SE & Company KGaA	96,517	7,077,617
HCA Healthcare, Inc.	65,432	9,102,900
HealthEquity, Inc. (A)	32,250	3,044,723
Healthscope, Ltd.	411,601	624,391
Henry Schein, Inc. (A)(B)	37,118	3,156,144
Humana, Inc.	33,391	11,303,521
Laboratory Corp. of America
Holdings (A)	24,699	4,289,722
LHC Group, Inc. (A)	5,108	526,073
LifePoint Health, Inc. (A)	22,437	1,444,943
Magellan Health, Inc. (A)	4,279	308,302
McKesson Corp.	48,430	6,424,240
Mediclinic International PLC	86,318	482,095
Medipal Holdings Corp.	39,441	823,992
MEDNAX, Inc. (A)	39,468	1,841,577
Molina Healthcare, Inc. (A)	26,080	3,878,096
National HealthCare Corp.	2,131	160,613
National Research Corp. (B)	2,034	78,512
NMC Health PLC	24,186	1,069,142
Owens & Minor, Inc.	10,974	181,290
Patterson Companies, Inc. (B)	49,088	1,200,202
PetIQ, Inc. (A)	2,022	79,485
Quest Diagnostics, Inc.	33,109	3,572,792
R1 RCM, Inc. (A)	18,022	183,104
RadNet, Inc. (A)	6,945	104,522
Ramsay Health Care, Ltd.	32,564	1,291,975
Ryman Healthcare, Ltd.	92,616	858,743
Select Medical Holdings Corp. (A)	18,925	348,220
Sonic Healthcare, Ltd.	94,517	1,700,603
Surgery Partners, Inc. (A)	3,614	59,631
Suzuken Company, Ltd.	16,648	789,934
Tenet Healthcare Corp. (A)	49,549	1,410,165
The Ensign Group, Inc.	8,610	326,491
The Providence Service Corp. (A)	1,961	131,936
Tivity Health, Inc. (A)	7,005	225,211
Triple-S Management Corp., Class B (A)	3,922	74,087
UnitedHealth Group, Inc.	233,333	62,075,911
Universal Health Services, Inc., Class B	20,858	2,666,487
US Physical Therapy, Inc.	2,168	257,125
WellCare Health Plans, Inc. (A)	12,051	3,862,225
		248,954,304
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	104,072	1,483,026
Castlight Health, Inc., B Shares (A)	15,487	41,815
Cerner Corp. (A)	79,752	5,136,826
Computer Programs & Systems, Inc. (B)	2,239	60,117
Evolent Health, Inc., Class A (A)(B)	11,904	338,074
HealthStream, Inc.	4,597	142,553
HMS Holdings Corp. (A)	14,403	472,562
Inovalon Holdings, Inc., Class A (A)(B)	12,515	125,776
Inspire Medical Systems, Inc. (A)	1,426	60,006
M3, Inc.	97,286	2,206,290
Medidata Solutions, Inc. (A)	35,199	2,580,439
NextGen Healthcare, Inc. (A)	9,115	183,029
Omnicell, Inc. (A)	6,719	483,096
Simulations Plus, Inc.	2,344	47,349
Tabula Rasa HealthCare, Inc. (A)	3,033	246,249
Teladoc Health, Inc. (A)(B)	11,620	1,003,387
Vocera Communications, Inc. (A)	5,295	193,691
		14,804,285
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(B)	4,707	108,026
Agilent Technologies, Inc.	77,277	5,451,120
Bio-Rad Laboratories, Inc., Class A (A)	8,460	2,647,895
Bio-Techne Corp.	15,933	3,252,085
Cambrex Corp. (A)	5,799	396,652
Charles River Laboratories
International, Inc. (A)	20,264	2,726,319
Codexis, Inc. (A)	8,894	152,532
Eurofins Scientific SE	2,624	1,492,875
Fluidigm Corp. (A)	5,548	41,555
Harvard Bioscience, Inc. (A)	7,360	38,640
Illumina, Inc. (A)	35,639	13,081,651
IQVIA Holdings, Inc. (A)	39,287	5,097,095
Lonza Group AG (A)	17,227	5,893,311
Luminex Corp.	7,180	217,626
Medpace Holdings, Inc. (A)	3,794	227,299
Mettler-Toledo International, Inc. (A)	6,111	3,721,477
NanoString Technologies, Inc. (A)	4,665	83,177
NeoGenomics, Inc. (A)	11,265	172,918
Pacific Biosciences of
California, Inc. (A)(B)	22,180	119,994
PerkinElmer, Inc.	26,708	2,597,887
PRA Health Sciences, Inc. (A)	24,463	2,695,578
QIAGEN NV (A)	52,138	1,974,598
Quanterix Corp. (A)	1,831	39,220
Syneos Health, Inc. (A)	36,439	1,878,430
Thermo Fisher Scientific, Inc.	97,649	23,834,168
Waters Corp. (A)	18,682	3,637,012
		81,579,140
Pharmaceuticals – 5.1%
Aclaris Therapeutics, Inc. (A)	5,288	76,782
Aerie Pharmaceuticals, Inc. (A)	6,201	381,672
Akcea Therapeutics, Inc. (A)(B)	2,296	80,406
Akorn, Inc. (A)	56,266	730,333
Allergan PLC	77,348	14,733,247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amneal Pharmaceuticals, Inc. (A)	15,359	$340,816
Amphastar Pharmaceuticals, Inc. (A)	6,581	126,618
ANI Pharmaceuticals, Inc. (A)	1,476	83,453
Aratana Therapeutics, Inc. (A)	9,382	54,791
Assembly Biosciences, Inc. (A)	3,765	139,832
Assertio Therapeutics, Inc. (A)	10,802	63,516
Astellas Pharma, Inc.	435,747	7,609,436
AstraZeneca PLC	293,771	22,897,700
Bayer AG	216,118	19,169,813
Bristol-Myers Squibb Company	395,617	24,559,903
Catalent, Inc. (A)	61,177	2,786,612
Chugai Pharmaceutical Company, Ltd.	51,734	3,325,632
Clearside Biomedical, Inc. (A)	5,361	32,970
Collegium Pharmaceutical, Inc. (A)(B)	5,302	78,151
Corcept Therapeutics, Inc. (A)(B)	17,457	244,747
Corium International, Inc. (A)	5,341	50,793
Cymabay Therapeutics, Inc. (A)	10,668	118,201
Daiichi Sankyo Company, Ltd.	131,086	5,682,301
Dermira, Inc. (A)	6,748	73,553
Dova Pharmaceuticals, Inc. (A)(B)	2,245	47,078
Eisai Company, Ltd.	58,468	5,695,787
Eli Lilly & Company	231,729	24,866,839
Eloxx Pharmaceuticals, Inc. (A)(B)	4,166	70,989
Endo International PLC (A)	38,958	655,663
Endocyte, Inc. (A)	11,220	199,267
GlaxoSmithKline PLC	1,150,229	23,067,511
H Lundbeck A/S	16,301	1,006,234
Hisamitsu Pharmaceutical Company, Inc.	13,284	1,018,780
Horizon Pharma PLC (A)	28,795	563,806
Innoviva, Inc. (A)	12,452	189,768
Intersect ENT, Inc. (A)	5,269	151,484
Intra-Cellular Therapies, Inc. (A)	7,922	171,907
Ipsen SA	8,820	1,484,873
Johnson & Johnson	650,363	89,860,656
Kyowa Hakko Kirin Company, Ltd.	59,959	1,125,102
Mallinckrodt PLC (A)	49,430	1,448,793
Marinus Pharmaceuticals, Inc. (A)	7,067	70,670
Merck & Company, Inc.	644,747	45,738,352
Merck KGaA	29,856	3,084,742
Mitsubishi Tanabe Pharma Corp.	58,634	981,340
Mylan NV (A)	125,004	4,575,146
MyoKardia, Inc. (A)	5,934	386,897
Nektar Therapeutics (A)	41,823	2,549,530
Novartis AG	502,483	43,252,959
Novo Nordisk A/S, B Shares	421,140	19,820,978
Ocular Therapeutix, Inc. (A)	7,161	49,268
Omeros Corp. (A)(B)	8,136	198,600
Ono Pharmaceutical Company, Ltd.	88,200	2,496,632
Optinose, Inc. (A)(B)	3,762	46,762
Orion OYJ, Class B	24,099	912,084
Otsuka Holdings Company, Ltd.	90,293	4,554,296
Pacira Pharmaceuticals, Inc. (A)	6,997	343,903
Paratek Pharmaceuticals, Inc. (A)(B)	6,186	60,004
Perrigo Company PLC	30,518	2,160,674
Pfizer, Inc.	1,421,154	62,630,257
Phibro Animal Health Corp., Class A	3,655	156,800
Prestige Consumer Healthcare, Inc. (A)	30,954	1,172,847
Reata Pharmaceuticals, Inc., Class A (A)	3,273	267,600
Recordati SpA	24,282	821,069
Revance Therapeutics, Inc. (A)	5,968	148,305
Roche Holding AG	162,806	39,368,981
Sanofi	260,506	23,275,478
Santen Pharmaceutical Company, Ltd.	85,800	1,360,430
Shionogi & Company, Ltd.	63,811	4,171,301
Sienna Biopharmaceuticals, Inc. (A)	3,440	50,981
SIGA Technologies, Inc. (A)	9,585	66,041
Sumitomo Dainippon Pharma
Company, Ltd.	36,692	842,687
Supernus Pharmaceuticals, Inc. (A)	8,568	431,399
Taisho Pharmaceutical Holdings
Company, Ltd.	8,416	1,029,563
Takeda Pharmaceutical
Company, Ltd. (B)	166,116	7,102,791
Teligent, Inc. (A)(B)	8,930	35,274
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	224,008	4,825,132
The Medicines Company (A)(B)	12,171	364,035
TherapeuticsMD, Inc. (A)(B)	32,587	213,771
Theravance Biopharma, Inc. (A)(B)	7,703	251,657
Tricida, Inc. (A)	2,145	65,530
UCB SA	29,211	2,625,016
Vifor Pharma AG	10,558	1,830,445
WaVe Life Sciences, Ltd. (A)	3,110	155,500
Zoetis, Inc.	116,815	10,695,581
Zogenix, Inc. (A)(B)	7,326	363,370
		550,670,493
		1,409,511,642
Industrials – 11.4%
Aerospace and defense – 2.1%
AAR Corp.	5,543	265,454
Aerojet Rocketdyne Holdings, Inc. (A)	12,138	412,571
Aerovironment, Inc. (A)	3,676	412,337
Airbus SE	135,001	16,948,384
Arconic, Inc.	103,375	2,275,284
Astronics Corp. (A)	3,679	160,037
Axon Enterprise, Inc. (A)	9,938	680,057
BAE Systems PLC	740,223	6,069,803
Cubic Corp.	4,364	318,790
Curtiss-Wright Corp.	18,573	2,552,302
Dassault Aviation SA	572	1,058,598
Ducommun, Inc. (A)	1,963	80,169
Elbit Systems, Ltd.	5,508	699,881
Engility Holdings, Inc. (A)	3,195	114,988
Esterline Technologies Corp. (A)	15,691	1,427,096
General Dynamics Corp.	67,527	13,824,127
Harris Corp.	28,499	4,822,316
Huntington Ingalls Industries, Inc.	10,514	2,692,425
KLX, Inc. (A)	8,642	542,545
Kratos Defense & Security
Solutions, Inc. (A)(B)	15,657	231,410
L3 Technologies, Inc.	19,006	4,041,056
Leonardo SpA (B)	93,257	1,120,876
Lockheed Martin Corp.	60,071	20,782,163
Maxar Technologies, Ltd.	9,773	323,193
Meggitt PLC	182,302	1,345,919
Mercury Systems, Inc. (A)	8,178	452,407
Moog, Inc., Class A	5,541	476,360
MTU Aero Engines AG	12,018	2,707,400
National Presto Industries, Inc. (B)	856	110,980
Northrop Grumman Corp.	42,220	13,399,361
Raytheon Company	69,171	14,294,879
Rockwell Collins, Inc.	39,848	5,597,449
Rolls-Royce Holdings PLC (A)	388,972	5,004,280
Safran SA	77,387	10,836,039
Singapore Technologies
Engineering, Ltd.	362,952	944,690
Teledyne Technologies, Inc. (A)	15,167	3,741,396
Textron, Inc.	60,267	4,307,282
Thales SA	24,753	3,516,926

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company	129,534	$48,173,695
The KeyW Holding Corp. (A)(B)	9,137	79,126
TransDigm Group, Inc. (A)	11,742	4,371,547
Triumph Group, Inc.	8,712	202,990
United Technologies Corp.	182,350	25,494,354
Vectrus, Inc. (A)	2,041	63,659
Wesco Aircraft Holdings, Inc. (A)	9,491	106,774
		227,083,375
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	10,308	221,313
Atlas Air Worldwide Holdings, Inc. (A)	4,062	258,953
Bollore SA	202,062	872,793
C.H. Robinson Worldwide, Inc.	33,581	3,288,252
Deutsche Post AG	228,967	8,140,772
Echo Global Logistics, Inc. (A)	4,838	149,736
Expeditors International of
Washington, Inc.	42,260	3,107,378
FedEx Corp.	58,969	14,199,146
Forward Air Corp.	5,055	362,444
Hub Group, Inc., Class A (A)	5,641	257,230
Radiant Logistics, Inc. (A)	8,627	50,986
Royal Mail PLC	207,276	1,288,507
SG Holdings Company, Ltd.	22,300	584,220
United Parcel Service, Inc., Class B	168,084	19,623,807
Yamato Holdings Company, Ltd.	71,593	2,198,192
		54,603,729
Airlines – 0.3%
Alaska Air Group, Inc.	29,536	2,033,849
Allegiant Travel Company	2,259	286,441
American Airlines Group, Inc.	99,432	4,109,525
ANA Holdings, Inc. (B)	26,649	930,971
Delta Air Lines, Inc.	152,627	8,826,419
Deutsche Lufthansa AG	54,051	1,326,624
easyJet PLC	36,901	631,454
Hawaiian Holdings, Inc.	8,815	353,482
International Consolidated Airlines
Group SA	141,558	1,214,366
Japan Airlines Company, Ltd.	27,040	971,875
JetBlue Airways Corp. (A)	132,109	2,557,630
Ryanair Holdings PLC, ADR (A)	6,255	600,730
Singapore Airlines, Ltd.	127,227	906,272
SkyWest, Inc.	8,849	521,206
Southwest Airlines Company	125,115	7,813,432
Spirit Airlines, Inc. (A)	11,867	557,393
United Continental Holdings, Inc. (A)	55,570	4,949,064
		38,590,733
Building products – 0.5%
AAON, Inc.	7,184	271,555
Advanced Drainage Systems, Inc.	6,216	192,074
AGC, Inc.	42,876	1,779,456
Allegion PLC	23,059	2,088,454
American Woodmark Corp. (A)	2,467	193,536
AO Smith Corp.	34,944	1,864,961
Apogee Enterprises, Inc.	4,837	199,865
Armstrong Flooring, Inc. (A)	4,166	75,405
Assa Abloy AB, B Shares	233,414	4,678,522
Builders FirstSource, Inc. (A)	19,945	292,793
Caesarstone, Ltd. (B)	4,277	79,338
Cie de Saint-Gobain	115,532	4,979,544
Continental Building Products, Inc. (A)	6,354	238,593
CSW Industrials, Inc. (A)	2,715	145,796
Daikin Industries, Ltd.	57,597	7,666,368
Fortune Brands Home & Security, Inc.	34,591	1,811,185
Geberit AG	8,563	3,974,445
Gibraltar Industries, Inc. (A)	5,564	253,718
Griffon Corp.	6,101	98,531
Insteel Industries, Inc.	3,256	116,825
JELD-WEN Holding, Inc. (A)	12,075	297,770
Johnson Controls International PLC	224,220	7,847,700
Lennox International, Inc.	15,295	3,340,428
LIXIL Group Corp.	60,750	1,169,717
Masco Corp.	74,615	2,730,909
Masonite International Corp. (A)	4,739	303,770
NCI Building Systems, Inc. (A)	7,534	114,140
Patrick Industries, Inc. (A)	4,158	246,154
PGT Innovations, Inc. (A)	8,630	186,408
Quanex Building Products Corp.	6,414	116,735
Simpson Manufacturing Company, Inc.	7,107	514,973
TOTO, Ltd. (B)	32,700	1,356,212
Trex Company, Inc. (A)	10,214	786,274
Universal Forest Products, Inc.	10,357	365,913
		50,378,067
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,474	370,037
ACCO Brands Corp.	18,044	203,897
Advanced Disposal Services, Inc. (A)	12,420	336,334
Babcock International Group PLC	59,378	559,218
Brady Corp., Class A	8,096	354,200
Brambles, Ltd.	367,600	2,895,070
BrightView Holdings, Inc. (A)	4,393	70,508
Casella Waste Systems, Inc., Class A (A)	6,967	216,395
CECO Environmental Corp. (A)	6,305	49,683
Cimpress NV (A)	3,783	516,796
Cintas Corp.	20,875	4,129,284
Clean Harbors, Inc. (A)	21,517	1,540,187
Copart, Inc. (A)	49,328	2,541,872
Covanta Holding Corp.	20,197	328,201
Dai Nippon Printing Company, Ltd.	56,373	1,311,562
Deluxe Corp.	28,248	1,608,441
Edenred	54,649	2,082,536
Ennis, Inc.	4,704	96,197
Essendant, Inc.	6,755	86,599
G4S PLC	358,407	1,130,451
Healthcare Services Group, Inc. (B)	44,025	1,788,296
Heritage-Crystal Clean, Inc. (A)	2,797	59,716
Herman Miller, Inc.	35,600	1,367,040
HNI Corp.	25,943	1,147,718
Interface, Inc.	10,261	239,594
ISS A/S	38,981	1,369,529
Kimball International, Inc., Class B	6,923	115,960
Knoll, Inc.	8,453	198,223
LSC Communications, Inc.	5,925	65,531
Matthews International Corp., Class A	5,462	273,919
McGrath RentCorp	4,148	225,942
Mobile Mini, Inc.	7,767	340,583
MSA Safety, Inc.	20,624	2,195,219
Multi-Color Corp. (B)	2,413	150,209
Park24 Company, Ltd.	26,800	810,009
PICO Holdings, Inc. (A)	4,366	54,793
Pitney Bowes, Inc.	112,194	794,334
Quad/Graphics, Inc.	5,552	115,704
Republic Services, Inc.	52,816	3,837,611
Rollins, Inc.	23,677	1,436,957
RR Donnelley & Sons Company	13,503	72,916
Secom Company, Ltd.	48,555	3,956,828
Securitas AB, B Shares	72,156	1,254,471
Societe BIC SA	5,948	544,709
Sohgo Security Services Company, Ltd.	16,300	716,247
SP Plus Corp. (A)	3,965	144,723

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Steelcase, Inc., Class A	14,742	$272,727
Stericycle, Inc. (A)	21,192	1,243,547
Team, Inc. (A)(B)	5,276	118,710
Tetra Tech, Inc.	9,529	650,831
The Brink’s Company	30,220	2,107,845
Toppan Printing Company, Ltd.	56,763	911,318
UniFirst Corp.	2,597	450,969
US Ecology, Inc.	3,827	282,241
Viad Corp.	3,468	205,479
VSE Corp.	1,698	56,255
Waste Management, Inc.	95,604	8,638,777
		58,642,948
Construction and engineering – 0.4%
ACS Actividades de Construccion y
Servicios SA	59,876	2,543,102
AECOM (A)	67,811	2,214,707
Aegion Corp. (A)	5,718	145,123
Ameresco, Inc., Class A (A)	3,733	50,955
Argan, Inc.	2,635	113,305
Bouygues SA	50,813	2,198,191
CIMIC Group, Ltd.	22,622	839,620
Comfort Systems USA, Inc.	6,307	355,715
Dycom Industries, Inc. (A)	18,417	1,558,078
Eiffage SA	18,524	2,069,312
EMCOR Group, Inc.	34,406	2,584,235
Ferrovial SA	112,215	2,322,082
Fluor Corp.	33,711	1,958,609
Granite Construction, Inc.	26,878	1,228,325
Great Lakes Dredge & Dock Corp. (A)	11,935	73,997
HC2 Holdings, Inc. (A)	9,105	55,723
HOCHTIEF AG	4,501	746,155
Infrastructure and Energy
Alternatives, Inc. (A)	3,698	38,829
Jacobs Engineering Group, Inc.	28,951	2,214,752
JGC Corp.	47,806	1,096,242
Kajima Corp.	104,885	1,525,086
KBR, Inc.	83,745	1,769,532
MasTec, Inc. (A)	11,167	498,607
MYR Group, Inc. (A)	2,814	91,849
Northwest Pipe Company (A)	2,074	40,962
NV5 Global, Inc. (A)	1,643	142,448
Obayashi Corp.	149,515	1,416,103
Orion Group Holdings, Inc. (A)	5,881	44,402
Primoris Services Corp.	7,255	180,069
Quanta Services, Inc. (A)	36,967	1,233,958
Shimizu Corp.	128,229	1,170,759
Skanska AB, B Shares	79,747	1,563,635
Sterling Construction Company, Inc. (A)	5,034	72,087
Taisei Corp.	49,473	2,255,143
Tutor Perini Corp. (A)	6,665	125,302
Valmont Industries, Inc.	9,463	1,310,626
Vinci SA	117,460	11,175,126
Willscot Corp. (A)	6,525	111,904
		49,134,655
Electrical equipment – 0.9%
ABB, Ltd.	427,360	10,109,102
Acuity Brands, Inc.	16,967	2,667,212
Allied Motion Technologies, Inc.	1,369	74,515
AMETEK, Inc.	56,230	4,448,918
Atkore International Group, Inc. (A)	6,825	181,067
AZZ, Inc.	4,491	226,796
Eaton Corp. PLC	105,071	9,112,808
Emerson Electric Company	152,389	11,669,950
Encore Wire Corp.	3,596	180,160
Energous Corp. (A)(B)	4,327	43,789
EnerSys	25,023	2,180,254
Enphase Energy, Inc. (A)(B)	15,661	75,956
Fuji Electric Company, Ltd.	27,640	1,107,188
Generac Holdings, Inc. (A)	10,422	587,905
Hubbell, Inc.	23,130	3,089,474
Legrand SA	61,951	4,517,231
Mabuchi Motor Company, Ltd.	10,900	439,695
Melrose Industries PLC	1,123,500	2,924,453
Mitsubishi Electric Corp.	423,297	5,798,882
Nidec Corp.	51,893	7,461,991
nVent Electric PLC	68,669	1,865,050
OSRAM Licht AG	22,881	908,536
Plug Power, Inc. (A)(B)	40,073	76,940
Powell Industries, Inc.	1,875	67,988
Preformed Line Products Company	597	41,957
Prysmian SpA	55,597	1,290,842
Regal Beloit Corp.	18,348	1,512,793
Rockwell Automation, Inc.	29,861	5,599,535
Schneider Electric SE	126,575	10,163,590
Siemens Gamesa Renewable Energy
SA (A)	54,142	683,167
Sunrun, Inc. (A)(B)	16,776	208,693
Thermon Group Holdings, Inc. (A)	5,758	148,441
TPI Composites, Inc. (A)	2,596	74,116
Vestas Wind Systems A/S	45,316	3,061,378
Vicor Corp. (A)	3,044	140,024
		92,740,396
Industrial conglomerates – 1.3%
3M Company	142,211	29,965,280
Carlisle Companies, Inc.	25,225	3,072,405
CK Hutchison Holdings, Ltd.	626,738	7,214,216
DCC PLC	20,600	1,868,456
General Electric Company	2,107,024	23,788,301
Honeywell International, Inc.	180,036	29,957,990
Hopewell Holdings, Ltd.	615	2,024
Jardine Matheson Holdings, Ltd.	51,300	3,218,415
Jardine Strategic Holdings, Ltd.	51,200	1,858,259
Keihan Holdings Company, Ltd.	22,200	847,806
Keppel Corp., Ltd.	335,345	1,707,330
NWS Holdings, Ltd.	363,599	718,702
Raven Industries, Inc.	6,229	284,977
Roper Technologies, Inc.	25,053	7,420,949
Seibu Holdings, Inc.	52,100	936,719
Sembcorp Industries, Ltd.	235,722	532,407
Siemens AG	177,173	22,653,972
Smiths Group PLC	91,439	1,780,335
Toshiba Corp. (A)	150,728	4,355,776
		142,184,319
Machinery – 2.2%
Actuant Corp., Class A	10,597	295,656
AGCO Corp.	28,061	1,705,828
Alamo Group, Inc.	1,685	154,363
Albany International Corp., Class A	4,978	395,751
Alfa Laval AB	68,821	1,862,180
Alstom SA	35,913	1,606,338
Altra Industrial Motion Corp. (B)	5,071	209,432
Amada Holdings Company, Ltd.	80,052	854,688
American Railcar Industries, Inc.	1,411	65,047
ANDRITZ AG	16,912	986,398
Astec Industries, Inc.	4,078	205,572
Atlas Copco AB, A Shares	156,080	4,488,575
Atlas Copco AB, B Shares	90,185	2,402,817
Barnes Group, Inc.	8,192	581,878

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Blue Bird Corp. (A)	2,637	$64,607
Briggs & Stratton Corp.	7,214	138,725
Caterpillar, Inc.	144,093	21,972,742
Chart Industries, Inc. (A)	5,340	418,282
CIRCOR International, Inc.	2,862	135,945
CNH Industrial NV (B)	236,396	2,836,851
Columbus McKinnon Corp.	3,953	156,302
Commercial Vehicle Group, Inc. (A)	5,919	54,218
Crane Company	21,384	2,103,116
Cummins, Inc.	36,435	5,322,060
Daifuku Company, Ltd. (B)	23,500	1,197,669
Deere & Company	77,996	11,725,139
DMC Global, Inc.	2,543	103,754
Donaldson Company, Inc.	54,460	3,172,840
Douglas Dynamics, Inc.	3,906	171,473
Dover Corp.	35,825	3,171,587
Energy Recovery, Inc. (A)(B)	6,692	59,893
EnPro Industries, Inc.	3,559	259,558
Epiroc AB, Class A (A)	156,080	1,742,973
Epiroc AB, Class B (A)	90,185	926,219
ESCO Technologies, Inc.	4,406	299,828
Evoqua Water Technologies Corp. (A)	13,387	238,021
FANUC Corp.	44,818	8,431,732
Federal Signal Corp.	10,237	274,147
Flowserve Corp.	31,332	1,713,547
Fortive Corp.	74,601	6,281,404
Franklin Electric Company, Inc.	8,030	379,418
FreightCar America, Inc. (A)	2,673	42,955
GEA Group AG	40,198	1,430,810
Global Brass & Copper Holdings, Inc.	3,775	139,298
Graco, Inc.	70,575	3,270,446
Graham Corp.	2,166	61,016
Harsco Corp. (A)	14,032	400,614
Hillenbrand, Inc.	10,730	561,179
Hino Motors, Ltd.	59,642	653,070
Hitachi Construction Machinery
Company, Ltd.	24,752	827,512
Hoshizaki Corp.	12,700	1,314,508
Hurco Companies, Inc.	1,258	56,736
Hyster-Yale Materials Handling, Inc.	1,881	115,738
IDEX Corp.	32,377	4,877,919
IHI Corp.	34,076	1,291,013
Illinois Tool Works, Inc.	74,807	10,556,764
Ingersoll-Rand PLC	59,504	6,087,259
ITT, Inc.	36,966	2,264,537
John Bean Technologies Corp.	5,410	645,413
JTEKT Corp.	47,793	699,665
Kadant, Inc.	1,867	201,356
Kawasaki Heavy Industries, Ltd.	32,920	928,439
Kennametal, Inc.	48,594	2,116,755
KION Group AG	16,493	1,012,687
Komatsu, Ltd.	214,376	6,523,654
Kone OYJ, B Shares	78,855	4,209,181
Kubota Corp.	228,952	3,889,707
Kurita Water Industries, Ltd.	22,827	665,003
LB Foster Company, Class A (A)	2,119	43,545
Lincoln Electric Holdings, Inc.	27,517	2,571,188
Lindsay Corp.	1,859	186,346
Lydall, Inc. (A)	3,037	130,895
Makita Corp.	51,852	2,596,549
MAN SE	8,032	873,150
Meritor, Inc. (A)	14,247	275,822
Metso OYJ	24,436	864,843
Milacron Holdings Corp. (A)	11,934	241,664
Miller Industries, Inc.	2,019	54,311
MINEBEA MITSUMI, Inc.	88,600	1,605,940
MISUMI Group, Inc.	66,100	1,710,303
Mitsubishi Heavy Industries, Ltd.	70,363	2,717,237
Mueller Industries, Inc.	9,902	286,960
Mueller Water Products, Inc., Class A	26,810	308,583
Nabtesco Corp.	26,089	693,655
Navistar International Corp. (A)	8,538	328,713
NGK Insulators, Ltd.	60,061	990,079
NN, Inc.	5,056	78,874
Nordson Corp.	22,097	3,069,273
NSK, Ltd.	83,098	952,495
Omega Flex, Inc.	534	37,999
Oshkosh Corp.	30,868	2,199,036
PACCAR, Inc.	85,012	5,796,968
Parker-Hannifin Corp.	32,100	5,904,153
Park-Ohio Holdings Corp.	1,728	66,269
Pentair PLC	39,167	1,697,889
Proto Labs, Inc. (A)	4,679	756,828
RBC Bearings, Inc. (A)	4,100	616,476
REV Group, Inc. (B)	5,564	87,355
Rexnord Corp. (A)	17,925	552,090
Sandvik AB	261,097	4,622,526
Schindler Holding AG	4,749	1,145,879
Schindler Holding AG,
Participation Certificates	9,347	2,332,605
SKF AB, B Shares	87,177	1,715,379
SMC Corp.	13,247	4,239,981
Snap-on, Inc.	13,687	2,512,933
Spartan Motors, Inc.	6,273	92,527
SPX Corp. (A)	7,331	244,196
SPX FLOW, Inc. (A)	7,328	381,056
Standex International Corp.	2,175	226,744
Stanley Black & Decker, Inc.	37,105	5,433,656
Sumitomo Heavy Industries, Ltd.	25,625	914,595
Sun Hydraulics Corp.	5,052	276,749
Tennant Company	3,035	230,508
Terex Corp. (B)	27,382	1,092,816
The Gorman-Rupp Company	3,090	112,785
The Greenbrier Companies, Inc.	5,446	327,305
The Manitowoc Company, Inc. (A)	6,379	153,032
The Timken Company	29,298	1,460,505
The Toro Company	44,416	2,663,628
The Weir Group PLC	55,970	1,284,055
THK Company, Ltd.	27,652	703,639
Titan International, Inc.	9,514	70,594
TriMas Corp. (A)	7,960	241,984
Trinity Industries, Inc.	62,371	2,285,273
Twin Disc, Inc. (A)	1,862	42,900
Volvo AB, B Shares	363,301	6,407,517
Wabash National Corp.	9,719	177,177
Wabtec Corp.	36,246	3,801,480
Wartsila OYJ ABP	102,582	1,996,218
Watts Water Technologies, Inc., Class A	4,721	391,843
Woodward, Inc.	32,611	2,636,925
Xylem, Inc.	43,566	3,479,616
Yangzijiang Shipbuilding Holdings, Ltd.	559,515	507,248
		236,511,169
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	888	1,164,128
A.P. Moller - Maersk A/S, Series B (B)	1,510	2,121,353
Costamare, Inc.	8,495	55,133
Eagle Bulk Shipping, Inc. (A)	9,640	54,177
Kirby Corp. (A)	22,724	1,869,049
Kuehne + Nagel International AG	12,470	1,978,679
Matson, Inc.	7,327	290,442

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Mitsui OSK Lines, Ltd.	26,904	$785,075
Nippon Yusen KK	35,525	668,061
Scorpio Bulkers, Inc.	10,878	78,866
		9,064,963
Professional services – 0.7%
Adecco Group AG	37,551	1,973,956
ASGN, Inc. (A)	8,750	690,638
Barrett Business Services, Inc.	1,309	87,415
BG Staffing, Inc.	1,632	44,390
Bureau Veritas SA	60,990	1,574,899
CBIZ, Inc. (A)	8,812	208,844
CRA International, Inc.	1,442	72,417
Equifax, Inc.	29,190	3,811,338
Experian PLC	213,478	5,477,857
Exponent, Inc.	8,890	476,504
Forrester Research, Inc.	1,855	85,145
Franklin Covey Company (A)	2,000	47,300
FTI Consulting, Inc. (A)	6,513	476,686
GP Strategies Corp. (A)	2,757	46,455
Heidrick & Struggles International, Inc.	3,349	113,364
Hill International, Inc. (A)	1,903	7,802
Huron Consulting Group, Inc. (A)	3,809	188,165
ICF International, Inc.	3,079	232,311
IHS Markit, Ltd. (A)	86,461	4,665,436
InnerWorkings, Inc. (A)	8,450	66,924
Insperity, Inc.	6,614	780,121
Intertek Group PLC	37,290	2,425,802
Kelly Services, Inc., Class A	5,481	131,708
Kforce, Inc.	4,080	153,408
Korn/Ferry International	9,903	487,624
ManpowerGroup, Inc.	27,403	2,355,562
Mistras Group, Inc. (A)	3,330	72,161
Navigant Consulting, Inc.	7,751	178,738
Nielsen Holdings PLC	86,386	2,389,437
Persol Holdings Company, Ltd.	41,700	978,721
Randstad NV	27,475	1,466,467
Recruit Holdings Company, Ltd.	255,900	8,547,428
Reis, Inc.	2,070	47,610
RELX PLC	243,386	5,120,024
RELX PLC (Euronext
Amsterdam Exchange)	224,738	4,721,567
Resources Connection, Inc.	5,601	92,977
Robert Half International, Inc.	29,705	2,090,638
SEEK, Ltd.	77,337	1,157,974
SGS SA	1,234	3,249,037
Teleperformance	13,350	2,518,542
The Dun & Bradstreet Corp.	15,685	2,235,269
TriNet Group, Inc. (A)	7,552	425,329
TrueBlue, Inc. (A)	7,017	182,793
Verisk Analytics, Inc. (A)	39,929	4,813,441
WageWorks, Inc. (A)	6,871	293,735
Willdan Group, Inc. (A)	1,623	55,117
Wolters Kluwer NV	67,175	4,187,683
		71,506,759
Road and rail – 1.1%
ArcBest Corp.	4,489	217,941
Aurizon Holdings, Ltd.	462,251	1,372,395
Avis Budget Group, Inc. (A)	39,679	1,275,283
Central Japan Railway Company	33,476	6,969,629
ComfortDelGro Corp., Ltd.	496,318	882,077
Covenant Transportation Group, Inc.,
Class A (A)	2,194	63,758
CSX Corp.	197,808	14,647,682
Daseke, Inc. (A)	7,819	62,708
DSV A/S	43,590	3,961,048
East Japan Railway Company	71,540	6,645,287
Genesee & Wyoming, Inc., Class A (A)	25,094	2,283,303
Hankyu Hanshin Holdings, Inc.	53,100	1,883,118
Heartland Express, Inc.	8,174	161,273
Hertz Global Holdings, Inc. (A)	9,699	158,385
J.B. Hunt Transport Services, Inc.	21,320	2,535,801
Kansas City Southern	24,762	2,805,039
Keikyu Corp. (B)	51,179	932,784
Keio Corp.	23,915	1,308,956
Keisei Electric Railway Company, Ltd.	29,994	1,055,721
Kintetsu Group Holdings Company, Ltd.	39,874	1,603,611
Knight-Swift Transportation
Holdings, Inc. (B)	54,090	1,865,023
Kyushu Railway Company	36,600	1,114,321
Landstar System, Inc.	17,356	2,117,432
Marten Transport, Ltd.	6,917	145,603
MTR Corp., Ltd. (B)	345,815	1,818,614
Nagoya Railroad Company, Ltd.	42,499	1,052,457
Nippon Express Company, Ltd.	17,346	1,139,174
Norfolk Southern Corp.	67,891	12,254,326
Odakyu Electric Railway Company, Ltd.	68,779	1,627,098
Old Dominion Freight Line, Inc.	27,701	4,467,063
Ryder System, Inc.	22,457	1,640,933
Saia, Inc. (A)	4,421	337,985
Tobu Railway Company, Ltd.	44,773	1,323,687
Tokyu Corp.	116,008	2,121,343
U.S. Xpress Enterprises, Inc.,
Class A (A)	3,940	54,372
Union Pacific Corp.	179,273	29,191,023
Universal Logistics Holdings, Inc.	1,485	54,648
Werner Enterprises, Inc.	26,910	951,269
West Japan Railway Company	38,025	2,650,705
YRC Worldwide, Inc. (A)	6,446	57,885
		116,810,760
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	28,981	1,666,987
Aircastle, Ltd.	9,470	207,488
Applied Industrial Technologies, Inc.	6,565	513,711
Ashtead Group PLC	113,195	3,591,480
Beacon Roofing Supply, Inc. (A)	11,855	429,032
BlueLinx Holdings, Inc. (A)(B)	1,672	52,651
BMC Stock Holdings, Inc. (A)	11,833	220,685
Brenntag AG	35,711	2,202,349
Bunzl PLC	77,673	2,441,896
CAI International, Inc. (A)	3,106	71,034
DXP Enterprises, Inc. (A)	2,895	116,003
Fastenal Company	69,614	4,039,004
Ferguson PLC	53,913	4,573,000
GATX Corp. (B)	22,384	1,938,231
GMS, Inc. (A)	5,717	132,634
H&E Equipment Services, Inc.	5,577	210,699
Herc Holdings, Inc. (A)	4,220	216,064
ITOCHU Corp.	327,804	5,999,824
Kaman Corp.	4,711	314,601
Lawson Products, Inc. (A)	1,511	51,223
Marubeni Corp.	362,859	3,318,567
Mitsubishi Corp.	313,406	9,653,760
Mitsui & Company, Ltd.	383,403	6,813,322
MRC Global, Inc. (A)	14,655	275,074
MSC Industrial Direct Company, Inc.,
Class A	19,484	1,716,735
Nexeo Solutions, Inc. (A)	6,037	73,953
NOW, Inc. (A)	64,484	1,067,210
Rexel SA	69,400	1,042,427

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A	4,196	$164,945
Rush Enterprises, Inc., Class B	1,783	71,124
SiteOne Landscape Supply, Inc. (A)	6,882	518,490
Sojitz Corp.	1,051	3,793
Sumitomo Corp.	261,038	4,350,258
Systemax, Inc.	2,139	70,459
Textainer Group Holdings, Ltd. (A)	4,959	63,475
Titan Machinery, Inc. (A)	3,525	54,585
Toyota Tsusho Corp.	48,882	1,845,626
Travis Perkins PLC	59,062	819,606
Triton International, Ltd.	9,064	301,559
United Rentals, Inc. (A)	20,065	3,282,634
Veritiv Corp. (A)	2,091	76,112
W.W. Grainger, Inc.	11,031	3,942,590
Watsco, Inc.	13,553	2,413,789
		70,928,689
Transportation infrastructure – 0.2%
Aena SME SA (C)	15,607	2,704,022
Aeroports de Paris	6,823	1,536,206
Atlantia SpA	115,036	2,386,618
Auckland International Airport, Ltd.	221,057	1,069,534
Fraport AG Frankfurt Airport
Services Worldwide	9,773	862,780
Getlink	109,011	1,392,606
Japan Airport Terminal
Company, Ltd. (B)	10,600	482,197
Kamigumi Company, Ltd.	25,006	551,200
SATS, Ltd.	152,500	582,200
Sydney Airport	256,506	1,276,755
Transurban Group	517,054	4,190,374
		17,034,492
		1,235,215,054
Information technology – 15.2%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	4,857	200,934
ADTRAN, Inc.	8,575	151,349
Applied Optoelectronics, Inc. (A)(B)	3,350	82,611
Arista Networks, Inc. (A)	12,518	3,328,035
ARRIS International PLC (A)	71,583	1,860,442
CalAmp Corp. (A)(B)	6,152	147,402
Calix, Inc. (A)	8,804	71,312
Casa Systems, Inc. (A)	4,895	72,201
Ciena Corp. (A)	84,980	2,654,775
Cisco Systems, Inc.	1,108,261	53,916,898
Comtech Telecommunications Corp.	4,041	146,567
Digi International, Inc. (A)	5,132	69,025
Extreme Networks, Inc. (A)	20,593	112,850
F5 Networks, Inc. (A)	14,751	2,941,644
Finisar Corp. (A)	20,441	389,401
Harmonic, Inc. (A)	15,691	86,301
Infinera Corp. (A)	26,728	195,114
InterDigital, Inc.	20,633	1,650,640
Juniper Networks, Inc.	83,623	2,506,181
KVH Industries, Inc. (A)	3,142	41,160
Lumentum Holdings, Inc. (A)(B)	37,321	2,237,394
Motorola Solutions, Inc.	39,340	5,119,708
NETGEAR, Inc. (A)	5,451	342,595
NetScout Systems, Inc. (A)	44,133	1,114,358
Nokia OYJ	1,306,021	7,261,171
Oclaro, Inc. (A)	29,361	262,487
Plantronics, Inc.	19,639	1,184,232
Quantenna Communications, Inc. (A)	6,204	114,464
Ribbon Communications, Inc. (A)	10,016	68,409
Telefonaktiebolaget LM Ericsson,
B Shares	710,609	6,289,448
ViaSat, Inc. (A)(B)	33,243	2,125,890
Viavi Solutions, Inc. (A)	39,570	448,724
		97,193,722
Electronic equipment, instruments and components – 1.1%
Alps Electric Company, Ltd. (B)	43,700	1,110,969
Amphenol Corp., Class A	72,816	6,846,160
Anixter International, Inc. (A)	5,116	359,655
Arrow Electronics, Inc. (A)	36,907	2,720,784
Avnet, Inc.	48,882	2,188,447
AVX Corp.	8,148	147,071
Badger Meter, Inc.	4,913	260,143
Bel Fuse, Inc., Class B	2,095	55,518
Belden, Inc. (B)	24,187	1,727,194
Benchmark Electronics, Inc.	8,198	191,833
Cognex Corp.	72,645	4,055,044
Coherent, Inc. (A)	10,261	1,766,842
Control4 Corp. (A)	4,629	158,914
Corning, Inc.	196,410	6,933,273
CTS Corp.	5,724	196,333
Daktronics, Inc.	7,011	54,966
Electro Scientific Industries, Inc. (A)	5,710	99,640
ePlus, Inc. (A)	2,323	215,342
Fabrinet (A)	6,198	286,719
FARO Technologies, Inc. (A)	2,951	189,897
Fitbit, Inc., Class A (A)(B)	37,222	199,138
FLIR Systems, Inc.	33,007	2,028,940
Hamamatsu Photonics KK	32,400	1,290,378
Hexagon AB, B Shares	59,756	3,498,516
Hirose Electric Company, Ltd.	7,375	805,577
Hitachi High-Technologies Corp.	16,184	558,806
Hitachi, Ltd.	224,194	7,620,729
II-VI, Inc. (A)	10,701	506,157
Ingenico Group SA	13,950	1,060,635
Insight Enterprises, Inc. (A)	6,094	329,624
IPG Photonics Corp. (A)	8,736	1,363,428
Itron, Inc. (A)	5,924	380,321
Jabil, Inc.	64,727	1,752,807
KEMET Corp. (A)	9,804	181,864
Keyence Corp.	22,500	13,069,946
Keysight Technologies, Inc. (A)	79,168	5,247,255
Kimball Electronics, Inc. (A)	4,656	91,490
Knowles Corp. (A)	15,113	251,178
Kyocera Corp.	74,163	4,451,381
Littelfuse, Inc.	10,598	2,097,238
Mesa Laboratories, Inc.	601	111,558
Methode Electronics, Inc.	6,329	229,110
MTS Systems Corp.	3,154	172,682
Murata Manufacturing Company, Ltd.	41,813	6,424,820
Napco Security Technologies, Inc. (A)	2,549	38,108
National Instruments Corp.	47,451	2,293,307
Nippon Electric Glass Company, Ltd.	19,124	601,177
Novanta, Inc. (A)	5,655	386,802
Omron Corp.	44,518	1,881,228
OSI Systems, Inc. (A)	2,941	224,428
PAR Technology Corp. (A)	2,122	47,151
Park Electrochemical Corp.	3,728	72,659
PC Connection, Inc.	2,035	79,141
Plexus Corp. (A)	5,516	322,741
Rogers Corp. (A)	3,181	468,625
Sanmina Corp. (A)	11,735	323,886
ScanSource, Inc. (A)	4,356	173,804
Shimadzu Corp.	51,492	1,613,637
SYNNEX Corp.	17,887	1,515,029

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
TDK Corp.	29,921	$3,260,167
TE Connectivity, Ltd.	84,491	7,429,294
Tech Data Corp. (A)	22,808	1,632,369
Trimble, Inc. (A)	105,585	4,588,724
TTM Technologies, Inc. (A)	16,310	259,492
Venture Corp., Ltd.	63,400	817,524
Vishay Intertechnology, Inc.	78,653	1,600,589
Vishay Precision Group, Inc. (A)	1,878	70,237
Yaskawa Electric Corp.	55,710	1,654,648
Yokogawa Electric Corp.	52,892	1,118,821
Zebra Technologies Corp., Class A (A)	22,673	4,009,267
		119,771,177
IT services – 3.3%
Accenture PLC, Class A	155,334	26,437,847
Acxiom Holdings, Inc. (A)	46,058	2,275,726
Akamai Technologies, Inc. (A)	41,113	3,007,416
Alliance Data Systems Corp.	11,455	2,705,213
Amadeus IT Group SA	101,851	9,440,460
Atos SE	22,135	2,633,776
Automatic Data Processing, Inc.	106,208	16,001,297
Brightcove, Inc. (A)	6,972	58,565
Broadridge Financial Solutions, Inc.	28,212	3,722,573
CACI International, Inc., Class A (A)	4,209	775,087
Capgemini SE	37,133	4,674,962
Carbonite, Inc. (A)	5,455	194,471
Cardtronics PLC, Class A (A)	6,910	218,632
Cass Information Systems, Inc.	2,135	139,031
Cognizant Technology Solutions Corp.,
Class A	140,667	10,852,459
Computershare, Ltd.	107,884	1,553,658
ConvergeOne Holdings, Inc.	4,897	45,591
Convergys Corp.	53,897	1,279,515
CoreLogic, Inc. (A)	34,181	1,688,883
CSG Systems International, Inc.	5,810	233,213
DXC Technology Company	68,164	6,374,697
Endurance International Group
Holdings, Inc. (A)	12,693	111,698
Everi Holdings, Inc. (A)	11,626	106,610
EVERTEC, Inc.	10,474	252,423
Evo Payments, Inc., Class A (A)	3,020	72,178
Exela Technologies, Inc. (A)	8,989	64,092
ExlService Holdings, Inc. (A)	5,781	382,702
Fidelity National Information
Services, Inc.	79,709	8,693,861
Fiserv, Inc. (A)	98,173	8,087,492
FleetCor Technologies, Inc. (A)	21,427	4,881,928
Fujitsu, Ltd.	45,423	3,235,934
Gartner, Inc. (A)(B)	22,014	3,489,219
Global Payments, Inc.	38,345	4,885,153
GTT Communications, Inc. (A)(B)	7,393	320,856
I3 Verticals, Inc., Class A (A)	1,652	37,963
IBM Corp.	221,275	33,458,993
Information Services Group, Inc. (A)	7,809	37,327
Internap Corp. (A)	4,088	51,631
Jack Henry & Associates, Inc.	32,590	5,217,007
Leidos Holdings, Inc.	63,545	4,394,772
Limelight Networks, Inc. (A)	19,903	99,913
ManTech International Corp., Class A	4,477	283,394
Mastercard, Inc., Class A	221,164	49,233,318
MAXIMUS, Inc.	38,101	2,478,851
MoneyGram International, Inc. (A)	6,432	34,411
NIC, Inc.	11,550	170,940
Nomura Research Institute, Ltd.	26,200	1,323,048
NTT Data Corp.	145,110	2,008,789
Obic Company, Ltd.	14,800	1,399,808
Otsuka Corp.	24,600	917,581
Paychex, Inc.	77,623	5,716,934
PayPal Holdings, Inc. (A)	286,962	25,206,742
Perficient, Inc. (A)	5,880	156,702
Perspecta, Inc.	85,153	2,190,135
Presidio, Inc.	5,875	89,594
PRGX Global, Inc. (A)	4,758	41,395
Sabre Corp.	105,714	2,757,021
Science Applications International Corp.	25,177	2,029,266
ServiceSource International, Inc. (A)	15,992	45,577
Sykes Enterprises, Inc. (A)	6,742	205,564
Syntel, Inc. (A)	6,114	250,552
Teradata Corp. (A)	50,292	1,896,511
The Hackett Group, Inc.	4,445	89,567
The Western Union Company	108,439	2,066,847
Total System Services, Inc.	40,687	4,017,434
Travelport Worldwide, Ltd.	21,641	365,084
TTEC Holdings, Inc.	2,629	68,091
Tucows, Inc., Class A (A)(B)	1,696	94,552
Unisys Corp. (A)(B)	8,808	179,683
VeriSign, Inc. (A)	26,020	4,166,322
Virtusa Corp. (A)	4,916	264,038
Visa, Inc., Class A	430,701	64,643,913
Web.com Group, Inc. (A)	7,192	200,657
WEX, Inc. (A)	18,197	3,653,230
Wirecard AG	27,268	5,899,408
		356,339,783
Semiconductors and semiconductor equipment – 2.8%
Advanced Energy Industries, Inc. (A)	6,808	351,633
Advanced Micro Devices, Inc. (A)(B)	207,995	6,424,966
Alpha & Omega Semiconductor, Ltd. (A)	3,907	45,438
Ambarella, Inc. (A)(B)	5,601	216,647
Amkor Technology, Inc. (A)	18,249	134,860
Analog Devices, Inc.	90,100	8,330,646
Applied Materials, Inc.	238,322	9,211,145
Aquantia Corp. (A)(B)	4,110	52,567
ASM Pacific Technology, Ltd.	68,768	702,728
ASML Holding NV	95,071	17,850,014
Axcelis Technologies, Inc. (A)	5,754	113,066
AXT, Inc. (A)	7,688	54,969
Broadcom, Inc.	104,647	25,819,554
Brooks Automation, Inc.	12,074	422,952
Cabot Microelectronics Corp.	4,384	452,297
CEVA, Inc. (A)	3,964	113,965
Cirrus Logic, Inc. (A)	36,372	1,403,959
Cohu, Inc. (B)	5,066	127,157
Cree, Inc. (A)(B)	60,333	2,284,811
Cypress Semiconductor Corp.	152,666	2,212,130
Diodes, Inc. (A)	6,913	230,134
Disco Corp.	6,600	1,105,254
Entegris, Inc.	24,480	708,696
First Solar, Inc. (A)	31,863	1,542,806
FormFactor, Inc. (A)	13,038	179,273
Ichor Holdings, Ltd. (A)	4,335	88,521
Impinj, Inc. (A)(B)	3,026	75,105
Infineon Technologies AG	263,643	5,999,424
Inphi Corp. (A)(B)	7,631	289,825
Integrated Device Technology, Inc. (A)	77,070	3,623,061
Intel Corp.	1,117,871	52,864,120
KLA-Tencor Corp.	37,861	3,850,842
Lam Research Corp.	38,204	5,795,547
Lattice Semiconductor Corp. (A)	20,832	166,656
MACOM Technology Solutions
Holdings, Inc. (A)	7,991	164,615

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MaxLinear, Inc. (A)	10,888	$216,453
Microchip Technology, Inc. (B)	57,108	4,506,392
Micron Technology, Inc. (A)	281,202	12,718,766
MKS Instruments, Inc.	23,128	1,853,709
Monolithic Power Systems, Inc.	16,416	2,060,700
Nanometrics, Inc. (A)	4,000	150,080
NeoPhotonics Corp. (A)(B)	6,387	53,012
NVE Corp.	872	92,327
NVIDIA Corp.	147,401	41,422,629
NXP Semiconductors NV	79,700	6,814,350
PDF Solutions, Inc. (A)	5,420	48,943
Photronics, Inc. (A)	12,075	118,939
Power Integrations, Inc.	4,940	312,208
Qorvo, Inc. (A)	30,459	2,341,993
QUALCOMM, Inc. (B)	340,961	24,559,421
Rambus, Inc. (A)	18,523	202,086
Renesas Electronics Corp. (A)	193,300	1,210,265
Rohm Company, Ltd.	21,842	1,597,963
Rudolph Technologies, Inc. (A)	5,479	133,962
Semtech Corp. (A)	11,283	627,335
Sigma Designs, Inc. (A)	7,151	1,038
Silicon Laboratories, Inc. (A)	25,673	2,356,781
Skyworks Solutions, Inc.	43,396	3,936,451
SMART Global Holdings, Inc. (A)	1,651	47,450
STMicroelectronics NV	158,440	2,899,864
SUMCO Corp.	54,200	789,565
SunPower Corp. (A)(B)	11,394	83,176
Synaptics, Inc. (A)	21,078	961,578
Teradyne, Inc.	78,726	2,911,287
Texas Instruments, Inc.	235,701	25,288,360
Tokyo Electron, Ltd.	36,460	5,024,932
Ultra Clean Holdings, Inc. (A)	6,877	86,306
Veeco Instruments, Inc. (A)	8,714	89,319
Versum Materials, Inc.	46,078	1,659,269
Xcerra Corp. (A)	9,553	136,321
Xilinx, Inc.	61,326	4,916,505
Xperi Corp.	8,944	132,818
		305,371,936
Software – 4.3%
8x8, Inc. (A)	16,089	341,891
A10 Networks, Inc. (A)	9,740	59,219
ACI Worldwide, Inc. (A)	68,650	1,931,811
Adobe Systems, Inc. (A)	118,710	32,045,765
Agilysys, Inc. (A)	3,087	50,318
Alarm.com Holdings, Inc. (A)	5,380	308,812
Altair Engineering, Inc., Class A (A)	5,259	228,504
Alteryx, Inc., Class A (A)	5,056	289,254
Amber Road, Inc. (A)	5,042	48,504
American Software, Inc., Class A	5,567	67,528
ANSYS, Inc. (A)	20,439	3,815,553
Appfolio, Inc., Class A (A)	2,633	206,427
Apptio, Inc., Class A (A)	5,908	218,360
Autodesk, Inc. (A)	52,999	8,273,674
Avalara, Inc. (A)	1,551	54,176
Avaya Holdings Corp. (A)	18,024	399,051
Benefitfocus, Inc. (A)(B)	3,956	160,020
Blackbaud, Inc.	28,832	2,925,871
Blackline, Inc. (A)	6,184	349,210
Bottomline Technologies, Inc. (A)	6,953	505,553
Box, Inc., Class A (A)	21,389	511,411
CA, Inc.	76,054	3,357,784
Cadence Design Systems, Inc. (A)	68,573	3,107,728
Carbon Black, Inc. (A)	1,631	34,545
CDK Global, Inc.	54,655	3,419,217
ChannelAdvisor Corp. (A)	5,001	62,262
Check Point Software
Technologies, Ltd. (A)	29,526	3,474,324
Cision, Ltd. (A)	9,396	157,853
Citrix Systems, Inc. (A)	31,242	3,472,861
Cloudera, Inc. (A)	18,054	318,653
CommVault Systems, Inc. (A)	23,037	1,612,590
Cornerstone OnDemand, Inc. (A)	9,450	536,288
Coupa Software, Inc. (A)	9,213	728,748
Dassault Systemes SE	30,176	4,515,459
Digimarc Corp. (A)	2,141	67,334
Ebix, Inc. (B)	4,145	328,077
Ellie Mae, Inc. (A)	5,864	555,731
Envestnet, Inc. (A)	7,673	467,669
Everbridge, Inc. (A)	4,653	268,199
Fair Isaac Corp. (A)	12,305	2,812,308
Five9, Inc. (A)	9,974	435,764
ForeScout Technologies, Inc. (A)	5,261	198,655
Fortinet, Inc. (A)	60,707	5,601,435
Hortonworks, Inc. (A)	12,364	282,023
HubSpot, Inc. (A)	6,272	946,758
Imperva, Inc. (A)	6,094	283,066
Instructure, Inc. (A)	5,529	195,727
Intuit, Inc.	62,710	14,260,254
j2 Global, Inc.	27,831	2,305,798
LivePerson, Inc. (A)	10,111	262,380
LogMeIn, Inc.	21,903	1,951,557
Manhattan Associates, Inc. (A)(B)	27,766	1,516,024
Micro Focus International PLC	100,326	1,865,748
Microsoft Corp.	1,858,992	212,612,915
MicroStrategy, Inc., Class A (A)	1,641	230,757
MINDBODY, Inc., Class A (A)	7,599	308,899
Mitek Systems, Inc. (A)	6,941	48,934
MobileIron, Inc. (A)	14,271	75,636
Model N, Inc. (A)	4,730	74,971
Monotype Imaging Holdings, Inc.	7,338	148,228
New Relic, Inc. (A)	7,654	721,236
Nice, Ltd. (A)	14,274	1,625,862
OneMarket, Ltd. (A)	22,813	17,838
OneSpan, Inc. (A)	5,481	104,413
Oracle Corp.	685,228	35,330,356
Oracle Corp. Japan	9,006	725,634
Paylocity Holding Corp. (A)	5,055	406,018
Progress Software Corp.	7,872	277,803
PROS Holdings, Inc. (A)	5,433	190,264
PTC, Inc. (A)	44,780	4,755,188
Q2 Holdings, Inc. (A)	6,351	384,553
QAD, Inc., Class A	1,802	102,083
Qualys, Inc. (A)	5,827	519,186
Rapid7, Inc. (A)	6,434	237,543
Red Hat, Inc. (A)	43,000	5,860,040
SailPoint Technologies Holding, Inc. (A)	9,137	310,841
salesforce.com, Inc. (A)	183,439	29,172,304
SAP SE	227,664	27,994,371
SendGrid, Inc. (A)	5,055	185,973
ShotSpotter, Inc. (A)(B)	1,265	77,532
SPS Commerce, Inc. (A)	2,927	290,475
Symantec Corp.	150,694	3,206,768
Synopsys, Inc. (A)	36,028	3,552,721
Telenav, Inc. (A)	7,507	37,910
Temenos AG (A)	13,970	2,275,328
Tenable Holdings, Inc. (A)	2,262	87,947
The Sage Group PLC	249,903	1,908,645
The Trade Desk, Inc., Class A (A)(B)	5,639	850,981
The Ultimate Software Group, Inc. (A)	13,174	4,244,531
TiVo Corp.	20,995	261,388

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Trend Micro, Inc.	27,864	$1,792,317
Tyler Technologies, Inc. (A)	16,321	3,999,624
Upland Software, Inc. (A)	2,752	88,917
Varonis Systems, Inc. (A)	4,918	360,244
Verint Systems, Inc. (A)	10,983	550,248
VirnetX Holding Corp. (A)	10,675	49,639
Workiva, Inc. (A)	5,020	198,290
Yext, Inc. (A)	14,114	334,502
Zix Corp. (A)	10,603	58,847
Zscaler, Inc. (A)	2,438	99,422
		458,941,853
Technology hardware, storage and peripherals – 2.8%
3D Systems Corp. (A)	19,042	359,894
Apple, Inc.	1,112,371	251,106,592
Avid Technology, Inc. (A)	6,245	37,033
Brother Industries, Ltd.	51,736	1,021,537
Canon, Inc.	231,977	7,355,884
Cray, Inc. (A)	7,099	152,629
Diebold Nixdorf, Inc. (B)	14,803	66,614
Electronics For Imaging, Inc. (A)	7,762	264,529
FUJIFILM Holdings Corp.	89,538	4,028,237
Hewlett Packard Enterprise Company	356,870	5,820,550
HP, Inc.	383,692	9,887,743
Immersion Corp. (A)	4,916	51,962
Konica Minolta, Inc.	104,886	1,116,191
NCR Corp. (A)	49,767	1,413,880
NEC Corp.	59,884	1,654,817
NetApp, Inc.	62,872	5,400,076
Ricoh Company, Ltd.	155,477	1,670,535
Seagate Technology PLC	63,387	3,001,374
Seiko Epson Corp.	65,247	1,113,081
Stratasys, Ltd. (A)(B)	8,902	205,725
USA Technologies, Inc. (A)	10,093	72,670
Western Digital Corp.	70,639	4,135,207
Xerox Corp.	53,954	1,455,679
		301,392,439
		1,639,010,910
Materials – 4.5%
Chemicals – 2.5%
A. Schulman, Inc. (A)(B)(D)	4,750	9,073
Advanced Emissions Solutions, Inc.	3,854	46,094
AdvanSix, Inc. (A)	5,344	181,429
AgroFresh Solutions, Inc. (A)(B)	7,026	43,772
Air Liquide SA	99,384	13,051,326
Air Products & Chemicals, Inc.	53,165	8,881,213
Air Water, Inc.	35,307	647,957
Akzo Nobel NV (B)	58,613	5,482,857
Albemarle Corp. (B)	26,294	2,623,615
American Vanguard Corp.	5,361	96,498
Arkema SA	16,012	1,984,354
Asahi Kasei Corp.	291,657	4,422,132
Ashland Global Holdings, Inc.	26,393	2,213,317
Balchem Corp.	5,581	625,574
BASF SE	213,046	18,904,250
Cabot Corp.	25,986	1,629,842
CF Industries Holdings, Inc.	56,627	3,082,774
Chase Corp.	1,229	147,664
Chr. Hansen Holding A/S	22,837	2,315,343
Clariant AG (A)	46,225	1,202,464
Covestro AG (C)	44,640	3,613,484
Croda International PLC	30,352	2,057,371
Daicel Corp.	60,885	707,243
DowDuPont, Inc.	559,394	35,974,628
Eastman Chemical Company	34,264	3,279,750
Ecolab, Inc.	61,629	9,662,195
EMS-Chemie Holding AG	1,894	1,129,558
Evonik Industries AG	38,041	1,360,534
Ferro Corp. (A)	14,681	340,893
FMC Corp.	32,644	2,845,904
Frutarom Industries, Ltd.	8,856	918,849
FutureFuel Corp.	4,780	88,621
GCP Applied Technologies, Inc. (A)	12,561	333,495
Givaudan SA	2,134	5,250,886
Hawkins, Inc.	1,880	77,926
HB Fuller Company	8,648	446,842
Hitachi Chemical Company, Ltd.	23,570	479,637
Incitec Pivot, Ltd.	381,279	1,096,272
Ingevity Corp. (A)	7,294	743,113
Innophos Holdings, Inc.	3,418	151,759
Innospec, Inc.	4,172	320,201
International Flavors & Fragrances, Inc.	19,167	2,666,513
Intrepid Potash, Inc. (A)	17,714	63,593
Israel Chemicals, Ltd.	164,487	997,646
Johnson Matthey PLC	44,712	2,074,780
JSR Corp.	45,090	841,774
K+S AG	44,597	935,241
Kaneka Corp.	11,447	528,808
Kansai Paint Company, Ltd. (B)	41,154	758,474
KMG Chemicals, Inc.	2,520	190,411
Koninklijke DSM NV	41,951	4,443,168
Koppers Holdings, Inc. (A)	3,601	112,171
Kraton Corp. (A)	5,287	249,282
Kronos Worldwide, Inc.	4,098	66,593
Kuraray Company, Ltd.	74,106	1,114,073
LANXESS AG	20,195	1,477,233
Linde AG	45,376	9,371,697
Linde AG	2,475	584,489
LSB Industries, Inc. (A)	4,231	41,379
LyondellBasell Industries NV, Class A	77,416	7,935,914
Minerals Technologies, Inc.	21,086	1,425,414
Mitsubishi Chemical Holdings Corp.	297,159	2,843,982
Mitsubishi Gas Chemical Company, Inc.	37,670	801,919
Mitsui Chemicals, Inc.	42,518	1,063,167
NewMarket Corp.	3,771	1,529,178
Nippon Paint Holdings Company, Ltd.	34,000	1,269,086
Nissan Chemical Industries, Ltd.	29,800	1,574,051
Nitto Denko Corp.	38,087	2,855,563
Novozymes A/S, B Shares	50,816	2,787,179
Olin Corp.	70,443	1,808,976
OMNOVA Solutions, Inc. (A)	8,237	81,134
Orica, Ltd.	86,980	1,069,924
PolyOne Corp.	47,529	2,077,968
PPG Industries, Inc.	58,678	6,403,530
PQ Group Holdings, Inc. (A)	6,357	111,057
Praxair, Inc.	69,725	11,206,899
Quaker Chemical Corp.	2,242	453,355
Rayonier Advanced Materials, Inc.	8,789	161,981
RPM International, Inc.	56,343	3,658,914
Sensient Technologies Corp.	25,073	1,918,335
Shin-Etsu Chemical Company, Ltd.	84,246	7,448,038
Showa Denko KK	31,200	1,720,976
Sika AG	30,046	4,372,279
Solvay SA	17,109	2,293,525
Stepan Company	3,487	303,404
Sumitomo Chemical Company, Ltd.	345,844	2,023,999
Symrise AG	28,474	2,596,226
Taiyo Nippon Sanso Corp.	29,357	439,362
Teijin, Ltd.	41,448	794,924
The Chemours Company	74,676	2,945,221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Mosaic Company	85,174	$2,766,452
The Scotts Miracle-Gro Company	16,614	1,308,020
The Sherwin-Williams Company	19,921	9,068,238
Toray Industries, Inc.	321,672	2,413,518
Tosoh Corp.	60,400	930,276
Trecora Resources (A)	3,870	54,180
Tredegar Corp.	4,607	99,742
Trinseo SA	7,352	575,662
Tronox, Ltd., Class A	16,307	194,869
Umicore SA	48,376	2,702,208
Valvoline, Inc.	80,536	1,732,329
Yara International ASA	40,903	2,007,449
		266,816,457
Construction materials – 0.3%
Boral, Ltd.	269,317	1,344,359
CRH PLC	194,752	6,371,190
Eagle Materials, Inc.	20,182	1,720,314
Fletcher Building, Ltd. (A)	197,983	858,678
HeidelbergCement AG	34,375	2,684,954
Imerys SA	8,289	612,098
James Hardie Industries PLC	101,749	1,541,239
LafargeHolcim, Ltd. (A)	112,602	5,574,573
Martin Marietta Materials, Inc.	15,285	2,781,106
Summit Materials, Inc., Class A (A)	19,473	354,019
Taiheiyo Cement Corp.	28,370	889,766
U.S. Concrete, Inc. (A)(B)	2,901	133,011
Vulcan Materials Company	32,089	3,568,297
		28,433,604
Containers and packaging – 0.3%
Amcor, Ltd.	267,689	2,645,626
AptarGroup, Inc.	26,253	2,828,498
Avery Dennison Corp.	21,203	2,297,345
Ball Corp.	83,388	3,668,238
Bemis Company, Inc.	38,479	1,870,079
Greif, Inc., Class A	15,340	823,144
Greif, Inc., Class B	1,013	58,399
International Paper Company	99,152	4,873,321
Myers Industries, Inc.	6,193	143,987
Owens-Illinois, Inc. (A)	67,241	1,263,458
Packaging Corp. of America	22,917	2,513,766
Sealed Air Corp.	38,525	1,546,779
Silgan Holdings, Inc.	32,688	908,726
Smurfit Kappa Group PLC	52,267	2,068,576
Sonoco Products Company	41,975	2,329,613
Toyo Seikan Group Holdings, Ltd.	35,329	733,110
UFP Technologies, Inc. (A)	1,293	47,518
WestRock Company	61,856	3,305,585
		33,925,768
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	55,094	269,961
Allegheny Technologies, Inc. (A)	74,878	2,212,645
Alumina, Ltd.	565,014	1,131,063
Anglo American PLC	244,446	5,468,493
Antofagasta PLC	90,839	1,009,435
ArcelorMittal	154,526	4,797,455
BHP Billiton PLC	490,034	10,693,321
BHP Billiton, Ltd.	743,605	18,523,860
BlueScope Steel, Ltd.	126,643	1,553,243
Boliden AB	63,213	1,758,006
Carpenter Technology Corp.	28,045	1,653,253
Century Aluminum Company (A)	8,930	106,892
Cleveland-Cliffs, Inc. (A)(B)	51,616	653,459
Coeur Mining, Inc. (A)	32,118	171,189
Commercial Metals Company	69,571	1,427,597
Compass Minerals International, Inc. (B)	20,186	1,356,499
Fortescue Metals Group, Ltd.	363,337	1,029,598
Freeport-McMoRan, Inc.	351,324	4,890,430
Fresnillo PLC	51,676	551,969
Glencore PLC (A)	2,677,046	11,539,888
Gold Resource Corp.	10,465	53,790
Havilah Mining Corp. (A)	3,149	822
Haynes International, Inc.	2,221	78,846
Hecla Mining Company	78,125	217,969
Hitachi Metals, Ltd. (B)	51,164	633,561
JFE Holdings, Inc.	114,033	2,615,908
Kaiser Aluminum Corp.	2,821	307,658
Kobe Steel, Ltd.	70,584	627,273
Maruichi Steel Tube, Ltd.	12,861	419,430
Materion Corp.	3,433	207,697
Mitsubishi Materials Corp.	24,369	728,077
Newcrest Mining, Ltd.	179,227	2,516,755
Newmont Mining Corp.	129,312	3,905,222
Nippon Steel & Sumitomo Metal Corp.	175,700	3,716,519
Norsk Hydro ASA	310,495	1,861,997
Nucor Corp.	76,722	4,868,011
Olympic Steel, Inc.	1,814	37,858
Randgold Resources, Ltd.	21,701	1,534,881
Reliance Steel & Aluminum Company	30,506	2,601,857
Rio Tinto PLC	275,250	13,884,039
Rio Tinto, Ltd.	95,836	5,450,428
Royal Gold, Inc.	27,684	2,133,329
Ryerson Holding Corp. (A)	3,087	34,883
Schnitzer Steel Industries, Inc., Class A	4,625	125,106
South32, Ltd.	1,186,114	3,333,342
Steel Dynamics, Inc.	99,137	4,480,001
Sumitomo Metal Mining Company, Ltd.	53,907	1,890,212
SunCoke Energy, Inc. (A)	11,715	136,128
Synalloy Corp.	1,688	38,571
Tahoe Resources, Inc. (A)	53,488	149,232
thyssenkrupp AG	100,656	2,539,196
TimkenSteel Corp. (A)	7,275	108,179
United States Steel Corp.	74,774	2,279,112
Universal Stainless & Alloy
Products, Inc. (A)	1,676	42,755
voestalpine AG	26,670	1,218,287
Warrior Met Coal, Inc.	7,424	200,745
Worthington Industries, Inc.	24,308	1,053,995
		136,829,927
Paper and forest products – 0.1%
Boise Cascade Company	6,721	247,333
Clearwater Paper Corp. (A)	3,007	89,308
Domtar Corp.	26,575	1,386,418
KapStone Paper and Packaging Corp. (B)	15,138	513,330
Louisiana-Pacific Corp.	84,899	2,248,975
Mondi PLC	84,872	2,323,772
Neenah, Inc.	2,829	244,143
Oji Holdings Corp.	202,338	1,469,368
PH Glatfelter Company	7,737	147,854
Schweitzer-Mauduit International, Inc.	5,309	203,388
Stora Enso OYJ, R Shares	127,299	2,430,919
UPM-Kymmene OYJ	123,394	4,839,382
Verso Corp., Class A (A)	5,996	201,885
		16,346,075
		482,351,831
Real estate – 3.4%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	13,809	387,066
Agree Realty Corp.	4,992	265,175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Alexander & Baldwin, Inc. (A)	40,548	$920,034
Alexander’s, Inc.	366	125,648
Alexandria Real Estate Equities, Inc.	25,686	3,231,042
American Assets Trust, Inc.	6,642	247,680
American Campus Communities, Inc.	57,811	2,379,501
American Tower Corp.	106,851	15,525,450
Americold Realty Trust	15,047	376,476
Apartment Investment & Management
Company, Class A	38,737	1,709,464
Armada Hoffler Properties, Inc.	8,743	132,107
Ascendas Real Estate Investment Trust	582,178	1,124,537
Ashford Hospitality Trust, Inc.	15,905	101,633
AvalonBay Communities, Inc.	33,502	6,068,887
BGP Holdings PLC (A)(D)	1,525,695	2
Bluerock Residential Growth REIT, Inc.	5,776	56,605
Boston Properties, Inc.	37,432	4,607,505
Braemar Hotels & Resorts, Inc.	5,588	65,771
Camden Property Trust	39,156	3,663,827
CapitaLand Commercial Trust	607,794	791,863
CapitaLand Mall Trust	580,103	942,829
CareTrust REIT, Inc.	14,077	249,304
CatchMark Timber Trust, Inc., Class A	9,447	107,979
CBL & Associates Properties, Inc.	30,393	121,268
Cedar Realty Trust, Inc.	18,246	85,026
Chatham Lodging Trust	7,852	164,028
Chesapeake Lodging Trust	10,204	327,242
City Office REIT, Inc.	7,104	89,652
Clipper Realty, Inc.	3,251	43,986
Community Healthcare Trust, Inc.	3,402	105,394
CoreCivic, Inc.	70,619	1,718,160
CorEnergy Infrastructure Trust, Inc.	2,316	87,035
CorePoint Lodging, Inc.	7,135	138,776
CoreSite Realty Corp.	15,490	1,721,559
Corporate Office Properties Trust	43,576	1,299,872
Cousins Properties, Inc.	249,599	2,218,935
Covivio	8,686	906,968
Crown Castle International Corp.	100,550	11,194,232
CyrusOne, Inc.	41,805	2,650,437
Daiwa House REIT Investment Corp.	398	910,095
Dexus	234,204	1,789,212
DiamondRock Hospitality Company	35,608	415,545
Digital Realty Trust, Inc.	49,954	5,618,826
Douglas Emmett, Inc.	68,140	2,570,241
Duke Realty Corp.	86,660	2,458,544
Easterly Government Properties, Inc.	10,437	202,165
EastGroup Properties, Inc.	5,945	568,461
EPR Properties	31,383	2,146,911
Equinix, Inc.	19,270	8,341,790
Equity Residential	89,292	5,916,488
Essex Property Trust, Inc.	16,003	3,948,100
Extra Space Storage, Inc.	30,671	2,657,335
Farmland Partners, Inc.	6,783	45,446
Federal Realty Investment Trust	17,810	2,252,431
First Industrial Realty Trust, Inc.	74,628	2,343,319
Four Corners Property Trust, Inc.	11,572	297,285
Franklin Street Properties Corp.	18,633	148,878
Front Yard Residential Corp.	9,238	100,232
Gecina SA	10,488	1,752,492
Getty Realty Corp.	5,546	158,394
Gladstone Commercial Corp.	5,784	110,764
Gladstone Land Corp.	3,399	41,944
Global Medical REIT, Inc.	4,407	41,514
Global Net Lease, Inc.	12,677	264,315
Goodman Group	376,120	2,821,493
Government Properties Income Trust	17,573	198,399
Gramercy Property Trust	27,755	761,597
Hammerson PLC	183,278	1,090,532
HCP, Inc.	113,970	2,999,690
Healthcare Realty Trust, Inc.	73,938	2,163,426
Hersha Hospitality Trust	6,105	138,400
Highwoods Properties, Inc.	43,743	2,067,294
Hospitality Properties Trust	69,512	2,004,726
Host Hotels & Resorts, Inc.	179,907	3,796,038
ICADE	7,789	719,952
Independence Realty Trust, Inc.	15,758	165,932
Industrial Logistics Properties Trust (B)	3,408	78,418
InfraREIT, Inc.	4,498	95,133
Innovative Industrial Properties, Inc. (B)	1,160	55,958
Investors Real Estate Trust	22,413	134,030
Iron Mountain, Inc.	69,636	2,403,835
iStar, Inc.	11,244	125,595
Japan Prime Realty Investment Corp.	193	688,121
Japan Real Estate Investment Corp.	303	1,588,872
Japan Retail Fund Investment Corp.	610	1,107,015
JBG SMITH Properties	45,708	1,683,426
Jernigan Capital, Inc.	3,628	69,984
Keppel REIT	21,160	18,415
Kilroy Realty Corp.	42,490	3,046,108
Kimco Realty Corp.	102,179	1,710,476
Kite Realty Group Trust	14,618	243,390
Klepierre SA	47,390	1,683,985
Lamar Advertising Company, Class A	35,721	2,779,094
Land Securities Group PLC	171,394	1,973,434
LaSalle Hotel Properties	65,680	2,271,871
Lexington Realty Trust	37,697	312,885
Liberty Property Trust	62,325	2,633,231
Life Storage, Inc.	19,674	1,872,178
Link REIT	499,106	4,914,175
LTC Properties, Inc.	6,750	297,743
Mack-Cali Realty Corp.	53,927	1,146,488
MedEquities Realty Trust, Inc.	6,678	64,910
Medical Properties Trust, Inc.	154,263	2,300,061
Mid-America Apartment
Communities, Inc.	27,573	2,762,263
Mirvac Group	865,317	1,508,248
Monmouth Real Estate Investment Corp.	13,256	221,640
National Health Investors, Inc.	6,864	518,850
National Retail Properties, Inc.	66,269	2,970,177
National Storage Affiliates Trust	9,624	244,835
New Senior Investment Group, Inc.	14,751	87,031
NexPoint Residential Trust, Inc.	3,006	99,799
Nippon Building Fund, Inc.	308	1,780,923
Nippon Prologis REIT, Inc.	404	800,295
Nomura Real Estate Master Fund, Inc.	900	1,230,406
NorthStar Realty Europe Corp.	8,138	115,234
Omega Healthcare Investors, Inc.	84,574	2,771,490
One Liberty Properties, Inc.	2,954	82,062
Pebblebrook Hotel Trust	11,661	424,111
Pennsylvania Real Estate
Investment Trust	12,487	118,127
Physicians Realty Trust	31,689	534,277
Piedmont Office Realty Trust, Inc.,
Class A	21,465	406,332
PotlatchDeltic Corp.	37,158	1,521,620
Preferred Apartment Communities, Inc.,
Class A	7,134	125,416
Prologis, Inc.	152,612	10,345,567
PS Business Parks, Inc.	3,331	423,337
Public Storage	36,324	7,324,008
QTS Realty Trust, Inc., Class A	8,864	378,227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ramco-Gershenson Properties Trust	13,619	$185,218
Rayonier, Inc.	54,727	1,850,320
Realty Income Corp.	69,894	3,976,270
Regency Centers Corp.	41,053	2,654,898
Retail Opportunity Investments Corp.	19,287	360,088
Rexford Industrial Realty, Inc.	15,771	504,041
RLJ Lodging Trust	29,816	656,846
Ryman Hospitality Properties, Inc.	7,601	654,978
Sabra Health Care REIT, Inc.	106,135	2,453,841
Saul Centers, Inc.	2,099	117,544
SBA Communications Corp. (A)	27,834	4,470,975
Scentre Group	1,230,818	3,537,072
Segro PLC	235,240	1,957,501
Select Income REIT	11,093	243,380
Senior Housing Properties Trust	100,505	1,764,868
Seritage Growth Properties, Class A	5,621	266,941
Simon Property Group, Inc.	74,963	13,249,710
SL Green Realty Corp.	20,980	2,046,179
Spirit MTA REIT	7,950	91,584
STAG Industrial, Inc.	18,146	499,015
Stockland	568,614	1,708,091
Summit Hotel Properties, Inc.	18,253	246,963
Sunstone Hotel Investors, Inc.	38,891	636,257
Suntec Real Estate Investment Trust	492,100	694,888
Tanger Factory Outlet Centers, Inc.	55,214	1,263,296
Taubman Centers, Inc.	25,796	1,543,375
Terreno Realty Corp.	9,898	373,155
The British Land Company PLC	215,846	1,736,086
The GEO Group, Inc.	72,159	1,815,520
The GPT Group	421,856	1,588,835
The Macerich Company	25,540	1,412,107
Tier REIT, Inc.	8,576	206,682
UDR, Inc.	64,915	2,624,513
UMH Properties, Inc.	6,607	103,333
Unibail-Rodamco-Westfield, Chess
Depositary Interest (A)	168,260	1,717,926
Unibail-Rodamco-Westfield, Stapled
Shares (A)	576	115,843
Unibail-Rodamco-Westfield,
Stapled Shares	23,223	4,678,194
United Urban Investment Corp.	672	1,056,049
Uniti Group, Inc.	74,177	1,494,667
Universal Health Realty Income Trust	2,251	167,497
Urban Edge Properties	67,037	1,480,177
Urstadt Biddle Properties, Inc., Class A	5,381	114,561
Ventas, Inc.	86,418	4,699,411
Vicinity Centres	770,778	1,462,353
Vornado Realty Trust	41,982	3,064,686
Washington Prime Group, Inc.	32,957	240,586
Washington Real Estate Investment Trust	13,584	416,350
Weingarten Realty Investors	50,145	1,492,315
Welltower, Inc.	90,196	5,801,407
Weyerhaeuser Company	183,677	5,927,257
Whitestone REIT	7,076	98,215
Xenia Hotels & Resorts, Inc.	19,338	458,311
		294,054,442
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	23,731	407,406
Altisource Portfolio Solutions SA (A)(B)	1,742	56,145
Azrieli Group, Ltd.	9,570	488,816
CapitaLand, Ltd.	588,784	1,450,275
CBRE Group, Inc., Class A (A)	76,728	3,383,705
City Developments, Ltd.	95,013	633,465
CK Asset Holdings, Ltd.	597,562	4,479,438
Consolidated-Tomoka Land Company	850	52,938
Cushman & Wakefield PLC (A)	7,744	131,571
Daito Trust Construction Company, Ltd.	16,611	2,140,592
Daiwa House Industry Company, Ltd.	130,666	3,872,131
Deutsche Wohnen SE	81,943	3,935,861
Essential Properties Realty Trust, Inc.	6,663	94,548
Forestar Group, Inc. (A)	1,895	40,174
FRP Holdings, Inc. (A)	1,321	82,034
Hang Lung Group, Ltd.	203,000	540,653
Hang Lung Properties, Ltd.	475,313	927,233
Henderson Land Development
Company, Ltd.	305,009	1,531,776
HFF, Inc., Class A	6,512	276,630
Hongkong Land Holdings, Ltd.	271,534	1,798,466
Hulic Company, Ltd.	67,969	666,971
Hysan Development Company, Ltd.	144,279	728,618
Jones Lang LaSalle, Inc.	19,240	2,776,717
Kennedy-Wilson Holdings, Inc.	21,825	469,238
Kerry Properties, Ltd.	150,064	509,550
LendLease Group	133,262	1,893,381
Marcus & Millichap, Inc. (A)	3,341	115,966
Mitsubishi Estate Company, Ltd.	274,124	4,654,636
Mitsui Fudosan Company, Ltd.	207,426	4,905,800
New World Development Company, Ltd.	1,430,569	1,943,037
Newmark Group, Inc., Class A	4,260	47,669
Nomura Real Estate Holdings, Inc.	28,863	582,246
RE/MAX Holdings, Inc., Class A	3,129	138,771
Realogy Holdings Corp. (B)	52,365	1,080,814
Redfin Corp. (A)(B)	13,925	260,398
Sino Land Company, Ltd.	773,722	1,325,549
Sumitomo Realty & Development
Company, Ltd.	82,483	2,959,032
Sun Hung Kai Properties, Ltd.	369,314	5,359,559
Swire Pacific, Ltd., Class A	114,018	1,248,673
Swire Properties, Ltd.	267,287	1,013,537
Swiss Prime Site AG (A)	16,727	1,427,069
Tejon Ranch Company (A)	3,956	85,885
The RMR Group, Inc., Class A	1,191	110,525
The St. Joe Company (A)(B)	6,470	108,696
The Wharf Holdings, Ltd.	287,061	781,573
Tokyo Tatemono Company, Ltd.	45,300	552,482
Tokyu Fudosan Holdings Corp.	118,481	825,451
UOL Group, Ltd.	116,770	588,888
Vonovia SE	112,807	5,517,188
Wharf Real Estate Investment
Company, Ltd.	280,061	1,804,306
Wheelock & Company, Ltd.	189,285	1,138,003
		71,944,085
		365,998,527
Utilities – 3.0%
Electric utilities – 1.6%
ALLETE, Inc.	30,531	2,290,130
Alliant Energy Corp.	56,154	2,390,476
American Electric Power Company, Inc.	119,491	8,469,522
AusNet Services	426,413	500,872
Chubu Electric Power Company, Inc.	140,729	2,131,754
CK Infrastructure Holdings, Ltd.	153,843	1,217,507
CLP Holdings, Ltd.	379,334	4,442,277
Duke Energy Corp.	172,680	13,817,854
Edison International	78,992	5,346,179
EDP - Energias de Portugal SA	593,719	2,192,875
El Paso Electric Company	6,996	400,171
Electricite de France SA	135,820	2,388,650
Endesa SA	74,410	1,605,002
Enel SpA	1,887,286	9,646,909

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Entergy Corp.	43,834	$3,556,252
Evergy, Inc.	65,881	3,618,185
Eversource Energy	76,827	4,720,251
Exelon Corp.	234,184	10,224,473
FirstEnergy Corp.	117,823	4,379,481
Fortum OYJ	102,577	2,570,717
Hawaiian Electric Industries, Inc.	46,036	1,638,421
HK Electric Investments & HK Electric
Investments, Ltd. (B)	603,500	609,363
Iberdrola SA	1,381,304	10,145,473
IDACORP, Inc.	29,877	2,964,695
Kyushu Electric Power Company, Inc.	88,118	1,065,080
MGE Energy, Inc.	6,226	397,530
NextEra Energy, Inc.	114,325	19,160,870
OGE Energy Corp.	84,263	3,060,432
Orsted A/S (C)	43,696	2,969,271
Otter Tail Corp.	6,967	333,719
PG&E Corp. (A)	125,382	5,768,826
Pinnacle West Capital Corp.	27,143	2,149,183
PNM Resources, Inc.	47,480	1,873,086
Portland General Electric Company	15,366	700,843
Power Assets Holdings, Ltd.	320,736	2,229,416
PPL Corp.	169,637	4,963,579
Red Electrica Corp. SA	100,043	2,091,454
SSE PLC	234,764	3,505,933
Terna Rete Elettrica Nazionale SpA	324,557	1,733,745
The Chugoku Electric Power
Company, Inc. (B)	64,036	822,919
The Kansai Electric Power
Company, Inc.	162,624	2,454,649
The Southern Company	245,815	10,717,534
Tohoku Electric Power Company, Inc.	99,165	1,348,807
Tokyo Electric Power Company
Holdings, Inc. (A)	336,028	1,651,265
Xcel Energy, Inc.	123,420	5,826,658
		176,092,288
Gas utilities – 0.3%
APA Group	272,546	1,965,429
Atmos Energy Corp.	46,975	4,411,422
Chesapeake Utilities Corp.	2,778	233,074
Hong Kong & China Gas Company, Ltd.	2,149,700	4,260,812
National Fuel Gas Company (B)	36,343	2,037,389
Naturgy Energy Group SA	80,931	2,206,176
New Jersey Resources Corp.	52,200	2,406,420
Northwest Natural Holding Company	4,992	333,965
ONE Gas, Inc.	31,050	2,554,794
Osaka Gas Company, Ltd.	86,575	1,690,514
RGC Resources, Inc.	1,555	41,534
South Jersey Industries, Inc. (B)	14,881	524,853
Southwest Gas Holdings, Inc.	29,173	2,305,542
Spire, Inc.	8,386	616,790
Toho Gas Company, Ltd.	17,684	672,825
Tokyo Gas Company, Ltd.	89,996	2,213,723
UGI Corp.	73,417	4,073,175
		32,548,437
Independent power and renewable electricity producers – 0.1%
AES Corp.	159,791	2,237,074
Atlantic Power Corp. (A)	25,028	55,062
Clearway Energy, Inc., Class A	6,348	120,866
Clearway Energy, Inc., Class C	11,999	230,981
Electric Power Development
Company, Ltd.	34,448	953,512
Meridian Energy, Ltd.	297,065	646,753
NRG Energy, Inc.	72,743	2,720,588
Ormat Technologies, Inc. (B)	6,987	378,067
Pattern Energy Group, Inc., Class A (B)	14,530	288,711
TerraForm Power, Inc., Class A	12,805	147,898
Uniper SE	46,500	1,431,482
		9,210,994
Multi-utilities – 0.9%
AGL Energy, Ltd.	151,519	2,137,379
Ameren Corp.	59,178	3,741,233
Avista Corp.	11,197	566,120
Black Hills Corp. (B)	31,910	1,853,652
CenterPoint Energy, Inc.	104,639	2,893,268
Centrica PLC	1,293,506	2,614,021
CMS Energy Corp.	68,666	3,364,634
Consolidated Edison, Inc.	75,431	5,747,088
Dominion Energy, Inc.	158,478	11,137,834
DTE Energy Company	44,059	4,808,159
E.ON SE	511,585	5,205,758
Engie SA	424,050	6,242,969
Innogy SE (C)	32,233	1,439,637
MDU Resources Group, Inc.	82,897	2,129,624
National Grid PLC	778,113	8,036,948
NiSource, Inc.	88,081	2,194,979
NorthWestern Corp.	29,908	1,754,403
Public Service Enterprise Group, Inc.	122,522	6,467,936
RWE AG	119,681	2,954,852
SCANA Corp.	35,430	1,377,873
Sempra Energy	66,370	7,549,588
Suez	85,651	1,218,377
Unitil Corp.	2,615	133,104
Vectren Corp.	35,031	2,504,366
Veolia Environnement SA	124,176	2,477,886
WEC Energy Group, Inc.	76,471	5,105,204
		95,656,892
Water utilities – 0.1%
American States Water Company	6,264	382,981
American Water Works Company, Inc.	43,728	3,846,752
Aqua America, Inc.	75,034	2,768,755
AquaVenture Holdings, Ltd. (A)	2,494	45,067
Artesian Resources Corp., Class A	1,824	67,087
Cadiz, Inc. (A)	4,770	53,186
California Water Service Group	8,374	359,245
Connecticut Water Service, Inc.	2,116	146,787
Consolidated Water Company, Ltd.	3,486	48,281
Middlesex Water Company	2,887	139,789
Severn Trent PLC	55,204	1,330,687
SJW Group	2,981	182,288
The York Water Company	2,554	77,642
United Utilities Group PLC	156,380	1,435,559
		10,884,106
		324,392,717
TOTAL COMMON STOCKS (Cost $6,286,740,204)		$10,442,359,194

PREFERRED SECURITIES – 0.2%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,037	25,998
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	38,864	495,728
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,808	1,004,541

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Automobiles (continued)
Porsche Automobil Holding SE	35,358	$2,380,214
Volkswagen AG	43,121	7,572,595
		10,957,350
		11,453,078
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	41,406	4,854,883
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	8,263	1,339,361
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	16,369	913,438
TOTAL PREFERRED SECURITIES (Cost $15,569,259)		$18,586,758
RIGHTS – 0.0%
Community Health Systems, Inc. (A)(E)	174,338	1,046
Harvey Norman Holdings, Ltd.
(Expiration Date: 10-16-18; Strike
Price: AUD 2.50) (A)(B)	7,491	4,332
TOTAL RIGHTS (Cost $11,332)		$5,378

SECURITIES LENDING COLLATERAL – 2.2%
John Hancock Collateral Trust,
2.1505% (F)(G)	23,971,313	239,823,402
TOTAL SECURITIES LENDING COLLATERAL (Cost $239,817,035)		$239,823,402

SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
1.945%, 10/04/2018 *	$10,000,000	9,998,240
2.000%, 10/17/2018 *	15,000,000	14,985,930
2.040%, 10/23/2018 *	215,800,000	215,521,834
Tennessee Valley Authority Discount
Note
2.055%, 10/16/2018 *	15,000,000	14,986,815
		255,492,819
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $38,480,367 on
10-1-18, collateralized by $40,400,000
U.S. Treasury Notes, 2.250% -
2.750% due 1-31-24 to 2-15-24
(valued at $39,260,080
including interest)	38,477,000	38,477,000
TOTAL SHORT-TERM INVESTMENTS (Cost $293,973,596)		$293,969,819
Total Investments (Strategic Equity Allocation Trust)
(Cost $6,836,111,426) – 101.8%		$10,994,744,551
Other assets and liabilities, net – (1.8%)		(195,479,423)
TOTAL NET ASSETS – 100.0%		$10,799,265,128

Currency Abbreviations

AUD	Australian Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $231,446,511.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	1,334	Long	Dec 2018	$130,046,377	$131,765,850	$1,719,473
Russell 2000 E-Mini Index Futures	149	Long	Dec 2018	12,814,112	12,670,960	(143,152)
S&P 500 Index E-Mini Futures	1,242	Long	Dec 2018	182,247,675	181,269,900	(977,775)
S&P Mid 400 Index E-Mini Futures	96	Long	Dec 2018	19,650,156	19,441,920	(208,236)
						$390,310

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 19.3%
Australia – 0.8%
Commonwealth of Australia
5.750%, 07/15/2022	AUD	830,000	$678,422
New South Wales Treasury Corp.
6.000%, 03/01/2022		1,545,000	1,251,949
Queensland Treasury Corp.
6.000%, 07/21/2022		1,540,000	1,256,887
6.250%, 02/21/2020		1,435,000	1,095,234
			4,282,492
Austria – 0.3%
Republic of Austria
0.000%, 07/15/2023 (A)	EUR	1,515,000	1,757,588
Brazil – 1.6%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	12,200,000	3,128,397
10.000%, 01/01/2023		21,350,000	5,271,516
			8,399,913
Canada – 0.2%
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	310,779
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	60,405,000	821,928
			1,132,707
Colombia – 0.9%
Republic of Colombia
4.000%, 02/26/2024		$840,000	840,000
4.500%, 01/28/2026		1,415,000	1,441,178
7.000%, 05/04/2022	COP	7,382,000,000	2,588,417
			4,869,595
Finland – 0.3%
Republic of Finland
1.500%, 04/15/2023 (A)	EUR	1,380,000	1,715,376
Hungary – 1.0%
Republic of Hungary
6.250%, 01/29/2020		$2,550,000	2,648,040
6.375%, 03/29/2021		2,498,000	2,665,276
			5,313,316
India – 0.7%
Republic of India
7.680%, 12/15/2023	INR	90,000,000	1,217,065
7.800%, 04/11/2021		200,000,000	2,748,807
			3,965,872
Indonesia – 3.3%
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/2027 (A)		$940,000	907,100
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	869,262
2.625%, 06/14/2023 (A)		850,000	1,035,401
5.625%, 05/15/2023	IDR	5,323,000,000	324,349
5.875%, 01/15/2024 (A)		$535,000	573,616
6.125%, 05/15/2028	IDR	35,952,000,000	2,091,762
6.625%, 05/15/2033		21,476,000,000	1,232,944
7.000%, 05/15/2022		28,412,000,000	1,850,253
7.000%, 05/15/2027		19,812,000,000	1,229,816
7.500%, 08/15/2032		3,504,000,000	217,508
7.500%, 05/15/2038		15,217,000,000	918,034
8.250%, 07/15/2021		19,860,000,000	1,348,794
8.375%, 03/15/2024		25,945,000,000	1,753,288
8.375%, 09/15/2026		26,845,000,000	1,819,524
8.750%, 05/15/2031		17,423,000,000	1,198,441
9.000%, 03/15/2029		8,290,000,000	582,752
			17,952,844
Ireland – 2.1%
Republic of Ireland
3.400%, 03/18/2024	EUR	3,817,000	5,178,503
3.900%, 03/20/2023		4,375,000	5,947,369
			11,125,872
Malaysia – 1.5%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	699,670
3.733%, 06/15/2028		1,930,000	453,431
3.844%, 04/15/2033		6,313,000	1,407,266
3.882%, 03/14/2025		2,835,000	681,090
3.899%, 11/16/2027		3,370,000	798,732
4.059%, 09/30/2024		9,740,000	2,363,157
4.160%, 07/15/2021		7,083,000	1,736,185
			8,139,531
Mexico – 2.0%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	988,450
6.500%, 06/10/2021	MXN	48,740,000	2,524,979
7.750%, 05/29/2031		18,298,500	956,726
8.000%, 06/11/2020		26,396,500	1,415,134
8.000%, 12/07/2023		23,850,000	1,286,860
8.500%, 12/13/2018		23,169,500	1,238,059
10.000%, 12/05/2024		35,852,000	2,123,303
			10,533,511
New Zealand – 0.4%
Dominion of New Zealand
6.000%, 05/15/2021	NZD	2,390,000	1,754,541
New Zealand Local Government Funding Agency
5.500%, 04/15/2023		865,000	643,286
			2,397,827
Norway – 1.4%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	15,075,000	1,890,501
3.750%, 05/25/2021 (A)		26,605,000	3,479,864
4.500%, 05/22/2019 (A)		15,572,000	1,958,095
			7,328,460
Philippines – 1.3%
Republic of Philippines
3.500%, 03/20/2021	PHP	26,480,000	456,247
3.500%, 04/21/2023		71,930,000	1,149,452
4.625%, 09/09/2040		4,368,000	56,009
4.950%, 01/15/2021		4,435,000	81,131
5.875%, 12/16/2020		84,843,440	1,556,386
6.250%, 01/14/2036		43,000,000	753,409
6.500%, 04/28/2021		42,600,000	792,388
7.375%, 03/03/2021		59,600,000	1,124,212
8.000%, 07/19/2031		66,710,000	1,295,004
			7,264,238
Portugal – 0.9%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	2,065,000	2,629,050
5.125%, 10/15/2024 (A)		$2,355,000	2,462,388
			5,091,438
Singapore – 0.2%
Republic of Singapore
3.250%, 09/01/2020	SGD	1,620,000	1,213,998
Sweden – 0.4%
Kingdom of Sweden
0.125%, 04/24/2023 (A)	EUR	1,880,000	2,190,290
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $118,444,942)			$104,674,868

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS – 43.9%
Communication services – 5.4%
Altice Financing SA
7.500%, 05/15/2026 (A)		$1,361,000	$1,326,975
AMC Entertainment Holdings, Inc.
6.375%, 11/15/2024	GBP	1,236,000	1,640,592
America Movil SAB de CV
7.125%, 12/09/2024	MXN	15,990,000	777,455
Cablevision Systems Corp.
5.875%, 09/15/2022		$415,000	423,041
CCO Holdings LLC
5.000%, 02/01/2028 (A)		1,245,000	1,170,176
5.125%, 05/01/2027 (A)		885,000	839,077
5.750%, 01/15/2024		1,690,000	1,717,463
Cequel Communications Holdings I LLC
7.500%, 04/01/2028 (A)		1,120,000	1,173,200
Cimpress NV
7.000%, 06/15/2026 (A)		815,000	823,150
CSC Holdings LLC
5.375%, 02/01/2028 (A)		430,000	410,650
5.500%, 04/15/2027 (A)		970,000	943,694
CyrusOne LP
5.000%, 03/15/2024		845,000	860,844
Lamar Media Corp.
5.000%, 05/01/2023		204,000	207,060
LIN Television Corp.
5.875%, 11/15/2022		723,000	733,845
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		694,000	711,350
Meredith Corp.
6.875%, 02/01/2026 (A)		1,630,000	1,670,750
Netflix, Inc.
3.625%, 05/15/2027	EUR	1,215,000	1,390,969
4.875%, 04/15/2028 (A)		$1,236,000	1,161,840
5.875%, 11/15/2028 (A)		860,000	859,415
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)		1,238,000	1,211,693
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (A)(B)		660,000	642,675
Radiate Holdco LLC
6.625%, 02/15/2025 (A)		1,390,000	1,299,650
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (A)(B)		1,030,000	1,015,735
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		1,130,000	1,118,813
5.000%, 08/01/2027 (A)		330,000	317,529
5.375%, 07/15/2026 (A)		1,005,000	997,463
The Nielsen Company Luxembourg SARL
5.000%, 02/01/2025 (A)		133,000	130,340
Tribune Media Company
5.875%, 07/15/2022		635,000	648,494
Viacom, Inc.
5.850%, 09/01/2043		473,000	499,656
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057		1,435,000	1,411,658
WMG Acquisition Corp.
5.000%, 08/01/2023 (A)		270,000	269,663
5.500%, 04/15/2026 (A)		1,130,000	1,121,525
			29,526,440
Consumer discretionary – 2.3%
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		1,220,000	1,183,400
Expedia Group, Inc.
3.800%, 02/15/2028		1,390,000	1,280,391
5.000%, 02/15/2026		1,240,000	1,262,520
Graham Holdings Company
5.750%, 06/01/2026 (A)		865,000	885,544
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)		1,395,000	1,383,673
5.250%, 06/01/2026 (A)		1,881,000	1,877,708
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,470,000	1,395,221
4.625%, 01/15/2022 (A)		1,535,000	1,540,756
5.000%, 10/15/2025 (A)		1,490,000	1,426,690
			12,235,903
Consumer staples – 1.5%
Aramark Services, Inc.
5.000%, 04/01/2025 (A)		810,000	813,038
Constellation Brands, Inc.
4.750%, 12/01/2025		585,000	598,985
Darling Global Finance BV
3.625%, 05/15/2026 (A)	EUR	655,000	781,926
Darling Ingredients, Inc.
5.375%, 01/15/2022		$840,000	848,400
Molson Coors Brewing Company
1.250%, 07/15/2024	EUR	755,000	865,966
Natura Cosmeticos SA
5.375%, 02/01/2023 (A)		$1,350,000	1,309,500
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,590,000	1,503,425
5.750%, 03/01/2027 (A)		1,355,000	1,331,288
			8,052,528
Energy – 7.6%
Andeavor
4.750%, 12/15/2023		1,300,000	1,341,673
Antero Midstream Partners LP
5.375%, 09/15/2024		1,770,000	1,781,063
Antero Resources Corp.
5.000%, 03/01/2025		1,255,000	1,264,413
5.625%, 06/01/2023		1,825,000	1,868,344
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)		285,000	292,481
Chesapeake Energy Corp.
7.000%, 10/01/2024		2,010,000	2,010,000
Concho Resources, Inc.
4.375%, 01/15/2025		1,295,000	1,303,718
DCP Midstream Operating LP
3.875%, 03/15/2023		70,000	68,250
5.375%, 07/15/2025		1,355,000	1,377,019
Denbury Resources, Inc.
7.500%, 02/15/2024 (A)		1,160,000	1,194,800
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)		785,000	785,981
5.375%, 05/31/2025		2,690,000	2,750,525
Enbridge, Inc.
4.250%, 12/01/2026		1,585,000	1,594,415
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077		940,000	907,676
FTS International, Inc.
6.250%, 05/01/2022		640,000	616,000
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,025,000	961,044
Murphy Oil Corp.
6.875%, 08/15/2024		1,680,000	1,778,231
Newfield Exploration Company
5.375%, 01/01/2026		1,130,000	1,170,963

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Newfield
Exploration Company (continued)
5.625%, 07/01/2024		$1,685,000	$1,775,569
Occidental Petroleum Corp.
3.500%, 06/15/2025		1,955,000	1,939,021
Parsley Energy LLC
5.375%, 01/15/2025 (A)		1,625,000	1,629,063
5.625%, 10/15/2027 (A)		1,615,000	1,619,038
6.250%, 06/01/2024 (A)		550,000	573,375
Pertamina Persero PT
4.300%, 05/20/2023 (A)		805,000	798,723
Petroleos del Peru SA
5.625%, 06/19/2047 (A)		697,000	692,651
Petroleos Mexicanos
4.625%, 09/21/2023		1,210,000	1,199,110
7.190%, 09/12/2024 (A)	MXN	13,000,000	599,359
7.650%, 11/24/2021 (A)		22,981,500	1,151,285
SM Energy Company
6.625%, 01/15/2027		$1,125,000	1,162,969
Targa Resources Partners LP
5.875%, 04/15/2026 (A)		815,000	840,469
Teekay Offshore Partners LP
8.500%, 07/15/2023 (A)(B)		785,000	806,588
The Williams Companies, Inc.
3.750%, 06/15/2027		1,055,000	1,006,773
4.550%, 06/24/2024		1,060,000	1,076,631
WPX Energy, Inc.
5.750%, 06/01/2026		1,020,000	1,032,750
6.000%, 01/15/2022		132,000	136,785
			41,106,755
Financials – 13.6%
American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%) 05/15/2068		2,395,000	3,005,725
Asian Development Bank
4.625%, 03/06/2019	NZD	1,595,000	1,068,889
5.000%, 03/09/2022	AUD	940,000	735,202
6.450%, 08/08/2021	INR	92,050,000	1,230,619
6.950%, 01/16/2020		26,220,000	357,655
Banc of California, Inc.
5.250%, 04/15/2025		$273,000	275,373
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/2025 (A)		1,205,000	1,186,925
Banco Nacional de Comercio Exterior
SNC (3.800% to 8-11-21, then 5 Year
CMT + 3.000%) 08/11/2026 (A)		255,000	248,625
Bank of America Corp. (3 month LIBOR
+ 0.760%) 3.101%, 09/15/2026 (C)		1,290,000	1,243,273
Bank of Ireland Group PLC
4.500%, 11/25/2023 (A)		580,000	579,019
BankUnited, Inc.
4.875%, 11/17/2025		1,175,000	1,192,972
BNG Bank NV
0.250%, 02/22/2023 to 06/07/2024	EUR	1,660,000	1,930,280
Citigroup, Inc. (3 month BBSW +
1.550%) 3.516%, 05/04/2021 (C)	AUD	1,487,000	1,090,917
ConnectOne Bancorp, Inc. (5.200% to
2-1-23, then 3 month LIBOR +
2.840%) 02/01/2028		$340,000	336,099
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	906,465
3.865%, 05/25/2027		1,000,000,000	896,165
Dime Community Bancshares, Inc.
(4.500% to 6-15-22, then 3 month
LIBOR + 2.660%) 06/15/2027		$725,000	724,564
E*TRADE Financial Corp. (5.875% to
9-15-26, then 3 month LIBOR +
4.435%) 09/15/2026 (D)		340,000	347,650
European Bank for Reconstruction & Development
7.375%, 04/15/2019	IDR	7,990,000,000	529,380
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,865,000	2,155,860
0.500%, 01/20/2023		725,000	857,440
1.875%, 05/23/2023		1,020,000	1,280,252
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (D)		$1,432,000	1,403,360
Financial & Risk US Holdings, Inc.
8.250%, 11/15/2026 (A)		1,245,000	1,237,455
Freedom Mortgage Corp.
8.250%, 04/15/2025 (A)		1,200,000	1,164,000
Heartland Financial USA, Inc.
5.750%, 12/30/2024		279,000	277,209
Huntington Bancshares, Inc. (5.700% to
4-15-23, then 3 month LIBOR +
2.880%) 04/15/2023 (D)		795,000	788,044
Inter-American Development Bank
6.500%, 08/20/2019	AUD	2,705,000	2,028,009
International Bank for Reconstruction & Development
2.500%, 03/12/2020		1,015,000	736,338
2.800%, 01/13/2021		1,185,000	864,847
3.375%, 01/25/2022	NZD	2,027,000	1,380,328
3.500%, 01/22/2021		2,925,000	1,990,256
3.625%, 06/22/2020	NOK	7,100,000	905,743
4.625%, 10/06/2021	NZD	2,400,000	1,691,686
7.450%, 08/20/2021	IDR	15,855,000,000	1,047,198
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,456,984
3.625%, 05/20/2020	NZD	1,425,000	966,524
6.450%, 10/30/2018	INR	101,280,000	1,395,486
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	2,255,000	1,496,884
JPMorgan Chase & Co. (3 month
LIBOR + 1.000%) 3.314%,
05/15/2077 (C)		$1,090,000	959,200
JPMorgan Chase & Co. (6.100% to
10-1-24, then 3 month LIBOR +
3.330%) 10/01/2024 (D)		178,000	184,230
KFW
0.000%, 09/15/2023	EUR	415,000	478,263
0.375%, 03/15/2023		845,000	995,407
2.125%, 08/15/2023		1,545,000	1,968,062
3.750%, 05/29/2020	NZD	1,100,000	746,846
6.000%, 08/20/2020	AUD	2,925,000	2,257,200
MGIC Investment Corp.
5.750%, 08/15/2023		$580,000	606,100
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (A)		925,000	968,753
Nordic Investment Bank
1.375%, 07/15/2020	NOK	5,340,000	656,725
4.125%, 03/19/2020	NZD	1,740,000	1,185,462
Old Second Bancorp, Inc. (5.750% to
12-31-21, then 3 month LIBOR +
3.850%) 12/31/2026		$230,000	234,423

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Popular, Inc.
6.125%, 09/14/2023		$1,925,000	$1,948,832
Realkredit Danmark A/S
2.000%, 04/01/2019	DKK	9,790,000	1,541,625
Silver Queen Financial Services, Inc.
(5.500% to 12-1-22, then 3 month
LIBOR + 3.338%) 12/01/2027 (A)		$192,000	189,934
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) 06/15/2022 (D)		1,275,000	1,259,063
Swiss Insured Brazil Power Finance Sarl
9.850%, 07/16/2032 (A)	BRL	17,450,000	3,985,991
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%) 12/15/2025		$1,750,000	1,806,525
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	927,286
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,149,874
The Goldman Sachs Group, Inc. (3
month LIBOR + 0.750%) 3.060%,
02/23/2023 (C)		$1,420,000	1,425,614
Trust F/1401
5.250%, 12/15/2024 (A)		1,195,000	1,210,894
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	709,194
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	810,731
Wells Fargo & Company (3 month
BBSW + 1.320%) 3.285%,
07/27/2021 (C)		935,000	682,795
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	507,616
7.250%, 02/11/2020	AUD	700,000	537,878
Zions Bancorporation (5.800% to
6-15-23, then 3 month LIBOR +
3.800%) 06/15/2023 (D)		$550,000	553,975
			73,498,198
Health care – 2.3%
AbbVie, Inc.
1.375%, 05/17/2024	EUR	948,000	1,118,038
Allergan Funding SCS
1.250%, 06/01/2024		520,000	598,575
CVS Health Corp.
4.100%, 03/25/2025		$1,040,000	1,036,769
4.300%, 03/25/2028		850,000	841,611
HCA Healthcare, Inc.
6.250%, 02/15/2021		1,647,000	1,716,998
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,262,513
5.000%, 03/15/2024		995,000	1,019,875
7.500%, 02/15/2022		1,165,000	1,275,675
IQVIA, Inc.
4.875%, 05/15/2023 (A)		590,000	592,950
Teva Pharmaceutical Finance
Netherlands II BV
4.500%, 03/01/2025	EUR	865,000	1,074,092
Teva Pharmaceutical Finance
Netherlands III BV
6.000%, 04/15/2024		$1,265,000	1,284,288
Thermo Fisher Scientific, Inc.
0.750%, 09/12/2024	EUR	282,000	320,903
1.400%, 01/23/2026		468,000	542,973
			12,685,260
Industrials – 3.8%
AECOM
5.125%, 03/15/2027		$2,655,000	2,588,891
5.875%, 10/15/2024		560,000	593,118
BOC Aviation, Ltd.
2.750%, 09/18/2022 (A)		990,000	939,817
BOC Aviation, Ltd. (3 month LIBOR +
1.050%) 3.399%, 05/02/2021 (A)(C)		285,000	286,881
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (D)		1,043,000	1,016,795
IHS Markit, Ltd.
4.750%, 08/01/2028		835,000	837,004
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	9,120,000,000	582,340
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		$3,510,000	3,141,485
4.250%, 10/31/2026 (A)		2,820,000	2,650,800
5.500%, 10/31/2046 to 07/31/2047 (A)		7,004,000	6,227,270
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)(B)		920,000	886,420
United Rentals North America, Inc.
5.500%, 05/15/2027		1,120,000	1,107,400
			20,858,221
Information technology – 1.7%
Banff Merger Sub, Inc.
9.750%, 09/01/2026 (A)		870,000	882,615
CDK Global, Inc.
5.875%, 06/15/2026		1,065,000	1,100,017
IBM Corp.
2.750%, 12/21/2020	GBP	1,225,000	1,643,853
Motorola Solutions, Inc.
4.600%, 02/23/2028		$640,000	625,419
NXP BV
4.625%, 06/01/2023 (A)		1,600,000	1,624,320
Total System Services, Inc.
4.450%, 06/01/2028		1,330,000	1,329,764
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)		900,000	914,103
Western Digital Corp.
4.750%, 02/15/2026		1,010,000	976,746
			9,096,837
Materials – 2.7%
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,679,150
4.375%, 12/15/2020		820,000	830,250
4.875%, 03/15/2026		1,120,000	1,116,651
5.250%, 07/01/2025		1,960,000	2,023,700
Cemex SAB de CV
6.125%, 05/05/2025 (A)		1,135,000	1,170,469
Crown Americas LLC
4.500%, 01/15/2023		1,360,000	1,365,440
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		1,021,000	1,110,338
Ecolab, Inc.
1.000%, 01/15/2024	EUR	330,000	387,356
Sealed Air Corp.
4.875%, 12/01/2022 (A)		$1,190,000	1,201,900
5.125%, 12/01/2024 (A)		965,000	969,825
6.500%, 12/01/2020 (A)		1,390,000	1,456,025
Vedanta Resources PLC
6.375%, 07/30/2022 (A)		1,550,000	1,491,875
			14,802,979

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.7%
Equinix, Inc.
2.875%, 03/15/2024	EUR	705,000	$830,980
5.375%, 05/15/2027		$2,395,000	2,398,976
SBA Communications Corp.
4.875%, 09/01/2024		550,000	543,813
			3,773,769
Utilities – 2.3%
AmeriGas Partners LP
5.750%, 05/20/2027		1,255,000	1,229,900
Emera US Finance LP
3.550%, 06/15/2026		2,415,000	2,273,441
Emera, Inc. (6.750% to 6-15-26, then 3
month LIBOR + 5.440%) 06/15/2076		1,495,000	1,592,175
Greenko Dutch BV
5.250%, 07/24/2024 (A)		975,000	897,000
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)		1,305,000	1,278,900
4.500%, 09/15/2027 (A)		1,870,000	1,790,525
NRG Energy, Inc.
6.625%, 01/15/2027		1,625,000	1,705,438
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,440,000	1,348,349
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	111,777
			12,227,505
TOTAL CORPORATE BONDS (Cost $244,019,577)			$237,864,395

CONVERTIBLE BONDS – 2.9%
Communication services – 0.4%
DISH Network Corp.
3.375%, 08/15/2026		$430,000	410,119
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)		1,600,000	1,758,475
			2,168,594
Consumer discretionary – 0.6%
Liberty Expedia Holdings, Inc.
1.000%, 06/30/2047 (A)(B)		1,177,000	1,182,179
Sony Corp.
0.000%, 09/30/2022	JPY	139,000,000	1,773,895
			2,956,074
Energy – 0.2%
Oasis Petroleum, Inc.
2.625%, 09/15/2023		$935,000	1,255,419
Financials – 0.1%
Redwood Trust, Inc.
5.625%, 07/15/2024		635,000	626,666
Health care – 0.9%
Anthem, Inc.
2.750%, 10/15/2042		384,000	1,449,371
Bayer Capital Corp. BV
5.625%, 11/22/2019 (A)	EUR	1,300,000	1,389,658
Danaher Corp.
0.000%, 01/22/2021		$440,000	1,825,175
			4,664,204
Information technology – 0.3%
Avaya Holdings Corp.
2.250%, 06/15/2023 (A)		1,055,000	1,070,655
Novellus Systems, Inc.
2.625%, 05/15/2041		145,000	664,277
			1,734,932
Utilities – 0.4%
NextEra Energy Partners LP
1.500%, 09/15/2020 (A)		1,200,000	1,230,617
NRG Energy, Inc.
2.750%, 06/01/2048 (A)		1,020,000	1,073,793
			2,304,410
TOTAL CONVERTIBLE BONDS (Cost $13,930,969)			$15,710,299

CAPITAL PREFERRED SECURITIES – 1.9%
Financials – 1.9%
BAC Capital Trust XIII (Greater of 3
month LIBOR + 0.400% or 4.000%)
4.000%, 10/15/2018 (C)(D)		1,605,000	1,356,225
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
10/15/2018 (C)(D)		1,115,000	936,600
First Maryland Capital I (3 month
LIBOR + 1.000%) 3.339%,
01/15/2027 (C)		1,046,000	983,240
First Maryland Capital II (3 month
LIBOR + 0.850%) 3.193%,
02/01/2027 (C)		1,220,000	1,140,700
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.570%,
12/21/2065 (A)(C)		1,120,000	1,019,200
Mellon Capital IV (Greater of 3 month
LIBOR + 0.565% or 4.000%) 4.000%,
10/29/2018 (C)(D)		1,515,000	1,298,931
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
10/29/2018 (C)(D)		2,081,000	1,859,894
Wachovia Capital Trust III (Greater of 3
month LIBOR + 0.930% or 5.570%)
5.570%, 10/29/2018 (C)(D)		1,782,000	1,765,071
			10,359,861
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $10,525,865)			$10,359,861

TERM LOANS (E) – 12.3%
Communication services – 2.5%
Cengage Learning, Inc. (1 month LIBOR
+4.250%) 6.416%, 06/07/2023		1,365,000	1,271,156
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.993%, 01/31/2025		858,513	852,288
Charter Communications Operating LLC
(1 month LIBOR + 2.000%) 4.250%,
04/30/2025		2,043,058	2,045,611
Cinemark USA, Inc. (1 month LIBOR +
1.750%) 4.000%, 03/29/2025		157,776	157,973
Houghton Mifflin Harcourt
Publishers, Inc.
05/31/2021 TBD (F)		1,285,000	1,207,360
Meredith Corp.(1 month LIBOR +
3.000%) 5.243%, 01/31/2025		837,638	842,178
Metro-Goldwyn-Mayer, Inc. (1 month
LIBOR + 4.500%) 6.750%,
07/03/2026		1,010,000	1,011,899
Sable International Finance, Ltd. (1
month LIBOR + 3.250%) 5.493%,
01/30/2026		1,425,000	1,430,543
SBA Senior Finance II LLC (1 month
LIBOR + 2.000%) 4.250%,
04/11/2025		1,455,902	1,457,067

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (E) (continued)
Communication services (continued)
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.750%,
02/02/2024		$876,053	$878,243
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 6.121%,
04/04/2025		458,850	461,286
Virgin Media Bristol LLC (1 month
LIBOR + 2.500%) 4.659%,
01/15/2026		1,135,000	1,136,680
West Corp. (1 month LIBOR + 4.000%)
6.243%, 10/10/2024		818,377	815,390
			13,567,674
Consumer discretionary – 2.1%
American Axle & Manufacturing, Inc. (1
and 2 month LIBOR + 2.250%)
4.462%, 04/06/2024		1,145,625	1,145,052
American Tire Distributors, Inc.
09/01/2021 TBD (F)		975,000	842,156
Four Seasons Hotels, Ltd. (1 month
LIBOR + 2.000%) 4.243%,
11/30/2023		1,883,060	1,883,361
Hilton Worldwide Finance LLC (1 month
LIBOR + 1.750%) 3.966%,
10/25/2023		1,068,306	1,073,028
Marriott Ownership Resorts, Inc. (1
month LIBOR + 2.250%) 4.493%,
08/29/2025		1,355,000	1,365,163
Neiman Marcus Group, Ltd. LLC (1
month LIBOR + 3.250%) 5.371%,
10/25/2020		2,041,120	1,893,608
New Red Finance, Inc. (1 month LIBOR
+ 2.250%) 4.493%, 02/16/2024		1,796,455	1,796,904
The ServiceMaster Company LLC (1
month LIBOR + 2.500%) 4.743%,
11/08/2023		616,429	621,053
Wyndham Hotels & Resorts, Inc. (1
month LIBOR + 1.750%) 3.993%,
05/30/2025		635,000	636,721
			11,257,046
Consumer staples – 1.0%
Aramark Services, Inc. (3 month LIBOR
+ 1.750%)
4.085%, 03/28/2024 to 03/11/2025		1,228,664	1,230,684
Energizer Holdings, Inc.
06/20/2025 TBD (F)		1,310,000	1,314,100
Revlon Consumer Products Corp. (3
month LIBOR + 3.500%) 5.813%,
09/07/2023		2,326,773	1,770,674
US Foods, Inc. (1 month LIBOR +
2.000%) 4.243%, 06/27/2023		1,145,202	1,149,072
			5,464,530
Energy – 0.7%
Energy Transfer Equity LP (1 month
LIBOR + 2.000%) 4.243%,
02/02/2024		1,350,000	1,350,851
Grizzly Acquisitions, Inc.
09/21/2025 TBD (F)		1,440,000	1,443,600
Peabody Energy Corp. (1 month LIBOR
+ 2.750%) 4.969%, 03/31/2025		924,922	926,079
			3,720,530
Financials – 0.9%
Financial & Risk US Holdings, Inc.
09/17/2025 TBD (F)		1,985,000	1,979,760
GGP Nimbus LP (Prime Rate + 1.500%)
6.750%, 08/27/2025		1,880,000	1,870,995
USI, Inc. (3 month LIBOR + 3.000%)
5.387%, 05/16/2024		925,650	925,881
			4,776,636
Health care – 0.5%
Catalent Pharma Solutions, Inc. (1 month
LIBOR + 2.250%) 4.493%,
05/20/2024		78,556	79,022
Gentiva Health Services, Inc. (1 month
LIBOR + 3.750%) 6.000%,
07/02/2025		1,031,176	1,042,777
Grifols Worldwide Operations USA, Inc.
(1 week LIBOR + 2.250%) 4.418%,
01/31/2025		1,231,698	1,237,930
HCA, Inc.
03/18/2023 TBD (F)		521,000	524,788
			2,884,517
Industrials – 1.4%
AECOM (1 month LIBOR + 1.750%)
3.993%, 02/22/2025		1,116,792	1,118,534
American Airlines, Inc. (1 month LIBOR
+ 2.000%) 4.243%, 04/28/2023		844,235	839,381
RBS Global, Inc. (1 month LIBOR +
2.000%) 4.243%, 08/21/2024		440,744	442,749
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.990%,
07/07/2022		361,276	362,912
TransDigm, Inc. (1 month LIBOR +
2.500%) 4.743%, 06/09/2023		1,348,283	1,352,840
United Airlines, Inc. (1 month LIBOR +
1.750%) 3.993%, 04/01/2024		443,250	442,696
WP CPP Holdings LLC (2 month
LIBOR + 3.750%) 6.215%,
04/30/2025		1,750,000	1,760,938
XPO Logistics, Inc. (1 month LIBOR +
2.000%) 4.231%, 02/24/2025		1,345,000	1,351,053
			7,671,103
Information technology – 2.4%
Altran Technologies SA (3 month
EURIBOR + 2.750%) 2.750%,
03/20/2025	EUR	308,298	358,479
Avaya, Inc. (1 month LIBOR + 4.250%)
6.409%, 12/15/2024		$1,052,050	1,060,603
Dell International LLC (1 month LIBOR
+ 2.000%) 4.250%, 09/07/2023		1,299,798	1,302,398
First Data Corp. (1 month LIBOR +
2.000%) 4.213%, 07/08/2022		1,757,484	1,760,085
Microchip Technology, Inc. (3 month
LIBOR + 2.000%) 4.250%,
05/29/2025		879,115	879,300
Micron Technology, Inc. (1 month
LIBOR + 1.750%) 4.000%,
04/26/2022		1,075,849	1,078,765
Project Deep Blue Holdings LLC (1
month LIBOR + 3.250%) 5.409%,
02/12/2025		748,125	749,292
RP Crown Parent LLC (1 month LIBOR
+ 2.750%) 4.993%, 10/12/2023		1,672,972	1,679,597
SS&C European Holdings Sarl (1 month
LIBOR + 2.250%) 4.493%,
04/16/2025		265,436	265,603
SS&C Technologies, Inc.
04/16/2025 TBD (F)		965,000	965,299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (E) (continued)
Information technology (continued)
SS&C Technologies, Inc. (1 month
LIBOR + 2.250%) 4.493%,
04/16/2025		$696,341	$696,780
Vantiv LLC (1 month LIBOR + 1.750%)
3.885%, 08/09/2024		1,399,459	1,400,774
Zebra Technologies Corp. (3 month
LIBOR + 1.750%) 4.063%,
10/27/2021		730,136	733,970
			12,930,945
Materials – 0.8%
Berry Global, Inc. (3 month LIBOR +
1.750%) 3.936%, 02/08/2020		1,051,754	1,051,754
Berry Global, Inc. (3 month LIBOR +
2.000%)
4.186%, 10/01/2022 to 01/19/2024		2,034,093	2,036,183
BWAY Holding Company (3 month
LIBOR + 3.250%) 5.582%,
04/03/2024		967,551	966,341
CROWN Americas LLC (1 week LIBOR
+ 2.000%) 4.163%, 04/03/2025		254,363	255,497
Crown European Holdings SA (1 month
EURIBOR + 2.375%) 2.375%,
04/03/2025	EUR	249,375	290,542
			4,600,317
TOTAL TERM LOANS (Cost $66,962,910)			$66,873,298

COLLATERALIZED MORTGAGE
OBLIGATIONS – 5.2%
Commercial and residential – 4.9%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1
3.892%, 04/25/2035 (G)		$244,059	248,097
Americold LLC
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (A)		445,000	470,549
Arroyo Mortgage Trust
Series 2018-1, Class A1
3.763%, 04/25/2048 (A)(G)		1,245,073	1,245,456
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%)
4.500%, 03/15/2037 (A)(C)		815,000	817,294
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3
3.646%, 01/25/2035 (G)		201,624	203,281
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month
LIBOR + 0.700%),
2.765%, 01/25/2035 (C)		106,983	107,306
Series 2004-13, Class A1 (1 month
LIBOR + 0.740%),
2.805%, 11/25/2034 (C)		98,460	98,485
Series 2004-8, Class 1A (1 month
LIBOR + 0.700%),
2.765%, 09/25/2034 (C)		69,358	69,289
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month
LIBOR + 1.900%),
3.963%, 07/15/2035 (A)(C)		665,000	665,063
Series 2018-ATLS, Class D (1 month
LIBOR + 2.250%),
4.313%, 07/15/2035 (A)(C)		380,000	380,036
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month
LIBOR + 1.951%)
4.014%, 03/15/2037 (A)(C)		1,040,000	1,043,255
BXP Trust
Series 2017-CC, Class C,
3.670%, 08/13/2037 (A)(G)		565,000	534,980
Series 2017-GM, Class D,
3.539%, 06/13/2039 (A)(G)		1,220,000	1,132,457
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month
LIBOR + 1.600%)
3.663%, 07/15/2032 (A)(C)		195,000	195,061
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A1
4.467%, 02/25/2037 (G)		82,262	84,516
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
3.231%, 06/11/2032 (A)(C)		675,000	675,844
Cold Storage Trust
Series 2017-E3, Class C (1 month
LIBOR + 1.350%)
3.413%, 04/15/2036 (A)(C)		775,000	778,391
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank AG)
Series 2013-WWP, Class D
3.898%, 03/10/2031 (A)		290,000	297,126
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%)
4.383%, 02/13/2032 (A)(C)		665,000	669,155
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class E (1 month
LIBOR + 3.150%)
5.283%, 08/13/2027 (A)(C)		361,000	363,405
Core Industrial Trust
Series 2015-CALW, Class F
3.979%, 02/10/2034 (A)(G)		695,000	675,582
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (A)		680,000	684,943
DBGS Mortgage Trust
Series 2018-BIOD, Class B (1 month
LIBOR + 0.888%)
2.951%, 05/15/2035 (A)(C)		691,055	688,887
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
0.725%, 09/19/2044		1,906,395	59,233
Series 2005-AR2, Class X2 IO,
1.159%, 03/19/2045		3,110,372	78,419
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX
3.495%, 12/15/2034 (A)(G)		550,000	544,506
GRACE Mortgage Trust
Series 2014-GRCE, Class F
3.710%, 06/10/2028 (A)(G)		350,000	343,448

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.928%, 07/10/2038 (G)	$24,885	$24,879
GS Mortgage Securities Corp. Trust
Series 2018-CHLL, Class F (1 month
LIBOR + 3.300%),
4.888%, 02/15/2037 (A)(C)	280,000	279,702
Series 2018-TWR, Class A (1 month
LIBOR + 0.900%),
2.963%, 07/15/2031 (A)(C)	645,000	645,030
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1
4.260%, 05/25/2034 (G)	385,893	389,181
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
3.830%, 06/19/2034 (G)	176,288	177,422
Series 2004-7, Class 4A,
4.287%, 11/19/2034 (G)	266,791	273,191
Series 2005-2, Class X IO,
1.092%, 05/19/2035	1,178,981	38,333
Series 2005-9, Class 2A1A (1 month
LIBOR + 0.340%),
2.417%, 06/20/2035 (C)	297,640	295,032
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%),
2.527%, 06/20/2035 (C)	202,151	203,654
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (A)	7,223,587	128,507
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	7,447,585	111,660
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (A)	6,282,942	96,586
IMT Trust
Series 2017-A3, Class EFL (1 month
LIBOR + 2.150%)
4.213%, 06/15/2034 (A)(C)	325,000	325,914
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.065%, 10/25/2036	5,066,982	201,145
Series 2005-AR18, Class 2X IO,
0.705%, 10/25/2036	12,429,325	45,397
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2018-AON, Class D,
4.767%, 07/05/2031 (A)(G)	270,000	276,526
Series 2018-PHH, Class C (1 month
LIBOR + 1.360%),
3.423%, 06/15/2035 (A)(C)	265,000	265,497
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
3.995%, 12/25/2034 (G)	98,616	99,236
Series 2005-A2, Class A2,
3.532%, 02/25/2035 (G)	215,560	223,320
Series 2005-A8, Class A2A (1 month
LIBOR + 0.270%),
2.335%, 08/25/2036 (C)	561,807	556,872
Series 2006-3, Class 2A1,
4.059%, 10/25/2036 (G)	140,598	139,197
Morgan Stanley Capital I Trust
Series 2014-150E, Class F,
4.438%, 09/09/2032 (A)(G)	695,000	661,340
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.463%, 11/15/2034 (A)(C)	370,000	370,462
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
4.805%, 10/25/2034 (G)	252,020	257,239
Series 2004-9, Class 1A,
5.439%, 11/25/2034 (G)	149,409	157,477
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (A)	344,250	340,622
MSDB Trust
Series 2017-712F, Class B
3.568%, 07/11/2039 (A)(G)	785,000	746,301
Olympic Tower Mortgage Trust
Series 2017-OT, Class A
3.566%, 05/10/2039 (A)	595,000	581,529
One Market Plaza Trust
Series 2017-1MKT, Class D
4.145%, 02/10/2032 (A)	275,000	270,026
Opteum Mortgage Acceptance Corp. Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%)
2.375%, 11/25/2035 (C)	130,632	129,692
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.590%, 01/11/2037 (A)(G)	540,000	509,890
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D
4.534%, 01/05/2043 (A)(G)	635,000	510,178
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6
4.144%, 12/25/2033 (G)	156,507	155,286
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1
3.893%, 09/25/2037 (G)	362,636	365,573
Verus Securitization Trust
Series 2018-1, Class A1
2.929%, 02/25/2048 (A)(G)	484,298	477,785
VNDO Trust
Series 2016-350P, Class D
4.033%, 01/10/2035 (A)(G)	749,000	718,418
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
3.500%, 01/25/2035 (G)	250,956	256,913
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
2.435%, 01/25/2045 (C)	399,498	400,544
Series 2005-AR2, Class 2A2B (1
month LIBOR + 0.380%),
2.445%, 01/25/2045 (C)	275,971	276,914
Series 2005-AR3, Class A2,
3.658%, 03/25/2035 (G)	229,540	232,263
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.905%, 07/25/2045 (C)	291,925	291,779

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage Pass
Through Certificates (continued)
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.785%, 07/25/2045 (C)	$285,726	$286,733
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1
3.738%, 12/25/2034 (G)	151,381	154,502
Worldwide Plaza Trust
Series 2017-WWP, Class D
3.715%, 11/10/2036 (A)(G)	645,000	602,613
		26,704,424
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month
LIBOR + 1.650%),
3.715%, 04/25/2024 (C)	188,425	190,889
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.915%, 10/25/2027 (C)	320,398	326,108
Series 2015-DNA1, Class M3 (1
month LIBOR + 3.300%),
5.365%, 10/25/2027 (C)	300,000	335,850
Series 2016-A3, Class M1 (1 month
LIBOR + 0.800%),
2.865%, 03/25/2029 (C)	129,043	129,151
Series 292, Class IO,
3.500%, 11/15/2027	523,374	54,037
Series 304, Class C42 IO,
4.000%, 12/15/2027	639,236	61,608
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	732,213	78,720
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	962,496	96,562
Series 2014-C02, Class 1M1 (1 month
LIBOR + 0.950%),
3.015%, 05/25/2024 (C)	41,299	41,372
Series 402, Class 3 IO,
4.000%, 11/25/2039	129,181	27,417
Series 402, Class 7 IO,
4.500%, 11/25/2039	138,920	31,820
Series 406, Class 3 IO,
4.000%, 01/25/2041	141,549	30,906
Series 407, Class 4 IO,
4.500%, 03/25/2041	240,986	57,012
Series 407, Class 8 IO,
5.000%, 03/25/2041	297,327	69,848
		1,531,300
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $28,245,181)		$28,235,724

ASSET BACKED SECURITIES – 4.2%
Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month
LIBOR + 0.735%)
2.800%, 10/25/2035 (C)	464,258	466,043
Accredited Mortgage Loan Trust
Series 2005-2ACCR, Class M2 (1
month LIBOR + 0.660%)
2.725%, 07/25/2035 (C)	120,074	120,271
Aegis Asset Backed Securities Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.440%)
2.505%, 06/25/2035 (C)	219,472	217,357
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month
LIBOR + 0.240%)
2.305%, 07/25/2036 (A)(C)	485,135	483,613
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	1,772,563	1,793,422
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	2,065,100	2,065,389
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (A)	516,100	502,878
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (A)	884,638	891,281
Series 2017-1A, Class A2I (3 month
LIBOR + 1.250%)
3.585%, 07/25/2047 (A)(C)	945,450	948,012
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (A)	565,995	581,288
First Franklin Mortgage Loan Trust
Series 2005-FF7, Class M2 (1 month
LIBOR + 0.470%)
2.535%, 07/25/2035 (C)	176,578	176,866
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (A)	602,375	610,622
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1
month LIBOR + 0.370%)
2.435%, 10/25/2035 (C)	455,695	451,739
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month
LIBOR + 1.500%)
3.565%, 06/25/2033 (C)	134,802	137,836
Home Partners of America Trust
Series 2018-1, Class D (1 month
LIBOR + 1.450%)
3.510%, 07/17/2037 (A)(C)	590,000	591,401
METAL LLC
Series 2017-1, Class A
4.581%, 10/15/2042 (A)	991,138	993,899
Mill City Mortgage Loan Trust
Series 2018-3, Class A1
3.500%, 08/25/2058 (A)(G)	1,905,000	1,886,337
MVW Owner Trust
Series 2018-1A, Class A
3.450%, 01/21/2036 (A)	692,499	690,139
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month
LIBOR + 0.660%)
2.725%, 05/25/2035 (C)	512,705	513,451
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month
LIBOR + 0.150%)
2.215%, 09/25/2036 (C)	583,524	580,960
Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (1
month LIBOR + 0.300%)
2.365%, 12/25/2036 (C)	149,436	149,603

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.735%)
2.800%, 03/25/2035 (C)	$633,714	$634,679
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.970%, 05/25/2046 (A)	1,782,850	1,834,321
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A
4.110%, 07/20/2043 (A)	869,440	861,919
Towd Point Mortgage Trust
Series 2015-6, Class M2
3.750%, 04/25/2055 (A)(G)	625,000	613,047
Series 2018-3, Class A1
3.750%, 05/25/2058 (A)(G)	712,731	712,991
Series 2018-4, Class A1
3.000%, 06/25/2058 (A)(G)	428,090	415,355
Verizon Owner Trust
Series 2017-1A, Class A
2.060%, 09/20/2021 (A)	615,000	609,430
Wendy’s Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (A)	1,513,200	1,513,790
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (A)	530,988	510,916
TOTAL ASSET BACKED SECURITIES (Cost $22,362,557)		$22,558,855

COMMON STOCKS – 3.1%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	8,371	0
Consumer discretionary – 0.1%
Lennar Corp., A Shares	10,010	467,367
Financials – 2.9%
Ameris Bancorp	16,928	773,610
BankUnited, Inc.	15,724	556,630
BOK Financial Corp.	12,112	1,178,255
Capital One Financial Corp.	14,645	1,390,250
Citigroup, Inc.	21,215	1,521,964
Columbia Banking System, Inc.	42,862	1,661,760
Comerica, Inc.	15,788	1,424,078
Cullen/Frost Bankers, Inc.	2,408	251,492
German American Bancorp, Inc.	7,259	256,098
Investors Bancorp, Inc.	33,647	412,849
JPMorgan Chase & Co.	21,974	2,479,546
M&T Bank Corp.	4,475	736,317
Pinnacle Financial Partners, Inc.	4,194	252,269
Renasant Corp.	24,055	991,307
Stock Yards Bancorp, Inc.	7,032	255,262
U.S. Bancorp	15,000	792,150
Washington Trust Bancorp, Inc.	9,752	539,286
Zions Bancorporation	5,074	254,461
		15,727,584
Industrials – 0.1%
HC2 Holdings, Inc. (I)	88,710	542,905
TOTAL COMMON STOCKS (Cost $17,182,511)		$16,737,856

PREFERRED SECURITIES – 5.1%
Energy – 0.2%
Kinder Morgan, Inc., 9.750%	39,556	1,315,237
Financials – 2.7%
First Republic Bank, 5.125% (B)	28,400	698,640
First Republic Bank, 5.500%	22,976	565,210
First Tennessee Bank NA (Greater of 3
month LIBOR + 0.850% or 3.750%),
3.750% (A)(C)	2,315	1,782,550
IBERIABANK Corp. (6.600% to 5-1-26,
then 3 month LIBOR + 4.920%)	11,376	308,403
M&T Bank Corp., Series A, 6.375%	940	951,280
People’s United Financial, Inc. (5.625%
to 12-15-26, then 3 month LIBOR +
4.020%)	33,725	868,419
Stifel Financial Corp., 5.200%	55,425	1,319,115
SunTrust Banks, Inc. (Greater of 3
month LIBOR + 0.530% or 4.000%),
4.000% (C)	24,525	567,999
U.S. Bancorp, 5.500%	40,750	1,024,048
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	32,350	880,891
U.S. Bancorp (Greater of 3 month
LIBOR + 1.020% or 3.500%),
3.500% (C)	1,829	1,673,535
Valley National Bancorp (5.500% to
9-30-22, then 3 month LIBOR +
3.578%)	22,825	575,190
Valley National Bancorp (6.250% to
6-30-25, then 3 month LIBOR +
3.850%)	26,533	695,165
Wells Fargo & Company (5.850% to
9-15-23, then 3 month LIBOR +
3.090%)	27,605	711,381
Wells Fargo & Company, Series L,
7.500%	965	1,245,699
Zions Bancorporation (6.950% to
9-15-23, then 3 month LIBOR +
3.890%)	22,575	634,132
		14,501,657
Health care – 0.3%
Becton, Dickinson and Company,
6.125%	28,695	1,875,505
Industrials – 0.4%
Fortive Corp., 5.000%	1,670	1,801,613
Stanley Black & Decker, Inc.,
5.375% (B)	3,200	354,624
		2,156,237
Real estate – 0.3%
Crown Castle International Corp.,
Series A, 6.875%	1,410	1,521,545
Utilities – 1.2%
CenterPoint Energy, Inc., 7.000%	41,650	2,102,909
Dominion Energy, Inc., 6.750%	28,680	1,356,564
NextEra Energy, Inc., 6.123%	36,105	2,056,180
South Jersey Industries, Inc., 7.250%	17,400	971,094
		6,486,747
TOTAL PREFERRED SECURITIES (Cost $27,449,143)		$27,856,928

WARRANTS – 0.2%
JPMorgan Chase & Co. (Expiration
Date: 10-28-18; Strike Price:
$41.97) (I)	9,050	657,483
Wells Fargo & Company (Expiration
Date: 10-28-18; Strike Price:
$33.76) (I)	20,400	393,108
TOTAL WARRANTS (Cost $835,580)		$1,050,591

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-11-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (I)(J)	26,910,000	$5,218
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11-27-18;
Strike Price: EUR 1.20;
Counterparty: Citibank N.A.) (I)(J)	19,745,000	52,521
Over the Counter Option on the EUR vs.
USD (Expiration Date: 12-31-18;
Strike Price: EUR 1.28;
Counterparty: U.S. Bank N.A.) (I)(J)	13,960,000	1,475
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-23-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (I)(J)	13,470,000	4,066
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-25-19; Strike
Price: EUR 1.34;
Counterparty: Goldman Sachs
International) (I)(J)	13,515,000	188
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-1-19; Strike
Price: EUR 1.36;
Counterparty: Goldman Sachs
International) (I)(J)	16,998,915	178
Over the Counter Option on the GBP vs.
USD (Expiration Date: 1-18-19; Strike
Price: GBP 1.38;
Counterparty: Goldman Sachs Bank
USA) (I)(J)	16,080,000	81,886
		145,532
Puts – 0.1%
Over the Counter Option on the AUD vs.
JPY (Expiration Date: 6-6-19; Strike
Price: AUD 74.50;
Counterparty: Citibank N.A.) (I)(J)	7,805,000	73,231
Over the Counter Option on the USD vs.
CAD (Expiration Date: 2-13-19; Strike
Price: $1.19; Counterparty: Goldman
Sachs International) (I)(J)	33,840,000	30,558
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-20-19; Strike
Price: $1.23; Counterparty: U.S. Bank
N.A.) (I)(J)	20,107,450	104,398
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-6-19; Strike
Price: $1.22; Counterparty: Australia
and New Zealand Banking
Group) (I)(J)	20,255,000	61,798
Over the Counter Option on the USD vs.
CAD (Expiration Date: 5-24-19; Strike
Price: $1.23; Counterparty: Citigroup
Global Markets, Ltd.) (I)(J)	9,835,000	73,467
		343,452
TOTAL PURCHASED OPTIONS (Cost $3,353,446)		$488,984

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
2.1505% (K)(L)	299,074	2,992,113
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,992,528)		$2,992,113

SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.5%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	649,000	649,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	7,215,000	7,215,000
		7,864,000
Repurchase agreement – 0.2%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $713,130 on
10-1-18, collateralized by $729,400
U.S. Treasury Inflation Indexed Notes,
0.375% due 1-15-27 (valued at
$727,446, including interest)	713,000	713,000
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $457,040 on 10-1-18,
collateralized by $485,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $469,468,
including interest)	457,000	457,000
		1,170,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,034,000)		$9,034,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $565,339,209) – 100.4%		$544,437,772
Other assets and liabilities, net – (0.4%)		(2,326,687)
TOTAL NET ASSETS – 100.0%		$542,111,085

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $159,617,854 or 29.4% of the fund’s net assets as of 9-30-18.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $2,925,716.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(G)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 9-30-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	169	Long	Dec 2018	$35,711,723	$35,614,110	$(97,613)
10-Year U.S. Treasury Note Futures	107	Short	Dec 2018	(12,863,976)	(12,709,594)	154,382
10-Year Ultra U.S. Treasury Bond Futures	71	Short	Dec 2018	(9,092,258)	(8,946,000)	146,258
5-Year U.S. Treasury Note Futures	226	Short	Dec 2018	(25,622,203)	(25,419,703)	202,500
German Euro BUND Futures	210	Short	Dec 2018	(39,045,802)	(38,716,273)	329,529
						$735,056

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	6,604,880	USD	4,776,891	Australia and New Zealand Banking Group	2/13/2019	$3,749	—
AUD	1,678,562	USD	1,215,061	Citibank N.A.	2/13/2019	—	($110)
AUD	1,679,062	USD	1,218,003	JPMorgan Chase Bank N.A.	2/13/2019	—	(2,691)
AUD	3,348,521	USD	2,431,664	UBS AG	2/13/2019	—	(7,990)
BRL	7,272,780	USD	1,717,479	Citibank N.A.	2/13/2019	62,258	—
BRL	3,342,923	USD	791,599	State Street Bank and Trust Company	2/13/2019	26,454	—
CAD	15,616,308	GBP	9,173,248	HSBC Bank USA	2/13/2019	86,685	—
CAD	5,499,533	GBP	3,216,752	State Street Bank and Trust Company	2/13/2019	48,575	—
CAD	12,292,021	USD	9,380,000	Canadian Imperial Bank of Commerce	2/13/2019	162,772	—
CAD	34,578,248	USD	26,289,108	Goldman Sachs Bank USA	2/13/2019	555,325	—
CAD	20,886,182	USD	15,940,000	Morgan Stanley Capital Services, Inc.	2/13/2019	274,752	—
CAD	24,815,953	USD	19,085,000	Royal Bank of Canada	2/13/2019	180,586	—
CAD	24,019,762	USD	18,465,000	State Street Bank and Trust Company	2/13/2019	182,471	—
CAD	12,275,512	USD	9,425,000	Toronto Dominion Bank	2/13/2019	104,955	—
EUR	4,575,000	NOK	43,757,923	Citibank N.A.	2/13/2019	—	(34,357)
EUR	1,540,000	NOK	14,657,104	HSBC Bank USA	2/13/2019	—	(2,624)
EUR	7,605,000	SEK	79,776,028	Citibank N.A.	2/13/2019	—	(151,239)
EUR	3,602,589	SEK	37,813,241	JPMorgan Chase Bank N.A.	2/13/2019	—	(74,182)
EUR	1,595,000	SEK	16,695,663	U.S. Bank	2/13/2019	—	(27,643)
EUR	1,535,000	SEK	16,110,316	UBS AG	2/13/2019	—	(31,466)
EUR	3,050,000	USD	3,615,369	Bank of America, N.A	2/13/2019	—	(32,725)
EUR	11,905,000	USD	14,225,642	Citibank N.A.	2/13/2019	—	(241,584)
EUR	3,337,132	USD	3,948,199	Goldman Sachs Bank USA	2/13/2019	—	(28,279)
EUR	1,535,000	USD	1,833,772	JPMorgan Chase Bank N.A.	2/13/2019	—	(30,704)
EUR	6,395,000	USD	7,544,458	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(32,652)
EUR	6,123,333	USD	7,196,919	Standard Chartered Bank	2/13/2019	—	(4,223)
EUR	9,570,000	USD	11,433,824	U.S. Bank	2/13/2019	—	(192,545)
EUR	3,061,667	USD	3,597,948	UBS AG	2/13/2019	—	(1,600)
GBP	6,125,000	CAD	10,453,497	JPMorgan Chase Bank N.A.	2/13/2019	—	(78,414)
GBP	3,205,000	CAD	5,445,295	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(21,888)
GBP	3,060,000	CAD	5,190,112	Standard Chartered Bank	2/13/2019	—	(14,045)
GBP	3,060,000	USD	4,032,162	Citibank N.A.	2/13/2019	—	(16,922)
GBP	7,650,000	USD	10,134,113	HSBC Bank USA	2/13/2019	—	(96,013)

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
GBP	6,130,000	USD	8,115,263	Standard Chartered Bank	2/13/2019	—	($71,661)
GBP	6,130,000	USD	8,099,249	State Street Bank and Trust Company	2/13/2019	—	(55,648)
GBP	2,434,013	USD	3,221,319	Toronto Dominion Bank	2/13/2019	—	(27,480)
JPY	356,811,900	USD	3,180,000	Citibank N.A.	2/13/2019	—	(4,382)
MXN	14,950,202	USD	756,107	Citibank N.A.	2/13/2019	$26,465	—
MXN	15,056,634	USD	753,736	Goldman Sachs Bank USA	2/13/2019	34,408	—
MXN	14,793,197	USD	761,930	JPMorgan Chase Bank N.A.	2/13/2019	12,424	—
MXN	44,506,791	USD	2,269,854	State Street Bank and Trust Company	2/13/2019	59,866	—
NOK	59,422,325	EUR	6,115,000	Citibank N.A.	2/13/2019	161,479	—
NZD	12,663,046	USD	8,405,917	Australia and New Zealand Banking Group	2/13/2019	—	(3,926)
NZD	713,000	USD	468,747	Citibank N.A.	2/13/2019	4,332	—
NZD	1,522,172	USD	1,011,369	JPMorgan Chase Bank N.A.	2/13/2019	—	(1,401)
NZD	3,138,305	USD	2,086,785	UBS AG	2/13/2019	—	(4,505)
SEK 150,991,766		EUR	14,334,835	Citibank N.A.	2/13/2019	355,695	—
SGD	2,322,785	USD	1,693,550	Citibank N.A.	2/13/2019	10,829	—
USD	10,023,159	AUD	13,913,035	Australia and New Zealand Banking Group	2/13/2019	—	(47,154)
USD	4,605,476	BRL	19,208,708	Citibank N.A.	2/13/2019	—	(95,125)
USD	3,175,122	BRL	13,268,510	State Street Bank and Trust Company	2/13/2019	—	(71,842)
USD	6,270,000	CAD	8,078,268	Canadian Imperial Bank of Commerce	2/13/2019	—	(1,472)
USD	8,955,500	CAD	11,596,096	Citibank N.A.	2/13/2019	—	(46,999)
USD	3,070,000	CAD	3,961,651	HSBC Bank USA	2/13/2019	—	(5,583)
USD	25,163,950	CAD	32,637,113	JPMorgan Chase Bank N.A.	2/13/2019	—	(173,505)
USD	3,195,000	CAD	4,183,182	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(52,566)
USD	38,410,000	CAD	49,812,067	Royal Bank of Canada	2/13/2019	—	(261,037)
USD	10,100,000	CAD	13,002,965	State Street Bank and Trust Company	2/13/2019	5,295	—
USD	25,090,000	CAD	32,496,472	Toronto Dominion Bank	2/13/2019	—	(138,271)
USD	1,577,193	DKK	9,980,000	UBS AG	2/13/2019	4,024	—
USD	7,432,488	EUR	6,255,000	Citibank N.A.	2/13/2019	85,131	—
USD	7,292,797	EUR	6,135,000	Goldman Sachs Bank USA	2/13/2019	86,397	—
USD	11,930,293	EUR	10,134,026	HSBC Bank USA	2/13/2019	26,487	—
USD	10,758,929	EUR	9,130,000	Standard Chartered Bank	2/13/2019	34,490	—
USD	3,825,677	EUR	3,245,000	U.S. Bank	2/13/2019	13,978	—
USD	9,187,528	GBP	6,935,000	Citibank N.A.	2/13/2019	87,629	—
USD	4,062,493	GBP	3,056,667	Goldman Sachs Bank USA	2/13/2019	51,627	—
USD	6,167,042	GBP	4,683,623	State Street Bank and Trust Company	2/13/2019	21,333	—
USD	1,716,021	JPY	189,000,000	Goldman Sachs Bank USA	2/13/2019	33,925	—
USD	1,517,363	MXN	29,024,265	Citibank N.A.	2/13/2019	—	(1,920)
USD	3,117,799	MXN	61,503,262	Goldman Sachs Bank USA	2/13/2019	—	(101,606)
USD	3,774,065	MXN	73,529,938	JPMorgan Chase Bank N.A.	2/13/2019	—	(74,880)
USD	4,591,709	MXN	89,658,987	State Street Bank and Trust Company	2/13/2019	—	(101,516)
USD	12,134,348	NZD	18,375,548	Australia and New Zealand Banking Group	2/13/2019	—	(57,913)
USD	68,668	SEK	596,518	Citibank N.A.	2/13/2019	740	—
USD	2,395,498	SGD	3,285,665	JPMorgan Chase Bank N.A.	2/13/2019	—	(15,408)
						$2,805,136	($2,539,696)

WRITTEN OPTIONS

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Puts
U.S. Dollar versus Canadian Dollar	U.S. Bank N.A.	USD	1.20	Mar 2019	13,405,000	$161,101	$(25,604)
						$161,101	$(25,604)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Bond Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 67.3%
U.S. Government – 37.6%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$2,746,055
3.000%, 02/15/2047 to 02/15/2048	23,885,000	23,000,694
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,377,478
4.375%, 05/15/2041	1,830,000	2,181,060
4.625%, 02/15/2040	5,000,000	6,129,688
4.750%, 02/15/2041	2,000,000	2,502,188
7.875%, 02/15/2021	3,400,000	3,789,672
8.125%, 08/15/2021	1,400,000	1,601,633
8.750%, 08/15/2020	5,750,000	6,367,676
U.S. Treasury Notes
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,973,828
1.375%, 10/31/2020	30,500,000	29,602,871
1.500%, 02/28/2019	4,000,000	3,986,094
1.500%, 03/31/2019 (A)	4,500,000	4,479,609
1.625%, 06/30/2019 to 07/31/2020	30,300,000	29,829,778
1.750%, 09/30/2019	7,000,000	6,937,656
2.000%, 11/15/2021	24,650,000	23,999,086
2.000%, 02/15/2022	4,750,000	4,612,881
2.250%, 02/15/2021 to 11/15/2027	24,595,000	23,223,226
2.625%, 02/28/2023	3,000,000	2,961,914
2.750%, 02/15/2019 to 04/30/2023	10,500,000	10,481,680
2.875%, 05/15/2028	3,000,000	2,955,117
3.125%, 05/15/2021	13,100,000	13,184,434
		211,924,318
U.S. Government Agency – 29.7%
Federal Home Loan Bank
5.500%, 07/15/2036	1,690,000	2,147,035
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,473,852
2.500%, TBA (B)	3,000,000	2,892,689
2.500%, 04/01/2031	2,102,345	2,030,182
2.750%, 06/19/2023	2,000,000	1,974,970
3.000%, TBA (B)	5,000,000	4,784,230
3.000%, 07/01/2032 to 08/01/2046	6,637,817	6,410,510
3.500%, TBA (B)	4,300,000	4,232,701
3.500%, 12/01/2025 to 03/01/2045	4,405,181	4,377,802
4.000%, 02/01/2024 to 09/01/2047	5,265,047	5,334,566
4.100%, (12 month LIBOR +
2.100%), 02/01/2037 (C)	63,991	67,413
4.500%, 05/01/2024 to 11/01/2041	2,221,771	2,312,345
4.617%, (12 month LIBOR +
1.868%), 08/01/2037 (C)	579,067	607,725
5.000%, TBA (B)	2,300,000	2,414,255
Federal Home Loan
Mortgage Corp. (continued)
5.000%, 06/01/2023 to 10/01/2040	552,356	585,528
5.500%, 02/01/2023 to 01/01/2039	717,786	777,413
6.000%, 10/01/2036 to 10/01/2038	338,783	371,422
6.250%, 07/15/2032	450,000	592,768
6.500%, 01/01/2021 to 09/01/2038	85,446	94,802
6.750%, 09/15/2029	1,200,000	1,567,741
7.000%, 04/01/2029 to 10/01/2038	71,695	80,569
7.500%, 09/01/2030 to 03/01/2032	8,948	10,186
8.000%, 02/01/2030	1,201	1,370
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	1,862,528
2.500%, TBA (B)	4,000,000	3,859,107
2.500%, 05/01/2028	1,162,405	1,133,312
2.625%, 09/06/2024	1,000,000	974,458
3.000%, TBA (B)	11,400,000	10,908,934
3.000%, 01/01/2027 to 07/01/2046	14,609,423	14,159,836
3.143%, (12 month LIBOR +
1.327%), 01/01/2035 (C)	305,598	314,396
3.500%, TBA (B)	3,000,000	2,952,578
3.500%, 12/01/2025 to 07/01/2046	19,532,793	19,368,305
3.636%, (12 month LIBOR +
1.886%), 10/01/2037 (C)	87,726	92,336
3.870%, (6 month LIBOR + 1.413%),
07/01/2034 (C)	155,751	158,894
4.000%, 08/01/2020 to 04/01/2047	10,559,958	10,730,467
4.017%, (12 month LIBOR +
1.812%), 04/01/2037 (C)	271,139	280,591
4.023%, (12 month LIBOR +
1.605%), 09/01/2037 (C)	127,829	131,532
4.094%, (1 Year CMT + 2.185%),
05/01/2036 (C)	76,766	80,854
4.500%, 12/01/2020 to 06/01/2041	3,309,313	3,441,029
5.000%, 12/01/2018 to 07/01/2039	1,510,212	1,598,350
5.500%, 08/01/2021 to 11/01/2038	924,809	998,319
6.000%, 01/01/2021 to 08/01/2038	678,670	736,448
6.500%, 03/01/2022 to 12/01/2037	175,365	194,450
7.000%, 02/01/2031 to 10/01/2038	67,032	74,958
7.125%, 01/15/2030	209,000	281,683
7.250%, 05/15/2030	1,450,000	1,982,301
7.500%, 09/01/2030 to 08/01/2031	22,557	25,579
8.000%, 08/01/2030 to 09/01/2031	5,906	6,728
8.500%, 09/01/2030	943	1,096

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Financing Corp.
8.600%, 09/26/2019	$675,000	$712,867
Government National
Mortgage Association
3.000%, TBA (B)	5,000,000	4,847,130
3.000%, 08/15/2043 to 06/20/2047	7,519,303	7,304,785
3.500%, TBA (B)	2,800,000	2,780,306
3.500%, 04/15/2042 to 02/20/2047	15,663,636	15,627,925
4.000%, 11/15/2026 to 01/20/2048	9,141,223	9,332,123
4.500%, 05/15/2019 to 10/20/2040	1,501,328	1,569,044
5.000%, 10/15/2023 to 07/20/2040	1,415,545	1,502,383
5.500%, 08/15/2023 to 09/20/2039	495,491	535,024
6.000%, 07/15/2029 to 10/15/2038	322,583	354,201
6.500%, 05/15/2028 to 12/15/2038	225,664	252,817
7.000%, 08/15/2029 to 05/15/2032	39,539	44,287
7.500%, 09/15/2030 to 01/15/2031	7,825	8,883
8.000%, 04/15/2031	7,732	9,038
8.500%, 09/15/2030	5,171	6,057
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	715,221
		167,093,234
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $384,094,957)		$379,017,552

FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Brazil – 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,523,340
Canada – 0.3%
Province of British Columbia
6.500%, 01/15/2026	490,000	579,670
Province of Manitoba
9.625%, 12/01/2018	300,000	303,172
Province of Quebec
7.125%, 02/09/2024	150,000	176,047
7.500%, 07/15/2023	410,000	482,409
		1,541,298
Chile – 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	517,421
Colombia – 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	559,900
Israel – 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	534,232
5.500%, 09/18/2023	455,000	503,755
		1,037,987
Italy – 0.0%
Republic of Italy
6.875%, 09/27/2023	300,000	325,838
Mexico – 0.2%
Government of Mexico
6.050%, 01/11/2040	930,000	1,032,300
Panama – 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	462,134
Peru – 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	315,625
7.125%, 03/30/2019	120,000	123,000
		438,625
Philippines – 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,017,093
Poland – 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	113,025
South Africa – 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	753,882
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	329,024
6.250%, 09/26/2022	400,000	391,365
		720,389
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,340,073)		$10,043,232

CORPORATE BONDS – 25.8%
Communication services – 2.2%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	580,915
America Movil SAB de CV
3.125%, 07/16/2022	500,000	489,521
5.000%, 03/30/2020	61,000	62,474
AT&T, Inc.
3.000%, 02/15/2022	500,000	489,636
4.125%, 02/17/2026	575,000	567,884
4.300%, 12/15/2042	20,000	17,293
4.500%, 03/09/2048	500,000	435,575
4.750%, 05/15/2046	900,000	820,999
5.150%, 03/15/2042	50,000	48,195
6.375%, 03/01/2041	360,000	396,217
British Telecommunications PLC
9.625%, 12/15/2030	190,000	269,871
CBS Corp.
4.300%, 02/15/2021	150,000	152,397
Comcast Corp.
2.350%, 01/15/2027	455,000	400,101
3.375%, 02/15/2025	600,000	580,539
5.700%, 07/01/2019	310,000	316,392
6.500%, 11/15/2035	255,000	307,358
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	195,948
Discovery Communications LLC
5.625%, 08/15/2019	154,000	157,374
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	248,976
Historic TW, Inc.
7.570%, 02/01/2024	240,000	274,554
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	237,057
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	132,704
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	277,156
Telefonica Europe BV
8.250%, 09/15/2030	350,000	447,604
The Walt Disney Company
3.150%, 09/17/2025	500,000	486,734
Time Warner Cable LLC
4.125%, 02/15/2021	60,000	60,480
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	651,526

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc.
2.625%, 02/21/2020	$517,000	$513,991
4.272%, 01/15/2036	458,000	435,971
4.522%, 09/15/2048	760,000	723,167
4.600%, 04/01/2021	650,000	670,261
Viacom, Inc.
4.500%, 03/01/2021	120,000	122,114
Vodafone Group PLC
4.375%, 03/16/2021	110,000	112,496
Warner Media LLC
4.850%, 07/15/2045	500,000	465,641
7.625%, 04/15/2031	285,000	359,664
		12,508,785
Consumer discretionary – 1.5%
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	246,605
2.450%, 09/24/2020	470,000	464,544
AutoZone, Inc.
3.250%, 04/15/2025	1,000,000	943,082
Brinker International, Inc.
3.875%, 05/15/2023	250,000	235,625
eBay, Inc.
3.250%, 10/15/2020	250,000	249,030
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	262,582
3.336%, 03/18/2021	1,000,000	985,797
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	280,042
5.250%, 03/01/2026	650,000	665,133
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	243,996
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	160,906
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	452,517
McDonald’s Corp.
3.625%, 05/20/2021	250,000	252,488
5.000%, 02/01/2019	228,000	229,738
Newell Brands, Inc.
3.900%, 11/01/2025	250,000	231,798
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	309,116
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	391,509
3.350%, 09/15/2025	752,000	742,930
4.250%, 04/01/2046	390,000	397,777
5.875%, 12/16/2036	280,000	341,528
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	321,658
		8,408,401
Consumer staples – 1.4%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	482,251
9.250%, 08/06/2019	105,000	110,619
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	776,280
4.900%, 02/01/2046	500,000	501,070
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	478,786
Campbell Soup Company
4.500%, 02/15/2019	300,000	302,067
Conagra Brands, Inc.
9.750%, 03/01/2021	175,000	197,364
CVS Health Corp.
4.125%, 05/15/2021	60,000	60,957
CVS Pass-Through Trust
8.353%, 07/10/2031 (D)	77,332	93,431
Diageo Capital PLC
4.828%, 07/15/2020	95,000	97,801
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	249,375
General Mills, Inc.
5.650%, 02/15/2019	315,000	318,175
Kellogg Company
4.150%, 11/15/2019	30,000	30,382
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	451,612
3.950%, 07/15/2025	600,000	591,030
6.875%, 01/26/2039	40,000	46,680
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	470,798
4.000%, 03/05/2042	270,000	265,486
5.500%, 01/15/2040	280,000	330,620
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	249,845
4.125%, 05/17/2021	320,000	327,171
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	263,701
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (D)	250,000	237,925
The Coca-Cola Company
3.150%, 11/15/2020	560,000	561,611
Walgreen Company
5.250%, 01/15/2019	84,000	84,568
		7,579,605
Energy – 2.8%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	319,136
Apache Corp.
3.625%, 02/01/2021	250,000	249,781
Boardwalk Pipelines LP
4.950%, 12/15/2024	400,000	405,230
BP Capital Markets PLC
2.750%, 05/10/2023	250,000	241,695
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	341,903
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	40,940
Chevron Corp.
1.961%, 03/03/2020	850,000	839,034
4.950%, 03/03/2019	90,000	90,776
Devon Energy Corp.
5.000%, 06/15/2045	485,000	484,473
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	211,845
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	128,322
Enbridge, Inc.
3.700%, 07/15/2027	400,000	386,126
4.500%, 06/10/2044	400,000	387,630
Encana Corp.
6.500%, 08/15/2034	270,000	314,537
Energy Transfer Partners LP
6.125%, 12/15/2045	350,000	372,803
6.500%, 02/01/2042	50,000	54,842
Ensco PLC
4.700%, 03/15/2021 (A)	360,000	347,400

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
4.850%, 08/15/2042	$280,000	$285,001
6.875%, 03/01/2033	130,000	161,123
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	304,984
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	730,099
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	706,556
6.375%, 03/01/2041	60,000	68,269
6.500%, 09/01/2039	180,000	202,792
9.000%, 02/01/2019	60,000	61,170
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	395,820
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	185,002
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	488,565
Nexen Energy ULC
6.200%, 07/30/2019	120,000	122,784
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	38,313
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	305,252
ONEOK Partners LP
6.650%, 10/01/2036	268,000	313,418
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	346,677
5.375%, 01/27/2021	400,000	406,500
8.375%, 12/10/2018	90,000	90,788
Petro-Canada
5.950%, 05/15/2035	235,000	270,371
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	498,000
5.500%, 01/21/2021	320,000	330,211
6.625%, 06/15/2035	230,000	228,505
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,036,865
6.375%, 12/15/2038	90,000	116,129
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	255,651
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	166,027
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	402,490
5.250%, 03/15/2020	400,000	410,493
7.875%, 09/01/2021	190,000	210,995
Tosco Corp.
8.125%, 02/15/2030	383,000	506,393
Total Capital SA
4.125%, 01/28/2021	40,000	40,791
4.250%, 12/15/2021	60,000	61,685
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	457,472
Valero Energy Corp.
7.500%, 04/15/2032	270,000	343,658
		15,765,322
Financials – 8.1%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	172,638
American Express Company
2.650%, 12/02/2022	345,000	332,142
American International Group, Inc.
4.125%, 02/15/2024	550,000	552,330
6.250%, 05/01/2036	430,000	493,172
Bank of America Corp.
2.625%, 10/19/2020	400,000	395,151
3.300%, 01/11/2023	800,000	787,977
6.875%, 11/15/2018	120,000	120,637
4.450%, 03/03/2026	700,000	700,477
7.750%, 05/14/2038	480,000	647,218
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023	386,000	374,499
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028	1,312,000	1,230,629
Bank of America Corp. (3.970% to
3-5-28, then 3 month LIBOR +
1.070%) 03/05/2029	500,000	487,752
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048	500,000	496,199
Barclays PLC
4.375%, 01/12/2026	500,000	484,649
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	61,530
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	500,000	482,165
Branch Banking & Trust Company
2.850%, 04/01/2021	500,000	494,533
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	350,186
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,881,198
Citigroup, Inc.
2.350%, 08/02/2021	500,000	484,445
2.400%, 02/18/2020	1,500,000	1,485,330
4.450%, 09/29/2027	500,000	493,936
5.500%, 09/13/2025	400,000	425,939
Citigroup, Inc. (4.281% to 4-24-47, then
3 month LIBOR + 1.839%)
04/24/2048	500,000	477,328
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	512,173
Credit Suisse AG
3.000%, 10/29/2021	750,000	739,222
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	575,000	572,637
3.750%, 03/26/2025	250,000	241,023
Discover Financial Services
5.200%, 04/27/2022	120,000	124,194
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,739,430
2.875%, 09/15/2020	700,000	699,062
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	822,000	770,433
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	567,166
6.500%, 09/15/2037	660,000	779,997
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	989,011
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,071,739
7.000%, 06/15/2025	325,000	390,903
International Bank for Reconstruction & Development
2.125%, 11/01/2020	1,300,000	1,279,604

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
3.300%, 04/01/2026	$700,000	$670,841
3.375%, 05/01/2023	500,000	490,659
3.875%, 02/01/2024	1,300,000	1,309,179
4.350%, 08/15/2021	710,000	727,970
6.400%, 05/15/2038	125,000	155,720
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029	500,000	473,339
KeyCorp
5.100%, 03/24/2021	250,000	260,175
KFW
1.875%, 04/01/2019 (A)	1,000,000	996,892
Lincoln National Corp.
7.000%, 06/15/2040	150,000	187,995
MetLife, Inc.
4.600%, 05/13/2046	500,000	507,606
Moody’s Corp.
5.500%, 09/01/2020	60,000	62,379
Morgan Stanley
2.650%, 01/27/2020	300,000	298,069
2.800%, 06/16/2020	485,000	481,173
3.700%, 10/23/2024	950,000	935,072
4.100%, 05/22/2023	750,000	754,452
7.300%, 05/13/2019	110,000	112,930
Morgan Stanley (3.772% to 1-24-28,
then 3 month LIBOR + 1.140%)
01/24/2029	550,000	527,638
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	126,000	126,781
Northern Trust Corp.
3.450%, 11/04/2020	300,000	302,054
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	61,858
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	289,983
Raymond James Financial, Inc.
4.950%, 07/15/2046	600,000	608,765
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	51,871
State Street Corp.
3.100%, 05/15/2023	250,000	244,670
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	499,390
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	538,424
The Allstate Corp.
3.280%, 12/15/2026	500,000	481,236
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	443,323
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	393,575
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	587,599
3.500%, 01/23/2025	750,000	726,184
3.625%, 01/22/2023	500,000	498,018
3.750%, 02/25/2026	500,000	485,616
The Hartford Financial Services
Group, Inc.
5.950%, 10/15/2036	170,000	194,994
The PNC Financial Services Group, Inc.
6.700%, 06/10/2019	310,000	318,180
The Toronto-Dominion Bank
1.800%, 07/13/2021	500,000	480,702
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	289,539
5.900%, 06/02/2019	310,000	316,501
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	231,696
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	61,405
U.S. Bancorp
3.000%, 03/15/2022	600,000	593,254
Wells Fargo & Company
5.375%, 02/07/2035	1,500,000	1,674,845
Wells Fargo & Company, Series M
3.450%, 02/13/2023	750,000	736,537
Westpac Banking Corp.
2.000%, 08/19/2021	600,000	576,827
XLIT, Ltd.
5.750%, 10/01/2021	310,000	327,978
		45,482,548
Health care – 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	286,312
3.750%, 11/30/2026	500,000	498,423
AbbVie, Inc.
2.900%, 11/06/2022	500,000	485,650
3.200%, 05/14/2026	716,000	666,464
4.400%, 11/06/2042	260,000	240,362
Aetna, Inc.
3.500%, 11/15/2024	200,000	195,503
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	249,286
Allergan Funding SCS
3.800%, 03/15/2025	861,000	842,796
4.750%, 03/15/2045	321,000	311,613
Amgen, Inc.
4.400%, 05/01/2045	260,000	251,289
4.663%, 06/15/2051	159,000	156,509
5.700%, 02/01/2019	450,000	454,741
Anthem, Inc.
4.101%, 03/01/2028	350,000	344,558
4.650%, 08/15/2044	150,000	147,375
Bayer US Finance II LLC
2.850%, 04/15/2025 (D)	300,000	272,601
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	298,978
Celgene Corp.
3.875%, 08/15/2025	600,000	590,785
Cigna Corp.
4.000%, 02/15/2022	280,000	282,130
CVS Health Corp.
3.875%, 07/20/2025	650,000	640,164
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	369,555
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	589,328
4.500%, 04/01/2021	330,000	339,540
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	269,586
Humana, Inc.
3.850%, 10/01/2024	350,000	347,845
Johnson & Johnson
5.850%, 07/15/2038	285,000	356,684
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	285,789
Life Technologies Corp.
5.000%, 01/15/2021	310,000	317,326

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Merck & Company, Inc.
2.750%, 02/10/2025	$850,000	$817,228
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	80,688
Pfizer, Inc.
2.750%, 06/03/2026	713,000	671,814
4.400%, 05/15/2044	264,000	271,024
Pharmacia LLC
6.500%, 12/01/2018	335,000	337,213
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	485,195
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	356,429
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	50,701
5.800%, 03/15/2036	300,000	356,960
		13,518,444
Industrials – 1.7%
3M Company
3.000%, 08/07/2025	330,000	321,570
Baker Hughes, a GE Company, LLC
3.337%, 12/15/2027	500,000	469,829
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	50,996
4.700%, 10/01/2019	250,000	254,486
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	308,530
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	496,874
CSX Corp.
3.350%, 11/01/2025	420,000	406,944
3.700%, 10/30/2020	270,000	272,674
Emerson Electric Company
2.625%, 12/01/2021	250,000	246,947
4.875%, 10/15/2019	250,000	255,128
FedEx Corp.
3.875%, 08/01/2042	420,000	372,102
8.000%, 01/15/2019	50,000	50,730
General Electric Company
4.500%, 03/11/2044	500,000	470,905
6.750%, 03/15/2032	66,000	79,764
6.875%, 01/10/2039	168,000	209,572
Ingersoll-Rand Global Holding
Company, Ltd.
4.300%, 02/21/2048	600,000	572,939
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	541,603
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	252,201
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	150,749
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	485,047
Ryder System, Inc.
2.450%, 11/15/2018	250,000	249,977
Snap-on, Inc.
6.125%, 09/01/2021	310,000	333,608
The Boeing Company
1.650%, 10/30/2020	438,000	425,859
2.600%, 10/30/2025	438,000	409,415
8.750%, 09/15/2031	90,000	128,963
Union Pacific Corp.
3.250%, 08/15/2025	500,000	484,831
3.799%, 10/01/2051	313,000	277,612
4.000%, 02/01/2021	280,000	284,343
4.050%, 11/15/2045	500,000	473,868
United Technologies Corp.
6.125%, 07/15/2038	225,000	266,222
		9,604,288
Information technology – 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	325,025
Apple, Inc.
2.400%, 05/03/2023	800,000	768,934
2.450%, 08/04/2026	1,060,000	976,978
3.250%, 02/23/2026	500,000	488,475
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	465,292
3.900%, 10/01/2025	470,000	471,762
5.100%, 10/01/2035	470,000	515,282
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	745,815
Baidu, Inc.
3.000%, 06/30/2020 (A)	250,000	247,793
4.125%, 06/30/2025 (A)	250,000	246,472
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	99,428
Fiserv, Inc.
2.700%, 06/01/2020	250,000	247,791
HP, Inc.
3.750%, 12/01/2020	49,000	49,428
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,101,371
4.000%, 06/20/2042	210,000	203,697
5.600%, 11/30/2039	21,000	25,031
Intel Corp.
2.700%, 12/15/2022	690,000	674,924
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	303,450
Microsoft Corp.
2.000%, 11/03/2020	438,000	430,204
3.125%, 11/03/2025	438,000	428,565
3.750%, 05/01/2043	500,000	483,379
4.250%, 02/06/2047	600,000	628,890
4.450%, 11/03/2045	438,000	468,285
Oracle Corp.
2.400%, 09/15/2023	435,000	415,153
2.650%, 07/15/2026	310,000	287,519
2.950%, 05/15/2025	550,000	527,286
4.125%, 05/15/2045	500,000	483,952
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	485,890
Visa, Inc.
2.200%, 12/14/2020	463,000	454,968
3.150%, 12/14/2025	463,000	448,749
4.300%, 12/14/2045	463,000	479,632
Xerox Corp.
6.750%, 12/15/2039	60,000	59,828
		14,039,248
Materials – 0.9%
Agrium, Inc.
6.750%, 01/15/2019	350,000	354,219
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	181,805
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	483,710
International Paper Company
5.000%, 09/15/2035	500,000	507,831

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Newmont Mining Corp.
4.875%, 03/15/2042	$270,000	$262,467
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	160,361
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	303,253
Praxair, Inc.
2.450%, 02/15/2022	240,000	233,442
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	119,831
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	285,446
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	487,676
5.200%, 11/02/2040	250,000	279,445
Teck Resources, Ltd.
4.500%, 01/15/2021	17,000	17,170
6.250%, 07/15/2041	270,000	283,500
The Dow Chemical Company
4.375%, 11/15/2042	590,000	558,893
9.400%, 05/15/2039	130,000	197,773
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	410,025
		5,126,847
Real estate – 0.6%
American Tower Corp.
5.000%, 02/15/2024	500,000	522,876
Boston Properties LP
4.125%, 05/15/2021	300,000	305,065
Crown Castle International Corp.
3.700%, 06/15/2026	400,000	382,067
Essex Portfolio LP
5.200%, 03/15/2021	60,000	61,911
HCP, Inc.
3.875%, 08/15/2024	400,000	391,038
Simon Property Group LP
3.375%, 06/15/2027 (A)	500,000	478,839
3.500%, 09/01/2025	441,500	431,248
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	484,835
Welltower, Inc.
4.950%, 01/15/2021	320,000	328,174
Weyerhaeuser Company
4.700%, 03/15/2021	150,000	153,684
		3,539,737
Utilities – 1.7%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	499,515
6.125%, 04/01/2036	436,000	527,216
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	250,385
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	297,199
Dominion Energy, Inc.
3.900%, 10/01/2025	242,000	237,975
5.200%, 08/15/2019	110,000	112,100
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	245,511
7.000%, 11/15/2018	290,000	291,540
Duke Energy Corp.
3.750%, 04/15/2024	500,000	500,500
4.800%, 12/15/2045	500,000	514,445
Entergy Corp.
5.125%, 09/15/2020	310,000	318,142
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	50,671
Exelon Corp.
3.400%, 04/15/2026	542,000	518,377
5.150%, 12/01/2020	310,000	318,996
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	173,988
Florida Power & Light Company
5.650%, 02/01/2037	290,000	337,639
Georgia Power Company
5.950%, 02/01/2039	335,000	377,584
Hydro-Quebec
8.400%, 01/15/2022	250,000	286,077
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	222,940
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	263,861
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	60,056
6.050%, 03/01/2034	454,000	511,034
PacifiCorp
6.000%, 01/15/2039	335,000	414,335
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	306,864
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	245,523
PPL WEM, Ltd.
5.375%, 05/01/2021 (D)	60,000	62,152
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	310,872
7.050%, 03/15/2019	50,000	50,957
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	239,419
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	242,389
Southern California Edison Company
5.350%, 07/15/2035	130,000	142,742
The Southern Company
3.250%, 07/01/2026	572,000	533,243
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	49,858
8.875%, 11/15/2038	190,000	294,798
		9,808,903
TOTAL CORPORATE BONDS (Cost $146,243,069)		$145,382,128

MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	72,466
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	184,314
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	74,542
Metropolitan Washington Airports
Authority Dulles Toll Road
7.462%, 10/01/2046	40,000	56,996
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	124,028
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	394,832
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	345,351

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
North Carolina Turnpike Authority
6.700%, 01/01/2039	$35,000	$35,373
6.700%, 01/01/2039	25,000	25,246
State of California
7.300%, 10/01/2039	400,000	558,484
7.500%, 04/01/2034	80,000	110,618
State of Illinois, GO
5.100%, 06/01/2033	115,000	110,371
7.350%, 07/01/2035	280,000	308,356
State of Texas
5.517%, 04/01/2039	260,000	318,614
State of Utah
3.539%, 07/01/2025	390,000	391,279
4.554%, 07/01/2024	260,000	270,852
State of Washington
5.481%, 08/01/2039	260,000	310,287
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	348,744
University of California
5.770%, 05/15/2043	320,000	387,702
TOTAL MUNICIPAL BONDS (Cost $3,855,362)		$4,428,455

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.8%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust
Series 2015-UBS7, Class A4
3.705%, 09/15/2048	145,000	144,933
BANK
Series 2017-BNK6, Class A4
3.254%, 07/15/2060	2,000,000	1,915,857
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	495,304	485,504
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	174,580
Series 2014-CR14, Class A3,
3.955%, 02/10/2047	1,000,000	1,022,110
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	700,000	696,888
GS Mortgage Securities Trust
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,000,000	2,889,748
Series 2017-GS5, Class A3,
3.409%, 03/10/2050	3,000,000	2,929,848
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.133%, 08/15/2046 (E)	400,000	410,843
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4
4.166%, 12/15/2046	500,000	514,347
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	234,911
Morgan Stanley Capital I Trust
Series 2011-C1, Class A4
5.033%, 09/15/2047 (D)(E)	186,766	192,185
		11,611,754
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series K005, Class A2,
4.317%, 11/25/2019	700,000	707,000
Series K013, Class A2,
3.974%, 01/25/2021 (E)	700,000	711,848
Series K041, Class A2,
3.171%, 10/25/2024	700,000	694,836
Series K047, Class A2,
3.329%, 05/25/2025 (E)	700,000	698,760
Series K050, Class A2,
3.334%, 08/25/2025 (E)	700,000	698,072
Series K712, Class A2,
1.869%, 11/25/2019	604,598	598,469
		4,108,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,643,492)		$15,720,739

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
2.1505% (F)(G)	293,785	2,939,204
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,939,576)		$2,939,204

SHORT-TERM INVESTMENTS – 7.8%
Money market funds – 7.8%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.9720% (F)	44,126,528	44,126,528
TOTAL SHORT-TERM INVESTMENTS (Cost $44,126,528)		$44,126,528
Total Investments (Total Bond Market Trust)
(Cost $608,243,057) – 106.8%		$601,657,838
Other assets and liabilities, net – (6.8%)		(38,526,817)
TOTAL NET ASSETS – 100.0%		$563,131,021

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $2,883,630.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.8%
Communication services – 9.3%
Diversified telecommunication services – 1.5%
AT&T, Inc.	174,471	$5,858,736
ATN International, Inc.	448	33,098
Bandwidth, Inc., Class A (A)	412	22,071
CenturyLink, Inc.	26,382	559,298
Cincinnati Bell, Inc. (A)	1,374	21,915
Cogent Communications Holdings, Inc.	1,087	60,655
Consolidated Communications
Holdings, Inc. (B)	1,962	25,584
Frontier Communications Corp. (B)	2,191	14,220
Globalstar, Inc. (A)	33,131	16,831
IDT Corp., Class B (A)	667	3,562
Iridium Communications, Inc. (A)	2,692	60,570
Ooma, Inc. (A)	105	1,743
ORBCOMM, Inc. (A)	2,046	22,220
Verizon Communications, Inc.	98,821	5,276,053
Vonage Holdings Corp. (A)	5,496	77,823
Windstream Holdings, Inc. (A)(B)	1,087	5,326
Zayo Group Holdings, Inc. (A)	6,075	210,924
		12,270,629
Entertainment – 1.8%
Activision Blizzard, Inc.	18,743	1,559,230
AMC Entertainment Holdings, Inc.,
Class A	3,117	63,899
Cinemark Holdings, Inc.	2,805	112,761
Electronic Arts, Inc. (A)	7,575	912,712
Global Eagle Entertainment, Inc. (A)	2,583	7,284
Glu Mobile, Inc. (A)	3,676	27,386
Liberty Media Corp.-Liberty Braves,
Class A (A)	1,032	28,153
Liberty Media Corp.-Liberty Formula
One, Series A (A)	6,001	213,516
Lions Gate Entertainment Corp., Class B	5,304	123,583
Live Nation Entertainment, Inc. (A)	5,116	278,669
Netflix, Inc. (A)	10,529	3,939,215
Pandora Media, Inc. (A)	6,651	63,251
Reading International, Inc., Class A (A)	725	11,455
Rosetta Stone, Inc. (A)	782	15,554
Take-Two Interactive Software, Inc. (A)	2,842	392,168
The Madison Square Garden Company,
Class A (A)	585	184,462
The Marcus Corp.	791	33,262
The Walt Disney Company	35,552	4,157,451
Twenty-First Century Fox, Inc., Class A	44,745	2,073,036
Viacom, Inc., Class B	9,587	323,657
World Wrestling Entertainment, Inc.,
Class A	1,889	182,723
Zynga, Inc., Class A (A)	21,673	86,909
		14,790,336
Interactive media and services – 4.3%
Actua Corp. (A)(C)	909	740
Alphabet, Inc., Class C (A)	16,700	19,930,949
ANGI Homeservices, Inc.,
Class A (A)(B)	11,863	278,543
Care.com, Inc. (A)	813	17,975
CarGurus, Inc. (A)	2,747	152,980
Cars.com, Inc. (A)	1,689	46,633
DHI Group, Inc. (A)	3,230	6,783
Facebook, Inc., Class A (A)	69,692	11,461,546
InterActiveCorp (A)	2,011	435,824
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	2,003	29,745
Match Group, Inc. (A)(B)	6,691	387,476
QuinStreet, Inc. (A)	1,259	17,085
Rhythmone PLC (A)	96	278
Snap, Inc., Class A (A)(B)	21,983	186,416
The Meet Group, Inc. (A)	2,247	11,123
TripAdvisor, Inc. (A)	3,026	154,538
TrueCar, Inc. (A)	2,691	37,943
Twitter, Inc. (A)	18,561	528,246
XO Group, Inc. (A)	703	24,239
Yelp, Inc. (A)	2,060	101,352
Zillow Group, Inc., Class C (A)	4,748	210,099
		34,020,513
Media – 1.4%
Altice USA, Inc., Class A	18,311	332,162
AMC Networks, Inc., Class A (A)	1,467	97,321
Beasley Broadcast Group, Inc., Class A	797	5,499
Cable One, Inc.	145	128,123
CBS Corp., Class B	9,321	535,491
Charter Communications, Inc.,
Class A (A)	5,814	1,894,666
Clear Channel Outdoor Holdings, Inc.,
Class A	9,421	56,055
Comcast Corp., Class A	110,955	3,928,917
comScore, Inc. (A)	1,582	28,840
Discovery, Inc., Series A (A)(B)	9,096	291,072
Discovery, Inc., Series C (A)	326	9,643
DISH Network Corp., Class A (A)	11,492	410,954
Emerald Expositions Events, Inc.	1,991	32,812
Entercom Communications Corp.,
Class A (B)	1,117	8,824
Entravision Communications Corp.,
Class A	2,537	12,431
Gannett Company, Inc.	3,172	31,752
GCI Liberty, Inc., Class A (A)	2,709	138,159
Gray Television, Inc. (A)	1,979	34,633
Hemisphere Media Group, Inc. (A)	1,208	16,852
John Wiley & Sons, Inc., Class A	1,378	83,507
Lee Enterprises, Inc. (A)	44	117
Liberty Broadband Corp., Series A (A)	4,486	378,304
Liberty Media Corp.-Liberty SiriusXM,
Series A (A)	8,212	356,729
Loral Space & Communications, Inc. (A)	594	26,968
Marchex, Inc., Class B	198	550
Media General, Inc. (A)(C)	3,256	313
Meredith Corp. (B)	1,079	55,083
MSG Networks, Inc., Class A (A)	1,826	47,111
National CineMedia, Inc.	1,815	19,221
New Media Investment Group, Inc.	1,502	23,566
News Corp., Class A	14,560	192,046
Nexstar Media Group, Inc., Class A	1,172	95,401
Omnicom Group, Inc.	5,525	375,811
Saga Communications, Inc., Class A	170	6,146
Salem Media Group, Inc.	1,184	4,026
Scholastic Corp.	809	37,772
Sinclair Broadcast Group, Inc., Class A	2,606	73,880
Sirius XM Holdings, Inc. (B)	110,219	696,584
TechTarget, Inc. (A)	758	14,720
TEGNA, Inc.	5,315	63,567
The EW Scripps Company, Class A	2,273	37,505
The Interpublic Group of
Companies, Inc.	9,565	218,752
The New York Times Company, Class A	4,013	92,901
Townsquare Media Inc., Class A	744	5,826
WideOpenWest, Inc. (A)	2,475	27,745
		10,928,357

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	$38,006
Gogo, Inc. (A)(B)	2,408	12,498
Shenandoah
Telecommunications Company	1,344	52,080
Spok Holdings, Inc.	544	8,378
Sprint Corp. (A)(B)	99,009	647,519
Telephone & Data Systems, Inc.	2,724	82,891
T-Mobile US, Inc. (A)	20,345	1,427,812
United States Cellular Corp. (A)	2,124	95,113
		2,364,297
		74,374,132
Consumer discretionary – 10.5%
Auto components – 0.2%
Adient PLC	2,330	91,592
ADOMANI, Inc. (A)	1,883	1,056
American Axle & Manufacturing
Holdings, Inc. (A)	2,564	44,716
Autoliv, Inc. (B)	2,058	178,387
BorgWarner, Inc.	5,160	220,745
Cooper Tire & Rubber Company	1,198	33,903
Dana, Inc.	3,682	68,743
Dorman Products, Inc. (A)	834	64,151
Fox Factory Holding Corp. (A)	1,019	71,381
Gentex Corp.	6,779	145,477
Gentherm, Inc. (A)	1,021	46,404
Horizon Global Corp. (A)	693	4,941
LCI Industries	621	51,419
Lear Corp.	1,549	224,605
Modine Manufacturing Company (A)	1,377	20,517
Motorcar Parts of America, Inc. (A)	518	12,147
Shiloh Industries, Inc. (A)	768	8,448
Standard Motor Products, Inc.	472	23,232
Stoneridge, Inc. (A)	780	23,182
Strattec Security Corp.	18	642
Superior Industries International, Inc.	698	11,901
Tenneco, Inc.	1,320	55,625
The Goodyear Tire & Rubber Company	5,820	136,130
Tower International, Inc.	572	17,303
Veoneer, Inc. (A)(B)	2,142	117,960
Visteon Corp. (A)	782	72,648
VOXX International Corp. (A)	1,157	6,016
		1,753,271
Automobiles – 0.4%
Ford Motor Company	96,522	892,829
General Motors Company	33,957	1,143,332
Harley-Davidson, Inc.	4,168	188,810
Tesla, Inc. (A)(B)	4,150	1,098,796
Thor Industries, Inc.	1,301	108,894
Winnebago Industries, Inc.	850	28,178
		3,460,839
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,276	43,333
Funko, Inc., Class A (A)	1,206	28,570
Genuine Parts Company	3,484	346,310
LKQ Corp. (A)	7,636	241,832
Pool Corp.	1,008	168,215
Weyco Group, Inc.	306	10,765
		839,025
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,497	72,155
American Public Education, Inc. (A)	452	14,939
Ascent Capital Group, Inc., Class A (A)	601	1,064
Bridgepoint Education, Inc. (A)	803	8,158
Bright Horizons Family
Solutions, Inc. (A)	1,391	163,915
Career Education Corp. (A)	1,900	28,367
Carriage Services, Inc.	454	9,784
Chegg, Inc. (A)	2,880	81,878
Collectors Universe, Inc.	319	4,721
Graham Holdings Company, Class B	128	74,150
Grand Canyon Education, Inc. (A)	1,227	138,406
H&R Block, Inc.	5,136	132,252
Houghton Mifflin Harcourt Company (A)	3,437	24,059
ITT Educational Services, Inc. (A)	608	0
K12, Inc. (A)	1,107	19,594
Laureate Education, Inc., Class A (A)	4,617	71,286
Regis Corp. (A)	1,290	26,355
Service Corp. International	4,490	198,458
ServiceMaster Global Holdings, Inc. (A)	3,332	206,684
Sotheby’s (A)	1,279	62,914
StoneMor Partners LP (A)	1,314	6,741
Strategic Education, Inc.	503	68,926
Weight Watchers International, Inc. (A)	1,634	117,632
		1,532,438
Hotels, restaurants and leisure – 2.0%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,940	255,539
Biglari Holdings, Inc., Class A (A)	5	4,610
Biglari Holdings, Inc., Class B (A)	58	10,518
BJ’s Restaurants, Inc.	458	33,068
Bloomin’ Brands, Inc.	2,203	43,597
Bluegreen Vacations Corp.	1,967	35,190
Bojangles’, Inc. (A)	1,044	16,391
Boyd Gaming Corp.	2,876	97,353
Brinker International, Inc. (B)	1,146	53,553
Caesars Entertainment Corp. (A)	17,371	178,053
Carnival Corp.	12,635	805,734
Carrols Restaurant Group, Inc. (A)	1,021	14,907
Cedar Fair LP (B)	1,361	70,881
Century Casinos, Inc. (A)	941	7,020
Chipotle Mexican Grill, Inc. (A)	690	313,619
Choice Hotels International, Inc.	1,456	121,285
Churchill Downs, Inc.	345	95,807
Chuy’s Holdings, Inc. (A)	463	12,154
Cracker Barrel Old Country
Store, Inc. (B)	560	82,393
Darden Restaurants, Inc.	3,061	340,353
Dave & Buster’s Entertainment, Inc.	952	63,041
Del Frisco’s Restaurant Group, Inc. (A)	625	5,188
Denny’s Corp. (A)	1,378	20,284
Dine Brands Global, Inc.	499	40,574
Domino’s Pizza, Inc.	1,075	316,910
Drive Shack, Inc. (A)	2,101	12,522
Dunkin’ Brands Group, Inc.	2,087	153,854
El Pollo Loco Holdings, Inc. (A)	1,113	13,968
Empire Resorts, Inc. (A)	878	8,165
Extended Stay America, Inc.	4,854	98,196
Fiesta Restaurant Group, Inc. (A)	753	20,143
Golden Entertainment, Inc. (A)	617	14,814
Hilton Grand Vacations, Inc. (A)	2,518	83,346
Hilton Worldwide Holdings, Inc.	7,416	599,064
Hyatt Hotels Corp., Class A	2,877	228,980
Inspired Entertainment, Inc. (A)	637	3,886
International Speedway Corp., Class A	1,065	46,647
J Alexander’s Holdings, Inc. (A)	735	8,747
Jack in the Box, Inc.	716	60,022
Las Vegas Sands Corp.	18,974	1,125,727
Marriott International, Inc., Class A	8,644	1,141,267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	1,196	$133,653
McDonald’s Corp.	18,802	3,145,387
MGM Resorts International	14,009	390,991
Monarch Casino & Resort, Inc. (A)	484	21,998
Nathan’s Famous, Inc.	120	9,888
Noodles & Company (A)	483	5,844
Norwegian Cruise Line
Holdings, Ltd. (A)	5,469	314,085
Papa John’s International, Inc. (B)	860	44,101
Penn National Gaming, Inc. (A)	2,283	75,156
Pinnacle Entertainment, Inc. (A)	1,616	54,443
Planet Fitness, Inc., Class A (A)	2,442	131,941
Potbelly Corp. (A)	696	8,561
RCI Hospitality Holdings, Inc.	282	8,350
Red Lion Hotels Corp. (A)	891	11,138
Red Robin Gourmet Burgers, Inc. (A)	348	13,972
Red Rock Resorts, Inc., Class A	2,945	78,484
Restaurant Brands International LP	82	4,689
Royal Caribbean Cruises, Ltd.	5,097	662,304
Ruth’s Hospitality Group, Inc.	825	26,029
Scientific Games Corp. (A)	2,295	58,293
SeaWorld Entertainment, Inc. (A)	2,060	64,746
Shake Shack, Inc., Class A (A)	1,005	63,325
Six Flags Entertainment Corp.	2,125	148,368
Sonic Corp.	1,152	49,928
Speedway Motorsports, Inc.	1,148	20,492
Starbucks Corp.	33,155	1,884,530
Texas Roadhouse, Inc.	1,791	124,098
The Cheesecake Factory, Inc. (B)	1,116	59,751
The Habit Restaurants, Inc.,
Class A (A)(B)	714	11,388
The Wendy’s Company	5,750	98,555
Town Sports International
Holdings, Inc. (A)	1,108	9,584
Vail Resorts, Inc.	987	270,853
Wingstop, Inc.	647	44,171
Wyndham Destinations, Inc.	2,455	106,449
Wyndham Hotels & Resorts, Inc.	2,455	136,424
Wynn Resorts, Ltd.	2,625	333,533
Yum! Brands, Inc.	7,920	720,007
Zoe’s Kitchen, Inc. (A)	652	8,293
		16,011,201
Household durables – 0.4%
AV Homes, Inc. (A)	640	12,800
Bassett Furniture Industries, Inc.	298	6,333
Beazer Homes USA, Inc. (A)	924	9,702
Cavco Industries, Inc. (A)	196	49,588
Century Communities, Inc. (A)	749	19,661
CSS Industries, Inc.	262	3,728
D.R. Horton, Inc.	9,220	388,900
Ethan Allen Interiors, Inc.	740	15,355
Flexsteel Industries, Inc.	230	6,840
GoPro, Inc., Class A (A)(B)	3,979	28,649
Green Brick Partners, Inc. (A)	1,360	13,736
Hamilton Beach Brands Holding
Company, Class A	354	7,767
Hamilton Beach Brands Holding
Company, Class B	241	5,288
Helen of Troy, Ltd. (A)	668	87,441
Hooker Furniture Corp.	321	10,850
Hovnanian Enterprises, Inc., Class A (A)	4,195	6,712
Installed Building Products, Inc. (A)	869	33,891
iRobot Corp. (A)(B)	754	82,880
KB Home	2,322	55,519
La-Z-Boy, Inc.	1,067	33,717
Leggett & Platt, Inc.	3,287	143,938
Lennar Corp., A Shares	5,860	273,603
Lennar Corp., B Shares	177	6,815
Libbey, Inc.	811	7,096
Lifetime Brands, Inc.	408	4,447
M/I Homes, Inc. (A)	682	16,320
MDC Holdings, Inc.	1,276	37,744
Meritage Homes Corp. (A)	941	37,546
Mohawk Industries, Inc. (A)	1,819	318,962
Newell Brands, Inc.	11,930	242,179
NVR, Inc. (A)	88	217,430
PulteGroup, Inc.	7,144	176,957
Roku, Inc. (A)	2,508	183,159
Skyline Champion Corp.	372	10,628
Taylor Morrison Home Corp.,
Class A (A)	2,943	53,092
Tempur Sealy International, Inc. (A)(B)	1,354	71,627
The New Home Company, Inc. (A)	680	5,481
Toll Brothers, Inc.	3,776	124,721
TopBuild Corp. (A)	858	48,752
TRI Pointe Group, Inc. (A)	3,712	46,029
Tupperware Brands Corp.	1,242	41,545
Universal Electronics, Inc. (A)	411	16,173
Whirlpool Corp.	1,712	203,300
William Lyon Homes, Class A (A)	866	13,761
ZAGG, Inc. (A)	759	11,195
		3,191,857
Internet and direct marketing retail – 3.6%
1-800-Flowers.com, Inc., Class A (A)	1,804	21,287
Amazon.com, Inc. (A)	11,688	23,411,064
Blue Apron Holdings, Inc.,
Class A (A)(B)	5,231	8,997
Booking Holdings, Inc. (A)	1,160	2,301,440
Duluth Holdings, Inc., Class B (A)	791	24,885
eBay, Inc. (A)	23,818	786,470
Etsy, Inc. (A)	2,997	153,986
Expedia Group, Inc.	3,753	489,691
Gaia, Inc. (A)	625	9,625
Groupon, Inc. (A)	13,736	51,785
GrubHub, Inc. (A)	2,159	299,281
Lands’ End, Inc. (A)	910	15,971
Leaf Group, Ltd. (A)	817	8,170
Liberty Expedia Holdings, Inc.,
Series A (A)	1,329	62,516
Liquidity Services, Inc. (A)	1,292	8,204
Nutrisystem, Inc.	811	30,048
Overstock.com, Inc. (A)(B)	682	18,891
PetMed Express, Inc. (B)	556	18,354
Quotient Technology, Inc. (A)	2,524	39,122
Qurate Retail, Inc. (A)	11,254	249,951
Remark Holdings, Inc. (A)	795	2,536
Shutterfly, Inc. (A)	806	53,107
Shutterstock, Inc.	951	51,906
Stamps.com, Inc. (A)	429	97,040
Stitch Fix, Inc., Class A (A)	2,477	108,418
Wayfair, Inc., Class A (A)	2,161	319,115
		28,641,860
Leisure products – 0.2%
Acushnet Holdings Corp.	1,758	48,222
American Outdoor Brands Corp. (A)	1,471	22,845
Brunswick Corp.	2,137	143,222
Callaway Golf Company	2,559	62,158
Clarus Corp.	1,048	11,580
Escalade, Inc.	562	7,222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Hasbro, Inc.	3,048	$320,406
Johnson Outdoors, Inc., Class A	271	25,200
Malibu Boats, Inc., Class A (A)	547	29,932
Marine Products Corp.	951	21,768
Mattel, Inc. (A)	8,453	132,712
MCBC Holdings, Inc. (A)	506	18,155
Nautilus, Inc. (A)	835	11,648
Polaris Industries, Inc.	1,566	158,088
Sturm Ruger & Company, Inc.	478	33,006
Vista Outdoor, Inc. (A)	1,584	28,338
		1,074,502
Multiline retail – 0.4%
Big Lots, Inc.	1,051	43,921
Dillard’s, Inc., Class A (B)	669	51,071
Dollar General Corp.	6,356	694,711
Dollar Tree, Inc. (A)	5,770	470,544
Fred’s, Inc., Class A (A)	1,436	2,929
J.C. Penney Company, Inc. (A)(B)	8,635	14,334
Kohl’s Corp.	4,176	311,321
Macy’s, Inc.	7,399	256,967
Nordstrom, Inc.	4,178	249,886
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,527	146,745
Sears Holdings Corp. (A)(B)	3,034	2,936
Target Corp.	12,879	1,136,057
		3,381,422
Specialty retail – 2.2%
Aaron’s, Inc.	1,720	93,671
Abercrombie & Fitch Company, Class A	1,851	39,093
Advance Auto Parts, Inc.	1,800	302,994
American Eagle Outfitters, Inc.	4,414	109,600
America’s Car-Mart, Inc. (A)	206	16,109
Asbury Automotive Group, Inc. (A)	460	31,625
Ascena Retail Group, Inc. (A)	5,700	26,049
At Home Group, Inc. (A)	1,458	45,971
AutoNation, Inc. (A)	2,224	92,407
AutoZone, Inc. (A)	639	495,672
Barnes & Noble Education, Inc. (A)	1,290	7,430
Barnes & Noble, Inc.	1,984	11,507
Bed Bath & Beyond, Inc.	3,609	54,135
Best Buy Company, Inc.	6,786	538,537
Big 5 Sporting Goods Corp.	98	500
Boot Barn Holdings, Inc. (A)	444	12,614
Burlington Stores, Inc. (A)	1,679	273,543
Caleres, Inc.	1,169	41,920
Camping World Holdings, Inc.,
Class A (B)	2,166	46,179
CarMax, Inc. (A)	4,346	324,516
Carvana Company (A)	3,206	189,443
Chico’s FAS, Inc.	3,502	30,362
Citi Trends, Inc.	385	11,076
Conn’s, Inc. (A)	845	29,871
Dick’s Sporting Goods, Inc.	2,719	96,470
DSW, Inc., Class A	1,858	62,949
Express, Inc. (A)	2,151	23,790
Five Below, Inc. (A)	1,385	180,133
Floor & Decor Holdings, Inc.,
Class A (A)	2,420	73,011
Foot Locker, Inc.	3,065	156,254
Francesca’s Holdings Corp. (A)	1,127	4,181
GameStop Corp., Class A	2,745	41,916
Genesco, Inc. (A)	539	25,387
GNC Holdings, Inc., Class A (A)(B)	1,935	8,011
Group 1 Automotive, Inc.	565	36,669
Guess?, Inc.	1,939	43,821
Haverty Furniture Companies, Inc.	576	12,730
Hibbett Sports, Inc. (A)	587	11,036
Hudson, Ltd., Class A (A)	653	14,732
J. Jill, Inc. (A)	590	3,646
Kirkland’s, Inc. (A)	654	6,599
L Brands, Inc.	6,965	211,040
Lithia Motors, Inc., Class A	615	50,221
Lowe’s Companies, Inc.	19,745	2,267,121
Lumber Liquidators Holdings, Inc. (A)	773	11,974
MarineMax, Inc. (A)	639	13,579
Monro, Inc.	769	53,522
Murphy USA, Inc. (A)	883	75,461
National Vision Holdings, Inc. (A)	1,884	85,044
New York & Company, Inc. (A)	1,113	4,296
Office Depot, Inc.	14,200	45,582
O’Reilly Automotive, Inc. (A)	1,972	684,915
Party City Holdco, Inc. (A)	2,586	35,040
Penske Automotive Group, Inc.	2,035	96,439
Pier 1 Imports, Inc.	2,309	3,464
Rent-A-Center, Inc. (A)	1,478	21,254
RH (A)(B)	575	75,331
Ross Stores, Inc.	9,185	910,234
Sally Beauty Holdings, Inc. (A)(B)	3,183	58,535
Shoe Carnival, Inc.	473	18,211
Signet Jewelers, Ltd.	1,510	99,554
Sleep Number Corp. (A)	869	31,962
Sonic Automotive, Inc., Class A	1,195	23,123
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	611	3,574
Tailored Brands, Inc.	1,359	34,233
The Buckle, Inc.	1,349	31,094
The Cato Corp., Class A	707	14,861
The Children’s Place, Inc.	418	53,420
The Container Store Group, Inc. (A)	1,896	21,046
The Gap, Inc.	9,679	279,239
The Home Depot, Inc.	27,661	5,729,976
The Michaels Companies, Inc. (A)	4,641	75,323
The TJX Companies, Inc.	15,021	1,682,652
Tiffany & Company	3,063	395,035
Tile Shop Holdings, Inc.	1,453	10,389
Tilly’s, Inc., Class A	745	14,118
Tractor Supply Company	2,981	270,913
TravelCenters of America LLC (A)	1,582	9,017
Ulta Beauty, Inc. (A)	1,437	405,406
Urban Outfitters, Inc. (A)	2,638	107,894
Williams-Sonoma, Inc. (B)	2,030	133,412
Winmark Corp.	120	19,920
Zumiez, Inc. (A)	690	18,182
		17,811,765
Textiles, apparel and luxury goods – 0.8%
Canada Goose Holdings, Inc. (A)	987	63,701
Carter’s, Inc.	1,161	114,475
Columbia Sportswear Company	1,711	159,243
Crocs, Inc. (A)	1,998	42,537
Culp, Inc.	350	8,470
Deckers Outdoor Corp. (A)	790	93,678
Delta Apparel, Inc. (A)	6	107
Fossil Group, Inc. (A)	1,362	31,707
G-III Apparel Group, Ltd. (A)	1,333	64,237
Hanesbrands, Inc. (B)	8,771	161,650
Iconix Brand Group, Inc. (A)	1,681	521
Movado Group, Inc.	609	25,517
NIKE, Inc., Class B	38,955	3,300,268
Oxford Industries, Inc.	460	41,492
Perry Ellis International, Inc. (A)	446	12,189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	1,882	$271,761
Ralph Lauren Corp.	1,991	273,862
Skechers U.S.A., Inc., Class A (A)	3,916	109,374
Steven Madden, Ltd.	1,459	77,181
Superior Group of Companies, Inc.	424	8,064
Tapestry, Inc.	7,024	353,096
Under Armour, Inc., Class A (A)(B)	10,990	233,208
Unifi, Inc. (A)	506	14,335
Vera Bradley, Inc. (A)	1,019	15,550
VF Corp.	9,672	903,848
Wolverine World Wide, Inc.	2,408	94,032
		6,474,103
		84,172,283
Consumer staples – 6.5%
Beverages – 1.5%
Brown-Forman Corp., Class B	11,845	598,765
Castle Brands, Inc. (A)	6,010	6,431
Coca-Cola Bottling
Company Consolidated	256	46,664
Constellation Brands, Inc., Class A	4,528	976,327
Craft Brew Alliance, Inc. (A)	540	8,829
Crimson Wine Group, Ltd. (A)	725	6,489
Keurig Dr. Pepper, Inc.	12,757	295,580
MGP Ingredients, Inc. (B)	456	36,015
Molson Coors Brewing Company,
Class B	5,273	324,290
Monster Beverage Corp. (A)	13,862	807,877
National Beverage Corp. (A)(B)	1,188	138,545
PepsiCo, Inc.	34,064	3,808,355
Primo Water Corp. (A)	834	15,054
The Boston Beer Company, Inc.,
Class A (A)	286	82,225
The Coca-Cola Company	102,412	4,730,410
		11,881,856
Food and staples retailing – 1.6%
Casey’s General Stores, Inc.	911	117,619
Costco Wholesale Corp.	10,457	2,456,140
Ifresh, Inc. (A)	582	1,298
Ingles Markets, Inc., Class A	577	19,762
Natural Grocers by Vitamin
Cottage, Inc. (A)	867	14,644
Performance Food Group Company (A)	2,589	86,214
PriceSmart, Inc.	748	60,551
Rite Aid Corp. (A)(B)	25,216	32,276
Smart & Final Stores, Inc. (A)	2,101	11,976
SpartanNash Company	1,037	20,802
Sprouts Farmers Market, Inc. (A)	3,403	93,276
SUPERVALU, Inc. (A)	1,069	34,443
Sysco Corp.	12,886	943,900
The Andersons, Inc.	795	29,932
The Chefs’ Warehouse, Inc. (A)	728	26,463
The Kroger Company	19,564	569,508
United Natural Foods, Inc. (A)	1,210	36,240
US Foods Holding Corp. (A)	5,404	166,551
Village Super Market, Inc., Class A	426	11,587
Walgreens Boots Alliance, Inc.	23,753	1,731,594
Walmart, Inc.	70,692	6,638,686
Weis Markets, Inc.	558	24,217
		13,127,679
Food products – 1.3%
Alico, Inc.	238	8,044
Archer-Daniels-Midland Company	13,289	668,038
B&G Foods, Inc. (B)	1,578	43,316
Bunge, Ltd.	3,407	234,095
Calavo Growers, Inc. (B)	405	39,123
Cal-Maine Foods, Inc.	1,150	55,545
Campbell Soup Company (B)	7,318	268,058
Conagra Brands, Inc.	9,835	334,095
Darling Ingredients, Inc. (A)	4,071	78,652
Dean Foods Company	2,501	17,757
Farmer Brothers Company (A)	473	12,487
Flowers Foods, Inc.	5,336	99,570
Fresh Del Monte Produce, Inc.	1,216	41,210
Freshpet, Inc. (A)	952	34,938
General Mills, Inc.	14,025	601,953
Hormel Foods Corp. (B)	12,830	505,502
Hostess Brands, Inc. (A)	3,075	34,040
Ingredion, Inc.	1,782	187,039
J&J Snack Foods Corp.	465	70,164
John B. Sanfilippo & Son, Inc.	306	21,842
Kellogg Company	8,520	596,570
Lamb Weston Holdings, Inc.	3,609	240,359
Lancaster Colony Corp.	696	103,850
Landec Corp. (A)	778	11,203
Lifeway Foods, Inc. (A)	734	1,952
Limoneira Company	402	10,496
McCormick & Company, Inc. (B)	3,206	422,391
Mondelez International, Inc., Class A	35,396	1,520,612
Pilgrim’s Pride Corp. (A)	6,285	113,696
Pinnacle Foods, Inc.	2,955	191,514
Post Holdings, Inc. (A)	1,705	167,158
Sanderson Farms, Inc.	556	57,474
Seaboard Corp.	29	107,591
Seneca Foods Corp., Class A (A)	277	9,335
The Hain Celestial Group, Inc. (A)	2,648	71,814
The Hershey Company	5,184	528,768
The J.M. Smucker Company	2,774	284,640
The Kraft Heinz Company	29,613	1,631,972
Tootsie Roll Industries, Inc. (B)	1,565	45,776
TreeHouse Foods, Inc. (A)	1,388	66,416
Tyson Foods, Inc., Class A	9,058	539,223
		10,078,278
Household products – 1.1%
Central Garden & Pet Company,
Class A (A)	1,204	39,901
Church & Dwight Company, Inc.	5,922	351,589
Colgate-Palmolive Company	20,735	1,388,208
Energizer Holdings, Inc.	1,527	89,559
Kimberly-Clark Corp.	8,344	948,212
Oil-Dri Corp. of America	207	7,982
Orchids Paper Products Company (A)	26	86
Spectrum Brands Holdings, Inc.	818	61,121
The Clorox Company	3,110	467,775
The Procter & Gamble Company	59,588	4,959,509
WD-40 Company	334	57,481
		8,371,423
Personal products – 0.3%
Avon Products, Inc. (A)	12,229	26,904
Coty, Inc., Class A (B)	18,587	233,453
Edgewell Personal Care Company (A)	1,258	58,157
elf Beauty, Inc. (A)	1,282	16,320
Herbalife Nutrition, Ltd. (A)	4,348	237,183
Inter Parfums, Inc.	718	46,275
Medifast, Inc.	317	70,231
Nature’s Sunshine Products, Inc. (A)	783	6,851
Nu Skin Enterprises, Inc., Class A	1,326	109,289
Revlon, Inc., Class A (A)(B)	1,455	32,447

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
The Estee Lauder Companies, Inc.,
Class A	8,886	$1,291,314
USANA Health Sciences, Inc. (A)	566	68,231
		2,196,655
Tobacco – 0.7%
22nd Century Group, Inc. (A)	3,359	9,439
Altria Group, Inc.	45,239	2,728,364
Philip Morris International, Inc.	37,520	3,059,381
Turning Point Brands, Inc.	537	22,264
Universal Corp.	544	35,360
Vector Group, Ltd.	3,597	49,571
		5,904,379
		51,560,270
Energy – 6.4%
Energy equipment and services – 0.7%
Apergy Corp. (A)	1,929	84,027
Archrock, Inc.	4,689	57,206
Baker Hughes, a GE Company	10,374	350,952
Basic Energy Services, Inc. (A)	707	7,063
Bristow Group, Inc. (A)	1,005	12,191
C&J Energy Services, Inc. (A)	1,456	30,285
Cactus, Inc., Class A (A)	1,310	50,147
CARBO Ceramics, Inc. (A)(B)	1,065	7,721
Covia Holdings Corp. (A)	1,232	11,051
CSI Compressco LP	1,415	7,287
Diamond Offshore Drilling, Inc. (A)(B)	3,260	65,200
Dril-Quip, Inc. (A)	1,008	52,668
Era Group, Inc. (A)	744	9,188
Exterran Corp. (A)	958	25,416
Forum Energy Technologies, Inc. (A)	2,945	30,481
FTS International, Inc. (A)	1,441	16,989
Geospace Technologies Corp. (A)	444	6,083
Gulf Island Fabrication, Inc.	618	6,149
Gulfmark Offshore, Inc. (A)	272	10,146
Halliburton Company	21,500	871,395
Helix Energy Solutions Group, Inc. (A)	4,041	39,925
Helmerich & Payne, Inc.	2,709	186,298
Hi-Crush Partners LP (B)	2,496	26,957
Hornbeck Offshore Services, Inc. (A)	157	923
ION Geophysical Corp. (A)	203	3,157
Keane Group, Inc. (A)	2,573	31,828
Key Energy Services, Inc. (A)	639	7,310
KLX Energy Services Holdings, Inc. (A)	523	16,748
Liberty Oilfield Services, Inc.,
Class A (B)	1,895	40,875
Mammoth Energy Services, Inc.	1,223	35,589
Matrix Service Company (A)	732	18,044
McDermott International, Inc. (A)	2,279	42,002
Nabors Industries, Ltd.	7,764	47,826
National Oilwell Varco, Inc.	9,405	405,167
Natural Gas Services Group, Inc. (A)	329	6,942
NCS Multistage Holdings, Inc. (A)(B)	1,196	19,746
Newpark Resources, Inc. (A)	2,300	23,805
Oceaneering International, Inc. (A)	2,645	73,002
Oil States International, Inc. (A)	1,372	45,550
Parker Drilling Company (A)	45	134
Patterson-UTI Energy, Inc.	5,804	99,306
PHI, Inc., Non-Voting Shares (A)	664	6,202
Pioneer Energy Services Corp. (A)	1,245	3,673
ProPetro Holding Corp. (A)	2,263	37,317
Ranger Energy Services, Inc. (A)	532	4,458
RigNet, Inc. (A)	498	10,134
Rowan Companies PLC, Class A (A)	3,448	64,926
RPC, Inc.	5,565	86,146
Schlumberger, Ltd.	33,338	2,030,951
SEACOR Holdings, Inc. (A)	486	24,013
SEACOR Marine Holdings, Inc. (A)	576	13,035
Select Energy Services, Inc., Class A (A)	2,696	31,921
Smart Sand, Inc. (A)(B)	1,138	4,677
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	1,173	22,158
Superior Energy Services, Inc. (A)	4,212	41,025
TETRA Technologies, Inc. (A)	3,291	14,842
Tidewater, Inc. (A)	521	16,250
Unit Corp. (A)	1,458	37,995
USA Compression Partners LP	1,701	28,084
		5,360,586
Oil, gas and consumable fuels – 5.7%
Abraxas Petroleum Corp. (A)	4,699	10,949
Adams Resources & Energy, Inc.	171	7,261
Alliance Resource Partners LP (B)	5,234	106,774
Alta Mesa Resources, Inc. (A)	7,237	30,251
American Midstream Partners LP	1,563	9,925
Amplify Energy Corp. (A)	13	130
Amyris, Inc. (A)	1,494	11,862
Anadarko Petroleum Corp.	12,889	868,847
Andeavor	3,747	575,165
Andeavor Logistics LP (B)	5,509	267,517
Antero Midstream GP LP (B)	4,787	80,996
Antero Midstream Partners LP (B)	4,840	138,714
Antero Resources Corp. (A)	7,853	139,077
Apache Corp.	9,465	451,197
Approach Resources, Inc. (A)	912	2,034
Arch Coal, Inc., Class A	483	43,180
Black Stone Minerals LP (B)	5,274	96,040
Blueknight Energy Partners LP	2,033	4,269
Bonanza Creek Energy, Inc. (A)	566	16,855
BP Prudhoe Bay Royalty Trust	545	18,775
Buckeye Partners LP	3,592	128,270
Cabot Oil & Gas Corp.	11,399	256,705
California Resources Corp. (A)	1,195	57,993
Callon Petroleum Company (A)	4,851	58,163
Calumet Specialty Products
Partners LP (A)	2,199	14,074
Carrizo Oil & Gas, Inc. (A)	2,253	56,776
Centennial Resource Development, Inc.,
Class A (A)(B)	6,767	147,859
Cheniere Energy Partners LP (B)	12,136	478,887
Cheniere Energy, Inc. (A)	5,926	411,798
Chesapeake Energy Corp. (A)(B)	23,039	103,445
Chevron Corp.	45,717	5,590,275
Cimarex Energy Company	2,398	222,870
Clean Energy Fuels Corp. (A)	4,677	12,160
Cloud Peak Energy, Inc. (A)	2,084	4,793
CNX Midstream Partners LP	1,410	27,143
CNX Resources Corp. (A)	5,757	82,383
Concho Resources, Inc. (A)	4,912	750,308
ConocoPhillips	28,372	2,195,993
CONSOL Energy, Inc. (A)	785	32,036
Continental Resources, Inc. (A)	9,292	634,458
Crestwood Equity Partners LP	1,659	60,968
CrossAmerica Partners LP	693	12,543
CVR Refining LP	3,641	71,728
DCP Midstream LP (B)	3,514	139,119
Delek Logistics Partners LP	486	16,524
Delek US Holdings, Inc.	2,095	88,891
Denbury Resources, Inc. (A)	9,374	58,119
Devon Energy Corp.	12,871	514,068
Diamondback Energy, Inc.	2,422	327,430

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Dominion Energy Midstream Partners LP	2,492	$44,607
Dorchester Minerals LP	927	18,911
Dorian LPG, Ltd. (A)	1,732	13,804
Eclipse Resources Corp. (A)(B)	7,361	8,760
Emerge Energy Services LP (A)(B)	1,048	4,182
Enable Midstream Partners LP (B)	10,806	181,973
Enbridge Energy Management LLC (A)	2,795	30,521
Enbridge Energy Partners LP (B)	8,456	92,931
Energen Corp. (A)	2,403	207,067
Energy Transfer Equity LP	26,863	468,222
Energy Transfer Partners LP	28,955	644,538
Energy XXI Gulf Coast, Inc. (A)	921	7,700
EnLink Midstream LLC	4,643	76,377
EnLink Midstream Partners LP	9,063	168,934
Enterprise Products Partners LP	53,429	1,535,015
Enviva Partners LP	736	23,405
EOG Resources, Inc.	14,051	1,792,486
EP Energy Corp., Class A (A)	7,262	16,993
EQT Corp.	6,578	290,945
EQT GP Holdings LP	6,692	139,394
EQT Midstream Partners LP (B)	2,677	141,292
Euronav NV	1,760	15,312
Evolution Petroleum Corp.	1,062	11,735
Extraction Oil & Gas, Inc. (A)	4,148	46,831
Exxon Mobil Corp.	101,225	8,606,150
Foresight Energy LP	1,851	7,367
Gastar Exploration, Inc. (A)	9,049	692
Genesis Energy LP (B)	3,110	73,956
Global Partners LP	630	11,466
Green Plains Partners LP	503	7,495
Green Plains, Inc.	1,138	19,574
Gulfport Energy Corp. (A)	4,248	44,222
Halcon Resources Corp. (A)	4,145	18,528
Hallador Energy Company	1,237	7,694
Harvest Natural Resources, Inc. (A)(C)	270	235
Hess Corp.	7,860	562,619
Hess Midstream Partners LP	705	16,081
HighPoint Resources Corp. (A)	3,644	17,783
Holly Energy Partners LP (B)	2,630	82,740
HollyFrontier Corp.	4,401	307,630
Isramco, Inc. (A)	74	9,032
Jagged Peak Energy, Inc. (A)	5,344	73,908
Kimbell Royalty Partners LP	462	9,064
Kinder Morgan, Inc.	54,686	969,583
Laredo Petroleum, Inc. (A)	5,774	47,174
Legacy Reserves, Inc. (A)	1,208	5,859
Lilis Energy, Inc. (A)	1,569	7,688
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,676	384,379
Marathon Oil Corp.	21,099	491,185
Marathon Petroleum Corp.	11,356	908,139
Martin Midstream Partners LP	1,127	13,073
Matador Resources Company (A)	2,732	90,293
Midstates Petroleum Company, Inc. (A)	691	6,157
MPLX LP	18,429	639,118
Murphy Oil Corp.	4,465	148,863
NACCO Industries, Inc., Class A	210	6,878
Natural Resource Partners LP	361	11,191
Newfield Exploration Company (A)	4,935	142,276
Noble Energy, Inc.	12,200	380,518
Noble Midstream Partners LP	934	33,073
NuStar Energy LP (B)	2,826	78,563
Oasis Midstream Partners LP	640	14,253
Oasis Petroleum, Inc. (A)	6,496	92,113
Occidental Petroleum Corp.	18,571	1,525,979
ONEOK, Inc.	9,800	664,342
Overseas Shipholding Group, Inc.,
Class A (A)	1,082	3,408
Pacific Ethanol, Inc. (A)	1,491	2,833
Panhandle Oil and Gas, Inc., Class A	460	8,487
Parsley Energy, Inc., Class A (A)	6,446	188,546
PBF Energy, Inc., Class A	2,808	140,147
PBF Logistics LP	849	18,296
PDC Energy, Inc. (A)	1,652	80,882
Peabody Energy Corp.	2,586	92,165
Penn Virginia Corp. (A)	412	33,182
Phillips 66	11,341	1,278,358
Phillips 66 Partners LP (B)	3,128	159,966
Pioneer Natural Resources Company	4,176	727,417
Plains All American Pipeline LP	17,985	449,805
Plains GP Holdings LP, Class A (A)	3,911	95,937
QEP Resources, Inc. (A)	5,752	65,113
Range Resources Corp.	6,336	107,649
Renewable Energy Group, Inc. (A)	1,134	32,659
Resolute Energy Corp. (A)	619	23,404
REX American Resources Corp. (A)	174	13,146
Rosehill Resources, Inc. (A)	1,010	6,161
Sanchez Energy Corp. (A)(B)	2,348	5,400
SandRidge Energy, Inc. (A)	995	10,816
SemGroup Corp., Class A	1,930	42,557
Shell Midstream Partners LP	4,933	105,468
Ship Finance International, Ltd.	2,278	31,664
SilverBow Resources, Inc. (A)	344	9,174
SM Energy Company	2,730	86,077
Southwestern Energy Company (A)	14,944	76,364
Spectra Energy Partners LP	12,035	429,770
Sprague Resources LP	617	16,628
SRC Energy, Inc. (A)	6,412	57,003
Summit Midstream Partners LP	1,801	25,754
Sunoco LP (B)	2,552	75,412
Tallgrass Energy GP LP (B)	6,804	160,438
Talos Energy, Inc. (A)	561	18,412
Targa Resources Corp.	5,421	305,257
TC PipeLines LP (B)	1,803	54,685
Teekay Corp. (B)	2,383	16,061
Tellurian, Inc. (A)(B)	5,770	51,757
The Williams Companies, Inc.	20,577	559,489
TransMontaigne Partners LP	488	18,788
Ultra Petroleum Corp. (A)(B)	5,375	6,020
Uranium Energy Corp. (A)(B)	5,616	9,660
USD Partners LP	796	7,681
Valero Energy Corp.	10,522	1,196,878
Valero Energy Partners LP (B)	1,803	68,298
Viper Energy Partners LP	2,820	118,722
W&T Offshore, Inc. (A)	3,851	37,124
Western Gas Equity Partners LP	5,437	162,784
Western Gas Partners LP (B)	3,853	168,299
Whiting Petroleum Corp. (A)	2,203	116,847
WildHorse Resource Development
Corp. (A)	2,517	59,502
World Fuel Services Corp.	1,629	45,091
WPX Energy, Inc. (A)	9,917	199,530
Zion Oil & Gas, Inc. (A)(B)	2,408	3,082
		45,838,643
		51,199,229
Financials – 13.4%
Banks – 5.7%
1st Source Corp.	559	29,415
Access National Corp.	573	15,534

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Allegiance Bancshares, Inc. (A)	363	$15,137
American National Bankshares, Inc.	218	8,502
Ameris Bancorp	1,026	46,888
Ames National Corp.	260	7,085
Arrow Financial Corp.	407	15,053
Associated Banc-Corp.	4,126	107,276
Banc of California, Inc. (B)	1,336	25,250
BancFirst Corp.	865	51,857
BancorpSouth Bank	2,230	72,921
Bank of America Corp.	244,920	7,215,343
Bank of Hawaii Corp.	973	76,779
Bank of Marin Bancorp	164	13,760
Bank OZK	3,171	120,371
BankUnited, Inc.	2,713	96,040
Bankwell Financial Group, Inc.	211	6,617
Banner Corp.	903	56,140
Bar Harbor Bankshares	435	12,493
BB&T Corp.	18,274	887,020
Berkshire Hills Bancorp, Inc.	1,092	44,444
Blue Hills Bancorp, Inc.	739	17,810
BOK Financial Corp. (B)	1,625	158,080
Boston Private Financial Holdings, Inc.	1,849	25,239
Bridge Bancorp, Inc.	565	18,758
Brookline Bancorp, Inc.	2,094	34,970
Bryn Mawr Bank Corp.	470	22,043
Byline Bancorp, Inc. (A)	825	18,728
C&F Financial Corp.	131	7,696
Cadence BanCorp	2,013	52,580
Camden National Corp.	429	18,636
Capital City Bank Group, Inc.	465	10,853
Capstar Financial Holdings, Inc.	374	6,246
Cathay General Bancorp	2,029	84,082
CBTX, Inc.	597	21,217
CenterState Bank Corp.	2,447	68,638
Central Pacific Financial Corp.	828	21,884
Central Valley Community Bancorp	357	7,715
Century Bancorp, Inc., Class A	144	10,404
Chemical Financial Corp.	1,811	96,707
Chemung Financial Corp.	161	6,831
CIT Group, Inc.	3,292	169,900
Citigroup, Inc.	61,329	4,399,742
Citizens & Northern Corp.	324	8,473
Citizens Financial Group, Inc.	12,037	464,267
City Holding Company	311	23,885
CNB Financial Corp.	426	12,294
CoBiz Financial, Inc.	1,154	25,550
Codorus Valley Bancorp, Inc.	243	7,591
Columbia Banking System, Inc.	1,805	69,980
Comerica, Inc.	4,267	384,883
Commerce Bancshares, Inc.	2,164	142,867
Community Bank System, Inc.	1,247	76,154
Community Trust Bancorp, Inc.	492	22,804
ConnectOne Bancorp, Inc.	882	20,948
County Bancorp, Inc.	255	6,401
Cullen/Frost Bankers, Inc.	1,575	164,493
Customers Bancorp, Inc. (A)	829	19,506
CVB Financial Corp.	2,707	60,420
Eagle Bancorp, Inc. (A)	810	40,986
East West Bancorp, Inc.	3,115	188,053
Enterprise Bancorp, Inc.	327	11,246
Enterprise Financial Services Corp.	619	32,838
Equity Bancshares, Inc., Class A (A)	331	12,995
Farmers & Merchants Bancorp, Inc.	233	9,923
FB Financial Corp.	814	31,893
FCB Financial Holdings, Inc.,
Class A (A)	1,175	55,695
Fidelity Southern Corp.	746	18,486
Fifth Third Bancorp	16,120	450,070
Financial Institutions, Inc.	417	13,094
First Bancorp	687	27,830
First BanCorp (PR) (A)	4,742	43,152
First Bancorp, Inc.	302	8,749
First Busey Corp.	1,265	39,278
First Citizens BancShares, Inc., Class A	175	79,149
First Commonwealth Financial Corp.	2,106	33,991
First Community Bancshares, Inc.	482	16,330
First Connecticut Bancorp, Inc.	447	13,209
First Financial Bancorp	2,431	72,201
First Financial Bankshares, Inc. (B)	1,651	97,574
First Financial Corp.	338	16,968
First Financial Northwest, Inc.	440	7,291
First Hawaiian, Inc.	3,307	89,818
First Horizon National Corp.	7,925	136,786
First Internet Bancorp	224	6,821
First Interstate BancSystem, Inc.,
Class A	1,351	60,525
First Merchants Corp.	1,332	59,927
First Midwest Bancorp, Inc.	2,528	67,220
First Republic Bank	3,779	362,784
Flushing Financial Corp.	803	19,593
FNB Corp.	8,183	104,088
Franklin Financial Network, Inc. (A)	364	14,232
Fulton Financial Corp.	4,357	72,544
German American Bancorp, Inc.	635	22,403
Glacier Bancorp, Inc.	1,946	83,853
Great Southern Bancorp, Inc.	248	13,727
Great Western Bancorp, Inc.	1,410	59,488
Guaranty Bancorp	772	22,928
Guaranty Bancshares, Inc.	253	7,648
Hancock Whitney Corp.	2,161	102,756
Hanmi Financial Corp.	645	16,061
HarborOne Bancorp, Inc. (A)	910	17,399
Heartland Financial USA, Inc.	678	39,358
Heritage Commerce Corp.	1,034	15,427
Heritage Financial Corp.	813	28,577
Hilltop Holdings, Inc.	2,345	47,299
Home BancShares, Inc.	4,401	96,382
Hope Bancorp, Inc.	3,335	53,927
Horizon Bancorp, Inc.	951	18,782
Huntington Bancshares, Inc.	27,070	403,884
IBERIABANK Corp.	1,366	111,124
Independent Bank Corp. (MA)	752	62,115
Independent Bank Corp. (MI)	561	13,268
Independent Bank Group, Inc.	760	50,388
International Bancshares Corp.	1,614	72,630
Investors Bancorp, Inc.	7,250	88,958
JPMorgan Chase & Co.	81,831	9,233,810
KeyCorp	26,164	520,402
Lakeland Bancorp, Inc.	1,308	23,609
Lakeland Financial Corp.	529	24,588
LegacyTexas Financial Group, Inc.	1,316	56,062
Live Oak Bancshares, Inc.	1,100	29,480
M&T Bank Corp.	3,317	545,779
Macatawa Bank Corp.	926	10,843
MB Financial, Inc.	2,135	98,445
MBT Financial Corp.	721	8,147
Mercantile Bank Corp.	455	15,183
Metropolitan Bank Holding Corp. (A)	184	7,566
Midland States Bancorp, Inc.	539	17,302

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
MidSouth Bancorp, Inc.	608	$9,363
MidWestOne Financial Group, Inc.	336	11,192
MutualFirst Financial, Inc.	193	7,112
National Bank Holdings Corp., Class A	721	27,146
National Bankshares, Inc.	188	8,545
National Commerce Corp. (A)	383	15,818
NBT Bancorp, Inc.	1,218	46,747
Northrim BanCorp, Inc.	222	9,224
Norwood Financial Corp.	235	9,203
OFG Bancorp	1,197	19,332
Old National Bancorp	3,744	72,259
Old Point Financial Corp.	230	6,877
Old Second Bancorp, Inc.	816	12,607
Pacific Mercantile Bancorp (A)	820	7,667
Pacific Premier Bancorp, Inc. (A)	1,099	40,883
PacWest Bancorp	3,086	147,048
Park National Corp.	424	44,757
Parke Bancorp, Inc.	382	8,576
Peapack Gladstone Financial Corp.	492	15,198
Penns Woods Bancorp, Inc.	159	6,909
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp of North Carolina, Inc.	237	6,835
Peoples Bancorp, Inc.	508	17,795
People’s United Financial, Inc.	7,356	125,935
People’s Utah Bancorp	486	16,500
Pinnacle Financial Partners, Inc.	1,894	113,924
Popular, Inc.	2,424	124,230
Preferred Bank	341	19,949
Premier Financial Bancorp, Inc.	480	8,875
Prosperity Bancshares, Inc.	1,662	115,260
QCR Holdings, Inc.	353	14,420
RBB Bancorp	407	9,972
Regions Financial Corp.	27,699	508,277
Renasant Corp.	1,202	49,534
Republic Bancorp, Inc., Class A	588	27,107
Republic First Bancorp, Inc. (A)	1,584	11,326
S&T Bancorp, Inc.	768	33,300
Sandy Spring Bancorp, Inc.	750	29,483
Seacoast Banking Corp. of Florida (A)	894	26,105
ServisFirst Bancshares, Inc.	1,445	56,572
Shore Bancshares, Inc.	23	410
Sierra Bancorp	373	10,780
Signature Bank	1,300	149,292
Simmons First National Corp., Class A	2,506	73,802
South State Corp.	873	71,586
Southern First Bancshares, Inc. (A)	207	8,135
Southern National Bancorp of
Virginia, Inc.	655	10,611
Southside Bancshares, Inc.	820	28,536
State Bank Financial Corp.	839	25,321
Sterling Bancorp	5,728	126,016
Stock Yards Bancorp, Inc.	633	22,978
Summit Financial Group, Inc.	334	7,752
SunTrust Banks, Inc.	10,744	717,592
SVB Financial Group (A)	1,310	407,187
Synovus Financial Corp.	2,901	132,837
TCF Financial Corp.	4,302	102,431
Texas Capital Bancshares, Inc. (A)	1,263	104,387
The Bancorp, Inc. (A)	1,564	14,999
The First of Long Island Corp.	682	14,834
The PNC Financial Services Group, Inc.	10,984	1,495,911
Tompkins Financial Corp.	330	26,793
Towne Bank	1,739	53,648
TriCo Bancshares	840	32,441
TriState Capital Holdings, Inc. (A)	783	21,611
Triumph Bancorp, Inc. (A)	556	21,239
Trustmark Corp.	1,608	54,109
U.S. Bancorp	38,480	2,032,129
UMB Financial Corp.	1,264	89,618
Umpqua Holdings Corp.	5,664	117,811
Union Bankshares Corp.	1,614	62,187
United Bankshares, Inc.	2,659	96,655
United Community Banks, Inc.	1,967	54,860
United Security Bancshares	108	1,199
Univest Corp. of Pennsylvania	733	19,388
Valley National Bancorp	8,410	94,613
Veritex Holdings, Inc. (A)	620	17,521
Washington Trust Bancorp, Inc.	480	26,544
Webster Financial Corp.	2,342	138,084
Wells Fargo & Company	116,626	6,129,863
WesBanco, Inc.	1,420	63,304
West Bancorporation, Inc.	463	10,881
Westamerica Bancorporation (B)	729	43,857
Western Alliance Bancorp (A)	2,590	147,345
Wintrust Financial Corp.	1,427	121,209
Zions Bancorporation	4,650	233,198
		45,145,510
Capital markets – 3.0%
Affiliated Managers Group, Inc.	1,320	180,470
Alcentra Capital Corp.	743	4,443
AllianceBernstein Holding LP (B)	2,252	68,573
Ameriprise Financial, Inc.	3,553	524,636
Apollo Investment Corp.	4,804	26,134
Ares Capital Corp.	10,283	176,765
Ares Management LP	1,988	46,122
Arlington Asset Investment Corp.,
Class A	651	6,080
Artisan Partners Asset Management, Inc.,
Class A	1,864	60,394
Ashford, Inc.	13	986
Associated Capital Group, Inc., Class A	648	27,572
Barings BDC, Inc. (B)	1,332	13,333
BGC Partners, Inc., Class A	7,348	86,853
BlackRock Capital Investment Corp.	2,080	12,272
BlackRock TCP Capital Corp.	1,134	16,137
BlackRock, Inc.	3,829	1,804,723
Blucora, Inc. (A)	1,211	48,743
Capital Southwest Corp.	445	8,446
Capitala Finance Corp.	849	7,395
Cboe Global Markets, Inc.	2,765	265,329
CME Group, Inc.	8,142	1,385,850
Cohen & Steers, Inc.	1,096	44,509
Cowen, Inc. (A)(B)	889	14,491
Diamond Hill Investment Group, Inc.	97	16,043
Donnelley Financial Solutions, Inc. (A)	943	16,899
E*TRADE Financial Corp. (A)	6,590	345,250
Eaton Vance Corp.	3,000	157,680
Ellington Financial LLC	880	14,089
Evercore, Inc., Class A	977	98,237
FactSet Research Systems, Inc.	951	212,748
Federated Investors, Inc., Class B	2,512	60,589
Fidus Investment Corp.	689	10,073
Fifth Street Asset Management, Inc. (A)	1,988	2,684
Franklin Resources, Inc.	13,016	395,817
FS Investment Corp.	5,847	41,221
GAIN Capital Holdings, Inc. (B)	1,306	8,489
GAMCO Investors, Inc., Class A	821	19,228
Garrison Capital, Inc.	913	7,560
Gladstone Capital Corp.	801	7,610
Gladstone Investment Corp.	886	10,127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Goldman Sachs BDC, Inc.	1,014	$22,491
Golub Capital BDC, Inc.	1,248	23,400
Greenhill & Company, Inc.	814	21,449
Hamilton Lane, Inc., Class A	1,091	48,309
Hercules Capital, Inc.	2,271	29,886
Horizon Technology Finance Corp.	674	7,690
Houlihan Lokey, Inc.	1,619	72,742
Interactive Brokers Group, Inc., Class A	1,815	100,388
Intercontinental Exchange, Inc.	13,923	1,042,693
INTL. FCStone, Inc. (A)	532	25,706
Invesco, Ltd.	10,037	229,647
Investment Technology Group, Inc.	905	19,602
KCAP Financial, Inc.	2,234	7,395
Ladenburg Thalmann Financial
Services, Inc.	5,498	14,845
Lazard, Ltd., Class A	3,248	156,326
Legg Mason, Inc.	2,180	68,081
Longfin Corp. (A)(B)	1,342	4,026
LPL Financial Holdings, Inc.	2,305	148,696
Main Street Capital Corp.	1,549	59,637
MarketAxess Holdings, Inc.	944	168,495
Medley Capital Corp.	1,551	5,925
Moelis & Company, Class A	1,288	70,582
Monroe Capital Corp.	561	7,613
Moody’s Corp.	4,734	791,525
Morgan Stanley	43,339	2,018,297
Morningstar, Inc.	1,093	137,609
MSCI, Inc.	2,229	395,447
MVC Capital, Inc.	751	7,247
Nasdaq, Inc.	4,080	350,064
New Mountain Finance Corp.	2,060	27,810
Newtek Business Services Corp.	477	9,988
Northern Trust Corp.	5,582	570,090
Oaktree Capital Group LLC (B)	3,762	155,747
Oaktree Specialty Lending Corp.	3,932	19,503
Och-Ziff Capital Management
Group LLC, Class A	11,271	16,681
OFS Capital Corp.	589	7,009
Oppenheimer Holdings, Inc., Class A	431	13,620
Oxford Square Capital Corp.	1,411	10,046
P10 Holdings, Inc. (A)	951	1,141
PennantPark Floating Rate Capital, Ltd.	874	11,493
PennantPark Investment Corp.	2,000	14,920
Piper Jaffray Companies	418	31,914
Prospect Capital Corp. (B)	8,791	64,438
Pzena Investment Management, Inc.,
Class A	1,869	17,830
Raymond James Financial, Inc.	3,583	329,815
S&P Global, Inc.	6,117	1,195,201
Safeguard Scientifics, Inc. (A)	605	5,657
SEI Investments Company	3,871	236,518
Siebert Financial Corp. (A)	573	8,394
Solar Capital, Ltd.	1,192	25,485
Solar Senior Capital, Ltd.	444	7,419
State Street Corp.	8,879	743,883
Stellus Capital Investment Corp.	549	7,488
Stifel Financial Corp.	1,733	88,834
T. Rowe Price Group, Inc.	6,043	659,775
TCG BDC, Inc.	1,609	26,870
TD Ameritrade Holding Corp.	14,023	740,835
The Bank of New York Mellon Corp.	24,343	1,241,250
The Blackstone Group LP	16,112	613,545
The Carlyle Group LP (B)	2,519	56,803
The Charles Schwab Corp.	33,286	1,636,007
The Goldman Sachs Group, Inc.	9,120	2,045,069
THL Credit, Inc.	925	7,465
Thomson Reuters Corp.	17,513	799,994
TPG Specialty Lending, Inc.	1,654	33,725
TriplePoint Venture Growth BDC Corp.	568	7,719
Virtu Financial, Inc., Class A	4,704	96,197
Virtus Investment Partners, Inc.	199	22,636
Waddell & Reed Financial, Inc.,
Class A (B)	2,262	47,909
Westwood Holdings Group, Inc.	246	12,728
WhiteHorse Finance, Inc.	557	7,742
WisdomTree Investments, Inc.	3,773	31,995
		24,019,601
Consumer finance – 0.7%
Ally Financial, Inc.	10,651	281,719
American Express Company	20,618	2,195,611
Capital One Financial Corp.	11,332	1,075,747
Credit Acceptance Corp. (A)	475	208,083
Curo Group Holdings Corp. (A)	1,107	33,465
Discover Financial Services	8,349	638,281
Elevate Credit, Inc. (A)	1,191	9,599
Encore Capital Group, Inc. (A)(B)	709	25,418
Enova International, Inc. (A)	924	26,611
EZCORP, Inc., Class A (A)	1,513	16,189
FirstCash, Inc.	1,191	97,662
Green Dot Corp., Class A (A)	1,239	110,048
Navient Corp.	6,317	85,153
Nelnet, Inc., Class A	1,001	57,227
OneMain Holdings, Inc. (A)	3,431	115,316
PRA Group, Inc. (A)	1,050	37,800
Regional Management Corp. (A)	324	9,341
Santander Consumer USA Holdings, Inc.	8,929	178,937
SLM Corp. (A)	10,426	116,250
Synchrony Financial	18,471	574,079
World Acceptance Corp. (A)	242	27,675
		5,920,211
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	58,937	12,619,001
Jefferies Financial Group, Inc.	8,826	193,819
Marlin Business Services Corp.	359	10,357
NewStar Financial, Inc. (A)(C)	1,204	313
On Deck Capital, Inc. (A)	2,087	15,799
Voya Financial, Inc.	4,249	211,048
		13,050,337
Insurance – 2.0%
Aflac, Inc.	18,073	850,696
Alleghany Corp.	301	196,412
American Equity Investment Life
Holding Company	2,181	77,120
American Financial Group, Inc.	2,188	242,802
American International Group, Inc.	21,619	1,150,996
American National Insurance Company	630	81,453
AMERISAFE, Inc.	412	25,523
AmTrust Financial Services, Inc.	4,826	70,074
Arch Capital Group, Ltd. (A)	9,702	289,217
Argo Group International Holdings, Ltd.	694	43,757
Arthur J. Gallagher & Company	4,470	332,747
Aspen Insurance Holdings, Ltd.	1,455	60,819
Assurant, Inc.	1,305	140,875
Assured Guaranty, Ltd.	2,757	116,428
Atlas Financial Holdings, Inc. (A)	399	4,010
Axis Capital Holdings, Ltd.	2,001	115,478
Brighthouse Financial, Inc. (A)	3,009	133,118
Brown & Brown, Inc.	6,776	200,366
Cincinnati Financial Corp.	4,077	313,154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc. (A)(B)	1,450	$12,180
CNA Financial Corp.	6,193	282,710
CNO Financial Group, Inc.	4,299	91,225
Crawford & Company, Class B	1,545	14,229
Donegal Group, Inc., Class A	786	11,169
eHealth, Inc. (A)	508	14,356
EMC Insurance Group, Inc.	620	15,326
Employers Holdings, Inc.	894	40,498
Enstar Group, Ltd. (A)	386	80,481
Erie Indemnity Company, Class A	613	78,176
Everest Re Group, Ltd.	928	212,020
FBL Financial Group, Inc., Class A	605	45,526
FedNat Holding Company	489	12,460
Fidelity National Financial, Inc.	6,816	268,210
First American Financial Corp.	2,737	141,202
Genworth Financial, Inc., Class A (A)	13,768	57,413
Hallmark Financial Services, Inc. (A)	662	7,282
HCI Group, Inc.	270	11,813
Health Insurance Innovations, Inc.,
Class A (A)	444	27,373
Heritage Insurance Holdings, Inc.	381	5,646
Horace Mann Educators Corp.	1,124	50,468
Independence Holding Company	423	15,186
Investors Title Company	53	8,899
Kemper Corp.	1,585	127,513
Kinsale Capital Group, Inc.	565	36,081
Lincoln National Corp.	5,250	355,215
Loews Corp.	6,612	332,121
Maiden Holdings, Ltd.	2,453	6,991
Markel Corp. (A)	328	389,825
Marsh & McLennan Companies, Inc.	11,824	978,081
MBIA, Inc. (A)	2,372	25,357
Mercury General Corp.	1,359	68,167
MetLife, Inc.	24,154	1,128,475
National General Holdings Corp.	2,579	69,220
National Western Life Group, Inc.,
Class A	79	25,217
NI Holdings, Inc. (A)	641	10,814
Old Republic International Corp.	6,868	153,706
Primerica, Inc.	1,062	128,024
Principal Financial Group, Inc.	6,969	408,314
ProAssurance Corp.	1,333	62,584
Protective Insurance Corp., Class B	474	10,878
Prudential Financial, Inc.	9,986	1,011,782
Reinsurance Group of America, Inc.	1,484	214,527
RenaissanceRe Holdings, Ltd.	981	131,042
RLI Corp.	1,102	86,595
Safety Insurance Group, Inc.	334	29,926
Selective Insurance Group, Inc.	1,477	93,790
State Auto Financial Corp.	954	29,135
Stewart Information Services Corp.	487	21,920
The Allstate Corp.	8,028	792,364
The Hanover Insurance Group, Inc.	1,087	134,103
The Hartford Financial Services
Group, Inc.	8,499	424,610
The Navigators Group, Inc.	698	48,232
The Progressive Corp.	14,309	1,016,511
The Travelers Companies, Inc.	6,320	819,767
Torchmark Corp.	2,347	203,461
Trupanion, Inc. (A)	822	29,370
United Fire Group, Inc.	546	27,720
United Insurance Holdings Corp.	1,214	27,169
Universal Insurance Holdings, Inc.	948	46,025
Unum Group	5,354	209,181
W.R. Berkley Corp.	3,003	240,030
White Mountains Insurance Group, Ltd.	90	84,228
		15,986,964
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	12,726
AGNC Investment Corp.	9,114	169,794
Annaly Capital Management, Inc.	26,517	271,272
Anworth Mortgage Asset Corp.	2,512	11,631
Apollo Commercial Real Estate
Finance, Inc.	2,718	51,289
Arbor Realty Trust, Inc.	1,791	20,561
Ares Commercial Real Estate Corp.	789	11,022
ARMOUR Residential REIT, Inc.	1,090	24,471
Blackstone Mortgage Trust, Inc., Class A	2,540	85,115
Capstead Mortgage Corp.	2,561	20,258
Cherry Hill Mortgage Investment Corp.	415	7,512
Chimera Investment Corp.	4,611	83,597
Colony Credit Real Estate, Inc.	716	15,745
Dynex Capital, Inc.	1,252	7,988
Ellington Residential Mortgage REIT	539	6,085
Exantas Capital Corp.	859	9,432
Granite Point Mortgage Trust, Inc.	1,105	21,304
Great Ajax Corp.	535	7,281
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	1,459	31,325
Invesco Mortgage Capital, Inc.	3,007	47,571
KKR Real Estate Finance Trust, Inc.	1,084	21,864
Ladder Capital Corp.	2,513	42,570
MFA Financial, Inc.	9,853	72,420
New Residential Investment Corp.	7,904	140,849
New York Mortgage Trust, Inc.	3,260	19,821
Orchid Island Capital, Inc.	1,157	8,388
Owens Realty Mortgage, Inc.	420	7,094
PennyMac Mortgage Investment Trust	1,761	35,643
Redwood Trust, Inc.	1,628	26,439
Starwood Property Trust, Inc.	6,337	136,372
Sutherland Asset Management Corp.	908	15,118
TPG RE Finance Trust, Inc.	1,656	33,153
Two Harbors Investment Corp.	6,141	91,685
Western Asset Mortgage Capital Corp.	1,158	11,603
		1,578,998
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)(B)	1,521	52,307
BankFinancial Corp.	481	7,667
Beneficial Bancorp, Inc.	2,111	35,676
BSB Bancorp, Inc. (A)	274	8,932
Capitol Federal Financial, Inc.	3,225	41,087
Dime Community Bancshares, Inc.	1,015	18,118
Federal Agricultural Mortgage Corp.,
Class C	294	21,221
Federal Home Loan Mortgage Corp. (A)	17,807	24,930
Federal National Mortgage
Association (A)	28,795	41,465
First Defiance Financial Corp.	548	16,500
Flagstar Bancorp, Inc. (A)	1,375	43,271
Home Bancorp, Inc.	185	8,044
HomeStreet, Inc. (A)	737	19,531
Impac Mortgage Holdings, Inc. (A)	577	4,322
Kearny Financial Corp.	2,994	41,467
LendingTree, Inc. (A)(B)	304	69,950
Luther Burbank Corp.	1,316	14,318
Merchants Bancorp	686	17,438
Meridian Bancorp, Inc.	1,458	24,786
Meta Financial Group, Inc.	249	20,580
MGIC Investment Corp. (A)	8,919	118,712

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc.	12,051	$124,969
NMI Holdings, Inc., Class A (A)	1,663	37,667
Northfield Bancorp, Inc.	1,351	21,508
Northwest Bancshares, Inc.	2,787	48,271
OceanFirst Financial Corp.	799	21,749
Ocwen Financial Corp. (A)	3,672	14,468
Oritani Financial Corp.	1,196	18,598
PCSB Financial Corp.	498	10,129
PDL Community Bancorp (A)	510	7,706
PennyMac Financial Services, Inc.,
Class A	648	13,543
PHH Corp. (A)	745	8,188
Provident Bancorp, Inc. (A)	335	9,698
Provident Financial Holdings, Inc.	393	7,192
Provident Financial Services, Inc.	1,530	37,562
Radian Group, Inc.	5,500	113,685
SI Financial Group, Inc.	508	7,112
Southern Missouri Bancorp, Inc.	216	8,050
Sterling Bancorp, Inc.	1,272	14,386
Territorial Bancorp, Inc.	238	7,033
TFS Financial Corp.	6,876	103,209
Timberland Bancorp, Inc.	255	7,966
TrustCo Bank Corp.	2,616	22,236
United Community Financial Corp.	1,410	13,635
United Financial Bancorp, Inc.	1,401	23,579
Walker & Dunlop, Inc.	722	38,179
Washington Federal, Inc.	2,188	70,016
Western New England Bancorp, Inc.	789	8,521
WSFS Financial Corp.	862	40,643
		1,509,820
		107,211,441
Health care – 13.2%
Biotechnology – 2.9%
AbbVie, Inc.	38,612	3,651,923
Abeona Therapeutics, Inc. (A)	1,100	14,080
ACADIA Pharmaceuticals, Inc. (A)(B)	3,063	63,588
Acceleron Pharma, Inc. (A)	1,207	69,077
Achaogen, Inc. (A)(B)	1,165	4,648
Achillion Pharmaceuticals, Inc. (A)	3,779	13,907
Acorda Therapeutics, Inc. (A)	1,281	25,172
Aduro Biotech, Inc. (A)	2,092	15,376
Advaxis, Inc. (A)	1,973	1,855
Adverum Biotechnologies, Inc. (A)	1,083	6,552
Agenus, Inc. (A)(B)	2,828	6,052
Agios Pharmaceuticals, Inc. (A)	1,424	109,819
Aileron Therapeutics, Inc. (A)	551	1,515
Aimmune Therapeutics, Inc. (A)	1,383	37,728
Akebia Therapeutics, Inc. (A)	1,295	11,435
Albireo Pharma, Inc. (A)	301	9,921
Alder Biopharmaceuticals, Inc. (A)	1,872	31,169
Alexion Pharmaceuticals, Inc. (A)	5,503	764,972
Alkermes PLC (A)	3,914	166,110
Allena Pharmaceuticals, Inc. (A)	769	8,259
Alnylam Pharmaceuticals, Inc. (A)	2,507	219,413
AMAG Pharmaceuticals, Inc. (A)	970	19,400
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	16,255	3,369,499
Amicus Therapeutics, Inc. (A)	4,017	48,566
AnaptysBio, Inc. (A)	565	56,370
Apellis Pharmaceuticals, Inc. (A)	1,276	22,687
Ardelyx, Inc. (A)	1,372	5,968
Arena Pharmaceuticals, Inc. (A)	1,075	49,472
Array BioPharma, Inc. (A)	5,256	79,891
Arrowhead Pharmaceuticals, Inc. (A)	2,085	39,969
Arsanis, Inc. (A)	607	983
Atara Biotherapeutics, Inc. (A)	861	35,602
Athenex, Inc. (A)	1,583	24,600
aTyr Pharma, Inc. (A)	1,397	1,135
Audentes Therapeutics, Inc. (A)	993	39,313
AVEO Pharmaceuticals, Inc. (A)(B)	3,213	10,635
Avid Bioservices, Inc. (A)	1,963	13,466
Bellicum Pharmaceuticals, Inc. (A)	939	5,784
BioCryst Pharmaceuticals, Inc. (A)	2,652	20,235
Biogen, Inc. (A)	5,178	1,829,439
BioMarin Pharmaceutical, Inc. (A)	4,389	425,601
BioSpecifics Technologies Corp. (A)	201	11,756
BioTime, Inc. (A)(B)	3,331	7,828
Bluebird Bio, Inc. (A)(B)	1,156	168,776
Blueprint Medicines Corp. (A)	967	75,484
Calithera Biosciences, Inc. (A)	966	5,072
Calyxt, Inc. (A)	758	11,575
Cara Therapeutics, Inc. (A)	894	21,411
CareDx, Inc. (A)	287	8,280
CASI Pharmaceuticals, Inc. (A)	2,445	11,418
Catalyst Pharmaceuticals, Inc. (A)	3,076	11,627
Celcuity, Inc. (A)	383	11,015
Celgene Corp. (A)	17,761	1,589,432
Celldex Therapeutics, Inc. (A)	3,615	1,630
ChemoCentryx, Inc. (A)	1,375	17,380
Chimerix, Inc. (A)	1,404	5,462
Clovis Oncology, Inc. (A)	1,194	35,068
Coherus Biosciences, Inc. (A)	1,434	23,661
Conatus Pharmaceuticals, Inc. (A)	1,457	8,451
Concert Pharmaceuticals, Inc. (A)	641	9,512
Corvus Pharmaceuticals, Inc. (A)	583	5,002
CTI BioPharma Corp. (A)	2,346	5,067
Curis, Inc. (A)	948	1,687
Cytokinetics, Inc. (A)	1,480	14,578
CytomX Therapeutics, Inc. (A)	1,018	18,833
Deciphera Pharmaceuticals, Inc. (A)	803	31,092
Denali Therapeutics, Inc. (A)(B)	2,246	48,828
Dicerna Pharmaceuticals, Inc. (A)	1,643	25,072
DNIB Unwind, Inc. (A)(C)	634	92
Dynavax Technologies Corp. (A)	1,633	20,249
Eagle Pharmaceuticals, Inc. (A)(B)	418	28,980
Edge Therapeutics, Inc. (A)	892	731
Editas Medicine, Inc. (A)(B)	1,148	36,529
Emergent BioSolutions, Inc. (A)	1,282	84,394
Enanta Pharmaceuticals, Inc. (A)	517	44,183
Epizyme, Inc. (A)	1,858	19,695
Esperion Therapeutics, Inc. (A)	700	31,059
Exact Sciences Corp. (A)	2,968	234,235
Exelixis, Inc. (A)	7,458	132,156
Fate Therapeutics, Inc. (A)(B)	1,591	25,917
FibroGen, Inc. (A)	2,155	130,916
Five Prime Therapeutics, Inc. (A)	797	11,094
Flexion Therapeutics, Inc. (A)	1,007	18,841
Fortress Biotech, Inc. (A)	1,754	2,806
G1 Therapeutics, Inc. (A)	777	40,629
Genomic Health, Inc. (A)	960	67,411
Geron Corp. (A)(B)	4,452	7,836
Gilead Sciences, Inc.	31,850	2,459,139
Global Blood Therapeutics, Inc. (A)	1,066	40,508
GlycoMimetics, Inc. (A)	901	12,974
GTx, Inc. (A)	271	425
Halozyme Therapeutics, Inc. (A)	3,467	62,995
Homology Medicines, Inc. (A)(B)	443	10,127
Idera Pharmaceuticals, Inc. (A)	526	4,687
Immune Design Corp. (A)	768	2,650

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ImmunoGen, Inc. (A)	3,078	$29,149
Immunomedics, Inc. (A)(B)	3,647	75,967
Incyte Corp. (A)	5,260	363,361
Infinity Pharmaceuticals, Inc. (A)	2,628	7,122
Inovio Pharmaceuticals, Inc. (A)	2,493	13,861
Insmed, Inc. (A)	2,037	41,188
Insys Therapeutics, Inc. (A)(B)	2,022	20,382
Intellia Therapeutics, Inc. (A)(B)	993	28,420
Intercept Pharmaceuticals, Inc. (A)	688	86,936
Intrexon Corp. (A)(B)	3,305	56,912
Invitae Corp. (A)	1,369	22,903
Ionis Pharmaceuticals, Inc. (A)	3,087	159,227
Ironwood Pharmaceuticals, Inc. (A)	3,567	65,847
Jounce Therapeutics, Inc. (A)	886	5,759
Kadmon Holdings, Inc. (A)	2,301	7,685
Keryx Biopharmaceuticals, Inc. (A)	3,281	11,155
Kindred Biosciences, Inc. (A)	928	12,946
Kiniksa Pharmaceuticals, Ltd.,
Class A (A)	502	12,801
Kura Oncology, Inc. (A)	766	13,405
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	31,103
Ligand Pharmaceuticals, Inc. (A)	527	144,656
Loxo Oncology, Inc. (A)	732	125,048
MacroGenics, Inc. (A)	1,031	22,105
Madrigal Pharmaceuticals, Inc. (A)(B)	342	73,232
MannKind Corp. (A)(B)	2,896	5,300
MediciNova, Inc. (A)(B)	1,166	14,563
Merrimack Pharmaceuticals, Inc. (A)	578	3,081
Mersana Therapeutics, Inc. (A)	637	6,370
MiMedx Group, Inc. (A)(B)	2,595	16,037
Minerva Neurosciences, Inc. (A)	1,207	15,148
Miragen Therapeutics, Inc. (A)	828	4,620
Molecular Templates, Inc. (A)	772	4,161
Momenta Pharmaceuticals, Inc. (A)	2,115	55,625
Mustang Bio, Inc. (A)	783	4,659
Myriad Genetics, Inc. (A)	1,862	85,652
NantKwest, Inc. (A)	2,233	8,262
Natera, Inc. (A)	1,474	35,288
Neurocrine Biosciences, Inc. (A)	2,209	271,597
NewLink Genetics Corp. (A)	821	1,962
Novavax, Inc. (A)	8,348	15,694
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)(B)	1,221	3,053
OncoMed Pharmaceuticals, Inc. (A)	498	1,056
OPKO Health, Inc. (A)(B)	13,787	47,703
Osiris Therapeutics, Inc. (A)	525	5,828
Ovid therapeutics, Inc. (A)	886	5,024
Palatin Technologies, Inc. (A)(B)	1,228	1,225
PDL BioPharma, Inc. (A)	4,159	10,938
Pieris Pharmaceuticals, Inc. (A)	1,471	8,238
PolarityTE, Inc. (A)	290	5,539
Portola Pharmaceuticals, Inc. (A)	1,588	42,288
Progenics Pharmaceuticals, Inc. (A)	1,955	12,258
Protagonist Therapeutics, Inc. (A)	486	5,001
Proteostasis Therapeutics, Inc. (A)	1,327	3,198
PTC Therapeutics, Inc. (A)	1,135	53,345
Puma Biotechnology, Inc. (A)	1,014	46,492
Ra Pharmaceuticals, Inc. (A)	631	11,415
Recro Pharma, Inc. (A)	896	6,371
Regeneron Pharmaceuticals, Inc. (A)	2,666	1,077,171
REGENXBIO, Inc. (A)	843	63,647
Regulus Therapeutics, Inc. (A)	6,057	1,197
Repligen Corp. (A)	1,032	57,235
Retrophin, Inc. (A)	1,052	30,224
Rhythm Pharmaceuticals, Inc. (A)	694	20,244
Rigel Pharmaceuticals, Inc. (A)	3,503	11,245
Riot Blockchain, Inc.	273	996
Rocket Pharmaceuticals, Inc. (A)	971	23,906
Sage Therapeutics, Inc. (A)	1,079	152,409
Sangamo Therapeutics, Inc. (A)(B)	2,281	38,663
Sarepta Therapeutics, Inc. (A)	1,615	260,839
Savara, Inc. (A)(B)	827	9,229
Seattle Genetics, Inc. (A)	3,638	280,563
Selecta Biosciences, Inc. (A)(B)	604	9,392
Seres Therapeutics, Inc. (A)(B)	1,133	8,599
Sierra Oncology, Inc. (A)	2,075	3,528
Solid Biosciences, Inc. (A)	559	26,374
Spark Therapeutics, Inc. (A)	999	54,495
Spectrum Pharmaceuticals, Inc. (A)	2,679	45,007
Spero Therapeutics, Inc. (A)	635	6,674
Spring Bank Pharmaceuticals, Inc. (A)	517	6,230
Stemline Therapeutics, Inc. (A)	715	11,869
Sunesis Pharmaceuticals, Inc. (A)	1,269	2,538
Syndax Pharmaceuticals, Inc. (A)	629	5,082
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	10,591
Synlogic, Inc. (A)	463	6,579
Syros Pharmaceuticals, Inc. (A)	721	8,587
T2 Biosystems, Inc. (A)	160	1,192
TESARO, Inc. (A)(B)	1,385	54,029
Tobira Therapeutics, Inc. (A)(C)	609	8,112
Tocagen, Inc. (A)	176	2,744
Ultragenyx Pharmaceutical, Inc. (A)	1,165	88,936
United Therapeutics Corp. (A)	1,054	134,786
Vanda Pharmaceuticals, Inc. (A)	1,222	28,045
Veracyte, Inc. (A)	983	9,388
Verastem, Inc. (A)	1,842	13,355
Vericel Corp. (A)	1,284	18,169
Vertex Pharmaceuticals, Inc. (A)	6,301	1,214,455
Viking Therapeutics, Inc. (A)	1,187	20,678
Vital Therapies, Inc. (A)	1,384	381
Voyager Therapeutics, Inc. (A)	743	14,058
vTv Therapeutics, Inc., Class A (A)(B)	1,071	825
XBiotech, Inc. (A)	1,742	5,540
Xencor, Inc. (A)	1,295	50,466
XOMA Corp. (A)	278	4,884
Zafgen, Inc. (A)	1,004	11,737
ZIOPHARM Oncology, Inc. (A)(B)	3,927	12,566
		23,223,738
Health care equipment and supplies – 2.6%
Abbott Laboratories	42,544	3,121,028
ABIOMED, Inc. (A)	1,098	493,826
Accuray, Inc. (A)	2,433	10,949
Align Technology, Inc. (A)	1,984	776,180
AngioDynamics, Inc. (A)	1,021	22,197
Anika Therapeutics, Inc. (A)	404	17,041
Antares Pharma, Inc. (A)	4,423	14,861
AtriCure, Inc. (A)	953	33,384
Atrion Corp.	51	35,435
Avanos Medical, Inc. (A)	1,125	77,063
AxoGen, Inc. (A)	911	33,570
Baxter International, Inc.	12,791	986,058
Becton, Dickinson and Company	6,486	1,692,846
Boston Scientific Corp. (A)	33,756	1,299,606
Cantel Medical Corp.	1,069	98,412
Cardiovascular Systems, Inc. (A)	915	35,813
Cerus Corp. (A)	3,177	22,906
Conformis, Inc. (A)	2,228	2,362
CONMED Corp.	652	51,651
Corindus Vascular Robotics, Inc. (A)(B)	6,252	8,878
CryoLife, Inc. (A)	912	32,102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CryoPort, Inc. (A)	894	$11,452
Cutera, Inc. (A)	375	12,206
CytoSorbents Corp. (A)	228	2,941
Danaher Corp.	16,631	1,807,124
DENTSPLY SIRONA, Inc.	5,683	214,476
DexCom, Inc. (A)	2,135	305,390
Edwards Lifesciences Corp. (A)	5,193	904,101
Endologix, Inc. (A)	2,422	4,626
FONAR Corp. (A)	241	6,001
GenMark Diagnostics, Inc. (A)	1,560	11,466
Glaukos Corp. (A)	943	61,201
Globus Medical, Inc., Class A (A)	2,425	137,643
Haemonetics Corp. (A)	1,321	151,360
Heska Corp. (A)	197	22,322
Hill-Rom Holdings, Inc.	1,620	152,928
Hologic, Inc. (A)	6,830	279,893
ICU Medical, Inc. (A)	511	144,485
IDEXX Laboratories, Inc. (A)	2,155	538,017
Inogen, Inc. (A)	520	126,942
Insulet Corp. (A)	1,479	156,700
Integer Holdings Corp. (A)	863	71,586
Integra LifeSciences Holdings Corp. (A)	1,975	130,093
Intuitive Surgical, Inc. (A)	2,761	1,584,814
Invacare Corp.	900	13,095
iRhythm Technologies, Inc. (A)	621	58,784
IRIDEX Corp. (A)	814	5,169
K2M Group Holdings, Inc. (A)	1,206	33,008
Lantheus Holdings, Inc. (A)	1,016	15,189
LeMaitre Vascular, Inc.	515	19,951
Masimo Corp. (A)	1,251	155,800
Meridian Bioscience, Inc.	1,192	17,761
Merit Medical Systems, Inc. (A)	1,226	75,338
Natus Medical, Inc. (A)	710	25,312
Neogen Corp. (A)	1,304	93,275
Nevro Corp. (A)	723	41,211
Novocure, Ltd. (A)	2,181	114,284
NuVasive, Inc. (A)	1,239	87,944
Nuvectra Corp. (A)	555	12,199
NxStage Medical, Inc. (A)	1,804	50,314
Obalon Therapeutics, Inc. (A)	803	2,168
OraSure Technologies, Inc. (A)	1,625	25,106
Orthofix Medical, Inc. (A)	509	29,425
OrthoPediatrics Corp. (A)	403	14,766
Penumbra, Inc. (A)	842	126,047
Pulse Biosciences, Inc. (A)	385	5,463
Quidel Corp. (A)	915	59,631
ResMed, Inc.	3,532	407,381
Rockwell Medical, Inc. (A)(B)	1,446	6,102
RTI Surgical, Inc. (A)	1,700	7,650
Senseonics Holdings, Inc. (A)	3,826	18,250
Sientra, Inc. (A)	532	12,704
STAAR Surgical Company (A)	1,153	55,344
Stryker Corp.	8,966	1,593,079
Surmodics, Inc. (A)	364	27,173
Tactile Systems Technology, Inc. (A)	467	33,180
Tandem Diabetes Care, Inc. (A)	842	36,071
Teleflex, Inc.	1,111	295,626
The Cooper Companies, Inc.	1,200	332,580
Utah Medical Products, Inc.	104	9,797
Varex Imaging Corp. (A)	1,027	29,434
Varian Medical Systems, Inc. (A)	2,256	252,514
West Pharmaceutical Services, Inc.	1,858	229,407
Zimmer Biomet Holdings, Inc.	5,020	659,979
		20,791,446
Health care providers and services – 2.9%
AAC Holdings, Inc. (A)(B)	965	7,363
Acadia Healthcare Company, Inc. (A)	2,171	76,419
Aceto Corp.	853	1,928
Addus HomeCare Corp. (A)	312	21,887
Aetna, Inc.	7,989	1,620,569
Amedisys, Inc. (A)	817	102,092
American Renal Associates
Holdings, Inc. (A)	923	19,983
AmerisourceBergen Corp.	5,265	485,538
AMN Healthcare Services, Inc. (A)	1,148	62,796
Anthem, Inc.	6,128	1,679,378
BioScrip, Inc. (A)	3,600	11,160
BioTelemetry, Inc. (A)	881	56,780
Brookdale Senior Living, Inc. (A)	4,348	42,741
Capital Senior Living Corp. (A)	893	8,430
Cardinal Health, Inc.	7,770	419,580
Centene Corp. (A)	4,338	628,056
Chemed Corp.	402	128,471
Cigna Corp.	5,780	1,203,685
Civitas Solutions, Inc. (A)	1,056	15,576
Community Health Systems, Inc. (A)	3,196	11,058
CorVel Corp. (A)	522	31,451
Cross Country Healthcare, Inc. (A)	1,014	8,852
CVS Health Corp.	24,271	1,910,613
DaVita, Inc. (A)	4,351	311,662
Diplomat Pharmacy, Inc. (A)	1,868	36,258
Encompass Health Corp.	2,418	188,483
Envision Healthcare Corp. (A)	3,074	140,574
Express Scripts Holding Company (A)	13,386	1,271,804
Genesis Healthcare, Inc. (A)	2,733	3,690
Hanger, Inc. (A)	926	19,289
HCA Healthcare, Inc.	8,590	1,195,041
HealthEquity, Inc. (A)	1,488	140,482
Henry Schein, Inc. (A)	3,689	313,676
Humana, Inc.	3,334	1,128,626
Laboratory Corp. of America
Holdings (A)	2,542	441,495
LHC Group, Inc. (A)	594	61,176
LifePoint Health, Inc. (A)	945	60,858
Magellan Health, Inc. (A)	566	40,780
McKesson Corp.	4,947	656,220
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	2,250	104,985
Molina Healthcare, Inc. (A)	1,455	216,359
National HealthCare Corp.	429	32,334
National Research Corp.	1,244	48,018
Owens & Minor, Inc.	1,661	27,440
Patterson Companies, Inc.	2,414	59,022
PetIQ, Inc. (A)(B)	575	22,603
Premier, Inc., Class A (A)	3,584	164,076
Quest Diagnostics, Inc.	3,316	357,830
Quorum Health Corp. (A)	392	2,297
R1 RCM, Inc. (A)	2,964	30,114
RadNet, Inc. (A)	1,310	19,716
Select Medical Holdings Corp. (A)	3,247	59,745
Surgery Partners, Inc. (A)	1,386	22,869
Tenet Healthcare Corp. (A)	2,354	66,995
The Ensign Group, Inc.	1,404	53,240
The Providence Service Corp. (A)	378	25,432
Tivity Health, Inc. (A)	1,074	34,529
UnitedHealth Group, Inc.	23,083	6,141,001
Universal Health Services, Inc., Class B	2,334	298,379
US Physical Therapy, Inc.	347	41,154
WellCare Health Plans, Inc. (A)	1,102	353,180
		22,746,145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	4,420	$62,985
athenahealth, Inc. (A)	973	129,993
Castlight Health, Inc., B Shares (A)(B)	3,656	9,871
Cerner Corp. (A)	8,198	528,033
Computer Programs & Systems, Inc.	379	10,176
Evolent Health, Inc., Class A (A)(B)	2,045	58,078
HealthStream, Inc.	886	27,475
HMS Holdings Corp. (A)	1,934	63,455
Inovalon Holdings, Inc., Class A (A)(B)	3,391	34,080
Medidata Solutions, Inc. (A)	1,476	108,206
NantHealth, Inc. (A)	3,451	5,418
NextGen Healthcare, Inc. (A)	1,749	35,120
Omnicell, Inc. (A)	1,024	73,626
Simulations Plus, Inc.	455	9,191
Tabula Rasa HealthCare, Inc. (A)	474	38,484
Teladoc Health, Inc. (A)(B)	1,541	133,065
Veeva Systems, Inc., Class A (A)	3,452	375,819
Vocera Communications, Inc. (A)	782	28,606
		1,731,681
Life sciences tools and services – 0.9%
Accelerate Diagnostics, Inc. (A)(B)	1,535	35,228
Agilent Technologies, Inc.	7,825	551,976
Bio-Rad Laboratories, Inc., Class A (A)	747	233,804
Bio-Techne Corp.	961	196,150
Bruker Corp.	3,887	130,020
Cambrex Corp. (A)	894	61,150
Charles River Laboratories
International, Inc. (A)	1,222	164,408
Codexis, Inc. (A)	1,349	23,135
Enzo Biochem, Inc. (A)	1,266	5,216
Fluidigm Corp. (A)	357	2,674
Harvard Bioscience, Inc. (A)	485	2,546
Illumina, Inc. (A)	3,605	1,323,251
IQVIA Holdings, Inc. (A)	5,203	675,037
Luminex Corp.	1,250	37,888
Medpace Holdings, Inc. (A)	869	52,062
Mettler-Toledo International, Inc. (A)	616	375,132
NanoString Technologies, Inc. (A)	769	13,711
NeoGenomics, Inc. (A)	2,195	33,693
Pacific Biosciences of
California, Inc. (A)	3,229	17,469
PerkinElmer, Inc.	2,703	262,921
PRA Health Sciences, Inc. (A)	1,614	177,847
Quanterix Corp. (A)	534	11,438
Syneos Health, Inc. (A)	2,651	136,659
Thermo Fisher Scientific, Inc.	9,693	2,365,867
Waters Corp. (A)	1,894	368,724
		7,258,006
Pharmaceuticals – 3.7%
Aclaris Therapeutics, Inc. (A)	747	10,846
Adamis Pharmaceuticals Corp. (A)(B)	1,632	5,712
Aerie Pharmaceuticals, Inc. (A)	991	60,996
Agile Therapeutics, Inc. (A)	1,595	585
Akcea Therapeutics, Inc. (A)(B)	1,821	63,771
Akorn, Inc. (A)	3,187	41,367
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	8,325	1,585,746
Amneal Pharmaceuticals, Inc. (A)	2,521	55,941
Amphastar Pharmaceuticals, Inc. (A)	1,295	24,916
Ampio Pharmaceuticals, Inc. (A)	1,902	966
ANI Pharmaceuticals, Inc. (A)	324	18,319
Aratana Therapeutics, Inc. (A)	1,239	7,236
Assembly Biosciences, Inc. (A)	477	17,716
Assertio Therapeutics, Inc. (A)	1,816	10,678
BioDelivery Sciences
International, Inc. (A)	2,697	7,552
Bristol-Myers Squibb Company	39,569	2,456,444
Catalent, Inc. (A)	3,413	155,462
Clearside Biomedical, Inc. (A)	998	6,138
Collegium Pharmaceutical, Inc. (A)(B)	840	12,382
Corcept Therapeutics, Inc. (A)	3,097	43,420
Corium International, Inc. (A)(B)	1,009	9,596
Dermira, Inc. (A)	1,155	12,590
Dova Pharmaceuticals, Inc. (A)	710	14,889
Durect Corp. (A)	4,211	4,632
Eli Lilly & Company	26,374	2,830,194
Endo International PLC (A)	6,152	103,538
Endocyte, Inc. (A)	1,801	31,986
Horizon Pharma PLC (A)	3,927	76,891
Innovate Biopharmaceuticals, Inc. (A)(B)	319	2,179
Innoviva, Inc. (A)	2,501	38,115
Intersect ENT, Inc. (A)	798	22,943
Johnson & Johnson	64,123	8,859,875
Kala Pharmaceuticals, Inc. (A)	674	6,652
Lannett Company, Inc. (A)(B)	1,025	4,869
Marinus Pharmaceuticals, Inc. (A)	1,468	14,680
Melinta Therapeutics, Inc. (A)	781	3,085
Menlo Therapeutics, Inc. (A)	195	1,921
Merck & Company, Inc.	64,996	4,610,816
MyoKardia, Inc. (A)	965	62,918
Nektar Therapeutics (A)	4,020	245,059
Neos Therapeutics, Inc. (A)(B)	969	4,700
Ocular Therapeutix, Inc. (A)	1,316	9,054
Odonate Therapeutics, Inc. (A)	680	13,199
Omeros Corp. (A)(B)	1,320	32,221
Optinose, Inc. (A)	957	11,896
Otonomy, Inc. (A)	1,390	3,823
Pacira Pharmaceuticals, Inc. (A)	1,111	54,606
Paratek Pharmaceuticals, Inc. (A)(B)	760	7,372
Pfizer, Inc.	141,364	6,229,911
Phibro Animal Health Corp., Class A	1,100	47,190
Prestige Consumer Healthcare, Inc. (A)	1,453	55,054
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	714	58,377
Revance Therapeutics, Inc. (A)	851	21,147
scPharmaceuticals, Inc. (A)	640	3,757
Sienna Biopharmaceuticals, Inc. (A)(B)	555	8,225
Strongbridge Biopharma PLC (A)	1,240	6,014
Supernus Pharmaceuticals, Inc. (A)	1,388	69,886
Teligent, Inc. (A)	1,521	6,008
Tetraphase Pharmaceuticals, Inc. (A)	1,403	3,872
The Medicines Company (A)(B)	1,753	52,432
TherapeuticsMD, Inc. (A)	5,607	36,782
Tilray, Inc., Class 2 (A)(B)	1,061	152,381
Zoetis, Inc.	11,996	1,098,354
Zogenix, Inc. (A)	862	42,755
Zynerba Pharmaceuticals, Inc. (A)	581	4,741
		29,577,450
		105,328,466
Industrials – 9.8%
Aerospace and defense – 2.4%
AAR Corp.	757	36,253
Aerojet Rocketdyne Holdings, Inc. (A)	2,058	69,951
Aerovironment, Inc. (A)	650	72,911
Arconic, Inc.	11,858	260,995
Astronics Corp. (A)	623	27,101
Axon Enterprise, Inc. (A)	1,283	87,796
BWX Technologies, Inc.	2,459	153,786

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Cubic Corp.	751	$54,861
Curtiss-Wright Corp.	1,093	150,200
Ducommun, Inc. (A)	321	13,110
Engility Holdings, Inc. (A)	1,030	37,070
Esterline Technologies Corp. (A)	716	65,120
General Dynamics Corp.	6,968	1,426,489
Harris Corp.	2,934	496,462
HEICO Corp., Class A	3,285	248,018
Hexcel Corp.	2,207	147,979
Huntington Ingalls Industries, Inc.	1,082	277,079
KLX, Inc. (A)	1,308	82,116
Kratos Defense & Security
Solutions, Inc. (A)	2,763	40,837
L3 Technologies, Inc.	1,852	393,772
Lockheed Martin Corp.	6,889	2,383,318
Mercury Systems, Inc. (A)	1,316	72,801
Moog, Inc., Class A	880	75,654
National Presto Industries, Inc. (B)	196	25,411
Northrop Grumman Corp.	4,188	1,329,146
Raytheon Company	6,796	1,404,461
Rockwell Collins, Inc.	4,040	567,499
Sparton Corp. (A)	332	4,791
Spirit AeroSystems Holdings, Inc.,
Class A	2,761	253,101
Teledyne Technologies, Inc. (A)	886	218,558
Textron, Inc.	6,152	439,683
The Boeing Company	14,081	5,236,724
The KeyW Holding Corp. (A)(B)	1,434	12,418
TransDigm Group, Inc. (A)	1,292	481,012
Triumph Group, Inc.	1,366	31,828
United Technologies Corp.	18,892	2,641,291
Vectrus, Inc. (A)	294	9,170
Wesco Aircraft Holdings, Inc. (A)	2,836	31,905
		19,360,677
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,616	34,696
Atlas Air Worldwide Holdings, Inc. (A)	573	36,529
C.H. Robinson Worldwide, Inc.	3,347	327,738
Echo Global Logistics, Inc. (A)	790	24,451
Expeditors International of
Washington, Inc.	3,916	287,943
FedEx Corp.	6,296	1,516,014
Forward Air Corp.	699	50,118
Hub Group, Inc., Class A (A)	934	42,590
United Parcel Service, Inc., Class B	20,711	2,418,009
XPO Logistics, Inc. (A)	2,948	336,573
		5,074,661
Airlines – 0.4%
Alaska Air Group, Inc.	2,896	199,419
Allegiant Travel Company	394	49,959
American Airlines Group, Inc.	11,415	471,782
Delta Air Lines, Inc.	16,516	955,120
Hawaiian Holdings, Inc.	1,268	50,847
JetBlue Airways Corp. (A)	7,299	141,309
SkyWest, Inc.	1,282	75,510
Southwest Airlines Company	13,794	861,435
Spirit Airlines, Inc. (A)	1,725	81,023
United Continental Holdings, Inc. (A)	6,582	586,193
		3,472,597
Building products – 0.4%
AAON, Inc.	1,262	47,704
Advanced Drainage Systems, Inc.	1,541	47,617
American Woodmark Corp. (A)	392	30,752
AO Smith Corp.	4,182	223,193
Apogee Enterprises, Inc.	790	32,643
Armstrong Flooring, Inc. (A)	761	13,774
Armstrong World Industries, Inc. (A)	1,315	91,524
Builders FirstSource, Inc. (A)	2,730	40,076
Continental Building Products, Inc. (A)	772	28,989
CSW Industrials, Inc. (A)	443	23,789
Fortune Brands Home & Security, Inc.	3,713	194,413
Gibraltar Industries, Inc. (A)	875	39,900
Griffon Corp.	1,323	21,366
Insteel Industries, Inc.	543	19,483
JELD-WEN Holding, Inc. (A)	2,834	69,886
Johnson Controls International PLC	23,045	806,575
Lennox International, Inc.	1,035	226,044
Masco Corp.	7,837	286,834
NCI Building Systems, Inc. (A)	1,541	23,346
Owens Corning	2,720	147,614
Patrick Industries, Inc. (A)	691	40,907
PGT Innovations, Inc. (A)	1,354	29,246
Quanex Building Products Corp.	973	17,709
Simpson Manufacturing Company, Inc.	1,174	85,068
Trex Company, Inc. (A)	1,462	112,545
Universal Forest Products, Inc.	1,489	52,606
USG Corp. (A)	3,511	152,061
		2,905,664
Commercial services and supplies – 0.5%
ABM Industries, Inc.	1,566	50,504
ACCO Brands Corp.	2,362	26,691
ADT, Inc. (B)	1,508	14,160
Advanced Disposal Services, Inc. (A)	2,130	57,680
ARC Document Solutions, Inc. (A)	1,859	5,280
Brady Corp., Class A	1,234	53,988
Casella Waste Systems, Inc., Class A (A)	1,180	36,651
CECO Environmental Corp. (A)	1,030	8,116
Cintas Corp.	2,587	511,734
Civeo Corp. (A)	3,710	15,397
Clean Harbors, Inc. (A)	1,427	102,145
Copart, Inc. (A)	5,746	296,091
Covanta Holding Corp.	3,622	58,858
Deluxe Corp.	1,214	69,125
Ennis, Inc.	700	14,315
Essendant, Inc.	1,072	13,743
Healthcare Services Group, Inc. (B)	1,855	75,350
Heritage-Crystal Clean, Inc. (A)	637	13,600
Herman Miller, Inc.	1,463	56,179
HNI Corp.	1,011	44,727
Hudson Technologies, Inc. (A)(B)	1,248	1,597
Interface, Inc.	1,386	32,363
KAR Auction Services, Inc.	3,301	197,037
Kimball International, Inc., Class B	1,061	17,772
Knoll, Inc.	1,376	32,267
LSC Communications, Inc.	987	10,916
Matthews International Corp., Class A	749	37,562
McGrath RentCorp	546	29,741
Mobile Mini, Inc.	1,065	46,700
MSA Safety, Inc.	944	100,479
Multi-Color Corp.	575	35,794
NL Industries, Inc. (A)	1,371	8,226
PICO Holdings, Inc. (A)	659	8,270
Pitney Bowes, Inc.	4,518	31,987
Quad/Graphics, Inc.	1,451	30,239
Republic Services, Inc.	6,958	505,568
Rollins, Inc.	5,139	311,886
RR Donnelley & Sons Company	1,999	10,795
SP Plus Corp. (A)	619	22,594
Steelcase, Inc., Class A	2,699	49,932

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Stericycle, Inc. (A)	1,954	$114,661
Swisher Hygiene, Inc. (A)(C)	450	421
Team, Inc. (A)(B)	842	18,945
Tetra Tech, Inc.	1,397	95,415
The Brink’s Company	1,273	88,792
UniFirst Corp.	468	81,268
US Ecology, Inc.	611	45,061
Viad Corp.	552	32,706
VSE Corp.	302	10,005
Waste Management, Inc.	9,923	896,642
		4,429,975
Construction and engineering – 0.2%
AECOM (A)	3,853	125,839
Aegion Corp. (A)	916	23,248
Ameresco, Inc., Class A (A)	1,258	17,172
Argan, Inc.	415	17,845
Comfort Systems USA, Inc.	1,027	57,923
Dycom Industries, Inc. (A)	774	65,480
EMCOR Group, Inc.	1,421	106,731
Fluor Corp.	3,518	204,396
Granite Construction, Inc.	1,123	51,321
Great Lakes Dredge & Dock Corp. (A)	1,745	10,819
HC2 Holdings, Inc. (A)	1,457	8,917
IES Holdings, Inc. (A)	602	11,739
Jacobs Engineering Group, Inc.	3,468	265,302
KBR, Inc.	3,431	72,497
MasTec, Inc. (A)	2,092	93,408
MYR Group, Inc. (A)	461	15,047
Northwest Pipe Company (A)	368	7,268
Orion Group Holdings, Inc. (A)	1,081	8,162
Primoris Services Corp.	1,418	35,195
Quanta Services, Inc. (A)	3,785	126,343
Sterling Construction Company, Inc. (A)	733	10,497
Tutor Perini Corp. (A)	1,370	25,756
Valmont Industries, Inc.	570	78,945
		1,439,850
Electrical equipment – 0.5%
Acuity Brands, Inc.	1,051	165,217
Allied Motion Technologies, Inc.	289	15,730
AMETEK, Inc.	5,603	443,309
Atkore International Group, Inc. (A)	1,040	27,591
AZZ, Inc.	725	36,613
Babcock & Wilcox Enterprises, Inc. (A)	1,702	1,753
Eaton Corp. PLC	10,227	886,988
Emerson Electric Company	14,918	1,142,420
Encore Wire Corp.	587	29,409
Energous Corp. (A)	688	6,963
EnerSys	980	85,387
Enphase Energy, Inc. (A)(B)	2,749	13,333
FuelCell Energy, Inc. (A)	3,640	3,895
Hubbell, Inc.	1,375	183,659
LSI Industries, Inc.	199	915
nVent Electric PLC	12,460	338,362
Plug Power, Inc. (A)(B)	6,157	11,821
Powell Industries, Inc.	332	12,038
Preformed Line Products Company	145	10,191
Regal Beloit Corp.	1,021	84,181
Revolution Lighting
Technologies, Inc. (A)(B)	1,281	3,638
Rockwell Automation, Inc.	3,044	570,811
Sunrun, Inc. (A)	2,933	36,487
Thermon Group Holdings, Inc. (A)	912	23,511
TPI Composites, Inc. (A)	945	26,980
Vicor Corp. (A)	1,095	50,370
Vivint Solar, Inc. (A)	3,209	16,687
		4,228,259
Industrial conglomerates – 1.2%
3M Company	14,153	2,982,179
Carlisle Companies, Inc.	1,518	184,892
General Electric Company	210,276	2,374,016
Honeywell International, Inc.	17,744	2,952,602
Icahn Enterprises LP (B)	4,276	302,399
Raven Industries, Inc.	807	36,920
Roper Technologies, Inc.	2,503	741,414
		9,574,422
Machinery – 1.8%
Actuant Corp., Class A	1,627	45,393
AGCO Corp.	1,811	110,091
Alamo Group, Inc.	316	28,949
Albany International Corp., Class A	769	61,136
Allison Transmission Holdings, Inc.	3,491	181,567
Altra Industrial Motion Corp.	651	26,886
American Railcar Industries, Inc.	553	25,493
Astec Industries, Inc.	516	26,012
Barnes Group, Inc.	1,353	96,104
Briggs & Stratton Corp.	1,186	22,807
Caterpillar, Inc.	14,453	2,203,938
Chart Industries, Inc. (A)	704	55,144
CIRCOR International, Inc.	461	21,898
Colfax Corp. (A)	2,940	106,016
Columbus McKinnon Corp.	622	24,594
Commercial Vehicle Group, Inc. (A)	1,034	9,471
Crane Company	1,460	143,591
Cummins, Inc.	3,855	563,100
Deere & Company	7,759	1,166,410
DMC Global, Inc.	432	17,626
Donaldson Company, Inc.	3,099	180,548
Douglas Dynamics, Inc.	623	27,350
Dover Corp.	3,720	329,332
Energy Recovery, Inc. (A)(B)	1,545	13,828
EnPro Industries, Inc.	501	36,538
ESCO Technologies, Inc.	589	40,081
Evoqua Water Technologies Corp. (A)	2,964	52,700
Federal Signal Corp.	1,641	43,946
Flowserve Corp.	3,220	176,102
Fortive Corp.	8,226	692,629
Franklin Electric Company, Inc.	1,116	52,731
FreightCar America, Inc. (A)	410	6,589
Gardner Denver Holdings, Inc. (A)	4,877	138,214
Gates Industrial Corp. PLC (A)	4,606	89,817
Gencor Industries, Inc. (A)	428	5,157
Global Brass & Copper Holdings, Inc.	592	21,845
Graco, Inc.	4,242	196,574
Graham Corp.	354	9,972
Harsco Corp. (A)	1,884	53,788
Hillenbrand, Inc.	1,562	81,693
Hurco Companies, Inc.	183	8,253
Hyster-Yale Materials Handling, Inc.	343	21,105
IDEX Corp.	1,856	279,625
Illinois Tool Works, Inc.	7,986	1,126,984
ITT, Inc.	2,118	129,749
John Bean Technologies Corp.	796	94,963
Kadant, Inc.	299	32,247
Kennametal, Inc.	2,052	89,385
LB Foster Company, Class A (A)	298	6,124
Lincoln Electric Holdings, Inc.	1,545	144,365
Lindsay Corp.	285	28,568
Lydall, Inc. (A)	480	20,688

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Manitex International, Inc. (A)	126	$1,327
Meritor, Inc. (A)	2,137	41,372
Milacron Holdings Corp. (A)	1,513	30,638
Miller Industries, Inc.	317	8,527
Mueller Industries, Inc.	1,341	38,862
Mueller Water Products, Inc., Class A	3,700	42,587
Navistar International Corp. (A)	2,509	96,597
NN, Inc.	766	11,950
Nordson Corp.	1,411	195,988
Omega Flex, Inc.	281	19,996
Oshkosh Corp.	1,851	131,865
PACCAR, Inc.	8,064	549,884
Parker-Hannifin Corp.	3,117	573,310
Park-Ohio Holdings Corp.	359	13,768
Pentair PLC	4,521	195,985
Proto Labs, Inc. (A)	654	105,785
RBC Bearings, Inc. (A)	608	91,419
REV Group, Inc. (B)	1,752	27,506
Rexnord Corp. (A)	2,553	78,632
Snap-on, Inc.	1,328	243,821
Spartan Motors, Inc.	989	14,588
SPX Corp. (A)	1,177	39,206
SPX FLOW, Inc. (A)	1,017	52,884
Standex International Corp.	280	29,190
Stanley Black & Decker, Inc.	3,601	527,330
Sun Hydraulics Corp.	750	41,085
Tennant Company	496	37,671
Terex Corp.	1,982	79,102
The Eastern Company	253	7,185
The ExOne Company (A)	79	749
The Gorman-Rupp Company	728	26,572
The Greenbrier Companies, Inc.	782	46,998
The Manitowoc Company, Inc. (A)	959	23,006
The Middleby Corp. (A)	1,396	180,573
The Timken Company	1,957	97,556
The Toro Company	2,579	154,663
Titan International, Inc.	1,677	12,443
TriMas Corp. (A)	1,278	38,851
Trinity Industries, Inc.	3,686	135,055
Twin Disc, Inc. (A)	354	8,156
Wabash National Corp.	1,600	29,168
WABCO Holdings, Inc. (A)	1,359	160,280
Wabtec Corp.	2,345	245,944
Watts Water Technologies, Inc., Class A	850	70,550
Welbilt, Inc. (A)	3,489	72,850
Woodward, Inc.	1,494	120,805
Xylem, Inc.	4,446	355,102
		14,275,097
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	11,971
Kirby Corp. (A)	1,490	122,553
Matson, Inc.	993	39,363
		173,887
Professional services – 0.4%
Acacia Research Corp. (A)	1,963	6,282
ASGN, Inc. (A)	1,324	104,503
Barrett Business Services, Inc.	206	13,757
CBIZ, Inc. (A)	1,496	35,455
CoStar Group, Inc. (A)	900	378,756
CRA International, Inc.	233	11,701
Equifax, Inc.	2,937	383,484
Exponent, Inc.	1,408	75,469
Forrester Research, Inc.	498	22,858
Franklin Covey Company (A)	395	9,342
FTI Consulting, Inc. (A)	895	65,505
Heidrick & Struggles International, Inc.	532	18,008
Hill International, Inc. (A)	1,520	6,232
Huron Consulting Group, Inc. (A)	619	30,579
ICF International, Inc.	515	38,857
InnerWorkings, Inc. (A)	1,547	12,252
Insperity, Inc.	1,009	119,012
Kelly Services, Inc., Class A	813	19,536
Kforce, Inc.	758	28,501
Korn/Ferry International	1,385	68,197
ManpowerGroup, Inc.	1,626	139,771
Mistras Group, Inc. (A)	810	17,553
Navigant Consulting, Inc.	1,284	29,609
Reis, Inc.	402	9,246
Resources Connection, Inc.	841	13,961
Robert Half International, Inc.	3,044	214,237
The Dun & Bradstreet Corp.	948	135,099
TransUnion	4,554	335,083
TriNet Group, Inc. (A)	1,726	97,208
TrueBlue, Inc. (A)	1,160	30,218
Verisk Analytics, Inc. (A)	4,053	488,589
WageWorks, Inc. (A)	956	40,869
Willdan Group, Inc. (A)	264	8,965
		3,008,694
Road and rail – 1.0%
AMERCO	445	158,709
ArcBest Corp.	699	33,936
Avis Budget Group, Inc. (A)	2,083	66,948
Celadon Group, Inc. (A)	363	1,016
Covenant Transportation Group, Inc.,
Class A (A)	501	14,559
CSX Corp.	21,094	1,562,011
Daseke, Inc. (A)	1,206	9,672
Genesee & Wyoming, Inc., Class A (A)	1,521	138,396
Heartland Express, Inc.	2,270	44,787
Hertz Global Holdings, Inc. (A)	1,984	32,399
J.B. Hunt Transport Services, Inc.	2,448	291,165
Kansas City Southern	2,440	276,403
Knight-Swift Transportation
Holdings, Inc.	4,376	150,884
Landstar System, Inc.	993	121,146
Marten Transport, Ltd.	1,479	31,133
Norfolk Southern Corp.	6,779	1,223,610
Old Dominion Freight Line, Inc.	1,968	317,360
P.A.M. Transportation Services, Inc. (A)	61	3,970
Roadrunner Transportation
Systems, Inc. (A)	1,079	902
Ryder System, Inc.	1,340	97,914
Saia, Inc. (A)	681	52,062
Schneider National, Inc., Class B	4,282	106,964
Union Pacific Corp.	18,536	3,018,217
Universal Logistics Holdings, Inc.	800	29,440
USA Truck, Inc. (A)	295	5,968
Werner Enterprises, Inc.	1,755	62,039
YRC Worldwide, Inc. (A)	936	8,405
		7,860,015
Trading companies and distributors – 0.4%
Air Lease Corp.	2,464	113,048
Aircastle, Ltd.	1,836	40,227
Applied Industrial Technologies, Inc.	957	74,885
Beacon Roofing Supply, Inc. (A)	1,681	60,835
BMC Stock Holdings, Inc. (A)	1,851	34,521
CAI International, Inc. (A)	518	11,847
DXP Enterprises, Inc. (A)	493	19,755

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
EnviroStar, Inc.	320	$12,464
Fastenal Company	7,051	409,099
Fortress Transportation & Infrastructure
Investors LLC (B)	1,753	31,870
Foundation Building Materials, Inc. (A)	1,193	14,877
GATX Corp.	950	82,261
GMS, Inc. (A)	892	20,694
H&E Equipment Services, Inc.	981	37,062
HD Supply Holdings, Inc. (A)	4,670	199,829
Herc Holdings, Inc. (A)	783	40,090
Kaman Corp.	645	43,073
Lawson Products, Inc. (A)	299	10,136
MRC Global, Inc. (A)	2,156	40,468
MSC Industrial Direct Company, Inc.,
Class A	1,374	121,063
Nexeo Solutions, Inc. (A)	1,766	21,634
NOW, Inc. (A)	2,982	49,352
Rush Enterprises, Inc., Class A	931	36,598
SiteOne Landscape Supply, Inc. (A)	976	73,532
Systemax, Inc.	1,010	33,269
Textainer Group Holdings, Ltd. (A)	1,558	19,942
Titan Machinery, Inc. (A)	613	9,492
United Rentals, Inc. (A)	2,060	337,016
Univar, Inc. (A)	3,602	110,437
Veritiv Corp. (A)	445	16,198
W.W. Grainger, Inc.	1,385	495,013
Watsco, Inc.	888	158,153
WESCO International, Inc. (A)	1,198	73,617
Willis Lease Finance Corp. (A)	275	9,490
		2,861,847
		78,665,645
Information technology – 19.0%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)	1,074	44,431
ADTRAN, Inc.	1,330	23,475
Aerohive Networks, Inc. (A)	1,973	8,129
Applied Optoelectronics, Inc. (A)	524	12,922
Arista Networks, Inc. (A)	1,830	486,524
ARRIS International PLC (A)	4,604	119,658
CalAmp Corp. (A)	968	23,193
Calix, Inc. (A)	1,502	12,166
Casa Systems, Inc. (A)	2,022	29,825
Ciena Corp. (A)	3,518	109,902
Cisco Systems, Inc.	112,967	5,495,845
Clearfield, Inc. (A)	564	7,586
CommScope Holding Company, Inc. (A)	4,618	142,050
Comtech Telecommunications Corp.	652	23,648
Digi International, Inc. (A)	773	10,397
EchoStar Corp., Class A (A)	2,352	109,062
EMCORE Corp. (A)	934	4,437
Extreme Networks, Inc. (A)	3,021	16,555
F5 Networks, Inc. (A)	1,473	293,746
Finisar Corp. (A)(B)	2,667	50,806
Harmonic, Inc. (A)	2,423	13,327
Infinera Corp. (A)	3,517	25,674
InterDigital, Inc.	854	68,320
Juniper Networks, Inc.	8,382	251,209
KVH Industries, Inc. (A)	618	8,096
Lumentum Holdings, Inc. (A)	1,503	90,105
Motorola Solutions, Inc.	3,994	519,779
NETGEAR, Inc. (A)	756	47,515
NetScout Systems, Inc. (A)	2,200	55,550
Oclaro, Inc. (A)	4,607	41,187
Palo Alto Networks, Inc. (A)	2,281	513,818
Plantronics, Inc.	785	47,336
Powerwave Technologies, Inc. (A)(C)	912	0
Quantenna Communications, Inc. (A)	963	17,767
Ribbon Communications, Inc. (A)	2,652	18,113
TESSCO Technologies, Inc.	79	1,205
Ubiquiti Networks, Inc.	1,882	186,055
UTStarcom Holdings Corp. (A)	215	817
ViaSat, Inc. (A)(B)	1,499	95,861
Viavi Solutions, Inc. (A)	5,498	62,347
		9,088,438
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	7,222	679,012
Anixter International, Inc. (A)	820	57,646
Arrow Electronics, Inc. (A)	1,650	121,638
Avnet, Inc.	2,637	118,058
AVX Corp.	4,223	76,225
Badger Meter, Inc.	801	42,413
Bel Fuse, Inc., Class B	346	9,169
Belden, Inc.	1,059	75,623
Benchmark Electronics, Inc.	1,098	25,693
CDW Corp.	3,575	317,889
Cognex Corp.	4,302	240,138
Coherent, Inc. (A)	604	104,003
Control4 Corp. (A)	670	23,001
Corning, Inc.	20,752	732,546
CTS Corp.	929	31,865
Daktronics, Inc.	1,241	9,729
Dolby Laboratories, Inc., Class A	2,532	177,164
Electro Scientific Industries, Inc. (A)	904	15,775
ePlus, Inc. (A)	387	35,875
FARO Technologies, Inc. (A)	474	30,502
Fitbit, Inc., Class A (A)(B)	6,454	34,529
FLIR Systems, Inc.	3,455	212,379
II-VI, Inc. (A)	1,569	74,214
Insight Enterprises, Inc. (A)	780	42,190
IPG Photonics Corp. (A)	1,329	207,417
Iteris, Inc. (A)	1,032	5,552
Itron, Inc. (A)	959	61,568
Jabil, Inc.	4,365	118,204
KEMET Corp. (A)	1,301	24,134
Keysight Technologies, Inc. (A)	4,721	312,908
Kimball Electronics, Inc. (A)	758	14,895
Knowles Corp. (A)	2,456	40,819
Littelfuse, Inc.	585	115,766
Maxwell Technologies, Inc. (A)(B)	1,541	5,378
Mesa Laboratories, Inc.	104	19,304
Methode Electronics, Inc.	826	29,901
MicroVision, Inc. (A)(B)	3,177	3,844
MTS Systems Corp.	479	26,225
Napco Security Technologies, Inc. (A)	753	11,257
National Instruments Corp.	3,219	155,574
Novanta, Inc. (A)	808	55,267
OSI Systems, Inc. (A)	513	39,147
PAR Technology Corp. (A)	708	15,732
Park Electrochemical Corp.	597	11,636
PC Connection, Inc.	741	28,817
PCM, Inc. (A)	572	11,183
Plexus Corp. (A)	802	46,925
Rogers Corp. (A)	447	65,852
Sanmina Corp. (A)	1,829	50,480
ScanSource, Inc. (A)	708	28,249
SYNNEX Corp.	963	81,566
Tech Data Corp. (A)	848	60,691
Trimble, Inc. (A)	6,136	266,671
TTM Technologies, Inc. (A)	2,807	44,659

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Vishay Intertechnology, Inc.	3,595	$73,158
Vishay Precision Group, Inc. (A)	345	12,903
Zebra Technologies Corp., Class A (A)	1,335	236,068
		5,569,026
IT services – 4.3%
Acxiom Holdings, Inc. (A)	1,925	95,114
Akamai Technologies, Inc. (A)	4,185	306,133
Alliance Data Systems Corp.	1,373	324,248
Automatic Data Processing, Inc.	10,538	1,587,655
Black Knight, Inc. (A)	3,752	194,916
Booz Allen Hamilton Holding Corp.	3,647	181,001
Brightcove, Inc. (A)	1,084	9,106
Broadridge Financial Solutions, Inc.	2,915	384,634
CACI International, Inc., Class A (A)	615	113,252
Carbonite, Inc. (A)	761	27,130
Cardtronics PLC, Class A (A)	1,262	39,930
Cass Information Systems, Inc.	214	13,936
Cognizant Technology Solutions Corp.,
Class A	14,041	1,083,263
Conduent, Inc. (A)	5,274	118,770
Convergys Corp.	2,212	52,513
CoreLogic, Inc. (A)	1,972	97,437
CSG Systems International, Inc.	935	37,531
DXC Technology Company	7,065	660,719
Endurance International Group
Holdings, Inc. (A)	4,023	35,402
EPAM Systems, Inc. (A)	1,293	178,046
Euronet Worldwide, Inc. (A)	1,260	126,277
Everi Holdings, Inc. (A)	1,863	17,084
ExlService Holdings, Inc. (A)	928	61,434
Fidelity National Information
Services, Inc.	7,997	872,233
First Data Corp., Class A (A)	22,963	561,905
Fiserv, Inc. (A)	9,695	798,674
FleetCor Technologies, Inc. (A)	2,215	504,666
Gartner, Inc. (A)	2,226	352,821
Genpact, Ltd.	4,793	146,714
Global Payments, Inc.	3,931	500,809
GoDaddy, Inc., Class A (A)	4,204	350,572
GreenSky, Inc., Class A (A)	1,762	31,716
IBM Corp.	21,908	3,312,709
Information Services Group, Inc. (A)	1,813	8,666
Internap Corp. (A)(B)	588	7,426
Jack Henry & Associates, Inc.	1,899	303,992
Leidos Holdings, Inc.	3,744	258,935
Limelight Networks, Inc. (A)	3,034	15,231
ManTech International Corp., Class A	910	57,603
Mastercard, Inc., Class A	25,241	5,618,899
MAXIMUS, Inc.	1,655	107,674
MoneyGram International, Inc. (A)	1,519	8,127
MongoDB, Inc. (A)	1,247	101,693
NIC, Inc.	1,830	27,084
Okta, Inc. (A)	2,304	162,109
Paychex, Inc.	8,701	640,829
PayPal Holdings, Inc. (A)	28,780	2,528,035
Perficient, Inc. (A)	981	26,144
Perspecta, Inc.	3,532	90,843
PFSweb, Inc. (A)	944	6,986
Presidio, Inc.	2,520	38,430
PRGX Global, Inc. (A)	93	809
Sabre Corp.	6,867	179,091
Science Applications International Corp.	1,094	88,176
ServiceSource International, Inc. (A)	2,601	7,413
Square, Inc., Class A (A)	9,764	966,734
StarTek, Inc. (A)	653	4,323
Steel Connect, Inc. (A)	369	786
Switch, Inc., Class A (B)	6,554	70,783
Sykes Enterprises, Inc. (A)	931	28,386
Syntel, Inc. (A)	2,005	82,165
Teradata Corp. (A)	2,966	111,848
The Hackett Group, Inc.	800	16,120
The Western Union Company	11,508	219,342
Total System Services, Inc.	4,483	442,651
TTEC Holdings, Inc.	1,257	32,556
Twilio, Inc., Class A (A)	2,334	201,378
Unisys Corp. (A)(B)	1,411	28,784
VeriSign, Inc. (A)	2,378	380,765
Virtusa Corp. (A)	802	43,075
Visa, Inc., Class A	49,359	7,408,292
Web.com Group, Inc. (A)	1,060	29,574
WEX, Inc. (A)	1,068	214,412
Worldpay, Inc., Class A (A)	6,402	648,331
		34,392,850
Semiconductors and semiconductor equipment – 3.0%
Adesto Technologies Corp. (A)	969	5,766
Advanced Energy Industries, Inc. (A)	980	50,617
Advanced Micro Devices, Inc. (A)(B)	23,835	736,263
Alpha & Omega Semiconductor, Ltd. (A)	677	7,874
Ambarella, Inc. (A)(B)	765	29,590
Amkor Technology, Inc. (A)	5,742	42,433
Amtech Systems, Inc. (A)	540	2,884
Analog Devices, Inc.	8,840	817,346
Applied Materials, Inc.	24,203	935,446
Aquantia Corp. (A)	774	9,899
Axcelis Technologies, Inc. (A)	854	16,781
AXT, Inc. (A)(B)	1,039	7,429
Brooks Automation, Inc.	1,899	66,522
Cabot Microelectronics Corp.	616	63,553
CEVA, Inc. (A)	604	17,365
Cirrus Logic, Inc. (A)	1,585	61,181
Cohu, Inc.	772	19,377
Cree, Inc. (A)	2,469	93,501
Cypress Semiconductor Corp.	8,625	124,976
Diodes, Inc. (A)	1,104	36,752
DSP Group, Inc. (A)	633	7,533
Entegris, Inc.	3,398	98,372
Everspin Technologies, Inc. (A)	685	5,261
First Solar, Inc. (A)	2,601	125,940
FormFactor, Inc. (A)	1,989	27,349
GSI Technology, Inc. (A)	84	580
Ichor Holdings, Ltd. (A)(B)	679	13,865
Impinj, Inc. (A)(B)	564	13,998
Inphi Corp. (A)	1,155	43,867
Integrated Device Technology, Inc. (A)	3,148	147,987
Intel Corp.	111,839	5,288,866
KLA-Tencor Corp.	3,763	382,735
Kopin Corp. (A)(B)	2,098	5,077
Kulicke & Soffa Industries, Inc.	1,626	38,764
Lam Research Corp.	3,969	602,097
Lattice Semiconductor Corp. (A)	3,472	27,776
MACOM Technology Solutions
Holdings, Inc. (A)(B)	1,761	36,277
Marvell Technology Group, Ltd.	15,764	304,245
Maxim Integrated Products, Inc.	6,692	377,362
MaxLinear, Inc. (A)	1,814	36,062
Microchip Technology, Inc.	5,698	449,629
Micron Technology, Inc. (A)	27,992	1,266,078
MKS Instruments, Inc.	1,341	107,481
Monolithic Power Systems, Inc.	1,058	132,811

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Nanometrics, Inc. (A)	721	$27,052
NeoPhotonics Corp. (A)	1,632	13,546
NVE Corp.	135	14,294
NVIDIA Corp.	14,686	4,127,060
ON Semiconductor Corp. (A)	10,481	193,165
PDF Solutions, Inc. (A)	908	8,199
Photronics, Inc. (A)	1,903	18,745
Pixelworks, Inc. (A)	1,308	5,899
Power Integrations, Inc.	699	44,177
Qorvo, Inc. (A)	3,130	240,666
QUALCOMM, Inc.	35,882	2,584,580
Rambus, Inc. (A)	2,510	27,384
Rudolph Technologies, Inc. (A)	866	21,174
Semtech Corp. (A)	1,605	89,238
Sigma Designs, Inc. (A)	1,202	174
Silicon Laboratories, Inc. (A)	1,074	98,593
Skyworks Solutions, Inc.	4,312	391,142
SMART Global Holdings, Inc. (A)	559	16,066
SunPower Corp. (A)(B)	3,841	28,039
Synaptics, Inc. (A)	919	41,925
Teradyne, Inc.	4,821	178,281
Texas Instruments, Inc.	23,237	2,493,098
Transwitch Corp. (A)	1,436	0
Ultra Clean Holdings, Inc. (A)	903	11,333
Universal Display Corp. (B)	1,188	140,065
Veeco Instruments, Inc. (A)	1,342	13,756
Versum Materials, Inc.	2,776	99,964
Xcerra Corp. (A)	1,536	21,919
Xilinx, Inc.	6,027	483,185
Xperi Corp.	1,377	20,448
		24,138,734
Software – 6.2%
2U, Inc. (A)	1,317	99,025
8x8, Inc. (A)	2,084	44,285
A10 Networks, Inc. (A)	1,971	11,984
ACI Worldwide, Inc. (A)	2,906	81,775
Adobe Systems, Inc. (A)	11,996	3,238,320
Agilysys, Inc. (A)	672	10,954
Alarm.com Holdings, Inc. (A)	1,271	72,955
Altair Engineering, Inc., Class A (A)	1,543	67,043
Alteryx, Inc., Class A (A)	1,607	91,936
Amber Road, Inc. (A)	917	8,822
American Software, Inc., Class A	832	10,092
ANSYS, Inc. (A)	2,052	383,067
Appfolio, Inc., Class A (A)	918	71,971
Appian Corp. (A)(B)	1,645	54,450
Apptio, Inc., Class A (A)	1,102	40,730
Aspen Technology, Inc. (A)	1,793	204,241
Asure Software, Inc. (A)	96	1,192
Autodesk, Inc. (A)	5,452	851,112
Avalara, Inc. (A)	226	7,894
Benefitfocus, Inc. (A)	869	35,151
Blackbaud, Inc.	1,239	125,734
Blackline, Inc. (A)	1,264	71,378
Bottomline Technologies, Inc. (A)	1,113	80,926
Box, Inc., Class A (A)	3,262	77,994
CA, Inc.	10,098	445,827
Cadence Design Systems, Inc. (A)	7,019	318,101
CDK Global, Inc.	3,373	211,015
ChannelAdvisor Corp. (A)	737	9,176
Citrix Systems, Inc. (A)	3,351	372,497
Cloudera, Inc. (A)	3,595	63,452
CommVault Systems, Inc. (A)	1,132	79,240
Cornerstone OnDemand, Inc. (A)	1,383	78,485
Coupa Software, Inc. (A)	1,451	114,774
Datawatch Corp. (A)	663	7,724
Digimarc Corp. (A)	311	9,781
DocuSign, Inc. (A)	801	42,109
Dropbox, Inc., Class A (A)	8,802	236,158
Ebix, Inc. (B)	768	60,787
Ellie Mae, Inc. (A)	851	80,649
Envestnet, Inc. (A)	1,055	64,302
Everbridge, Inc. (A)	772	44,498
Fair Isaac Corp. (A)	742	169,584
FireEye, Inc. (A)	4,436	75,412
Five9, Inc. (A)	1,506	65,797
ForeScout Technologies, Inc. (A)	953	35,985
Fortinet, Inc. (A)	4,136	381,629
Guidewire Software, Inc. (A)	1,849	186,767
Hortonworks, Inc. (A)	1,842	42,016
HubSpot, Inc. (A)	927	139,931
Imperva, Inc. (A)	928	43,106
Instructure, Inc. (A)	801	28,355
Intuit, Inc.	6,326	1,438,532
j2 Global, Inc.	1,219	100,994
LivePerson, Inc. (A)	1,615	41,909
LogMeIn, Inc.	1,311	116,810
Manhattan Associates, Inc. (A)	1,735	94,731
Microsoft Corp.	185,366	21,200,309
MicroStrategy, Inc., Class A (A)	260	36,561
MINDBODY, Inc., Class A (A)	1,261	51,260
Mitek Systems, Inc. (A)	911	6,423
MobileIron, Inc. (A)	2,654	14,066
Model N, Inc. (A)	815	12,918
Monotype Imaging Holdings, Inc.	1,161	23,452
New Relic, Inc. (A)	1,357	127,870
Nuance Communications, Inc. (A)	7,447	128,982
Nutanix, Inc., Class A (A)	3,931	167,932
OneSpan, Inc. (A)	1,137	21,660
Oracle Corp.	98,490	5,078,144
Paycom Software, Inc. (A)	1,457	226,432
Paylocity Holding Corp. (A)	1,265	101,605
Pegasystems, Inc.	1,955	122,383
Pivotal Software, Inc., Class A (A)(B)	2,882	56,430
Pluralsight, Inc., Class A (A)	463	14,816
Progress Software Corp.	1,167	41,183
Proofpoint, Inc. (A)	1,128	119,940
PROS Holdings, Inc. (A)	881	30,853
PTC, Inc. (A)	2,849	302,535
Q2 Holdings, Inc. (A)	1,129	68,361
Qualys, Inc. (A)	930	82,863
Rapid7, Inc. (A)	1,214	44,821
RealNetworks, Inc. (A)	1,582	4,651
RealPage, Inc. (A)	2,087	137,533
Red Hat, Inc. (A)	4,380	596,906
RingCentral, Inc., Class A (A)	1,588	147,763
SailPoint Technologies Holding, Inc. (A)	2,157	73,381
salesforce.com, Inc. (A)	18,268	2,905,160
SecureWorks Corp., Class A (A)	2,218	32,494
SendGrid, Inc. (A)	1,034	38,041
ServiceNow, Inc. (A)	4,328	846,687
ShotSpotter, Inc. (A)	46	2,819
Smartsheet, Inc., Class A (A)	886	27,696
Splunk, Inc. (A)	3,503	423,548
SPS Commerce, Inc. (A)	476	47,238
SS&C Technologies Holdings, Inc.	5,252	298,471
Symantec Corp.	15,265	324,839
Synchronoss Technologies, Inc. (A)	1,289	8,507
Synopsys, Inc. (A)	3,622	357,165
Tableau Software, Inc., Class A (A)	2,045	228,508

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Telaria, Inc. (A)	1,619	$6,136
Telenav, Inc. (A)	1,283	6,479
The Rubicon Project, Inc. (A)	2,172	7,819
The Trade Desk, Inc., Class A (A)	1,112	167,812
The Ultimate Software Group, Inc. (A)	747	240,676
THQ, Inc. (A)(C)	234	0
Tintri, Inc. (A)	1,306	34
TiVo Corp.	2,831	35,246
Tyler Technologies, Inc. (A)	941	230,601
Upland Software, Inc. (A)	562	18,158
Varonis Systems, Inc. (A)	754	55,231
Verint Systems, Inc. (A)	1,548	77,555
Veritone, Inc. (A)	414	4,318
VirnetX Holding Corp. (A)(B)	1,593	7,407
VMware, Inc., Class A (A)	9,958	1,554,045
Workday, Inc., Class A (A)	5,200	759,096
Workiva, Inc. (A)	1,159	45,781
Yext, Inc. (A)	2,503	59,321
Zendesk, Inc. (A)	2,543	180,553
Zix Corp. (A)	1,522	8,447
Zscaler, Inc. (A)	1,721	70,182
Zuora, Inc., Class A (A)	913	21,099
		49,082,366
Technology hardware, storage and peripherals – 3.7%
3D Systems Corp. (A)(B)	3,112	58,817
Apple, Inc.	118,009	26,639,352
Avid Technology, Inc. (A)	369	2,188
Cray, Inc. (A)	1,129	24,274
Diebold Nixdorf, Inc. (B)	2,085	9,383
Eastman Kodak Company (A)(B)	1,268	3,931
Electronics For Imaging, Inc. (A)	1,039	35,409
Hewlett Packard Enterprise Company	36,616	597,207
HP, Inc.	40,182	1,035,490
Immersion Corp. (A)	912	9,640
Intevac, Inc. (A)	912	4,742
NCR Corp. (A)	2,831	80,429
NetApp, Inc.	6,497	558,027
Pure Storage, Inc., Class A (A)	5,303	137,613
Quantum Corp. (A)	1,321	3,170
Super Micro Computer, Inc. (A)	1,340	27,617
USA Technologies, Inc. (A)	1,403	10,102
Western Digital Corp.	7,230	423,244
Xerox Corp.	5,888	158,858
		29,819,493
		152,090,907
Materials – 2.7%
Chemicals – 1.7%
A. Schulman, Inc. (A)(C)	827	1,580
Advanced Emissions Solutions, Inc.	679	8,121
AdvanSix, Inc. (A)	822	27,907
Air Products & Chemicals, Inc.	5,048	843,268
Albemarle Corp.	2,733	272,699
American Vanguard Corp.	823	14,814
Ashland Global Holdings, Inc.	1,587	133,086
Axalta Coating Systems, Ltd. (A)	5,945	173,356
Balchem Corp.	789	88,439
Cabot Corp.	1,452	91,069
Celanese Corp.	3,234	368,676
CF Industries Holdings, Inc.	5,763	313,738
Chase Corp.	194	23,309
Core Molding Technologies, Inc.	342	2,281
CVR Nitrogen LP (A)(C)	1,086	195
DowDuPont, Inc.	55,559	3,572,999
Eastman Chemical Company	3,366	322,194
Ecolab, Inc.	6,668	1,045,409
Ferro Corp. (A)	2,289	53,151
Flotek Industries, Inc. (A)(B)	1,632	3,917
FMC Corp.	3,302	287,868
FutureFuel Corp.	1,208	22,396
GCP Applied Technologies, Inc. (A)	1,735	46,064
Hawkins, Inc.	308	12,767
HB Fuller Company	1,233	63,709
Huntsman Corp.	6,043	164,551
Ingevity Corp. (A)	1,041	106,057
Innophos Holdings, Inc.	539	23,932
Innospec, Inc.	558	42,827
International Flavors & Fragrances, Inc.	1,945	270,588
Intrepid Potash, Inc. (A)	3,517	12,626
KMG Chemicals, Inc.	438	33,095
Koppers Holdings, Inc. (A)	574	17,880
Kraton Corp. (A)	856	40,360
Kronos Worldwide, Inc.	2,872	46,670
LSB Industries, Inc. (A)	1,028	10,054
Minerals Technologies, Inc.	854	57,730
NewMarket Corp.	255	103,405
Olin Corp.	4,080	104,774
OMNOVA Solutions, Inc. (A)	1,269	12,500
PolyOne Corp.	2,059	90,019
PPG Industries, Inc.	5,915	645,504
PQ Group Holdings, Inc. (A)	3,575	62,455
Praxair, Inc.	6,794	1,092,000
Quaker Chemical Corp.	313	63,292
Rayonier Advanced Materials, Inc.	1,194	22,005
RPM International, Inc.	3,201	207,873
Sensient Technologies Corp.	1,100	84,161
Stepan Company	518	45,071
The Chemours Company	4,572	180,320
The Mosaic Company	8,927	289,949
The Scotts Miracle-Gro Company	1,417	111,560
The Sherwin-Williams Company	2,276	1,036,058
Trecora Resources (A)	757	10,598
Tredegar Corp.	935	20,243
Trinseo SA	1,082	84,721
Valhi, Inc.	8,461	19,291
Valvoline, Inc.	4,900	105,399
W.R. Grace & Company	1,656	118,338
Westlake Chemical Corp.	3,198	265,786
Westlake Chemical Partners LP	882	21,962
		13,416,666
Construction materials – 0.1%
Eagle Materials, Inc.	1,244	106,039
Forterra, Inc. (A)(B)	1,860	13,876
Martin Marietta Materials, Inc.	1,564	284,570
Summit Materials, Inc., Class A (A)	2,729	49,613
U.S. Concrete, Inc. (A)(B)	434	19,899
United States Lime & Minerals, Inc.	156	12,316
Vulcan Materials Company	3,307	367,738
		854,051
Containers and packaging – 0.4%
AptarGroup, Inc.	1,545	166,458
Avery Dennison Corp.	2,171	235,228
Ball Corp.	8,464	372,331
Bemis Company, Inc.	2,141	104,053
Berry Global Group, Inc. (A)	3,301	159,735
Crown Holdings, Inc. (A)	3,089	148,272
Graphic Packaging Holding Company	7,924	111,015
Greif, Inc., Class A	1,170	62,782
International Paper Company	9,903	486,732

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Myers Industries, Inc.	844	$19,623
Owens-Illinois, Inc. (A)	4,091	76,870
Packaging Corp. of America	2,305	252,835
Sealed Air Corp.	4,084	163,973
Silgan Holdings, Inc.	2,764	76,839
Sonoco Products Company	2,418	134,199
UFP Technologies, Inc. (A)	258	9,482
WestRock Company	6,305	336,939
		2,917,366
Metals and mining – 0.5%
AK Steel Holding Corp. (A)(B)	8,642	42,346
Alcoa Corp. (A)	4,551	183,860
Allegheny Technologies, Inc. (A)	3,204	94,678
Ampco-Pittsburgh Corp. (A)	449	2,649
Carpenter Technology Corp.	1,110	65,435
Century Aluminum Company (A)	2,372	28,393
Cleveland-Cliffs, Inc. (A)	6,947	87,949
Coeur Mining, Inc. (A)	5,000	26,650
Commercial Metals Company	2,807	57,600
Compass Minerals International, Inc.	807	54,230
Freeport-McMoRan, Inc.	35,806	498,420
Haynes International, Inc.	347	12,319
Hecla Mining Company	9,094	25,372
Kaiser Aluminum Corp.	390	42,533
Materion Corp.	542	32,791
Newmont Mining Corp.	13,261	400,482
Nucor Corp.	7,517	476,954
Olympic Steel, Inc.	377	7,868
Ramaco Resources, Inc. (A)	1,284	9,579
Reliance Steel & Aluminum Company	1,611	137,402
Royal Gold, Inc.	1,614	124,375
Ryerson Holding Corp. (A)	1,026	11,594
Schnitzer Steel Industries, Inc., Class A	739	19,990
Southern Copper Corp.	18,555	800,463
Steel Dynamics, Inc.	5,816	262,825
SunCoke Energy Partners LP	1,313	20,023
SunCoke Energy, Inc. (A)	1,814	21,079
Tahoe Resources, Inc. (A)	7,232	20,177
TimkenSteel Corp. (A)	1,209	17,978
United States Steel Corp.	4,267	130,058
Universal Stainless & Alloy
Products, Inc. (A)	44	1,122
Warrior Met Coal, Inc.	1,459	39,451
Worthington Industries, Inc.	1,542	66,861
		3,823,506
Paper and forest products – 0.0%
Boise Cascade Company	875	32,200
Clearwater Paper Corp. (A)	458	13,603
KapStone Paper and Packaging Corp.	2,429	82,367
Louisiana-Pacific Corp.	3,659	96,927
Neenah, Inc.	462	39,871
PH Glatfelter Company	1,214	23,200
Schweitzer-Mauduit International, Inc.	846	32,410
Verso Corp., Class A (A)	923	31,077
		351,655
		21,363,244
Real estate – 3.4%
Equity real estate investment trusts – 3.2%
Acadia Realty Trust	1,987	55,696
Agree Realty Corp.	771	40,956
Alexander & Baldwin, Inc. (A)	1,921	43,587
Alexander’s, Inc.	128	43,942
Alexandria Real Estate Equities, Inc.	2,535	318,878
American Assets Trust, Inc.	1,312	48,924
American Campus Communities, Inc.	3,361	138,339
American Homes 4 Rent, Class A	7,262	158,965
American Tower Corp.	10,808	1,570,402
Apartment Investment & Management
Company, Class A	3,969	175,152
Apple Hospitality REIT, Inc.	5,697	99,641
Armada Hoffler Properties, Inc.	1,229	18,570
Ashford Hospitality Trust, Inc.	2,875	18,371
AvalonBay Communities, Inc.	3,175	575,151
Bluerock Residential Growth REIT, Inc.	692	6,782
Boston Properties, Inc.	3,609	444,232
Braemar Hotels & Resorts, Inc.	978	11,511
Brandywine Realty Trust	4,317	67,863
Brixmor Property Group, Inc.	7,444	130,344
BRT Apartments Corp.	103	1,240
Camden Property Trust	2,274	212,778
CareTrust REIT, Inc.	2,093	37,067
CatchMark Timber Trust, Inc., Class A	1,240	14,173
CBL & Associates Properties, Inc.	4,721	18,837
Cedar Realty Trust, Inc.	2,623	12,223
Chatham Lodging Trust	1,057	22,081
Chesapeake Lodging Trust	1,636	52,467
CIM Commercial Trust Corp.	1,011	14,154
Clipper Realty, Inc.	674	9,119
Colony Capital, Inc.	13,622	82,958
Columbia Property Trust, Inc.	3,009	71,133
Community Healthcare Trust, Inc.	472	14,623
CoreCivic, Inc.	2,856	69,486
CorEnergy Infrastructure Trust, Inc.	318	11,950
CoreSite Realty Corp.	848	94,247
Corporate Office Properties Trust	2,431	72,517
Cousins Properties, Inc.	10,618	94,394
Crown Castle International Corp.	10,080	1,122,206
CubeSmart	4,630	132,094
CyrusOne, Inc.	2,369	150,195
DDR Corp.	4,620	61,862
DiamondRock Hospitality Company	5,391	62,913
Digital Realty Trust, Inc.	5,092	572,748
Douglas Emmett, Inc.	4,246	160,159
Duke Realty Corp.	8,838	250,734
Easterly Government Properties, Inc.	1,051	20,358
EastGroup Properties, Inc.	845	80,799
Empire State Realty Trust, Inc., Class A	4,008	66,573
EPR Properties	1,892	129,432
Equinix, Inc.	1,965	850,629
Equity Commonwealth (A)	2,866	91,970
Equity LifeStyle Properties, Inc.	2,189	211,129
Equity Residential	8,657	573,613
Essex Property Trust, Inc.	1,633	402,877
Extra Space Storage, Inc.	3,138	271,876
Farmland Partners, Inc.	930	6,231
Federal Realty Investment Trust	1,787	226,002
First Industrial Realty Trust, Inc.	3,029	95,111
Forest City Realty Trust, Inc., Class A	6,586	165,243
Four Corners Property Trust, Inc.	1,372	35,247
Franklin Street Properties Corp.	2,261	18,065
Front Yard Residential Corp.	1,524	16,535
Gaming and Leisure Properties, Inc.	5,410	190,703
Getty Realty Corp.	1,063	30,359
Gladstone Commercial Corp.	793	15,186
Gladstone Land Corp.	554	6,836
Global Medical REIT, Inc.	854	8,045
Global Net Lease, Inc.	1,726	35,987
Government Properties Income Trust	2,692	30,393

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Gramercy Property Trust	4,152	$113,931
HCP, Inc.	11,566	304,417
Healthcare Realty Trust, Inc.	3,141	91,906
Healthcare Trust of America, Inc.,
Class A	5,200	138,684
Hersha Hospitality Trust	1,116	25,300
Highwoods Properties, Inc.	2,513	118,764
Hospitality Properties Trust	4,001	115,389
Host Hotels & Resorts, Inc.	18,183	383,661
Hudson Pacific Properties, Inc.	4,020	131,534
Independence Realty Trust, Inc.	2,197	23,134
InfraREIT, Inc.	1,243	26,289
Investors Real Estate Trust	3,492	20,882
Invitation Homes, Inc.	12,886	295,218
Iron Mountain, Inc.	6,796	234,598
iStar, Inc.	1,236	13,806
JBG SMITH Properties	2,987	110,011
Jernigan Capital, Inc.	373	7,195
Kilroy Realty Corp.	2,467	176,859
Kimco Realty Corp.	10,721	179,470
Kite Realty Group Trust	2,345	39,044
Lamar Advertising Company, Class A	2,477	192,711
LaSalle Hotel Properties	2,784	96,299
Lexington Realty Trust	5,762	47,825
Liberty Property Trust	3,654	154,382
Life Storage, Inc.	1,172	111,528
LTC Properties, Inc.	1,078	47,551
Mack-Cali Realty Corp.	2,128	45,241
MedEquities Realty Trust, Inc.	797	7,747
Medical Properties Trust, Inc.	9,369	139,692
MGM Growth Properties LLC, Class A	1,791	52,817
Mid-America Apartment
Communities, Inc.	2,828	283,309
Monmouth Real Estate Investment Corp.	2,045	34,192
National Health Investors, Inc.	1,008	76,195
National Retail Properties, Inc.	3,888	174,260
National Storage Affiliates Trust	1,224	31,139
New Senior Investment Group, Inc.	2,354	13,889
New York REIT, Inc. (A)	457	8,290
NexPoint Residential Trust, Inc.	612	20,318
NorthStar Realty Europe Corp.	1,568	22,203
Omega Healthcare Investors, Inc.	5,077	166,373
One Liberty Properties, Inc.	540	15,001
Outfront Media, Inc.	3,460	69,027
Paramount Group, Inc.	6,103	92,094
Park Hotels & Resorts, Inc.	5,302	174,012
Pebblebrook Hotel Trust	1,855	67,466
Pennsylvania Real Estate
Investment Trust	1,986	18,788
Physicians Realty Trust	4,378	73,813
Piedmont Office Realty Trust, Inc.,
Class A	3,620	68,527
PotlatchDeltic Corp.	1,585	64,906
Preferred Apartment Communities, Inc.,
Class A	891	15,664
Prologis, Inc.	15,178	1,028,917
PS Business Parks, Inc.	674	85,659
Public Storage	4,096	825,876
QTS Realty Trust, Inc., Class A	1,322	56,410
Ramco-Gershenson Properties Trust	2,198	29,893
Rayonier, Inc.	3,293	111,336
Realty Income Corp.	7,016	399,140
Regency Centers Corp.	4,287	277,240
Retail Opportunity Investments Corp.	2,606	48,654
Retail Properties of America, Inc.,
Class A	5,774	70,385
Retail Value, Inc. (A)	462	15,103
Rexford Industrial Realty, Inc.	1,943	62,098
RLJ Lodging Trust	4,400	96,932
Ryman Hospitality Properties, Inc.	1,293	111,418
Sabra Health Care REIT, Inc.	4,490	103,809
Safety Income & Growth, Inc.	490	9,178
Saul Centers, Inc.	635	35,560
SBA Communications Corp. (A)	2,899	465,666
Select Income REIT	2,213	48,553
Senior Housing Properties Trust	6,130	107,643
Seritage Growth Properties, Class A	961	45,638
Simon Property Group, Inc.	7,462	1,318,909
SL Green Realty Corp.	2,237	218,175
Spirit MTA REIT	1,158	13,340
Spirit Realty Capital, Inc.	11,589	93,407
STAG Industrial, Inc.	2,541	69,878
STORE Capital Corp.	4,881	135,643
Summit Hotel Properties, Inc.	2,834	38,344
Sun Communities, Inc.	2,000	203,080
Sunstone Hotel Investors, Inc.	5,628	92,074
Tanger Factory Outlet Centers, Inc.	2,303	52,693
Taubman Centers, Inc.	1,568	93,813
Terreno Realty Corp.	1,416	53,383
The Macerich Company	3,496	193,294
Tier REIT, Inc.	1,353	32,607
UDR, Inc.	6,669	269,628
UMH Properties, Inc.	958	14,983
Uniti Group, Inc.	4,409	88,841
Universal Health Realty Income Trust	377	28,053
Urban Edge Properties	2,827	62,420
Urstadt Biddle Properties, Inc., Class A	1,239	26,378
Ventas, Inc.	8,813	479,251
VEREIT, Inc.	24,670	179,104
VICI Properties, Inc.	4,828	104,381
Vornado Realty Trust	4,715	344,195
Washington Prime Group, Inc.	5,126	37,420
Washington Real Estate Investment Trust	2,124	65,101
Weingarten Realty Investors	3,295	98,059
Welltower, Inc.	9,195	591,422
Weyerhaeuser Company	18,733	604,514
Whitestone REIT	991	13,755
Winthrop Realty Trust (A)(C)	1,052	1,946
WP Carey, Inc.	2,710	174,280
Xenia Hotels & Resorts, Inc.	2,922	69,251
		25,796,944
Real estate management and development – 0.2%
Brookfield Property Partners LP	8,901	185,942
CBRE Group, Inc., Class A (A)	8,374	369,293
Consolidated-Tomoka Land Company	170	10,588
Five Point Holdings LLC, Class A (A)	3,940	37,075
Forestar Group, Inc. (A)(B)	1,153	24,444
FRP Holdings, Inc. (A)	280	17,388
HFF, Inc., Class A	1,055	44,816
Jones Lang LaSalle, Inc.	1,136	163,948
Kennedy-Wilson Holdings, Inc.	4,047	87,011
Landmark Infrastructure Partners LP	598	8,282
Marcus & Millichap, Inc. (A)	1,054	36,584
Maui Land & Pineapple
Company, Inc. (A)	514	6,579
Newmark Group, Inc., Class A	3,834	42,902
Rafael Holdings, Inc., Class B (A)	333	2,797
RE/MAX Holdings, Inc., Class A	477	21,155
Redfin Corp. (A)(B)	2,050	38,335

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tejon Ranch Company (A)	613	$13,308
The Howard Hughes Corp. (A)	1,074	133,412
The RMR Group, Inc., Class A	720	66,816
The St. Joe Company (A)	1,562	26,242
		1,336,917
		27,133,861
Utilities – 2.6%
Electric utilities – 1.5%
ALLETE, Inc.	1,285	96,388
Alliant Energy Corp.	5,696	242,479
American Electric Power Company, Inc.	11,914	844,464
Avangrid, Inc.	7,614	364,939
Duke Energy Corp.	16,630	1,330,733
Edison International	8,020	542,794
El Paso Electric Company	968	55,370
Entergy Corp.	4,503	365,328
Evergy, Inc.	6,669	366,261
Eversource Energy	7,524	462,275
Exelon Corp.	23,340	1,019,024
FirstEnergy Corp.	11,386	423,218
Genie Energy, Ltd., B Shares	1,221	6,593
Hawaiian Electric Industries, Inc.	2,774	98,727
IDACORP, Inc.	1,215	120,564
MGE Energy, Inc.	844	53,889
NextEra Energy, Inc.	11,219	1,880,304
OGE Energy Corp.	4,993	181,346
Otter Tail Corp.	958	45,888
PG&E Corp. (A)	12,417	571,306
Pinnacle West Capital Corp.	2,760	218,537
PNM Resources, Inc.	1,950	76,928
Portland General Electric Company	2,282	104,082
PPL Corp.	17,111	500,668
Spark Energy, Inc., Class A	934	7,706
The Southern Company	24,715	1,077,574
Xcel Energy, Inc.	12,058	569,258
		11,626,643
Gas utilities – 0.2%
AmeriGas Partners LP (B)	2,238	88,423
Atmos Energy Corp.	2,305	216,463
Chesapeake Utilities Corp.	443	37,168
Ferrellgas Partners LP (B)	2,897	6,402
National Fuel Gas Company	2,083	116,773
New Jersey Resources Corp.	2,183	100,636
Northwest Natural Holding Company	771	51,580
ONE Gas, Inc.	1,282	105,483
RGC Resources, Inc.	260	6,945
South Jersey Industries, Inc.	1,918	67,648
Southwest Gas Holdings, Inc.	1,196	94,520
Spire, Inc.	1,183	87,010
Star Group LP	997	9,741
Suburban Propane Partners LP	1,457	34,283
UGI Corp.	4,228	234,569
		1,257,644
Independent power and renewable electricity producers – 0.1%
AES Corp.	16,800	235,200
Atlantic Power Corp. (A)	3,721	8,186
NextEra Energy Partners LP	1,308	63,438
NRG Energy, Inc.	7,840	293,216
Ormat Technologies, Inc.	1,272	68,828
TerraForm Power, Inc., Class A	3,859	44,571
Vistra Energy Corp. (A)	12,671	315,254
		1,028,693
Multi-utilities – 0.7%
Ameren Corp.	5,948	376,033
Avista Corp.	1,598	80,795
Black Hills Corp.	1,338	77,724
CenterPoint Energy, Inc.	10,638	294,141
CMS Energy Corp.	7,018	343,882
Consolidated Edison, Inc.	6,455	491,806
Dominion Energy, Inc.	15,979	1,123,004
DTE Energy Company	4,343	473,952
MDU Resources Group, Inc.	4,826	123,980
NiSource, Inc.	8,259	205,814
NorthWestern Corp.	1,169	68,574
Public Service Enterprise Group, Inc.	12,459	657,711
SCANA Corp.	3,539	137,632
Sempra Energy	6,305	717,194
Unitil Corp.	380	19,342
Vectren Corp.	2,143	153,203
WEC Energy Group, Inc.	7,781	519,460
		5,864,247
Water utilities – 0.1%
American States Water Company	858	52,458
American Water Works Company, Inc.	3,953	347,745
Aqua America, Inc.	4,212	155,423
AquaVenture Holdings, Ltd. (A)	770	13,914
Artesian Resources Corp., Class A	244	8,974
Cadiz, Inc. (A)	630	7,025
California Water Service Group	1,119	48,005
Connecticut Water Service, Inc.	314	21,782
Global Water Resources, Inc.	799	8,461
Middlesex Water Company	449	21,741
Pure Cycle Corp. (A)	995	11,492
SJW Group	551	33,694
The York Water Company	354	10,762
		741,476
		20,518,703
TOTAL COMMON STOCKS (Cost $386,137,946)		$773,618,181

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000% (B)	198	4,964
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	630	14,396
TOTAL PREFERRED SECURITIES (Cost $14,563)		$19,360

WARRANTS – 0.0%
Amplify Energy Corp. (Expiration
Date: 5-4-22; Strike Price: $42.60) (A)	57	7
Basic Energy Services, Inc. (Expiration
Date: 12-22-23; Strike Price:
$55.25) (A)	55	8
BioTime, Inc. (Expiration Date: 10-1-18;
Strike Price: $4.55) (A)	184	2
Bonanza Creek Energy, Inc. (Expiration
Date: 4-28-20; Strike Price:
$71.23) (A)	46	8
C&J Energy Services, Inc. (Expiration
Date: 1-6-24; Strike Price: $27.95) (A)	29	102
Eagle Bulk Shipping, Inc. (Expiration
Date: 10-15-21; Strike Price:
$27.82) (A)	101	8
Education Management Corp.
(Expiration Date: 1-5-22) (A)(D)	4,333	2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
Genco Shipping & Trading, Ltd.
(Expiration Date: 7-9-21; Strike Price:
$20.99) (A)	92	$37
Hycroft Mining Corp. (Expiration
Date: 10-12-22) (A)(D)	196	20
Key Energy Services, Inc. (Expiration
Date: 12-15-20) (A)(D)	20	9
Key Energy Services, Inc. (Expiration
Date: 12-15-21) (A)(D)	20	13
SilverBow Resources, Inc. (Expiration
Date: 4-22-19; Strike Price:
$80.00) (A)	50	3
SilverBow Resources, Inc. (Expiration
Date: 4-22-20; Strike Price:
$86.18) (A)	50	17
Talos Energy, Inc. (Expiration
Date: 2-28-21; Strike Price:
$42.04) (A)	80	362
Tidewater, Inc., Class A (Expiration
Date: 7-31-23; Strike Price:
$57.06) (A)	66	272
Tidewater, Inc., Class B (Expiration
Date: 7-31-23; Strike Price:
$62.28) (A)	71	261
Vanguard Natural Resources, Inc.
(Expiration Date: 2-21-21) (A)(D)	3	3
TOTAL WARRANTS (Cost $60,914)		$1,134

SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust,
2.1505% (E)(F)	1,339,473	13,400,889
TOTAL SECURITIES LENDING COLLATERAL (Cost
$13,402,067)		$13,400,889

SHORT-TERM INVESTMENTS – 3.2%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note
2.000%, 10/17/2018 *	$15,000,000	14,985,930
Tennessee Valley Authority Discount
Note
2.055%, 10/16/2018 *	5,000,000	$4,995,605
		19,981,535
Repurchase agreement – 0.7%
Repurchase Agreement with State Street
Corp. dated 9-28-18 at 1.050% to be
repurchased at $5,531,484 on 10-1-18,
collateralized by $5,830,000
U.S. Treasury Notes, 2.250% due
1-31-24 (valued at $5,643,294,
including interest)	5,531,000	5,531,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,513,386)		$25,512,535
Total Investments (Total Stock Market Index Trust)
(Cost $425,128,876) – 101.7%		$812,552,099
Other assets and liabilities, net – (1.7%)		(13,378,691)
TOTAL NET ASSETS – 100.0%		$799,173,408

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $13,109,595.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 E-Mini Index Futures	40	Long	Dec 2018	$3,439,731	$3,401,600	$(38,131)
S&P 500 Index Futures	30	Long	Dec 2018	21,830,973	21,892,500	61,527
S&P Mid 400 Index E-Mini Futures	11	Long	Dec 2018	2,250,854	2,227,720	(23,134)
						$262

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 15.8%
U.S. Government – 12.5%
U.S. Treasury Notes
1.500%, 10/31/2019	$15,000,000	$14,811,914
1.750%, 10/31/2018	12,000,000	11,996,923
		26,808,837
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
2.234%, (12 month LIBOR +
1.642%), 09/01/2043 (A)	1,332,556	1,329,188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
3.686%, (1 Year CMT + 2.108%),
12/01/2035 (A)	$226,793	$237,617
3.730%, (6 month LIBOR + 1.515%),
12/01/2035 (A)	122,943	126,215
3.880%, (12 month LIBOR +
1.614%), 05/01/2037 (A)	166,685	174,280
4.065%, (6 month LIBOR + 1.565%),
12/01/2036 (A)	25,250	25,992
4.092%, (12 month LIBOR +
1.658%), 02/01/2036 (A)	143,689	149,492
4.141%, (1 Year CMT + 2.165%),
11/01/2036 (A)	219,279	228,581
4.197%, (12 month LIBOR +
1.447%), 06/01/2036 (A)	90,715	93,782
4.215%, (1 Year CMT + 2.231%),
05/01/2034 (A)	221,644	232,766
4.545%, (1 Year CMT + 2.295%),
08/01/2035 (A)	223,478	232,418
Federal National Mortgage Association
3.348%, (12 month LIBOR +
1.435%), 04/01/2035 (A)	817,334	837,129
3.373%, (12 month LIBOR +
1.295%), 10/01/2038 (A)	126,824	131,834
3.612%, (1 Year CMT + 2.196%),
02/01/2035 (A)	457,671	480,999
3.727%, (1 Year CMT + 2.178%),
01/01/2036 (A)	253,702	265,293
3.743%, (6 month LIBOR + 1.486%),
10/01/2035 (A)	306,706	312,242
3.763%, (1 Year CMT + 2.187%),
05/01/2036 (A)	522,202	542,073
3.865%, (1 Year CMT + 2.206%),
01/01/2036 (A)	114,655	119,082
3.871%, (1 Year CMT + 2.333%),
05/01/2034 (A)	141,624	149,674
3.970%, (12 month LIBOR +
1.587%), 07/01/2035 (A)	419,843	435,805
4.027%, (6 month LIBOR + 1.535%),
02/01/2035 (A)	210,343	216,376
4.074%, (1 Year CMT + 2.270%),
07/01/2035 (A)	237,805	250,577
Government National Mortgage Association
2.750%, (1 Year CMT + 1.500%),
08/20/2032 to 08/20/2035 (A)	480,654	492,965
		7,064,380
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $33,127,185)		$33,873,217

CORPORATE BONDS – 55.7%
Communication services – 2.4%
Charter Communications Operating LLC
3.579%, 07/23/2020	2,000,000	2,001,199
NBCUniversal Media LLC
5.150%, 04/30/2020	3,000,000	3,092,049
		5,093,248
Consumer discretionary – 3.7%
Ford Motor Credit Company LLC
2.021%, 05/03/2019	3,000,000	2,982,042
General Motors Financial Company, Inc.
3.500%, 07/10/2019	2,000,000	2,008,304
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	2,989,797
		7,980,143
Consumer staples – 2.3%
Altria Group, Inc.
2.625%, 01/14/2020	3,000,000	2,982,491
Kraft Heinz Foods Company
2.800%, 07/02/2020	2,000,000	1,982,929
		4,965,420
Energy – 2.0%
Kinder Morgan, Inc.
6.500%, 09/15/2020	1,190,000	1,257,669
Shell International Finance BV
2.000%, 11/15/2018	3,000,000	2,998,170
		4,255,839
Financials – 28.7%
AIA Group, Ltd.
2.250%, 03/11/2019 (B)	2,000,000	1,988,883
American Express Credit Corp.
2.375%, 05/26/2020	2,000,000	1,975,158
Ameriprise Financial, Inc.
5.300%, 03/15/2020	3,000,000	3,093,089
Bank of America Corp.
5.625%, 07/01/2020	2,000,000	2,081,773
BB&T Corp.
2.450%, 01/15/2020	2,000,000	1,984,840
BNP Paribas SA
2.450%, 03/17/2019	2,000,000	1,998,314
BPCE SA
2.500%, 12/10/2018	1,919,000	1,919,239
Citibank NA (3 month LIBOR +
0.350%) 2.688%, 02/12/2021 (A)	610,000	610,194
Citigroup, Inc. (3 month LIBOR +
1.310%) 3.645%, 10/26/2020 (A)	695,000	709,020
Citizens Bank NA
2.250%, 03/02/2020	3,000,000	2,959,640
Credit Agricole SA
2.625%, 10/03/2018 (B)	2,000,000	2,000,012
Discover Bank
3.100%, 06/04/2020	2,000,000	1,987,336
FS Investment Corp.
4.000%, 07/15/2019	160,000	160,601
HSBC USA, Inc.
2.250%, 06/23/2019	2,500,000	2,491,688
ING Bank NV
2.300%, 03/22/2019 (B)	2,000,000	1,995,779
JPMorgan Chase & Co. (3 month
LIBOR + 1.110%) 3.417%,
06/07/2021 (A)	822,000	838,391
JPMorgan Chase Bank NA (3 month
LIBOR + 0.290%) 2.633%,
02/01/2021 (A)	750,000	750,938
Lincoln National Corp.
6.250%, 02/15/2020	2,010,000	2,083,112
Macquarie Group, Ltd.
3.000%, 12/03/2018 (B)	2,500,000	2,501,883
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 4.201%,
03/01/2021 (A)(C)	2,246,000	2,319,203
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,112,611
MUFG Union Bank NA
2.250%, 05/06/2019	1,250,000	1,246,557

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
2.000%, 01/14/2019	$2,000,000	$1,997,804
PNC Bank NA
2.200%, 01/28/2019	2,500,000	2,497,250
Santander UK PLC
2.500%, 03/14/2019	2,000,000	1,998,760
Societe Generale SA
2.625%, 10/01/2018	2,000,000	2,000,000
Standard Chartered PLC
2.400%, 09/08/2019 (B)	1,645,000	1,629,794
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	2,000,000	1,999,190
Sumitomo Mitsui Trust Bank, Ltd.
1.950%, 09/19/2019 (B)	2,000,000	1,979,535
The Bank of New York Mellon Corp.
2.300%, 09/11/2019	2,000,000	1,990,318
UBS AG
2.375%, 08/14/2019	3,000,000	2,987,755
Wells Fargo & Company
2.500%, 03/04/2021	3,000,000	2,937,639
		61,826,306
Health care – 5.0%
Amgen, Inc.
1.900%, 05/10/2019	3,000,000	2,984,357
Baxalta, Inc.
2.875%, 06/23/2020	596,000	591,038
CVS Health Corp. (3 month LIBOR +
0.720%) 3.047%, 03/09/2021 (A)	3,000,000	3,023,555
McKesson Corp.
2.284%, 03/15/2019	2,769,000	2,763,133
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	1,446,000	1,422,512
		10,784,595
Industrials – 3.1%
AerCap Ireland Capital DAC
4.250%, 07/01/2020	2,000,000	2,020,097
Caterpillar Financial Services Corp.
2.100%, 01/10/2020	2,000,000	1,978,484
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (B)	2,615,000	2,605,973
		6,604,554
Information technology – 4.8%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	2,991,994
Dell International LLC
3.480%, 06/01/2019 (B)	2,000,000	2,005,085
IBM Corp.
1.800%, 05/17/2019	3,000,000	2,985,242
NetApp, Inc.
2.000%, 09/27/2019	345,000	341,932
VMware, Inc.
2.300%, 08/21/2020	2,000,000	1,960,542
		10,284,795
Materials – 1.2%
The Sherwin-Williams Company
7.250%, 06/15/2019	2,500,000	2,573,555
Real estate – 0.7%
American Tower Corp.
3.400%, 02/15/2019	1,515,000	1,517,635
Utilities – 1.8%
Dominion Energy, Inc.
1.875%, 12/15/2018 (B)	2,000,000	1,996,679
Emera US Finance LP
2.150%, 06/15/2019	2,000,000	1,987,081
		3,983,760
TOTAL CORPORATE BONDS (Cost
$121,098,707)		$119,869,850

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal National Mortgage Association
Series 2013-10, Class FT (1 month
LIBOR + 0.350%)
2.415%, 04/25/2042 (A)	1,155,615	1,154,546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,158,143)		$1,154,546

ASSET BACKED SECURITIES – 18.8%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	1,495,674	1,492,630
Series 2017-3, Class A3
1.740%, 09/15/2021	1,320,000	1,307,065
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	3,000,000	2,958,464
BMW Vehicle Owner Trust
Series 2016-A, Class A3
1.160%, 11/25/2020	790,020	784,613
Capital One Multi-Asset Execution Trust
Series 2015-A7, Class A7
1.450%, 08/16/2021	2,965,000	2,963,919
CarMax Auto Owner Trust
Series 2016-1, Class A4
1.880%, 06/15/2021	2,140,000	2,112,152
Series 2016-2, Class A3
1.520%, 02/16/2021	1,186,660	1,179,434
Series 2017-3, Class A2A
1.640%, 09/15/2020	1,400,615	1,396,148
Chase Issuance Trust
Series 2012-A4, Class A4
1.580%, 08/15/2021	3,000,000	2,969,207
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.150%, 07/15/2021	3,000,000	2,985,259
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.670%, 01/18/2022	3,000,000	2,974,916
Ford Credit Auto Owner Trust
Series 2015-1, Class A
2.120%, 07/15/2026 (B)	3,000,000	2,965,006
Series 2016-A, Class A4
1.600%, 06/15/2021	635,000	628,214
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	700,000	686,459
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4
1.560%, 10/18/2021	2,112,833	2,109,628
Hyundai Auto Receivables Trust
Series 2016-A, Class A3
1.560%, 09/15/2020	1,191,560	1,186,865
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3
1.340%, 12/16/2019	292,251	291,969

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Mercedes-Benz Auto
Receivables Trust (continued)
Series 2016-1, Class A4
1.460%, 12/15/2022	$3,000,000	$2,929,751
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	2,393,989	2,384,529
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3
1.250%, 03/16/2020	823,098	819,944
USAA Auto Owner Trust
Series 2017-1, Class A4
1.880%, 09/15/2022	3,355,000	3,292,459
TOTAL ASSET BACKED SECURITIES (Cost
$40,525,799)		$40,418,631

SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust,
2.1505% (D)(E)	133,804	1,338,655
TOTAL SECURITIES LENDING COLLATERAL (Cost
$1,338,816)		$1,338,655

SHORT-TERM INVESTMENTS – 4.7%
U.S. Government Agency – 3.0%
Federal Agricultural Mortgage Corp.
Discount Note
2.000%, 10/01/2018 *	533,000	533,000
Federal Home Loan Bank Discount Note
2.000%, 10/01/2018 *	5,919,000	5,919,000
		6,452,000
Money market funds – 1.4%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.9720% (D)	3,105,115	3,105,115
Repurchase agreement – 0.3%
Barclays Tri-Party Repurchase
Agreement dated 9-28-18 at 2.180%
to be repurchased at $585,106 on
10-1-18, collateralized by $585,300
U.S. Treasury Inflation Indexed Notes,
0.375% - 2.125% due 1-15-19 to
1-15-27 (valued at $596,829
including interest)	$585,000	585,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,142,115)		$10,142,115
Total Investments (Ultra Short Term Bond Trust)
(Cost $207,390,765) – 96.1%		$206,797,014
Other assets and liabilities, net – 3.9%		8,384,534
TOTAL NET ASSETS – 100.0%		$215,181,548

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,668,629 or 10.1% of the fund’s net assets as of 9-30-18.
(C)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $1,304,212.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.6%
Communication services – 15.4%
Diversified telecommunication services – 8.0%
Cellnex Telecom SA (A)	120,999	$3,173,465
Com Hem Holding AB	382,016	6,311,331
Hellenic Telecommunications
Organization SA	180,287	2,210,647
Koninklijke KPN NV	843,670	2,225,616
Orange SA	157,837	2,511,443
Telefonica Brasil SA, ADR	114,910	1,118,074
Telesites SAB de CV (B)(C)	898,400	701,860
TELUS Corp.	77,057	2,840,308
		21,092,744
Media – 4.4%
Altice USA, Inc., Class A	212,856	3,861,208
Comcast Corp., Class A	159,647	5,653,100
NOS SGPS SA	363,025	2,174,316
		11,688,624
Wireless telecommunication services – 3.0%
Advanced Info Service PCL	229,400	1,426,041
KDDI Corp.	52,700	1,453,821
Millicom International Cellular SA	17,306	992,515
Mobile TeleSystems PJSC, ADR	181,322	1,546,677
Vodafone Group PLC	568,133	1,217,294
XL Axiata Tbk PT (B)	6,358,550	1,177,295
		7,813,643
		40,595,011
Energy – 16.6%
Oil, gas and consumable fuels – 16.6%
Cheniere Energy, Inc. (B)	74,114	5,150,182
Enable Midstream Partners LP (C)	64,086	1,079,208
Enbridge, Inc.	154,547	4,987,047
Energy Transfer Partners LP	83,659	1,862,249
Enterprise Products Partners LP	230,644	6,626,402
EQT GP Holdings LP (C)	12,508	260,542
EQT Midstream Partners LP	75,600	3,990,168
Kinder Morgan, Inc.	101,878	1,806,297
Plains All American Pipeline LP	29,632	741,096
Plains GP Holdings LP, Class A (B)	65,243	1,600,411
SemGroup Corp., Class A	34,047	750,736
Targa Resources Corp.	33,318	1,876,137
The Williams Companies, Inc.	163,555	4,447,060
TransCanada Corp. (C)	138,082	5,586,781
Western Gas Equity Partners LP	99,139	2,968,222
		43,732,538
Industrials – 0.2%
Commercial services and supplies – 0.2%
Covanta Holding Corp.	33,493	544,261
Real estate – 2.2%
Equity real estate investment trusts – 2.2%
American Tower Corp.	39,470	5,734,991
Utilities – 60.2%
Electric utilities – 35.0%
American Electric Power Company, Inc.	112,883	8,001,147
Avangrid, Inc.	33,217	1,592,091

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Duke Energy Corp.	76,589	$6,128,652
Edison International	70,929	4,800,475
Emera, Inc.	85,795	2,667,539
Enel Americas SA, ADR	156,123	1,206,831
Enel SpA	1,117,184	5,710,514
Entergy Corp.	52,255	4,239,448
Equatorial Energia SA	25,000	355,697
Evergy, Inc.	71,564	3,930,295
Eversource Energy	21,766	1,337,303
Exelon Corp.	321,178	14,022,627
Iberdrola SA	763,936	5,610,997
NextEra Energy, Inc.	71,568	11,994,797
PG&E Corp. (B)	102,867	4,732,911
PPL Corp.	277,179	8,110,258
SSE PLC	304,750	4,551,094
The Southern Company	57,843	2,521,955
Xcel Energy, Inc.	12,502	590,219
		92,104,850
Gas utilities – 1.7%
APA Group	165,017	1,189,998
China Resources Gas Group, Ltd.	824,000	3,350,809
		4,540,807
Independent power and renewable electricity producers – 14.6%
AES Corp.	195,214	2,732,996
China Longyuan Power Group Corp.,
Ltd., H Shares	1,055,000	888,406
Clearway Energy, Inc., Class A	115,306	2,195,426
Clearway Energy, Inc., Class C	31,282	602,179
EDP Renovaveis SA	1,371,066	13,916,606
Engie Brasil Energia SA	122,100	1,072,689
NextEra Energy Partners LP (C)	80,784	3,918,024
NRG Energy, Inc.	179,746	6,722,500
NTPC, Ltd.	575,677	1,333,407
Vistra Energy Corp. (B)	207,812	5,170,363
		38,552,596
Multi-utilities – 8.3%
CenterPoint Energy, Inc.	165,603	4,578,923
CMS Energy Corp.	18,801	921,249
Dominion Energy, Inc.	23,827	1,674,562
E.ON SE	130,443	1,327,355
NiSource, Inc.	36,512	909,879
Public Service Enterprise Group, Inc.	87,818	4,635,912
RWE AG	120,810	2,982,726
Sempra Energy	41,242	4,691,278
		21,721,884
Water utilities – 0.6%
Cia de Saneamento Basico do Estado de
Sao Paulo	282,500	1,650,141
		158,570,278
TOTAL COMMON STOCKS (Cost $233,080,825)		$249,177,079

PREFERRED SECURITIES – 4.4%
Utilities – 4.4%
Electric utilities – 1.3%
NextEra Energy, Inc., 6.123% (C)	62,153	3,539,613
Gas utilities – 0.3%
South Jersey Industries, Inc., 7.250%	14,611	815,440
Independent power and renewable electricity producers – 0.5%
Vistra Energy Corp., 7.000%	13,018	1,266,521
Multi-utilities – 2.3%
CenterPoint Energy, Inc., 7.000%	13,591	686,210
Dominion Energy, Inc., 6.750%	56,483	2,671,646
Sempra Energy, 6.000%	13,167	1,327,760
Sempra Energy, 6.750%	12,738	1,278,131
		5,963,747
		11,585,321
TOTAL PREFERRED SECURITIES (Cost $11,045,292)		$11,585,321

PURCHASED OPTIONS – 0.1%
Calls – 0.1%
Over the Counter Option on PG&E
Corp. (Expiration Date: 12-21-18;
Strike Price: $46.00;
Counterparty: Goldman Sachs &
Company; Notional Amount: 96,500) (B)	965	276,038
TOTAL PURCHASED OPTIONS (Cost $357,050)		$276,038

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust,
2.1505% (D)(E)	668,208	6,685,155
TOTAL SECURITIES LENDING COLLATERAL (Cost
$6,685,864)		$6,685,155

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional Treasury Money
Market Fund, Premier Class, 1.9453% (D)	4,204,133	4,204,133
TOTAL SHORT-TERM INVESTMENTS (Cost $4,204,133)		$4,204,133
Total Investments (Utilities Trust)
(Cost $255,373,164) – 103.2%		$271,927,726
Other assets and liabilities, net – (3.2%)		(8,518,825)
TOTAL NET ASSETS – 100.0%		$263,408,901

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-18. The value of securities on loan amounted to $6,489,838.
(D)	The rate shown is the annualized seven-day yield as of 9-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	431,668	USD	504,705	Citibank N.A.	10/17/2018	—	($2,928)
EUR	102,498	USD	120,521	Goldman Sachs International	10/17/2018	—	(1,375)
EUR	16,413	USD	18,785	JPMorgan Chase Bank N.A.	10/17/2018	$293	—
EUR	142,590	USD	167,740	Natwest Markets PLC	10/17/2018	—	(1,992)
GBP	475,000	USD	625,613	Morgan Stanley Capital Services, Inc.	10/17/2018	—	(6,088)
USD	66,725	CAD	87,827	JPMorgan Chase Bank N.A.	10/17/2018	—	(1,295)
USD	10,411,157	CAD	13,678,699	Merrill Lynch International	10/17/2018	—	(182,734)
USD	44,684	CAD	58,677	Natwest Markets PLC	10/17/2018	—	(760)
USD	1,188,542	EUR	1,011,009	Deutsche Bank AG	10/17/2018	13,332	—
USD	574,780	EUR	488,000	HSBC Bank USA	10/17/2018	7,522	—
USD	19,786,493	EUR	16,801,804	JPMorgan Chase Bank N.A.	10/17/2018	255,860	—
USD	622,045	EUR	536,525	Morgan Stanley Capital Services, Inc.	10/17/2018	—	(1,619)
USD	6,115,632	EUR	5,209,182	JPMorgan Chase Bank N.A.	12/18/2018	28,507	—
USD	37,494	GBP	28,419	BNP Paribas SA	10/17/2018	428	—
USD	171,260	GBP	130,074	JPMorgan Chase Bank N.A.	10/17/2018	1,609	—
USD	4,031,121	GBP	3,056,879	Merrill Lynch International	10/17/2018	44,146	—
						$351,697	($198,791)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-18:

Capital Appreciation Trust
United States	89.6%
China	5.6%
France	2.2%
United Kingdom	1.9%
Other countries	0.7%
TOTAL	100.0%
Financial Industries Trust
United States	82.2%
United Kingdom	4.2%
Spain	2.4%
Bermuda	2.4%
Switzerland	2.0%
Norway	1.6%
Sweden	1.3%
France	1.2%
Other countries	2.7%
TOTAL	100.0%
High Yield Trust
United States	76.7%
Cayman Islands	5.4%
Canada	4.8%
United Kingdom	3.1%
Netherlands	1.7%
France	1.7%
Luxembourg	1.3%
Other countries	5.3%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	84.1%
Cayman Islands	9.2%
United Kingdom	1.0%
Other countries	5.7%
TOTAL	100.0%
Mid Value Trust
United States	87.7%
Canada	5.0%
Ireland	2.8%
Denmark	1.4%
Other countries	3.1%
TOTAL	100.0%
Mutual Shares Trust
United States	80.7%
United Kingdom	6.0%
Switzerland	4.0%
Ireland	3.8%
Netherlands	2.4%
South Korea	1.5%
Other countries	1.6%
TOTAL	100.0%
New Income Trust
United States	87.6%
Cayman Islands	3.6%
United Kingdom	1.3%
Netherlands	1.1%
Mexico	1.1%
Other countries	5.3%
TOTAL	100.0%
Science & Technology Trust
United States	83.8%
China	6.7%
South Korea	3.3%
Taiwan	1.3%
Russia	1.2%
South Africa	1.1%
Other countries	2.6%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
United States	88.6%
United Kingdom	5.0%
Luxembourg	2.2%
India	2.1%
Ireland	1.4%
Other countries	0.7%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.7%
Japan	7.6%
United Kingdom	5.0%
France	3.4%
Switzerland	3.0%
Germany	2.9%
Australia	2.1%
Netherlands	1.5%
Hong Kong	1.1%
Ireland	1.0%
Other countries	4.7%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	61.3%
Mexico	5.6%
Supranational	4.5%
Indonesia	4.0%
Canada	2.7%
Ireland	2.2%
Netherlands	1.8%
Brazil	1.8%
Malaysia	1.5%
Norway	1.4%
Other countries	13.2%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	83.4%
France	3.7%
Netherlands	3.0%
Japan	2.9%
Australia	2.1%
United Kingdom	1.7%
Switzerland	1.4%
Other countries	1.8%
TOTAL	100.0%
Utilities Trust
United States	66.0%
Spain	8.6%
Canada	6.1%
Sweden	2.4%
United Kingdom	2.2%
Italy	2.2%
Germany	1.6%
Brazil	1.6%
Hong Kong	1.3%
France	1.0%
Other countries	7.0%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-18:

Emerging Markets Value Trust
Financials	29.4%
Materials	16.9%
Energy	15.7%
Industrials	9.9%
Information technology	8.3%
Consumer discretionary	6.7%
Communication services	4.6%
Real estate	2.9%
Consumer staples	2.3%
Health care	1.5%
Utilities	1.1%
Short-term investments and other	0.7%
TOTAL	100.0%
Global Trust
Financials	21.7%
Health care	17.9%
Communication services	13.9%
Energy	11.7%
Industrials	8.5%
Consumer staples	5.8%
Information technology	5.7%
Consumer discretionary	5.2%
Materials	3.4%
Utilities	2.3%
Real estate	1.0%
Short-term investments and other	2.9%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust
Financials	22.3%
Industrials	10.6%
Consumer discretionary	10.3%
Consumer staples	9.2%
Information technology	8.1%
Health care	8.0%
Materials	7.7%
Energy	7.7%
Communication services	7.5%
Utilities	2.8%
Real estate	2.5%
Short-term investments and other	3.3%
TOTAL	100.0%
International Growth Stock Trust
Financials	21.8%
Consumer staples	18.5%
Industrials	16.3%
Information technology	15.1%
Consumer discretionary	5.9%
Communication services	5.8%
Health care	5.7%
Energy	4.7%
Materials	2.5%
Short-term investments and other	3.7%
TOTAL	100.0%
International Small Company Trust
Industrials	25.8%
Consumer discretionary	13.0%
Financials	12.6%
Materials	11.1%
Information technology	7.7%
Health care	5.7%
Energy	5.5%
Consumer staples	5.4%
Communication services	4.6%
Real estate	4.2%
Utilities	3.2%
Short-term investments and other	1.2%
TOTAL	100.0%
International Value Trust
Financials	22.3%
Health care	17.1%
Energy	14.4%
Communication services	10.8%
Information technology	8.1%
Materials	7.7%
Industrials	7.2%
Consumer discretionary	4.9%
Consumer staples	2.7%
Utilities	1.6%
Real estate	0.4%
Short-term investments and other	2.8%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2018, all investments of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Moderate Portfolio, Real Estate Securities Trust and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and discount notes which are categorized as Level 2.

All investments of Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio are categorized as Level 1 under the hierarchy described above, except for commercial paper and U.S. Government and Agency securities which are categorized as Level 2.

All investments of Money Market Trust and Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above.

All investments of Select Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Core Bond Trust, Total Bond Market Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2018, by major security category or type:

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$238,489,976	—	$238,489,976	—
Foreign government obligations	4,561,823	—	4,561,823	—
Corporate bonds	282,603,178	—	282,603,178	—
Convertible bonds	284,772	—	284,772	—
Capital preferred securities	1,914,994	—	1,914,994	—
Municipal bonds	4,277,794	—	4,277,794	—
Term loans	736,284	—	736,284	—
Collateralized mortgage obligations	68,869,385	—	68,869,385	—
Asset backed securities	80,198,286	—	80,198,286	—
Preferred securities	1,259,665	$1,060,225	199,440	—
Securities lending collateral	5,701,684	5,701,684	—	—
Short-term investments	73,646,620	67,279,620	6,367,000	—
Total investments in securities	$762,544,461	$74,041,529	$688,502,932	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$309,653,646	$279,369,421	$30,284,225	—
Consumer discretionary	517,660,753	517,660,753	—	—
Consumer staples	4,171,356	4,171,356	—	—
Financials	154,888,517	154,888,517	—	—
Health care	381,217,446	381,217,446	—	—
Industrials	236,428,120	236,428,120	—	—
Information technology	605,029,003	605,029,003	—	—
Materials	21,294,396	21,294,396	—	—
Real estate	4,695,417	4,695,417	—	—
Utilities	4,732,386	4,732,386	—	—
Securities lending collateral	30,575,050	30,575,050	—	—
Short-term investments	20,706,677	20,706,677	—	—
Total investments in securities	$2,291,052,767	$2,260,768,542	$30,284,225	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$153,967,674	$129,497,759	$24,469,915	—
Consumer discretionary	187,850,767	176,860,852	10,989,915	—
Consumer staples	32,212,234	32,212,234	—	—
Energy	10,812,103	10,812,103	—	—
Financials	35,314,461	35,314,461	—	—
Health care	111,047,595	111,047,595	—	—
Industrials	58,464,338	49,040,722	9,423,616	—
Information technology	332,484,420	325,423,661	7,060,759	—
Materials	9,260,282	9,260,282	—	—
Real estate	3,645,278	3,645,278	—	—
Securities lending collateral	31,119,678	31,119,678	—	—
Total investments in securities	$966,178,830	$914,234,625	$51,944,205	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,913,794	$12,913,794	—	—
Consumer discretionary	34,316,394	34,316,394	—	—
Consumer staples	4,149,939	4,149,939	—	—
Energy	5,166,975	4,291,991	$874,984	—
Financials	30,071,113	30,071,113	—	—
Health care	52,229,598	52,229,598	—	—
Industrials	18,218,417	18,218,417	—	—
Information technology	65,530,719	65,527,447	3,272	—
Materials	1,005,559	1,005,559	—	—
Real estate	4,830,208	4,830,208	—	—
Utilities	30,349,269	30,349,269	—	—
Preferred securities	18,132,375	18,132,375	—	—
U.S. Government and Agency obligations	16,171,020	—	16,171,020	—
Corporate bonds	71,322,597	—	71,322,597	—
Term loans	10,595,347	—	10,595,347	—
Asset backed securities	1,703,996	—	1,703,996	—
Securities lending collateral	1,202,961	1,202,961	—	—
Short-term investments	24,024,120	22,003,120	2,021,000	—
Total investments in securities	$401,934,401	$299,242,185	$102,692,216	—
Derivatives:
Liabilities
Written options	($3,974,757)	—	($3,974,757)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$43,412,110	$43,412,110	—	—
Chile	9,764,846	1,796,105	$7,968,741	—
China	88,503,787	7,125,387	81,279,926	$98,474
Colombia	2,046,858	2,046,858	—	—
Czech Republic	1,698,657	—	1,698,657	—
Greece	138,457	—	138,457	—
Hong Kong	36,312,208	1,314,423	34,915,964	81,821
Hungary	1,743,975	—	1,743,975	—
India	89,425,425	1,789,555	87,603,073	32,797
Indonesia	15,881,001	805	15,864,093	16,103
Malaysia	18,960,322	—	18,960,322	—
Malta	63,823	—	63,823	—
Mexico	27,707,925	27,707,925	—	—
Philippines	7,698,595	—	7,698,485	110
Poland	9,570,206	—	9,570,206	—
Russia	13,991,507	—	13,991,507	—
Singapore	29,359	—	29,359	—
South Africa	46,394,952	2,063,120	44,331,832	—
South Korea	124,339,041	14,784,080	109,407,272	147,689
Taiwan	122,543,796	2,022,442	120,521,354	—
Thailand	25,127,518	—	25,122,209	5,309
Turkey	5,495,614	—	5,493,706	1,908
Ukraine	270,282	—	270,282	—
Vietnam	12,198	—	12,198	—
Preferred securities
Brazil	12,682,032	12,682,032	—	—
Colombia	578,706	578,706	—	—
Panama	93,434	93,434	—	—
South Korea	36,438	—	36,438	—
Rights	30,922	26,920	4,002	—
Warrants	24,253	24,253	—	—
Securities lending collateral	10,823,770	10,823,770	—	—
Total investments in securities	$715,402,017	$128,291,925	$586,725,881	$384,211
Derivatives:
Assets
Futures	$54,832	$54,832	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$119,571,112	$111,151,470	$8,419,642	—
Consumer discretionary	45,216,384	45,216,384	—	—
Consumer staples	114,318,173	114,318,173	—	—
Energy	175,016,626	137,496,273	37,520,353	—
Financials	415,335,617	415,335,617	—	—
Health care	216,019,436	205,311,524	10,707,912	—
Industrials	188,019,346	188,019,346	—	—
Information technology	134,690,085	134,690,085	—	—
Materials	93,128,745	90,468,091	2,660,654	—
Real estate	43,768,159	43,768,159	—	—
Utilities	90,983,970	90,983,970	—	—
Preferred securities	41,596,846	41,596,846	—	—
Corporate bonds	5,810,420	—	5,810,420	—
Convertible bonds	3,350,343	—	3,350,343	—
Securities lending collateral	95,917,465	95,917,465	—	—
Short-term investments	22,488,438	22,488,438	—	—
Total investments in securities	$1,805,231,165	$1,736,761,841	$68,469,324	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$120,486,454	$109,677,029	$10,809,425	—
Capital markets	19,807,751	17,637,195	2,170,556	—
Consumer finance	13,050,800	13,050,800	—	—
Diversified financial services	12,578,899	9,494,702	3,084,197	—
Insurance	35,106,742	34,121,946	984,796	—
Thrifts and mortgage finance	2,647,368	2,647,368	—	—
Information technology
IT services	735,966	735,966	—	—
Real estate
Equity real estate investment trusts	7,290,210	4,664,443	2,625,767	—
Real estate management and development	1,255,132	—	1,255,132	—
Convertible bonds	1,008,106	—	1,008,106	—
Warrants	211,551	211,551	—	—
Securities lending collateral	648,720	648,720	—	—
Short-term investments	5,863,000	—	5,863,000	—
Total investments in securities	$220,690,699	$192,889,720	$27,800,979	—
Derivatives:
Assets
Forward foreign currency contracts	$77,558	—	$77,558	—
Liabilities
Forward foreign currency contracts	(203,370)	—	(203,370)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$368,224,352	$368,224,352	—	—
Consumer discretionary	441,709,827	426,158,552	$15,551,275	—
Consumer staples	31,329,561	31,329,561	—	—
Energy	111,381,696	111,381,696	—	—
Financials	344,573,514	344,573,514	—	—
Health care	113,508,930	113,508,930	—	—
Industrials	200,179,944	200,179,944	—	—
Information technology	232,121,751	232,121,751	—	—
Real estate	41,086,207	41,086,207	—	—
Short-term investments	23,819,000	—	23,819,000	—
Total investments in securities	$1,907,934,782	$1,868,564,507	$39,370,275	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,847,072	$15,847,072	—	—
Consumer discretionary	71,905,908	71,905,908	—	—
Consumer staples	22,068,233	7,429,964	$14,638,269	—
Energy	75,044,059	75,044,059	—	—
Financials	238,799,615	238,799,615	—	—
Health care	85,842,371	85,842,371	—	—
Industrials	107,548,123	107,548,123	—	—
Information technology	106,364,283	106,364,283	—	—
Materials	14,984,399	14,984,399	—	—
Short-term investments	3,492,000	—	3,492,000	—
Total investments in securities	$741,896,063	$723,765,794	$18,130,269	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$175,207,127	—	$175,207,127	—
Foreign government obligations	146,448,433	—	146,448,433	—
Corporate bonds	243,016,931	—	243,016,931	—
Capital preferred securities	1,480,500	—	1,480,500	—
Municipal bonds	4,743,047	—	4,743,047	—
Term loans	688,820	—	688,820	—
Collateralized mortgage obligations	44,907,972	—	44,907,972	—
Asset backed securities	53,189,658	—	53,189,658	—
Common stocks	14,151	$14,151	—	—
Preferred securities	377,393	—	377,393	—
Escrow shares	304,230	—	304,230	—
Purchased options	200,907	1,209	199,698	—
Short-term investments	65,483,787	—	65,483,787	—
Total investments in securities	$736,062,956	$15,360	$736,047,596	—
Derivatives:
Assets
Futures	$1,603,578	$1,603,578	—	—
Forward foreign currency contracts	5,611,254	—	$5,611,254	—
Swap contracts	10,769,570	—	10,769,570	—
Liabilities
Futures	(2,838,421)	(2,838,421)	—	—
Forward foreign currency contracts	(6,191,936)	—	(6,191,936)	—
Written options	(308,971)	(106,727)	(202,244)	—
Swap contracts	(2,724,341)	—	(2,724,341)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Investments in securities:
Assets
Common stocks
Canada	$5,731,228	$5,731,228	—	—
China	9,035,674	6,068,123	$2,967,551	—
Denmark	4,441,237	—	4,441,237	—
France	16,996,634	—	16,996,634	—
Germany	12,020,753	—	12,020,753	—
Hong Kong	8,474,382	—	8,474,382	—
India	3,209,402	—	3,209,402	—
Ireland	3,350,244	2,290,380	1,059,864	—
Israel	3,915,110	3,915,110	—	—
Italy	5,227,153	—	5,227,153	—
Japan	10,141,250	—	10,141,250	—
Luxembourg	5,731,940	—	5,731,940	—
Netherlands	14,453,627	—	14,453,627	—
Singapore	4,247,086	—	4,247,086	—
South Korea	7,279,630	2,826,697	4,452,933	—
Spain	1,322,431	—	1,322,431	—
Sweden	1,595,904	—	1,595,904	—
Switzerland	7,201,590	—	7,201,590	—
Taiwan	863,161	—	863,161	—
Thailand	2,918,076	—	2,918,076	—
United Kingdom	18,529,257	—	18,529,257	—
United States	68,611,933	68,611,933	—	—
Corporate bonds	1,054,833	—	1,054,833	—
Securities lending collateral	9,265,897	9,265,897	—	—
Short-term investments	5,900,000	—	5,900,000	—
Total investments in securities	$231,518,432	$98,709,368	$132,809,064	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$243,521	—	—	$243,521
Financials	164,358	$164,358	—	—
Health care	331,716,422	322,745,508	$8,593,781	377,133
Preferred securities
Consumer discretionary	543,783	—	—	543,783
Health care	1,139,576	652,816	486,760	—
Information technology	142,250	—	—	142,250
Convertible bonds	451,748	—	451,748	—
Rights	4,900	4,900	—	—
Short-term investments	2,066,874	2,066,874	—	—
Total investments in securities	$336,473,432	$325,634,456	$9,532,289	$1,306,687

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$2,864,542	—	$2,864,542	—
Corporate bonds	185,946,365	—	185,231,763	$714,602
Convertible bonds	3,496,282	—	3,496,282	—
Term loans	7,156,106	—	6,567,731	588,375
Asset backed securities	9,452,742	—	9,452,742	—
Common stocks	5,873,532	—	4,200,675	1,672,857
Preferred securities	1,775,502	$1,565,513	—	209,989
Escrow certificates	500	—	—	500
Securities lending collateral	11,114,324	11,114,324	—	—
Short-term investments	6,301,670	6,301,670	—	—
Total investments in securities	$233,981,565	$18,981,507	$211,813,735	$3,186,323
Derivatives:
Assets
Futures	$44,946	$44,946	—	—
Forward foreign currency contracts	29,772	—	$29,772	—
Swap contracts	2,733	—	2,733	—
Liabilities
Futures	(87,998)	(87,998)	—	—
Forward foreign currency contracts	(6,501)	—	(6,501)	—
Swap contracts	(28,480)	—	(28,480)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$35,961,713	—	$35,961,713	—
Austria	1,269,373	—	1,269,373	—
Belgium	5,294,325	—	5,294,325	—
Brazil	7,225,052	$7,225,052	—	—
Canada	51,324,216	51,324,216	—	—
Chile	1,743,284	1,429,415	313,869	—
China	48,799,019	13,604,355	35,168,307	$26,357
Colombia	868,264	868,264	—	—
Czech Republic	396,451	—	396,451	—
Denmark	8,911,788	—	8,911,788	—
Egypt	195,577	—	195,577	—
Finland	5,569,709	—	5,569,709	—
France	57,466,042	—	57,466,042	—
Germany	46,319,885	—	46,319,885	—
Greece	530,690	—	530,690	—
Hong Kong	25,456,187	200,608	25,243,805	11,774
Hungary	557,916	—	557,916	—
India	15,876,477	2,810,981	13,065,496	—
Indonesia	3,824,340	8,764	3,815,576	—
Ireland	5,528,877	477,626	5,051,251	—
Isle of Man	251,741	—	251,741	—
Israel	2,722,250	566,699	2,155,551	—
Italy	10,140,385	—	10,140,385	—
Japan	128,061,271	—	128,061,271	—
Jersey, Channel Islands	238,428	—	238,428	—
Luxembourg	1,904,115	—	1,904,115	—
Macau	601,256	—	601,256	—
Malaysia	4,618,670	—	4,618,670	—
Mexico	5,754,419	5,657,891	96,528	—
Netherlands	24,647,911	1,031,900	23,616,011	—
New Zealand	1,072,488	—	1,072,488	—
Norway	3,943,507	—	3,943,507	—
Peru	775,099	775,099	—	—
Philippines	1,762,314	—	1,762,314	—
Poland	2,300,721	—	2,300,721	—
Portugal	790,871	—	790,871	—
Romania	116,699	—	116,699	—
Russia	6,697,122	5,247,648	1,449,474	—
Singapore	6,730,749	—	6,730,749	—
South Africa	11,049,699	—	11,049,699	—
South Korea	26,016,683	225,161	25,791,522	—
Spain	15,042,263	—	15,042,263	—
Sweden	14,192,877	—	14,192,877	—
Switzerland	46,399,992	—	46,399,992	—
Taiwan	20,643,802	—	20,643,802	—
Thailand	4,673,121	—	4,673,121	—
Turkey	1,162,102	—	1,162,102	—
United Arab Emirates	163,559	—	163,559	—
United Kingdom	78,144,110	—	78,144,110	—
United States	932,346	469,541	462,805	—
Preferred securities
Brazil	3,775,624	3,775,624	—	—
Canada	95,377	95,377	—	—
Germany	2,913,800	—	2,913,800	—
South Korea	1,339,834	—	1,339,834	—
Rights	664	664	—	—
Securities lending collateral	22,839,183	22,839,183	—	—
Short-term investments	14,347,861	14,347,861	—	—
Total investments in securities	$789,982,098	$132,981,929	$656,962,038	$38,131
Derivatives:
Assets
Futures	$375,686	$375,686	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$11,477,545	—	$11,477,545	—
Brazil	14,739,870	$14,739,870	—	—
Canada	35,162,699	35,162,699	—	—
China	19,369,530	6,423,357	12,946,173	—
Denmark	5,192,637	—	5,192,637	—
France	29,576,584	—	29,576,584	—
Germany	35,933,247	—	35,933,247	—
Hong Kong	9,552,166	—	9,552,166	—
Italy	10,883,285	—	10,883,285	—
Japan	25,073,627	—	25,073,627	—
Mexico	9,540,213	9,540,213	—	—
Netherlands	16,631,338	—	16,631,338	—
Singapore	7,324,209	—	7,324,209	—
South Korea	11,274,134	—	11,274,134	—
Spain	5,524,533	—	5,524,533	—
Sweden	11,185,762	—	11,185,762	—
Switzerland	24,929,405	—	24,929,405	—
Taiwan	8,857,810	—	8,857,810	—
Thailand	2,971,463	—	2,971,463	—
Turkey	2,354,832	—	2,354,832	—
United Kingdom	38,927,521	—	38,927,521	—
United States	15,317,767	15,317,767	—	—
Short-term investments	15,705,178	15,705,178	—	—
Total investments in securities	$367,505,355	$96,889,084	$270,616,271	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,859,220	$96,319	$8,751,860	$11,041
Austria	1,847,741	—	1,847,741	—
Belgium	2,058,845	—	2,058,845	—
Bermuda	301,362	—	301,362	—
Canada	12,134,561	12,056,662	77,607	292
China	104,141	—	104,141	—
Denmark	3,138,337	—	3,138,337	—
Finland	3,761,347	—	3,761,347	—
France	5,501,150	—	5,501,150	—
Gabon	3,581	—	3,581	—
Georgia	91,912	—	91,912	—
Germany	7,935,057	—	7,935,057	—
Gibraltar	31,755	—	31,755	—
Greece	157	—	—	157
Guernsey, Channel Islands	3,021	—	3,021	—
Hong Kong	3,571,398	—	3,524,979	46,419
Ireland	740,925	—	740,925	—
Isle of Man	82,399	—	82,399	—
Israel	1,096,812	5,602	1,091,210	—
Italy	5,739,486	—	5,739,486	—
Japan	33,316,119	—	33,154,172	161,947
Jersey, Channel Islands	99,179	—	99,179	—
Jordan	61,255	—	61,255	—
Liechtenstein	98,534	—	98,534	—
Luxembourg	449,555	—	449,555	—
Macau	23,382	—	23,382	—
Malaysia	37,930	—	37,930	—
Malta	72,997	—	72,997	—
Monaco	68,184	49,680	18,504	—
Mongolia	7,149	—	7,149	—
Netherlands	3,435,934	—	3,435,934	—
New Zealand	917,057	—	917,057	—
Norway	1,290,648	—	1,290,648	—
Peru	35,146	—	35,146	—
Portugal	664,358	—	664,358	—
Russia	17,734	—	17,734	—
Singapore	1,333,362	—	1,321,899	11,463
South Africa	45,619	—	45,619	—
Spain	3,633,163	—	3,633,163	—
Sweden	3,949,673	—	3,949,673	—
Switzerland	6,495,696	—	6,495,696	—
United Arab Emirates	27,130	—	27,130	—
United Kingdom	21,812,163	—	21,799,705	12,458
United States	522,193	361,307	160,886	—
Preferred securities	331,914	—	331,914	—
Rights	10,074	403	9,671	—
Warrants	622	25	597	—
Securities lending collateral	12,300,382	12,300,382	—	—
Total investments in securities	$148,060,359	$24,870,380	$122,946,202	$243,777
Derivatives:
Assets
Futures	$9,944	$9,944	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$45,551,853	$45,551,853	—	—
China	74,373,419	22,892,898	$51,480,521	—
Denmark	10,703,715	—	10,703,715	—
France	60,464,992	—	60,464,992	—
Germany	58,341,300	—	58,341,300	—
Hong Kong	32,428,476	—	32,428,476	—
India	5,522,150	—	5,522,150	—
Ireland	26,041,728	—	26,041,728	—
Israel	22,036,669	22,036,669	—	—
Italy	18,363,487	—	18,363,487	—
Japan	81,319,647	—	81,319,647	—
Luxembourg	8,392,924	—	8,392,924	—
Netherlands	71,932,968	7,831,800	64,101,168	—
Singapore	11,929,806	117,825	11,811,981	—
South Korea	62,286,819	12,618,026	49,668,793	—
Sweden	4,669,402	—	4,669,402	—
Switzerland	37,223,639	—	37,223,639	—
Taiwan	17,378,521	—	17,378,521	—
Thailand	18,225,153	—	18,225,153	—
United Kingdom	117,930,605	—	117,930,605	—
Securities lending collateral	51,571,640	51,571,640	—	—
Short-term investments	18,400,000	—	18,400,000	—
Total investments in securities	$855,088,913	$162,620,711	$692,468,202	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,643,188,787	$6,643,188,787	—	—
Common stocks
Health care	250	—	—	$250
Industrials	424,284	—	$424,226	58
Total investments in securities	$6,643,613,321	$6,643,188,787	$424,226	$308

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$21,854,376	$21,759,028	—	$95,348
Consumer discretionary	143,464,651	142,992,940	—	471,711
Consumer staples	23,496,895	23,496,895	—	—
Energy	13,924,175	13,924,175	—	—
Financials	19,570,593	19,337,471	$233,122	—
Health care	184,619,637	180,850,628	3,769,009	—
Industrials	89,011,281	89,011,281	—	—
Information technology	227,674,453	210,596,614	14,359,703	2,718,136
Materials	22,684,265	22,684,265	—	—
Real estate	470,896	—	—	470,896
Preferred securities	50,267,897	—	—	50,267,897
Warrants	1,174,464	1,174,464	—	—
Securities lending collateral	79,712,689	79,712,689	—	—
Short-term investments	25,200,000	—	25,200,000	—
Total investments in securities	$903,126,272	$805,540,450	$43,561,834	$54,023,988

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$22,478,562	$22,478,562	—	—
Consumer discretionary	24,814,079	24,814,079	—	—
Consumer staples	87,659,877	76,307,770	$11,352,107	—
Energy	87,213,885	87,213,885	—	—
Financials	131,901,845	126,229,781	5,672,064	—
Health care	120,614,653	120,614,653	—	—
Industrials	71,654,824	68,721,491	2,933,333	—
Information technology	9,991,621	9,991,621	—	—
Materials	54,677,022	54,677,022	—	—
Real estate	56,028,363	56,028,363	—	—
Utilities	48,836,534	48,836,534	—	—
Preferred securities	1,977,087	1,977,087	—	—
Securities lending collateral	68,562,169	68,562,169	—	—
Short-term investments	68,268,982	68,268,982	—	—
Total investments in securities	$854,679,503	$834,721,999	$19,957,504	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,820,017	$14,297,035	$1,522,982	—
Consumer discretionary	6,075,664	6,075,664	—	—
Consumer staples	11,403,725	8,474,723	2,929,002	—
Energy	15,706,531	11,477,485	4,229,046	—
Financials	34,652,685	33,705,611	947,074	—
Health care	23,284,917	23,284,917	—	—
Industrials	9,587,227	6,213,241	3,373,986	—
Information technology	18,137,043	14,880,012	3,257,031	—
Materials	5,326,326	3,213,739	2,112,587	—
Real estate	2,666,667	2,666,667	—	—
Utilities	5,813,822	5,813,822	—	—
Corporate bonds	6,365,310	—	6,365,310	—
Escrow certificates	14,448	—	14,448	—
Securities lending collateral	4,299,724	4,299,724	—	—
Short-term investments	11,086,637	—	11,086,637	—
Total investments in securities	$170,240,743	$134,402,640	$35,838,103	—
Derivatives:
Assets
Forward foreign currency contracts	$50,980	—	$50,980	—
Liabilities
Forward foreign currency contracts	(42,073)	—	(42,073)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$450,554,835	—	$450,554,835	—
Foreign government obligations	13,344,138	—	13,344,138	—
Corporate bonds	452,342,003	—	452,342,003	—
Convertible bonds	1,320,435	—	1,320,435	—
Municipal bonds	18,099,146	—	18,099,146	—
Term loans	36,445,794	—	36,445,794	—
Collateralized mortgage obligations	149,860,295	—	149,860,295	—
Asset backed securities	163,695,774	—	163,695,774	—
Purchased options	2,757	—	2,757	—
Securities lending collateral	2,069,279	$2,069,279	—	—
Short-term investments	27,949,278	24,475,869	3,473,409	—
Total investments in securities	$1,315,683,734	$26,545,148	$1,289,138,586	—
Derivatives:
Assets
Futures	$1,273,976	$1,273,976	—	—
Forward foreign currency contracts	73,587	—	$73,587	—
Liabilities
Futures	(3,093,597)	(3,093,597)	—	—
Forward foreign currency contracts	(132,961)	—	(132,961)	—
Written options	(164,768)	(164,361)	(407)	—
Swap contracts	(618,213)	—	(618,213)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$163,211,340	$114,648,017	$48,563,323	—
Consumer discretionary	126,033,969	119,229,877	6,804,092	—
Health care	6,790,808	6,790,808	—	—
Industrials	4,056,218	4,056,218	—	—
Information technology	515,278,004	483,597,042	31,680,962	—
Materials	4,868,267	4,868,267	—	—
Exchange-traded funds	22,271,357	22,271,357	—	—
Preferred securities	1,316,129	—	—	$1,316,129
Securities lending collateral	30,431,857	30,431,857	—	—
Short-term investments	41,693,785	25,570,785	16,123,000	—
Total investments in securities	$915,951,734	$811,464,228	$103,171,377	$1,316,129

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$21,498,065	$21,495,243	—	$2,822
Consumer discretionary	80,139,366	80,113,104	$26,262	—
Consumer staples	17,288,344	17,288,344	—	—
Energy	31,618,578	31,550,617	67,961	—
Financials	114,362,319	114,359,988	—	2,331
Health care	108,027,214	108,027,214	—	—
Industrials	98,839,719	98,839,719	—	—
Information technology	91,488,873	91,488,873	—	—
Materials	27,390,717	27,376,291	—	14,426
Real estate	45,035,264	45,035,264	—	—
Utilities	20,340,623	20,340,623	—	—
Preferred securities	36,377	36,377	—	—
Warrants	4	—	4
Securities lending collateral	44,480,381	44,480,381	—	—
Short-term investments	24,423,496	—	24,423,496	—
Total investments in securities	$724,969,340	$700,432,038	$24,517,723	$19,579
Derivatives:
Liabilities
Futures	($301,949)	($301,949)	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,411,768	$3,411,740	—	$28
Consumer discretionary	20,636,279	20,632,786	—	3,493
Consumer staples	4,620,539	4,620,539	—	—
Energy	11,119,217	11,119,217	—	—
Financials	34,979,957	34,978,466	—	1,491
Health care	19,126,997	19,125,094	—	1,903
Industrials	33,403,055	33,403,055	—	—
Information technology	23,027,916	23,027,916	—	—
Materials	8,310,899	8,310,899	—	—
Real estate	1,939,267	1,939,267	—	—
Utilities	149,506	149,506	—	—
Securities lending collateral	2,630,705	2,630,705	—	—
Short-term investments	1,513,968	1,513,968	—	—
Total investments in securities	$164,870,073	$164,863,158	—	$6,915

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$10,019,985	$10,019,985	—	—
Consumer discretionary	72,870,316	72,870,316	—	—
Consumer staples	11,480,083	11,480,083	—	—
Energy	13,090,740	13,090,740	—	—
Financials	41,035,058	41,035,058	—	—
Health care	146,867,415	146,867,415	—	—
Industrials	63,503,127	63,503,127	—	—
Information technology	92,077,239	87,760,694	$3,482,599	$833,946
Materials	26,420,737	26,420,737	—	—
Real estate	18,184,599	18,184,599	—	—
Preferred securities	2,606,246	—	—	2,606,246
Securities lending collateral	58,273,435	58,273,435	—	—
Short-term investments	5,600,000	—	5,600,000	—
Total investments in securities	$562,028,980	$549,506,189	$9,082,599	$3,440,192

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$24,817,439	$24,817,439	—	—
Consumer staples	19,790,761	1,963,313	$17,827,448	—
Energy	29,685,217	29,685,217	—	—
Financials	125,858,155	125,858,155	—	—
Health care	29,377,430	29,377,430	—	—
Industrials	209,140,917	198,855,347	10,285,570	—
Information technology	43,828,923	43,828,923	—	—
Materials	50,708,688	50,708,688	—	—
Real estate	58,722,582	58,722,582	—	—
Utilities	10,112,372	10,112,372	—	—
Securities lending collateral	18,890,891	18,890,891	—	—
Short-term investments	13,400,000	—	13,400,000	—
Total investments in securities	$634,333,375	$592,820,357	$41,513,018	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$809,814,897	$626,798,213	$183,014,448	$2,236
Consumer discretionary	1,107,737,631	752,185,904	355,551,727	—
Consumer staples	804,177,697	437,867,367	366,310,330	—
Energy	622,290,753	416,368,141	205,922,612	—
Financials	1,641,857,535	985,429,476	656,426,412	1,647
Health care	1,409,511,642	1,044,146,654	365,364,988	—
Industrials	1,235,215,054	752,743,712	482,471,342	—
Information technology	1,639,010,910	1,443,672,415	195,338,495	—
Materials	482,351,831	213,169,361	269,173,397	9,073
Real estate	365,998,527	252,970,164	113,028,361	2
Utilities	324,392,717	215,933,480	108,459,237	—
Preferred securities
Communication services	25,998	25,998	—	—
Consumer discretionary	11,453,078	—	11,453,078	—
Consumer staples	4,854,883	—	4,854,883	—
Health care	1,339,361	—	1,339,361	—
Materials	913,438	—	913,438	—
Rights	5,378	5,378	—	—
Securities lending collateral	239,823,402	239,823,402	—	—
Short-term investments	293,969,819	—	293,969,819	—
Total investments in securities	$10,994,744,551	$7,381,139,665	$3,613,591,928	$12,958
Derivatives:
Assets
Futures	$1,719,473	$1,719,473	—	—
Liabilities
Futures	(1,329,163)	(1,329,163)	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
Foreign government obligations	$104,674,868	—	$104,674,868	—
Corporate bonds	237,864,395	—	237,864,395	—
Convertible bonds	15,710,299	—	15,710,299	—
Capital preferred securities	10,359,861	—	10,359,861	—
Term loans	66,873,298	—	66,873,298	—
Collateralized mortgage obligations	28,235,724	—	28,235,724	—
Asset backed securities	22,558,855	—	22,558,855	—
Common stocks	16,737,856	$16,737,856	—	—
Preferred securities	27,856,928	24,198,209	3,658,719	—
Warrants	1,050,591	1,050,591	—	—
Purchased options	488,984	—	488,984	—
Securities lending collateral	2,992,113	2,992,113	—	—
Short-term investments	9,034,000	—	9,034,000	—
Total investments in securities	$544,437,772	$44,978,769	$499,459,003	—
Derivatives:
Assets
Futures	$832,669	$832,669	—	—
Forward foreign currency contracts	2,805,136	—	$2,805,136	—
Liabilities
Futures	(97,613)	(97,613)	—	—
Forward foreign currency contracts	(2,539,696)	—	(2,539,696)	—
Written options	(25,604)	—	(25,604)	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$74,374,132	$74,372,801	$278	$1,053
Consumer discretionary	84,172,283	84,166,966	5,288	29
Consumer staples	51,560,270	51,560,270	—	—
Energy	51,199,229	51,198,869	—	360
Financials	107,211,441	107,211,121	—	320
Health care	105,328,466	105,319,206	—	9,260
Industrials	78,665,645	78,665,224	—	421
Information technology	152,090,907	152,090,907	—	—
Materials	21,363,244	21,361,469	—	1,775
Real estate	27,133,861	27,131,915	—	1,946
Utilities	20,518,703	20,518,703	—	—
Preferred securities	19,360	19,360	—	—
Warrants	1,134	1,110	24	—
Securities lending collateral	13,400,889	13,400,889	—	—
Short-term investments	25,512,535	—	25,512,535	—
Total investments in securities	$812,552,099	$787,018,810	$25,518,125	$15,164
Derivatives:
Assets
Futures	$61,527	$61,527	—	—
Liabilities
Futures	(61,265)	(61,265)	—	—

	Total Value at 9-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Investments in securities:
Assets
Common stocks
Communication services	$40,595,011	$15,721,227	$24,873,784	—
Energy	43,732,538	43,732,538	—	—
Industrials	544,261	544,261	—	—
Real estate	5,734,991	5,734,991	—	—
Utilities	158,570,278	117,708,366	40,861,912	—
Preferred securities	11,585,321	11,585,321	—	—
Purchased options	276,038	—	276,038	—
Securities lending collateral	6,685,155	6,685,155	—	—
Short-term investments	4,204,133	4,204,133	—	—
Total investments in securities	$271,927,726	$205,915,992	$66,011,734	—
Derivatives:
Assets
Forward foreign currency contracts	$351,697	—	$351,697	—
Liabilities
Forward foreign currency contracts	(198,791)	—	(198,791)	—

For the following portfolios, securities held at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available:

Approximate Market
Portfolio	Values Transferred
Emerging Markets Value Trust	$58,322,000
International Equity Index Trust	$12,419,000
International Growth Stock Trust	$18,280,000
Utilities Trust	$4,091,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

	Corporate		Common	Preferred	Escrow
High Yield Trust	bonds	Term loans	stocks	securities	certificates	Total
Balance as of 12-31-17	$647,229	-	$1,955,473	$210,789	$500	$2,813,991
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(3,423)	-	(282,616)	(2,002)	-	(288,041)
Purchases	70,796	$588,375	-	16,282	-	675,453
Sales	-	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	(15,080)	-	(15,080)
Balance as of 9-30-18	$714,602	$588,375	$1,672,857	$209,989	$500	$3,186,323
Change in unrealized at period end*	($3,423)	-	($282,616)	-	-	($286,039)

	Common	Preferred
Mid Cap Stock Trust	stocks	securities	Total
Balance as of 12-31-17	$2,580,575	$48,582,762	$51,163,337
Realized gain (loss)	(459,354)	3,899,017	3,439,663
Change in unrealized appreciation (depreciation)	1,578,439	1,394,485	2,972,924
Purchases	-	-	-
Sales	(359,929)	(7,368,682)	(7,728,611)
Transfers into Level 3	434,087	6,479,611	6,913,698
Transfers out of Level 3	(17,727)	(2,719,296)	(2,737,023)
Balance as of 9-30-18	$3,756,091	$50,267,897	$54,023,988
Change in unrealized at period end*	$1,287,958	$2,618,895	$3,906,853

	Common	Preferred
Small Cap Stock Trust	stocks	securities	Total
Balance as of 12-31-17	$506,996	$4,867,088	$5,374,084
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	326,950	(727,034)	(400,084)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(1,533,808)	(1,533,808)
Balance as of 9-30-18	$833,946	$2,606,246	$3,440,192
Change in unrealized at period end*	$326,950	($36,410)	$290,540

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

High Yield Trust
	Fair Value at 9-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Corporate bonds	$714,602	Market Approach	Pending transaction value	$100.00

Term loans	$588,375	Market Approach	Prior / recent transactions	$98.06

Common stocks	$1,655,514	Market Approach	EV/EBITDA multiple	7.10x - 12.22x (weighted average 8.55x)
			Discount	10% - 25% (weighted average 15.4%)

	$17,343	Market Approach	Estimated liquidation value	$0.38
	$1,672,857

Preferred securities	$209,989	Market Approach	Prior / recent transactions	$0.01

Escrow certificates	$500	Market Approach	Estimated liquidation value	$0.03

Total	$3,186,323

Mid Cap Stock Trust
	Fair Value at 9-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$3,264,918	Market Approach	Prior / recent transactions	$2.55 - $62.42 (weighted average $11.39)

	$19,462	Market Approach	Expected future value	$0.1
			Discount	50%

	$471,711	Market Approach	EV to revenue multiple	5.42x
			Discount	17.5%
	$3,756,091

			EV to revenue multiple	2.88x - 6.56x (weighted average 4.11x)
Preferred securities	$6,732,460	Market Approach	Discount	17.5% - 25% (weighted average 21.9%)
			OPM - Volatility	20% - 40% (weighted average 30.7%)

	$8,504,919	Market Approach	EV to revenue multiple	1.26x - 6.36x (weighted average 3.40x)
			Discount	17.5%

	$5,217,255	Market Approach	EV to gross profit multiple	8.93x
			Discount	17.5%

	$11,496,453	Market Approach	Prior / recent transactions	$62.42

	$18,268,379	Market Approach	Average bids	$43.45

	$48,431	Market Approach	Expected future value	$0.36
			Discount	55%
	$50,267,897

Total	$54,023,988

Small Cap Stock Trust
	Fair Value
	at 9-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$833,946	Market Approach	Prior / recent transactions	$2.55

			EV to revenue multiple	2.88x - 3.58x (weighted average 3.33x)
Preferred securities	$2,606,246	Market Approach	Discount	17.5% - 25% (weighted average 20.2%)
			OPM - Volatility	20% - 40% (weighted average 32.8%)

Total	$3,440,192

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Average bids	Increase	Decrease
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Pending transaction value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following table details how the portfolios used futures contracts during the period ended September 30, 2018:

Portfolio	Reason
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Emerging Markets Value Trust	To gain exposure to certain securities markets and as a substitute for securities purchased
Global Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio, as a substitute for securities purchased and to manage duration
High Yield Trust	To manage against anticipated interest rate changes, maintain diversity of the portfolio and to manage duration
International Equity Index Trust	To gain exposure to certain securities markets and as a substitute for securities purchased
International Small Company Trust	To gain exposure to certain securities markets and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, as a substitute for securities purchased and to manage duration
Managed Volatility Balanced Portfolio	To manage volatility of returns
Managed Volatility Conservative Portfolio	To manage volatility of returns
Managed Volatility Growth Portfolio	To manage volatility of returns
Managed Volatility Moderate Portfolio	To manage volatility of returns
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
New Income Trust	To manage against anticipated interest rate changes, gain exposure to treasuries market, maintain diversity of the portfolio, as a substitute for securities purchased and to manage duration
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Strategic Equity Allocation Trust	To gain exposure to certain securities markets and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage duration of the portfolio
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the period ended September 30, 2018:

Portfolio	Reason
Financial Industries Trust	To manage against anticipated changes in currency exchange rates
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
High Yield Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio
New Income Trust	To manage against anticipated changes in currency exchange rates and to manage currency exposure
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and to enhance potential gain/income
Utilities Trust	To manage against anticipated changes in currency exchange rates

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased option contracts during the period ended September 30, 2018:

Portfolio	Reason
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage duration of the portfolio
New Income Trust	To manage against anticipated interest rate changes and manage duration of the portfolio
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates
Utilities Trust	To manage against anticipated changes in securities markets

The following table details how the portfolios used written option contracts during the period ended September 30, 2018:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased
New Income Trust	To gain exposure to security or credit index and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swap contracts during the period ended September 30, 2018:

Portfolio	Reason
Global Bond Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, gain exposure to treasury markets and as a substitute for securities purchased
Investment Quality Bond Trust	To manage duration of the portfolio

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the portfolios used credit default swap contracts as Buyer of protection during the period ended September 30, 2018:

Portfolio	Reason
Global Bond Trust	To manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased
High Yield Trust	To manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as Seller of protection during the period ended September 30, 2018:

Portfolio	Reason
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
New Income Trust	To take a long position in the exposure of the benchmark credit

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the portfolios used currency swap contracts during the period ended September 30, 2018:

Portfolio	Reason
Global Bond Trust	To manage against anticipated changes in currency exchange rate, maintain diversity of the portfolio and to gain exposure to foreign currencies

Investment in affiliated underlying portfolios. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying portfolios’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the portfolios from their investments in affiliated underlying portfolios is as follows:

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
500 Index Trust
John Hancock Collateral Trust	1,300,873	17,606,334	(16,720,094)	2,187,113	-	-	$2,671	($1,854)	$21,881,189

Active Bond Trust
John Hancock Collateral Trust	672,603	14,162,325	(14,265,022)	569,906	-	-	$1,767	($137)	$5,701,684

Blue Chip Growth Trust
John Hancock Collateral Trust	1,623,078	34,268,251	(32,835,230)	3,056,099	-	-	$4,339	($3,371)	$30,575,050

Capital Appreciation Trust
John Hancock Collateral Trust	1,411,945	57,663,052	(55,964,460)	3,110,537	-	-	$7,914	($1,899)	$31,119,678

Capital Appreciation Value Trust
John Hancock Collateral Trust	271,682	9,999,777	(10,151,218)	120,241	-	-	($1,029)	($77)	$1,202,961

Core Bond Trust
John Hancock Collateral Trust	156,215	39,417,026	(39,246,385)	326,856	-	-	($2,774)	($284)	$3,270,061

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Emerging Markets Value Trust
John Hancock Collateral Trust	2,105,793	7,035,814	(8,059,728)	1,081,879	-	-	$2,984	($41)	$10,823,770

Equity Income Trust
John Hancock Collateral Trust	4,163,446	44,702,220	(39,278,330)	9,587,336	-	-	($6,574)	($9,968)	$95,917,465

Financial Industries Trust
John Hancock Collateral Trust	10,423	3,589,186	(3,534,767)	64,842	-	-	($81)	($83)	$648,720

Global Trust
John Hancock Collateral Trust	1,004,432	12,186,430	(12,264,698)	926,164	-	-	$2,726	($730)	$9,265,897

High Yield Trust
John Hancock Collateral Trust	666,865	8,479,464	(8,035,408)	1,110,921	-	-	$1,397	($772)	$11,114,324

International Equity Index Trust
John Hancock Collateral Trust	2,244,422	16,311,744	(16,273,298)	2,282,868	-	-	$6,681	($2,051)	$22,839,183

International Small Company Trust
John Hancock Collateral Trust	1,171,611	2,178,024	(2,120,162)	1,229,473	-	-	($1,081)	$1,318	$12,300,382

International Value Trust
John Hancock Collateral Trust	3,602,616	39,261,838	(37,709,661)	5,154,793	-	-	$4,537	($4,042)	$51,571,640

Investment Quality Bond Trust
John Hancock Collateral Trust	39,782	1,174,420	(1,180,447)	33,755	-	-	($68)	($21)	$337,710

Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	-	131,758	(131,758)	-	-	-	($30)	-	-
Strategic Equity Allocation	1,241,814	347,337	(161,268)	1,427,883	$1,331,057	$1,179,554	541,829	($262,302)	$28,714,721
					$1,331,057	$1,179,554	$541,799	($262,302)	$28,714,721

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Lifestyle Balanced Portfolio
Select Bond	39,225,796	1,632,439	(2,601,739)	38,256,496	$3,518,283	-	($1,005,330)	($3,112,270)	$502,307,792
Strategic Equity Allocation	26,859,035	1,367,941	(3,039,857)	25,187,119	23,721,665	$21,021,640	10,509,464	(9,882,967)	506,512,967
					$27,239,948	$21,021,640	$9,504,134	($12,995,237)	$1,008,820,759

Lifestyle Conservative Portfolio
Select Bond	10,809,339	1,082,556	(1,068,993)	10,822,902	$1,000,185	-	($440,420)	($2,594,364)	$142,104,699
Strategic Equity Allocation	1,819,443	417,379	(472,674)	1,764,148	1,673,291	$1,482,835	1,665,837	(1,049,692)	35,477,017
					$2,673,476	$1,482,835	$1,225,417	($3,644,056)	$177,581,716

Lifestyle Growth Portfolio
Select Bond	152,580,967	1,161,685	(3,040,232)	150,702,420	$13,866,965	-	($2,431,912)	($40,154,029)	$1,978,722,780
Strategic Equity Allocation	251,361,487	11,070,046	(30,483,944)	231,947,589	218,965,509	$194,042,624	111,359,772	(45,837,225)	4,664,466,007
					$232,832,474	$194,042,624	$108,927,860	($85,991,254)	$6,643,188,787

Lifestyle Moderate Portfolio
Select Bond	14,578,842	592,806	(987,610)	14,184,038	$1,308,921	-	($392,590)	($3,660,706)	$186,236,422
Strategic Equity Allocation	6,544,465	452,172	(805,417)	6,191,220	5,839,467	$5,174,813	2,882,219	(991,947)	124,505,433
					$7,148,388	$5,174,813	$2,489,629	($4,652,653)	$310,741,855

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Aggressive Portfolio
Alpha Opportunities	550,230	64,092	(614,322)	-	$7,183	$552,981	($654,196)	$27,911	-
Blue Chip Growth	684,671	501,745	(92,668)	1,093,748	3,208,731	3,195,044	1,466,779	(366,842)	$39,495,233
Capital Appreciation	1,579,058	300,443	(738,110)	1,141,391	3,958,812	3,942,182	1,545,200	(1,428,121)	16,550,164
Emerging Markets Equity	631,165	277,520	(34,857)	873,828	-	-	139,605	(697,813)	9,882,993
Emerging Markets Value	2,164,722	137,032	(144,937)	2,156,817	210,301	-	111,734	(1,419,928)	21,438,758
Equity Income	2,239,460	312,849	(40,426)	2,511,883	4,917,985	4,759,699	138,431	(3,783,029)	39,562,153
Fundamental Large Cap Core	-	316,406	-	316,406	-	-	-	(50,625)	16,959,375
Fundamental Large Cap Value	2,212,978	16,291	(19,073)	2,210,196	-	-	40,740	60,194	32,025,744
International Growth	500,878	-	(23,464)	477,414	-	-	195,551	157,728	13,529,907
International Growth Stock	1,126,334	51,372	(6,818)	1,170,888	246,789	589,267	28,296	(1,778,424)	19,893,387
International Value	1,742,082	19,618	(39,083)	1,722,617	120,386	-	231,045	(1,014,611)	23,685,987
International Value Equity	1,167,658	16,892	(23,691)	1,160,859	-	-	21,249	(347,610)	9,774,433
Mid Cap Stock	762,324	346,388	(339,972)	768,740	1,520,464	1,520,464	421,156	1,231,409	15,059,619
Mid Value	1,206,451	111,748	(35,648)	1,282,551	1,171,482	1,088,542	774	(559,846)	14,172,192
Multifactor Emerging Markets ETF	-	4,534	-	4,534	-	-	-	(171)	113,859
Multifactor Large Cap ETF	122,871	-	(3,842)	119,029	26,592	-	30,232	299,078	4,465,980
Multifactor Mid Cap ETF	62,781	-	(2,438)	60,343	8,293	-	19,428	128,300	2,202,520
Real Estate Securities	379,115	36,446	(44,452)	371,109	120,510	-	239,014	(193,068)	7,299,711
Small Cap Growth	221,063	51,970	(30,425)	242,608	-	829,528	(66,815)	(298,897)	4,578,013
Small Cap Stock	569,442	31,782	(97,140)	504,084	326,188	326,188	(1,676)	790,891	5,887,702
Small Cap Value	255,360	38,630	(21,452)	272,538	624,457	601,972	13,386	(229,560)	5,232,736
Small Company Value	247,802	24,881	(18,060)	254,623	454,893	434,010	100,181	(149,328)	5,229,963
Strategic Equity Allocation	4,097,167	247,189	(220,732)	4,123,624	3,863,474	3,423,729	762,717	188,341	82,926,088
Strategic Growth	1,328,319	275,977	(1,604,296)	-	4,556,254	4,556,254	1,486,379	(2,332,024)	-
					$25,342,794	$25,819,860	$6,269,210	($11,766,045)	$389,966,517

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Balanced Portfolio
Alpha Opportunities	4,326,775	382,713	(4,709,488)	-	$42,894	$3,302,020	($3,526,770)	$213,916	-
Blue Chip Growth	5,554,747	3,812,802	(1,198,598)	8,168,951	23,849,918	23,748,187	21,811,681	(12,128,734)	$294,980,818
Capital Appreciation	12,811,776	2,134,319	(6,290,382)	8,655,713	29,417,659	29,294,081	12,340,644	(10,012,366)	125,507,842
Core Bond	26,429,018	370,319	(1,569,899)	25,229,438	2,027,376	-	(1,990,097)	(6,397,511)	320,413,866
Emerging Markets Equity	4,040,518	1,020,260	(312,007)	4,748,771	-	-	1,272,016	(4,449,243)	53,708,601
Emerging Markets Value	13,856,621	1,172,390	(1,391,020)	13,637,991	1,341,331	-	1,885,001	(9,826,942)	135,561,626
Equity Income	18,070,926	2,355,062	(1,811,943)	18,614,045	37,021,563	35,830,015	5,696,773	(32,666,224)	293,171,203
Fundamental Large Cap Core	-	2,158,110	-	2,158,110	-	-	-	(345,298)	115,674,702
Fundamental Large Cap Value	17,812,204	-	(1,397,594)	16,414,610	-	-	2,829,454	(1,901,012)	237,847,700
Global Bond	12,359,712	380,489	(790,414)	11,949,787	4,089,206	-	176,172	(6,271,565)	147,460,378
Global Conservative Absolute Return	2,559,231	-	(179,500)	2,379,731	-	-	(124,493)	34,052	21,988,713
International Growth	2,157,336	4,519	(204,789)	1,957,066	-	-	1,721,724	(123,163)	55,463,261
International Growth Stock	4,780,353	205,266	(167,567)	4,818,052	1,015,505	2,424,757	1,234,619	(8,344,375)	81,858,706
International Value	10,413,029	207,707	(612,462)	10,008,274	703,906	-	1,214,268	(5,665,307)	137,613,762
Mid Cap Stock	4,397,820	2,012,447	(2,455,372)	3,954,895	7,803,787	7,803,787	4,213,827	4,391,657	77,476,402
Mid Value	6,919,428	613,653	(487,482)	7,045,599	6,490,558	6,031,033	(854,244)	(2,184,352)	77,853,874
Multifactor Emerging Markets ETF	-	31,655	-	31,655	-	-	-	(1,197)	794,927
Multifactor Large Cap ETF	2,467,609	-	(239,919)	2,227,690	497,688	-	1,887,907	4,465,009	83,583,152
Multifactor Mid Cap ETF	1,260,752	-	(120,894)	1,139,858	156,651	-	963,388	1,934,823	41,604,817
New Income	46,959,104	605,508	(2,779,084)	44,785,528	4,080,811	-	(3,044,146)	(10,906,087)	554,444,839
Select Bond	178,601,968	3,064,096	(11,814,487)	169,851,577	15,725,530	-	(6,942,442)	(42,828,109)	2,230,151,198
Short Term Government Income	4,530,316	32,860	(299,578)	4,263,598	191,637	-	(257,623)	(190,558)	50,822,094
Small Cap Growth	1,788,711	393,843	(351,253)	1,831,301	-	6,539,869	(716,677)	(2,294,889)	34,556,653
Small Cap Stock	4,909,352	228,827	(1,111,131)	4,027,048	2,595,029	2,595,029	(1,142,300)	7,751,420	47,035,921
Small Cap Value	2,149,487	248,836	(286,571)	2,111,752	4,834,883	4,660,793	1,046,400	(2,694,480)	40,545,646
Small Company Value	2,091,488	169,764	(284,494)	1,976,758	3,527,694	3,365,749	1,769,772	(2,090,069)	40,602,611
Strategic Equity Allocation	90,615,222	4,023,108	(10,869,554)	83,768,776	79,577,085	70,519,538	85,950,507	(60,548,177)	1,684,590,085
Strategic Growth	10,715,474	2,045,515	(12,760,989)	-	33,853,271	33,853,271	9,265,639	(14,267,074)	-
Total Return	21,298,200	492,867	(1,399,983)	20,391,084	4,334,424	-	(1,064,423)	(6,664,424)	267,531,021
					$263,178,406	$229,968,129	$135,616,577	($224,010,279)	$7,252,844,418

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Conservative Portfolio
Blue Chip Growth	486,190	325,682	(135,440)	676,432	$1,989,252	$1,980,767	$714,279	$164,594	$24,425,976
Capital Appreciation	1,124,595	215,018	(624,975)	714,638	2,462,643	2,452,298	1,524,206	(1,257,962)	10,362,244
Core Bond	7,320,467	41,678	(761,532)	6,600,613	533,464	-	(866,010)	(1,423,695)	83,827,779
Emerging Markets Equity	227,800	30,637	(44,220)	214,217	-	-	160,903	(309,185)	2,422,793
Emerging Markets Value	781,432	107,928	(160,285)	729,075	73,345	-	427,298	(833,425)	7,247,004
Equity Income	1,577,525	222,210	(266,266)	1,533,469	3,064,689	2,966,051	392,714	(2,566,787)	24,152,141
Fundamental Large Cap Core	-	178,199	-	178,199	-	-	-	(28,512)	9,551,488
Fundamental Large Cap Value	1,553,442	54,477	(265,360)	1,342,559	-	-	159,456	(32,490)	19,453,681
Global Bond	3,527,468	99,821	(406,013)	3,221,276	1,108,996	-	273,815	(1,903,205)	39,750,547
Global Conservative Absolute Return	796,193	-	(152,597)	643,596	-	-	(104,573)	84,126	5,946,831
International Growth	97,394	3,848	(17,475)	83,767	-	-	137,689	(60,345)	2,373,967
International Growth Stock	218,947	10,553	(20,668)	208,832	44,790	106,946	104,430	(412,573)	3,548,049
International Value	476,810	31,668	(77,887)	430,591	31,257	-	298,624	(474,854)	5,920,621
Mid Cap Stock	213,881	22,719	(63,250)	173,350	345,536	345,536	298,833	48,370	3,395,936
Mid Value	338,229	30,741	(57,108)	311,862	290,177	269,632	76,096	(197,114)	3,446,075
Multifactor Emerging Markets ETF	-	1,335	-	1,335	-	-	-	(50)	33,525
New Income	13,020,838	86,201	(1,377,641)	11,729,398	1,074,926	-	(1,690,391)	(2,107,440)	145,209,947
Select Bond	49,476,280	328,301	(5,362,001)	44,442,580	4,138,367	-	(4,297,649)	(9,255,536)	583,531,070
Short Term Government Income	1,239,808	4,157	(144,492)	1,099,473	49,687	-	(124,142)	3,048	13,105,723
Small Cap Growth	114,973	28,340	(31,064)	112,249	-	409,198	(56,480)	(132,538)	2,118,144
Small Cap Stock	319,428	18,527	(90,094)	247,861	160,178	160,178	360,204	61,449	2,895,015
Small Cap Value	138,008	18,438	(27,819)	128,627	294,522	283,917	38,451	(133,840)	2,469,646
Small Company Value	135,649	12,449	(26,193)	121,905	217,052	207,087	7,245	(22,880)	2,503,921
Strategic Equity Allocation	6,337,607	317,205	(1,150,802)	5,504,010	5,272,181	4,672,095	5,248,537	(3,272,502)	110,685,640
Strategic Growth	940,948	182,112	(1,123,060)	-	2,795,196	2,795,196	664,531	(988,791)	-
Total Return	5,906,935	88,956	(654,203)	5,341,688	1,143,700	-	(498,191)	(1,602,227)	70,082,941
					$25,089,958	$16,648,901	$3,249,875	($26,654,364)	$1,178,460,704

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Growth
Portfolio
Alpha Opportunities	8,258,668	871,389	(9,130,057)	-	$97,664	$7,518,272	($8,749,800)	$553,799	-
Blue Chip Growth	8,435,356	5,757,423	(1,567,834)	12,624,945	36,953,244	36,795,620	33,841,234	(19,324,194)	$455,886,762
Capital Appreciation	19,560,310	3,267,407	(9,359,703)	13,468,014	45,711,031	45,519,007	37,991,416	(34,811,903)	195,286,210
Core Bond	19,289,829	355,949	(650,555)	18,995,223	1,522,814	-	(729,853)	(5,436,426)	241,239,328
Emerging Markets Equity	8,960,950	2,468,395	(569,556)	10,859,789	-	-	2,342,782	(9,603,517)	122,824,212
Emerging Markets Value	30,732,225	746,916	(2,220,015)	29,259,126	2,877,230	-	(1,684,654)	(16,390,393)	290,835,709
Equity Income	27,593,518	3,633,660	(2,345,455)	28,881,723	57,121,129	55,282,673	10,838,660	(52,822,159)	454,887,129
Fundamental Large Cap Core	-	3,414,249	-	3,414,249	-	-	-	(546,280)	183,003,720
Fundamental Large Cap Value	27,187,098	-	(1,730,312)	25,456,786	-	-	3,414,715	(2,148,198)	368,868,831
Global Bond	9,163,183	246,329	(410,793)	8,998,719	3,056,947	-	131,665	(4,717,189)	111,044,190
Global Conservative Absolute Return	2,663,770	4,925	(108,858)	2,559,837	-	-	(75,156)	(24,015)	23,652,897
International Growth	4,587,259	-	(299,044)	4,288,215	-	-	2,276,176	1,020,682	121,528,007
International Growth Stock	10,433,367	451,088	(296,443)	10,588,012	2,231,644	5,328,576	1,697,058	(17,480,765)	179,890,316
International Value	20,351,475	101,499	(889,636)	19,563,338	1,367,194	-	5,214,799	(14,092,634)	268,995,901
International Value Equity	3,863,819	-	(97,136)	3,766,683	-	-	81,551	(1,143,065)	31,715,471
Mid Cap Stock	9,101,927	4,500,335	(5,036,110)	8,566,152	16,904,155	16,904,155	14,589,404	4,217,251	167,810,916
Mid Value	15,458,792	1,325,232	(823,467)	15,960,557	14,643,813	13,607,047	461,268	(7,439,435)	176,364,151
Multifactor Emerging Markets ETF	-	65,976	-	65,976	-	-	-	(2,494)	1,656,803
Multifactor Large Cap ETF	3,161,998	-	(260,564)	2,901,434	648,209	-	2,050,361	6,165,320	108,862,094
Multifactor Mid Cap ETF	1,613,118	-	(135,539)	1,477,579	203,064	-	1,080,092	2,646,344	53,931,634
New Income	34,274,030	590,427	(1,125,382)	33,739,075	3,064,054	-	(1,173,543)	(9,092,553)	417,689,744
Select Bond	132,371,583	3,519,047	(7,960,148)	127,930,482	11,819,571	-	(4,982,785)	(32,186,011)	1,679,727,234
Short Term Government Income	2,879,580	35,302	(112,995)	2,801,887	125,316	-	(106,009)	(180,365)	33,398,489
Small Cap Growth	3,284,288	697,540	(575,793)	3,406,035	-	12,144,163	(1,196,086)	(4,359,982)	64,271,874
Small Cap Stock	8,485,972	395,134	(1,817,869)	7,063,237	4,551,939	4,551,939	(1,941,396)	13,459,128	82,498,607
Small Cap Value	3,789,984	448,780	(434,236)	3,804,528	8,719,818	8,405,844	2,742,470	(5,705,193)	73,046,947
Small Company Value	3,726,888	307,274	(458,538)	3,575,624	6,385,173	6,092,050	2,647,396	(3,257,832)	73,443,323
Strategic Equity Allocation	166,988,261	7,523,561	(17,381,252)	157,130,570	148,816,012	131,877,617	135,195,646	(91,381,250)	3,159,895,754
Strategic Growth	16,338,171	3,167,747	(19,505,918)	-	-	52,426,214	14,096,378	(22,229,858)	-
Total Return	15,574,165	424,300	(566,984)	15,431,481	3,256,895	-	(418,380)	(5,292,236)	202,461,035
					$370,076,917	$396,453,177	$249,635,409	($331,605,423)	$9,344,717,288

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Moderate
Portfolio
Alpha Opportunities	749,564	86,316	(835,880)	-	$9,674	$744,721	($824,468)	($15,469)	-
Blue Chip Growth	1,455,938	999,558	(355,715)	2,099,781	6,225,237	6,198,683	6,328,599	(3,815,735)	$75,823,106
Capital Appreciation	3,358,957	591,182	(1,724,115)	2,226,024	7,630,670	7,598,615	5,325,842	(4,702,286)	32,277,348
Core Bond	9,206,325	75,246	(550,353)	8,731,218	703,040	-	(732,828)	(2,173,574)	110,886,472
Emerging Markets Equity	797,243	369,777	(70,823)	1,096,197	-	-	278,642	(930,666)	12,397,991
Emerging Markets Value	2,734,154	197,598	(250,231)	2,681,521	263,607	-	756,229	(2,286,819)	26,654,320
Equity Income	4,717,659	611,842	(576,123)	4,753,378	9,544,388	9,237,199	2,905,228	(9,826,951)	74,865,697
Fundamental Large Cap Core	-	554,688	-	554,688	-	-	-	(88,750)	29,731,250
Fundamental Large Cap Value	4,659,605	20,373	(464,437)	4,215,541	-	-	253,579	6,069	61,083,194
Global Bond	4,337,845	150,702	(338,189)	4,150,358	1,423,724	-	836,564	(2,955,201)	51,215,419
Global Conservative Absolute Return	1,018,865	-	(107,392)	911,473	-	-	(74,418)	40,863	8,422,009
International Growth	355,364	5,975	(42,845)	318,494	-	-	358,166	(90,446)	9,026,133
International Growth Stock	788,772	33,818	(34,771)	787,819	166,882	398,470	176,052	(1,340,306)	13,385,050
International Value	1,739,905	45,134	(137,055)	1,647,984	117,846	-	460,069	(1,196,736)	22,659,778
Mid Cap Stock	1,174,164	493,590	(613,329)	1,054,425	2,091,025	2,091,025	2,899,701	(648,421)	20,656,177
Mid Value	1,846,862	172,748	(146,421)	1,873,189	1,741,636	1,618,330	259,575	(1,082,719)	20,698,735
Multifactor Emerging Markets ETF	-	5,711	-	5,711	-	-	-	(216)	143,416
New Income	16,369,278	117,111	(978,077)	15,508,312	1,415,962	-	(771,605)	(4,067,379)	191,992,897
Select Bond	62,363,445	894,082	(4,486,644)	58,770,883	5,452,257	-	(2,422,958)	(14,859,851)	771,661,694
Short Term Government Income	1,484,353	9,825	(113,212)	1,380,966	62,196	-	(96,946)	(49,108)	16,461,110
Small Cap Growth	429,632	103,300	(100,167)	432,765	-	1,563,179	(208,155)	(511,599)	8,166,275
Small Cap Stock	1,178,803	65,621	(294,000)	950,424	614,139	614,139	(269,539)	1,850,694	11,100,950
Small Cap Value	517,348	61,151	(75,346)	503,153	1,158,280	1,116,574	118,661	(511,950)	9,660,530
Small Company Value	501,942	42,543	(78,186)	466,299	835,186	796,845	457,017	(530,037)	9,577,789
Strategic Equity Allocation	21,948,750	961,256	(2,987,440)	19,922,566	19,013,646	16,849,495	23,651,544	(17,368,990)	400,642,810
Strategic Growth	2,803,231	536,218	(3,339,449)	-	8,680,218	8,680,218	2,643,866	(3,840,501)	-
Total Return	7,439,117	118,675	(491,487)	7,066,305	1,505,578	-	(372,905)	(2,313,693)	92,709,917
					$68,655,191	$57,507,493	$41,935,512	($73,309,777)	$2,081,900,067

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Portfolio	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Mid Cap Index Trust
John Hancock Collateral Trust	4,210,301	26,370,717	(24,497,490)	6,083,528	-	-	$13,734	($3,212)	$60,863,265
Mid Cap Stock Trust
John Hancock Collateral Trust	6,936,157	83,425,697	(82,394,250)	7,967,604	-	-	$8,998	($7,368)	$79,712,689
Mid Value Trust
John Hancock Collateral Trust	4,515,939	29,905,959	(27,568,833)	6,853,065	-	-	$1,373	($2,362)	$68,562,169
Mutual Shares Trust
John Hancock Collateral Trust	271,449	5,196,581	(5,038,255)	429,775	-	-	$527	$520	$4,299,724
New Income Trust
John Hancock Collateral Trust	413,077	5,483,280	(5,689,524)	206,833	-	-	$938	($236)	$2,069,279
Real Estate Securities Trust John Hancock Collateral Trust	126,860	456,953	(583,813)	-	-	-	$159	$10	-
Science & Technology Trust
John Hancock Collateral Trust	2,534,229	52,301,071	(51,793,514)	3,041,786	-	-	$1,728	($1,157)	$30,431,857
Select Bond Trust
John Hancock Collateral Trust	392,442	201,569,769	(194,616,575)	7,345,636	-	-	($2,305)	($9,178)	$73,490,150
Small Cap Index Trust
John Hancock Collateral Trust	3,998,544	13,035,234	(12,587,785)	4,445,993	-	-	$2,617	$4,048	$44,480,381
Small Cap Opportunities Trust
John Hancock Collateral Trust	381,708	2,057,848	(2,176,606)	262,950	-	-	$578	$10	$2,630,705
Small Cap Stock Trust
John Hancock Collateral Trust	4,747,421	31,675,483	(30,598,240)	5,824,664	-	-	$4,984	($554)	$58,273,435
Small Cap Value Trust
John Hancock Collateral Trust	2,581,020	16,968,279	(17,661,078)	1,888,221	-	-	($2,399)	$1,307	$18,890,891
Small Company Value Trust
John Hancock Collateral Trust	809,199	8,698,176	(8,431,038)	1,076,337	-	-	$1,923	($823)	$10,768,316
Strategic Equity Allocation Trust
John Hancock Collateral Trust	10,295,580	166,928,426	(153,252,693)	23,971,313	-	-	$8,474	$14,204	$239,823,402
Strategic Income Opportunities Trust
John Hancock Collateral Trust	-	3,978,725	(3,679,651)	299,074	-	-	$778	($415)	$2,992,113
Total Bond Market Trust
John Hancock Collateral Trust	217,030	6,103,739	(6,026,984)	293,785	-	-	$1,453	($214)	$2,939,204
Total Stock Market Index Trust
John Hancock Collateral Trust	1,479,518	6,085,485	(6,225,530)	1,339,473	-	-	$2,074	$659	$13,400,889
Ultra Short Term Bond Trust
John Hancock Collateral Trust	-	4,281,315	(4,147,511)	133,804	-	-	($327)	($161)	$1,338,655
Utilities Trust
John Hancock Collateral Trust	1,872,564	18,263,994	(19,468,350)	668,208	-	-	$706	($547)	$6,685,155

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2018:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio's net assets		Value as of 9-30-18
Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%		$369,045
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.0%	*	142,250
Health Sciences Trust	JAND, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%		243,521
Health Sciences Trust	JAND, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.2%		543,783
								$1,298,599

High Yield Trust	New Cotai, Inc., Class B	4/12/2013	$0	3	3	0.1%		$183,446

Mid Cap Stock Trust	Coupang LLC**	11/20/2014	$3,902,615	1,034,250	1,177,710	0.6%		$5,217,255
Mid Cap Stock Trust	DraftKings, Inc.**	12/4/2014	1,551,991	933,549	1,058,486	0.3%		2,698,674
Mid Cap Stock Trust	Essence Group Holdings Corp.**	5/1/2014	2,731,549	1,459,559	1,663,188	0.6%		4,740,086
Mid Cap Stock Trust	JAND, Inc., Class A**	4/23/2015	345,543	25,303	28,798	0.1%		471,711
Mid Cap Stock Trust	JAND, Inc., Series D**	4/23/2015	771,614	56,502	64,307	0.1%		1,053,349
Mid Cap Stock Trust	Lookout, Inc., Series F**	7/31/2014	2,338,736	185,829	211,003	0.2%		1,719,674
Mid Cap Stock Trust	MarkLogic Corp., Series F**	4/27/2015	2,909,989	222,196	253,035	0.3%		2,750,490
Mid Cap Stock Trust	Pinterest, Inc., Series G**	3/16/2015	3,383,975	292,090	454,185	0.3%		2,711,484
Mid Cap Stock Trust	The Honest Company, Inc.**	8/20/2014	2,080,622	66,598	75,561	0.3%		2,262,296
Mid Cap Stock Trust	Uber Technologies, Inc.**	6/5/2014	7,562,821	584,504	420,446	2.2%		18,268,379
	Sold: 223,661 shares
Mid Cap Stock Trust	WeWork Companies, Inc., Class A**	12/8/2014	158,279	6,615	7,544	0.1%		470,896
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1**	12/8/2014	2,163,707	90,446	103,140	0.8%		6,437,999
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2**	12/8/2014	1,700,068	71,065	81,039	0.6%		5,058,454
								$53,860,747
Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%		$831,612
Science & Technology Trust	Didi Chuxing, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		484,517
								$1,316,129

Small Cap Stock Trust	DraftKings, Inc.	7/13/2015	$1,234,765	327,094	327,094	0.2%		$833,946
Small Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.3%		1,667,708
Small Cap Stock Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.2%		938,538
								$3,440,192

* Less than 0.05%
** Additional shares acquired in merger with Alpha Opportunities Trust

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2018